UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 28, 2010

Date of reporting period:         August 31, 2009


ITEM 1.  REPORT TO SHAREHOLDERS
===============================
                                                                 WELLS FARGO
                                                                 ADVANTAGE FUNDS

(GRAPHIC REDUCE CLUTTER. SAVE TREES.)

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Semi-Annual Report

August 31, 2009

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

-    WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM)

REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS ...................................................     4
FUND EXPENSES ............................................................    12
PORTFOLIO OF INVESTMENTS
Target Today Fund ........................................................    16
Target 2010 Fund .........................................................    16
Target 2015 Fund .........................................................    17
Target 2020 Fund .........................................................    17
Target 2025 Fund .........................................................    18
Target 2030 Fund .........................................................    18
Target 2035 Fund .........................................................    19
Target 2040 Fund .........................................................    19
Target 2045 Fund .........................................................    20
Target 2050 Fund .........................................................    20
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    22
Statements of Operations .................................................    26
Statements of Changes in Net Assets ......................................    28
Financial Highlights .....................................................    40
NOTES TO FINANCIAL STATEMENTS ............................................    52
MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS
Diversified Fixed Income Portfolio .......................................    60
Diversified Stock Portfolio ..............................................    97
Short-Term Investment Portfolio ..........................................   197
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   203
Statements of Operations .................................................   204
Statements of Changes in Net Assets ......................................   206
Financial Highlights .....................................................   208
NOTES TO FINANCIAL STATEMENTS ............................................   209
OTHER INFORMATION ........................................................   217
LIST OF ABBREVIATIONS ....................................................   223

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), Wells Fargo Advantage Enterprise Fund(SM), Wells Fargo Advantage Opportunity Fund(SM), Wells Fargo Advantage Social Sustainability Fund(SM), Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio(SM), Wells Fargo Advantage WealthBuilder Equity Portfolio(SM), Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio(SM), Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio(SM), Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio(SM), Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio(SM), Wells Fargo Advantage Dow Jones Target Today Fund(SM), Wells Fargo Advantage Dow Jones Target 2010 Fund(SM), Wells Fargo Advantage Dow Jones Target 2015 Fund(SM), Wells Fargo Advantage Dow Jones Target 2020 Fund(SM), Wells Fargo Advantage Dow Jones Target 2025 Fund(SM), Wells Fargo Advantage Dow Jones Target 2030 Fund(SM), Wells Fargo Advantage Dow Jones Target 2035 Fund(SM), Wells Fargo Advantage Dow Jones Target 2040 Fund(SM), Wells Fargo Advantage Dow Jones Target 2045 Fund(SM), Wells Fargo Advantage Dow Jones Target 2050 Fund(SM), Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage Overland Express Sweep Fund(SM), Wells Fargo Advantage VT Discovery Fund(SM), and Wells Fargo Advantage VT Opportunity Fund(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

              2 Wells Fargo Advantage Dow Jones Target Date Funds


                             Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE PERIOD OFFERED SOME SIGNS THAT THE ECONOMY HAD BEGUN TO RECOVER FROM THE EXTRAORDINARY FINANCIAL AND ECONOMIC EVENTS OF 2007 AND 2008.

STOCKS RALLIED ACROSS THE BOARD, WITH SOME OF THE HARDEST-HIT SECTORS--SUCH AS FINANCIALS--POSTING THE LARGEST GAINS.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS for the six-month period that ended August 31, 2009. The period offered some signs that the economy had begun to recover from the extraordinary financial and economic events of 2007 and 2008. Stocks rallied accordingly during the period, but the overall economic outlook remained mixed.

BETTER-THAN-EXPECTED ECONOMIC REPORTS SPARKED A MARKET RALLY IN MARCH.

The period began on a positive note as March saw the release of several better-than-expected reports on economic activity in February. Specifically, retail sales excluding automobiles rose by 0.7%; including autos, the retail sales number declined by a relatively modest 0.1%. New home sales rose by 4.7% from an upwardly revised number in January. The manufacturing sector also showed some positive signs. Durable goods orders rose 3.5% in February, even though the Institute for Supply Management (ISM) index continued to signal contraction. The rest of the period was marked by similar "less bad" economic news, and by August the majority of economists surveyed by THE WALL STREET JOURNAL said that the recession that officially began in December 2007 was now over. News that the euro-zone economies contracted by only 0.1% in the second quarter of 2009--aided by modest growth in France and Germany--provided further support to the positive tone. The main fly in the ointment was the unemployment rate, which continued to rise, hitting 9.7% in August and sparking talk of a jobless recovery.

DESPITE TENTATIVE SIGNS OF ECONOMIC HEALTH, GOVERNMENTS MAINTAINED AN ACTIVE ROLE IN THE WORLDWIDE ECONOMY.

In late July, the U.S. government kicked off the popular cash-for-clunkers program, which offered consumers federal rebates of up to $4,500 toward certain new vehicles upon trade-in of an older car or truck. The program, which proved more popular than expected, was modeled on a program introduced by the German government. Additionally, both the European Central Bank (ECB) and the Federal Reserve kept their key interest rates at low levels (1% for the ECB, effectively zero for the Federal Reserve), continued to provide cash to banks, and purchased debt securities backed by mortgages in order to support the financial system.

GLOBAL STOCK MARKETS REBOUNDED STRONGLY.

Stocks rallied across the board, with some of the hardest-hit sectors--such as financials--posting the largest gains. Within the United States, small cap stocks outperformed large cap stocks, and value stocks outperformed growth stocks. European and Asian markets also rebounded, with previously hard-hit Asian stocks posting exceptionally large gains.

               Wells Fargo Advantage Dow Jones Target Date Funds 3


                             Letter to Shareholders

LOWER-QUALITY BONDS OUTPERFORMED HIGHER-QUALITY ISSUES.

Formerly beaten down high-yield bonds posted double-digit returns as waning concerns about credit risk freed investors to seek out more generous yields in a generally low-yielding environment. U.S. government bonds posted modest but positive returns as interest rates remained low.

MANY VARIABLES ARE AT WORK IN THE MARKET.

The full effect of the ongoing credit crisis remains unknown. Growing unemployment and debt defaults continue to pressure consumers and businesses alike. Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch
-------------------------------------
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

U.S. GOVERNMENT BONDS POSTED MODEST BUT POSITIVE RETURNS AS INTEREST RATES REMAINED LOW.

               4 Wells Fargo Advantage Dow Jones Target Date Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

Investment Objective

Each Fund's objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index.

   WELLS FARGO
    ADVANTAGE         Corresponding
    DOW JONES           Dow Jones
TARGET DATE FUND    Target Date Index
-----------------   -----------------
TARGET TODAY FUND   Dow Jones Target
                    Today Index
TARGET 2010 FUND    Dow Jones Target
                    2010 Index
TARGET 2015 FUND    Dow Jones Target
                    2015 Index
TARGET 2020 FUND    Dow Jones Target
                    2020 Index
TARGET 2025 FUND    Dow Jones Target
                    2025 Index
TARGET 2030 FUND    Dow Jones Target
                    2030 Index
TARGET 2035 FUND    Dow Jones Target
                    2035 Index
TARGET 2040 FUND    Dow Jones Target
                    2040 Index
TARGET 2045 FUND    Dow Jones Target
                    2045 Index
TARGET 2050 FUND    Dow Jones Target
                    2050 Index

PORTFOLIO ALLOCATION(1) (AS OF AUGUST 31, 2009)

TARGET TODAY FUND

                                  (PIE CHART)

International Stocks    (5%)
Domestic Stocks        (10%)
Bonds                  (80%)
Cash                    (5%)

TARGET 2010 FUND

                                  (PIE CHART)

International Stocks    (9%)
Domestic Stocks        (17%)
Bonds                  (70%)
Cash                    (4%)

TARGET 2015 FUND

                                  (PIE CHART)

International Stocks   (12%)
Domestic Stocks        (24%)
Bonds                  (60%)
Cash                    (4%)

TARGET 2020 FUND

                                  (PIE CHART)

International Stocks   (16%)
Domestic Stocks        (32%)
Bonds                  (48%)
Cash                    (4%)

TARGET 2025 FUND

                                  (PIE CHART)

International Stocks   (20%)
Domestic Stocks        (41%)
Bonds                  (35%)
Cash                    (4%)

TARGET 2030 FUND

                                  (PIE CHART)

International Stocks   (24%)
Domestic Stocks        (49%)
Bonds                  (23%)
Cash                    (4%)

PLEASE SEE FOOTNOTES ON PP 10-11.

               Wells Fargo Advantage Dow Jones Target Date Funds 5


                             Performance Highlights

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

PORTFOLIO ALLOCATION(1) (AS OF AUGUST 31, 2009) (continued)

TARGET 2035 FUND

                                  (PIE CHART)

International Stocks   (27%)
Domestic Stocks        (56%)
Bonds                  (13%)
Cash                    (4%)

TARGET 2040 FUND

                                  (PIE CHART)

International Stocks   (29%)
Domestic Stocks        (59%)
Bonds                   (8%)
Cash                    (4%)

TARGET 2045 FUND

                                  (PIE CHART)

International Stocks   (30%)
Domestic Stocks        (60%)
Bonds                   (6%)
Cash                    (4%)

TARGET 2050 FUND

                                  (PIE CHART)

International Stocks   (30%)
Domestic Stocks        (60%)
Bonds                   (6%)
Cash                    (4%)

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Global Index Advisors, Inc.

PORTFOLIO MANAGERS

Rodney H. Alldredge
George V. Daniels, Jr.
James P. Lauder

FUND INCEPTION

Target Today Fund - March 1, 1994

Target 2010 Fund - March 1, 1994

Target 2015 Fund - June 29, 2007

Target 2020 Fund - March 1, 1994

Target 2025 Fund - June 29, 2007

Target 2030 Fund - March 1, 1994

Target 2035 Fund - June 29, 2007

Target 2040 Fund - March 1, 1994

Target 2045 Fund - June 29, 2007

Target 2050 Fund - June 29, 2007

PLEASE SEE FOOTNOTES ON PP 10-11.

               6 Wells Fargo Advantage Dow Jones Target Date Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(2) (%) (AS OF AUGUST 31, 2009)

                                         Including Sales Charge                   Excluding Sales Charge             Expense Ratio
WELLS FARGO ADVANTAGE            -------------------------------------   ---------------------------------------   -----------------
DOW JONES TARGET TODAY FUND(3)   6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year    10 Year    Gross(8)   Net(9)
------------------------------   ---------   ------   ------   -------   ---------   ------   ------   ---------   --------   ------
Class A (STWRX)                     6.30     (1.71)    2.81      3.32      12.77       4.31    4.04       3.94       1.27      0.98
Class B (WFOKX)                     7.38     (1.45)    2.91      3.49      12.38       3.55    3.26       3.49       2.02      1.73
Class C (WFODX)                    11.42      2.48     3.25      3.27      12.42       3.48    3.25       3.27       2.02      1.73
Administrator (WFLOX)                                                      12.91       4.56    4.34       4.21       1.09      0.80
Institutional (WOTDX)                                                      13.13       4.90    4.58       4.33       0.81      0.45
Investor (WFBTX)                                                           12.93       4.53    4.29       4.19       1.36      0.86
BENCHMARKS
   Dow Jones Target Today
      Index(4)                                                             13.70       5.32    5.00       5.93
   Russell 3000(R) Index(5)                                                41.83     (18.63)   1.04       0.06
   Barclays Capital U.S.
      Aggregate Index(6)                                                    5.95       7.94    4.96       6.31

                                         Including Sales Charge                   Excluding Sales Charge             Expense Ratio
WELLS FARGO ADVANTAGE            -------------------------------------   ---------------------------------------   -----------------
DOW JONES TARGET 2010 FUND(7)    6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year    10 Year    Gross(8)   Net(9)
------------------------------   ---------   ------   ------   -------   ---------   ------   ------   ---------   --------   ------
Class A (STNRX)                      10.50   (6.07)    2.54      2.40      17.25      (0.32)   3.77       3.01       1.25      1.01
Class B (SPTBX)                      11.87   (5.97)    2.64      2.55      16.87      (0.97)   3.00       2.55       2.00      1.76
Class C (WFOCX)                      15.90   (2.02)    3.00      2.33      16.90      (1.02)   3.00       2.33       2.00      1.76
Administrator (WFLGX)                                                      17.45       0.01    4.09       3.26       1.07      0.83
Institutional (WFOAX)                                                      17.58       0.32    4.30       3.37       0.80      0.48
Investor (WFCTX)                                                           17.48      (0.02)   4.05       3.24       1.36      0.89
BENCHMARKS
   Dow Jones Target 2010
      Index(4)                                                             18.20       0.55    5.19       5.40
   Russell 3000(R) Index(5)                                                41.83     (18.63)   1.04       0.06
   Barclays Capital U.S.
      Aggregate Index(6)                                                    5.95       7.94    4.96       6.31

                                                                                                                     Expense Ratio
WELLS FARGO ADVANTAGE                                                                                    Since     -----------------
DOW JONES TARGET 2015 FUND                                               6 Months*   1 Year            Inception   Gross(8)   Net(9)
--------------------------                                               ---------   ------            ---------   --------   ------
Administrator (WFFFX)                                                      21.79      (2.79)             (2.06)      1.37      0.84
Institutional (WFSCX)                                                      22.01      (2.52)             (1.84)      1.06      0.49
Investor (WFQEX)                                                           21.75      (2.83)             (2.06)      1.60      0.90
BENCHMARKS
   Dow Jones Target 2015
      Index(4)                                                             22.44      (2.46)             (1.38)
   Russell 3000(R) Index(5)                                                41.83     (18.63)            (14.30)
   Barclays Capital U.S.
      Aggregate Index(6)                                                    5.95       7.94               7.36

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. CURRENTLY CLASS A SHARES ARE CLOSED TO NEW INVESTORS. CLASS B SHARES ARE CLOSED TO NEW INVESTORS AND ADDITIONAL INVESTMENTS FROM EXISTING SHAREHOLDERS, EXCEPT IN CONNECTION WITH THE REINVESTMENT OF ANY DISTRIBUTION AND PERMITTED EXCHANGES.

PLEASE SEE FOOTNOTES ON PP 10-11.

               Wells Fargo Advantage Dow Jones Target Date Funds 7


                             Performance Highlights

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(2) (%) (AS OF AUGUST 31, 2009) (continued)

                                         Including Sales Charge                   Excluding Sales Charge             Expense Ratio
WELLS FARGO ADVANTAGE            -------------------------------------   ---------------------------------------   -----------------
DOW JONES TARGET 2020 FUND(7)    6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year    10 Year    Gross(8)   Net(9)
------------------------------   ---------   ------   ------   -------   ---------   ------   ------   ---------   --------   ------
Class A (STTRX)                    19.55     (11.44)   2.07      1.12      26.78      (6.03)   3.29       1.73       1.24      1.03
Class B (STPBX)                    21.31     (11.70)   2.15      1.29      26.31      (6.70)   2.52       1.29       1.99      1.78
Class C (WFLAX)                    25.24      (7.76)   2.51      1.06      26.24      (6.76)   2.51       1.06       1.99      1.78
Administrator (WFLPX)                                                      26.91      (5.72)   3.61       2.02       1.06      0.85
Institutional (WFOBX)                                                      26.98      (5.58)   3.84       2.14       0.79      0.50
Investor (WFDTX)                                                           26.80      (5.83)   3.58       2.00       1.35      0.91
BENCHMARKS
   Dow Jones Target 2020
      Index(4)                                                             27.54      (5.57)   5.24       4.80
   Russell 3000(R) Index(5)                                                41.83     (18.63)   1.04       0.06
   Barclays Capital U.S.
      Aggregate Index(6)                                                    5.95       7.94    4.96       6.31

                                                                                                                     Expense Ratio
WELLS FARGO ADVANTAGE                                                                                    Since     -----------------
DOW JONES TARGET 2025 FUND                                               6 Months*   1 Year            Inception   Gross(8)   Net(9)
--------------------------                                               ---------   ------            ---------   --------   ------
Administrator (WFTRX)                                                      33.06      (8.36)             (7.02)      1.35      0.85
Institutional (WFTYX)                                                      33.07      (8.06)             (6.86)      1.07      0.50
Investor (WFGYX)                                                           32.89      (8.31)             (7.04)      1.60      0.91
BENCHMARKS
   Dow Jones Target 2025
      Index(4)                                                             33.54      (8.33)             (6.64)
   Russell 3000(R) Index(5)                                                41.83     (18.63)            (14.30)
   Barclays Capital U.S.
      Aggregate Index(6)                                                    5.95       7.94               7.36

*    Returns for periods of less than one year are not annualized.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller company investment risk and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Fund seeks to approximate, before fees and expenses, will not meet an investor's goals). Consult the Fund's prospectus for additional information on these and other risks.

PLEASE SEE FOOTNOTES ON PP 10-11.

               8 Wells Fargo Advantage Dow Jones Target Date Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(2) (%) (AS OF AUGUST 31, 2009) (continued)

                                         Including Sales Charge                   Excluding Sales Charge             Expense Ratio
WELLS FARGO ADVANTAGE            -------------------------------------   ---------------------------------------   -----------------
DOW JONES TARGET 2030 FUND(7)    6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year    10 Year    Gross(8)   Net(9)
------------------------------   ---------   ------   ------   -------   ---------   ------   ------   ---------   --------   ------
Class A (STHRX)                    30.47     (16.10)   1.28      0.29      38.46     (10.99)   2.49       0.89       1.28      1.04
Class B (SGPBX)                    32.95     (16.57)   1.36      0.45      37.95     (11.57)   1.73       0.45       2.03      1.79
Class C (WFDMX)                    36.96     (12.59)   1.73      0.23      37.96     (11.59)   1.73       0.23       2.02      1.79
Administrator (WFLIX)                                                      38.71     (10.66)   2.81       1.16       1.10      0.86
Institutional (WFOOX)                                                      38.68     (10.53)   3.02       1.27       0.83      0.51
Investor (WFETX)                                                           38.59     (10.70)   2.77       1.15       1.39      0.92
BENCHMARKS
   Dow Jones Target 2030
      Index(4)                                                             39.15     (10.74)   5.08       4.26
   Russell 3000(R) Index(5)                                                41.83     (18.63)   1.04       0.06
   Barclays Capital U.S.
      Aggregate Index(6)                                                    5.95       7.94    4.96       6.31

                                                                                                                     Expense Ratio
WELLS FARGO ADVANTAGE                                                                                    Since     -----------------
DOW JONES TARGET 2035 FUND                                               6 Months*   1 Year            Inception   Gross(8)   Net(9)
--------------------------                                               ---------   ------            ---------   --------   ------
Administrator (WFQWX)                                                      43.16     (12.12)            (10.45)      1.61      0.87
Institutional (WFQRX)                                                      43.24     (11.84)            (10.32)      1.32      0.52
Investor (WFQTX)                                                           42.97     (12.16)            (10.49)      1.82      0.93
BENCHMARKS
   Dow Jones Target 2035
      Index(4)                                                             43.53     (12.53)            (10.33)
   Russell 3000(R) Index(5)                                                41.83     (18.63)            (14.30)
   Barclays Capital U.S.
      Aggregate Index(6)                                                    5.95       7.94               7.36

                                         Including Sales Charge                   Excluding Sales Charge             Expense Ratio
WELLS FARGO ADVANTAGE            -------------------------------------   ---------------------------------------   -----------------
DOW JONES TARGET 2040 FUND(7)    6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year    10 Year    Gross(8)   Net(9)
------------------------------   ---------   ------   ------   -------   ---------   ------   ------   ---------   --------   ------
Class A (STFRX)                    37.19     (18.53)   1.16     (0.51)     45.52     (13.56)   2.37       0.08       1.31      1.05
Class B (SLPBX)                    40.01     (19.18)   1.23     (0.35)     45.01     (14.18)   1.61      (0.35)      2.06      1.80
Class C (WFOFX)                    43.97     (15.16)   1.61     (0.58)     44.97     (14.16)   1.61      (0.58)      2.05      1.80
Administrator (WFLWX)                                                      45.62     (13.32)   2.68       0.37       1.13      0.87
Institutional (WFOSX)                                                      45.98     (13.12)   2.91       0.49       0.86      0.52
Investor (WFFTX)                                                           45.65     (13.36)   2.64       0.35       1.41      0.93
BENCHMARKS
   Dow Jones Target 2040
      Index(4)                                                             46.10     (13.46)   4.69       4.00
   Russell 3000(R) Index(5)                                                41.83     (18.63)   1.04       0.06
   Barclays Capital U.S.
      Aggregate Index(6)                                                    5.95       7.94    4.96       6.31

*    Returns for periods of less than one year are not annualized.

PLEASE SEE FOOTNOTES ON PP 10-11.

               Wells Fargo Advantage Dow Jones Target Date Funds 9


                             Performance Highlights

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(2) (%) (AS OF AUGUST 31, 2009 (continued)

                                                                                                                     Expense Ratio
                                                                                                         Since     -----------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND                         6 Months*   1 Year            Inception   Gross(8)   Net(9)
------------------------------------------------                         ---------   ------            ---------   --------   ------
Administrator (WFQYX)                                                      46.19     (12.47)            (11.05)      2.34      0.87
Institutional (WFQPX)                                                      46.12     (12.38)            (10.92)      2.02      0.52
Investor (WFQSX)                                                           45.90     (12.65)            (11.17)      2.58      0.93
BENCHMARKS
   Dow Jones Target 2045 Index(4)                                          46.63     (13.55)            (11.21)
   Russell 3000(R) Index(5)                                                41.83     (18.63)            (14.30)
   Barclays Capital U.S. Aggregate Index(6)                                 5.95       7.94               7.36

                                                                                                                     Expense Ratio
                                                                                                         Since     -----------------
WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND                         6 Months*   1 Year            Inception   Gross(8)   Net(9)
------------------------------------------------                         ---------   ------            ---------   --------   ------
Administrator (WFQDX)                                                      46.06     (12.96)            (11.26)      1.48      0.87
Institutional (WFQFX)                                                      46.17     (12.79)            (11.06)      1.19      0.52
Investor (WFQGX)                                                           45.95     (13.09)            (11.32)      1.73      0.93
BENCHMARKS
   Dow Jones Target 2050 Index(4)                                          46.63     (13.55)            (11.21)
   Russell 3000(R) Index(5)                                                41.83     (18.63)            (14.30)
   Barclays Capital U.S. Aggregate Index(6)                                 5.95       7.94               7.36

*    Returns for periods of less than one year are not annualized.

PLEASE SEE FOOTNOTES ON PP 10-11.

              10 Wells Fargo Advantage Dow Jones Target Date Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

(1.) This chart represents the composite of the portfolio allocations of the Master Portfolios in which the Fund invests and is calculated based on the total investments of the Master Portfolios, excluding cash and cash equivalents. Portfolio holdings are subject to change and may have changed since the date specified. See notes to the Financial Statements for a discussion of the Master Portfolio.

(2.) The Funds are gateway funds that invest in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

(3.) Class A shares incepted on March 1, 1994. Class B shares incepted on August
     1, 1998. Class C shares incepted on December 1, 1998. Performance shown prior to the inception of the Administrator Class on November 8, 1999, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class on June 30, 2004, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Investor Class shares on January 31, 2007, reflects the performance of the Administrator Class shares, adjusted to reflect Investor Class expenses (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

(4.) The Dow Jones Target Date Indexes (each an "Index" or collectively the
     "Indexes") are a series of Indexes designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indexes with longer time horizons have higher allocations to equity securities, while the Indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. You cannot invest directly in an Index.

(5.) The Russell 3000 Index measures the performance of the 3,000 largest U.S.
     companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

(6.) The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

(7.) Class A shares incepted on March 1, 1994. Class B shares incepted on March
     1, 1997. Class C shares incepted on December 1, 1998. Performance shown prior to the inception of the Administrator Class on November 8,1999, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class on June 30, 2004, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Investor Class shares on January 31, 2007, reflects the performance of the Administrator Class shares, adjusted to reflect Investor Class expenses (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

(8.) Reflects the gross expense ratio as stated in the prospectus supplement dated August 13, 2009, to the July 1, 2009 prospectuses. Gross expense ratios shown are first effective on October 1, 2009.

(9.) The investment adviser has contractually committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower. Net operating expense ratios shown are effective on October 1, 2009.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

              12 Wells Fargo Advantage Dow Jones Target Date Funds


                                  Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                                03-01-2009      08-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
DOW JONES TARGET TODAY FUND
CLASS A
   Actual                                       $1,000.00       $1,127.80         $ 6.17          1.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.41         $ 5.85          1.15%
CLASS B
   Actual                                       $1,000.00       $1,123.80         $10.17          1.90%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.63         $ 9.65          1.90%
CLASS C
   Actual                                       $1,000.00       $1,024.20         $10.17          1.90%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.63         $ 9.65          1.90%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,129.10         $ 4.56          0.85%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.92         $ 4.33          0.85%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,131.30         $ 3.33          0.62%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.08         $ 3.16          0.62%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,129.30         $ 4.88          0.91%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.62         $ 4.63          0.91%

              Wells Fargo Advantage Dow Jones Target Date Funds 13


                                 Fund Expenses

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                                03-01-2009      08-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
DOW JONES TARGET 2010 FUND
CLASS A
   Actual                                       $1,000.00       $1,172.50         $ 6.46          1.18%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.26         $ 6.01          1.18%
CLASS B
   Actual                                       $1,000.00       $1,168.70         $10.55          1.93%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.48         $ 9.80          1.93%
CLASS C
   Actual                                       $1,000.00       $1,169.00         $10.55          1.93%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.48         $ 9.80          1.93%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,174.50         $ 4.82          0.88%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.77         $ 4.48          0.88%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,175.80         $ 3.56          0.65%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.93         $ 3.31          0.65%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,174.80         $ 5.15          0.94%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.47         $ 4.79          0.94%
DOW JONES TARGET 2015 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,217.90         $ 4.98          0.89%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.72         $ 4.53          0.89%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,220.10         $ 3.69          0.66%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.88         $ 3.36          0.66%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,217.50         $ 5.31          0.95%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.42         $ 4.84          0.95%
DOW JONES TARGET 2020 FUND
CLASS A
   Actual                                       $1,000.00       $1,267.80         $ 6.86          1.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.16         $ 6.11          1.20%
CLASS B
   Actual                                       $1,000.00       $1,263.10         $11.12          1.95%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.38         $ 9.91          1.95%
CLASS C
   Actual                                       $1,000.00       $1,262.40         $11.12          1.95%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.38         $ 9.91          1.95%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,269.10         $ 5.15          0.90%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.67         $ 4.58          0.90%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,269.80         $ 3.83          0.67%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.83         $ 3.41          0.67%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,268.00         $ 5.49          0.96%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.37         $ 4.89          0.96%

              14 Wells Fargo Advantage Dow Jones Target Date Funds


                                  Fund Expenses

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                                03-01-2009      08-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
DOW JONES TARGET 2025 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,330.60         $ 5.29          0.90%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.67         $ 4.58          0.90%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,330.70         $ 3.94          0.67%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.83         $ 3.41          0.67%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,328.90         $ 5.64          0.96%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.37         $ 4.89          0.96%
DOW JONES TARGET 2030 FUND
CLASS A
   Actual                                       $1,000.00       $1,384.60         $ 7.27          1.21%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.11         $ 6.16          1.21%
CLASS B
   Actual                                       $1,000.00       $1,379.50         $11.76          1.96%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.32         $ 9.96          1.96%
CLASS C
   Actual                                       $1,000.00       $1,379.60         $11.76          1.96%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.32         $ 9.96          1.96%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,387.10         $ 5.48          0.91%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.62         $ 4.63          0.91%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,386.80         $ 4.09          0.68%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.78         $ 3.47          0.68%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,385.90         $ 5.83          0.97%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.32         $ 4.94          0.97%
DOW JONES TARGET 2035 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,431.60         $ 5.64          0.92%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.57         $ 4.69          0.92%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,432.40         $ 4.23          0.69%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.73         $ 3.52          0.69%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,429.70         $ 6.00          0.98%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.27         $ 4.99          0.98%

              Wells Fargo Advantage Dow Jones Target Date Funds 15


                                 Fund Expenses

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                                03-01-2009      08-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
DOW JONES TARGET 2040 FUND
CLASS A
   Actual                                       $1,000.00       $1,455.20         $ 7.55          1.22%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.06         $ 6.21          1.22%
CLASS B
   Actual                                       $1,000.00       $1,450.10         $12.17          1.97%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.27         $10.01          1.97%
CLASS C
   Actual                                       $1,000.00       $1,449.70         $12.16          1.97%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.27         $10.01          1.97%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,456.20         $ 5.70          0.92%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.57         $ 4.69          0.92%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,459.80         $ 4.28          0.69%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.73         $ 3.52          0.69%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,456.50         $ 6.07          0.98%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.27         $ 4.99          0.98%
DOW JONES TARGET 2045 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,461.90         $ 5.71          0.92%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.57         $ 4.69          0.92%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,461.20         $ 4.28          0.69%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.73         $ 3.52          0.69%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,459.00         $ 6.07          0.98%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.27         $ 4.99          0.98%
DOW JONES TARGET 2050 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,460.60         $ 5.71          0.92%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.57         $ 4.69          0.92%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,461.70         $ 4.28          0.69%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.73         $ 3.52          0.69%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,459.50         $ 6.08          0.98%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.27         $ 4.99          0.98%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the six month period).

              16 Wells Fargo Advantage Dow Jones Target Date Funds


             Portfolio of Investments--August 31, 2009 (Unaudited)

DOW JONES TARGET TODAY FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                       VALUE
---------------   --------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.87%
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED
                  INCOME PORTFOLIO                               $   166,731,970
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK
                  PORTFOLIO                                           32,084,455
            N/A   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT
                  PORTFOLIO                                           10,301,704
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS
(COST $202,706,129)                                                  209,118,129
                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $202,706,129)*                                  99.87%     $   209,118,129
OTHER ASSETS AND LIABILITIES, NET                      0.13              266,305
                                                     ------      ---------------
TOTAL NET ASSETS                                     100.00%     $   209,384,434
                                                     ------      ---------------

* Cost for federal income tax purposes is $203,699,143 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 7,361,417
Gross unrealized depreciation                 (1,942,431)
                                             -----------
Net unrealized appreciation (depreciation)   $ 5,418,986

DOW JONES TARGET 2010 FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                       VALUE
---------------   --------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.96%
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME
                  PORTFOLIO                                      $   357,312,383
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK
                  PORTFOLIO                                          131,900,562
            N/A   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT
                  PORTFOLIO                                           20,011,857
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS
(COST $512,892,895)                                                  509,224,802
                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $512,892,895)*                                  99.96%     $   509,224,802
OTHER ASSETS AND LIABILITIES, NET                      0.04              201,690
                                                     ------      ---------------
TOTAL NET ASSETS                                     100.00%     $   509,426,492
                                                     ------      ---------------

* Cost for federal income tax purposes is $517,092,599 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 21,614,766
Gross unrealized depreciation                 (29,482,563)
                                             ------------
Net unrealized appreciation (depreciation)   $ (7,867,797)

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 17


             Portfolio of Investments--August 31, 2009 (Unaudited)

DOW JONES TARGET 2015 FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                       VALUE
---------------   --------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.00%
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED
                  INCOME PORTFOLIO                               $    51,482,890
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK
                  PORTFOLIO                                           30,859,911
            N/A   WELLS FARGO ADVANTAGE SHORT-TERM
                  INVESTMENT PORTFOLIO                                 3,359,506
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS
(COST $83,292,514)                                                    85,702,307
                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $83,292,514)*                                  100.00%     $    85,702,307
OTHER ASSETS AND LIABILITIES, NET                      0.00               (1,194)
                                                     ------      ---------------
TOTAL NET ASSETS                                     100.00%     $    85,701,113
                                                     ------      ---------------

* Cost for federal income tax purposes is $83,542,474 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $2,414,928
Gross unrealized depreciation                  (255,095)
                                             ----------
Net unrealized appreciation (depreciation)   $2,159,833

DOW JONES TARGET 2020 FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                       VALUE
---------------   --------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.94%
        N/A       WELLS FARGO ADVANTAGE DIVERSIFIED FIXED
                  INCOME PORTFOLIO                               $   487,670,797
        N/A       WELLS FARGO ADVANTAGE DIVERSIFIED STOCK
                  PORTFOLIO                                          483,123,446
        N/A       WELLS FARGO ADVANTAGE SHORT-TERM
                  INVESTMENT PORTFOLIO                                39,477,972
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS
(COST $1,041,228,594)                                              1,010,272,215
                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,041,228,594)*                                99.94%     $ 1,010,272,215
OTHER ASSETS AND LIABILITIES, NET                      0.06              567,762
                                                     ------      ---------------
TOTAL NET ASSETS                                     100.00%     $ 1,010,839,977
                                                     ------      ---------------

* Cost for federal income tax purposes is $1,051,208,837 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 56,943,673
Gross unrealized depreciation                 (97,880,295)
                                             ------------
Net unrealized appreciation (depreciation)   $(40,936,622)

The accompanying notes are an integral part of these financial statements.

              18 Wells Fargo Advantage Dow Jones Target Date Funds


             Portfolio of Investments--August 31, 2009 (Unaudited)

DOW JONES TARGET 2025 FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                       VALUE
---------------   --------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.95%
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED
                  INCOME PORTFOLIO                               $    37,801,692
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK
                  PORTFOLIO                                           66,899,204
            N/A   WELLS FARGO ADVANTAGE SHORT-TERM
                  INVESTMENT PORTFOLIO                                 4,242,129
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS
(COST $105,353,863)                                                  108,943,025
                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $105,353,863)*                                  99.95%     $   108,943,025
OTHER ASSETS AND LIABILITIES, NET                      0.05               56,781
                                                     ------      ---------------
TOTAL NET ASSETS                                     100.00%     $   108,999,806
                                                     ------      ---------------

* Cost for federal income tax purposes is $123,715,663 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  3,589,426
Gross unrealized depreciation                 (18,362,064)
                                             ------------
Net unrealized appreciation (depreciation)   $(14,772,638)

DOW JONES TARGET 2030 FUND

  FACE/SHARE
    AMOUNT        SECURITY NAME                                       VALUE
---------------   --------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.97%
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED
                  INCOME PORTFOLIO                               $   172,057,828
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK
                  PORTFOLIO                                          562,578,222
            N/A   WELLS FARGO ADVANTAGE SHORT-TERM
                  INVESTMENT PORTFOLIO                                29,666,788
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS
(COST $795,498,769)                                                  764,302,838
                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $795,498,769)*                                  99.97%     $   764,302,838
OTHER ASSETS AND LIABILITIES, NET                      0.03              224,267
                                                     ------      ---------------
TOTAL NET ASSETS                                     100.00%     $   764,527,105
                                                     ------      ---------------

* Cost for federal income tax purposes is $802,804,672 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 52,004,645
Gross unrealized depreciation                 (90,506,479)
                                             ------------
Net unrealized appreciation (depreciation)   $(38,501,834)

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 19


             Portfolio of Investments--August 31, 2009 (Unaudited)

DOW JONES TARGET 2035 FUND

   FACE/SHARE
     AMOUNT       SECURITY NAME                                       VALUE
---------------   --------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.93%
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED
                  INCOME PORTFOLIO                               $     8,844,045
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK
                  PORTFOLIO                                           55,635,053
            N/A   WELLS FARGO ADVANTAGE SHORT-TERM
                  INVESTMENT PORTFOLIO                                 2,597,243
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS
(COST $64,718,409)                                                    67,076,341
                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $64,718,409)*                                   99.93%     $    67,076,341
OTHER ASSETS AND LIABILITIES, NET                      0.07               45,362
                                                     ------      ---------------
TOTAL NET ASSETS                                     100.00%     $    67,121,703
                                                     ------      ---------------

* Cost for federal income tax purposes is $65,016,301 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $2,358,548
Gross unrealized depreciation                  (298,508)
                                             ----------
Net unrealized appreciation (depreciation)   $2,060,040

DOW JONES TARGET 2040 FUND

  FACE/SHARE
    AMOUNT        SECURITY NAME                                       VALUE
---------------   --------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.95%
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED
                  INCOME PORTFOLIO                               $    39,772,568
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK
                  PORTFOLIO                                          456,853,958
            N/A   WELLS FARGO ADVANTAGE SHORT-TERM
                  INVESTMENT PORTFOLIO                                19,974,516

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS
(COST $543,072,953)                                                  516,601,042
                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $543,072,953)*                                  99.95%     $   516,601,042
OTHER ASSETS AND LIABILITIES, NET                      0.05              250,885
                                                     ------      ---------------
TOTAL NET ASSETS                                     100.00%     $   516,851,927
                                                     ------      ---------------

* Cost for federal income tax purposes is $547,466,242 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 50,976,312
Gross unrealized depreciation                 (81,841,512)
                                             ------------
Net unrealized appreciation (depreciation)   $(30,865,200)

The accompanying notes are an integral part of these financial statements.

              20 Wells Fargo Advantage Dow Jones Target Date Funds


             Portfolio of Investments--August 31, 2009 (Unaudited)

DOW JONES TARGET 2045 FUND

  FACE/SHARE
    AMOUNT        SECURITY NAME                                       VALUE
---------------   --------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.43%
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED
                  INCOME PORTFOLIO                               $     1,924,867
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK
                  PORTFOLIO                                           26,675,563
            N/A   WELLS FARGO ADVANTAGE SHORT-TERM
                  INVESTMENT PORTFOLIO                                 1,149,925
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS
(COST $28,653,102)                                                    29,750,355
                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $28,653,102)*                                   99.43%     $    29,750,355
OTHER ASSETS AND LIABILITIES, NET                      0.57              170,593
                                                     ------      ---------------
TOTAL NET ASSETS                                     100.00%     $    29,920,948
                                                     ------      ---------------

* Cost for federal income tax purposes is $28,784,147 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $1,097,451
Gross unrealized depreciation                  (131,243)
                                             ----------
Net unrealized appreciation (depreciation)   $  966,208

DOW JONES TARGET 2050 FUND

  FACE/SHARE
    AMOUNT        SECURITY NAME                                        VALUE
---------------   --------------------------------------------   ---------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.77%
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED
                  INCOME PORTFOLIO                               $     6,160,913
            N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK
                  PORTFOLIO                                           85,380,202
            N/A   WELLS FARGO ADVANTAGE SHORT-TERM
                  INVESTMENT PORTFOLIO                                 3,680,558
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS
(COST $90,282,254)                                                    95,221,673
                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $90,282,254)*                                   99.77%     $    95,221,673
OTHER ASSETS AND LIABILITIES, NET                      0.23              218,408
                                                     ------      ---------------
TOTAL NET ASSETS                                     100.00%     $    95,440,081
                                                     ------      ---------------

* Cost for federal income tax purposes is $90,659,040 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $4,939,798
Gross unrealized depreciation                  (377,165)
                                             ----------
Net unrealized appreciation (depreciation)   $4,562,633

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

              22 Wells Fargo Advantage Dow Jones Target Date Funds


        Statements of Assets and Liabilities--August 31, 2009 (Unaudited)

                                                                                Target Today    Target 2010
                                                                                   Fund            Fund
                                                                                ------------   ------------
ASSETS
   Investments in affiliated securities at value (see cost below) ...........   $209,118,129   $509,224,802
                                                                                ------------   ------------
   Receivable for Fund shares issued ........................................        320,165        451,365
   Prepaid expenses and other assets ........................................          9,554              0
                                                                                ------------   ------------
Total assets ................................................................    209,447,848    509,676,167
                                                                                ------------   ------------
LIABILITIES
   Payable for Fund shares redeemed .........................................          5,900         40,009
   Payable to investment advisor and affiliates (Note 3) ....................         57,514        154,454
   Accrued expenses and other liabilities ...................................              0         55,212
                                                                                ------------   ------------
Total liabilities ...........................................................         63,414        249,675
                                                                                ------------   ------------
TOTAL NET ASSETS ............................................................   $209,384,434   $509,426,492
                                                                                ============   ============
NET ASSETS CONSIST OF
   Paid-in capital ..........................................................   $206,367,731   $527,498,027
   Undistributed net investment income ......................................        960,537      2,262,983
   Undistributed net realized loss on investments ...........................     (4,355,834)   (16,666,425)
   Net unrealized appreciation (depreciation) of investments ................      6,412,000     (3,668,093)
                                                                                ------------   ------------
TOTAL NET ASSETS ............................................................   $209,384,434   $509,426,492
                                                                                ============   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A .....................................................   $ 22,334,864   $ 43,089,190
   Shares outstanding - Class A .............................................      2,265,382      3,670,444
   Net asset value per share - Class A ......................................   $       9.86   $      11.74
   Maximum offering price per share - Class A(2) ............................   $      10.46   $      12.46
   Net assets - Class B .....................................................   $  2,942,703   $  3,641,216
   Shares outstanding - Class B .............................................        290,913        308,916
   Net asset value and offering price per share - Class B ...................   $      10.12   $      11.79
   Net assets - Class C .....................................................   $  5,199,499   $  2,593,261
   Shares outstanding - Class C .............................................        516,517        218,121
   Net asset value and offering price per share - Class C ...................   $      10.07   $      11.89
   Net assets - Administrator Class .........................................   $ 54,212,786   $140,213,963
   Shares outstanding - Administrator Class .................................      5,393,955     11,834,722
   Net asset value and offering price per share - Administrator Class .......   $      10.05   $      11.85
   Net assets - Institutional Class .........................................   $ 95,955,756   $300,611,969
   Shares outstanding - Institutional Class .................................      9,542,574     25,375,825
   Net asset value and offering price per share - Institutional Class .......   $      10.06   $      11.85
   Net assets - Investor Class ..............................................   $ 28,738,826   $ 19,276,893
   Shares outstanding - Investor Class ......................................      2,864,811      1,629,895
   Net asset value and offering price per share - Investor Class ............   $      10.03   $      11.83
                                                                                ------------   ------------
Investments at cost                                                             $202,706,129   $512,892,895
                                                                                ------------   ------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 23


       Statements of Assets and Liabilities--August 31, 2009 (Unaudited)

 Target 2015     Target 2020     Target 2025    Target 2030    Target 2035     Target 2040
    Fund            Fund            Fund           Fund           Fund             Fund
------------   --------------   ------------   -------------   ------------   ------------

$ 85,702,307   $1,010,272,215   $108,943,025   $ 764,302,838   $ 67,076,341   $516,601,042
------------   --------------   ------------   -------------   ------------   ------------
      62,808        1,034,668        130,223         618,606        111,439        555,369
           0                0              0               0              0              0
------------   --------------   ------------   -------------   ------------   ------------
  85,765,115    1,011,306,883    109,073,248     764,921,444     67,187,780    517,156,411
------------   --------------   ------------   -------------   ------------   ------------

           0              181              0          61,362              0         38,813
      16,305          326,536         23,665         246,786         11,021        178,266
      47,697          140,189         49,777          86,191         55,056         87,405
------------   --------------   ------------   -------------   ------------   ------------
      64,002          466,906         73,442         394,339         66,077        304,484
------------   --------------   ------------   -------------   ------------   ------------
$ 85,701,113   $1,010,839,977   $108,999,806   $ 764,527,105   $ 67,121,703   $516,851,927
============   ==============   ============   =============   ============   ============

$ 85,164,879   $1,087,054,325   $108,252,902   $ 838,991,447   $ 66,731,376   $576,431,301
     330,469        3,645,660        332,227       2,037,207        157,079      1,028,119
  (2,204,028)     (48,903,629)    (3,174,485)    (45,305,618)    (2,124,684)   (34,135,582)
   2,409,793      (30,956,379)     3,589,162     (31,195,931)     2,357,932    (26,471,911)
------------   --------------   ------------   -------------   ------------   ------------
$ 85,701,113   $1,010,839,977   $108,999,806   $ 764,527,105   $ 67,121,703   $516,851,927
============   ==============   ============   =============   ============   ============

          NA   $   73,750,796             NA   $  62,104,070             NA   $ 96,491,806
          NA        6,136,262             NA       5,222,877             NA      7,637,218
          NA   $        12.02             NA   $      11.89              NA   $      12.63
          NA   $        12.75             NA   $      12.62              NA   $      13.40
          NA   $    5,689,699             NA   $   3,599,084             NA   $  4,148,609
          NA          477,441             NA         308,499             NA        343,536
          NA   $        11.92             NA   $      11.67              NA   $      12.08
          NA   $    2,246,762             NA   $   1,643,761             NA   $  1,921,095
          NA          187,008             NA         140,747             NA        159,569
          NA   $        12.01             NA   $      11.68              NA   $      12.04
$ 21,666,967   $  278,673,205   $ 19,284,827   $ 197,799,252   $  8,550,827   $131,818,399
   2,450,459       22,883,426      2,338,152      16,457,359      1,113,443     10,263,968
$       8.84   $        12.18   $       8.25   $       12.02   $       7.68   $      12.84
$ 33,987,666   $  616,992,606   $ 45,327,613   $ 468,383,868   $ 28,927,078   $268,376,524
   3,886,229       50,561,611      5,510,903      38,956,133      3,796,771     20,870,714
$       8.75   $        12.20   $       8.23   $       12.02   $       7.62   $      12.86
$ 30,046,480   $   33,486,909   $ 44,387,366   $  30,997,070   $ 29,643,798   $ 14,095,494
   3,394,587        2,750,612      5,386,372       2,581,680      3,847,871      1,098,363
$       8.85   $        12.17   $       8.24   $       12.01   $       7.70   $      12.83
------------   --------------   ------------   -------------   ------------   ------------
$ 83,292,514   $1,041,228,594   $105,353,863   $ 795,498,769   $ 64,718,409   $543,072,953
------------   --------------   ------------   -------------   ------------   ------------

              24 Wells Fargo Advantage Dow Jones Target Date Funds


        Statements of Assets and Liabilities--August 31, 2009 (Unaudited)

                                                                                Target 2045   Target 2050
                                                                                   Fund           Fund
                                                                                -----------   -----------
ASSETS
   Investments in affiliated securities at value (see cost below)............   $29,750,355   $95,221,673
                                                                                -----------   -----------
   Receivable for Fund shares issued.........................................       223,552       286,227
   Receivable from investment advisor and affiliates (Note 3)................         1,021             0
                                                                                -----------   -----------
Total assets.................................................................    29,974,928    95,507,900
                                                                                -----------   -----------
LIABILITIES
   Payable to investment advisor and affiliates (Note 3).....................             0        19,478
   Accrued expenses and other liabilities....................................        53,980        48,341
                                                                                -----------   -----------
Total liabilities............................................................        53,980        67,819
                                                                                -----------   -----------
TOTAL NET ASSETS.............................................................   $29,920,948   $95,440,081
                                                                                ===========   ===========
NET ASSETS CONSIST OF
   Paid-in capital...........................................................   $29,563,127   $90,895,791
   Undistributed net investment income.......................................        65,596       217,003
   Undistributed net realized loss on investments............................      (805,028)     (612,132)
   Net unrealized appreciation (depreciation) of investments.................     1,097,253     4,939,419
                                                                                -----------   -----------
TOTAL NET ASSETS.............................................................   $29,920,948   $95,440,081
                                                                                ===========   ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Administrator Class..........................................   $ 4,252,450   $27,198,644
   Shares outstanding - Administrator Class..................................       562,002     3,601,533
   Net asset value and offering price per share - Administrator Class........   $      7.57   $      7.55
   Net assets - Institutional Class..........................................   $16,867,808   $64,946,887
   Shares outstanding - Institutional Class..................................     2,239,846     8,603,180
   Net asset value and offering price per share - Institutional Class........   $      7.53   $      7.55
   Net assets - Investor Class...............................................   $ 8,800,690   $ 3,294,550
   Shares outstanding - Investor Class.......................................     1,158,983       435,622
   Net asset value and offering price per share - Investor Class.............   $      7.59   $      7.56
                                                                                -----------   -----------
Investments at cost..........................................................   $28,653,102   $90,282,254
                                                                                -----------   -----------

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

              26 Wells Fargo Advantage Dow Jones Target Date Funds


  Statements of Operations--For the Six Months Ended August 31, 2009 (Unaudited)

                                                                            Target Today    Target 2010
                                                                                Fund           Fund
                                                                            -----------    ------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios(1) .............   $   393,693    $  1,630,070
   Interest allocated from affiliated Master Portfolios .................     2,951,988       6,425,626
   Expenses allocated from affiliated Master Portfolios .................      (322,710)       (825,349)
   Waivers allocated from affiliated Master Portfolios ..................        28,940          79,520
                                                                            -----------    ------------
Total investment income .................................................     3,051,911       7,309,867
                                                                            -----------    ------------
EXPENSES
   Advisory fees ........................................................       227,582         566,085
   Administration fees
      Fund Level ........................................................        45,516         113,217
      Class A ...........................................................        30,379          58,009
      Class B ...........................................................         4,394           5,265
      Class C ...........................................................         6,904           3,536
      Administrator Class ...............................................        24,477          61,674
      Institutional Class ...............................................        33,750         106,667
      Investor Class ....................................................        36,040          28,748
   Shareholder servicing fees (Note 3) ..................................       121,904         232,535
   Accounting fees ......................................................        20,148          23,783
   Distribution fees (Note 3)
      Class B ...........................................................        11,769          14,102
      Class C ...........................................................        18,494           9,472
   Professional fees ....................................................        13,359          13,274
   Registration fees ....................................................        12,646          13,092
   Shareholder reports ..................................................        10,915          37,850
   Trustees' fees .......................................................         5,289           5,289
   Other fees and expenses ..............................................         4,334           8,219
                                                                            -----------    ------------
Total expenses ..........................................................       627,900       1,300,817
                                                                            -----------    ------------
LESS
   Waived fees and reimbursed expenses (Note 3) .........................      (168,147)       (263,828)
   Net expenses .........................................................       459,753       1,036,989
                                                                            -----------    ------------
Net investment income ...................................................     2,592,158       6,272,878
                                                                            -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from
   Securities transactions allocated from affiliated Master Portfolios ..    (2,153,730)    (12,340,474)
   Forwards and futures transactions allocated from affiliated Master
      Portfolios ........................................................        70,229         275,703
                                                                            -----------    ------------
Net realized gain and loss from investments .............................    (2,083,501)    (12,064,771)
                                                                            -----------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities transactions allocated from affiliated Master Portfolios ..    21,487,354      78,104,838
   Forwards and futures transactions allocated from affiliated Master
      Portfolios ........................................................             0               0
                                                                            -----------    ------------
Net change in unrealized appreciation (depreciation) of investments .....    21,487,354      78,104,838
                                                                            -----------    ------------
Net realized and unrealized gain on investments .........................    19,403,853      66,040,067
                                                                            -----------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................   $21,996,011    $ 72,312,945
                                                                            ===========    ============

(1) Net of foreign withholding taxes of .................................   $    38,542    $    124,891

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 27


Statements of Operations--For the Six Months Ended August 31, 2009 (Unaudited)

Target 2015    Target 2020     Target 2025    Target 2030    Target 2035    Target 2040   Target 2045   Target 2050
    Fund           Fund           Fund           Fund            Fund          Fund          Fund          Fund
-----------   -------------   ------------   -------------   -----------   ------------   -----------   -----------
$   298,469   $   5,464,670   $    604,459   $   5,840,882   $   481,771   $  4,667,638   $  224,875    $   753,079
    753,093       8,270,245        532,374       2,764,969       123,626        670,418       28,114         93,945
   (115,995)     (1,621,761)      (149,251)     (1,214,032)      (92,986)      (838,127)     (40,930)      (136,551)
     13,399         185,605         20,344         162,713        14,069        120,245        6,435         20,911
-----------   -------------   ------------   -------------   -----------   ------------   -----------   -----------
    948,966      12,298,759      1,007,926       7,554,532       526,480      4,620,174      218,494        731,384
-----------   -------------   ------------   -------------   -----------   ------------   -----------   -----------

     77,986       1,063,670         95,411         758,014        57,064        509,330       24,796         82,899

     15,597         212,734         19,082         151,603        11,413        101,866        4,959         16,580
         NA          94,339             NA          76,974            NA        118,005           NA             NA
         NA           7,813             NA           4,776            NA          5,446           NA             NA
         NA           2,837             NA           2,088            NA          2,325           NA             NA
      7,894         118,814          6,687          79,269         3,035         51,898        1,379          9,378
     11,441         205,508         14,747         146,378         9,125         81,271        4,995         18,141
     34,195          46,637         49,565          41,883        31,864         20,235        8,722          4,203
     42,232         421,456         49,326         300,583        28,549        255,358        9,186         26,209
     18,014          46,292         20,804          33,036        23,728         25,513       21,083         20,950

         NA          20,928             NA          12,792            NA         14,588           NA             NA
         NA           7,599             NA           5,592            NA          6,228           NA             NA
     13,183          13,324         13,183          13,498        13,183         13,308       13,183         13,183
      7,783          20,296          7,420          17,455         6,635         13,513        5,650          5,976
        512          54,972            611          45,353         3,048         28,159        2,584            825
      5,289           5,289          5,289           5,289         5,289          5,289        5,289          5,289
      1,838          12,546          1,887           9,358         1,687          7,332        1,585          1,764
-----------   -------------   ------------   -------------   -----------   ------------   -----------   -----------
    235,964       2,355,054        284,012       1,703,941       194,620      1,259,664      103,411        205,397
-----------   -------------   ------------   -------------   -----------   ------------   -----------   -----------


   (88,430)        (412,641)      (104,019)       (308,239)      (84,744)      (186,464)     (59,641)       (67,464)
    147,534       1,942,413        179,993       1,395,702       109,876      1,073,200       43,770        137,933
-----------   -------------   ------------   -------------   -----------   ------------   -----------   -----------
    801,432      10,356,346        827,933       6,158,830       416,604      3,546,974      174,724        593,451
-----------   -------------   ------------   -------------   -----------   ------------   -----------   -----------



 (1,397,486)    (38,174,559)    (2,450,036)    (37,061,471)   (1,818,506)   (29,045,233)    (815,066)    (1,978,655)
     57,611         994,849        313,491       1,112,523       509,767        908,192      280,389      2,210,716
-----------   -------------   ------------   -------------   -----------   ------------   -----------   -----------
 (1,339,875)    (37,179,710)    (2,136,545)    (35,948,948)   (1,308,739)   (28,137,041)    (534,677)       232,061
-----------   -------------   ------------   -------------   -----------   ------------   -----------   -----------


 12,352,204     224,365,138     21,486,795     220,295,129    15,916,309    170,771,176    7,180,814     22,217,311
     15,231               0         71,618               0        79,148              0       39,811        221,737
-----------   -------------   ------------   -------------   -----------   ------------   -----------   -----------
 12,367,435     224,365,138     21,558,413     220,295,129    15,995,457    170,771,176    7,220,625     22,439,048
-----------   -------------   ------------   -------------   -----------   ------------   -----------   -----------
 11,027,560     187,185,428     19,421,868     184,346,181    14,686,718    142,634,135    6,685,948     22,671,109
-----------   -------------   ------------   -------------   -----------   ------------   -----------   -----------
$11,828,992   $ 197,541,774   $ 20,249,801   $ 190,505,011   $15,103,322   $146,181,109   $6,860,672    $23,264,560
===========   =============   ============   =============   ===========   ============   ===========   ===========

$    19,763   $     336,153   $     34,626   $     322,063   $    25,818   $    248,842   $   11,881    $    39,857

              28 Wells Fargo Advantage Dow Jones Target Date Funds


                      Statements of Changes in Net Assets


                                                                                    TARGET TODAY FUND
                                                                            ------------------------------------
                                                                                 For the
                                                                            Six Months Ended        For the
                                                                             August 31, 2009       Year Ended
                                                                               (Unaudited)     February 28, 2009
                                                                            ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................     $160,314,177       $ 146,979,992
OPERATIONS
   Net investment income ................................................        2,592,158           4,650,810
   Net realized gain (loss) on investments ..............................       (2,083,501)         (1,340,293)
   Net change in unrealized appreciation (depreciation) of investments ..       21,487,354         (18,041,297)

                                                                              ------------       -------------
Net increase (decrease) in net assets resulting from operations .........       21,996,011         (14,730,780)
                                                                              ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...........................................................         (289,195)           (808,055)
      Class B ...........................................................          (24,905)           (128,704)
      Class C ...........................................................          (42,316)           (127,764)
      Administrator Class ...............................................         (711,844)         (1,480,685)
      Institutional Class ...............................................       (1,252,691)         (2,250,697)
      Investor Class ....................................................         (278,504)           (241,915)
   Net realized gain on sales of investments
      Class A ...........................................................                0            (132,564)
      Class B ...........................................................                0             (26,924)
      Class C ...........................................................                0             (30,619)
      Administrator Class ...............................................                0            (258,535)
      Institutional Class ...............................................                0            (422,684)
      Investor Class ....................................................                0             (49,256)
                                                                              ------------       -------------
Total distributions to shareholders .....................................       (2,599,455)         (5,958,402)
                                                                              ------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................        1,869,843           9,901,851
   Reinvestment of distributions - Class A ..............................          268,323             904,794
   Cost of shares redeemed - Class A ....................................       (2,258,739)        (17,692,177)
                                                                              ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ............................................         (120,573)         (6,885,532)
                                                                              ------------       -------------
   Proceeds from shares sold - Class B ..................................              812              28,883
   Reinvestment of distributions - Class B ..............................           22,723             142,273
   Cost of shares redeemed - Class B ....................................         (981,252)         (4,288,473)
                                                                              ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B ............................................         (957,717)         (4,117,317)
                                                                              ------------       -------------
   Proceeds from shares sold - Class C ..................................        4,916,213              36,123
   Reinvestment of distributions - Class C ..............................           37,957             144,812
   Cost of shares redeemed - Class C ....................................       (5,027,167)         (1,573,860)
                                                                              ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ............................................          (72,997)         (1,392,925)
                                                                              ------------       -------------
   Proceeds from shares sold - Administrator Class ......................       30,026,332          75,196,220
   Reinvestment of distributions - Administrator Class ..................          711,844           1,738,449
   Cost of shares redeemed - Administrator Class ........................      (24,772,802)        (76,389,886)
                                                                              ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ................................        5,965,374             544,783
                                                                              ------------       -------------
   Proceeds from shares sold - Institutional Class ......................       75,886,933         183,033,949
   Reinvestment of distributions - Institutional Class ..................        1,247,022           2,655,934
   Cost of shares redeemed - Institutional Class ........................      (66,647,298)       (150,833,668)
                                                                              ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class ................................       10,486,657          34,856,215
                                                                              ------------       -------------
   Proceeds from shares sold - Investor Class ...........................       35,460,866          21,764,635
   Reinvestment of distributions - Investor Class .......................          278,504             291,107
   Cost of shares redeemed - Investor Class .............................      (21,366,413)        (11,037,599)
                                                                              ------------       -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class .....................................       14,372,957          11,018,143
                                                                              ------------       -------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total .................................................       29,673,701          34,023,367
                                                                              ------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................       49,070,257          13,334,185
                                                                              ------------       -------------
ENDING NET ASSETS .......................................................     $209,384,434       $ 160,314,177
                                                                              ============       =============

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 29


                      Statements of Changes in Net Assets

          TARGET 2010 FUND                      TARGET 2015 FUND                         TARGET 2020 FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
August 31, 2009        Year Ended       August 31, 2009       Year Ended       August 31, 2009       Year Ended
  (Unaudited)      February 28, 2009      (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

 $407,331,133        $ 424,028,803       $ 43,098,101       $ 21,691,396       $  692,955,154     $ 753,057,819


    6,272,878           13,065,857            801,432            931,370           10,356,346        19,510,432
  (12,064,771)            (557,238)        (1,339,875)          (470,984)         (37,179,710)       (3,662,201)
   78,104,838          (91,341,916)        12,367,435         (9,942,491)         224,365,138      (262,102,804)
 ------------        -------------       ------------       ------------       --------------     -------------
   72,312,945         (78,833,297)         11,828,992         (9,482,105)         197,541,774      (246,254,573)
 ------------        -------------       ------------       ------------       --------------     -------------


     (559,834)          (1,529,344)                NA                 NA             (705,438)       (2,216,531)
      (32,203)            (141,883)                NA                 NA              (36,236)         (116,488)
      (23,976)             (67,135)                NA                 NA              (14,104)          (38,242)
   (1,813,997)          (4,089,234)          (109,689)          (822,984)          (2,810,130)       (5,678,157)
   (4,188,613)          (8,417,774)          (237,646)        (1,027,623)          (6,520,757)      (11,981,373)
     (242,159)            (279,129)          (129,318)          (403,996)            (319,161)         (374,880)
            0             (405,309)                NA                 NA                    0          (988,760)
            0              (46,692)                NA                 NA                    0           (92,261)
            0              (26,028)                NA                 NA                    0           (30,042)
            0           (1,157,931)                 0                  0                    0        (3,188,735)
            0           (2,339,976)                 0                  0                    0        (6,021,897)
            0              (94,794)                 0                  0                    0          (214,698)
 ------------        -------------       ------------       ------------       --------------     -------------
   (6,860,782)         (18,595,229)          (476,653)        (2,254,603)         (10,405,826)      (30,942,064)
 ------------        -------------       ------------       ------------       --------------     -------------


    2,818,681           13,300,926                 NA                 NA            4,484,507        22,643,070
      718,699            1,886,236                 NA                 NA              686,751         3,146,198
   (5,625,074)         (26,137,950)                NA                 NA           (6,031,082)      (59,693,636)
 ------------        -------------       ------------       ------------       --------------     -------------
   (2,087,694)         (10,950,788)                NA                 NA             (859,824)      (33,904,368)
 ------------        -------------       ------------       ------------       --------------     -------------
        2,507              187,072                 NA                 NA                  877            50,599
       30,624              179,716                 NA                 NA               33,536           191,913
   (1,213,750)          (4,471,932)                NA                 NA           (1,100,434)       (3,638,511)
 ------------        -------------       ------------       ------------       --------------     -------------
   (1,180,619)          (4,105,144)                NA                 NA           (1,066,021)       (3,395,999)
 ------------        -------------       ------------       ------------       --------------     -------------
       12,515               89,194                 NA                 NA              126,688           281,045
       23,021               89,001                 NA                 NA               12,691            62,657
     (272,142)            (650,773)                NA                 NA             (180,546)         (945,224)
 ------------        -------------       ------------       ------------       --------------     -------------
     (236,606)            (472,578)                NA                 NA              (41,167)         (601,522)
 ------------        -------------       ------------       ------------       --------------     -------------
   68,066,924          117,953,540         30,161,131         22,126,735          125,342,138       279,106,598
    1,813,952            5,247,032            109,689            822,984            2,810,130         8,866,890
  (57,865,559)        (123,441,376)       (23,638,607)       (16,208,483)         (98,135,589)     (245,550,912)
 ------------        -------------       ------------       ------------       --------------     -------------
   12,015,317             (240,804)         6,632,213          6,741,236           30,016,679        42,422,576
 ------------        -------------       ------------       ------------       --------------     -------------
  109,374,516          398,326,875         24,039,128         51,789,763          270,664,781       722,227,731
    4,169,735           10,705,020            220,287            862,877            6,492,903        17,902,972
  (91,326,795)        (321,207,678)       (17,511,290)       (35,240,931)        (187,603,737)     (536,423,122)
 ------------        -------------       ------------       ------------       --------------     -------------
   22,217,456           87,824,217          6,748,125         17,411,709           89,553,947       203,707,581
 ------------        -------------       ------------       ------------       --------------     -------------
    9,134,085           13,330,662         48,919,473         11,557,436           17,015,742        17,856,451
      238,509              364,822            129,069            403,766              318,530           588,944
   (3,457,252)          (5,019,531)       (31,178,207)        (2,970,734)          (4,189,011)       (9,579,691)
 ------------        -------------       ------------       ------------       --------------     -------------
    5,915,342            8,675,953         17,870,335          8,990,468           13,145,261         8,865,704
 ------------        -------------       ------------       ------------       --------------     -------------
   36,643,196           80,730,856         31,250,673         33,143,413          130,748,875       217,093,972
 ------------        -------------       ------------       ------------       --------------     -------------
  102,095,359          (16,697,670)        42,603,012         21,406,705          317,884,823       (60,102,665)
 ============        =============       ============       ============       ==============     =============
 $509,426,492        $ 407,331,133       $ 85,701,113       $ 43,098,101       $1,010,839,977     $ 692,955,154
 ============        =============       ============       ============       ==============     =============

              30 Wells Fargo Advantage Dow Jones Target Date Funds


                       Statements of Changes in Net Assets

                                                                                                       TARGET TODAY FUND
                                                                                             ------------------------------------
                                                                                                  For the
                                                                                             Six Months Ended        For the
                                                                                              August 31, 2009       Year Ended
                                                                                                (Unaudited)     February 28, 2009
                                                                                             ----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................         202,921           1,022,911
   Shares issued in reinvestment of distributions - Class A ..............................          28,606              93,996
   Shares redeemed - Class A .............................................................        (240,550)         (1,853,465)
                                                                                               -----------        ------------
   Net increase (decrease) in shares outstanding - Class A ...............................          (9,023)           (736,558)
                                                                                               -----------        ------------
   Shares sold - Class B .................................................................              84               2,949
   Shares issued in reinvestment of distributions - Class B ..............................           2,358              14,426
   Shares redeemed - Class B .............................................................        (103,939)           (439,049)
                                                                                               -----------        ------------
   Net increase (decrease) in shares outstanding - Class B ...............................        (101,497)           (421,674)
                                                                                               -----------        ------------
   Shares sold - Class C .................................................................         497,782               3,727
   Shares issued in reinvestment of distributions - Class C ..............................           3,958              14,785
   Shares redeemed - Class C .............................................................        (509,456)           (162,025)
                                                                                               -----------        ------------
   Net increase (decrease) in shares outstanding - Class C ...............................          (7,716)           (143,513)
                                                                                               -----------        ------------
   Shares sold - Administrator Class .....................................................       3,135,805           7,633,502
   Shares issued in reinvestment of distributions - Administrator Class ..................          74,461             177,924
   Shares redeemed - Administrator Class .................................................      (2,587,011)         (7,750,254)
                                                                                               -----------        ------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................         623,255              61,172
                                                                                               -----------        ------------
   Shares sold - Institutional Class .....................................................       7,919,974          18,834,971
   Shares issued in reinvestment of distributions - Institutional Class ..................         130,442             272,598
   Shares redeemed - Institutional Class .................................................      (6,965,821)        (15,517,887)
                                                                                               -----------        ------------
   Net increase (decrease) in shares outstanding - Institutional Class ...................       1,084,595           3,589,682
                                                                                               -----------        ------------
   Shares sold - Investor Class ..........................................................       3,688,000           2,248,609
   Shares issued in reinvestment of distributions - Investor Class .......................          29,193              30,033
   Shares redeemed - Investor Class ......................................................      (2,227,877)         (1,167,718)
                                                                                               -----------        ------------
   Net increase (decrease) in shares outstanding - Investor Class ........................       1,489,316           1,110,924
                                                                                               -----------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..       3,078,930           3,460,033
                                                                                               ===========        ============
Ending balance of undistributed net investment income ....................................     $   960,537        $    967,834
                                                                                               -----------        ------------

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 31


                       Statements of Changes in Net Assets

          TARGET 2010 FUND                       TARGET 2015 FUND                        TARGET 2020 FUND
------------------------------------   ------------------------------------   ------------------------------------
    For the                                 For the                               For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
August 31, 2009       Year Ended        August 31, 2009       Year Ended      August 31, 2009        Year Ended
  (Unaudited)      February 28, 2009      (Unaudited)     February 28, 2009     (Unaudited)      February 28, 2009
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

       258,587           1,123,839                 NA                 NA             411,941           1,759,725
        65,824             161,876                 NA                 NA              62,315             264,190
      (515,183)         (2,223,220)                NA                 NA            (563,745)         (4,835,141)
  ------------        ------------        -----------        -----------        ------------        ------------
      (190,772)           (937,505)                NA                 NA             (89,489)         (2,811,226)
  ------------        ------------        -----------        -----------        ------------        ------------
           242              16,088                 NA                 NA                  80               3,803
         2,761              15,387                 NA                 NA               3,065              16,754
      (113,496)           (375,022)                NA                 NA            (103,950)           (285,399)
  ------------        ------------        -----------        -----------        ------------        ------------
      (110,493)           (343,547)                NA                 NA            (100,805)           (264,842)
  ------------        ------------        -----------        -----------        ------------        ------------
         1,149               7,519                 NA                 NA              11,421              21,094
         2,057               7,618                 NA                 NA               1,151               5,421
       (24,972)            (56,044)                NA                 NA             (17,568)            (75,339)
  ------------        ------------        -----------        -----------        ------------        ------------
       (21,766)            (40,907)                NA                 NA              (4,996)            (48,824)
  ------------        ------------        -----------        -----------        ------------        ------------
     6,046,172          10,080,794          3,560,316          2,401,132          11,113,316          22,819,535
       162,979             449,438             13,360             92,715             251,804             754,584
    (5,160,344)        (10,543,924)        (2,782,523)        (1,766,382)         (8,730,168)        (20,101,795)
  ------------        ------------        -----------        -----------        ------------        ------------
     1,048,807             (13,692)           791,153            727,465           2,634,952           3,472,324
  ------------        ------------        -----------        -----------        ------------        ------------
     9,853,834          33,843,250          3,040,154          6,075,882          24,556,185          58,253,127
       374,976             918,834             27,129            101,278             580,761           1,512,328
    (8,274,295)        (27,452,090)        (2,222,655)        (4,152,364)        (17,142,272)        (43,468,204)
  ------------        ------------        -----------        -----------        ------------        ------------
     1,954,515           7,309,994            844,628          2,024,796           7,994,674          16,297,251
  ------------        ------------        -----------        -----------        ------------        ------------
       822,758           1,132,365          5,915,931          1,314,420           1,536,795           1,434,889
        21,468              31,678             15,702             46,540              28,542              50,250
      (316,603)           (441,246)        (3,760,664)          (361,472)           (385,560)           (784,187)
  ------------        ------------        -----------        -----------        ------------        ------------
       527,623             722,797          2,170,969            999,488           1,179,777             700,952
  ------------        ------------        -----------        -----------        ------------        ------------
     3,207,914           6,697,140          3,806,750          3,751,749          11,614,113          17,345,635
  ============        ============        ===========        ===========        ============        ============
  $  2,262,983        $  2,850,887        $   330,469        $     5,690        $  3,645,660        $  3,695,140
  ------------        ------------        -----------        -----------        ------------        ------------

              32 Wells Fargo Advantage Dow Jones Target Date Funds


                       Statements of Changes in Net Assets

                                                                                                       TARGET 2025 FUND
                                                                                             ------------------------------------
                                                                                                 For the
                                                                                             Six Months Ended        For the
                                                                                             August 31, 2009       Year Ended
                                                                                               (Unaudited)      February 28, 2009
                                                                                             ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................     $ 45,309,412        $ 26,885,451
OPERATIONS
   Net investment income .................................................................          827,933             924,209
   Net realized gain (loss) on investments ...............................................       (2,136,545)           (570,841)
   Net change in unrealized appreciation (depreciation) of investments ...................       21,558,413         (17,626,200)
                                                                                               ------------        ------------
Net increase (decrease) in net assets resulting from operations ..........................       20,249,801         (17,272,832)
                                                                                               ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................................               NA                  NA
      Class B ............................................................................               NA                  NA
      Class C ............................................................................               NA                  NA
      Administrator Class ................................................................         (103,841)           (200,488)
      Institutional Class ................................................................         (339,106)           (469,888)
      Investor Class .....................................................................         (230,649)           (142,889)
   Net realized gain on sales of investments
      Class A ............................................................................               NA                  NA
      Class B ............................................................................               NA                  NA
      Class C ............................................................................               NA                  NA
      Administrator Class ................................................................                0                   0
      Institutional Class ................................................................                0                   0
      Investor Class .....................................................................                0                   0
                                                                                               ------------        ------------
Total distributions to shareholders ......................................................         (673,596)           (813,265)
                                                                                               ------------        ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................................               NA                  NA
   Reinvestment of distributions - Class A ...............................................               NA                  NA
   Cost of shares redeemed - Class A .....................................................               NA                  NA
                                                                                               ------------        ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class A ............................................................................               NA                  NA
                                                                                               ------------        ------------
   Proceeds from shares sold - Class B ...................................................               NA                  NA
   Reinvestment of distributions - Class B ...............................................               NA                  NA
   Cost of shares redeemed - Class B .....................................................               NA                  NA
                                                                                               ------------        ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class B ............................................................................               NA                  NA
                                                                                               ------------        ------------
   Proceeds from shares sold - Class C ...................................................               NA                  NA
   Reinvestment of distributions - Class C ...............................................               NA                  NA
   Cost of shares redeemed - Class C .....................................................               NA                  NA
                                                                                               ------------        ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class C ............................................................................               NA                  NA
                                                                                               ------------        ------------
   Proceeds from shares sold - Administrator Class .......................................       26,198,718          24,592,037
   Reinvestment of distributions - Administrator Class ...................................          103,841             200,488
   Cost of shares redeemed - Administrator Class .........................................      (19,927,241)        (18,576,290)
                                                                                               ------------        ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ................................................................        6,375,318           6,216,235
                                                                                               ------------        ------------
   Proceeds from shares sold - Institutional Class .......................................       29,151,148          68,033,886
   Reinvestment of distributions - Institutional Class ...................................          315,159             408,341
   Cost of shares redeemed - Institutional Class .........................................      (20,170,431)        (48,842,342)
                                                                                               ------------        ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class ................................................................        9,295,876          19,599,885
                                                                                               ------------        ------------
   Proceeds from shares sold - Investor Class ............................................       68,154,649          14,829,910
   Reinvestment of distributions - Investor Class ........................................          230,600             142,857
   Cost of shares redeemed - Investor Class ..............................................      (39,942,254)         (4,278,829)
                                                                                               ------------        ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Investor Class .....................................................................       28,442,995          10,693,938
                                                                                               ------------        ------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ..       44,114,189          36,510,058
                                                                                               ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       63,690,394          18,423,961
                                                                                               ============        ============
ENDING NET ASSETS ........................................................................     $108,999,806        $ 45,309,412
                                                                                               ============        ============

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 33


                       Statements of Changes in Net Assets

          TARGET 2030 FUND                       TARGET 2035 FUND                        TARGET 2040 FUND
------------------------------------   ------------------------------------   ------------------------------------
    For the                                 For the                               For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended         For the
August 31, 2009       Year Ended        August 31, 2009       Year Ended      August 31, 2009        Year Ended
  (Unaudited)      February 28, 2009      (Unaudited)     February 28, 2009     (Unaudited)      February 28, 2009
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

 $ 446,641,886       $ 542,087,105      $  27,405,202       $  14,242,148      $ 288,500,904        $ 403,327,780

     6,158,830          10,789,087            416,604             401,226          3,546,974            6,217,489
   (35,948,948)         (5,724,640)        (1,308,739)           (319,179)       (28,137,041)          (1,899,731)
   220,295,129        (245,162,786)        15,995,457         (13,375,945)       170,771,176         (197,722,853)
 -------------       -------------      -------------       -------------      -------------        -------------
   190,505,011        (240,098,339)        15,103,322         (13,293,898)       146,181,109         (193,405,095)
 -------------       -------------      -------------       -------------      -------------        -------------


      (404,463)         (1,209,386)                NA                  NA           (498,639)          (1,555,244)
       (12,124)            (43,010)                NA                  NA             (8,852)             (53,236)
        (5,861)            (15,784)                NA                  NA             (4,937)             (19,321)
    (1,376,596)         (2,731,703)           (38,696)            (77,337)          (757,671)          (1,489,095)
    (3,494,424)         (6,477,272)          (176,003)           (182,449)        (1,654,375)          (2,770,881)
      (208,005)           (244,469)          (114,588)            (74,789)           (79,239)            (108,009)

             0            (877,377)                NA                  NA                  0           (3,078,918)
             0             (65,429)                NA                  NA                  0             (178,763)
             0             (24,514)                NA                  NA                  0              (64,209)
             0          (2,152,796)                 0                   0                  0           (3,015,945)
             0          (4,453,271)                 0                   0                  0           (5,236,984)
             0            (211,657)                 0                   0                  0             (255,145)
 -------------       -------------      -------------       -------------      -------------        -------------
    (5,501,473)        (18,506,668)          (329,287)           (334,575)        (3,003,713)         (17,825,750)
 -------------       -------------      -------------       -------------      -------------        -------------

     5,379,805          16,946,245                 NA                  NA          4,157,661           17,805,664
       392,924           2,037,410                 NA                  NA            482,614            4,503,742
    (6,172,122)        (37,104,860)                NA                  NA         (6,114,169)         (37,616,682)
 -------------       -------------      -------------       -------------      -------------        -------------

      (399,393)        (18,121,205)                NA                  NA         (1,473,894)         (15,307,276)
 -------------       -------------      -------------       -------------      -------------        -------------
             0              78,905                 NA                  NA             32,682               13,988
        12,082             107,805                 NA                  NA              8,650              225,464
      (709,642)         (1,949,754)                NA                  NA           (919,665)          (3,146,518)
 -------------       -------------      -------------       -------------      -------------        -------------

      (697,560)         (1,763,044)                NA                  NA           (878,333)          (2,907,066)
 -------------       -------------      -------------       -------------      -------------        -------------
        40,189             377,973                 NA                  NA             64,359              447,113
         5,854              39,739                 NA                  NA              4,682               79,492
      (123,853)           (689,065)                NA                  NA           (104,370)          (1,006,812)
 -------------       -------------      -------------       -------------      -------------        -------------

       (77,810)           (271,353)                NA                  NA            (35,329)            (480,207)
 -------------       -------------      -------------       -------------      -------------        -------------
   107,467,717         176,220,090         11,616,127          11,086,719         79,907,636          131,495,003
     1,376,572           4,884,437             38,696              77,337            757,671            4,505,037
   (76,643,822)       (158,340,435)        (9,205,404)         (7,928,301)       (57,410,759)        (128,647,691)
 -------------       -------------      -------------       -------------      -------------        -------------

    32,200,467          22,764,092          2,449,419           3,235,755         23,254,548            7,352,349
 -------------       -------------      -------------       -------------      -------------        -------------
   259,973,759         507,244,866         15,672,923          47,059,104        178,119,525          331,274,537
     3,481,146          10,881,776            172,073             174,647          1,652,618            7,998,939
  (172,872,042)       (368,104,620)       (10,770,157)        (32,519,914)      (118,927,357)        (237,739,037)
 -------------       -------------      -------------       -------------      -------------        -------------

    90,582,863         150,022,022          5,074,839          14,713,837         60,844,786          101,534,439
 -------------       -------------      -------------       -------------      -------------        -------------
    15,146,791          16,476,762         47,126,712          10,963,943          5,259,054            9,887,852
       207,997             455,789            114,514              74,789             79,137              362,829
    (4,081,674)         (6,403,275)       (29,823,018)         (2,196,797)        (1,876,342)          (4,038,951)
 -------------       -------------      -------------       -------------      -------------        -------------

    11,273,114          10,529,276         17,418,208           8,841,935          3,461,849            6,211,730
 -------------       -------------      -------------       -------------      -------------        -------------
   132,881,681         163,159,788         24,942,466          26,791,527         85,173,627           96,403,969
 -------------       -------------      -------------       -------------      -------------        -------------
   317,885,219         (95,445,219)        39,716,501          13,163,054        228,351,023         (114,826,876)
 =============       =============      =============       =============      =============        =============
 $ 764,527,105       $ 446,641,886      $  67,121,703       $  27,405,202      $ 516,851,927        $ 288,500,904
 =============       =============      =============       =============      =============        =============

              34 Wells Fargo Advantage Dow Jones Target Date Funds


                                             Statements of Changes in Net Assets

                                                                                                         TARGET 2025 FUND
                                                                                             ------------------------------------
                                                                                                  For the
                                                                                             Six Months Ended       For the
                                                                                              August 31, 2009      Year Ended
                                                                                                (Unaudited)     February 28, 2009
                                                                                             ----------------   -----------------
SHARES ISSUED AND REDEEMED
    Shares sold - Class A ................................................................               NA                 NA
    Shares issued in reinvestment of distributions - Class A .............................               NA                 NA
    Shares redeemed - Class A ............................................................               NA                 NA
                                                                                                -----------        -----------
    Net increase (decrease) in shares outstanding - Class A ..............................               NA                 NA
                                                                                                -----------        -----------
    Shares sold - Class B ................................................................               NA                 NA
    Shares issued in reinvestment of distributions - Class B .............................               NA                 NA
    Shares redeemed - Class B ............................................................               NA                 NA
                                                                                                -----------        -----------
    Net increase (decrease) in shares outstanding - Class B ..............................               NA                 NA
                                                                                                -----------        -----------
    Shares sold - Class C ................................................................               NA                 NA
    Shares issued in reinvestment of distributions - Class C .............................               NA                 NA
    Shares redeemed - Class C ............................................................               NA                 NA
                                                                                                -----------        -----------
    Net increase (decrease) in shares outstanding - Class C ..............................               NA                 NA
                                                                                                -----------        -----------
    Shares sold - Administrator Class ....................................................        3,380,185          2,927,971
    Shares issued in reinvestment of distributions - Administrator Class .................           13,957             23,834
    Shares redeemed - Administrator Class ................................................       (2,560,649)        (2,203,173)
                                                                                                -----------        -----------
    Net increase (decrease) in shares outstanding - Administrator Class ..................          833,493            748,632
                                                                                                -----------        -----------
    Shares sold - Institutional Class ....................................................        4,087,186          8,418,735
    Shares issued in reinvestment of distributions - Institutional Class .................           42,474             49,580
    Shares redeemed - Institutional Class ................................................       (2,841,612)        (6,062,976)
                                                                                                -----------        -----------
    Net increase (decrease) in shares outstanding - Institutional Class ..................        1,288,048          2,405,339
                                                                                                -----------        -----------
    Shares sold - Investor Class .........................................................        9,176,938          1,806,671
    Shares issued in reinvestment of distributions - Investor Class ......................           31,037             17,375
    Shares redeemed - Investor Class .....................................................       (5,351,900)          (549,428)
                                                                                                -----------        -----------
    Net increase (decrease) in shares outstanding - Investor Class .......................        3,856,075          1,274,618
                                                                                                -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..        5,977,616          4,428,589
                                                                                                ===========        ===========
Ending balance of undistributed net investment income ....................................      $   332,227        $   177,890
                                                                                                -----------        -----------

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 35


Statements of Changes in Net Assets

          TARGET 2030 FUND                        TARGET 2035 FUND                       TARGET 2040 FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended         For the       Six Months Ended        For the        Six Months Ended        For the
 August 31, 2009       Year Ended       August 31, 2009      Year Ended        August 31, 2009       Year Ended
   (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

       526,145           1,344,706                 NA                  NA            391,189          1,234,316
        37,068             179,364                 NA                  NA             43,597            403,996
      (605,189)         (2,945,180)                NA                  NA           (576,060)        (2,719,805)
  ------------        ------------       ------------        ------------       ------------       ------------
       (41,976)         (1,421,110)                NA                  NA           (141,274)        (1,081,493)
  ------------        ------------       ------------        ------------       ------------       ------------
             0               6,971                 NA                  NA              3,349              1,373
         1,161              10,187                 NA                  NA                816             21,735
       (73,519)           (158,656)                NA                  NA            (94,511)          (232,080)
  ------------        ------------       ------------        ------------       ------------       ------------
       (72,358)           (141,498)                NA                  NA            (90,346)          (208,972)
  ------------        ------------       ------------        ------------       ------------       ------------
         4,018              26,747                 NA                  NA              6,144             29,527
           562               3,760                 NA                  NA                443              7,666
       (12,099)            (51,283)                NA                  NA            (10,476)           (70,515)
  ------------        ------------       ------------        ------------       ------------       ------------
        (7,519)            (20,776)                NA                  NA             (3,889)           (33,322)
  ------------        ------------       ------------        ------------       ------------       ------------
    10,131,495          14,698,127          1,644,368           1,310,738          7,288,742          9,826,631
       128,531             434,184              5,724               9,663             67,348            401,850
    (7,225,185)        (12,940,366)        (1,295,764)           (942,802)        (5,229,942)        (9,327,675)
  ------------        ------------       ------------        ------------       ------------       ------------
     3,034,841           2,191,945            354,328             377,599          2,126,148            900,806
  ------------        ------------       ------------        ------------       ------------       ------------
    24,794,246          41,414,485          2,417,549           6,586,583         16,292,175         24,788,862
       325,037             958,253             25,683              22,868            146,769            711,385
   (16,556,579)        (30,148,774)        (1,684,230)         (4,553,720)       (10,918,706)       (17,836,679)
  ------------        ------------       ------------        ------------       ------------       ------------
     8,562,704          12,223,964            759,002           2,055,731          5,520,238          7,663,568
  ------------        ------------       ------------        ------------       ------------       ------------
     1,417,756           1,351,482          6,868,328           1,419,881            478,094            746,273
        19,439              41,059             16,900               9,892              7,041             32,856
      (389,232)           (534,533)        (4,333,386)           (321,513)          (172,381)          (308,743)
  ------------        ------------       ------------        ------------       ------------       ------------
     1,047,963             858,008          2,551,842           1,108,260            312,754            470,386
  ------------        ------------       ------------        ------------       ------------       ------------
    12,523,655          13,690,533          3,665,172           3,541,590          7,723,631          7,710,973
  ============        ============       ============        ============       ============       ============
  $  2,037,207        $  1,379,850       $    157,079        $     69,762       $  1,028,119       $    484,858
  ------------        ------------       ------------        ------------       ------------       ------------

              36 Wells Fargo Advantage Dow Jones Target Date Funds


                      Statements of Changes in Net Assets

                                                                                                       TARGET 2045 FUND
                                                                                             ------------------------------------
                                                                                                  For the
                                                                                             Six Months Ended        For the
                                                                                              August 31, 2009       Year Ended
                                                                                                (Unaudited)     February 28, 2009
                                                                                             ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................     $ 11,148,406       $  5,834,789
OPERATIONS
   Net investment income .................................................................          174,724            157,600
   Net realized gain (loss) on investments ...............................................         (534,677)          (114,155)
   Net change in unrealized appreciation (depreciation) of investments ...................        7,220,625         (6,022,343)
                                                                                               ------------       ------------
Net increase (decrease) in net assets resulting from operations ..........................        6,860,672         (5,978,898)
                                                                                               ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................................               NA                 NA
      Class B ............................................................................               NA                 NA
      Class C ............................................................................               NA                 NA
      Administrator Class ................................................................          (16,706)           (25,223)
      Institutional Class ................................................................          (91,699)           (89,693)
      Investor Class .....................................................................          (27,098)           (15,023)
   Net realized gain on sales of investments
      Class A ............................................................................               NA                 NA
      Class B ............................................................................               NA                 NA
      Class C ............................................................................               NA                 NA
      Administrator Class ................................................................                0                  0
      Institutional Class ................................................................                0                  0
      Investor Class .....................................................................                0                  0
                                                                                               ------------       ------------
Total distributions to shareholders ......................................................         (135,503)          (129,939)
                                                                                               ------------       ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Administrator Class .......................................        7,100,928          5,429,742
   Reinvestment of distributions - Administrator Class ...................................           16,700             25,223
   Cost of shares redeemed - Administrator Class .........................................       (5,469,060)        (3,763,456)
                                                                                               ------------       ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ................................................................        1,648,568          1,691,509
                                                                                               ------------       ------------
   Proceeds from shares sold - Institutional Class .......................................       13,079,959         26,630,040
   Reinvestment of distributions - Institutional Class ...................................           91,316             88,876
   Cost of shares redeemed - Institutional Class .........................................       (8,914,001)       (18,404,368)
                                                                                               ------------       ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class ................................................................        4,257,274          8,314,548
                                                                                               ------------       ------------
   Proceeds from shares sold - Investor Class ............................................       18,139,607          1,837,890
   Reinvestment of distributions - Investor Class ........................................           27,056             14,982
   Cost of shares redeemed - Investor Class ..............................................      (12,025,132)          (436,475)
                                                                                               ------------       ------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Investor Class .....................................................................        6,141,531          1,416,397
                                                                                               ------------       ------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ..       12,047,373         11,422,454
                                                                                               ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................       18,772,542          5,313,617
                                                                                               ============       ============
ENDING NET ASSETS ........................................................................     $ 29,920,948       $ 11,148,406
                                                                                               ============       ============

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 37


                      Statements of Changes in Net Assets

           TARGET 2050 FUND
--------------------------------------
     For the
Six Months Ended         For the
 August 31, 2009       Year Ended
   (Unaudited)      February 28, 2009
----------------   -------------------

  $ 38,730,228        $ 13,856,846

       593,451             474,690
       232,061            (325,387)
    22,439,048         (17,119,374)
  ------------        ------------
    23,264,560         (16,970,071)
  ------------        ------------


            NA                  NA
            NA                  NA
            NA                  NA
      (120,717)           (118,725)
      (324,564)           (256,721)
       (14,713)             (9,234)

            NA                  NA
            NA                  NA
            NA                  NA
             0                   0
             0                   0
             0                   0
  ------------        ------------
      (459,994)           (384,680)
  ------------        ------------

    32,374,269          38,294,873
       120,717             118,725
   (22,725,361)        (27,249,829)
  ------------        ------------

     9,769,625          11,163,769
  ------------        ------------
    80,805,896         100,133,629
       323,999             256,340
   (58,591,440)        (70,465,586)
  ------------        ------------

    22,538,455          29,924,383
  ------------        ------------
     3,154,745           1,917,159
        14,648               9,185
    (1,572,186)           (786,363)
  ------------        ------------

     1,597,207           1,139,981
  ------------        ------------
    33,905,287          42,228,133
  ------------        ------------
    56,709,853          24,873,382
  ============        ============
  $ 95,440,081        $ 38,730,228
  ============        ============

              38 Wells Fargo Advantage Dow Jones Target Date Funds


                       Statements of Changes in Net Assets

                                                                                           TARGET 2045 FUND
                                                                                ------------------------------------
                                                                                     For the
                                                                                Six Months Ended        For the
                                                                                 August 31, 2009       Year Ended
                                                                                   (Unaudited)     February 28, 2009
                                                                                ----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Administrator Class ........................................        1,032,982            690,995
   Shares issued in reinvestment of distributions - Administrator Class .....            2,526              3,234
   Shares redeemed - Administrator Class ....................................         (788,424)          (479,802)
                                                                                   -----------        -----------
   Net increase (decrease) in shares outstanding - Administrator Class ......          247,084            214,427
                                                                                   -----------        -----------
   Shares sold - Institutional Class ........................................        2,009,582          3,626,914
   Shares issued in reinvestment of distributions - Institutional Class .....           13,899             12,107
   Shares redeemed - Institutional Class ....................................       (1,381,550)        (2,518,626)
                                                                                   -----------        -----------
   Net increase (decrease) in shares outstanding - Institutional Class ......          641,931          1,120,395
                                                                                   -----------        -----------
   Shares sold - Investor Class .............................................        2,726,698            230,267
   Shares issued in reinvestment of distributions - Investor Class ..........            4,081              1,970
   Shares redeemed - Investor Class .........................................       (1,802,265)           (61,437)
                                                                                   -----------        -----------
   Net increase (decrease) in shares outstanding - Investor Class ...........          928,514            170,800
                                                                                   -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...............................................        1,817,529          1,505,622
                                                                                   ===========        ===========
Ending balance of undistributed net investment income .......................      $    65,596        $    26,375
                                                                                   -----------        -----------

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 39


                       Statements of Changes in Net Assets

           TARGET 2050 FUND
------------------------------------
    For the
Six Months Ended         For the
 August 31, 2009       Year Ended
  (Unaudited)      February 28, 2009
----------------   -----------------

    4,934,306            5,141,801
       18,263               15,585
   (3,463,267)          (3,638,063)
  -----------         ------------
    1,489,302            1,519,323
  -----------         ------------
   12,512,585           14,305,677
       49,091               34,406
   (9,107,514)         (10,078,404)
  -----------         ------------
    3,454,162            4,261,679
  -----------         ------------
      480,066              261,307
        2,213                1,227
     (235,378)            (110,427)
  -----------         ------------
      246,901              152,107
  -----------         ------------

    5,190,365            5,933,109
  ===========         ============
  $   217,003         $     83,546
  -----------         ------------

              40 Wells Fargo Advantage Dow Jones Target Date Funds


                              Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net     Distributions
                                                   Value Per     Investment      Gain (Loss)      Investment       from Net
                                                     Share     Income (Loss)   on Investments       Income      Realized Gains
                                                   ---------   -------------   --------------   -------------   --------------
TARGET TODAY
Class A
March 1, 2009 to August 31, 2009 (Unaudited) ...     $ 8.86        0.12(5)          1.01           (0.13)           0.00
March 1, 2008 to February 28, 2009 .............     $10.10        0.26(5)         (1.15)          (0.29)          (0.06)
March 1, 2007 to February 29, 2008 .............     $10.07        0.35(5)          0.15           (0.36)          (0.11)
March 1, 2006 to February 28, 2007 .............     $10.28        0.33(5)          0.15           (0.30)          (0.39)
March 1, 2005 to February 28, 2006 .............     $10.20        0.20             0.23           (0.20)          (0.15)
March 1, 2004 to February 28, 2005 .............     $10.17        0.17             0.05           (0.16)          (0.03)
Class B
March 1, 2009 to August 31, 2009 (Unaudited) ...     $ 9.08        0.09(5)          1.03           (0.08)           0.00
March 1, 2008 to February 28, 2009 .............     $10.33        0.19(5)         (1.17)          (0.21)          (0.06)
March 1, 2007 to February 29, 2008 .............     $10.29        0.28(5)          0.15           (0.28)          (0.11)
March 1, 2006 to February 28, 2007 .............     $10.48        0.25(5)          0.17           (0.22)          (0.39)
March 1, 2005 to February 28, 2006 .............     $10.39        0.13             0.23           (0.12)          (0.15)
March 1, 2004 to February 28, 2005 .............     $10.35        0.10             0.05           (0.08)          (0.03)
Class C
March 1, 2009 to August 31, 2009 (Unaudited) ...     $ 9.04        0.09(5)          1.03           (0.09)           0.00
March 1, 2008 to February 28, 2009 .............     $10.30        0.19(5)         (1.18)          (0.21)          (0.06)
March 1, 2007 to February 29, 2008 .............     $10.26        0.28(5)          0.15           (0.28)          (0.11)
March 1, 2006 to February 28, 2007 .............     $10.45        0.25(5)          0.17           (0.22)          (0.39)
March 1, 2005 to February 28, 2006 .............     $10.36        0.13             0.23           (0.12)          (0.15)
March 1, 2004 to February 28, 2005 .............     $10.33        0.10             0.05           (0.09)          (0.03)
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) ...     $ 9.03        0.14(5)          1.02           (0.14)           0.00
March 1, 2008 to February 28, 2009 .............     $10.29        0.29(5)         (1.17)          (0.32)          (0.06)
March 1, 2007 to February 29, 2008 .............     $10.25        0.38(5)          0.16           (0.39)          (0.11)
March 1, 2006 to February 28, 2007 .............     $10.45        0.37(5)          0.16           (0.34)          (0.39)
March 1, 2005 to February 28, 2006 .............     $10.37        0.23             0.23           (0.23)          (0.15)
March 1, 2004 to February 28, 2005 .............     $10.33        0.21             0.06           (0.20)          (0.03)
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) ...     $ 9.03        0.15(5)          1.03           (0.15)           0.00
March 1, 2008 to February 28, 2009 .............     $10.29        0.32(5)         (1.18)          (0.34)          (0.06)
March 1, 2007 to February 29, 2008 .............     $10.26        0.41(5)          0.14           (0.41)          (0.11)
March 1, 2006 to February 28, 2007 .............     $10.45        0.39(5)          0.17           (0.36)          (0.39)
March 1, 2005 to February 28, 2006 .............     $10.37        0.26             0.22           (0.25)          (0.15)
June 30, 2004(4) to February 28, 2005 ..........     $10.09        0.14             0.29           (0.12)          (0.03)
Investor Class
March 1, 2009 to August 31, 2009 (Unaudited) ...     $ 9.01        0.13(5)          1.03           (0.14)           0.00
March 1, 2008 to February 28, 2009 .............     $10.28        0.28(5)         (1.17)          (0.32)          (0.06)
March 1, 2007 to February 29, 2008 .............     $10.26        0.37(5)          0.15           (0.39)          (0.11)
January 31, 2007(4) to February 28, 2007 .......     $10.18        0.04(5)          0.04            0.00            0.00

----------
(1.) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) Portfolio turnover rates presented for periods of less than one year are not annualized.

(4.) Commencement of class operations.

(5.) Calculated based upon average shares outstanding.

(6.) Amount is less than 0.005.

(7.) Includes net expenses allocated from Portfolio(s) in which the Fund invests.

(8.) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 41


                              Financial Highlights

              Ending         Ratio to Average Net Assets (Annualized)(1)
            Net Asset   -----------------------------------------------------                Portfolio    Net Assets at
Return of   Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover     End of Period
 Capital      Share      Income (Loss)   Expenses(7)    Waived    Expenses(7)   Return(2)   Rate(3, 8)   (000's omitted)
---------   ---------   --------------   -----------   --------   -----------   ---------   ----------   ---------------


  0.00        $ 9.86         2.54%          1.22%       (0.07)%      1.15%        12.77%        24%          $22,335
  0.00        $ 8.86         2.71%          1.27%       (0.12)%      1.15%        (9.06)%       45%          $20,151
  0.00        $10.10         3.49%          1.25%       (0.10)%      1.15%         5.06%        51%          $30,416
  0.00        $10.07         3.19%          1.28%       (0.10)%      1.18%         4.83%       143%          $35,375
  0.00        $10.28         1.96%          1.38%       (0.13)%      1.25%         4.31%        36%          $38,547
  0.00        $10.20         1.73%          1.34%       (0.07)%      1.27%         2.23%       106%          $39,418

  0.00        $10.12         1.81%          1.98%       (0.08)%      1.90%        12.38%        24%          $ 2,943
  0.00        $ 9.08         1.96%          2.02%       (0.12)%      1.90%        (9.73)%       45%          $ 3,563
  0.00        $10.33         2.74%          2.00%       (0.10)%      1.90%         4.21%        51%          $ 8,411
  0.00        $10.29         2.41%          2.04%       (0.10)%      1.94%         4.11%       143%          $11,330
  0.00        $10.48         1.21%          2.12%       (0.12)%      2.00%         3.50%        36%          $14,778
  0.00        $10.39         0.97%          2.09%       (0.07)%      2.02%         1.49%       106%          $19,690

  0.00        $10.07         1.79%          1.98%       (0.08)%      1.90%        12.42%        24%          $ 5,199
  0.00        $ 9.04         1.97%          2.01%       (0.11)%      1.90%        (9.80)%       45%          $ 4,741
  0.00        $10.30         2.74%          1.99%       (0.09)%      1.90%         4.25%        51%          $ 6,877
  0.00        $10.26         2.41%          2.04%       (0.10)%      1.94%         4.11%       143%          $ 8,269
  0.00        $10.45         1.21%          2.12%       (0.12)%      2.00%         3.52%        36%          $10,774
  0.00        $10.36         0.98%          2.09%       (0.07)%      2.02%         1.43%       106%          $13,680

  0.00        $10.05         2.83%          1.05%       (0.20)%      0.85%        12.91%        24%          $54,213
  0.00        $ 9.03         3.02%          1.09%       (0.24)%      0.85%        (8.80)%       45%          $43,072
  0.00        $10.29         3.71%          1.08%       (0.23)%      0.85%         5.39%        51%          $48,453
  0.00        $10.25         3.52%          1.10%       (0.22)%      0.88%         5.17%       143%          $16,728
  0.00        $10.45         2.26%          1.18%       (0.23)%      0.95%         4.55%        36%          $14,042
  0.00        $10.37         2.04%          1.01%       (0.04)%      0.97%         2.60%       106%          $12,989

  0.00        $10.06         3.06%          0.78%       (0.16)%      0.62%        13.13%        24%          $95,956
  0.00        $ 9.03         3.26%          0.82%       (0.20)%      0.62%        (8.60)%       45%          $76,391
  0.00        $10.29         3.96%          0.81%       (0.19)%      0.62%         5.52%        51%          $50,105
  0.00        $10.26         3.80%          0.82%       (0.17)%      0.66%         5.49%       143%          $20,338
  0.00        $10.45         2.46%          0.93%       (0.18)%      0.75%         4.76%        36%          $ 9,721
  0.00        $10.37         2.41%          0.91%       (0.16)%      0.75%         4.26%       106%          $ 6,640

  0.00        $10.03         2.74%          1.33%       (0.42)%      0.91%        12.93%        24%          $28,739
  0.00        $ 9.01         2.97%          1.37%       (0.46)%      0.91%        (8.93)%       45%          $12,397
  0.00        $10.28         3.58%          1.40%       (0.49)%      0.91%         5.21%        51%          $ 2,719
  0.00        $10.26         3.81%          1.36%       (0.48)%      0.88%         0.79%       143%          $    17

              42 Wells Fargo Advantage Dow Jones Target Date Funds


                              Financial Highlights

                                                     Beginning                    Net Realized    Distributions
                                                     Net Asset        Net        and Unrealized      from Net     Distributions
                                                     Value Per     Investment      Gain (Loss)      Investment      from Net
                                                       Share     Income (Loss)   on Investments       Income      Realized Gains
                                                     ---------   -------------   --------------   -------------   --------------
TARGET 2010
Class A
March 1, 2009 to August 31, 2009 (Unaudited) .....     $10.15       0.13(5)           1.61            (0.15)           0.00
March 1, 2008 to February 28, 2009 ...............     $12.71       0.31(5)          (2.42)           (0.35)          (0.10)
March 1, 2007 to February 29, 2008 ...............     $12.68       0.38(5)           0.20            (0.39)          (0.16)
March 1, 2006 to February 28, 2007 ...............     $12.91       0.36(5)           0.45            (0.33)          (0.71)
March 1, 2005 to February 28, 2006 ...............     $12.48       0.23              0.44            (0.21)          (0.03)
March 1, 2004 to February 28, 2005 ...............     $12.22       0.18              0.25            (0.17)           0.00
Class B
March 1, 2009 to August 31, 2009 (Unaudited) .....     $10.18       0.09(5)           1.62            (0.10)           0.00
March 1, 2008 to February 28, 2009 ...............     $12.73       0.22(5)          (2.42)           (0.25)          (0.10)
March 1, 2007 to February 29, 2008 ...............     $12.70       0.29(5)           0.18            (0.28)          (0.16)
March 1, 2006 to February 28, 2007 ...............     $12.92       0.26(5)           0.46            (0.23)          (0.71)
March 1, 2005 to February 28, 2006 ...............     $12.48       0.14              0.44            (0.11)          (0.03)
March 1, 2004 to February 28, 2005 ...............     $12.23       0.11              0.22            (0.08)           0.00
Class C
March 1, 2009 to August 31, 2009 (Unaudited) .....     $10.27       0.09(5)           1.64            (0.11)           0.00
March 1, 2008 to February 28, 2009 ...............     $12.85       0.22(5)          (2.45)           (0.25)          (0.10)
March 1, 2007 to February 29, 2008 ...............     $12.82       0.29(5)           0.19            (0.29)          (0.16)
March 1, 2006 to February 28, 2007 ...............     $13.04       0.26(5)           0.45            (0.22)          (0.71)
March 1, 2005 to February 28, 2006 ...............     $12.59       0.14              0.45            (0.11)          (0.03)
March 1, 2004 to February 28, 2005 ...............     $12.33       0.11              0.22            (0.07)           0.00
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $10.24       0.15(5)           1.63            (0.17)           0.00
March 1, 2008 to February 28, 2009 ...............     $12.82       0.34(5)          (2.44)           (0.38)          (0.10)
March 1, 2007 to February 29, 2008 ...............     $12.79       0.42(5)           0.20            (0.43)          (0.16)
March 1, 2006 to February 28, 2007 ...............     $13.01       0.40(5)           0.45            (0.36)          (0.71)
March 1, 2005 to February 28, 2006 ...............     $12.57       0.26              0.46            (0.25)          (0.03)
March 1, 2004 to February 28, 2005 ...............     $12.32       0.22              0.24            (0.21)           0.00
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $10.24       0.16(5)           1.63            (0.18)           0.00
March 1, 2008 to February 28, 2009 ...............     $12.81       0.37(5)          (2.43)           (0.41)          (0.10)
March 1, 2007 to February 29, 2008 ...............     $12.78       0.44(5)           0.21            (0.46)          (0.16)
March 1, 2006 to February 28, 2007 ...............     $13.01       0.44(5)           0.43            (0.39)          (0.71)
March 1, 2005 to February 28, 2006 ...............     $12.57       0.28              0.46            (0.27)          (0.03)
June 30, 2004(4) to February 28, 2005 ............     $12.08       0.15              0.47            (0.13)           0.00
Investor Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $10.22       0.14(5)           1.64            (0.17)           0.00
March 1, 2008 to February 28, 2009 ...............     $12.80       0.33(5)          (2.43)           (0.38)          (0.10)
March 1, 2007 to February 29, 2008 ...............     $12.78       0.40(5)           0.21            (0.43)          (0.16)
January 31, 2007(4) to February 28, 2007 .........     $12.66       0.04(5)           0.08             0.00            0.00
TARGET 2015
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 7.31       0.10(5)           1.49            (0.06)           0.00
March 1, 2008 to February 28, 2009 ...............     $10.04       0.24(5)          (2.37)           (0.30)           0.00
June 29, 2007(4) to February 29, 2008 ............     $10.00       0.20(5)          (0.11)           (0.05)           0.00
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 7.23       0.11(5)           1.48            (0.07)           0.00
March 1, 2008 to February 28, 2009 ...............     $ 9.92       0.25(5)          (2.33)           (0.31)           0.00
June 29, 2007(4) to February 29, 2008 ............     $10.00       0.19(5)          (0.10)           (0.17)           0.00
Investor Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 7.32       0.10(5)           1.49            (0.06)           0.00
March 1, 2008 to February 28, 2009 ...............     $10.03       0.22(5)          (2.34)           (0.29)           0.00
June 29, 2007(4) to February 29, 2008 ............     $10.00       0.19(5)          (0.10)           (0.06)           0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 43


                              Financial Highlights

              Ending         Ratio to Average Net Assets (Annualized)(1)
            Net Asset   -----------------------------------------------------               Portfolio    Net Assets at
Return of   Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover    End of Period
 Capital      Share      Income (Loss)   Expenses(7)    Waived    Expenses(7)   Return(2)   Rate(3, 8)  (000's omitted)
---------   ---------   --------------   -----------   --------   -----------   ---------   ---------   ---------------


   0.00       $11.74         2.39%          1.20%       (0.02)%      1.18%        17.25%        23%         $ 43,089
   0.00       $10.15         2.62%          1.25%       (0.07)%      1.18%       (16.98)%       43%         $ 39,175
   0.00       $12.71         2.99%          1.25%       (0.07)%      1.18%         4.67%        61%         $ 60,969
   0.00       $12.68         2.78%          1.27%       (0.06)%      1.20%         6.40%       152%         $ 69,835
   0.00       $12.91         1.72%          1.33%       (0.08)%      1.25%         5.39%        38%         $ 74,437
   0.00       $12.48         1.52%          1.30%       (0.03)%      1.27%         3.60%        81%         $ 82,296

   0.00       $11.79         1.66%          1.96%       (0.03)%      1.93%        16.87%        23%         $  3,641
   0.00       $10.18         1.87%          2.00%       (0.07)%      1.93%       (17.58)%       43%         $  4,269
   0.00       $12.73         2.25%          2.00%       (0.07)%      1.93%         3.81%        61%         $  9,715
   0.00       $12.70         2.01%          2.02%       (0.06)%      1.96%         5.65%       152%         $ 15,211
   0.00       $12.92         0.98%          2.08%       (0.08)%      2.00%         4.64%        38%         $ 19,711
   0.00       $12.48         0.76%          2.05%       (0.03)%      2.02%         2.70%        81%         $ 26,480

   0.00       $11.89         1.66%          1.94%       (0.01)%      1.93%        16.90%        23%         $  2,593
   0.00       $10.27         1.87%          2.00%       (0.07)%      1.93%       (17.59)%       43%         $  2,464
   0.00       $12.85         2.23%          2.00%       (0.07)%      1.93%         3.81%        61%         $  3,609
   0.00       $12.82         2.02%          2.02%       (0.06)%      1.96%         5.59%       152%         $  4,194
   0.00       $13.04         0.97%          2.08%       (0.08)%      2.00%         4.69%        38%         $  4,729
   0.00       $12.59         0.76%          2.05%       (0.03)%      2.02%         2.72%        81%         $  5,724

   0.00       $11.85         2.68%          1.02%       (0.14)%      0.88%        17.45%        23%         $140,214
   0.00       $10.24         2.92%          1.07%       (0.19)%      0.88%       (16.73)%       43%         $110,425
   0.00       $12.82         3.26%          1.07%       (0.19)%      0.88%         4.95%        61%         $138,418
   0.00       $12.79         3.09%          1.09%       (0.19)%      0.90%         6.75%       152%         $ 99,261
   0.00       $13.01         2.02%          1.14%       (0.19)%      0.95%         5.76%        38%         $ 87,473
   0.00       $12.57         1.82%          0.97%        0.00%       0.97%         3.81%        81%         $ 68,055

   0.00       $11.85         2.91%          0.75%       (0.10)%      0.65%        17.58%        23%         $300,612
   0.00       $10.24         3.15%          0.80%       (0.15)%      0.65%       (16.47)%       43%         $239,731
   0.00       $12.81         3.45%          0.81%       (0.16)%      0.65%         5.18%        61%         $206,461
   0.00       $12.78         3.41%          0.81%       (0.14)%      0.67%         6.89%       152%         $ 80,427
   0.00       $13.01         2.23%          0.88%       (0.13)%      0.75%         5.97%        38%         $ 25,023
   0.00       $12.57         2.20%          0.87%       (0.12)%      0.75%         5.20%        81%         $ 25,512

   0.00       $11.83         2.59%          1.30%       (0.36)%      0.94%        17.48%        23%         $ 19,277
   0.00       $10.22         2.86%          1.36%       (0.42)%      0.94%       (16.78)%       43%         $ 11,265
   0.00       $12.80         3.10%          1.39%       (0.45)%      0.94%         4.89%        61%         $  4,856
   0.00       $12.78         3.30%          1.36%       (0.48)%      0.88%         0.95%       152%         $    166


   0.00       $ 8.84         2.48%          1.13%       (0.24)%      0.89%        21.79%        21%         $ 21,667
  (0.30)      $ 7.31         2.69%          1.37%       (0.48)%      0.89%       (22.21)%       41%         $ 12,138
   0.00       $10.04         2.90%          3.58%       (3.02)%      0.56%         0.88%        54%         $  9,354

   0.00       $ 8.75         2.74%          0.86%       (0.20)%      0.66%        22.01%        21%         $ 33,988
  (0.30)      $ 7.23         2.91%          1.06%       (0.40)%      0.66%       (22.00)%       41%         $ 22,002
   0.00       $ 9.92         2.91%          3.71%       (3.18)%      0.53%         0.92%        54%         $ 10,088

   0.00       $ 8.85         2.38%          1.41%       (0.46)%      0.95%        21.75%        21%         $ 30,046
  (0.30)      $ 7.32         2.62%          1.60%       (0.65)%      0.95%       (22.15)%       41%         $  8,959
   0.00       $10.03         2.85%          3.79%       (3.19)%      0.60%         0.85%        54%         $  2,249

              44 Wells Fargo Advantage Dow Jones Target Date Funds


                              Financial Highlights

                                                     Beginning                    Net Realized    Distributions
                                                     Net Asset        Net        and Unrealized      from Net     Distributions
                                                     Value Per     Investment      Gain (Loss)      Investment      from Net
                                                       Share     Income (Loss)   on Investments       Income      Realized Gains
                                                     ---------   -------------   --------------   -------------   --------------
TARGET 2020
Class A
March 1, 2009 to August 31, 2009 (Unaudited) .....    $ 9.58        0.11(5)           2.45            (0.12)           0.00
March 1, 2008 to February 28, 2009 ...............    $13.78        0.26(5)          (4.04)           (0.27)          (0.15)
March 1, 2007 to February 29, 2008 ...............    $14.22        0.33(5)          (0.08)           (0.32)          (0.37)
March 1, 2006 to February 28, 2007 ...............    $14.24        0.28(5)           1.04            (0.27)          (1.07)
March 1, 2005 to February 28, 2006 ...............    $13.44        0.19              0.80            (0.19)           0.00
March 1, 2004 to February 28, 2005 ...............    $12.96        0.16              0.47            (0.15)           0.00
Class B
March 1, 2009 to August 31, 2009 (Unaudited) .....    $ 9.50        0.07(5)           2.42            (0.07)           0.00
March 1, 2008 to February 28, 2009 ...............    $13.66        0.17(5)          (4.01)           (0.17)          (0.15)
March 1, 2007 to February 29, 2008 ...............    $14.09        0.20(5)          (0.06)           (0.20)          (0.37)
March 1, 2006 to February 28, 2007 ...............    $14.12        0.18(5)           1.02            (0.16)          (1.07)
March 1, 2005 to February 28, 2006 ...............    $13.33        0.10              0.77            (0.08)           0.00
March 1, 2004 to February 28, 2005 ...............    $12.85        0.08              0.45            (0.05)           0.00
Class C
March 1, 2009 to August 31, 2009 (Unaudited) .....    $ 9.58        0.07(5)           2.44            (0.08)           0.00
March 1, 2008 to February 28, 2009 ...............    $13.78        0.17(5)          (4.05)           (0.17)          (0.15)
March 1, 2007 to February 29, 2008 ...............    $14.21        0.21(5)          (0.06)           (0.21)          (0.37)
March 1, 2006 to February 28, 2007 ...............    $14.23        0.18(5)           1.03            (0.16)          (1.07)
March 1, 2005 to February 28, 2006 ...............    $13.43        0.09              0.79            (0.08)           0.00
March 1, 2004 to February 28, 2005 ...............    $12.93        0.09              0.44            (0.03)           0.00
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) .....    $ 9.71        0.13(5)           2.47            (0.13)           0.00
March 1, 2008 to February 28, 2009 ...............    $13.96        0.30(5)          (4.09)           (0.31)          (0.15)
March 1, 2007 to February 29, 2008 ...............    $14.39        0.36(5)          (0.06)           (0.36)          (0.37)
March 1, 2006 to February 28, 2007 ...............    $14.40        0.33(5)           1.04            (0.31)          (1.07)
March 1, 2005 to February 28, 2006 ...............    $13.58        0.23              0.82            (0.23)           0.00
March 1, 2004 to February 28, 2005 ...............    $13.10        0.22              0.45            (0.19)           0.00
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) .....    $ 9.73        0.14(5)           2.47            (0.14)           0.00
March 1, 2008 to February 28, 2009 ...............    $13.98        0.32(5)          (4.08)           (0.34)          (0.15)
March 1, 2007 to February 29, 2008 ...............    $14.41        0.39(5)          (0.06)           (0.39)          (0.37)
March 1, 2006 to February 28, 2007 ...............    $14.41        0.36(5)           1.05            (0.34)          (1.07)
March 1, 2005 to February 28, 2006 ...............    $13.60        0.25              0.81            (0.25)           0.00
June 30, 2004(4) to February 28, 2005 ............    $12.87        0.09              0.76            (0.12)           0.00
Investor Class
March 1, 2009 to August 31, 2009 (Unaudited) .....    $ 9.71        0.13(5)           2.46            (0.13)           0.00
March 1, 2008 to February 28, 2009 ...............    $13.96        0.29(5)          (4.08)           (0.31)          (0.15)
March 1, 2007 to February 29, 2008 ...............    $14.40        0.33(5)          (0.03)           (0.37)          (0.37)
January 31, 2007(4) to February 28, 2007 .........    $14.30        0.02(5)           0.08             0.00            0.00
TARGET 2025
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) .....    $ 6.25        0.08(5)           1.98            (0.06)           0.00
March 1, 2008 to February 28, 2009 ...............    $ 9.53        0.20(5)          (3.29)           (0.19)           0.00
June 29, 2007(4) to February 29, 2008 ............    $10.00        0.14(5)          (0.57)           (0.04)           0.00
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) .....    $ 6.24        0.09(5)           1.97            (0.07)           0.00
March 1, 2008 to February 28, 2009 ...............    $ 9.49        0.20(5)          (3.26)           (0.19)           0.00
June 29, 2007(4) to February 29, 2008 ............    $10.00        0.14(5)          (0.55)           (0.10)           0.00
Investor Class
March 1, 2009 to August 31, 2009 (Unaudited) .....    $ 6.25        0.07(5)           1.98            (0.06)           0.00
March 1, 2008 to February 28, 2009 ...............    $ 9.51        0.18(5)          (3.26)           (0.18)           0.00
June 29, 2007(4) to February 29, 2008 ............    $10.00        0.14(5)          (0.57)           (0.06)           0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 45


                              Financial Highlights

              Ending         Ratio to Average Net Assets (Annualized)(1)
            Net Asset   -----------------------------------------------------               Portfolio    Net Assets at
Return of   Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover    End of Period
 Capital      Share      Income (Loss)   Expenses(7)    Waived    Expenses(7)   Return(2)   Rate(3, 8)  (000's omitted)
---------   ---------   --------------   -----------   --------   -----------   ---------   ---------   ---------------


   0.00       $12.02         2.06%          1.20%        0.00%       1.20%        26.78%        20%         $ 73,751
   0.00       $ 9.58         2.10%          1.25%       (0.05)%      1.20%       (27.90)%       38%         $ 59,671
   0.00       $13.78         2.17%          1.27%       (0.07)%      1.20%         1.60%        48%         $124,555
   0.00       $14.22         1.98%          1.28%       (0.06)%      1.22%         9.49%       135%         $152,049
   0.00       $14.24         1.39%          1.32%       (0.07)%      1.25%         7.44%        30%         $155,896
   0.00       $13.44         1.31%          1.31%       (0.04)%      1.27%         4.92%        60%         $151,258

   0.00       $11.92         1.32%          1.96%       (0.01)%      1.95%        26.31%        20%         $  5,690
   0.00       $ 9.50         1.36%          2.00%       (0.05)%      1.95%       (28.43)%       38%         $  5,495
   0.00       $13.66         1.43%          2.02%       (0.07)%      1.95%         0.87%        48%         $ 11,516
   0.00       $14.09         1.23%          2.03%       (0.06)%      1.97%         8.67%       135%         $ 16,841
   0.00       $14.12         0.66%          2.06%       (0.06)%      2.00%         6.58%        30%         $ 18,833
   0.00       $13.33         0.55%          2.07%       (0.05)%      2.02%         4.13%        60%         $ 25,378

   0.00       $12.01         1.31%          1.95%        0.00%       1.95%        26.24%        20%         $  2,247
   0.00       $ 9.58         1.36%          2.00%       (0.05)%      1.95%       (28.46)%       38%         $  1,840
   0.00       $13.78         1.42%          2.02%       (0.07)%      1.95%         0.90%        48%         $  3,318
   0.00       $14.21         1.23%          2.03%       (0.06)%      1.97%         8.67%       135%         $  4,083
   0.00       $14.23         0.65%          2.07%       (0.07)%      2.00%         6.64%        30%         $  3,887
   0.00       $13.43         0.54%          2.07%       (0.05)%      2.02%         4.09%        60%         $  4,155

   0.00       $12.18         2.33%          1.02%       (0.12)%      0.90%        26.91%        20%         $278,673
   0.00       $ 9.71         2.42%          1.07%       (0.17)%      0.90%       (27.66)%       38%         $196,606
   0.00       $13.96         2.44%          1.09%       (0.19)%      0.90%         1.96%        48%         $234,169
   0.00       $14.39         2.28%          1.10%       (0.18)%      0.92%         9.77%       135%         $176,133
   0.00       $14.40         1.69%          1.12%       (0.17)%      0.95%         7.83%        30%         $148,494
   0.00       $13.58         1.61%          0.98%       (0.01)%      0.97%         5.17%        60%         $131,133

   0.00       $12.20         2.56%          0.75%       (0.08)%      0.67%        26.98%        20%         $616,993
   0.00       $ 9.73         2.63%          0.81%       (0.14)%      0.67%       (27.46)%       38%         $414,090
   0.00       $13.98         2.63%          0.82%       (0.15)%      0.67%         2.18%        48%         $367,360
   0.00       $14.41         2.48%          0.83%       (0.14)%      0.69%        10.07%       135%         $164,260
   0.00       $14.41         1.90%          0.87%       (0.12)%      0.75%         7.96%        30%         $ 50,928
   0.00       $13.60         1.89%          0.88%       (0.13)%      0.75%         6.61%        60%         $ 51,662

   0.00       $12.17         2.23%          1.30%       (0.34)%      0.96%        26.80%        20%         $ 33,487
   0.00       $ 9.71         2.34%          1.36%       (0.40)%      0.96%       (27.70)%       38%         $ 15,254
   0.00       $13.96         2.27%          1.41%       (0.45)%      0.96%         1.91%        48%         $ 12,140
   0.00       $14.40         2.08%          1.39%       (0.50)%      0.89%         0.70%       135%         $    296


   0.00       $ 8.25         2.10%          1.12%       (0.22)%      0.90%        33.06%        18%         $ 19,285
   0.00       $ 6.25         2.42%          1.35%       (0.72)%      0.63%       (32.95)%       35%         $  9,410
   0.00       $ 9.53         2.13%          3.68%       (3.17)%      0.51%        (4.30)%       42%         $  7,206

   0.00       $ 8.23         2.35%          0.85%       (0.18)%      0.67%        33.07%        18%         $ 45,328
   0.00       $ 6.24         2.50%          1.07%       (0.54)%      0.53%       (32.81)%       35%         $ 26,335
   0.00       $ 9.49         2.09%          3.41%       (2.94)%      0.47%        (4.16)%       42%         $ 17,248

   0.00       $ 8.24         1.95%          1.39%       (0.43)%      0.96%        32.89%        18%         $ 44,387
   0.00       $ 6.25         2.32%          1.60%       (0.90)%      0.70%       (32.90)%       35%         $  9,564
   0.00       $ 9.51         2.19%          4.33%       (3.81)%      0.52%        (4.29)%       42%         $  2,432

              46 Wells Fargo Advantage Dow Jones Target Date Funds


                              Financial Highlights

                                                     Beginning                    Net Realized    Distributions
                                                     Net Asset        Net        and Unrealized      from Net      Distributions
                                                     Value Per     Investment      Gain (Loss)      Investment       from Net
                                                       Share     Income (Loss)   on Investments       Income      Realized Gains
                                                     ---------   -------------   --------------   -------------   --------------
TARGET (2030)
Class A
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 8.65       0.09(5)           3.23          (0.08)             0.00
March 1, 2008 to February 28, 2009 ...............     $14.36       0.21(5)          (5.55)         (0.20)            (0.17)
March 1, 2007 to February 29, 2008 ...............     $15.16       0.24(5)          (0.32)         (0.23)            (0.49)
March 1, 2006 to February 28, 2007 ...............     $15.04       0.20(5)           1.44          (0.20)            (1.32)
March 1, 2005 to February 28, 2006 ...............     $14.21       0.16(5)           1.05          (0.15)            (0.23)
March 1, 2004 to February 28, 2005 ...............     $13.53       0.16              0.67          (0.15)             0.00
Class B
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 8.49       0.05(5)           3.17          (0.04)             0.00
March 1, 2008 to February 28, 2009 ...............     $14.09       0.11(5)          (5.44)         (0.10)            (0.17)
March 1, 2007 to February 29, 2008 ...............     $14.88       0.12(5)          (0.31)         (0.11)            (0.49)
March 1, 2006 to February 28, 2007 ...............     $14.79       0.09(5)           1.41          (0.09)            (1.32)
March 1, 2005 to February 28, 2006 ...............     $13.97       0.05(5)           1.04          (0.04)            (0.23)
March 1, 2004 to February 28, 2005 ...............     $13.31       0.06              0.64          (0.04)             0.00
Class C
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 8.50       0.05(5)           3.17          (0.04)             0.00
March 1, 2008 to February 28, 2009 ...............     $14.11       0.11(5)          (5.45)         (0.10)            (0.17)
March 1, 2007 to February 29, 2008 ...............     $14.91       0.12(5)          (0.32)         (0.11)            (0.49)
March 1, 2006 to February 28, 2007 ...............     $14.82       0.09(5)           1.41          (0.09)            (1.32)
March 1, 2005 to February 28, 2006 ...............     $14.00       0.05(5)           1.05          (0.05)            (0.23)
March 1, 2004 to February 28, 2005 ...............     $13.32       0.05              0.65          (0.02)             0.00
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 8.74       0.10(5)           3.27          (0.09)             0.00
March 1, 2008 to February 28, 2009 ...............     $14.50       0.24(5)          (5.59)         (0.24)            (0.17)
March 1, 2007 to February 29, 2008 ...............     $15.31       0.28(5)          (0.32)         (0.28)            (0.49)
March 1, 2006 to February 28, 2007 ...............     $15.18       0.25(5)           1.45          (0.25)            (1.32)
March 1, 2005 to February 28, 2006 ...............     $14.33       0.20(5)           1.08          (0.20)            (0.23)
March 1, 2004 to February 28, 2005 ...............     $13.65       0.21              0.66          (0.19)             0.00
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 8.75       0.12(5)           3.25          (0.10)             0.00
March 1, 2008 to February 28, 2009 ...............     $14.51       0.26(5)          (5.58)         (0.27)            (0.17)
March 1, 2007 to February 29, 2008 ...............     $15.31       0.31(5)          (0.31)         (0.31)            (0.49)
March 1, 2006 to February 28, 2007 ...............     $15.18       0.26(5)           1.47          (0.28)            (1.32)
March 1, 2005 to February 28, 2006 ...............     $14.33       0.23(5)           1.07          (0.22)            (0.23)
June 30, 2004(4) to February 28, 2005 ............     $13.42       0.08              0.94          (0.11)             0.00
Investor Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 8.74       0.10(5)           3.26          (0.09)             0.00
March 1, 2008 to February 28, 2009 ...............     $14.50       0.22(5)          (5.58)         (0.23)            (0.17)
March 1, 2007 to February 29, 2008 ...............     $15.31       0.25(5)          (0.29)         (0.28)            (0.49)
January 31, 2007(4) to February 28, 2007 .........     $15.29       0.01(5)           0.01           0.00              0.00
TARGET (2035)
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 5.40       0.06(5)           2.26          (0.04)             0.00
March 1, 2008 to February 28, 2009 ...............     $ 9.24       0.14(5)          (3.84)         (0.14)             0.00
June 29, 2007(4) to February 29, 2008 ............     $10.00       0.10(5)          (0.85)         (0.01)             0.00
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 5.36       0.07(5)           2.24          (0.05)             0.00
March 1, 2008 to February 28, 2009 ...............     $ 9.15       0.14(5)          (3.80)         (0.13)             0.00
June 29, 2007(4) to February 29, 2008 ............     $10.00       0.10(5)          (0.84)         (0.11)             0.00
Investor Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 5.42       0.06(5)           2.26          (0.04)             0.00
March 1, 2008 to February 28, 2009 ...............     $ 9.24       0.12(5)          (3.82)         (0.12)             0.00
June 29, 2007(4) to February 29, 2008 ............     $10.00       0.10(5)          (0.86)         (0.00)(6)          0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 47


                              Financial Highlights

              Ending         Ratio to Average Net Assets (Annualized)(1)
            Net Asset   -----------------------------------------------------               Portfolio    Net Assets at
Return of   Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover    End of Period
 Capital      Share      Income (Loss)   Expenses(7)    Waived    Expenses(7)   Return(2)   Rate(3,8)   (000's omitted)
---------   ---------   --------------   -----------   --------   -----------   ---------   ---------   ---------------


   0.00       $11.89         1.67%         1.22%      (0.01)%        1.21%        38.46%        16%         $ 62,104
   0.00       $ 8.65         1.64%         1.28%      (0.07)%        1.21%       (37.78)%       33%         $ 45,556
   0.00       $14.36         1.53%         1.29%      (0.08)%        1.21%        (0.77)%       36%         $ 95,985
   0.00       $15.16         1.33%         1.31%      (0.08)%        1.23%        11.20%       109%         $110,904
   0.00       $15.04         1.08%         1.34%      (0.09)%        1.25%         8.63%        24%         $110,900
   0.00       $14.21         1.17%         1.31%      (0.04)%        1.27%         6.17%        48%         $109,923

   0.00       $11.67         0.94%         1.97%      (0.01)%        1.96%        37.95%        16%         $  3,599
   0.00       $ 8.49         0.90%         2.03%      (0.07)%        1.96%       (38.22)%       33%         $  3,233
   0.00       $14.09         0.79%         2.04%      (0.08)%        1.96%        (1.50)%       36%         $  7,358
   0.00       $14.88         0.59%         2.06%      (0.08)%        1.98%        10.35%       109%         $ 10,955
   0.00       $14.79         0.35%         2.09%      (0.09)%        2.00%         7.86%        24%         $ 12,518
   0.00       $13.97         0.43%         2.06%      (0.04)%        2.02%         5.28%        48%         $ 16,372

   0.00       $11.68         0.93%         1.97%      (0.01)%        1.96%        37.96%        16%         $  1,644
   0.00       $ 8.50         0.89%         2.02%      (0.06)%        1.96%       (38.22)%       33%         $  1,261
   0.00       $14.11         0.77%         2.04%      (0.08)%        1.96%        (1.53)%       36%         $  2,385
   0.00       $14.91         0.59%         2.06%      (0.08)%        1.98%        10.34%       109%         $  2,592
   0.00       $14.82         0.33%         2.10%      (0.10)%        2.00%         7.89%        24%         $  3,159
   0.00       $14.00         0.43%         2.07%      (0.05)%        2.02%         5.26%        48%         $  2,991

   0.00       $12.02         1.93%         1.04%      (0.13)%        0.91%        38.71%        16%         $197,799
   0.00       $ 8.74         1.93%         1.10%      (0.19)%        0.91%       (37.56)%       33%         $117,363
   0.00       $14.50         1.79%         1.11%      (0.20)%        0.91%        (0.53)%       36%         $162,897
   0.00       $15.31         1.61%         1.13%      (0.20)%        0.93%        11.50%       109%         $110,742
   0.00       $15.18         1.37%         1.14%      (0.19)%        0.95%         9.03%        24%         $ 81,874
   0.00       $14.33         1.47%         0.98%      (0.02)%        0.96%         6.42%        48%         $ 65,968

   0.00       $12.02         2.16%         0.77%      (0.09)%        0.68%        38.68%        16%         $468,384
   0.00       $ 8.75         2.15%         0.83%      (0.15)%        0.68%       (37.38)%       33%         $265,829
   0.00       $14.51         1.97%         0.85%      (0.17)%        0.68%        (0.24)%       36%         $263,663
   0.00       $15.31         1.71%         0.86%      (0.16)%        0.70%        11.73%       109%         $ 94,881
   0.00       $15.18         1.60%         0.89%      (0.14)%        0.75%         9.24%        24%         $ 26,726
   0.00       $14.33         1.74%         0.87%      (0.12)%        0.75%         7.64%        48%         $ 28,149

   0.00       $12.01         1.83%         1.31%      (0.34)%        0.97%        38.59%        16%         $ 30,997
   0.00       $ 8.74         1.84%         1.39%      (0.42)%        0.97%       (37.58)%       33%         $ 13,400
   0.00       $14.50         1.62%         1.43%      (0.46)%        0.97%        (0.52)%       36%         $  9,799
   0.00       $15.31         0.95%         1.40%      (0.53)%        0.87%         0.13%       109%         $    455


   0.00       $ 7.68         1.76%         1.23%      (0.31)%        0.92%        43.16%        15%         $  8,551
   0.00       $ 5.40         1.83%         1.60%      (0.77)%        0.83%       (40.58)%       30%         $  4,101
   0.00       $ 9.24         1.58%         5.39%      (4.86)%        0.53%        (7.52)%       33%         $  3,524

   0.00       $ 7.62         2.01%         0.97%      (0.28)%        0.69%        43.24%        15%         $ 28,927
   0.00       $ 5.36         1.97%         1.31%      (0.67)%        0.64%       (40.44)%       30%         $ 16,279
   0.00       $ 9.15         1.52%         5.64%      (5.15)%        0.49%        (7.48)%       33%         $  8,983

   0.00       $ 7.70         1.60%         1.50%      (0.52)%        0.98%        42.97%        15%         $ 29,644
   0.00       $ 5.42         1.69%         1.82%      (0.90)%        0.92%       (40.50)%       30%         $  7,025
   0.00       $ 9.24         1.59%         5.74%      (5.24)%        0.50%        (7.59)%       33%         $  1,736

              48 Wells Fargo Advantage Dow Jones Target Date Funds


                              Financial Highlights

                                                     Beginning                    Net Realized    Distributions
                                                     Net Asset        Net        and Unrealized      from Net      Distributions
                                                     Value Per     Investment      Gain (Loss)      Investment       from Net
                                                       Share     Income (Loss)   on Investments       Income      Realized Gains
                                                     ---------   -------------   --------------   -------------   --------------
TARGET (2040)
Class A
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 8.73       0.08(5)           3.89            (0.07)           0.00
March 1, 2008 to February 28, 2009 ...............     $16.04       0.19(5)          (6.92)           (0.18)          (0.40)
March 1, 2007 to February 29, 2008 ...............     $17.42       0.22(5)          (0.49)           (0.22)          (0.89)
March 1, 2006 to February 28, 2007 ...............     $16.69       0.17(5)           1.85            (0.18)          (1.11)
March 1, 2005 to February 28, 2006 ...............     $15.27       0.14(5)           1.42            (0.14)           0.00
March 1, 2004 to February 28, 2005 ...............     $14.40       0.14(5)           0.86            (0.13)           0.00
Class B
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 8.35       0.04(5)           3.71            (0.02)           0.00
March 1, 2008 to February 28, 2009 ...............     $15.40       0.09(5)          (6.64)           (0.10)          (0.40)
March 1, 2007 to February 29, 2008 ...............     $16.75       0.09(5)          (0.47)           (0.08)          (0.89)
March 1, 2006 to February 28, 2007 ...............     $16.10       0.04(5)           1.78            (0.06)          (1.11)
March 1, 2005 to February 28, 2006 ...............     $14.72       0.03(5)           1.36            (0.01)           0.00
March 1, 2004 to February 28, 2005 ...............     $13.86       0.04(5)           0.82             0.00            0.00
Class C
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 8.33       0.04(5)           3.70            (0.03)           0.00
March 1, 2008 to February 28, 2009 ...............     $15.36       0.09(5)          (6.62)           (0.10)          (0.40)
March 1, 2007 to February 29, 2008 ...............     $16.73       0.08(5)          (0.47)           (0.09)          (0.89)
March 1, 2006 to February 28, 2007 ...............     $16.08       0.04(5)           1.78            (0.06)          (1.11)
March 1, 2005 to February 28, 2006 ...............     $14.71       0.03(5)           1.36            (0.02)           0.00
March 1, 2004 to February 28, 2005 ...............     $13.86       0.04(5)           0.81             0.00            0.00
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 8.88       0.10(5)           3.94            (0.08)           0.00
March 1, 2008 to February 28, 2009 ...............     $16.29       0.23(5)          (7.02)           (0.22)          (0.40)
March 1, 2007 to February 29, 2008 ...............     $17.67       0.27(5)          (0.49)           (0.27)          (0.89)
March 1, 2006 to February 28, 2007 ...............     $16.91       0.22(5)           1.88            (0.23)          (1.11)
March 1, 2005 to February 28, 2006 ...............     $15.48       0.19(5)           1.43            (0.19)           0.00
March 1, 2004 to February 28, 2005 ...............     $14.59       0.19(5)           0.88            (0.18)           0.00
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 8.88       0.11(5)           3.96            (0.09)           0.00
March 1, 2008 to February 28, 2009 ...............     $16.29       0.25(5)          (7.02)           (0.24)          (0.40)
March 1, 2007 to February 29, 2008 ...............     $17.67       0.30(5)          (0.48)           (0.31)          (0.89)
March 1, 2006 to February 28, 2007 ...............     $16.91       0.24(5)           1.89            (0.26)          (1.11)
March 1, 2005 to February 28, 2006 ...............     $15.47       0.23(5)           1.43            (0.22)           0.00
June 30, 2004(4) to February 28, 2005 ............     $14.47       0.15(5)           1.06            (0.21)           0.00
Investor Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 8.87       0.09(5)           3.95            (0.08)           0.00
March 1, 2008 to February 28, 2009 ...............     $16.28       0.21(5)          (7.01)           (0.21)          (0.40)
March 1, 2007 to February 29, 2008 ...............     $17.67       0.23(5)          (0.46)           (0.27)          (0.89)
January 31, 2007(4) to February 28, 2007 .........     $17.69       0.01(5)          (0.03)            0.00            0.00
TARGET (2045)
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 5.21       0.05(5)           2.35            (0.04)           0.00
March 1, 2008 to February 28, 2009 ...............     $ 9.18       0.12(5)          (3.94)           (0.15)           0.00
June 29, 2007(4) to February 29, 2008 ............     $10.00       0.09(5)          (0.91)            0.00            0.00
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 5.19       0.06(5)           2.33            (0.05)           0.00
March 1, 2008 to February 28, 2009 ...............     $ 9.09       0.13(5)          (3.91)           (0.12)           0.00
June 29, 2007(4) to February 29, 2008 ............     $10.00       0.09(5)          (0.90)           (0.10)           0.00
Investor Class
March 1, 2009 to August 31, 2009 (Unaudited) .....     $ 5.23       0.05(5)           2.35            (0.04)           0.00
March 1, 2008 to February 28, 2009 ...............     $ 9.17       0.11(5)          (3.95)           (0.10)           0.00
June 29, 2007(4) to February 29, 2008 ............     $10.00       0.09(5)          (0.92)            0.00            0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 49


                              Financial Highlights

              Ending         Ratio to Average Net Assets (Annualized)(1)
            Net Asset   -----------------------------------------------------               Portfolio    Net Assets at
Return of   Value Per   Net Investment      Gross      Expenses       Net         Total      Turnover    End of Period
 Capital      Share      Income (Loss)   Expenses(7)    Waived    Expenses(7)   Return(2)   Rate(3,8)   (000's omitted)
---------   ---------   --------------   -----------   --------   -----------   ---------   ---------   ---------------


   0.00       $12.63         1.44%          1.23%       (0.01)%      1.22%        45.52%        14%         $ 96,492
   0.00       $ 8.73         1.39%          1.30%       (0.08)%      1.22%       (42.65)%       29%         $ 67,928
   0.00       $16.04         1.22%          1.29%       (0.07)%      1.22%        (2.02)%       31%         $142,158
   0.00       $17.42         0.99%          1.30%       (0.07)%      1.23%        12.31%       100%         $166,671
   0.00       $16.69         0.92%          1.27%       (0.02)%      1.25%        10.28%        11%         $163,232
   0.00       $15.27         1.01%          1.28%       (0.01)%      1.27%         6.98%        29%         $165,145

   0.00       $12.08         0.72%          1.98%       (0.01)%      1.97%        45.01%        14%         $  4,149
   0.00       $ 8.35         0.65%          2.05%       (0.08)%      1.97%       (43.10)%       29%         $  3,623
   0.00       $15.40         0.50%          2.04%       (0.07)%      1.97%        (2.69)%       31%         $  9,899
   0.00       $16.75         0.26%          2.05%       (0.07)%      1.98%        11.42%       100%         $ 16,692
   0.00       $16.10         0.19%          2.02%       (0.02)%      2.00%         9.47%        11%         $ 19,547
   0.00       $14.72         0.26%          2.03%       (0.01)%      2.02%         6.20%        29%         $ 27,229

   0.00       $12.04         0.70%          1.98%       (0.01)%      1.97%        44.97%        14%         $  1,921
   0.00       $ 8.33         0.65%          2.05%       (0.08)%      1.97%       (43.07)%       29%         $  1,362
   0.00       $15.36         0.46%          2.04%       (0.07)%      1.97%        (2.75)%       31%         $  3,023
   0.00       $16.73         0.24%          2.05%       (0.07)%      1.98%        11.46%       100%         $  3,437
   0.00       $16.08         0.17%          2.02%       (0.02)%      2.00%         9.49%        11%         $  3,376
   0.00       $14.71         0.26%          2.03%       (0.01)%      2.02%         6.13%        29%         $  3,681

   0.00       $12.84         1.70%          1.05%       (0.13)%      0.92%        45.62%        14%         $131,818
   0.00       $ 8.88         1.67%          1.12%       (0.20)%      0.92%       (42.46)%       29%         $ 72,233
   0.00       $16.29         1.49%          1.11%       (0.19)%      0.92%        (1.69)%       31%         $117,859
   0.00       $17.67         1.26%          1.12%       (0.19)%      0.93%        12.67%       100%         $ 90,981
   0.00       $16.91         1.22%          1.08%       (0.13)%      0.95%        10.55%        11%         $ 52,239
   0.00       $15.48         1.31%          0.95%        0.00%       0.95%         7.35%        29%         $ 42,700

   0.00       $12.86         1.92%          0.78%       (0.09)%      0.69%        45.98%        14%         $268,377
   0.00       $ 8.88         1.88%          0.85%       (0.16)%      0.69%       (42.36)%       29%         $136,386
   0.00       $16.29         1.66%          0.85%       (0.16)%      0.69%        (1.47)%       31%         $125,256
   0.00       $17.67         1.39%          0.85%       (0.14)%      0.71%        12.90%       100%         $ 44,459
   0.00       $16.91         1.42%          0.83%       (0.08)%      0.75%        10.83%        11%         $ 15,322
   0.00       $15.47         1.55%          0.85%       (0.10)%      0.75%         8.37%        29%         $ 14,712

   0.00       $12.83         1.62%          1.33%       (0.35)%      0.98%        45.65%        14%         $ 14,095
   0.00       $ 8.87         1.58%          1.41%       (0.43)%      0.98%       (42.51)%       29%         $  6,970
   0.00       $16.28         1.29%          1.43%       (0.45)%      0.98%        (1.74)%       31%         $  5,133
   0.00       $17.67         0.51%          1.39%       (0.51)%      0.88%        (0.11)%      100%         $    305


   0.00       $ 7.57         1.63%          1.50%       (0.58)%      0.92%        46.19%        14%         $  4,252
   0.00       $ 5.21         1.62%          2.34%       (1.42)%      0.92%       (42.22)%       29%         $  1,656
   0.00       $ 9.18         1.45%         13.36%      (12.80)%      0.56%        (8.20)%       30%         $    948

   0.00       $ 7.53         1.90%          1.23%       (0.54)%      0.69%        46.12%        14%         $ 16,868
   0.00       $ 5.19         1.84%          2.02%       (1.33)%      0.69%       (42.06)%       29%         $  8,287
   0.00       $ 9.09         1.46%         12.60%      (12.07)%      0.53%        (8.12)%       30%         $  4,339

   0.00       $ 7.59         1.46%          1.75%       (0.77)%      0.98%        45.90%        14%         $  8,801
   0.00       $ 5.23         1.55%          2.58%       (1.60)%      0.98%       (42.22)%       29%         $  1,205
   0.00       $ 9.17         1.43%         12.57%      (12.01)%      0.56%        (8.30)%       30%         $    547

              50 Wells Fargo Advantage Dow Jones Target Date Funds


                              Financial Highlights

                                                 Beginning                  Net Realized   Distributions
                                                 Net Asset       Net       and Unrealized     from Net     Distributions
                                                 Value Per   Investment      Gain (Loss)     Investment      from Net
                                                   Share    Income (Loss)  on Investments      Income     Realized Gains
                                                 ---------  -------------  --------------  -------------  --------------
Target 2050
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) ..    $ 5.20      0.05(5)          2.34           (0.04)          0.00
March 1, 2008 to February 28, 2009 ............    $ 9.14      0.12(5)         (3.96)          (0.10)          0.00
June 29, 20074 to February 29, 2008 ...........    $10.00      0.08(5)         (0.92)          (0.02)          0.00
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) ..    $ 5.20      0.06(5)          2.33           (0.04)          0.00
March 1, 2008 to February 28, 2009 ............    $ 9.13      0.13(5)         (3.94)          (0.12)          0.00
June 29, 20074 to February 29, 2008 ...........    $10.00      0.08(5)         (0.90)          (0.05)          0.00
Investor Class
March 1, 2009 to August 31, 2009 (Unaudited) ..    $ 5.21      0.05(5)          2.34           (0.04)          0.00
March 1, 2008 to February 28, 2009 ............    $ 9.16      0.11(5)         (3.96)          (0.10)          0.00
June 29, 2007(4) to February 29, 2008 .........    $10.00      0.07(5)         (0.91)           0.00           0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 51


                              Financial Highlights

             Ending       Ratio to Average Net Assets (Annualized)(1)
           Net Asset  --------------------------------------------------             Portfolio   Net Assets at
Return of  Value Per  Net Investment     Gross     Expenses      Net        Total     Turnover   End of Period
 Capital     Share     Income (Loss)  Expenses(7)   Waived   Expenses(7)  Return(2)  Rate(3, 8) (000's omitted)
---------  ---------  --------------  -----------  --------  -----------  ---------  ---------  ---------------
   0.00      $7.55         1.64%          1.14%     (0.22)%     0.92%       46.06%      14%         $27,199
   0.00      $5.20         1.60%          1.48%     (0.56)%     0.92%      (42.36)%     29%         $10,984
   0.00      $9.14         1.18%          5.13%     (4.26)%     0.87%       (8.37)%     30%         $ 5,420

   0.00      $7.55         1.86%          0.87%     (0.18)%     0.69%       46.17%      14%         $64,947
   0.00      $5.20         1.80%          1.19%     (0.50)%     0.69%      (42.19)%     29%         $26,763
   0.00      $9.13         1.32%          5.32%     (4.65)%     0.67%       (8.26)%     30%         $ 8,102

   0.00      $7.56         1.54%          1.42%     (0.44)%     0.98%       45.95%      14%         $ 3,295
   0.00      $5.21         1.48%          1.73%     (0.75)%     0.98%      (42.39)%     29%         $   983
   0.00      $9.16         1.06%          5.27%     (4.33)%     0.94%       (8.40)%     30%         $   335

              52 Wells Fargo Advantage Dow Jones Target Date Funds


                         Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2009, was comprised of 99 separate series. Throughout the notes to financial statements, the WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM) is referred to as the Target Today Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM) is referred to as the Target 2010 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM) is referred to as the Target 2015 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM) is referred to as the Target 2020 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM) is referred to as the Target 2025 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM) is referred to as the Target 2030 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM) is referred to as the Target 2035 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM) is referred to as the Target 2040 Fund; the WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM) is referred to as the Target 2045 Fund; the Wells Fargo Advantage Dow Jones Target 2050 Fund(SM) is referred to as the Target 2050 Fund. These financial statements present the Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund and Target 2050 Fund (each, a "Fund," collectively, the "Funds").

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

The Funds each seek to achieve its investment objective by investing all or substantially all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio," collectively, the "Master Portfolios") of Wells Fargo Master Trust, an open-end management investment company registered under 1940 Act. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are included in the financial statements of the Funds and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio held by each Fund as of August 31, 2009 are as follows:

                                        Target   Target   Target   Target   Target   Target   Target   Target   Target   Target
                                         Today    2010     2015     2020     2025     2030     2035     2040     2045     2050
                                        ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Dow Jones Diversified Fixed
   Income Portfolio                       12%      27%      4%       37%      3%       13%      1%        3%     0%(1)    0%(1)
Dow Jones Diversified Stock Portfolio      2%       7%      2%       25%      3%       29%      3%       24%     1%       4%
Short-Term Investment Portfolio            8%      15%      2%       29%      3%       22%      2%       15%     1%       3%

(1.) The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

              Wells Fargo Advantage Dow Jones Target Date Funds 53


                         Notes to Financial Statements

Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through October 20, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis in the Master Portfolios. Realized gains or losses in the Master Portfolios are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method by each Master Portfolio.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio's interest and dividend income.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For U.S. federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of Fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for U.S. federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their U.S. federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2009.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: February 28, 2006; February 28, 2007; February 29, 2008; February 28,
2009) are subject to examination by the Internal Revenue Service and state departments of revenue.

              54 Wells Fargo Advantage Dow Jones Target Date Funds


                         Notes to Financial Statements

At February 28, 2009, the Funds' prior fiscal year-end, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                  Capital Loss
Fund           Expiration Year   Carryforwards
----           ---------------   -------------
Target Today         2017          $1,105,091
Target 2015          2016              21,683
                     2017             530,766
Target 2025          2016              35,733
                     2017             446,219
Target 2035          2016              41,922
                     2017             353,855
Target 2045          2016              38,270
                     2017              51,211
Target 2050          2016              42,819
                     2017             311,087

At February 28, 2009, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

               Deferred Post-October
Fund                Capital Loss
----           ---------------------
Target Today        $  169,666
Target 2010            446,075
Target 2015             55,776
Target 2020          1,951,748
Target 2025            123,009
Target 2030          2,263,735
Target 2035            114,764
Target 2040          1,816,860
Target 2045             45,724
Target 2050            101,928

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management also acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services. Global Index Advisors, Inc. ("GIA") acts as subadviser to the Funds. For providing subadvisory services, GIA is entitled to receive a subadvisory fee of 0.06% based on each Fund's average daily net assets. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management.

              Wells Fargo Advantage Dow Jones Target Date Funds 55


                         Notes to Financial Statements

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                        Average Daily      % of Average
                         Net Assets      Daily Net Assets
                      ----------------   ----------------
Fund Level            First $5 billion         0.05
                       Next $5 billion         0.04
                      Over $10 billion         0.03
Class Level
Class A               All asset levels         0.28
Class B               All asset levels         0.28
Class C               All asset levels         0.28
Administrator Class   All asset levels         0.10
Institutional Class   All asset levels         0.08
Investor Class        All asset levels         0.38

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                        % of Average
Share Class           Daily Net Assets
-----------           ----------------
Class A                     0.25
Class B                     0.25
Class C                     0.25
Administrator Class         0.25
Investor Class              0.25

For the six-month period ended August 31, 2009, shareholder servicing fees were paid as follows. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

                                              Administrator   Investor
Fund            Class A   Class B   Class C       Class         Class
----           --------   -------   -------   -------------   --------
Target Today   $ 26,914    $3,923    $6,165      $ 61,192      $23,710
Target 2010      51,793     4,701     2,943       154,185       18,913
Target 2015          NA        NA        NA        19,735       22,497
Target 2020      84,231     6,976     2,533       297,034       30,682
Target 2025          NA        NA        NA        16,717       32,609
Target 2030      68,727     4,264     1,864       198,173       27,555
Target 2035          NA        NA        NA         7,586       20,963
Target 2040     105,361     4,863     2,076       129,746       13,312
Target 2045          NA        NA        NA         3,448        5,738
Target 2050          NA        NA        NA        23,444        2,765

              56 Wells Fargo Advantage Dow Jones Target Date Funds


                         Notes to Financial Statements

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of average daily net assets.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the six-month period ended August 31, 2009, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has contractually committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Funds Management may also, from time to time, voluntarily waive additional fees and/or reimburse expenses as deemed appropriate by Funds Management to further lower the net operating expense ratios for specified Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended August 31, 2009, were as follows:

Fund           Purchases at Cost   Sales Proceeds
----           -----------------   --------------
Target Today      $ 90,473,991      $ 39,761,151
Target 2010        205,193,172        92,108,200
Target 2015         31,699,428        14,571,496
Target 2020        334,314,209       158,823,275
Target 2025         31,195,983        15,532,414
Target 2030        188,218,689        98,909,254
Target 2035         14,458,324         8,002,617
Target 2040        102,055,857        58,587,372
Target 2045          5,754,990         3,333,178
Target 2050         18,421,365        10,669,356

Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest under the Credit Agreement is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line. For the six-month period ended August 31, 2009, there were no borrowings by any of the Funds under the agreement.

6. SUBSEQUENT EVENTS

CUSTODY AND FUND ACCOUNTING AGREEMENT

On October 5, 2009, State Street Bank and Trust Company ("State Street") replaced Wells Fargo Bank, N.A. and PNC Global Investing Service (U.S.), Inc. as the custodian and fund accountant, respectively, for the Funds pursuant to a custody and fund accounting agreement (the "Agreement.") Pursuant to the Agreement, for its services State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs, except that for the Funds, custody charges are assessed at the Master Portfolio level only and not directly borne by the Funds. Also pursuant to the Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

              Wells Fargo Advantage Dow Jones Target Date Funds 57


                         Notes to Financial Statements

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATE SCHEDULES

On August 12, 2009, the Board of Trustees approved the following changes, effective October 1, 2009, to the investment advisory fee rate schedule payable by each Fund to Funds Management at the annual rates shown below.

Advisory Fee Rate Schedule Effective October 1, 2009:

                             % of Average
Average Daily Net Assets   Daily Net Assets
------------------------   ----------------
First $500 million               0.25%
Next $500 million                0.23%
Next $2 billion                  0.21%
Over $3 billion                  0.19%

The Board of Trustees also approved the following changes, effective October 1, 2009, to the investment sub-advisory advisory fee rate schedule payable by each Fund to GIA at the annual rates shown below.

Sub-Advisory Fee Rate Schedule Effective October 1, 2009:

                             % of Average
Average Daily Net Assets   Daily Net Assets
------------------------   ----------------
First $300 million               0.06%
Next $200 million                0.05%
Over $3 million                  0.04%

WAIVED FEES AND REIMBURSED EXPENSES

The following contractual fee waiver commitments are effective from October 1, 2009 through June 30, 2010, and for that period show the capped operating expense ratio in effect for each Fund and share class:

                      Capped Operating
Funds/Classes           Expense Ratio
-------------         ----------------
TARGET TODAY FUND
Class A                     0.98%
Class B                     1.73%
Class C                     1.73%
Administrator Class         0.80%
Institutional Class         0.45%
Investor Class              0.86%
TARGET 2010 FUND
Class A                     1.01%
Class B                     1.76%
Class C                     1.76%
Administrator Class         0.83%
Institutional Class         0.48%
Investor Class              0.89%
TARGET 2015 FUND
Administrator Class         0.84%
Institutional Class         0.49%
Investor Class              0.90%
TARGET 2020 FUND
Class A                     1.03%
Class B                     1.78%
Class C                     1.78%
Administrator Class         0.85%
Institutional Class         0.50%
Investor Class              0.91%

              58 Wells Fargo Advantage Dow Jones Target Date Funds


                         Notes to Financial Statements

                      Capped Operating
Funds/Classes           Expense Ratio
-------------         ----------------
TARGET 2025 FUND
Administrator Class         0.85%
Institutional Class         0.50%
Investor Class              0.91%
TARGET 2030 FUND
Class A                     1.04%
Class B                     1.79%
Class C                     1.79%
Administrator Class         0.86%
Institutional Class         0.51%
Investor Class              0.92%
TARGET 2035 FUND
Administrator Class         0.87%
Institutional Class         0.52%
Investor Class              0.93%
TARGET 2040 FUND
Class A                     1.05%
Class B                     1.80%
Class C                     1.80%
Administrator Class         0.87%
Institutional Class         0.52%
Investor Class              0.93%
TARGET 2045 FUND
Administrator Class         0.87%
Institutional Class         0.52%
Investor Class              0.93%
TARGET 2050 FUND
Administrator Class         0.87%
Institutional Class         0.52%
Investor Class              0.93%

LINE OF CREDIT

On September 8, 2009, Wells Fargo Funds Trust, on behalf of certain of its series, including the Funds, entered into a new revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $25 million, collectively. Pursuant to the amendment to the Credit Agreement entered into on September 8, 2009, interest under the Credit Agreement after such date is charged to each Fund based on its borrowing at a rate equal to the higher of the Federal Funds rate plus 1.25% or Overnight LIBOR plus 1.25%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                   60 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
CORPORATE BONDS & NOTES: 21.76%
AEROSPACE, DEFENSE: 0.01%
$       140,000   BOEING COMPANY                                                              4.88%     02/15/2020   $      141,648
         30,000   BOEING COMPANY                                                              5.88      02/15/2040           31,377
                                                                                                                            173,025
                                                                                                                     --------------
AGRICULTURAL SERVICES: 0.01%
        150,000   BUNGE LIMITED FINANCE CORPORATION                                           5.10      07/15/2015          152,711
                                                                                                                     --------------
APPAREL & ACCESSORY STORES: 0.01%
         65,000   KOHL'S CORPORATION                                                          6.00      01/15/2033           63,167
         60,000   NORDSTROM INCORPORATED                                                      6.75      06/01/2014           64,800
                                                                                                                            127,967
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.01%
        100,000   VF CORPORATION                                                              5.95      11/01/2017          102,918
                                                                                                                     --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.04%
        150,000   AUTOZONE INCORPORATED                                                       5.75      01/15/2015          157,962
        100,000   AUTOZONE INCORPORATED                                                       6.50      01/15/2014          107,473
        250,000   JOHNSON CONTROLS INCORPORATED                                               5.50      01/15/2016          253,824
                                                                                                                            519,259
                                                                                                                     --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
        100,000   RYDER SYSTEM INCORPORATED SERIES MTN                                        5.85      03/01/2014          103,831
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.01%
         65,000   MDC HOLDINGS INCORPORATED                                                   5.38      07/01/2015           61,535
         65,000   TOLL BROTHERS FINANCE CORPORATION                                           5.15      05/15/2015           59,377
                                                                                                                            120,912
                                                                                                                     --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.20%
        150,000   BROWN-FORMAN CORPORATION                                                    5.20      04/01/2012          161,291
        180,000   CRH AMERICA INCORPORATED                                                    5.30      10/15/2013          180,781
        100,000   CRH AMERICA INCORPORATED                                                    5.63      09/30/2011          101,481
         50,000   CRH AMERICA INCORPORATED                                                    6.00      09/30/2016           49,080
        200,000   CRH AMERICA INCORPORATED                                                    8.13      07/15/2018          215,062
        100,000   HOME DEPOT INCORPORATED                                                     5.20      03/01/2011          104,261
         50,000   HOME DEPOT INCORPORATED                                                     5.25      12/16/2013           53,063
        680,000   HOME DEPOT INCORPORATED                                                     5.40      03/01/2016          703,495
        250,000   HOME DEPOT INCORPORATED                                                     5.88      12/16/2036          240,616
        400,000   LOWE'S COMPANIES INCORPORATED                                               5.00      10/15/2015          431,079
         75,000   LOWE'S COMPANIES INCORPORATED                                               6.50      03/15/2029           81,776
        350,000   LOWE'S COMPANIES INCORPORATED                                               6.65      09/15/2037          397,327
                                                                                                                          2,719,312
                                                                                                                     --------------
BUSINESS SERVICES: 0.44%
        150,000   COMPUTER SCIENCES CORPORATION SERIES WI                                     6.50      03/15/2018          161,691
        180,000   ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                                6.00      08/01/2013          200,004
        100,000   FISERV INCORPORATED                                                         6.13      11/20/2012          108,612
        100,000   FISERV INCORPORATED                                                         6.80      11/20/2017          109,179
      1,725,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                            6.00      06/15/2012        1,847,699
        500,000   INTERNATIONAL LEASE FINANCE CORPORATION                                     6.38      03/25/2013          392,343
        300,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                          5.30      05/01/2012          240,742
        130,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                          5.65      06/01/2014           97,567
        190,000   MICROSOFT CORPORATION                                                       2.95      06/01/2014          191,168

                   Wells Fargo Advantage Master Portfolios 61


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
BUSINESS SERVICES (continued)
$       175,000   MICROSOFT CORPORATION                                                       4.20%     06/01/2019   $      178,926
        110,000   MICROSOFT CORPORATION                                                       5.20      06/01/2039          111,157
        200,000   OMNICOM GROUP INCORPORATED                                                  6.25      07/15/2019          212,061
        500,000   ORACLE CORPORATION                                                          3.75      07/08/2014          516,558
        300,000   ORACLE CORPORATION                                                          5.00      07/08/2019          313,510
        250,000   ORACLE CORPORATION                                                          5.75      04/15/2018          274,350
        200,000   ORACLE CORPORATION                                                          6.13      07/08/2039          224,582
        250,000   ORACLE CORPORATION                                                          6.50      04/15/2038          289,417
        326,000   WASTE MANAGEMENT INCORPORATED                                               6.10      03/15/2018          341,431
                                                                                                                          5,810,997
                                                                                                                     --------------
CHEMICALS: 0.14%
        100,000   DOW CHEMICAL COMPANY<<                                                      6.00      10/01/2012          104,357
        100,000   DOW CHEMICAL COMPANY                                                        7.38      11/01/2029           99,726
        685,000   DOW CHEMICAL COMPANY                                                        7.60      05/15/2014          739,670
        655,000   DOW CHEMICAL COMPANY                                                        8.55      05/15/2019          713,462
        135,000   DOW CHEMICAL COMPANY                                                        9.40      05/15/2039          163,828
                                                                                                                          1,821,043
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 1.03%
        150,000   ABBOTT LABORATORIES                                                         5.60      05/15/2011          160,917
      1,000,000   ABBOTT LABORATORIES                                                         5.60      11/30/2017        1,094,425
        150,000   ABBOTT LABORATORIES                                                         5.88      05/15/2016          167,098
        300,000   ABBOTT LABORATORIES                                                         6.00      04/01/2039          337,994
        150,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                       4.38      08/21/2019          152,118
        100,000   AMGEN INCORPORATED                                                          6.38      06/01/2037          112,988
        250,000   AMGEN INCORPORATED<<                                                        6.40      02/01/2039          284,198
        750,000   BRISTOL-MYERS SQUIBB COMPANY                                                5.88      11/15/2036          822,031
        150,000   CLOROX COMPANY                                                              5.00      03/01/2013          158,607
        300,000   CLOROX COMPANY                                                              5.00      01/15/2015          307,212
        100,000   CLOROX COMPANY                                                              5.45      10/15/2012          107,128
         90,000   CLOROX COMPANY<<                                                            5.95      10/15/2017           97,514
         40,000   COLGATE-PALMOLIVE COMPANY                                                   3.15      08/05/2015           40,747
        100,000   COLGATE-PALMOLIVE COMPANY SERIES MTN                                        5.20      11/07/2016          106,788
        565,000   E.I. DU PONT DE NEMOURS & COMPANY                                           4.88      04/30/2014          605,885
        200,000   E.I. DU PONT DE NEMOURS & COMPANY                                           5.00      07/15/2013          216,779
         50,000   E.I. DU PONT DE NEMOURS & COMPANY                                           5.25      12/15/2016           53,164
         25,000   E.I. DU PONT DE NEMOURS & COMPANY                                           5.60      12/15/2036           25,707
        625,000   E.I. DU PONT DE NEMOURS & COMPANY                                           6.00      07/15/2018          692,883
        200,000   EASTMAN CHEMICAL COMPANY                                                    7.60      02/01/2027          207,243
        800,000   ELI LILLY & COMPANY                                                         4.20      03/06/2014          847,295
        100,000   ESTEE LAUDER COMPANY INCORPORATED                                           7.75      11/01/2013          113,253
        500,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                        4.85      05/15/2013          535,362
         45,000   HOSPIRA INCORPORATED SERIES GMTN                                            6.40      05/15/2015           49,099
        250,000   JOHNSON & JOHNSON                                                           5.55      08/15/2017          279,110
        300,000   JOHNSON & JOHNSON                                                           5.85      07/15/2038          333,786
         65,000   LUBRIZOL CORPORATION                                                        5.50      10/01/2014           68,319
        250,000   MERCK & COMPANY INCORPORATED                                                1.88      06/30/2011          252,506
        250,000   MERCK & COMPANY INCORPORATED                                                5.00      06/30/2019          264,268
        150,000   MERCK & COMPANY INCORPORATED                                                5.85      06/30/2039          165,179
        250,000   MERCK & COMPANY INCORPORATED                                                6.30      01/01/2026          280,871
        100,000   MONSANTO COMPANY                                                            5.50      08/15/2025          102,973
         50,000   PPG INDUSTRIES INCORPORATED                                                 5.75      03/15/2013           53,115
        100,000   PPG INDUSTRIES INCORPORATED                                                 6.65      03/15/2018          109,228
         75,000   PRAXAIR INCORPORATED                                                        5.38      11/01/2016           82,598
        150,000   PRAXAIR INCORPORATED                                                        6.38      04/01/2012          166,243

                   62 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
CHEMICALS & ALLIED PRODUCTS (continued)
$       750,000   PROCTER & GAMBLE COMPANY                                                    3.50%     02/15/2015   $      769,922
        125,000   PROCTER & GAMBLE COMPANY                                                    4.60      01/15/2014          134,217
        500,000   PROCTER & GAMBLE COMPANY                                                    4.85      12/15/2015          552,157
        100,000   PROCTER & GAMBLE COMPANY                                                    5.80      08/15/2034          110,116
        225,000   SCHERING-PLOUGH CORPORATION                                                 6.55      09/15/2037          267,153
        120,000   SCHERING-PLOUGH CORPORATION                                                 6.75      12/01/2033          140,406
        200,000   TEVA PHARMACEUTICAL FINANCE LLC                                             6.15      02/01/2036          215,526
        100,000   VALSPAR CORPORATION                                                         7.25      06/15/2019          106,397
        125,000   WATSON PHARMACEUTICALS INCORPORATED                                         5.00      08/15/2014          126,474
        130,000   WATSON PHARMACEUTICALS INCORPORATED                                         6.13      08/15/2019          133,655
        500,000   WYETH                                                                       5.45      04/01/2017          540,155
        180,000   WYETH                                                                       5.50      02/15/2016          193,821
        625,000   WYETH                                                                       6.00      02/15/2036          682,121
        300,000   WYETH                                                                       6.95      03/15/2011          323,953
                                                                                                                         13,750,704
                                                                                                                     --------------
COMMUNICATIONS: 2.18%
         65,000   AMERICA MOVIL SA DE CV                                                      6.38      03/01/2035           66,330
        325,000   AT&T INCORPORATED                                                           5.10      09/15/2014          351,295
      1,000,000   AT&T INCORPORATED                                                           5.50      02/01/2018        1,049,977
        500,000   AT&T INCORPORATED<<                                                         5.60      05/15/2018          528,100
        300,000   AT&T INCORPORATED                                                           6.25      03/15/2011          319,250
        570,000   AT&T INCORPORATED                                                           6.50      09/01/2037          613,787
        500,000   AT&T INCORPORATED<<                                                         6.55      02/15/2039          545,571
        200,000   AT&T INCORPORATED                                                           6.70      11/15/2013          226,537
        550,000   AT&T INCORPORATED                                                           8.00      11/15/2031          682,807
        360,000   AT&T WIRELESS                                                               7.88      03/01/2011          390,541
      1,000,000   AT&T WIRELESS                                                               8.13      05/01/2012        1,137,623
        600,000   AT&T WIRELESS                                                               8.75      03/01/2031          797,466
        250,000   BELLSOUTH CAPITAL FUNDING CORPORATION                                       7.88      02/15/2030          300,318
        325,000   BELLSOUTH CORPORATION                                                       5.20      09/15/2014          352,789
        180,000   BELLSOUTH CORPORATION                                                       6.00      11/15/2034          185,106
        180,000   BELLSOUTH CORPORATION                                                       6.55      06/15/2034          193,055
        180,000   BRITISH TELEPHONE PLC                                                       9.13      12/15/2010          193,930
        180,000   CBS CORPORATION                                                             4.63      05/15/2018          150,398
        200,000   CBS CORPORATION                                                             8.88      05/15/2019          215,105
        100,000   CENTURYTEL INCORPORATED                                                     5.00      02/15/2015           98,000
        240,000   CENTURYTEL INCORPORATED                                                     6.00      04/01/2017          235,200
        365,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                          8.38      03/15/2013          421,810
        350,000   COMCAST CABLE HOLDINGS LLC                                                  7.13      02/15/2028          371,352
        100,000   COMCAST CORPORATION                                                         4.95      06/15/2016          101,425
        300,000   COMCAST CORPORATION                                                         5.30      01/15/2014          319,302
        200,000   COMCAST CORPORATION                                                         5.45      11/15/2010          208,135
         75,000   COMCAST CORPORATION                                                         5.88      02/15/2018           79,736
        225,000   COMCAST CORPORATION                                                         5.90      03/15/2016          240,021
        500,000   COMCAST CORPORATION                                                         6.30      11/15/2017          545,667
        150,000   COMCAST CORPORATION                                                         6.45      03/15/2037          160,007
        200,000   COMCAST CORPORATION                                                         6.50      11/15/2035          213,544
        650,000   COMCAST CORPORATION<<                                                       6.55      07/01/2039          703,689
        400,000   COMCAST CORPORATION                                                         6.95      08/15/2037          452,722
        180,000   COX COMMUNICATIONS INCORPORATED                                             5.45      12/15/2014          191,140
        300,000   COX COMMUNICATIONS INCORPORATED                                             7.13      10/01/2012          332,591
        405,000   DIRECTV HOLDINGS LLC                                                        7.63      05/15/2016          426,263
        100,000   EMBARQ CORPORATION                                                          6.74      06/01/2013          106,949
        350,000   EMBARQ CORPORATION                                                          7.08      06/01/2016          373,684

                   Wells Fargo Advantage Master Portfolios 63


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COMMUNICATIONS (continued)
$       120,000   MOTOROLA INCORPORATED                                                       7.63%     11/15/2010   $      123,900
        300,000   QWEST CORPORATION                                                           6.88      09/15/2033          234,000
        500,000   QWEST CORPORATION                                                           7.50      06/15/2023          425,000
         35,000   QWEST CORPORATION++                                                         8.38      05/01/2016           35,350
         65,000   REED ELSEVIER CAPITAL INCORPORATED                                          4.63      06/15/2012           67,114
        415,000   TELECOM ITALIA CAPITAL SA                                                   5.25      11/15/2013          434,194
        350,000   TIME WARNER CABLE INCORPORATED                                              5.40      07/02/2012          373,343
        150,000   TIME WARNER CABLE INCORPORATED                                              5.85      05/01/2017          157,524
        250,000   TIME WARNER CABLE INCORPORATED                                              6.55      05/01/2037          263,052
      1,000,000   TIME WARNER CABLE INCORPORATED                                              6.75      07/01/2018        1,104,719
        500,000   TIME WARNER CABLE INCORPORATED                                              6.75      06/15/2039          534,673
        150,000   TIME WARNER CABLE INCORPORATED                                              7.50      04/01/2014          172,162
        150,000   TIME WARNER CABLE INCORPORATED                                              8.25      02/14/2014          175,466
        150,000   TIME WARNER CABLE INCORPORATED                                              8.25      04/01/2019          180,124
        100,000   TIME WARNER CABLE INCORPORATED                                              8.75      02/14/2019          123,102
        250,000   TIME WARNER COMPANIES INCORPORATED                                          7.57      02/01/2024          263,153
        150,000   TIME WARNER ENTERTAINMENT COMPANY LP                                        8.38      07/15/2033          180,642
        500,000   TIME WARNER INCORPORATED                                                    5.88      11/15/2016          522,421
         50,000   TIME WARNER INCORPORATED                                                    6.50      11/15/2036           50,351
        360,000   TIME WARNER INCORPORATED                                                    6.88      05/01/2012          393,703
        325,000   TIME WARNER INCORPORATED                                                    7.63      04/15/2031          356,904
        300,000   TIME WARNER INCORPORATED                                                    7.70      05/01/2032          332,651
        300,000   VERIZON (NEW JERSEY) INCORPORATED SERIES A                                  5.88      01/17/2012          321,548
        250,000   VERIZON COMMUNICATIONS INCORPORATED                                         6.25      04/01/2037          264,162
        500,000   VERIZON COMMUNICATIONS INCORPORATED                                         6.35      04/01/2019          555,234
        500,000   VERIZON COMMUNICATIONS INCORPORATED                                         6.90      04/15/2038          572,158
        350,000   VERIZON COMMUNICATIONS INCORPORATED                                         7.35      04/01/2039          420,362
        800,000   VERIZON COMMUNICATIONS INCORPORATED                                         8.75      11/01/2018        1,010,092
        325,000   VERIZON GLOBAL FUNDING CORPORATION                                          4.90      09/15/2015          344,649
        100,000   VERIZON GLOBAL FUNDING CORPORATION                                          5.85      09/15/2035          100,880
        500,000   VERIZON GLOBAL FUNDING CORPORATION                                          7.25      12/01/2010          532,531
      1,000,000   VERIZON GLOBAL FUNDING CORPORATION                                          7.38      09/01/2012        1,134,355
        350,000   VERIZON GLOBAL FUNDING CORPORATION                                          7.75      12/01/2030          421,335
        500,000   VERIZON WIRELESS++                                                          8.50      11/15/2018          629,804
        250,000   VERIZON WIRELESS CAPITAL LLC++                                              3.75      05/20/2011          258,143
      1,000,000   VERIZON WIRELESS CAPITAL LLC++                                              5.55      02/01/2014        1,081,388
        200,000   VIACOM INCORPORATED                                                         5.50      05/15/2033          147,213
        480,000   VIACOM INCORPORATED                                                         6.25      04/30/2016          514,963
         50,000   VIACOM INCORPORATED                                                         6.75      10/05/2037           52,372
        180,000   VIACOM INCORPORATED                                                         6.88      04/30/2036          190,036
                                                                                                                         28,935,995
                                                                                                                     --------------
COMPUTER HARDWARE: 0.00%
         50,000   DELL INCORPORATED                                                           5.88      06/15/2019           52,558
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 3.27%
        150,000   ABBEY NATIONAL CAPITAL TRUST I+/-                                           8.96      12/31/2049          131,813
      1,000,000   BANK OF AMERICA CORPORATION                                                 2.10      04/30/2012        1,010,733
        250,000   BANK OF AMERICA CORPORATION                                                 4.75      08/01/2015          246,146
        700,000   BANK OF AMERICA CORPORATION                                                 5.38      06/15/2014          710,840
        250,000   BANK OF AMERICA CORPORATION                                                 5.49      03/15/2019          226,393
        100,000   BANK OF AMERICA CORPORATION                                                 5.63      10/14/2016           97,866
      1,000,000   BANK OF AMERICA CORPORATION                                                 5.65      05/01/2018          966,943
        500,000   BANK OF AMERICA CORPORATION                                                 5.75      12/01/2017          486,370
        350,000   BANK OF AMERICA CORPORATION                                                 6.50      08/01/2016          360,672

                   64 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
DEPOSITORY INSTITUTIONS (continued)
$     1,000,000   BANK OF AMERICA CORPORATION                                                 7.38%     05/15/2014   $    1,096,397
        800,000   BANK OF AMERICA CORPORATION SERIES BKNT                                     6.00      10/15/2036          740,651
      1,000,000   BANK OF AMERICA CORPORATION SERIES MTN                                      3.13      06/15/2012        1,038,615
        500,000   BANK OF AMERICA CORPORATION SERIES MTN                                      4.90      05/01/2013          504,762
        115,000   BANK OF NEW YORK MELLON CORPORATION<<                                       4.30      05/15/2014          120,992
        450,000   BANK OF NEW YORK MELLON CORPORATION SERIES MTN                              4.95      01/14/2011          466,061
        150,000   BANK OF NEW YORK MELLON CORPORATION SERIES MTN                              4.95      11/01/2012          162,361
        500,000   BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                             7.40      06/15/2011          528,825
        240,000   BANK ONE CORPORATION                                                        7.63      10/15/2026          266,030
        250,000   BANK ONE CORPORATION                                                        8.00      04/29/2027          287,286
        100,000   BB&T CAPITAL TRUST IV+/-                                                    6.82      06/12/2049           83,000
        250,000   BB&T CORPORATION<<                                                          5.20      12/23/2015          253,553
        700,000   CAPITAL ONE FINANCIAL CORPORATION                                           7.38      05/23/2014          763,592
      2,000,000   CITIGROUP INCORPORATED                                                      2.13      04/30/2012        2,022,760
        900,000   CITIGROUP INCORPORATED                                                      5.00      09/15/2014          824,590
      1,000,000   CITIGROUP INCORPORATED                                                      5.30      10/17/2012        1,010,199
        700,000   CITIGROUP INCORPORATED                                                      5.50      04/11/2013          696,744
      1,000,000   CITIGROUP INCORPORATED<<                                                    5.50      02/15/2017          884,047
        750,000   CITIGROUP INCORPORATED                                                      5.63      08/27/2012          743,577
      1,000,000   CITIGROUP INCORPORATED                                                      6.13      05/15/2018          940,246
        625,000   CITIGROUP INCORPORATED                                                      6.50      01/18/2011          645,913
        250,000   CITIGROUP INCORPORATED                                                      6.50      08/19/2013          256,710
        500,000   CITIGROUP INCORPORATED                                                      6.88      03/05/2038          451,585
        855,000   CITIGROUP INCORPORATED                                                      8.13      07/15/2039          878,852
        400,000   CITIGROUP INCORPORATED                                                      8.50      05/22/2019          437,231
        500,000   COMERCIA BANK SERIES BKNT                                                   5.75      11/21/2016          448,027
        100,000   COMERICA CAPITAL TRUST II+/-                                                6.58      02/20/2037           67,500
        100,000   DEUTSCHE BANK FINANCIAL LLC                                                 5.38      03/02/2015          100,731
        500,000   FIFTH THIRD BANCORP                                                         5.45      01/15/2017          419,731
      1,000,000   GMAC LLC                                                                    2.20      12/19/2012        1,007,735
        200,000   HSBC BANK USA NA NEW YORK                                                   4.63      04/01/2014          204,616
        225,000   HSBC BANK USA NA NEW YORK SERIES BKNT                                       5.63      08/15/2035          217,707
      1,000,000   JPMORGAN CHASE & COMPANY                                                    2.20      06/15/2012        1,014,942
        350,000   JPMORGAN CHASE & COMPANY                                                    3.13      12/01/2011          363,406
        150,000   JPMORGAN CHASE & COMPANY                                                    4.65      06/01/2014          156,620
        250,000   JPMORGAN CHASE & COMPANY                                                    5.25      05/01/2015          254,477
      2,000,000   JPMORGAN CHASE & COMPANY                                                    5.38      10/01/2012        2,147,404
        600,000   JPMORGAN CHASE & COMPANY                                                    5.60      06/01/2011          633,277
      1,000,000   JPMORGAN CHASE & COMPANY                                                    6.00      01/15/2018        1,074,693
      1,500,000   JPMORGAN CHASE & COMPANY                                                    6.30      04/23/2019        1,644,417
        350,000   JPMORGAN CHASE & COMPANY                                                    6.40      05/15/2038          386,500
        800,000   JPMORGAN CHASE & COMPANY                                                    6.63      03/15/2012          852,798
        350,000   KEYBANK NA                                                                  5.80      07/01/2014          337,267
        250,000   M&I MARSHALL & ILSLEY BANK SERIES BKNT                                      5.00      01/17/2017          186,950
        200,000   MELLON FUNDING CORPORATION                                                  5.00      12/01/2014          212,301
        100,000   MELLON FUNDING CORPORATION                                                  5.20      05/15/2014          108,272
        360,000   NATIONAL CITY CORPORATION                                                   4.90      01/15/2015          360,425
        500,000   NATIONAL CITY CORPORATION                                                   6.88      05/15/2019          518,394
         40,000   NORTHERN TRUST CORPORATION                                                  4.63      05/01/2014           42,472
        450,000   PNC FUNDING CORPORATION                                                     5.13      12/14/2010          457,119
        250,000   REGIONS BANK                                                                6.45      06/26/2037          178,032
        225,000   SUNTRUST BANK                                                               5.00      09/01/2015          209,508
        165,000   SUNTRUST CAPITAL VIII+/-                                                    6.10      12/15/2049          108,900
        200,000   UBS AG STAMFORD CT                                                          5.88      07/15/2016          186,425
        360,000   UBS PREFERRED FUNDING TRUST I+/-                                            8.62      12/31/2049          313,885

                   Wells Fargo Advantage Master Portfolios 65


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
DEPOSITORY INSTITUTIONS (continued)
$       200,000   UNION BANK OF CALIFORNIA SERIES BKNT                                        5.95%     05/11/2016   $      195,077
        250,000   US BANCORP                                                                  4.20      05/15/2014          260,383
        275,000   US BANK NA SERIES BKNT                                                      4.95      10/30/2014          292,614
         50,000   USB CAPITAL IX+/-                                                           6.19      12/31/2049           36,000
        250,000   WACHOVIA BANK NA(L)                                                         5.85      02/01/2037          234,509
        150,000   WACHOVIA CAPITAL TRUST I+/-(L)                                              5.80      03/15/2042           96,750
        300,000   WACHOVIA CORPORATION(L)                                                     5.25      08/01/2014          305,490
        700,000   WACHOVIA CORPORATION(L)                                                     5.50      08/01/2035          614,506
        500,000   WACHOVIA CORPORATION(L)                                                     5.63      10/15/2016          498,667
      1,000,000   WACHOVIA CORPORATION<<(L)                                                   5.75      02/01/2018        1,050,159
        700,000   WACHOVIA CORPORATION SERIES MTN(L)                                          5.50      05/01/2013          743,744
      1,000,000   WELLS FARGO & COMPANY(L)                                                    5.25      10/23/2012        1,062,461
      1,500,000   WELLS FARGO & COMPANY<<(L)                                                  5.30      08/26/2011        1,589,027
      1,000,000   WELLS FARGO & COMPANY(L)                                                    5.63      12/11/2017        1,047,772
        500,000   WELLS FARGO BANK NA(L)                                                      4.75      02/09/2015          497,486
        150,000   WELLS FARGO BANK NA(L)                                                      5.95      08/26/2036          149,404
         75,000   WESTERN UNION COMPANY                                                       5.40      11/17/2011           80,424
         75,000   WESTERN UNION COMPANY                                                       5.93      10/01/2016           80,934
         75,000   WESTERN UNION COMPANY                                                       6.20      11/17/2036           74,021
                                                                                                                         43,466,314
                                                                                                                     --------------
EATING & DRINKING PLACES: 0.16%
        750,000   BOTTLING GROUP LLC                                                          6.95      03/15/2014          878,501
        250,000   DARDEN RESTAURANTS INCORPORATED                                             5.63      10/15/2012          261,151
        105,000   DARDEN RESTAURANTS INCORPORATED                                             6.20      10/15/2017          107,680
         20,000   DARDEN RESTAURANTS INCORPORATED                                             6.80      10/15/2037           19,800
        100,000   MCDONALD'S CORPORATION                                                      5.80      10/15/2017          111,340
        150,000   MCDONALD'S CORPORATION                                                      6.30      10/15/2037          173,981
        100,000   MCDONALD'S CORPORATION SERIES MTN                                           4.30      03/01/2013          106,058
        100,000   MCDONALD'S CORPORATION SERIES MTN                                           5.35      03/01/2018          107,406
        100,000   MCDONALD'S CORPORATION SERIES MTN                                           6.30      03/01/2038          114,942
         50,000   YUM! BRANDS INCORPORATED                                                    6.25      03/15/2018           54,117
         50,000   YUM! BRANDS INCORPORATED                                                    6.88      11/15/2037           54,253
        120,000   YUM! BRANDS INCORPORATED                                                    8.88      04/15/2011          131,775
                                                                                                                          2,121,004
                                                                                                                     --------------
EDUCATIONAL SERVICES: 0.05%
         75,000   DARTMOUTH COLLEGE                                                           4.75      06/01/2019           77,720
        250,000   JOHNS HOPKINS UNIVERSITY                                                    5.25      07/01/2019          266,998
        250,000   VANDERBILT UNIVERSITY                                                       5.25      04/01/2019          264,053
                                                                                                                            608,771
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.58%
        105,000   ALABAMA POWER COMPANY                                                       6.13      05/15/2038          117,961
      1,000,000   ALLIED WASTE NORTH AMERICA INCORPORATED                                     6.88      06/01/2017        1,042,500
        100,000   AMEREN ENERGY GENERATING COMPANY SERIES H                                   7.00      04/15/2018           95,935
         75,000   AMEREN UNION ELECTRIC                                                       5.40      02/01/2016           77,034
        100,000   AMEREN UNION ELECTRIC                                                       6.00      04/01/2018          105,822
        750,000   AMERICAN WATER CAPITAL CORPORATION                                          6.09      10/15/2017          778,361
        100,000   APPALACHIAN POWER COMPANY                                                   7.00      04/01/2038          113,075
        315,000   APPALACHIAN POWER COMPANY SERIES L                                          5.80      10/01/2035          305,358
        500,000   ARIZONA PUBLIC SERVICE COMPANY                                              6.38      10/15/2011          530,319
         65,000   ATLANTIC CITY ELECTRIC COMPANY                                              7.75      11/15/2018           78,575
        100,000   ATMOS ENERGY CORPORATION                                                    4.95      10/15/2014          103,930
         50,000   ATMOS ENERGY CORPORATION                                                    6.35      06/15/2017           53,800

                   66 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$       180,000   CAROLINA POWER & LIGHT COMPANY                                         5.25%          12/15/2015   $      195,084
        450,000   CENTERPOINT ENERGY HOUSTON SERIES J2                                   5.70           03/15/2013          476,640
        150,000   CENTERPOINT ENERGY RESOURCES CORPORATION                               6.13           11/01/2017          154,091
         50,000   CENTERPOINT ENERGY RESOURCES CORPORATION                               6.63           11/01/2037           49,622
        100,000   CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN                    6.00           05/15/2018          100,994
        500,000   COMMONWEALTH EDISON COMPANY                                            5.80           03/15/2018          538,252
        250,000   COMMONWEALTH EDISON COMPANY                                            5.90           03/15/2036          262,643
         65,000   COMMONWEALTH EDISON COMPANY SERIES 100                                 5.88           02/01/2033           67,886
         50,000   COMMONWEALTH EDISON COMPANY SERIES 105                                 5.40           12/15/2011           53,392
        100,000   CONNECTICUT LIGHT & POWER COMPANY                                      5.65           05/01/2018          108,159
        180,000   CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                   4.88           02/01/2013          189,130
        100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                   5.85           04/01/2018          108,397
        500,000   CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                   6.65           04/01/2019          572,360
        100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                   6.75           04/01/2038          117,350
        200,000   CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                   7.13           12/01/2018          235,170
        100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C                    5.50           09/15/2016          106,896
         50,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                       5.30           12/01/2016           52,759
         50,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                       5.70           12/01/2036           51,156
        100,000   CONSOLIDATED NATURAL GAS COMPANY SERIES A                              5.00           12/01/2014          105,700
        200,000   CONSTELLATION ENERGY GROUP INCORPORATED                                7.00           04/01/2012          214,671
        150,000   CONSUMERS ENERGY COMPANY                                               5.65           09/15/2018          159,809
        150,000   CONSUMERS ENERGY COMPANY SERIES B                                      5.38           04/15/2013          160,049
        100,000   DOMINION RESOURCES INCORPORATED                                        4.75           12/15/2010          103,103
         80,000   DOMINION RESOURCES INCORPORATED                                        5.20           08/15/2019           82,500
        180,000   DOMINION RESOURCES INCORPORATED                                        5.70           09/17/2012          195,783
        750,000   DOMINION RESOURCES INCORPORATED                                        6.40           06/15/2018          829,394
         50,000   DOMINION RESOURCES INCORPORATED SERIES A                               5.60           11/15/2016           52,559
        125,000   DOMINION RESOURCES INCORPORATED SERIES B                               5.95           06/15/2035          128,600
        350,000   DTE ENERGY COMPANY                                                     6.35           06/01/2016          358,600
        150,000   DTE ENERGY COMPANY                                                     7.05           06/01/2011          159,370
         50,000   DTE ENERGY COMPANY                                                     7.63           05/15/2014           54,149
        125,000   DUKE CAPITAL LLC                                                       5.67           08/15/2014          130,371
        100,000   DUKE CAPITAL LLC                                                       8.00           10/01/2019          115,364
        150,000   DUKE ENERGY CAROLINAS LLC                                              5.75           11/15/2013          163,741
        100,000   DUKE ENERGY CAROLINAS LLC                                              7.00           11/15/2018          118,647
        200,000   DUKE ENERGY CORPORATION                                                6.30           02/01/2014          220,635
         75,000   DUKE ENERGY CORPORATION                                                6.45           10/15/2032           84,423
        750,000   DUKE ENERGY INDIANA INCORPORATED                                       6.35           08/15/2038          874,055
         65,000   DUKE ENERGY INDIANA INCORPORATED                                       6.45           04/01/2039           76,273
        250,000   DUKE ENERGY OHIO INCORPORATED                                          5.45           04/01/2019          269,294
        100,000   EMERSON ELECTRIC COMPANY                                               4.75           10/15/2015          106,881
        250,000   ENERGY TRANSFER PARTNERS LP                                            6.00           07/01/2013          263,367
         55,000   ENERGY TRANSFER PARTNERS LP                                            6.13           02/15/2017           57,135
         30,000   ENERGY TRANSFER PARTNERS LP                                            6.63           10/15/2036           31,458
        100,000   ENERGY TRANSFER PARTNERS LP                                            6.70           07/01/2018          106,139
        100,000   ENERGY TRANSFER PARTNERS LP                                            7.50           07/01/2038          116,146
        100,000   ENTERGY ARKANSAS INCORPORATED                                          5.40           08/01/2013          103,336
        100,000   ENTERGY GULF STATES LOUISIANA LLC                                      6.00           05/01/2018          103,351
        375,000   EXELON CORPORATION                                                     4.90           06/15/2015          380,821
         65,000   EXELON CORPORATION                                                     5.63           06/15/2035           59,559
        150,000   EXELON GENERATION COMPANY LLC                                          6.95           06/15/2011          160,937
        150,000   FIRSTENERGY CORPORATION SERIES B                                       6.45           11/15/2011          160,499
        430,000   FIRSTENERGY CORPORATION SERIES C                                       7.38           11/15/2031          474,697
        200,000   FIRSTENERGY SOLUTIONS CORPORATION++                                    4.80           02/15/2015          204,418
        240,000   FIRSTENERGY SOLUTIONS CORPORATION<<++                                  6.05           08/15/2021          242,616

                   Wells Fargo Advantage Master Portfolios 67


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$       164,000   FIRSTENERGY SOLUTIONS CORPORATION++                                    6.80%          08/15/2039   $      167,514
        100,000   FLORIDA POWER & LIGHT COMPANY                                          4.80           03/01/2013          105,623
        150,000   FLORIDA POWER & LIGHT COMPANY                                          5.63           04/01/2034          160,212
        100,000   FLORIDA POWER & LIGHT COMPANY                                          5.85           05/01/2037          110,507
         50,000   FLORIDA POWER & LIGHT COMPANY                                          5.95           02/01/2038           56,062
        500,000   FLORIDA POWER CORPORATION                                              6.40           06/15/2038          586,161
        800,000   FPL GROUP CAPITAL INCORPORATED                                         5.63           09/01/2011          859,193
        750,000   FPL GROUP CAPITAL INCORPORATED                                         6.00           03/01/2019          826,944
      1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION                                   2.20           06/08/2012        1,520,678
        200,000   GEORGIA POWER COMPANY                                                  5.40           06/01/2018          213,610
        125,000   GEORGIA POWER COMPANY                                                  6.00           11/01/2013          139,354
        100,000   GEORGIA POWER COMPANY SERIES B                                         5.70           06/01/2017          108,439
        250,000   GREAT PLAIN ENERGY INCORPORATED                                        6.38           03/01/2018          272,633
        100,000   ILLINOIS POWER COMPANY                                                 6.13           11/15/2017          105,074
         50,000   ILLINOIS POWER COMPANY                                                 6.25           04/01/2018           52,706
        500,000   INDIANA MICHIGAN POWER COMPANY                                         7.00           03/15/2019          568,944
         30,000   INTERSTATE POWER & LIGHT COMPANY                                       6.25           07/15/2039           32,425
        100,000   JERSEY CENTRAL POWER & LIGHT COMPANY                                   5.63           05/01/2016          105,518
        125,000   KEYSPAN CORPORATION                                                    5.80           04/01/2035          114,431
        100,000   MAGELLAN MIDSTREAM PARTNERS LP                                         6.40           07/15/2018          108,430
        200,000   MIDAMERICAN ENERGY HOLDINGS COMPANY++                                  3.15           07/15/2012          202,319
        250,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                    5.30           03/15/2018          263,115
         75,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                    5.80           10/15/2036           78,866
        180,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                    5.88           10/01/2012          195,234
        100,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                    5.95           05/15/2037          103,395
        250,000   MIDAMERICAN ENERGY HOLDINGS COMPANY                                    6.13           04/01/2036          265,009
        300,000   NEVADA POWER COMPANY                                                   7.13           03/15/2019          341,736
      1,000,000   NEVADA POWER COMPANY SERIES A                                          8.25           06/01/2011        1,090,653
        180,000   NISOURCE FINANCE CORPORATION                                           5.25           09/15/2017          167,239
         65,000   NISOURCE FINANCE CORPORATION                                           5.45           09/15/2020           58,921
         90,000   NISOURCE FINANCE CORPORATION                                           6.80           01/15/2019           91,272
        500,000   NORTHERN STATES POWER COMPANY MINNESOTA                                5.25           03/01/2018          531,636
        100,000   NORTHERN STATES POWER COMPANY MINNESOTA                                6.20           07/01/2037          114,872
        170,000   NORTHWEST PIPELINE CORPORATION                                         6.05           06/15/2018          180,673
        500,000   ONCOR ELECTRIC DELIVERY COMPANY                                        6.80           09/01/2018          568,399
         65,000   ONEOK INCORPORATED                                                     5.20           06/15/2015           67,491
        200,000   ONEOK PARTNERS LP                                                      6.15           10/01/2016          208,704
        125,000   PACIFIC GAS & ELECTRIC COMPANY                                         4.80           03/01/2014          132,826
        250,000   PACIFIC GAS & ELECTRIC COMPANY                                         5.80           03/01/2037          264,833
        200,000   PACIFIC GAS & ELECTRIC COMPANY                                         6.05           03/01/2034          218,006
        200,000   PACIFIC GAS & ELECTRIC COMPANY                                         6.25           12/01/2013          222,842
        100,000   PACIFIC GAS & ELECTRIC COMPANY                                         6.35           02/15/2038          113,981
        100,000   PACIFICORP                                                             5.65           07/15/2018          109,082
        720,000   PACIFICORP                                                             6.25           10/15/2037          821,201
        250,000   PORTLAND GENERAL ELECTRIC COMPANY                                      6.10           04/15/2019          280,912
        200,000   POTOMAC ELECTRIC POWER                                                 6.50           11/15/2037          225,845
        500,000   PPL ENERGY SUPPLY LLC                                                  6.20           05/15/2016          519,316
         50,000   PROGRESS ENERGY INCORPORATED                                           6.30           04/01/2038           57,855
        180,000   PROGRESS ENERGY INCORPORATED                                           7.10           03/01/2011          191,442
        120,000   PROGRESS ENERGY INCORPORATED                                           7.75           03/01/2031          147,114
        150,000   PSEG POWER LLC                                                         7.75           04/15/2011          161,699
         75,000   PSEG POWER LLC                                                         8.63           04/15/2031           99,955
         50,000   PUBLIC SERVICE COMPANY OF COLORADO                                     5.13           06/01/2019           52,840
        150,000   PUBLIC SERVICE COMPANY OF COLORADO                                     7.88           10/01/2012          174,580
        100,000   PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                       5.80           05/01/2037          108,990

                   68 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$       100,000   PUGET SOUND ENERGY INCORPORATED                                        6.27%          03/15/2037   $      102,520
         30,000   SAN DIEGO GAS & ELECTRIC COMPANY                                       6.00           06/01/2039           33,689
         90,000   SEMPRA ENERGY                                                          6.50           06/01/2016           98,985
        525,000   SOUTH CAROLINA ELECTRIC & GAS COMPANY                                  6.50           11/01/2018          607,308
        750,000   SOUTHERN CALIFORNIA EDISON COMPANY                                     5.75           03/15/2014          827,104
        350,000   SOUTHERN CALIFORNIA EDISON COMPANY                                     6.05           03/15/2039          398,464
        100,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                         5.00           01/15/2016          106,138
        180,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                         5.35           07/15/2035          184,218
         75,000   SOUTHERN CALIFORNIA GAS COMPANY                                        5.75           11/15/2035           81,608
        125,000   SOUTHERN COMPANY                                                       4.15           05/15/2014          128,542
        100,000   SOUTHERN COMPANY SERIES A                                              5.30           01/15/2012          107,046
        250,000   SOUTHERN POWER COMPANY SERIES D                                        4.88           07/15/2015          253,615
        100,000   SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                           5.55           01/15/2017          101,800
        100,000   SOUTHWESTERN PUBLIC SERVICE                                            6.00           10/01/2036          104,335
        100,000   SPECTRA ENERGY CAPITAL LLC                                             5.90           09/15/2013          105,016
        100,000   SPECTRA ENERGY CAPITAL LLC                                             7.50           09/15/2038          113,976
        100,000   TAMPA ELECTRIC COMAPNY                                                 6.10           05/15/2018          107,668
         75,000   TAMPA ELECTRIC COMPANY                                                 6.15           05/15/2037           78,760
        200,000   TENNESSEE VALLEY AUTHORITY                                             4.50           04/01/2018          204,553
        150,000   TENNESSEE VALLEY AUTHORITY                                             5.50           07/18/2017          164,480
         50,000   TOLEDA EDISON COMPANY                                                  6.15           05/15/2037           50,771
        105,000   TRANSCONTINENTAL GAS PIPE LINE CORPORATION                             6.05           06/15/2018          111,974
         75,000   TXU ELECTRIC DELIVERY COMPANY                                          6.38           05/01/2012           81,673
         75,000   TXU ELECTRIC DELIVERY COMPANY                                          7.00           05/01/2032           88,551
         75,000   TXU ELECTRIC DELIVERY COMPANY                                          7.25           01/15/2033           91,190
         80,000   UNION ELECTRIC COMPANY                                                 8.45           03/15/2039          105,131
        100,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                             4.75           03/01/2013          104,614
        105,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                             6.00           05/15/2037          114,566
        200,000   VIRGINIA ELECTRIC AND POWER COMPANY                                    5.00           06/30/2019          206,238
         65,000   WASTE MANAGEMENT INCORPORATED                                          5.00           03/15/2014           64,895
        150,000   WASTE MANAGEMENT INCORPORATED                                          7.75           05/15/2032          173,451
        100,000   WISCONSIN ELECTRIC POWER COMPANY                                       5.63           05/15/2033          104,570
         50,000   WISCONSIN ELECTRIC POWER COMPANY                                       5.70           12/01/2036           52,981
        125,000   WISCONSIN ENERGY CORPORATION+/-                                        6.25           05/15/2049           98,750
         50,000   WISCONSIN POWER & LIGHT COMPANY                                        5.00           07/15/2019           51,766
        100,000   WISCONSIN POWER & LIGHT COMPANY                                        6.38           08/15/2037          112,662
        100,000   XCEL ENERGY INCORPORATED                                               7.00           12/01/2010          104,243
                                                                                                                         34,346,263
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.12%
        250,000   ANALOG DEVICES INCORPORATED                                            5.00           07/01/2014          259,307
        100,000   EMERSON ELECTRIC COMPANY<<                                             4.13           04/15/2015          104,046
         50,000   EMERSON ELECTRIC COMPANY                                               5.25           10/15/2018           53,980
        100,000   EMERSON ELECTRIC COMPANY                                               6.13           04/15/2039          112,578
        750,000   GENERAL ELECTRIC COMPANY                                               5.25           12/06/2017          765,735
        120,000   MOTOROLA INCORPORATED                                                  7.50           05/15/2025          103,354
        100,000   NISOURCE FINANCE CORPORATION                                           6.40           03/15/2018           98,762
        115,000   WHIRLPOOL CORPORATION                                                  8.00           05/01/2012          122,377
         35,000   WHIRLPOOL CORPORATION                                                  8.60           05/01/2014           38,440
                                                                                                                          1,658,579
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.00%
         50,000   ROCKWELL COLLINS INCORPORATED                                          5.25           07/15/2019           52,959
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 69


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.03%
$    200,000   FORTUNE BRANDS INCORPORATED                                                    5.38%     01/15/2016   $      192,598
     150,000   SNAP-ON INCORPORATED                                                           6.13      09/01/2021          155,472
                                                                                                                            348,070
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 0.72%
        180,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                       4.38      01/15/2013          184,406
         50,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                       5.60      03/01/2017           51,778
        250,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                       5.75      04/01/2036          240,132
        350,000   ARCHER-DANIELS-MIDLAND COMPANY                                              5.38      09/15/2035          342,553
        100,000   ARCHER-DANIELS-MIDLAND COMPANY                                              5.45      03/15/2018          107,401
        100,000   BOTTLING GROUP LLC                                                          4.63      11/15/2012          107,798
         35,000   CAMPBELL SOUP COMPANY                                                       4.50      02/15/2019           35,484
        150,000   COCA-COLA COMPANY                                                           4.88      03/15/2019          157,283
        750,000   COCA-COLA COMPANY                                                           5.35      11/15/2017          814,682
        100,000   COCA-COLA ENTERPRISES INCORPORATED                                          5.00      08/15/2013          106,914
        180,000   COCA-COLA ENTERPRISES INCORPORATED                                          6.75      09/15/2028          212,004
        200,000   COCA-COLA ENTERPRISES INCORPORATED                                          8.00      09/15/2022          259,198
        120,000   COCA-COLA ENTERPRISES INCORPORATED                                          8.50      02/01/2022          159,011
        150,000   CONAGRA FOODS INCORPORATED                                                  6.75      09/15/2011          163,101
        120,000   CONAGRA FOODS INCORPORATED                                                  8.25      09/15/2030          149,016
        150,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                        6.82      05/01/2018          167,313
        100,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                        7.45      05/01/2038          120,029
        200,000   GENERAL MILLS INCORPORATED                                                  5.25      08/15/2013          217,379
        100,000   GENERAL MILLS INCORPORATED                                                  5.70      02/15/2017          108,889
        225,000   GENERAL MILLS INCORPORATED<<                                                6.00      02/15/2012          244,311
        150,000   GRAND METROPOLITAN INVESTMENT CORPORATION PUTTABLEss                        7.45      04/15/2035          185,501
        100,000   HJ HEINZ COMPANY                                                            5.35      07/15/2013          106,261
        975,000   HJ HEINZ COMPANY                                                            6.63      07/15/2011        1,053,978
        350,000   KELLOGG COMPANY SERIES B                                                    6.60      04/01/2011          375,920
        500,000   KELLOGG COMPANY SERIES B                                                    7.45      04/01/2031          646,400
        350,000   KRAFT FOODS INCORPORATED                                                    5.25      10/01/2013          373,215
        275,000   KRAFT FOODS INCORPORATED                                                    5.63      11/01/2011          296,577
        750,000   KRAFT FOODS INCORPORATED                                                    6.13      08/23/2018          824,614
        250,000   KRAFT FOODS INCORPORATED                                                    6.50      08/11/2017          279,644
         75,000   KRAFT FOODS INCORPORATED                                                    6.50      11/01/2031           80,323
        100,000   KRAFT FOODS INCORPORATED                                                    6.88      01/26/2039          114,607
         60,000   KRAFT FOODS INCORPORATED                                                    7.00      08/11/2037           69,436
        100,000   PEPSI BOTTLING GROUP INCORPORATED SERIES B                                  7.00      03/01/2029          121,057
        750,000   PEPSICO INCORPORATED                                                        5.00      06/01/2018          788,856
        100,000   RALCORP HOLDINGS INCORPORATED++                                             6.63      08/15/2039          103,525
        250,000   SARA LEE CORPORATION                                                        6.25      09/15/2011          267,601
                                                                                                                          9,636,197
                                                                                                                     --------------
FOOD STORES: 0.10%
        250,000   DELHAIZE AMERICA INCORPORATED                                               9.00      04/15/2031          322,696
        100,000   KROGER COMPANY                                                              4.95      01/15/2015          104,495
         50,000   KROGER COMPANY                                                              6.15      01/15/2020           54,901
        350,000   KROGER COMPANY                                                              6.75      04/15/2012          383,900
        250,000   KROGER COMPANY                                                              7.50      01/15/2014          287,531
         75,000   KROGER COMPANY                                                              7.50      04/01/2031           91,316
         75,000   SAFEWAY INCORPORATED                                                        7.25      02/01/2031           89,476
                                                                                                                          1,334,315
                                                                                                                     --------------

                   70 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
FORESTRY: 0.03%
$       180,000   WEYERHAEUSER COMPANY                                                        6.75%     03/15/2012   $      185,962
        225,000   WEYERHAEUSER COMPANY                                                        7.38      03/15/2032          189,286
                                                                                                                            375,248
                                                                                                                     --------------
FURNITURE & FIXTURES: 0.03%
         50,000   CINTAS CORPORATION #2                                                       6.15      08/15/2036           48,093
        200,000   NEWELL RUBBERMAID INCORPORATED                                              5.50      04/15/2013          201,695
        165,000   NEWELL RUBBERMAID INCORPORATED                                              6.25      04/15/2018          157,155
                                                                                                                            406,943
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 0.39%
        100,000   COSTCO WHOLESALE CORPORATION                                                5.30      03/15/2012          108,608
        200,000   COSTCO WHOLESALE CORPORATION                                                5.50      03/15/2017          217,223
        350,000   TARGET CORPORATION                                                          5.38      05/01/2017          369,487
        100,000   TARGET CORPORATION                                                          6.50      10/15/2037          108,760
        150,000   TARGET CORPORATION                                                          7.00      07/15/2031          168,740
        500,000   TARGET CORPORATION                                                          7.00      01/15/2038          576,787
         85,000   TJX COMPANIES INCORPORATED                                                  6.95      04/15/2019           99,970
        500,000   WAL-MART STORES INCORPORATED                                                4.13      02/15/2011          519,453
      1,180,000   WAL-MART STORES INCORPORATED                                                4.55      05/01/2013        1,260,297
        325,000   WAL-MART STORES INCORPORATED                                                5.25      09/01/2035          322,720
        500,000   WAL-MART STORES INCORPORATED                                                5.80      02/15/2018          558,579
        100,000   WAL-MART STORES INCORPORATED                                                5.88      04/05/2027          107,353
        650,000   WAL-MART STORES INCORPORATED                                                6.50      08/15/2037          749,406
                                                                                                                          5,167,383
                                                                                                                     --------------
HEALTH SERVICES: 0.20%
        350,000   AETNA INCORPORATED                                                          5.75      06/15/2011          368,268
        350,000   AMGEN INCORPORATED                                                          5.85      06/01/2017          386,533
        350,000   ANTHEM INCORPORATED                                                         6.80      08/01/2012          380,821
        180,000   CARDINAL HEALTH INCORPORATED                                                5.85      12/15/2017          189,509
        750,000   MEDCO HEALTH SOLUTIONS INCORPORATED                                         7.25      08/15/2013          835,755
        225,000   MERCK & COMPANY INCORPORATED                                                4.75      03/01/2015          243,043
        100,000   QUEST DIAGNOSTICS INCORPORATED                                              6.95      07/01/2037          112,325
        100,000   SCHERING-PLOUGH CORPORATION                                                 5.55      12/01/2013          109,086
                                                                                                                          2,625,340
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.35%
          3,000   AMERIPRISE FINANCIAL INCORPORATED                                           5.35      11/15/2010            3,006
        350,000   AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                               6.13      11/01/2012          370,019
        500,000   BERKSHIRE HATHAWAY FINANCE CORPORATION                                      4.85      01/15/2015          535,372
        100,000   BOSTON PROPERTIES LP                                                        6.25      01/15/2013          102,823
         65,000   COLONIAL REALTY LP                                                          5.50      10/01/2015           57,462
      1,350,000   CREDIT SUISSE USA INCORPORATED                                              6.50      01/15/2012        1,463,172
         50,000   EQUIFAX INCORPORATED                                                        7.00      07/01/2037           48,352
        180,000   ERP OPERATING LP                                                            5.25      09/15/2014          179,342
      1,000,000   ERP OPERATING LP                                                            5.50      10/01/2012        1,043,582
         75,000   FUND AMERICAN COMPANIES INCORPORATED                                        5.88      05/15/2013           71,416
        360,000   GOLDMAN SACHS GROUP INCORPORATED                                            5.15      01/15/2014          375,156
        100,000   MACK-CALI REALTY LP                                                         7.75      02/15/2011          105,133
        100,000   NATIONAL RETAIL PROPERTIES INCORPORATED                                     6.88      10/15/2017           91,211
        100,000   SIMON PROPERTY GROUP INCORPORATED                                           5.30      05/30/2013          101,675
        100,000   SIMON PROPERTY GROUP INCORPORATED                                           6.13      05/30/2018          101,100
                                                                                                                          4,648,821
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 71


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.01%
$        75,000   MARRIOTT INTERNATIONAL                                                      5.81%     11/10/2015   $       71,406
        100,000   MARRIOTT INTERNATIONAL SERIES J                                             5.63      02/15/2013          100,022
                                                                                                                            171,428
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.36%
        250,000   CATERPILLAR INCORPORATED                                                    6.05      08/15/2036          266,270
         75,000   COMPUTER SCIENCES CORPORATION                                               7.38      06/15/2011           81,272
        200,000   DELL INCORPORATED                                                           5.63      04/15/2014          218,052
        100,000   DELL INCORPORATED                                                           6.50      04/15/2038          100,510
        200,000   DELL INCORPORATED                                                           7.10      04/15/2028          213,727
        100,000   DOVER CORPORATION                                                           5.45      03/15/2018          106,668
         60,000   DOVER CORPORATION                                                           6.60      03/15/2038           71,407
        500,000   HEWLETT-PACKARD COMPANY                                                     5.50      03/01/2018          542,689
        180,000   HEWLETT-PACKARD COMPANY                                                     6.50      07/01/2012          201,415
        200,000   IBM CORPORATION                                                             4.75      11/29/2012          216,449
        500,000   IBM CORPORATION                                                             5.70      09/14/2017          547,104
        250,000   IBM CORPORATION                                                             5.88      11/29/2032          268,010
        500,000   IBM CORPORATION<<                                                           8.00      10/15/2038          699,133
         45,000   ITT CORPORATION                                                             4.90      05/01/2014           46,627
         60,000   ITT CORPORATION                                                             6.13      05/01/2019           64,309
        100,000   LOCKHEED MARTIN CORPORATION                                                 4.12      03/14/2013          104,495
        100,000   ORACLE CORPORATION                                                          5.00      01/15/2011          104,990
        350,000   ORACLE CORPORATION                                                          5.25      01/15/2016          376,531
        135,000   PARKER HANNIFIN CORPORATION SERIES MTN                                      5.50      05/15/2018          141,606
         60,000   PARKER HANNIFIN CORPORATION SERIES MTN                                      6.25      05/15/2038           64,808
        250,000   PITNEY BOWES INCORPORATED SERIES MTN                                        4.75      01/15/2016          257,553
        100,000   PITNEY BOWES INCORPORATED SERIES MTN                                        5.75      09/15/2017          106,612
                                                                                                                          4,800,237
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.12%
        150,000   AFLAC INCORPORATED                                                          8.50      05/15/2019          174,272
        500,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                              5.38      04/30/2013          528,367
         75,000   AON CORPORATION                                                             8.21      01/01/2027           69,000
        100,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                              4.63      07/15/2013           92,900
         75,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                              5.95      10/15/2036           54,969
        200,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                     5.15      09/15/2010          200,306
        300,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                     9.25      04/15/2019          369,178
         75,000   WILLIS NORTH AMERICA INCORPORATED                                           5.63      07/15/2015           67,650
                                                                                                                          1,556,642
                                                                                                                     --------------
INSURANCE CARRIERS: 0.92%
         75,000   ACE INA HOLDINGS INCORPORATED                                               5.88      06/15/2014           81,309
         40,000   ACE INA HOLDINGS INCORPORATED                                               5.90      06/15/2019           43,084
         75,000   AEGON FUNDING CORPORATION                                                   5.75      12/15/2020           68,310
        150,000   AETNA INCORPORATED                                                          6.63      06/15/2036          148,889
        330,000   ALLSTATE CORPORATION                                                        5.55      05/09/2035          317,293
        150,000   ALLSTATE CORPORATION                                                        6.20      05/16/2014          163,344
        150,000   ALLSTATE CORPORATION                                                        7.45      05/16/2019          173,302
        500,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                   4.25      05/15/2013          373,107
        250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                   5.05      10/01/2015          171,848
        250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                   6.25      05/01/2036          145,509
        250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                   8.25      08/15/2018          200,214
        600,000   AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                        5.85      01/16/2018          399,817
         75,000   ASSURANT INCORPORATED                                                       6.75      02/15/2034           59,969
        275,000   BERKSHIRE HATHAWAY FINANCE CORPORATION                                      5.00      08/15/2013          297,057

                   72 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
INSURANCE CARRIERS (continued)
$       150,000   CHUBB CORPORATION                                                           5.75%     05/15/2018   $      162,765
         80,000   CHUBB CORPORATION                                                           6.00      05/11/2037           85,290
        350,000   CHUBB CORPORATION+/-                                                        6.38      03/29/2049          297,500
        100,000   CHUBB CORPORATION SERIES 1                                                  6.50      05/15/2038          113,865
         50,000   CIGNA CORPORATION                                                           6.15      11/15/2036           40,394
        500,000   CIGNA CORPORATION                                                           8.50      05/01/2019          548,766
         75,000   CINCINNATI FINANCIAL CORPORATION                                            6.92      05/15/2028           65,582
         65,000   CNA FINANCIAL CORPORATION                                                   5.85      12/15/2014           58,879
         50,000   CNA FINANCIAL CORPORATION                                                   6.00      08/15/2011           49,960
         50,000   CNA FINANCIAL CORPORATION                                                   6.50      08/15/2016           45,039
        180,000   GE GLOBAL INSURANCE HOLDINGS                                                7.00      02/15/2026          159,353
        100,000   GENWORTH FINANCIAL INCORPORATED                                             4.95      10/01/2015           72,855
        350,000   GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                                   5.75      05/15/2013          332,830
        250,000   JEFFERSON-PILOT CORPORATION                                                 4.75      01/30/2014          243,538
        120,000   LINCOLN NATIONAL CORPORATION                                                8.75      07/01/2019          134,190
        100,000   LOEWS CORPORATION                                                           5.25      03/15/2016          100,560
        250,000   METLIFE INCORPORATED                                                        5.00      11/24/2013          257,837
        100,000   METLIFE INCORPORATED                                                        6.13      12/01/2011          106,874
        280,000   METLIFE INCORPORATED                                                        6.38      06/15/2034          302,016
        500,000   METLIFE INCORPORATED                                                        6.75      06/01/2016          546,947
        500,000   METLIFE INCORPORATED SERIES A                                               6.82      08/15/2018          552,392
         75,000   NATIONWIDE FINANCIAL SERVICES                                               5.90      07/01/2012           76,608
        500,000   PRINCIPAL LIFE INCOME FUNDING TRUSTS                                        5.30      04/24/2013          509,881
         75,000   PROGRESSIVE CORPORATION                                                     6.25      12/01/2032           77,612
        400,000   PROGRESSIVE CORPORATION+/-                                                  6.70      06/15/2037          321,502
         30,000   PRUDENTIAL FINANCIAL INCORPORATED                                           6.20      01/15/2015           31,427
         55,000   PRUDENTIAL FINANCIAL INCORPORATED                                           7.38      06/15/2019           59,774
        105,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                                5.10      12/14/2011          107,326
         65,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                                6.63      12/01/2037           63,333
        500,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                               5.75      07/15/2033          435,902
        180,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                               5.40      06/13/2035          148,591
        180,000   ST. PAUL TRAVELERS COMPANIES INCORPORATED                                   5.50      12/01/2015          193,232
        250,000   THE TRAVELERS COMPANIES INCORPORATED+/-                                     6.25      03/15/2037          213,188
        100,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                             5.38      06/15/2012          105,537
        150,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                             5.75      12/15/2017          162,803
        365,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                             6.25      06/15/2037          403,332
         75,000   TRANSATLANTIC HOLDINGS INCORPORATED                                         5.75      12/14/2015           67,042
        125,000   UNITEDHEALTH GROUP INCORPORATED                                             4.88      03/15/2015          127,385
        250,000   UNITEDHEALTH GROUP INCORPORATED                                             5.25      03/15/2011          258,691
        250,000   UNITEDHEALTH GROUP INCORPORATED                                             5.80      03/15/2036          224,241
        100,000   UNITEDHEALTH GROUP INCORPORATED                                             6.00      11/15/2017          101,802
        500,000   UNITEDHEALTH GROUP INCORPORATED                                             6.00      02/15/2018          508,255
        150,000   UNITEDHEALTH GROUP INCORPORATED                                             6.63      11/15/2037          151,807
        100,000   UNITRIN INCORPORATED                                                        6.00      05/15/2017           80,487
        100,000   WELLPOINT INCORPORATED                                                      5.00      01/15/2011          103,358
        100,000   WELLPOINT INCORPORATED                                                      5.25      01/15/2016          101,270
         75,000   WELLPOINT INCORPORATED                                                      5.85      01/15/2036           71,793
        500,000   WELLPOINT INCORPORATED                                                      5.88      06/15/2017          518,591
        100,000   WR BERKLEY CORPORATION                                                      6.25      02/15/2037           78,758
                                                                                                                         12,224,012
                                                                                                                     --------------
INVESTMENT COMPANIES: 0.13%
      1,000,000   GENERAL ELECTRIC CAPITAL CORPORATION                                        6.88      01/10/2039          991,777
        750,000   UNILEVER CAPITAL CORPORATION                                                3.65      02/15/2014          772,367
                                                                                                                          1,764,144
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 73


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 0.17%
$        60,000   AGILENT TECHNOLOGIES INCORPORATED                                           6.50%     11/01/2017   $       57,791
        500,000   BAXTER INTERNATIONAL INCORPORATED                                           5.38      06/01/2018          538,797
         50,000   BAXTER INTERNATIONAL INCORPORATED                                           5.90      09/01/2016           55,839
        350,000   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                                6.13      07/01/2015          360,500
        125,000   MEDTRONIC INCORPORATED SERIES B                                             4.38      09/15/2010          128,783
        725,000   NOVARTIS CAPITAL CORPORATION                                                4.13      02/10/2014          760,476
        225,000   RAYTHEON COMPANY                                                            4.85      01/15/2011          234,208
        100,000   ROPER INDUSTRIES INCORPORATED                                               6.63      08/15/2013          106,993
                                                                                                                          2,243,387
                                                                                                                     --------------
METAL MINING: 0.09%
      1,000,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                                 8.38      04/01/2017        1,042,500
        150,000   SOUTHERN COPPER CORPORATION                                                 7.50      07/27/2035          149,237
                                                                                                                          1,191,737
                                                                                                                     --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.01%
        100,000   VULCAN MATERIALS COMPANY                                                    5.60      11/30/2012          104,072
         50,000   VULCAN MATERIALS COMPANY                                                    7.15      11/30/2037           45,921
                                                                                                                            149,993
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.05%
         75,000   3M COMPANY SERIES MTN                                                       5.70      03/15/2037           81,789
        360,000   GENERAL ELECTRIC COMPANY                                                    5.00      02/01/2013          380,712
         40,000   REPUBLIC SERVICES INCORPORATED                                              5.50      09/15/2019           39,714
        200,000   TYCO INTERNATIONAL GROUP SA                                                 6.38      10/15/2011          213,820
                                                                                                                            716,035
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 0.19%
        400,000   CVS CAREMARK CORPORATION                                                    5.75      06/01/2017          430,659
        250,000   CVS CAREMARK CORPORATION                                                    6.13      08/15/2016          275,957
         65,000   CVS CAREMARK CORPORATION                                                    6.25      06/01/2027           70,241
        500,000   CVS CAREMARK CORPORATION                                                    6.60      03/15/2019          566,149
        500,000   STAPLES INCORPORATED                                                        9.75      01/15/2014          586,944
        250,000   WALGREEN COMPANY                                                            4.88      08/01/2013          269,485
        250,000   WALGREEN COMPANY                                                            5.25      01/15/2019          268,140
                                                                                                                          2,467,575
                                                                                                                     --------------
MOTION PICTURES: 0.11%
        180,000   NEWS AMERICA INCORPORATED                                                   5.30      12/15/2014          192,958
        450,000   NEWS AMERICA INCORPORATED                                                   6.40      12/15/2035          446,550
        150,000   VIACOM INCORPORATED                                                         4.38      09/15/2014          150,233
        150,000   VIACOM INCORPORATED                                                         5.63      09/15/2019          151,416
        180,000   WALT DISNEY COMPANY                                                         6.38      03/01/2012          198,190
         75,000   WALT DISNEY COMPANY                                                         7.00      03/01/2032           90,242
        250,000   WALT DISNEY COMPANY SERIES MTN                                              5.63      09/15/2016          275,398
                                                                                                                          1,504,987
                                                                                                                     --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.08%
        100,000   UNITED PARCEL SERVICE INCORPORATED                                          4.50      01/15/2013          107,328
        100,000   UNITED PARCEL SERVICE INCORPORATED                                          5.50      01/15/2018          109,455
        795,000   UNITED PARCEL SERVICE INCORPORATED                                          6.20      01/15/2038          899,325
                                                                                                                          1,116,108
                                                                                                                     --------------

                   74 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.02%
$        75,000   GOODRICH CORPORATION                                                        7.63%     12/15/2012   $       83,188
         90,000   NORTHROP GRUMMAN CORPORATION                                                3.70      08/01/2014           91,261
         85,000   NORTHROP GRUMMAN CORPORATION                                                5.05      08/01/2019           87,752
                                                                                                                            262,201
                                                                                                                     --------------
NETWORKING PRODUCTS: 0.12%
        600,000   CISCO SYSTEMS INCORPORATED<<                                                4.95      02/15/2019          626,219
        180,000   CISCO SYSTEMS INCORPORATED                                                  5.25      02/22/2011          190,451
        275,000   CISCO SYSTEMS INCORPORATED                                                  5.50      02/22/2016          302,951
        500,000   CISCO SYSTEMS INCORPORATED                                                  5.90      02/15/2039          534,327
                                                                                                                          1,653,948
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.88%
        200,000   AMERICAN EXPRESS+/-                                                         6.80      09/01/2049          156,000
        250,000   AMERICAN EXPRESS BANK FSB SERIES BKN1                                       5.55      10/17/2012          259,924
        500,000   AMERICAN EXPRESS CENTURION BANK SERIES BKN1                                 6.00      09/13/2017          493,373
        800,000   AMERICAN EXPRESS COMPANY                                                    7.00      03/19/2018          839,366
        150,000   AMERICAN EXPRESS COMPANY<<                                                  7.25      05/20/2014          165,074
        150,000   AMERICAN EXPRESS COMPANY<<                                                  8.13      05/20/2019          167,869
        100,000   AMERICAN EXPRESS CREDIT CORPORATION                                         5.30      12/02/2015           94,367
      1,000,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN                              5.88      05/02/2013        1,044,428
         65,000   AMERIPRISE FINANCIAL INCORPORATED                                           7.30      06/28/2019           71,682
        250,000   BERKSHIRE HATHAWAY FINANCE CORPORATION++                                    4.00      04/15/2012          260,496
        300,000   BOEING CAPITAL CORPORATION                                                  6.10      03/01/2011          319,895
        100,000   BRANCH BANKING & TRUST SERIES BKNT                                          5.63      09/15/2016          100,470
        200,000   CAPITAL ONE CAPITAL III                                                     7.69      08/15/2036          155,000
         50,000   CAPITAL ONE CAPITAL IV+/-                                                   6.75      02/17/2037           36,000
        115,000   CAPITAL ONE FINANCIAL COMPANY SERIES MTN                                    5.70      09/15/2011          118,663
        300,000   CAPITAL ONE FINANCIAL CORPORATION                                           4.80      02/21/2012          297,001
        750,000   CATERPILLAR FINANCIAL SERVICES CORPORATION<<                                6.13      02/17/2014          825,854
        500,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                       4.90      08/15/2013          518,858
        275,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                       5.50      03/15/2016          282,367
         65,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                      4.75      02/17/2015           66,242
        275,000   CITIGROUP INCORPORATED                                                      6.00      10/31/2033          211,771
        500,000   CME GROUP INCORPORATED                                                      5.75      02/15/2014          546,477
        500,000   COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN                                5.80      06/07/2012          518,798
        625,000   CREDIT SUISSE NEW YORK<<                                                    6.00      02/15/2018          642,803
        500,000   GENERAL ELECTRIC CAPITAL CORPORATION                                        3.00      12/09/2011          517,390
      1,250,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                                      4.80      05/01/2013        1,297,958
        525,000   GENERAL ELECTRIC CAPITAL CORPORATION                                        5.00      11/15/2011          549,614
      1,000,000   GENERAL ELECTRIC CAPITAL CORPORATION                                        5.63      05/01/2018          995,765
        500,000   GENERAL ELECTRIC CAPITAL CORPORATION                                        5.88      01/14/2038          443,853
        125,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                                      5.90      05/13/2014          133,589
        650,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                            6.15      08/07/2037          595,162
        500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                             5.00      01/08/2016          499,224
      1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                             5.63      09/15/2017        1,503,299
      1,200,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                            4.38      03/03/2012        1,225,962
        400,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                          6.75      03/15/2032          396,786
        200,000   HSBC FINANCE CAPITAL TRUST IX+/-                                            5.91      11/30/2035          133,000
        300,000   HSBC FINANCE CORPORATION                                                    4.63      09/15/2010          306,118
        325,000   HSBC FINANCE CORPORATION                                                    5.00      06/30/2015          325,910
        450,000   HSBC FINANCE CORPORATION                                                    5.25      01/14/2011          461,273
        500,000   HSBC FINANCE CORPORATION                                                    6.38      10/15/2011          520,961
        800,000   HSBC FINANCE CORPORATION                                                    6.38      11/27/2012          859,178
      1,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC                                         5.05      10/22/2012        1,089,281

                   Wells Fargo Advantage Master Portfolios 75


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$       250,000   JOHN DEERE CAPITAL CORPORATION                                              7.00%     03/15/2012   $      278,836
        250,000   JOHN DEERE CAPITAL CORPORATION SERIES MTN                                   5.25      10/01/2012          270,017
        100,000   JOHN DEERE CAPITAL CORPORATION SERIES MTN                                   5.50      04/13/2017          106,689
        500,000   JOHN DEERE CAPITAL CORPORATION SERIES MTN                                   5.75      09/10/2018          541,985
      1,250,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                                    6.00      10/01/2017        1,317,743
        180,000   JPMORGAN CHASE CAPITAL XV                                                   5.88      03/15/2035          154,468
        150,000   JPMORGAN CHASE CAPITAL XXII SERIES V                                        6.45      02/02/2037          128,953
        150,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION                    5.50      07/01/2013          160,153
        400,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION                   10.38      11/01/2018          518,568
        180,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
                  SERIES MTNC                                                                 7.25      03/01/2012          198,363
        150,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
                  SERIES MTNC                                                                 8.00      03/01/2032          169,947
         65,000   SLM CORPORATION SERIES MTN                                                  5.63      08/01/2033           36,111
        750,000   SLM CORPORATION SERIES MTN                                                  8.45      06/15/2018          576,971
        300,000   SLM CORPORATION SERIES MTNA                                                 5.00      10/01/2013          219,832
        100,000   UNILEVER CAPITAL CORPORATION                                                5.90      11/15/2032          108,878
        100,000   UNILEVER CAPITAL CORPORATION                                                7.13      11/01/2010          107,136
                                                                                                                         24,941,751
                                                                                                                         ----------
OFFICE EQUIPMENT: 0.08%
        570,000   XEROX CORPORATION                                                           5.50      05/15/2012          594,222
        150,000   XEROX CORPORATION                                                           6.35      05/15/2018          153,491
        250,000   XEROX CORPORATION                                                           6.75      02/01/2017          258,788
         70,000   XEROX CORPORATION                                                           8.25      05/15/2014           78,824
                                                                                                                          1,085,325
                                                                                                                         ----------
OIL & GAS EXTRACTION: 0.80%
        100,000   ANADARKO PETROLEUM CORPORATION                                              5.95      09/15/2016          103,993
        100,000   ANADARKO PETROLEUM CORPORATION                                              6.45      09/15/2036           98,987
        500,000   ANADARKO PETROLEUM CORPORATION                                              7.63      03/15/2014          565,169
        100,000   APACHE CORPORATION                                                          5.25      04/15/2013          106,942
         30,000   APACHE CORPORATION                                                          5.63      01/15/2017           32,512
        100,000   APACHE CORPORATION                                                          6.00      01/15/2037          110,353
        100,000   APACHE CORPORATION                                                          6.25      04/15/2012          110,432
        100,000   BAKER HUGHES INCORPORATION                                                  6.50      11/15/2013          112,073
         75,000   BAKER HUGHES INCORPORATION                                                  7.50      11/15/2018           89,911
        150,000   BJ SERVICES COMPANY                                                         6.00      06/01/2018          147,981
         65,000   CANADIAN NATURAL RESOURCES LIMITED                                          5.85      02/01/2035           64,622
        150,000   CONOCOPHILLIPS                                                              4.40      05/15/2013          157,553
        100,000   CONOCOPHILLIPS                                                              5.90      05/15/2038          106,483
        350,000   CONOCOPHILLIPS                                                              6.50      02/01/2039          404,680
        300,000   CONOCOPHILLIPS COMPANY                                                      6.95      04/15/2029          345,862
        750,000   CONOCOPHLLIPS COMPANY                                                       5.75      02/01/2019          821,250
        300,000   DEVON ENERGY CORPORATION                                                    6.30      01/15/2019          331,226
      1,180,000   DEVON FINANCING CORPORATION ULC                                             6.88      09/30/2011        1,287,644
        120,000   DEVON FINANCING CORPORATION ULC                                             7.88      09/30/2031          147,832
         65,000   DIAMOND OFFSHORE DRILLING INCORPORATED                                      5.88      05/01/2019           69,827
        500,000   EL PASO ENERGY CORPORATION++                                                5.90      04/01/2017          512,201
        150,000   EL PASO NATURAL GAS COMPANY                                                 5.95      04/15/2017          154,134
         75,000   EOG RESOURCES INCORPORATED                                                  5.63      06/01/2019           82,205
        150,000   EOG RESOURCES INCORPORATED                                                  6.88      10/01/2018          175,680
         75,000   EQT CORPORATION                                                             8.13      06/01/2019           84,256
        150,000   HALLIBURTON COMPANY                                                         5.50      10/15/2010          156,342
        150,000   HALLIBURTON COMPANY                                                         6.15      09/15/2019          166,983
        150,000   HALLIBURTON COMPANY                                                         7.45      09/15/2039          185,004
        120,000   HESS CORPORATION                                                            7.30      08/15/2031          132,183

                   76 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
OIL & GAS EXTRACTION (continued)
$       180,000   HESS CORPORATION                                                            7.88%     10/01/2029   $      213,646
        500,000   NABORS INDUSTRIES INCORPORATED                                              9.25      01/15/2019          586,813
        120,000   NEXEN INCORPORATED                                                          7.88      03/15/2032          127,100
        350,000   NOBLE ENERGY INCORPORATED                                                   8.25      03/01/2019          417,586
        150,000   OCCIDENTAL PETROLEUM CORPORATION                                            4.13      06/01/2016          153,131
        180,000   OCCIDENTAL PETROLEUM CORPORATION                                            6.75      01/15/2012          199,576
        150,000   PANHANDLE EAST PIPE LINE                                                    6.20      11/01/2017          154,816
        250,000   PC FINANCIAL PARTNERSHIP                                                    5.00      11/15/2014          256,655
         50,000   PRAXAIR INCORPORATED                                                        5.20      03/15/2017           53,224
         65,000   TALISMAN ENERGY INCORPORATED                                                5.13      05/15/2015           66,067
        500,000   VALERO ENERGY CORPORATION                                                   6.13      06/15/2017          499,118
        100,000   VALERO ENERGY CORPORATION                                                   7.50      04/15/2032           97,029
        100,000   VALERO ENERGY CORPORATION                                                   9.38      03/15/2019          115,320
        125,000   XTO ENERGY INCORPORATED                                                     4.90      02/01/2014          129,709
        125,000   XTO ENERGY INCORPORATED                                                     6.10      04/01/2036          132,684
        500,000   XTO ENERGY INCORPORATED                                                     6.75      08/01/2037          548,293
                                                                                                                         10,615,087
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 0.14%
         15,000   BEMIS COMPANY INCORPORATED                                                  5.65      08/01/2014           15,725
         10,000   BEMIS COMPANY INCORPORATED                                                  6.80      08/01/2019           10,877
        200,000   INTERNATIONAL PAPER COMAPNY                                                 7.50      08/15/2021          202,657
        180,000   INTERNATIONAL PAPER COMPANY                                                 5.30      04/01/2015          173,462
        500,000   INTERNATIONAL PAPER COMPANY                                                 7.95      06/15/2018          530,693
        300,000   KIMBERLY-CLARK CORPORATION                                                  5.00      08/15/2013          318,678
        200,000   KIMBERLY-CLARK CORPORATION                                                  6.63      08/01/2037          242,732
        100,000   KIMBERLY-CLARK CORPORATION                                                  7.50      11/01/2018          124,183
        200,000   PACTIV CORPORATION                                                          6.40      01/15/2018          197,770
                                                                                                                          1,816,777
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.17%
        500,000   CHEVRON CORPORATION                                                         3.95      03/03/2014          524,369
        500,000   CONOCOPHILLIPS                                                              4.60      01/15/2015          532,436
         65,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                                   5.60      10/15/2014           68,751
        150,000   MARATHON OIL CORPORATION                                                    6.00      07/01/2012          164,068
        625,000   MARATHON OIL CORPORATION                                                    6.00      10/01/2017          647,356
         50,000   MARATHON OIL CORPORATION                                                    6.60      10/01/2037           51,826
        100,000   SEMPRA ENERGY                                                               6.00      02/01/2013          105,856
        100,000   SUNOCO INCORPORATED                                                         5.75      01/15/2017           97,960
                                                                                                                          2,192,622
                                                                                                                     --------------
PHARMACEUTICALS: 0.34%
        400,000   ELI LILLY & COMPANY                                                         5.50      03/15/2027          419,628
        250,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                        4.38      04/15/2014          264,268
        500,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                        5.65      05/15/2018          545,493
        300,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                        6.38      05/15/2038          350,724
        150,000   MERCK & COMPANY INCORPORATED                                                5.75      11/15/2036          161,696
         65,000   MERCK & COMPANY INCORPORATED                                                5.95      12/01/2028           71,168
        250,000   PFIZER INCORPORATED<<                                                       4.45      03/15/2012          264,812
        300,000   PFIZER INCORPORATED<<                                                       4.50      02/15/2014          321,325
        250,000   PFIZER INCORPORATED                                                         5.35      03/15/2015          278,243
      1,300,000   PFIZER INCORPORATED                                                         6.20      03/15/2019        1,469,770
        250,000   PFIZER INCORPORATED                                                         7.20      03/15/2039          313,866
                                                                                                                          4,460,993
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 77


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
PIPELINES: 0.28%
$       150,000   BOARDWALK PIPELINES LP                                                      5.75%     09/15/2019   $      148,637
        100,000   BOARDWALK PIPELINES LP                                                      5.88      11/15/2016          100,108
        150,000   BUCKEYE PARTNERS LP                                                         5.50      08/15/2019          152,294
        100,000   BUCKEYE PARTNERS LP                                                         6.05      01/15/2018          103,981
         75,000   CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                           7.88      04/01/2013           84,276
         65,000   ENBRIDGE ENERGY PARTNERS LP                                                 5.88      12/15/2016           64,894
         75,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                                   6.88      03/01/2033           83,923
        100,000   EQUITABLE RESOURCES INCORPORATED                                            6.50      04/01/2018          100,967
        100,000   KANEB PIPE LINE OPERATING PARTNERSHIP LP                                    5.88      06/01/2013          101,273
        100,000   KINDER MORGAN ENERGY PARTNERS LP                                            5.00      12/15/2013          103,935
        500,000   KINDER MORGAN ENERGY PARTNERS LP                                            5.13      11/15/2014          519,801
        100,000   KINDER MORGAN ENERGY PARTNERS LP                                            5.80      03/15/2035           93,930
        500,000   KINDER MORGAN ENERGY PARTNERS LP SERIES MTN                                 6.95      01/15/2038          540,560
        125,000   MAGELLAN MIDSTREAM PARTNERS LP                                              6.55      07/15/2019          137,980
         50,000   PLAINS ALL AMERICAN PIPELINE LP                                             6.13      01/15/2017           51,665
        150,000   PLAINS ALL AMERICAN PIPELINE LP                                             6.50      05/01/2018          158,624
        200,000   PLAINS ALL AMERICAN PIPELINE LP                                             6.65      01/15/2037          208,253
        150,000   PLAINS ALL AMERICAN PIPELINE LP                                             8.75      05/01/2019          180,871
         45,000   PPL ELECTRIC UTILITIES CORPORATION                                          6.25      05/15/2039           50,740
        250,000   TEPPCO PARTNERS LP                                                          5.90      04/15/2013          268,966
        250,000   TEPPCO PARTNERS LP                                                          6.65      04/15/2018          269,501
        100,000   TEPPCO PARTNERS LP                                                          7.55      04/15/2038          116,766
         75,000   TEXAS EASTERN TRANSMISSION LP                                               7.00      07/15/2032           83,456
                                                                                                                          3,725,401
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 0.11%
         25,000   ALCOA INCORPORATED                                                          5.55      02/01/2017           23,674
        300,000   ALCOA INCORPORATED                                                          5.90      02/01/2027          249,919
         25,000   ALCOA INCORPORATED                                                          5.95      02/01/2037           19,565
        200,000   ALCOA INCORPORATED                                                          6.00      07/15/2013          205,528
        250,000   ALCOA INCORPORATED<<                                                        6.50      06/01/2011          258,024
         50,000   ALCOA INCORPORATED                                                          6.75      07/15/2018           48,697
         75,000   ALCOA INCORPORATED                                                          6.75      01/15/2028           64,129
        150,000   ALLEGHENY TECHNOLOGIES INCORPORATED                                         9.38      06/01/2019          164,488
         50,000   COMMERCIAL METALS COMPANY                                                   6.50      07/15/2017           48,619
         20,000   CORNING INCORPORATED                                                        6.63      05/15/2019           21,625
        100,000   NUCOR CORPORATION                                                           5.00      06/01/2013          107,281
        150,000   NUCOR CORPORATION                                                           5.85      06/01/2018          163,362
         50,000   NUCOR CORPORATION                                                           6.40      12/01/2037           56,566
                                                                                                                          1,431,477
                                                                                                                     --------------
PRINTING, PUBLISHING & ALLIED INDUS   TRIES: 0.06%
        600,000   NEWS AMERICA INCORPORATED                                                   6.65      11/15/2037          617,008
         65,000   RR DONNELLEY & SONS COMPANY                                                 5.50      05/15/2015           60,000
         50,000   RR DONNELLEY & SONS COMPANY                                                 6.13      01/15/2017           46,406
        100,000   RR DONNELLEY & SONS COMPANY                                                 8.60      08/15/2016          101,165
                                                                                                                            824,579
                                                                                                                     --------------
RAILROAD TRANSPORTATION: 0.26%
        500,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                    4.88      01/15/2015          516,047
        360,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                    5.65      05/01/2017          382,087
         50,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                    6.15      05/01/2037           55,119
        100,000   CSX CORPORATION                                                             5.60      05/01/2017          103,153
        100,000   CSX CORPORATION                                                             6.00      10/01/2036           97,770
         70,000   CSX CORPORATION                                                             6.15      05/01/2037           71,117

                   78 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
RAILROAD TRANSPORTATION (continued)
$    250,000   CSX CORPORATION                                                                6.25%     04/01/2015   $      276,989
     300,000   CSX CORPORATION                                                                6.30      03/15/2012          321,182
     200,000   CSX CORPORATION                                                                7.45      04/01/2038          236,914
     275,000   NORFOLK SOUTHERN CORPORATION                                                   5.59      05/17/2025          269,903
     100,000   NORFOLK SOUTHERN CORPORATION                                                   5.75      04/01/2018          106,944
      65,000   NORFOLK SOUTHERN CORPORATION                                                   5.90      06/15/2019           70,765
     360,000   UNION PACIFIC CORPORATION                                                      4.88      01/15/2015          377,703
     200,000   UNION PACIFIC CORPORATION                                                      5.75      11/15/2017          214,126
      40,000   UNION PACIFIC CORPORATION                                                      6.15      05/01/2037           43,191
     300,000   UNION PACIFIC CORPORATION                                                      7.88      01/15/2019          364,860
                                                                                                                          3,507,870
                                                                                                                     --------------
REAL ESTATE: 0.01%
     200,000   DUKE REALTY LP                                                                 6.25      05/15/2013          197,531
                                                                                                                     --------------
REAL ESTATE INVESTMENT TRUSTS (REIT   S): 0.20%
     100,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                                    5.63      05/01/2017           88,306
     200,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                                    6.00      01/30/2017          182,397
      75,000   HEALTHCARE REALTY TRUST INCORPORATED                                           8.13      05/01/2011           78,579
      75,000   HOSPITALITY PROPERTIES TRUST                                                   5.63      03/15/2017           63,621
     250,000   HOSPITALITY PROPERTIES TRUST                                                   7.88      08/15/2014          246,354
     250,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                             5.55      09/05/2012          199,032
     125,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                             5.75      06/15/2011          111,526
      75,000   LIBERTY PROPERTY LP                                                            5.50      12/15/2016           65,982
     150,000   LIBERTY PROPERTY LP<<                                                          6.63      10/01/2017          138,354
     150,000   MACK-CALI REALTY CORPORATION                                                   7.75      08/15/2019          152,062
     100,000   PROLOGIS                                                                       7.63      08/15/2014           98,952
     300,000   PROLOGIS TRUST                                                                 5.63      11/15/2016          261,166
     100,000   PROLOGIS TRUST<<                                                               6.63      05/15/2018           89,212
     100,000   REALTY INCOME CORPORATION                                                      5.95      09/15/2016           95,403
     100,000   REGENCY CENTERS LP                                                             5.88      06/15/2017           90,217
      50,000   SIMON PROPERTY GROUP LP                                                        5.00      03/01/2012           51,260
      50,000   SIMON PROPERTY GROUP LP                                                        5.25      12/01/2016           48,156
     300,000   SIMON PROPERTY GROUP LP                                                        5.75      05/01/2012          314,631
     125,000   SIMON PROPERTY GROUP LP                                                        5.75      12/01/2015          129,472
     105,000   SIMON PROPERTY GROUP LP<<                                                      6.75      05/15/2014          112,511
                                                                                                                          2,617,193
                                                                                                                     --------------
RUBBER & MISCELLANEOUS PLASTICS PRO   DUCTS: 0.01%
     100,000   COOPER US INCORPORATED                                                         6.10      07/01/2017          109,772
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALE   RS, EXCHANGES & SERVICES: 2.03%
     180,000   BEAR STEARNS COMPANIES INCORPORATED                                            5.30      10/30/2015          182,438
     600,000   BEAR STEARNS COMPANIES INCORPORATED                                            5.50      08/15/2011          629,981
      25,000   BEAR STEARNS COMPANIES INCORPORATED                                            5.55      01/22/2017           25,284
     120,000   BEAR STEARNS COMPANIES INCORPORATED                                            6.40      10/02/2017          130,220
     500,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                                 6.95      08/10/2012          558,630
      75,000   CHARLES SCHWAB CORPORATION                                                     4.95      06/01/2014           78,900
     500,000   CREDIT SUISSE USA INCORPORATED<<                                               5.50      08/15/2013          535,324
     250,000   CREDIT SUISSE USA INCORPORATED                                                 7.13      07/15/2032          282,020
      50,000   EATON VANCE CORPORATION                                                        6.50      10/02/2017           51,913
     200,000   GOLDMAN SACHS CAPITAL II+/-                                                    5.79      12/31/2049          144,000
     500,000   GOLDMAN SACHS GROUP INCORPORATED<<                                             1.70      03/15/2011          506,963
     350,000   GOLDMAN SACHS GROUP INCORPORATED<<                                             3.25      06/15/2012          364,991
     700,000   GOLDMAN SACHS GROUP INCORPORATED                                               4.75      07/15/2013          723,686
     275,000   GOLDMAN SACHS GROUP INCORPORATED<<                                             5.35      01/15/2016          280,258

                   Wells Fargo Advantage Master Portfolios 79


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$     1,000,000   GOLDMAN SACHS GROUP INCORPORATED                                            5.45%     11/01/2012   $    1,065,983
        500,000   GOLDMAN SACHS GROUP INCORPORATED                                            5.75      10/01/2016          517,439
         70,000   GOLDMAN SACHS GROUP INCORPORATED                                            5.95      01/15/2027           64,116
      1,545,000   GOLDMAN SACHS GROUP INCORPORATED                                            6.00      05/01/2014        1,665,824
        250,000   GOLDMAN SACHS GROUP INCORPORATED                                            6.15      04/01/2018          263,895
      1,250,000   GOLDMAN SACHS GROUP INCORPORATED                                            6.25      09/01/2017        1,324,889
        450,000   GOLDMAN SACHS GROUP INCORPORATED<<                                          6.35      02/15/2034          396,677
      1,025,000   GOLDMAN SACHS GROUP INCORPORATED                                            6.60      01/15/2012        1,109,698
        925,000   GOLDMAN SACHS GROUP INCORPORATED                                            6.75      10/01/2037          926,091
      1,000,000   GOLDMAN SACHS GROUP INCORPORATED<<                                          6.88      01/15/2011        1,067,011
        300,000   GOLDMAN SACHS GROUP INCORPORATED                                            7.50      02/15/2019          345,389
        150,000   JEFFERIES GROUP INCORPORATED                                                6.45      06/08/2027          119,385
        300,000   JEFFERIES GROUP INCORPORATED                                                8.50      07/15/2019          310,051
        450,000   MERRILL LYNCH & COMPANY INCORPORATED                                        5.45      07/15/2014          452,058
        500,000   MERRILL LYNCH & COMPANY INCORPORATED                                        5.70      05/02/2017          467,963
      1,000,000   MERRILL LYNCH & COMPANY INCORPORATED                                        6.05      08/15/2012        1,042,022
        250,000   MERRILL LYNCH & COMPANY INCORPORATED                                        6.05      05/16/2016          243,621
        300,000   MERRILL LYNCH & COMPANY INCORPORATED                                        6.11      01/29/2037          258,424
        100,000   MERRILL LYNCH & COMPANY INCORPORATED                                        6.22      09/15/2026           90,194
        500,000   MERRILL LYNCH & COMPANY INCORPORATED                                        6.40      08/28/2017          492,749
        500,000   MERRILL LYNCH & COMPANY INCORPORATED                                        7.75      05/14/2038          530,941
        500,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                             5.77      07/25/2011          516,486
        690,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                             6.88      04/25/2018          704,546
      1,000,000   MORGAN STANLEY                                                              2.25      03/13/2012        1,017,563
        300,000   MORGAN STANLEY                                                              3.25      12/01/2011          312,317
        525,000   MORGAN STANLEY                                                              5.38      10/15/2015          537,159
      1,300,000   MORGAN STANLEY<<                                                            6.00      05/13/2014        1,378,506
        500,000   MORGAN STANLEY                                                              6.60      04/01/2012          543,293
        120,000   MORGAN STANLEY                                                              7.25      04/01/2032          138,247
        400,000   MORGAN STANLEY                                                              7.30      05/13/2019          445,452
        500,000   MORGAN STANLEY SERIES EMTN                                                  5.45      01/09/2017          495,826
      1,500,000   MORGAN STANLEY SERIES MTN                                                   5.25      11/02/2012        1,586,126
        850,000   MORGAN STANLEY SERIES MTN                                                   5.55      04/27/2017          846,669
      1,000,000   MORGAN STANLEY SERIES MTN                                                   6.63      04/01/2018        1,068,539
        100,000   RAYMOND JAMES FINANCIAL INCORPORATED                                        8.60      08/15/2019          105,099
                                                                                                                         26,944,856
                                                                                                                     --------------
TOBACCO PRODUCTS: 0.28%
      1,050,000   ALTRIA GROUP INCORPORATED                                                   9.70      11/10/2018        1,284,407
        500,000   ALTRIA GROUP INCORPORATED                                                  10.20      02/06/2039          669,875
        155,000   LORILLARD TOBACCO COMPANY                                                   8.13      06/23/2019          172,436
        125,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                                    4.88      05/16/2013          133,076
        150,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                                    5.65      05/16/2018          159,520
        100,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                                    6.38      05/16/2038          113,654
        750,000   PHILIP MORRIS INTERNATIONAL INCORPORATED                                    6.88      03/17/2014          856,379
        200,000   REYNOLDS AMERICAN INCORPORATED                                              7.25      06/15/2037          192,362
        100,000   UST INCORPORATED                                                            5.75      03/01/2018           95,791
                                                                                                                          3,677,500
                                                                                                                     --------------
TRANSPORTATION BY AIR: 0.07%
        150,000   CONTINENTAL AIRLINES INCORPORATED                                           9.00      07/08/2016          154,125
         75,000   CONTINENTAL AIRLINES INCORPORATED SERIES A (a)                              5.98      04/19/2022           64,875
        100,666   DELTA AIR LINES INCORPORATED (a)                                            6.82      08/10/2022           88,586
         20,000   FEDEX CORPORATION                                                           7.38      01/15/2014           22,542
        100,000   FEDEX CORPORATION                                                           8.00      01/15/2019          119,723

                   80 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
TRANSPORTATION BY AIR (continued)
$       120,000   LOCKHEED MARTIN CORPORATION                                                 8.50%     12/01/2029   $      159,552
        199,374   NORTHWEST AIRLINES INCORPORATED (a)                                         7.03      11/01/2019          159,499
        120,000   RAYTHEON COMPANY                                                            7.20      08/15/2027          142,635
                                                                                                                            911,537
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 0.47%
      1,000,000   BOEING COMPANY                                                              5.00      03/15/2014        1,078,013
        180,000   BOEING COMPANY                                                              6.13      02/15/2033          193,971
        100,000   DAIMLER FINANCE NA LLC                                                      5.88      03/15/2011          104,070
        330,000   DAIMLER FINANCE NA LLC                                                      6.50      11/15/2013          351,467
        200,000   DAIMLER FINANCE NA LLC                                                      7.30      01/15/2012          214,576
        225,000   DAIMLER FINANCE NA LLC                                                      8.50      01/18/2031          266,892
         35,000   GENERAL DYNAMICS CORPORATION                                                1.80      07/15/2011           35,140
        500,000   GENERAL DYNAMICS CORPORATION                                                5.25      02/01/2014          544,634
        100,000   HONEYWELL INTERNATIONAL INCORPORATED                                        4.25      03/01/2013          105,001
        500,000   HONEYWELL INTERNATIONAL INCORPORATED                                        5.00      02/15/2019          524,952
        100,000   HONEYWELL INTERNATIONAL INCORPORATED                                        5.30      03/01/2018          107,053
        250,000   HONEYWELL INTERNATIONAL INCORPORATED                                        5.70      03/15/2037          268,184
        150,000   JOHNSON CONTROLS INCORPORATED<<                                             5.25      01/15/2011          153,743
        350,000   LOCKHEED MARTIN CORPORATION SERIES B                                        6.15      09/01/2036          389,750
        520,000   NORTHROP GRUMMAN CORPORATION                                                7.75      02/15/2031          673,321
        100,000   UNITED TECHNOLOGIES CORPORATION                                             4.88      05/01/2015          108,825
        565,000   UNITED TECHNOLOGIES CORPORATION                                             6.13      02/01/2019          633,596
        430,000   UNITED TECHNOLOGIES CORPORATION                                             7.50      09/15/2029          534,222
                                                                                                                          6,287,410
                                                                                                                     --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.05%
        300,000   MCKESSON HBOC INCORPORATED<<                                                5.25      03/01/2013          316,727
         89,000   SAFEWAY INCORPORATED                                                        5.80      08/15/2012           96,416
        200,000   SYSCO CORPORATION                                                           6.63      03/17/2039          236,630
                                                                                                                            649,773
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS: 0.02%
        180,000   JOHNSON & JOHNSON                                                           4.95      05/15/2033          176,783
         25,000   MARTIN MARIETTA MATERIALS INCORPORATED                                      6.25      05/01/2037           20,435
        125,000   MARTIN MARIETTA MATERIALS INCORPORATED                                      6.60      04/15/2018          120,621
                                                                                                                            317,839
                                                                                                                     --------------
TOTAL CORPORATE BONDS & NOTES (COST $275,175,148)                                                                       289,325,166
                                                                                                                     --------------
FOREIGN CORPORATE BONDS: 3.06%
        150,000   ALBERTA ENERGY COMPANY LIMITED                                              8.13      09/15/2030          188,135
        180,000   ALCAN INCORPORATED                                                          5.00      06/01/2015          180,790
        100,000   ALCAN INCORPORATED                                                          6.13      12/15/2033           91,466
        100,000   AMERICA MOVIL SAB DE CV                                                     5.63      11/15/2017          100,277
        100,000   AMERICA MOVIL SAB DE CV                                                     6.13      11/15/2037           99,087
         75,000   ANADARKO FINANCE COMPANY SERIES B                                           6.75      05/01/2011           79,581
        325,000   ANADARKO FINANCE COMPANY SERIES B                                           7.50      05/01/2031          347,476
        750,000   ARCELORMITTAL<<                                                             5.38      06/01/2013          755,870
        425,000   ARCELORMITTAL<<                                                             9.00      02/15/2015          468,563
        250,000   ARCELORMITTAL                                                               9.85      06/01/2019          285,559
         75,000   ASTRAZENECA PLC                                                             5.40      06/01/2014           82,518
        500,000   ASTRAZENECA PLC                                                             5.90      09/15/2017          555,606
        350,000   ASTRAZENECA PLC                                                             6.45      09/15/2037          411,623
        150,000   AXA SA                                                                      8.60      12/15/2030          153,913

                   Wells Fargo Advantage Master Portfolios 81


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
Foreign Corporate Bonds (continued)
$        65,000   AXIS CAPITAL HOLDINGS LIMITED                                         5.75%          12/01/2014    $       65,755
        600,000   BARCLAYS BANK PLC                                                     5.20           07/10/2014           629,861
        300,000   BARCLAYS BANK PLC                                                     5.45           09/12/2012           321,107
        250,000   BARCLAYS BANK PLC                                                     6.75           05/22/2019           273,927
        700,000   BARRICK GOLD CORPORATION                                              6.95           04/01/2019           813,796
        250,000   BHP BILLITON FINANCE USA LIMITED                                      5.00           12/15/2010           259,086
        150,000   BHP BILLITON FINANCE USA LIMITED                                      5.25           12/15/2015           157,790
        200,000   BHP BILLITON FINANCE USA LIMITED                                      5.40           03/29/2017           212,575
        150,000   BHP BILLITON FINANCE USA LIMITED                                      5.50           04/01/2014           163,323
        200,000   BHP BILLITON FINANCE USA LIMITED<<                                    6.50           04/01/2019           228,010
        250,000   BP CAPITAL MARKETS PLC                                                1.55           08/11/2011           250,451
        200,000   BP CAPITAL MARKETS PLC                                                3.63           05/08/2014           205,377
        200,000   BP CAPITAL MARKETS PLC                                                3.88           03/10/2015           206,546
        150,000   BP CAPITAL MARKETS PLC                                                4.75           03/10/2019           156,646
        500,000   BRITISH TELECOMMUNICATIONS PLC                                        5.95           01/15/2018           509,151
        300,000   BRITISH TELECOMMUNICATIONS PLC                                        9.13           12/15/2030           377,243
        125,000   BROOKFIELD ASSET MANAGEMENT INCORPORATED                              5.80           04/25/2017           104,426
        100,000   BURLINGTON RESOURCES FINANCE COMPANY                                  6.50           12/01/2011           109,512
        500,000   BURLINGTON RESOURCES FINANCE COMPANY                                  7.20           08/15/2031           582,817
        350,000   CANADIAN NATIONAL RAILWAY COMPANY                                     6.38           11/15/2037           408,492
         65,000   CANADIAN NATURAL RESOURCES LIMITED<<                                  4.90           12/01/2014            67,459
        150,000   CANADIAN NATURAL RESOURCES LIMITED                                    5.70           05/15/2017           157,108
        500,000   CANADIAN NATURAL RESOURCES LIMITED                                    6.25           03/15/2038           523,718
        360,000   CANADIAN PACIFIC RAILWAY COMPANY                                      5.75           03/15/2033           328,315
         65,000   CANADIAN PACIFIC RAILWAY COMPANY                                      5.95           05/15/2037            62,243
         65,000   CANADIAN PACIFIC RAILWAY COMPANY<<                                    7.25           05/15/2019            74,239
         65,000   CELULOSA ARAUCO Y CONSTITUCION SA                                     5.63           04/20/2015            66,393
        325,000   CONOCO FUNDING COMPANY                                                6.35           10/15/2011           356,059
        150,000   CONOCOPHILLIPS CANADA                                                 5.63           10/15/2016           162,464
        100,000   COVIDIEN INTERNATIONAL FINANCE SA                                     5.45           10/15/2012           108,990
        350,000   COVIDIEN INTERNATIONAL FINANCE SA                                     6.00           10/15/2017           385,323
         50,000   COVIDIEN INTERNATIONAL FINANCE SA                                     6.55           10/15/2037            57,831
        200,000   CREDIT SUISSE NEW YORK NY                                             5.50           05/01/2014           214,950
      1,000,000   DEUTSCHE BANK AG LONDON                                               4.88           05/20/2013         1,056,618
        500,000   DEUTSCHE BANK AG LONDON                                               6.00           09/01/2017           532,275
        275,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             5.75           03/23/2016           292,699
        830,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                             8.75           06/15/2030         1,104,494
         50,000   DIAGEO CAPITAL PLC<<                                                  5.20           01/30/2013            53,392
         50,000   DIAGEO CAPITAL PLC                                                    5.75           10/23/2017            54,516
         75,000   DIAGEO CAPITAL PLC                                                    5.88           09/30/2036            80,351
        500,000   DIAGEO CAPITAL PLC<<                                                  7.38           01/15/2014           577,605
        125,000   DIAGEO FINANCE BV                                                     5.30           10/28/2015           134,002
        100,000   ENBRIDGE INCORPORATED                                                 5.60           04/01/2017           102,468
        400,000   ENCANA CORPORATION                                                    6.50           05/15/2019           442,362
        350,000   ENCANA CORPORATION                                                    6.50           02/01/2038           377,528
        100,000   ENCANA HOLDINGS FINANCE CORPORATION                                   5.80           05/01/2014           108,731
        100,000   FALCONBRIDGE LIMITED                                                  6.00           10/15/2015            95,131
        500,000   FRANCE TELECOM SA                                                     4.38           07/08/2014           522,508
        750,000   FRANCE TELECOM SA                                                     7.75           03/01/2011           815,159
        225,000   FRANCE TELECOM SA                                                     8.50           03/01/2031           304,783
        250,000   GRUPO TELEVISA SA                                                     6.00           05/15/2018           253,166
        500,000   HSBC HOLDINGS PLC                                                     6.50           05/02/2036           515,627
        850,000   HSBC HOLDINGS PLC                                                     6.50           09/15/2037           879,064
        105,000   HUSKY ENERGY INCORPORATED                                             5.90           06/15/2014           112,985
        100,000   HUSKY ENERGY INCORPORATED                                             6.80           09/15/2037           107,731

                   82 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
FOREIGN CORPORATE BONDS (continued)
$        65,000   HUSKY ENERGY INCORPORATED                                             7.25%          12/15/2019    $       73,503
        100,000   LAFARGE SA                                                            6.15           07/15/2011           103,242
         75,000   LAFARGE SA                                                            6.50           07/15/2016            73,529
        100,000   NEXEN INCORPORATED                                                    5.65           05/15/2017            99,984
         80,000   NEXEN INCORPORATED                                                    6.20           07/30/2019            80,933
        100,000   NEXEN INCORPORATED                                                    6.40           05/15/2037            92,530
        310,000   NEXEN INCORPORATED                                                    7.50           07/30/2039           324,711
        250,000   NOBLE HOLDINGS INTERNATIONAL LIMITED CORPORATION                      7.38           03/15/2014           267,647
        500,000   NOKIA CORPORATION                                                     5.38           05/15/2019           524,021
        250,000   NORSK HYDRO ASA                                                       6.80           01/15/2028           281,528
        500,000   NOVARTIS SECURITIES INVESTMENT LIMITED                                5.13           02/10/2019           530,072
         75,000   ORIX CORPORATION                                                      5.48           11/22/2011            74,025
        400,000   PETRO CANADA                                                          6.80           05/15/2038           423,362
        100,000   PHILIPS ELECTRONICS NV                                                6.88           03/11/2038           114,842
         50,000   POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       5.25           05/15/2014            53,313
         65,000   POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       6.50           05/15/2019            71,989
         75,000   POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                       5.88           12/01/2036            75,002
        150,000   REPUBLIC OF SOUTH AFRICA                                              6.88           05/27/2019           161,063
        750,000   RIO TINTO FINANCE USA LIMITED                                         6.50           07/15/2018           807,407
        225,000   RIO TINTO FINANCE USA LIMITED                                         8.95           05/01/2014           262,233
        130,000   RIO TINTO FINANCE USA LIMITED                                         9.00           05/01/2019           155,712
        500,000   ROGERS WIRELESS INCORPORATED                                          7.50           03/15/2015           586,359
        200,000   ROYAL BANK CANADA<<                                                   5.65           07/20/2011           214,441
        360,000   ROYAL BANK OF SCOTLAND GROUP PLC                                      5.00           10/01/2014           318,320
         75,000   ROYAL KPN NV                                                          8.38           10/01/2030            95,780
        225,000   SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                           7.63           09/14/2010           236,288
        250,000   SHELL INTERNATIONAL FINANCE                                           4.00           03/21/2014           261,749
        500,000   SHELL INTERNATIONAL FINANCE                                           4.95           03/22/2012           541,128
        750,000   SHELL INTERNATIONAL FINANCE<<                                         6.38           12/15/2038           886,286
        150,000   STATOILHYDRO ASA                                                      3.88           04/15/2014           155,747
         65,000   STATOILHYDRO ASA                                                      5.25           04/15/2019            69,181
        400,000   SUNCOR ENERGY INCORPORATED                                            5.45           06/10/2019           416,136
         75,000   SUNCOR ENERGY INCORPORATED                                            5.95           12/01/2034            72,116
        500,000   SUNCOR ENERGY INCORPORATED                                            6.10           06/01/2018           523,700
        150,000   SUNCOR ENERGY INCORPORATED                                            6.50           06/15/2038           151,863
        250,000   SUNCOR ENERGY INCORPORATED                                            6.85           06/01/2039           267,146
        100,000   TALISMAN ENERGY INCORPORATED                                          6.25           02/01/2038            98,246
         65,000   TALISMAN ENERGY INCORPORATED                                          7.75           06/01/2019            75,638
        200,000   TELECOM ITALIA CAPITAL SA                                             5.25           10/01/2015           207,461
        150,000   TELECOM ITALIA CAPITAL SA                                             6.00           09/30/2034           142,835
        350,000   TELECOM ITALIA CAPITAL SA                                             6.20           07/18/2011           372,701
        500,000   TELECOM ITALIA CAPITAL SA                                             7.72           06/04/2038           583,748
        130,000   TELEFONICA EMISIONES SAU                                              4.95           01/15/2015           137,897
         50,000   TELEFONICA EMISIONES SAU<<                                            5.98           06/20/2011            53,241
        150,000   TELEFONICA EMISIONES SAU                                              6.42           06/20/2016           168,090
        550,000   TELEFONICA EMISIONES SAU                                              7.05           06/20/2036           652,300
        180,000   TELEFONICA EUROPE BV                                                  7.75           09/15/2010           190,857
        120,000   TELEFONICA EUROPE BV                                                  8.25           09/15/2030           156,971
        145,000   TELEFONICA SA                                                         5.88           07/15/2019           157,732
         65,000   TELEFONOS DE MEXICO SA DE CV                                          5.50           01/27/2015            66,858
        180,000   TELUS CORPORATION                                                     8.00           06/01/2011           195,912
        200,000   THOMSON REUTERS CORPORATION                                           5.70           10/01/2014           218,356
        500,000   THOMSON REUTERS CORPORATION                                           6.50           07/15/2018           560,722
         65,000   TRANSCANADA PIPELINES LIMITED                                         4.88           01/15/2015            67,398
        100,000   TRANSCANADA PIPELINES LIMITED                                         5.60           03/31/2034            99,546
        585,000   TRANSCANADA PIPELINES LIMITED                                         6.20           10/15/2037           614,368

                   Wells Fargo Advantage Master Portfolios 83


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
FOREIGN CORPORATE BONDS (CONTINUED)
$       600,000   TRANSOCEAN INCORPORATED                                               6.00%          03/15/2018    $      639,065
        120,000   TRANSOCEAN INCORPORATED                                               7.50           04/15/2031           141,956
        400,000   TYCO INTERNATIONAL GROUP SA                                           6.00           11/15/2013           430,300
      1,000,000   UBS AG STAMFORD CT SERIES DPNT                                        5.88           12/20/2017           990,842
        355,000   VALE OVERSEAS LIMITED                                                 6.25           01/23/2017           376,241
        510,000   VALE OVERSEAS LIMITED                                                 6.88           11/21/2036           510,615
        250,000   VODAFONE GROUP PLC                                                    4.15           06/10/2014           256,076
        180,000   VODAFONE GROUP PLC                                                    4.63           07/15/2018           177,724
      1,000,000   VODAFONE GROUP PLC                                                    5.00           12/16/2013         1,061,625
         75,000   VODAFONE GROUP PLC                                                    5.38           01/30/2015            78,925
        250,000   VODAFONE GROUP PLC                                                    7.88           02/15/2030           308,741
        100,000   WEATHERFORD INTERNATIONAL LIMITED                                     6.00           03/15/2018           102,003
        300,000   WEATHERFORD INTERNATIONAL LIMITED                                     6.50           08/01/2036           293,272
         50,000   WEATHERFORD INTERNATIONAL LIMITED                                     7.00           03/15/2038            51,701
        100,000   XL CAPITAL LIMITED                                                    5.25           09/15/2014            90,739
        100,000   XL CAPITAL LIMITED                                                    6.25           05/15/2027            77,022
TOTAL FOREIGN CORPORATE BONDS (COST $38,207,390)                                                                         40,779,254
                                                                                                                     --------------
FOREIGN GOVERNMENT BONDS@: 24.66%
        500,000   AUSTRALIA GOVERNMENT BOND SERIES 122 (AUD)                            5.25           03/15/2019           417,445
        400,000   AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                            6.00           02/15/2017           351,225
        600,000   AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                            6.50           05/15/2013           528,775
        748,000   AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                            5.75           06/15/2011           644,892
        385,000   BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                               5.50           03/28/2028           640,995
      1,000,000   BELGIUM GOVERNMENT BOND SERIES 35 (EUR)                               5.75           09/28/2010         1,507,813
      2,000,000   BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                               5.00           09/28/2012         3,115,234
        700,000   BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                               5.50           09/28/2017         1,145,526
      1,000,000   BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                               4.25           09/28/2014         1,532,643
        330,000   BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                               5.00           03/28/2035           519,568
      1,050,000   BELGIUM GOVERNMENT BOND SERIES 49 (EUR)                               4.00           03/28/2017         1,565,276
        500,000   BELGIUM KINGDOM SERIES 56 (EUR)                                       3.50           03/28/2015           736,703
      1,000,000   BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.25           01/31/2014         1,531,334
      1,500,000   BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                 4.60           07/30/2019         2,300,118
        400,000   BOUNI POLIENNALI DEL TES (EUR)                                        4.50           08/01/2018           603,125
      1,200,000   BUNDESOBLIGATION SERIES 147 (EUR)                                     2.50           10/08/2010         1,752,037
      1,495,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            5.25           01/04/2011         2,265,776
        750,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                            6.25           01/04/2030         1,395,716
      1,550,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 01 (EUR)                            5.00           07/04/2011         2,369,420
      1,400,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                            5.00           01/04/2012         2,161,075
      1,000,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                            5.00           07/04/2012         1,556,900
      1,140,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.25           01/04/2014         1,760,696
      2,200,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.50           01/04/2013         3,400,075
        660,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                            4.75           07/04/2034         1,045,550
      1,600,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                            3.75           01/04/2015         2,426,975
      1,000,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            3.50           01/04/2016         1,494,122
      1,100,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                            4.00           01/04/2037         1,575,677
      1,200,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 06 (EUR)                            4.00           07/04/2016         1,839,138
        300,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 07 (EUR)                            4.25           07/04/2039           451,561
      1,700,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 08 (EUR)                            4.25           07/04/2018         2,639,784
      1,500,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 09 (EUR)                            3.75           01/04/2019         2,241,076
        655,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                            6.25           01/04/2024         1,200,248
        700,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                            5.63           01/04/2028         1,214,087
      1,000,000   BUONI POLIENNALI DEL TES (EUR)                                        2.50           07/01/2012         1,443,788
      1,100,000   CANADIAN GOVERNMENT BOND (CAD)                                        1.00           09/01/2011           999,219
        600,000   CANADIAN GOVERNMENT BOND (CAD)                                        2.00           12/01/2014           531,573

                   84 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
FOREIGN GOVERNMENT BONDS (CONTINUED)
$       500,000   CANADIAN GOVERNMENT BOND (CAD)                                        3.00%          06/01/2014    $      466,627
        500,000   CANADIAN GOVERNMENT BOND (CAD)                                        3.75           06/01/2019           470,884
      1,300,000   CANADIAN GOVERNMENT BOND (CAD)                                        4.00           06/01/2016         1,267,997
        300,000   CANADIAN GOVERNMENT BOND (CAD)                                        4.00           06/01/2041           278,644
        400,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.00           06/01/2037           433,341
      1,000,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.25           06/01/2013         1,012,067
        450,000   CANADIAN GOVERNMENT BOND (CAD)                                        5.75           06/01/2033           519,912
      1,000,000   CANADIAN GOVERNMENT BOND (CAD)                                        6.00           06/01/2011           990,728
         95,000   CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                             8.00           06/01/2023           125,067
        593,000   CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                            8.00           06/01/2027           814,156
      1,000,000   DENMARK GOVERNMENT BOND (DKK)                                         4.00           11/15/2010           198,121
        925,000   DENMARK GOVERNMENT BOND (DKK)                                         4.00           11/15/2015           186,721
      1,500,000   DENMARK GOVERNMENT BOND (DKK)                                         4.00           11/15/2017           300,619
      1,500,000   DENMARK GOVERNMENT BOND (DKK)                                         4.00           11/15/2019           298,387
      2,500,000   DENMARK GOVERNMENT BOND (DKK)                                         4.50           11/15/2039           521,444
      4,000,000   DENMARK GOVERNMENT BOND (DKK)                                         5.00           11/15/2013           840,497
      1,450,000   DENMARK GOVERNMENT BOND (DKK)                                         6.00           11/15/2011           303,509
        500,000   DENMARK GOVERNMENT BOND (DKK)                                         7.00           11/10/2024           130,976
      1,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      3.75           04/25/2021         1,444,648
      1,500,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00           04/25/2013         2,282,794
      2,700,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.00           04/25/2014         4,120,138
      2,250,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.25           04/25/2019         3,425,578
        350,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.50           04/25/2041           533,389
      2,100,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.75           10/25/2012         3,259,043
      1,900,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      4.75           04/25/2035         2,993,139
      2,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00           10/25/2011         3,075,322
      2,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00           04/25/2012         3,104,281
        800,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      5.00           10/25/2016         1,287,095
      1,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      6.00           10/25/2025         1,783,382
      1,900,000   FRANCE GOVERNMENT BOND OAT (EUR)                                      8.50           10/25/2019         3,890,895
        350,000   FRANCE TELECOM SA (EUR)                                               5.38           07/08/2019           369,816
      1,155,000   FRENCH TREASURY NOTE BTAN (EUR)                                       3.00           01/12/2011         1,701,023
      1,200,000   FRENCH TREASURY NOTE BTAN (EUR)                                       3.75           01/12/2013         1,810,167
      1,425,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               3.75           08/01/2016         2,092,495
      1,500,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.00           02/01/2037         1,871,506
      1,300,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25           08/01/2014         1,975,365
      2,300,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25           02/01/2015         3,487,457
      3,250,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.25           02/01/2019         4,805,112
        800,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.50           02/01/2020         1,190,813
      1,900,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               4.75           02/01/2013         2,920,848
      1,317,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00           02/01/2012         2,020,568
      1,400,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.00           08/01/2039         2,033,486
        700,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.25           11/01/2029         1,064,772
      2,900,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               5.50           11/01/2010         4,374,654
      1,475,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               6.00           05/01/2031         2,425,142
      1,500,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               6.50           11/01/2027         2,604,302
        230,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                               9.00           11/01/2023           486,748
    350,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 55 (JPY)                       1.40           03/20/2011         3,829,700
    650,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 58 (JPY)                       1.50           06/20/2011         7,144,866
     75,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 79 (JPY)                       0.70           12/20/2013           811,789
     75,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 82 (JPY)                       0.90           03/20/2014           818,069
    150,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 83 (JPY)                       0.90           06/20/2014         1,634,710
  1,050,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                       1.80           12/20/2010        11,518,156
    470,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                       1.50           12/20/2011         5,193,028
    300,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                       1.50           03/20/2012         3,322,182
    500,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                       1.30           06/20/2012         5,519,017

                   Wells Fargo Advantage Master Portfolios 85


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
FOREIGN GOVERNMENT BONDS (continued)
$   410,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                       1.10%          09/20/2012    $   4,505,506
    570,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                       0.70           03/20/2013        6,184,969
    700,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                       1.60           09/20/2013        7,857,965
    500,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                       1.50           03/20/2014        5,595,712
    250,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 264 (JPY)                       1.50           09/20/2014        2,800,244
    350,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                       1.50           12/20/2014        3,919,714
    300,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                       1.30           03/20/2015        3,325,332
    370,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                       1.60           03/20/2016        4,170,749
    480,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                       1.70           12/20/2016        5,436,587
    650,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                       1.70           03/20/2017        7,345,084
    140,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 289 (JPY)                       1.50           12/20/2017        1,554,242
    500,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 293 (JPY)                       1.80           06/20/2018        5,660,392
     50,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 298 (JPY)                       1.30           12/20/2018          540,478
    300,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 299 (JPY)                       1.30           03/20/2019        3,238,933
     50,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 301 (JPY)                       1.50           06/20/2019          546,966
    150,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 302 (JPY)                       1.40           06/20/2019        1,626,126
    140,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                     2.30           03/20/2035        1,522,795
    190,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                     2.30           12/20/2036        2,067,998
     60,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 26 (JPY)                     2.40           03/20/2037          668,786
     20,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 27 (JPY)                     2.50           09/20/2037          227,342
    100,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 28 (JPY)                     2.50           03/20/2038        1,134,471
    200,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 3 (JPY)                      2.30           05/20/2030        2,192,731
    120,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 105 (JPY)                    2.10           09/20/2028        1,297,029
    180,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 112 (JPY)                    2.10           06/20/2029        1,938,967
    300,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                     3.70           09/21/2015        3,721,831
    600,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                     1.50           03/20/2019        6,581,842
    135,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                     2.40           06/20/2024        1,544,156
    230,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                     2.00           12/20/2024        2,495,459
    150,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                     2.20           09/20/2026        1,666,860
    230,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                     2.10           12/20/2026        2,511,783
    520,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                     2.00           03/20/2027        5,618,576
    500,000,000   JAPAN GOVERNMENT TWO YEAR BOND SERIES 282 (JPY)                       0.30           07/15/2011        5,380,521
      2,200,000   NETHERLANDS GOVERNMENT BOND (EUR)                                     2.75           01/15/2015        3,146,539
      1,500,000   NETHERLANDS GOVERNMENT BOND (EUR)                                     3.75           07/15/2014        2,259,827
        850,000   NETHERLANDS GOVERNMENT BOND (EUR)                                     4.00           07/15/2016        1,286,564
        453,000   NETHERLANDS GOVERNMENT BOND (EUR)                                     4.00           01/15/2037          641,327
        410,000   NETHERLANDS GOVERNMENT BOND (EUR)                                     5.50           01/15/2028          695,097
         85,000   NETHERLANDS GOVERNMENT BOND (EUR)                                     7.50           01/15/2023          168,472
        350,000   SPAIN GOVERNMENT BOND (EUR)                                           4.20           01/31/2037          481,046
        752,000   SPAIN GOVERNMENT BOND (EUR)                                           4.40           01/31/2015        1,161,021
      1,050,000   SPAIN GOVERNMENT BOND (EUR)                                           5.00           07/30/2012        1,630,500
      2,000,000   SPAIN GOVERNMENT BOND (EUR)                                           5.35           10/31/2011        3,092,841
      1,100,000   SPAIN GOVERNMENT BOND (EUR)                                           5.50           07/30/2017        1,801,452
      1,250,000   SPAIN GOVERNMENT BOND (EUR)                                           5.75           07/30/2032        2,121,921
        650,000   SPAIN GOVERNMENT BOND (EUR)                                           6.15           01/31/2013        1,050,004
      3,300,000   SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                              6.75           05/05/2014          544,989
      1,520,000   SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                              5.25           03/15/2011          227,302
      1,640,000   SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                              5.00           12/01/2020          263,287
      3,500,000   SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                              3.00           07/12/2016          488,504
      4,000,000   SWEDEN GOVERNMENT BOND SERIES 1052 (SEK)                              4.25           03/12/2019          604,143
      1,000,000   UNITED KINGDOM GILT (GBP)                                             2.25           03/07/2014        1,603,204
      1,000,000   UNITED KINGDOM GILT (GBP)                                             3.75           09/07/2019          816,864
      1,000,000   UNITED KINGDOM GILT (GBP))                                            4.25           12/07/2049          584,938
      1,000,000   UNITED KINGDOM GILT (GBP)                                             4.75           12/07/2030        1,352,581
      1,000,000   UNITED KINGDOM GILT (GBP)                                             3.25           12/07/2011        1,690,755
      1,000,000   UNITED KINGDOM GILT (GBP)                                             4.00           09/07/2016        1,734,319

                   86 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
FOREIGN GOVERNMENT BONDS (CONTINUED)
$     1,050,000   UNITED KINGDOM GILT (GBP)                                             4.25%          06/07/2032    $    1,774,387
        500,000   UNITED KINGDOM GILT (GBP)                                             4.25           09/07/2039           824,638
      1,600,000   UNITED KINGDOM GILT (GBP)                                             4.25           12/07/2046         2,669,446
        800,000   UNITED KINGDOM GILT (GBP)                                             4.50           03/07/2013         1,400,896
      1,000,000   UNITED KINGDOM GILT (GBP)                                             4.50           03/07/2019         1,750,452
        575,000   UNITED KINGDOM GILT (GBP)                                             4.75           09/07/2015         1,040,312
        500,000   UNITED KINGDOM GILT (GBP)                                             4.75           03/07/2020           892,279
      1,100,000   UNITED KINGDOM GILT (GBP)                                             4.75           12/07/2038         1,978,414
        750,000   UNITED KINGDOM GILT (GBP)                                             5.00           03/07/2012         1,317,454
        585,000   UNITED KINGDOM GILT (GBP)                                             5.00           09/07/2014         1,059,394
      2,000,000   UNITED KINGDOM GILT (GBP)                                             5.00           03/07/2018         3,672,816
      1,300,000   UNITED KINGDOM GILT (GBP)                                             6.00           12/07/2028         2,734,726
      1,000,000   UNITED KINGDOM GILT (GBP)                                             6.25           11/25/2010         1,740,440
        200,000   UNITED KINGDOM GILT (GBP)                                             8.75           08/25/2017           451,922
TOTAL FOREIGN GOVERNMENT BONDS (COST $297,245,915)                                                                      327,925,576
                                                                                                                     --------------
AGENCY NOTES - INTEREST BEARING: 5.16%
FEDERAL FARM CREDIT BANK: 0.05%
        600,000   FFCB                                                                  2.63           04/17/2014           597,800
                                                                                                                     --------------
FEDERAL HOME LOAN BANK: 0.90%
      1,500,000   FHLB                                                                  3.38           02/27/2013         1,565,196
      1,000,000   FHLB                                                                  4.88           09/08/2017         1,062,780
      1,000,000   FHLB                                                                  5.00           11/17/2017         1,081,979
        100,000   FHLB<<                                                                5.13           08/14/2013           110,588
      1,200,000   FHLB                                                                  5.38           08/19/2011         1,296,590
        100,000   FHLB                                                                  5.38           09/30/2022           112,205
        100,000   FHLB                                                                  5.50           10/19/2016           100,641
        800,000   FHLB SERIES 363<<                                                     4.50           11/15/2012           863,175
        400,000   FHLB SERIES 467                                                       5.25           06/18/2014           446,418
        250,000   FHLB SERIES 656                                                       5.38           05/18/2016           279,727
                                                                                                                         12,029,334
                                                                                                                     --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.31%
        600,000   FHLMC<<                                                               1.38           05/16/2011           604,621
      2,500,000   FHLMC                                                                 1.63           07/27/2011         2,522,138
        300,000   FHLMC                                                                 1.88           06/20/2012           301,327
        600,000   FHLMC<<                                                               2.00           04/27/2012           603,031
        250,000   FHLMC                                                                 2.00           06/15/2012           250,735
        500,000   FHLMC                                                                 2.50           04/08/2013           502,309
        800,000   FHLMC<<                                                               2.50           01/07/2014           801,354
      2,850,000   FHLMC<<                                                               2.50           04/23/2014         2,841,245
      1,000,000   FHLMC                                                                 3.00           07/28/2014         1,014,548
      3,000,000   FHLMC                                                                 3.25           02/25/2011         3,103,506
      3,000,000   FHLMC                                                                 3.63           09/16/2011         3,152,208
      2,000,000   FHLMC<<                                                               3.75           06/28/2013         2,116,184
        900,000   FHLMC                                                                 3.75           03/27/2019           894,479
      1,000,000   FHLMC                                                                 4.13           10/18/2010         1,039,791
      2,000,000   FHLMC                                                                 4.75           11/17/2015         2,167,410
        700,000   FHLMC                                                                 4.88           06/13/2018           758,997
      1,000,000   FHLMC<<                                                               5.13           04/18/2011         1,067,724
      1,200,000   FHLMC                                                                 5.13           07/15/2012         1,314,253
        650,000   FHLMC                                                                 5.25           04/18/2016           719,266

                   Wells Fargo Advantage Master Portfolios 87


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     1,500,000   FHLMC                                                                 5.50%          08/13/2014    $    1,691,918
        650,000   FHLMC                                                                 5.50           07/18/2016           731,372
        250,000   FHLMC                                                                 5.50           07/15/2036           265,909
        150,000   FHLMC                                                                 5.55           10/04/2016           159,702
      1,000,000   FHLMC                                                                 6.00           06/15/2011         1,088,498
        100,000   FHLMC                                                                 6.00           10/20/2021           100,158
      1,000,000   FHLMC                                                                 6.00           04/16/2037         1,004,357
        200,000   FHLMC                                                                 6.25           07/15/2032           240,654
        300,000   FHLMC                                                                 6.75           03/15/2031           380,099
      3,700,000   FHLMC                                                                 6.88           09/15/2010         3,942,450
        450,000   FHMLC                                                                 1.75           06/15/2012           450,395
                                                                                                                         30,720,603
                                                                                                                     --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.90%
      3,325,000   FNMA                                                                  1.38           04/28/2011         3,346,860
        500,000   FNMA<<                                                                1.75           04/15/2011           502,977
      3,000,000   FNMA<<                                                                1.75           08/10/2012         3,001,584
        350,000   FNMA                                                                  1.88           04/20/2012           353,170
        750,000   FNMA                                                                  2.00           04/01/2011           756,246
        250,000   FNMA                                                                  2.15           04/13/2012           251,236
      2,500,000   FNMA<<                                                                2.50           05/15/2014         2,486,188
      1,000,000   FNMA                                                                  3.63           08/15/2011         1,050,594
      1,500,000   FNMA<<                                                                4.38           09/15/2012         1,610,259
      3,500,000   FNMA                                                                  4.38           03/15/2013         3,785,740
        950,000   FNMA<<                                                                4.88           12/15/2016         1,031,658
        500,000   FNMA                                                                  5.00           02/13/2017           548,018
      1,200,000   FNMA<<                                                                5.00           05/11/2017         1,314,426
      1,200,000   FNMA                                                                  5.25           08/01/2012         1,282,598
      1,000,000   FNMA                                                                  5.38           04/11/2022         1,050,515
        200,000   FNMA                                                                  5.45           10/18/2021           215,681
         75,000   FNMA                                                                  5.63           11/15/2021            79,787
        150,000   FNMA                                                                  5.63           07/15/2037           162,846
        200,000   FNMA                                                                  6.21           08/06/2038           232,393
        300,000   FNMA                                                                  6.63           11/15/2030           376,868
      1,300,000   FNMA<<                                                                7.25           05/15/2030         1,740,449
         50,000   FNMA SERIES 1                                                         5.50           11/17/2016            50,487
                                                                                                                         25,230,580
                                                                                                                     --------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $66,499,249)                                                                 68,578,317
                                                                                                                     --------------
AGENCY SECURITIES: 25.89%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.58%
      1,000,000   FHLMC%%                                                               4.00           09/01/2024         1,009,062
      2,000,000   FHLMC%%                                                               4.00           09/01/2039         1,953,124
      2,000,000   FHLMC%%                                                               4.50           09/01/2024         2,055,000
      6,000,000   FHLMC%%                                                               4.50           09/01/2039         6,028,128
        800,000   FHLMC                                                                 4.88           11/15/2013           879,154
      2,000,000   FHLMC%%                                                               5.00           09/01/2021         2,082,500
      3,000,000   FHLMC%%                                                               5.00           09/01/2039         3,079,686
      2,500,000   FHLMC%%                                                               5.50           09/01/2037         2,604,688
      2,862,939   FHLMC #1J1139+/-                                                      4.74           06/01/2038         2,984,520
        925,520   FHLMC #1J1368+/-                                                      5.82           10/01/2036           975,743
      2,931,906   FHLMC #1Q0612+/-                                                      5.50           08/01/2038         3,071,999
        543,822   FHLMC #783191+/-                                                      5.66           04/01/2037           569,741
      5,506,272   FHLMC #A11964                                                         5.00           08/01/2033         5,684,043

                   88 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     1,132,166   FHLMC #A15183                                                         6.00%          11/01/2033    $    1,201,799
        933,823   FHLMC #A15966                                                         5.00           11/01/2033           963,972
      1,205,902   FHLMC #A16693                                                         5.50           12/01/2033         1,263,488
        955,126   FHLMC #A19717                                                         5.00           03/01/2034           985,216
      1,888,795   FHLMC #A24888                                                         6.00           07/01/2034         2,002,603
      2,068,817   FHLMC #A29757                                                         5.50           01/01/2035         2,164,378
      1,436,152   FHLMC #A35253                                                         5.50           06/01/2035         1,502,490
      2,847,695   FHLMC #A35743                                                         5.00           07/01/2035         2,934,739
        970,108   FHLMC #A36541                                                         5.00           08/01/2035           999,761
      1,144,484   FHLMC #A41694                                                         5.50           01/01/2036         1,197,350
      2,802,399   FHLMC #A43030                                                         6.00           02/01/2036         2,961,621
      2,489,087   FHLMC #A47041                                                         5.00           09/01/2035         2,565,169
        650,518   FHLMC #A54804                                                         6.50           06/01/2036           693,551
        773,793   FHLMC #A55537                                                         5.00           12/01/2036           796,357
      1,439,383   FHLMC #A56988                                                         5.50           02/01/2037         1,502,046
      2,362,133   FHLMC #A58420                                                         5.50           03/01/2037         2,464,969
        945,837   FHLMC #A75076                                                         6.50           03/01/2038         1,008,205
        764,372   FHLMC #A80659                                                         5.00           02/01/2037           786,661
      1,232,391   FHLMC #A80882                                                         6.00           08/01/2038         1,299,838
      2,623,529   FHLMC #A80985                                                         6.00           08/01/2038         2,767,112
        839,882   FHLMC #A81606                                                         6.00           09/01/2038           885,848
        993,508   FHLMC #A86314                                                         4.00           05/01/2039           971,580
        498,596   FHLMC #A86755                                                         4.00           06/01/2039           487,591
      7,960,467   FHLMC #A86951                                                         4.50           06/01/2039         8,009,753
        645,203   FHLMC #C03063                                                         6.50           10/01/2037           687,748
      3,723,393   FHLMC #E01425                                                         4.50           08/01/2018         3,905,203
          5,651   FHLMC #E63170                                                         6.00           03/01/2011             6,009
        362,835   FHLMC #E95352                                                         4.50           04/01/2018           380,713
      1,439,710   FHLMC #G01740                                                         5.50           12/01/2034         1,507,562
      1,018,086   FHLMC #G02074                                                         5.50           02/01/2036         1,065,113
        429,054   FHLMC #G02184                                                         5.00           04/01/2036           442,168
      1,117,496   FHLMC #G02386                                                         6.00           11/01/2036         1,180,988
        448,592   FHLMC #G02422                                                         6.00           12/01/2036           474,080
      1,771,621   FHLMC #G02478                                                         5.50           12/01/2036         1,849,580
        740,482   FHLMC #G03303                                                         4.50           09/01/2035           746,455
      4,027,677   FHLMC #G03616                                                         6.00           12/01/2037         4,251,481
        817,408   FHLMC #G04173                                                         6.50           12/01/2037           871,308
      1,743,233   FHLMC #G04378                                                         6.50           03/01/2038         1,858,181
      2,326,921   FHLMC #G04385                                                         5.50           07/01/2038         2,428,093
      3,174,866   FHLMC #G04448                                                         5.50           07/01/2038         3,312,906
        250,859   FHLMC #G05204                                                         6.00           01/01/2036           266,288
        411,405   FHLMC #G08190                                                         4.50           01/01/2037           413,993
        335,043   FHLMC #G08192                                                         5.50           04/01/2037           349,630
        777,018   FHLMC #G11950                                                         4.50           10/01/2018           815,302
        296,933   FHLMC #G12697                                                         5.50           05/01/2022           312,670
         38,111   FHLMC #G12741                                                         6.00           08/01/2022            40,536
        691,385   FHLMC #G13032                                                         6.00           09/01/2022           735,375
      1,446,396   FHLMC #G13151                                                         6.00           03/01/2023         1,538,423
        441,657   FHLMC #G13223                                                         4.00           05/01/2023           446,579
        571,531   FHLMC #G18274                                                         6.00           09/01/2023           607,862
        718,733   FHLMC #G18280                                                         5.50           11/01/2023           756,786
      1,000,000   FHLMC #G18320                                                         4.00           08/01/2024         1,010,833
          8,825   FHLMC #J02886                                                         6.00           06/01/2021             9,387
        699,554   FHLMC #J04533                                                         6.00           03/01/2022           744,024
         13,875   FHLMC #J04871                                                         6.00           05/01/2022            14,757
        411,082   FHLMC #J05191                                                         6.00           07/01/2022           437,214

                   Wells Fargo Advantage Master Portfolios 89


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$        30,328   FHLMC #J05194                                                         5.00%          07/01/2022    $       31,656
        239,955   FHLMC #J05195                                                         5.00           07/01/2022           251,061
        713,954   FHLMC #J05228                                                         5.00           07/01/2022           745,212
        295,533   FHLMC #J05243                                                         5.00           07/01/2022           308,472
        254,905   FHLMC #J05408                                                         5.00           08/01/2022           266,065
        410,379   FHLMC #J05455                                                         5.00           09/01/2022           428,346
        602,043   FHLMC #J08096                                                         5.00           06/01/2023           627,897
         61,240   FHLMC #J08112                                                         5.00           06/01/2023            63,870
         63,698   FHLMC #J08719                                                         5.00           10/01/2023            66,434
      2,312,912   FHLMC #Z40003                                                         6.00           11/01/2036         2,436,561
                                                                                                                        114,086,306
                                                                                                                     --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 13.75%
      2,000,000   FNMA%%                                                                4.00           09/01/2024         2,019,376
        300,000   FNMA##                                                                4.32           06/01/2017           215,347
      2,000,000   FNMA%%                                                                4.50           09/01/2023         2,056,250
      4,500,000   FNMA%%                                                                4.50           09/01/2039         4,523,904
        600,000   FNMA<<                                                                4.63           10/15/2013           653,250
      1,500,000   FNMA<<                                                                5.00           10/15/2011         1,623,105
      7,000,000   FNMA%%                                                                5.00           09/01/2036         7,183,750
      7,000,000   FNMA%%                                                                5.50           09/01/2037         7,286,566
        200,000   FNMA##                                                                5.96           10/09/2019           110,464
      1,000,000   FNMA                                                                  6.00           05/15/2011         1,084,869
      4,000,000   FNMA%%                                                                6.00           09/01/2036         4,208,752
        700,000   FNMA                                                                  6.13           03/15/2012           781,171
      3,750,000   FNMA%%                                                                6.50           09/01/2036         4,010,156
        500,000   FNMA                                                                  7.13           01/15/2030           659,882
        478,579   FNMA #190360                                                          5.00           08/01/2035           493,058
      5,002,814   FNMA #190396                                                          4.50           06/01/2039         5,036,916
        950,584   FNMA #254950                                                          5.50           11/01/2033           995,681
        508,552   FNMA #255407                                                          5.00           09/01/2024           530,712
        520,498   FNMA #255857                                                          5.50           08/01/2025           549,105
        468,570   FNMA #256702                                                          4.50           03/01/2022           483,457
        221,485   FNMA #256758                                                          4.50           05/01/2022           228,383
        459,203   FNMA #256851                                                          7.00           08/01/2037           499,385
        266,940   FNMA #535733                                                          6.50           08/01/2015           285,398
        817,467   FNMA #545414                                                          5.50           01/01/2017           870,372
        633,041   FNMA #725690                                                          6.00           08/01/2034           670,590
        429,075   FNMA #725773                                                          5.50           09/01/2034           449,029
      1,138,511   FNMA #729333                                                          5.50           07/01/2033         1,192,523
        753,961   FNMA #745627+/-                                                       5.50           04/01/2036           790,585
        151,328   FNMA #753669                                                          6.00           11/01/2033           160,635
      1,563,430   FNMA #767097                                                          4.00           06/01/2019         1,614,568
        820,918   FNMA #775199+/-                                                       4.27           05/01/2034           844,610
        792,542   FNMA #776966                                                          5.00           04/01/2034           817,262
      2,431,337   FNMA #777075                                                          5.00           04/01/2034         2,508,694
        486,564   FNMA #779510                                                          5.00           06/01/2019           513,340
      2,631,158   FNMA #793607                                                          5.00           09/01/2019         2,775,954
        579,825   FNMA #793675                                                          6.00           09/01/2034           614,218
        612,004   FNMA #794514                                                          5.00           10/01/2019           645,684
        467,901   FNMA #795047                                                          5.50           10/01/2034           489,660
        525,754   FNMA #796334                                                          6.00           10/01/2034           556,940
        686,330   FNMA #804666                                                          6.00           11/01/2034           727,041
      1,892,345   FNMA #805412                                                          5.50           01/01/2035         1,978,572
        607,424   FNMA #811460                                                          5.00           06/01/2020           638,573
        425,319   FNMA #812338                                                          6.00           03/01/2035           449,750

                   90 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$        86,310   FNMA #821030                                                          4.50%          05/01/2035    $       87,114
        161,903   FNMA #822651                                                          4.50           04/01/2035           163,412
      2,613,107   FNMA #824601                                                          5.50           12/01/2034         2,734,626
      3,877,509   FNMA #826590                                                          5.00           06/01/2035         3,994,819
        509,947   FNMA #828346                                                          5.00           07/01/2035           525,375
        147,590   FNMA #828698                                                          5.00           07/01/2035           152,055
        547,192   FNMA #829190                                                          5.00           07/01/2035           563,747
        537,605   FNMA #830957                                                          5.50           08/01/2035           562,102
        494,488   FNMA #831406                                                          6.00           03/01/2036           522,119
        796,194   FNMA #831625                                                          7.00           06/01/2036           866,965
        882,853   FNMA #831697                                                          6.00           09/01/2036           932,186
         42,879   FNMA #832199                                                          4.50           07/01/2035            43,278
      1,207,362   FNMA #834657                                                          5.50           08/01/2035         1,262,377
      2,092,251   FNMA #835284                                                          5.50           09/01/2035         2,187,587
      2,591,893   FNMA #835331                                                          5.50           08/01/2035         2,709,996
        310,581   FNMA #836068                                                          4.50           10/01/2020           323,166
        489,666   FNMA #836958                                                          4.50           10/01/2035           494,228
      2,519,534   FNMA #839064                                                          6.00           01/01/2036         2,664,260
      1,189,169   FNMA #843901                                                          4.50           09/01/2035         1,200,248
      4,335,377   FNMA #844158                                                          5.00           11/01/2035         4,466,539
      4,432,290   FNMA #844703                                                          5.50           12/01/2035         4,634,253
        192,700   FNMA #845782                                                          4.50           10/01/2020           200,508
        393,432   FNMA #847926                                                          4.50           12/01/2020           409,374
      1,120,670   FNMA #851264                                                          5.50           05/01/2021         1,183,042
      3,796,108   FNMA #865283                                                          5.50           02/01/2036         3,963,152
      1,219,418   FNMA #868424+/-                                                       5.76           03/01/2036         1,284,301
        471,135   FNMA #878198                                                          5.50           09/01/2036           491,867
      1,369,104   FNMA #879094+/-                                                       5.33           05/01/2036         1,434,411
        894,270   FNMA #885593                                                          6.00           09/01/2036           944,241
        681,662   FNMA #888221                                                          5.50           03/01/2037           711,658
      3,415,810   FNMA #888645                                                          5.00           08/01/2037         3,511,680
        548,527   FNMA #888815                                                          4.50           11/01/2022           565,955
      2,099,495   FNMA #895995                                                          6.50           07/01/2036         2,250,191
        894,593   FNMA #897130                                                          6.50           09/01/2036           958,804
      2,227,034   FNMA #902738                                                          5.00           11/01/2036         2,291,626
        174,593   FNMA #904767+/-                                                       5.52           12/01/2036           183,708
      2,402,968   FNMA #907051+/-                                                       5.62           10/01/2037         2,526,264
        491,770   FNMA #907860+/-                                                       5.54           02/01/2037           516,172
        417,506   FNMA #908182                                                          5.50           12/01/2021           440,742
      1,262,539   FNMA #908249                                                          6.50           12/01/2036         1,353,161
        739,093   FNMA #909855                                                          5.50           02/01/2037           770,808
        827,387   FNMA #910093+/-                                                       5.75           03/01/2037           872,248
        191,224   FNMA #910535+/-                                                       5.56           01/01/2037           201,322
        381,792   FNMA #914224+/-                                                       5.45           03/01/2037           400,888
        374,882   FNMA #915356                                                          4.50           05/01/2023           386,265
        668,835   FNMA #917101                                                          5.00           05/01/2037           687,607
      1,561,369   FNMA #917882                                                          5.00           05/01/2037         1,605,191
        459,129   FNMA #918049                                                          6.50           05/01/2037           491,869
      1,557,054   FNMA #918506                                                          5.50           05/01/2037         1,623,867
      1,140,166   FNMA #918619                                                          5.50           06/01/2037         1,189,091
      3,077,406   FNMA #919640                                                          6.00           09/01/2037         3,245,522
        975,976   FNMA #922675+/-                                                       4.81           06/01/2035         1,012,212
      1,048,490   FNMA #928414                                                          6.50           06/01/2037         1,123,256
        738,435   FNMA #928433                                                          7.00           05/01/2037           803,051
        432,760   FNMA #928507                                                          6.50           06/01/2037           463,619
      2,490,320   FNMA #929723                                                          6.00           07/01/2038         2,624,277

                   Wells Fargo Advantage Master Portfolios 91


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     1,508,491   FNMA #929953                                                          5.50%          09/01/2038    $    1,572,665
      1,061,723   FNMA #931011                                                          5.00           04/01/2024         1,108,870
      1,478,307   FNMA #933465                                                          5.50           02/01/2038         1,541,742
      4,047,319   FNMA #941164                                                          6.00           10/01/2037         4,268,420
        723,153   FNMA #945074                                                          7.00           08/01/2037           786,432
        521,748   FNMA #949594                                                          6.00           08/01/2022           555,434
        915,819   FNMA #950300                                                          6.00           08/01/2037           968,425
        232,530   FNMA #952033                                                          4.50           05/01/2023           239,591
         27,072   FNMA #953017                                                          6.00           10/01/2037            28,551
        925,547   FNMA #955801                                                          6.00           10/01/2037           976,109
      3,820,809   FNMA #962302                                                          4.50           03/01/2038         3,847,235
        816,804   FNMA #964241                                                          6.00           07/01/2038           860,741
         31,751   FNMA #964924                                                          6.00           09/01/2038            33,459
        611,567   FNMA #965308                                                          6.00           09/01/2038           644,464
        805,285   FNMA #966039                                                          5.50           02/01/2038           839,840
        997,909   FNMA #972172                                                          6.00           02/01/2038         1,051,588
      1,826,081   FNMA #973827                                                          4.50           03/01/2023         1,882,956
        932,640   FNMA #974571                                                          5.00           11/01/2036           961,731
        576,170   FNMA #974886+/-                                                       4.37           04/01/2038           590,439
        328,908   FNMA #975288                                                          4.50           05/01/2023           338,895
        830,674   FNMA #979639                                                          5.00           06/01/2023           867,125
        985,539   FNMA #982876                                                          5.00           05/01/2023         1,028,785
        127,812   FNMA #983518                                                          4.50           05/01/2023           131,693
        829,682   FNMA #984260                                                          5.50           05/01/2023           874,433
        498,504   FNMA #985509                                                          6.00           09/01/2038           525,319
        613,133   FNMA #987128                                                          6.00           09/01/2038           646,114
         18,182   FNMA #992042                                                          7.00           10/01/2038            19,773
        895,145   FNMA #994436                                                          6.00           12/01/2038           943,296
      4,352,612   FNMA #994897                                                          5.50           09/01/2033         4,559,786
        964,140   FNMA #A82829                                                          6.00           11/01/2038         1,016,906
        951,036   FNMA #AA1090                                                          4.50           12/01/2023           979,914
        484,754   FNMA #AA3078                                                          4.50           02/01/2039           488,107
      2,982,480   FNMA #AA3295                                                          4.00           02/01/2039         2,920,383
      1,187,219   FNMA #AA7895                                                          4.00           06/01/2024         1,200,822
      1,369,143   FNMA #AC1928                                                          4.00           08/01/2039         1,340,637
      3,630,859   FNMA #AC2181                                                          4.00           08/01/2039         3,555,263
                                                                                                                        182,835,882
                                                                                                                     --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.56%
      1,000,000   GNMA%%                                                                4.00           09/01/2039           977,812
      1,500,000   GNMA%%                                                                4.50           09/01/2039         1,512,188
      8,750,000   GNMA%%                                                                5.00           09/01/2036         9,004,293
      2,000,000   GNMA%%                                                                5.50           09/01/2036         2,088,750
      1,000,000   GNMA%%                                                                6.00           09/01/2036         1,054,062
          1,680   GNMA #337120                                                          6.50           11/15/2023             1,790
          1,911   GNMA #379192                                                          6.50           12/15/2023             2,036
      1,665,546   GNMA #520782<<                                                        5.00           03/15/2035         1,722,214
        986,648   GNMA #605373                                                          5.50           09/15/2034         1,036,250
        121,330   GNMA #617417                                                          6.50           02/15/2037           129,245
        839,139   GNMA #617522                                                          6.00           05/15/2037           886,357
        152,800   GNMA #625436                                                          6.50           09/15/2036           162,840
        654,591   GNMA #632007                                                          6.50           10/15/2036           697,600
      1,324,462   GNMA #633305<<                                                        5.50           12/15/2035         1,390,633
      1,016,457   GNMA #648391                                                          5.50           11/15/2035         1,067,240
        803,646   GNMA #651722                                                          5.50           02/15/2036           842,541
        544,892   GNMA #651882                                                          6.50           09/15/2036           580,693

                   92 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$       678,957   GNMA #653068                                                          5.50%          03/15/2036    $       711,817
        725,938   GNMA #654920                                                          6.00           06/15/2036            767,354
        181,143   GNMA #658328                                                          4.50           03/15/2037            183,052
         31,434   GNMA #659749                                                          6.50           11/15/2036             33,499
        178,567   GNMA #663342                                                          6.50           12/15/2036            190,299
        101,829   GNMA #664629                                                          7.00           03/15/2037            110,479
        143,034   GNMA #667470                                                          6.00           05/15/2037            151,082
        379,037   GNMA #668585                                                          6.00           08/15/2037            400,365
        507,986   GNMA #669078                                                          6.00           06/15/2037            536,570
        275,960   GNMA #671433                                                          6.00           07/15/2037            291,488
        385,120   GNMA #673220                                                          6.00           10/15/2038            406,730
        482,891   GNMA #677314                                                          5.50           09/15/2038            505,507
        621,647   GNMA #681332                                                          6.50           05/15/2038            661,908
        593,439   GNMA #683124                                                          5.50           03/15/2038            621,233
         52,781   GNMA #684230                                                          6.50           08/15/2038             56,199
        301,376   GNMA #693431                                                          5.50           06/15/2038            315,491
        315,159   GNMA #695746                                                          6.00           11/15/2038            332,843
        291,741   GNMA #696456                                                          5.50           08/15/2038            305,405
      1,000,000   GNMA #697595                                                          6.50           11/15/2038          1,064,766
      1,952,979   GNMA #698507                                                          6.00           10/15/2038          2,062,567
        931,968   GNMA #699457                                                          6.00           10/15/2038            984,264
        298,187   GNMA #706004                                                          6.00           10/15/2038            314,919
      2,500,002   GNMA #712488                                                          4.50           06/15/2039          2,525,954
      1,500,001   GNMA #712495                                                          4.50           06/15/2039          1,515,572
      3,242,590   GNMA #716792                                                          4.50           04/15/2039          3,276,251
        130,874   GNMA #782167                                                          6.00           06/15/2037            138,321
      3,023,750   GNMA #782273                                                          5.50           02/15/2038          3,167,179
      1,830,135   GNMA #782379                                                          6.00           08/15/2038          1,934,314
        589,808   GNMA #782407                                                          5.50           09/15/2038            617,774
                                                                                                                          47,339,746
                                                                                                                     --------------
TOTAL AGENCY SECURITIES (COST $331,672,287)                                                                              344,261,934
                                                                                                                     --------------
US TREASURY SECURITIES: 17.93%
US TREASURY BONDS: 4.20%
      1,600,000   US TREASURY BOND<<                                                    3.50           02/15/2039          1,413,501
      1,500,000   US TREASURY BOND<<                                                    4.25           05/15/2039          1,516,641
      1,750,000   US TREASURY BOND<<                                                    4.38           02/15/2038          1,804,961
      1,150,000   US TREASURY BOND<<                                                    4.50           02/15/2036          1,210,016
      1,100,000   US TREASURY BOND<<                                                    4.50           05/15/2038          1,158,438
      1,150,000   US TREASURY BOND                                                      4.50           08/15/2039          1,211,992
      1,550,000   US TREASURY BOND<<                                                    4.75           02/15/2037          1,694,102
      2,000,000   US TREASURY BOND<<                                                    5.25           02/15/2029          2,290,312
        250,000   US TREASURY BOND<<                                                    5.38           02/15/2031            292,461
      2,500,000   US TREASURY BOND<<                                                    5.50           08/15/2028          2,942,970
      1,150,000   US TREASURY BOND<<                                                    6.00           02/15/2026          1,410,906
      1,500,000   US TREASURY BOND<<                                                    6.25           08/15/2023          1,856,250
      2,250,000   US TREASURY BOND<<                                                    6.25           05/15/2030          2,904,611
      2,400,000   US TREASURY BOND<<                                                    6.38           08/15/2027          3,083,626
        950,000   US TREASURY BOND                                                      6.63           02/15/2027          1,245,984
      1,500,000   US TREASURY BOND                                                      6.88           08/15/2025          1,995,234
      1,000,000   US TREASURY BOND<<                                                    7.25           08/15/2022          1,332,812
      2,000,000   US TREASURY BOND<<                                                    7.50           11/15/2016          2,564,218
        500,000   US TREASURY BOND                                                      7.88           02/15/2021            687,188
      1,100,000   US TREASURY BOND<<                                                    8.00           11/15/2021          1,537,593

                   Wells Fargo Advantage Master Portfolios 93


             Portfolio of Investments--August 31, 2009 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
US TREASURY BONDS (continued)
$     2,850,000   US TREASURY BOND<<                                                     8.13%         08/15/2019    $    3,935,673
      1,700,000   US TREASURY BOND<<                                                     8.50          02/15/2020         2,413,470
      2,500,000   US TREASURY BOND<<                                                     8.75          05/15/2017         3,437,890
      2,900,000   US TREASURY BOND<<                                                     8.75          08/15/2020         4,199,563
      1,275,000   US TREASURY BOND                                                       8.88          08/15/2017         1,772,648
      1,200,000   US TREASURY BOND<<                                                     8.88          02/15/2019         1,722,000
      2,900,000   US TREASURY BOND<<                                                     9.13          05/15/2018         4,168,750
                                                                                                                         55,803,810
                                                                                                                     --------------
US TREASURY NOTES: 13.73%
      3,000,000   US TREASURY NOTE<<                                                     0.88          12/31/2010         3,011,601
      2,500,000   US TREASURY NOTE<<                                                     0.88          03/31/2011         2,505,568
      5,000,000   US TREASURY NOTE<<                                                     0.88          04/30/2011         5,007,615
      4,000,000   US TREASURY NOTE<<                                                     0.88          05/31/2011         4,003,908
        350,000   US TREASURY NOTE<<                                                     1.00          07/31/2011           350,492
      4,750,000   US TREASURY NOTE<<                                                     1.13          06/30/2011         4,771,152
      3,000,000   US TREASURY NOTE<<                                                     1.25          11/30/2010         3,026,601
      2,000,000   US TREASURY NOTE<<                                                     1.38          02/15/2012         2,005,468
      5,000,000   US TREASURY NOTE<<                                                     1.38          04/15/2012         5,008,205
      5,000,000   US TREASURY NOTE<<                                                     1.38          05/15/2012         5,001,955
      1,500,000   US TREASURY NOTE<<                                                     1.50          10/31/2010         1,517,462
      6,500,000   US TREASURY NOTE<<                                                     1.50          12/31/2013         6,335,472
      5,500,000   US TREASURY NOTE<<                                                     1.75          11/15/2011         5,575,196
      4,500,000   US TREASURY NOTE<<                                                     1.75          01/31/2014         4,422,303
      5,000,000   US TREASURY NOTE<<                                                     1.75          03/31/2014         4,895,310
      1,500,000   US TREASURY NOTE                                                       1.88          02/28/2014         1,479,258
      4,400,000   US TREASURY NOTE<<                                                     1.88          04/30/2014         4,323,343
      3,800,000   US TREASURY NOTE<<                                                     2.00          11/30/2013         3,788,421
      3,500,000   US TREASURY NOTE<<                                                     2.25          05/31/2014         3,491,523
      1,000,000   US TREASURY NOTE                                                       2.38          08/31/2014           999,297
      2,500,000   US TREASURY NOTE<<                                                     2.63          06/30/2014         2,532,618
        250,000   US TREASURY NOTE<<                                                     2.63          07/31/2014           252,969
      6,375,000   US TREASURY NOTE<<                                                     2.75          10/31/2013         6,554,297
      3,950,000   US TREASURY NOTE<<                                                     2.75          02/15/2019         3,739,232
      3,500,000   US TREASURY NOTE                                                       3.00          08/31/2016         3,492,342
        550,000   US TREASURY NOTE<<                                                     3.13          04/30/2013           575,910
      6,800,000   US TREASURY NOTE<<                                                     3.13          09/30/2013         7,100,159
      2,900,000   US TREASURY NOTE<<                                                     3.13          05/15/2019         2,831,125
      4,000,000   US TREASURY NOTE<<                                                     3.25          05/31/2016         4,070,936
      1,000,000   US TREASURY NOTE                                                       3.25          06/30/2016         1,016,875
      3,500,000   US TREASURY NOTE<<                                                     3.38          06/30/2013         3,696,329
      2,000,000   US TREASURY NOTE<<                                                     3.50          05/31/2013         2,121,250
      1,500,000   US TREASURY NOTE                                                       3.50          02/15/2018         1,519,218
      2,000,000   US TREASURY NOTE                                                       3.63          08/15/2019         2,037,500
      3,000,000   US TREASURY NOTE<<                                                     3.75          11/15/2018         3,080,625
      8,500,000   US TREASURY NOTE<<                                                     3.88          10/31/2012         9,118,902
      2,750,000   US TREASURY NOTE<<                                                     3.88          02/15/2013         2,951,955
      1,500,000   US TREASURY NOTE                                                       3.88          05/15/2018         1,559,532
      3,500,000   US TREASURY NOTE<<                                                     4.00          02/15/2015         3,754,023
      1,025,000   US TREASURY NOTE<<                                                     4.00          08/15/2018         1,073,368
      4,300,000   US TREASURY NOTE<<                                                     4.25          01/15/2011         4,512,480
      1,600,000   US TREASURY NOTE                                                       4.25          08/15/2013         1,741,875
      2,500,000   US TREASURY NOTE<<                                                     4.25          11/15/2013         2,721,875
      1,500,000   US TREASURY NOTE<<                                                     4.25          08/15/2014         1,632,657
      1,870,000   US TREASURY NOTE<<                                                     4.25          11/15/2014         2,034,063

                   94 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
US TREASURY NOTES (continued)
$     5,000,000   US TREASURY NOTE                                                       4.38%         12/15/2010    $    5,246,290
      3,800,000   US TREASURY NOTE<<                                                     4.50          04/30/2012         4,114,389
      2,000,000   US TREASURY NOTE<<                                                     4.50          05/15/2017         2,180,782
      3,000,000   US TREASURY NOTE<<                                                     4.63          10/31/2011         3,226,641
      3,000,000   US TREASURY NOTE                                                       4.63          02/29/2012         3,249,609
      6,000,000   US TREASURY NOTE<<                                                     4.63          07/31/2012         6,548,436
      2,500,000   US TREASURY NOTE<<                                                     4.75          03/31/2011         2,657,618
      2,000,000   US TREASURY NOTE<<                                                     4.75          05/15/2014         2,222,344
      2,500,000   US TREASURY NOTE<<                                                     5.00          08/15/2011         2,697,460
      3,000,000   US TREASURY NOTE<<                                                     5.13          06/30/2011         3,231,093
                                                                                                                        182,616,927
                                                                                                                     --------------
TOTAL US TREASURY SECURITIES (COST $233,331,653)                                                                        238,420,737
                                                                                                                     --------------

    SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 18.31%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.38%
     11,239,556   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       11,239,556
     11,239,556   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           11,239,556
     11,239,556   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             11,239,556
     11,239,556   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  11,239,556
                                                                                                                         44,958,224
                                                                                                                     --------------

   PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 14.93%
$     4,200,642   ABN AMRO BANK NV (CHICAGO)                                             0.26          09/18/2009         4,200,642
      4,410,674   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.45          09/08/2009         4,410,288
      3,405,926   AMSTEL FUNDING CORPORATION++(p)                                        1.78          09/22/2009         3,402,390
      1,702,963   ANTALIS US FUNDING CORPORATION++(p)                                    0.27          09/30/2009         1,702,593
      2,838,272   ANTALIS US FUNDING CORPORATION++(p)                                    0.28          09/08/2009         2,838,117
        999,072   ARABELLA FINANCE LLC++(p)                                              0.40          09/01/2009           999,072
        340,593   ARABELLA FINANCE LLC++(p)                                              0.71          09/04/2009           340,572
      7,720,099   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $7,720,146)                                            0.22          09/01/2009         7,720,099
      1,958,407   BANK OF IRELAND                                                        0.35          09/01/2009         1,958,407
      2,384,148   BANK OF IRELAND                                                        0.60          09/04/2009         2,384,148
      5,188,361   BARCLAY CAPITAL INCORPORATED REPURCHASE
                  AGREEMENT - 102%
                  COLLATERALIZED BY US TREASURY SECURITIES
                  (MATURITY VALUE $5,188,393)                                            0.22          09/01/2009         5,188,361
      4,512,852   BNP PARIBAS (PARIS)                                                    0.19          09/01/2009         4,512,852
      3,973,580   BRYANT BANK FUNDING LLC++(p)                                           0.25          09/02/2009         3,973,553
        124,884   CALCASIEU PARISH LA+/-ss                                               0.50          12/01/2027           124,884
      3,519,457   CALIFORNIA POLLUTION CONTROL FINANCING
                  AUTHORITY+/-ss                                                         0.14          11/01/2026         3,519,457
        363,299   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
                  AUTHORITY+/-ss                                                         0.45          06/01/2028           363,299
      1,702,963   CALYON (NEW YORK)                                                      0.40          09/03/2009         1,702,980
        862,835   CALYON (NEW YORK)                                                      3.33          09/10/2009           863,490
      4,087,111   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.30          09/08/2009         4,086,873
      1,005,996   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00          02/25/2008            16,599
        301,141   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.50          10/01/2038           301,141
        567,654   COOK COUNTY IL+/-ss                                                    0.70          11/01/2030           567,654
     10,246,161   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $10,246,224)                                           0.22          09/01/2009        10,246,161
      5,137,272   CREDIT SUISSE FIRST BOSTON REPURCHASE
                  AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $5,137,305)                                            0.23          09/01/2009         5,137,272

                   Wells Fargo Advantage Master Portfolios 95


              Portfolio of Investments--August 31, 2009 (Unaudited)


DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     4,654,766   DANSKE BANK A/S COPENHAGEN                                             0.22%         09/02/2009    $    4,654,766
      1,930,025   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           0.80          12/15/2037         1,930,025
      3,916,815   DEXIA BANK (GRAND CAYMAN)                                              0.21          09/01/2009         3,916,815
        425,741   DEXIA DELAWARE LLC                                                     0.26          09/01/2009           425,741
      4,541,235   EKSPORTFINANS ASA++                                                    0.23          09/14/2009         4,540,858
      2,838,272   ERASMUS CAPITAL CORPORATION++(p)                                       0.28          09/10/2009         2,838,073
      1,731,800   FAIRWAY FINANCE CORPORATION++(p)                                       0.22          09/16/2009         1,731,641
      3,973,580   GDF SUEZ++                                                             0.22          09/21/2009         3,973,095
      3,994,016   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,994,040)                 0.22          09/01/2009         3,994,016
      1,702,963   GOTHAM FUNDING CORPORATION++(p)                                        0.23          09/14/2009         1,702,822
      2,009,163   GRYPHON FUNDING LIMITED(a)(i)                                          0.00          08/23/2010           620,831
        187,326   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.65          11/01/2042           187,326
        919,600   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.30          05/15/2034           919,600
        324,698   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.35          07/01/2029           324,698
        227,062   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     0.37          01/01/2018           227,062
      3,122,099   INTESA SANPAOLO SPA                                                    0.35          09/10/2009         3,122,200
        681,185   IRISH LIFE & PERMANENT PLC++                                           0.54          09/04/2009           681,155
        681,185   IRISH LIFE & PERMANENT PLC++                                           0.54          09/08/2009           681,114
      1,248,840   IRISH LIFE & PERMANENT PLC++                                           0.58          09/01/2009         1,248,840
      1,135,309   IRISH LIFE & PERMANENT PLC++                                           0.58          09/03/2009         1,135,272
     10,246,161   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $10,246,224)                0.22          09/01/2009        10,246,161
        340,593   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.37          04/15/2025           340,593
      4,512,852   KBC BANK NV BRUSSELS                                                   0.22          09/01/2009         4,512,852
      1,702,963   KOCH RESOURCES LLC++                                                   0.22          09/15/2009         1,702,817
      2,838,272   KOCH RESOURCES LLC++                                                   0.24          09/02/2009         2,838,253
      2,838,272   MASSACHUSETTS HEFA+/-ss                                                0.30          10/01/2034         2,838,272
        454,123   MISSISSIPPI STATE GO+/-ss                                              0.65          11/01/2028           454,123
        329,240   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.14          02/01/2036           329,240
      8,514,815   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  US TREASURY SECURITIES (MATURITY VALUE $8,514,862)                     0.20          09/01/2009         8,514,815
      2,157,086   NATEXIS BANQUES POPULAIRES                                             0.24          09/01/2009         2,157,086
      1,050,161   NATEXIS BANQUES POPULAIRES                                             0.24          09/04/2009         1,050,140
        482,506   NATIONAL AUSTRALIA BANK+++/-                                           0.69          09/11/2009           482,571
      1,021,778   NATIXIS++                                                              0.24          09/02/2009         1,021,771
        227,062   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               1.80          01/01/2018           227,062
        555,734   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.34          01/01/2034           555,734
      4,541,235   RANGER FUNDING CORPORATION++(p)                                        0.22          09/21/2009         4,540,680
        161,895   REGENCY MARKETS #1 LLC++(p)                                            0.23          09/15/2009           161,881
      4,314,173   REGENCY MARKETS #1 LLC++(p)                                            0.25          09/17/2009         4,313,694
      1,021,778   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                 0.30          09/03/2009         1,021,761
      1,021,778   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                 0.40          09/10/2009         1,021,676
      2,838,272   ROYAL BANK OF SCOTLAND CT                                              0.27          09/14/2009         2,838,272
      3,973,580   SCALDIS CAPITAL LIMITED++(p)                                           0.31          09/16/2009         3,973,067
      1,702,963   SOCIETE GENERALE BANNON LLC                                            0.24          09/15/2009         1,702,963
      2,838,272   SOCIETE GENERALE NORTH AMERICA                                         0.24          09/10/2009         2,838,101
      4,541,235   SOLITAIRE FUNDING LLC++(p)                                             0.29          09/17/2009         4,540,649
      3,405,926   STARBIRD FUNDING CORPORATION++(p)                                      0.20          09/03/2009         3,405,888
      1,135,309   STARBIRD FUNDING CORPORATION++(p)                                      0.25          09/03/2009         1,135,293
      1,702,963   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                0.26          09/10/2009         1,702,852
        340,593   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.25          09/11/2009           340,569
      4,541,235   TULIP FUNDING CORPORATION++(p)                                         0.25          09/18/2009         4,540,699
        749,304   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.16          07/01/2032           749,304
      1,021,778   UBS AG (STAMFORD CT)                                                   3.41          09/08/2009         1,022,405
      3,973,580   UNICREDITO ITALIANO (NEW YORK)                                         0.32          09/08/2009         3,973,580

                   96 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       340,593   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.34%         12/15/2040    $      340,593
        454,123   VERSAILLES CDS LLC++(p)                                                0.45          09/03/2009           454,112
        227,062   VERSAILLES CDS LLC++(p)                                                0.45          09/04/2009           227,053
        454,123   VERSAILLES CDS LLC++(p)                                                0.50          09/01/2009           454,123
        454,123   VERSAILLES CDS LLC++(p)                                                0.50          09/02/2009           454,117
      1,695,805   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.25          08/07/2008           780,070
      1,689,666   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.28          05/02/2008           777,246
      2,674,771   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.35          04/30/2008         1,230,395
      3,349,161   WESTPAC SECURITIES NZ LIMITED++                                        0.22          09/14/2009         3,348,890
                                                                                                                        198,578,277
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $246,939,621)                                                             243,536,501
                                                                                                                     --------------

    SHARES                                                                              YIELD
---------------                                                                    ---------------
SHORT-TERM INVESTMENTS: 5.90%
     78,451,523   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.22                            78,451,523
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $78,451,523)                                                                          78,451,523
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,567,522,786)*           122.67%                                                                          $1,631,279,008
OTHER ASSETS AND LIABILITIES, NET   (22.67)                                                                            (301,519,057)
                                    ------                                                                           --------------
TOTAL NET ASSETS                    100.00%                                                                          $1,329,759,951
                                    ------                                                                           --------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

(l)  Long-term security of an affiliate of the Fund with a cost of $7,529,909.

ss These securities are subject to a demand feature which reduces the effective maturity.

@    Foreign bond principal is denominated in local currency.

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

##   Zero coupon bond. Interest rate presented is yield to maturity.

(p)  Asset-backed commercial paper.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $78,451,523.

* Cost for federal income tax purposes is $1,568,382,714 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $67,159,342
Gross unrealized depreciation    (4,263,048)
                                -----------
Net unrealized appreciation     $62,896,294

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 97


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
COMMON STOCKS: 95.95%
ADMINISTRATION OF ECONOMIC PROGRAMS: 0.03%
         98,908   HINDUSTAN UNILEVER LIMITED                                                                         $      526,598
                                                                                                                     --------------
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS: 0.01%
          4,900   KURITA WATER INDUSTRIES LIMITED                                                                           163,246
          2,200   TOMRA SYSTEMS ASA                                                                                          10,054
                                                                                                                            173,300
                                                                                                                     --------------
AEROSPACE, DEFENSE: 0.07%
         61,922   BE AEROSPACE INCORPORATED+                                                                              1,060,724
         47,734   ROLLS ROYCE GROUP PLC                                                                                     351,786
                                                                                                                          1,412,510
                                                                                                                     --------------
AGRICULTURAL CHEMICALS: 0.00%
          2,000   NIHON NOHYAKU COMPANY LIMITED                                                                              16,572
                                                                                                                     --------------
AGRICULTURAL PRODUCTION CROPS: 0.03%
         87,000   BISI INTERNATIONAL PT+                                                                                     17,909
         38,441   CHIQUITA BRANDS INTERNATIONAL INCORPORATED+                                                               591,991
          1,936   EBRO PULEVA SA                                                                                             32,452
         54,500   SINAR MAS AGRO RESOURCES & TECHNOLOGY TBK PT                                                               17,572
                                                                                                                            659,924
                                                                                                                     --------------
AGRICULTURAL SERVICES: 0.19%
          6,971   ABB GRAIN LIMITED                                                                                          54,382
         31,900   ASIATIC DEVELOPMENT BHD                                                                                    53,446
         45,000   ASTRA AGRO LESTARI TBK PT                                                                                  95,982
          5,345   AUSTRALIAN AGRICULTURAL COMPANY LIMITED                                                                     7,047
         11,660   AWB LIMITED                                                                                                12,812
            313   BAYWA AG                                                                                                   10,724
         87,776   CHAODA MODERN AGRICULTURE LIMITED                                                                          52,096
        298,500   CHAROEN POKPHAND FOODS PCL                                                                                 52,661
         15,000   CHINA GREEN HOLDINGS LIMITED                                                                               15,754
         20,236   COMPASS MINERALS INTERNATIONAL INCORPORATED                                                             1,076,150
          2,456   CRESUD SACIFYA                                                                                             27,753
          2,979   EGYPTIAN FINANCIAL & INDUSTRIAL COMPANY                                                                    13,135
        264,046   GOLDEN AGRI-RESOURCES LIMITED                                                                              87,041
          1,909   GRAIN CORPORATION LIMITED                                                                                  12,617
            900   HOKUTO CORPORATION                                                                                         21,182
        233,800   IOI CORPORATION BHD                                                                                       339,264
         36,500   KUALA LUMPUR KEPONG BHD                                                                                   137,853
         54,600   OLAM INTERNATIONAL LIMITED                                                                                 93,214
          1,400   SAKATA SEED CORPORATION                                                                                    21,395
          3,600   UNITED PLANTATIONS BHD                                                                                     13,576
         52,224   VCA ANTECH INCORPORATED+                                                                                1,292,544
          4,800   YARA INTERNATIONAL ASA                                                                                    130,178
                                                                                                                          3,620,806
                                                                                                                     --------------
AIRPORT DEVELOPMENT, MAINTENANCE: 0.00%
         52,544   AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                     62,381
                                                                                                                     --------------
AMUSEMENT & RECREATION SERVICES: 0.37%
             20   ACCORDIA GOLF COMPANY LIMITED                                                                              19,882
            700   ALPEN COMPANY LIMITED                                                                                      11,818
         20,564   ARISTOCRAT LEISURE LIMITED                                                                                 80,299
            500   ARUZE CORPORATION                                                                                           5,771

                   98 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
AMUSEMENT & RECREATION SERVICES (continued)
          1,500   AVEX GROUP HOLDINGS INCORPORATED                                                                   $       13,541
         33,564   BALLY TECHNOLOGIES INCORPORATED+                                                                        1,356,993
         55,800   BEC WORLD PCL                                                                                              30,681
         19,100   BERJAYA LAND BHD                                                                                           20,556
         44,250   BERJAYA SPORTS TOTO BHD                                                                                    53,906
        114,000   CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                    22,357
          1,521   CLUB MEDITERRANEE+                                                                                         25,071
          1,500   DAIICHIKOSHO COMPANY LIMITED                                                                               19,828
              7   FIELDS CORPORATION                                                                                         10,479
          2,786   FLIGHT CENTRE LIMITED                                                                                      33,767
             20   FUJI TELEVISION NETWORK INCORPORATED                                                                       31,424
          2,074   GESTEVISION TELECINCO SA                                                                                   23,241
          1,414   GREAT CANADIAN GAMING CORPORATION+                                                                          9,067
          1,200   H.I.S COMPANY LIMITED                                                                                      25,483
          1,900   HEIWA CORPORATION                                                                                          21,236
         13,571   INFORMA PLC                                                                                                62,832
         81,998   INTERNATIONAL GAME TECHNOLOGY                                                                           1,715,398
          1,614   INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                          10,181
          9,150   KANGWON LAND INCORPORATED                                                                                 120,886
             74   KUONI REISEN HOLDING                                                                                       24,494
         14,228   LADBROKERS PLC                                                                                             45,120
         23,000   LI NING COMPANY LIMITED                                                                                    63,951
          2,636   LOTTOMATICA SPA                                                                                            59,292
            600   MARS ENGINEERING CORPORATION                                                                               19,344
         72,300   MEDIA PRIMA BHD                                                                                            30,386
         10,400   NAMCO BANDAI HOLDINGS INCORPORATED                                                                        110,427
            140   NIPPON TELEVISION NETWORK CORPORATION                                                                      17,679
          5,577   OPAP SA                                                                                                   135,919
          3,000   ORIENTAL LAND COMPANY LIMITED                                                                             202,794
             14   PACIFIC GOLF GROUP INTERNATIONAL                                                                           10,081
            664   PADDY POWER PLC                                                                                            18,324
          5,155   PARTYGAMING PLC                                                                                            21,509
         36,038   PINNACLE ENTERTAINMENT INCORPORATED+                                                                      338,036
         14,400   PMP LIMITED                                                                                                 9,250
        233,815   RESORTS WORLD BHD                                                                                         185,246
          2,880   RESORTTRUST INCORPORATED                                                                                   35,718
          1,200   ROUND ONE CORPORATION                                                                                      10,884
          8,600   SEGA SAMMY HOLDINGS INCORPORATED                                                                          112,202
          5,000   SHOCHIKU COMPANY LIMITED                                                                                   43,310
          3,029   SUN TV NETWORK LIMITED                                                                                     16,862
         27,275   TABCORP HOLDINGS LIMITED                                                                                  154,685
         56,039   TATTERSALL'S LIMITED                                                                                      117,463
         10,167   TEN NETWORK HOLDINGS LIMITED                                                                               10,698
         30,457   TICKETMASTER+<<                                                                                           297,260
          5,000   TOEI COMPANY LIMITED                                                                                       28,426
         11,000   TOKYO DOME CORPORATION                                                                                     33,573
         12,000   TOKYOTOKEIBA COMPANY LIMITED                                                                               19,344
              9   TV ASAHI CORPORATION                                                                                       14,102
         27,221   WILLIAM HILL PLC                                                                                           82,203
         26,846   WMS INDUSTRIES INCORPORATED+<<                                                                          1,136,391
          1,200   YOSHIMOTO KOGYO COMPANY LIMITED                                                                            13,876
                                                                                                                          7,143,546
                                                                                                                     --------------
APPAREL: 0.00%
         37,000   CHINA HONGXING SPORTS LIMITED                                                                               6,291
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 99


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
APPAREL & ACCESSORY STORES: 1.00%
          1,100   ADERANS COMPANY LIMITED                                                                            $       14,990
          5,166   ADIDAS-SALOMON AG                                                                                         243,362
         41,303   AEROPOSTALE INCORPORATED+<<                                                                             1,617,012
         48,468   AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                    654,318
         50,701   ANN TAYLOR STORES CORPORATION+                                                                            713,870
          3,300   AOKI HOLDINGS INCORPORATED                                                                                 36,777
          3,400   AOYAMA TRADING COMPANY LIMITED                                                                             63,031
          2,095   BEIERSDORF AG                                                                                             106,321
        190,000   BELLE INTERNATIONAL HOLDINGS LIMITED                                                                      171,358
          2,512   BULGARI SPA                                                                                                18,204
         23,993   CATO CORPORATION                                                                                          409,800
            461   CHARLES VOEGELE HOLDING AG                                                                                 17,806
        152,349   CHICO'S FAS INCORPORATED+                                                                               1,939,403
        111,000   CHINA DONGXIANG GROUP COMPANY                                                                              68,601
          2,000   CHIYODA COMPANY LIMITED                                                                                    28,071
         15,800   CITIZEN HOLDINGS COMPANY LIMITED                                                                           94,919
         55,697   COLLECTIVE BRANDS INCORPORATED+<<                                                                         882,240
        304,201   COMPAL ELECTRONIC INCORPORATED                                                                            306,821
         17,840   DEBENHAMS PLC                                                                                              23,089
            562   DOUGLAS HOLDING AG                                                                                         22,720
          3,500   FAST RETAILING COMPANY LIMITED                                                                            419,398
         26,000   GAP INCORPORATED                                                                                          510,900
            950   GEOX SPA                                                                                                    8,321
         48,000   GIORDANO INTERNATIONAL LIMITED                                                                             14,059
          9,000   HANKYU DEPARTMENT STORES                                                                                   56,679
          6,422   HMV GROUP PLC                                                                                              12,284
          5,523   INDUSTRIA DE DISENO TEXTIL SA                                                                             300,561
         32,229   J.CREW GROUP INCORPORATED+<<                                                                            1,098,687
         19,891   KOHL'S CORPORATION+                                                                                     1,026,177
          6,257   L'OREAL SA                                                                                                616,066
         75,900   LIMITED BRANDS                                                                                          1,132,428
            815   LOTTE SHOPPING COMPANY LIMITED                                                                            185,657
         12,300   MARUI COMPANY LIMITED                                                                                      85,393
          5,066   NEXT PLC                                                                                                  135,254
          2,400   NISHIMATSUYA CHAIN COMPANY LIMITED                                                                         24,013
         46,343   NORDSTROM INCORPORATED                                                                                  1,299,458
          1,103   ORIFLAME COSMETICS SA                                                                                      53,613
          1,966   PINAULT-PRINTEMPTS-REDOUTE SA                                                                             228,325
            730   POINT INCORPORATED                                                                                         44,639
            122   PUMA AG RUDOLF DASSLER SPORT                                                                               34,490
        225,767   QUANTA COMPUTER INCORPORATED                                                                              467,768
          2,386   REITMAN'S CANADA LIMITED CLASS A                                                                           33,019
          1,000   RIGHT ON COMPANY LIMITED                                                                                    9,447
         31,489   ROSS STORES INCORPORATED                                                                                1,468,647
          3,000   SEIKO HOLDINGS CORPORATION CLASS C                                                                          8,125
          1,100   SHIMANURA COMPANY LIMITED                                                                                  98,474
         18,000   SHISEIDO COMPANY LIMITED                                                                                  316,862
          1,261   SIGNET JEWELERS LIMITED                                                                                    30,054
          1,220   SWATCH GROUP AG                                                                                            51,673
            760   SWATCH GROUP AG CLASS B                                                                                   163,713
         14,000   TAKASHIMAYA COMPANY LIMITED                                                                               117,356
         22,283   TRUWORTHS INTERNATIONAL LIMITED                                                                           112,711
         22,177   UNDER ARMOUR INCORPORATED+<<                                                                              529,365
          2,400   Uni-Charm Corporation                                                                                     215,110
          1,900   UNITED ARROWS LIMITED                                                                                      16,192

                   100 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   Shares      Security Name                                                                                             Value
------------   -------------                                                                                         --------------
APPAREL & ACCESSORY STORES (continued)
         32,715   URBAN OUTFITTERS INCORPORATED+<<                                                                   $      930,087
         26,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                       69,922
                                                                                                                         19,357,640
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.62%
          1,225   BENETTON GROUP SPA                                                                                         11,670
          8,855   BILLABONG INTERNATIONAL LIMITED                                                                            78,585
         96,000   BOSIDENG INTERNATIONAL HOLDINGS LIMITED                                                                    14,740
          9,631   BURBERRY GROUP PLC                                                                                         75,807
          1,200   DAIDOH LIMITED                                                                                              8,911
          3,000   DESCENTE LIMITED                                                                                           14,089
         13,626   GUESS? INCORPORATED                                                                                       477,455
          9,000   GUNZE LIMITED                                                                                              40,913
         81,701   HANESBRANDS INCORPORATED+<<                                                                             1,720,623
         12,751   HENNES & MAURITZ AB CLASS B                                                                               706,652
          1,654   HERMES INTERNATIONAL                                                                                      245,063
         18,607   INFOSYS TECHNOLOGIES LIMITED                                                                              812,172
         74,100   JONES APPAREL GROUP INCORPORATED                                                                        1,155,219
          1,000   KATAKURA INDUSTRIES COMPANY LIMITED                                                                        11,488
         71,800   LIZ CLAIBORNE INCORPORATED<<                                                                              305,150
             79   LPP SA+                                                                                                    45,758
          3,000   MIZUNO CORPORATION                                                                                         13,509
            700   NAGAILEBEN COMPANY LIMITED                                                                                 14,143
          3,318   NOBEL BIOCARE HOLDING AG                                                                                  101,335
          6,000   ONWARD KASHIYAMA COMPANY LIMITED                                                                           43,783
         31,579   PHILLIPS-VAN HEUSEN CORPORATION                                                                         1,193,055
         13,832   POLO RALPH LAUREN CORPORATION<<                                                                           918,168
         11,500   PORTS DESIGN LIMITED                                                                                       26,322
        204,020   POU CHEN CORPORATION                                                                                      126,441
         99,030   QUIKSILVER INCORPORATED+                                                                                  279,265
          5,000   SANYO SHOKAI LIMITED                                                                                       16,819
         17,827   THE GYMBOREE CORPORATION+<<                                                                               798,471
          3,000   THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                                     23,149
            207   TOD'S SPA                                                                                                  12,912
          4,000   TOKYO STYLE COMPANY LIMITED                                                                                33,530
         21,829   VF CORPORATION                                                                                          1,518,425
          6,000   WACOAL CORPORATION                                                                                         75,766
         28,073   WARNACO GROUP INCORPORATED+<<                                                                           1,068,178
         34,000   YGM TRADING LIMITED                                                                                        19,916
                                                                                                                         12,007,482
                                                                                                                     --------------
APPLICATIONS SOFTWARE: 0.01%
         17,158   WIPRO LIMITED<<                                                                                           270,239
                                                                                                                     --------------
AUTO PARTS & EQUIPMENT: 0.00%
         35,000   JVC KENWOOD HOLDINGS INCORPORATED+                                                                         19,559
         96,200   SOMBOON ADVANCE TECHNOLOGY PCL                                                                             24,892
      1,551,500   YARNAPUND PCL                                                                                              35,127
                                                                                                                             79,578
                                                                                                                     --------------
AUTO PARTS - ORIGINAL EQUIPMENT: 0.00%
          2,700   TOKAI RIKA COMPANY LIMITED                                                                                 48,458
                                                                                                                     --------------
AUTOMOTIVE: 0.00%
          1,200   UNIPRES CORPORATION                                                                                        16,133
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 101


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   Shares      Security Name                                                                                             Value
------------   -------------                                                                                         --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.66%
        143,314   TOYOTA MOTOR CORPORATION                                                                           $    6,145,329
         23,588   ADVANCE AUTO PARTS INCORPORATED<<                                                                         997,772
          1,200   AUTOBACS SEVEN COMPANY LIMITED                                                                             44,879
         19,244   AUTONATION INCORPORATED+<<                                                                                365,251
          8,100   AUTOZONE INCORPORATED+<<                                                                                1,192,725
          8,363   BAYERISCHE MOTOREN WERKE AG                                                                               380,959
         31,600   BRIDGESTONE CORPORATION                                                                                   577,664
          2,000   CANADIAN TIRE CORPORATE LIMITED CLASS A                                                                   104,316
         17,239   COPART INCORPORATED+                                                                                      609,226
             24   D'IETEREN SA                                                                                                7,326
          9,616   FREEWORLD COATINGS LIMITED                                                                                 11,718
         35,000   HOTAI MOTOR COMPANY LIMITED                                                                                78,790
        117,500   NISSAN MOTOR COMPANY LIMITED                                                                              820,795
         33,247   O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                     1,272,695
          4,019   PEUGEOT SA                                                                                                116,357
          2,000   SINANEN COMPANY LIMITED                                                                                    10,296
          1,420   USS COMPANY LIMITED                                                                                        89,427
                                                                                                                         12,825,525
                                                                                                                     --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
          5,568   BAJAJ AUTO LIMITED                                                                                         53,525
          3,188   GHABBOUR AUTO+                                                                                             15,153
         14,169   RYDER SYSTEM INCORPORATED                                                                                 538,422
                                                                                                                            607,100
                                                                                                                     --------------
BANKING: 0.01%
            128   BERNER KANTONALBANK AG                                                                                     28,044
          1,432   EFG INTERNATIONAL                                                                                          23,260
          5,833   NATIONAL SOCIETE GENERALE BANK SAE                                                                         28,897
             40   ST. GALLER KANTONALBANK                                                                                    16,612
         13,375   TURK EKONOMI BANKASI AS                                                                                    16,316
            500   YACHIYO BANK LIMITED                                                                                       14,911
                                                                                                                            128,040
                                                                                                                     --------------
BEVERAGES: 0.01%
          3,400   BROWN-FORMAN CORPORATION                                                                                  163,880
          2,737   COCA-COLA ICECEK URETIM AS                                                                                 19,158
                                                                                                                            183,038
                                                                                                                     --------------
BIOPHARMACEUTICALS: 0.05%
         22,774   ACORDA THERAPEUTICS INCORPORATED+                                                                         515,148
         32,755   THERAVANCE INCORPORATED+<<                                                                                509,995
                                                                                                                          1,025,143
                                                                                                                     --------------
BUILDING: 0.00%
       2,759   BOVIS HOMES GROUP PLC                                                                                         23,783
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.74%
          8,805   AMEC PLC                                                                                                  108,079
         10,708   BALFOUR BEATTY PLC                                                                                         58,694
          3,719   BARRATT DEVELOPMENTS PLC                                                                                   14,882
          2,655   BELLWAY PLC                                                                                                38,187
          2,884   BERKELEY GROUP HOLDINGS PLC                                                                                44,438
            958   BILFINGER BERGER AG                                                                                        59,166
          8,070   CARILLION PLC                                                                                              38,835

                   102 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                             VALUE
------------   -------------                                                                                         --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
        184,900   CH KARNCHANG PCL                                                                                   $       22,181
        324,779   CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                         371,274
          6,000   COMSYS HOLDINGS CORPORATION                                                                                69,318
         35,000   CONTINENTAL ENGINEERING CORPORATION                                                                        13,982
         77,054   CSR LIMITED                                                                                               132,857
          2,033   DAELIM INDUSTRIAL COMPANY LIMITED                                                                         117,367
          6,734   DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                          75,487
         28,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                      312,047
         59,800   DIALOG GROUP BHD                                                                                           20,378
         76,652   DR HORTON INCORPORATED                                                                                  1,027,903
          1,675   EIFFAGE SA                                                                                                119,020
         14,223   ENKA INSAAT VE SANAYI AS                                                                                   57,363
          1,592   FLEETWOOD CORPORATION LIMITED                                                                              10,522
        147,600   GAMUDA BHD                                                                                                128,676
          7,183   GLOBE TRADE CENTRE SA+                                                                                     63,960
          3,104   GS ENGINEERING & CONSTRUCTION CORPORATION                                                                 237,852
          2,009   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                     23,566
         54,000   HASEKO CORPORATION                                                                                         60,935
          5,453   HASTIE GROUP LIMITED                                                                                        8,342
          1,025   HOCHTIEF AG                                                                                                75,838
          7,267   HOLCIM LIMITED                                                                                            490,003
          4,783   HYUNDAI DEVELOPMENT COMPANY                                                                               174,638
          8,659   HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                        417,385
         43,800   IJM CORPORATION BHD                                                                                        74,379
         13,306   IMPREGILO SPA                                                                                              54,079
         82,400   ITALIAN-THAI DEVELOPMENT PCL                                                                                6,881
         12,000   JGC CORPORATION                                                                                           222,719
          2,686   JM AB                                                                                                      28,771
         49,000   KAJIMA CORPORATION                                                                                        137,442
         47,677   KB HOME<<                                                                                                 868,198
            589   KIER GROUP PLC                                                                                             10,902
          6,000   KINDEN CORPORATION                                                                                         53,713
          1,860   KONINKLIJKE BAM GROEP NV                                                                                   19,522
          1,172   KUMHO INDUSTRIAL COMPANY LIMITED                                                                           12,246
        151,700   LAND & HOUSES PCL                                                                                          26,763
          6,606   LEIGHTON HOLDINGS LIMITED                                                                                 206,307
          5,000   MAEDA CORPORATION                                                                                          16,550
          3,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                                    26,373
         25,900   MALAYSIAN RESOURCES CORPORATION BHD+                                                                        9,414
          8,700   MDC HOLDINGS INCORPORATED                                                                                 325,902
          1,000   NCC AB                                                                                                     12,292
        110,082   NEW WORLD DEVELOPMENT LIMITED                                                                             222,140
          2,000   NIPPO CORPORATION                                                                                          17,303
         12,000   NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                                    21,408
          1,314   NVR INCORPORATED+                                                                                         887,279
         34,000   OBAYASHI CORPORATION                                                                                      153,100
          9,000   OKUMURA CORPORATION                                                                                        37,238
            543   PBG SA+                                                                                                    42,176
          4,800   PEAB AB                                                                                                    28,118
          8,500   PENTA-OCEAN CONSTRUCTION COMPANY LIMITED                                                                   11,601
          6,990   PERSIMMON PLC                                                                                              56,009
            625   POLNORD SA+                                                                                                10,824
        127,304   PULTE HOMES INCORPORATED<<                                                                              1,626,945
        103,674   PYI CORPORATION LIMITED                                                                                     4,147
          3,458   REDROW PLC                                                                                                 13,922
            100   ROCKWOOL INTERNATIONAL AS                                                                                   9,360

                  Wells Fargo Advantage Master Portfolios 103


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                             VALUE
------------   -------------                                                                                         --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
         26,288   RYLAND GROUP INCORPORATED<<                                                                        $      602,521
         23,000   SEKISUI CHEMICAL COMPANY LIMITED                                                                          146,824
         26,000   SEKISUI HOUSE LIMITED                                                                                     249,801
         36,000   SEMBCORP INDUSTRIES LIMITED                                                                                80,197
         33,000   SHIMIZU CORPORATION                                                                                       136,185
         69,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                                124,022
        291,300   SINO THAI ENGINEERING & CONSTRUCTION PCL                                                                   40,256
            446   STRABAG SE                                                                                                 14,194
         48,000   TAISEI CORPORATION                                                                                        105,234
            900   TAKAMATSU CORPORATION                                                                                      16,317
         33,368   TAYLOR WOODROW PLC                                                                                         28,356
          9,000   TOA CORPORATION                                                                                            11,026
         11,000   TODA CORPORATION                                                                                           44,331
          2,000   TOENEC CORPORATION                                                                                         12,746
          3,880   TOKYU CONSTRUCTION COMPANY LIMITED                                                                         11,926
         35,525   TOLL BROTHERS INCORPORATED+<<                                                                             807,839
          8,065   UNITED CONSTRUCTION GROUP LIMITED                                                                         100,340
          5,000   UNITED ENGINEERS                                                                                            5,899
         51,000   UNITED FIBER SYSTEM LIMITED                                                                                 2,301
         40,191   URBI DESARROLLOS URBANOS SA DE CV+                                                                         76,745
         32,628   WALTER INDUSTRIES INCORPORATED                                                                          1,693,719
         24,000   YANLORD LAND GROUP LIMITED                                                                                 38,308
          3,315   YIT OYJ                                                                                                    47,382
         41,800   YTL CORPORATION BHD                                                                                        87,363
         10,000   ZELAN BHD                                                                                                   2,556
            330   ZPH STALPRODUKT SA                                                                                         71,007
                                                                                                                         14,204,593
                                                                                                                     --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.44%
      53,000   ASAHI GLASS COMPANY LIMITED                                                                                  461,365
       7,000   CENTRAL GLASS COMPANY LIMITED                                                                                 34,455
      13,800   DAIKIN INDUSTRIES LIMITED                                                                                    486,448
       5,900   DCM JAPAN HOLDINGS COMPANY LIMITED                                                                            39,756
      34,568   FASTENAL COMPANY<<                                                                                         1,251,362
      27,150   FLETCHER BUILDING LIMITED                                                                                    146,445
       1,100   FLSMIDTH & COMPANY A/S                                                                                        60,910
      27,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                        51,650
       1,002   GEBERIT AG                                                                                                   154,147
       4,315   GRAFTON GROUP PLC                                                                                             22,270
      86,630   HOME DEPOT INCORPORATED                                                                                    2,364,133
       1,700   KCI KONECRANES OYJ                                                                                            48,060
       2,000   KEIYO COMPANY LIMITED                                                                                         10,038
      61,792   KINGFISHER PLC                                                                                               212,958
       2,792   KINGSPAN GROUP PLC                                                                                            25,016
       2,600   KOMERI COMPANY LIMITED                                                                                        69,156
      16,000   MATSUSHITA ELECTRIC WORKS LIMITED                                                                            191,725
      28,000   NIPPON SHEET GLASS COMPANY LIMITED                                                                            98,098
       2,381   REECE AUSTRALIA LIMITED                                                                                       43,267
       1,600   RINNAI CORPORATION                                                                                            79,441
       2,359   RONA INCORPORATED+                                                                                            30,254
      27,354   SANDVIK AB                                                                                                   275,521
       9,000   SANWA SHUTTER CORPORATION                                                                                     33,079
       1,218   SCHINDLER HOLDING AG                                                                                          79,022
       7,009   SCHNEIDER ELECTRIC SA                                                                                        646,097
      24,600   SHERWIN-WILLIAMS COMPANY                                                                                   1,480,920
      89,000   TECHTRONIC INDUSTRIES COMPANY                                                                                 87,272

                   104 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                             VALUE
------------   -------------                                                                                         --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
            749   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                      $       38,924
          1,713   WIENERBERGER AG                                                                                            39,096
                                                                                                                          8,560,885
                                                                                                                     --------------
BUSINESS SERVICES: 5.98%
        333,969   3COM CORPORATION+                                                                                       1,452,765
         28,189   AARON RENTS INCORPORATED                                                                                  735,733
         40,030   ACTIVISION BLIZZARD INCORPORATED+                                                                         464,748
         67,047   ACXIOM CORPORATION                                                                                        611,469
          3,162   ADECCO SA                                                                                                 151,844
         35,944   ADOBE SYSTEMS INCORPORATED+<<                                                                           1,129,360
         10,043   ADVENT SOFTWARE INCORPORATED+<<                                                                           388,564
         16,584   AEGIS GROUP PLC                                                                                            27,781
            700   AEON DELIGHT COMPANY LIMITED                                                                               10,261
         22,698   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                      1,016,870
         42,904   AKAMAI TECHNOLOGIES INCORPORATED+                                                                         756,827
         14,592   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                      810,732
          1,932   ALTRAN TECHNOLOGIES SA+                                                                                     6,974
         21,773   ANSYS INCORPORATED+                                                                                       765,103
         14,616   ARBITRON INCORPORATED                                                                                     267,765
          5,848   ASIAN PAINTS LIMITED                                                                                      167,721
          3,940   ASSECO POLAND SA                                                                                           86,437
          7,805   ASX LIMITED                                                                                               218,354
            916   ATOS ORIGIN SA+                                                                                            42,994
          6,288   AUSDRILL LIMITED                                                                                            8,025
          5,717   AUTONOMY CORPORATION PLC+                                                                                 121,084
         41,271   AVOCENT CORPORATION+                                                                                      673,543
         17,967   BLACKBOARD INCORPORATED+<<                                                                                618,244
         45,900   BMC SOFTWARE INCORPORATED+                                                                              1,636,335
          1,423   BOLSAS Y MARCADOS ESPANOLES                                                                                50,470
         65,779   BRAMBLES LIMITED                                                                                          413,082
         28,135   BRINK'S HOME SECURITY HOLDINGS+                                                                           879,781
          5,880   BTG PLC+                                                                                                   18,341
         28,000   CA INCORPORATED                                                                                           624,120
         18,739   CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                                861,244
         16,065   CAPITA GROUP PLC                                                                                          178,233
         15,843   CERNER CORPORATION+<<                                                                                     977,672
          6,200   CGI GROUP INCORPORATED+                                                                                    64,110
         47,133   CHECK POINT SOFTWARE TECHNOLOGIES+                                                                      1,313,597
         37,000   CHINA EVERBRIGHT INTERNATIONAL LIMITED                                                                     13,510
        603,688   CHINA UNICOM LIMITED                                                                                      849,009
         45,100   CITRIX SYSTEMS INCORPORATED+<<                                                                          1,609,168
         31,323   COGNEX CORPORATION                                                                                        501,794
         73,378   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                     2,559,425
         20,811   COMPUTERSHARE LIMITED                                                                                     177,830
         67,283   COMPUWARE CORPORATION+                                                                                    485,110
         26,140   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                       924,310
        100,677   CONVERGYS CORPORATION+                                                                                  1,091,339
          3,400   CSK HOLDINGS CORPORATION                                                                                   16,406
             15   CYBERAGENT INCORPORATED                                                                                    14,234
         42,715   CYBERSOURCE CORPORATION+                                                                                  655,675
          2,100   DAISEKI COMPANY LIMITED                                                                                    45,588
          3,959   DAVIS SERVICE GROUP PLC                                                                                    25,393
          2,629   DCC PLC                                                                                                    63,695
         46,961   DELUXE CORPORATION                                                                                        784,718
             17   DENA COMPANY LIMITED                                                                                       53,823

                   Wells Fargo Advantage Master Portfolios 105


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
BUSINESS SERVICES (continued)
         11,100   DENTSU INCORPORATED                                                                                $      255,879
         23,467   DIGITAL RIVER INCORPORATED+                                                                               828,854
         34,572   DIMENSION DATA HOLDINGS PLC                                                                                33,487
          1,353   DISCOUNT INVESTMENT CORPORATION                                                                            31,385
          9,445   DST SYSTEMS INCORPORATED+                                                                                 432,675
            800   DTS CORPORATION                                                                                             7,334
         88,613   EARTHLINK INCORPORATED                                                                                    737,260
         74,808   EBAY INCORPORATED+<<                                                                                    1,656,249
         21,932   ELECTRONIC ARTS INCORPORATED+                                                                             399,601
         39,744   ELECTRONICS FOR IMAGING INCORPORATED+                                                                     422,876
         26,667   EXPERIAN GROUP LIMITED                                                                                    224,660
         48,288   F5 NETWORKS INCORPORATED+<<                                                                             1,665,453
         10,771   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                     592,836
         40,186   FAIR ISAAC CORPORATION                                                                                    896,148
         47,174   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                                                   1,158,593
          1,415   FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                                     43,590
            638   FIRSTSERVICE CORPORATION+                                                                                  10,199
         38,614   FISERV INCORPORATED+                                                                                    1,863,126
          7,014   FOCUS MEDIA HOLDING LIMITED+<<                                                                             62,845
          8,186   FORRESTER RESEARCH INCORPORATED+                                                                          192,698
         21,000   GALLANT VENTURE LIMITED+                                                                                    4,445
          1,693   GARDA WORLD SECURITY CORPORATION CLASS A+                                                                   7,841
         14,700   GARTNER INCORPORATED+                                                                                     244,902
              9   GCA SAVVIAN GROUP CORPORATION                                                                              10,243
          2,862   GEMALTO NV+                                                                                               118,987
            353   GFK SE                                                                                                     10,769
        150,333   GLG PARTNERS INCORPORATED<<                                                                               593,815
         19,472   GLOBAL PAYMENTS INCORPORATED                                                                              826,392
         16,776   GOOGLE INCORPORATED CLASS A+                                                                            7,744,976
         25,928   GREATEK ELECTRONIC INCORPORATED                                                                            23,828
        112,000   GUANGDONG INVESTMENT LIMITED                                                                               57,370
          4,345   HAVAS SA                                                                                                   13,249
          4,000   HAW PAR CORPORATION LIMITED                                                                                14,435
            700   HITACHI INFORMATION SYSTEMS LIMITED                                                                        21,741
         24,642   HLTH CORPORATION+<<                                                                                       357,555
         15,411   HMS HOLDINGS CORPORATION+                                                                                 579,608
          1,137   HOMESERVE PLC                                                                                              27,172
         48,500   HONG KONG EXCHANGES & CLEARING LIMITED                                                                    844,790
         21,783   HOUSING DEVELOPMENT FINANCE CORPORATION                                                                 1,103,917
         13,270   HURON CONSULTING GROUP INCORPORATED+<<                                                                    249,741
          9,000   HYFLUX LIMITED                                                                                             17,926
            717   I-FLEX SOLUTIONS LIMITED                                                                                   25,498
            383   ILIAD SA                                                                                                   39,237
         49,000   IMS HEALTH INCORPORATED                                                                                   679,140
         24,915   INDUSTREA LIMITED                                                                                          10,003
         22,659   INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                               48,265
         53,769   INFORMATICA CORPORATION+                                                                                  964,078
         24,277   INFOSYS TECHNOLOGIES LIMITED ADR<<                                                                      1,049,495
        131,083   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                              824,512
          5,289   INTERSERVE PLC                                                                                             20,621
          1,200   INTRUM JUSTITIA AB                                                                                         12,770
         73,142   INTUIT INCORPORATED+                                                                                    2,031,153
          2,961   INVOCARE LIMITED                                                                                           13,940
            407   IPSOS                                                                                                      11,334
          2,812   IRESS MARKET TECHNOLOGY LIMITED                                                                            19,584
         46,031   IRON MOUNTAIN INCORPORATED+<<                                                                           1,348,248

                   106 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
BUSINESS SERVICES (continued)
         37,264   ITAUSA INVESTIMENTOS ITAU SA                                                                       $      208,988
          1,281   JC DECAUX SA                                                                                               27,749
         36,884   JUNIPER NETWORKS INCORPORATED+                                                                            850,914
          1,276   JYSKE BANK+                                                                                                54,067
             12   KABU.COM SECURITIES COMPANY LIMITED                                                                        14,960
             16   KAKAKU.COM INCORPORATED                                                                                    59,839
             22   KENEDIX INCORPORATED                                                                                       10,628
         56,138   KEPPEL CORPORATION LIMITED                                                                                296,478
          4,287   KONE OYJ                                                                                                  149,038
          5,000   KYOWA EXEO CORPORATION                                                                                     50,403
         34,983   LAMAR ADVERTISING COMPANY+<<                                                                              800,761
         23,821   LENDER PROCESSING SERVICES INCORPORATED                                                                   816,584
          2,820   LG DACOM CORPORATION                                                                                       41,547
         41,058   LOGICACMG PLC                                                                                              76,866
          1,440   LOOMIS AB                                                                                                  13,452
            452   MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                                  12,593
         43,191   MAN GROUP PLC                                                                                             189,141
         21,500   MANPOWER INCORPORATED                                                                                   1,111,550
         81,000   MARUBENI CORPORATION                                                                                      403,041
          5,496   MASTERCARD INCORPORATED CLASS A<<                                                                       1,113,654
         37,585   MCAFEE INCORPORATED+                                                                                    1,495,131
         57,693   MENTOR GRAPHICS CORPORATION+                                                                              509,429
          6,620   MICHAEL PAGE INTERNATIONAL PLC                                                                             36,707
        550,571   MICROSOFT CORPORATION                                                                                  13,571,575
         73,600   MITSUBISHI CORPORATION                                                                                  1,490,983
          3,000   MITSUI-SOKO COMPANY LIMITED                                                                                11,639
             44   MONEX BEANS HOLDINGS INCORPORATED                                                                          18,607
         31,457   MONSTER WORLDWIDE INCORPORATED+<<                                                                         510,233
            700   MOSHI MOSHI HOTLINE INCORPORATED                                                                           13,616
         76,562   MPS GROUP INCORPORATED+                                                                                   754,901
          3,324   N BROWN GROUP PLC                                                                                          11,943
         36,885   NCR CORPORATION+                                                                                          491,677
            800   NEC FIELDING LIMITED                                                                                       12,492
          8,300   NETEASE.COM INCORPORATED ADR+<<                                                                           348,517
         28,401   NETFLIX INCORPORATED+<<                                                                                 1,239,988
            500   NIPPON KANZAI COMPANY LIMITED                                                                               7,856
          1,400   NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                                  14,850
         87,961   NOVELL INCORPORATED+                                                                                      382,630
            600   NS SOLUTIONS CORPORATION                                                                                   10,530
         15,246   NWS HOLDINGS LIMITED                                                                                       29,703
            300   OBIC BUSINESS CONSULTANTS LIMITED                                                                          14,508
          1,300   OPEN TEXT CORPORATION+                                                                                     45,789
        266,215   ORACLE CORPORATION                                                                                      5,822,122
          3,458   PATNI COMPUTER SYSTEMS LIMITED                                                                             30,061
          1,942   PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                       67,543
          4,384   PROGRAMMED MAINTENANCE SERVICES LIMITED                                                                    14,080
         24,479   PROGRESS SOFTWARE CORPORATION+                                                                            545,392
         24,488   PSION PLC                                                                                                  40,663
          4,100   QUALITY SYSTEMS INCORPORATED<<                                                                            220,744
         47,358   RED HAT INCORPORATED+<<                                                                                 1,087,340
          9,839   REGUS PLC                                                                                                  16,514
         57,294   RENT-A-CENTER INCORPORATED+                                                                             1,130,411
          2,129   RITCHIE BROS. AUCTIONEERS INCORPORATED                                                                     53,480
         37,740   ROBERT HALF INTERNATIONAL INCORPORATED                                                                    992,185
            914   ROYALBLUE GROUP PLC                                                                                        16,992
          3,331   RPS GROUP PLC                                                                                              10,845

                   Wells Fargo Advantage Master Portfolios 107


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
BUSINESS SERVICES (continued)
          1,900   S1 CORPORATION+                                                                                    $       11,951
          1,493   S1 CORPORATION INCORPORATED (KOREA)                                                                        60,251
         25,740   SALESFORCE.COM INCORPORATED+<<                                                                          1,335,134
         23,587   SAP AG                                                                                                  1,151,724
         16,451   SATYAM COMPUTER SERVICES LIMITED<<                                                                        109,564
          8,400   SECURITAS AB                                                                                               81,894
          5,403   SECURITAS SYSTEMS AB CLASS B                                                                                9,943
          7,640   SEEK LIMITED                                                                                               34,740
            117   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                           144,634
        197,500   SHENZHEN INTERNATIONAL HOLDINGS                                                                            14,780
          1,020   SHREE CEMENT LIMITED                                                                                       32,082
          4,000   SIA ENGINEERING COMPANY                                                                                     7,190
         25,666   SINGAPORE AIRPORT TERMINAL SERVICES LIMITED                                                                43,995
         49,000   SINGAPORE EXCHANGE LIMITED                                                                                284,285
              4   SO-NET ENTERTAINMENT CORPORATION                                                                            7,987
            414   SOFTWARE AG                                                                                                31,706
          3,200   SOHGO SECURITY SERVICES COMPANY LIMITED                                                                    39,996
         46,680   SONICWALL INCORPORATED+                                                                                   349,633
          2,700   SQUARE ENIX COMPANY LIMITED                                                                                69,495
          7,000   STELLA INTERNATIONAL                                                                                       11,669
            900   SUMISHO COMPUTER SYSTEMS                                                                                   14,934
          7,000   SUMITOMO WAREHOUSE COMPANY LIMITED                                                                         34,078
        203,256   SUN MICROSYSTEMS INCORPORATED+                                                                          1,886,216
         30,500   SWIRE PACIFIC LIMITED                                                                                     318,165
            544   SXC HEALTH SOLUTIONS CORPORATION+                                                                          22,242
         20,658   SYBASE INCORPORATED+                                                                                      719,931
         36,000   SYNOPSYS INCORPORATED+                                                                                    764,280
         24,000   TAIWAN SECOM                                                                                               35,253
          1,006   TELEPERFORMANCE                                                                                            34,563
         20,815   TELETECH HOLDINGS INCORPORATED+                                                                           355,104
        453,865   TELMEX INTERNACIONAL SAB DE CV                                                                            292,964
            863   TEMENOS GROUP AG+                                                                                          17,319
          1,300   TEMP HOLDINGS COMPANY LIMITED                                                                              11,037
         28,135   THE BRINK'S COMPANY                                                                                       741,357
            187   THOMSON REUTERS ADR                                                                                        35,738
         54,939   THQ INCORPORATED+<<                                                                                       302,714
        152,003   TIBCO SOFTWARE INCORPORATED+                                                                            1,348,267
            800   TKC AS                                                                                                     15,605
            600   TOKYU LIVABLE INCORPORATED                                                                                  5,468
         23,442   TOMKINS PLC                                                                                                68,120
            929   TOMTOM NV+                                                                                                 13,698
          1,700   TOPPAN FORMS COMPANY LIMITED                                                                               23,824
         54,167   TOTAL SYSTEM SERVICES INCORPORATED                                                                        826,588
          7,809   TOWER AUSTRALIA GROUP LIMITED                                                                              16,500
         10,500   TOYOTA TSUSHO CORPORATION                                                                                 170,505
          1,300   TRANSCOSMOS INCORPORATED                                                                                   14,767
          5,259   TRAVIS PERKINS PLC                                                                                         69,090
        279,202   UNISYS CORPORATION+                                                                                       681,253
         70,492   UNITED ONLINE INCORPORATED                                                                                493,444
            952   USG PEOPLE NV                                                                                              15,404
         48,300   VERISIGN INCORPORATED+<<                                                                                1,023,477
         15,356   VIAD CORPORATION                                                                                          277,483
          1,430   VIOHALCO SA                                                                                                 8,836
         30,438   VISA INCORPORATED<<                                                                                     2,164,142
         13,145   VMWARE INCORPORATED+<<                                                                                    465,727
         25,158   WEBSENSE INCORPORATED+<<                                                                                  381,395

                   108 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
BUSINESS SERVICES (continued)
         58,500   WHARF HOLDINGS LIMITED                                                                             $      262,291
             13   WORKS APPLICATIONS COMPANY LIMITED                                                                          8,508
          1,726   WS ATKINS PLC                                                                                              17,997
         89,650   YAHOO! INCORPORATED+<<                                                                                  1,309,787
            658   YAHOO! JAPAN CORPORATION                                                                                  223,812
            700   ZENRIN COMPANY LIMITED                                                                                      9,449
                                                                                                                        115,616,452
                                                                                                                     --------------
CASINO & GAMING: 0.08%
         55,703   MGM MIRAGE+<<                                                                                             471,804
        110,000   SJM HOLDINGS LIMITED                                                                                       45,984
         18,988   WYNN RESORTS LIMITED+<<                                                                                 1,027,820
                                                                                                                          1,545,608
                                                                                                                     --------------
CHEMICALS: 0.00%
          6,628   GODREJ INDUSTRIES LIMITED                                                                                  25,684
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 7.75%
        107,094   ABBOTT LABORATORIES                                                                                     4,843,862
          2,884   ACTELION LIMITED+                                                                                         166,411
          4,400   ADEKA CORPORATION                                                                                          44,213
          4,200   AGRIUM INCORPORATED                                                                                       200,840
          2,800   AICA KOGYO COMPANY LIMITED                                                                                 28,978
          6,951   AIR LIQUIDE SA                                                                                            741,896
         13,740   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   1,030,912
          7,000   AIR WATER INCORPORATED                                                                                     80,494
          6,155   AKZO NOBEL NV                                                                                             348,587
         20,359   ALEXION PHARMACEUTICALS INCORPORATED+                                                                     919,005
         58,120   ALKERMES INCORPORATED+                                                                                    525,986
         70,200   AMGEN INCORPORATED+                                                                                     4,193,748
            285   AMOREPACIFIC CORPORATION                                                                                  166,130
          3,400   ARISAWA MANUFACTURING COMPANY LIMITED                                                                      27,332
          1,700   ASAHI HOLDINGS INCORPORATED                                                                                29,232
         63,000   ASAHI KASEI CORPORATION                                                                                   303,321
          3,000   ASAHI ORGANIC CHEMICALS INDUSTRY COMPANY LIMITED                                                            7,899
         21,800   ASTELLAS PHARMA INCORPORATED                                                                              873,874
         38,747   ASTRAZENECA PLC                                                                                         1,791,419
            734   ATRIUM INNOVATIONS INCORPORATED+                                                                            8,984
         31,000   AVERY DENNISON CORPORATION                                                                                957,900
         24,502   BASF AG                                                                                                 1,278,246
         20,600   BATU KAWAN BHD                                                                                             54,169
         19,007   BIOGEN IDEC INCORPORATED+                                                                                 954,341
         61,441   BIOMARIN PHARMACEUTICAL INCORPORATED+                                                                   1,011,933
          2,900   BIOVAIL CORPORATION                                                                                        37,060
        100,325   BRISTOL-MYERS SQUIBB COMPANY                                                                            2,220,192
            300   C UYEMURA & COMPANY LIMITED                                                                                12,896
         46,252   CABOT CORPORATION                                                                                         915,327
         33,770   CALGON CARBON CORPORATION+                                                                                482,911
          3,906   CARDIOME PHARMA CORPORATION+                                                                               17,661
         39,465   CELANESE CORPORATION CLASS A                                                                            1,005,174
         12,915   CF INDUSTRIES HOLDINGS INCORPORATED                                                                     1,054,639
         15,956   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                    550,322
         11,968   CHATTEM INCORPORATED+<<                                                                                   732,920
            725   CHEMRING GROUP PLC                                                                                         24,656
         64,000   CHINA AGRI-INDUSTRIES HOLDINGS LIMITED                                                                     44,921
         90,100   CHINA PETROCHEMICAL DEVELOPMENT CORPORATION                                                                26,113

                   Wells Fargo Advantage Master Portfolios 109


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
CHEMICALS & ALLIED PRODUCTS (continued)
         16,000   CHINA PHARMACEUTICAL GROUP LIMITED                                                                 $        8,732
          9,000   CHINA STEEL CHEMICAL CORPORATION                                                                           19,003
          1,377   CHRISTIAN DIOR SA                                                                                         127,605
         11,400   CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                     232,778
          2,000   CHUGOKU MARINE PAINTS LIMITED                                                                              12,638
         17,595   CHURCH & DWIGHT COMPANY INCORPORATED                                                                    1,005,202
            645   CIECH SA                                                                                                    9,568
          4,697   CLARIANT AG                                                                                                42,450
         34,400   CLOROX COMPANY                                                                                          2,032,696
         34,651   COLGATE-PALMOLIVE COMPANY                                                                               2,519,128
          2,856   CRODA INTERNATIONAL                                                                                        29,198
         28,404   CSL LIMITED                                                                                               773,268
         35,303   CUBIST PHARMACEUTICALS INCORPORATED+                                                                      730,066
         41,250   CYTEC INDUSTRIES INCORPORATED                                                                           1,191,713
         16,000   DAICEL CHEMICAL INDUSTRIES LIMITED                                                                        103,514
         30,500   DAIICHI SANKYO COMPANY LIMITED                                                                            650,645
          4,000   DAINICHISEIKA COLOR & CHEMICALS MANUFACTURING COMPANY LIMITED                                              14,014
         33,000   DAINIPPON INK & CHEMICALS INCORPORATED                                                                     51,424
          6,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                  67,770
          4,000   DAISO COMPANY LIMITED                                                                                      11,478
          1,106   DC CHEMICAL COMPANY LIMITED                                                                               220,952
         23,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                        97,389
         54,144   DOW CHEMICAL COMPANY                                                                                    1,152,726
          8,129   DR. REDDYS LABORATORIES LIMITED                                                                           132,012
            500   EARTH CHEMICAL COMPANY LIMITED                                                                             14,401
         18,667   EASTMAN CHEMICAL COMPANY                                                                                  973,671
         42,238   ECOLAB INCORPORATED                                                                                     1,786,245
         42,991   EI DU PONT DE NEMOURS & COMPANY                                                                         1,372,703
         12,700   EISAI COMPANY LIMITED                                                                                     465,416
         10,917   ELAN CORPORATION PLC+                                                                                      79,208
          9,136   ELEMENTIS PLC                                                                                               7,771
         50,100   ELI LILLY & COMPANY                                                                                     1,676,346
         27,482   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               985,230
         53,869   ETERNAL CHEMICAL COMPANY LIMITED                                                                           46,723
          1,500   FANCL CORPORATION                                                                                          21,150
         20,000   FIBRECHEM TECHNOLOGIES LIMITED(a)                                                                               0
         18,547   FMC CORPORATION                                                                                           884,692
         15,565   FOREST LABORATORIES INCORPORATED+                                                                         455,588
        349,170   FORMOSA CHEMICALS & FIBRE CORPORATION                                                                     612,067
        409,810   FORMOSA PLASTICS CORPORATION                                                                              737,039
          4,573   FRESENIUS KABI PHARMACEUTICALS HOLDING INCORPORATED+                                                        2,835
          1,818   FRUTAROM INDUSTRIES LIMITED                                                                                14,027
          1,000   FUJIMI INCORPORATED                                                                                        15,519
          4,000   FUSO PHARMACEUTICAL INDUSTRIES LIMITED                                                                     12,896
         18,453   GENZYME CORPORATION+                                                                                    1,028,017
         63,202   GILEAD SCIENCES INCORPORATED+                                                                           2,847,882
            190   GIVAUDAN SA                                                                                               136,547
        152,513   GLAXOSMITHKLINE PLC                                                                                     2,986,849
          1,272   H LUNDBECK AS                                                                                              25,111
          6,373   HANWHA CHEMICAL CORPORATION                                                                                66,338
          3,239   HENKEL KGAA                                                                                               108,425
          4,406   HENKEL KGAA PREFERRED                                                                                     174,082
          2,070   HIKMA PHARMACEUTICALS PLC                                                                                  15,602
          3,900   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                             150,467
          5,100   HITACHI CHEMICAL COMPANY LIMITED                                                                          105,289
            827   HONAM PETROCHEMICAL CORPORATION                                                                            62,113

                   110 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
CHEMICALS & ALLIED PRODUCTS (continued)
        142,214   HUNTSMAN CORPORATION<<                                                                             $    1,221,618
         36,537   IDEXX LABORATORIES INCORPORATED+<<                                                                      1,854,618
         42,982   IMMUCOR INCORPORATED+<<                                                                                   777,544
         75,156   INCITEC PIVOT LIMITED                                                                                     191,202
            815   INTERCELL AG+                                                                                              29,210
         22,520   INTERMUNE INCORPORATED+<<                                                                                 341,854
         21,615   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           769,926
         48,409   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                           1,723,360
            346   IPSEN                                                                                                      17,113
        363,121   IRPC PCL                                                                                                   40,999
         10,000   ISHIHARA SANGYO KAISHA LIMITED+                                                                            10,639
         37,248   ISRAEL CHEMICALS LIMITED                                                                                  415,392
          5,585   JOHNSON MATTHEY PLC                                                                                       128,744
          9,600   JSR CORPORATION                                                                                           168,890
          5,054   JUBILANT ORGANOSYS LIMITED                                                                                 24,357
          3,408   K+S AG                                                                                                    172,760
          4,000   KAKEN PHARMACEUTICAL COMPANY LIMITED                                                                       36,539
        368,000   KALBE FARMA TBK PT                                                                                         46,365
         14,000   KANEKA CORPORATION                                                                                        103,063
         11,000   KANSAI PAINT COMPANY LIMITED                                                                               89,608
         25,000   KAO CORPORATION                                                                                           634,068
            469   KCC CORPORATION                                                                                           119,419
          1,400   KEMIRA OYJ                                                                                                 20,592
         66,512   KING PHARMACEUTICALS INCORPORATED+                                                                        690,395
         26,500   KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                       83,598
          2,000   KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                      47,609
          1,500   KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                                   67,383
          4,806   KONINKLIJKE DSM NV                                                                                        175,176
          2,000   KYORIN COMPANY LIMITED                                                                                     33,982
         15,000   KYOWA HAKKO KOGYO COMPANY LIMITED                                                                         182,160
          8,346   LA SEDA DE BARCELONA SA+                                                                                    4,068
          1,898   LANXESS                                                                                                    57,467
         30,100   LEE CHANG YUNG CHEMICAL INDUSTRY CORPORATION                                                               32,600
            756   LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                                131,055
         42,818   LIFE TECHNOLOGIES CORPORATION+                                                                          1,906,686
          2,600   LINTEC CORPORATION                                                                                         54,515
         11,000   LION CORPORATION                                                                                           56,271
          1,076   LONZA GROUP AG                                                                                            105,679
         18,509   LUBRIZOL CORPORATION                                                                                    1,179,393
         18,889   MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                         86,549
            900   MANDOM CORPORATION                                                                                         26,163
         19,844   MARTEK BIOSCIENCES CORPORATION+<<                                                                         487,170
         28,416   MEDICINES COMPANY+<<                                                                                      216,530
         48,940   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                                903,922
        109,113   MERCK & COMPANY INCORPORATED                                                                            3,538,535
          1,723   MERCK KGAA                                                                                                156,234
          2,200   METHANEX CORPORATION                                                                                       39,388
            400   MILBON COMPANY LIMITED                                                                                     10,876
         11,521   MINERALS TECHNOLOGIES INCORPORATED                                                                        516,602
          2,500   MIRACA HOLDINGS INCORPORATED                                                                               72,139
         64,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                  290,940
         21,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                              123,450
         35,000   MITSUI CHEMICALS INCORPORATED                                                                             132,402
         37,508   MONSANTO COMPANY                                                                                        3,146,171
            300   MURAMOTO ELECTRON THAILAND PCL                                                                              1,279
         83,217   MYLAN LABORATORIES INCORPORATED+<<                                                                      1,220,793

                   Wells Fargo Advantage Master Portfolios 111


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
CHEMICALS & ALLIED PRODUCTS (continued)
         36,030   NALCO HOLDING COMPANY                                                                              $      644,937
        534,570   NAN YA PLASTICS CORPORATION                                                                               744,612
         34,516   NBTY INCORPORATED+                                                                                      1,279,163
          1,100   NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                                   38,184
          2,000   NIHON PARKERIZING COMPANY LIMITED                                                                          24,524
          4,000   NIPPON CHEMICAL INDUSTRIAL COMPANY LIMITED                                                                 13,541
          8,000   NIPPON KAYAKU COMPANY LIMITED                                                                              70,156
         12,000   NIPPON PAINT COMPANY LIMITED                                                                               68,092
          2,000   NIPPON SHINYAKU COMPANY LIMITED                                                                            25,836
          6,000   NIPPON SHOKUBAI COMPANY LIMITED                                                                            56,679
          5,000   NIPPON SODA COMPANY LIMITED                                                                                23,751
          8,000   NISSAN CHEMICAL INDUSTRIES LIMITED                                                                        117,184
          7,600   NITTO DENKO CORPORATION                                                                                   230,328
          9,000   NOF CORPORATION                                                                                            51,263
         65,318   NOVARTIS AG                                                                                             3,027,488
         12,540   NOVO NORDISK AS CLASS B                                                                                   764,421
          4,727   NUFARM LIMITED                                                                                             42,789
            867   NUPLEX INDUSTRIES LIMITED                                                                                   1,475
         59,832   OLIN CORPORATION                                                                                        1,001,588
         26,660   OM GROUP INCORPORATED+<<                                                                                  725,419
            289   OMEGA PHARMA SA                                                                                            11,155
          5,400   ONO PHARMACEUTICAL COMPANY LIMITED                                                                        265,212
         34,920   ONYX PHARMACEUTICALS INCORPORATED+                                                                      1,119,884
         33,660   ORIENTAL UNION CHEMICAL CORPORATION                                                                        19,174
            844   ORION OYJ                                                                                                  14,423
         14,563   OSI PHARMACEUTICALS INCORPORATED+                                                                         486,695
         29,967   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                612,825
         34,967   PAREXEL INTERNATIONAL CORPORATION+                                                                        448,627
            173   PAZ OIL COMPANY LIMITED                                                                                    24,528
         52,209   PERRIGO COMPANY                                                                                         1,541,210
          2,943   PETKIM PETROKIMYA HOLDING SA                                                                               14,027
        347,848   PFIZER INCORPORATED                                                                                     5,809,062
         18,358   PHARMERICA CORPORATION+<<                                                                                 368,078
          8,328   PPG INDUSTRIES INCORPORATED                                                                               461,371
         21,002   PRAXAIR INCORPORATED                                                                                    1,609,173
        203,982   PROCTER & GAMBLE COMPANY                                                                               11,037,466
         37,894   PT TEMPO SCAN PACIFIC TBK+                                                                                  2,556
          5,400   PTT CHEMICAL PCL                                                                                           10,479
         20,400   PTT CHEMICAL PCL ADR                                                                                       37,489
          3,917   PZ CUSSONS PLC                                                                                             13,869
         18,964   RANBAXY LABORATORIES LIMITED                                                                              127,339
         16,514   RECKITT BENCKISER GROUP                                                                                   766,999
          6,569   RECORDATI SPA                                                                                              44,309
         50,892   RELIANCE INDUSTRIES LIMITED                                                                             2,089,986
          2,099   RHODIA SA                                                                                                  25,401
            638   RICHTER GEDEON PLC                                                                                        127,807
             44   RIETER HOLDING AG                                                                                           8,020
          5,000   ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                       63,998
        111,317   RPM INTERNATIONAL INCORPORATED                                                                          1,812,241
          3,000   SAKAI CHEMICAL INDUSTRY COMPANY LIMITED                                                                    14,508
         27,670   SANOFI-AVENTIS SA                                                                                       1,877,089
         17,805   SANOFI-AVENTIS SA ADR                                                                                     606,616
          3,600   SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                     121,096
          3,000   SANYO CHEMICAL INDUSTRIES LIMITED                                                                          18,700
            700   SAWAI PHARMACEUTICAL COMPANY LIMITED                                                                       40,398
        112,349   SCHERING-PLOUGH CORPORATION                                                                             3,165,995

                   112 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
CHEMICALS & ALLIED PRODUCTS (continued)
         27,194   SCOTTS MIRACLE-GRO COMPANY                                                                         $    1,106,524
          1,400   SEIKAGAKU CORPORATION                                                                                      17,919
         42,272   SENSIENT TECHNOLOGIES CORPORATION                                                                       1,102,031
          1,319   SGL CARBON AG+                                                                                             48,748
         19,300   SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                      1,140,785
         15,000   SHIONOGI & COMPANY LIMITED                                                                                367,544
         14,387   SHIRE LIMITED                                                                                             239,600
            333   SHISEIDO COMPANY LIMITED                                                                                    5,844
         56,000   SHOWA DENKO KK                                                                                            120,967
          9,866   SIDI KERIR PETROCHEMCIALS COMPANY                                                                          20,653
         44,652   SIGMA PHARMACEUTICALS LIMITED                                                                              45,477
         25,944   SIGMA-ALDRICH CORPORATION                                                                               1,317,955
        114,000   SINOCHEM HONG KONG HOLDING LIMITED                                                                         51,628
         22,993   SMITH & NEPHEW PLC                                                                                        196,141
          6,981   SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                             243,815
          1,558   SOLVAY SA                                                                                                 164,055
          2,000   SSP COMPANY LIMITED                                                                                        10,682
            700   ST CORPORATION                                                                                              8,192
          1,198   STADA ARZNEIMITTEL AG                                                                                      27,016
            600   STELLA CHEMIFA CORPORATION                                                                                 28,243
         23,625   STERLITE INDUSTRIES INDIA LIMITED ADR                                                                      56,879
            700   SUMIDA ELECTRIC                                                                                            17,792
          9,000   SUMITOMO BAKELITE COMPANY LIMITED                                                                          45,846
         82,000   SUMITOMO CHEMICAL COMPANY LIMITED                                                                         393,036
          2,280   SYMRISE AG                                                                                                 37,687
          2,584   SYNGENTA AG                                                                                               607,627
         54,000   TAIWAN FERTILIZER COMPANY LIMITED                                                                         156,505
         16,000   TAIYO NIPPON SANSO CORPORATION                                                                            169,371
          3,000   TAKASAGO INTERNATIONAL CORPORATION                                                                         16,378
         33,000   TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                   1,329,930
         10,000   TANABE SEIYAKU COMPANY LIMITED                                                                            131,220
         22,881   TERRA INDUSTRIES INCORPORATED                                                                             711,828
            332   TESSENDERLO CHEMIE NV                                                                                      11,580
         30,953   TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                                  1,592,684
         26,399   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                              1,359,548
        611,100   THAI PETROCHEM                                                                                             68,998
          9,964   THE MOSAIC COMPANY                                                                                        482,955
         72,700   TITAN CHEMICALS CORPORATION                                                                                24,361
         11,000   TOAGOSEI COMPANY LIMITED                                                                                   36,056
          9,000   TOKAI CARBON COMPANY LIMITED                                                                               46,233
         11,000   TOKUYAMA CORPORATION                                                                                       76,840
          1,900   TOKYO OHKA KOKYO                                                                                           44,922
         28,000   TOSOH CORPORATION                                                                                          81,247
         10,000   TOYO INK MANUFACTURING COMPANY LIMITED                                                                     35,465
          3,609   TRANSPORTADORA DE GAS DEL SUR SA                                                                            8,120
          3,000   TSUMURA & COMPANY                                                                                         106,394
         15,268   TURK SISE VE CAM FABRIKALARI AS+                                                                           16,183
         45,000   UBE INDUSTRIES LIMITED JAPAN                                                                              139,280
          2,614   UCB SA                                                                                                    101,706
        161,000   UNILEVER INDONESIA TBK PT                                                                                 161,319
         14,378   UNITED THERAPEUTICS CORPORATION+                                                                        1,315,731
        102,183   USEC INCORPORATED+<<                                                                                      464,933
         80,658   VALSPAR CORPORATION                                                                                     2,160,021
         43,009   VERTEX PHARMACEUTICALS INCORPORATED+                                                                    1,608,967
          3,441   VICTREX PLC                                                                                                39,605
            357   WACKER CHEMIE AG                                                                                           42,996

                   Wells Fargo Advantage Master Portfolios 113


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
CHEMICALS & ALLIED PRODUCTS (continued)
         23,200   WARNER CHILCOTT LIMITED+<<                                                                         $      472,584
         36,392   WR GRACE & COMPANY+                                                                                       608,838
         68,091   WYETH                                                                                                   3,258,154
            596   YUHAN CORPORATION                                                                                          92,342
          8,000   ZEON CORPORATION                                                                                           39,291
          1,000   ZERIA PHARMACEUTICAL COMPANY LIMITED                                                                       10,682
                                                                                                                        149,750,970
                                                                                                                     --------------
COAL MINING: 0.64%
         45,174   ALPHA NATURAL RESOURCES INCORPORATED+<<                                                                 1,459,572
         40,360   ARCH COAL INCORPORATED                                                                                    699,035
         59,478   BHP BILLITON PLC                                                                                        1,576,346
      1,458,858   BUMI RESOURCES TBK PT                                                                                     419,711
         11,858   CENTENNIAL COAL COMPANY LIMITED                                                                            35,179
        286,962   CHINA COAL ENERGY COMPANY                                                                                 363,217
        269,500   CHINA SHENHUA ENERGY COMPANY LIMITED                                                                    1,086,630
         44,876   CONSOL ENERGY INCORPORATED                                                                              1,678,811
            621   CUDECO LIMITED+                                                                                             2,498
          4,256   FELIX RESOURCES LIMITED                                                                                    62,087
        168,000   FUSHAN INTERNATIONAL ENERGY GROUP LIMITED+                                                                114,233
         32,000   HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED                                                          31,709
        106,000   INDIKA ENERGY TBK PT                                                                                       25,764
         29,000   INDO TAMBANGRAYA MEGAH PT                                                                                  70,198
         87,767   INTERNATIONAL COAL GROUP INCORPORATED+<<                                                                  266,812
          5,272   KUMBA IRON ORE LIMITED                                                                                    170,429
          4,158   MACARTHUR COAL LIMITED                                                                                     30,434
         20,862   MASSEY ENERGY COMPANY<<                                                                                   564,943
          6,099   MINERAL DEPOSIT LIMITED+                                                                                    3,402
          4,901   NEYVELI LIGNITE CORPORATION LIMITED                                                                        13,069
         45,611   PATRIOT COAL CORPORATION+<<                                                                               404,113
         18,172   PEABODY ENERGY CORPORATION                                                                                593,861
         28,005   PENN VIRGINIA CORPORATION                                                                                 536,576
        149,000   PT ASTRA INTERNATIONAL INCORPORATED                                                                       445,670
         60,500   PT TAMBANG BATUBARA BUKIT ASAM TBK                                                                         78,026
         34,484   SASOL LIMITED                                                                                           1,298,818
         10,399   SINO GOLD MINING LIMITED+                                                                                  58,800
         22,000   STRAITS ASIA RESOURCES LIMITED                                                                             32,215
          2,322   UK COAL PLC+                                                                                                4,536
          5,002   WHITEHAVEN COAL LIMITED                                                                                    14,247
        146,000   YANZHOU COAL MINING COMPANY LIMITED                                                                       207,591
                                                                                                                         12,348,532
                                                                                                                     --------------
COMMERCIAL SERVICES: 0.00%
          4,000   PARK24 COMPANY LIMITED                                                                                     40,408
                                                                                                                     --------------
COMMUNICATION & INFORMATION: 0.02%
         33,104   WPP PLC                                                                                                   279,970
                                                                                                                     --------------
COMMUNICATIONS: 4.13%
         44,000   ADVANCED INFO SERVICE PCL                                                                                 111,585
         53,900   ADVANCED INFO SERVICE PCL THB                                                                             142,635
          2,110   AGORA SA                                                                                                   17,238
            800   AIPHONE COMPANY LIMITED                                                                                    13,971
         60,378   ALCATEL SA                                                                                                229,380
          2,211   ALVARION LIMITED+                                                                                           8,355
      1,064,636   AMERICA MOVIL SA DE CV                                                                                  2,396,462

                   114 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
COMMUNICATIONS (continued)
         11,397   AMERICA MOVIL SA DE CV CLASS A+                                                                    $       25,774
         27,472   AMERICAN TOWER CORPORATION CLASS A+                                                                       869,489
         18,154   ANIXTER INTERNATIONAL INCORPORATED+<<                                                                     636,842
          1,425   ANTENA 3 DE TELEVISION SA                                                                                  14,913
         11,012   APN NEWS & MEDIA LIMITED                                                                                   17,591
          1,753   ARNOLDO MONDADORI EDITORE SPA                                                                               7,539
          1,300   ASATSU-DK INCORPORATED                                                                                     28,082
         87,800   ASTRO ALL ASIA NETWORKS PLC                                                                                86,765
        307,415   AT&T INCORPORATED                                                                                       8,008,161
         15,840   AUSTAR UNITED COMMUNICATIONS LIMITED+                                                                      13,990
         21,200   BCE INCORPORATED                                                                                          520,923
          3,872   BELGACOM SA                                                                                               145,212
          1,269   BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                            31,193
         73,300   BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                       153,259
        113,702   BHARTI AIRTEL LIMITED                                                                                     988,794
         57,736   BRIGHTPOINT INCORPORATED+                                                                                 423,782
         27,794   BRITISH SKY BROADCASTING PLC                                                                              247,050
        201,335   BT GROUP PLC                                                                                              453,624
         63,027   CABLE & WIRELESS PLC                                                                                      152,265
         61,920   CABLEVISION SYSTEMS CORPORATION                                                                         1,383,293
        276,700   CARSO GLOBAL TELECOM SA DE CV+                                                                          1,127,168
         81,571   CENTURYTEL INCORPORATED                                                                                 2,629,034
         48,240   CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                        1,681
        197,000   CHINA MOBILE LIMITED                                                                                    1,916,508
      1,108,000   CHINA TELECOM CORPORATION LIMITED                                                                         567,549
        403,830   CHUNGHWA TELECOM COMPANY LIMITED                                                                          691,933
        187,192   CINCINNATI BELL INCORPORATED+                                                                             623,349
            351   CITIC 1616 HOLDINGS LIMITED                                                                                    89
            394   COGECO CABLE INCORPORATED                                                                                   9,764
          4,296   COLT TELECOM GROUP SA+                                                                                      8,469
        140,309   COMCAST CORPORATION CLASS A<<                                                                           2,149,534
         56,200   COMCAST CORPORATION CLASS A SPECIAL (NON VOTING)                                                          819,958
         11,025   COMPAL COMMUNICATIONS INCORPORATED                                                                          9,797
          1,591   CORUS ENTERTAINMENT INCORPORATED CLASS B                                                                   21,756
         61,244   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                 1,645,014
         11,824   CYBERTAN TECHNOLOGY INCORPORATED                                                                           13,651
          6,541   CYFROWY POLSAT SA                                                                                          36,067
         41,749   D-LINK CORPORATION                                                                                         32,089
          5,648   DAILY MAIL & GENERAL TRUST CLASS A NV                                                                      35,813
          1,000   DAIMEI TELECOM ENGINEERING CORPORATION                                                                      9,780
          2,000   DENKI KOGYO COMPANY LIMITED                                                                                10,145
         79,404   DEUTSCHE TELEKOM AG                                                                                     1,055,813
         20,200   DIGI.COM BHD                                                                                              126,770
         33,505   DIRECTV GROUP INCORPORATED+<<                                                                             829,584
         11,582   DISH TV INDIA LIMITED+                                                                                     11,315
         23,530   ECHOSTAR CORPORATION+                                                                                     436,482
          1,150   EGYPTIAN COMPANY FOR MOBILE SERVICES                                                                       44,768
          4,050   ELISA OYJ                                                                                                  79,892
          9,059   EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                 115,497
          1,800   ENIRO AB                                                                                                    9,078
          9,427   EQUINIX INCORPORATED+<<                                                                                   794,319
          2,126   EUTELSAT COMMUNICATIONS+                                                                                   56,842
         93,664   FAIRFAX MEDIA LIMITED                                                                                     116,372
          1,758   FAIRPOINT COMMUNICATIONS INCORPORATED<<                                                                     1,424
        156,722   FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                            176,879
            325   FASTWEB+                                                                                                    8,606

                   Wells Fargo Advantage Master Portfolios 115


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
COMMUNICATIONS (continued)
         50,146   FRANCE TELECOM SA                                                                                  $    1,275,325
         11,264   FRANCE TELECOM SA ADR<<                                                                                   289,935
          2,070   GLOBE TELECOM INCORPORATED                                                                                 42,847
        199,002   GRUPO TELEVISA SA                                                                                         696,956
         15,586   GTL INFRASTRUCTURE LIMITED+                                                                                12,290
          5,840   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                                89,583
          2,000   HITACHI KOKUSAI ELECTRIC INCORPORATED                                                                      14,444
         10,014   HURRIYET GAZETECILIK VE MATBAACILIK AS                                                                     10,481
         58,000   HUTCHISON TELECOMMUNICATIONS HONG KONG HOLDINGS LIMITED                                                     9,130
         27,815   IAC INTERACTIVECORP+<<                                                                                    515,134
            600   ICOM INCORPORATED                                                                                          14,218
         98,373   IDEA CELLULAR LIMITED+                                                                                    163,401
          5,123   INDEPENDENT NEWS & MEDIA PLC                                                                                2,056
         12,097   INMARSAT PLC                                                                                              102,602
         65,116   ITV PLC                                                                                                    51,656
         26,929   J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                    575,473
          4,000   JAPAN RADIO COMPANY LIMITED                                                                                10,059
            146   JUPITER TELECOMMUNICATIONS COMPANY LIMITED                                                                127,093
            144   KDDI CORPORATION                                                                                          818,657
          3,000   KEPPEL TELECOMMUNICATIONS & TRANSPORTATION LIMITED                                                          2,956
         19,114   KINGSTON COMMUNICATIONS (HULL) PLC                                                                          8,713
         12,541   KT CORPORATION                                                                                            391,636
          2,900   LAGARDERE SCA                                                                                             124,890
         13,742   LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                 226,606
        435,500   LEVEL 3 COMMUNICATIONS INCORPORATED+                                                                      522,600
         32,435   LIBERTY GLOBAL INCORPORATED+<<                                                                            703,515
         33,310   LIBERTY GLOBAL INCORPORATED SERIES A+                                                                     729,156
         25,122   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                          700,653
        155,309   LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+<<                                               1,487,860
          1,305   M6 METROPOLE TELEVISION                                                                                    29,616
         36,088   MAGYAR TELEKOM PLC                                                                                        146,106
          8,074   MAHANAGAR TELEPHONE NIGAM LIMITED                                                                          15,718
          1,345   MANITOBA TELECOM SERVICES INCORPORATED                                                                     40,163
         20,000   MATSUNICHI COMMUNICATION HOLDINGS LIMITED                                                                   7,483
         18,410   MEDIASET SPA                                                                                              121,077
          5,343   MICRO FOCUS INTERNATIONAL PLC                                                                              32,879
         21,400   MOBILONE LIMITED                                                                                           25,396
            705   MOBISTAR SA                                                                                                45,380
          5,673   MPHASIS LIMITED                                                                                            64,695
         86,517   MTN GROUP LIMITED                                                                                       1,417,947
          4,226   MULTIMEDIA POLSKA SA+                                                                                      13,307
         18,645   NEUSTAR INCORPORATED CLASS A+                                                                             432,191
          4,405   NICE SYSTEMS LIMITED+                                                                                     121,333
         41,631   NII HOLDINGS INCORPORATED+                                                                                987,071
         21,100   NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                  943,321
            759   NTT DOCOMO INCORPORATED                                                                                 1,168,884
         30,114   NTT DOCOMO INCORPORATED ADR<<                                                                             462,852
              6   OKINAWA CELLULAR TELEPHONE COMPANY                                                                         11,897
         33,987   ORASCOM TELECOM HOLDING SAE                                                                               224,571
          5,768   PARTNER COMMUNICATIONS                                                                                    109,573
          6,160   PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                                318,131
         11,676   PORTUGAL TELECOM SGPS SA                                                                                  120,687
         43,056   POWER GRID CORPORATION OF INDIA LIMITED                                                                    94,886
            786   PROSIEBENSAT.1 MEDIA AG                                                                                     7,257
         67,000   PT INDONESIAN SATELLITE CORPORATION TBK                                                                    34,896
          4,342   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA                                            25,953

                  116 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
COMMUNICATIONS (continued)
          3,121   PUBLICIS GROUPE                                                                                    $      114,766
        381,600   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                       1,369,944
            320   RAKUTEN INCORPORATED                                                                                      193,272
         15,566   REED ELSEVIER NV                                                                                          164,890
         29,549   REED ELSEVIER PLC                                                                                         215,026
         32,828   RELIANCE COMMUNICATIONS LIMITED<<++                                                                       175,082
         37,034   RENTOKIL INITIAL PLC                                                                                       66,017
         12,300   ROGERS COMMUNICATIONS INCORPORATED                                                                        338,636
         45,607   ROYAL KPN NV                                                                                              700,248
            543   RTL GROUP                                                                                                  31,372
        379,400   SAMART CORPORATION PCL                                                                                     68,607
         24,433   SAVVIS INCORPORATED+<<                                                                                    414,384
         29,097   SBA COMMUNICATIONS CORPORATION+<<                                                                         701,529
            259   SEAT PAGINE GIALLE SPA                                                                                         67
          7,746   SES FDR                                                                                                   151,746
         10,100   SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                  173,354
        188,600   SHIN SATELLITE PCL+                                                                                        41,591
        329,100   SINGAPORE TELECOMMUNICATIONS LIMITED                                                                      717,148
          2,844   SK TELECOM COMPANY LIMITED                                                                                398,511
          4,812   SKY NETWORK TELEVISION LIMITED                                                                             14,530
             92   SKY PERFECT JSAT HOLDINGS INCORPORATED                                                                     37,225
          2,743   SOCIETE TELEVISION FRANCAISE 1                                                                             44,397
        141,660   SPRINT NEXTEL CORPORATION+<<                                                                              518,476
         19,000   STARHUB LIMITED                                                                                            29,009
            615   SWISSCOM AG                                                                                               212,570
         42,066   SYNIVERSE HOLDINGS INCORPORATED+                                                                          751,719
        244,447   TAIWAN MOBILE COMPANY LIMITED                                                                             383,938
          3,567   TATA COMMUNICATIONS LIMITED                                                                                36,715
         26,818   TATA TELESERVICES MAHARASHTRA LIMITED+                                                                     18,510
            447   TDC AS                                                                                                     15,497
          8,554   TELE NORTE LESTE PARTICIPACOES SA                                                                         159,261
          7,556   TELE2 AB                                                                                                  104,873
          2,951   TELECOM ARGENTINA SA ADR+                                                                                  43,763
         87,403   TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                                164,946
         29,170   TELECOM EGYPT                                                                                              96,635
        148,477   TELECOM ITALIA RNC SPA                                                                                    168,158
        268,323   TELECOM ITALIA SPA                                                                                        433,524
        115,100   TELECOM MALAYSIA BHD                                                                                      101,977
            800   TELECOMUNICACOES DE SAO PAULO SA                                                                           15,790
          1,200   TELEFONAKTIEBOLAGET LM ERICSSON                                                                            11,396
         79,778   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                   763,211
         39,044   TELEFONICA DEL PERU SAA                                                                                    31,716
        109,373   TELEFONICA SA                                                                                           2,758,080
        448,936   TELEFONOS DE MEXICO SA DE CV                                                                              419,210
          8,935   TELEKOM AUSTRIA AG                                                                                        156,145
         52,983   TELEKOMUNIKACJA POLSKA SA                                                                                 298,454
          1,578   TELEMAR NORTE LESTE SA                                                                                     43,103
          1,208   TELENET GROUP HOLDING NV+                                                                                  28,757
         20,400   TELENOR ASA                                                                                               191,708
         12,693   TELEPHONE & DATA SYSTEMS INCORPORATED                                                                     334,714
         57,151   TELIASONERA AB                                                                                            370,920
         15,846   TELKOM SOUTH AFRICA LIMITED                                                                                88,421
        168,612   TELSTRA CORPORATION LIMITED                                                                               464,586
          3,543   TELUS CORPORATION                                                                                         109,874
          3,600   TELUS CORPORATION (NON-VOTING)                                                                            106,709
         35,000   TENCENT HOLDINGS LIMITED                                                                                  520,679

                   Wells Fargo Advantage Master Portfolios 117


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
COMMUNICATIONS (continued)
         44,700   TIM PARTICIPACOES SA                                                                               $       94,869
         17,970   TIME WARNER CABLE INCORPORATED+                                                                           663,452
          5,886   TISCALI SPA+                                                                                                2,831
        255,150   TM INTERNATIONAL SDN BHD+                                                                                 228,233
          2,200   TOKYO BROADCASTING SYSTEM INCORPORATED                                                                     38,326
          2,973   TRINITY MIRROR PLC                                                                                          6,655
        262,500   TRUE CORPORATION PCL+                                                                                      18,524
        270,800   TT&T PCL+                                                                                                   5,016
         56,702   TURKCELL ILETISIM HIZMETLERI AS                                                                           368,538
            300   TV TOKYO CORPORATION                                                                                        8,721
         93,111   TW TELECOM INCORPORATED+<<                                                                              1,066,121
          5,563   UNITED BUSINESS MEDIA LIMITED                                                                              41,987
          2,393   UNITED INTERNET AG                                                                                         33,826
          3,683   UNITED STATES CELLULAR CORPORATION+                                                                       134,466
        147,624   VERIZON COMMUNICATIONS INCORPORATED                                                                     4,582,249
         33,569   VIVENDI SA                                                                                                956,241
         11,377   VIVO PARTICIPACOES SA                                                                                     258,845
         15,846   VODACOM GROUP PTY LIMITED+                                                                                117,325
      1,436,722   VODAFONE GROUP PLC                                                                                      3,106,073
         31,716   VODAFONE GROUP PLC ADR<<                                                                                  688,872
          8,000   VTECH HOLDINGS LIMITED                                                                                     63,480
          2,450   WH SMITH PUBLIC LIMITED CORPORATION                                                                        17,593
        120,979   WINDSTREAM CORPORATION                                                                                  1,036,790
         11,533   YELL GROUP PLC+                                                                                             8,637
         23,446   ZINWELL CORPORATION                                                                                        43,093
         18,635   ZYXEL COMMUNICATIONS CORPORATION                                                                           10,700
                                                                                                                         79,781,000
                                                                                                                     --------------
COMPUTER SOFTWARE & SERVICES: 0.00%
          5,996   ROLTA INDIA LIMITED                                                                                        21,933
            900   TECMO KOEI HOLDINGS COMPANY LIMITED                                                                         7,525
                                                                                                                             29,458
                                                                                                                     --------------
COMPUTER TECHNOLOGIES: 0.00%
              6   INTERNET INITIATIVE JAPAN INCORPORATED                                                                     14,354
          1,378   UBISOFT ENTERTAINMENT+                                                                                     24,536
                                                                                                                             38,890
                                                                                                                     --------------
COMPUTERS & OFFICE EQUIPMENT: 0.00%
        243,600   CALCOMP ELECTRONICS PCL THB                                                                                24,496
                                                                                                                     --------------
CONSTRUCTION: 0.01%
         10,552   ANANT RAJ INDUSTRIES LIMITED                                                                               31,769
            489   BUDIMEX SA                                                                                                 12,661
          2,324   GRASIM INDUSTRIES LIMITED                                                                                 127,678
         10,493   HOUSING & CONSTRUCTION HOLDINGS LIMITED                                                                    17,546
                                                                                                                            189,654
                                                                                                                     --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.22%
          1,600   BOSKALIS WESTMINSTER                                                                                       50,325
         13,751   CHEMED CORPORATION                                                                                        598,719
        158,000   CHINA RAILWAY CONSTRUCTION CORPORATION                                                                    233,623
         40,170   EMCOR GROUP INCORPORATED+                                                                                 930,739
            155   FLUGHAFEN WIEN AG                                                                                           6,555
        148,138   HKC HOLDINGS LIMITED                                                                                       10,895

                   118 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS (continued)
         32,799   INSITUFORM TECHNOLOGY INCORPORATED+<<                                                              $      628,101
         22,390   IRB INFRASTRUCTURE DEVELOPERS LIMITED                                                                     100,451
         10,239   IVRCL INFRASTRUCTURES & PROJECTS LIMITED                                                                   76,103
             11   KOBENHAVNS LUFTHAVNE                                                                                        2,434
          6,381   ORASCOM CONSTRUCTION INDUSTRIES                                                                           270,583
         49,424   QUANTA SERVICES INCORPORATED+                                                                           1,093,259
         63,108   STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                                  141,313
          1,110   WELLSTREAM HOLDINGS PLC                                                                                     8,865
                                                                                                                          4,151,965
                                                                                                                     --------------
CONSTRUCTION-JAPAN: 0.00%
          2,000   TAIHEI DENGYO KAISHA LIMITED                                                                               23,579
                                                                                                                     --------------
CONSULTING SERVICES: 0.02%
         13,413   COMPAGNIE FINANCIERE RICHEMONT SA                                                                         365,061
            835   POYRY OYJ                                                                                                  14,197
          6,219   SAI GLOBAL LIMITED                                                                                         17,556
          2,690   SAVILLS PLC                                                                                                15,765
                                                                                                                            412,579
                                                                                                                     --------------
CONSUMER SERVICES: 0.04%
          1,270   HAKUHODO DY HOLDINGS INCORPORATED                                                                          70,563
          6,761   LVMH MOET HENNESSY LOUIS VUITTON SA                                                                       646,402
                                                                                                                            716,965
                                                                                                                     --------------
DEPOSITORY INSTITUTIONS: 8.55%
         16,000   77 BANK LIMITED                                                                                            96,636
         45,635   ABSA GROUP LIMITED                                                                                        743,523
         27,900   AFFIN HOLDINGS BHD                                                                                         15,053
         42,171   AFRICAN BANK INVESTMENTS LIMITED                                                                          156,390
          3,420   AGRICULTURAL BANK OF GREECE                                                                                 7,894
         81,934   AKBANK TAS                                                                                                469,724
          7,938   ALLAHABAD BANK                                                                                             14,429
         19,613   ALLIED IRISH BANKS PLC                                                                                     75,073
          9,530   ALPHA BANK AE                                                                                             157,800
        130,301   AMMB HOLDINGS BHD                                                                                         152,076
         10,732   ANDHRA BANK                                                                                                19,662
         16,925   ANGLO IRISH BANK CORPORATION PLC(a)                                                                             0
         37,000   AOZORA BANK LIMITED                                                                                        54,874
         30,357   ASSOCIATED BANC-CORP<<                                                                                    314,802
         76,569   ASTORIA FINANCIAL CORPORATION                                                                             788,661
         30,351   ASYA KATILIM BANKASI AS+                                                                                   56,247
        101,954   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                           1,834,594
         16,269   AXIS BANK LIMITED                                                                                         301,655
         19,667   BANCA CARIGE SPA                                                                                           59,491
         75,765   BANCA MONTE DEI PASCHI DI SIENA SPA                                                                       159,233
          4,362   BANCA PICCOLO CREDITO VALTELLINESE SCARL                                                                   45,681
          9,226   BANCA POPOLARE DI MILANO SCARL                                                                             69,505
         98,941   BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                      1,757,432
          9,820   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                    174,696
          8,813   BANCO BPI SA                                                                                               26,583
         34,049   BANCO BRADESCO SA                                                                                         448,039
         81,406   BANCO COMERCIAL PORTUGUES SA                                                                              106,551
      1,049,717   BANCO DE CHILE                                                                                             75,826
          2,804   BANCO DE CREDITO DEL PERU                                                                                   8,656
          4,546   BANCO DE CREDITO E INVERSIONES                                                                            126,438

                   Wells Fargo Advantage Master Portfolios 119


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
DEPOSITORY INSTITUTIONS (continued)
         63,366   BANCO DE ORO                                                                                       $       46,101
         26,683   BANCO DE SABADE                                                                                           201,211
          6,940   BANCO DE VALENCIA SA                                                                                       69,640
         53,368   BANCO DO BRASIL SA                                                                                        745,572
          1,639   BANCO ESPANOL DE CREDITO SA                                                                                21,970
         15,302   BANCO ESPIRITO SANTO SA                                                                                   100,693
          1,156   BANCO GUIPUZCOANO SA                                                                                        9,945
         10,925   BANCO ITAU HOLDING FINANCEIRA SA                                                                          153,035
          2,243   BANCO MACRO SA<<                                                                                           50,490
          1,725   BANCO PASTOR SA                                                                                            15,100
         16,981   BANCO POPOLARE SPA+                                                                                       150,447
         21,043   BANCO POPULAR ESPANOL SA                                                                                  226,553
        215,296   BANCO SANTANDER CENTRAL HISPANO SA                                                                      3,313,362
         66,478   BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                1,025,757
      4,041,047   BANCO SANTANDER CHILE SA                                                                                  199,225
         67,761   BANCORPSOUTH INCORPORATED<<                                                                             1,558,503
         31,000   BANGKOK BANK PCL (NON VOTING)                                                                             100,265
        899,500   BANK CENTRAL ASIA TBK PT                                                                                  379,253
          1,985   BANK HANDLOWY W WARSZAWIE SA                                                                               44,101
         95,637   BANK LEUMI LE-ISRAEL                                                                                      327,143
        475,500   BANK MANDIRI PERSERO TBK PT                                                                               193,408
         13,321   BANK MILLENNIUM SA                                                                                         23,304
        210,000   BANK NIAGA                                                                                                 14,375
        395,966   BANK OF AMERICA CORPORATION                                                                             6,965,042
         84,100   BANK OF AYUDHYA PCL                                                                                        44,016
         12,584   BANK OF BARODA                                                                                            111,510
      2,539,000   BANK OF CHINA LIMITED                                                                                   1,235,029
         75,111   BANK OF EAST ASIA LIMITED                                                                                 242,280
            379   BANK OF GREECE                                                                                             23,857
         29,804   BANK OF HAWAII CORPORATION                                                                              1,175,768
         12,025   BANK OF INDIA                                                                                              83,344
         20,928   BANK OF IRELAND                                                                                            75,006
         16,000   BANK OF KYOTO LIMITED                                                                                     155,443
         14,100   BANK OF MONTREAL                                                                                          682,622
         60,546   BANK OF NEW YORK MELLON CORPORATION                                                                     1,792,767
         26,400   BANK OF NOVA SCOTIA                                                                                     1,105,918
          8,024   BANK OF QUEENSLAND LIMITED                                                                                 79,009
         97,700   BANK OF THE PHILIPPINE ISLANDS                                                                             90,101
          1,400   BANK OF THE RYUKYUS LIMITED                                                                                19,424
         65,000   BANK OF YOKOHAMA LIMITED                                                                                  366,738
          8,038   BANK PEKAO SA                                                                                             410,597
            309   BANK PRZEMYSLOWO HANDLOWY PBK                                                                               7,600
        370,500   BANK RAKYAT INDONESIA                                                                                     279,345
            677   BANK SARASIN & CIE AG                                                                                      25,030
          3,417   BANK ZACHODNI WBK SA                                                                                      161,396
          6,776   BANKINTER SA                                                                                               90,050
             42   BANQUE CANTONALE VAUDOISE WAADTLAENDER KANTONALBANK                                                        15,628
              3   BANQUE NATIONALE DE BELGIQUE                                                                               11,397
        295,994   BARCLAYS PLC                                                                                            1,832,285
         32,420   BB&T CORPORATION<<                                                                                        905,815
          5,903   BBVA BANCO FRANCES SA<<                                                                                    32,171
         11,533   BENDIGO BANK LIMITED                                                                                       80,906
         15,636   BNP PARIBAS ADR                                                                                           629,349
         22,994   BNP PARIBAS SA                                                                                          1,851,611
        167,500   BOC HONG KONG HOLDINGS LIMITED                                                                            335,845
          6,174   BOK FINANCIAL CORPORATION<<                                                                               279,312

                   120 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
DEPOSITORY INSTITUTIONS (continued)
            657   BRE BANK SA                                                                                        $       57,467
        172,500   BUMIPUTRA COMMERCE HOLDINGS BHD                                                                           487,399
         16,051   BUSAN BANK                                                                                                144,586
         10,000   CANADIAN IMPERIAL BANK OF COMMERCE                                                                        586,892
            739   CANADIAN WESTERN BANK                                                                                      12,488
          8,250   CANARA BANK                                                                                                44,988
          4,900   CAPITOL FEDERAL FINANCIAL<<                                                                               157,437
         42,852   CATHAY GENERAL BANCORP<<                                                                                  395,952
        311,000   CHANG HWA COMMERCIAL BANK                                                                                 129,912
         41,000   CHIBA BANK LIMITED                                                                                        258,205
          8,282   CHINA BANKING CORPORATION                                                                                  68,320
        341,000   CHINA CITIC BANK                                                                                          205,468
        775,161   CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION+                                                          178,739
         32,000   CHINA EVERBRIGHT LIMITED                                                                                   75,392
        275,990   CHINA MERCHANTS BANK COMPANY LIMITED                                                                      601,089
          5,000   CHUKYO BANK LIMITED THE                                                                                    15,744
        577,900   CITIGROUP INCORPORATED<<                                                                                2,889,500
         11,569   CITY NATIONAL CORPORATION<<                                                                               456,976
         41,698   COMERICA INCORPORATED                                                                                   1,112,086
         17,664   COMMERCIAL INTERNATIONAL BANK                                                                             172,933
         19,915   COMMERZBANK AG                                                                                            183,864
         71,716   COMMONWEALTH BANK OF AUSTRALIA                                                                          2,788,264
         16,826   COSMOS BANK TAIWAN+                                                                                         1,789
            137   CREDIT AGRICOLE D'ILE DE F                                                                                 10,979
         28,033   CREDIT AGRICOLE SA                                                                                        519,234
          1,169   CREDITO EMILIANO SPA                                                                                        7,248
          8,144   DAEGU BANK                                                                                                 94,880
          8,000   DAH SING BANKING GROUP LIMITED                                                                              9,187
          5,231   DAH SING FINANCIAL HOLDINGS LIMITED                                                                        28,077
         12,040   DANSKE BANK                                                                                               323,491
         78,500   DBS GROUP HOLDINGS LIMITED                                                                                688,601
         16,758   DEUTSCHE BANK AG                                                                                        1,137,557
          2,312   DEUTSCHE POSTBANK AG                                                                                       82,067
         17,233   DEXIA                                                                                                     147,417
         19,400   DNB NOR ASA                                                                                               198,268
        156,395   E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                    48,463
         73,992   EAST WEST BANCORP INCORPORATED<<                                                                          681,466
          6,949   EFG EUROBANK ERGASIAS SA                                                                                   97,429
         16,242   EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                                    83,811
            640   EMPORIKI BANK OF GREECE SA+                                                                                 5,725
         63,977   ENTIE COMMERCIAL BANK+                                                                                     15,724
         16,500   EON CAPITAL BHD                                                                                            23,849
          5,294   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                            224,346
         87,000   FAR EASTERN INTERNATIONAL BANK(a)                                                                          18,713
         16,000   FERROCHINA LIMITED(a)                                                                                           0
        158,929   FIFTH THIRD BANCORP                                                                                     1,738,683
         58,438   FIRST BANCORP (PUERTO RICO)<<                                                                             186,417
        185,928   FIRST HORIZON NATIONAL CORPORATION+<<                                                                   2,487,710
         41,417   FIRST MIDWEST BANCORP INCORPORATED<<                                                                      424,938
        126,169   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                              1,650,291
         71,900   FIRSTMERIT CORPORATION                                                                                  1,292,050
        196,102   FIRSTRAND LIMITED                                                                                         400,296
         96,396   FNB CORPORATION PA                                                                                        682,484
         49,425   FORTIS                                                                                                    211,435
        436,000   FUBON FINANCIAL HOLDING COMPANY LIMITED                                                                   407,303
         38,000   FUKUOKA FINANCIAL GROUP INCORPORATED                                                                      170,704

                   Wells Fargo Advantage Master Portfolios 121


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
DEPOSITORY INSTITUTIONS (continued)
        152,235   FULTON FINANCIAL CORPORATION                                                                       $    1,117,405
         20,089   GETIN HOLDING SA+                                                                                          62,555
          1,626   GREEK POSTAL SAVINGS BANK                                                                                  12,145
         79,679   GRUPO SECURITY SA                                                                                          21,799
         22,000   GUNMA BANK LIMITED                                                                                        124,363
         17,064   HANA FINANCIAL GROUP INCORPORATED                                                                         447,471
         15,952   HANCOCK HOLDING COMPANY<<                                                                                 611,121
         34,000   HANG SENG BANK LIMITED                                                                                    482,991
          9,352   HDFC BANK LIMITED                                                                                         281,753
          4,397   HDFC BANK LIMITED ADR<<                                                                                   433,148
          5,000   HIGASHI-NIPPON BANK LIMITED                                                                                11,607
         62,000   HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                     154,584
            479   HOME CAPITAL GROUP INCORPORATED                                                                            16,872
         66,300   HONG LEONG BANK BHD                                                                                       112,963
          6,000   HONG LEONG SINGAPORE FINANCE LIMITED                                                                       11,909
         68,900   HONG LOENG FINANCIAL GROUP BHD                                                                            101,741
        468,396   HSBC HOLDINGS PLC                                                                                       5,124,929
        201,715   HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                                109,693
        131,652   HUDSON CITY BANCORP INCORPORATED                                                                        1,727,274
        146,996   HUNTINGTON BANCSHARES INCORPORATED                                                                        670,302
         28,013   ICICI BANK LIMITED                                                                                        430,967
         17,440   ICICI BANK LIMITED ADR                                                                                    532,269
          3,899   INDIAN BANK                                                                                                10,928
          9,647   INDIAN OVERSEAS BANK                                                                                       16,637
      4,852,103   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                           3,311,759
         12,140   INDUSTRIAL BANK OF KOREA                                                                                  131,227
            239   ING BANK SLASKI SA                                                                                         48,667
         46,403   INTERNATIONAL BANCSHARES CORPORATION<<                                                                    716,462
        257,129   INTESA SANPAOLO                                                                                         1,114,162
         20,149   INTESA SANPAOLO RNC                                                                                        65,715
          7,917   IOOF HOLDINGS LIMITED                                                                                      30,381
         32,895   ISRAEL DISCOUNT BANK LIMITED+                                                                              57,604
          5,000   JACCS COMPANY LIMITED                                                                                      12,681
          9,647   JARDINE STRATEGIC HOLDINGS LIMITED                                                                        159,754
         35,000   JOYO BANK LIMITED                                                                                         179,044
        193,177   JPMORGAN CHASE & COMPANY                                                                                8,395,472
          5,595   JULIUS BAER HOLDING AG                                                                                    284,532
          6,000   KANSAI URBAN BANKING CORPORATION                                                                            9,737
         39,000   KASIKORNBANK PCL THB                                                                                       83,137
          3,881   KBC GROEP NV                                                                                              145,355
        210,450   KEYCORP                                                                                                 1,401,595
          6,000   KIATNAKIN FINANCE                                                                                           3,317
         32,000   KIYO HOLDINGS                                                                                              40,924
         21,400   KOREA EXCHANGE BANK                                                                                       191,056
          2,804   KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                                  80,377
         13,206   KOTAK MAHINDRA BANK LIMITED                                                                               193,715
          1,838   KREDYT BANK SA                                                                                              6,945
         31,800   KRUNG THAI BANK PCL                                                                                         8,041
        127,400   KRUNG THAI BANK PCL ADR                                                                                    32,403
            377   LAURENTIAN BANK OF CANADA                                                                                  13,003
            178   LIECHTENSTEIN LANDESBANK                                                                                   11,145
          6,000   LIU CHONG HING BANK LIMITED                                                                                10,436
        378,865   LLOYDS TSB GROUP PLC                                                                                      686,714
          3,708   LLOYDS TSB GROUP PLC ADR<<                                                                                 26,513
         19,721   M&T BANK CORPORATION                                                                                    1,217,969
         13,100   MACQUARIE GROUP LIMITED                                                                                   562,464

                   122 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
DEPOSITORY INSTITUTIONS (continued)
        208,256   MALAYAN BANKING BHD                                                                                $      384,992
        134,800   MALAYSIAN PLANTATIONS BHD                                                                                  91,487
         89,102   MARSHALL & ILSLEY CORPORATION                                                                             634,406
         11,007   MEDIOBANCA SPA                                                                                            151,012
        607,000   MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                    302,426
        550,070   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                             3,511,462
         52,000   MITSUI TRUST HOLDINGS INCORPORATED                                                                        219,065
          5,000   MIYAZAKI BANK LIMITED                                                                                      21,118
        664,900   MIZUHO FINANCIAL GROUP INCORPORATED                                                                     1,629,202
         65,000   MIZUHO TRUST & BANKING COMPANY LIMITED                                                                     83,826
         91,041   NATIONAL AUSTRALIA BANK LIMITED                                                                         2,191,477
          4,200   NATIONAL BANK OF CANADA                                                                                   235,752
         16,013   NATIONAL BANK OF GREECE SA                                                                                501,597
         24,348   NATIONAL BANK OF GREECE SA ADR<<                                                                          155,584
         72,879   NATIONAL PENN BANCSHARES INCORPORATED<<                                                                   408,122
         19,210   NATIXIS                                                                                                    87,549
         12,334   NEDBANK GROUP LIMITED                                                                                     182,755
         94,718   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                               1,007,800
         86,613   NEWALLIANCE BANCSHARES INCORPORATED                                                                     1,018,569
          1,100   NIS GROUP COMPANY LIMITED                                                                                     497
         34,000   NISHI-NIPPON CITY BANK LIMITED                                                                             90,618
         74,074   NORDEA BANK AB                                                                                            775,241
          4,039   NORTHERN ROCK PLC                                                                                           5,918
         16,300   NORTHERN TRUST CORPORATION                                                                                952,898
          4,868   OKO BANK                                                                                                   56,254
         61,182   OLD NATIONAL BANCORP                                                                                      650,976
         14,000   ORIENT CORPORATION                                                                                         15,347
          4,403   ORIENTAL BANK OF COMMERCE                                                                                  16,656
         19,303   OTP BANK NYRT                                                                                             497,968
        103,927   OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                               558,239
         22,176   PACWEST BANCORP<<                                                                                         437,089
         33,100   PHATRA SECURITIES PCL                                                                                      17,324
          7,363   PIRAEUS BANK SA                                                                                           115,696
         36,517   PKO BANK POLSKI SA                                                                                        451,009
         22,687   PNC FINANCIAL SERVICES GROUP                                                                              966,239
        203,859   POPULAR INCORPORATED                                                                                      438,297
         40,131   PROSPERITY BANCSHARES INCORPORATED<<                                                                    1,385,723
         47,323   PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                 521,499
        153,394   PT BANK DANAMON INDONESIA TBK                                                                              71,523
        264,000   PT BANK PAN INDONESIA TBK                                                                                  19,119
        148,937   PUBLIC BANK BHD                                                                                           420,821
          9,630   PUNJAB NATIONAL BANK LIMITED                                                                              134,603
          1,008   RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                     53,251
        301,366   REGIONS FINANCIAL CORPORATION                                                                           1,766,005
         26,800   RESONA HOLDINGS INCORPORATED                                                                              365,494
         73,600   RHB CAPITAL BHD                                                                                            98,858
         48,041   RMB HOLDINGS LIMITED                                                                                      163,338
         35,700   ROYAL BANK OF CANADA                                                                                    1,840,845
        410,564   ROYAL BANK OF SCOTLAND GROUP PLC                                                                          385,319
         12,000   SAPPORO HOLDINGS                                                                                           43,589
          4,996   SBERBANK(a)                                                                                               740,907
          1,800   SCOTIABANK PERU SA                                                                                         73,731
         22,933   SEKERBANK TAS+                                                                                             37,301
         10,000   SENSHU BANK LIMITED                                                                                        20,956
             31   SEVEN BANK LIMITED                                                                                         78,658
         12,000   SHIGA BANK                                                                                                 76,862

                   Wells Fargo Advantage Master Portfolios 123


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
DEPOSITORY INSTITUTIONS (continued)
            300   SHIMIZU BANK LIMITED THE                                                                           $       11,961
        384,878   SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                               132,126
         52,000   SHINSEI BANK LIMITED                                                                                       88,297
         33,000   SHIZUOKA BANK LIMITED                                                                                     344,363
        107,800   SIAM CITY BANK PCL                                                                                         68,465
         21,500   SIAM COMMERCIAL BANK PCL                                                                                   48,677
        549,000   SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                                164,617
         45,240   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                  317,766
          1,713   SNS REAAL                                                                                                  13,197
        490,509   SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                     48,940
         15,331   SOCIETE GENERALE                                                                                        1,235,421
         19,733   SOCIETE GENERALE ADR<<                                                                                    318,490
         93,171   STANDARD BANK GROUP LIMITED                                                                             1,203,634
         62,061   STANDARD CHARTERED PLC                                                                                  1,410,419
          8,421   STATE BANK OF INDIA LIMITED                                                                               300,603
          5,484   STATE BANK OF INDIA LIMITED GDR++                                                                         391,524
         71,769   STERLING BANCSHARES INCORPORATED (TEXAS)                                                                  570,564
         47,500   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                            2,047,009
         79,000   SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                  483,084
         62,151   SUNCORP-METWAY LIMITED                                                                                    411,311
         23,790   SUNTRUST BANKS INCORPORATED                                                                               555,972
         12,000   SURUGA BANK LIMITED                                                                                       117,614
         73,292   SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                     428,025
         20,244   SVB FINANCIAL GROUP+<<                                                                                    804,699
         12,500   SVENSKA HANDELSBANKEN                                                                                     327,494
          9,300   SWEDBANK AB                                                                                                97,332
          1,010   SYDBANK AG                                                                                                 28,304
          7,938   SYNDICATE BANK                                                                                             12,909
         16,000   SYNEAR FOOD HOLDINGS LIMITED                                                                                3,720
        237,617   SYNOVUS FINANCIAL CORPORATION<<                                                                           879,183
         91,000   TA CHONG BANK LIMITED+                                                                                     13,823
        364,000   TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                                120,535
        153,000   TAIWAN BUSINESS BANK+                                                                                      35,791
         31,546   TCF FINANCIAL CORPORATION<<                                                                               434,073
         15,516   THANACHART CAPITAL PCL                                                                                      6,706
            400   THE AICHI BANK LIMITED                                                                                     36,582
          8,000   THE AKITA BANK LIMITED                                                                                     32,327
          8,000   THE AOMORI BANK LIMITED                                                                                    32,843
         10,000   THE AWA BANK LIMITED                                                                                       59,860
          1,300   THE BANK OF IKEDA LIMITED                                                                                  49,876
            700   THE BANK OF IWATE LIMITED                                                                                  40,999
          9,000   THE BANK OF NAGOYA LIMITED                                                                                 40,817
            900   THE BANK OF OKINAWA LIMITED                                                                                35,594
          6,000   THE BANK OF SAGA LIMITED                                                                                   20,699
          1,400   THE CHIBA KOGYO BANK LIMITED+                                                                              12,067
         11,000   THE CHUGOKU BANK LIMITED                                                                                  148,361
          8,000   THE DAISAN BANK LIMITED                                                                                    20,118
         16,000   THE DAISHI BANK LIMITED                                                                                    66,029
          5,000   THE EHIME BANK LIMITED                                                                                     14,401
          6,000   THE EIGHTEENTH BANK LIMITED                                                                                19,538
         10,000   THE FUKUI BANK LIMITED                                                                                     33,530
         25,000   THE HACHIJUNI BANK LIMITED                                                                                143,471
         14,000   THE HIGO BANK LIMITED                                                                                      90,425
         29,000   THE HIROSHIMA BANK LIMITED                                                                                123,729
         11,000   THE HOKKOKU BANK LIMITED                                                                                   42,085
          8,000   THE HOKUETSU BANK LIMITED                                                                                  16,249

                   124 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
DEPOSITORY INSTITUTIONS (continued)
         12,000   THE HYAKUGO BANK LIMITED                                                                           $       62,805
         14,000   THE HYAKUJUSHI BANK LIMITED                                                                                68,759
         15,000   THE IYO BANK LIMITED                                                                                      147,179
         18,000   THE JUROKU BANK LIMITED                                                                                    67,319
          3,000   THE KAGAWA BANK LIMITED                                                                                    12,767
          8,000   THE KAGOSHIMA BANK LIMITED                                                                                 64,739
          2,400   THE KANTO TSUKUBA BANK LIMITED                                                                              8,202
         12,000   THE KEIYO BANK LIMITED                                                                                     65,126
          5,000   THE MICHINOKU BANK LIMITED                                                                                 11,123
          4,000   THE MIE BANK LIMITED                                                                                       14,401
          7,000   THE MINATO BANK LIMITED                                                                                    10,081
          1,500   THE MUSASHINO BANK LIMITED                                                                                 53,197
         12,000   THE NANTO BANK LIMITED                                                                                     70,672
         14,000   THE OGAKI KYORITSU BANK LIMITED                                                                            56,120
          6,000   THE OITA BANK LIMITED                                                                                      26,308
          8,000   THE SAN-IN GODO BANK LIMITED                                                                               73,939
          9,000   THE SHIKOKU BANK LIMITED                                                                                   33,563
          5,000   THE TOCHIGI BANK LIMITED                                                                                   26,652
          9,000   THE TOHO BANK LIMITED                                                                                      41,107
          3,000   THE TOKUSHIMA BANK LIMITED                                                                                 15,895
      2,682,765   TMB BANK PCL+                                                                                              83,615
          1,700   TOKYO TOMIN BANK LIMITED                                                                                   30,876
         22,431   TORONTO-DOMINION BANK                                                                                   1,386,737
         64,508   TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                  401,240
         43,809   TRUSTMARK CORPORATION                                                                                     833,685
        183,439   TURKIYE GARANTI BANKASI AS                                                                                678,679
         79,271   TURKIYE IS BANKASI                                                                                        314,422
         38,213   TURKIYE VAKIFLAR BANKASI TAO                                                                               84,572
         20,481   UMB FINANCIAL CORPORATION                                                                                 819,854
         68,951   UMPQUA HOLDINGS CORPORATION<<                                                                             710,885
        427,703   UNICREDITO ITALIANO SPA                                                                                 1,549,758
         16,689   UNION BANK HONG KONG                                                                                       33,634
         15,166   UNION BANK OF INDIA                                                                                        66,410
         16,423   UNIONE DI BANCHE SCPA                                                                                     248,156
         35,746   UNITED BANKSHARES INCORPORATED                                                                            701,694
         40,236   UNITED COMMUNITY BANKS INCORPORATED+<<                                                                    271,190
          8,324   UNITED MIZRAHI BANK LIMITED+                                                                               63,282
         59,000   UNITED OVERSEAS BANK LIMITED                                                                              683,785
         89,663   US BANCORP                                                                                              2,028,177
            383   VALIANT HOLDING AG                                                                                         72,954
         36,099   VALLEY NATIONAL BANCORP                                                                                   420,914
             62   VERWALTUNGS-UND PRIVAT-BANK AG                                                                              6,710
            361   VONTOBEL HOLDINGS AG                                                                                       12,563
         76,405   WASHINGTON FEDERAL INCORPORATED                                                                         1,133,850
         44,732   WEBSTER FINANCIAL CORPORATION                                                                             584,647
        233,020   WELLS FARGO & COMPANY(l)                                                                                6,412,710
         17,837   WESTAMERICA BANCORPORATION                                                                                917,357
         47,796   WESTERN UNION COMPANY                                                                                     862,240
        141,640   WESTPAC BANKING CORPORATION                                                                             2,917,437
         58,710   WHITNEY HOLDING CORPORATION<<                                                                             528,977
         60,141   WILMINGTON TRUST CORPORATION<<                                                                            843,778
          8,500   WING HANG BANK LIMITED                                                                                     76,770
         20,227   WINTRUST FINANCIAL CORPORATION<<                                                                          559,681
          8,000   YAMAGATA BANK LIMITED                                                                                      45,223
         12,000   YAMAGUCHI FINANCIAL GROUP                                                                                 137,861

                   Wells Fargo Advantage Master Portfolios 125


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
DEPOSITORY INSTITUTIONS (continued)
          8,719   YES BANK LIMITED+                                                                                  $       29,903
         29,400   ZIONS BANCORPORATION<<                                                                                    519,498
                                                                                                                        165,189,748
                                                                                                                     --------------
DIVERSIFIED OPERATIONS: 0.04%
         23,219   BOUSTEAD HOLDINGS BHD                                                                                      23,407
        278,043   CHINA RARE EARTH HOLDINGS LIMITED                                                                          50,583
        101,000   HUTCHISON WHAMPOA LIMITED                                                                                 710,217
         20,000   MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                    11,948
                                                                                                                            796,155
                                                                                                                     --------------
DURABLE GOODS - CONSUMER: 0.00%
         52,322   GOODMAN FIELDER LIMITED                                                                                    68,103
                                                                                                                     --------------
E-COMMERCE/SERVICES: 0.09%
         21,027   AMAZON.COM INCORPORATED+<<                                                                              1,707,182
                                                                                                                     --------------
EATING & DRINKING PLACES: 0.61%
          1,965   AUTOGRILL SPA                                                                                              22,114
         26,896   BOB EVANS FARMS INCORPORATED                                                                              722,696
         87,555   BRINKER INTERNATIONAL INCORPORATED                                                                      1,274,801
         21,200   BURGER KING HOLDINGS INCORPORATED                                                                         380,116
          5,476   C&C GROUP PLC                                                                                              20,411
         13,885   CEC ENTERTAINMENT INCORPORATED+                                                                           371,424
         49,130   CHEESECAKE FACTORY INCORPORATED+<<                                                                        902,518
          3,298   CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                    276,636
          4,292   CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+                                                              319,153
         11,982   ENTERPRISE INNS PLC                                                                                        32,400
         16,692   FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED(a)                                                         15,722
          6,382   HEINEKEN NV                                                                                               269,401
          2,300   ITO EN LIMITED                                                                                             42,193
         34,859   JACK IN THE BOX INCORPORATED+                                                                             710,775
            800   KISOJI COMPANY LIMITED                                                                                     17,668
          7,875   MARSTON'S PLC                                                                                              13,718
         52,414   MCDONALD'S CORPORATION                                                                                  2,947,763
          8,243   MITCHELLS & BUTLERS PLC                                                                                    38,178
            547   OBRASCON HUARTE LAIN SA                                                                                    14,272
         12,000   PAPA JOHN'S INTERNATIONAL INCORPORATED+<<                                                                 279,960
         13,540   PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                   432,061
          8,154   PUNCH TAVERNS PLC                                                                                          17,443
          5,909   RESTAURANT GROUP PLC                                                                                       18,373
         25,001   SABMILLER PLC                                                                                             580,387
          2,000   SAIZERIYA COMPANY LIMITED                                                                                  33,122
         18,000   SAPPORO HOLDINGS LIMITED                                                                                  102,912
         10,000   TAKARA HOLDINGS INCORPORATED                                                                               70,715
          4,705   TIM HORTONS INCORPORATION                                                                                 132,973
        111,896   WENDY'S ARBY'S GROUP INCORPORATED                                                                         563,956
          4,306   WHITBREAD PLC                                                                                              73,394
         31,572   YUM! BRANDS INCORPORATED                                                                                1,081,341
                                                                                                                         11,778,596
                                                                                                                     --------------
EDUCATIONAL SERVICES: 0.28%
          9,150   APOLLO GROUP INCORPORATED CLASS A+                                                                        593,103
          4,100   BENESSE CORPORATION                                                                                       201,365
         48,765   CORINTHIAN COLLEGES INCORPORATED+<<                                                                       934,825
         15,386   DEVRY INCORPORATED                                                                                        786,225

                   126 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
EDUCATIONAL SERVICES (continued)
            442   EDUCOMP SOLUTIONS LIMITED                                                                          $       37,329
          9,521   ITT EDUCATIONAL SERVICES INCORPORATED+                                                                    999,610
          6,704   NAVITAS LIMITED                                                                                            19,265
          8,615   STRAYER EDUCATION INCORPORATED<<                                                                        1,818,627
                                                                                                                          5,390,349
                                                                                                                     --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.12%
          1,765   ACEA SPA                                                                                                   21,520
         28,649   AEM SPA                                                                                                    55,446
         45,496   AES CORPORATION+                                                                                          621,930
         20,215   AGL ENERGY LIMITED                                                                                        238,517
         66,347   AGL RESOURCES INCORPORATED                                                                              2,228,596
         42,276   ALLEGHENY ENERGY INCORPORATED                                                                           1,116,509
         23,592   ALLETE INCORPORATED                                                                                       797,646
         30,358   ALLIANT ENERGY CORPORATION                                                                                799,630
        552,035   ALMENDRAL SA                                                                                               49,845
          1,019   ALSTOM PROJECTS INDIA LIMITED                                                                              10,971
         58,806   AMEREN CORPORATION                                                                                      1,585,998
         24,298   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              763,686
         37,280   AQUA AMERICA INCORPORATED<<                                                                               628,168
        395,800   ASIAN INSULATORS PCL                                                                                       44,922
            829   ATCO LIMITED                                                                                               32,372
         79,518   ATMOS ENERGY CORPORATION                                                                                2,166,070
        585,319   AU OPTRONICS CORPORATION                                                                                  590,360
         47,233   AVISTA CORPORATION                                                                                        921,988
         15,992   BABCOCK & BROWN POWER                                                                                         973
         12,147   BHARAT HEAVY ELECTRICAL LIMITED                                                                           574,572
            285   BKW FMB ENERGIE AG                                                                                         22,501
         33,662   BLACK HILLS CORPORATION                                                                                   861,074
          2,500   BRADESPAR SA                                                                                               37,672
         12,060   CALIFORNIA WATER SERVICE GROUP                                                                            448,873
         91,259   CALPINE CORPORATION+                                                                                    1,073,206
            258   CANADIAN UTILITIES LIMITED                                                                                  8,798
         84,410   CENTERPOINT ENERGY INCORPORATED                                                                         1,046,684
         19,000   CENTRAIS ELECTRICAS BRASILEIRAS SA                                                                        276,023
         15,900   CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B                                                            207,534
        139,695   CENTRICA PLC                                                                                              572,862
          5,548   CESC LIMITED                                                                                               42,060
         12,266   CEZ AS                                                                                                    640,693
         45,000   CHINA POWER INTERNATIONAL DEVELOPMENT LIMITED                                                              12,483
         72,600   CHINA RESOURCES POWER HOLDINGS COMPANY                                                                    177,227
         35,100   CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                 816,674
         10,592   CIA GENERAL DE ELECTRICIDAD SA                                                                             68,822
         14,382   CLEAN HARBORS INCORPORATED+<<                                                                             848,826
         52,628   CLECO CORPORATION                                                                                       1,285,176
         88,000   CLP HOLDINGS LIMITED                                                                                      589,282
         62,417   CMS ENERGY CORPORATION<<                                                                                  837,012
        956,543   COLBUN SA                                                                                                 215,492
          2,117   COMPANIA CERVECERIAS UNIDAS SA ADR                                                                         72,439
         13,915   CONSOLIDATED EDISON INCORPORATED                                                                          559,244
         49,700   CONSTELLATION ENERGY GROUP INCORPORATED                                                                 1,573,005
         12,547   CONTACT ENERGY LIMITED                                                                                     53,815
         30,935   COVANTA HOLDING CORPORATION+<<                                                                            553,737
          8,154   CPFL ENERGIA SA                                                                                           143,334
         30,186   DOMINION RESOURCES INCORPORATED                                                                           998,553
         31,912   DPL INCORPORATED                                                                                          790,460

                   Wells Fargo Advantage Master Portfolios 127


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
          8,843   DRAX GROUP PLC                                                                                     $       69,032
         45,074   DTE ENERGY COMPANY                                                                                      1,567,674
         65,647   DUKE ENERGY CORPORATION                                                                                 1,016,872
          3,100   DUSKIN COMPANY LIMITED                                                                                     57,136
        437,553   DYNEGY INCORPORATED CLASS A+                                                                              831,351
         53,777   E.ON AG                                                                                                 2,275,075
            525   EDF ENERGIES NOUVELLES SA                                                                                  23,558
         14,968   EDISON INTERNATIONAL                                                                                      500,081
         19,099   EDISON SPA                                                                                                 31,515
          5,741   EDP RENOVAVEIS SA+                                                                                         56,954
        194,072   EL PASO CORPORATION                                                                                     1,791,285
          6,700   ELECTRIC POWER DEVELOPMENT COMPANY                                                                        203,412
          7,093   ELECTRICITE DE FRANCE                                                                                     371,662
         13,400   ELECTRICITY GENERATING PCL                                                                                 30,929
          2,513   EMERA INCORPORATED                                                                                         47,609
        268,903   EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                               413,783
          4,069   ENAGAS                                                                                                     80,296
          8,800   ENBRIDGE INCORPORATED                                                                                     328,769
            570   ENBW ENERGIE BADEN-WUERTTEMBERG AG                                                                         32,278
          1,942   ENDESA SA                                                                                                  57,602
        169,880   ENEL SPA                                                                                                1,000,956
          5,447   ENERGY DEVELOPMENTS LIMITED                                                                                12,384
            814   ENERGY SAVINGS INCOME FUND                                                                                  9,633
      1,027,529   ENERSIS SA (CHILE)                                                                                        358,127
         10,139   ENTERGY CORPORATION                                                                                       800,981
         24,595   ENVESTRA LIMITED                                                                                           10,186
            529   EVN AG                                                                                                     10,981
         45,763   EXELON CORPORATION                                                                                      2,289,065
         80,100   FIRST PHILIPPINE HOLDINGS CORPORATION                                                                      68,946
         15,584   FIRSTENERGY CORPORATION                                                                                   703,306
          4,462   FORTIS INCORPORATED                                                                                       101,529
         11,370   FORTUM OYJ                                                                                                296,989
         19,113   FPL GROUP INCORPORATED                                                                                  1,073,768
         85,979   FRONTIER COMMUNICATIONS CORPORATION                                                                       611,311
          3,993   GAMESA CORPORATION TECNOLOGICA SA                                                                          87,412
          7,200   GAS NATURAL SDG SA                                                                                        151,269
         31,600   GLOW ENERGY PCL                                                                                            28,571
         36,883   GREAT PLAINS ENERGY INCORPORATED                                                                          646,192
          2,639   GRUPO ELEKTRA SA DE CV                                                                                    100,547
         79,180   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                               1,377,732
          5,474   HERA SPA                                                                                                   13,521
          9,300   HOKURIKU ELECTRIC POWER COMPANY                                                                           225,379
         61,105   HONG KONG ELECTRIC HOLDINGS LIMITED                                                                       341,380
        252,000   HUANENG POWER INTERNATIONAL INCORPORATED                                                                  176,552
        100,115   IBERDROLA SA                                                                                              927,177
         40,911   IDACORP INCORPORATED                                                                                    1,165,145
         20,660   INTEGRYS ENERGY GROUP INCORPORATED                                                                        709,258
         37,188   INTERNATIONAL POWER PLC                                                                                   170,481
         30,482   ITC HOLDINGS CORPORATION                                                                                1,419,852
         39,100   KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                                899,237
            619   KEYERA FACILITIES                                                                                          11,167
         19,895   KOREA ELECTRIC POWER CORPORATION                                                                          499,406
          1,720   KOREA GAS CORPORATION                                                                                      68,998
         21,100   KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                                465,991
         12,892   LACLEDE GROUP INCORPORATED                                                                                419,764
          4,415   LINDE AG                                                                                                  443,690

                   128 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
         33,200   MANILA ELECTRIC COMPANY                                                                            $      136,760
         46,452   MDU RESOURCES GROUP INCORPORATED                                                                          901,633
         26,312   NEW JERSEY RESOURCES                                                                                      966,966
         75,683   NISOURCE INCORPORATED                                                                                     999,772
            816   NORDEX AG+                                                                                                 14,939
         48,732   NORTHEAST UTILITIES                                                                                     1,159,334
         16,339   NORTHWEST NATURAL GAS COMPANY                                                                             687,872
         31,162   NORTHWESTERN CORPORATION                                                                                  747,576
         51,315   NRG ENERGY INCORPORATED+<<                                                                              1,377,808
         29,466   NSTAR                                                                                                     932,304
         64,315   NV ENERGY INCORPORTED                                                                                     775,639
         26,429   OGE ENERGY CORPORATION                                                                                    826,699
         26,708   ONEOK INCORPORATED                                                                                        904,867
         97,000   OSAKA GAS COMPANY LIMITED                                                                                 335,669
          7,902   PENNON GROUP PLC                                                                                           59,303
         60,588   PEPCO HOLDINGS INCORPORATED                                                                               868,226
        784,000   PERUSAHAAN GAS NEGARA PT                                                                                  270,278
         18,900   PETRONAS GAS BHD                                                                                           52,221
         17,965   PG&E CORPORATION                                                                                          729,199
         27,694   PINNACLE WEST CAPITAL CORPORATION                                                                         911,410
         68,101   PNM RESOURCES INCORPORATED                                                                                795,420
        364,000   PNOC ENERGY DEVELOPMENT CORPORATION                                                                        33,569
         65,446   PORTLAND GENERAL ELECTRIC COMPANY                                                                       1,277,506
         18,966   PPL CORPORATION                                                                                           557,600
         14,029   PROGRESS ENERGY INCORPORATED                                                                              554,566
          2,560   PUBLIC POWER CORPORATION SA                                                                                60,189
         25,902   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              820,316
          1,227   Q-CELLS AG+                                                                                                18,751
         42,770   QUESTAR CORPORATION                                                                                     1,443,915
          4,100   RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                               4,551
         16,600   RATCHABURI ELECTRICITY GENERATING HOLDING PCL ADR                                                          18,547
          2,676   RED ELECTRICA DE ESPANA                                                                                   125,448
          8,963   RELIANCE ENERGY LIMITED                                                                                   210,330
          3,952   RENEWABLE ENERGY CORPORATION AS+                                                                           26,762
              7   ROMANDE ENERGIE HOLDING SA                                                                                 13,671
         89,121   RRI ENERGY INCORPORATED+<<                                                                                529,379
         10,948   RWE AG                                                                                                  1,013,907
         14,000   SAIBU GAS COMPANY LIMITED                                                                                  38,066
         21,600   SARAWAK ENTERPRISE CORPORATION                                                                             13,310
         30,415   SCANA CORPORATION                                                                                       1,054,792
         24,095   SCOTTISH & SOUTHERN ENERGY PLC                                                                            438,933
         11,509   SEMPRA ENERGY<<                                                                                           577,407
          6,195   SEVERN TRENT PLC                                                                                           98,734
          6,285   SHANKS GROUP PLC                                                                                            9,009
         10,900   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                               337,367
          2,500   SHIZUOKA GAS COMPANY LIMITED                                                                               18,673
         18,316   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                      634,649
         39,638   SOUTHERN COMPANY                                                                                        1,236,706
         28,816   SOUTHERN UNION COMPANY                                                                                    571,709
         38,797   SOUTHWEST GAS CORPORATION                                                                                 944,707
         47,652   SP AUSNET                                                                                                  31,012
         32,597   SPECTRA ENERGY CORPORATION                                                                                613,476
         21,087   STERICYCLE INCORPORATED+<<                                                                              1,044,228
          6,630   SUEZ ENVIRONNEMENT SA                                                                                     136,399
         53,772   TECO ENERGY INCORPORATED                                                                                  716,243
        138,850   TENAGA NASIONAL BHD                                                                                       316,222

                  Wells Fargo Advantage Master Portfolios 129


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                              VALUE
------------   -------------                                                                                         --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
      32,838   TERNA SPA                                                                                             $      120,988
      13,300   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                              292,300
         800   THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                               47,630
      23,600   TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                                   511,059
      64,200   TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                                  1,673,133
     116,000   TOKYO GAS COMPANY LIMITED                                                                                    464,997
      10,229   TRACTEBEL ENERGIA SA                                                                                         106,485
       5,100   TRANSALTA CORPORATION                                                                                         99,321
       4,988   TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                          5,734
       3,817   TRUSTPOWER LIMITED                                                                                            19,908
      30,799   UNISOURCE ENERGY CORPORATION                                                                                 900,563
      16,849   UNITED UTILITIES GROUP PLC                                                                                   124,200
      69,864   VECTREN CORPORATION                                                                                        1,617,352
      11,325   VEOLIA ENVIRONNEMENT                                                                                         391,766
       1,566   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                       79,452
      49,190   WASTE CONNECTIONS INCORPORATED+                                                                            1,345,347
      25,253   WASTE MANAGEMENT INCORPORATED                                                                                755,822
      43,500   WGL HOLDINGS INCORPORATED                                                                                  1,435,500
      39,300   WILLIAMS COMPANIES INCORPORATED                                                                              646,092
       3,580   WOONGJIN COWAY COMPANY LIMITED                                                                                99,038
     125,438   XCEL ENERGY INCORPORATED                                                                                   2,477,401
      32,000   XINAO GAS HOLDINGS LIMITED                                                                                    51,032
                                                                                                                         98,826,700
                                                                                                                     --------------
ELECTRICAL PRODUCTS: 0.00%
      10,915   INVENTEC APPLIANCES CORPORATION                                                                                9,782
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.61%
      16,000   AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED                                                               13,253
     205,172   ACER INCORPORATED                                                                                            467,484
      25,398   ACUITY BRANDS INCORPORATED<<                                                                                 815,530
      87,400   ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                       743,774
     145,680   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                       635,165
     338,284   ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED                                                              241,510
       7,600   ADVANTEST CORPORATION                                                                                        189,490
       1,171   AIXTRON AG                                                                                                    22,982
      42,534   ALCO HOLDINGS LIMITED                                                                                         13,665
       1,200   ALPINE ELECTRONICS INCORPORATED                                                                               11,542
       8,900   ALPS ELECTRIC COMPANY LIMITED                                                                                 53,658
      73,216   ALTERA CORPORATION                                                                                         1,406,479
      26,339   AMETEK INCORPORATED                                                                                          829,152
     101,546   AMKOR TECHNOLOGY INCORPORATED+<<                                                                             562,565
      42,520   AMPHENOL CORPORATION CLASS A                                                                               1,486,499
       9,000   ANRITSU CORPORATION                                                                                           34,820
       5,228   ARCELIK AS                                                                                                    14,986
      35,433   ARM HOLDINGS PLC                                                                                              75,507
      76,161   ARRIS GROUP INCORPORATED+                                                                                  1,009,897
      14,239   ASIA OPTICAL COMPANY INCORPORATED                                                                             21,413
         688   ASM INTERNATIONAL NV+                                                                                         12,689
       6,500   ASM PACIFIC TECHNOLOGY                                                                                        41,640
     326,202   ASUSTEK COMPUTER INCORPORATED                                                                                519,283
      37,096   ATHEROS COMMUNICATIONS INCORPORATED+<<                                                                     1,025,333
     251,088   ATMEL CORPORATION+                                                                                         1,036,993
      20,003   ATMI INCORPORATED+                                                                                           339,851
       1,400   AXELL CORPORATION                                                                                             55,519
          82   BANG & OLUFSEN AS                                                                                              1,050

                  130 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                              VALUE
------------   -------------                                                                                         --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     650,000   BANK OF COMMUNICATIONS LIMITED                                                                        $      766,536
          99   BARCO NV                                                                                                       4,827
      56,503   BENCHMARK ELECTRONICS INCORPORATED+                                                                          926,649
       1,435   BF UTILITIES LIMITED+                                                                                         25,602
      11,800   BROTHER INDUSTRIES LIMITED                                                                                   118,444
      26,000   BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED+                                                                 12,010
       2,400   CANON ELECTRONICS INCORPORATED                                                                                41,165
      56,200   CANON INCORPORATED                                                                                         2,156,196
           7   CANON INCORPORATED ADR                                                                                           267
       7,738   CELESTICA INCORPORATED+                                                                                       65,773
      14,508   CERADYNE INCORPORATED+<<                                                                                     271,590
       9,990   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                                16,500
           8   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                                   137
      27,173   CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                                  50,934
     518,844   CHI MEI OPTOELECTRONICS CORPORATION                                                                          254,563
      30,000   CHINA WATER AFFAIRS GROUP LIMITED                                                                              7,587
       1,900   CHIYODA INTEGRE COMPANY LIMITED                                                                               22,441
       4,245   CHLORIDE GROUP                                                                                                10,414
     499,000   CHUNGHWA PICTURE TUBES LIMITED+                                                                               55,332
       2,637   CIA ENERGETICA DE MINAS GERAIS                                                                                29,433
      54,480   CIENA CORPORATION+<<                                                                                         730,032
     401,349   CISCO SYSTEMS INCORPORATED+                                                                                8,669,138
       8,000   CLARION COMPANY LIMITED                                                                                        8,168
       2,200   CMK CORPORATION                                                                                               19,080
      16,985   COMTECH TELECOMMUNICATIONS CORPORATION+                                                                      577,830
       2,000   CORONA CORPORATION                                                                                            27,792
      49,448   CREE INCORPORATED+<<                                                                                       1,821,664
      18,200   CYMER INCORPORATED+                                                                                          640,276
      89,361   CYPRESS SEMICONDUCTOR CORPORATION+<<                                                                         904,333
      16,000   DAIDO STEEL COMPANY LIMITED                                                                                   64,481
       9,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                                31,048
       6,000   DAISHINKU CORPORATION                                                                                         24,890
      10,395   DARFON ELECTRONICS CORPORATION                                                                                15,885
      22,600   DELTA ELECTRONICS (THAILAND) PCL                                                                              11,629
      10,509   DIONEX CORPORATION+                                                                                          632,011
      12,136   DOLBY LABORATORIES INCORPORATED CLASS A+<<                                                                   473,425
       1,900   EIZO NANAO CORPORATION                                                                                        43,391
      11,343   ELECTROCOMPONENTS PLC                                                                                         30,930
       6,336   ELECTROLUX AB CLASS B                                                                                        131,287
      43,672   ELITEGROUP COMPUTER SYSTEMS                                                                                   16,916
      55,433   ENERGIAS DE PORTUGAL SA                                                                                      239,600
      16,997   ENERGIZER HOLDINGS INCORPORATED+                                                                           1,112,114
       3,900   ENPLAS CORPORATION                                                                                            75,150
      39,210   EPISTAR CORPORATION                                                                                          115,189
      27,583   EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                         76,255
       1,640   EVERTZ TECHNOLOGIES LIMITED                                                                                   21,632
         180   EVS BROADCAST EQUIPMENT SA                                                                                    11,460
      23,645   EXIDE INDUSTRIES LIMITED                                                                                      46,321
     107,648   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+<<                                                      1,082,939
       9,000   FANUC LIMITED                                                                                                734,121
      22,410   FARADAY TECHNOLOGY CORPORATION                                                                                35,606
       3,222   FIRST SOLAR INCORPORATED+<<                                                                                  391,731
     202,000   FLEXTRONICS INTERNATIONAL LIMITED+                                                                         1,197,862
      12,600   FORMOSA SUMCO TECHNOLOGY CORPORATION                                                                          24,881
       2,400   FOSTER ELECTRIC COMPANY LIMITED                                                                               48,542
       1,000   FUNAI ELECTRIC COMPANY LIMITED                                                                                39,871

                   Wells Fargo Advantage Master Portfolios 131


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                              VALUE
------------   -------------                                                                                         --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       1,300   FUTABA CORPORATION CHIBA                                                                              $       22,382
     546,407   GENERAL ELECTRIC COMPANY                                                                                   7,595,057
      35,588   GENTEX CORPORATION<<                                                                                         519,229
       4,387   GLOBAL UNICHIP CORPORATION                                                                                    19,324
       5,463   GN STORE NORD                                                                                                 29,146
      25,000   GS YUASA CORPORATION                                                                                         217,894
       3,200   HAMAMATSU PHOTONICS                                                                                           68,264
     194,800   HANA MICROELECTRONICS PCL                                                                                    113,409
     386,962   HANNSTAR DISPLAY CORPORATION+                                                                                 81,115
      50,694   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                               1,520,313
      59,353   HARMONIC INCORPORATED+                                                                                       391,730
      33,867   HARRIS CORPORATION                                                                                         1,176,201
       7,336   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+                                                                 44,456
      58,056   HEXEL CORPORATION+<<                                                                                         631,649
       1,100   HI-LEX CORPORATION                                                                                            10,450
         900   HIOKI EE CORPORATION                                                                                          17,507
       1,600   HIROSE ELECTRIC COMPANY LIMITED                                                                              197,571
       9,000   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                                 185,610
       1,900   HORIBA LIMITED                                                                                                43,084
       2,900   HOSIDEN CORPORATION                                                                                           42,729
         300   HUBER & SUHNER AG                                                                                             11,545
      30,437   HYNIX SEMICONDUCTOR INCORPORATED+                                                                            534,944
       6,700   IBIDEN COMPANY LIMITED                                                                                       238,334
       1,100   IDEC CORPORATION                                                                                               9,304
      23,791   IMATION CORPORATION                                                                                          204,603
         510   INDESIT COMPANY SPA                                                                                            3,497
      23,634   INFINEON TECHNOLOGIES AG+                                                                                    124,177
         959   INGENICO                                                                                                      23,510
     245,873   INNOLUX DISPLAY CORPORATION                                                                                  275,255
     151,400   INOTERA MEMORIES INCORPORATED                                                                                 85,091
     287,034   INTEL CORPORATION                                                                                          5,832,531
      26,869   INTERDIGITAL INCORPORATED+<<                                                                                 563,174
      31,534   INTERSIL CORPORATION CLASS A                                                                                 466,703
      50,400   JABIL CIRCUIT INCORPORATED                                                                                   551,880
     131,776   JDS UNIPHASE CORPORATION+                                                                                    905,301
       3,000   JEOL LIMITED                                                                                                  14,025
       7,000   JUKI CORPORATION                                                                                               9,404
          51   KABA HOLDING                                                                                                  10,957
      12,232   KESA ELECTRICALS PLC                                                                                          27,998
       1,900   KEYENCE CORPORATION                                                                                          401,440
      16,582   KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                                    34,508
       3,700   KOA CORPORATION                                                                                               35,708
      25,879   KONINKLIJKE PHILIPS ELECTRONICS NV                                                                           584,702
       3,147   KONTRON AG                                                                                                    36,453
       2,324   KUDELSKI SA                                                                                                   52,674
       8,900   KYOCERA CORPORATION                                                                                          741,268
       7,983   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                     593,935
       7,493   LAIRD GROUP PLC                                                                                               20,249
       2,648   LEGRAND SA                                                                                                    64,991
       7,378   LG ELECTRONICS INCORPORATED                                                                                  844,787
      12,960   LG TELECOM LIMITED                                                                                            80,942
      24,933   LINCOLN ELECTRIC HOLDINGS INCORPORATED<<                                                                   1,134,950
      51,582   LINEAR TECHNOLOGY CORPORATION                                                                              1,370,534
       2,403   LS CABLE LIMITED                                                                                             158,930
     177,525   LSI LOGIC CORPORATION+                                                                                       924,905
       1,600   MABUCHI MOTOR COMPANY LIMITED                                                                                 81,505

                  132 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                              VALUE
------------   -------------                                                                                         --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     249,191   MACRONIX INTERNATIONAL                                                                                $      118,477
       6,300   MAKITA CORPORATION                                                                                           178,066
       8,700   MALAYSIAN PACIFIC INDUSTRIES                                                                                  14,527
       3,800   MARUBUN CORPORATION                                                                                           24,911
     134,258   MARVELL TECHNOLOGY GROUP LIMITED+                                                                          2,047,435
      83,100   MEDIATEK INCORPORATED                                                                                      1,206,742
         900   MEGACHIPS CORPORATION                                                                                         20,263
         187   MELEXIS NV                                                                                                     1,592
      55,517   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                      885,496
      37,797   MICREL INCORPORATED                                                                                          293,683
       2,219   MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                                       1,379
      50,100   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                        1,330,155
       1,369   MICRONAS SEMICONDUCTOR HOLDING+                                                                                6,128
         600   MICRONICS JAPAN COMPANY LIMITED                                                                               10,704
      49,849   MICROSEMI CORPORATION+                                                                                       703,369
         600   MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                                  8,279
      17,000   MINEBEA COMPANY LIMITED                                                                                       78,925
       3,700   MITSUMI ELECTRIC COMPANY LIMITED                                                                              85,889
      17,095   MOLEX INCORPORATED<<                                                                                         311,300
      19,286   MOLEX INCORPORATED CLASS A                                                                                   324,583
      23,255   MOOG INCORPORATED CLASS A+                                                                                   673,930
      50,780   MOSEL VITELIC INCORPORATED                                                                                    10,182
     107,600   MOTOROLA INCORPORATED                                                                                        772,568
      10,900   MURATA MANUFACTURING COMPANY LIMITED                                                                         515,422
      15,435   NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                      50,408
     125,231   NANYA TECHNOLOGY CORPORATION                                                                                  64,676
      67,257   NATIONAL GRID PLC                                                                                            648,734
      63,123   NATIONAL SEMICONDUCTOR CORPORATION<<                                                                         957,576
      96,000   NEC CORPORATION                                                                                              346,652
       1,400   NEC ELECTRONICS CORPORATION+                                                                                  13,767
         579   NEXANS SA                                                                                                     42,308
      14,000   NGK INSULATORS LIMITED                                                                                       326,491
       3,400   NICHICON CORPORATION                                                                                          47,319
       1,000   NIDEC COPAL CORPORATION                                                                                       11,413
       7,000   NIDEC COPAL ELECTRONICS CORPORATION                                                                           38,743
       3,000   NIDEC SANKYO CORPORATION                                                                                      17,507
         300   NIHON DEMPA KOGYO COMPANY LIMITED                                                                              6,803
       5,400   NINTENDO COMPANY LIMITED                                                                                   1,460,118
      11,000   NIPPON CARBON COMPANY LIMITED                                                                                 39,484
       3,000   NIPPON CHEMI-CON CORPORATION                                                                                  11,607
       2,400   NIPPON SIGNAL COMPANY LIMITED                                                                                 24,013
       8,000   NISSIN ELECTRIC COMPANY LIMITED                                                                               44,449
       1,300   NITTO KOGYO CORPORATION                                                                                       12,434
     101,313   NOKIA OYJ                                                                                                  1,408,860
         832   NORDDEUTSCHE AFFINERIE AG                                                                                     31,668
       1,600   NORITZ CORPORATION                                                                                            21,236
      33,791   NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                                  79,353
      66,554   NTPC LIMITED                                                                                                 289,457
          58   NTT DATA CORPORATION                                                                                         197,593
     135,303   NVIDIA CORPORATION+                                                                                        1,964,600
         111   OC OERLIKON CORPORATION AG+                                                                                    6,924
      34,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                         35,809
      11,500   OLYMPUS CORPORATION                                                                                          312,681
      43,419   OMNIVISION TECHNOLOGIES INCORPORATED+                                                                        635,220
       9,804   OMRON CORPORATION                                                                                            167,211
       2,200   ONEX CORPORATION                                                                                              46,020

                  Wells Fargo Advantage Master Portfolios 133


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                              VALUE
------------   -------------                                                                                         --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      14,000   OPENWAVE SYSTEMS INCORPORATED+                                                                        $       38,780
       2,730   OPTEX COMPANY LIMITED                                                                                         32,566
      36,886   PAN-INTERNATIONAL INDUSTRIAL                                                                                  41,125
      10,195   PARK ELECTROCHEMICAL CORPORATION                                                                             219,600
          11   PHOENIX MECANO AG                                                                                              3,896
      23,214   PHOENIX PRECISION TECHNOLOGY CORPORATION                                                                      14,281
      42,628   PLANTRONICS INCORPORATED                                                                                   1,018,383
      24,125   PLEXUS CORPORATION+                                                                                          607,468
     187,835   PMC-SIERRA INCORPORATED+                                                                                   1,705,542
      47,287   POWERTECH TECHNOLOGY INCORPORATED                                                                            129,147
      18,366   PREMIER FARNELL PLC                                                                                           49,333
       2,397   PRYSMIAN SPA                                                                                                  44,776
      30,900   QLOGIC CORPORATION+                                                                                          488,529
     114,197   QUALCOMM INCORPORATED                                                                                      5,301,025
      65,619   RAMBUS INCORPORATED+<<                                                                                     1,253,323
      28,489   REALTEK SEMICONDUCTOR CORPORATION                                                                             60,152
      21,671   REGAL-BELOIT CORPORATION                                                                                     985,164
      12,656   RESEARCH IN MOTION LIMITED+                                                                                  928,897
      10,996   REUNERT LIMITED                                                                                               71,804
       1,070   REXEL SA+                                                                                                     13,698
     210,444   RF MICRO DEVICES INCORPORATED+                                                                               989,087
       9,445   RICHTEK TECHNOLOGY CORPORATION                                                                                74,889
      33,565   RICOH COMPANY LIMITED                                                                                        483,726
      39,279   ROCKWELL COLLINS INCORPORATED                                                                              1,808,405
       4,800   ROHM COMPANY LIMITED                                                                                         323,439
         800   ROLAND CORPORATION                                                                                             9,371
       1,765   ROTORK PLC                                                                                                    27,656
       1,800   RYOSAN COMPANY LIMITED                                                                                        45,750
       5,918   SAFRAN SA                                                                                                    108,724
       1,319   SAMSUNG DIGITAL IMAGING COMPANY LIMITED+                                                                      43,313
       4,230   SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                                    302,457
       8,634   SAMSUNG ELECTRONICS COMPANY LIMITED                                                                        5,330,142
       2,690   SAMSUNG SDI COMPANY LIMITED                                                                                  318,777
       2,936   SAMSUNG TECHWIN COMPANY LIMITED                                                                              182,898
       7,000   SANKEN ELECTRIC COMPANY LIMITED                                                                               25,352
         900   SANSHIN ELECTRONICS COMPANY LIMITED                                                                            7,399
       6,000   SANYO DENKI COMPANY LIMITED                                                                                   26,824
         348   SEB SA                                                                                                        17,349
      10,600   SECOM COMPANY LIMITED                                                                                        478,452
       7,300   SEIKO EPSON CORPORATION                                                                                      108,029
     589,000   SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                        28,118
      49,000   SHARP CORPORATION                                                                                            566,093
       9,000   SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                             22,053
       2,200   SHINKAWA LIMITED                                                                                              38,136
       3,100   SHINKO ELECTRIC INDUSTRIES                                                                                    57,836
      10,000   SHOWA ELECTRIC WIRE                                                                                           11,607
      49,000   SILICON INTEGRATED SYSTEMS CORPORATION                                                                        16,300
      27,616   SILICON LABORATORIES INCORPORATED+<<                                                                       1,243,825
       9,592   SMITHS GROUP PLC                                                                                             125,235
      11,000   SMK CORPORATION                                                                                               69,866
       1,711   SOITEC+                                                                                                       15,659
      43,262   SOLERA HOLDINGS INCORPORATED                                                                               1,139,521
      47,094   SONY CORPORATION                                                                                           1,272,879
       2,351   SPECTRIS PLC                                                                                                  26,791
       2,000   STAR MICRONICS COMPANY LIMITED                                                                                20,956
      33,120   STERLITE INDUSTRIES INDIA LIMITED                                                                            458,321

                  134 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                              VALUE
------------   -------------                                                                                         --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      17,186   STMICROELECTRONICS NV                                                                                 $      148,198
       1,500   SUMIDA ELECTRIC CORPORATION                                                                                   10,736
      38,140   SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                            20,682
      12,071   SUNPOWER CORPORATION+<<                                                                                      306,000
      10,081   SUNPOWER CORPORATION CLASS B+<<                                                                              215,636
      19,948   SYNAPTICS INCORPORATED+<<                                                                                    514,259
       1,369   TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                                          25,047
       7,000   TAIYO YUDEN COMPANY LIMITED                                                                                   83,503
      16,000   TAMURA CORPORATION                                                                                            61,042
       2,300   TANBERG ASA                                                                                                   47,662
       9,688   TATA POWER COMPANY LIMITED                                                                                   259,696
     282,000   TATUNG COMPANY LIMITED+                                                                                       60,056
      61,800   TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                                   28,466
     130,000   TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                                     53,514
       2,000   TEIKOKY TSUSHIN KOGYO COMPANY                                                                                  5,502
      24,781   TELEFLEX INCORPORATED                                                                                      1,122,579
       7,326   TELEFONICA O2 CZECH REPUBLIC AS                                                                              203,289
     100,564   TELLABS INCORPORATED+                                                                                        637,576
      28,631   TESSERA TECHNOLOGIES INCORPORATED+                                                                           719,497
      13,009   THOMAS & BETTS CORPORATION+                                                                                  360,219
       4,752   THOMSON REUTERS PLC                                                                                          149,859
       1,000   TOA CORPORATION                                                                                                6,448
      14,000   TOKO INCORPORATED                                                                                             25,728
       8,400   TOKYO ELECTRON LIMITED                                                                                       456,787
      29,000   TOKYO ROPE MANUFACTURING                                                                                      98,173
       1,900   TOKYO SEIMITSU COMPANY LIMITED                                                                                27,117
       5,000   TOSHIBA TEC CORPORATION                                                                                       21,601
         300   TOYO TANSO COMPANY LIMITED                                                                                    16,894
      24,899   TRANSCEND INFORMATION INCORPORATED                                                                            82,829
      28,407   TRIPOD TECHNOLOGY CORPORATION                                                                                 63,172
       4,000   TRULY INTERNATIONAL                                                                                            4,227
      22,927   TYCO ELECTRONICS LIMITED                                                                                     523,194
       1,388   ULTRA ELECTRONICS HOLDINGS                                                                                    28,426
       1,700   ULVAC INCORPORATED                                                                                            48,963
      43,511   UNIVERSAL SCIENTIFIC                                                                                          16,325
      44,814   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                                  1,369,964
       8,821   VECTOR LIMITED                                                                                                12,228
       9,000   VENTURE CORPORATION LIMITED                                                                                   53,777
      89,000   VIA TECHNOLOGIES INCORPORATED+                                                                                30,012
     149,245   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                       1,204,407
          13   WACOM COMPANY LIMITED                                                                                         26,168
     198,000   WALSIN LIHWA CORPORATION                                                                                      65,265
       4,000   WBL CORPORATION LIMITED                                                                                       12,075
      93,971   WESTAR ENERGY INCORPORATED                                                                                 1,928,285
      20,200   WHIRLPOOL CORPORATION                                                                                      1,297,042
     222,000   WINDBOND ELECTRONICS CORPORATION+                                                                             37,296
      77,000   WINTEK CORPORATION                                                                                            56,376
      40,000   YA HSIN INDUSTRIAL COMPANY LIMITED(a)                                                                              0
     118,000   YAGEO CORPORATION                                                                                             29,933
       5,000   YAMAICHI ELECTRONICS COMPANY LIMITED                                                                          11,929
      11,000   YASKAWA ELECTRIC CORPORATION                                                                                  79,441
       9,700   YOKOGAWA ELECTRIC CORPORATION                                                                                 83,396
       3,200   YOKOWO COMPANY LIMITED                                                                                        18,399
       7,883   YOUNG FAST OPTOELECTRONICS COMPANY LIMITED                                                                    82,981
      28,448   ZORAN CORPORATION+                                                                                           314,350
                                                                                                                        127,611,532
                                                                                                                     --------------

                  Wells Fargo Advantage Master Portfolios 135


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                              VALUE
------------   -------------                                                                                         --------------
ELECTRONICS: 0.00%
       8,926   CARPHONE WAREHOUSE PLC                                                                                $       26,650
                                                                                                                     --------------
ENERGY: 0.01%
          84   ATEL HOLDING AG                                                                                               35,638
         665   BAYTEX ENERGY TRUST                                                                                           14,463
      76,585   GVK POWER & INFRASTRUCTURE LIMITED                                                                            75,605
       8,953   LINC ENERGY LIMITED+                                                                                          10,443
         456   SECHILIENNE SA                                                                                                17,991
       1,865   SOLARWORLD AG                                                                                                 39,677
       1,492   SONGA OFFSHORE SE+                                                                                             5,504
                                                                                                                            199,321
                                                                                                                     --------------
ENERGY - EXPLORATION & PRODUCTION: 0.01%
      64,427   RELIANCE NATURAL RESOURCES LIMITED+                                                                          113,613
                                                                                                                     --------------
ENGINEERING CONSTRUCTION: 0.03%
       3,340   AKER KVAERNER ASA                                                                                             32,747
      28,000   ANHUI CONCH CEMENT COMPANY LIMITED                                                                           177,203
      11,562   LARSEN & TOUBRO LIMITED                                                                                      371,180
      10,000   PEACE MARK HOLDINGS LIMITED+(a)                                                                                    0
       2,000   TOSHIBA PLANT SYSTEMS & SERVICES CORPORATION                                                                  27,147
                                                                                                                            608,277
                                                                                                                     --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.14%
      42,337   ACCENTURE LIMITED CLASS A                                                                                  1,397,121
       4,758   ACERGY SA                                                                                                     47,836
      23,663   AECOM TECHNOLOGY CORPORATION+                                                                                648,603
      35,166   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                       443,092
       1,965   AUSENCO LIMITED                                                                                                8,038
      20,934   AVENG LIMITED                                                                                                110,866
      46,000   BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                                 25,580
         874   BHARAT EARTH MOVERS LIMITED                                                                                   19,894
       7,317   BOUYGUES SA                                                                                                  363,102
      31,528   CELGENE CORPORATION+                                                                                       1,644,816
      18,611   CEPHALON INCORPORATED+<<                                                                                   1,059,524
       8,000   CHIYODA CORPORATION                                                                                           64,653
       1,100   CHUDENKO CORPORATION                                                                                          18,465
      14,242   CORE LABORATORIES NV<<                                                                                     1,319,806
      15,505   DOWNER EDI LIMITED                                                                                           105,101
      12,360   FLUOR CORPORATION                                                                                            653,844
         801   FRAPORT AG                                                                                                    40,444
      32,011   GEN-PROBE INCORPORATED+                                                                                    1,234,024
       4,621   GROUPE AEROPLAN INCORPORATED                                                                                  38,663
      14,509   HCL TECHNOLOGIES LIMITED                                                                                      89,149
      21,581   HEWITT ASSOCIATES INCORPORATED+                                                                              777,348
       2,000   HIBIYA ENGINEERING LIMITED                                                                                    17,990
       3,000   HITACHI PLANT TECHNOLOGIES LIMITED                                                                            19,602
       2,800   HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED                                                                32,767
      10,815   IHS INCORPORATED+                                                                                            523,446
       1,402   IMTECH NV                                                                                                     33,958
      60,700   INCYTE CORPORATION+<<                                                                                        400,013
      57,077   ISIS PHARMACEUTICALS INCORPORATED+<<                                                                         921,223
      30,412   JACOBS ENGINEERING GROUP INCORPORATED+                                                                     1,337,520
      51,333   JAIPRAKASH ASSOCIATES LIMITED                                                                                238,923
       3,000   JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                        34,788
       5,000   KANDENKO COMPANY LIMITED                                                                                      34,605

                  136 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                              VALUE
------------   -------------                                                                                         --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
         590   KBC ANCORA                                                                                            $       11,749
       2,000   KYUDENKO CORPORATION                                                                                          13,176
      50,200   MALAYSIA AIRPORTS HOLDINGS BHD                                                                                48,468
       3,059   MONADELPHOUS GROUP LIMITED                                                                                    33,430
      46,810   MOODY'S CORPORATION                                                                                        1,275,104
      23,725   MYRIAD GENETICS INCORPORATED+                                                                                725,273
      10,448   NAGARJUNA CONSTRUCTION COMPANY                                                                                29,145
       2,000   NAVIGANT CONSULTING INCORPORATED+                                                                             25,180
       1,000   NEC NETWORKS & SYSTEM INTEGRATION CORPORATION                                                                 13,724
       1,000   OYO CORPORATION                                                                                               10,446
      27,360   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                              550,210
         552   POL-AQUA SA+                                                                                                   5,106
     244,400   POWER LINE ENGINEERING PCL                                                                                    10,707
      13,176   PUNJ LLOYD LIMITED                                                                                            72,620
      13,758   QINETIQ PLC                                                                                                   31,244
      10,321   QUEST DIAGNOSTICS INCORPORATED                                                                               556,921
      38,636   REGENERON PHARMACEUTICAL INCORPORATED+                                                                       878,196
      27,605   RESOURCES GLOBAL PROFESSIONALS+                                                                              425,393
       2,400   SAMSUNG ENGINEERING COMPANY LIMITED                                                                          156,041
       2,000   SANKI ENGINEERING COMPANY LIMITED                                                                             16,701
       1,300   SHINKO PLANTECH COMPANY LIMITED                                                                               12,546
       4,000   SNC-LAVALIN GROUP INCORPORATED                                                                               169,317
     391,200   SOLARTRON PCL                                                                                                 11,963
       1,039   STANTEC INCORPORATED+                                                                                         26,878
       1,200   TAIKISHA                                                                                                      16,262
       3,000   TAKASAGO THERMAL ENGINEERING COMPANY                                                                          26,760
      37,620   TETRA TECH INCORPORATED+<<                                                                                 1,111,295
       3,000   TOYO ENGINEERING CORPORATION                                                                                  10,736
      12,613   TRANSFIELD SERVICES LIMITED                                                                                   43,175
      20,000   TRANSMILE GROUP BHD                                                                                            6,986
      20,743   URS CORPORATION+                                                                                             896,720
      10,268   VOLTAS LIMITED                                                                                                33,186
      26,055   WATSON WYATT & COMPANY HOLDINGS                                                                            1,138,604
      16,400   WCT ENGINEERING BHD                                                                                           12,528
                                                                                                                         22,110,594
                                                                                                                     --------------
ENTERTAINMENT: 0.01%
      19,608   CROWN LIMITED                                                                                                131,090
      17,170   PREMIERE AG+                                                                                                  81,968
                                                                                                                            213,058
                                                                                                                     --------------
ENVIRONMENTAL CONTROL: 0.00%
         936   BUREAU VERITAS SA                                                                                             47,220
                                                                                                                     --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.74%
       2,783   ACERINOX SA                                                                                                   58,849
       7,981   ALLIANT TECHSYSTEMS INCORPORATED+<<                                                                          616,772
      39,500   APTARGROUP INCORPORATED                                                                                    1,358,010
       8,000   ASSA ABLOY AB CLASS B                                                                                        128,118
         424   CCL INDUSTRIES INCORPORATED CLASS B                                                                            8,528
      97,199   COMMERCIAL METALS COMPANY                                                                                  1,645,579
      44,030   CRANE COMPANY                                                                                              1,033,384
      39,696   CROWN HOLDINGS INCORPORATED+                                                                                 985,652
      46,763   ECM LIBRA BHD(a)                                                                                                   0
      41,300   FORTUNE BRANDS INCORPORATED                                                                                1,644,153
         700   FP CORPORATION                                                                                                33,251

                  Wells Fargo Advantage Master Portfolios 137


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                              VALUE
------------   -------------                                                                                         --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
       1,100   FUJI SEAL INTERNATIONAL INCORPORATED                                                                  $       23,336
      25,200   GIANT MANUFACTURING COMPANY LIMITED                                                                           64,461
         156   HOGANAS AB                                                                                                     2,553
       1,450   HUHTAMAKI OYJ                                                                                                 17,482
       2,000   HULAMIN LIMITED                                                                                                3,599
      21,900   ILLINOIS TOOL WORKS INCORPORATED                                                                             915,858
       8,430   JINDAL STEEL & POWER LIMITED                                                                                 540,806
     141,000   KOBE STEEL LIMITED                                                                                           260,634
       1,237   MERCATOR MINERALS LIMITED+                                                                                     2,701
      97,941   MUELLER WATER PRODUCTS INCORPORATED                                                                          450,529
      26,936   NAMPAK LIMITED                                                                                                59,381
      41,000   NISSHIN STEEL COMPANY LIMITED                                                                                 83,278
      20,000   NTN CORPORATION                                                                                               93,283
      32,112   QUANEX BUILDING PRODUCTS CORPORATION                                                                         432,549
      20,231   SHAW GROUP INCORPORATED+                                                                                     593,375
      32,985   SIMPSON MANUFACTURING COMPANY INCORPORATED<<                                                                 847,715
       9,300   SKF AB CLASS B                                                                                               142,013
      35,880   SNAP-ON INCORPORATED                                                                                       1,339,042
       3,651   SSAB SVENSKT STAL AB CLASS A                                                                                  53,213
       1,350   SSAB SVENSKT STAL AB CLASS B                                                                                  17,874
     178,000   SUMITOMO METAL INDUSTRIES LIMITED                                                                            445,717
       4,678   VALMONT INDUSTRIES INCORPORATED                                                                              385,140
       2,864   VOESTALPINE AG                                                                                                92,177
                                                                                                                         14,379,012
                                                                                                                     --------------
FINANCE & FINANCIAL SERVICES: 0.21%
     636,000   ASIA PLUS SECURITIES PCL                                                                                      33,661
      15,887   CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                                   42,163
   2,332,000   CHINA CONSTRUCTION BANK                                                                                    1,760,182
     156,339   JANUS CAPITAL GROUP INCORPORATED<<                                                                         1,988,632
     848,000   KGI SECURITIES COMPANY LIMITED                                                                                31,167
       2,277   NFI EMPIK MEDIA & FASION SA+                                                                                  12,659
      28,344   RURAL ELECTRIFICATION CORPORATION LIMITED                                                                    128,934
                                                                                                                          3,997,398
                                                                                                                     --------------
FINANCIAL: 0.00%
       4,273   LONDON STOCK EXCHANGE GROUP PLC                                                                               56,032
                                                                                                                     --------------
FINANCIAL SERVICES: 0.24%
     385,000   AYALA LAND INCORPORATED                                                                                       84,819
       4,300   BANGKOK BANK PCL                                                                                              13,971
      71,656   BANK HAPOALIM LIMITED+                                                                                       230,205
      37,949   BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                                  790,098
       3,347   CARDNO LIMITED                                                                                                12,871
     644,116   CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                                358,098
       4,125   GRUPO FINANCIERO GALICIA SA ADR+<<                                                                            16,624
      54,580   ING GROEP NV                                                                                                 825,108
      37,869   SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                                    1,243,209
       1,924   WIRECARD AG                                                                                                   20,190
      15,970   WOORI FINANCE HOLDINGS COMPANY LIMITED                                                                       179,661
       3,879   ZURICH FINANCIAL SERVICES AG                                                                                 852,435
                                                                                                                          4,627,289
                                                                                                                     --------------

                  138 Wells Fargo Advantage Master Portfolios


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                              VALUE
------------   -------------                                                                                         --------------
FISHING, HUNTING & TRAPPING: 0.00%
      64,400   MARINE HARVEST+                                                                                       $       45,697
       9,700   NIPPON SUISAN KAISHA LIMITED                                                                                  29,084
                                                                                                                             74,781
                                                                                                                     --------------
FOOD & BEVERAGE: 0.00%
       2,959   BRITVIC PLC                                                                                                   16,696
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 2.47%
      33,000   AJINOMOTO COMPANY INCORPORATED                                                                               336,561
      31,963   ALICORP SA                                                                                                    21,853
       6,960   ANHEUSER-BUSCH INBEV NV+                                                                                          40
      40,200   ARCHER-DANIELS-MIDLAND COMPANY                                                                             1,158,966
         900   ARIAKE JAPAN COMPANY LIMITED                                                                                  14,083
       1,015   ARYZTA AG+                                                                                                    37,702
       2,218   ARYZTA AG+                                                                                                    82,528
      21,400   ASAHI BREWERIES LIMITED                                                                                      372,114
      30,000   ASIA FOOD & PROPERTIES LIMITED                                                                                 7,391
       5,000   ASIA PACIFIC BREWERIES LIMITED                                                                                41,639
       9,472   ASSOCIATED BRITISH FOODS PLC                                                                                 123,437
         450   AXFOOD AB                                                                                                     12,074
          27   BARRY CALLEBAUT AG                                                                                            14,636
      24,966   BIDVEST GROUP LIMITED                                                                                        362,645
       2,439   BIM BIRLESIK MAGAZALAR AS                                                                                     91,050
       3,682   BIOCON LIMITED                                                                                                17,982
      33,577   BUNGE LIMITED<<                                                                                            2,249,995
      35,942   CADBURY PLC                                                                                                  339,953
       2,600   CARLSBERG AS                                                                                                 186,786
       9,100   CARLSBERG BREWERY MALAYSIA BERHAD                                                                             11,086
      30,567   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                   984,257
      21,500   CHINA HUIYUAN JUICE GROUP                                                                                     14,203
      49,000   CHINA MENGNIU DAIRY COMPANY                                                                                  116,076
      36,000   CHINA YURUN FOOD GROUP LIMITED                                                                                62,149
       8,407   CIA CERVECERIAS UNIDAS SA                                                                                     54,883
       3,711   CIA DE BEBIDAS DAS AMERICAS                                                                                  236,675
         836   CJ CHEILJEDANG CORPORATION                                                                                   111,788
       1,178   CJ CORPORATION                                                                                                47,256
      23,894   COCA-COLA AMATIL LIMITED                                                                                     200,135
       1,000   COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                                       13,756
     109,833   COCA-COLA COMPANY                                                                                          5,356,555
      14,700   COCA-COLA ENTERPRISES INCORPORATED                                                                           297,087
       4,565   COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                       105,365
       3,900   COCA-COLA WEST JAPAN COMPANY LIMITED                                                                          75,737
      20,000   COFCO INTERNATIONAL LIMITED                                                                                   12,154
      48,098   COMPASS GROUP PLC                                                                                            255,575
      22,814   CONAGRA FOODS INCORPORATED                                                                                   468,371
      54,283   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                   802,846
       1,325   CSM                                                                                                           28,811
       1,680   DAIRY CREST GROUP PLC                                                                                          8,377
       1,000   DANISCO AS                                                                                                    48,921
      51,358   DARLING INTERNATIONAL INCORPORATED+                                                                          360,020
       2,056   DAVID CAMPARI-MILANO SPA                                                                                      17,449
     172,932   DEL MONTE FOODS COMPANY                                                                                    1,814,057
      66,680   DIAGEO PLC                                                                                                 1,035,583
         400   DYDO DRINCO INCORPORATED                                                                                      12,947
         250   EAST ASIATIC COMPANY LIMITED A/S                                                                               8,595
       5,000   EZAKI GLICO COMPANY LIMITED                                                                                   55,078

                   Wells Fargo Advantage Master Portfolios 139


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                              VALUE
------------   -------------                                                                                         --------------
FOOD & KINDRED PRODUCTS (continued)
      89,154   FOSTER'S GROUP LIMITED                                                                                $      412,935
       5,500   FRASER & NEAVE HOLDINGS                                                                                       14,994
       3,000   FUJI OIL COMPANY LIMITED                                                                                      42,106
       1,000   FUJICCO COMPANY LIMITED                                                                                       11,660
         800   GENMAB A/S+                                                                                                   22,611
       7,034   GLENMARK PHARMACEUTICALS LIMITED                                                                              31,262
       4,945   GREENE KING PLC                                                                                               38,488
       1,680   GREGGS PLC                                                                                                    11,134
      16,309   GROUPE DANONE                                                                                                886,831
      44,900   GRUPO BIMBO SAB DE CV                                                                                        260,068
      29,700   GRUPO MODELO SA DE CV                                                                                        108,398
       8,900   GUINNESS ANCHOR BHD                                                                                           16,529
      17,859   HANSEN NATURAL CORPORATION+<<                                                                                583,275
       2,248   HEINEKEN HOLDING NV                                                                                           79,666
         418   HITE BREWERY COMPANY LIMITED                                                                                  54,778
         329   HITE HOLDINGS COMPANY LIMITED                                                                                 10,528
       3,900   HOUSE FOODS CORPORATION                                                                                       60,564
      18,172   INBEV NA                                                                                                     784,543
     250,924   INDOFOOD SUKSES MAKMUR TBK PT                                                                                 62,233
       8,000   ITOHAM FOODS INCORPORATED                                                                                     28,028
      44,186   J SAINSBURY PLC                                                                                              234,284
       5,000   J-OIL MILLS INCORPORATED                                                                                      18,538
     521,200   JG SUMMIT HOLDINGS                                                                                            66,225
       3,900   KAGOME COMPANY LIMITED                                                                                        72,887
       3,323   KERRY GROUP PLC                                                                                               86,941
      21,200   KHON KAEN SUGAR INDUSTRY PCL                                                                                   8,914
       9,000   KIKKOMAN CORPORATION                                                                                         111,521
      45,000   KIRIN BREWERY COMPANY LIMITED                                                                                659,162
       1,159   KONINKLIJKE WESSANEN NV                                                                                        6,297
      68,520   KRAFT FOODS INCORPORATED CLASS A                                                                           1,942,542
       7,100   KULIM (MALAYSIA) BERHAD                                                                                       15,021
      12,302   LANCASTER COLONY CORPORATION                                                                                 618,299
           4   LINDT & SPRUENGLI AG                                                                                          98,215
          18   LINDT & SPRUENGLI AG (PARTICIPATION CERTIFICATE)                                                              38,247
      12,212   LION NATHAN LIMITED                                                                                          121,898
          43   LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                       26,167
          67   LOTTE CONFECTIONERY COMPANY LIMITED                                                                           55,579
      64,900   MANILA WATER COMPANY                                                                                          20,616
       1,451   MAPLE LEAF FOODS INCORPORATED                                                                                 12,181
       5,000   MARUDAI FOOD COMPANY LIMITED                                                                                  14,186
      14,000   MARUHA NICHIRO HOLDINGS INCORPORATED                                                                          21,214
         600   MEITO SANGYO COMPANY LIMITED                                                                                   8,350
       1,300   MIKUNI COCA-COLA BOTTLING COMPANY LIMITED                                                                     10,967
       4,000   MITSUI SUGAR COMPANY LIMITED                                                                                  14,745
       9,000   MORINAGA & COMPANY LIMITED                                                                                    19,344
       9,000   MORINAGA MILK INDUSTRY COMPANY LIMITED                                                                        39,269
       2,662   NESTLE INDIA LIMITED                                                                                         119,947
       4,000   NESTLE MALAYSIA BHD                                                                                           38,620
     100,764   NESTLE SA                                                                                                  4,185,098
          15   NESTLE SA ADR                                                                                                    622
      12,000   NICHIREI CORPORATION                                                                                          46,427
      10,693   NICHOLAS PIRAMAL INDIA LIMITED                                                                                72,480
       6,000   NIPPON BEET SUGAR MANUFACTURING COMPANY LIMITED                                                               16,830
       7,000   NIPPON FLOUR MILLS COMPANY LIMITED                                                                            35,959
      10,000   NIPPON MEAT PACKERS INCORPORATED                                                                             121,010
      10,000   NISSHIN SEIFUN GROUP INCORPORATED                                                                            132,724

                  140 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   SHARES      SECURITY NAME                                                                                              VALUE
------------   -------------                                                                                         --------------
FOOD & KINDRED PRODUCTS (continued)
       4,500   NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                  $      148,469
      24,790   NORTHERN FOODS PLC                                                                                            25,828
       8,748   NORTHUMBRIAN WATER GROUP PLC                                                                                  33,738
         659   NUTRECO HOLDING NV                                                                                            29,660
         764   OPG GROEP NV                                                                                                  12,081
         260   ORION CORPORATION                                                                                             44,031
       3,453   OSEM INVESTMENT LIMITED                                                                                       42,745
      44,101   PARMALAT SPA                                                                                                 113,170
      21,000   PEOPLES FOOD HOLDINGS LIMITED                                                                                 10,566
      39,548   PEPSI BOTTLING GROUP INCORPORATED                                                                          1,413,050
      17,230   PEPSIAMERICAS INCORPORATED                                                                                   482,095
     108,923   PEPSICO INCORPORATED                                                                                       6,172,666
       5,076   PERNOD-RICARD                                                                                                395,666
      40,500   PPB GROUP BHD                                                                                                176,882
       5,400   QP CORPORATION                                                                                                58,033
      14,015   RALCORP HOLDINGS INCORPORATED+                                                                               879,141
         458   REMY COINTREAU SA                                                                                             18,319
      11,389   RIDLEY CORPORATION LIMITED                                                                                    10,204
         600   RIKEN VITAMIN COMPANY LIMITED                                                                                 16,378
      38,100   SAN MIGUEL CORPORATION                                                                                        50,753
       4,427   SAPUTO INCORPORATED                                                                                          111,489
      30,300   SARA LEE CORPORATION                                                                                         293,607
       5,000   SHOWA SANGYO COMPANY LIMITED                                                                                  16,013
      34,276   SMITHFIELD FOODS INCORPORATED+<<                                                                             420,567
      10,000   SNOW BRAND MILK PRODUCTS COMPANY LIMITED                                                                      36,110
       2,424   SODEXHO ALLIANCE SA                                                                                          139,628
       1,474   SUEDZUCKER AG                                                                                                 28,739
       8,016   SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                                        195,462
      10,163   TATE & LYLE PLC                                                                                               66,659
     205,000   THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                          34,855
      29,400   THAI UNION FROZEN PRODUCTS PCL                                                                                22,476
       4,000   THE NISSHIN OILLIO GROUP LIMITED                                                                              21,279
      10,763   TIGER BRANDS LIMITED                                                                                         215,080
     176,000   TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                                  315,192
       1,910   TONGAAT-HULETT                                                                                                22,590
       5,000   TOYO SUISAN KAISHA LIMITED                                                                                   127,351
      18,772   TREEHOUSE FOODS INCORPORATED+                                                                                695,503
      84,653   TYSON FOODS INCORPORATED CLASS A                                                                           1,014,989
         600   UNICHARM PETCARE CORPORATION                                                                                  21,537
      42,173   UNILEVER NV                                                                                                1,178,660
      35,860   UNILEVER PLC                                                                                                 980,755
       5,468   UNITED BREWERIES LIMITED                                                                                      17,829
      19,102   VINA CONCHA Y TORO SA                                                                                         38,428
       1,020   VISCOFAN SA                                                                                                   23,236
      30,000   VITASOY INTERNATIONAL HOLDINGS LIMITED                                                                        17,341
      61,345   WILLIAM MORRISON SUPERMARKETS PLC                                                                            276,630
      38,930   WILMAR INTERNATIONAL LIMITED                                                                                 176,691
       7,300   YAKULT HONSHA COMPANY LIMITED                                                                                180,441
       9,000   YAMAZAKI BAKING COMPANY LIMITED                                                                              121,870
                                                                                                                         47,663,666
                                                                                                                     --------------
FOOD MANUFACTURERS & PURVEYORS: 0.01%
       3,400   MEIJI HOLDINGS COMPANY LIMITED                                                                               138,850
       2,000   NAKAMURAYA COMPANY LIMITED                                                                                    10,102
                                                                                                                            148,952
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 141


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
FOOD STORES: 0.54%
          9,700   AEON COMPANY M BHD                                                                                 $       13,222
         13,200   AJISEN CHINA HOLDINGS LIMITED                                                                               8,975
          3,381   ALIMENTATION COUCHE TARD INCORPORATED CLASS B                                                              57,938
        277,000   C.P. SEVEN ELEVEN PCL                                                                                     137,645
          8,000   CAFE DE CORAL HOLDINGS LIMITED                                                                             17,052
         16,245   CARREFOUR SA                                                                                              764,927
          1,010   CASINO GUICHARD PERRACHON SA                                                                               76,452
            375   COLRUYT SA                                                                                                 86,017
          2,613   DELHAIZE GROUP                                                                                            175,108
            724   EMPIRE COMPANY LIMITED                                                                                     27,717
          1,200   GEORGE WESTON LIMITED                                                                                      62,546
            109   GUYENNE ET GASCOGNE SA                                                                                     10,595
         30,600   JOLLIBEE FOODS CORPORATION                                                                                 32,296
          2,100   KAPPA CREATE COMPANY LIMITED                                                                               48,861
          2,100   KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                     38,005
            600   KESKO OYJ A SHARES                                                                                         18,167
          1,500   KESKO OYJ B SHARES                                                                                         44,083
          5,400   KFC HOLDINGS MALAYSIA BHD                                                                                  11,194
         28,392   KONINKLIJKE AHOLD NV                                                                                      332,587
         31,100   KROGER COMPANY                                                                                            671,449
          2,500   LOBLAW COMPANIES LIMITED                                                                                   75,931
            392   LUMINAR GROUP HOLDINGS PLC                                                                                    887
          2,800   MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                                52,359
          2,882   METRO AG                                                                                                  156,342
            500   MINISTOP COMPANY LIMITED                                                                                    8,168
          1,100   MOS FOOD SERVICES INCORPORATED                                                                             18,773
            800   NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                             10,317
         18,270   PANERA BREAD COMPANY+<<                                                                                   953,877
          2,000   PLENUS COMPANY LIMITED                                                                                     29,575
         42,032   PRESIDENT CHAIN STORE CORPORATION                                                                          96,791
         12,307   RIPLEY CORPORATION SA                                                                                       8,712
          1,300   ROYAL HOLDINGS COMPANY LIMITED                                                                             14,446
         21,816   SAFEWAY INCORPORATED                                                                                      415,595
         39,880   SEVEN & I HOLDINGS COMPANY LIMITED                                                                        964,320
         23,782   SHOPRITE HOLDINGS LIMITED                                                                                 177,276
            470   SLIGRO FOOD GROUP NV                                                                                       13,195
            300   ST. MARC HOLDINGS COMPANY LIMITED                                                                           9,656
         50,670   STARBUCKS CORPORATION+                                                                                    962,223
        212,073   TESCO PLC                                                                                               1,297,772
          1,000   WATAMI FOOD SERVICE COMPANY                                                                                20,956
          2,154   WETHERSPOON (J.D.) PLC+                                                                                    16,600
         38,249   WHOLE FOODS MARKET INCORPORATED+<<                                                                      1,112,281
         57,881   WOOLWORTHS LIMITED                                                                                      1,370,769
            400   YAOKO COMPANY LIMITED                                                                                      12,982
             37   YOSHINOYA D&C COMPANY LIMITED                                                                              45,330
          2,200   ZENSHO COMPANY LIMITED                                                                                     16,030
                                                                                                                         10,495,999
                                                                                                                     --------------
FOOTWEAR: 0.03%
          8,000   ASICS CORPORATION                                                                                          78,667
          8,062   DECKERS OUTDOOR CORPORATION+<<                                                                            550,635
            750   NG2 SA                                                                                                     12,071
                                                                                                                            641,373
                                                                                                                     --------------

                   142 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
FORESTRY: 0.03%
          5,000   DAIKEN CORPORATION                                                                                 $       10,210
         24,577   GUNNS LIMITED(a)                                                                                           23,888
          7,300   SUMITOMO FORESTING                                                                                         60,408
         10,724   WEYERHAEUSER COMPANY                                                                                      400,970
                                                                                                                            495,476
                                                                                                                     --------------
FURNITURE & FIXTURES: 0.33%
          5,625   CERSANIT-KRASNYSTAW SA+                                                                                    32,473
            480   DOREL INDUSTRIES INCORPORATED CLASS B                                                                      13,215
            800   EKORNES ASA                                                                                                12,231
         20,538   ETHAN ALLEN INTERIORS INCORPORATED<<                                                                      319,161
          6,000   FRANCE BED HOLDINGS COMPANY LIMITED                                                                         9,801
         32,970   HERMAN MILLER INCORPORATED                                                                                534,773
         29,247   HNI CORPORATION                                                                                           628,226
          6,141   HOUSEWARES INTERNATIONAL LIMITED                                                                            6,747
          1,000   ITOKI CORPORATION                                                                                           2,687
         29,000   KINGBOARD LAMINATES HOLDINGS LIMITED                                                                       18,185
         42,225   LEGGETT & PLATT INCORPORATED                                                                              770,606
         99,278   MASCO CORPORATION                                                                                       1,437,545
         76,819   NEWELL RUBBERMAID INCORPORATED                                                                          1,069,320
          5,775   NOBIA AB                                                                                                   29,287
          4,000   NORITAKE COMPANY LIMITED                                                                                   14,100
          3,000   OKAMURA CORPORATION                                                                                        17,055
          1,500   SANGETSU COMPANY LIMITED                                                                                   33,772
         57,236   STEELCASE INCORPORATED                                                                                    357,725
         61,581   TEMPUR-PEDIC INTERNATIONAL<<                                                                              911,399
          4,800   TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                  63,192
                                                                                                                          6,281,500
                                                                                                                     --------------
GAMING: 0.00%
            471   BWIN INTERACTIVE ENTERTAINMENT AG+                                                                         18,447
                                                                                                                     --------------
GAS DISTRIBUTION: 0.09%
          6,312   AYGAZ AS                                                                                                   17,842
         33,325   GAIL INDIA LIMITED                                                                                        228,924
         36,219   GAZ DE FRANCE                                                                                           1,526,044
          1,700   NIPPON GAS COMPANY LIMITED                                                                                 26,199
                                                                                                                          1,799,009
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 0.93%
         32,314   99 CENTS ONLY STORES+                                                                                     438,501
          2,300   ASKUL CORPORATION                                                                                          45,852
          3,000   BELLUNA COMPANY LIMITED                                                                                    13,219
         33,600   BIG C SUPERCENTER PCL                                                                                      45,198
         50,952   BIG LOTS INCORPORATED+                                                                                  1,295,200
         13,530   BJ'S WHOLESALE CLUB INCORPORATED+                                                                         441,078
         31,135   CASEY'S GENERAL STORES INCORPORATED                                                                       863,996
          2,100   CAWACHI LIMITED                                                                                            45,137
        115,783   CENCOSUD SA                                                                                               300,670
          2,900   CIRCLE K SUNKUS COMPANY LIMITED                                                                            47,154
         22,240   DAVID JONES LIMITED                                                                                        93,798
          1,900   DON QUIJOTE COMPANY LIMITED                                                                                45,535
         80,561   DSG INTERNATIONAL PLC                                                                                      36,460
          3,600   FAMILYMART COMPANY LIMITED                                                                                111,424
         57,268   FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                              49,932
         39,469   FOOT LOCKER INCORPORATED                                                                                  420,740

                   Wells Fargo Advantage Master Portfolios 143


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
GENERAL MERCHANDISE STORES (continued)
         32,351   FRED'S INCORPORATED                                                                                $      423,151
         15,000   GOLDEN EAGLE RETAIL GROUP LIMITED                                                                          22,063
         42,895   HARVEY NORMAN HOLDINGS LIMITED                                                                            142,844
            221   HELLENIC DUTY FREE SHOPS SA                                                                                 2,186
         21,619   HOME RETAIL GROUP                                                                                         109,878
          1,206   HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                                   92,316
          2,000   INAGEYA COMPANY LIMITED                                                                                    20,161
         24,000   INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                              15,978
          5,000   IZUMIYA COMPANY LIMITED                                                                                    30,629
         53,500   JCPENNEY COMPANY INCORPORATED                                                                           1,607,140
             35   JELMOLI HOLDING REGISTERED                                                                                 13,610
          3,400   LAWSON INCORPORATED                                                                                       147,254
         19,000   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                   27,064
        115,913   MACY'S INCORPORATED                                                                                     1,798,970
         41,803   MARKS & SPENCER GROUP PLC                                                                                 231,245
          1,800   MATSUYA COMPANY LIMITED                                                                                    17,275
         14,000   NEW WORLD DEPARTMENT STORE CHINA LIMITED                                                                   10,730
          2,200   NISSEN COMPANY LIMITED                                                                                      7,329
         18,104   ORGANIZACION SORIANA SAB DE CV CLASS B                                                                     44,114
         38,103   PACIFIC BRANDS LIMITED                                                                                     35,908
            335   PANTALOON RETAIL INDUSTRIAL CLASS B                                                                         1,565
          3,200   PARCO COMPANY LIMITED                                                                                      31,639
         14,348   PICK'N PAY STORES LIMITED                                                                                  69,531
            290   RALLYE SA                                                                                                   9,425
        133,684   SACI FALABELLA                                                                                            555,256
        115,504   SAKS INCORPORATED+<<                                                                                      704,574
            655   SEARS CANADA INCORPORATED+                                                                                 12,235
          1,800   SENSHUKAI COMPANY LIMITED                                                                                  12,632
          1,158   SHINSEGAE COMPANY LIMITED                                                                                 480,298
         12,000   SIAM MAKRO PLC                                                                                             24,787
          1,091   SONAE CAPITAL+                                                                                              1,471
          8,731   SONAE SGPS SA                                                                                              10,752
          2,200   SUGI PHARMACY COMPANY LIMITED                                                                              50,360
          2,400   SUNDRUG COMPANY LIMITED                                                                                    61,644
            900   TSURUHA HOLDINGS INCORPORATED                                                                              35,207
         22,122   UNION DE CERVECERIAS PERUANAS BACKUS & JOHNSTON SAA                                                        26,955
             55   VALORA HOLDING AG                                                                                          11,931
        225,713   WAL-MART DE MEXICO SA DE CV SERIES V                                                                      797,942
        115,643   WAL-MART STORES INCORPORATED                                                                            5,882,759
          3,951   WAREHOUSE GROUP LIMITED                                                                                    10,900
         56,000   WUMART STORES INCORPORATED                                                                                 87,572
                                                                                                                         17,973,174
                                                                                                                     --------------
HEALTH SERVICES: 1.11%
            602   ABENGOA SA                                                                                                 15,535
          2,189   ACIBADEM SAGLIK HIZMETLERI VE TICARET AS                                                                   11,528
         16,786   AMEDISYS INCORPORATED+<<                                                                                  747,648
         27,400   BANGKOK DUSIT MEDICAL SERVICES PCL                                                                         19,980
         82,500   BANGKOK DUSIT MEDICAL SERVICES PCL THB                                                                     60,159
            184   BASILEA PHARMACEUTICA+                                                                                     16,204
            324   BIOMERIEUX                                                                                                 31,604
         57,733   BIOTON SA+                                                                                                  6,060
         28,900   BUMRUNGRAD HOSPITAL PCL                                                                                    22,518
         47,000   CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                                44,026
        702,000   CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                      35,777
            896   CML HEALTHCARE                                                                                             10,632

                   144 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
HEALTH SERVICES (continued)
         25,667   COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                             $      789,774
         16,019   COVANCE INCORPORATED+                                                                                     850,609
          1,348   CRUCELL NV+                                                                                                29,471
         25,936   DAVITA INCORPORATED+                                                                                    1,341,151
          4,272   DIVI'S LABORATORIES LIMITED                                                                                46,062
         13,969   EDWARDS LIFESCIENCES CORPORATION+                                                                         864,402
          4,894   FRESENIUS MEDICAL CARE AG & COMPANY                                                                       219,884
            576   FRESENIUS SE                                                                                               29,133
          3,054   GLAXOSMITHKLINE PHARMACEUTICALS LIMITED                                                                    89,634
          3,513   GRIFOLS SA                                                                                                 61,770
        212,053   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                     1,465,286
         17,188   HEALTHSCOPE LIMITED                                                                                        68,133
         53,810   HEALTHSOUTH REHABILITATION CORPORATION+<<                                                                 839,974
         18,632   HEALTHWAYS INCORPORATED+                                                                                  243,707
         25,272   IBA HEALTH GROUP LIMITED                                                                                   18,583
         33,288   INTERVAL LEISURE GROUP INCORPORATED+                                                                      349,191
         26,871   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                             1,875,327
         46,390   LIFEPOINT HOSPITALS INCORPORATED+<<                                                                     1,165,781
         21,542   MAGELLAN HEALTH SERVICES INCORPORATED+                                                                    691,283
          2,000   MDS INCORPORATED+                                                                                          11,984
         26,916   MEDI-CLINIC CORPORATION                                                                                    78,885
         28,138   MEDNAX INCORPORATED+                                                                                    1,465,146
        109,957   NETWORK HEALTHCARE HOLDINGS LIMITED                                                                       146,148
          1,100   NOVOZYMES A/S CLASS B                                                                                      94,385
         27,350   ODYSSEY HEALTHCARE INCORPORATED+                                                                          352,268
            315   ORPEA                                                                                                      15,354
         35,066   PARKWAY HOLDINGS LIMITED                                                                                   48,427
         12,515   PRIMARY HEALTH CARE LIMITED                                                                                66,957
         32,609   PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                       873,595
          4,545   QIAGEN NV+                                                                                                 93,371
          4,312   RAMSAY HEALTH CARE LIMITED                                                                                 38,267
          2,264   RHOEN KLINIKUM AG                                                                                          50,892
         18,749   ROCHE HOLDING AG                                                                                        2,979,938
         11,720   RYMAN HEALTHCARE LIMITED                                                                                   14,799
         16,574   SONIC HEALTHCARE LIMITED                                                                                  195,837
          2,071   SOUTHERN CROSS HEALTHCARE LIMITED                                                                           4,265
              2   TAKARA BIO INCORPORATED+                                                                                    4,931
        418,134   TENET HEALTHCARE CORPORATION+                                                                           1,948,504
            500   TOWA PHARMACEUTICAL COMPANY LIMITED                                                                        25,202
         11,852   UNIVERSAL HEALTH SERVICES CLASS B                                                                         696,424
          1,541   VALLOUREC SA                                                                                              234,064
          4,108   ZELTIA SA                                                                                                  19,700
                                                                                                                         21,520,169
                                                                                                                     --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.33%
          6,553   ABB LIMITED INDIA                                                                                         101,828
            676   ACCIONA SA                                                                                                 87,560
          4,409   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                                227,169
          2,240   AUTOSTRADA TORINO-MILANO SPA                                                                               25,144
         17,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                                61,854
          9,655   CIA DE CONCESSOES RODOVIARIAS                                                                             159,679
          7,020   DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                                  112,419
          1,534   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                   61,950
         27,316   FOSTER WHEELER AG+                                                                                        790,798
         24,833   GMR INFRASTRUCTURE LIMITED+                                                                                72,884
         21,066   GRANITE CONSTRUCTION INCORPORATED<<                                                                       676,219

                   Wells Fargo Advantage Master Portfolios 145


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS (continued)
          1,360   GRUPO FERROVIAL SA                                                                                 $       49,913
          2,201   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                     48,641
          2,540   HELLENIC TECHNODOMIKI TEV SA                                                                               21,848
         28,000   HITACHI ZOSEN CORPORATION+                                                                                 37,313
         34,500   HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                    20,877
          4,006   HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                  611,052
         13,452   LANCO INFRATECH LIMITED+                                                                                  115,565
         56,329   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                   1,338,377
          1,000   NAMURA SHIPBUILDING COMPANY LIMITED                                                                         6,566
        136,500   PLUS EXPRESSWAYS BHD                                                                                      131,015
         14,570   SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                  342,405
          4,000   SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                                     8,469
          1,100   SHO-BOND HOLDINGS COMPANY LIMITED                                                                          21,303
          9,289   SKANSKA AB                                                                                                134,407
          1,409   SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI SPA                                                              10,756
         14,631   TECHNICAL OLYMPIC SA                                                                                        9,858
        335,000   TRUBA ALAM MANUNGGAL ENGINEERING PT+                                                                        5,583
        113,779   UNITECH LIMITED                                                                                           250,162
         13,452   VINCI SA                                                                                                  721,738
          4,003   VT GROUP PLC                                                                                               33,659
                                                                                                                          6,297,011
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 3.42%
         23,229   3I GROUP PLC                                                                                              114,770
         62,697   ABB LIMITED                                                                                             1,203,138
        111,000   ABOITIZ POWER CORPORATION                                                                                  14,104
            585   ACKERMANS & VAN HAAREN NV                                                                                  42,939
         12,716   ADANI ENTERPRISES LIMITED                                                                                 186,124
         10,280   ADCOCK INGRAM HOLDINGS LIMITED                                                                             61,301
         10,251   AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                 669,698
            445   AFRICA ISRAEL INVESTMENTS LIMITED                                                                           5,215
         23,332   ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA OF PHARMACEUTICAL & ORGANIC PRODUCTS                           20,069
          5,160   ALCON INCORPORATED                                                                                        668,065
         24,594   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                          1,370,132
          6,000   ALLIED GROUP LIMITED                                                                                       12,773
          3,479   AMALGAMATED HOLDINGS                                                                                       16,467
         40,382   AMB PROPERTY CORPORATION<<                                                                                921,921
         13,668   ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                                 149,431
        149,802   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                  2,597,567
         11,696   ANTARCHILE SA                                                                                             183,757
          2,373   ARC ENERGY TRUST                                                                                           37,673
         14,340   ASHMORE GROUP PLC                                                                                          55,794
         19,176   ASPEN INSURANCE HOLDINGS LIMITED                                                                          487,070
         24,098   ASPEN PHARMACARE HOLDINGS LIMITED                                                                         181,211
         19,701   AVALONBAY COMMUNITIES INCORPORATED<<                                                                    1,269,335
            997   AVEVA GROUP PLC                                                                                            13,577
         12,913   AYALA CORPORATION CLASS A                                                                                  81,376
        104,259   BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                        6,697
         33,620   BABCOCK & BROWN WIND PARTNERS                                                                              38,361
         13,404   BARLOWORLD LIMITED                                                                                         82,014
         20,000   BEIJING ENTERPRISES HOLDINGS LIMITED                                                                       98,575
          6,400   BINTULU PORT HOLDINGS BERHAD                                                                               11,050
         83,946   BIOMED REALTY TRUST INCORPORATED                                                                        1,131,592
            400   BOARDWALK REAL ESTATE INVESTMENT TRUST                                                                     13,409
          2,770   BODYCOTE PLC                                                                                                7,702
             98   BOLLORE INVESTISSEMENT                                                                                     16,438

                   146 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
          9,289   BOSTON PROPERTIES INCORPORATED                                                                     $      562,728
         16,900   BRADESPAR SA                                                                                              261,297
         13,750   BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                  280,464
         18,042   CAMDEN PROPERTY TRUST                                                                                     662,141
            740   CANADIAN APARTMENT PROPERTIES REIT                                                                          8,990
            491   CANADIAN REAL ESTATE INVESTMENT TRUST                                                                      10,836
        110,434   CBL & ASSOCIATES PROPERTIES INCORPORATED<<                                                              1,034,767
         41,400   CITIC RESOURCES HOLDINGS LIMITED+                                                                          11,324
          3,240   CL FINANCIAL CORPORATION                                                                                   59,931
          2,926   CLAL INDUSTRIES AND INVESTMENTS                                                                            13,106
            832   CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED                                                                 17,308
          2,704   CLOSE BROTHERS GROUP PLC                                                                                   33,653
         38,791   COLONIAL PROPERTIES TRUST<<                                                                               350,283
         65,959   CONNECTEAST GROUP                                                                                          21,184
            549   CORPORATION FINANCIERA ALBA                                                                                29,782
         32,043   COUSINS PROPERTIES INCORPORATED                                                                           265,632
          1,000   D CARNEGIE & COMPANY AB(a)                                                                                  2,501
         76,000   DAIWA SECURITIES GROUP INCORPORATED                                                                       468,823
        169,819   DCT INDUSTRIAL TRUST INCORPORATED                                                                         896,644
            327   DEERFIELD CAPITAL CORPORATION                                                                               2,449
            312   DELEK GROUP LIMITED                                                                                        51,982
          1,847   DELEK REAL ESTATE LIMITED                                                                                   2,651
        120,546   DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                               945,083
         91,957   DIAMONDROCK HOSPITALITY                                                                                   629,905
         17,404   DIGITAL REALITY TRUST INCORPORATED<<                                                                      758,466
         50,643   DOGAN SIRKETLER GRUBU HOLDINGS+                                                                            47,601
         10,287   DOGAN YAYIN HOLDING+                                                                                       11,247
          1,100   DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                                   16,586
         61,597   DUKE REALTY CORPORATION                                                                                   709,597
         11,000   E-REVOLUTION COMPANY LIMITED+                                                                               2,719
         30,069   EMECO HOLDINGS LIMITED                                                                                     19,696
         42,478   EMPRESAS COPEC SA                                                                                         506,292
         30,329   ENTERTAINMENT PROPERTIES TRUST<<                                                                          951,117
          8,852   EQSTRA HOLDINGS LIMITED+                                                                                    9,342
         17,422   EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                  701,236
         14,100   EQUITY RESIDENTIAL                                                                                        385,071
         17,150   ESSEX PROPERTY TRUST INCORPORATED<<                                                                     1,279,562
            880   EURAZEO                                                                                                    47,690
          1,228   EXOR SPA                                                                                                   21,108
         38,385   EXTERRAN HOLDINGS INCORPORATED+<<                                                                         692,082
            970   FIBI HOLDINGS LIMITED                                                                                      16,118
            158   FIMALAC                                                                                                     8,245
            439   FINANCIERE DE TUBIZE                                                                                       13,311
         72,600   FIRST GEN CORPORATION+                                                                                     31,989
         53,043   FRANKLIN STREET PROPERTIES CORPORATION<<                                                                  753,741
            956   GAGFAH SA                                                                                                   8,634
          3,892   GEA GROUP AG                                                                                               68,964
         10,922   GEMINA SPA                                                                                                  8,455
        165,200   GENTING BHD                                                                                               313,371
            386   GIMV NV                                                                                                    19,838
         25,746   GOODMAN PROPERTY TRUST                                                                                     17,315
          2,000   GREAT EASTERN HOLDINGS LIMITED                                                                             18,793
         43,259   GRUPO CARSO SA DE CV                                                                                      137,510
          2,970   GS HOLDINGS CORPORATION                                                                                    78,477
        182,000   GUANGZHOU INVESTMENT COMPANY LIMITED                                                                       31,467
            971   H&R REAL ESTATE INVESTMENT                                                                                 12,089

                   Wells Fargo Advantage Master Portfolios 147


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
         36,585   HACI OMER SABANCI HOLDING AS                                                                       $      141,454
         74,756   HCP INCORPORATED                                                                                        2,129,051
         14,788   HENDERSON GROUP PLC                                                                                        31,056
         33,600   HKR INTERNATIONAL LIMITED                                                                                  13,222
         20,199   HOME PROPERTIES INCORPORATED<<                                                                            766,956
         96,614   HOSPITALITY PROPERTIES TRUST                                                                            1,760,307
        164,900   HOST HOTELS & RESORTS INCORPORATED<<                                                                    1,644,053
        196,418   HRPT PROPERTIES TRUST<<                                                                                 1,272,789
          5,000   HUFVUDSTADEN AB                                                                                            38,632
          2,714   HUNTING PLC                                                                                                21,959
         13,384   ICAP PLC                                                                                                   93,581
          8,139   IG GROUP HOLDINGS PLC                                                                                      46,600
         14,675   IMPERIAL HOLDING LIMITED                                                                                  139,780
        134,610   IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                                          112,290
          4,600   INDUSTRIVARDEN AB CLASS A                                                                                  54,766
          2,400   INDUSTRIVARDEN AB CLASS C                                                                                  25,876
         11,580   INFRATIL LIMITED                                                                                           13,748
          4,745   INVERCAP SA                                                                                                39,545
          8,650   INVESTEC PLC                                                                                               61,087
        204,096   INVESTIMENTOS ITAU SA                                                                                   1,037,427
         11,721   INVESTOR AB                                                                                               218,170
          4,600   INVESTOR AB A SHARES                                                                                       82,876
            518   ISTITUTO FINANZIARIO INDUSTRIALE SPA                                                                        5,180
         20,800   J FRONT RETAILING COMPANY LIMITED                                                                         117,803
          1,400   JAFCO COMPANY LIMITED                                                                                      47,243
          3,000   JAPAN ASIA INVESTMENT COMPANY LIMITED                                                                       2,225
         14,214   JARDINE MATHESON HOLDINGS LIMITED                                                                         412,206
         15,075   JM FINANCIAL LIMITED                                                                                       14,002
         36,305   KILROY REALTY CORPORATION<<                                                                             1,006,012
        103,571   KIMCO REALTY CORPORATION                                                                                1,299,816
          1,586   KKR FINANCIAL CORPORATION                                                                                   6,122
        157,800   KNM GROUP BHD                                                                                              33,608
         56,888   KOC HOLDING AS+                                                                                           150,932
         55,010   LASALLE HOTEL PROPERTIES                                                                                  910,416
         12,347   LG CORPORATION                                                                                            752,347
         29,051   LIBERTY PROPERTY TRUST                                                                                    952,001
         26,000   LION DIVERSIFIED HOLDINGS BHD                                                                               4,061
         21,180   MACERICH COMPANY                                                                                          607,019
         20,338   MACK-CALI REALTY CORPORATION                                                                              651,426
        106,235   MACQUARIE INFRASTRUCTURE GROUP                                                                            119,421
          7,395   MACQUARIE LEISURE TRUST GROUP                                                                               8,813
          3,300   MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                                  82,810
         40,200   METROPOLITAN BANK & TRUST COMPANY                                                                          32,130
        227,593   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                   1,802,537
         17,330   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                            758,707
         10,202   MIGDAL INSURANCE & FINANCIAL HOLDING LIMITED+                                                              15,716
          7,231   MITIE GROUP                                                                                                30,606
            440   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED<<                                                               2,790
          1,057   MLP AG                                                                                                     11,865
        109,200   MMC CORPORATION BHD                                                                                        72,872
        222,700   MULPHA INTERNATIONAL BHD+                                                                                  29,723
         42,700   MULTI-PURPOSE HOLDINGS BHD                                                                                 25,221
         21,500   MURRAY & ROBERTS HOLDINGS LIMITED                                                                         152,002
         69,639   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                               1,428,992
          1,128   NATIONALE A PORTEFEUILLE                                                                                   58,548
              3   NIPPON ACCOMMODATIONS FUND INCORPORATED                                                                    16,507

                   148 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
            742   NPIL RESEARCH & DEVELOPMEN+                                                                        $        1,202
         36,488   PAMPA CALICHERA (SOCD INVER)                                                                               56,338
            555   PARGESA HOLDING SA                                                                                         44,079
          4,930   PETROBRAS ENERGIA PARTICIPACIONES SA+<<                                                                    32,686
              8   PILOT CORPORATION                                                                                           9,363
         27,556   POST PROPERTIES INCORPORATED                                                                              469,554
          1,451   PREMIER INVESTMENTS LIMITED                                                                                 8,695
        121,806   PROLOGIS                                                                                                1,354,483
          8,761   PUBLIC STORAGE INCORPORATED CLASS D                                                                       618,089
          2,500   RATOS AB B SHARES                                                                                          58,826
         90,481   REALTY INCORPORATEDOME CORPORATION                                                                      2,311,790
         58,632   REDWOOD TRUST INCORPORATED                                                                                939,871
         33,960   REMGRO LIMITED                                                                                            375,417
          1,117   RHJ INTERNATIONAL+                                                                                          8,551
          1,045   SBI HOLDINGS INCORPORATED                                                                                 234,269
          2,808   SCHRODERS PLC                                                                                              49,416
         19,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                       90,950
          8,005   SIEMENS INDIA LIMITED                                                                                      84,796
        176,840   SIME DARBY BHD                                                                                            414,292
         18,958   SIMON PROPERTY GROUP INCORPORATED<<                                                                     1,206,108
        145,099   SINO-OCEAN LAND HOLDINGS LIMITED                                                                          131,424
         64,322   SL GREEN REALTY CORPORATION<<                                                                           2,269,923
         12,875   SM INVESTMENTS CORPORATION                                                                                 87,733
            449   SOFINA SA                                                                                                  40,012
         33,400   SOFTBANK CORPORATION                                                                                      748,404
             52   SONY FINANCIAL HOLDINGS INCORPORATED                                                                      157,928
          1,028   STX CORPORATION                                                                                            18,191
         10,882   SUN HUNG KAI PROPERTIES LIMITED<<                                                                         147,995
          4,109   SUN INTERNATIONAL LIMITED                                                                                  44,370
         57,539   SUNSTONE HOTEL INVESTORS INCORPORATED<<                                                                   360,194
         47,500   SWIRE PACIFIC LIMITED B SHARES                                                                             92,911
          5,130   TAKEFUJI CORPORATION                                                                                       26,243
         19,438   TANGER FACTORY OUTLET CENTERS INCORPORATED                                                                731,258
         32,342   TAUBMAN CENTERS INCORPORATED<<                                                                          1,024,271
         26,000   TCC INTERNATIONAL HOLDINGS LIMITED+                                                                        12,144
          6,092   TEKFEN HOLDING AS+                                                                                         16,730
            200   THE ISRAEL CORPORATION LIMITED                                                                            119,552
          6,200   TISCO FINANCIAL GROUP PCL                                                                                   3,245
          7,000   TOKUSHU TOKAI HOLDINGS COMPANY LIMITED                                                                     18,807
         11,000   TOP GLOVE CORPORATION BHD                                                                                  21,709
         39,524   UDR INCORPORATED                                                                                          505,512
        216,000   UNITED ENERGY GROUP LIMITED+                                                                               11,705
         25,000   VALUE PARTNERS GROUP LIMITED                                                                               10,677
         43,225   VENTAS INCORPORATED<<                                                                                   1,694,852
         75,607   VIRGIN MEDIA INCORPORATED                                                                                 864,188
        292,000   WANT WANT CHINA HOLDINGS LIMITED                                                                          155,228
          6,632   WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                              68,329
        147,914   WATERLAND FINANCIAL HOLDINGS                                                                               45,161
         31,474   WEINGARTEN REALTY INVESTORS                                                                               625,074
            659   WENDEL INVESTISSEMENT                                                                                      31,106
        137,203   YTL POWER INTERNATIONAL BHD                                                                                86,105
                                                                                                                         65,997,198
                                                                                                                     --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.26%
            900   AMER SPORTS OYJ                                                                                             9,574
          8,000   BEST DENKI COMPANY LIMITED                                                                                 41,096

                   Wells Fargo Advantage Master Portfolios 149


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
          8,505   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED                                                        $        4,669
            570   FOURLIS HOLDINGS SA                                                                                         8,392
         10,092   GALIFORM PLC+                                                                                              10,203
          9,019   GAME GROUP PLC                                                                                             24,079
          5,154   JB HI-FI LIMITED                                                                                           77,496
          8,526   JD GROUP LIMITED                                                                                           46,567
          2,000   JOSHIN DENKI COMPANY LIMITED                                                                               16,099
          1,600   K'S HOLDINGS CORPORATION                                                                                   49,092
          3,900   KOKUYO COMPANY LIMITED                                                                                     35,291
        101,310   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                          1,622,267
          1,400   NAFCO COMPANY LIMITED                                                                                      28,075
          2,100   NITORI COMPANY LIMITED                                                                                    162,493
          6,700   PIONEER CORPORATION                                                                                        21,601
         31,908   RADIOSHACK CORPORATION                                                                                    482,768
          3,800   SHIMANO INCORPORATED                                                                                      162,128
          8,586   THOMSON                                                                                                    11,755
         13,000   TOTO LIMITED                                                                                               90,532
         82,597   WILLIAMS-SONOMA INCORPORATED<<                                                                          1,580,081
          1,800   XEBIO COMPANY LIMITED                                                                                      39,172
          4,440   YAMADA DENKI COMPANY LIMITED                                                                              302,521
          8,800   YAMAHA CORPORATION                                                                                        113,015
                                                                                                                          4,938,966
                                                                                                                     --------------
HOTELS: 0.00%
          4,033   WOTIF.COM HOLDINGS LIMITED                                                                                 18,952
                                                                                                                     --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.25%
          6,000   ASSOCIATED INTERNATIONAL HOTELS+                                                                           13,238
         13,000   BANYAN TREE HOLDINGS LIMITED                                                                                7,849
         49,919   BOYD GAMING CORPORATION+                                                                                  513,167
         16,982   EGYPTIAN FOR TOURISM RESORTS+                                                                               8,327
         18,345   EIH LIMITED                                                                                                43,829
          4,620   FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                   54,879
          2,000   FUJITA KANKO INCORPORATED                                                                                   8,641
         22,537   GAYLORD ENTERTAINMENT COMPANY+<<                                                                          457,952
         22,774   HONGKONG & SHANGHAI HOTELS LIMITED                                                                         25,417
            450   IMPERIAL HOTEL LIMITED                                                                                      9,044
         33,173   INDIAN HOTELS COMPANY LIMITED                                                                              44,367
          5,900   INTERCONTINENTAL HOTELS GROUP PLC                                                                          73,524
         29,000   KLCC PROPERTY HOLDINGS BHD                                                                                 27,176
          2,273   MILLENNIUM & COPTHORNE HOTELS PLC                                                                          13,861
         23,100   MINOR INTERNATIONAL PCL                                                                                     7,200
         72,600   MINOR INTERNATIONAL PCL ADR                                                                                22,627
          1,660   NH HOTELES SA+                                                                                              8,032
          5,985   ORASCOM HOTELS & DEVELOPMENT+                                                                              23,119
          1,136   ORBIS SA                                                                                                   19,869
         47,231   ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                                   470,421
         74,000   SHANGRI-LA ASIA LIMITED                                                                                   108,845
         14,783   SINO HOTELS HOLDINGS LIMITED                                                                                5,074
         20,701   SKY CITY ENTERTAINMENT GROUP LIMITED                                                                       46,312
         48,101   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                      1,432,448
         14,625   TUI TRAVEL PLC                                                                                             57,189
         17,516   VAIL RESORTS INCORPORATED+                                                                                580,130
         49,324   WYNDHAM WORLDWIDE CORPORATION                                                                             747,259
                                                                                                                          4,829,796
                                                                                                                     --------------

                   150 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.86%
         32,700   3M COMPANY                                                                                         $    2,357,670
         83,500   A-MAX HOLDINGS LIMITED                                                                                      2,338
         43,480   ACTUANT CORPORATION CLASS A                                                                               614,372
         29,093   ADVANTECH COMPANY LIMITED                                                                                  46,843
          2,700   AIDA ENGINEERING LIMITED                                                                                    9,401
          5,145   ALSTOM RGPT                                                                                               361,457
         17,000   AMADA COMPANY LIMITED                                                                                     119,301
            638   ANDRITZ AG                                                                                                 28,994
         61,888   APPLE INCORPORATED+                                                                                    10,410,180
          2,000   ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                                   15,003
          9,475   ASTEC INDUSTRIES INCORPORATED+                                                                            240,002
         16,159   ATLAS COPCO AB CLASS A                                                                                    203,166
         10,167   ATLAS COPCO AB CLASS B                                                                                    113,832
      5,945,000   BAKRIE & BROTHERS PT+                                                                                      77,851
         76,032   BENQ CORPORATION                                                                                           35,110
         16,600   BLACK & DECKER CORPORATION                                                                                732,392
         14,654   BLACK BOX CORPORATION                                                                                     366,936
            826   BNK PETROLEUM INCORPORATED+                                                                                   520
            150   BOBST GROUP AG                                                                                              6,197
         45,088   BRIGGS & STRATTON CORPORATION<<                                                                           795,352
        106,488   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                              769,908
             80   BUCHER INDUSTRIES AG                                                                                        9,353
         18,272   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                                545,419
         54,038   CAMERON INTERNATIONAL CORPORATION+                                                                      1,929,697
          3,700   CANON FINETECH INCORPORATED                                                                                44,893
          3,604   CAP GEMINI SA                                                                                             174,325
          2,500   CAPCOM COMPANY LIMITED                                                                                     49,167
         12,200   CASIO COMPUTER COMPANY LIMITED                                                                            120,754
         38,740   CATCHER TECHNOLOGY COMPANY LIMITED                                                                        100,038
          6,000   CHEN HSONG HOLDINGS                                                                                         1,897
         31,303   CHICONY ELECTRONICS COMPANY LIMITED                                                                        74,937
         42,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                                            25,036
          3,000   CHUGAI RO COMPANY LIMITED                                                                                   9,189
          2,400   CKD CORPORATION                                                                                            13,928
         46,587   CLEVO COMPANY+                                                                                             56,966
          2,876   CRANE GROUP LIMITED                                                                                        25,426
         13,640   CROMPTON GREAVES LIMITED                                                                                   90,584
         44,719   CUMMINS INCORPORATED                                                                                    2,026,665
          8,000   DAIHEN CORPORATION                                                                                         32,929
          1,451   DASSAULT SYSTEMES SA                                                                                       74,158
        159,531   DELTA ELECTRONICS INCORPORATED                                                                            426,495
         16,722   DIEBOLD INCORPORATED                                                                                      504,503
          1,100   DISCO CORPORATION                                                                                          65,610
         16,464   DONALDSON COMPANY INCORPORATED                                                                            618,552
          3,750   DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                    190,368
          6,870   DOOSAN INFRACORE COMPANY LIMITED                                                                           96,540
         20,359   DRESSER RAND GROUP INCORPORATED+                                                                          604,662
         18,845   DRIL-QUIP INCORPORATED+                                                                                   803,928
             50   EACCESS LIMITED                                                                                            36,808
         45,100   EATON CORPORATION                                                                                       2,433,145
         16,000   EBARA CORPORATION                                                                                          71,703
        137,220   EMC CORPORATION+                                                                                        2,181,798
         14,111   FLOWSERVE CORPORATION                                                                                   1,217,074
         30,702   FMC TECHNOLOGIES INCORPORATED+                                                                          1,464,485
         90,000   FONG'S INDUSTRIES COMPANY LIMITED                                                                          22,412
         62,312   FOXCONN TECHNOLOGY COMPANY LIMITED                                                                        159,016

                   Wells Fargo Advantage Master Portfolios 151


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         30,000   FUJI HEAVY INDUSTRIES LIMITED                                                                      $      129,608
          1,600   FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                 22,268
          1,100   FUJI SOFT INCORPORATED                                                                                     20,818
         97,000   FUJITSU LIMITED                                                                                           652,574
         10,000   FURUKAWA COMPANY LIMITED                                                                                   14,508
         40,541   GAMESTOP CORPORATION CLASS A+                                                                             964,876
         32,311   GARDNER DENVER INCORPORATED+                                                                            1,049,138
            689   GILDEMEISTER AG                                                                                             8,712
        167,515   HEWLETT-PACKARD COMPANY                                                                                 7,519,748
          5,000   HEXAGON AB                                                                                                 51,626
         58,139   HIGH TECH COMPUTER CORPORATION                                                                            584,626
          1,000   HISAKA WORKS LIMITED                                                                                       10,822
          4,200   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                             85,264
          5,000   HITACHI KOKI COMPANY LIMITED                                                                               52,875
        155,000   HITACHI LIMITED                                                                                           546,373
            900   HITACHI SOFTWARE ENGINEERING COMPANY LIMITED                                                               25,535
        555,335   HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                              1,872,683
          4,000   HOSOKAWA MICRON CORPORATION                                                                                18,485
         49,793   IDEX CORPORATION                                                                                        1,316,527
          2,232   INDRA SISTEMAS SA                                                                                          52,957
         15,899   INGERSOLL-RAND PLC                                                                                        491,120
         91,946   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            10,854,225
        200,024   INVENTEC COMPANY LIMITED                                                                                  110,596
          8,000   ISEKI & COMPANY LIMITED                                                                                    36,454
          3,706   IT HOLDINGS CORPORATION                                                                                    52,414
          1,300   ITOCHU TECHNO-SCIENCE CORPORATION                                                                          38,280
         52,000   JOHNSON ELECTRIC HOLDINGS LIMITED                                                                          20,598
         25,486   JOY GLOBAL INCORPORATED                                                                                   990,131
         20,424   KAYDON CORPORATION                                                                                        681,753
          5,000   KITZ CORPORATION                                                                                           22,730
         46,230   KOMATSU LIMITED                                                                                           833,680
          4,400   KONAMI CORPORATION                                                                                         86,676
         55,865   KUBOTA CORPORATION                                                                                        461,689
         31,191   LAM RESEARCH CORPORATION+<<                                                                               957,564
         20,594   LARSEN & TOUBRO LIMITED                                                                                   674,659
        178,000   LENOVO GROUP LIMITED                                                                                       75,100
         21,400   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                     403,176
         17,390   LG PHILLIPS LCD COMPANY LIMITED                                                                           513,805
         99,375   LITE-ON TECHNOLOGY CORPORATION                                                                            111,402
          3,810   LOGITECH INTERNATIONAL SA+                                                                                 70,234
          2,251   MAHARASHTRA SEAMLESS LIMITED                                                                               13,732
          4,000   MAKINO MILLING MACHINE COMPANY LIMITED                                                                     15,862
              1   MAKITA CORPORATION                                                                                             29
          2,539   MAN AG                                                                                                    194,009
         80,112   MANITOWOC COMPANY INCORPORATED                                                                            531,944
          1,000   MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                                 2,203
          2,000   MAX COMPANY LIMITED                                                                                        21,623
          8,000   MEIDENSHA CORPORATION                                                                                      43,761
          1,400   MEITEC CORPORATION                                                                                         27,819
          2,000   MELCO HOLDINGS INCORPORATED                                                                                36,754
          2,885   METSO OYJ                                                                                                  72,503
         49,753   MICROS SYSTEMS INCORPORATED+                                                                            1,386,616
          3,400   MISUMI GROUP INCORPORATED                                                                                  63,031
         10,277   MISYS PLC                                                                                                  31,035
         90,131   MITAC INTERNATIONAL CORPORATION                                                                            36,691
        100,000   MITSUBISHI ELECTRIC CORPORATION                                                                           743,686

                   152 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          6,300   MITSUI HIGH-TEC INCORPORATED                                                                       $       81,247
          3,000   MIURA COMPANY LIMITED                                                                                      75,282
            500   MODEC INCORPORATED                                                                                          9,796
          3,400   MORI SEIKI COMPANY LIMITED                                                                                 38,805
          4,000   NABTESCO CORPORATION                                                                                       44,535
          8,000   NACHI-FUJIKOSHI CORPORATION                                                                                18,485
         28,640   NATIONAL OILWELL VARCO INCORPORATED+                                                                    1,041,064
            601   NCSOFT CORPORATION                                                                                         65,928
            149   NEC CORPORATION ADR                                                                                           540
            897   NEOPOST SA                                                                                                 73,942
             17   NET ONE SYSTEMS COMPANY LIMITED                                                                            27,934
            900   NETUREN COMPANY LIMITED                                                                                     6,954
          2,900   NIHON UNISYS LIMITED                                                                                       24,839
          2,000   NIPPON THOMPSON COMPANY LIMITED                                                                            12,251
            700   NITTO KOHKI COMPANY LIMITED                                                                                13,865
          7,200   NOMURA RESEARCH INSTITUTE LIMITED                                                                         171,779
         19,067   NORDSON CORPORATION                                                                                     1,021,610
         54,222   NUANCE COMMUNICATIONS INCORPORATED+<<                                                                     668,557
            330   OBIC COMPANY LIMITED                                                                                       53,942
          1,107   OCE NV                                                                                                      6,491
          1,080   OILES CORPORATION                                                                                          17,793
          1,500   OKAYA & COMPANY LIMITED                                                                                    14,025
          1,500   ORACLE CORPORATION JAPAN                                                                                   62,225
          1,000   ORGANO CORPORATION                                                                                          7,813
          3,095   ORMAT INDUSTRIES                                                                                           24,736
            900   OTSUKA CORPORATION                                                                                         54,455
            679   OUTOTEC OYJ                                                                                                19,692
         78,030   PALM INCORPORATED+<<                                                                                    1,040,140
         40,000   PARKER HANNIFIN CORPORATION                                                                             1,946,400
            956   PASON SYSTEMS INCORPORATED                                                                                  9,126
         27,143   PENTAIR INCORPORATED                                                                                      768,961
         57,100   PITNEY BOWES INCORPORATED                                                                               1,276,185
            588   PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                                     7,595
          1,108   RAMIRENT OYJ                                                                                               10,261
          3,700   RISO KAGAKU CORPORATION                                                                                    49,188
        119,000   RITEK CORPORATION+                                                                                         28,560
          8,000   RYOBI LIMITED                                                                                              23,729
         34,419   SAGE GROUP PLC                                                                                            123,663
         98,000   SANYO ELECTRIC COMPANY LIMITED+                                                                           264,352
          1,100   SATO CORPORATION                                                                                           14,351
            512   SCHINDLER HOLDING SA                                                                                       33,895
         15,503   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                     239,056
        133,384   SEAGATE TECHNOLOGY HOLDINGS<<                                                                           1,847,368
          1,328   SHAW INDUSTRIES LIMITED CLASS A                                                                            30,690
         21,000   SHIHLIN ELECTRIC                                                                                           25,902
          1,400   SHIMA SEIKI MANUFACTURING LIMITED                                                                          32,574
            500   SHINWA COMPANY LIMITED NAGOYA                                                                               6,900
          5,880   SIMS GROUP LIMITED                                                                                        115,448
          1,900   SINTOKOGIO LIMITED                                                                                         15,764
            976   SKF AB                                                                                                     14,972
          3,000   SMC CORPORATION                                                                                           349,812
         54,376   SMITH INTERNATIONAL INCORPORATED                                                                        1,499,146
        108,209   SONUS NETWORKS INCORPORATED+                                                                              228,321
          1,761   SPIRAX-SARCO ENGINEERING PLC                                                                               27,966
         12,100   SPX CORPORATION                                                                                           673,728
          8,700   STANLEY ELECTRIC COMPANY LIMITED                                                                          175,402

                   Wells Fargo Advantage Master Portfolios 153


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
         21,630   STANLEY WORKS                                                                                      $      885,316
            750   SULZER AG                                                                                                  58,008
         28,000   SUMITOMO HEAVY INDUSTRIES LIMITED                                                                         141,730
          4,000   TADANO LIMITED                                                                                             19,645
         32,166   TATA CONSULTANCY SERVICES LIMITED                                                                         347,222
          2,734   TATA TEA LIMITED                                                                                           52,908
          5,900   TDK CORPORATION                                                                                           343,031
          2,505   THERMAX INDIA LIMITED                                                                                      24,206
          5,500   THK COMPANY LIMITED                                                                                       103,084
          1,640   TIETOENATOR OYJ                                                                                            29,953
         20,863   TIMKEN COMPANY                                                                                            440,418
          1,200   TORI HOLDINGS COMPANY LIMITED                                                                                 722
         21,162   TORO COMPANY<<                                                                                            802,675
        186,000   TOSHIBA CORPORATION                                                                                       955,486
          3,000   TOSHIBA MACHINE COMPANY LIMITED                                                                            12,026
          6,000   TOYO KANETSU K K                                                                                           12,058
         62,000   TPV TECHNOLOGY LIMITED                                                                                     33,678
          5,000   TREND MICRO INCORPORATED                                                                                  196,668
         11,000   TSUBAKIMOTO CHAIN COMPANY                                                                                  47,877
          2,000   UCHIDA YOKO COMPANY LIMITED                                                                                 6,706
            500   UNION TOOL COMPANY                                                                                         15,341
         30,876   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                    1,329,829
         15,003   WATSCO INCORPORATED<<                                                                                     792,608
          5,496   WEIR GROUP PLC                                                                                             57,933
         60,736   WESTERN DIGITAL CORPORATION+<<                                                                          2,082,030
            755   WINCOR NIXDORF AG                                                                                          42,797
        127,565   WISTRON CORPORATION                                                                                       247,252
         35,184   WOODWARD GOVERNOR COMPANY                                                                                 738,512
          2,900   YAMAZEN CORPORATION                                                                                        11,718
        111,500   YIEH PHUI ENTERPRISE                                                                                       42,850
          3,366   ZARDOYA-OTIS SA                                                                                            73,548
                                                                                                                         93,802,767
                                                                                                                     --------------
INDUSTRIAL - JAPAN: 0.00%
          1,000   TSUKISHIMA KIKAI COMPANY LIMITED                                                                            7,007
                                                                                                                     --------------
INDUSTRIAL MACHINERY, COMPONENTS: 0.00%
            338   DEMAG CRANES AG                                                                                            10,176
                                                                                                                     --------------
INFORMATION & BUSINESS SERVICES: 0.00%
              4   MIXI INCORPORATED+                                                                                         25,750
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.32%
         26,460   ARTHUR J. GALLAGHER & COMPANY                                                                             628,954
          1,303   BALOISE HOLDING AG                                                                                        118,007
          8,609   BEAZLEY PLC                                                                                                15,753
        632,000   CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                                  884,164
            857   CNP ASSURANCES                                                                                             85,585
            670   GRUPO CATALANA OCCIDENTE SA                                                                                14,379
            438   HAREL INSURANCE INVESTMENTS & FINANCES LIMITED                                                             21,049
          4,079   JARDINE LLOYD THOMPSON GROUP PLC                                                                           32,007
         25,709   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   605,190
          7,100   MATSUI SECURITIES COMPANY LIMITED                                                                          65,773
          1,664   MENORAH MIVTACHIM HOLDINGS LIMITED+                                                                        20,069
         32,422   NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                 254,513
         58,974   STANDARD LIFE PLC                                                                                         188,845
         13,000   TOKYO TATEMONO COMPANY LIMITED                                                                             76,840

                   154 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
INSURANCE AGENTS, BROKERS & SERVICE (continued)
         91,153   UNUM GROUP                                                                                         $    2,053,677
         46,024   WILLIS GROUP HOLDINGS LIMITED                                                                           1,186,952
                                                                                                                          6,251,757
                                                                                                                     --------------
INSURANCE CARRIERS: 4.10%
         16,979   ACE LIMITED                                                                                               885,964
          4,546   ADMIRAL GROUP PLC                                                                                          79,113
         37,495   AEGON NV                                                                                                  282,366
         23,800   AFLAC INCORPORATED                                                                                        966,756
         22,000   AIOI INSURANCE COMPANY LIMITED                                                                            108,759
          4,510   AKSIGORTA AS                                                                                               15,333
         11,131   ALLEANZA ASSICURAZIONI SPA                                                                                 91,357
          1,524   ALLEGHANY CORPORATION+                                                                                    423,062
         12,063   ALLIANZ AG                                                                                              1,393,693
          9,022   ALLIED WORLD ASSURANCE HOLDINGS                                                                           417,989
         26,327   ALLSTATE CORPORATION                                                                                      773,751
            127   AMB GENERALI HOLDING AG                                                                                    10,724
        161,300   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                      283,888
         19,695   AMERICAN FINANCIAL GROUP INCORPORATED                                                                     505,177
         32,558   AMERIGROUP CORPORATION+                                                                                   769,997
         12,657   AMLIN PLC                                                                                                  76,073
         95,968   AMP LIMITED                                                                                               515,874
         15,416   ARCH CAPITAL GROUP LIMITED+<<                                                                           1,001,578
         26,598   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                                939,441
         32,410   ASSICURAZIONI GENERALI SPA                                                                                807,067
         32,448   ASSURANT INCORPORATED                                                                                     971,818
         85,444   ASSURED GUARANTY LIMITED<<                                                                              1,700,336
         69,757   AVIVA PLC                                                                                                 461,284
         45,173   AXA ASIA PACIFIC HOLDINGS LIMITED                                                                         164,175
         43,792   AXA SA                                                                                                    996,956
         39,348   AXIS CAPITAL HOLDINGS LIMITED                                                                           1,199,327
          6,808   BRIT INSURANCE HOLDINGS PLC                                                                                24,095
         31,300   BROWN & BROWN INCORPORATED                                                                                621,931
          8,639   CATLIN GROUP LIMITED                                                                                       46,692
         28,000   CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED                                                     75,505
         63,000   CHINA LIFE INSURANCE COMPANY+                                                                              36,748
        493,000   CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                            2,080,021
         17,936   CHUBB CORPORATION                                                                                         885,859
         74,780   CIGNA CORPORATION                                                                                       2,200,775
         41,834   CINCINNATI FINANCIAL CORPORATION<<                                                                      1,075,970
         38,427   DELPHI FINANCIAL GROUP CLASS A                                                                            898,039
         18,723   DISCOVERY HOLDINGS LIMITED                                                                                 67,147
          2,970   DONGBU INSURANCE COMPANY LIMITED                                                                           90,368
         13,858   ENDURANCE SPECIALTY HOLDINGS LIMITED<<                                                                    477,685
          8,738   ERIE INDEMNITY COMPANY                                                                                    337,898
            155   EULER HERMES SA                                                                                            10,424
         16,058   EVEREST REINSURANCE GROUP LIMITED<<                                                                     1,353,850
            500   FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                        169,984
            424   FBD HOLDINGS PLC                                                                                            4,407
         64,622   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                970,622
         22,613   FIRST AMERICAN CORPORATION                                                                                712,762
          1,309   FONDIARIA-SAI SPA                                                                                          15,304
         51,242   FRIENDS PROVIDENT PLC                                                                                      71,324
          6,000   FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                                8,318
        119,062   GENWORTH FINANCIAL INCORPORATED                                                                         1,257,295
          6,800   GREAT-WEST LIFECO INCORPORATED                                                                            161,250

                   Wells Fargo Advantage Master Portfolios 155


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
INSURANCE CARRIERS (continued)
          1,378   HANNOVER RUECKVERSICHERUNG AG                                                                      $       60,648
        102,682   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          2,435,617
         30,987   HCC INSURANCE HOLDINGS INCORPORATED                                                                       819,296
         26,400   HEALTH NET INCORPORATED+                                                                                  404,448
            122   HELVETIA HOLDING AG                                                                                        39,058
         33,298   HORACE MANN EDUCATORS CORPORATION                                                                         407,901
          5,220   HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED                                                            91,117
          1,639   INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES INCORPORATED                                            44,166
          2,175   ING CANADA INCORPORATED                                                                                    67,510
         95,080   INSURANCE AUSTRALIA GROUP LIMITED                                                                         287,695
         39,054   IPC HOLDINGS LIMITED                                                                                    1,266,131
          3,396   KOREA REINSURANCE COMPANY                                                                                  30,863
        144,108   LEGAL & GENERAL GROUP PLC                                                                                 180,642
         43,904   LEUCADIA NATIONAL CORPORATION                                                                           1,091,892
         16,126   LIBERTY HOLDINGS LIMITED                                                                                  133,701
         71,060   LINCOLN NATIONAL CORPORATION                                                                            1,793,545
         18,070   LOEWS CORPORATION                                                                                         617,091
         42,600   MANULIFE FINANCIAL CORPORATION                                                                            876,710
         14,680   MAPFRE SA                                                                                                  60,401
          2,539   MARKEL CORPORATION+<<                                                                                     834,976
         40,918   MAX CAPITAL GROUP LIMITED                                                                                 837,182
        173,505   MBIA INCORPORATED<<                                                                                     1,165,954
          4,991   MEDIOLANUM SPA                                                                                             31,608
          7,221   MERCURY GENERAL CORPORATION<<                                                                             268,260
          1,194   MERITZ FIRE MARINE INSURANCE                                                                                7,467
         29,526   METLIFE INCORPORATED                                                                                    1,114,902
         77,139   MGIC INVESTMENT CORPORATION<<                                                                             627,140
          2,804   MILANO ASSICURAZIONI SPA                                                                                    9,226
         38,000   MILLEA HOLDINGS INCORPORATED                                                                            1,131,220
         19,700   MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                                     555,750
         69,908   MONTPELIER RE HOLDINGS LIMITED                                                                          1,124,820
          5,394   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                             804,453
            226   MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                                    508
         35,000   NIPPONKOA INSURANCE COMPANY LIMITED                                                                       217,786
         11,000   NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                              56,153
        147,010   OLD MUTUAL PLC                                                                                            224,606
         58,885   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                    701,320
         15,572   PARTNERRE LIMITED                                                                                       1,150,927
        174,000   PICC PROPERTY & CASUALTY COMPANY LIMITED                                                                  109,333
        108,000   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                          808,211
          8,400   POWER CORPORATION OF CANADA                                                                               223,974
          6,000   POWER FINANCIAL CORPORATION                                                                               164,640
         80,055   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  2,273,562
         20,667   PROASSURANCE CORPORATION+                                                                               1,085,018
         32,400   PROGRESSIVE CORPORATION                                                                                   535,248
         72,412   PROTECTIVE LIFE CORPORATION                                                                             1,559,754
         21,662   PRUDENTIAL FINANCIAL INCORPORATED                                                                       1,095,664
         67,454   PRUDENTIAL PLC                                                                                            589,689
         46,599   QBE INSURANCE GROUP LIMITED                                                                               901,141
         11,928   RLI CORPORATION                                                                                           632,303
         89,356   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                  189,980
          3,276   SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                           587,576
        144,233   SANLAM LIMITED                                                                                            380,076
          4,399   SCOR REGROUPE                                                                                             115,755
         48,164   SELECTIVE INSURANCE GROUP INCORPORATED                                                                    819,751
            873   SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                                    29,621

                   156 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
INSURANCE CARRIERS (continued)
         46,000   SOMPO JAPAN INSURANCE INCORPORATED                                                                 $      313,917
          3,058   ST. JAMES'S PLACE PLC                                                                                      11,465
         42,705   STANCORP FINANCIAL GROUP INCORPORATED                                                                   1,616,367
          7,000   STOREBRAND ASA                                                                                             38,062
         14,600   SUN LIFE FINANCIAL INCORPORATED                                                                           432,099
            671   SWISS LIFE HOLDING                                                                                         75,914
          8,754   SWISS REINSURANCE                                                                                         403,598
         12,150   T&D HOLDINGS INCORPORATED                                                                                 364,957
         12,057   TAIWAN LIFE INSURANCE COMPANY LIMITED                                                                       8,919
         29,813   THE TRAVELERS COMPANIES INCORPORATED                                                                    1,503,171
            300   TOPDANMARK AS+                                                                                             40,909
         22,768   TORCHMARK CORPORATION<<                                                                                   970,144
         22,368   TOWER GROUP INCORPORATED                                                                                  536,608
         15,737   TRANSATLANTIC HOLDING INCORPORATED                                                                        768,910
         12,124   UNIPOL SPA                                                                                                 16,095
         60,700   UNITEDHEALTH GROUP INCORPORATED                                                                         1,699,600
         38,161   UNITRIN INCORPORATED                                                                                      722,388
         38,917   W.R. BERKLEY CORPORATION                                                                                  994,329
         25,735   WELLCARE HEALTH PLANS INCORPORATED+                                                                       624,588
         24,800   WELLPOINT INCORPORATED+                                                                                 1,310,680
          1,836   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                    572,832
         94,144   XL CAPITAL LIMITED CLASS A                                                                              1,633,398
         83,222   YAPI VE KREDI BANKASI AS                                                                                  175,309
         30,905   ZENITH NATIONAL INSURANCE CORPORATION                                                                     833,199
         12,540   ZURICH FINANCIAL SERVICES AG                                                                              275,253
                                                                                                                         79,112,828
                                                                                                                     --------------
INSURANCE COMPANIES: 0.05%
         20,024   REINSURANCE GROUP OF AMERICA INCORPORATED                                                                 862,036
          2,204   YAPI KREDI SIGORTA AS                                                                                      12,268
                                                                                                                            874,304
                                                                                                                     --------------
INSURANCE-MULTI LINE: 0.00%
          1,751   FONDIARIA SAI SPA                                                                                          33,637
                                                                                                                     --------------
INTERNET SOFTWARE: 0.00%
             10   ACCESS COMPANY LIMITED+                                                                                    26,814
            732   FREENET AG                                                                                                  9,801
                                                                                                                             36,615
                                                                                                                     --------------
INVESTMENT COMPANIES: 0.00%
            260   BB BIOTECH AG                                                                                              17,433
          4,000   LPI CAPITAL BHD                                                                                            12,949
                                                                                                                             30,382
                                                                                                                     --------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.02%
        104,000   ABOITIZ EQUITY VENTURES INCORPORATED                                                                       15,985
         48,500   BERJAYA CORPORATION BHD                                                                                    12,326
          2,044   GROUPE BRUXELLES LAMBERT SA                                                                               178,953
          8,300   INTERACTIVE DATA CORPORATION                                                                              192,643
         16,498   REINET INVESTMENTS SCA+                                                                                    22,437
          5,740   TULLETT PREBON PLC                                                                                         37,649
                                                                                                                            459,993
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 157


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
LEATHER & LEATHER PRODUCTS: 0.15%
         32,058   BROWN SHOE COMPANY INCORPORATED                                                                    $      240,435
         78,886   COACH INCORPORATED                                                                                      2,231,685
         39,320   TIMBERLAND COMPANY+<<                                                                                     509,587
                                                                                                                          2,981,707
                                                                                                                     --------------
LEGAL SERVICES: 0.08%
         31,557   FTI CONSULTING INCORPORATED+<<                                                                          1,373,992
          4,405   PRE-PAID LEGAL SERVICES INCORPORATED+<<                                                                   201,925
                                                                                                                          1,575,917
                                                                                                                     --------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
             24   AP MOLLER-MAERSK AS                                                                                       172,880
         14,817   MACMAHON HOLDINGS LIMITED                                                                                   7,326
                                                                                                                            180,206
                                                                                                                     --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.04%
          5,233   BABCOCK INTERNATIONAL GROUP                                                                                41,999
        162,500   BARITO PACIFIC TBK PT+                                                                                     25,149
          1,859   CANFOR CORPORATION+                                                                                         9,272
         88,795   LOUISIANA-PACIFIC CORPORATION                                                                             668,626
            694   PFLEIDERER AG                                                                                               6,178
          3,776   SINO-FOREST CORPORATION+                                                                                   46,909
            325   TECNICAS REUNIDAS SA                                                                                       17,654
        149,257   TERRANOVA SA                                                                                               19,407
            504   WEST FRASER TIMBER COMPANY LIMITED                                                                         11,740
                                                                                                                            846,934
                                                                                                                     --------------
MACHINERY: 0.03%
          4,343   CHARTER INTERNATIONAL PLC                                                                                  43,517
          5,000   DAIFUKU COMPANY LIMITED                                                                                    34,498
          7,000   DELONG HOLDINGS LIMITED                                                                                     4,275
         13,821   HUSQVARNA AB B SHARES                                                                                      98,047
         17,000   JAPAN STEEL WORKS                                                                                         211,198
          5,000   OKUMA CORPORATION                                                                                          25,255
          3,400   OSG CORPORATION                                                                                            35,297
            887   RHEINMETALL BERLIN                                                                                         43,286
          3,106   SEVAN MARINE ASA+                                                                                           4,165
                                                                                                                            499,538
                                                                                                                     --------------
MANUFACTURING (SPECIALIZED): 0.01%
          8,268   PV CRYSTALOX SOLAR PLC                                                                                     10,095
          1,457   RICHEMONT SA+                                                                                              20,161
          1,200   SECO TOOLS                                                                                                 12,980
          2,000   SEKISUI JUSHI CORPORATION                                                                                  17,668
          5,744   SINTEX INDUSTRIES LIMITED                                                                                  28,282
          1,300   TORISHIMA PUMP MANUFACTURING COMPANY LIMITED                                                               19,294
        514,000   WELLING HOLDING LIMITED+                                                                                   18,901
                                                                                                                            127,381
                                                                                                                     --------------
MANUFACTURING INDUSTRIES: 0.01%
          7,070   MAHINDRA & MAHINDRA LIMITED                                                                               125,059
          1,000   YOMEISHU SEIZO COMPANY LIMITED                                                                              9,618
                                                                                                                            134,677
                                                                                                                     --------------

                   158 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.65%
          2,200   A&D COMPANY LIMITED                                                                                $       14,162
          2,819   AGFA-GEVAERT NV                                                                                            14,589
         10,300   ALFA LAVAL AB                                                                                             114,887
         21,304   ALLERGAN INCORPORATED                                                                                   1,191,320
          1,713   AL TANA AG                                                                                                 31,999
         19,430   ARCELORMITTAL                                                                                             695,540
         22,210   BAYER AG                                                                                                1,363,727
         17,194   BECKMAN COULTER INCORPORATED                                                                            1,164,378
         15,482   BECTON DICKINSON & COMPANY                                                                              1,077,857
            201   BEKAERT SA                                                                                                 26,726
         11,558   BIO-RAD LABORATORIES INCORPORATED+                                                                        996,993
         26,000   BIOSENSORS INTERNATIONAL GROUP LIMITED+                                                                    10,646
         75,600   BOSTON SCIENTIFIC CORPORATION+                                                                            888,300
         34,810   CEPHEID INCORPORATED+<<                                                                                   417,372
          2,641   COCHLEAR LIMITED                                                                                          125,605
            544   COLOPLAST AS CLASS B                                                                                       42,067
          2,909   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                               62,347
         39,346   COOPER COMPANIES INCORPORATED                                                                           1,074,933
          2,700   COSEL COMPANY LIMITED                                                                                      31,918
         24,694   CR BARD INCORPORATED                                                                                    1,989,843
         16,797   DANAHER CORPORATION                                                                                     1,019,746
         37,133   DENTSPLY INTERNATIONAL INCORPORATED                                                                     1,251,753
        220,802   EASTMAN KODAK COMPANY<<                                                                                 1,174,667
            816   ELBIT IMAGING LIMITED                                                                                      20,808
          2,034   ELEKTA AB CLASS B                                                                                          35,860
         25,712   ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                 287,717
         15,914   ESCO TECHNOLOGIES INCORPORATED+                                                                           589,773
          3,600   ESPEC CORPORATION                                                                                          23,523
          5,529   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                           298,589
         18,251   ESTERLINE TECHNOLOGIES CORPORATION+                                                                       564,321
         23,829   FISHER & PAYKEL HEALTHCARE CORPORATION                                                                     53,146
         37,326   FLIR SYSTEMS INCORPORATED+<<                                                                              859,245
         29,214   FORMFACTOR INCORPORATED+<<                                                                                640,955
         29,007   FOSSIL INCORPORATED+<<                                                                                    736,198
          2,067   FRESENIUS AG                                                                                              116,575
         24,400   FUJIFILM HOLDINGS CORPORATION                                                                             727,673
         17,000   FUJIKURA LIMITED                                                                                           89,522
            500   FUKUDA DENSHI COMPANY LIMITED                                                                              14,132
         32,000   FURUKAWA ELECTRIC COMPANY LIMITED                                                                         141,687
          4,444   GETINGE AB                                                                                                 76,164
         40,000   GOLDEN MEDITECH COMPANY LIMITED                                                                             6,709
         15,681   HAEMONETICS CORPORATION+                                                                                  825,448
          8,918   HALMA PLC                                                                                                  28,542
          6,000   HITACHI CABLE LIMITED                                                                                      20,054
            400   HOGY MEDICAL COMPANY LIMITED                                                                               22,440
         63,709   HOLOGIC INCORPORATED+                                                                                   1,048,013
         20,300   HOYA CORPORATION                                                                                          458,141
          9,404   INTUITIVE SURGICAL INCORPORATED+<<                                                                      2,094,365
         22,709   ITRON INCORPORATED+                                                                                     1,244,226
         24,000   KONICA MINOLTA HOLDINGS INCORPORATED                                                                      226,975
          4,244   LARGAN PRECISION COMPANY LIMITED                                                                           51,576
          3,178   LUXOTTICA GROUP SPA                                                                                        77,088
         31,939   MASIMO CORPORATION+                                                                                       802,308
         77,923   MEDTRONIC INCORPORATED                                                                                  2,984,451
          8,328   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                727,867
         13,620   MILLIPORE CORPORATION+                                                                                    902,053

                   Wells Fargo Advantage Master Portfolios 159


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          6,000   MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                             $       61,967
         37,671   NATIONAL INSTRUMENTS CORPORATION                                                                          965,508
          1,500   NIHON KOHDEN CORPORATION                                                                                   24,584
         17,000   NIKON CORPORATION                                                                                         292,499
          2,000   NIPRO CORPORATION                                                                                          42,665
          5,932   OLYMPUS CORPORATION ADR                                                                                   159,571
         21,244   ORBOTECH LIMITED+                                                                                         195,232
          1,832   ORION OYJ                                                                                                  31,123
          5,000   OSAKI ELECTRIC COMPANY LIMITED                                                                             54,970
         69,000   OSIM INTERNATIONAL LIMITED                                                                                 22,506
            800   PARAMOUNT BED COMPANY LIMITED                                                                              16,679
          3,500   PARIS MIKI INCORPORATED                                                                                    34,229
          5,016   PHARMAXIS LIMITED+                                                                                          9,624
          1,055   PHONAK HOLDING AG                                                                                         100,927
         27,334   RAYTHEON COMPANY                                                                                        1,289,618
         18,803   RESMED INCORPORATED+<<                                                                                    863,246
         22,805   ROPER INDUSTRIES INCORPORATED                                                                           1,080,501
         13,000   SHIMADZU CORPORATION                                                                                       94,304
          5,002   SILEX SYSTEMS LIMITED+                                                                                     30,228
          5,203   SSL INTERNATIONAL PLC                                                                                      47,264
         23,906   ST. JUDE MEDICAL INCORPORATED+                                                                            921,337
         33,314   STERIS CORPORATION                                                                                        966,772
            181   STRAUMANN HOLDING AG                                                                                       41,160
         21,108   STRYKER CORPORATION                                                                                       875,138
         35,100   SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                      453,414
          3,700   SUZUKEN COMPANY LIMITED                                                                                   122,074
          1,587   SYNTHES INCORPORATED                                                                                      185,692
         12,000   TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                     235,615
            600   TAMRON COMPANY LIMITED                                                                                      7,925
            201   TECAN GROUP AG                                                                                             10,820
         23,045   TECHNE CORPORATION<<                                                                                    1,421,185
         19,949   TELEDYNE TECHNOLOGIES INCORPORATED+                                                                       673,478
        149,908   TERADYNE INCORPORATED+<<                                                                                1,236,741
          9,100   TERUMO CORPORATION                                                                                        479,205
          2,600   TGS NOPEC GEOPHYSICAL COMPANY ASA+                                                                         32,880
         28,600   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                  1,293,006
         34,469   THORATEC CORPORATION+<<                                                                                   904,467
          1,815   TITAN INDUSTRIES LIMITED                                                                                   45,705
          1,800   TOA MEDICAL ELECTRONICS COMPANY                                                                            81,440
          1,400   TOPCON CORPORATION                                                                                          7,177
         30,191   TRIMBLE NAVIGATION LIMITED+                                                                               768,663
          5,800   USHIO INCORPORATED                                                                                        106,900
         18,090   VARIAN INCORPORATED+                                                                                      926,570
          5,391   VESTAS WIND SYSTEMS AS+                                                                                   386,774
         23,965   WATERS CORPORATION+                                                                                     1,204,960
            696   WILLIAM DEMANT HOLDING+                                                                                    42,628
          4,100   YAMATAKE CORPORATION                                                                                       83,762
         14,955   ZIMMER HOLDINGS INCORPORATED+                                                                             708,119
                                                                                                                         51,218,371
                                                                                                                     --------------
MEDIA: 0.00%
            820   MODERN TIMES GROUP MTG B SHARES                                                                            33,406
            977   VOCENTO SA                                                                                                  5,460
                                                                                                                             38,866
                                                                                                                     --------------

                   160 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.08%
            331   FIELMANN AG                                                                                        $       21,358
         26,784   INVACARE CORPORATION                                                                                      580,141
         22,381   NUVASIVE INCORPORATED+<<                                                                                  896,807
                                                                                                                          1,498,306
                                                                                                                     --------------
MEDICAL MANAGEMENT SERVICES: 0.05%
        281,100   BANGKOK CHAIN HOSPITAL PCL                                                                                 71,081
         40,762   COVENTRY HEALTH CARE INCORPORATED+                                                                        889,834
                                                                                                                            960,915
                                                                                                                     --------------
MEDICAL PRODUCTS: 0.19%
         42,000   BAXTER INTERNATIONAL INCORPORATED                                                                       2,390,640
         31,161   ILLUMINA INCORPORATED+<<                                                                                1,099,048
          5,292   MYRIAD PHARMACEUTICALS INC+                                                                                23,814
          1,000   NICOX SA+                                                                                                  12,989
            656   ROCHE HOLDINGS AG - BEARER SHARES                                                                         108,229
                                                                                                                          3,634,720
                                                                                                                     --------------
METAL FABRICATE, HARDWARE: 0.02%
          5,800   SILGAN HOLDINGS INCORPORATED                                                                              281,996
                                                                                                                     --------------
METAL MINING: 1.11%
          4,318   ACCOR SA                                                                                                  227,309
          5,420   ADITYA BIRLA MINERALS LIMITED+                                                                              4,856
          5,936   AFRICAN RAINBOW MINERALS LIMITED                                                                          122,848
          4,022   AGNICO EAGLE MINES LIMITED                                                                                230,684
          2,175   ALAMOS GOLD INCORPORATED+                                                                                  19,192
          1,424   ALEXANDRIA MINERAL OILS COMPANY                                                                            12,663
        111,612   ALUMINA LIMITED                                                                                           157,539
          8,931   ANDEAN RESOURCES LIMITED+                                                                                  16,003
        247,674   ANEKA TAMBANG TBK PT                                                                                       55,899
         35,580   ANGLO AMERICAN PLC                                                                                      1,170,612
          4,752   ANGLO PLATINUM LIMITED                                                                                    421,477
         23,956   ANGLOGOLD ASHANTI LIMITED                                                                                 917,808
          5,163   AQUILA RESOURCES LIMITED+                                                                                  30,983
         10,201   ATLAS IRON LIMITED+                                                                                        13,924
          2,262   AURIZON MINES LIMITED+                                                                                      9,877
          6,457   AVOCA RESOURCES LIMITED+                                                                                    9,551
          5,200   BANPU PCL                                                                                                  61,006
          3,268   BANRO CORPORATION+                                                                                          6,209
         23,200   BARRICK GOLD CORPORATION                                                                                  800,636
          9,025   BHARAT FORGE LIMITED                                                                                       40,666
          7,000   BOLIDEN AB                                                                                                 71,785
          9,600   CAMECO CORPORATION                                                                                        255,445
         34,625   CENTAMIN EGYPT LIMITED+                                                                                    47,995
        156,000   CHINA MINING RESOURCES GROUP LIMITED+                                                                       7,145
         13,961   CIA DE MINAS BUENAVENTURA SA                                                                              358,417
         41,522   CIA MINERA MILPO SA                                                                                       101,188
         91,746   CIA VALE DO RIO DOCE                                                                                    1,769,008
          9,842   COAL OF AFRICA LIMITED+                                                                                    15,597
         59,557   COEUR D'ALENE MINES CORPORATION+<<                                                                        901,693
            629   COMPASS RESOURCES NL+(a)                                                                                        0
          1,265   DENISON MINES CORPORATION+                                                                                  1,733

                   Wells Fargo Advantage Master Portfolios 161


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
METAL MINING (continued)
          3,847   DOMINION RESOURCES BLACK WARRIOR                                                                   $        13,103
          8,467   EASTERN PLATINUM LIMITED+                                                                                    3,674
          9,764   ELDORADO GOLD CORPORATION+                                                                                 100,784
          9,374   EQUINOX MINERALS LIMITED+                                                                                   23,376
            191   ERAMET                                                                                                      61,555
          5,033   EURASIAN NATURAL RESOURCES CORPORATION                                                                      70,873
          2,612   EUROPEAN GOLDFIELDS LIMITED+                                                                                 8,160
          2,028   FIRST QUANTUM MINERALS LIMITED                                                                             120,096
            842   FNX MINING COMPANY INCORPORATED+                                                                             7,076
         75,806   FORTESCUE METALS GROUP LIMITED+                                                                            282,554
          2,288   FRANCO-NEVADA CORPORATION                                                                                   58,875
          6,162   GABRIEL RESOURCES LIMITED+                                                                                   9,006
          1,892   GAMMON LAKE RESOURCES INCORPORATED+                                                                         12,703
         14,745   GINDALBIE METALS LIMITED+                                                                                   10,406
         53,251   GOLD FIELDS LIMITED                                                                                        648,434
         19,136   GOLDCORP INCORPORATED                                                                                      697,269
          5,832   GOLDEN STAR RESOURCES LIMITED+                                                                              15,449
        356,987   GRUPO MEXICO SAB DE CV                                                                                     513,256
          1,859   GUYANA GOLDFIELDS INCORPORATED+                                                                              7,641
         27,531   HARMONY GOLD MINING COMPANY LIMITED                                                                        258,306
        200,817   HECLA MINING COMPANY+<<                                                                                    598,435
         52,103   HINDALCO INDUSTRIES LIMITED                                                                                113,117
         11,145   HINDUSTAN ZINC LIMITED                                                                                     168,664
          4,600   HUDBAY MINERALS INCORPORATED+                                                                               35,464
          9,225   IAMGOLD CORPORATION                                                                                        107,186
         46,849   IMPALA PLATINUM HOLDINGS LIMITED                                                                         1,094,819
          4,101   INDEPENDENCE GROUP NL                                                                                       15,147
         13,243   INDOPHIL RESOURCES NL+                                                                                       7,723
          1,106   INMET MINING CORPORATION                                                                                    47,948
        155,928   INTERNATIONAL NICKEL INDONESIA TBK                                                                          65,357
         58,088   ISPAT INDUSTRIES LIMITED                                                                                    27,958
          6,719   IVANHOE MINES LIMITED+                                                                                      74,386
         12,681   KAGARA ZINC LIMITED                                                                                          9,914
          3,557   KATANGA MINING LIMITED+                                                                                      1,787
          4,511   KAZAKHMYS PLC                                                                                               72,592
          8,537   KGHM POLSKA MIEDZ SA                                                                                       255,678
          3,013   KINGSGATE CONSOLIDATED LIMITED                                                                              19,481
         18,269   KINROSS GOLD CORPORATION                                                                                   346,773
            947   KOREA ZINC COMPANY LIMITED                                                                                 103,503
            260   LABRADOR IRON ORE ROYALTY INCOME FUND                                                                        8,652
          3,740   LONMIN PLC                                                                                                  88,953
          4,655   LUNDIN MINING CORPORATION+                                                                                  15,818
          2,676   MEDINET NASR HOUSING                                                                                        16,665
          6,401   MINARA RESOURCES LIMITED                                                                                     5,140
          5,400   MINCOR RESOURCES NL                                                                                         10,726
          4,880   MINEFINDERS CORPORATION+                                                                                    43,729
          3,262   MIRABELA NICKEL LIMITED+                                                                                     7,665
         22,000   MITSUI MINING & SMELTING COMPANY LIMITED                                                                    62,891
         12,447   MURCHISON METALS LIMITED+                                                                                   19,094
         22,522   NEWCREST MINING LIMITED                                                                                    571,259
         32,564   NEWMONT MINING CORPORATION                                                                               1,308,747
          1,260   NEWMONT MINING CORPORATION OF CANADA LIMITED                                                                50,573
          3,000   NIPPON DENKO COMPANY LIMITED                                                                                23,020
         19,000   NIPPON LIGHT METAL COMPANY LIMITED                                                                          21,848
          3,000   NITTETSU MINING COMPANY LIMITED                                                                             14,702
         16,768   NORTHAM PLATINUM LIMITED                                                                                    86,346

                   162 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
METAL MINING (continued)
          2,200   NORTHERN DYNASTY MINERALS+                                                                         $        14,208
        306,000   OCEAN GRAND HOLDINGS LIMITED+                                                                               39,876
         28,126   OM HOLDINGS LIMITED                                                                                         39,343
            700   ONOKEN COMPANY LIMITED                                                                                       7,177
          5,113   OSISKO MINING CORPORATION+                                                                                  33,441
          2,418   OUTOKUMPU OYJ                                                                                               51,096
          7,000   PACIFIC METALS COMPANY LIMITED                                                                              58,753
          1,843   PAN AMERICAN SILVER CORPORATION+                                                                            36,060
         46,179   PAN AUSTRALIAN RESOURCES LIMITED+                                                                           15,807
         11,002   PIONEERS HOLDING+                                                                                           12,979
         13,700   PUNCAK NIAGA HOLDING BHD                                                                                    12,838
         12,593   QUEST CAPITAL CORPORATION                                                                                   11,848
          3,803   RED BACK MINING INCORPORATED+                                                                               39,498
          9,634   RESOLUTE MINING LIMITED+(a)                                                                                  5,048
         20,697   RIO TINTO LIMITED                                                                                          981,553
         40,018   RIO TINTO PLC                                                                                            1,572,311
          6,431   RIVERSDALE MINING LIMITED+                                                                                  33,591
         10,042   ROYAL GOLD INCORPORATED<<                                                                                  398,467
          5,152   SALLY MALAY MINING LIMITED                                                                                  10,886
         25,987   SESA GOA LIMITED                                                                                           112,996
          6,740   SHERRITT INTERNATIONAL CORPORATION                                                                          41,496
          1,423   SILVER STANDARD RESOURCES INCORPORATED+                                                                     25,997
          6,370   SILVER WHEATON CORPORATION+                                                                                 66,217
          1,891   SILVERCORP METALS INCORPORATED                                                                               6,961
            944   SOCIEDAD MINERA CERRO VERDE SA                                                                              22,137
          3,920   SOCIEDAD MINERA EL BROCAL SA                                                                                61,032
         37,740   STILLWATER MINING COMPANY+<<                                                                               241,913
         11,000   SUMITOMO LIGHT METAL INDUSTRIES LIMITED                                                                     11,703
         42,782   SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                        6,689
         12,132   SXR URANIUM ONE INCORPORATED+                                                                               27,151
          6,222   SYLVANIA RESOURCES LIMITED+                                                                                  6,100
         12,208   TECK COMINCO INCORPORATED LIMITED                                                                          294,622
          1,878   THOMPSON CREEK METALS COMPANY INCORPORATED+                                                                 21,598
         80,000   TIMAH TBK PT                                                                                                16,468
          1,200   TOHO TITANIUM COMPANY LIMITED                                                                               19,473
         47,000   TON YI INDUSTRIAL CORPORATION                                                                               16,278
         54,500   TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                        7,980
         22,182   UNITED PHOSPHORUS LIMITED                                                                                   76,825
          2,735   VEDANTA RESOURCES PLC                                                                                       79,788
         62,810   VOLCAN CIA MINERA SAA+                                                                                      59,100
          4,171   WESTERN AREAS NL+                                                                                           17,979
         19,185   YAMANA GOLD INCORPORATED                                                                                   176,476
        316,000   ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                                 264,201
                                                                                                                          21,360,064
                                                                                                                     ---------------
MINING: 0.01%
          1,583   ASSORE LIMITED                                                                                             118,834
          4,434   FRESNILLO PLC                                                                                               45,006
          6,206   MMX MINERACAO E METALICOS SA+                                                                               27,462
                                                                                                                             191,302
                                                                                                                     ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.50%
            588   ABER DIAMOND CORPORATION                                                                                     3,448
          9,558   ANTOFAGASTA PLC                                                                                            119,267
        161,062   BHP BILLITON LIMITED                                                                                     5,009,575
        106,046   BOART LONGYEAR GROUP                                                                                        26,889

                   Wells Fargo Advantage Master Portfolios 163


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (continued)
          6,337   BRADKEN LIMITED                                                                                    $        33,689
         43,000   CHINA MOLYBDENUM COMPANY LIMITED                                                                            32,123
         68,000   CHINA SHANSHUI CEMENT GROUP LIMITED                                                                         39,482
         14,000   DOWA MINING COMPANY LIMITED                                                                                 78,990
         22,086   ILUKA RESOURCES LIMITED                                                                                     73,735
        103,000   JIANGXI COPPER COMPANY LIMITED                                                                             215,025
        110,078   LIHIR GOLD LIMITED+                                                                                        257,716
         17,759   LYNAS CORPORATION LIMITED+                                                                                   9,681
         25,733   MINSUR SA                                                                                                   60,968
         59,000   MITSUBISHI MATERIALS CORPORATION                                                                           180,075
        111,000   MONGOLIA ENERGY COMPANY LIMITED+                                                                            39,385
         18,676   MOUNT GIBSON IRON LIMITED+                                                                                  15,943
        140,521   OZ MINERALS LIMITED                                                                                        125,895
         20,885   PALADIN ENERGY LIMITED+                                                                                     81,199
          7,900   POTASH CORPORATION OF SASKATCHEWAN                                                                         700,338
            813   QUADRA MINING LIMITED+                                                                                       8,347
          1,959   RANDGOLD RESOURCES LIMITED                                                                                 115,511
         22,281   ST BARBARA LIMITED+                                                                                          4,426
          3,800   STRAITS RESOURCES LIMITED                                                                                    6,713
         27,000   SUMITOMO METAL MINING COMPANY LIMITED                                                                      416,389
          2,969   UMICORE                                                                                                     80,403
         25,045   VULCAN MATERIALS COMPANY<<                                                                               1,253,256
         50,331   XSTRATA PLC                                                                                                677,204
                                                                                                                           9,665,672
                                                                                                                     ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.15%
          1,901   AALBERTS INDUSTRIES NV                                                                                      23,328
            307   ADVANCED METALLURGICAL GROUP NV+                                                                             4,826
          6,434   AFRICAN OXYGEN LIMITED                                                                                      16,665
        180,000   ALLIANCE GLOBAL GROUP INCORPORATED+                                                                         18,813
          2,800   AMANO CORPORATION                                                                                           25,277
         21,000   ANTA SPORTS PRODUCTS LIMITED                                                                                25,930
          5,981   AREVA T&D INDIA LIMITED                                                                                     36,247
          1,485   BHARAT ELECTRONICS LIMITED                                                                                  43,358
         86,078   BLUESCOPE STEEL LIMITED                                                                                    208,074
          8,874   BUNZL PLC                                                                                                   84,873
         55,051   CALLAWAY GOLF COMPANY                                                                                      389,211
          1,964   CAMPBELL BROTHERS LIMITED                                                                                   40,072
          3,703   CHEIL INDUSTRIES INCORPORATED                                                                              151,808
         25,200   CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                              2,341
         42,169   CIPLA LIMITED INDIA                                                                                        233,927
          4,064   COLGATE PALMOLIVE INDIA LIMITED                                                                             50,512
          7,525   COOKSON GROUP PLC                                                                                           48,328
          4,431   CUMMINS INDIA LIMITED                                                                                       30,761
         18,743   DABUR INDIA LIMITED                                                                                         47,928
          1,934   DOOSAN CORPORATION                                                                                         128,995
          2,842   ELSWEDY CABLES HOLDING COMPANY                                                                              42,781
         64,000   FIRST PACIFIC COMPANY LIMITED                                                                               40,875
         32,000   FOSUN INTERNATIONAL                                                                                         24,608
         88,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                     54,046
            264   FUCHS PETROLUB AG                                                                                           18,348
         28,300   FUTURIS CORPORATION LIMITED(a)                                                                               9,568
         47,000   GALAXY ENTERTAINMENT GROUP LIMITED+                                                                         13,887
         10,920   GINTECH ENERGY CORPORATION+                                                                                 13,634
          4,300   GLORY LIMITED                                                                                               96,120
          3,402   GRASIM INDUSTRIES LIMITED                                                                                  186,903

                   164 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
         12,419   GWA INTERNATIONAL LIMITED                                                                          $        27,396
         34,686   HASBRO INCORPORATED                                                                                        984,736
         42,000   HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                                 232,477
         53,699   HILLENBRAND INCORPORATED                                                                                 1,075,054
          4,588   HILLS INDUSTRIES LIMITED                                                                                     6,864
         47,917   HINDALCO INDUSTRIES LIMITED++                                                                              104,028
          2,100   HITACHI MAXELL LIMITED                                                                                      39,111
        237,835   IDT INTERNATIONAL LIMITED+                                                                                   5,769
          7,381   IMI PLC                                                                                                     53,879
          7,023   INDUSTRIAS PENOLES SA DE CV                                                                                109,498
         17,827   INVENSYS PLC                                                                                                79,519
         66,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                       134,766
            261   ITALMOBILIARE SPA                                                                                            7,850
         20,780   JAKKS PACIFIC INCORPORATED+                                                                                278,452
          2,900   JAPAN CASH MACHINE COMPANY LIMITED                                                                          27,956
        143,104   JOHNSON & JOHNSON                                                                                        8,649,206
         13,200   JS GROUP CORPORATION                                                                                       233,784
         28,000   JU TENG INTERNATIONAL HOLDINGS LIMITED                                                                      20,773
         76,000   KAWASAKI HEAVY INDUSTRIES LIMITED                                                                          201,741
          1,354   KOOR INDUSTRIES LIMITED                                                                                     37,117
          2,100   KOSE CORPORATION                                                                                            50,666
            626   KRONES AG                                                                                                   29,526
            469   LEONI AG                                                                                                     9,938
         21,211   LITE-ON IT CORPORATION                                                                                      16,206
          3,131   LUPIN LIMITED                                                                                               65,099
         99,095   MATTEL INCORPORATED                                                                                      1,782,719
          2,109   MELROSE PLC                                                                                                  5,528
        157,000   MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                        649,597
          1,200   MITSUBISHI PENCIL COMPANY LIMITED                                                                           13,567
          5,500   MITSUI MINING COMPANY LIMITED                                                                                7,211
         11,505   MORGAN CRUCIBLE COMPANY                                                                                     29,162
          7,106   MOSER BAER INDIA LIMITED                                                                                    13,200
            200   NAKANISHI INCORPORATED                                                                                      17,367
         19,677   NATIONAL ALUMINIUM COMPANY LIMITED                                                                         139,180
          5,937   NEW HOPE CORPORATION LIMITED                                                                                26,645
          2,000   NIKKISO COMPANY LIMITED                                                                                     15,776
          2,000   NIPPON DENSETSU KOGYO COMPANY LIMITED                                                                       19,796
         17,000   NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                      176,486
            431   NKT HOLDING AS                                                                                              22,455
         63,600   NOBLE GROUP LIMITED                                                                                         93,572
         16,433   ORICA LIMITED                                                                                              313,618
         23,301   RELIANCE INDUSTRIES LIMITED<<++                                                                          1,913,809
            386   RHI AG+                                                                                                     10,237
            100   ROCKWOOL INTERNATIONAL AS                                                                                    9,515
          2,100   SANRIO COMPANY LIMITED                                                                                      18,551
          3,781   SHREE PRECOATED SHARES+(a)                                                                                   5,613
          1,621   SHREE PRECOATED STEELS LIMITED                                                                               5,925
        180,000   SINGAMAS CONTAINER HOLDING                                                                                  32,746
         89,769   SUZLON ENERGY LIMITED                                                                                      172,276
          1,000   TOKYO ENERGY & SYSTEMS INCORPORATED                                                                          8,393
          2,700   TOMY COMPANY LIMITED                                                                                        22,952
          2,469   TRELLEBORG AB CLASS B                                                                                       13,284
         24,217   TYCO INTERNATIONAL LIMITED<<                                                                               767,437
         40,824   UNIMICRON TECHNOLOGY CORPORATION                                                                            42,974
          4,443   UNITED SPIRITS LIMITED                                                                                      87,108
         16,162   VIDEOCON INDUSTRIES LIMITED                                                                                 82,010

                   Wells Fargo Advantage Master Portfolios 165


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
          2,039   WARTSILA OYJ CLASS B                                                                               $        77,083
         46,893   WESFARMERS LIMITED                                                                                         996,013
         55,000   YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                                   37,597
            351   ZAKLADY AZOTOWE PULAWY SA+                                                                                  10,795
                                                                                                                          22,233,652
                                                                                                                     ---------------
MISCELLANEOUS RETAIL: 1.00%
         36,100   AEON COMPANY LIMITED                                                                                       382,920
            309   AKER ASA CLASS A                                                                                             7,292
         57,766   ALIBABA.COM LIMITED+                                                                                       143,400
          3,800   ARCS COMPANY LIMITED                                                                                        57,949
         33,864   BARNES & NOBLE INCORPORATED                                                                                700,646
         48,000   CHINA RESOURCES ENTERPRISE LIMITED                                                                         112,592
         59,000   CITIC PACIFIC LIMITED                                                                                      157,578
          9,434   COMERCIAL SIGLO XXL SA                                                                                      39,610
         29,427   COSTCO WHOLESALE CORPORATION                                                                             1,500,188
          7,526   CREDIT SAISON COMPANY LIMITED                                                                              100,940
          4,800   CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                    35,491
         99,276   CVS CORPORATION                                                                                          3,724,836
         53,555   DICK'S SPORTING GOODS INCORPORATED+<<                                                                    1,200,168
         36,000   DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                      17,651
         45,569   DILLARD'S INCORPORATED<<                                                                                   519,942
         22,610   DOLLAR TREE INCORPORATED+                                                                                1,129,143
         15,910   EXPRESS SCRIPTS INCORPORATED+                                                                            1,149,020
          3,062   FAES FARMA SA                                                                                               17,034
          8,378   FOSCHINI LIMITED                                                                                            65,682
          1,100   FUJI COMPANY LIMITED                                                                                        21,527
             22   GEO COMPANY LIMITED                                                                                         22,697
          4,400   HEIWADO COMPANY LIMITED                                                                                     64,546
            900   HIKARI TSUSHIN INCORPORATED                                                                                 19,441
         13,313   INDIABULLS FINANCIAL SERVICES LIMITED                                                                       57,015
          4,706   INMOBILIARIA COLONIAL SA                                                                                     1,214
         17,600   ISETAN MITSUKOSHI HOLDINGS LIMITED                                                                         194,253
          4,200   IZUMI COMPANY LIMITED                                                                                       61,251
          2,679   JEAN COUTU GROUP INCORPORATED CLASS A                                                                       23,786
         10,000   KASUMI COMPANY LIMITED                                                                                      48,039
          4,000   LIFE CORPORATION                                                                                            67,362
         12,892   MARVEL ENTERTAINMENT INCORPORATED+                                                                         623,586
         13,562   MASSMART HOLDINGS LIMITED                                                                                  135,106
        136,000   METRO HOLDINGS LIMITED                                                                                      63,708
         27,062   MSC INDUSTRIAL DIRECT COMPANY                                                                            1,069,220
          5,988   NATURA COSMETICOS SA                                                                                        96,268
         15,408   NUTRI SYSTEM INCORPORATED<<                                                                                219,256
        236,700   OFFICE DEPOT INCORPORATED+                                                                               1,235,574
          4,840   ORIX CORPORATION                                                                                           371,908
         21,551   ORKLA ASA                                                                                                  172,620
         31,989   PETSMART INCORPORATED                                                                                      668,890
            700   PIGEON CORPORATION                                                                                          28,963
         10,344   PRICELINE.COM INCORPORATED+<<                                                                            1,592,769
        502,102   RITE AID CORPORATION+<<                                                                                    773,237
          1,300   RYOHIN KEIKAKU COMPANY LIMITED                                                                              59,377
         14,000   SA SA INTERNATIONAL HOLDINGS LIMITED                                                                         5,907
            940   SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                   44,969
          2,200   SHIMACHU COMPANY LIMITED                                                                                    51,897
          5,600   SHOPPERS DRUG MART CORPORATION                                                                             219,959
          5,870   SK NETWORKS COMPANY LIMITED+                                                                                57,812

                   166 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
MISCELLANEOUS RETAIL (continued)
            450   STOCKMANN OYJ ABP                                                                                  $        11,683
          2,400   THE DAIEI INCORPORATED+                                                                                     10,652
          2,000   THE MARUETSU INCORPORATED                                                                                   10,188
          8,000   UNY COMPANY LIMITED                                                                                         67,749
         49,967   WOOLWORTHS HOLDINGS LIMITED                                                                                101,161
                                                                                                                          19,335,672
                                                                                                                     ---------------
MISCELLANEOUS SERVICES: 0.06%
         13,560   DUN & BRADSTREET CORPORATION                                                                               990,422
         48,000   GLOBAL BIO-CHEM TECHNOLOGY                                                                                  11,643
         47,471   INVERSIONES AGUAS METROPOLITANAS SA                                                                         52,465
                                                                                                                           1,054,530
                                                                                                                     ---------------
MOTION PICTURES: 0.40%
          1,249   ASTRAL MEDIA INCORPORATED                                                                                   36,109
         33,289   DISCOVERY COMMUNICATIONS INCORPORATED+                                                                     862,851
         43,118   DREAMWORKS ANIMATION SKG INCORPORATED CLASS A+                                                           1,455,664
          3,000   ESUN HOLDINGS LIMITED+                                                                                         426
        484,500   GLOBAL MEDIACOM TBK PT                                                                                      15,862
         93,654   NEWS CORPORATION CLASS A                                                                                 1,003,971
         13,000   TELEVISION BROADCASTS LIMITED                                                                               55,435
         60,676   TIME WARNER INCORPORATED                                                                                 1,693,469
          6,100   TOHO COMPANY LIMITED TOKYO                                                                                 102,202
          9,561   TVN SA PLN                                                                                                  47,769
         88,433   WALT DISNEY COMPANY                                                                                      2,302,795
         22,838   ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                                       98,509
                                                                                                                           7,675,062
                                                                                                                     ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.39%
         20,934   ARKANSAS BEST CORPORATION                                                                                  667,795
         46,194   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                     149,898
         40,029   CON-WAY INCORPORATED                                                                                     1,671,611
          3,232   CONTAINER CORPORATION OF INDIA                                                                              78,452
         42,518   COSCO PACIFIC LIMITED                                                                                       63,965
          3,880   DSV A/S                                                                                                     59,971
         28,000   EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORPORATION                                                     20,330
          2,389   FORD OTOMOTIV SANAYI AS                                                                                     14,174
         17,965   FORWARD AIR CORPORATION                                                                                    414,632
          9,000   FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                       48,941
          1,400   HITACHI TRANSPORT SYSTEM LIMITED                                                                            18,943
         25,600   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                  717,568
         31,775   LANDSTAR SYSTEM INCORPORATED                                                                             1,107,994
          3,167   MAINFREIGHT LIMITED                                                                                         11,084
          8,000   MITSUBISHI LOGISTICS CORPORATION                                                                           105,234
         29,280   MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                                334,329
         44,000   NIPPON EXPRESS COMPANY LIMITED                                                                             196,711
          3,000   NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                                      36,787
         19,475   OLD DOMINION FREIGHT LINE+                                                                                 696,816
         16,000   SANKYU INCORPORATED                                                                                         72,047
          6,000   SEINO HOLDINGS COMPANY LIMITED                                                                              53,455
          2,000   SHIBUSAWA WAREHOUSE COMPANY LIMITED THE                                                                      7,652
         80,630   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                                140,848
         44,367   WERNER ENTERPRISES INCORPORATED                                                                            775,535
                                                                                                                           7,464,772
                                                                                                                     ---------------

                   Wells Fargo Advantage Master Portfolios 167


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
MULTI MEDIA: 0.00%
          2,510   SANOMAWSOY OYJ                                                                                     $        49,657
                                                                                                                     ---------------
MULTI-INDUSTRY COMPANIES: 0.01%
         49,000   FRASER & NEAVE LIMITED                                                                                     130,921
                                                                                                                     ---------------
NEWSPAPERS: 0.00%
            105   AXEL SPRINGER AG                                                                                             9,212
                                                                                                                     ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.69%
          3,830   ACOM COMPANY LIMITED                                                                                        78,740
          3,000   AEON CREDIT SERVICE COMPANY LIMITED                                                                         33,917
          2,600   AIFUL CORPORATION                                                                                            7,768
         53,980   AMERICAN EXPRESS COMPANY                                                                                 1,825,604
         51,851   AMERICREDIT CORPORATION+<<                                                                                 894,948
          1,252   BANCA POPOLARE DELL'ETRURIA E DEL LAZIO                                                                      8,779
          7,122   BRADFORD & BINGLEY PLC(a)                                                                                    2,319
         22,934   CAPITAL ONE FINANCIAL CORPORATION                                                                          855,209
        212,962   CAPITAL SOURCE INCORPORATED                                                                                881,663
          9,852   CATTLES PLC+(a)                                                                                              1,123
          4,200   CEDYNA FINANCIAL CORPORATION+                                                                                7,854
          3,800   CENTURY LEASING SYSTEM INCORPORATED                                                                         43,779
        310,579   CIT GROUP INCORPORATED<<                                                                                   540,407
         28,594   CREDIT SUISSE GROUP                                                                                      1,456,839
        146,943   DISCOVER FINANCIAL SERVICES                                                                              2,020,466
         18,712   FINANSBANK AS TURKEY                                                                                        84,820
        343,064   FIRST FINANCIAL HOLDING COMPANY LIMITED                                                                    186,037
        172,700   FOMENTO ECONOMICO MEXICANO SAB DE CV                                                                       627,212
            700   FUYO GENERAL LEASE COMPANY LIMITED                                                                          15,648
          4,600   HITACHI CAPITAL CORPORATION                                                                                 66,145
          4,265   HOLDING DI PARTECIPAZIONI INDUSTRIALI SPA                                                                    6,438
          2,700   IBJ LEASING COMPANY LIMITED                                                                                 38,795
         53,370   IFCI LIMITED                                                                                                61,650
         71,896   INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED                                                         197,097
          4,261   INTERNATIONAL PERSONAL FINANCE PLC                                                                          10,526
          6,011   IRISH LIFE & PERMANENT PLC                                                                                  40,933
          3,340   MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                  106,069
            263   ORIX CORPORATION ADR                                                                                        10,028
         47,139   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                     757,052
          9,017   POWER FINANCE CORPORATION LIMITED                                                                           44,545
          3,750   PROMISE COMPANY LIMITED                                                                                     36,754
          2,677   PROVIDENT FINANCIAL PLC                                                                                     38,568
         24,846   REDECARD SA                                                                                                338,408
            600   RICOH LEASING COMPANY LIMITED                                                                               13,025
         12,802   SAMPO OYJ                                                                                                  306,496
          3,677   SAMSUNG CARD COMPANY LIMITED                                                                               150,154
             30   SHINKIN CENTRAL BANK                                                                                        48,039
          7,572   SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                                   56,373
        128,500   SLM CORPORATION+<<                                                                                       1,143,650
          8,000   TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                      28,888
        263,069   TRANSCEND INFORMATION INCORPORATED                                                                         145,055
         20,453   TURKIYE HALK BANKASI AS                                                                                    110,439
                                                                                                                          13,328,259
                                                                                                                     ---------------
NON-FERROUS METALS: 0.00%
          1,200   SUMITOMO TITANIUM CORPORATION                                                                               40,623
                                                                                                                     ---------------

                   168 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
OFFICE EQUIPMENT: 0.02%
         45,000   XEROX CORPORATION                                                                                  $       389,250
                                                                                                                     ---------------
OIL & GAS EXPLORATION: 0.02%
          4,802   GRAN TIERRA ENERGY INCORPORATED+                                                                            19,169
          4,855   KAROON GAS AUSTRALIA LIMITED+                                                                               43,907
         16,285   NEW ZEALAND OIL & GAS LIMITED                                                                               17,993
         29,462   W&T OFFSHORE INCORPORATED<<                                                                                291,085
                                                                                                                             372,154
                                                                                                                     ---------------
OIL & GAS EXTRACTION: 4.40%
            845   ABAN OFFSHORE LIMITED                                                                                       28,249
          1,122   ADVANTAGE OIL & GAS LIMITED                                                                                  6,354
            520   ALTAGAS INCORPORATEDOME TRUST                                                                                8,118
          2,300   AOC HOLDINGS INCORPORATED                                                                                   17,797
         16,993   APACHE CORPORATION                                                                                       1,443,555
         22,610   ARENA RESOURCES INCORPORATED+                                                                              691,414
          1,441   ARKEMA                                                                                                      46,998
         26,503   ARROW ENERGY NL+                                                                                           102,818
         21,941   ATLAS AMERICA INCORPORATED<<                                                                               486,651
         33,925   ATWOOD OCEANICS INCORPORATED+                                                                              966,184
         19,186   AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                                   41,838
          2,755   BANKERS PETROLEUM LIMITED+                                                                                   9,942
         44,366   BEACH PETROLEUM LIMITED                                                                                     29,624
         32,849   BERRY PETROLEUM COMPANY CLASS A<<                                                                          741,402
         89,378   BG GROUP PLC                                                                                             1,479,764
          7,899   BHARAT PETROLEUM CORPORATION LIMITED                                                                        82,137
          1,758   BIRCHCLIFF ENERGY LIMITED+                                                                                  10,759
         80,700   BJ SERVICES COMPANY<<                                                                                    1,296,042
            617   BONAVISTA ENERGY TRUST                                                                                      10,624
            747   BOURBON SA                                                                                                  33,060
        506,555   BP PLC                                                                                                   4,387,115
          4,750   BURU ENERGY LIMITED+                                                                                           803
          3,651   CAIRN ENERGY PLC+                                                                                          149,007
        107,668   CAIRN INDIA LIMITED+                                                                                       584,153
            425   CALFRAC WELL SERVICES LIMITED                                                                                4,814
         14,127   CANADIAN NATURAL RESOURCES LIMITED                                                                         809,230
          6,188   CANADIAN OIL SANDS TRUST                                                                                   155,442
         15,400   CARRIZO OIL & GAS INCORPORATED+<<                                                                          297,682
          2,189   CASTROL INDIA LIMITED                                                                                       21,962
         33,541   CHESAPEAKE ENERGY CORPORATION                                                                              766,076
      1,332,000   CHINA PETROLEUM & CHEMICAL CORPORATION                                                                   1,111,941
            364   CIA ESPANOLA DE PETROLEOS SA                                                                                15,305
         22,745   CIMAREX ENERGY COMPANY                                                                                     887,965
         80,000   CNPC (HONG KONG) LIMITED                                                                                    66,783
         50,387   COMPLETE PRODUCTION SERVICES INCORPORATED+                                                                 453,483
          1,801   COMPTON PETROLEUM CORPORATION+                                                                               1,892
         11,484   COMSTOCK RESOURCES INCORPORATED+                                                                           405,730
          3,414   CONNACHER OIL & GAS LIMITED+                                                                                 3,119
          7,100   CONTINENTAL RESOURCES INCORPORATED+<<                                                                      250,630
          1,363   CORRIDOR RESOURCES INCORPORATED+                                                                             3,200
         30,000   COSMO OIL COMPANY LIMITED                                                                                   92,208
          4,041   CRESCENT POINT ENERGY CORPORATION                                                                          135,432
            839   CREW ENERGY INCORPORATED+                                                                                    4,721
          1,982   DANA PETROLEUM PLC+                                                                                         45,430
         61,809   DENBURY RESOURCES INCORPORATED+<<                                                                          940,733
         21,405   DEVON ENERGY CORPORATION                                                                                 1,313,839

                   Wells Fargo Advantage Master Portfolios 169


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
OIL & GAS EXTRACTION (continued)
          4,386   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                           $       392,196
         11,000   DNO ASA+                                                                                                    11,534
          3,983   DRAGON OIL PLC+                                                                                             24,725
         19,971   ENCANA CORPORATION                                                                                       1,040,918
        671,000   ENERGI MEGA PERSADA                                                                                         25,628
          2,124   ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                       46,675
         25,459   ENERGY WORLD CORPORATION LIMITED+                                                                           10,867
          1,978   ENERPLUS RESOURCES                                                                                          41,412
          9,439   ENI SPA<<                                                                                                  447,881
         35,442   ENSCO INTERNATIONAL INCORPORATED                                                                         1,307,810
          2,878   ENSIGN ENERGY SERVICES INCORPORATED                                                                         42,220
         16,848   EOG RESOURCES INCORPORATED                                                                               1,213,056
         30,758   EQT CORPORATION                                                                                          1,220,170
         79,098   ESSAR OIL LIMITED                                                                                          235,066
         26,300   ESSO THAILAND PCL                                                                                            5,452
          1,838   ESTABLISSEMENTS MAUREL ET PROM                                                                              34,176
          1,661   FAIRBORNE ENERGY LIMITED+                                                                                    5,401
         26,061   FOREST OIL CORPORATION+                                                                                    409,679
            700   FRED OLSEN ENERGY ASA                                                                                       23,707
          1,079   GALLEON ENERGY INCORPORATED A+                                                                               5,125
          5,401   GALP ENERGIA SGPS SA                                                                                        78,204
        233,786   GAZPROM ADR<<                                                                                            4,736,504
         62,217   GLOBAL INDUSTRIES LIMITED+<<                                                                               591,062
         16,529   GOODRICH PETROLEUM CORPORATION+<<                                                                          395,704
          5,054   GRUPA LOTOS SA+                                                                                             45,958
              1   HALLIBURTON COMPANY                                                                                             21
            932   HARVEST ENERGY TRUST                                                                                         5,253
         78,012   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                 912,740
          2,590   HELLENIC PETROLEUM SA                                                                                       26,882
         24,651   HELMERICH & PAYNE INCORPORATED<<                                                                           824,822
         76,631   HERCULES OFFSHORE INCORPORATED+<<                                                                          352,503
            983   HIGHPINE OIL & GAS LIMITED+                                                                                  6,034
        198,188   HONG KONG & CHINA GAS COMPANY LIMITED                                                                      429,084
         61,794   HORIZON OIL LIMITED+                                                                                        10,446
          6,600   HUSKY ENERGY INCORPORATED                                                                                  177,728
          1,100   IDEMITSU KOSAN COMPANY LIMITED                                                                              90,908
          8,612   INDIAN OIL CORPORATION LIMITED                                                                             101,951
          1,600   JAPAN PETROLEUM EXPLORATION COMPANY                                                                         83,568
          8,325   JOHN WOOD GROUP PLC                                                                                         40,468
         73,572   KEY ENERGY SERVICES INCORPORATED+                                                                          526,040
         40,278   LUKOIL ADR<<                                                                                             1,983,692
          5,408   LUNDIN PETROLEUM AB+                                                                                        49,458
            303   MAJOR DRILLING GROUP INTERNATIONAL                                                                           6,310
          9,088   MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                                 15,961
         85,783   MARINER ENERGY INCORPORATED+                                                                             1,040,548
        174,000   MEDCO ENERGI INTERNASIONAL TBK PT                                                                           50,491
          4,027   MOL HUNGARIAN OIL & GAS PLC                                                                                315,899
          2,609   NESTE OIL OYJ LIMITED                                                                                       43,313
         36,239   NEWFIELD EXPLORATION COMPANY+                                                                            1,402,087
         13,900   NEXEN INCORPORATED                                                                                         272,985
         14,594   NEXUS ENERGY LIMITED+                                                                                        4,872
          1,092   NIKO RESOURCES LIMITED                                                                                      70,822
         42,500   NIPPON MINING HOLDINGS INCORPORATED                                                                        211,929
         72,000   NIPPON OIL CORPORATION                                                                                     411,650
         11,632   NOBLE ENERGY INCORPORATED                                                                                  703,271
         18,267   NORSK HYDRO ASA                                                                                            109,281

                   170 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
OIL & GAS EXTRACTION (continued)
          1,005   NUVISTA ENERGY LIMITED+                                                                            $         9,061
         41,262   OCCIDENTAL PETROLEUM CORPORATION                                                                         3,016,252
         13,693   OCEANEERING INTERNATIONAL INCORPORATED+                                                                    714,364
          2,300   OGX PETROLEO E GAS PARTICIPACOES SA                                                                      1,267,947
         30,106   OIL & NATURAL GAS CORPORATION LIMITED                                                                      730,992
         37,539   OIL REFINERIES LIMITED+                                                                                     15,777
         42,494   OIL SEARCH LIMITED                                                                                         225,193
          3,636   OILEXCO INCORPORATED+                                                                                           50
          3,853   OMV AG                                                                                                     151,791
          2,891   OPTI CANADA INCORPORATED+                                                                                    4,463
         41,384   ORIGIN ENERGY LIMITED                                                                                      535,510
          3,013   PACIFIC RUBIALES ENERGY CORPORATION+                                                                        34,238
         42,702   PATTERSON-UTI ENERGY INCORPORATED                                                                          567,510
          2,004   PENGROWTH ENERGY TRUST                                                                                      17,207
          4,255   PENN WEST ENERGY TRUST                                                                                      54,842
          1,832   PETROBANK ENERGY & RESOURCES LIMITED+                                                                       67,975
      1,484,000   PETROCHINA COMPANY LIMITED                                                                               1,639,007
          6,542   PETROFAC LIMITED                                                                                            93,561
        158,162   PETROLEO BRASILEIRO SA                                                                                   3,130,176
          2,756   PETROLEUM GEO-SERVICES ASA+                                                                                 21,846
            823   PEYTO ENERGY TRUST                                                                                           7,435
          1,040   PRECISION DRILLING TRUST                                                                                     5,937
          3,164   PREMIER OIL PLC+                                                                                            66,446
         37,814   PRIDE INTERNATIONAL INCORPORATED+                                                                          974,845
          4,172   PROEX ENERGY LIMITED                                                                                        39,522
          4,700   PROSAFE ASA                                                                                                 22,838
          4,255   PROVIDENT ENERGY TRUST                                                                                      22,232
        102,181   PTT AROMATICS & REFINING PCL                                                                                65,196
             91   PTT AROMATICS & REFINING PCL (FOREIGN)                                                                          59
         79,200   PTT EXPLORATION & PRODUCTION PCL                                                                           322,529
         33,200   PTT PCL                                                                                                    238,189
         31,800   PTT PCL (FOREIGN)                                                                                          226,275
         74,647   QUICKSILVER RESOURCES INCORPORATED+<<                                                                      807,681
         38,891   RANGE RESOURCES CORPORATION                                                                              1,881,158
          2,557   REAL RESOURCES INCORPORATED+                                                                                34,335
         20,752   REPSOL YPF SA                                                                                              514,680
          8,115   ROC OIL COMPANY LIMITED+                                                                                     4,595
         74,099   ROYAL DUTCH SHELL PLC CLASS B                                                                            2,019,333
          6,205   SAIPEM SPA                                                                                                 166,080
         89,654   SANDRIDGE ENERGY INCORPORATED+<<                                                                         1,093,779
         37,610   SANTOS LIMITED                                                                                             502,251
         44,700   SAPURACREST PETROLEUM BHD                                                                                   21,325
          6,286   SARAS SPA                                                                                                   21,741
            839   SAVANNA ENERGY SERVICES CORPORATION                                                                          4,522
         82,900   SCHLUMBERGER LIMITED                                                                                     4,658,980
         11,658   SEACOR HOLDINGS INCORPORATED+                                                                              887,524
          6,523   SEAHAWK DRILLING INCORPORATED+<<                                                                           145,396
          9,200   SHOWA SHELL SEKIYU KK                                                                                       96,004
         37,431   SNAM RETE GAS SPA                                                                                          173,863
            834   SOCO INTERNATIONAL+                                                                                         17,827
         23,718   SOUTHWESTERN ENERGY COMPANY+                                                                               874,245
            846   STORM EXPLORATION INCORPORATED+                                                                              9,389
         17,787   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                     324,257
          2,052   SUPERIOR PLUS CORPORATION                                                                                   22,305
         67,936   SURGUTNEFTEGAZ                                                                                             230,982
        196,222   SURGUTNEFTEGAZ ADR<<                                                                                     1,605,096

                   Wells Fargo Advantage Master Portfolios 171


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
OIL & GAS EXTRACTION (continued)
         30,112   SWIFT ENERGY COMPANY+                                                                              $       613,381
         26,300   TALISMAN ENERGY INCORPORATED                                                                               422,818
          2,879   TECHNIP SA                                                                                                 178,034
            501   TESCO CORPORATION+(a)                                                                                        3,859
         13,932   TIDEWATER INCORPORATED                                                                                     601,444
         13,000   TONENGENERAL SEKIYU KK                                                                                     124,342
         56,085   TOTAL SA                                                                                                 3,213,748
         21,754   TRANSOCEAN LIMITED+                                                                                      1,649,823
          1,946   TRICAN WELL SERVICE LIMITED                                                                                 18,025
          2,600   TRINIDAD DRILLING LIMITED                                                                                   13,656
         20,939   TULLOW OIL PLC                                                                                             367,124
         37,749   ULTRA PETROLEUM CORPORATION+<<                                                                           1,752,686
          7,531   UTS ENERGY CORPORATION+                                                                                     12,314
          3,585   VENTURE PRODUCTION PLC                                                                                      49,287
            485   VERMILION ENERGY TRUST                                                                                      12,910
         47,560   WEATHERFORD INTERNATIONAL LIMITED+                                                                         948,822
          1,617   WESTERNZAGROS RESOURCES LIMITED+                                                                             2,747
         12,320   WHITING PETROLEUM CORPORATION+                                                                             598,013
         21,692   WOODSIDE PETROLEUM LIMITED                                                                                 898,371
                                                                                                                          85,002,189
                                                                                                                     ---------------
OIL FIELD SERVICES: 0.01%
          1,823   FUGRO NV                                                                                                    98,136
                                                                                                                     ---------------
OIL SERVICES: 0.00%
            225   SCHOELLER-BLECKMANN OILFIELD EQUIPMENT AG                                                                    9,187
                                                                                                                     ---------------
PAPER & ALLIED PRODUCTS: 0.70%
          1,791   AHLSTROM OYJ                                                                                                23,160
         27,660   BEMIS COMPANY INCORPORATED                                                                                 735,479
         10,000   C C LAND HOLDINGS LIMITED                                                                                    5,084
          4,000   CHUETSU PULP & PAPER COMPANY LIMITED                                                                         9,758
            147   CLEARWATER PAPER CORPORATION+                                                                                6,784
          8,493   COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                                            249,997
          2,817   CORPORATE EXPRESS AUSTRALIA LIMITED                                                                          9,881
          6,000   DAIO PAPER CORPORATION                                                                                      57,324
         37,430   DOMTAR CORPORATION+<<                                                                                    1,326,145
          4,990   DS SMITH PLC                                                                                                 7,384
          5,355   GREIF INCORPORATED CLASS A                                                                                 265,287
          5,000   HOKUETSU PAPER MILLS LIMITED                                                                                27,136
          1,100   HOLMEN AB CLASS B                                                                                           31,215
        186,000   INDAH KIAT PULP AND PAPER CORPORATION TBK PT+                                                               32,661
        109,500   INTERNATIONAL PAPER COMPANY                                                                              2,513,025
         21,216   KIMBERLY-CLARK CORPORATION                                                                               1,282,719
         12,000   LEE & MAN PAPER MANUFACTURING LIMITED                                                                       19,447
            155   MAYR-MELNHOF KARTON AG                                                                                      14,777
         44,400   MEADWESTVACO CORPORATION                                                                                   974,580
         15,000   MITSUBISHI PAPER MILLS LIMITED                                                                              21,118
          8,347   MONDI PLC                                                                                                   39,895
            682   MONDI SWIECIE SA                                                                                            12,885
         57,000   NINE DRAGONS PAPER HOLDINGS LIMITED                                                                         63,027
          5,900   NIPPON PAPER GROUP INCORPORATED                                                                            173,418
            500   NORSKE SKOGINDUSTRIER ASA                                                                                      910
         65,868   OFFICEMAX INCORPORATED                                                                                     744,967
         47,000   OJI PAPER COMPANY LIMITED                                                                                  221,741
         28,280   PACKAGING CORPORATION OF AMERICA                                                                           575,781

                   172 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
PAPER & ALLIED PRODUCTS (continued)
         36,300   PACTIV CORPORATION+                                                                                $       902,055
         16,239   PAPERLINX LIMITED                                                                                            9,470
         12,000   RENGO COMPANY LIMITED                                                                                       74,798
         38,357   SAPPI LIMITED                                                                                              148,902
          1,521   SMURFIT KAPPA GROUP PLC                                                                                     11,971
            558   SOCIETE BIC SA                                                                                              34,278
         27,361   SONOCO PRODUCTS COMPANY                                                                                    709,744
         12,900   STORA ENSO OYJ                                                                                              88,584
          1,000   SVENSKA CELLULOSA AB CLASS A                                                                                12,994
         14,600   SVENSKA CELLULOSA AB CLASS B                                                                               190,334
         78,400   TEMPLE-INLAND INCORPORATED                                                                               1,325,744
         12,576   UPM-KYMMENE OYJ                                                                                            151,084
         42,934   WAUSAU PAPER CORPORATION                                                                                   414,742
         80,580   YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED                                                           24,847
                                                                                                                          13,545,132
                                                                                                                     ---------------
PERSONAL SERVICES: 0.29%
         36,600   CINTAS CORPORATION                                                                                       1,004,304
         93,111   H & R BLOCK INCORPORATED                                                                                 1,608,958
          3,350   PANTALOON RETAIL INDIA LIMITED                                                                              21,537
         47,385   REGIS CORPORATION                                                                                          766,689
         70,363   SALLY BEAUTY HOLDINGS INCORPORATED+<<                                                                      500,281
        218,843   SERVICE CORPORATION INTERNATIONAL US                                                                     1,549,408
            400   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                  10,972
          9,146   WORLEYPARSONS LIMITED                                                                                      220,079
                                                                                                                           5,682,228
                                                                                                                     ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.47%
         59,238   POLISH OIL & GAS                                                                                            80,210
         57,588   ASHLAND INCORPORATED                                                                                     2,112,328
          5,728   CALTEX AUSTRALIA LIMITED                                                                                    59,887
        103,723   CHEVRON CORPORATION                                                                                      7,254,387
         96,000   CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                                         120,272
        712,000   CNOOC LIMITED                                                                                              935,192
            689   COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+<<                                                            14,793
         66,403   CONOCOPHILLIPS                                                                                           2,990,127
         64,329   ENI SPA                                                                                                  1,525,363
            890   ERG SPA                                                                                                     12,683
        255,731   EXXON MOBIL CORPORATION                                                                                 17,683,799
        157,590   FORMOSA PETROCHEMICAL CORPORATION                                                                          374,388
         63,636   FRONTIER OIL CORPORATION                                                                                   816,450
         20,123   HESS CORPORATION                                                                                         1,018,023
         12,470   HINDUSTAN PETROLEUM CORPORATION LIMITED                                                                     90,463
         25,836   HOLLY CORPORATION                                                                                          590,094
          6,900   IMPERIAL OIL LIMITED                                                                                       248,142
             44   INPEX HOLDINGS INCORPORATED                                                                                359,377
            564   INTEROIL CORPORATION+                                                                                       17,376
         36,261   MARATHON OIL CORPORATION                                                                                 1,119,369
            681   MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                                     9,490
         12,933   MURPHY OIL CORPORATION                                                                                     737,181
         10,180   PETROL OFISI+                                                                                               48,860
        113,000   PETRON CORPORATION                                                                                          13,200
         45,300   PETRONAS DAGANGAN BHD                                                                                      110,886
          1,567   PETROPLUS HOLDINGS AG+                                                                                      38,446
         22,733   POLSKI KONCERN NAFTOWY ORLEN SA                                                                            232,249

                   Wells Fargo Advantage Master Portfolios 173


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
          1,096   PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA                                                       $        8,628
         69,185   RELIANCE PETROLEUM LIMITED+                                                                               176,275
         95,743   ROYAL DUTCH SHELL PLC CLASS A                                                                           2,656,630
          5,636   S-OIL CORPORATION                                                                                         259,484
          3,340   SBM OFFSHORE NV                                                                                            69,431
          6,448   SEADRILL LIMITED                                                                                          114,653
         14,200   SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                            42,743
          3,247   SK CORPORATION                                                                                            272,988
          6,192   SK ENERGY COMPANY LIMITED                                                                                 498,275
         27,975   STATOIL ASA                                                                                               609,470
         41,028   SUNCOR ENERGY INCORPORATED                                                                              1,255,106
         32,474   SUNOCO INCORPORATED                                                                                       873,551
         38,212   TESORO CORPORATION                                                                                        538,025
         37,200   THAI OIL PCL                                                                                               44,299
         23,000   TOHO GAS COMPANY LIMITED                                                                                  106,781
          8,998   TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                     134,961
         28,551   VALERO ENERGY CORPORATION                                                                                 535,046
         18,277   WORLD FUEL SERVICES CORPORATION<<                                                                         821,368
                                                                                                                         47,630,749
                                                                                                                     --------------
PHARMACEUTICALS: 0.07%
         26,668   AUXILIUM PHARMACEUTICALS INCORPORATED+<<                                                                  767,772
          1,037   LABORATORIOS ALMIRALL SA                                                                                   12,339
         36,721   SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                                   510,055
                                                                                                                          1,290,166
                                                                                                                     --------------
PIPELINES: 0.03%
         17,611   APA GROUP                                                                                                  43,761
         64,000   CHINA GAS HOLDINGS LIMITED                                                                                 17,341
         21,707   IBERDROLA RENOVABLES                                                                                       99,582
          1,032   PEMBINA PIPELINE                                                                                           14,574
         16,100   TRANSCANADA CORPORATION                                                                                   479,434
                                                                                                                            654,692
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 1.33%
          4,000   AICHI STEEL CORPORATION                                                                                    17,109
         67,431   AK STEEL HOLDING CORPORATION                                                                            1,370,198
         49,665   ALCOA INCORPORATED                                                                                        598,463
         25,240   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                     766,539
        294,000   ALUMINUM CORPORATION OF CHINA LIMITED                                                                     311,812
         17,505   AQUARIUS PLATINUM LIMITED                                                                                  74,862
         31,298   ASHOK LEYLAND LIMITED                                                                                      25,096
            773   BOSCH LIMITED                                                                                              62,787
          6,717   CAP SA                                                                                                    160,541
        774,799   CHINA STEEL CORPORATION                                                                                   703,796
          2,600   CHUBU STEEL PLATE COMPANY LIMITED                                                                          20,817
         66,203   CHUNG HUNG STEEL CORPORATION                                                                               24,939
         31,039   CIA SIDERURGICA NACIONAL SA                                                                               808,625
         50,230   COMMSCOPE INCORPORATED+                                                                                 1,354,201
         27,800   CURTISS-WRIGHT CORPORATION                                                                                905,446
          3,623   DONGKUK STEEL MILL COMPANY LIMITED                                                                         84,708
            164   EL EZZ ALDEKHELA STEEL ALEXANDRIA                                                                          22,854
         15,612   EL EZZ STEEL COMPANY                                                                                       42,342
         45,649   EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                     181,062
          5,350   EXXARO RESOURCES LIMITED                                                                                   63,544

                   174 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
PRIMARY METAL INDUSTRIES (continued)
         38,690   FENG HSIN IRON & STEEL COMPANY                                                                     $       61,003
         31,925   GENERAL CABLE CORPORATION+                                                                              1,126,314
          3,268   GERDAU AMERISTEEL CORPORATION                                                                              23,732
         30,862   GERDAU SA                                                                                                 277,229
          7,000   GODO STEEL LIMITED                                                                                         17,152
          1,593   HIGHVELD STEEL AND VANADIUM CORPORATION LIMITED                                                            15,562
          8,000   HITACHI METALS LIMITED                                                                                     81,505
         12,423   HUBBELL INCORPORATED CLASS B                                                                              477,913
          4,269   HYUNDAI STEEL COMPANY                                                                                     271,064
         27,100   JFE HOLDINGS INCORPORATED                                                                                 946,534
         76,899   JSC MMC NORILSK NICKEL ADR                                                                                810,515
          9,233   JSW STEEL LIMITED                                                                                         130,321
         13,307   KAISER ALUMINUM CORPORATION                                                                               430,215
         24,000   KURIMOTO LIMITED                                                                                           25,793
            700   KYOEI STEEL LIMITED                                                                                        16,701
            903   LINDAB INTERNATIONAL AB                                                                                     8,689
          3,600   MARUICHI STEEL TUBE LIMITED                                                                                75,134
         19,011   MATTHEWS INTERNATIONAL CORPORATION                                                                        662,343
         65,000   MIDAS HOLDINGS LIMITED                                                                                     38,343
         10,000   MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                             23,213
         12,936   MITTAL STEEL SOUTH AFRICA LIMITED                                                                         194,219
         32,267   MUELLER INDUSTRIES INCORPORATED                                                                           780,539
          1,152   MYTILINEOS HOLDINGS SA                                                                                      9,628
         14,000   NAKAYAMA STEEL WORKS LIMITED                                                                               29,790
      5,418,300   NAKORNTHAI STRIP MILL PCL+                                                                                 30,270
         19,000   NIPPON METAL INDUSTRY COMPANY LIMITED                                                                      42,268
        299,000   NIPPON STEEL CORPORATION                                                                                1,172,864
          4,500   NIPPON YAKIN KOGYO COMPANY LIMITED                                                                         26,308
         21,000   NSK LIMITED                                                                                               137,442
         19,800   NUCOR CORPORATION                                                                                         881,892
         51,723   ONESTEEL LIMITED                                                                                          142,078
         33,800   PARKSON HOLDINGS BHD                                                                                       51,158
         39,075   POLIMEX MOSTOSTAL SA                                                                                       58,787
          5,025   POSCO                                                                                                   1,856,864
          9,497   PRECISION CASTPARTS CORPORATION                                                                           866,886
          2,052   RAUTARUUKKI OYJ                                                                                            47,892
         12,684   RTI INTERNATIONAL METALS INCORPORATED+                                                                    243,786
          9,000   SANYO SPECIAL STEEL COMPANY LIMITED                                                                        36,561
         13,525   SCHNITZER STEEL INDUSTRY                                                                                  730,485
        126,000   SHOUGANG CONCORD INTERNATIONAL ENTERPRISES COMPANY LIMITED                                                 22,435
         83,114   STEEL AUTHORITY OF INDIA LIMITED                                                                          276,876
         56,415   STEEL DYNAMICS INCORPORATED                                                                               933,668
         33,792   TATA STEEL LIMITED                                                                                        293,625
         12,655   TENARIS SA                                                                                                184,689
          8,590   THYSSENKRUPP AG                                                                                           291,859
            684   TIMMINCO LIMITED+                                                                                             775
         27,229   TITANIUM METALS CORPORATION<<                                                                             223,822
          6,000   TOHO ZINC COMPANY LIMITED                                                                                  29,404
          1,800   TOPRE CORPORATION                                                                                          16,907
          9,000   TOPY INDUSTRIES LIMITED                                                                                    22,536
         57,680   TUNG HO STEEL ENTERPRISE CORPORATION                                                                       58,878
         38,488   UNITED STATES STEEL CORPORATION<<                                                                       1,685,005
         10,094   USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                    238,813
          7,024   WELSPUN-GUJARAT STAHL LIMITED                                                                              33,721
         55,811   WORTHINGTON INDUSTRIES<<                                                                                  735,031
          2,500   YAMATO KOGYO COMPANY LIMITED                                                                               74,691

                   Wells Fargo Advantage Master Portfolios 175


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
PRIMARY METAL INDUSTRIES (continued)
          6,000   YODOGAWA STEEL WORKS LIMITED                                                                       $       27,018
            600   YUSHIRO CHEMICAL INDUSTRY COMPANY LIMITED                                                                   9,601
                                                                                                                         25,618,087
                                                                                                                     --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.73%
          6,597   AGGREKO PLC                                                                                                71,311
        160,792   CBS CORPORATION CLASS B                                                                                 1,664,197
          5,850   COMPAGNIE INDUSTRIALI RIUNITE                                                                              12,010
         31,000   DAI NIPPON PRINTING COMPANY LIMITED                                                                       452,757
          1,978   DE LA RUE PLC                                                                                              28,063
        199,418   GANNETT COMPANY INCORPORATED<<                                                                          1,722,972
         32,079   HARTE HANKS INCORPORATED                                                                                  418,310
         29,330   HAYS PLC                                                                                                   49,610
            783   HEIDELBERGER DRUCKMASCHINEN AG                                                                              6,847
          4,209   INTERTEK GROUP PLC                                                                                         82,841
         29,983   JOHN WILEY & SONS INCORPORATED                                                                            961,555
          2,905   JOHNSTON PRESS PLC                                                                                          1,797
            600   KADOKAWA GROUP HOLDINGS INCORPORATED                                                                       13,799
          4,000   KOMORI CORPORATION                                                                                         47,458
         31,393   MEREDITH CORPORATION                                                                                      868,958
         61,505   MSCI INCORPORATED+                                                                                      1,809,477
         21,839   NASPERS LIMITED                                                                                           714,445
        106,268   NEW YORK TIMES COMPANY CLASS A<<                                                                          808,699
          2,000   NICHII GAKKAN COMPANY                                                                                      23,127
          1,600   NISSHA PRINTING COMPANY LIMITED                                                                            84,428
          3,471   PAGESJAUNES SA                                                                                             38,744
         20,779   PEARSON PLC                                                                                               254,380
          1,137   PROMOTORA DE INFORMACIONES SA                                                                               6,830
         18,608   PUBLISHING & BROADCASTING LIMITED                                                                          50,171
            541   QUEBECOR INCORPORATED                                                                                      12,196
          2,518   RANDSTAD HOLDINGS NV                                                                                      104,053
         56,400   RR DONNELLEY & SONS COMPANY                                                                             1,006,176
            960   SCHIBSTED ASA                                                                                              13,720
         12,654   SERCO GROUP PLC                                                                                            96,470
          7,526   SEVEN NETWORK LIMITED                                                                                      40,519
         83,000   SINGAPORE PRESS HOLDINGS LIMITED                                                                          210,819
         33,600   STAR PUBLICATIONS LIMITED                                                                                  31,296
            503   TELEGRAAF MEDIA GROEP NV                                                                                    9,360
          4,800   THOMSON CORPORATION                                                                                       153,153
         30,000   TOPPAN PRINTING COMPANY LIMITED                                                                           296,292
          1,036   TORSTAR CORPORATION                                                                                         6,066
          1,052   TRANSCONTINENTAL INCORPORATED                                                                               9,129
         24,556   VISTAPRINT LIMITED+<<                                                                                   1,017,601
          1,458   WASHINGTON POST COMPANY CLASS B                                                                           633,297
          8,902   WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                                 50,411
          7,423   WOLTERS KLUWER NV                                                                                         146,962
          5,714   YELLOW PAGES INCOME FUND                                                                                   26,410
                                                                                                                         14,056,716
                                                                                                                     --------------
RAILROAD TRANSPORTATION: 0.41%
         78,069   ALL AMERICA LATINA LOGISTICA                                                                               90,715
         12,400   CANADIAN NATIONAL RAILWAY COMPANY                                                                         599,414
          4,400   CANADIAN PACIFIC RAILWAY LIMITED                                                                          210,686
             89   CENTRAL JAPAN RAILWAY COMPANY                                                                             601,623
        308,000   CHINA RAILWAY GROUP LIMITED CLASS H+                                                                      265,858

                   176 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
RAILROAD TRANSPORTATION (continued)
         19,000   EAST JAPAN RAILWAY COMPANY                                                                         $    1,241,483
         22,268   GENESEE & WYOMING INCORPORATED+<<                                                                         698,770
          6,769   GROUPE EUROTUNNEL SA                                                                                       41,708
         60,000   HANKYU HANSHIN HOLDINGS INCORPORATED                                                                      287,587
         21,928   KANSAS CITY SOUTHERN+<<                                                                                   524,079
         27,000   KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                                   119,549
         23,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                           190,575
         27,000   KEIO CORPORATION                                                                                          182,515
         15,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                   104,944
         80,000   KINTETSU CORPORATION                                                                                      346,480
         60,750   MTR CORPORATION LIMITED                                                                                   204,187
         42,000   NAGOYA RAILROAD COMPANY LIMITED                                                                           143,987
         24,000   NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                                   106,008
         19,000   NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                      75,959
         18,700   NORFOLK SOUTHERN CORPORATION                                                                              857,769
         28,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                   251,564
         17,000   SAGAMI RAILWAY COMPANY LIMITED                                                                             73,262
         41,000   TOBU RAILWAY COMPANY LIMITED                                                                              257,765
        129,250   WAN HAI LINES LIMITED                                                                                      64,200
             94   WEST JAPAN RAILWAY COMPANY                                                                                325,287
                                                                                                                          7,865,974
                                                                                                                     --------------
REAL ESTATE: 1.14%
            433   AAREAL BANK AG                                                                                              8,889
         17,969   ABACUS PROPERTY GROUP                                                                                       5,467
          3,600   AEON MALL COMPANY LIMITED                                                                                  84,922
         66,000   AGILE PROPERTY HOLDINGS LIMITED                                                                            75,023
         18,000   ALLGREEN PROPERTIES LIMITED                                                                                14,615
        101,453   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                       1,234,684
         17,000   ASCENDAS INDIA TRUST                                                                                        9,851
          4,470   ATRIUM EUROPEAN REAL ESTATE LIMITED+                                                                       28,068
          1,011   ATRIUM LJUNGBERG AB                                                                                         9,267
         10,515   AUSTRALAND PROPERTY GROUP                                                                                   4,755
         17,805   BABCOCK & BROWN JAPAN PROPERTY TRUST                                                                        6,621
            355   BEFIMMO SCA SICAFI                                                                                         33,067
         23,222   BRITISH LAND COMPANY PLC                                                                                  183,353
         40,600   BROOKFIELD PROPERTIES CORPORATION                                                                         446,517
         51,700   BROOKFIELD PROPERTIES CORPORATION                                                                         567,149
          2,000   BUKIT SEMBAWANG ESTATES LIMITED                                                                             5,843
          5,609   BUNNINGS WAREHOUSE PROPERTY TRUST                                                                           8,130
          1,016   CA IMMOBILIEN ANLAGEN AG+                                                                                  12,585
         54,000   CAPITACOMMERICAL TRUST                                                                                     33,353
        116,500   CAPITALAND LIMITED                                                                                        299,951
          3,300   CASTELLUM AB                                                                                               30,944
        102,000   CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                             37,495
         13,000   CDL HOSPITALITY TRUSTS                                                                                     12,721
         53,000   CENTRAL PATTANA PCL                                                                                        32,570
         24,714   CENTRO PROPERTIES GROUP                                                                                     3,551
         35,798   CENTRO RETAIL GROUP                                                                                         3,782
         65,720   CFS RETAIL PROPERTY TRUST                                                                                 105,539
         76,589   CHAMPION REIT                                                                                              28,262
          6,484   CHARTER HALL GROUP                                                                                          2,905
         69,000   CHEUNG KONG HOLDINGS LIMITED                                                                              818,604
        190,480   CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                                  387,328
         82,000   CHINA RESOURCES LAND LIMITED                                                                              171,608
             80   CHINA VANKE COMPANY LIMITED CLASS B                                                                            93

                   Wells Fargo Advantage Master Portfolios 177


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
REAL ESTATE (continued)
         43,696   CHINESE ESTATES HOLDINGS LIMITED                                                                   $        80,396
         20,000   CITY DEVELOPMENTS LIMITED                                                                                  137,965
          3,570   CITYCON OYJ                                                                                                 12,744
         73,698   COMMONWEALTH PROPERTY OFFICE FUND                                                                           55,749
          1,137   CONWERT IMMOBILIEN INVEST SE+                                                                               13,937
        241,184   COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                                     98,957
         19,063   CROMWELL GROUP                                                                                               9,909
              5   DA OFFICE INVESTMENT CORPORATION                                                                            15,846
          5,400   DAIBIRU CORPORATION                                                                                         48,748
          7,000   DAIKYO INCORPORATED                                                                                         18,205
          4,100   DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                   195,637
        225,657   DB RREEF TRUST                                                                                             142,091
          2,531   DERWENT VALLEY HOLDINGS PLC                                                                                 47,384
         58,654   DLF LIMITED                                                                                                509,536
         11,760   ECHO INVESTMENT                                                                                             20,202
            665   EUROCOMMERCIAL PROPERTIES NV                                                                                26,389
          2,000   FABEGE AB                                                                                                   11,014
         38,950   FAR EAST CONSORTIUM                                                                                          9,297
         20,000   FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                                   35,484
            681   FIRST CAPITAL REALTY INCORPORATED                                                                           11,900
          9,279   FKP PROPERTY GROUP                                                                                           5,725
            516   FONCIERE DES REGIONS                                                                                        54,001
         21,557   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                                   311,283
        138,000   FRANSHION PROPERTIES CHINA LIMITED                                                                          38,816
              7   FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                                 49,952
             68   GAZIT AMERICA INCORPORATED+                                                                                    280
          4,376   GAZIT GLOBE LIMITED                                                                                         35,377
            481   GECINA SA                                                                                                   47,704
        158,600   GENTING INTERNATIONAL PLC+                                                                                 111,167
              4   GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                               29,790
            750   GOLDCREST COMPANY LIMITED                                                                                   21,964
        273,900   GOLDEN LAND PROPERTY PCL+                                                                                   25,932
        430,098   GPT GROUP                                                                                                  223,564
         10,514   GREAT EAGLE HOLDINGS LIMITED                                                                                22,628
          7,106   GREAT PORTLAND ESTATES PLC                                                                                  30,656
         12,000   GREENTOWN CHINA HOLDINGS LIMITED                                                                            14,322
         78,800   GUANGZHOU R&F PROPERTIES                                                                                   128,716
         14,666   GUOCOLAND LIMITED                                                                                           21,272
         30,401   HAMMERSON PLC                                                                                              200,393
         40,000   HANG LUNG GROUP LIMITED                                                                                    184,247
         87,000   HANG LUNG PROPERTIES LIMITED                                                                               271,087
         31,401   HATTERAS FINANCIAL CORPORATION<<                                                                           938,576
          6,500   HEIWA REAL ESTATE COMPANY LIMITED                                                                           22,703
            945   HELIOPOLIS HOUSING                                                                                           6,653
         18,000   HENDERSON INVESTMENTS LIMITED                                                                                1,486
         48,762   HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                                 286,578
         56,000   HONGKONG LAND HOLDINGS LIMITED                                                                             227,920
         30,000   HOPEWELL HOLDINGS                                                                                           90,769
         26,000   HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                         38,243
          6,000   HOTEL PROPERTIES LIMITED                                                                                     8,578
         14,560   HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED                                                                94,651
         26,769   HYSAN DEVELOPMENT COMPANY LIMITED                                                                           62,791
            431   ICADE                                                                                                       40,163
         56,200   IGB CORPORATION BHD                                                                                         28,886
          6,108   IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                             31,261

                   178 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
REAL ESTATE (continued)
          6,839   IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                                   $        21,668
         12,510   INDIABULLS REAL ESTATE LIMITED                                                                              70,435
         43,055   ING INDUSTRIAL FUND                                                                                         18,377
         63,600   ING OFFICE FUND                                                                                             29,296
         24,150   ING PROPERTY TRUST                                                                                          12,761
            855   IRSA INVERSIONES Y REPRESENTACIONES SA ADR<<                                                                 5,335
          1,008   IVG IMMOBILIEN AG                                                                                            7,558
              6   JAPAN EXCELLENT INCORPORATED                                                                                29,275
              6   JAPAN LOGISTICS FUND INCORPORATED                                                                           40,946
         35,871   JONES LANG LASALLE INCORPORATED                                                                          1,667,568
              6   KENEDIX REALTY INVESTMENT                                                                                   22,504
         19,592   KEPPEL LAND LIMITED                                                                                         34,807
         26,053   KERRY PROPERTIES LIMITED                                                                                   123,366
         22,928   KIWI INCOME PROPERTY TRUST                                                                                  16,364
          2,118   KLEPIERRE                                                                                                   79,599
         12,000   KOWLOON DEVELOPMENT COMPANY LIMITED                                                                         12,232
          3,102   KUNGSLEDEN                                                                                                  21,614
         18,000   KWG PROPERTY HOLDING LIMITED                                                                                10,567
         20,406   LAND SECURITIES GROUP PLC                                                                                  205,133
         18,496   LEND LEASE CORPORATION LIMITED                                                                             147,418
          5,700   LEOPALACE21 CORPORATION                                                                                     51,579
         13,803   LIBERTY INTERNATIONAL PLC                                                                                  117,748
        992,500   LIPPO KARAWACI TBK PT                                                                                       63,016
            350   LUNDBERGFORETAGEN AB                                                                                        15,857
        132,974   MACQUAIRE OFFICE TRUST                                                                                      30,345
         64,198   MACQUARIE COUNTRYWIDE TRUST                                                                                 34,184
         23,226   MACQUARIE DDR TRUST                                                                                          1,747
        103,519   MACQUARIE GOODMAN GROUP                                                                                     54,247
         71,000   MAPLETREE LOGISTICS TRUST                                                                                   32,520
        257,000   MEGAWORLD CORPORATION                                                                                        8,532
            149   METROVACESA SA                                                                                               5,304
            700   MI DEVELOPMENTS INCORPORATED                                                                                 9,374
              5   MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                               11,091
         24,000   MIDLAND HOLDINGS LIMITED                                                                                    17,310
          9,000   MIRAMAR HOTEL & INVESTMENT                                                                                   8,918
        114,422   MIRVAC GROUP                                                                                               143,130
         17,147   MIRVAC REAL ESTATE INVESTMENT TRUST                                                                          8,406
         65,189   MITSUBISHI ESTATE COMPANY LIMITED                                                                        1,080,995
         41,000   MITSUI FUDOSAN COMPANY LIMITED                                                                             774,616
         35,000   NEO-CHINA GROUP HOLDINGS LIMITED(a)                                                                         22,354
              4   NEW CITY RESIDENCE INVESTMENT CORPORATION(a)                                                                     0
         31,600   NEW WORLD CHINA LAND LIMITED                                                                                15,045
            429   NEXITY SA                                                                                                   16,197
              9   NIPPON COMMERCIAL INVESTMENT CORPORATION                                                                    16,172
              9   NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                                   22,440
          3,800   NOMURA REAL ESTATE HOLDING INCORPORATED                                                                     66,566
             40   NTT URBAN DEVELOPMENT CORPORATION                                                                           39,549
             12   ORIX JREIT INCORPORATED                                                                                     62,418
         46,927   PHH CORPORATION+<<                                                                                         997,668
              4   PREMIER INVESTMENT COMPANY                                                                                  16,851
          1,125   PSP SWISS PROPERTY AG                                                                                       61,780
          1,431   QUINTAIN ESTATES & DEVELOPMENT PLC                                                                           4,153
         28,000   RUENTEX DEVELOPMENT COMPANY LIMITED                                                                         22,712
          2,158   SACYR VALLEHERMOSO SA                                                                                       35,981
          1,600   SANKEI BUILDING COMPANY LIMITED THE                                                                         12,415

                   Wells Fargo Advantage Master Portfolios 179


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
REAL ESTATE (continued)
         15,147   SEGRO PLC                                                                                          $        88,670
          3,313   SHAFTESBURY PLC                                                                                             20,443
         78,000   SHENZHEN INVESTMENT LIMITED                                                                                 28,078
         51,000   SHIMAO PROPERTY HOLDING LIMITED                                                                             75,936
          1,300   SHOEI                                                                                                       10,478
         86,900   SHUI ON LAND LIMITED                                                                                        48,101
         60,000   SHUN TAK HOLDINGS LIMITED                                                                                   40,023
            241   SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE                                           29,091
          4,000   SINGAPORE LAND LIMITED                                                                                      14,352
         83,193   SINO LAND COMPANY                                                                                          142,118
        454,563   SM PRIME HOLDINGS INCORPORATED                                                                              97,816
         81,000   SOHO CHINA LIMITED                                                                                          43,058
         58,850   SP SETIA BHD                                                                                                74,868
         68,132   STEWART ENTERPRISES INCORPORATED                                                                           361,781
        103,465   STOCKLAND                                                                                                  330,556
            360   SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                                  15,514
         22,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                              463,170
         65,000   SUN HUNG KAI PROPERTIES LIMITED                                                                            879,755
          5,777   SUNLAND GROUP LIMITED                                                                                        3,491
            600   SURUGA CORPORATION(a)                                                                                            0
            525   SWISS PRIME SITE AG+                                                                                        25,484
         52,507   TALAAT MOUSTAFA GROUP+                                                                                      60,421
         23,044   THE ST. JOE COMPANY+<<                                                                                     755,843
         23,399   TIAN AN CHINA INVESTMENT                                                                                    12,740
         11,023   TISHMAN SPEYER OFFICE FUND                                                                                   3,214
          4,500   TOC COMPANY LIMITED                                                                                         21,569
         21,000   TOKYU LAND CORPORATION                                                                                      98,399
          2,113   UNIBAIL                                                                                                    417,880
         40,000   UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                                   51,077
         24,000   UNITED OVERSEAS LAND LIMITED                                                                                57,129
              8   UNITED URBAN INVESTMENT CORPORATION                                                                         44,621
         52,951   VALAD PROPERTY GROUP                                                                                         5,594
            405   VASTNED RETAIL NV                                                                                           24,589
         99,116   WESTFIELD GROUP                                                                                          1,060,565
         40,000   WHEELOCK & COMPANY                                                                                         107,607
         10,000   WHEELOCK PROPERTIES (SINGAPORE) LIMITED                                                                     12,561
         20,000   WHEELOCK PROPERTIES LIMITED                                                                                 12,386
          7,000   WING TAI HOLDINGS LIMITED                                                                                    8,453
                                                                                                                          21,922,510
                                                                                                                     ---------------
REAL ESTATE DEVELOPING & MANAGEMENT: 0.00%
         18,718   AMP NZ OFFICE TRUST                                                                                         10,276
              7   ATHRIS HOLDING AG+                                                                                           6,545
            703   DEUTSCHE EUROSHOP AG                                                                                        22,555
                                                                                                                              39,376
                                                                                                                     ---------------
REAL ESTATE HOLDING COMPANY: 0.00%
         43,250   UEM LAND HOLDINGS BHD+                                                                                      19,774
                                                                                                                     ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.37%
         41,000   ASCENDAS REIT                                                                                               46,948
        107,265   BRANDYWINE REALTY TRUST<<                                                                                1,138,082
            341   CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                        5,102
         83,636   CAPITAMALL TRUST                                                                                            94,609
            234   COFINIMMO SA                                                                                                30,997
          1,873   CORIO NV                                                                                                   114,535

                   180 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
         14,762   FEDERAL REALTY INVESTMENT TRUST<<                                                                  $       920,706
              3   FUKUOKA REIT CORPORATION                                                                                    15,927
              3   HANKYU REIT INCORPORATED                                                                                    13,928
         51,042   HEALTHCARE REALTY TRUST INCORPORATED                                                                     1,105,059
             27   JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                   64,562
             21   JAPAN REAL ESTATE INVESTMENT CORPORATION                                                                   171,069
             16   JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                    85,287
         13,000   K-REIT ASIA                                                                                                  9,744
         69,910   LEXINGTON CORPORATE PROPERTIES TRUST                                                                       325,781
         46,000   MACQUARIE MEAG PRIME REIT                                                                                   17,398
              5   MORI HILLS REIT INVESTMENT CORPORATION                                                                      19,183
              6   MORI TRUST SOGO REIT INCORPORATED                                                                           48,361
             26   NIPPON BUILDING FUND INCORPORATED                                                                          229,124
             14   NOMURA REAL ESTATE OFFICE FUND                                                                              97,045
          2,439   RIOCAN REIT                                                                                                 37,540
        104,170   SENIOR HOUSING PROPERTIES TRUST                                                                          2,089,650
         61,000   SUNTEC REIT                                                                                                 42,333
        104,779   THE LINK REIT                                                                                              230,906
              7   TOKYU REIT INCORPORATED                                                                                     39,570
              7   TOP REIT INCORPORATED                                                                                       29,113
            443   WERELDHAVE NV                                                                                               43,434
                                                                                                                           7,065,993
                                                                                                                     ---------------
RENTAL AUTO/EQUIPMENT: 0.02%
         44,376   UNITED RENTALS INCORPORATED+                                                                               407,815
                                                                                                                     ---------------
RETAIL: 0.09%
          1,764   JUMBO SA                                                                                                    18,967
         73,766   SIGNET JEWELERS LIMITED<<                                                                                1,787,350
                                                                                                                           1,806,317
                                                                                                                     ---------------
RETAIL DEPARTMENT STORES: 0.06%
          3,200   EDION CORPORATION                                                                                           27,375
         40,501   MEN'S WEARHOUSE INCORPORATED<<                                                                           1,053,026
         65,000   PARKSON RETAIL GROUP LIMITED                                                                                94,769
        188,400   ROBINSON DEPARTMENT STORE PCL                                                                               56,503
                                                                                                                           1,231,673
                                                                                                                     ---------------
RETAIL-GROCERY: 0.00%
          4,153   SUPER-SOL LIMITED                                                                                           16,568
                                                                                                                     ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.38%
         19,933   A SCHULMAN INCORPORATED                                                                                    400,454
          8,000   ACHILLES CORPORATION                                                                                        13,498
         57,327   AMCOR LIMITED                                                                                              279,573
          5,775   ANSELL LIMITED                                                                                              47,102
          3,000   BANDO CHEMICAL INDUSTRIES LIMITED                                                                            9,704
          7,323   BRIDGESTONE CORPORATION<<                                                                                  269,120
        107,028   CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                                 204,194
          3,890   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                    292,723
         49,230   COOPER TIRE & RUBBER COMPANY                                                                               703,004
         66,081   GOODYEAR TIRE & RUBBER COMPANY+                                                                          1,089,676
          7,920   HANKOOK TIRE COMPANY LIMITED                                                                               140,783
            320   HEXPOL AB+                                                                                                   2,248
         76,113   JARDEN CORPORATION+                                                                                      1,853,352
          6,000   KUREHA CORPORATION                                                                                          36,432

                   Wells Fargo Advantage Master Portfolios 181


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
          3,000   MITSUBOSHI BELTING COMPANY LIMITED                                                                 $       12,896
         33,771   NAN KANG RUBBER TIRE COMPANY LIMITED                                                                       31,907
          4,000   NIPPON VALQUA INDUSTRIES LIMITED                                                                            8,898
            900   NITTA CORPORATION                                                                                          14,383
          4,000   OKAMOTO INDUSTRIES INCORPORATED                                                                            15,390
         43,500   SEALED AIR CORPORATION                                                                                    822,585
          1,000   TENMA CORPORATION                                                                                          12,574
          1,200   TOKAI RUBBER INDUSTRIES INCORPORATED                                                                       14,831
          9,000   TOYO TIRE & RUBBER COMPANY LIMITED                                                                         21,376
         36,000   TSRC CORPORATION                                                                                           41,396
            700   UPONOR OYJ                                                                                                 11,771
         20,463   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                 822,408
         15,000   YOKOHAMA RUBBER COMPANY LIMITED                                                                            78,184
                                                                                                                          7,250,462
                                                                                                                     --------------
SCHOOLS: 0.00%
          9,288   ABC LEARNING CENTRES LIMITED(a)                                                                                 0
         64,340   RAFFLES EDUCATION CORPORATION LIMITED                                                                      23,888
                                                                                                                             23,888
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.75%
         14,619   ABERDEEN ASSET MANAGEMENT PLC                                                                              32,747
          2,180   AGF MANAGEMENT LIMITED                                                                                     29,372
         70,208   AMERIPRISE FINANCIAL INCORPORATED                                                                       2,108,346
          3,442   AZIMUT HOLDING SPA                                                                                         39,698
          1,507   BLACKROCK INCORPORATED NEW YORK SHARES                                                                    300,752
        143,889   BMF BOVESPA SA                                                                                            888,666
         20,100   BURSA MALAYSIA BHD                                                                                         44,521
          4,962   CABCHARGE AUSTRALIA LIMITED                                                                                24,744
        112,990   CAPITAL SECURITIES CORPORATION                                                                             47,027
         64,190   CHARLES SCHWAB CORPORATION                                                                              1,159,271
          4,565   CME GROUP INCORPORATED                                                                                  1,328,598
         17,974   CRITERIA CAIXACORP SA                                                                                      90,187
         14,870   DAEWOO SECURITIES COMPANY LIMITED                                                                         273,254
          5,096   DEUTSCHE BOERSE AG                                                                                        389,027
          1,056   DUNDEE CORPORATION CLASS A                                                                                  9,926
          5,124   F&C ASSET MANAGEMENT PLC                                                                                    6,340
         28,306   FEDERATED INVESTORS INCORPORATED CLASS B                                                                  743,033
         11,040   FRANKLIN RESOURCES INCORPORATED                                                                         1,030,363
        637,960   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                  394,407
         21,943   GOLDMAN SACHS GROUP INCORPORATED                                                                        3,630,689
          2,800   GREENHILL & COMPANY INCORPORATED                                                                          221,760
         62,362   GRUPO FINANCIERO BANORTE SA DE CV                                                                         183,944
         97,032   GRUPO FINANCIERO INBURSA SA DE CV                                                                         260,341
          5,000   GUOCO GROUP LIMITED                                                                                        47,900
            820   HELLENIC EXCHANGES SA HOLDING                                                                               9,875
         10,217   HYUNDAI SECURITIES COMPANY                                                                                136,619
          1,500   ICHIYOSHI SECURITIES COMPANY LIMITED                                                                       10,623
          2,900   IGM FINANCIAL INCORPORATED                                                                                108,344
          8,280   INDIA INFOLINE LIMITED                                                                                     23,021
         17,948   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                 1,683,522
          1,769   INTERMEDIATE CAPITAL GROUP PLC                                                                              8,640
        113,182   INVESCO LIMITED                                                                                         2,348,527
         14,209   INVESTEC LIMITED                                                                                          106,538
         26,820   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                 660,845

                   182 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
          1,000   IWAI SECURITIES COMPANY LIMITED                                                                    $        9,124
          3,500   JAPAN SECURITIES FINANCE COMPANY LIMITED                                                                   28,549
         12,000   KIM ENG HOLDINGS LIMITED                                                                                   17,405
         86,600   KIM ENG SECURITIES THAILAND PCL                                                                            33,102
          5,803   KINNEVIK INVESTMENT AB                                                                                     78,667
         46,736   LAZARD LIMITED                                                                                          1,816,628
         43,100   LEGG MASON INCORPORATED<<                                                                               1,239,556
         48,561   MACQUARIE AIRPORTS GROUP                                                                                  105,072
          2,000   MARUSAN SECURITIES COMPANY LIMITED                                                                         13,799
         61,000   MASTERLINK SECURITIES CORPORATION                                                                          20,385
         84,504   MF GLOBAL LIMITED+<<                                                                                      604,204
          1,864   MIRAE ASSET SECURITIES COMPANY LIMITED                                                                    108,953
          3,000   MITO SECURITIES COMPANY LIMITED                                                                             8,254
         12,000   MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                                14,186
         61,852   MORGAN STANLEY                                                                                          1,791,234
         39,616   NASDAQ STOCK MARKET INCORPORATED+                                                                         869,571
        119,200   NOMURA HOLDINGS INCORPORATED                                                                            1,054,289
         30,500   NOMURA HOLDINGS INCORPORATED ADR<<                                                                        270,535
         11,900   NYSE EURONEXT (PARIS) INCORPORATED                                                                        337,246
            137   NYSE EURONEXT INCORPORATED                                                                                  3,830
          7,000   OKASAN HOLDINGS INCORPORATED                                                                               34,756
         25,779   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                       428,963
             12   PACIFIC MANAGEMENT CORPORATION(a)                                                                               0
            276   PARTNERS GROUP                                                                                             31,799
         12,101   PIPER JAFFRAY COMPANIES INCORPORATED+<<                                                                   613,279
          4,384   PLATINUM ASSET MANAGEMENT LIMITED                                                                          18,564
        142,828   POLARIS SECURITIES COMPANY LIMITED+                                                                        69,209
        100,000   POLYTEC ASSET HOLDINGS LIMITED                                                                             17,547
         82,250   PRESIDENT SECURITIES CORPORATION                                                                           40,980
            710   RATHBONE BROTHERS                                                                                           9,767
         25,199   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                                    573,277
          8,017   RELIANCE CAPITAL LIMITED                                                                                  143,157
        150,000   REXCAPITAL FINANCIAL HOLDINGS LIMITED+                                                                     12,193
              4   RISA PARTNERS INCORPORATED                                                                                  3,387
          4,887   SAMSUNG SECURITIES COMPANY LIMITED                                                                        292,696
          1,063   SCHRODERS PLC                                                                                              15,774
         21,000   SHINKO SECURITIES COMPANY LIMITED                                                                          78,990
         16,816   STIFEL FINANCIAL CORPORATION+<<                                                                           946,741
         58,300   SUMITOMO CORPORATION                                                                                      597,097
         17,436   T. ROWE PRICE GROUP INCORPORATED                                                                          790,200
         56,800   TA ENTERPRISES BHD                                                                                         19,033
         14,457   TD AMERITRADE HOLDING CORPORATION+                                                                        278,153
          7,124   TONG YANG INVESTMENT BANK                                                                                  92,700
          1,767   TSX GROUP INCORPORATED                                                                                     57,057
         87,070   UBS AG                                                                                                  1,606,712
         11,000   UOB-KAY HIAN HOLDINGS LIMITED                                                                              11,756
            189   VAN LANSCHOT NV                                                                                             9,754
          9,710   WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                             136,060
          7,000   YAMANASHI CHOU BANK LIMITED                                                                                37,765
                                                                                                                         33,773,422
                                                                                                                     --------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.07%
         56,399   APPLIED MICRO CIRCUITS CORPORATION+                                                                       447,808
         11,237   ASML HOLDING NV                                                                                           308,255

                   Wells Fargo Advantage Master Portfolios 183


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED (continued)
         14,479   CABOT MICROELECTRONICS CORPORATION+                                                                $      500,249
          2,200   CSR PLC+                                                                                                   16,926
                                                                                                                          1,273,238
                                                                                                                     --------------
SEMICONDUCTORS: 0.17%
        240,471   SILICONWARE PRECISION INDUSTRIES COMPANY                                                                  300,986
      1,562,299   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                      2,809,778
        606,301   UNITED MICROELECTRONICS CORPORATION                                                                       248,661
                                                                                                                          3,359,425
                                                                                                                     --------------
SOCIAL SERVICES: 0.04%
          8,069   ABERTIS INFRAESTRUCTURAS SA                                                                               175,549
          7,874   ATLANTIA SPA                                                                                              175,194
          7,351   BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                         65,128
         32,517   G4S PLC                                                                                                   118,259
         56,780   TRANSURBAN GROUP                                                                                          193,883
                                                                                                                            728,013
                                                                                                                     --------------
SOFTWARE: 0.04%
         13,472   MANTECH INTERNATIONAL CORPORATION CLASS A+                                                                711,860
                                                                                                                     --------------
STEEL PRODUCERS, PRODUCTS: 0.00%
            913   SALZGITTER AG                                                                                              86,897
                                                                                                                     --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.51%
         12,370   ADELAIDE BRIGHTON LIMITED                                                                                  28,647
         93,738   AMBUJA CEMENTS LIMITED                                                                                    190,356
        159,826   ASIA CEMENT CORPORATION                                                                                   170,427
          8,382   ASSOCIATED CEMENT COMPANIES LIMITED                                                                       138,541
         27,739   BORAL LIMITED                                                                                             135,747
          1,819   BRICKWORKS LIMITED                                                                                         21,278
          3,000   BUNKA SHUTTER COMPANY LIMITED                                                                              11,478
          1,499   BUZZI UNICEM SPA                                                                                           25,616
         11,173   CEMENTOS BIO-BIO SA                                                                                        23,204
          2,855   CEMENTOS LIMA SA                                                                                           27,105
        670,411   CEMEX SAB DE CV                                                                                           887,573
         29,980   CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                              29,011
            800   CHOFU SEISAKUSHO COMPANY LIMITED                                                                           17,152
            116   CIMENTS FRANCAIS SA                                                                                        12,733
          6,505   CIMPOR CIMENTOS DE PORTUGAL SA                                                                             47,654
          5,200   CLEANUP CORPORATION                                                                                        36,548
         12,115   COMPAGNIE DE SAINT-GOBAIN                                                                                 545,187
        106,576   CORNING INCORPORATED                                                                                    1,607,166
         18,886   CRH PLC                                                                                                   484,645
        101,100   DYNASTY CERAMIC PCL                                                                                        62,426
         25,911   EAGLE MATERIALS INCORPORATED<<                                                                            682,237
             27   FORBO HOLDING AG                                                                                            6,757
          3,000   FUJITEC COMPANY LIMITED                                                                                    17,378
            641   GERRESHEIMER AG                                                                                            18,066
         61,550   GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                         29,825
            273   HEIDELBERGCEMENT AG                                                                                        16,007
            790   IMERYS SA                                                                                                  41,395
         14,879   INDIA CEMENTS LIMITED                                                                                      40,957
         79,500   INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                         79,263
            888   ITALCEMENTI SPA                                                                                            13,316

                   184 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

    SHARES        SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
          2,435   ITALCEMENTI SPA RNC                                                                                $       18,851
         20,453   JAMES HARDIE INDUSTRIES NV                                                                                120,144
         33,000   K WAH INTERNATIONAL HOLDINGS LIMITED                                                                        9,027
         30,270   LAFARGE MALAYAN CEMENT BHD                                                                                 53,294
          5,029   LAFARGE SA                                                                                                427,603
          7,300   MADRAS CEMENTS LIMITED                                                                                     16,177
          3,000   NICHIAS CORPORATION                                                                                        11,542
          2,000   NIHON YAMAMURA GLASS COMPANY LIMITED                                                                        6,341
         23,847   OWENS CORNING INCORPORATED+                                                                               532,742
         45,883   OWENS-ILLINOIS INCORPORATED+                                                                            1,557,269
          5,000   PANAHOME CORPORATION                                                                                       31,703
         41,185   PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                  170,100
         22,837   REXAM PLC                                                                                                  99,449
            250   SA DES CIMENTS VICAT                                                                                       18,486
         12,000   SANKYO-TATEYAMA HOLDINGS INCORPORATED                                                                      13,025
        104,500   SEMEN GRESIK PERSERO TBK PT                                                                                61,684
         20,000   SIAM CEMENT PCL                                                                                           114,084
          4,800   SIAM CITY                                                                                                  29,638
         15,730   SIG PLC                                                                                                    35,954
             51   SIKA AG                                                                                                    64,731
          4,510   SUEZ CEMENT COMPANY                                                                                        33,407
         18,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                      38,302
         40,000   TAIHEIYO CEMENT CORPORATION                                                                                69,210
        250,854   TAIWAN CEMENT CORPORATION                                                                                 272,067
        103,505   TAIWAN GLASS INDUSTRIAL CORPORATION                                                                        64,462
          6,000   TAKARA STANDARD COMPANY LIMITED                                                                            35,271
          5,677   TATA CHEMICALS LIMITED                                                                                     28,859
            960   TITAN CEMENT COMPANY SA                                                                                    27,801
          8,600   TOYO SEIKAN KAISHA LIMITED                                                                                179,486
          3,390   ULTRA TECH CEMENT LIMITED                                                                                  52,893
        123,083   UNITED TRACTORS TBK PT                                                                                    164,843
        331,800   VANACHAI GROUP PCL                                                                                         19,512
         14,000   YTL CEMENT BHD                                                                                             16,499
                                                                                                                          9,842,151
                                                                                                                     --------------
TELECOMMUNICATIONS: 0.03%
         10,500   BRASIL TELECOM PARTICIPACOES SA                                                                            91,590
          3,084   FIRST QUANTUM MINERALS LIMITED                                                                            182,631
          1,224   HOT TELECOMMUNICATION SYSTEM LIMITED+                                                                      11,323
         58,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                        12,273
         24,600   RELIANCE COMMUNICATIONS LIMITED                                                                           131,200
          1,144   TECH MAHINDRA LIMITED                                                                                      22,232
         81,100   TOTAL ACCESS COMMUNICATION PCL                                                                             81,672
         34,628   TURK TELEKOMUNIKASYON AS                                                                                  105,724
                                                                                                                            638,645
                                                                                                                     --------------
TEXTILE MILL PRODUCTS: 0.16%
          5,004   ADITYA BIRLA NUVO LIMITED                                                                                 102,934
         23,218   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                  399,117
          8,000   ATSUGI COMPANY LIMITED                                                                                     11,263
          5,917   CENTURY TEXTILE & INDUSTRIES LIMITED                                                                       55,922
         86,000   CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                               3,495
          6,000   DAIWABO COMPANY LIMITED                                                                                    27,534
        259,358   FAR EASTERN TEXTILE COMPANY LIMITED                                                                       258,440
         64,000   FORMOSA TAFFETA COMPANY LIMITED                                                                            40,247

                  Wells Fargo Advantage Master Portfolios 185


             Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO


    SHARES        SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
TEXTILE MILL PRODUCTS (continued)
$         2,737   GILDAN ACTIVEWEAR INCORPORATED+                                                                    $       56,378
         31,349   INTERFACE INCORPORATED                                                                                    207,217
          8,000   KURABO INDUSTRIES LIMITED                                                                                  17,625
         15,500   KURARAY COMPANY LIMITED                                                                                   169,076
            406   LAKSHMI MACHINE WORKS LIMITED                                                                               9,138
         26,000   MITSUBISHI RAYON COMPANY LIMITED                                                                           85,782
         15,250   MOHAWK INDUSTRIES INCORPORATED+<<                                                                         764,330
          7,000   NISSHINBO INDUSTRIES INCORPORATED                                                                          81,773
          9,000   NITTO BOSEKI COMPANY LIMITED                                                                               17,797
          1,360   NYRSTAR                                                                                                    14,038
         45,618   RUENTEX INDUSTRIES LIMITED                                                                                 52,940
          2,100   SEIREN COMPANY LIMITED                                                                                     13,631
          6,451   SPOTLESS GROUP LIMITED                                                                                     13,631
         62,000   TAINAN SPINNING COMPANY LIMITED                                                                            19,118
         47,000   TEIJIN LIMITED                                                                                            155,067
         22,000   TEXWINCA HOLDINGS LIMITED                                                                                  17,315
         67,000   TORAY INDUSTRIES INCORPORATED                                                                             391,703
         40,000   TOYOBO COMPANY LIMITED                                                                                     76,518
         17,000   UNITIKA                                                                                                    16,443
        298,300   UNIVERSAL ROBINA CORPORATION                                                                               64,190
                                                                                                                          3,142,662
                                                                                                                     --------------
TOBACCO PRODUCTS: 0.71%
        104,260   ALTRIA GROUP INCORPORATED                                                                               1,905,873
         14,000   AMVIG HOLDINGS LIMITED                                                                                      9,429
         10,800   BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                     140,770
         10,517   BRITISH AMERICAN TOBACCO PLC                                                                              320,816
         53,970   BRITISH AMERICAN TOBACCO PLC                                                                            1,646,513
          1,036   EASTERN TOBACCO                                                                                            25,286
          4,197   FILTRONA PLC                                                                                               11,287
         45,000   HUABAO INTERNATIONAL HOLDINGS LIMITED                                                                      46,623
         28,470   IMPERIAL TOBACCO GROUP PLC                                                                                801,815
        169,564   ITC LIMITED                                                                                               802,065
            224   JAPAN TOBACCO INCORPORATED                                                                                649,732
         11,658   LORILLARD INCORPORATED                                                                                    848,353
        101,226   PHILIP MORRIS INTERNATIONAL                                                                             4,627,040
         68,500   PT GUDANG GARAM TBK                                                                                        97,178
          8,469   REYNOLDS AMERICAN INCORPORATED                                                                            387,118
          5,500   SOUZA CRUZ SA+                                                                                            175,678
          6,500   SWEDISH MATCH AB                                                                                          125,097
        739,500   TELEKOMUNIKASI INDONESIA TBK PT                                                                           616,250
         15,344   UNIVERSAL CORPORATION<<                                                                                   565,887
                                                                                                                         13,802,810
                                                                                                                     --------------
TRANSPORTATION: 0.00%
         13,204   ESSAR SHIPPING PORTS & LOGISTICS LIMITED                                                                   18,390
                                                                                                                     --------------
TRANSPORTATION BY AIR: 0.55%
             30   ACE AVIATION HOLDINGS INCORPORATED+                                                                           119
            815   AEROPORTS DE PARIS                                                                                         70,080
        166,000   AIR CHINA                                                                                                  97,667
          5,854   AIR FRANCE-KLM                                                                                             89,337
         87,300   AIRASIA BHD+                                                                                               33,963
         53,200   AIRPORTS OF THAILAND PCL                                                                                   57,095
         32,900   ALITALIA SPA+(a)                                                                                                0
         54,000   ALL NIPPON AIRWAYS COMPANY LIMITED                                                                        166,556

                   186 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
TRANSPORTATION BY AIR (continued)
        247,274   AMR CORPORATION+                                                                                   $    1,350,116
          4,155   ARRIVA PLC                                                                                                 32,021
         94,215   BAE SYSTEMS PLC                                                                                           478,844
          4,900   BOMBARDIER INCORPORATED                                                                                    17,769
         11,756   BRITISH AIRWAYS PLC+                                                                                       36,650
         41,000   CATHAY PACIFIC AIRWAYS LIMITED                                                                             59,460
        134,581   CHINA AIRLINES(a)                                                                                          32,218
         28,525   COBHAM PLC                                                                                                 93,896
         86,513   CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                            1,148,028
        213,111   DELTA AIR LINES INCORPORATED+                                                                           1,538,661
          5,203   DEUTSCHE LUFTHANSA AG                                                                                      83,542
          4,419   EASYJET PLC+                                                                                               23,006
          1,785   ELBIT SYSTEMS LIMITED                                                                                     116,054
          8,418   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                               174,505
        187,000   EVA AIRWAYS CORPORATION+                                                                                   42,949
         15,000   FEDEX CORPORATION                                                                                       1,030,650
          9,625   FINMECCANICA SPA                                                                                          153,715
             99   FLUGHAFEN ZUERICH AG                                                                                       26,739
         13,369   IBERIA LINEAS AEREAS DE ESPANA SA                                                                          33,330
         41,000   JAPAN AIRLINES CORPORATION+                                                                                73,584
             63   JAZZ AIR INCOME FUND                                                                                          198
        217,162   JETBLUE AIRWAYS CORPORATION+<<                                                                          1,261,711
            740   KLOECKNER & COMPANY                                                                                        19,732
          2,420   KOREAN AIR LINES COMPANY LIMITED                                                                           80,996
          9,885   LAN AIRLINES SA                                                                                           118,138
         23,067   MALAYSIAN AIRLINE SYSTEM BHD+                                                                              20,634
         16,312   MEGGITT PLC                                                                                                56,853
         51,388   QANTAS AIRWAYS LIMITED                                                                                    109,886
          5,200   RYANAIR HOLDINGS PLC ADR+<<                                                                               142,428
         22,500   SAS AB+                                                                                                    13,117
         52,675   SKYWEST INCORPORATED                                                                                      813,829
         13,260   TAV HAVALIMANLARI HOLDING AS+                                                                              36,949
         76,300   THAI AIRWAYS INTERNATIONAL PCL+                                                                            43,747
          2,451   THALES SA                                                                                                 112,441
          2,957   TUI AG                                                                                                     25,711
         33,070   TURK HAVA YOLLARI ANONIM ORTAKLIGI                                                                         63,490
         88,478   UAL CORPORATION+<<                                                                                        551,218
         25,119   VIRGIN BLUE HOLDINGS LIMITED                                                                                8,280
          1,900   WESTJET AIRLINES LIMITED+                                                                                  21,104
          1,011   ZODIAC SA                                                                                                  38,351
                                                                                                                         10,599,367
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 2.06%
        123,000   AAPICO HITECH PCL                                                                                          25,135
         24,199   AAR CORPORATION+                                                                                          411,625
          9,000   AISIN SEIKI COMPANY LIMITED                                                                               225,363
          2,600   AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                                     20,398
          5,547   AMTEK AUTO LIMITED                                                                                         17,717
          9,293   ASHTEAD GROUP PLC                                                                                          12,330
         10,417   BAJAJ AUTO                                                                                                259,374
          8,363   BAJAJ FINSERV                                                                                              47,840
          1,071   BAYERISCHE MOTOREN WERKE AG                                                                                32,182
          4,848   BBA AVIATION PLC                                                                                           12,186
         37,284   BOMBARDIER INCORPORATED CLASS B                                                                           136,228
         74,657   BRUNSWICK CORPORATION                                                                                     693,564
          5,800   CAE INCORPORATED                                                                                           46,728

                   Wells Fargo Advantage Master Portfolios 187


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
TRANSPORTATION EQUIPMENT (continued)
          7,000   CALSONIC KANSEI CORPORATION                                                                        $       17,378
         30,174   CHINA MOTOR COMPANY LIMITED                                                                                16,638
         31,335   CLARCOR INCORPORATED                                                                                    1,004,600
             45   CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                              21,676
         10,000   DAIHATSU MOTOR COMPANY LIMITED                                                                            102,633
         23,762   DAIMLERCHRYSLER AG                                                                                      1,074,083
         24,100   DENSO CORPORATION                                                                                         700,596
        200,000   DENWAY MOTORS LIMITED                                                                                      89,027
         94,900   DRB-HICOM BHD                                                                                              30,722
          1,300   EXEDY CORPORATION                                                                                          27,663
          2,000   FCC COMPANY LIMITED                                                                                        30,973
         19,270   FIAT SPA (COMMON)                                                                                         228,188
          1,014   FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)                                                                   7,159
          1,069   FIAT SPA (PREFERRED)                                                                                        7,199
        215,579   FORD MOTOR COMPANY+                                                                                     1,638,400
          1,900   FUTABA INDUSTRIAL COMPANY LIMITED                                                                           7,923
         43,779   GENUINE PARTS COMPANY                                                                                   1,621,574
            115   GEORG FISCHER AG                                                                                           28,183
         58,231   GKN PLC                                                                                                   103,519
         30,581   GOODRICH CORPORATION                                                                                    1,686,848
         19,938   GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                         561,653
            899   GUD HOLDINGS LIMITED                                                                                        6,763
         64,100   HARLEY-DAVIDSON INCORPORATED<<                                                                          1,537,118
         19,595   HARSCO CORPORATION                                                                                        611,168
          6,935   HERO HONDA MOTORS LIMITED                                                                                 214,577
         16,000   HINO MOTORS LIMITED                                                                                        66,201
         86,900   HONDA MOTOR COMPANY LIMITED                                                                             2,741,016
             25   HONDA MOTOR COMPANY LIMITED ADR                                                                               783
         34,699   HONEYWELL INTERNATIONAL INCORPORATED                                                                    1,275,535
            837   HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                      82,768
          5,128   HYUNDAI MOBIS                                                                                             544,089
         10,881   HYUNDAI MOTOR COMPANY LIMITED                                                                             923,521
         62,000   ISUZU MOTORS LIMITED                                                                                      143,923
         45,084   ITT CORPORATION                                                                                         2,257,807
          2,000   JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                                12,832
         28,886   JOHNSON CONTROLS INCORPORATED                                                                             715,506
          9,600   JTEKT CORPORATION                                                                                         123,804
          1,200   KANTO AUTO WORKS LIMITED                                                                                   12,316
          5,000   KAYABA INDUSTRY COMPANY LIMITED                                                                            13,487
          2,100   KEIHIN CORPORATION                                                                                         34,891
         18,360   KIA MOTORS CORPORATION                                                                                    248,446
         78,064   KING YUAN ELECTRONICS COMPANY LIMITED                                                                      27,866
          5,000   KOITO MANUFACTURING COMPANY LIMITED                                                                        66,362
            924   LINAMAR CORPORATION                                                                                        10,719
         21,097   LOCKHEED MARTIN CORPORATION                                                                             1,581,853
          2,800   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                  126,860
         10,072   MAHINDRA & MAHINDRA LIMITED                                                                               173,238
          7,876   MARUTI SUZUKI INDIA LIMITED                                                                               231,925
         44,000   MAZDA MOTOR CORPORATION                                                                                   121,999
        181,000   MITSUBISHI MOTORS CORPORATION+                                                                            328,737
         36,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                          97,883
          1,003   MTU AERO ENGINES HOLDINGS                                                                                  42,346
            800   MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                                                  14,521
         15,739   NAVISTAR INTERNATIONAL CORPORATION+                                                                       680,554
          8,000   NGK SPARK PLUG COMPANY LIMITED                                                                            100,677
         10,000   NHK SPRING COMPANY LIMITED                                                                                 73,724

                   188 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
TRANSPORTATION EQUIPMENT (continued)
          1,700   NIFCO INCORPORATED                                                                                 $       30,291
          2,000   NIPPON SEIKI COMPANY LIMITED                                                                               23,342
          6,000   NIPPON SHARYO LIMITED                                                                                      39,656
          6,000   NISSAN SHATAI COMPANY LIMITED                                                                              49,393
          1,700   NISSIN KOGYO COMPANY LIMITED                                                                               22,143
          5,400   NOK CORPORATION                                                                                            73,586
          2,550   NOKIAN RENKAAT OYJ                                                                                         57,358
         15,533   NORTHROP GRUMMAN CORPORATION                                                                              758,166
         32,900   ORBITAL SCIENCES CORPORATION+                                                                             486,591
         23,600   ORIENTAL HOLDINGS BHD                                                                                      36,189
         72,785   OSHKOSH TRUCK CORPORATION                                                                               2,445,576
         17,600   PACCAR INCORPORATED                                                                                       636,592
         51,131   PIRELLI & COMPANY SPA                                                                                      24,483
          2,248   PORSCHE AG                                                                                                165,650
          4,000   PRESS KOGYO COMPANY LIMITED                                                                                 9,586
          1,900   PROSAFE PRODUCTION PUBLIC LIMITED+                                                                          3,978
         12,700   PROTON HOLDINGS BHD                                                                                        11,000
          5,196   RENAULT SA                                                                                                233,900
          4,000   RIKEN CORPORATION                                                                                          13,541
            800   SAAB AB                                                                                                     9,300
          4,000   SANDEN CORPORATION                                                                                         12,080
         36,757   SANYANG INDUSTRIAL COMPANY LIMITED                                                                         14,014
          8,320   SCANIA AB CLASS B                                                                                         102,562
         36,200   SEMBCORP MARINE LIMITED                                                                                    77,628
         11,000   SHINMAYWA INDUSTRIES LIMITED                                                                               45,513
          1,800   SHOWA CORPORATION                                                                                          11,529
         62,500   SINOTRUK HONG KONG LIMITED                                                                                 72,496
         63,650   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 987,848
          3,438   STX SHIPBUILDING COMPANY LIMITED                                                                           40,879
          8,100   SUMITOMO RUBBER INDUSTRIES                                                                                 77,736
         22,200   SUZUKI MOTOR CORPORATION                                                                                  529,651
            700   TACHI-S COMPANY LIMITED                                                                                     6,364
            900   TAKATA CORPORATION                                                                                         17,110
          4,726   TATA MOTORS LIMITED                                                                                        47,400
         10,088   TATA MOTORS LIMITED ADR<<                                                                                 116,920
         67,400   TEXTRON INCORPORATED                                                                                    1,035,264
         13,600   THAI STANLEY ELECTRIC PCL                                                                                  37,189
         34,628   THOR INDUSTRIES INCORPORATED<<                                                                            902,059
          4,538   TOFAS TURK OTOMOBIL FABRIKASI AS                                                                           11,374
          3,200   TOYODA GOSEI COMPANY LIMITED                                                                               92,509
          1,500   TOYOTA AUTO BODY COMPANY LIMITED                                                                           29,500
          4,300   TOYOTA BOSHOKU CORPORATION                                                                                 75,926
         10,900   TOYOTA INDUSTRIES CORPORATION                                                                             294,025
          8,500   TRANSDIGN GROUP INCORPORATED+<<                                                                           378,420
         56,665   TRW AUTOMOTIVE HOLDINGS CORPORATION+<<                                                                  1,000,137
          2,500   TS TECH COMPANY LIMITED                                                                                    45,218
         46,800   UMW HOLDINGS BHD                                                                                           81,998
          1,133   VALEO SA                                                                                                   28,847
          2,854   VOLKSWAGEN AG                                                                                             552,560
         12,500   VOLVO AB CLASS A                                                                                          107,116
         28,380   VOLVO AB CLASS B                                                                                          248,180
            279   VOSSLOH AG                                                                                                 32,882
         29,814   WABTEC CORPORATION                                                                                      1,116,534
         44,000   XINYI GLASS HOLDING COMPANY LIMITED                                                                        32,132
         11,500   YAMAHA MOTOR COMPANY LIMITED                                                                              135,578

                   Wells Fargo Advantage Master Portfolios 189


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
TRANSPORTATION EQUIPMENT (continued)
        107,416   YANG MING MARINE TRANSPORT                                                                         $       39,975
         60,929   YUE LOONG MOTOR                                                                                            53,309
                                                                                                                         39,813,903
                                                                                                                     --------------
TRANSPORTATION SERVICES: 0.51%
         52,464   ASCIANO GROUP                                                                                              70,505
         48,400   BANGKOK EXPRESSWAY PCL                                                                                     26,185
        138,666   BERLIAN LAJU TANKER                                                                                        10,180
            394   CARGOTEC CORPORATION                                                                                        8,936
         42,171   CH ROBINSON WORLDWIDE INCORPORATED                                                                      2,372,540
         28,000   CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY LIMITED                                              60,404
          4,728   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                    41,857
         77,000   COMFORTDELGRO CORPORATION LIMITED                                                                          82,827
          1,187   DELEK AUTOMOTIVE SYSTEMS LIMITED                                                                           13,353
         21,905   DEUTSCHE POST AG                                                                                          377,938
         59,579   EXPEDIA INCORPORATED+<<                                                                                 1,373,296
         52,956   EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                        1,729,543
         11,135   FIRSTGROUP PLC                                                                                             68,775
          5,090   FREIGHTWAYS LIMITED                                                                                        10,514
         36,207   GATX CORPORATION<<                                                                                        993,158
            551   GLOVIS COMPANY LIMITED                                                                                     45,884
            462   GO-AHEAD GROUP PLC                                                                                         10,191
         11,000   GOODPACK LIMITED                                                                                            7,367
            348   HAMBURGER HAFEN UND LOGISTIK AG                                                                            14,543
         47,222   HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                                     468,442
          9,000   INTEGRATED DISTRIBUTION SERVICES GROUP LIMITED                                                             13,354
         13,000   KAMIGUMI COMPANY LIMITED                                                                                  109,952
            700   KINTETSU WORLD EXPRESS INCORPORATED                                                                        16,024
            805   KONINKLIJKE VOPAK NV                                                                                       51,702
            556   KOREA EXPRESS COMPANY LIMITED+                                                                             31,119
          1,401   KUEHNE & NAGEL INTERNATIONAL AG                                                                           111,270
          3,000   MARUZEN SHOWA UNYU COMPANY LIMITED                                                                          9,930
          2,184   NATIONAL EXPRESS GROUP PLC                                                                                 14,165
            782   OESTERREICHISCHE POST AG                                                                                   21,020
            295   PANALPINA WELTTRANSPORT HOLDINGS AG                                                                        23,402
         41,000   POS MALAYSIA & SERVICES HOLDINGS BHD                                                                       25,614
          1,684   SBS TRANSIT LIMITED                                                                                         2,080
          4,000   SENKO COMPANY LIMITED                                                                                      15,776
         24,200   SINGAPORE AIRLINES LIMITED                                                                                215,977
         50,000   SINGAPORE POST LIMITED                                                                                     32,444
        101,500   SINOTRANS SHIPPING LIMITED                                                                                 44,395
         29,000   SMRT CORPORATION LIMITED                                                                                   34,214
            299   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                                    22,307
         10,983   STAGECOACH GROUP PLC                                                                                       24,102
          9,613   THE GREAT EASTERN SHIPPING COMPANY LIMITED                                                                 55,817
         10,910   THOMAS COOK GROUP PLC                                                                                      41,045
          9,682   TNT NV                                                                                                    238,878
          1,735   TOGNUM AG                                                                                                  26,440
         50,000   TOKYU CORPORATION                                                                                         245,567
         30,389   TOLL HOLDINGS LIMITED                                                                                     204,708
         11,600   TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                   35,247
         21,000   YAMATO HOLDINGS COMPANY LIMITED                                                                           347,555
          2,000   YOKOGAWA BRIDGE HOLDINGS CORPORATION                                                                       16,357
                                                                                                                          9,816,899
                                                                                                                     --------------

                   190 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
UTILITY - ELECTRIC: 0.08%
         31,221   KB FINANCIAL GROUP INCORPORATED+                                                                   $    1,287,418
         26,606   KSK ENERGY VENTURES LIMITED+                                                                              113,317
         22,684   RELIANCE POWER LIMITED+                                                                                    74,986
         11,792   TORRENT POWER LIMITED                                                                                      54,957
                                                                                                                          1,530,678
                                                                                                                     --------------
WASTE MANAGEMENT: 0.00%
          1,197   BFI CANADA LIMITED                                                                                         16,160
                                                                                                                     --------------
WATER TRANSPORTATION: 0.37%
             17   A.P. MOLLER-MAERSK A/S                                                                                    117,873
         35,845   ALEXANDER & BALDWIN INCORPORATED<<                                                                      1,028,752
         21,500   CARNIVAL CORPORATION                                                                                      628,875
          3,513   CARNIVAL PLC+                                                                                             108,775
         45,650   CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                     16,551
          6,000   CHINESE MARITIME TRANSPORT LIMITED                                                                         15,640
         43,856   CIA SUDAMERICANA DE VAPORES SA+                                                                            33,105
            227   COMPAGNIE MARITIME BELGE SA                                                                                 7,046
         43,000   COSCO CORPORATION SINGAPORE LIMITED                                                                        37,302
        189,000   COSCO HOLDINGS                                                                                            228,982
            340   D S NORDEN                                                                                                 11,967
          4,000   DAIICHI CHUO KISEN KAISHA                                                                                  11,005
            524   DS TORM AS                                                                                                  4,955
        220,000   EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                             133,003
         30,000   EZRA HOLDINGS LIMITED                                                                                      34,144
            578   FORTH PORTS PLC                                                                                            12,261
         23,560   GENCO SHIPPING & TRADING LIMITED<<                                                                        456,357
         45,241   GENERAL MARITIME CORPORATION<<                                                                            359,666
          5,670   HANJIN SHIPPING COMPANY LIMITED                                                                            98,518
          4,350   HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                                    93,346
          4,200   IINO KAIUN KAISHA LIMITED                                                                                  21,801
        134,600   INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                         59,307
          1,100   INUI STEAMSHIP COMPANY LIMITED                                                                              7,802
         61,000   JAYA HOLDINGS LIMITED                                                                                      19,685
         30,000   KAWASAKI KISEN KAISHA LIMITED                                                                             131,865
         13,408   KIRBY CORPORATION+<<                                                                                      496,766
            300   KOREA LINE CORPORATION                                                                                     12,731
         14,000   MALAYSIAN BULK CARRIERS BHD                                                                                12,324
         76,200   MISC BHD                                                                                                  190,419
         56,000   MITSUI OSK LINES LIMITED                                                                                  358,087
         28,000   NEPTUNE ORIENT LINES LIMITED                                                                               31,285
         58,000   NIPPON YUSEN KABUSHIKI KAISHA                                                                             251,198
          4,000   NISSIN CORPORATION                                                                                         11,005
          7,000   ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                      32,876
         20,583   OVERSEAS SHIPHOLDING GROUP INCORPORATED<<                                                                 728,021
         69,000   PACIFIC BASIN SHIPPING LIMITED                                                                             46,027
         17,127   PETRONET LNG LIMITED                                                                                       25,607
          2,269   PORT OF TAURANGA LIMITED                                                                                   10,277
         14,200   PRECIOUS SHIPPING PCL                                                                                       6,931
         73,800   REGIONAL CONTAINER LINES PCL+                                                                              23,869
         37,112   ROYAL CARIBBEAN CRUISES LIMITED<<                                                                         708,097
            284   SCHMITT INDUSTRIES INCORPORATED                                                                            20,630
         10,900   SCOMI MARINE BHD                                                                                            1,733
          2,000   SHINWA KAIUN KAISHA LIMITED                                                                                 5,524
         35,800   SINCERE NAVIGATION CORPORATION                                                                             40,785
          3,000   STX PAN OCEAN COMPANY LIMITED+                                                                             26,732

                   Wells Fargo Advantage Master Portfolios 191


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
WATER TRANSPORTATION (continued)
         20,000   TAIWAN NAVIGATION COMPANY LIMITED                                                                  $       32,567
         10,966   TEEKAY CORPORATION                                                                                        197,388
         81,840   THORESEN THAI AGENCIES PCL                                                                                 55,587
         42,000   U-MING TRANSPORT CORPORATION                                                                               68,008
                                                                                                                          7,073,057
                                                                                                                     --------------
WHOLESALE - SPECIAL LINE: 0.00%
            500   NICHIDEN CORPORATION                                                                                       14,696
                                                                                                                     --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.93%
         17,421   AIRGAS INCORPORATED<<                                                                                     810,077
         25,072   ALFA SA DE CV                                                                                             109,549
          1,800   ALFRESA HOLDINGS CORPORATION                                                                               81,440
         18,436   BROWN-FORMAN CORPORATION CLASS B                                                                          824,458
         18,200   CARDINAL HEALTH INCORPORATED                                                                              629,356
         50,500   DEAN FOODS COMPANY+                                                                                       916,070
            131   EMS-CHEMIE HOLDINGS AG                                                                                     13,955
         27,071   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                               610,992
         53,500   ESPRIT HOLDINGS LIMITED                                                                                   325,468
         36,524   FRESH DEL MONTE PRODUCE INCORPORATED+                                                                     836,400
            110   GALENICA AG                                                                                                35,268
         22,379   HENRY SCHEIN INCORPORATED+<<                                                                            1,185,639
          2,500   HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                      50,322
        141,575   INCHCAPE PLC                                                                                               63,957
        172,900   IT CITY PCL                                                                                                24,809
         74,000   ITOCHU CORPORATION                                                                                        524,879
          8,439   JARDINE CYCLE & CARRIAGE LIMITED                                                                          135,872
          4,379   JERONIMO MARTINS                                                                                           34,157
          9,390   KT&G CORPORATION                                                                                          506,003
          3,810   LG CHEM LIMITED                                                                                           575,054
            515   LG HAUSYS LIMITED+                                                                                         55,257
        110,000   LI & FUNG LIMITED                                                                                         365,463
          5,519   MEDA AB CLASS A                                                                                            46,131
         32,862   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                    1,814,640
          9,800   MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                   140,181
          2,837   METRO INCORPORATED CLASS A                                                                                 95,729
         18,400   NIKE INCORPORATED CLASS B                                                                               1,019,176
         46,190   NU SKIN ENTERPRISES INCORPORATED                                                                          796,778
         24,000   PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                                  15,483
          2,700   SANKYO COMPANY LIMITED                                                                                    170,038
          6,337   SASKATCHEWAN WHEAT POOL+                                                                                   55,801
          4,000   SATORI ELECTRIC COMPANY LIMITED                                                                            28,028
         21,771   SIEMENS AG                                                                                              1,886,712
         58,600   SOJITZ CORPORATION                                                                                        125,324
            630   SOS CUETARA SA                                                                                              3,333
         63,294   SUPERVALU INCORPORATED                                                                                    908,269
         30,148   SYSCO CORPORATION                                                                                         768,473
          2,300   TOHO PHARMACEUTICAL                                                                                        34,111
         22,640   TRACTOR SUPPLY COMPANY+<<                                                                               1,065,438
        301,476   UNI-PRESIDENT ENTERPRISES CORPORATION                                                                     312,315
          3,248   UNITED DRUG PLC                                                                                            10,942
                                                                                                                         18,011,347
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS: 0.79%
          1,800   ABC-MART INCORPORATED                                                                                      52,230
          3,353   ALESCO CORPORATION LIMITED                                                                                 12,129

                   192 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                          VALUE
---------------   -------------                                                                                      --------------
WHOLESALE TRADE-DURABLE GOODS (continued)
         32,924   ARROW ELECTRONICS INCORPORATED+                                                                    $      910,019
            600   AS ONE CORPORATION                                                                                         11,136
          3,100   CANON MARKETING JAPAN INCORPORATED                                                                         52,139
          1,781   CELESIO AG                                                                                                 48,486
        215,000   CMC MAGNETICS CORPORATION+                                                                                 46,702
          7,271   DAEWOO INTERNATIONAL CORPORATION                                                                          167,962
         12,180   DIGITAL CHINA HOLDINGS LIMITED                                                                             10,325
          3,500   FINNING INTERNATIONAL INCORPORATED                                                                         51,537
          3,100   FUJI ELECTRONICS COMPANY LIMITED                                                                           28,018
          4,800   HAKUTO COMPANY LIMITED                                                                                     48,335
          3,309   HALFORDS GROUP                                                                                             18,181
          4,310   HANWHA CHEMICAL (KOREA) CORPORATION                                                                       151,155
         12,000   HANWHA CHEMICAL CORPORATION                                                                                47,329
         54,301   HILL-ROM HOLDINGS INCORPORATED<<                                                                        1,112,627
          2,543   HYOSUNG CORPORATION                                                                                       183,868
          2,200   INABA DENKI SANGYO COMPANY LIMITED                                                                         50,715
         44,548   INGRAM MICRO INCORPORATED+                                                                                746,624
         38,834   INSIGHT ENTERPRISES INCORPORATED+                                                                         445,426
          2,000   ITOCHU ENEX COMPANY LIMITED                                                                                12,294
          7,000   IWATANI INTERNATIONAL CORPORATION                                                                          20,763
          4,000   JAPAN PULP & PAPER COMPANY LIMITED                                                                         15,003
          9,000   JFE SHOJI HOLDINGS INCORPORATED                                                                            36,561
          3,800   KAGA ELECTRONICS COMPANY LIMITED                                                                           45,657
         12,000   KANEMATSU CORPORATION+                                                                                     11,736
          3,500   KATO SANGYO COMPANY LIMITED                                                                                59,092
          3,100   KURODA ELECTRIC COMPANY LIMITED                                                                            43,510
             30   KYOCERA CORPORATION                                                                                         2,489
          1,600   LG INTERNATIONAL CORPORATION                                                                               33,501
         34,728   LKQ CORPORATION+                                                                                          602,878
          1,300   MACNICA INCORPORATED                                                                                       22,270
         11,060   MARTIN MARIETTA MATERIALS INCORPORATED                                                                    968,635
         36,157   METCASH LIMITED                                                                                           130,797
             33   MITSUBISHI CORPORATION                                                                                      1,330
         84,000   MITSUI & COMPANY LIMITED                                                                                1,094,121
            263   MITSUI & COMPANY LIMITED ADR                                                                               67,883
          6,000   NAGASE & COMPANY LIMITED                                                                                   71,639
          5,800   NIDEC CORPORATION                                                                                         417,002
         32,522   OMNICARE INCORPORATED                                                                                     744,429
         25,257   OWENS & MINOR INCORPORATED                                                                              1,117,622
         39,487   PEP BOYS-MANNY, MOE & JACK                                                                                352,619
         38,778   PREMIER FOODS PLC                                                                                          27,865
         17,320   RELIANCE STEEL & ALUMINUM COMPANY                                                                         639,801
          1,438   RUSSEL METALS INCORPORATED                                                                                 21,503
            700   RYOSHOKU LIMITED                                                                                           16,400
            800   RYOYO ELECTRO CORPORATION                                                                                   7,007
         11,841   SAMSUNG CORPORATION                                                                                       530,944
          1,291   STRAUSS GROUP LIMITED                                                                                      15,060
            988   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                                4,209
        176,580   SYCAMORE NETWORKS INCORPORATED+                                                                           536,803
          7,000   TAT HONG HOLDINGS LIMITED                                                                                   5,198
         43,800   TECH DATA CORPORATION+                                                                                  1,668,780
          2,000   TOKAI CORPORATION                                                                                          10,575
          2,600   TOMEN ELECTRONICS CORPORATION                                                                              28,305
          1,316   TOROMONT INDUSTRIES LIMITED                                                                                26,867
          3,700   TOYO CORPORATION                                                                                           38,093
            900   TRUSCO NAKAYAMA CORPORATION                                                                                15,098

                   Wells Fargo Advantage Master Portfolios 193


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                                                           VALUE
---------------   -------------                                                                                      --------------
WHOLESALE TRADE-DURABLE GOODS (continued)
            620   TRYGVESTA A/S                                                                                      $       39,526
            432   UNI-SELECT INCORPORATED                                                                                    10,662
          2,100   VALOR COMPANY LIMITED                                                                                      19,251
          7,525   WOLSELEY PLC                                                                                              177,507
         53,945   WPG HOLDINGS COMPANY LIMITED                                                                               69,651
         15,080   WW GRAINGER INCORPORATED                                                                                1,319,048
          2,000   YOKOHAMA REITO COMPANY                                                                                     13,068
         10,000   YUASA TRADING COMPANY LIMITED                                                                              10,854
                                                                                                                         15,318,849
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $1,986,233,571)                                                                             1,853,639,204
                                                                                                                     --------------
RIGHTS: 0.00%
         23,332   ALAPIS (MEMBERSHIP ORGANIZATIONS)+(a)                                                                       4,683
         49,425   FORTIS RIGHTS (DEPOSITORY INSTITUTIONS)(a)                                                                      0
          1,119   SACI FALABELLA (GENERAL MERCHANDISE STORES)+                                                                  365
            450   STOCKMANN OYJ ABP (MISCELLANEOUS RETAIL)+                                                                     226
          2,282   TUNG HO STEEL ENTERPRISE (PRIMARY METAL INDUSTRIES)+(a)                                                       527
TOTAL RIGHTS (COST $11,301)                                                                                                   5,801
                                                                                                                     --------------
                                                                                                       EXPIRATION
                                                                                                          DATE
WARRANTS: 0.00%                                                                                      -------------
            677   BANK SARASIN & CIE AG (DEPOSITORY INSTITUTIONS)+                                     09/15/2009               703
          2,479   BEACH PETROLEUM LIMITED (OIL & GAS EXTRACTION)+                                      06/30/2010                44
          1,583   BURU ENERGY LIMITED (OIL & GAS EXTRACTION)+                                          10/10/2010                 8
         15,346   GOLDEN AGRI (AGRICULTURAL SERVICES)+                                                 07/23/2012             1,598
         14,814   HKC HOLDINGS LIMITED (MEMBERSHIP ORGANIZATIONS)+                                     05/26/2011               443
          1,022   HONG KONG ENERGY HOLDINGS LIMITED (MEMBERSHIP ORGANIZATIONS)+                        05/13/2011                34
          3,300   IJM LAND BHD (REAL ESTATE)+                                                          09/11/2013               698
        203,875   MATAHARI PUTRA (GENERAL MERCHANDISE STORES)+                                         07/12/2010             1,234
         17,515   OSIM WARRANTS (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                     PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS)+                                           06/23/2011             2,127
          5,759   PYI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                     OPERATIVE BUILDERS)+                                                              09/25/2009                 7
            321   RESOLUTE MINING LIMITED (METAL MINING)+                                              12/31/2011                84
            700   TAT HONG HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)+                           08/02/2013                51
         16,423   UNIONE DI BANCHE ITALIANE SCPA (MEMBERSHIP ORGANIZATIONS)+                           06/30/2011             1,629
TOTAL WARRANTS (COST $1,132)                                                                                                  8,660
                                                                                                                     --------------
                                                                                    DIVIDEND RATE
PREFERRED STOCKS: 0.74%                                                            ---------------
         32,000   ARACRUZ CELULOSE SA CLASS B (PAPER & ALLIED PRODUCTS)                  0.09%                               67,406
        118,750   BANCO BRADESCO SA (DEPOSITORY INSTITUTIONS)                            0.01                             1,924,874
        157,232   BANCO ITAU HOLDING FINANCEIRA SA (DEPOSITORY INSTITUTIONS)             0.01                             2,633,748
            557   CASINO GUICHARD PERRACHON SA (FOOD STORES)                             2.57                                36,053
         12,794   CIA DE BEBIDAS DAS AMERICAS (BREWERY)                                  0.89                               954,442
         27,893   CIA ENERGETICA DE MINAS GERAIS (ELECTRONIC & OTHER ELECTRICAL
                     EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  0.76                               407,736
        142,930   COMPANHIA VALE DO RIO DOCE CLASS A (METAL MINING)                      0.52                             2,473,045
          8,213   EMBOTELLADORA ANDINA SA CLASS A (FOOD & KINDRED PRODUCTS)              7.00                                19,726
          7,326   EMBOTELLADORA ANDINA SA CLASS B (FOOD & KINDRED PRODUCTS)              7.70                                20,824
         53,802   GERDAU SA (PRIMARY METAL INDUSTRIES)                                   0.04                               633,452
          5,767   MALAYSIAN AIRLINE (TRANSPORTATION BY AIR)                              0.03                                 1,195
         20,856   METALURGICA GERDAU SA (PRIMARY METAL INDUSTRIES)                       0.10                               305,531
        217,904   PETROLEO BRASILEIRO SA (OIL & GAS EXTRACTION)                          0.30                             3,618,823
            964   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                             4.50                                78,580

                   194 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

     SHARES       SECURITY NAME                                                     DIVIDEND RATE                         VALUE
---------------   -------------                                                    ---------------                   --------------
PREFERRED STOCKS (continued)
         20,877   TELE NORTE LESTE PARTICIPACOES SA (COMMUNICATIONS)                     2.08%                       $      332,756
          3,803   TELECOMUNICACOES DE SAO PAULO SA (COMMUNICATIONS)                      0.96                                86,989
         18,590   UNIPOL (INSURANCE COMPANIES)                                           0.29                                16,217
         20,301   USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A (PRIMARY METAL
                     INDUSTRIES)                                                         0.19                               476,638
          2,593   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                               1.99                               243,375
TOTAL PREFERRED STOCKS (COST $12,741,203)                                                                                14,331,410
                                                                                                                     --------------

                                                                                    INTEREST RATE    MATURITY DATE
                                                                                   ---------------   -------------
PREFERRED STOCKS (CONVERTIBLE): 0.00%
            357   MACQUARIE AIRPORT CONVERTIBLE BOND+                                    6.48%         01/01/2010            31,679
                                                                                                                     --------------
TOTAL PREFERRED STOCKS (CONVERTIBLE) (COST $29,688)                                                                          31,679
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 11.27%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.98%
      9,572,108   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                        9,572,108
      9,572,108   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                            9,572,108
      9,572,108   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                              9,572,108
      9,572,108   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                   9,572,108
                                                                                                                         38,288,432
                                                                                                                     --------------

   PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.29%
$     3,722,487   ABN AMRO BANK NV (CHICAGO)                                             0.26          09/18/2009         3,722,487
      4,141,266   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.45          09/08/2009         4,140,896
      1,994,189   ANTALIS US FUNDING CORPORATION++(p)                                    0.27          09/30/2009         1,993,755
      1,994,189   ANTALIS US FUNDING CORPORATION++(p)                                    0.28          09/08/2009         1,994,081
        930,622   ARABELLA FINANCE LLC++(p)                                              0.40          09/01/2009           930,622
        398,838   ARABELLA FINANCE LLC++(p)                                              0.71          09/04/2009           398,814
      8,109,703   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,109,753)              0.22          09/01/2009         8,109,703
      2,060,662   BANK OF IRELAND                                                        0.35          09/01/2009         2,060,662
      1,861,243   BANK OF IRELAND                                                        0.60          09/04/2009         1,861,243
      5,331,132   BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                     $5,331,165)                                                         0.22          09/01/2009         5,331,132
      4,088,088   BNP PARIBAS (PARIS)                                                    0.19          09/01/2009         4,088,088
      3,323,649   BRYANT BANK FUNDING LLC++(p)                                           0.25          09/02/2009         3,323,626
        531,784   CALCASIEU PARISH LA+/-ss                                               0.50          12/01/2027           531,784
        731,203   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.45          06/01/2028           731,203
      1,329,459   CALYON (NEW YORK)                                                      0.40          09/03/2009         1,329,473
      1,063,568   CALYON (NEW YORK)                                                      3.33          09/10/2009         1,064,376
      5,849,622   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.30          09/08/2009         5,849,280
      2,023,414   CHEYNE FINANCE LLC++(a)+/-####(i)                                      0.00          02/25/2008            33,386
      1,557,822   CHEYNE FINANCE LLC++(a)+/-####(i)                                      0.00          05/19/2008            25,704
        351,974   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.50          10/01/2038           351,974
      1,063,568   COOK COUNTY IL+/-SS                                                    0.70          11/01/2030         1,063,568
     10,835,095   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                     VALUE $10,835,161)                                                  0.22          09/01/2009        10,835,095
      5,417,547   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                     VALUE $5,417,582)                                                   0.23          09/01/2009         5,417,547

                   Wells Fargo Advantage Master Portfolios 195


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,475,700   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                     COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                     $1,475,708)                                                         0.19%         09/01/2009    $    1,475,700
      4,154,561   DANSKE BANK A/S COPENHAGEN                                             0.22          09/02/2009         4,154,561
      2,393,027   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           0.80          12/15/2037         2,393,027
         66,473   DEXIA BANK (GRAND CAYMAN)                                              0.21          09/01/2009            66,473
      3,855,432   DEXIA DELAWARE LLC                                                     0.26          09/01/2009         3,855,432
      3,988,378   EKSPORTFINANS ASA++                                                    0.23          09/14/2009         3,988,047
      3,722,487   ERASMUS CAPITAL CORPORATION++(p)                                       0.28          09/10/2009         3,722,226
      4,098,724   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,098,749)              0.22          09/01/2009         4,098,724
      1,914,422   GOTHAM FUNDING CORPORATION++(p)                                        0.23          09/14/2009         1,914,263
      7,154,770   GRYPHON FUNDING LIMITED(a)(i)                                          0.00          08/23/2010         2,210,824
        219,361   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  0.65          11/01/2042           219,361
      1,994,189   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.30          05/15/2034         1,994,189
        664,730   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.35          07/01/2029           664,730
        265,892   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     0.37          01/01/2018           265,892
      2,459,500   INTESA SANPAOLO SPA                                                    0.35          09/10/2009         2,459,580
        930,622   IRISH LIFE & PERMANENT PLC++                                           0.54          09/04/2009           930,580
        664,730   IRISH LIFE & PERMANENT PLC++                                           0.54          09/08/2009           664,660
        531,784   IRISH LIFE & PERMANENT PLC++                                           0.58          09/01/2009           531,784
        664,730   IRISH LIFE & PERMANENT PLC++                                           0.58          09/03/2009           664,708
     10,835,095   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     MORTGAGE BACKED SECURITIES (MATURITY VALUE $10,835,161)             0.22          09/01/2009        10,835,095
        398,838   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.37          04/15/2025           398,838
      4,088,088   KBC BANK NV BRUSSELS                                                   0.22          09/01/2009         4,088,088
        664,730   KOCH RESOURCES LLC++                                                   0.22          09/15/2009           664,673
      3,323,649   KOCH RESOURCES LLC++                                                   0.24          09/02/2009         3,323,627
      1,398,060   MARKET STREET FUNDING LLC++(p)                                         0.22          09/22/2009         1,397,880
      4,420,453   MASSACHUSETTS HEFA+/-ss                                                0.30          10/01/2034         4,420,453
        571,668   MISSISSIPPI STATE GO+/-ss                                              0.65          11/01/2028           571,668
        505,195   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.14          02/01/2036           505,195
     10,236,838   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                     US TREASURY SECURITIES (MATURITY VALUE $10,236,895)                 0.20          09/01/2009        10,236,838
        531,784   NATEXIS BANQUES POPULAIRES                                             0.24          09/01/2009           531,784
      1,395,932   NATEXIS BANQUES POPULAIRES                                             0.24          09/04/2009         1,395,905
      1,994,189   NATIXIS++                                                              0.24          09/02/2009         1,994,176
        265,892   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               1.80          01/01/2018           265,892
        845,536   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.34          01/01/2034           845,536
        308,966   RANGER FUNDING CORPORATION++(p)                                        0.22          09/21/2009           308,929
        142,917   REGENCY MARKETS #1 LLC++(p)                                            0.23          09/15/2009           142,904
      2,236,948   REGENCY MARKETS #1 LLC++(p)                                            0.25          09/17/2009         2,236,700
      1,149,982   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                 0.30          09/03/2009         1,149,963
        385,543   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                 0.40          09/10/2009           385,505
      3,323,649   ROYAL BANK OF SCOTLAND CT                                              0.27          09/14/2009         3,323,649
      3,257,176   SOCIETE GENERALE BANNON LLC                                            0.24          09/15/2009         3,257,176
        824,265   STARBIRD FUNDING CORPORATION++(p)                                      0.20          09/03/2009           824,256
      2,032,212   STARBIRD FUNDING CORPORATION++(p)                                      0.25          09/03/2009         2,032,184
      3,067,728   SURREY FUNDING CORPORATION++(p)                                        0.24          09/23/2009         3,067,278
      2,001,368   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                0.26          09/10/2009         2,001,238
        864,149   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.23          09/24/2009           864,022
        532,050   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.25          09/11/2009           532,013
      3,656,014   TULIP FUNDING CORPORATION++(p)                                         0.23          09/25/2009         3,655,453
      1,196,514   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.16          07/01/2032         1,196,514
        398,838   UBS AG (STAMFORD CT)                                                   3.41          09/08/2009           399,083
        398,838   UBS AG (STAMFORD CT)                                                   3.46          09/03/2009           398,909
      4,653,108   UNICREDITO ITALIANO (NEW YORK)                                         0.32          09/08/2009         4,653,108

                   196 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

DIVERSIFIED STOCK PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS(continued)
$       398,838   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.34%         12/15/2040    $      398,838
        398,838   VERSAILLES CDS LLC++(p)                                                0.45          09/03/2009           398,828
        265,892   VERSAILLES CDS LLC++(p)                                                0.45          09/04/2009           265,882
        531,784   VERSAILLES CDS LLC++(p)                                                0.50          09/01/2009           531,784
        398,838   VERSAILLES CDS LLC++(p)                                                0.50          09/02/2009           398,832
      2,575,399   VICTORIA FINANCE LLC++(a)+/-####(i)                                    0.22          07/28/2008         1,184,684
      1,495,533   VICTORIA FINANCE LLC++(a)+/-####(i)                                    0.25          08/07/2008           687,945
      1,828,135   VICTORIA FINANCE LLC++(a)+/-####(i)                                    0.35          04/30/2008           840,942
      2,966,977   VICTORIA FINANCE LLC++(a)+/-####(i)                                    0.36          02/15/2008         1,364,809
                                                                                                                        179,440,336
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $222,545,057)                                                             217,728,768
                                                                                                                     --------------

     SHARES                                                                             YIELD
---------------                                                                    ---------------
SHORT-TERM INVESTMENTS: 3.24%
     62,664,887   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.22                            62,664,887
                                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS (COST $62,664,887)                                                                          62,664,887
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,284,226,839)*                                                   111.20%                                     $2,148,410,409
Other Assets and Liabilities, Net                                        (11.20)                                       (216,419,831)
                                                                         ------                                      --------------
Total Net Assets                                                         100.00%                                     $1,931,990,578
                                                                         ------                                      --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(l)  Long-term security of an affiliate of the fund with a cost of $7,967,461.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-Term security of an affiliate of the Fund with a cost of $62,664,887.

(p)  Asset-backed commercial paper.

* Cost for federal income tax purposes is $2,312,057,949 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                     $ 144,654,600
Gross unrealized depreciation                                      (308,302,140)
                                                                  -------------
Net unrealized depreciation                                       $(163,647,540)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 197


              Portfolio of Investments--August 31, 2009 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
CORPORATE BONDS & NOTES: 6.54%
CHEMICALS & ALLIED PRODUCTS: 0.52%
$       700,000   BASF FINANCE EUROPE NV+/-++                                            0.52%         11/20/2009    $      699,410
                                                                                                                     --------------
DOMESTIC BANKS: 1.27%
        100,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                     0.40          11/15/2029           100,000
        500,000   BANK OF AMERICA NA+/-                                                  0.42          02/05/2010           500,001
        500,000   HSBC USA INCORPORATED+/-                                               0.93          10/15/2009           499,975
        600,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                                 1.43          10/01/2011           600,000
                                                                                                                          1,699,976
                                                                                                                     --------------
FINANCIAL SERVICES: 0.56%
        750,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                               0.63          09/25/2009           750,001
                                                                                                                     --------------
FOREIGN BANKS: 3.90%
        750,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++(a)        0.46          09/10/2009           749,925
        500,000   COMMONWEALTH BANK OF AUSTRALIA+/-++                                    0.80          10/02/2009           500,013
      1,000,000   COMMONWEALTH BANK OF AUSTRALIA+/-++                                    0.75          06/04/2010           998,882
      1,400,000   RABOBANK NEDERLAND NV+/-++                                             0.68          10/09/2009         1,400,102
        500,000   ROYAL BANK OF CANADA+/-++                                              0.64          10/15/2009           500,083
      1,100,000   ROYAL BANK OF SCOTLAND PLC+/-++                                        1.03          10/09/2009         1,098,726
                                                                                                                          5,247,731
                                                                                                                     --------------
SPECIAL PURPOSE ENTITY: 0.29%
        100,000   GBG LLC CUSTODY RECEIPTS+/-++ss                                        0.50          09/01/2027           100,000
        295,000   LTF REAL ESTATE VRDN I LLC+/-++ss                                      0.60          06/01/2033           295,000
                                                                                                                            395,000
                                                                                                                     --------------
TOTAL CORPORATE BONDS & NOTES (COST $8,795,000)                                                                           8,792,118
                                                                                                                     --------------
MUNICIPAL BONDS & NOTES: 6.37%
CALIFORNIA: 1.82%
      1,000,000   CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY
                     (IDR LOC)+/-ss                                                      0.14          11/01/2026         1,000,000
        200,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.26          07/01/2035           200,000
        300,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.26          07/01/2033           300,000
        200,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6
                  (WATER REVENUE, FIRST SECURITY BANK LOC)+/-ss                          0.35          05/01/2017           200,000
        250,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                     LOC)+/-ss                                                           0.21          02/01/2035           250,000
        500,000   RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                     LOC)+/-ss                                                           0.23          10/01/2035           500,000
                                                                                                                          2,450,000
                                                                                                                     --------------
COLORADO: 0.74%
        350,000   COLORADO HFA SINGLE TAXABLE CL I SERIES A-2 (HOUSING REVENUE,
                     DEXIA INSURED)+/-ss                                                 0.65          05/01/2038           350,000
        250,000   COLORADO HFA TAXABLE MULTIFAMILY PROJECT B II (HOUSING REVENUE,
                     FNMA INSURED)+/-ss                                                  0.40          05/01/2049           250,000
        400,000   DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
                     REVENUE, FIRST SECURITY BANK LOC)+/-ss                              0.80          12/15/2037           400,000
                                                                                                                          1,000,000
                                                                                                                     --------------
FLORIDA: 0.82%
        500,000   FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES C
                     (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.14          10/01/2035           500,000
        600,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
                     (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.33          06/01/2032           600,000
                                                                                                                          1,100,000
                                                                                                                     --------------

                   198 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
MASSACHUSETTS: 0.26%
$       350,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
                     (OTHER REVENUE, CITIBANK NA LOC)+/-ss                               0.32%         10/01/2031    $      350,000
                                                                                                                     --------------
MINNESOTA: 0.19%
        260,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
                     REVENUE, GO OF AUTHORITY INSURED)+/-ss                              0.45          07/01/2048           260,000
                                                                                                                     --------------
NEW JERSEY: 0.15%
        195,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
                     SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                     LOC)+/-ss                                                           1.20          11/01/2037           195,000
                                                                                                                     --------------
NEW YORK: 0.22%
        300,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                     (OTHER REVENUE, FGIC INSURED)+/-ss                                  0.39          07/15/2036           300,000
                                                                                                                     --------------
OHIO: 0.86%
        500,000   OHIO HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM (HOUSING
                     REVENUE, GNMA INSURED)+/-ss                                         0.45          09/01/2029           500,000
        250,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                     (HOUSING REVENUE, GNMA INSURED)+/-ss                                0.65          09/01/2039           250,000
        400,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                          0.29          11/01/2029           400,000
                                                                                                                          1,150,000
                                                                                                                     --------------
TENNESSEE: 1.01%
        555,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                     BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.14          07/01/2034           555,000
        500,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                     BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.14          11/01/2035           500,000
        300,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY
                     (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.14          02/01/2036           300,000
                                                                                                                          1,355,000
                                                                                                                     --------------
TEXAS: 0.30%
        100,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                     (OTHER REVENUE, NATIONS BANK NA LOC)+/-ss                           0.32          06/01/2045           100,000
        300,000   TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
                     FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA
                     LOC)+/-ss                                                           0.33          07/01/2020           300,000
                                                                                                                            400,000
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $8,560,000)                                                                           8,560,000
                                                                                                                     --------------
COMMERCIAL PAPER: 49.58%
      1,000,000   AMSTEL FUNDING CORPORATION++##(p)                                      1.78          09/18/2009           999,159
      1,000,000   AMSTEL FUNDING CORPORATION++##(p)                                      1.85          09/14/2009           999,332
        250,000   AMSTERDAM FUNDING CORPORATION++##(p)                                   0.38          09/16/2009           249,960
        500,000   ANTALIS US FUNDING CORPORATION++##(p)                                  0.25          09/24/2009           499,920
        600,000   ANTALIS US FUNDING CORPORATION++##(p)                                  0.28          09/01/2009           600,000
        500,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++##                               0.57          09/08/2009           499,945
        500,000   ASB FINANCE LIMITED (LONDON)++##                                       0.68          09/25/2009           499,773
      1,000,000   ASB FINANCE LIMITED (LONDON)++                                         1.06          07/09/2010           999,170
        500,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                       0.37          09/04/2009           499,985
        750,000   ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                       1.10          09/18/2009           749,610
        500,000   ATLANTIS ONE FUNDING++##(p)                                            0.32          10/19/2009           499,787
        500,000   ATLANTIS ONE FUNDING++##(p)                                            0.32          10/23/2009           499,769
      1,000,000   ATLANTIS ONE FUNDING++##(p)                                            0.33          10/13/2009           999,615

                   Wells Fargo Advantage Master Portfolios 199


              Portfolio of Investments--August 31, 2009 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COMMERCIAL PAPER (continued)
$       500,000   BANK OF AMERICA NA##                                                   0.65%         02/16/2010    $      498,483
        500,000   BANK OF MONTREAL##                                                     0.34          10/08/2009           499,825
        500,000   BASF SE CORPORATION++##                                                0.55          01/14/2010           498,969
        500,000   BASF SE CORPORATION++##                                                0.60          12/17/2009           499,108
        500,000   CAFCO LLC++##                                                          0.29          09/23/2009           499,913
      1,000,000   CAFCO LLC++##                                                          0.35          11/02/2009           999,397
        500,000   CANCARA ASSET SECURITIZATION LLC++##(p)                                0.47          11/10/2009           499,543
      1,000,000   CANCARA ASSET SECURITIZATION LLC++##(p)                                0.65          10/02/2009           999,440
      1,000,000   CANCARA ASSET SECURITIZATION LLC++##(p)                                0.95          12/29/2009           996,860
        500,000   CHARTA LLC++##(p)                                                      0.34          10/22/2009           499,759
        500,000   CHARTA LLC++##(p)                                                      0.37          10/22/2009           499,738
        500,000   CHARTA LLC++##(p)                                                      0.38          10/15/2009           499,768
        500,000   CHARTA LLC++##(p)                                                      0.40          10/06/2009           499,806
        250,000   CIESCO LLC++##(p)                                                      0.33          10/08/2009           249,915
        500,000   CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                             0.40          11/19/2009           499,561
        750,000   CRC FUNDING LLC++##(p)                                                 0.30          11/23/2009           749,481
        300,000   CRC FUNDING LLC++##(p)                                                 0.35          11/02/2009           299,819
        750,000   CRC FUNDING LLC++##(p)                                                 0.38          10/15/2009           749,652
      1,000,000   CROWN POINT CAPITAL COMPANY++##(p)                                     0.70          10/01/2009           999,417
        500,000   DANSKE CORPORATION++##                                                 0.35          09/03/2009           499,990
      1,000,000   DEXIA DELAWARE LLC##                                                   0.26          09/01/2009         1,000,000
        500,000   DNB NOR BANK ASA++##                                                   0.75          09/09/2009           499,917
        500,000   E.ON AG++##                                                            0.67          09/21/2009           499,814
        500,000   E.ON AG++##                                                            0.67          10/01/2009           499,721
      1,000,000   E.ON AG++##                                                            0.70          09/01/2009         1,000,000
        500,000   EKSPORTFINANS ASA++##                                                  0.40          10/20/2009           499,728
        750,000   EKSPORTFINANS ASA++##                                                  1.50          09/02/2009           749,969
        400,000   ENTERPRISE FUNDING LLC++##(p)                                          0.30          12/22/2009           399,627
        500,000   ENTERPRISE FUNDING LLC++##(p)                                          0.31          10/05/2009           499,854
        500,000   ERASMUS CAPITAL CORPORATION++##(p)                                     0.27          09/14/2009           499,951
      1,000,000   FORTIS FUNDING LLC++##                                                 0.25          09/14/2009           999,910
        300,000   FORTIS FUNDING LLC++##                                                 0.27          09/28/2009           299,939
        500,000   GDF SUEZ++##                                                           0.23          10/01/2009           499,904
      1,000,000   GOTHAM FUNDING CORPORATION++##(p)                                      0.23          09/22/2009           999,866
        500,000   GOTHAM FUNDING CORPORATION++##(p)                                      0.25          09/09/2009           499,972
      1,000,000   GOVCO LLC++##(p)                                                       0.37          10/19/2009           999,507
        500,000   GOVCO LLC++##(p)                                                       0.37          10/22/2009           499,738
        300,000   GRAMPIAN FUNDING LLC++##(p)                                            0.54          11/24/2009           299,622
        800,000   GRAMPIAN FUNDING LLC++##(p)                                            0.56          11/20/2009           799,004
        500,000   GRAMPIAN FUNDING LLC++##(p)                                            0.65          10/21/2009           499,549
      1,000,000   IRISH LIFE & PERMANENT++##                                             0.58          09/01/2009         1,000,000
        250,000   LMA AMERICAS LLC++##(p)                                                0.26          10/21/2009           249,910
      1,000,000   LMA AMERICAS LLC++##(p)                                                0.30          10/21/2009           999,583
      1,000,000   LMA AMERICAS LLC++##(p)                                                0.33          10/27/2009           999,487
        500,000   MARKET STREET FUNDING LLC++##(p)                                       0.22          09/23/2009           499,933
        500,000   MARKET STREET FUNDING LLC++##(p)                                       0.28          11/18/2009           499,697
      1,000,000   MATCHPOINT MASTER TRUST++##(p)                                         0.22          09/28/2009           999,835
      1,000,000   METLIFE SHORT TERM FUND++##                                            0.90          09/17/2009           999,600
        500,000   MONT BLANC CAPITAL CORPORATION++##(p)                                  0.24          10/07/2009           499,880
        500,000   MONT BLANC CAPITAL CORPORATION++##(p)                                  0.29          09/08/2009           499,972
        750,000   NATIONWIDE BUILDING SOCIETY++##(p)                                     0.37          11/27/2009           749,329
        500,000   NATIONWIDE BUILDING SOCIETY++##(p)                                     0.37          11/30/2009           499,538
      1,000,000   NATIONWIDE BUILDING SOCIETY++##(p)                                     0.65          09/08/2009           999,874
      1,000,000   NATIXIS COMMERCIAL PAPER++##                                           0.24          09/02/2009           999,993
      1,000,000   NATIXIS US FINANCE COMPANY##                                           0.24          09/01/2009         1,000,000

                   200 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COMMERCIAL PAPER (continued)
$       500,000   OLD LINE FUNDING LLC++##(p)                                            0.36%         09/21/2009    $      499,900
        500,000   PRUDENTIAL PLC++##                                                     0.75          09/15/2009           499,854
        500,000   RANGER FUNDING COMPANY LLC++##(p)                                      0.34          12/02/2009           499,566
         17,000   REGENCY MARKETS # 1 LLC++##(p)                                         0.25          09/15/2009            16,998
        650,000   RHEIN-MAIN SECURITIZATION LIMITED++##(p)                               0.50          11/20/2009           649,278
      1,000,000   RHEIN-MAIN SECURITIZATION LIMITED++##(p)                               0.52          11/05/2009           999,061
        500,000   RHEINGOLD SECURITIZATION++##(p)                                        0.50          11/12/2009           499,500
        500,000   SANPAOLO IMI US FINANCIAL COMPANY##                                    0.41          10/30/2009           499,664
        500,000   SANTANDER CENTRAL HISPANIC FINANCE##                                   0.65          12/02/2009           499,169
        500,000   SCALDIS CAPITAL LLC++##(p)                                             0.30          09/10/2009           499,963
      1,000,000   SCALDIS CAPITAL LLC++##(p)                                             0.30          09/15/2009           999,883
      2,000,000   SOLITAIRE FUNDING LLC++##(p)                                           0.33          10/19/2009         1,999,120
        500,000   SOLITAIRE FUNDING LLC++##(p)                                           0.40          11/17/2009           499,572
      1,000,000   STADSHYPOTEK DELAWARE++##                                              0.40          09/02/2009           999,989
      1,000,000   STADSHYPOTEK DELAWARE++##                                              0.43          09/30/2009           999,654
        250,000   STRAIGHT A FUNDING LLC++##(p)                                          0.27          11/18/2009           249,854
        500,000   STRAIGHT-A FUNDING LLC++##(p)                                          0.27          10/23/2009           499,805
        500,000   STRAIGHT-A FUNDING LLC++##(p)                                          0.28          11/06/2009           499,743
        258,000   STRAIGHT-A FUNDING LLC++##(p)                                          0.28          11/12/2009           257,856
        300,000   STRAIGHT-A FUNDING LLC++##(p)                                          0.37          09/02/2009           299,997
        250,000   SWEDBANK AB++##                                                        0.54          12/02/2009           249,655
        600,000   SWEDBANK AB++##                                                        0.55          12/15/2009           599,038
      1,000,000   SWEDBANK AB++##                                                        0.55          12/22/2009           998,289
        300,000   SWEDBANK AB++##                                                        0.87          02/09/2010           298,833
      1,000,000   THAMES ASSET GLOBAL SECURITIZATION++##(p)                              0.35          10/19/2009           999,533
        291,000   TULIP FUNDING CORPORATION++##(p)                                       0.25          09/01/2009           291,000
        500,000   UBS FINANCE DELAWARE LLC##                                             0.62          12/30/2009           498,967
        500,000   UBS FINANCE DELAWARE LLC##                                             0.70          09/14/2009           499,874
      1,000,000   UNICREDITO ITALIANO BANK OF IRELAND++##                                0.73          11/03/2009           998,723
        864,678   VICTORIA FINANCE LLC+/-++####(a)(i)                                    4.82          01/17/2008           440,986
        500,000   VICTORY RECEIVABLES CORPORATION++##(p)                                 0.25          09/02/2009           499,997
        600,000   VICTORY RECEIVABLES CORPORATION++##(p)                                 0.25          09/14/2009           599,946
        500,000   WESTPAC SECURITIES NZ LIMITED++##                                      0.30          10/06/2009           499,825
        750,000   WESTPAC SECURITIES NZ LIMITED++##                                      0.40          09/15/2009           749,883
      1,000,000   WINDMILL FUNDING CORPORATION++##(p)                                    0.40          10/06/2009           999,611
        300,000   YORKTOWN CAPITAL LLC++##                                               0.28          12/16/2009           299,753
TOTAL COMMERCIAL PAPER (COST $67,093,549)                                                                                66,669,031
                                                                                                                     --------------
MEDIUM TERM NOTES: 2.42%
      1,000,000   CITIGROUP FUNDING INCORPORATED+/-                                      0.76          10/22/2009         1,000,416
      1,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                0.32          10/09/2009         1,499,660
        750,000   ING (USA) GLOBAL FUNDING TRUST+/-(i)                                   1.08          10/19/2009           749,942
TOTAL MEDIUM TERM NOTES (COST $3,250,290)                                                                                 3,250,018
                                                                                                                     --------------
SECURED MASTER NOTE AGREEMENT: 2.04%
      1,775,000   BANK OF AMERICA SECURITIES+/-ss(a)                                     0.48          09/09/2034         1,775,000
        964,000   CITIGROUP GLOBAL+/-++ss                                                0.68          09/09/2049           964,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $2,739,000)                                                                     2,739,000
                                                                                                                     --------------

                   Wells Fargo Advantage Master Portfolios 201


              Portfolio of Investments--August 31, 2009 (Unaudited)


SHORT-TERM INVESTMENT PORTFOLIO

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
TIME DEPOSITS: 6.69%
$     1,000,000   BANK OF IRELAND                                                        0.35%        09/01/2009     $    1,000,000
      2,000,000   BNP PARIBAS PARIS                                                      0.19         09/01/2009          2,000,000
      1,000,000   DANSKE BANK A S COPENHAG                                               0.22         09/02/2009          1,000,000
      2,000,000   DEXIA BANK GRAND CAYMAN                                                0.21         09/01/2009          2,000,000
      2,000,000   KBC BANK NV BRUSSELS                                                   0.22         09/01/2009          2,000,000
      1,000,000   SOCIETE GENERALE PARIS                                                 0.20         09/01/2009          1,000,000
TOTAL TIME DEPOSITS (COST $9,000,000)                                                                                     9,000,000
                                                                                                                     --------------
CERTIFICATES OF DEPOSIT: 7.06%
        550,000   BANCO BILBAO VIZCAYA ARGENTINA                                         0.45         10/01/2009            550,000
        500,000   BANCO BILBAO VIZCAYA ARGENTINA (NEW YORK)                              0.45         10/05/2009            500,005
        300,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        0.51         04/07/2010            299,968
        500,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        1.16         06/24/2010            499,471
        500,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        1.40         11/04/2009            500,062
        400,000   CALYON (NEW YORK)                                                      0.55         03/22/2010            400,112
      1,000,000   CALYON (NEW YORK)                                                      0.66         02/01/2010          1,000,000
        500,000   CALYON (NEW YORK)                                                      0.82         09/02/2009            500,000
        500,000   CREDIT AGRICOLE SA                                                     0.43         09/03/2009            500,000
      1,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.75         07/26/2010            998,876
      1,000,000   NATIONAL BANK CANADA (NEW YORK)                                        0.30         11/24/2009          1,000,000
        500,000   RABOBANK NEDERLAND NV (NEW YORK)                                       0.75         11/09/2009            500,000
        500,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                     0.90         10/01/2009            500,095
        500,000   SOCIETE GENERALE (NEW YORK)+/-                                         0.43         04/05/2010            499,940
        500,000   SVENSKA HANDELSBANKEN (NEW YORK)                                       0.35         09/17/2009            500,007
        750,000   UNICREDITO ITALIANO (NEW YORK)+/-                                      0.82         10/14/2009            750,419
TOTAL CERTIFICATES OF DEPOSIT (COST $9,500,119)                                                                           9,498,955
                                                                                                                     --------------
REPURCHASE AGREEMENTS: 20.00%
      6,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $6,000,037)                                 0.22         09/01/2009          6,000,000
      1,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,008)                      0.28         09/01/2009          1,000,000
      1,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,009)                      0.33         09/01/2009          1,000,000
      3,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $3,000,017)                      0.20         09/01/2009          3,000,000
      1,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,008)                      0.30         09/01/2009          1,000,000
      6,895,635   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $6,895,677)                0.22         09/01/2009          6,895,635
      1,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,007)                      0.26         09/01/2009          1,000,000
      6,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $6,000,037)                                 0.22         09/01/2009          6,000,000
      1,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $1,000,008)                      0.31         09/01/2009          1,000,000
TOTAL REPURCHASE AGREEMENTS (COST $26,895,635)                                                                           26,895,635
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $135,833,593)*                100.70%                                                                          $ 135,404,757
OTHER ASSETS AND LIABILITIES, NET    (0.70)                                                                               (942,561)
                                    ------                                                                           --------------
TOTAL NET ASSETS                    100.00%                                                                          $ 134,462,196
                                    ------                                                                           --------------

                   202 Wells Fargo Advantage Master Portfolios


              Portfolio of Investments--August 31, 2009 (Unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

(p)  Asset-backed commercial paper.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

* Cost for federal income tax purposes is $135,833,593 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation    $     908
Gross unrealized depreciation     (429,744)
                                 ---------
Net unrealized depreciation      $(428,836)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 203


        Statements of Assets and Liabilities--August 31, 2009 (Unaudited)

                                                                       Diversified Fixed   Diversified Stock   Short-Term Investment
                                                                        Income Portfolio       Portfolio             Portfolio
                                                                       -----------------   -----------------   ---------------------
ASSETS
   Investments
      In securities, at value (including securities on loan) .......     $1,301,401,009      $1,861,604,044         $108,509,122
      Collateral received for securities loaned (Note 2) ...........        243,536,501         217,728,768                    0
      In affiliates ................................................         86,341,498          69,077,597                    0
      In repurchase agreements .....................................                  0                   0           26,895,635
                                                                         --------------      --------------         ------------
   Total investments at value (see cost below) .....................      1,631,279,008       2,148,410,409          135,404,757
                                                                         --------------      --------------         ------------
   Cash ............................................................                  0                   0               50,000
   Segregated cash .................................................                  0           4,309,000                    0
   Foreign currency, at value ......................................             62,741           8,808,192                    0
   Foreign taxes receivable ........................................              6,079                   0                    0
   Receivable for investments sold .................................          6,215,335              21,130                    0
   Receivables for dividends and interest ..........................         12,941,088           3,989,895               33,509
   Unrealized appreciation on forward foreign currency contracts ...              2,816                   0                    0
                                                                         --------------      --------------         ------------
Total assets .......................................................      1,650,507,067       2,165,538,626          135,488,266
                                                                         --------------      --------------         ------------
LIABILITIES
   Payable for daily variation margin on futures contracts .........                  0             566,650                    0
   Foreign taxes payable ...........................................                  0             649,207                    0
   Payable for investments purchased ...............................         72,670,592           5,945,789            1,001,150
   Payable upon receipt of securities loaned (Note 2) ..............        247,766,568         225,946,533                    0
   Payable to investment advisor and affiliates (Note 3) ...........            275,432             436,090               12,744
   Accrued expenses and other liabilities ..........................             34,524               3,779               12,176
                                                                         --------------      --------------         ------------
Total liabilities ..................................................        320,747,116         233,548,048            1,026,070
                                                                         --------------      --------------         ------------
TOTAL NET ASSETS ...................................................     $1,329,759,951      $1,931,990,578         $134,462,196
                                                                         ==============      ==============         ============
Investments at cost ................................................     $1,567,522,786      $2,284,226,839         $135,833,593
                                                                         --------------      --------------         ------------
Foreign currencies at cost .........................................     $       63,144      $    8,624,667         $          0
                                                                         --------------      --------------         ------------
Securities on loan, at value (Note 2) ..............................     $  246,266,552      $  216,955,821         $          0
                                                                         --------------      --------------         ------------

The accompanying notes are an integral part of these financial statements.

                   204 Wells Fargo Advantage Master Portfolios


 Statements of Operations--For the Six Months Ended August 31, 2009 (Unaudited)

                                                                      Diversified Fixed   Diversified Stock   Short-Term Investment
                                                                       Income Portfolio       Portfolio             Portfolio
                                                                      -----------------   -----------------   ---------------------
INVESTMENT INCOME
   Dividends(1) ...................................................      $          0       $  19,468,039           $       0
   Interest .......................................................        21,917,330                   0             359,426
   Income from affiliated securities ..............................           314,635              73,452                   0
   Securities lending income ......................................           216,954             624,157                   0
                                                                         ------------       -------------           ---------
Total investment income ...........................................        22,448,919          20,165,648             359,426
                                                                         ------------       -------------           ---------
EXPENSES
   Advisory fees ..................................................         1,640,285           2,649,390              55,106
   Custody fees ...................................................           220,667             543,641              11,021
   Accounting fees ................................................            24,651              32,909              11,259
   Professional fees ..............................................            26,948              28,310              21,707
   Registration fees ..............................................             9,675              16,970               1,422
   Shareholder reports ............................................             2,801               5,220                 872
   Trustees' fees .................................................             5,289               5,289               5,289
   Other fees and expenses ........................................             8,213              29,015               1,743
                                                                         ------------       -------------           ---------
Total expenses ....................................................         1,938,529           3,310,744             108,419
                                                                         ------------       -------------           ---------
LESS
   Waived fees and reimbursed expenses (Note 3) ...................          (160,671)           (489,134)             (2,376)
   Net expenses ...................................................         1,777,858           2,821,610             106,043
                                                                         ------------       -------------           ---------
Net investment income (loss) ......................................        20,671,061          17,344,038             253,383
                                                                         ------------       -------------           ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
      translation .................................................           278,572        (126,716,357)              1,481
   Collateral received for securities loaned ......................                 0            (565,694)                  0
   Futures transactions ...........................................                 0           6,733,470                   0
   Affiliated securities ..........................................                 0            (427,203)                  0
                                                                         ------------       -------------           ---------
Net realized gain and loss from investments .......................           278,572        (120,975,784)              1,481
                                                                         ------------       -------------           ---------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
      translation .................................................        61,612,974         731,641,253              51,253
   Collateral received for securities loaned ......................          (101,187)           (220,491)                  0
   Forward foreign currency contracts .............................           215,576              (9,386)                  0
   Futures transactions ...........................................                 0           1,424,300                   0
                                                                         ------------       -------------           ---------
Net change in unrealized appreciation (depreciation) of
   investments ....................................................        61,727,363         732,835,676              51,253
                                                                         ------------       -------------           ---------
Net realized and unrealized gain on investments ...................        62,005,935         611,859,892              52,734
                                                                         ------------       -------------           ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............      $ 82,676,996       $ 629,203,930           $ 306,117
                                                                         ------------       -------------           ---------
(1.) Net of foreign withholding taxes of ..........................      $          0       $   1,049,732           $       0
                                                                         ============       =============           =========

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

                   206 Wells Fargo Advantage Master Portfolios


                       Statements of Changes in Net Assets

                                                                                   DIVERSIFIED FIXED INCOME PORTFOLIO
                                                                                  ------------------------------------
                                                                                       For the
                                                                                  Six Months Ended        For the
                                                                                   August 31, 2009       Year Ended
                                                                                     (Unaudited)     February 28, 2009
                                                                                  ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................    $  919,283,899      $ 747,540,015
OPERATIONS
   Net investment income ......................................................        20,671,061         36,176,148
   Net realized gain (loss) on investments ....................................           278,572          1,789,986
   Net change in unrealized appreciation (depreciation) of investments ........        61,727,363        (35,911,700)
                                                                                   --------------      -------------
Net increase (decrease) in net assets resulting from operations ...............        82,676,996          2,054,434
                                                                                   --------------      -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................       363,254,836        393,316,244
   Withdrawals ................................................................       (35,455,780)      (223,626,794)
                                                                                   --------------      -------------
Net increase (decrease) from transactions in investors' beneficial interests ..       327,799,056        169,689,450
                                                                                   --------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................       410,476,052        171,743,884
                                                                                   --------------      -------------
ENDING NET ASSETS .............................................................    $1,329,759,951      $ 919,283,899
                                                                                   ==============      =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 207


                       Statements of Changes in Net Assets

     DIVERSIFIED STOCK PORTFOLIO          SHORT-TERM INVESTMENT PORTFOLIO
------------------------------------   ------------------------------------
     For the                                For the
Six Months Ended         For the       Six Months Ended        For the
 August 31, 2009       Year Ended       August 31, 2009       Year Ended
   (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009
----------------   -----------------   ----------------   -----------------
 $1,113,789,546      $1,472,810,890      $ 92,312,693       $124,923,826

     17,344,038          29,233,113           253,383          2,814,186
   (120,975,784)        (16,856,219)            1,481             (4,661)
    732,835,676        (842,184,297)           51,253           (371,694)
 --------------      --------------      ------------       ------------
    629,203,930        (829,807,403)          306,117          2,437,831
 --------------      --------------      ------------       ------------

    385,675,857         693,000,297        48,108,678         61,740,164
   (196,678,755)       (222,214,238)       (6,265,292)       (96,789,128)
 --------------      --------------      ------------       ------------
    188,997,102         470,786,059        41,843,386        (35,048,964)
 --------------      --------------      ------------       ------------
    818,201,032        (359,021,344)       42,149,503        (32,611,133)
 ==============      ==============      ============       ============
 $1,931,990,578      $1,113,789,546      $134,462,196       $ 92,312,693
 ==============      ==============      ============       ============

                  208 Wells Fargo Advantage Master Portfolios


                              Financial Highlights

                                                     Ratio to Average Net Assets (Annualized)(1)
                                                  ------------------------------------------------               Portfolio
                                                  Net Investment     Gross    Expenses       Net       Total      Turnover
                                                   Income (Loss)   Expenses    Waived     Expenses   Return(2)    Rate(4)
                                                  --------------   --------   --------    --------   ---------   ---------
DIVERSIFIED FIXED INCOME PORTFOLIO
March 1, 2009 to August 31, 2009 (Unaudited) ..        3.75%         0.35%    (0.02)%       0.33%       7.61%        27%
March 1, 2008 to February 28, 2009 ............        4.18%         0.35%     0.00%(5)     0.35%       0.00%        51%
March 1, 2007 to February 29, 2008 ............        4.54%         0.35%     0.00%(5)     0.35%       9.56%        84%
June 26, 2006(3) to February 28, 2007 .........        4.52%         0.37%    (0.01)%       0.36%       6.70%       165%
DIVERSIFIED STOCK PORTFOLIO
March 1, 2009 to August 31, 2009 (Unaudited) ..        2.23%         0.43%    (0.08)%       0.35%      52.61%        14%
March 1, 2008 to February 28, 2009 ............        2.02%         0.43%    (0.01)%       0.42%     (46.36)%       29%
March 1, 2007 to February 29, 2008 ............        1.66%         0.43%     0.00%(5)     0.43%      (2.23)%       29%
June 26, 2006(3) to February 28, 2007 .........        1.25%         0.44%    (0.01)%       0.43%      16.12%        87%
SHORT-TERM INVESTMENT PORTFOLIO
March 1, 2009 to August 31, 2009 (Unaudited) ..        0.46%         0.20%    (0.01)%       0.19%       0.91%        NA
March 1, 2008 to February 28, 2009 ............        2.32%         0.19%    (0.01)%       0.18%       0.92%        NA
March 1, 2007 to February 29, 2008 ............        4.99%         0.17%    (0.01)%       0.16%       4.81%        NA
June 26, 2006(3) to February 28, 2007 .........        5.21%         0.18%    (0.01)%       0.17%       4.00%        NA

----------
(1.) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
     (Note 3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) Commencement of operations.

(4.) Portfolio turnover rates presented for periods of less than one year are not annualized.

(5.) Amount calculated is less than .005%.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Master Portfolios 209


                         Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 23 separate investment portfolios. These financial statements are for three of those portfolios as follows: the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Short-Term Investment Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 24, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Short-Term Investment Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

                  210 Wells Fargo Advantage Master Portfolios


                         Notes to Financial Statements

FAIR VALUATION MEASUREMENTS

In accordance with Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in securities:

                                                                    Significant Other       Significant
                                                    Quoted Prices   Observable Inputs   Unobservable Inputs   Total Fair Value
INVESTMENTS IN SECURITIES*                             Level 1           Level 2              Level 3          as of 8/31/2009
--------------------------                         --------------   -----------------   -------------------   ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO
   Corporate debt securities                       $            0     $  459,597,644         $3,738,101        $  463,335,745
   Debt securities issued by foreign governments                0        327,925,576                  0           327,925,576
   Debt securities issued by states in the U.S.
      and its political subdivisions                            0        252,720,804                  0           252,720,804
   Mortgage-backed securities                                   0        412,840,251                  0           412,840,251
   Registered investment companies                    123,409,747                  0                  0           123,409,747
   Short-term investments                                       0         51,046,885                  0            51,046,885
   TOTAL                                           $  123,409,747     $1,504,131,160         $3,738,101        $1,631,279,008
DIVERSIFIED STOCK PORTFOLIO
Equity securities
      Common stocks                                $1,852,787,050     $            0         $  883,833        $1,853,670,883
      Mutual fund shares                              100,953,319                  0                  0           100,953,319
      Preferred stock                                  14,331,410                  0                  0            14,331,410
      Rights                                                  591                  0              5,210                 5,801
      Warrants                                              8,660                  0                  0                 8,660
   Corporate debt securities                                    0         99,933,546          6,348,294           106,281,840
   Debt securities issued by states in the U.S.
      and its political subdivisions                            0         16,818,662                  0            16,818,662
Short-term investments                                          0         56,339,834                  0            56,339,834
   TOTAL                                           $1,968,081,030     $  173,092,042         $7,237,337        $2,148,410,409

                  Wells Fargo Advantage Master Portfolios 211


                         Notes to Financial Statements

                                                                    Significant Other       Significant
                                                    Quoted Prices   Observable Inputs   Unobservable Inputs   Total Fair Value
INVESTMENTS IN SECURITIES*                             Level 1           Level 2              Level 3          as of 8/31/2009
--------------------------                         --------------   -----------------   -------------------   ----------------
SHORT-TERM INVESTMENT PORTFOLIO
   Corporate debt securities                       $            0     $   78,484,256         $2,965,911        $   81,450,167
   Debt securities issued by states in the U.S.
      and its political subdivisions                            0          8,560,000                  0             8,560,000
   Other                                                        0         18,498,955                  0            18,498,955
   Repurchase agreements                                        0         26,895,635                  0            26,895,635
   TOTAL                                           $            0     $  132,438,846         $2,965,911        $  135,404,757

* Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in other financial instruments:*

                                                                      Total Unrealized
                                                                        Appreciation/
MASTER PORTFOLIOS                      Level 1    Level 2   Level 3    (Depreciation)
-----------------                    ----------   -------   -------   ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO   $    2,816      $0        $0        $    2,816
DIVERSIFIED STOCK PORTFOLIO           1,104,968       0         0         1,104,968

*    Other financial instruments include: futures, and sale commitments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                             Short-term
                                                      Diversified Fixed     Diversified      Investment
                                                       Income Portfolio   Stock Portfolio    Portfolio
                                                      -----------------   ---------------   -----------
BALANCE AS OF 02/28/2009                                 $4,489,374         $11,425,032     $ 6,175,727
EQUITY SECURITIES
   Common stocks
   Accrued discounts (premiums)                                   0                   0               0
   Realized gain (loss)                                           0             (16,704)              0
   Change in unrealized appreciation (depreciation)               0             347,887               0
   Net purchases (sales)                                          0                   0               0
   Transfer in (out) of Level 3                                   0             (99,377)              0
RIGHTS
   Accrued discounts (premiums)                                   0                   0               0
   Realized gain (loss)                                           0                   0               0
   Change in unrealized appreciation (depreciation)               0                   0               0
   Net purchases (sales)                                          0               5,211               0
   Transfer in (out) of Level 3                                   0                   0               0
CORPORATE DEBT SECURITIES
   Accrued discounts (premiums)                                   0                   0               0
   Realized gain (loss)                                           0            (565,694)         22,406
   Change in unrealized appreciation (depreciation)         (50,432)           (220,491)         (7,222)
   Net purchases (sales)                                   (700,841)         (3,638,527)     (4,684,000)
   Transfer in (out) of Level 3                                   0                   0       1,459,000
BALANCE AS OF 08/31/2009                                 $3,738,101         $ 7,237,337     $ 2,965,911

                  212 Wells Fargo Advantage Master Portfolios


                         Notes to Financial Statements

                                                      Diversified Fixed     Diversified      Investment
                                                       Income Portfolio   Stock Portfolio    Portfolio
                                                      -----------------   ---------------   -----------
   Change in unrealized appreciation (depreciation)
      relating to securities held at the end
      of reporting period                                $  (50,432)        $   380,987     $    (7,222)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method.

To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. The Funds of the Trust are not required to pay U.S. federal income taxes on their net investment income and net capital gain as they are treated as partnerships for U.S. federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: February 28, 2007; February 29, 2008; February 28, 2009) are subject to examination by the Internal Revenue Service and state departments of revenue.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

                   Wells Fargo Advantage Master Portfolios 213


                         Notes to Financial Statements

As of August 31, 2009, outstanding forward contracts were as follows:

                                                                                                               Net Unrealized
                                     Currency Amount        Type of                          Currency Amount    Appreciation
PORTFOLIO                             to be Received       Currency        Settlement Date   to be Delivered   (Depreciation)
---------                            ---------------   -----------------   ---------------   ---------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO         125,000     Australian Dollar      12/4/2009           105,123            528
                                            50,000      Canadian Dollar       12/4/2009            45,905           (233)
                                           300,000       Danish Krone         12/4/2009            57,715             66
                                         1,150,000           Euro             12/4/2009         1,649,386           (735)
                                        (1,500,000)          Euro             12/4/2009        (2,148,375)         (2,039)
                                           450,000       British Pound        12/4/2009           733,487            (909)
                                       130,000,000       Japanese Yen         12/4/2009         1,390,596           6,502
                                           500,000       Swedish Krona        12/4/2009            70,604            (364)

FUTURES CONTRACTS

Certain Funds are subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risks to the Funds since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At August 31, 2009, the Diversified Stock Portfolio had long futures contracts outstanding as follows:

                                                                                  Notional    Net Unrealized
                                                                                  Contract     Appreciation
PORTFOLIO                     Contracts          Type         Expiration Date      Amount     (Depreciation)
---------                     ---------   -----------------   ---------------   -----------   --------------
DIVERSIFIED STOCK PORTFOLIO   273 Long    MidCap 400 FUTURE    September 2009   $17,434,215     $  419,985
                              301 Long    Russell 2000 MINI    September 2009    16,932,318        275,852
                              326 Long        S&P 500 EMINI    September 2009    16,211,979        409,131
                                                                                $50,578,512     $1,104,968

On August 31, 2009, the cumulative appreciation on futures contracts is $1,104,968 as shown in the table above. The payable for daily variation margin on open futures contract only represents the current day's variation margin. The realized gains and change in unrealized gains on futures contracts are reflected in the Statement of Operations.

Diversifed Stock Portfolio had an average contract amount of $37,240,605 in futures contracts during the six-month period ended August 31, 2009.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights. Repurchase agreements outstanding at six-month period ended August 31, 2009 are listed in the Funds' Portfolio of Investments.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received

                  214 Wells Fargo Advantage Master Portfolios


                          Notes to Financial Statements

as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the six-month period, ended August 31, 2009 Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at August 31, 2009, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Portfolios may invest in structured debt securities, such as those issued by Structured Investment Vehicles, or "SIVs". SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of August 31, 2009, the following funds owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

PORTFOLIO                            Defaulted SIVs ($MV)   % of Net Assets
---------                            --------------------   ---------------
Diversified Fixed Income Portfolio       $2,804,310               0.21
Diversified Stock Portfolio               4,137,470               0.21
Short-Term Investment Portfolio             440,986               0.33

                   Wells Fargo Advantage Master Portfolios 215


                         Notes to Financial Statements

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                           Advisory                                         Subadvisory
                                                          Fees (% of                                         Fees (% of
                                       Average Daily    Average Daily                     Average Daily    Average Daily
PORTFOLIO                               Net Assets       Net Assets)      Subadviser        Net Assets      Net Assets)
---------                            ----------------   -------------   -------------   ----------------   -------------
DIVERSIFIED FIXED INCOME PORTFOLIO   First $1 billion       0.300         SSgA Funds    First $1 billion       0.100
                                      Next $4 billion       0.275         Management     Over $1 billion       0.080
                                      Over $5 billion       0.250        Incorporated
DIVERSIFIED STOCK PORTFOLIO          First $1 billion       0.350         SSgA Funds    First $1 billion       0.100
                                      Next $4 billion       0.325         Management     Over $1 billion       0.080
                                      Over $5 billion       0.300        Incorporated
SHORT-TERM INVESTMENT PORTFOLIO      All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                          Management     Next $2 billion       0.030
                                                                         Incorporated    Next $3 billion       0.020
                                                                                         Over $6 billion       0.010

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following rates:

                                       % of Average
PORTFOLIO                            Daily Net Assets
---------                            ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO         0.04
DIVERSIFIED STOCK PORTFOLIO                0.07
SHORT-TERM INVESTMENT PORTFOLIO            0.02

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended August 31, 2009, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from custody fees collected, if any. Funds Management has contractually committed through June 30, 2010 to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios, including the underlying fees and expenses of the Funds, for certain series of Wells Fargo Funds Trust that invest substantially all or a portion of their assets in the Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended August 31, 2009, were as follows:

PORTFOLIO                            Purchases at Cost   Sales Proceeds
---------                            -----------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO      $675,740,008      $289,150,616
DIVERSIFIED STOCK PORTFOLIO              346,048,999       211,147,696

                  216 Wells Fargo Advantage Master Portfolios


                         Notes to Financial Statements

5. SUBSEQUENT EVENTS

On October 5, 2009, State Street Bank and Trust Company ("State Street") replaced WFB and PNC Global Investing Service (U.S.), Inc. as the custodian and fund accountant, respectively, for the Funds pursuant to a custody and fund accounting agreement (the "Agreement.") Pursuant to the Agreement, State Street is entitled to an annual asset-based fee for domestic custody services for the Funds of 0.10 basis points of the complex wide net assets, and for certain specific transaction fees which are set forth in the Agreement. State Street is also entitled to a fee for global custody services for non-US assets in the Funds, which is divided into an annual asset-based fee ranging from 1.00 basis points to 55.00 basis points of month-end assets held, and specific trading fees, both of which vary by country, and are also set forth in the Agreement. Also pursuant to the Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATE SCHEDULES

On August 12, 2009, the Board of Trustees approved the following changes, effective October 1, 2009, to the investment advisory fee rate schedule payable by the Diversified Fixed Income and Diversified Stock Portfolios to Funds Management at the annual rates shown below.

Advisory Fee Rate Schedule Effective October 1, 2009:

                                       % of Average
Average Daily Net Assets             Daily Net Assets
------------------------             ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO
First $500 million                         0.30%
Next $500 million                          0.28%
Next $2 billion                            0.26%
Over $3 billion                            0.24%

                                       % of Average
Average Daily Net Assets             Daily Net Assets
------------------------             ----------------
DIVERSIFIED STOCK PORTFOLIO
First $500 million                         0.35%
Next $500 million                          0.33%
Next $2 billion                            0.31%
Over $3 billion                            0.29%

The Board of Trustees also approved the following changes, effective October 1, 2009, to the investment sub-advisory advisory fee rate schedule payable by the Diversified Fixed Income and Diversified Stock Portfolios to SSgA at the annual rates shown below.

Sub-Advisory Fee Rate Schedule Effective October 1, 2009:

                                       % of Average
Average Daily Net Assets             Daily Net Assets
------------------------             ----------------
DIVERSIFIED FIXED INCOME PORTFOLIO
First $1 billion                           0.10%
Next $1 billion                            0.08%
Next $3 billion                            0.07%
Over $5 billion                            0.05%
DIVERSIFIED STOCK PORTFOLIO
First $1 billion                           0.10%
Next $1 billion                            0.08%
Next $3 billion                            0.07%
Over $5 billion                            0.05%

             Wells Fargo Advantage Dow Jones Target Date Funds 217


                               Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"), and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                         Position Held and
Name and Age            Length of Service(2)             Principal Occupations During Past Five Years           Other Directorships
------------         -------------------------   ------------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser      None
66                   Chairman, since 2005        Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Trustee, since 2009         Retired. Prior thereto, President and CEO of BellSouth         CIGNA Corporation;
56                                               Advertising and Publishing Corp. from 2005 to 2007,            Deluxe Corporation
                                                 President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to
                                                 2003. Currently a member of the Iowa State University
                                                 Foundation Board of Governors and a member of the Advisory
                                                 Board of Iowa State University School of Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief      None
60                                               Investment Officer of Minneapolis Employees Retirement Fund
                                                 from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

David F. Larcker     Trustee, since 2009         James Irvin Miller Professor of Accounting at the Graduate     None
58                                               School of Business, Stanford University. Director of
                                                 Corporate Governance Research Program and Co-Director of The
                                                 Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
                                                 Business, Stanford University. Prior thereto, Ernst & Young
                                                 Professor of Accounting at The Wharton School, University of
                                                 Pennsylvania from 1985 to 2005.

              218 Wells Fargo Advantage Dow Jones Target Date Funds


                                Other Information

                         Position Held and
Name and Age            Length of Service(2)             Principal Occupations During Past Five Years           Other Directorships
------------         -------------------------   ------------------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,    None
56                                               University of Pennsylvania. Director of the Boettner Center
                                                 on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                                 associate, National Bureau of Economic Research.

Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative             None
57                                               Foundation, a non-profit organization since 2007 and Senior
                                                 Fellow at the Humphrey Institute Policy Forum at the
                                                 University of Minnesota since 1995. Member of the Board of
                                                 Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General        None
69                                               Counsel of the Minneapolis Employees Retirement Fund from
                                                 1984 to present.

Officers

                         Position Held and
Name and Age            Length of Service(2)             Principal Occupations During Past Five Years           Other Directorships
------------         -------------------------   ------------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and         None
50                                               President of  Wells Fargo Funds Management, LLC since 2003.
                                                 Senior Vice President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds       None
49                   Chief Legal Officer,        Management, LLC since 2001. Managing Counsel of Wells Fargo
                     since 2003                  Bank, N.A. since 2000.

David Berardi(3)     Treasurer and               Vice President of Evergreen Investment Management Company,     None
34                   Assistant Treasurer,        LLC since 2008. Assistant Vice President of Evergreen
                     since 2009                  Investment Services, Inc. from 2004 to 2008. Manager of Fund
                                                 Reporting and Control for Evergreen Investment Management
                                                 Company, LLC since 2004.

Jeremy DePalma(3)    Treasurer and               Senior Vice President of Evergreen Investment Management       None
35                   Assistant Treasurer,        Company, LLC since 2008. Vice President, Evergreen
                     since 2009                  Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                                 President, Evergreen Investment Services, Inc. from 2000 to
                                                 2004 and the head of the Fund Reporting and Control Team
                                                 within Fund Administration since 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management,      None
45                   since 2007                  LLC since 2007. Chief Compliance Officer of Parnassus
                                                 Investments from 2005 to 2007. Chief Financial Officer of
                                                 Parnassus Investments from 2004 to 2007. Senior Audit
                                                 Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective June 1, 2009.

              Wells Fargo Advantage Dow Jones Target Date Funds 219


                                Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

DOW JONES TARGET TODAY FUND, DOW JONES TARGET 2010 FUND, DOW JONES TARGET 2015 FUND, DOW JONES TARGET 2020 FUND, DOW JONES TARGET 2025 FUND, DOW JONES TARGET 2030 FUND, DOW JONES TARGET 2035 FUND, DOW JONES TARGET 2040 FUND, DOW JONES TARGET 2045 FUND, DOW JONES TARGET 2050 FUND, DIVERSIFIED STOCK PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO AND SHORT-TERM INVESTMENT PORTFOLIO

The Boards of Trustees (collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively, the "Trusts"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required to annually review and consider the continuation of the investment advisory and sub-advisory agreements. During the six months covered by this report, the Boards reviewed and re-approved:

     (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Dow Jones Target Today Fund, Dow Jones Target 2010 Fund, Dow Jones Target 2015 Fund, Dow Jones Target 2020 Fund, Dow Jones Target 2025 Fund, Dow Jones Target 2030 Fund, Dow Jones Target 2035 Fund, Dow Jones Target 2040 Fund, Dow Jones Target 2045 Fund and Dow Jones Target 2050 Fund (the "Target Date Funds");

     (ii) an investment sub-advisory agreement with Global Index Advisors, Inc. ("GIA") for the Target Date Funds;

     (iii) an investment advisory agreement with Funds Management for the Diversified Fixed Income Portfolio, Diversified Stock Portfolio and Short-Term Investment Portfolio (the "Master Portfolios");

     (iv) an investment sub-advisory agreement with SSgA Funds Management, Inc. ("SSgA") for the Diversified Stock Portfolio and Diversified Fixed Income Portfolio; and

     (v) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Short-Term Investment Portfolio.

The investment advisory agreements with Funds Management and the investment sub-advisory agreements with GIA, SSgA and Wells Capital Management (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements." The Target Date Funds and Master Portfolios identified above are collectively referred to as the "Funds."

More specifically, at meetings held on March 27, 2009, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and continuation of the Advisory Agreements. Prior to the March 27, 2009, meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Because the Target Date Funds are gateway blended funds that invest all of their assets in the Master Portfolios, information provided to the Boards regarding the Target Date Funds is also applicable to the Master Portfolios, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management of the Funds.

              220 Wells Fargo Advantage Dow Jones Target Date Funds


                                Other Information

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Boards considered the performance results for each Fund over various time periods ended December 31, 2008, and in comparison to each Fund's benchmark index and to other comparative data. They also considered, for most of the Funds, performance results in comparison to the median performance of a universe of mutual funds that was determined by Lipper Inc. ("Lipper") to be similar to a Fund (the "Universe"), Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board of Funds Trust noted that the performance of each Target Date Fund was better than or equal to the median performance of each such Fund's Universe for all time periods. The Board of Master Trust noted that the performance of the Master Portfolios was not compared to a Universe. The Board of Master Trust noted that the performance of the Managed Fixed Income Portfolio was not compared to a Universe.

The Board of Funds Trust received and considered information regarding each Target Date Fund's contractual advisory fee and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 fees, service fees, fee waivers/caps and/or expense reimbursements. The Board of Master Trust received and considered information regarding each Master Portfolio's contractual advisory fee and custody fee. The Boards also considered these fees in comparison to the median fees of a narrower group of mutual funds that was determined by Lipper to be similar to the Funds (the "Expense Group") and to other comparative data. The Boards received a description of the methodology used by Lipper to select the mutual funds in a Fund's Expense Group. The Board of Funds Trust noted that the net operating expense ratios of each Fund were lower than or in range of each Target Date Fund's Expense Group's median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administrative and other services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Expense Group. The Board of Funds Trust noted for each Target Date Fund that the Advisory Agreement Rates and Net Advisory Rates reflected a pro rata portion of the Advisory Agreement Rates of the Master Portfolios, as well as a 0.25% asset allocation advisory fee. The Boards also noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to or not appreciably higher than the median

              Wells Fargo Advantage Dow Jones Target Date Funds 221


                                Other Information

rates of each Fund's respective Expense Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's Expense Group, and reasonable in relation to the services provided. [Margery - Boards and Funds have both been defined to include the Master Portfolios and the Master Trust Board.]

The Boards also concluded that the Sub-Advisory Agreement Rates were reasonable in relation to the services provided.

PROFITABILITY

The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to all Wells Fargo businesses of providing services to each Fund and the Fund complex as a whole. The Boards also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2009 Board meetings. The Boards concluded that, in light of the costs of providing investment management and other services to each Fund and the Fund complex as a whole, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Boards did not consider separate profitability information with respect to the Sub-Advisers, as their profitability from their relationships with the Funds was not a material factor in determining whether to renew the investment sub-advisory agreements. The Boards noted that the profitability of Wells Capital Management, which is affiliated with Funds Management, was included in the profitability analysis provided by Funds Management. The Boards also noted that the sub-advisory fees paid to the sub-advisers that are not affiliated with Funds Management had been negotiated by Funds Management on an arm's length basis.

ECONOMIES OF SCALE

The Boards received and considered general information regarding economies of scale with respect to the management of the Funds, including whether the Funds have appropriately benefited from any economies of scale and the potential for future realization of economies of scale. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Boards reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

              222 Wells Fargo Advantage Dow Jones Target Date Funds


                                Other Information

OTHER FACTORS AND BROADER REVIEW

The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for each Fund was in the best interest of the Fund and its shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one year period.

              Wells Fargo Advantage Dow Jones Target Date Funds 223


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
ETF   -- Exchange-Traded Fund
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Company
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MMD   -- Municipal Market Data
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
SPDR  -- Standard & Poor's Depositary Receipts
STIT  -- Short-Term Investment Trust
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

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

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

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

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WELLS FARGO
ADVANTAGE FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

                                                                (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds         118018 10-09
                                                                                                       SOFLD/SAR101 08-09

                                                               WELLS   ADVANTAGE
                                                               FARGO   FUNDS

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Semi-Annual Report
August 31, 2009

(GRAPHIC)

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CLASS A, CLASS B, AND INVESTOR CLASS

-    WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
California Tax-Free Money Market Fund ....................................     4
Government Money Market Fund .............................................     6
Minnesota Money Market Fund ..............................................     8
Money Market Fund ........................................................    10
Municipal Money Market Fund ..............................................    12
National Tax-Free Money Market Fund ......................................    14
Treasury Plus Money Market Fund ..........................................    16
100% Treasury Money Market Fund ..........................................    18
FUND EXPENSES ............................................................    20
PORTFOLIO OF INVESTMENTS
California Tax-Free Money Market Fund ....................................    22
Government Money Market Fund .............................................    32
Minnesota Money Market Fund ..............................................    36
Money Market Fund ........................................................    39
Municipal Money Market Fund ..............................................    49
National Tax-Free Money Market Fund ......................................    55
Treasury Plus Money Market Fund ..........................................    75
100% Treasury Money Market Fund ..........................................    76
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    78
Statements of Operations .................................................    80
Statements of Changes in Net Assets ......................................    82
Financial Highlights .....................................................    90
NOTES TO FINANCIAL STATEMENTS ............................................    96
OTHER INFORMATION ........................................................   104
LIST OF ABBREVIATIONS ....................................................   109

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO
     INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                   2 Wells Fargo Advantage Money Market Funds


                             Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE TREND OVER THE SIX-MONTH PERIOD WAS ONE OF STEADY IMPROVEMENT IN INVESTOR CONFIDENCE AND IN CREDIT MARKET CONDITIONS.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS for the six-month period that ended August 31, 2009. At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. We began to see the positive effects from government intervention programs in the spring of 2009 as the credit system began to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the six-month period was one of steady improvement in investor confidence and in credit market conditions. Overall, the six-month period finished with indications of stronger investor sentiment than when it began.

CREDIT MARKETS SHOWED SIGNS OF IMPROVEMENT.

After the credit crisis of late 2008, short-term credit markets slowly regained their footing in early 2009. Many investors remained skeptical of certain financial institutions for several months which caused areas of the credit markets to remain partially or fully illiquid for months after the crisis. Thus, the thawing of the frozen credit system relied on the government to break the ice as the lender of last resort. Even though the government had been chipping away at the ice for several months, the real thawing did not begin until the spring of 2009. By leading the way back to the market, several investors slowly began to follow the government's example, believing that in the worst case scenario the government would likely step in. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

GOVERNMENT PROGRAMS SERVED THEIR PURPOSE AND BEGAN TO DECLINE IN USE.

Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most impactful programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF), the Commercial Paper Funding Facility (CPFF), and the Temporary Liquidity Guarantee Program (TLGP). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. Towards the end of the third quarter of 2009, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little sign of concern for the end of the programs which, in our view, was an indication of how far credit markets had improved over the last six months. Looking further back over the last 12 months since the Lehman Brothers collapse of 2008 and the resulting credit crisis, credit markets seemed to have satisfactorily stabilized and have begun to show signs of business as usual.

                   Wells Fargo Advantage Money Market Funds 3


                             Letter to Shareholders

OUR OPTIMISM IS TEMPERED WITH CAUTION.

Although credit markets have improved considerably since the fall of 2008, in our opinion, there are still reasons to remain prudent. Although we have seen signs of economic improvement, several of the economic measures still remind us that we are not yet in a full recovery. Unemployment figures finished the six-month period at better levels than their lows from March 2009, but remain suggestive of recessionary conditions. We believe that when the final economic numbers for the third quarter of 2009 are calculated that the quarter might prove to be the first positive growth quarter in more than a year, but this will not necessarily mean that the downturn is behind us. Short-term debt securities have improved considerably with the improved credit markets, but any persistent pressures on the business markets may continue to stress the risk profiles of some securities.

Our response to these ongoing economic developments remains the same. We continue to manage our money market funds with a cautious and conservative assessment of the continued risks in the financial markets. Our priority is to be a stable custodian of investor assets, which is often underappreciated during stable market conditions, but quickly recognized during more difficult times. The Wells Fargo Advantage Money Market Funds seek to provide our investors with the preservation of principal, ample liquidity, and competitive returns that are characteristic of a preeminent money market fund manager.

A STEADY INVESTMENT DISCIPLINE AND BROAD DIVERSIFICATION OPTIONS MAY HELP.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

SHORT-TERM DEBT SECURITIES HAVE IMPROVED CONSIDERABLY WITH THE IMPROVED CREDIT MARKETS, BUT ANY PERSISTENT PRESSURES ON THE BUSINESS MARKETS MAY CONTINUE TO STRESS THE RISK PROFILES OF SOME SECURITIES.

                   4 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

January 1, 1992

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                  (PIE CHART)

Municipal Commercial Paper    (8%)
Muncipal Bonds               (92%)

MUTURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                  (PIE CHART)

1 day          (6%)
2-7 days      (84%)
8-14 days      (2%)
30-59 days     (3%)
60-89 days     (1%)
90-179 days    (4%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 5


                             Performance Highlights

           WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A
                                                                     (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2009)

CALIFORNIA TAX-FREE MONEY MARKET FUND   6 Month*   1 Year   5 Year   10 Year
-------------------------------------   --------   ------   ------   -------
Class A (SGCXX)                           0.01      0.57     1.87      1.66

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2009)

7-Day Current Yield     0.01%
7-Day Compound Yield    0.01%
30-Day Simple Yield     0.01%
30-Day Compound Yield   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.50)%.

                   6 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
The Wells Fargo Advantage Government Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
David D. Sylvester

FUND INCEPTION
November 16, 1987

PORTFOLIO ALLOCATION1 (AS OF
AUGUST 31, 2009)

MATURITY DISTRIBUTION1 (AS OF
AUGUST 31, 2009)

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

Corporate Bonds & Notes     (4%)
Commercial Paper            (4%)
Federal Agencies           (50%)
Repurchase Agreements      (42%)

MUTURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2008)

                                  (PIE CHART)

1 days         (30%)
2-7 days       (12%)
8-14 days       (6%)
15-29 days      (7%)
30-59 days      (9%)
60-89 days     (11%)
90-179 days    (15%)
180-269 days    (1%)
270+ days       (9%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 7


                             Performance Highlights

        WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

GOVERNMENT MONEY MARKET FUND   6 Month*   1 Year   5 Year   10 Year
----------------------------   --------   ------   ------   -------
Class A (WFGXX)                  0.01      0.33     2.76      2.66

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)
(AS OF AUGUST 31, 2009)
-----------------------
7-Day Current Yield       0.01%
7-Day Compound Yield      0.01%
30-Day Simple Yield       0.01%
30-Day Compound Yield     0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND.

----------
(2.) Performance shown prior to the inception of the Class A shares on November
     8, 1999, reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.41)%.

                   8 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo Advantage Minnesota Money Market Fund (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal Alternative Minimum Tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

August 14, 2000

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

Municipal Commercial Paper    (1%)
Municipal Bonds              (99%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

1 day        (18%)
2-7 days     (79%)
30-59 days    (1%)
270+ days     (2%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 9


                             Performance Highlights

         WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2009)

MINNESOTA MONEY MARKET FUND   6 Month*   1 Year   5 Year   Life of Fund
---------------------------   --------   ------   ------   ------------
Class A (WMNXX)                 0.02      0.63     1.82        1.55

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (2)
(AS OF AUGUST 31, 2009)

7-Day Current Yield       0.01%
7-Day Compound Yield      0.01%
30-Day Simple Yield       0.01%
30-Day Compound Yield     0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.56)%.

                   10 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE MONEY MARKET FUND - CLASS A, B AND INVESTOR CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

July 1, 1992

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

Certificates of Deposit       (6%)
Commercial Paper             (54%)
Floating Rate Bonds          (14%)
Municipal Bonds               (8%)
Repurchase Agreements         (8%)
Short-Term Corporate Bonds    (3%)
Time Deposits                 (7%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

1 day          (19%)
2-7 days       (14%)
8-14 days       (9%)
15-29 days     (11%)
30-59 days     (29%)
60-89 days     (10%)
90-179 days     (6%)
180-269 days    (1%)
270+ days       (1%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 11


                             Performance Highlights

         WELLS FARGO ADVANTAGE MONEY MARKET FUND - CLASS A, B AND INVESTOR CLASS
                                                                     (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

MONEY MARKET FUND           6 Month*   1 Year   5 Year   10 Year
-----------------           --------   ------   ------   -------
Class A (STGXX)               0.04      0.73     2.85      2.71
Class B                       0.01      0.37     2.17      2.24
   Including Sales Charge    (4.99)    (4.63)    1.80      2.24
Investor Class (WMMXX)        0.07      0.82     2.95      2.75

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (3)                        Investor
(AS OF AUGUST 31, 2009)   Class A   Class B     Class
-----------------------   -------   -------   --------
7-Day Current Yield        0.01%     0.01%      0.01%
7-Day Compound Yield       0.01%     0.01%      0.01%
30-Day Simple Yield        0.01%     0.01%      0.01%
30-Day Compound Yield      0.01%     0.01%      0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE, BUT THE FUND'S CLASS B SHARES MAY BE SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) Performance shown prior to the inception of the Investor Class shares on April 11, 2005, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Investor Class shares.

(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.43)%, (1.18)%, and (0.48)% for Class A, B, and Investor share Classes, respectively.

                  12 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 23, 1986

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                  (PIE CHART)

Municipal Commercial Paper    (4%)
Municipal Bonds              (96%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                  (PIE CHART)

1 day         (13%)
2-7 days      (80%)
8-14 days      (2%)
30-59 days     (2%)
90-179 days    (3%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 13


                             Performance Highlights

  WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2009)

MUNICIPAL MONEY MARKET FUND   6 Month*   1 Year   5 Year   10 Year
---------------------------   --------   ------   ------   -------
Investor Class (SXFXX)          0.09      0.83     2.08      2.14

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY INVESTOR CLASS(2)
(AS OF AUGUST 31, 2009)
------------------------------------
7-Day Current Yield                    0.01%
7-Day Compound Yield                   0.01%
30-Day Simple Yield                    0.03%
30-Day Compound Yield                  0.03%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.31)%.

                  14 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

January 7, 1988

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                  (PIE CHART)

Municipal Commercial Paper    (6%)
Municipal Bonds              (94%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                  (PIE CHART)

1 day         (19%)
2-7 days      (73%)
30-59 days     (3%)
60-89 days     (1%)
90-179 days    (4%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 15


                             Performance Highlights

 WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

NATIONAL TAX-FREE MONEY MARKET FUND   6 Month*   1 Year   5 Year   10 Year
-----------------------------------   --------   ------   ------   -------
Class A (NWMXX)                         0.04      0.63     1.94      1.83

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF AUGUST 31, 2009)
-----------------------
7-Day Current Yield       0.01%
7-Day Compound Yield      0.01%
30-Day Simple Yield       0.01%
30-Day Compound Yield     0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) Performance shown prior to the inception of the Class A shares on July 28, 2003, reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.29)%.

                  16 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 1, 1985

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                  (PIE CHART)

Repurchase Agreements   (84%)
U.S. Treasury Bills     (14%)
U.S. Treasury Notes      (2%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                  (PIE CHART)

1 day         (83%)
15-29 days     (3%)
30-59 days     (9%)
60-89 days     (3%)
90-179 days    (2%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 17


                             Performance Highlights

     WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

TREASURY PLUS MONEY MARKET FUND   6 Month*   1 Year   5 Year   10 Year
-------------------------------   --------   ------   ------   -------
Class A (PIVXX)                     0.01      0.11     2.54      2.54

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF AUGUST 31, 2009)
-----------------------
7-Day Current Yield       0.01%
7-Day Compound Yield      0.01%
30-Day Simple Yield       0.01%
30-Day Compound Yield     0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) Performance shown prior to the inception of the Class A shares on July 28, 2003 reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.48)%.

                   18 Wells Fargo Advantage Money Market Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

December 3, 1990

PORTFOLIO ALLOCATION (1)
(AS OF AUGUST 31, 2009)

                                  (PIE CHART)

U.S. Treasury Notes   (99%)
U.S. Treasury Bills    (1%)

MATURITY DISTRIBUTION (1)
(AS OF AUGUST 31, 2009)

                                  (PIE CHART)

2-7 days        (5%)
8-14 days       (5%)
15-29 days     (17%)
30-59 days     (32%)
60-89 days     (27%)
90-179 days    (13%)
180-269 days    (1%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Funds 19


                             Performance Highlights

     WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

100% TREASURY MONEY MARKET FUND   6 Month*   1 Year   5 Year   10 Year
-------------------------------   --------   ------   ------   -------
Class A (WFTXX)                     0.01      0.17     2.41      2.41

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF AUGUST 31, 2009)
-----------------------
7-Day Current Yield       0.01%
7-Day Compound Yield      0.01%
30-Day Simple Yield       0.01%
30-Day Compound Yield     0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) Performance shown prior to the inception of the Class A shares on November
     8, 1999, reflects the performance of the Service Class shares, adjusted to reflect Class A expenses.

(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.43)%.

                   20 Wells Fargo Advantage Money Market Funds


                                  Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2009 to August 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending         Expenses
                                              Account Value   Account Value    Paid During     Net Annual
                                                03-01-2009     08-31-2009     the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.10         $3.28           0.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.93         $3.31           0.65%
GOVERNMENT MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.10         $3.28           0.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.93         $3.31           0.65%
MINNESOTA MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.20         $4.03           0.80%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.17         $4.08           0.80%
MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.40         $3.83           0.76%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.37         $3.87           0.76%
CLASS B
   Actual                                       $1,000.00       $1,000.10         $7.61           1.51%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,017.59         $7.68           1.51%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,000.70         $3.28           0.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.93         $3.31           0.65%

                  Wells Fargo Advantage Money Market Funds 21


                                  Fund Expenses

                                                Beginning         Ending         Expenses
                                              Account Value   Account Value    Paid During     Net Annual
                                                03-01-2009     08-31-2009     the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
MUNICIPAL MONEY MARKET FUND
INVESTOR CLASS
   Actual                                       $1,000.00       $1,000.90         $3.23           0.64%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.98         $3.26           0.64%
NATIONAL TAX-FREE MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.40         $3.28           0.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.93         $3.31           0.65%
TREASURY PLUS MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.10         $3.28           0.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.93         $3.31           0.65%
100% TREASURY MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.10         $3.28           0.65%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,021.93         $3.31           0.65%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

                   22 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER: 8.46%
$   14,365,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            0.25%    10/06/2009   $   14,365,000
    22,500,000   CALIFORNIA PCFA                                                             0.35     10/01/2009       22,500,000
     4,210,000   DUBLIN SAN RAMON SERVICE DISTRICT EAST BAY MUD WATER AUTHORITY              0.30     11/05/2009        4,210,000
    26,300,000   GOLDEN GATE BRIDGE, HIGHWAY & TRANSPORTATION DISTRICT                       0.35     10/08/2009       26,300,000
    12,245,000   IMPERIAL IRRIGATION DISTRICT CALIFORNIA ELECTRIC & WATER SYSTEM             0.30     09/09/2009       12,245,000
     6,000,000   LOS ANGELES DEPARTMENT OF AIRPORTS                                          0.35     09/03/2009        6,000,000
    15,000,000   LOS ANGELES METROPOLITAN TRANSPORTATION                                     0.35     11/06/2009       15,000,000
     6,000,000   LOS ANGELES MUNICIPAL IMPROVEMENT                                           0.30     12/09/2009        6,000,000
    15,000,000   LOS ANGELES MUNICIPAL IMPROVEMENT                                           0.30     12/10/2009       15,000,000
    30,700,000   SACRAMENTO MUD                                                              0.40     01/15/2010       30,700,000
     5,000,000   SAN DIEGO COUNTY REGIONAL TRANSPORTATION                                    0.80     09/10/2009        5,000,000
    22,561,000   SAN DIEGO REGIONAL AIRPORT AUTHORITY                                        0.40     12/03/2009       22,561,000
    16,880,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                   0.35     01/13/2010       16,880,000
     8,425,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                   0.40     12/09/2009        8,425,000
     8,425,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                   0.45     01/12/2010        8,425,000
    43,185,000   SAN JOAQUIN TRANSPORTATION AUTHORITY                                        0.32     09/08/2009       43,185,000
TOTAL COMMERCIAL PAPER (COST $256,796,000)                                                                            256,796,000
                                                                                                                   --------------
MUNICIPAL BONDS & NOTES: 91.64%
CALIFORNIA: 90.26%
    10,865,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA AIR
                 FORCE VILLAGE WEST INCORPORATED (OTHER REVENUE, KBC BANK NV LOC)ss+/-       0.30     05/15/2035       10,865,000
     8,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              0.55     07/01/2038        8,000,000
    10,110,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA COLMA
                 BART APARTMENTS SERIES A (HOUSING REVENUE, BANK OF AMERICA NA LOC)ss+/-     0.45     11/15/2035       10,110,000
     5,435,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 FRANCIS PARKER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE, BANK OF NEW YORK
                 LOC)ss+/-                                                                   0.23     09/01/2036        5,435,000
    19,455,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA JEWISH
                 HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-          0.13     11/15/2035       19,455,000
     4,180,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA
                 JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE, ALLIED IRISH
                 BANK PLC LOC)ss+/-                                                          0.55     09/01/2036        4,180,000
     3,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MARIN
                 ACADEMY PROJECT (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                                   0.26     07/01/2029        3,100,000
    10,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MENLO
                 SCHOOL (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             0.18     09/01/2033       10,000,000
    11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                 FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE, FNMA INSURED)ss+/-          0.33     07/15/2035       11,200,000
     6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                 GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-         0.33     09/15/2032        6,965,000
     8,970,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                 GENEVA POINTE APARTMENTS A (HOUSING REVENUE, FNMA INSURED)ss+/-             0.32     03/15/2037        8,970,000
     2,635,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA OSHMAN
                 FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE, LASALLE NATIONAL
                 BANK NA LOC)ss+/-                                                           0.12     06/01/2037        2,635,000
     2,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA SAINT
                 ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.25     03/01/2037        2,200,000
     3,380,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA SAN
                 FRANCISCO UNIVERSITY SERIES A (PRIVATE SCHOOL REVENUE, ALLIED IRISH
                 BANK PLC LOC)ss+/-                                                          0.55     04/01/2035        3,380,000
    10,500,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOLS SACRED
                 HEART SERIES FB (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-       0.23     06/01/2030       10,500,000
     1,895,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
                 (MFHR, FNMA INSURED)ss+/-                                                   0.30     05/15/2027        1,895,000
    12,600,000   ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR, FHLMC
                 INSURED)ss+/-                                                               0.30     07/01/2033       12,600,000

                   Wells Fargo Advantage Money Market Funds 23


             Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$    6,000,000   ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT SERIES C
                 (MFHR LOC, FNMA INSURED)ss+/-                                               0.33%    07/15/2033   $    6,000,000
    10,400,000   ARCADIA CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-         0.39     08/01/2037       10,400,000
     7,768,500   ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-                                                                   0.54     08/01/2013        7,768,500
     5,900,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.82     09/01/2035        5,900,000
    26,400,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A
                 (IDR, KBC BANK NV LOC)ss+/-                                                 0.33     12/01/2028       26,400,000
    25,040,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE CAPITAL
                 CORPORATION SERIES A (ELECTRIC REVENUE)ss+/-                                0.36     10/01/2020       25,040,000
     3,925,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE AND UNIVERSITY
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.23     10/01/2043        3,925,000
    39,770,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA INSTITUTE OF
                 TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY REVENUE, GO OF INSTITUTION
                 INSURED)ss+/-                                                               0.14     10/01/2036       39,770,000
    12,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
                 UNIVERSITY (OTHER REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                     1.17     11/01/2042       12,500,000
     5,100,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER COLLEGE SERIES B
                 (COLLEGE & UNIVERSITY REVENUE, BANK OF NEW YORK LOC)ss+/-                   0.20     04/01/2045        5,100,000
     5,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK COLBURN
                 SCHOOL SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             0.45     08/01/2037        5,500,000
     5,910,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK JEWISH
                 COMMUNITY CENTER SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-      0.12     12/01/2031        5,910,000
     2,600,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
                 FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY REVENUE, MELLON
                 BANK NA LOC)ss+/-                                                           0.25     09/01/2036        2,600,000
       520,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II
                 R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                             0.27     07/01/2030          520,000
     6,225,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE HILL
                 SCHOOL PROJECT (OTHER REVENUE, AIB GROUP LOC)ss+/-                          0.39     06/01/2038        6,225,000
     3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SOUTHERN CA
                 PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-        0.43     10/01/2025        3,000,000
    10,775,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST. MARGARETS
                 EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.55     01/01/2038       10,775,000
     5,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK THE BAY
                 INSTITUTE AQUARIUM FOUNDATION (OTHER REVENUE, FHLMC INSURED)ss+/-           0.20     06/01/2025        5,500,000
     3,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC DEVELOPMENT
                 REVENUE, PACIFIC NATIONAL LOC)ss+/-                                         0.20     12/01/2042        3,500,000
    15,350,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                 INCORPORATED PROJECT SERIES A (SOLID WASTE REVENUE, JPMORGAN CHASE
                 BANK LOC)ss+/-                                                              0.35     02/01/2019       15,350,000
     2,000,000   CALIFORNIA PCFA WADHAM ENERGY (PCR, BNP PARIBAS LOC)ss+/-                   0.29     11/01/2017        2,000,000
     6,275,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
                 NATIONALE PARIS LOC)ss+/-                                                   0.29     11/01/2017        6,275,000
       400,000   CALIFORNIA SERIES B (HFFA REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.12     09/01/2028          400,000
     1,500,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.26     07/01/2033        1,500,000
    19,300,000   CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, FIRST SECURITY
                 BANK LOC)ss+/-                                                              0.65     11/15/2036       19,300,000
     3,000,000   CALIFORNIA STATE CDA MFHR BAY VISTA MEADOW PARK NN1 (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                                 0.30     12/15/2037        3,000,000
    12,290,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                 WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST COMPANY NA
                 LOC)ss+/-                                                                   0.20     05/01/2022       12,290,000
     4,380,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                      0.35     05/01/2022        4,380,000
     7,700,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER REVENUE,
                 FSA INSURED)ss+/-                                                           0.55     05/01/2022        7,700,000
     9,740,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
                 KBC BANK NV LOC)ss+/-                                                       0.10     05/01/2022        9,740,000
    64,915,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                 FIRST SECURITY BANK INSURED)ss+/-                                           0.35     05/01/2017       64,915,000

                  24 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$    2,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER REVENUE, FSA
                 INSURED)ss+/-                                                               0.60%    05/01/2017   $    2,000,000
     3,995,000   CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN CHASE
                 BANK LOC)ss+/-                                                              0.27     06/01/2016        3,995,000
     8,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX REVENUE,
                 BNP PARIBAS LOC)ss+/-                                                       0.15     07/01/2023        8,000,000
    38,605,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C16 (SALES TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.75     07/01/2023       38,605,000
     9,630,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, FGIC INSURED)SS                5.75     10/01/2009        9,754,167
    15,530,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, FGIC INSURED)SS                5.75     10/01/2009       15,730,240
    15,530,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, FGIC INSURED)SS                5.88     10/01/2009       15,731,814
    22,315,000   CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)ss+/-            0.64     04/01/2010       22,315,000
     8,560,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON BANK
                 LOC)ss+/-                                                                   0.20     05/01/2040        8,560,000
       425,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.26     05/01/2040          425,000
     3,800,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B4 (PROPERTY
                 TAX REVENUE, CITIBANK NA LOC)ss+/-                                          0.22     05/01/2034        3,800,000
     2,100,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B5 (PROPERTY
                 TAX REVENUE, CITIBANK NA LOC )ss+/-                                         0.20     05/01/2034        2,100,000
    12,825,000   CALIFORNIA STATEWIDE CDA (HOSPITAL REVENUE, CITIBANK NA LOC)ss+/-           0.94     08/15/2032       12,825,000
     5,625,000   CALIFORNIA STATEWIDE CDA (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
                 PLC LOC)ss+/-                                                               0.45     10/01/2036        5,625,000
     9,880,000   CALIFORNIA STATEWIDE CDA (PRIVATE SCHOOL REVENUE, BANK OF AMERICA
                 NA LOC)ss+/-                                                                0.21     08/01/2033        9,880,000
     5,300,000   CALIFORNIA STATEWIDE CDA 1030 POST STREET APARTMENTS SERIES Y
                 (MFHR, FHLMC INSURED)ss+/-                                                  0.33     02/01/2039        5,300,000
     2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                 INSURED)ss+/-                                                               0.42     07/01/2027        2,155,000
     6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)ss+/-           0.33     07/01/2027        6,270,000
     2,745,000   CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B (MFHR,
                 FHLMC INSURED)ss+/-                                                         0.36     11/01/2036        2,745,000
     4,155,000   CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS INCORPORATED
                 (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.55     05/01/2035        4,155,000
    36,550,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (OTHER
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.39     04/01/2039       36,550,000
     9,390,000   CALIFORNIA STATEWIDE CDA BELMONT PROJECT SERIES F (MFHR, FNMA
                 LOC)ss+/-                                                                   0.31     06/15/2038        9,390,000
     7,180,000   CALIFORNIA STATEWIDE CDA CHADWICK SCHOOL (OTHER REVENUE, ALLIED
                 IRISH BANK PLC LOC)ss+/-                                                    0.26     10/01/2029        7,180,000
     4,000,000   CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS SERIES L (MFHR,
                 FHLMC INSURED)ss+/-                                                         0.36     09/01/2040        4,000,000
     6,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL SERIES C (HCFR, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.12     08/15/2034        6,000,000
     2,000,000   CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA (OTHER
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.55     10/01/2038        2,000,000
     1,925,000   CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                                 0.35     12/15/2034        1,925,000
     6,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C (MFHR,
                 FHLMC INSURED)ss+/-                                                         0.30     01/01/2038        6,000,000
     3,310,000   CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING REVENUE,
                 CITIBANK NA LOC)ss+/-                                                       0.37     07/01/2038        3,310,000
     5,580,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR, US
                 BANK NA LOC)ss+/-                                                           0.16     11/01/2031        5,580,000
    18,110,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                 (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-                                  0.16     12/01/2036       18,110,000
     6,135,000   CALIFORNIA STATEWIDE CDA MARIN HORIZON SCHOOL (PRIVATE SCHOOL
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.55     07/01/2036        6,135,000
     6,500,000   CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A (MFHR, FNMA
                 INSURED)ss+/-                                                               0.25     02/15/2036        6,500,000
    10,700,000   CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS SERIES M
                 (MFHR, FHLMC INSURED)ss+/-                                                  0.32     12/01/2034       10,700,000
     3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                 (MFHR, FNMA INSURED)ss+/-                                                   0.35     10/15/2030        3,985,000
    12,000,000   CALIFORNIA STATEWIDE CDA MFHR IMPERIAL PARK APARTMENTS SERIES 00
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.50     11/01/2040       12,000,000

                  Wells Fargo Advantage Money Market Funds 25


             Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$    3,200,000   CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                               0.33%    04/15/2035   $    3,200,000
    11,330,000   CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL SCHOOLS A
                 (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.50     05/01/2026       11,330,000
     7,840,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y (MFHR, FNMA
                 INSURED)ss+/-                                                               0.32     08/01/2031        7,840,000
     8,640,000   CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
                 (MFHR, FNMA INSURED)ss+/-                                                   0.33     10/15/2030        8,640,000
       150,000   CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                                   0.12     07/01/2034          150,000
     5,265,000   CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B
                 (MFHR, FNMA INSURED)ss+/-                                                   0.33     05/15/2037        5,265,000
    15,500,000   CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN CHASE
                 BANK LOC)ss+/-                                                              0.49     05/18/2018       15,500,000
     5,665,000   CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT SERIES A (MFHR,
                 FNMA INSURED)ss+/-                                                          0.33     05/01/2027        5,665,000
     4,025,000   CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A (HCFR, CITIBANK
                 NA LOC)ss+/-                                                                0.25     08/01/2035        4,025,000
     3,375,000   CALIFORNIA STATEWIDE CDA TIGER WOODS LEARNING FOUNDATION (PRIVATE
                 SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.15     07/01/2036        3,375,000
     1,900,000   CALIFORNIA STATEWIDE CDA TOURO UNIVERSITY PROJECT (COLLEGE &
                 UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                           0.20     09/01/2029        1,900,000
    10,000,000   CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
                 UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                        0.18     10/01/2045       10,000,000
     4,000,000   CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR PROJECT MM (MFHR, EAST
                 WEST BANK LOC)ss+/-                                                         0.32     11/01/2035        4,000,000
     3,620,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC (MFHR, FNMA
                 INSURED)ss+/-                                                               0.33     11/15/2039        3,620,000
     4,375,000   CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.35     11/15/2035        4,375,000
    79,950,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A (OTHER
                 REVENUE, BANK OF NEW YORK LOC)ss+/-                                         0.52     06/01/2039       79,950,000
     1,160,000   CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY CENTER FOR EARLY
                 EDUCATION (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-          0.55     09/01/2031        1,160,000
     4,538,000   CALIFORNIA UNIVERSITY OF SAN FRANCISCO SERIES 2005B (EDUCATIONAL
                 FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-                            0.21     10/01/2035        4,538,000
     1,900,000   CASTACIC CA USD COP SCHOOL FACILITIES BRIDGE FUNDING PROGRAM (OTHER
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             2.00     09/01/2026        1,900,000
     6,555,000   CENTRAL BASIN CA MUNICIPAL WATER DISTRIBUTION SERIES B (WATER
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.26     08/01/2037        6,555,000
     2,100,000   CONCORD CA MFHR (OTHER REVENUE, FHLMC INSURED)ss+/-                         0.45     12/01/2016        2,100,000
    14,500,000   CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR, FHLMC
                 INSURED)ss+/-                                                               0.30     07/01/2036       14,500,000
     3,005,000   CONTRA COSTA COUNTY CA HOUSING AUTHORITY SERIES C (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                         0.23     11/15/2017        3,005,000
     2,000,000   CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE, FHLMC INURED)ss+/-            0.28     10/15/2033        2,000,000
     2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94 (MFHR,
                 FNMA INSURED)ss+/-                                                          0.24     11/15/2022        2,000,000
    26,375,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-287 (OTHER REVENUE, MBIA
                 INSURED)ss+/-                                                               0.31     09/01/2037       26,375,000
     5,775,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-445 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.41     08/01/2032        5,775,000
     5,142,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-477 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.49     12/01/2024        5,142,000
     8,465,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-448 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.31     07/01/2032        8,465,000
     4,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.31     08/01/2032        4,000,000
    14,406,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.31     08/01/2042       14,406,000
    10,530,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (TAX INCREMENTAL
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.31     02/01/2031       10,530,000
     4,105,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.34     07/01/2031        4,105,000

                   26 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$    5,870,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.31%    02/01/2038   $    5,870,000
     5,505,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.31     08/01/2028        5,505,000
     4,065,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.31     08/01/2031        4,065,000
     2,995,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
                 REVENUE, MBIA INSURED)ss+/-                                                 0.31     08/01/2031        2,995,000
     4,520,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630 (PROPERTY TAX
                 REVENUE, MBIA INSURED)ss+/-                                                 0.31     02/01/2024        4,520,000
    11,910,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631 (PROPERTY TAX
                 REVENUE, MBIA INSURED)ss+/-                                                 0.31     09/01/2027       11,910,000
    11,570,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.31     08/01/2033       11,570,000
     7,570,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
                 REVENUE, MBIA INSURED)ss+/-                                                 0.31     06/01/2031        7,570,000
     8,453,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-670 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.31     06/01/2028        8,453,000
     2,385,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER REVENUE, AMBAC
                 INSURED)ss+/-                                                               0.34     11/01/2038        2,385,000
     1,690,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER REVENUE, FGIC
                 INSURED)ss+/-                                                               0.31     06/01/2035        1,690,000
     1,025,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575 (OTHER REVENUE, AMBAC
                 INSURED)ss+/-                                                               0.31     09/01/2029        1,025,000
     6,460,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER REVENUE, AMBAC
                 INSURED)ss+/-                                                               0.31     06/01/2028        6,460,000
    22,025,000   EAST BAY CA MUD SERIES A1 (WATER REVENUE)ss+/-                              0.39     06/01/2026       22,025,000
    21,400,000   EAST BAY CA MUD SERIES A2 (WATER REVENUE)ss+/-                              0.39     06/01/2026       21,400,000
    31,500,000   EAST BAY CA MUD SUBSERIES A1 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                 FRANCE LOC)ss+/-                                                            0.40     06/01/2038       31,500,000
    23,320,000   EAST BAY CA MUD SUBSERIES A4 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                 FRANCE LOC)ss+/-                                                            0.40     06/01/2038       23,320,000
     6,950,000   EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                 FRANCE LOC)ss+/-                                                            0.40     06/01/2038        6,950,000
     6,805,000   EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                 FRANCE LOC)ss+/-                                                            0.40     06/01/2027        6,805,000
     3,530,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER COP
                 SERIES D (WATER REVENUE, LLOYDS BANK LOC)ss+/-                              0.16     07/01/2023        3,530,000
     8,260,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER COP
                 SERIES F (WATER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                      0.24     07/01/2038        8,260,000
    10,720,000   ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES B (WATER &
                 SEWER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                              0.50     07/01/2035       10,720,000
     9,800,000   FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                               0.33     08/15/2026        9,800,000
    19,805,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION CLASS A (OTHER
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.54     06/01/2045       19,805,000
    18,055,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                 SETTLEMENT EAGLE 20060117 CLASS A (OTHER REVENUE, FGIC INSURED)ss+/-        0.54     06/01/2035       18,055,000
    11,500,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                 SETTLEMENT ROCS RR II R-11432 (OTHER REVENUE, CITIBANK NA LOC)ss+/-         0.59     06/01/2045       11,500,000
    19,085,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                 SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE, CITIBANK NA LOC)ss+/-         0.59     06/01/2045       19,085,000
     4,800,000   HARTNELL CA COMMUNITY COLLEGE DISTRICT SERIES 2966 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.54     06/01/2014        4,800,000
     7,400,000   HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A (HOUSING
                 REVENUE LOC, FNMA INSURED)ss+/-                                             0.24     06/15/2025        7,400,000
     4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94 (MFHR, FGIC
                 INSURED)ss+/-                                                               0.23     07/15/2014        4,000,000
     6,450,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                 (HOUSING REVENUE, US BANK NA LOC)ss+/-                                      0.16     08/01/2032        6,450,000
     1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR, FHLMC
                 INSURED)ss+/-                                                               0.24     01/01/2025        1,000,000
     5,190,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      2.15     02/01/2028        5,190,000
     7,505,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      2.15     02/01/2038        7,505,000

                   Wells Fargo Advantage Money Market Funds 27


              Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$    4,955,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (OTHER
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             2.15%    02/01/2018   $    4,955,000
    11,000,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #07-22-A
                 (OTHER REVENUE, KBC BANK NV LOC)ss+/-                                       0.10     09/02/2032       11,000,000
    10,730,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #97-17
                 (OTHER REVENUE, STATE STREET BANK & TRUST LOC)ss+/-                         0.10     09/02/2023       10,730,000
     4,000,000   IRVINE RANCH CA WATER DISTRICT BANK OF AMERICA INSURED (WATER &
                 SEWER REVENUE, BANK OF AMERICA NA LOC)ss+/-                                 0.12     04/01/2033        4,000,000
    13,610,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3164 (PROPERTY TAX
                 REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.27     08/01/2015       13,610,000
     6,700,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS SERIES
                 A (MFHR, FNMA INSURED)ss+/-                                                 0.21     02/15/2031        6,700,000
     5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                 PROJECT SERIES C (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.25     12/01/2026        5,500,000
     4,000,000   LOMA LINDA CA HOSPITAL LOMA LINDA UNIVERSITY MEDICAL CENTER B
                 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                             0.27     12/01/2038        4,000,000
    17,000,000   LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B (HEALTHCARE FACILITIES
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.27     12/01/2037       17,000,000
     5,355,000   LOS ANGELES CA (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.23     08/01/2035        5,355,000
    13,090,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
                 INSURED)ss+/-                                                               0.30     08/01/2018       13,090,000
     4,780,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES 2864 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.54     08/01/2014        4,780,000
     7,265,000   LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS
                 PROJECT (HOUSING REVENUE, HSBC USA NA LOC)ss+/-                             0.27     12/01/2038        7,265,000
     6,290,000   LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING PROJECT SERIES A
                 (MFHR, FNMA INSURED)ss+/-                                                   0.36     12/15/2034        6,290,000
     4,930,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                             0.55     12/01/2035        4,930,000
     2,710,000   LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                             0.55     09/01/2036        2,710,000
     5,000,000   LOS ANGELES CA COP SAMUEL A FRYER YAVNEY SERIES A (COLLEGE AND
                 UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                            0.34     08/01/2038        5,000,000
       500,000   LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                             0.55     07/01/2037          500,000
     2,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL
                 AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-        0.20     05/15/2020        2,000,000
     9,250,000   LOS ANGELES CA DW&P CLASS A (WATER REVENUE, AMBAC INSURED)ss+/-             0.39     07/01/2035        9,250,000
     7,980,000   LOS ANGELES CA DW&P ROCS RR II-11531 (WATER & SEWER REVENUE, MBIA
                 INSURED)ss+/-                                                               0.42     01/01/2013        7,980,000
    11,600,000   LOS ANGELES CA DW&P SUBSERIES A4 (POWER REVENUE, LLOYDS BANK
                 LOC)ss+/-                                                                   0.16     07/01/2035       11,600,000
     4,700,000   LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P (MFHR,
                 CALIFORNIA BANK & TRUST NA LOC)ss+/-                                        0.28     04/15/2033        4,700,000
     3,540,000   LOS ANGELES CA MISSION VILLAGE TERRACE APARTMENTS (MFHR, EAST WEST
                 BANK LOC)ss+/-                                                              0.32     07/01/2027        3,540,000
    21,300,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK NA
                 LOC)ss+/-                                                                   0.20     07/01/2035       21,300,000
    16,700,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)ss+/-               0.16     07/01/2035       16,700,000
     5,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)ss+/-           0.20     07/01/2035        5,000,000
    10,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)ss+/-               0.20     07/01/2035       10,000,000
     4,610,000   LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC INSURED)ss+/-            0.42     07/01/2015        4,610,000
    39,225,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL DE
                 FRANCE LOC)ss+/-                                                            0.15     07/01/2035       39,225,000
    13,200,000   LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK OF NOVA
                 SCOTIA)ss+/-                                                                0.18     06/01/2028       13,200,000
     2,800,000   LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254 (OTHER REVENUE, MBIA
                 INSURED)ss+/-                                                               0.54     06/01/2013        2,800,000
     7,000,000   LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE, BANK
                 OF AMERICA NA LOC)ss+/-                                                     0.21     06/01/2032        7,000,000
     7,340,000   LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE, FIRST
                 SECURITY BANK LOC)ss+/-                                                     0.54     01/01/2014        7,340,000
     4,300,000   LOS ANGELES CA WATTS ATHENS APARTMENTS SERIES A (HOUSING REVENUE,
                 FHLB INSURED)ss+/-                                                          0.32     08/15/2030        4,300,000

                   28 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$    2,500,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING REVENUE,
                 FHLMC INSURED)ss+/-                                                         0.50%    09/01/2030   $    2,500,000
     5,100,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES
                 C3 (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)ss+/-                       0.17     07/01/2025        5,100,000
     5,000,000   LOS ANGELES CA USD COP ADMINISTRATION BUILDING PROJECT SERIES A
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.23     10/01/2024        5,000,000
     5,065,000   LOS RIOS CA COMMUNITY COLLEGE DISTRICT SERIES 2972 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.54     02/01/2013        5,065,000
     9,260,000   MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION REVENUE, STATE
                 STREET BANK & TRUST LOC)ss+/-                                               0.14     10/01/2042        9,260,000
     9,030,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX ALLOCATION
                 REVENUE, AMBAC INSURED)ss+/-                                                0.14     01/01/2031        9,030,000
    10,515,000   METROPOLITAN WATER DISTRICT SOUTHERN CA (WATER REVENUE, CITIBANK NA
                 LOC)ss+/-                                                                   0.29     02/01/2015       10,515,000
    25,600,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS CLASS A (WATER
                 REVENUE, CITIBANK NA LOC)ss+/-                                              0.29     07/01/2037       25,600,000
       700,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C
                 (WATER REVENUE )ss+/-                                                       0.18     07/01/2027          700,000
     6,150,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B1 (OTHER
                 REVENUE, CITIBANK NA LOC)ss+/-                                              0.20     07/01/2028        6,150,000
     7,185,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES C (WATER
                 REVENUE, DEXIA INSURED)ss+/-                                                0.30     10/01/2029        7,185,000
     1,550,000   MONTEREY PENINSULA CA WATER MANAGEMENT DISTRICT (LEASE REVENUE, BANK
                 OF AMERICA NA LOC)ss+/-                                                     0.25     07/01/2022        1,550,000
    52,520,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT PROJECT A
                 (OTHER REVENUE, SCOTIA BANK LOC)ss+/-                                       0.20     09/01/2033       52,520,000
    15,750,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.26     12/01/2040       15,750,000
    10,100,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A (ELECTRIC
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.35     07/01/2032       10,100,000
     6,070,000   ORANGE COUNTY CA (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.32     12/15/2028        6,070,000
     4,700,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT ISSUE G SERIES 1 (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                                 0.23     11/15/2028        4,700,000
     1,500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE ISSUE G SERIES 2
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.23     11/15/2028        1,500,000
     4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
                 PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.24     11/15/2028        4,000,000
    14,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK PLACE
                 APARTMENTS ISSUE A (HOUSING REVENUE, FHLB INSURED)ss+/-                     0.31     04/01/2024       14,900,000
     8,619,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR POINTE
                 PROJECT (HOUSING REVENUE, FHLMC LOC)ss+/-                                   0.24     12/01/2022        8,619,000
       500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3 (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                                 0.23     11/15/2028          500,000
     4,244,000   ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT 01-1
                 SERIES A (SPECIAL TAX REVENUE, KBC BANK NV LOC)ss+/-                        0.12     09/02/2033        4,244,000
     5,060,000   ORANGE COUNTY CA SANITATION DISTRICT SERIES A (LEASE REVENUE)ss+/-          0.18     08/01/2029        5,060,000
     1,075,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES 25297 (SEWER
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.54     02/01/2015        1,075,000
    45,800,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B (LEASE
                 REVENUE)ss+/-                                                               0.18     08/01/2030       45,800,000
    52,015,000   ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS TSB
                 BANK PLC LOC)ss+/-                                                          0.16     08/01/2042       52,015,000
     9,615,000   PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET APARTMENTS
                 SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.19     12/15/2033        9,615,000
    19,400,000   PITTSBURG CA PUBLIC FINANCING AUTHORITY WATER (WATER REVENUE, ALLIED
                 IRISH BANK PLC LOC)ss+/-                                                    0.45     06/01/2035       19,400,000
     7,000,000   RANCHO CA WATER DISTRICT FINANCING AUTHORITY SERIES B (OTHER
                 REVENUE, UBS AG LOC)ss+/-                                                   0.19     08/15/2031        7,000,000
       160,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.21     03/01/2037          160,000

                   Wells Fargo Advantage Money Market Funds 29


              Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$    3,245,000   RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE, FIRST
                 SECURITY BANK LOC)ss+/-                                                     0.16%    04/01/2016   $    3,245,000
     4,350,000   RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                                   0.23     10/01/2035        4,350,000
     1,500,000   RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN VIEW APARTMENTS
                 SERIES A (MFHR, REDLANDS FEDERAL S&L LOC)ss+/-                              0.24     08/01/2025        1,500,000
     2,300,000   RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.31     07/05/2014        2,300,000
    14,750,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                 LOC)ss+/-                                                                   0.55     02/01/2035       14,750,000
    13,200,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE, DEXIA
                 CREDIT LOCAL DE FRANCE LOC)ss+/-                                            0.55     02/01/2035       13,200,000
     7,500,000   ROSEVILLE CA SPECIAL TAX COMMUNITY DISTRICT #1 HIGHLAND PREREFUNDED
                 (SPECIAL TAX REVENUE)ss                                                     6.30     09/01/2009        7,650,000
     7,000,000   SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.33     09/15/2036        7,000,000
     5,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                               0.24     07/15/2029        5,000,000
     7,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK
                 APARTMENT SERIES I (HOUSING REVENUE, FNMA INSURED)ss+/-                     0.32     05/15/2034        7,000,000
     6,835,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR CASCADES SERIES D
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.33     09/15/2035        6,835,000
     9,140,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART APARTMENTS
                 ISSUE E (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.36     05/01/2042        9,140,000
     6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK APARTMENTS
                 SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.33     02/15/2033        6,000,000
     2,900,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT WINTER SERIES C2
                 (MFHR, FHLMC INSURED)ss+/-                                                  0.21     08/01/2034        2,900,000
     4,700,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS PROJECT
                 ISSUE A (MFHR, FHLMC INSURED)ss+/-                                          0.31     12/01/2022        4,700,000
    10,000,000   SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B (MFHR, FNMA
                 INSURED)ss+/-                                                               0.21     08/15/2027       10,000,000
     5,800,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY ROCS
                 RR II 11579 (SEWER REVENUE, CITIBANK NA LOC)ss+/-                           0.42     06/01/2030        5,800,000
     6,700,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY SERIES
                 A (SEWER REVENUE, BANK OF AMERICA NA LOC)ss+/-                              0.12     12/01/2036        6,700,000
    13,525,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY SERIES
                 D (SEWER REVENUE, BANK OF AMERICA NA LOC)ss+/-                              0.12     12/01/2039       13,525,000
     5,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                 SUBORDINATE LIEN SACRAMENTO DISTRICT E (SEWER REVENUE, US BANK NA
                 LOC)ss+/-                                                                   0.20     12/01/2040        5,000,000
     5,050,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                 SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE, CREDIT
                 AGRICOLE INDOSUEZ LOC)ss+/-                                                 0.23     12/01/2030        5,050,000
     7,000,000   SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS APARTMENTS
                 PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.33     05/01/2026        7,000,000
     7,319,000   SAN BERNARDINO COUNTY CA COP SERIES A (LEASE REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.21     03/01/2024        7,319,000
     5,500,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (WATER REVENUE, UBS
                 AG LOC)ss+/-                                                                0.20     08/01/2037        5,500,000
     6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                 SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.25     05/15/2029        6,115,000
     5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.25     05/15/2029        5,600,000
     4,785,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                 SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                  0.20     04/01/2038        4,785,000
     4,085,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                 SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                  0.15     04/01/2038        4,085,000
    24,000,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                 SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-         0.35     04/01/2038       24,000,000
     1,545,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873 (WATER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.54     05/01/2013        1,545,000
     5,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES
                 37D (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                           0.65     05/01/2030        5,000,000
    16,750,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES 37C
                 (AIRPORT REVENUE, FIRST SECURITY BANK LOC)ss+/-                             0.65     05/01/2029       16,750,000

                   30 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$    4,655,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES B (AIRPORT
                 REVENUE)ss+/-                                                               0.75%    05/01/2029   $    4,655,000
     5,425,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE CENTER
                 (LEASE REVENUE, STATE STREET BANK & TRUST LOC)ss+/-                         0.21     04/01/2030        5,425,000
     2,700,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS SERIES
                 B (MFHR, CITIBANK NA LOC)ss+/-                                              0.43     03/01/2036        2,700,000
    40,000,000   SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE CENTER SERIES B1
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                                       0.27     12/01/2017       40,000,000
     6,540,000   SAN FRANCISCO CA CITY & COUNTY RDA NOTRE DAME APARTMENTS SERIES G
                 (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                                     0.35     12/01/2033        6,540,000
     9,325,000   SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA PLACE SERIES D
                 (MFHR, CITIBANK NA LOC)ss+/-                                                0.43     11/01/2033        9,325,000
     1,400,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR, FNMA
                 INSURED)ss+/-                                                               0.28     06/15/2034        1,400,000
     3,190,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                 FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.26     08/01/2032        3,190,000
     9,250,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                 FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC BANK NV
                 LOC)ss+/-                                                                   0.37     08/01/2036        9,250,000
     3,130,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR LELAND POLK
                 SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)ss+/-                      0.43     12/01/2019        3,130,000
     6,250,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
                 REVENUE)##                                                                  0.98     01/01/2010        6,238,608
     8,900,000   SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.30     02/01/2037        8,900,000
     9,360,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR, FNMA
                 INSURED)ss+/-                                                               0.43     02/01/2038        9,360,000
     7,100,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (HOUSING REVENUE,
                 BANK OF NEW YORK LOC)ss+/-                                                  0.40     08/01/2035        7,100,000
     5,025,000   SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT (MFHR, FNMA
                 INSURED)ss+/-                                                               0.23     07/15/2018        5,025,000
    37,545,000   SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA CREDIT
                 LOCAL DE FRANCE LOC)ss+/-                                                   0.35     07/01/2027       37,545,000
    20,750,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE FACILITIES
                 PROJECTS SERIES M (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.23     05/15/2035       20,750,000
     5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
                 SERIES A (MFHR, FNMA INSURED)ss+/-                                          0.24     12/15/2025        5,900,000
     3,120,000   SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING REVENUE, FHLB
                 INSURED)ss+/-                                                               0.32     05/01/2040        3,120,000
    16,440,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE, FHLMC
                 INSURED)ss+/-                                                               0.22     06/01/2010       16,440,000
    17,695,000   SIMI VALLEY CA SERIES A (MFHR)ss+/-                                         0.23     07/01/2023       17,695,000
     5,700,000   SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                 INSURED)ss+/-                                                               0.31     09/01/2019        5,700,000
    32,900,000   SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT (ELECTRIC REVENUE, KBC
                 BANK NV LOC)ss+/-                                                           0.21     07/01/2036       32,900,000
   118,685,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
                 (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                           0.90     07/01/2019      118,685,000
     9,900,000   SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT PALO VERDE SUB SERIES A
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.24     07/01/2017        9,900,000
     6,000,000   STOCKTON CA HCFR SERIES A (HCFR, CITIBANK NA LOC)ss+/-                      0.18     12/01/2032        6,000,000
     8,220,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484 (PROPERTY
                 TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                                  0.94     02/01/2013        8,220,000
    12,460,000   UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
                 SECURITY BANK LOC)ss+/-                                                     0.39     05/15/2038       12,460,000
    12,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING REVENUE,
                 EAST WEST BANK LOC)ss+/-                                                    0.24     08/01/2037       12,000,000
     7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                          0.25     05/15/2029        7,750,000
     3,200,000   VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                  0.25     07/15/2018        3,200,000
     7,425,000   VAL VERDE CA USD COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                                   0.21     03/01/2036        7,425,000
     3,620,000   WALNUT CREEK CA CREEKSIDE DRIVE (HOUSING REVENUE, FHLMC INSURED)ss+/-       0.21     04/01/2027        3,620,000
    10,000,000   WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                                0.28     12/01/2038       10,000,000
     8,340,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-12225 (PROPERTY
                 TAX REVENUE, CITIBANK NA LOC)ss+/-                                          0.39     10/01/2016        8,340,000
                                                                                                                    2,740,394,329
                                                                                                                   --------------

                   Wells Fargo Advantage Money Market Funds 31


              Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
OTHER: 0.46%
$    8,030,000   BB&T MUNICIPAL TRUST (LEASE REVENUE, BRANCH BANKING & TRUST
                 LOC)ss+/-                                                                   0.24%    09/01/2026   $    8,030,000
     6,000,000   BB&T MUNICIPAL TRUST (OTHER REVENUE, FIRST SECURITY BANK
                 LOC)ss+/-                                                                   0.30     08/01/2034        6,000,000
                                                                                                                       14,030,000
                                                                                                                   --------------
PUERTO RICO: 0.92%
     5,331,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
                 REVENUE,
                 AMBAC INSURED)ss+/-                                                         0.32     08/01/2049        5,331,000
    11,000,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA BANK
                 LOC)ss+/-(q)                                                                0.18     07/01/2034       11,000,000
    11,600,000   PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE, WACHOVIA BANK
                 LOC)ss+/-(q)                                                                0.18     07/01/2034       11,600,000
                                                                                                                       27,931,000
                                                                                                                   --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,782,355,329)                                                                 2,782,355,329
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,039,151,329)*                                                            100.10%                          $3,039,151,329
Other Assets and Liabilities, Net                                                  (0.10)                              (2,961,217)
                                                                                  ------                           --------------
TOTAL NET ASSETS                                                                  100.00%                          $3,036,190,112
                                                                                  ------                           --------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

##   Zero coupon bond. Interest rate presented is yield to maturity.

(q)  Credit enhancement is provided by an affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   32 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
AGENCY NOTES - DISCOUNT: 30.30%
FEDERAL FARM CREDIT BANK: 1.25%
$   10,000,000   FFCB##                                                                      0.58%    09/08/2009   $     9,998,872
    25,000,000   FFCB##                                                                      0.53     11/13/2009        24,973,132
    80,000,000   FFCB##                                                                      0.65     11/20/2009        79,884,444
    40,000,000   FFCB##                                                                      0.28     11/23/2009        39,974,178
   200,000,000   FFCB##                                                                      0.30     01/04/2010       199,791,667
                                                                                                                       354,622,293
                                                                                                                   ---------------
FEDERAL HOME LOAN BANK: 7.19%
    20,000,000   FHLB##                                                                      0.23     09/03/2009        19,999,744
   402,608,000   FHLB##                                                                      0.16     09/04/2009       402,602,800
   250,000,000   FHLB##                                                                      0.20     10/01/2009       249,958,333
   300,000,000   FHLB##                                                                      0.19     10/16/2009       299,930,625
   178,849,000   FHLB##                                                                      0.32     10/28/2009       178,758,383
    79,268,000   FHLB##                                                                      0.32     10/30/2009        79,226,428
    55,000,000   FHLB##                                                                      0.28     11/18/2009        54,966,991
   100,000,000   FHLB##                                                                      0.31     11/18/2009        99,933,917
   250,000,000   FHLB##                                                                      0.30     11/19/2009       249,835,417
    51,527,000   FHLB##                                                                      0.27     11/20/2009        51,496,084
    50,000,000   FHLB##                                                                      0.34     12/07/2009        49,954,194
    75,000,000   FHLB##                                                                      0.27     12/08/2009        74,944,875
   235,000,000   FHLB##                                                                      0.32     01/08/2010       234,730,533
                                                                                                                     2,046,338,324
                                                                                                                   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 7.71%
    35,000,000   FHLMC##                                                                     0.25     09/21/2009        34,995,139
   191,150,000   FHLMC##                                                                     0.54     09/21/2009       191,092,655
   166,160,000   FHLMC##                                                                     0.63     09/21/2009       166,101,844
    80,217,000   FHLMC##                                                                     0.27     10/13/2009        80,191,732
   250,000,000   FHLMC##                                                                     0.27     10/15/2009       249,917,500
   250,000,000   FHLMC##                                                                     0.25     10/20/2009       249,914,931
   184,500,000   FHLMC##                                                                     0.27     11/02/2009       184,414,208
    85,796,000   FHLMC##                                                                     0.27     11/04/2009        85,754,818
   208,637,000   FHLMC##                                                                     0.30     11/09/2009       208,517,034
    50,000,000   FHLMC##                                                                     0.34     12/07/2009        49,954,194
   250,000,000   FHLMC##                                                                     0.28     12/21/2009       249,784,167
   250,000,000   FHLMC##                                                                     0.33     01/04/2010       249,713,542
    99,500,000   FHLMC##                                                                     0.28     01/05/2010        99,402,455
    96,100,000   FHLMC##                                                                     0.32     01/19/2010        95,980,409
                                                                                                                     2,195,734,628
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 14.15%
    72,400,000   FNMA##                                                                      0.25     09/01/2009        72,400,000
    63,899,000   FNMA##                                                                      0.25     09/01/2009        63,899,000
   125,050,000   FNMA##                                                                      0.25     09/01/2009       125,050,000
    33,025,000   FNMA##                                                                      0.25     09/01/2009        33,025,000
   200,000,000   FNMA##                                                                      0.37     09/25/2009       199,950,667
   300,000,000   FNMA##                                                                      0.63     09/25/2009       299,874,000
   178,899,000   FNMA##                                                                      0.18     10/01/2009       178,872,165
   152,362,500   FNMA##                                                                      0.26     10/01/2009       152,329,488
   105,188,000   FNMA##                                                                      0.26     10/01/2009       105,165,209
   242,330,000   FNMA##                                                                      0.27     10/05/2009       242,268,206
   328,282,000   FNMA##                                                                      0.32     10/28/2009       328,115,670

                   Wells Fargo Advantage Money Market Funds 33


              Portfolio of Investments--August 31, 2009 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  170,375,000   FNMA##                                                                      0.30%    11/12/2009   $   170,272,775
    20,000,000   FNMA##                                                                      0.34     11/16/2009        19,985,644
   250,000,000   FNMA##                                                                      0.25     11/17/2009       249,866,319
    50,000,000   FNMA##                                                                      0.25     11/18/2009        49,972,917
    15,750,000   FNMA##                                                                      0.23     12/01/2009        15,740,843
    49,250,000   FNMA##                                                                      0.23     12/01/2009        49,221,367
    55,000,000   FNMA##                                                                      0.34     12/02/2009        54,952,211
    87,950,000   FNMA##                                                                      0.27     12/09/2009        87,884,697
   336,653,000   FNMA##                                                                      0.32     12/09/2009       336,356,745
   250,000,000   FNMA##                                                                      0.28     12/14/2009       249,797,778
   143,000,000   FNMA##                                                                      0.37     12/28/2009       142,826,573
   200,000,000   FNMA##                                                                      0.30     01/14/2010       199,775,000
   250,000,000   FNMA##                                                                      0.32     01/19/2010       249,688,889
   250,000,000   FNMA##                                                                      0.32     01/20/2010       249,686,667
   100,000,000   FNMA##                                                                      0.32     01/21/2010        99,873,778
                                                                                                                     4,026,851,608
                                                                                                                   ---------------
TOTAL AGENCY NOTES - DISCOUNT (COST $8,623,546,853)                                                                  8,623,546,853
                                                                                                                   ---------------
AGENCY NOTES - INTEREST BEARING: 18.94%
FEDERAL FARM CREDIT BANK: 4.38%
    27,750,000   FFCB                                                                        5.00     09/21/2009        27,819,270
    40,000,000   FFCB+/-                                                                     0.11     10/09/2009        39,996,800
    84,070,000   FFCB                                                                        5.00     10/23/2009        84,610,044
    26,000,000   FFCB                                                                        4.13     11/13/2009        26,175,391
   250,000,000   FFCB+/-                                                                     0.10     11/16/2009       250,000,000
    11,000,000   FFCB                                                                        2.75     11/20/2009        11,059,190
     3,300,000   FFCB                                                                        4.75     12/07/2009         3,338,421
   200,000,000   FFCB+/-                                                                     0.16     01/25/2010       200,000,000
   200,000,000   FFCB+/-                                                                     0.19     02/22/2010       199,985,956
    90,000,000   FFCB+/-                                                                     0.28     03/01/2010        90,023,185
    20,000,000   FFCB                                                                        1.05     03/18/2010        20,072,105
    66,200,000   FFCB                                                                        2.75     05/04/2010        67,215,577
   100,000,000   FFCB+/-                                                                     0.52     07/23/2010       100,000,000
   125,000,000   FFCB+/-                                                                     0.21     07/27/2010       125,000,000
                                                                                                                     1,245,295,939
                                                                                                                   ---------------
FEDERAL HOME LOAN BANK: 5.07%
   455,000,000   FHLB+/-                                                                     0.65     09/10/2009       455,021,458
    28,950,000   FHLB                                                                        2.25     10/02/2009        28,998,427
    24,000,000   FHLB                                                                        3.50     11/03/2009        24,134,710
    47,000,000   FHLB                                                                        4.25     11/20/2009        47,403,976
   190,790,000   FHLB                                                                        5.00     12/11/2009       193,225,953
   100,000,000   FHLB+/-                                                                     0.18     12/28/2009        99,985,239
   100,000,000   FHLB+/-                                                                     0.40     02/19/2010        99,984,027
   125,000,000   FHLB                                                                        0.55     05/28/2010       125,136,000
   370,000,000   FHLB+/-                                                                     0.43     07/27/2010       369,945,379
                                                                                                                     1,443,835,169
                                                                                                                   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 7.70%
   550,000,000   FHLMC+/-                                                                    0.24     09/18/2009       550,004,019
   250,000,000   FHLMC+/-                                                                    0.19     09/28/2009       249,995,416
   213,600,000   FHLMC                                                                       4.75     11/03/2009       215,214,294
    11,535,000   FHLMC                                                                       2.68     11/16/2009        11,591,134

                   34 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$   65,000,000   FHLMC                                                                       4.13%    11/30/2009   $    65,607,375
   500,000,000   FHLMC+/-                                                                    0.63     09/03/2010       499,883,015
   250,000,000   FHLMC+/-                                                                    0.62     09/10/2010       249,923,190
   350,000,000   FHLMC+/-                                                                    0.58     09/24/2010       349,925,792
                                                                                                                     2,192,144,235
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.79%
   250,000,000   FNMA+/-                                                                     0.38     09/03/2009       250,000,000
   200,000,000   FNMA+/-                                                                     0.36     10/07/2009       199,996,058
    59,023,000   FNMA                                                                        3.88     12/10/2009        59,587,744
                                                                                                                       509,583,802
                                                                                                                   ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $5,390,859,145)                                                          5,390,859,145
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 3.71%
DEPOSITORY INSTITUTIONS: 0.30%
    85,000,000   JPMORGAN CHASE & COMPANY TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-           1.16     12/02/2010        85,713,095
                                                                                                                   ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.98%
   145,600,000   CITIGROUP INCORPORATED TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-             1.18     12/09/2010       146,901,957
   130,000,000   GENERAL ELECTRIC CAPITAL CORPORATION TEMPORARY LIQUIDITY
                 GUARANTEE PROGRAM+/-                                                        1.26     12/09/2010       131,330,588
                                                                                                                       278,232,545
                                                                                                                   ---------------
DOMESTIC BANKS: 2.43%
   228,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-                 0.42     02/05/2010       228,000,000
   350,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-                 0.66     09/13/2010       350,000,000
   115,000,000   CITIBANK NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-                        0.65     09/30/2010       115,000,000
                                                                                                                       693,000,000
                                                                                                                   ---------------
TOTAL CORPORATE BONDS & NOTES (COST $1,056,945,640)                                                                  1,056,945,640
                                                                                                                   ---------------
AGENCY SECURITIES: 1.78%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.88%
   250,000,000   FHLMC                                                                       6.63     09/15/2009       250,600,582
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 0.90%
   199,227,000   FNMA                                                                        6.63     09/15/2009       199,705,627
    54,840,000   FNMA                                                                        7.25     01/15/2010        56,239,704
                                                                                                                       255,945,331
                                                                                                                   ---------------
TOTAL AGENCY SECURITIES (COST $506,545,913)                                                                            506,545,913
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 42.47%
   600,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                 (MATURITY VALUE $600,003,367)                                               0.22     09/01/2009       600,000,000
   500,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $500,003,056)                                    0.22     09/01/2009       500,000,000
 1,000,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $1,000,013,333)                                  0.16     09/03/2009     1,000,000,000
 1,000,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $1,000,017,778)                                  0.16     09/04/2009     1,000,000,000
   500,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $500,003,056)                                    0.22     09/01/2009       500,000,000

                   Wells Fargo Advantage Money Market Funds 35


              Portfolio of Investments--August 31, 2009 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
REPURCHASE AGREEMENTS (continued)
$  750,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $750,006,667)                                    0.16%    09/02/2009   $   750,000,000
 2,000,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $2,000,012,222)                                  0.22     09/01/2009     2,000,000,000
 1,550,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $1,550,009,472)                    0.22     09/01/2009     1,550,000,000
   400,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $400,002,556)                      0.23     09/01/2009       400,000,000
   100,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $100,000,583)                                    0.21     09/01/2009       100,000,000
    76,700,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $76,700,469)                                     0.22     09/01/2009        76,700,000
   875,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $875,005,347)                      0.22     09/01/2009       875,000,000
 1,550,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $1,550,009,472)                    0.22     09/01/2009     1,550,000,000
 1,000,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,046,667)                    0.21     09/08/2009     1,000,000,000
   100,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $100,000,583)                                    0.21     09/01/2009       100,000,000
    84,700,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $84,700,471)                                     0.20     09/01/2009        84,700,000
TOTAL REPURCHASE AGREEMENTS (COST $12,086,400,000)                                                                  12,086,400,000
                                                                                                                   ---------------
COMMERCIAL PAPER: 4.00%
FINANCIAL SERVICES: 4.00%
   100,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##                   0.22     09/09/2009        99,995,111
   150,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##                   0.22     09/11/2009       149,990,833
   100,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##                   0.22     09/17/2009        99,990,222
   250,000,000   GE CAPITAL TEMPORARY LIQUIDITY GUARANTEE PROGRAM##                          0.40     11/02/2009       249,827,778
    75,192,000   STRAIGHT-A FUNDING LLC##++ (p)                                              0.27     11/03/2009        75,156,472
    15,797,000   STRAIGHT-A FUNDING LLC##++ (p)                                              0.25     11/04/2009        15,789,979
   117,000,000   STRAIGHT-A FUNDING LLC##++ (p)                                              0.28     11/05/2009       116,940,850
    50,000,000   STRAIGHT-A FUNDING LLC##++ (p)                                              0.28     11/12/2009        49,972,000
    25,196,000   STRAIGHT-A FUNDING LLC##++ (p)                                              0.27     11/16/2009        25,181,638
    80,767,000   STRAIGHT-A FUNDING LLC##++ (p)                                              0.27     11/17/2009        80,720,357
    25,000,000   STRAIGHT-A FUNDING LLC##++ (p)                                              0.27     11/18/2009        24,985,375
   100,859,000   STRAIGHT-A FUNDING LLC##++ (p)                                              0.26     11/19/2009       100,801,454
    50,078,000   STRAIGHT-A FUNDING LLC##++ (p)                                              0.26     11/23/2009        50,047,981
TOTAL COMMERCIAL PAPER (COST $1,139,400,050)                                                                         1,139,400,050
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $28,803,697,601)*                                                           101.20%                          $28,803,697,601
OTHER ASSETS AND LIABILITIES, NET                                                  (1.20)                             (342,493,117)
                                                                                  ------                           ---------------
TOTAL NET ASSETS                                                                  100.00%                          $28,461,204,484
                                                                                  ------                           ---------------

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   36 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

MINNESOTA MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
COMMERCIAL PAPER: 0.90%
$    1,100,000   ROCHESTER MN HEALTH CARE##                                                  0.38%    10/08/2009   $     1,100,000
TOTAL COMMERCIAL PAPER (COST $1,100,000)                                                                                 1,100,000
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 99.02%
MINNESOTA: 99.02%
       150,000   ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN
                 HOMES SERIES A (HCFR, US BANK NA LOC)ss+/-                                  0.18     09/01/2029           150,000
     1,705,000   BECKER MN PLYMOUTH FOAM PROJECT (IDR, US BANK NA LOC)ss+/-                  0.68     05/01/2019         1,705,000
     2,220,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                               0.39     11/15/2032         2,220,000
       585,000   BLOOMINGTON MN HOUSING & RDA MASONIC HOME CLUSTER
                 (HOUSING REVENUE, US BANK NA LOC)ss+/-                                      0.47     08/01/2025           585,000
       605,000   BLOOMINGTON MN NORLAN PARTNERS SERIES B
                 (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                        0.44     07/15/2032           605,000
       500,000   BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT
                 (IDR, FIRSTAR BANK NA LOC)ss+/-                                             0.18     12/01/2014           500,000
       550,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                 INSURED)ss+/-                                                               0.32     07/15/2030           550,000
       400,000   BURNSVILLE MN BRIDGEWAY APARTMENTS PROJECT (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                          0.32     10/15/2033           400,000
       400,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
                 YORK LOC)ss+/-                                                              0.20     11/01/2035           400,000
     1,850,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
                 (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                          0.54     11/01/2027         1,850,000
       955,000   COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE, FNMA
                 INSURED)ss+/-                                                               0.39     06/15/2038           955,000
     1,760,000   CROSBY IRONTON MN INDEPENDENT SCHOOL DISTRICT NUMBER 182 SERIES B
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)              1.50     09/13/2010         1,775,683
       335,000   DAKOTA COUNTY MN CDA BRENTWOOD HILLS APARTMENTS PROJECT SERIES B
                 (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                        0.72     09/01/2038           335,000
       110,000   DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION (ECONOMIC
                 DEVELOPMENT REVENUE, US BANK NA LOC)ss+/-                                   0.23     01/01/2012           110,000
     2,600,000   DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL
                 SERVICES LOC)ss+/-                                                          0.50     06/01/2029         2,600,000
     3,555,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER REVENUE,
                 AMBAC INSURED)ss+/-                                                         0.34     01/01/2030         3,555,000
     5,000,000   DULUTH MN SEAWAY PORT AUTHORITY SAINT LAWRENCE CEMENT
                 INCORPORATED PROJECT (IDR, WACHOVIA BANK LOC)ss+/-(q)                       0.33     03/01/2020         5,000,000
       190,000   EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA
                 INSURED)ss+/-                                                               0.32     02/15/2031           190,000
       815,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                 (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                                   0.42     04/15/2035           815,000
     1,245,000   MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER REVENUE,
                 FNMA INSURED)ss+/-                                                          0.39     06/15/2038         1,245,000
     1,800,000   MANKATO MN SERIES E (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-             0.37     02/01/2018         1,800,000
     1,000,000   MILLS NY INDEPENDENT SCHOOL DISTRICT NUMBER 553 SERIES A
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM)                      1.50     09/17/2010         1,009,005
     1,770,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                 CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-              0.20     08/15/2037         1,770,000
       245,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                 SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                      0.20     08/15/2025           245,000
     3,100,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES B1 (HCFR, BANK OF NEW
                 YORK LOC)ss+/-                                                              0.18     11/15/2034         3,100,000
       175,000   MINNEAPOLIS MN CDA C&G PARTNERS PROJECT (OTHER REVENUE, US BANK
                 NA LOC)ss+/-                                                                0.37     12/01/2015           175,000
     1,630,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE,
                 US BANK NA LOC)ss+/-                                                        0.44     10/01/2024         1,630,000
     4,400,000   MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK NA
                 LOC)ss+/-                                                                   0.52     10/01/2032         4,400,000
       345,000   MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL REVENUE,
                 US BANK NA LOC)ss+/-                                                        0.18     05/01/2026           345,000
     2,185,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                 REVENUE, US BANK NA LOC)ss+/-                                               0.18     10/01/2021         2,185,000
     2,415,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                 SERIES B (HCFR, FIRST SECURITY BANK LOC)ss+/-                               0.20     08/15/2025         2,415,000

                   Wells Fargo Advantage Money Market Funds 37


              Portfolio of Investments--August 31, 2009 (Unaudited)

MINNESOTA MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
MINNESOTA (continued)
$    3,035,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
                 FACILITY  ESSENTIAL C4 (HCFR, ASSURED GUARANTY)ss+/-                        0.21%    02/15/2030   $     3,035,000
       605,000   MINNESOTA STATE HEFAR HAMLINE UNIVERSITY SERIES 6E1
                 (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-          0.30     10/01/2016           605,000
     1,700,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE FIVE M2 (COLLEGE &
                 UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                     0.20     10/01/2020         1,700,000
     2,885,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H
                 (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST & SAVING BANK INSURED)ss+/-     0.20     10/01/2030         2,885,000
     1,395,000   MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3
                 (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-          0.30     10/01/2016         1,395,000
       500,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES 1 (HOUSING REVENUE,
                 LLOYDS BANK LOC)ss+/-                                                       0.35     01/01/2036           500,000
     3,315,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE,
                 FHLB INSURED)ss+/-                                                          0.35     07/01/2048         3,315,000
     1,160,000   MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF AUTHORITY)ss+/-     0.52     01/01/2010         1,160,000
     1,595,000   MINNESOTA STATE ST. OLAF COLLEGE SERIES 5-M1 (COLLEGE & UNIVERSITY
                 REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                                0.20     10/01/2032         1,595,000
       420,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                 UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.60     10/01/2021           420,000
       120,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                 UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.60     04/01/2025           120,000
     3,130,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                 UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.60     04/01/2027         3,130,000
     4,215,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER REVENUE,
                 BANK OF NEW YORK LOC)ss+/-                                                  0.32     10/01/2032         4,215,000
       900,000   MINNETONKA MN HOUSING FACILITIES (HOUSING REVENUE, FNMA INSURED)ss+/-       0.32     05/15/2034           900,000
     2,300,000   OAKDALE MN COTTAGE HOMESTEADS OF ASPEN (HOUSING REVENUE, FHLMC
                 INSURED)ss+/-                                                               0.42     06/01/2045         2,300,000
       650,000   PINE CITY MN STATE AGENCY (HOUSING REVENUE, FNMA INSURED)ss+/-              0.32     04/15/2036           650,000
       540,000   PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK NA
                 LOC)ss+/-                                                                   0.72     10/01/2010           540,000
     5,290,000   PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                 INSURED)ss+/-                                                               0.39     08/01/2034         5,290,000
       650,000   ROCHESTER MN HEALTH CARE FACILITIES MAYO FOUNDATION (HOSPITAL
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.20     08/15/2032           650,000
       500,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I (HCFR)            5.90     11/15/2009           505,369
       145,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK NA
                 LOC)ss+/-                                                                   0.18     10/01/2029           145,000
     1,370,000   RUSH CITY MN PLASTECH CORPORATION PROJECT (IDR, US BANK NA LOC)ss+/-        0.62     09/01/2014         1,370,000
       550,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA INSURED)ss+/-       0.32     05/15/2032           550,000
     3,595,000   ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE NATIONAL
                 BANK NA LOC)ss+/-                                                           0.44     10/01/2037         3,595,000
     6,400,000   ST. CLOUD MN CENRACARE HEALTH SERIES A (HOSPITAL REVENUE, SCOTIABANK
                 LOC)ss+/-                                                                   0.22     05/01/2042         6,400,000
     2,045,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL FACILITIES
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.55     10/01/2025         2,045,000
     3,000,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT # 283 SERIES B (PROPERTY
                 TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                        2.00     09/04/2009         3,000,317
     1,875,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR, FNMA
                 INSURED)ss+/-                                                               0.39     09/15/2031         1,875,000
     1,500,000   ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A (HOUSING
                 REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                                 0.44     06/15/2037         1,500,000
       200,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES D (IDR, DEXIA CREDIT
                 LOCAL DE FRANCE LOC)ss+/-                                                   1.65     03/01/2013           200,000
     2,025,000   ST. PAUL MN HOUSING & RDA DISTRICT SERIES E (OTHER REVENUE, DEXIA
                 CREDIT LOCAL DE FRANCE LOC)ss+/-                                            1.35     12/01/2019         2,025,000
     1,420,000   ST. PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                                 0.39     06/01/2032         1,420,000
     1,105,000   ST. PAUL MN HOUSING & RDA KENDRICK APARTMENTS PROJECTS (HOUSING
                 REVENUE, US BANK NA LOC)ss+/-                                               0.63     01/01/2027         1,105,000
     1,485,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
                 IRISH BANK PLC LOC)ss+/-                                                    0.43     05/01/2022         1,485,000
     1,380,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
                 IRISH BANK PLC LOC)ss+/-                                                    0.43     10/01/2025         1,380,000
       500,000   ST. PAUL MN HOUSING & RDA SCIENCE MUSEUM OF MINNESOTA SERIES A
                 (RECREATIONAL FACILITIES REVENUE, US BANK NA LOC)ss+/-                      0.32     05/01/2027           500,000

                   38 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

MINNESOTA MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
MINNESOTA (continued)
$    1,675,000   ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES
                 06-3 (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK LOC)ss+/-           0.20%    04/01/2036   $     1,675,000
        55,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             1.23     03/01/2012            55,000
       585,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                 (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                      0.75     12/01/2025           585,000
       450,000   ST. PAUL MN PORT AUTHORITY HARRIS CONTRACTING COMPANY PROJECT SERIES A
                 (IDR, US BANK NA LOC)ss+/-                                                  0.72     05/01/2016           450,000
     4,420,000   ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I (ELECTRIC REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                      0.90     12/01/2025         4,420,000
       390,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED IRISH
                 BANK PLC LOC)ss+/-                                                          0.43     05/01/2025           390,000
       705,000   STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA LOC)ss+/-       0.72     03/01/2018           705,000
     3,980,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
                 UNIVERSITY)ss+/-                                                            0.20     08/15/2031         3,980,000
     1,330,000   WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY PROJECT SERIES A
                 (IDR, HARRIS TRUST SAVINGS BANK LOC)ss+/-                                   0.78     06/01/2011         1,330,000
                                                                                                                       121,715,374
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $121,715,374)                                                                      121,715,374
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $122,815,374)*                                                               99.92%                          $   122,815,374
OTHER ASSETS AND LIABILITIES, NET                                                   0.08                                    98,777
                                                                                  ------                           ---------------
TOTAL NET ASSETS                                                                  100.00%                          $   122,914,151
                                                                                  ------                           ---------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

(q)  Credit enhancement is provided by an affiliate.

##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 39


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
CERTIFICATES OF DEPOSIT: 6.56%
$   10,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                                  0.45%    10/01/2009   $   10,000,000
    25,000,000   BANK OF AMERICA NA                                                          0.31     11/02/2009       25,000,000
     4,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                            0.91     09/02/2009        4,000,043
     4,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                            0.89     09/08/2009        4,000,335
    57,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                             0.51     04/07/2010       57,000,000
    47,000,000   BNP PARIBAS (NEW YORK)                                                      0.77     11/12/2009       47,000,000
     5,000,000   CALYON (NEW YORK)                                                           0.82     09/02/2009        5,000,001
    10,000,000   CALYON (NEW YORK)                                                           0.66     02/01/2010       10,000,000
    11,000,000   CALYON (NEW YORK)                                                           0.61     02/05/2010       11,000,956
    13,000,000   CALYON (NEW YORK)                                                           0.55     03/22/2010       13,003,633
     8,000,000   INTESA SANPAOLO SPA                                                         0.37     09/18/2009        8,000,151
    26,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.56     05/10/2010       26,000,000
    39,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.75     07/26/2010       39,000,000
    20,000,000   NATIONAL BANK CANADA (NEW YORK)                                             0.30     11/24/2009       20,000,000
    25,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                            0.75     11/09/2009       25,000,000
    47,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                          0.90     10/01/2009       47,000,000
    75,000,000   SOCIETE GENERALE (NEW YORK)+/-                                              0.43     04/05/2010       75,000,000
    20,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                            0.35     09/17/2009       20,000,266
    72,000,000   UNICREDITO ITALIANO (NEW YORK)+/-                                           0.82     10/14/2009       72,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $518,005,385)                                                                     518,005,385
                                                                                                                   --------------
COMMERCIAL PAPER: 53.67%
     8,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                       0.25     09/21/2009        7,998,889
     6,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                       0.23     09/24/2009        5,999,118
    10,000,000   ALLIED IRISH BANKS NA##++                                                   0.42     09/03/2009        9,999,767
    31,000,000   ALLIED IRISH BANKS NA##++                                                   0.42     09/04/2009       30,998,915
    16,000,000   ALLIED IRISH BANKS NA##++                                                   0.42     09/08/2009       15,998,693
    18,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.85     09/04/2009       17,997,225
    14,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.80     09/09/2009       13,994,400
    19,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.85     09/14/2009       18,987,307
    20,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.80     09/17/2009       19,984,000
    20,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.78     09/18/2009       19,983,189
    17,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.78     09/22/2009       16,982,348
    11,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.78     09/23/2009       10,988,034
    16,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.75     09/24/2009       15,982,111
    14,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                        0.38     09/16/2009       13,997,783
     3,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                        0.37     10/05/2009        2,998,952
     2,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                        0.27     10/07/2009        1,999,460
     5,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                        0.38     10/07/2009        4,998,100
     5,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                        0.31     11/04/2009        4,997,244
     4,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                        0.30     11/10/2009        3,997,667
     2,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                       0.30     09/01/2009        2,000,000
     2,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                       0.30     09/02/2009        1,999,983
     4,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                       0.37     09/09/2009        3,999,671
     6,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                       0.25     09/24/2009        5,999,042
     4,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                       0.33     10/05/2009        3,998,753
     5,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                       0.30     10/13/2009        4,998,250
     7,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                       0.38     10/26/2009        6,995,936
    37,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                      0.57     09/08/2009       36,995,899
    10,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                      0.51     09/14/2009        9,998,158
     7,000,000   ARABELLA FINANCE LLC##++(P)                                                 0.71     09/04/2009        6,999,586
    18,500,000   ASB FINANCE LIMITED (LONDON)##++                                            0.68     09/25/2009       18,491,613
     2,000,000   ASB FINANCE LIMITED (LONDON)##++                                            0.33     11/09/2009        1,998,735
     6,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                           0.58     11/18/2009        6,000,000
    23,000,000   ASB FINANCE LIMITED (LONDON)##++                                            0.37     11/30/2009       22,978,725

                   40 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER (continued)
$   25,000,000   ASB FINANCE LIMITED (LONDON)##++                                            0.33%    12/02/2009   $   24,978,917
     5,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.32     09/01/2009        5,000,000
     6,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.37     09/04/2009        5,999,815
    31,750,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            1.10     09/18/2009       31,733,508
     3,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.34     09/28/2009        2,999,235
    10,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.27     10/02/2009        9,997,675
     2,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.30     11/06/2009        1,998,900
    17,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.35     01/05/2010       16,979,175
     7,000,000   ATLANTIS ONE FUNDING##++(p)                                                 0.30     10/19/2009        6,997,200
    20,000,000   ATLANTIS ONE FUNDING##++(p)                                                 0.32     10/19/2009       19,991,467
     6,000,000   ATLANTIS ONE FUNDING##++(p)                                                 0.32     10/21/2009        5,997,333
    15,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                           1.02     11/04/2009       14,972,800
    14,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                           1.02     11/06/2009       13,973,820
    19,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                           1.02     11/10/2009       18,962,317
     9,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                           0.35     11/24/2009        8,992,650
     3,000,000   BANK OF AMERICA NA##                                                        0.33     11/23/2009        2,997,718
     2,000,000   BANK OF AMERICA NA##                                                        0.65     02/16/2010        1,993,933
    14,000,000   BANK OF MONTREAL##                                                          0.34     10/02/2009       13,995,901
    27,000,000   BANK OF MONTREAL##                                                          0.34     10/08/2009       26,990,565
     7,000,000   BARTON CAPITAL LLC##++(p)                                                   0.27     10/07/2009        6,998,110
     7,000,000   BASF SE CORPORATION##++                                                     0.60     12/17/2009        6,987,517
     4,000,000   BASF SE CORPORATION##++                                                     0.52     01/14/2010        3,992,200
     4,000,000   BNZ INTERNATIONAL FUNDING##++                                               0.30     11/03/2009        3,997,900
    11,000,000   BNZ INTERNATIONAL FUNDING##++                                               0.45     11/09/2009       10,990,513
    10,000,000   CAFCO LLC##++(p)                                                            0.29     09/17/2009        9,998,711
    23,000,000   CAFCO LLC##++(p)                                                            0.29     09/23/2009       22,995,994
     2,000,000   CAFCO LLC##++(p)                                                            0.30     11/19/2009        1,998,683
    10,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                     0.64     09/18/2009        9,996,978
    15,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                     0.65     09/22/2009       14,994,313
    20,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                     0.55     10/13/2009       19,987,167
     6,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                     0.35     10/19/2009        5,997,200
    15,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                     0.47     11/06/2009       14,987,075
    14,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                     0.47     11/10/2009       13,987,206
    55,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                     0.95     12/23/2009       54,835,993
    10,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                     0.95     12/29/2009        9,968,597
    15,000,000   CHARTA LLC##++(p)                                                           0.29     09/17/2009       14,998,067
    35,000,000   CHARTA LLC##++(p)                                                           0.42     09/18/2009       34,993,058
    22,000,000   CHARTA LLC##++(p)                                                           0.40     10/06/2009       21,991,444
    26,000,000   CHARTA LLC##++(p)                                                           0.41     10/09/2009       25,988,748
    15,000,000   CHARTA LLC##++(p)                                                           0.37     10/22/2009       14,992,138
     7,000,000   CHARTA LLC##++(p)                                                           0.34     10/26/2009        6,996,364
    41,000,000   CIESCO LLC##++(p)                                                           0.40     09/14/2009       40,994,078
     6,000,000   CIESCO LLC##++(p)                                                           0.25     10/02/2009        5,998,708
    21,000,000   CIESCO LLC##++(p)                                                           0.33     10/08/2009       20,992,877
    15,000,000   CIESCO LLC##++(p)                                                           0.35     10/09/2009       14,994,458
     1,000,000   CITIBANK CREDIT CARD ISSUE TRUST##++(p)                                     0.27     09/14/2009          999,903
    19,000,000   CITIBANK CREDIT CARD ISSUE TRUST##++(p)                                     0.40     11/19/2009       18,983,322
     7,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.25     09/01/2009        7,000,000
     9,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.25     09/11/2009        8,999,375
    14,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.23     09/25/2009       13,997,853
    17,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.30     10/07/2009       16,994,900
     7,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.28     10/13/2009        6,997,713
    12,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.30     11/16/2009       11,992,400
     1,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.45     09/01/2009        1,000,000
    10,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.75     09/02/2009        9,999,792

                   Wells Fargo Advantage Money Market Funds 41


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER (continued)
$   21,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.65%    10/13/2009   $   20,984,075
     6,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.65     11/02/2009        5,993,283
     1,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.57     11/20/2009          998,733
    10,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.68     12/01/2009        9,982,811
    44,000,000   CRC FUNDING LLC##++(p)                                                      0.41     10/09/2009       43,980,958
     7,000,000   CRC FUNDING LLC##++(p)                                                      0.32     11/17/2009        6,995,209
     2,000,000   CRC FUNDING LLC##++(p)                                                      0.30     11/19/2009        1,998,683
     5,000,000   CRC FUNDING LLC##++(p)                                                      0.30     11/23/2009        4,996,542
     4,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                          0.77     09/03/2009        3,999,829
     1,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                          0.40     09/22/2009          999,767
     9,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                          0.70     10/01/2009        8,994,750
    30,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                          0.65     10/13/2009       29,977,250
     6,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                          0.60     11/05/2009        5,993,500
     4,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                          0.55     11/20/2009        3,995,111
     5,000,000   DANSKE CORPORATION##++                                                      0.35     09/03/2009        4,999,903
    21,000,000   DANSKE CORPORATION##++                                                      0.34     09/25/2009       20,995,240
    47,000,000   DEXIA DELAWARE LLC##                                                        0.26     09/01/2009       47,000,000
    15,000,000   DNB NOR BANK ASA##++                                                        0.77     09/08/2009       14,997,769
    28,000,000   DNB NOR BANK ASA##++                                                        0.75     09/09/2009       27,995,333
     5,000,000   DNB NOR BANK ASA##++                                                        0.51     09/28/2009        4,998,088
     9,000,000   E. ON AG##++                                                                0.70     09/01/2009        9,000,000
     6,000,000   E. ON AG##++                                                                0.70     09/03/2009        5,999,767
     6,000,000   E. ON AG##++                                                                0.69     09/10/2009        5,998,965
    30,000,000   E. ON AG##++                                                                0.67     09/22/2009       29,988,275
    55,000,000   E. ON AG##++                                                                0.67     10/01/2009       54,969,292
     5,000,000   E. ON AG##++                                                                0.59     11/02/2009        4,994,919
     2,000,000   E. ON AG##++                                                                0.56     11/19/2009        1,997,542
     1,000,000   EBBETS FUNDING LLC##++(p)                                                   0.80     09/10/2009          999,800
    21,000,000   EBBETS FUNDING LLC##++(p)                                                   0.80     09/16/2009       20,993,000
    55,000,000   EBBETS FUNDING LLC##++(p)                                                   0.80     09/28/2009       54,967,000
     6,000,000   EBBETS FUNDING LLC##++(p)                                                   0.80     09/29/2009        5,996,267
     3,000,000   EBBETS FUNDING LLC##++(p)                                                   0.70     10/26/2009        2,996,792
    25,250,000   EKSPORTFINANS ASA##++                                                       1.50     09/02/2009       25,248,948
    20,000,000   EKSPORTFINANS ASA##++                                                       0.38     10/22/2009       19,989,233
    55,500,000   ENTERPRISE FUNDING LLC##++(p)                                               0.36     09/14/2009       55,492,785
     4,000,000   ENTERPRISE FUNDING LLC##++(p)                                               0.31     10/05/2009        3,998,829
    10,000,000   ENTERPRISE FUNDING LLC##++(p)                                               0.30     12/22/2009        9,990,667
     1,000,000   ENTERPRISE FUNDING LLC##++(p)                                               0.42     01/11/2010          998,460
     1,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                          0.27     09/01/2009        1,000,000
     3,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                          0.27     09/14/2009        2,999,708
     2,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                          0.30     09/15/2009        1,999,767
    10,850,000   ERASMUS CAPITAL CORPORATION##++(p)                                          0.43     10/01/2009       10,846,112
     6,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                          0.21     09/23/2009        5,999,230
    11,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                          0.30     11/03/2009       10,994,225
    10,000,000   FORTIS BANQUE LUXEMBOURG##                                                  0.26     09/11/2009        9,999,278
    15,000,000   FORTIS FUNDING LLC##++                                                      0.25     09/14/2009       14,998,646
    20,000,000   FORTIS FUNDING LLC##++                                                      0.27     09/28/2009       19,995,950
     7,000,000   GDF SUEZ##++                                                                0.27     09/15/2009        6,999,265
    17,000,000   GDF SUEZ##++                                                                0.22     09/16/2009       16,998,442
     2,000,000   GDF SUEZ##++                                                                0.26     09/16/2009        1,999,788
     5,000,000   GDF SUEZ##++                                                                0.23     10/01/2009        4,999,042
     4,000,000   GDF SUEZ##++                                                                0.23     10/05/2009        3,999,131
     5,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                                0.24     09/02/2009        4,999,967
     8,000,000   GOTHAM FUNDING CORPORATION##++(p)                                           0.24     09/01/2009        8,000,000
    15,000,000   GOTHAM FUNDING CORPORATION##++(p)                                           0.24     09/02/2009       14,999,900
    21,000,000   GOTHAM FUNDING CORPORATION##++(p)                                           0.25     09/09/2009       20,998,833

                   42 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER (continued)
$    3,000,000   GOTHAM FUNDING CORPORATION##++(p)                                           0.22%    09/22/2009   $    2,999,615
     7,000,000   GOTHAM FUNDING CORPORATION##++(p)                                           0.23     09/22/2009        6,999,061
     8,000,000   GOVCO LLC##++(p)                                                            0.40     09/11/2009        7,999,111
    20,000,000   GOVCO LLC##++(p)                                                            0.37     10/19/2009       19,990,133
    10,000,000   GOVCO LLC##++(p)                                                            0.35     10/27/2009        9,994,556
    13,000,000   GOVCO LLC##++(p)                                                            0.37     11/12/2009       12,990,380
     8,000,000   GOVCO LLC##++(p)                                                            0.33     11/16/2009        7,994,427
     5,000,000   GOVCO LLC##++(p)                                                            0.29     11/24/2009        4,996,617
     4,000,000   GRAMPIAN FUNDING LLC##++(p)                                                 0.72     10/02/2009        3,997,520
    31,000,000   GRAMPIAN FUNDING LLC##++(p)                                                 0.63     10/27/2009       30,969,620
    13,000,000   GRAMPIAN FUNDING LLC##++(p)                                                 0.56     11/20/2009       12,983,822
    10,000,000   GRAMPIAN FUNDING LLC##++(p)                                                 0.54     11/24/2009        9,987,400
    10,000,000   ICICI BANK LIMITED##                                                        0.38     09/30/2009        9,996,939
     6,000,000   ING USA FUNDING LLC##                                                       0.17     09/25/2009        5,999,320
    17,000,000   ING USA FUNDING LLC##                                                       0.50     12/08/2009       16,976,861
    19,000,000   IRISH LIFE & PERMANENT##++                                                  0.58     09/01/2009       19,000,000
    19,000,000   IRISH LIFE & PERMANENT##++                                                  0.58     09/03/2009       18,999,388
    16,000,000   IRISH LIFE & PERMANENT##++                                                  0.54     09/04/2009       15,999,280
    15,000,000   IRISH LIFE & PERMANENT##++                                                  0.54     09/08/2009       14,998,425
     4,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                       0.31     09/02/2009        3,999,966
     3,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                       0.23     09/09/2009        2,999,847
     2,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                       0.30     10/20/2009        1,999,183
     4,000,000   LEXINGTON PARKER CAPITAL##++(p)                                             0.40     09/01/2009        4,000,000
    30,000,000   LEXINGTON PARKER CAPITAL##++(p)                                             0.65     10/14/2009       29,976,708
    24,000,000   LEXINGTON PARKER CAPITAL##++(p)                                             0.65     11/03/2009       23,972,700
    26,000,000   LIBERTY STREET FUNDING LLC##++(p)                                           0.37     09/18/2009       25,995,457
     4,000,000   LIBERTY STREET FUNDING LLC##++(p)                                           0.30     11/02/2009        3,997,933
     4,000,000   LMA AMERICAS LLC##++(p)                                                     0.26     10/21/2009        3,998,556
    40,000,000   LMA AMERICAS LLC##++(p)                                                     0.33     10/27/2009       39,979,467
     6,000,000   LOS ANGELES DEPARTMENT OF AIRPORTS##                                        0.55     09/03/2009        5,999,817
     3,000,000   MARKET STREET FUNDING LLC##++(p)                                            0.30     09/08/2009        2,999,825
     3,000,000   MARKET STREET FUNDING LLC##++(p)                                            0.20     09/23/2009        2,999,633
     7,000,000   MARKET STREET FUNDING LLC##++(p)                                            0.22     09/23/2009        6,999,059
     5,000,000   MARKET STREET FUNDING LLC##++(p)                                            0.28     11/18/2009        4,996,967
    10,000,000   MATCHPOINT MASTER TRUST##++(p)                                              0.25     09/08/2009        9,999,514
    21,000,000   MATCHPOINT MASTER TRUST##++(p)                                              0.22     09/28/2009       20,996,535
    13,000,000   MATCHPOINT MASTER TRUST##++(p)                                              0.35     10/05/2009       12,995,703
     3,000,000   METLIFE SHORT TERM FUND##++                                                 0.34     09/09/2009        2,999,773
     4,000,000   METLIFE SHORT TERM FUND##++                                                 0.90     09/16/2009        3,998,500
    26,000,000   METLIFE SHORT TERM FUND##++                                                 0.90     09/17/2009       25,989,600
    19,000,000   METLIFE SHORT TERM FUND##++                                                 0.79     10/19/2009       18,979,987
    50,000,000   METLIFE SHORT TERM FUND##++                                                 0.62     11/05/2009       49,944,028
    10,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                       0.29     09/08/2009        9,999,436
     8,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                       0.24     10/07/2009        7,998,080
     2,000,000   MONTGOMERY COUNTY MD                                                        0.30     10/06/2009        2,000,000
    15,000,000   NATIONWIDE BUILDING SOCIETY##++                                             0.56     09/18/2009       14,996,033
    23,000,000   NATIONWIDE BUILDING SOCIETY##++                                             0.47     10/27/2009       22,983,184
     5,000,000   NATIONWIDE BUILDING SOCIETY##++                                             0.37     11/27/2009        4,995,529
     5,000,000   NATIONWIDE BUILDING SOCIETY##++                                             0.37     11/30/2009        4,995,375
     2,000,000   NATIONWIDE BUILDING SOCIETY##++                                             0.38     11/30/2009        1,998,100
    68,000,000   NATIXIS COMMERCIAL PAPER##++                                                0.24     09/02/2009       67,999,547
    34,000,000   NATIXIS US FINANCE COMPANY##                                                0.24     09/01/2009       34,000,000
    25,000,000   NATIXIS US FINANCE COMPANY##                                                0.24     09/04/2009       24,999,500
    17,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.32     09/08/2009       16,998,942
     5,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.35     10/21/2009        4,997,569
    10,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.35     10/23/2009        9,994,944

                   Wells Fargo Advantage Money Market Funds 43


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER (continued)
$    7,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.32%    11/17/2009   $    6,995,209
     6,000,000   OAKLAND-ALAMEDA COUNTY                                                      0.75     09/01/2009        6,000,000
     5,000,000   OLD LINE FUNDING LLC##++(p)                                                 0.36     09/21/2009        4,999,000
     3,000,000   PORT OF OAKLAND CA##                                                        0.65     09/09/2009        2,999,567
    15,000,000   PRUDENTIAL PLC##++                                                          0.75     09/15/2009       14,995,625
     8,000,000   PRUDENTIAL PLC##++                                                          0.55     10/05/2009        7,995,844
     4,000,000   PRUDENTIAL PLC##++                                                          0.56     10/08/2009        3,997,698
     4,000,000   PRUDENTIAL PLC##++                                                          0.45     10/13/2009        3,997,900
    17,000,000   PRUDENTIAL PLC##++                                                          0.46     10/27/2009       16,987,836
     6,000,000   PRUDENTIAL PLC##++                                                          0.43     10/29/2009        5,995,843
     4,000,000   PRUDENTIAL PLC##++                                                          0.46     10/29/2009        3,997,036
     4,000,000   PRUDENTIAL PLC##++                                                          0.40     11/12/2009        3,996,800
     3,000,000   RANGER FUNDING COMPANY LLC##++(p)                                           0.30     10/13/2009        2,998,950
    25,000,000   RANGER FUNDING COMPANY LLC##++(p)                                           0.34     12/02/2009       24,978,278
    22,000,000   REGENCY MARKETS # 1 LLC##++(p)                                              0.26     09/10/2009       21,998,570
     8,000,000   REGENCY MARKETS # 1 LLC##++(p)                                              0.25     09/15/2009        7,999,222
     3,000,000   REGENCY MARKETS # 1 LLC##++(p)                                              0.24     09/16/2009        2,999,700
     2,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                                    0.40     09/15/2009        1,999,689
     4,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                                    0.63     09/21/2009        3,998,600
     3,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                                    0.38     10/27/2009        2,998,227
     6,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                                    0.50     11/20/2009        5,993,333
     3,442,000   RHEINGOLD SECURITIZATION##++(p)                                             0.40     09/10/2009        3,441,656
    11,000,000   RHEINGOLD SECURITIZATION##++(p)                                             0.45     09/29/2009       10,996,150
     2,000,000   RHEINGOLD SECURITIZATION##++(p)                                             0.55     09/29/2009        1,999,144
     2,708,000   RHEINGOLD SECURITIZATION##++(p)                                             0.50     11/10/2009        2,705,367
    43,000,000   RHEINGOLD SECURITIZATION##++(p)                                             0.50     11/12/2009       42,957,000
     3,000,000   RHEINGOLD SECURITIZATION##++(p)                                             0.43     12/01/2009        2,996,739
     3,000,000   ROMULUS FUNDING CORPORATION##++(p)                                          0.70     09/01/2009        3,000,000
     4,000,000   ROMULUS FUNDING CORPORATION##++(p)                                          0.64     09/16/2009        3,998,933
     1,000,000   ROMULUS FUNDING CORPORATION##++(p)                                          0.50     09/23/2009          999,694
     1,750,000   ROMULUS FUNDING CORPORATION##++(p)                                          0.50     09/28/2009        1,749,344
     1,000,000   ROMULUS FUNDING CORPORATION##++(p)                                          0.55     09/29/2009          999,572
    21,000,000   SCALDIS CAPITAL LLC##++(p)                                                  0.30     09/03/2009       20,999,650
    71,000,000   SCALDIS CAPITAL LLC##++(p)                                                  0.30     09/10/2009       70,994,675
    21,000,000   SCALDIS CAPITAL LLC##++(p)                                                  0.30     09/14/2009       20,997,725
     8,000,000   SCALDIS CAPITAL LLC##++(p)                                                  0.30     09/15/2009        7,999,067
    17,000,000   SCALDIS CAPITAL LLC##++(p)                                                  0.30     09/18/2009       16,997,592
     4,000,000   SHEFFIELD RECEIVABLES##++(p)                                                0.35     10/05/2009        3,998,678
    13,000,000   SOLITAIRE FUNDING LLC##++(p)                                                0.28     09/21/2009       12,997,978
    36,000,000   SOLITAIRE FUNDING LLC##++(p)                                                0.33     10/19/2009       35,984,160
    12,000,000   SOLITAIRE FUNDING LLC##++(p)                                                0.33     10/20/2009       11,994,610
    22,000,000   SOLITAIRE FUNDING LLC##++(p)                                                0.40     11/17/2009       21,981,178
     1,000,000   SOLITAIRE FUNDING LLC##++(p)                                                0.38     11/24/2009          999,113
    27,000,000   STADSHYPOTEK DELAWARE##++                                                   0.40     09/02/2009       26,999,700
    15,000,000   STADSHYPOTEK DELAWARE##++                                                   0.43     09/03/2009       14,999,642
    35,000,000   STADSHYPOTEK DELAWARE##++                                                   0.43     09/30/2009       34,987,876
     5,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.37     09/03/2009        4,999,897
     5,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.37     09/09/2009        4,999,589
    10,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.37     09/16/2009        9,998,458
    15,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.36     10/07/2009       14,994,600
    20,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.35     10/09/2009       19,992,611
     4,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.25     11/04/2009        3,998,222
    10,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.28     11/05/2009        9,994,944
    30,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.28     11/06/2009       29,984,600
     2,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.28     11/12/2009        1,998,880
     7,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.27     11/18/2009        6,995,905

                   44 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER (continued)
$   10,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.26%    11/20/2009   $    9,994,222
    21,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.26     11/24/2009       20,987,260
     6,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.25     11/25/2009        5,996,458
     5,000,000   SURREY FUNDING CORPORATION##++(p)                                           0.26     09/10/2009        4,999,675
    55,000,000   SURREY FUNDING CORPORATION##++(p)                                           0.30     10/09/2009       54,982,584
    10,000,000   SWEDBANK AB##++                                                             0.55     12/15/2009        9,983,958
    20,000,000   SWEDBANK AB##++                                                             0.56     12/17/2009       19,966,711
    18,000,000   SWEDBANK AB##++                                                             0.55     12/22/2009       17,969,200
    30,000,000   SWEDBANK AB##++                                                             0.87     02/09/2010       29,883,275
    30,000,000   SWEDBANK AB##++                                                             0.89     02/16/2010       29,875,400
    20,000,000   TASMAN FUNDING INCORPORATED##++(p)                                          0.95     09/04/2009       19,998,417
     1,000,000   TASMAN FUNDING INCORPORATED##++(p)                                          0.70     10/14/2009          999,164
    22,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                                   0.25     09/04/2009       21,999,542
     8,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                                   0.40     09/14/2009        7,998,844
    12,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                                   0.38     10/13/2009       11,994,680
    27,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                                   0.35     10/19/2009       26,987,400
    18,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                                   0.40     10/26/2009       17,989,000
     4,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                                   0.28     11/09/2009        3,997,853
    11,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                                   0.31     11/09/2009       10,993,464
     6,000,000   TICONDEROGA FUNDING LLC##++(p)                                              0.23     09/30/2009        5,998,888
    30,000,000   TOYOTA CREDIT PUERTO RICO##                                                 0.33     09/09/2009       29,997,800
    26,000,000   TOYOTA CREDIT PUERTO RICO##                                                 0.35     10/14/2009       25,989,131
    27,000,000   TOYOTA CREDIT PUERTO RICO##                                                 0.35     10/15/2009       26,988,450
    21,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                           0.31     09/04/2009       20,999,458
     6,000,000   TULIP FUNDING CORPORATION##++(p)                                            0.25     09/01/2009        6,000,000
     6,074,000   TULIP FUNDING CORPORATION##++(p)                                            0.22     09/28/2009        6,072,998
    26,000,000   TULIP FUNDING CORPORATION##++(p)                                            0.38     10/13/2009       25,988,473
    10,500,000   UBS FINANCE DELAWARE LLC##                                                  0.70     09/14/2009       10,497,346
    11,000,000   UBS FINANCE DELAWARE LLC##                                                  0.70     09/16/2009       10,996,792
    55,000,000   UBS FINANCE DELAWARE LLC##                                                  0.57     10/13/2009       54,963,425
    23,000,000   UBS FINANCE DELAWARE LLC##                                                  0.55     10/28/2009       22,979,971
    14,000,000   UBS FINANCE DELAWARE LLC##                                                  0.72     12/04/2009       13,973,680
     2,000,000   UBS FINANCE DELAWARE LLC##                                                  0.60     12/30/2009        1,996,000
     9,250,000   UBS FINANCE DELAWARE LLC##                                                  0.62     12/30/2009        9,230,883
    10,000,000   UNICREDIT DELAWARE INCORPORATED##++                                         0.90     12/09/2009        9,975,250
     2,000,000   UNICREDIT DELAWARE INCORPORATED##++                                         0.60     12/21/2009        1,996,300
    30,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                     0.55     09/14/2009       29,994,042
    27,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                     0.73     11/03/2009       26,965,507
     7,000,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY                                    0.22     09/23/2009        7,000,000
     5,000,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY                                    0.22     09/24/2009        5,000,000
    11,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.50     09/01/2009       11,000,000
     9,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.50     09/02/2009        8,999,875
    10,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.45     09/03/2009        9,999,750
     5,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.45     09/04/2009        4,999,813
    72,632,989   VICTORIA FINANCE LLC+/-++(a)####(i)(p)                                      4.82     01/17/2008       37,042,824
     2,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/03/2009        1,999,972
     2,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/04/2009        1,999,958
    10,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/08/2009        9,999,514
    13,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/09/2009       12,999,277
     5,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/11/2009        4,999,653
     5,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/14/2009        4,999,549
     5,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/15/2009        4,999,514
     2,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.23     09/24/2009        1,999,706
     4,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.22     09/25/2009        3,999,413
     5,000,000   WESTPAC SECURITIES NZ LIMITED##++                                           0.40     09/15/2009        4,999,222
     6,000,000   WESTPAC SECURITIES NZ LIMITED##++                                           0.36     10/06/2009        5,997,900

                   Wells Fargo Advantage Money Market Funds 45


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER (continued)
$   13,000,000   WESTPAC SECURITIES NZ LIMITED##++                                           0.37%    10/07/2009   $   12,995,190
    32,000,000   WESTPAC SECURITIES NZ LIMITED##++                                           0.37     10/08/2009       31,987,831
    25,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                          0.44     08/20/2010       25,000,000
     4,000,000   WINDMILL FUNDING CORPORATION##++(p)                                         0.25     09/10/2009        3,999,750
    46,000,000   WINDMILL FUNDING CORPORATION##++(p)                                         0.40     10/06/2009       45,982,111
     8,000,000   YORKTOWN CAPITAL LLC##++(p)                                                 0.34     12/02/2009        7,993,049
     9,000,000   YORKTOWN CAPITAL LLC##++(p)                                                 0.28     12/16/2009        8,992,580
     2,000,000   YORKTOWN CAPITAL LLC##++(p)                                                 0.31     12/16/2009        1,998,174
TOTAL COMMERCIAL PAPER (COST $4,274,913,779)                                                                        4,239,323,970
                                                                                                                   --------------
CORPORATE BONDS & NOTES: 11.68%
     3,000,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                          0.40     11/15/2029        3,000,000
    52,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-                 0.42     02/05/2010       52,000,000
   113,200,000   BANK OF IRELAND+/-++                                                        0.89     10/02/2009      113,200,000
    72,000,000   BASF FINANCE EUROPE NV+/-++                                                 0.52     11/20/2009       72,000,000
   118,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++                0.46     09/10/2009      118,000,000
    32,000,000   CITIBANK NA+/-                                                              0.65     09/30/2010       32,000,000
    76,250,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                          0.80     10/02/2009       76,250,000
     3,000,000   CREDIT SUISSE USA INCORPORATED+/-                                           0.75     01/15/2010        3,003,099
     8,900,000   GBG LLC+/-ss++                                                              0.50     09/01/2027        8,900,000
    60,000,000   HSBC USA INCORPORATED+/-                                                    0.93     10/15/2009       60,000,000
    95,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                                    0.63     09/25/2009       95,000,000
    10,705,000   LTF REAL ESTATE VRDN I LLC+/-ss++                                           0.60     06/01/2033       10,705,000
   150,400,000   RABOBANK NEDERLAND NV+/-++(i)                                               0.68     10/09/2009      150,400,000
    38,250,000   ROYAL BANK OF CANADA+/-++                                                   0.64     10/15/2009       38,250,000
    51,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                       1.03     10/09/2009       51,000,000
     5,000,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                                      1.43     10/01/2011        5,000,000
    34,000,000   THE NATURE CONSERVANCY+/-++(i)                                              1.77     10/05/2009       34,000,000
TOTAL CORPORATE BONDS & NOTES (COST $922,708,099)                                                                     922,708,099
                                                                                                                   --------------
MEDIUM TERM NOTES: 3.89%
    55,000,000   CITIGROUP FUNDING INCORPORATED+/-                                           0.76     10/22/2009       55,015,950
   130,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     0.32     10/09/2009      130,500,000
   117,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                          1.08     10/19/2009      117,000,000
     5,000,000   US BANCORP+/-                                                               1.05     06/04/2010        5,017,422
TOTAL MEDIUM TERM NOTES (COST $307,533,372)                                                                           307,533,372
                                                                                                                   --------------
MUNICIPAL BONDS & NOTES: 7.39%
    14,350,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 CROSSING
                 APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.30     12/15/2037       14,350,000
     2,000,000   AURORA CO HOSPITAL REF-CHILDRENS HOSPITAL ASSOCIATION PROJECT-B
                 (HEALTH FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                 0.45     12/01/2036        2,000,000
    11,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                 ENVIRONMENTAL
                 REVENUE CITGO PETROLEUM CORPORATION (IDR, NATIXIS LOC)+/-ss                 0.16     07/01/2026       11,000,000
     9,000,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH
                 AMERICA SERIES A
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.45     07/01/2024        9,000,000
    21,000,000   CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY (IDR)+/-ss               0.14     11/01/2026       21,000,000
     7,900,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss             0.26     07/01/2033        7,900,000
    13,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                 REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                                      0.35     05/01/2022       13,000,000
     8,200,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                 REVENUE,
                 FSA INSURED)+/-ss                                                           0.55     05/01/2022        8,200,000
    13,145,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES REVENUE,
                 FIRST SECURITY BANK LOC)+/-ss                                               0.50     05/01/2022       13,145,000

                   46 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
MUNICIPAL BONDS & NOTES (continued)
$   23,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                 FIRST SECURITY BANK INSURED)+/-ss                                           0.35%    05/01/2017   $   23,000,000
     3,100,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y
                 (MFHR, FNMA INSURED)+/-ss                                                   0.32     08/01/2031        3,100,000
     2,000,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M
                 (MFHR, FNMA INSURED)+/-ss                                                   0.32     08/15/2034        2,000,000
     3,065,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
                 (MFHR, FNMA INSURED)+/-ss                                                   0.31     10/15/2026        3,065,000
     2,000,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                 BUILDING FUND
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.14     11/01/2035        2,000,000
     8,335,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                 BUILDING FUND
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.14     07/01/2034        8,335,000
    22,200,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89 GARAGE
                 PROJECT
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.22     01/01/2037       22,200,000
     4,908,500   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING
                 REVENUE,
                 GO OF AUTHORITY INSURED)+/-ss                                               0.50     10/01/2038        4,908,500
    53,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
                 SERIES A-2
                 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                    0.65     05/01/2038       53,000,000
    45,980,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                 PROJECT B II
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                        0.40     05/01/2049       45,980,000
    59,825,000   DENVER COMPANY CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
                 REVENUE,
                 FIRST SECURITY BANK LOC)+/-ss                                               0.80     12/15/2037       59,825,000
     2,000,000   DICKINSON TX INDEPENDENT SCHOOL DISTRICT SERIES SGA 94
                 (PROPERTY TAX REVENUE,
                 PERMANENT SCHOOL FUND GUARANTEED)+/-ss                                      0.18     02/15/2028        2,000,000
    15,800,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                 TOBACCO SETTLEMENT
                 EAGLE 20060117 CLASS A (OTHER REVENUE, FGIC INSURED)+/-ss                   0.54     06/01/2035       15,800,000
     6,000,000   GULF COAST WASTE DISPOSAL AUTHORITY (OTHER REVENUE, BP PLC
                 GUARANTEE AGREEMENT)+/-ss                                                   0.12     07/01/2042        6,000,000
    13,700,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                                0.30     05/15/2034       13,700,000
     2,000,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                                0.30     05/15/2034        2,000,000
     2,000,000   ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES B (HOSPITAL
                 REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                               0.13     08/15/2044        2,000,000
     1,990,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                 FHLMC INSURED)+/-ss                                                         0.33     07/01/2035        1,990,000
     7,000,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                 REVENUE,
                 FHLMC INSURED)+/-ss                                                         0.50     09/01/2030        7,000,000
     8,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                 CLINICS SERIES A
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss                               0.20     08/15/2037        8,000,000
     1,900,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                 CLINICS SERIES A
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss                               0.20     08/15/2037        1,900,000
    11,500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES B1 (HCFR, BANK
                 OF NEW YORK LOC)+/-ss                                                       0.18     11/15/2034       11,500,000
    21,415,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                 BANK OF AMERICA NA LOC)+/-ss                                                0.60     11/01/2028       21,414,056
    14,000,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX
                 REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                                      0.65     11/01/2028       14,000,000
     5,000,000   NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY TAX
                 REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                                2.26     02/01/2026        5,000,000
     9,690,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
                 SERIES 4
                 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                    1.20     11/01/2037        9,690,000
     9,000,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
                 (TOLL ROAD REVENUE, SOCIETE GENERALE LOC)+/-ss                              1.80     01/01/2018        9,000,000
    11,000,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                 (OTHER REVENUE,
                 FGIC INSURED)+/-ss                                                          0.39     07/15/2036       11,000,000

                   Wells Fargo Advantage Money Market Funds 47


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
MUNICIPAL BONDS & NOTES (continued)
   $ 9,100,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
                 (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                                  0.95%    11/01/2041   $    9,100,000
     9,800,000   OHIO HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE SECURITIES
                 PROGRAM
                 (HOUSING REVENUE, GNMA INSURED)+/-ss                                        0.45     09/01/2029        9,800,000
     7,500,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                 (HOUSING REVENUE,
                 GNMA INSURED)+/-ss                                                          0.65     09/01/2039        7,500,000
     5,000,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
                 (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.33     06/01/2032        5,000,000
     5,000,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                 JPMORGAN CHASE BANK LOC)+/-ss                                               0.29     11/01/2029        5,000,000
    10,000,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                                   0.21     02/01/2035       10,000,000
     3,100,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                 APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK
                 NA LOC)+/-ss                                                                0.44     10/01/2038        3,100,000
    15,900,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.21     03/01/2037       15,900,000
    15,000,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES J (ELECTRIC
                 REVENUE,
                 BANK OF AMERICA NA LOC)+/-ss                                                0.18     08/15/2028       15,000,000
     4,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                 PROJECT ISSUE A (MFHR, FHLMC INSURED)+/-ss                                  0.31     12/01/2022        4,000,000
     3,000,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                        0.31     01/15/2033        3,000,000
     3,000,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                 APARTMENTS SERIES B (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.30     01/15/2035        3,000,000
     5,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                 (MFHR, FNMA INSURED)+/-ss                                                   0.28     06/15/2034        5,000,000
     3,980,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                 (OTHER REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                        0.32     06/01/2045        3,980,000
     3,000,000   TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
                 FRANCES
                 HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                       0.33     07/01/2020        3,000,000
     9,000,000   VERMONT STUDENT ASSISTANCE CORPORATION EDUCATION LOAN SERIES
                 C-1
                 (OTHER REVENUE, LLOYDS BANK LOC)+/-ss                                       0.34     12/15/2040        9,000,000
     3,650,000   WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD
                 APARTMENTS
                 PROJECT SERIES A (MFHR, FNMA INSURED)+/-ss                                  0.37     05/15/2035        3,650,000
TOTAL MUNICIPAL BONDS & NOTES (COST $584,032,556)                                                                     584,032,556
                                                                                                                   --------------
REPURCHASE AGREEMENTS: 8.18%
   143,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES
                 (MATURITY VALUE $143,000,874)                                               0.22     09/01/2009      143,000,000
    26,000,000   BANK OF AMERICA SECURITIZATION LLC - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $26,000,202)                       0.28     09/01/2009       26,000,000
    20,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (20,000,183)                                       0.33     09/01/2009       20,000,000
    57,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $57,000,317)                       0.20     09/01/2009       57,000,000
    26,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $26,000,217)                       0.30     09/01/2009       26,000,000
   144,526,567   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $144,527,450)                      0.22     09/01/2009      144,526,567
    67,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $67,000,484)                       0.26     09/01/2009       67,000,000
   143,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES
                 (MATURITY VALUE $143,000,874)                                               0.22     09/01/2009      143,000,000
    20,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $20,000,172)                       0.31     09/01/2009       20,000,000
TOTAL REPURCHASE AGREEMENTS (COST $646,526,567)                                                                       646,526,567
                                                                                                                   --------------

                   48 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
SECURED MASTER NOTE AGREEMENT: 2.13%
$  109,282,000   BANK OF AMERICA SECURITIES LLC+/-ss                                         0.48%    09/09/2034   $  109,282,000
    59,323,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss                                  0.68     09/09/2049       59,323,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $168,605,000)                                                               168,605,000
                                                                                                                   --------------
TIME DEPOSITS: 7.17%
    73,000,000   BANK OF IRELAND                                                             0.35     09/01/2009       73,000,000
    40,000,000   BANK OF IRELAND                                                             0.60     09/04/2009       40,000,000
    95,000,000   BNP PARIBAS (PARIS)                                                         0.19     09/01/2009       95,000,000
    92,000,000   DANSKE BANK A/S COPENHAGEN                                                  0.22     09/02/2009       92,000,000
    99,000,000   DEXIA BANK GRAND CAYMAN                                                     0.21     09/01/2009       99,000,000
    95,000,000   KBC BANK NV BRUSSELS                                                        0.22     09/01/2009       95,000,000
    72,000,000   SOCIETE GENERALE (PARIS)                                                    0.20     09/01/2009       72,000,000
                                                                                                                   --------------
TOTAL TIME DEPOSITS (COST $566,000,000)                                                                               566,000,000
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,988,324,758)*                                                            100.67%                          $7,952,734,949
OTHER ASSETS AND LIABILITIES, NET                                                  (0.67)                             (52,993,644)
                                                                                  ------                           --------------
TOTAL NET ASSETS                                                                  100.00%                          $7,899,741,305
                                                                                  ------                           --------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

(p)  Asset-backed Commercial Paper.

* Cost for federal income tax purposes is $7,988,324,758 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $          0
Gross unrealized depreciation                 (35,589,809)
                                             ------------
Net unrealized appreciation (depreciation)   $(35,589,809)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 49


              Portfolio of Investments--August 31, 2009 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER: 4.25%
$    5,000,000   ASCENSION PARISH LA                                                         0.70%    09/09/2009   $    5,000,000
     3,000,000   ILLINOIS FINANCE AUTHORITY                                                  0.50     01/07/2010        3,000,000
     3,500,000   LONG ISLAND POWER AUTHORITY                                                 0.50     02/09/2010        3,500,000
       340,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                                    1.00     10/08/2009          340,000
     1,000,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                                    1.00     10/08/2009        1,000,000
     5,000,000   SAN DIEGO COUNTY REGIONAL TRANSPORTATION                                    0.80     09/10/2009        5,000,000
TOTAL COMMERCIAL PAPER (COST $17,840,000)                                                                              17,840,000
                                                                                                                   --------------
MUNICIPAL BONDS & NOTES: 94.23%
ALABAMA: 1.62%
     6,800,000   COLUMBIA AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                 PROJECT (IDR)ss+/-                                                          0.20     06/01/2028        6,800,000
                                                                                                                   --------------
ARIZONA: 3.18%
     7,000,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM (OTHER
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.60     07/01/2036        7,000,000
     2,500,000   MARICOPA COUNTY AZ IDA TRANS-MATIC MANUFACTURING PRODUCTION
                 PROJECT (IDR, NATIONAL CITY BANK LOC)ss+/-                                  0.51     10/01/2026        2,500,000
     3,080,000   MARICOPA COUNTY AZ IDA VILLAGE AT SUN VALLEY APARTMENTS PROJECT
                 (MFHR, FNMA INSURED)ss+/-                                                   0.52     11/01/2043        3,080,000
       800,000   PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR, FNMA
                 INSURED)ss+/-                                                               0.42     02/15/2031          800,000
                                                                                                                       13,380,000
                                                                                                                   --------------
CALIFORNIA: 6.25%
     1,425,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA JEWISH
                 HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-          0.13     11/15/2035        1,425,000
     1,585,000   ARCADIA CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)ss+/-                                                     0.39     08/01/2037        1,585,000
     2,100,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A
                 (IDR, KBC BANK NV LOC)ss+/-                                                 0.33     12/01/2028        2,100,000
     5,000,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C (IDR, JPMORGAN
                 CHASE LOC)ss+/-                                                             0.15     11/01/2026        5,000,000
    10,860,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                 REVENUE, BNP PARIBAS LOC)ss+/-                                              0.08     05/01/2022       10,860,000
     3,185,000   CALIFORNIA STATEWIDE CDA TYRELLA GARDENS APARTMENTS SERIES B
                 (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                                     0.45     06/01/2036        3,185,000
       525,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                 LOC)ss+/-                                                                   0.55     02/01/2035          525,000
       460,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR LELAND
                 POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)ss+/-                 0.43     12/01/2019          460,000
     1,120,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)ss+/-             0.41     09/15/2032        1,120,000
                                                                                                                       26,260,000
                                                                                                                   --------------
COLORADO: 4.32%
     7,000,000   AURORA CO HOUSING AUTHORITY LIBERTY CREEK PROJECT (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                                 0.39     02/15/2038        7,000,000
     5,000,000   COLORADO COLLEGE INVESTMENT SERIES I-A (OTHER REVENUE, LLOYDS
                 BANK LOC)ss+/-                                                              0.38     12/01/2042        5,000,000
     3,890,000   COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED
                 PROJECT SERIES A (OTHER REVENUE, US BANK NA LOC)ss+/-                       0.54     01/01/2032        3,890,000
     1,000,000   FORT COLLINS CO ECONOMIC DEVELOPMENT OAKRIDGE PROJECT SERIES A
                 (HOUSING REVENUE, US BANK NA LOC)ss+/-                                      0.62     12/01/2032        1,000,000
     1,250,000   HUDSON CO SERIES A (IDR, US BANK NA LOC)ss+/-                               0.72     11/01/2020        1,250,000
                                                                                                                       18,140,000
                                                                                                                   --------------
DISTRICT OF COLUMBIA: 1.80%
     1,775,000   DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL PEACE
                 (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.55     11/01/2045        1,775,000
     2,030,000   DISTRICT OF COLUMBIA ENTERPRISE ZONE 14TH & IRVING (IDR, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.55     05/01/2022        2,030,000

                   50 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
DISTRICT OF COLUMBIA (continued)
$    3,755,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855 (AIRPORT
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.54%    10/01/2014   $    3,755,000
                                                                                                                        7,560,000
                                                                                                                   --------------
FLORIDA: 8.68%
     3,815,000   DEUTSCHE BANK FL SPEARS LIFERS TRUST SERIES DB-563 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.37     10/01/2022        3,815,000
     9,515,000   FLORIDA HOUSING FINANCE CORPORATION PINEWOOD POINTE SERIES C
                 (STATE AGENCY HOUSING REVENUE, NATIXIS)ss+/-                                0.78     06/01/2044        9,515,000
     1,265,000   JACKSONVILLE FL HFA CHRISTINE COVE APARTMENTS (MFHR, FHLMC
                 INSURED)ss+/-                                                               0.45     09/15/2038        1,265,000
     1,800,000   MIAMI DADE COUNTY FL IDA FLORIDA POWER & LIGHT COMPANY PROJECT
                 (LEASE REVENUE)ss+/-                                                        0.25     02/01/2023        1,800,000
     7,130,000   ORANGE COUNTY FL HOUSING FINANCE AUTHORITY LAKESIDE POINTE APARTMENTS
                 SERIES B (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.34     05/15/2038        7,130,000
    10,480,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E2 (OTHER
                 REVENUE, ROYAL BANK OF CANADA)ss+/-                                         0.49     01/01/2034       10,480,000
     2,465,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY GLENRIDGE
                 PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)ss+/-                    0.28     06/01/2036        2,465,000
                                                                                                                       36,470,000
                                                                                                                   --------------
ILLINOIS: 5.33%
     3,670,000   CHICAGO IL ENTERPRISE ZONE GARDNER GIBSON PROJECT (ECONOMIC
                 DEVELOPMENT REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                    0.59     07/01/2033        3,670,000
       500,000   CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF AMERICA
                 NA LOC)ss+/-                                                                0.22     01/01/2037          500,000
       280,000   CHICAGO IL WASTEWATER TRANSMISSION SUBSERIES C-2 (SEWER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                                0.18     01/01/2039          280,000
       260,000   DES PLAINES IL FINZER ROLLER INCORPORATED PROJECT (IDR, HARRIS TRUST
                 SAVINGS BANK LOC)ss+/-                                                      1.25     08/01/2021          260,000
     2,695,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED PROJECT (IDR,
                 GE CAPITAL CORPORATION LOC)ss+/-                                            1.42     06/01/2017        2,695,000
     1,600,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY UNIVERSAL PRESS INCORPORATED
                 PROJECT SERIES A (IDR, LASALLE NATIONAL BANK NA LOC)ss+/-                   0.60     07/01/2020        1,600,000
       900,000   ILLINOIS FINANCE AUTHORITY INX INTERNATIONAL INK COMPANY
                 (IDR, JPMORGAN CHASE BANK LOC)ss+/-                                         0.42     01/01/2034          900,000
       710,000   ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN
                 CHASE BANK LOC)ss+/-                                                        1.42     12/01/2018          710,000
     2,600,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY BRAINARD LANDINGS
                 APARTMENTS (HOUSING REVENUE, US BANK NA LOC)ss+/-                           0.40     05/01/2042        2,600,000
     1,755,000   LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE CHICAGO
                 NA LOC)ss+/-                                                                1.42     10/01/2021        1,755,000
     1,370,000   LAKE COUNTY IL COUNTRYSIDE LANDFILL INCORPORATED (SOLID WASTE
                 REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.45     04/01/2021        1,370,000
     2,600,000   LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
                 CORPORATION LOC)ss+/-                                                       0.42     07/01/2029        2,600,000
     1,500,000   LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
                 LOC)ss+/-                                                                   1.42     12/01/2009        1,500,000
     1,960,000   VERNON HILLS IL NORTHWESTERN TOOL & Die Project (IDR, LaSalle
                 National Bank NA LOC)ss+/-                                                  0.63     04/01/2025        1,960,000
                                                                                                                       22,400,000
                                                                                                                   --------------
INDIANA: 3.33%
     1,860,000   ANGOLA IN PINE MANOR INCORPORATED PROJECT (IDR, NATIONAL CITY
                 BANK LOC)ss+/-                                                              0.66     08/01/2023        1,860,000
     1,925,000   GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING REVENUE, FHLMC
                 INSURED)ss+/-                                                               0.42     09/01/2029        1,925,000
     3,700,000   INDIANA BOND BANK ADVANCED FUNDING PROGRAM SERIES A
                 (EDUCATIONAL FACILITIES REVENUE)                                            2.00     01/05/2010        3,711,361
     2,160,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY IN SHELBY GRAVEL
                 INCORPORATED PROJECT (IDR, NATIONAL CITY BANK OF INDIANA LOC)ss+/-          0.66     10/01/2017        2,160,000
     1,500,000   NOBLESVILLE IN GREYSTONE APARTMENTS PROJECT SERIES B (HOUSING
                 REVENUE, FEDERAL HOME LOAN BANK LOC)ss+/-                                   0.60     03/01/2041        1,500,000
     2,820,000   ST .JOSEPH COUNTY MIDCORR LAND DEVELOPMENT LLC PROJECT
                 (IDR, NATIONAL CITY BANK LOC)ss+/-                                          0.71     10/01/2023        2,820,000
                                                                                                                       13,976,361
                                                                                                                   --------------

                   Wells Fargo Advantage Money Market Funds 51


              Portfolio of Investments--August 31, 2009 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
IOWA: 1.36%
$    5,590,000   DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK NA
                 LOC)ss+/-                                                                   0.52%    08/01/2027   $    5,590,000
       125,000   IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT (HCFR,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                             0.43     06/01/2027          125,000
                                                                                                                        5,715,000
                                                                                                                   --------------
KANSAS: 1.36%
     1,000,000   OLATHE KS DIAMANT BOART SERIES A (IDR, SVENSKA HANDELSBANKEN
                 LOC)ss+/-                                                                   0.60     03/01/2027        1,000,000
     4,695,000   OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA LOC)ss+/-              0.54     08/01/2027        4,695,000
                                                                                                                        5,695,000
                                                                                                                   --------------
KENTUCKY: 5.97%
     6,650,000   HOPKINS COUNTY KY LOK CORPORATION PROJECT (IDR, PNC BANK NA
                 LOC)ss+/-                                                                   0.44     10/01/2017        6,650,000
     3,050,000   JEFFERSON COUNTY KY (IDR, NATIONAL CITY BANK LOC)ss+/-                      0.56     09/01/2022        3,050,000
     1,687,000   KENTON COUNTY KY PACKAGING UNLIMITED NORTHERN KY (IDR, NATIONAL CITY
                 BANK LOC)ss+/-                                                              0.56     05/01/2014        1,687,000
     6,225,000   KENTUCKY EDFA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
                 LOC)ss+/-                                                                   0.32     10/01/2028        6,225,000
     7,450,000   LOGAN COUNTY KY SOLID WASTE MANAGEMENT LLC PROJECT (OTHER REVENUE,
                 PNC BANK NA LOC)ss+/-                                                       0.42     03/01/2021        7,450,000
                                                                                                                       25,062,000
                                                                                                                   --------------
MICHIGAN: 0.81%
     2,180,000   MACOMB COUNTY MI ECONOMIC DEVELOPMENT CORPORATION (IDR, NATIONAL CITY
                 BANK LOC)ss+/-                                                              0.71     12/01/2017        2,180,000
     1,220,000   MICHIGAN STATE STRATEGIC FUND FITZ LAND LLC PROJECT (IDR, NATIONAL
                 CITY BANK LOC)ss+/-                                                         0.81     08/01/2025        1,220,000
                                                                                                                        3,400,000
                                                                                                                   --------------
MINNESOTA: 15.04%
       510,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                               0.39     11/15/2032          510,000
     1,805,000   BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE,
                 LASALLE NATIONAL BANK NA LOC)ss+/-                                          0.44     07/15/2032        1,805,000
     5,090,000   BLOOMINGTON MN SERIES A1 (HOUSING REVENUE, FNMA INSURED)ss+/-               0.39     07/15/2032        5,090,000
     1,800,000   COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE, FNMA
                 INSURED)ss+/-                                                               0.39     06/15/2038        1,800,000
     1,985,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                 (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                                   0.42     04/15/2035        1,985,000
     2,400,000   MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER REVENUE,
                 FNMA INSURED)ss+/-                                                          0.39     06/15/2038        2,400,000
     2,945,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                 CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-              0.20     08/15/2037        2,945,000
       610,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                 CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-              0.20     08/15/2037          610,000
     2,740,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE,
                 US BANK NA LOC)ss+/-                                                        0.44     10/01/2024        2,740,000
     2,780,000   MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING
                 REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                                 0.44     01/01/2033        2,780,000
       205,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                 SERIES B (HCFR, FIRST SECURITY BANK LOC)ss+/-                               0.20     08/15/2025          205,000
       335,000   MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE & UNIVERSITY
                 REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                                0.20     10/01/2020          335,000
     2,685,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE,
                 FHLB INSURED)ss+/-                                                          0.35     07/01/2048        2,685,000
       330,000   MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
                 AUTHORITY)ss+/-                                                             0.52     01/01/2010          330,000
       305,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING REVENUE, GO OF
                 AUTHORITY)ss+/-                                                             0.33     01/01/2032          305,000
       925,000   PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                 INSURED)ss+/-                                                               0.39     08/01/2034          925,000
     2,900,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS
                 LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-            0.44     10/01/2038        2,900,000
       405,000   ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE NATIONAL
                 BANK NA LOC)ss+/-                                                           0.44     10/01/2037          405,000
     2,000,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT # 283 SERIES B
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)              2.00     09/04/2009        2,000,211

                   52 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
MINNESOTA (continued)
$    5,275,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR, FNMA
                 INSURED)ss+/-                                                               0.39%    09/15/2031   $    5,275,000
     3,760,000   ST. PAUL MN HEATING REVENUE SERIES F (OTHER REVENUE, DEXIA CREDIT
                 LOCAL DE FRANCE LOC)ss+/-                                                   1.65     12/01/2023        3,760,000
     9,250,000   ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A
                 (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                        0.44     06/15/2037        9,250,000
       645,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L
                 (IDR, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                1.65     03/01/2018          645,000
       565,000   ST. PAUL MN HOUSING & RDA DISTRICT SERIES E (OTHER REVENUE, DEXIA
                 CREDIT LOCAL DE FRANCE LOC)ss+/-                                            1.35     12/01/2019          565,000
     1,420,000   ST. PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A
                 (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.39     06/01/2032        1,420,000
     2,595,000   ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
                 (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                        0.44     09/01/2035        2,595,000
     6,835,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R
                 (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                      1.23     03/01/2022        6,835,000
       100,000   WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY PROJECT SERIES A
                 (IDR, HARRIS TRUST SAVINGS BANK LOC)ss+/-                                   0.78     06/01/2011          100,000
                                                                                                                       63,200,211
                                                                                                                   --------------
MISSISSIPPI: 1.90%
     7,995,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST RELATION TO MISSISSIPPI
                 HOME SERIES A
                 (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                  0.58     12/01/2047        7,995,000
                                                                                                                   --------------
MISSOURI: 1.21%
     3,300,000   HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT
                 (IDR, BANK ONE CHICAGO NA LOC)+/-                                           1.42     03/01/2010        3,300,000
     1,765,000   SAINT LOUIS COUNTY MO IDA HEATHERBROOK GARDENS
                 (HOUSING REVENUE, US BANK NA LOC)ss+/-                                      0.63     03/01/2022        1,765,000
                                                                                                                        5,065,000
                                                                                                                   --------------
NEVADA: 0.75%
     3,170,000   NEVADA HOUSING DIVISION MULTI-UNIT HOUSING PROJECT A (HOUSING
                 REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                         0.64     10/01/2030        3,170,000
                                                                                                                   --------------
NEW JERSEY: 1.18%
     4,945,000   NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.79     12/15/2011        4,945,000
                                                                                                                   --------------
NEW MEXICO: 0.67%
     1,300,000   NEW MEXICO HOUSING AUTHORITY REGION III EL PUEBLO APARTMENTS
                 PROJECT SERIES A (HOUSING REVENUE, US BANK NA LOC)ss+/-                     0.54     12/01/2044        1,300,000
     1,500,000   NEW MEXICO HOUSING AUTHORITY REGION III MADEIRA COURT APARTMENTS
                 PROJECT SERIES B (HOUSING REVENUE, US BANK NA LOC)ss+/-                     0.54     12/01/2044        1,500,000
                                                                                                                        2,800,000
                                                                                                                   --------------
NORTH CAROLINA: 2.41%
     2,825,000   LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING
                 COMPANY PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                  0.63     07/01/2027        2,825,000
     7,315,000   STANLEY COUNTY NC INDUSTRIAL FACILITIES & PCFA CHICAGO TUBE COMPANY
                 IDR JPMORGAN CHASE BANK LOC)ss+/-                                           0.42     04/01/2018        7,315,000
                                                                                                                       10,140,000
                                                                                                                   --------------

                   Wells Fargo Advantage Money Market Funds 53


              Portfolio of Investments--August 31, 2009 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
NORTH DAKOTA: 2.23%
$    3,000,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A (HOUSING
                 REVENUE, LLOYDS BANK LOC)ss+/-                                              0.34%    07/01/2037   $    3,000,000
     3,500,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
                 REVENUE, KBC BANK NV LOC)ss+/-                                              0.34     01/01/2035        3,500,000
     1,530,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOME MORTGAGE FINANCING
                 (HOUSING REVENUE, FHLB INSURED)ss+/-                                        0.37     01/01/2030        1,530,000
     1,320,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOUSING FINANCE PROGRAM
                 SERIES B (HOUSING REVENUE, FHLB INSURED)ss+/-                               0.34     07/01/2033        1,320,000
                                                                                                                        9,350,000
                                                                                                                   --------------
OHIO: 3.00%
     3,000,000   DAYTON OH AIR FREIGHT SERIES C (IDR)                                        6.05     10/01/2009        3,000,455
     4,050,000   DAYTON OH AIR FREIGHT SERIES E (IDR)                                        6.05     10/01/2009        4,050,615
     1,190,000   FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT
                 (IDR, BANK ONE CHICAGO NA LOC)ss+/-                                         1.32     10/01/2021        1,190,000
     1,200,000   MONTGOMERY COUNTY OH CAMBRIDGE COMMONS APARTMENTS A
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                                       0.35     04/01/2038        1,200,000
     3,170,000   STATE OF OHIO SOLID WASTE BP EXPLORATION & OIL PROJECT (OTHER
                 REVENUE)ss+/-                                                               0.13     08/01/2034        3,170,000
                                                                                                                       12,611,070
                                                                                                                   --------------
OREGON: 0.45%
     1,905,000   PORTLAND OR HOUSING AUTHORITY FLOYD LIGHT HOUSING PROJECT
                 (HOUSING REVENUE, BANK OF AMERICA NA LOC)ss+/-                              0.60     12/01/2027        1,905,000
                                                                                                                   --------------
OTHER: 7.50%
    31,500,000   SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
                 (OTHER REVENUE, FHLMC INSURED)ss+/-                                         0.64     07/01/2041       31,500,000
                                                                                                                   --------------
PENNSYLVANIA: 2.14%
     8,995,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST RELATING TO
                 PHILADELPHIA PA SERIES B (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)         0.58     04/01/2048        8,995,000
                                                                                                                   --------------
TENNESSEE: 2.34%
     8,000,000   HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING
                 COMPANY PROJECT (IDR, LASALLE BANK NA LOC)ss+/-                             0.47     05/01/2020        8,000,000
     1,840,000   PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT
                 (IDR, US BANK NA LOC)ss+/-                                                  0.67     01/01/2017        1,840,000
                                                                                                                        9,840,000
                                                                                                                   --------------
TEXAS: 3.77%
     1,500,000   GULF COAST TX WASTE DISPOSAL AUTHORITY BP COMPANY CHEMICAL
                 PROJECT SERIES B
                 (IDR, BP PLC GUARANTEE AGREEMENT)ss+/-                                      0.12     09/01/2038        1,500,000
    12,200,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST SERIES A (OTHER
                 REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                         0.58     12/01/2047       12,200,000
     2,120,000   TEXAS HOUSING OPTIONS INCORPORATED MILL CITY SERIES A (HOUSING
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.55     05/01/2036        2,120,000
                                                                                                                       15,820,000
                                                                                                                   --------------
VERMONT: 0.28%
     1,180,000   VERMONT EDUCATIONAL & Health Buildings North County Hospital
                 Project A (HCFR, TD BANKNORTH NA LOC)ss+/-                                  0.20     10/01/2034        1,180,000
                                                                                                                   --------------
VIRGINIA: 0.04%
       175,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES B
                 (HCFR, BRANCH BANKING & Trust LOC)ss+/-                                     0.15     07/01/2037          175,000
                                                                                                                   --------------

                   54 Wells Fargo Advantage Money Market Funds


             Portfolio of Investments--August 31, 2009 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
WASHINGTON: 2.12%
$    1,300,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY MERCER ISLAND
                 PARTNERS LLC PROJECT (IDR, US BANK NA LOC)ss+/-                             0.62%    06/01/2027   $    1,300,000
     5,000,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY WASTE
                 MANAGEMENT
                 INCORPORATED PROJECT (OTHER REVENUE, PNC BANK NA LOC)ss+/-                  0.55     06/01/2020        5,000,000
     1,590,000   WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD APARTMENTS
                 PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-                                  0.37     05/15/2035        1,590,000
     1,000,000   WASHINGTON STATE SERIES R-A (OTHER REVENUE, FIRST SECURITY BANK LOC)        5.50     09/01/2009        1,000,000
                                                                                                                        8,890,000
                                                                                                                   --------------
WEST VIRGINIA: 1.68%
     7,055,000   PLEASANTS COUNTY WV SIMONTON BUILDING PRODUCTS PROJECT (IDR, PNC
                 BANK NA LOC)ss+/-                                                           0.49     12/01/2019        7,055,000
                                                                                                                   --------------
WISCONSIN: 1.13%
     2,400,000   APPLETON WI GREAT NORTHERN CORPORATION PROJECT A (IDR, US BANK NA
                 LOC)ss+/-                                                                   0.45     09/01/2019        2,400,000
     2,330,000   TWO RIVERS WI RIVERSIDE FOODS INCORPORATED PROJECT (IDR, FHLB
                 INSURED)ss+/-                                                               0.50     12/01/2022        2,330,000
                                                                                                                        4,730,000
                                                                                                                   --------------
WYOMING: 0.38%
     1,600,000   CHEYENNE WY GROBET FILE CO INC PROJECT (IDR, NATIONAL CITY BANK
                 LOC)ss+/-                                                                   0.71     08/01/2017        1,600,000
                                                                                                                   --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $395,824,642)                                                                     395,824,642
TOTAL INVESTMENTS IN SECURITIES
(COST $413,664,642)*                                                               98.48%                          $  413,664,642
OTHER ASSETS AND LIABILITIES, NET                                                   1.52                                6,393,437
                                                                                  ------                           --------------
TOTAL NET ASSETS                                                                  100.00%                          $  420,058,079
                                                                                  ------                           --------------

ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

(q)  Credit enhancement is provided by an affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 55


             Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER: 6.19%
$   10,000,000   CLARK COUNTY NV                                                             0.40%    11/02/2009   $   10,000,000
    15,000,000   CLARK COUNTY NV                                                             0.40     11/05/2009       15,000,000
    18,870,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   0.40     03/11/2010       18,870,000
    35,500,000   ILLINOIS FINANCE AUTHORITY                                                  0.50     01/07/2010       35,500,000
    53,700,000   LONG ISLAND POWER AUTHORITY                                                 0.50     02/09/2010       53,700,000
     9,038,000   LOS ANGELES METRO TRANS                                                     0.70     09/02/2009        9,038,000
     7,325,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                                    1.00     10/08/2009        7,325,000
     8,715,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                                    1.00     10/08/2009        8,715,000
    36,631,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                     0.30     11/30/2009       36,631,000
    27,667,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                     0.35     12/10/2009       27,667,000
     5,000,000   MONTGOMERY COUNTY PA INDUSTRIAL                                             0.43     10/07/2009        5,000,000
     9,300,000   ROCHESTER MN HEALTH CARE                                                    0.38     10/08/2009        9,300,000
     8,800,000   ROCHESTER MN HEALTH CARE                                                    0.38     10/08/2009        8,800,000
    23,500,000   ROCHESTER MN HEALTH CARE                                                    0.35     10/21/2009       23,500,000
    11,300,000   ROCHESTER MN HEALTH CARE                                                    0.35     10/21/2009       11,300,000
    15,900,000   ROCHESTER MN HEALTH CARE                                                    0.35     10/21/2009       15,900,000
    32,400,000   ROCHESTER MN HEALTH CARE                                                    0.35     10/21/2009       32,400,000
     9,790,000   UNIVERSITY OF VIRGINIA                                                      0.40     10/13/2009        9,790,000
TOTAL COMMERCIAL PAPER (COST $338,436,000)                                                                            338,436,000
                                                                                                                   --------------
MUNICIPAL BONDS & NOTES: 93.74%
ALABAMA: 1.11%
     8,700,000   EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)ss+/-                   0.15     06/01/2028        8,700,000
    12,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
                 COMPANY PROJECT SERIES C (IDR)ss+/-                                         0.33     08/01/2017       12,000,000
    40,000,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
                 SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                       0.26     02/01/2040       40,000,000
                                                                                                                       60,700,000
                                                                                                                   --------------
ALASKA: 0.40%
     6,185,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER
                 REVENUE, FGIC INSURED)ss+/-                                                 0.34     12/01/2034        6,185,000
    15,920,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-532 (OTHER
                 REVENUE, MBIA INSURED)ss+/-                                                 0.34     12/01/2041       15,920,000
                                                                                                                       22,105,000
                                                                                                                   --------------
ARIZONA: 0.64%
    22,000,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
                 (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.60     07/01/2036       22,000,000
    10,125,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                               0.32     04/15/2030       10,125,000
     3,000,000   YAVAPAI COUNTY AZ IDA NORTHERN ARIZONA HEALTHCARE SERIES B
                 (HCFR, BANCO BILBAO VIZCAYA LOC)ss+/-                                       0.26     12/01/2039        3,000,000
                                                                                                                       35,125,000
                                                                                                                   --------------
CALIFORNIA: 14.71%
     6,765,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 JEWISH HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                                   0.13     11/15/2035       6,765,000
     9,665,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE, LASALLE
                 NATIONAL BANK NA LOC)ss+/-                                                  0.12     06/01/2037       9,665,000
     8,615,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOLS
                 SACRED HEART SERIES FA (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                                   0.23     06/01/2030       8,615,000
     1,020,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOLS
                 SACRED HEART SERIES FB (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                                   0.23     06/01/2030       1,020,000

                   56 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$   27,155,000   ARCADIA CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.39%    08/01/2037   $   27,155,000
     5,115,000   ARCADIA USD CA CLASS A (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                 INSURED)ss+/-                                                               0.39     08/01/2037        5,115,000
    23,050,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.82     09/01/2035       23,050,000
    17,800,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE AND
                 UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                            0.23     10/01/2043       17,800,000
    11,850,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHAPMAN UNIVERSITY
                 (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                                   0.45     12/01/2030       11,850,000
    11,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY JUDAISM
                 SERIES A (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                                   0.52     12/01/2028       11,500,000
    11,200,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK COLBURN
                 SCHOOL SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             0.45     08/01/2037       11,200,000
    19,595,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                 ANGELES COUNTY MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE, ALLIED
                 IRISH BANK PLC LOC)ss+/-                                                    0.10     09/01/2037       19,595,000
    27,725,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ORANGE
                 COUNTY PERFORMING SERIES A (RECREATIONAL FACILITIES REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.10     07/01/2034       27,725,000
    23,100,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND
                 CORPORATION SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                                   0.10     04/01/2042       23,100,000
     3,145,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR
                 II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                          0.27     07/01/2030        3,145,000
     2,700,000   CALIFORNIA SERIES I (HFA REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.24     07/01/2035        2,700,000
     4,995,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, AMBAC INSURED)ss+/-                 0.27     04/01/2012        4,995,000
    29,460,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                 REVENUE, BNP PARIBAS LOC)ss+/-                                              0.08     05/01/2022       29,460,000
    53,050,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.35     05/01/2022       53,050,000
    29,555,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                 REVENUE, FSA INSURED)ss+/-                                                  0.55     05/01/2022       29,555,000
    10,000,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
                 KBC BANK NV LOC)ss+/-                                                       0.10     05/01/2022       10,000,000
     4,535,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.50     05/01/2022        4,535,000
     9,435,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX
                 REVENUE, BNP PARIBAS LOC)ss+/-                                              0.15     07/01/2023        9,435,000
    63,790,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
                 (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.39     04/01/2039       63,790,000
    19,750,000   CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES B
                 (HEALTHCARE FACILITIES REVENUE, BANK OF THE WEST LOC)ss+/-                  0.11     08/15/2047       19,750,000
     9,040,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY YMCA EAST
                 BAY PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 0.26     06/01/2027        9,040,000
    11,000,000   CORONA CA HOUSEHOLD BANK PROJECT B (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                               0.26     02/01/2023       11,000,000
     9,530,000   EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT LOCAL DE
                 FRANCE LOC)ss+/-                                                            0.40     06/01/2038        9,530,000
    10,225,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                 FRANCE LOC)ss+/-                                                            0.40     06/01/2038       10,225,000
    20,595,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY
                 SERIES A (LEASE REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-             0.35     03/01/2036       20,595,000
    15,900,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                 SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE, CITIBANK NA LOC)ss+/-         0.59     06/01/2045       15,900,000
     6,085,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                 (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                               2.15     02/01/2038        6,085,000
     6,400,000   LOS ANGELES CA MULTIFAMILY MUSEUM TER APARTMENT SERIES H
                 (MFHR, BANK OF AMERICA NA LOC)ss+/-                                         0.23     11/01/2009        6,400,000
    15,850,000   LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC INSURED)ss+/-            0.42     07/01/2037       15,850,000
     8,425,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                 ALLOCATION REVENUE, AMBAC INSURED)ss+/-                                     0.14     01/01/2031        8,425,000

                   Wells Fargo Advantage Money Market Funds 57


              PORTFOLIO OF INVESTMENTS--AUGUST 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$    2,250,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK OF AMERICA
                 NA LOC)ss+/-                                                                0.26%    12/01/2040   $    2,250,000
     7,360,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A (ELECTRIC
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.35     07/01/2032        7,360,000
    34,400,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                                   0.21     02/01/2035       34,400,000
    18,100,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.21     03/01/2037       18,100,000
     7,800,000   RIVERSIDE CA COP SERIES C (ELECTRIC REVENUE, BANK OF AMERICA
                 NA LOC)ss+/-                                                                0.23     10/01/2035        7,800,000
    20,475,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                 LOC)ss+/-                                                                   0.55     02/01/2035       20,475,000
    25,585,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE, DEXIA CREDIT
                 LOCAL DE FRANCE LOC)ss+/-                                                   0.55     02/01/2035       25,585,000
    56,950,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                 SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-         0.35     04/01/2038       56,950,000
    29,200,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                 SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-         0.40     04/01/2038       29,200,000
    14,200,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                 FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.26     08/01/2032       14,200,000
       845,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE, FHLMC
                 INSURED)ss+/-                                                               0.22     06/01/2010          845,000
    33,345,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                 REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                   0.90     07/01/2019       33,345,000
     1,880,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484
                 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                        0.94     02/01/2013        1,880,000
     3,600,000   UNIVERSITY OF CALIFORNIA (COLLEGE & University REVENUE, FIRST
                 SECURITY BANK LOC)ss+/-                                                     0.39     05/15/2038        3,600,000
                                                                                                                      803,610,000
                                                                                                                   --------------
COLORADO: 1.89%
     2,765,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US BANK
                 NA LOC)ss+/-                                                                0.39     12/01/2017        2,765,000
     1,995,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US BANK
                 NA LOC)ss+/-                                                                0.39     12/01/2028        1,995,000
    13,785,000   BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT (TAX
                 INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                       0.30     12/01/2030       13,785,000
     1,315,000   COLORADO ECFA NATIONAL JEWISH FEDERATION SERIES A4
                 (RECREATIONAL FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.18     02/01/2034        1,315,000
     6,000,000   COLORADO HEALTH FACILITIES AUTHORITY CROSSROADS MARANATHA
                 PROJECTS (OTHER REVENUE, US BANK NA LOC)ss+/-                               0.32     12/01/2043        6,000,000
     8,625,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                 DISTRICT (OTHER REVENUE, US BANK NA LOC)ss+/-                               0.39     12/01/2038        8,625,000
     5,000,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                 DISTRICT (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                        0.39     12/01/2028        5,000,000
     7,560,000   CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.39     12/01/2036        7,560,000
     6,600,000   DENVER CO CITY & COUNTY COTTONWOOD CREEK SERIES A (MHFR, FHLMC
                 INSURED)ss+/-                                                               0.33     04/15/2014        6,600,000
    14,255,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              0.52     01/01/2025       14,255,000
    11,250,000   MOFFAT COUNTY CO TRI STATE GENERAL ASSOCIATION PROJECT (IDR, BANK
                 OF AMERICA NA LOC)ss+/-                                                     0.30     03/01/2036       11,250,000
     6,520,000   MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE COURT
                 APARTMENTS PROJECT (MFHR, US BANK NA LOC)ss+/-                              0.39     11/01/2033        6,520,000
    10,600,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
                 NATIONALE PARIS LOC)ss+/-                                                   0.39     12/01/2030       10,600,000
     7,220,000   SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT (PROPERTY
                 TAX REVENUE, US BANK NA LOC)ss+/-                                           0.39     11/15/2034        7,220,000
                                                                                                                      103,490,000
                                                                                                                   --------------
DISTRICT OF COLUMBIA: 2.45%
    14,000,000   DISTRICT OF COLUMBIA BALLPARK SERIES B2 (RECREATIONAL
                 FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-                            0.33     02/01/2036       14,000,000
    20,225,000   DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL
                 PEACE (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                       0.55     11/01/2045       20,225,000

                   58 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
DISTRICT OF COLUMBIA (continued)
$    9,645,000   DISTRICT OF COLUMBIA GEORGETOWN UNIVERSITY SERIES B2
                 (COLLEGE AND UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-              0.25%    04/01/2041   $     9,645,000
     6,950,000   DISTRICT OF COLUMBIA GEORGETOWN UNIVERSITY SERIES C2
                 (COLLEGE AND UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-              0.24     04/01/2041         6,950,000
    14,520,000   DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG CHILDREN
                 (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                  0.33     04/01/2036        14,520,000
    54,890,000   DISTRICT OF COLUMBIA SERIES C (PROPERTY TAX REVENUE, DEXIA CREDIT LOCAL
                 DE FRANCE LOC)ss+/-                                                         0.55     06/01/2027        54,890,000
    13,695,000   DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (COLLEGE AND UNIVERSITY
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.14     10/01/2038        13,695,000
                                                                                                                       133,925,000
                                                                                                                   ---------------
FLORIDA: 8.24%
    22,325,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT SERIES A
                 (HCFR, BNP PARIBAS LOC)ss+/-                                                0.28     10/01/2032        22,325,000
     5,710,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HFFA REVENUE,
                 WACHOVIA BANK LOC)ss+/-(q)                                                  0.28     08/01/2031         5,710,000
     8,835,000   BROWARD COUNTY FL HFA ISLAND CLUB APARTMENTS SERIES A (MFHR, FHLMC
                 INSURED)ss+/-                                                               0.41     07/01/2031         8,835,000
     6,385,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547 (OTHER REVENUE,
                 MBIA INSURED)ss+/-                                                          0.34     10/01/2026         6,385,000
     4,530,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538 (OTHER REVENUE,
                 AMBAC INSURED)ss+/-                                                         0.34     04/01/2027         4,530,000
     4,000,000   DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING REVENUE,
                 US BANK NA LOC)ss+/-                                                        0.30     07/01/2025         4,000,000
    10,000,000   ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
                 INCORPORATED SERIES B (HCFR, BANK OF AMERICA NA LOC)ss+/-                   0.15     11/15/2029        10,000,000
    13,200,000   ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER COMPANY
                 PROJECT 2ND SERIES (OTHER REVENUE)ss+/-                                     0.18     04/01/2039        13,200,000
    11,150,000   FLORIDA CAPITAL TRANSFER AGENCY PORTOFINO VILLAS SERIES A
                 (OTHER REVENUE, FNMA INSURED)ss+/-                                          0.32     04/15/2036        11,150,000
    12,700,000   FLORIDA GULF COAST UNIVERSITY FINANCING CORPORATION HOUSING PROJECT
                 SERIES A (COLLEGE AND UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-           0.33     02/01/2038        12,700,000
     5,100,000   FLORIDA HFA (MFHR, FHLMC INSURED)ss+/-                                      0.28     12/01/2013         5,100,000
     9,250,000   FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES C
                 (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)ss+/-                             0.14     10/01/2035         9,250,000
    11,375,000   FLORIDA USF FINANCING CORPORATION COP MASTER LEASE PROGRAM
                 SERIES B1 (LEASE REVENUE, AMBAC INSURED)ss+/-                               0.30     07/01/2035        11,375,000
       340,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                 (HCFR, WACHOVIA BANK LOC)ss+/-                                              0.53     12/01/2014           340,000
    19,500,000   HALIFAX FL HOSPITAL MEDICAL CENTER (HCFR, WACHOVIA BANK LOC)ss+/-           0.28     06/01/2048        19,500,000
    59,405,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION SHANDS MEDICAL CENTER
                 INCORPORATED PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-                         0.20     02/01/2029        59,405,000
     5,970,000   JACKSONVILLE FL HEALTH FACILITIES AUTHORITY SERIES A (HEALTH
                 FACILITIES FINANCING AUTHORITY REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.12     08/15/2033         5,970,000
    10,150,000   MIAMI DADE COUNTY FL EXPRESSWAY AUTHORITY SERIES 1339 (TOLL ROAD
                 REVENUE, FINANCIAL GUARANTY INSURANCE COMPANY LOC)ss+/-                     0.74     07/01/2012        10,150,000
    10,000,000   MIAMI DADE COUNTY FL SPECIAL OBLIGATION JUVENILE COURTHOUSE
                 SERIES B (OTHER REVENUE, AMBAC INSURED)ss+/-                                0.20     04/01/2043        10,000,000
    16,900,000   NORTH BROWARD FL HOSPITAL DISTRICT (HCFR, MBIA INSURED)ss+/-                0.28     01/15/2027        16,900,000
    14,400,000   NORTH BROWARD FL HOSPITAL DISTRICT SERIES A (HCFR, MBIA INSURED)ss+/-       0.28     01/15/2027        14,400,000
     1,415,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.35     05/01/2027         1,415,000
     3,625,000   ORANGE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY ROLLINS COLLEGE
                 PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.33     12/01/2034         3,625,000

                   Wells Fargo Advantage Money Market Funds 59


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
FLORIDA (continued)
$   26,580,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO REGIONAL
                 HEALTH CARE SERIES A2 (HCFR, FIRST SECURITY BANK LOC)ss+/-                  0.50%    10/01/2041   $    26,580,000
     6,700,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN RETIREMENT
                 SERIES B (HOUSING REVENUE, BRANCH BANKING TRUST LOC)ss+/-                   0.28     11/01/2035         6,700,000
     3,700,000   ORANGE COUNTY FL IDA LAKE HIGHLAND SCHOOL INCORPORATED (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                                0.33     08/01/2032         3,700,000
     2,000,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES E (LEASE REVENUE, WACHOVIA
                 BANK LOC)ss+/-(q)                                                           0.20     08/01/2022         2,000,000
     4,060,000   PALM BEACH COUNTY FL CHILDRENS HOME PROJECT (OTHER REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.33     05/01/2038         4,060,000
     2,885,000   PALM BEACH COUNTY FL JUPITER MEDICAL CENTER INCORPORATED SERIES B
                 (HCFR, WACHOVIA BANK LOC)ss+/-(q)                                           0.48     08/01/2020         2,885,000
     3,200,000   PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT (PRIVATE
                 SCHOOL REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                  0.28     08/01/2031         3,200,000
       300,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE & UNIVERSITY
                 REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                               0.49     05/01/2025           300,000
     7,520,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2089 (OTHER REVENUE, FIRST
                 SECURITY BANK LOC)ss+/-                                                     0.54     08/01/2026         7,520,000
     7,845,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2925Z (LEASE REVENUE, FIRST
                 SECURITY BANK LOC)ss+/-                                                     0.54     08/01/2011         7,845,000
     2,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                 (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-      0.32     05/01/2031         2,500,000
     5,000,000   SAINT PETERSBURG FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN
                 RETIREMENT (OTHER REVENUE, BRANCH BANKING & TRUST)ss+/-                     0.28     11/01/2039         5,000,000
    45,680,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY GLENRIDGE
                 PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)ss+/-                    0.28     06/01/2036        45,680,000
     5,090,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT (OTHER
                 REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                         0.51     10/01/2041         5,090,000
     1,255,000   SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY (PRIVATE SCHOOL
                 REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                         0.48     02/01/2034         1,255,000
    39,460,000   SOUTH FL WATER MANAGEMENT DISTRICT COP CLASS A (LEASE REVENUE,
                 AMBAC INSURED)ss+/-                                                         0.39     10/01/2036        39,460,000
    19,860,000   TAMPA BAY FL WATER UTILITY SYSTEM (WATER REVENUE, FGIC INSURED)ss+/-        1.35     10/01/2023        19,860,000
                                                                                                                       449,900,000
                                                                                                                   ---------------
GEORGIA: 2.59%
    12,650,000   ATLANTA GA AIRPORT PASSENGER FACILITY CHARGE (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.79     01/01/2013        12,650,000
     6,005,000   ATLANTA GA WESTSIDE PROJECT SERIES B (TAX INCREMENTAL REVENUE,
                 WACHOVIA BANK LOC)ss+/-(q)                                                  0.33     12/01/2023         6,005,000
     3,195,000   COBB COUNTY GA HOUSING AUTHORITY TAMARRON APARTMENTS PROJECT
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                                       0.33     03/01/2024         3,195,000
     7,500,000   COBB COUNTY GA KENNESTONE HOSPITAL AUTHORITY (HEALTHCARE FACILITIES
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.35     04/01/2040         7,500,000
    10,125,000   COWETA COUNTY GA DEVELOPMENT AUTHORITY YATES PROJECT (OTHER
                 REVENUE)ss+/-                                                               0.16     06/01/2032        10,125,000
     4,620,000   DEKALB COUNTY NEWTOWN GWINETT GA JOINT REAL ESTATE STUDENT I
                 (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(q)                   0.28     06/01/2035         4,620,000
     8,375,000   DEKALB COUNTY NEWTOWN GWINETT GA REAL ESTATE PACKAGE I LLC
                 (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(q)                   0.28     06/01/2032         8,375,000
    14,670,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL PROPERTIES
                 INCORPORATED (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)ss+/-(q)            0.28     04/01/2024        14,670,000
    11,630,000   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE, WACHOVIA
                 BANK LOC)ss+/-(q)                                                           0.20     10/01/2033        11,630,000
    12,190,000   FULTON COUNTY GA SERIES 1474 (WATER & SEWER REVENUE, FINANCIAL GUARANTY
                 INSURANCE COMPANY LOC)ss+/-                                                 0.44     07/01/2012        12,190,000

                   60 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
GEORGIA (continued)
$    9,535,000   GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY SENIOR LIVING
                 FACILITIES LANIER VILLAGE SERIES B (HCFR, BANK OF AMERICA NA LOC)ss+/-      0.15%    11/15/2033   $     9,535,000
     5,500,000   GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER UNIVERSITY
                 PROJECT SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-           0.32     10/01/2036         5,500,000
    26,005,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY (OTHER REVENUE)ss+/-     0.15     09/01/2029        26,005,000
     9,285,000   ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)ss+/-           0.33     01/01/2034         9,285,000
                                                                                                                       141,285,000
                                                                                                                   ---------------
HAWAII: 0.09%
     5,000,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI KAU
                 (MFHR, FHLMC INSURED)ss+/-                                                  0.29     12/01/2041         5,000,000
                                                                                                                   ---------------
IDAHO: 0.20%
    10,800,000   COEUR D ALENE ID (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.33     08/15/2022        10,800,000
                                                                                                                   ---------------
ILLINOIS: 8.41%
     2,000,000   AURORA IL ECONOMIC DEVELOPMENT (COLLEGE AND UNIVERSITY REVENUE,
                 HARRIS TRUST SAVINGS BANK LOC)ss+/-                                         0.35     03/01/2035         2,000,000
     2,970,000   CHICAGO IL BOARD OF EDUCATION (PROPERTY TAX REVENUE, FIRST SECURITY
                 BANK LOC)ss+/-                                                              0.39     12/01/2026         2,970,000
    16,260,000   CHICAGO IL BOARD OF EDUCATION SERIES 3010 (PROPERTY TAX REVENUE,
                 AMBAC INSURED)ss+/-                                                         1.34     12/01/2030        16,260,000
    12,500,000   CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.22     01/01/2037        12,500,000
    17,325,000   CHICAGO IL PARK DISTRICT (PROPERTY TAX REVENUE, FIRST SECURITY
                 BANK LOC)ss+/-                                                              0.39     01/01/2011        17,325,000
    11,110,000   CHICAGO IL WASTEWATER TRANSMISSION SUBSERIES C-2 (SEWER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                                0.18     01/01/2039        11,110,000
    18,580,000   COOK COUNTY IL (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-         0.39     11/15/2011        18,580,000
     1,615,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.34     12/01/2021         1,615,000
     4,560,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-534 (OTHER REVENUE,
                 AMBAC INSURED)ss+/-                                                         0.34     01/01/2022         4,560,000
    16,900,000   HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE, NORTHERN
                 TRUST CORPORATION LOC)ss+/-                                                 0.41     01/01/2010        16,900,000
     4,370,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY AURORA CENT CATHOLIC HIGH SCHOOL
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.41     04/01/2024         4,370,000
     5,480,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF SCIENCES
                 (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE BANK LOC)ss+/-             0.41     01/01/2033         5,480,000
     4,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK COMMUNICATIONS PROJECT
                 (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.33     03/01/2017         4,500,000
     1,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY (OTHER
                 REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                               0.41     12/01/2024         1,000,000
     4,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT (PRIVATE
                 SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.41     10/01/2031         4,300,000
    22,435,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL PROJECT B
                 (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-         0.41     06/01/2035        22,435,000
     9,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT
                 (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                                 0.41     04/01/2035         9,000,000
    14,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY PROJECT
                 (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                0.41     04/01/2025        14,500,000
    10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE (OTHER
                 REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                               0.41     06/01/2024        10,000,000
    34,600,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY YMCA METROPOLITAN CHICAGO PROJECT
                 (RECREATIONAL FACILITIES REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-       0.32     06/01/2029        34,600,000
     5,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL SOCIETY
                 SERIES B (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-               0.41     12/15/2025         5,000,000
     7,055,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY DOMINICAN UNIVERSITY SERIES B
                 (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.34     10/01/2030         7,055,000

                   Wells Fargo Advantage Money Market Funds 61


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
ILLINOIS (continued)
$      185,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY PROJECT
                 (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                        0.32%    03/01/2028   $       185,000
     5,425,000   ILLINOIS FINANCE AUTHORITY BELOIT MEMORIAL HOSPITAL INCORPORATED
                 SERIES A (HOSPITAL REVENUE, RADIAN INSURED)ss+/-                            0.20     04/01/2036         5,425,000
     8,385,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES A (OTHER REVENUE,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                        0.29     04/01/2033         8,385,000
     5,320,000   ILLINOIS FINANCE AUTHORITY BRITISH HOME RETIRED MEN (HEALTHCARE
                 FACILITIES REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                      0.33     11/01/2027         5,320,000
     8,600,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE SERIES D
                 (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                                 0.22     01/01/2048         8,600,000
    12,750,000   ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL PROJECT
                 (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-               0.41     07/01/2035        12,750,000
    11,500,000   ILLINOIS FINANCE AUTHORITY LOYOLA ACADEMY (PRIVATE SCHOOL REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                               0.41     10/01/2037        11,500,000
     8,305,000   ILLINOIS FINANCE AUTHORITY POLLUTION CONTROL (POLLUTION CONTROL
                 REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.28     05/01/2021         8,305,000
    24,970,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE, NORTHERN
                 TRUST CORPORATION LOC)ss+/-                                                 0.41     09/01/2024        24,970,000
    20,000,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.86     09/01/2031        20,000,000
    11,800,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES B (HFFA REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                               0.23     05/15/2035        11,800,000
    10,100,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER REVENUE,
                 NORTHERN TRUST CORPORATION LOC)ss+/-                                        0.41     02/01/2035        10,100,000
    43,570,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
                 TERRITORIES, NORTHERN TRUST CORPORATION LOC)ss+/-                           0.41     09/01/2035        43,570,000
    13,000,000   ILLINOIS FINANCE AUTHORITY ST. IGNATIUS COLLEGE (PRIVTE SCHOOL
                 REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.41     12/01/2036        13,000,000
     5,820,000   ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT (PRIVATE
                 SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                        0.41     01/01/2037         5,820,000
     7,200,000   ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT (HCFR, NORTHERN TRUST
                 CORPORATION LOC)ss+/-                                                       0.41     11/01/2035         7,200,000
     4,500,000   ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE & UNIVERSITY
                 REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                                 0.33     10/01/2033         4,500,000
     7,530,000   ILLINOIS STATE SERIES G (GO STATES, BANK OF AMERICA NA LOC)ss+/-            0.54     05/01/2012         7,530,000
     3,900,000   ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                      0.33     10/01/2032         3,900,000
     2,900,000   LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT (OTHER REVENUE, LASALLE
                 NATIONAL BANK NA LOC)ss+/-                                                  0.36     10/01/2026         2,900,000
     5,810,000   MONMOUTH IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT (COLLEGE
                 AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                     0.55     06/01/2035         5,810,000
     3,415,000   SAINT CLAIR COUNTY IL MCKENDREE COLLEGE PROJECT (COLLEGE AND
                 UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                            0.33     06/01/2034         3,415,000
     8,520,000   WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (COLLEGE & UNIVERSITY
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.55     12/01/2032         8,520,000
                                                                                                                       459,565,000
                                                                                                                   ---------------
INDIANA: 2.12%
     2,910,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549 (OTHER REVENUE,
                 FGIC INSURED)ss+/-                                                          0.34     07/10/2021         2,910,000
    21,300,000   GOSHEN IN ECONOMIC DEVELOPMENT GOSHEN COLLEGE PROJECT (COLLEGE &
                 UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                           0.32     10/01/2042        21,300,000
    37,300,000   INDIANA BOND BANK ADVANCED FUNDING PROGRAM SERIES A (EDUCATIONAL
                 FACILITIES REVENUE)                                                         2.00     01/05/2010        37,414,532
     5,470,000   INDIANA FINANCE AUTHORITY NORTHSHORE HEALTH CENTER PROJECT (HCFR)ss+/-      0.36     07/01/2038         5,470,000
     7,100,000   INDIANA FINANCE AUTHORITY SISTERS OF SAINT FRANCIS SERIES H (HCFR,
                 JPMORGAN CHASE BANK LOC)ss+/-                                               0.25     09/01/2048         7,100,000

                   62 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
INDIANA (continued)
$    5,300,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY CLARIAN
                 HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-            0.23%    02/15/2030   $     5,300,000
     8,930,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY CLARIAN
                 HEALTH SERIES D (OTHER REVENUE, BRANCH BANKING & TRUST)ss+/-                0.23     02/15/2030         8,930,000
     4,660,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION SERIES A
                 (HCFR, US BANK NA LOC)ss+/-                                                 0.20     10/01/2032         4,660,000
     3,625,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY SYCAMORE SCHOOL PROJECT
                 (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                               0.50     08/01/2024         3,625,000
    11,905,000   INDIANAPOLIS IN CANAL SQUARE APARTMENTS (MFHR, FHLMC INSURED)ss+/-          0.35     04/01/2033        11,905,000
     3,440,000   INDIANAPOLIS IN INDUSTRIAL MULTIFAMILY HOUSING WASHINGTON POINTE
                 PROJECT A (OTHER REVENUE, FNMA INSURED)ss+/-                                0.28     08/15/2040         3,440,000
     3,800,000   MARION IN ECONOMIC DEVELOPMENT WESLEYAN UNIVERSITY PROJECT (COLLEGE &
                 UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                            0.33     06/01/2036         3,800,000
                                                                                                                       115,854,532
                                                                                                                   ---------------
IOWA: 2.06%
     9,880,000   HILLS IA MERCY HOSPITAL PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-      0.43     08/01/2035         9,880,000
    14,510,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER REVENUE, KBC
                 BANK NV LOC)ss+/-                                                           0.21     11/01/2026        14,510,000
     2,960,000   IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A (MFHR, FHLMC
                 INSURED)ss+/-                                                               0.32     05/01/2031         2,960,000
    11,475,000   IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT (HCFR, ALLIED
                 IRISH BANK PLC LOC)ss+/-                                                    0.43     06/01/2027        11,475,000
     9,465,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS (EDUCATIONAL
                 FACILITIES REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                             0.43     03/01/2036         9,465,000
    15,715,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT A
                 (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                                     0.32     06/01/2039        15,715,000
     2,100,000   IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT MERCY COLLEGE PROJECT
                 (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                 0.20     07/01/2025         2,100,000
     8,295,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE PROJECT
                 (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-         0.20     05/01/2029         8,295,000
     4,695,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT (OTHER
                 REVENUE, JPMORGAN CHASE BANK, NORTHERN TRUST COMPANY LOC)ss+/-              0.20     10/01/2038         4,695,000
    14,705,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                 (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST COMPANY LOC)ss+/-             0.20     04/01/2033        14,705,000
     4,070,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES MOINES
                 UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH
                 BANK PLC LOC)ss+/-                                                          0.43     10/01/2033         4,070,000
    14,815,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES UNIVERSITY OF
                 DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
                 LOC)ss+/-                                                                   0.20     04/01/2035        14,815,000
                                                                                                                       112,685,000
                                                                                                                   ---------------
KENTUCKY: 0.67%
     1,060,000   CHRISTIAN COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST SERIES B
                 (OTHER REVENUE, US BANK NA LOC)ss+/-                                        0.13     08/01/2037         1,060,000
    11,180,000   JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE PROJECT
                 SERIES (LEASE REVENUE, WACHOVIA BANK LOC)ss+/-(q)                           0.29     09/01/2029        11,180,000
     9,425,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT WATERFORD
                 PLACE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC INSURED)ss+/-              0.33     01/01/2034         9,425,000
     5,000,000   TRIMBLE COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST SERIES A (LEASE
                 REVENUE, US BANK NA LOC)ss+/-                                               0.13     12/01/2038         5,000,000
     4,900,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES A (OTHER REVENUE,
                 US BANK NA LOC)ss+/-                                                        0.19     07/01/2038         4,900,000
     5,000,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES B (LEASE REVENUE,
                 US BANK NA LOC)ss+/-                                                        0.19     12/01/2038         5,000,000
                                                                                                                        36,565,000
                                                                                                                   ---------------

                   Wells Fargo Advantage Money Market Funds 63


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
LOUISIANA: 1.39%
$      870,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577 (OTHER REVENUE,
                 AMBAC INSURED)ss+/-                                                         0.34%    12/01/2020   $       870,000
     7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)ss+/-                 0.30     09/01/2033         7,845,000
     9,900,000   LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT (OTHER
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    1.36     12/01/2036         9,900,000
    34,350,000   LOUISIANA STATE GAS & FUELS TAX CLASS A (SALES TAX REVENUE, FIRST
                 SECURITY BANK LOC)ss+/-                                                     0.39     05/01/2035        34,350,000
    23,100,000   LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE, BANQUE NATIONALE
                 PARIS LOC)ss+/-                                                             0.20     07/15/2026        23,100,000
                                                                                                                        76,065,000
                                                                                                                   ---------------
MAINE: 0.25%
    12,000,000   MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (OTHER REVENUE, TD BANKNORTH
                 NA LOC)ss+/-                                                                0.31     06/01/2038        12,000,000
     1,700,000   SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                             0.39     08/01/2024         1,700,000
                                                                                                                        13,700,000
                                                                                                                   ---------------
MARYLAND: 0.26%
     7,700,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY UPPER
                 CHESAPEAKE HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.14     01/01/2043         7,700,000
     2,745,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                 WACHOVIA BANK LOC)ss+/-(q)                                                  0.48     03/01/2032         2,745,000
     3,555,000   WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                 LOC)ss+/-(q)                                                                0.28     04/01/2030         3,555,000
                                                                                                                        14,000,000
                                                                                                                   ---------------
MASSACHUSETTS: 1.00%
     4,095,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-528 (OTHER REVENUE,
                 XL CAPITAL ASSURANCE COMPANY INSURED)ss+/-                                  0.32     05/01/2039         4,095,000
     5,000,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM BROWN
                 & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK LOC)ss+/-      0.29     06/01/2036         5,000,000
     4,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY CRANBERRIES
                 PROJECT (IDR, WACHOVIA BANK LOC)ss+/-(q)                                    0.46     10/15/2011         4,500,000
    10,600,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SHADY HILL SCHOOL
                 (OTHER REVENUE, TD BANKNORTH NA LOC)ss+/-                                   0.31     06/01/2038        10,600,000
     6,450,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SOLOMON SCHECHTER DAY
                 SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      0.39     11/01/2037         6,450,000
     7,600,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 BAYSTATE MEDICAL CENTER SERIES J1 (HEALTHCARE FACILITIES REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                               0.25     07/01/2044         7,600,000
    10,000,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 SOUTH SHORE PROPERTY SERIES A (HCFR, WACHOVIA BANK LOC)ss+/-(q)             0.26     07/01/2033        10,000,000
     6,200,000   MASSACHUSETTS STATE SCHOOL BUILDING AUTHORITY SERIES 2479Z
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.54     08/15/2013         6,200,000
                                                                                                                        54,445,000
                                                                                                                   ---------------
MICHIGAN: 1.25%
    28,070,000   DETROIT MI (SEWER REVENUE, FIRST SECURITY BANK LOC)ss+/-                    0.79     07/01/2010        28,070,000
     9,585,000   KENTWOOD MI PUBLIC SCHOOLS CLASS A (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)ss+/-                                                     0.39     05/01/2022         9,585,000
     5,400,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY HOSPITAL
                 SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)ss+/-                     0.31     01/01/2034         5,400,000
    17,100,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE SERIES B
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.24     10/15/2030        17,100,000
     8,200,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE SERIES B
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.24     10/15/2030         8,200,000
                                                                                                                        68,355,000
                                                                                                                   ---------------

                   64 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
MINNESOTA: 5.97%
$    9,115,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                                 0.32%    11/15/2033   $     9,115,000
     1,540,000   ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN HOMES
                 SERIES A UNITED STATES BANK INSURED (HCFR, US BANK NA LOC)ss+/-             0.18     09/01/2029         1,540,000
       919,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA LOC)ss+/-      0.18     09/01/2029           919,000
     5,725,000   BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC INSURED)ss+/-       0.32     07/01/2038         5,725,000
     3,495,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-          0.32     07/15/2030         3,495,000
     8,350,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC INSURED)ss+/-       0.32     01/01/2035         8,350,000
     6,110,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW YORK
                 LOC)ss+/-                                                                   0.20     11/01/2035         6,110,000
     7,000,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
                 (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                                      0.54     11/01/2020         7,000,000
     2,850,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
                 (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                          0.54     11/01/2027         2,850,000
     3,900,000   COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE NATIONAL
                 BANK NA LOC)ss+/-                                                           0.33     06/01/2013         3,900,000
     1,250,000   COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR, ABN AMRO BANK
                 INSURED)ss+/-                                                               0.33     06/01/2013         1,250,000
     3,250,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR, FHLB INSURED)ss+/-        0.33     05/01/2027         3,250,000
     4,830,000   DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION (ECONOMIC DEVELOPMENT
                 REVENUE, US BANK NA LOC)ss+/-                                               0.23     01/01/2012         4,830,000
     2,000,000   DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL SERVICES
                 LOC)ss+/-                                                                   0.50     06/01/2029         2,000,000
     3,345,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER REVENUE, AMBAC
                 INSURED)ss+/-                                                               0.34     01/01/2030         3,345,000
       800,000   EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA INSURED)ss+/-      0.32     02/15/2031           800,000
     3,080,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)ss+/-                        0.33     12/01/2029         3,080,000
     5,250,000   FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER REVENUE,
                 FNMA INSURED)ss+/-                                                          0.34     08/15/2038         5,250,000
    11,085,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT (HOUSING
                 REVENUE, FNMA INSURED)ss+/-                                                 0.32     05/15/2035        11,085,000
     1,620,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE, FHLMC
                 INSURED)ss+/-                                                               0.32     03/01/2029         1,620,000
     2,100,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                 (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                               0.37     10/01/2023         2,100,000
     6,450,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                 (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                               0.37     10/01/2031         6,450,000
     7,245,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS CLINICS
                 SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                      0.20     08/15/2037         7,245,000
    13,930,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE SERIES B
                 (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.20     08/15/2025        13,930,000
    11,990,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS CLINICS
                 SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                      0.20     08/15/2037        11,990,000
     1,075,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE FACILITIES SERIES A
                 (HCFR, FIRST SECURITY BANK LOC)ss+/-                                        0.20     08/15/2034         1,075,000
       700,000   MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE & LOCAL
                 GOVERNMENTS, US BANK NA LOC)ss+/-                                           0.18     08/01/2036           700,000
     1,607,000   MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL REVENUE,
                 US BANK NA LOC)ss+/-                                                        0.18     05/01/2026         1,607,000
     1,040,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER REVENUE,
                 US BANK NA LOC)ss+/-                                                        0.18     10/01/2021         1,040,000
    18,880,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE SERIES B
                 (HCFR, FIRST SECURITY BANK LOC)ss+/-                                        0.20     08/15/2025        18,880,000
     7,320,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
                 LUTHERAN PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                     0.54     09/01/2021         7,320,000
    31,390,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
                 FACILITY ESSENTIAL C4 (HCFR, ASSURED GUARANTY)ss+/-                         0.21     02/15/2030        31,390,000
     2,255,000   MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1 (COLLEGE & UNIVERSITY
                 REVENUE, US BANK NA LOC)ss+/-                                               0.25     04/01/2027         2,255,000

                   Wells Fargo Advantage Money Market Funds 65


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
MINNESOTA (continued)
$    2,915,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H (COLLEGE & UNIVERSITY
                 REVENUE, HARRIS TRUST & SAVING BANK INSURED)ss+/-                           0.20%    10/01/2030   $     2,915,000
       155,000   MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3 (COLLEGE
                 & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                   0.30     10/01/2016           155,000
     3,105,000   MINNESOTA STATE OLAF COLLEGE SERIES 5-M1 (COLLEGE & UNIVERSITY REVENUE,
                 HARRIS TRUST SAVINGS BANK LOC)ss+/-                                         0.20     10/01/2032         3,105,000
     5,520,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                 UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.60     10/01/2021         5,520,000
     8,030,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                 UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.60     04/01/2025         8,030,000
    14,665,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                 UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.60     04/01/2027        14,665,000
     2,085,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER REVENUE,
                 BANK OF NEW YORK LOC)ss+/-                                                  0.32     10/01/2032         2,085,000
     5,520,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-                          0.32     05/15/2034         5,520,000
     2,665,000   MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA INSURED)ss+/-         0.32     11/15/2031         2,665,000
     9,540,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING REVENUE,
                 FHLMC)ss+/-                                                                 0.32     11/01/2035         9,540,000
     5,150,000   PINE CITY MN STATE AGENCY(HOUSING REVENUE, FNMA INSURED)ss+/-               0.32     04/15/2036         5,150,000
     2,865,000   PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING REVENUE,
                 FNMA INSURED)ss+/-                                                          0.32     09/15/2031         2,865,000
       300,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK
                 NA LOC)ss+/-                                                                0.18     10/01/2029           300,000
     8,670,000   ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE,
                 SOVEREIGN BANK FSB LOC)ss+/-                                                0.28     07/01/2036         8,670,000
     1,185,000   SPRING LAKE PARK MN SENIOR HOUSING OAK CREST APARTMENTS PROJECT
                 (HOUSING REVENUE, US BANK NA LOC)ss+/-                                      0.32     02/15/2033         1,185,000
     2,000,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA INSURED)ss+/-       0.32     05/15/2032         2,000,000
     4,970,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL FACILITIES
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.55     10/01/2025         4,970,000
    11,300,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)ss+/-                 0.32     10/01/2035        11,300,000
     1,045,000   ST. LOUIS PARK MN MFHR PARKSHORE PROJECT (HOUSING REVENUE, FNMA
                 INSURED)ss+/-                                                               0.32     08/01/2034         1,045,000
     1,000,000   ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE PROJECT (MFHR, FNMA
                 INSURED)ss+/-                                                               0.32     10/01/2033         1,000,000
     5,510,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                             0.43     05/01/2022         5,510,000
     5,020,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                             0.43     10/01/2025         5,020,000
     1,250,000   ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES 06-3
                 (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK LOC)ss+/-                0.20     04/01/2036         1,250,000
     3,415,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                      1.23     03/01/2021         3,415,000
     1,210,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                      1.23     03/01/2012         1,210,000
     1,580,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                      1.50     03/01/2022         1,580,000
     1,870,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J (OTHER
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.75     12/01/2025         1,870,000
     3,590,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC INSURED)ss+/-       0.32     02/01/2034         3,590,000
     7,160,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE & INDUSTRIAL
                 CENTER PROJECT (IDR, US BANK NA LOC)ss+/-                                   0.48     02/01/2015         7,160,000
     8,310,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED IRISH
                 BANK PLC LOC)ss+/-                                                          0.43     05/01/2025         8,310,000
     3,220,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO
                 OF UNIVERSITY)ss+/-                                                         0.20     08/15/2031         3,220,000
                                                                                                                       326,316,000
                                                                                                                   ---------------

                   66 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   ---------------
MISSISSIPPI: 0.60%
$   14,825,000   MISSISSIPPI BUSINESS FINANCE CORPORATION JACKSON STATE UNIVERSITY
                 SERIES A1 (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                        0.33%    01/01/2033   $    14,825,000
    18,090,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL CORPORATION PROJECT
                 (IDR, WACHOVIA BANK LOC)ss+/-(q)                                            0.28     04/01/2028        18,090,000
                                                                                                                        32,915,000
                                                                                                                   ---------------
MISSOURI: 1.97%
     4,300,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC INSURED)ss+/-         0.35     08/01/2035         4,300,000
     6,200,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE, FIFTH
                 THIRD BANK LOC)ss+/-                                                        0.33     01/01/2030         6,200,000
    17,700,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                 (OTHER REVENUE)ss+/-                                                        0.20     04/01/2027        17,700,000
     1,905,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                 (COLLEGE & UNIVERSITY REVENUE)ss+/-                                         0.20     04/01/2027         1,905,000
     8,015,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF MUNICIPAL
                 UTILITIES (LEASE REVENUE, US BANK NA LOC)ss+/-                              0.20     06/01/2033         8,015,000
    13,000,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION KAUFFMAN PROJECT
                 SERIES A (OTHER REVENUE)ss+/-                                               0.20     06/01/2037        13,000,000
     5,300,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY CHILDRENS
                 MERCY HOSPITAL SERIES A (HCFR, UBS AG LOC)ss+/-                             0.31     05/15/2032         5,300,000
     2,000,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY CHILDRENS
                 MERCY HOSPITAL SERIES B (HCFR, UBS AG LOC)ss+/-                             0.31     05/15/2023         2,000,000
    10,000,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY MOTHER OF
                 GOOD COUNSEL HOME PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-            1.36     07/01/2037        10,000,000
     5,900,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY RANKEN
                 TECHNICAL COLLEGE (COLLEGE AND UNIVERSITY REVENUE, RADIAN INSURED)ss+/-     0.20     11/15/2031         5,900,000
       145,000   MISSOURI STATE HEFA ST. LOUIS UNIVERSITY PROJECT SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                 0.18     10/01/2009           145,000
    16,100,000   MISSOURI STATE MO HEALTH & EDUCATIONAL FACILITIES AUTHORITY THE
                 WASHINGTON UNIVERSITY SERIES A (COLLEGE AND UNIVERSITY REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                               0.16     09/01/2030        16,100,000
    16,000,000   SAINT LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MFHR, FNMA
                 INSURED)ss+/-                                                               0.35     03/15/2034        16,000,000
     1,000,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
                 (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                         0.45     06/15/2024         1,000,000
                                                                                                                       107,565,000
                                                                                                                   ---------------
NEBRASKA: 0.83%
    40,000,000   CENTRAL PLAINS NE ENERGY PROJECT NUMBER 2 (OTHER REVENUE)ss+/-              0.33     08/01/2039        40,000,000
     5,100,000   NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE, JPMORGAN
                 CHASE BANK LOC)ss+/-                                                        0.32     02/01/2015         5,100,000
                                                                                                                        45,100,000
                                                                                                                   ---------------
NEVADA: 1.63%
    19,120,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                 FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-          0.44     01/01/2037        19,120,000
     9,700,000   CLARK COUNTY NV LUTHERAN SECONDARY SCHOOL ASSOCIATION PROJECT
                 (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.39     02/01/2030         9,700,000
    34,000,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW YORK
                 LOC)ss+/-                                                                   0.31     10/01/2035        34,000,000
    11,910,000   RENO NV CAPITAL IMPROVEMENT SERIES A (TAX REVENUE, BANK OF AMERICA
                 NA LOC)ss+/-                                                                0.30     06/01/2032        11,910,000
    14,115,000   RENO NV SALES TAX REVENUE SR LIEN RETRAC RENO PROJECT (SALES
                 TAX REVENUE, BANK OF NEW YORK LOC)ss+/-                                     0.12     06/01/2042        14,115,000
                                                                                                                        88,845,000
                                                                                                                   ---------------
NEW HAMPSHIRE: 1.48%
     5,025,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY BREWSTER
                 ACADEMY (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                                   0.55     09/01/2031         5,025,000

                  Wells Fargo Advantage Money Market Funds 67


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
NEW HAMPSHIRE (continued)
$   13,550,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL FACILITIES
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.42%    09/01/2036   $   13,550,000
     6,680,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                             0.55     01/01/2037        6,680,000
    13,000,000   NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL (HFFA REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.27     10/01/2036       13,000,000
     3,390,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE, JPMORGAN CHASE
                 BANK LOC)ss+/-                                                              0.32     01/01/2030        3,390,000
     4,085,000   NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER REVENUE, ALLIED IRISH BANK
                 PLC LOC)ss+/-                                                               0.55     07/01/2038        4,085,000
    21,235,000   NEW HAMPSHIRE HEFA SAINT ANSELM COLLEGE (OTHER REVENUE, RBS CITIZENS
                 NA)ss+/-                                                                    0.35     06/01/2038       21,235,000
     8,300,000   NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF NOVA SCOTIA
                 LOC)ss+/-                                                                   0.54     02/01/2036        8,300,000
     5,670,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY HEALTH
                 SYSTEM (HOUSING REVENUE, TD BANKNORTH NA LOC)ss+/-                          0.20     10/01/2043        5,670,000
                                                                                                                       80,935,000
                                                                                                                   --------------
NEW JERSEY: 0.20%
     5,400,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511 (OTHER REVENUE, MBIA
                 INSURED)ss+/-                                                               0.32     01/01/2032        5,400,000
     2,745,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE, AGC-ICC
                 INSURED)ss+/-                                                               0.47     06/15/2012        2,745,000
     2,550,000   NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.79     12/15/2011        2,550,000
                                                                                                                       10,695,000
                                                                                                                   --------------
NEW MEXICO: 0.42%
     5,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1 (OTHER REVENUE, STATE
                 STREET BANK & TRUST LOC)ss+/-                                               0.25     06/15/2024        5,000,000
    11,100,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER REVENUE, UBS AG
                 LOC)ss+/-                                                                   0.20     06/15/2024       11,100,000
     6,575,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER REVENUE, UBS AG
                 LOC)ss+/-                                                                   0.17     12/15/2026        6,575,000
                                                                                                                       22,675,000
                                                                                                                   --------------
NEW YORK: 1.40%
    11,250,000   METROPOLITAN NY TRANSITION AUTHORITY (TRANSPORTATION REVENUE, AMBAC
                 INSURED)ss+/-                                                               1.32     11/15/2023       11,250,000
    14,800,000   NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY BUILDING AID CLASS A (TAX
                 REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.39     01/15/2037       14,800,000
    39,605,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY (TRANSPORTATION REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.79     11/15/2025       39,605,000
    10,700,000   NEW YORK NY CITY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)ss+/-            0.13     11/01/2039       10,700,000
                                                                                                                       76,355,000
                                                                                                                   --------------
NORTH CAROLINA: 1.41%
     4,900,000   MECKLENBURG COUNTY NC COP (LEASE REVENUE, WACHOVIA BANK LOC)ss+/-(q)        0.28     02/01/2025        4,900,000
     6,000,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY CAMPBELL UNIVERSITY
                 (COLLEGE AND UNIVERSITY REVENUE, BRANCH BANKING & TRUST)ss+/-               0.33     10/01/2034        6,000,000
     7,100,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL SCHOOL PROJECT
                 (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                  0.33     09/01/2029        7,100,000
     7,890,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY WOLFPACK CLUB SERIES A
                 (COLLEGE AND UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(q)                 0.28     07/01/2035        7,890,000
     1,045,000   NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY CHARLOTTE DAY
                 SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.33     08/01/2020        1,045,000
    12,080,000   NORTH CAROLINA MEDICAL CARE COMMISSION CAROL WOODS PROJECT (HCFR,
                 RADIAN INSURED)ss+/-                                                        0.20     04/01/2031       12,080,000
     4,200,000   NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT FINANCING
                 PROJECT (HCFR, KBC BANK NV LOC)ss+/-                                        0.23     12/01/2025        4,200,000
     4,900,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH SYSTEM SERIES
                 B1 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                  0.21     12/01/2036        4,900,000

                   68 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
NORTH CAROLINA (continued)
$   10,200,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH SYSTEM SERIES
                 B2 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                  0.32%    12/01/2036   $   10,200,000
     4,680,000   NORTH CAROLINA MEDICAL CARE COMMISSION WAYNE MEMORIAL HOSPITAL (HCFR,
                 BRANCH BANKING & TRUST)ss+/-                                                0.28     10/01/2036        4,680,000
     2,170,000   NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME PROJECT (HCFR,
                 WACHOVIA BANK LOC)ss+/-(q)                                                  0.28     08/01/2024        2,170,000
     7,730,000   NORTH CAROLINA MEDICAL CARE COMMUNITY SOUTHMINSTER PROJECT (HCFR,
                 WACHOVIA BANK LOC)ss+/-(q)                                                  0.28     10/01/2015        7,730,000
     4,300,000   PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A (AIRPORT REVENUE, BRANCH
                 BANKING & TRUST)ss+/-                                                       0.33     07/01/2032        4,300,000
                                                                                                                       77,195,000
                                                                                                                   --------------
NORTH DAKOTA: 0.60%
    10,185,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A1 (HCFR, ASSURED
                 GUARANTY)ss+/-                                                              0.28     02/15/2037       10,185,000
    22,800,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A2 (HCFR, ASSURED
                 GUARANTY)ss+/-                                                              0.32     02/15/2037       22,800,000
                                                                                                                       32,985,000
                                                                                                                   --------------
OHIO: 3.22%
     8,890,000   ALLEN COUNTY OH HOSPITAL FACILITIES CATHOLIC HEALTHCARE SERIES A (HCFR,
                 BANK OF AMERICA NA LOC)ss+/-                                                0.13     10/01/2031        8,890,000
     9,000,000   CLEVELAND OH AIRPORT SYSTEM SERIES D (AIRPORT REVENUE, KBC BANK NV
                 LOC)ss+/-                                                                   0.40     01/01/2024        9,000,000
    12,800,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89 GARAGE PROJECT
                 (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.22     01/01/2037       12,800,000
    15,050,000   CUYAHOGA COUNTY OH ECONOMIC DEVELOPMENT CLEVELAND BOTANICAL GARDENS
                 PROJECT (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                 LOC)ss+/-                                                                   0.60     07/01/2031       15,050,000
     3,350,000   DAYTON OH AIR FREIGHT SERIES C (IDR)                                        6.05     10/01/2009        3,350,508
     6,665,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT (HFFA
                 REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.29     03/01/2036        6,665,000
    15,555,000   FRANKLIN COUNTY OH HEALTH CARE FACILITIES MOTHER ANGELINE MCCRORY
                 PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                              0.55     04/01/2035       15,555,000
     4,870,000   GEAUGA COUNTY OH SISTERS OF NOTRE DAME PROJECT (OTHER REVENUE, ALLIED
                 IRISH BANK PLC LOC)ss+/-                                                    0.65     08/01/2016        4,870,000
    12,765,000   HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN CHASE BANK
                 LOC)ss+/-                                                                   0.30     12/01/2026       12,765,000
    22,450,000   LANCASTER OH PORT AUTHORITY (OTHER REVENUE)ss+/-                            0.32     05/01/2038       22,450,000
    14,025,000   OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN UNIVERSITY
                 PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.28     12/01/2037       14,025,000
     9,770,000   PARMA OH PARMA COMMUNITY GENERAL HOSPITAL SERIES C (HCFR, JPMORGAN
                 CHASE BANK LOC)ss+/-                                                        0.29     11/01/2030        9,770,000
    10,000,000   PORTAGE COUNTY OH ROBINSON MEMORIAL HOSPITAL (HCFR, JPMORGAN CHASE BANK
                 LOC)ss+/-                                                                   0.39     09/01/2033       10,000,000
     2,810,000   WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT (IDR,
                 SCOTIABANK LOC)ss+/-                                                        0.52     09/01/2015        2,810,000
    16,552,000   WARREN COUNTY OH HEALTH CARE FACILITIES OTTERBEIN HOMES SERIES B
                 (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)ss+/-                        0.21     07/01/2023       16,552,000
    11,285,000   WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT (OTHER REVENUE,
                 JPMORGAN CHASE BANK LOC)ss+/-                                               0.23     03/01/2033       11,285,000
                                                                                                                      175,837,508
                                                                                                                   --------------
OKLAHOMA: 0.43%
     8,155,000   EDMOND OK ECONOMIC DEVELOPMENT AUTHORITY EDMOND PROJECT SERIES A
                 (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.50     06/01/2031        8,155,000
     5,095,000   OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT (HCFR, BANK OF
                 AMERICA NA LOC)ss+/-                                                        0.38     11/01/2018        5,095,000

                   Wells Fargo Advantage Money Market Funds 69


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
OKLAHOMA (continued)
$   10,090,000   OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880 (ELECTRIC REVENUE,
                 FGIC INSURED)ss+/-                                                          0.74%    01/01/2015   $   10,090,000
                                                                                                                       23,340,000
                                                                                                                   --------------
OREGON: 0.21%
     7,825,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY HOLLADAY PARK PLAZA
                 PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                              0.13     11/15/2033        7,825,000
     3,700,000   OREGON STATE FACILITIES AUTHORITY HAZELDEN SPRINGBROOK PROJECT A (OTHER
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.54     11/01/2025        3,700,000
                                                                                                                       11,525,000
                                                                                                                   --------------
OTHER: 0.25%
     3,245,000   NORTHEAST TAX EXEMPT GRANTOR TRUST CERTIFICATES (OTHER REVENUE, BANK OF
                 AMERICA NA LOC)ss+/-                                                        1.50     04/01/2019        3,245,000
    10,480,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202 (PROPERTY TAX
                 REVENUE, FGIC INSURED)ss+/-                                                 1.34     06/01/2034       10,480,000
                                                                                                                       13,725,000
                                                                                                                   --------------
PENNSYLVANIA: 2.75%
    13,275,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC SENIOR LIVING
                 CORPORATION (HCFR, FNMA INSURED)ss+/-                                       0.28     07/15/2028       13,275,000
    10,000,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES A (OTHER REVENUE,
                 BANK OF NOVA SCOTIA LOC)ss+/-                                               0.35     11/01/2020       10,000,000
     9,600,000   BEAVER COUNTY PA IDA FIRSTENERGY NUCLEAR SERIES B (IDR, CITIBANK NA
                 LOC)ss+/-                                                                   0.27     12/01/2035        9,600,000
    10,000,000   BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT SERIES A (OTHER
                 REVENUE, BANK OF SCOTLAND LOC)ss+/-                                         0.30     07/15/2021       10,000,000
     2,800,000   DELAWARE COUNTY PA AUTHORITY ELWYN PROJECT SERIES B (OTHER REVENUE,
                 WACHOVIA BANK LOC)ss+/-(q)                                                  0.20     06/01/2020        2,800,000
    11,175,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE, AMBAC
                 INSURED)ss+/-                                                               0.36     10/01/2025       11,175,000
     5,180,000   GROVE CITY PA AREA HOSPITAL AUTHORITY JOHN XXIII HOME PROJECT (HCFR,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                             0.65     02/01/2030        5,180,000
     8,835,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH SYSTEM LANCASTER GENERAL
                 HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.18     07/01/2041        8,835,000
    10,320,000   LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX (OTHER
                 REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                         0.28     03/01/2047       10,320,000
     3,615,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT SERIES A
                 (HCFR, WACHOVIA BANK LOC)ss+/-(q)                                           0.20     09/01/2031        3,615,000
     2,160,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT SERIES B
                 (HCFR, WACHOVIA BANK LOC)ss+/-(q)                                           0.20     05/01/2032        2,160,000
    17,255,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT SERIES C
                 (HCFR, WACHOVIA BANK LOC)ss+/-(q)                                           0.20     11/01/2019       17,255,000
     3,165,000   MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)             0.18     10/01/2030        3,165,000
     7,250,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE
                 & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                       0.45     07/01/2034        7,250,000
     4,170,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A (OTHER
                 REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                                       0.35     11/01/2036        4,170,000
     5,500,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY ASSOCIATION
                 OF INDEPENDENT COLLEGES SERIES I1 (COLLEGE AND UNIVERSITY REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                             0.60     11/01/2031        5,500,000
     8,575,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CHESTNUT HILL
                 COLLEGE SERIES B (EDUCATIONAL FACILITIES REVENUE, WACHOVIA BANK
                 LOC)ss+/-(q)                                                                0.48     10/01/2036        8,575,000
     1,050,000   PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE, JPMORGAN CHASE
                 BANK LOC)ss+/-                                                              0.22     09/01/2034        1,050,000

                   70 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
PENNSYLVANIA (continued)
$    9,000,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES C13
                 (HCFR, ROYAL BANK OF CANADA)ss+/-                                           0.39%    11/01/2011   $    9,000,000
     7,505,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E11
                 (HCFR, ROYAL BANK OF CANADA)ss+/-                                           0.39     12/01/2011        7,505,000
                                                                                                                      150,430,000
                                                                                                                   --------------
PUERTO RICO: 0.14%
     7,395,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES A
                 (FUEL SALES TAX REVENUE, SCOTIABANK LOC)ss+/-                               0.45     07/01/2028        7,395,000
                                                                                                                   --------------
SOUTH CAROLINA: 1.23%
     9,520,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE NONPROFIT
                 INSTITUTIONS (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                   0.33     06/01/2025        9,520,000
     2,720,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA JEWISH
                 COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA BANK
                 LOC)ss+/-(q)                                                                0.48     12/01/2024        2,720,000
     8,300,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                 DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR, WACHOVIA BANK
                 LOC)ss+/-(q)                                                                0.33     08/01/2029        8,300,000
     6,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL INDUSTRIALS
                 INCORPORATED PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-(q)                      0.48     10/01/2032        6,000,000
    16,620,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL INDUSTRIES
                 OF LOWER SC (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA BANK LOC)ss+/-(q)       0.33     10/01/2028       16,620,000
     7,100,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GREENVILLE BAPTIST
                 PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-(q)                                   0.33     10/01/2019        7,100,000
    12,260,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WUREF DEVELOPMENT
                 PROJECT SERIES A (COLLEGE AND UNIVERSITY REVENUE, WACHOVIA BANK
                 LOC)ss+/-(q)                                                                0.33     07/01/2033       12,260,000
     4,640,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY SC STATE UNIVERSITY
                 HOUSING LLC SERIES A (COLLEGE AND UNIVERSITY REVENUE, BANK OF AMERICA
                 NA LOC)ss+/-                                                                0.33     03/01/2027        4,640,000
                                                                                                                       67,160,000
                                                                                                                   --------------
SOUTH DAKOTA: 1.49%
     3,200,000   LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (IDR, BANK OF MONTREAL
                 LOC)ss+/-                                                                   0.24     07/01/2032        3,200,000
     6,495,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR, FNMA INSURED)ss+/-        0.34     02/15/2031        6,495,000
     7,500,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY SERIES H (HOUSING REVENUE)       2.50     01/04/2010        7,534,279
    35,800,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY AVERA
                 HEALTH SUBSERIES A1 (OTHER REVENUE, US BANK NA LOC)ss+/-                    0.34     07/01/2038       35,800,000
     8,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY AVERA
                 HEALTH SUBSERIES A2 (HCFR, US BANK NA LOC)ss+/-                             0.23     07/01/2038        8,000,000
     8,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REGIONAL
                 HEALTH (OTHER REVENUE, US BANK NA LOC)ss+/-                                 0.20     09/01/2027        8,000,000
     7,500,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH SERIES C
                 (HCFR, US BANK NA LOC)ss+/-                                                 0.34     11/01/2019        7,500,000
     4,900,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US BANK NA
                 LOC)ss+/-                                                                   0.34     11/01/2034        4,900,000
                                                                                                                       81,429,279
                                                                                                                   --------------
TENNESSEE: 1.41%
     5,650,000   BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT PUBLIC
                 IMPORT E1 SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST)ss+/-             0.33     06/01/2037        5,650,000
    11,335,000   CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055 (OTHER REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               0.54     04/01/2015       11,335,000
     6,080,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY MET GOVERNMENT NASHVILLE &
                 DAVIDSON (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                       0.14     07/01/2026        6,080,000
     5,560,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
                 FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                           0.14     07/01/2034        5,560,000

                   Wells Fargo Advantage Money Market Funds 71


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
TENNESSEE (continued)
$      800,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
                 FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                           0.14%    02/01/2038   $      800,000
    19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN STEWARTS FERRY
                 APARTMENTS (IDR, FHLMC INSURED)ss+/-                                        0.33     01/01/2034       19,985,000
     3,300,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING LOAN
                 POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                           0.33     11/01/2027        3,300,000
     5,900,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING REVENUE
                 TENNESSEE COUNTY LOAN POOL (OTHER REVENUE LOC)ss+/-                         0.14     04/01/2032        5,900,000
     9,135,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE,
                 ALLIED IRISH BANK PLC LOC)ss+/-                                             0.50     06/01/2032        9,135,000
     2,250,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT PUBLIC
                 IMPROVEMENT SERIES A4 (OTHER REVENUE, KBC BANK NV LOC)ss+/-                 0.17     06/01/2025        2,250,000
     7,055,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
                 (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                  0.48     10/01/2022        7,055,000
                                                                                                                       77,050,000
                                                                                                                   --------------
TEXAS: 7.79%
     6,260,000   AUSTIN TX SUBSERIES A (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                 LOC)ss+/-                                                                   0.42     11/15/2029        6,260,000
     6,640,000   AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                 LOC)ss+/-                                                                   0.75     11/15/2029        6,640,000
     6,500,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS PROJECT
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                                       0.32     09/01/2036        6,500,000
    17,300,000   CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 PERMANENT SCHOOL FUND GUARANTEED)ss+/-                                      0.25     08/15/2032       17,300,000
    20,555,000   CRAWFORD TX EDUCATIONAL FACILITIES CORPORATION CONCORDIA UNIVERSITY
                 (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(q)                   0.28     06/01/2037       20,555,000
     2,275,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER REVENUE,
                 PERMANENT SCHOOL FUND GUARANTEED)ss+/-                                      0.34     02/15/2038        2,275,000
     9,380,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526 (OTHER REVENUE, FGIC
                 INSURED)ss+/-                                                               0.34     07/01/2026        9,380,000
     1,255,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548 (OTHER REVENUE, FGIC
                 INSURED)ss+/-                                                               0.34     11/15/2029        1,255,000
     1,800,000   FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES 2852 (PROPERTY TAX
                 REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                             0.34     02/15/2016        1,800,000
     5,090,000   GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY THE SEA
                 APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                     0.34     02/15/2032        5,090,000
    32,800,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
                 HERMAN HEALTH SERIES D2 (HCFR, AIB GROUP)ss+/-                              0.55     06/01/2029       32,800,000
    14,700,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
                 HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-               0.24     06/01/2029       14,700,000
     5,060,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 (OTHER REVENUE, ASSURED GUARANTY)ss+/-                                      0.51     05/15/2016        5,060,000
    12,600,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE, SOCIETE
                 GENERALE LOC)ss+/-                                                          0.40     11/15/2029       12,600,000
   109,300,000   HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF AMERICA NA
                 LOC)ss+/-                                                                   0.33     05/15/2034      109,300,000
    25,000,000   HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                                0.30     05/15/2034       25,000,000
    30,815,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                                0.30     05/15/2034       30,815,000
    10,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
                 INSURED)ss+/-                                                               0.51     12/01/2023       10,000,000
     4,060,000   JUDSON TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 ASSURED GUARANTY)ss+/-                                                      0.49     02/01/2031        4,060,000
     5,770,000   KENDALL COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION MORNINGSIDE
                 MINISTRIES SERIES A (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                  0.63     01/01/2041        5,770,000
    21,395,000   MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT COMPANY
                 PROJECT (IDR, UBS AG LOC)ss+/-                                              0.23     12/01/2009       21,395,000
     9,000,000   NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2058 (OTHER REVENUE,
                 PERMANENT SCHOOL FUND GUARANTEED)ss+/-                                      0.34     08/01/2015        9,000,000
     7,500,000   PANHANDLE TX REGIONAL HOUSING FINANCE CORPORATION JASON AVENUE
                 RESIDENTIAL APARTMENTS (MFHR, FHLMC INSURED)ss+/-                           0.35     08/01/2041        7,500,000

                   72 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
TEXAS (continued)
$      600,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR, TOTAL FINA ELF SA
                 LOC)ss+/-                                                                   0.26%    04/01/2027   $      600,000
    16,000,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE, DEXIA
                 INSURED)ss+/-                                                               0.70     08/01/2037       16,000,000
    10,940,000   SAN ANTONIO TX ELECTRIC & GAS (ELECTRIC REVENUE)ss+/-                       0.29     02/01/2016       10,940,000
    13,900,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS COSTA IBIZA
                 APARTMENTS (MFHR, FNMA INSURED)ss+/-                                        0.35     08/01/2041       13,900,000
    18,000,000   TEXAS STATE TAX & REVENUE ANTIC NOTES (OTHER REVENUE)                       2.50     08/31/2010       18,362,126
       800,000   TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
                 HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)ss+/-                       0.33     07/01/2020          800,000
                                                                                                                      425,657,126
                                                                                                                   --------------
UTAH: 0.18%
     9,675,000   WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)ss+/-                         0.28     12/01/2034        9,675,000
                                                                                                                   --------------
VERMONT: 0.35%
     2,300,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY BRATTLEBORO
                 MEMORIAL HOSPITAL PROJECT A (HCFR, TD BANKNORTH NA)ss+/-                    0.20     10/01/2028        2,300,000
       580,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY FLETCHER ALLEN
                 HOSPITAL SERIES A (HCFR, TD BANKNORTH NA LOC)ss+/-                          0.21     12/01/2030          580,000
     3,140,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY LANDMARK
                 COLLEGE PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, TD BANKNORTH NA
                 LOC)ss+/-                                                                   0.20     07/01/2033        3,140,000
     2,220,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY NORTHEASTERN
                 VERMONT REGIONAL HOSPITAL SERIES A (HCFR, TD BANKNORTH NA LOC)ss+/-         0.20     10/01/2029        2,220,000
    10,840,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL PROJECT A
                 (HCFR, TD BANKNORTH NA LOC)ss+/-                                            0.20     10/01/2034       10,840,000
                                                                                                                       19,080,000
                                                                                                                   --------------
VIRGINIA: 1.30%
     9,300,000   ALBERMARLE COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY UNIVERSITY VIRGINIA
                 HEALTH SERVICES FOUNDATION (HCFR, BANK OF AMERICA NA LOC)ss+/-              0.14     03/01/2039        9,300,000
     7,480,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT REVENUE,
                 WACHOVIA BANK LOC)ss+/-(q)                                                  0.28     06/01/2035        7,480,000
     9,400,000   HANOVER COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY BON SECOURS HEALTH
                 SERIES D2 (OTHER REVENUE, US BANK NA LOC)ss+/-                              0.20     11/01/2025        9,400,000
    15,200,000   HANOVER COUNTY VA IDA COVENENT WOODS (HEALTHCARE FACILITIES REVENUE,
                 BRANCH BANKING & TRUST)ss+/-                                                0.33     07/01/2029       15,200,000
    12,550,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE, FNMA
                 INSURED)ss+/-                                                               0.35     11/15/2032       12,550,000
       110,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES A
                 (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                            0.18     07/01/2037          110,000
     3,825,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES B
                 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                     0.15     07/01/2037        3,825,000
    12,900,000   VIRGINIA SMALL BUSINESS FINANCING AUTHORITY FRIENDSHIP FOUNDATION
                 (HCFR, WACHOVIA BANK LOC)ss+/-(q)                                           0.33     07/01/2022       12,900,000
                                                                                                                       70,765,000
                                                                                                                   --------------
WASHINGTON: 1.55%
     2,180,000   EVERETT WA (PROPERTY TAX REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.38     12/01/2021        2,180,000
     6,930,000   KING CITY WA PUBLIC HOSPITAL DISTRICT #1 (PROPERTY TAX REVENUE,
                 ASSURED GUARANTY)ss+/-                                                      0.49     12/01/2015        6,930,000
     5,055,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
                 INSURED)ss+/-                                                               0.33     07/01/2035        5,055,000
     5,870,000   KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE,
                 FIRST SECURITY BANK LOC)ss+/-                                               1.34     12/01/2018        5,870,000
     7,920,000   SEATTLE WA (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)ss+/-                 0.39     03/02/2021        7,920,000
    12,530,000   SEATTLE WA WATER SYSTEM (WATER REVENUE, FIRST SECURITY BANK LOC)ss+/-       0.39     09/01/2012       12,530,000
     7,650,000   WASHINGTON STATE (COLLEGE AND UNIVERSITY REVENUE, CITIBANK NA LOC)ss+/-     0.29     01/01/2029        7,650,000
    12,000,000   WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND SERIES B
                 (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                 0.35     10/01/2036       12,000,000

                   Wells Fargo Advantage Money Market Funds 73


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
WASHINGTON (continued)
$    6,840,000   WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A PUTTABLE
                 (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                 0.35%    10/01/2030   $    6,840,000
     5,775,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART MUSEUM
                 PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                 LOC)ss+/-                                                                   0.20     06/01/2032        5,775,000
     8,000,000   WASHINGTON STATE SERIES R-A (OTHER REVENUE, FIRST SECURITY BANK LOC)        5.50     09/01/2009        8,000,000
     3,800,000   WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL (HCFR, US BANK NA
                 LOC)ss+/-                                                                   0.48     10/01/2017        3,800,000
                                                                                                                       84,550,000
                                                                                                                   --------------
WEST VIRGINIA: 1.16%
    15,820,000   MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A (HCFR, JPMORGAN
                 CHASE BANK LOC)ss+/-                                                        0.39     07/01/2040       15,820,000
    47,750,000   WEST VIRGINIA STATE PARKWAYS ECONOMIC DEVELOPMENT & TOURISM AUTHORITY
                 (OTHER REVENUE, GO OF AUTHORITY INSURED)ss+/-                               0.37     04/15/2019       47,750,000
                                                                                                                       63,570,000
                                                                                                                   --------------
WISCONSIN: 3.27%
     7,750,000   MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH PROJECT (COLLEGE &
                 UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                                    0.39     09/01/2040        7,750,000
     6,565,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELOIT
                 MEMORIAL HOSPITAL INCORPORATED (HCFR, JPMORGAN CHASE BANK LOC)ss+/-         0.20     04/01/2036        6,565,000
    30,720,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY GUNDERSEN
                 LUTHERAN SERIES B (HCFR, FIRST SECURITY BANK LOC)ss+/-                      1.65     12/01/2029       30,720,000
     4,145,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY LAWRENCE
                 UNIVERSITY (COLLEGE AND UNIVERSITY REVENUE, JPMORGAN CHASE BANK
                 LOC)ss+/-                                                                   0.39     02/01/2039        4,145,000
    41,700,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF
                 WISCONSIN MEDICAL FOUNDATION (HCFR, JPMORGAN CHASE BANK LOC)ss+/-           0.28     05/01/2030       41,700,000
     2,400,000   WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE & UNIVERSITY
                 REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.43     11/01/2017        2,400,000
    55,745,000   WISCONSIN STATE HEFA CUSTODIAL RECEIPTS BELOIT COLLEGE
                 (COLLEGE AND UNIVERSITY REVENUE, XL CAPITAL ASSURANCE COMPANY
                 INSURED)ss+/-                                                               0.30     06/01/2037       55,745,000
     6,935,000   WISCONSIN STATE HEFA FORT HEALTHCARE INCORPORATED SERIES A (OTHER
                 REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.20     05/01/2037        6,935,000
    11,390,000   WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED (HFFA REVENUE,
                 US BANK NA LOC)ss+/-                                                        0.39     05/01/2024       11,390,000
     1,100,000   WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT (COLLEGE & UNIVERSITY
                 REVENUE, US BANK NA LOC)ss+/-                                               0.20     06/01/2033        1,100,000
     6,375,000   WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES B (OTHER
                 REVENUE, US BANK NA LOC)ss+/-                                               0.37     03/01/2038        6,375,000
     3,940,000   WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A (OTHER
                 REVENUE, KBC BANK NV LOC)ss+/-                                              0.37     03/01/2038        3,940,000
                                                                                                                      178,765,000
                                                                                                                   --------------
WYOMING: 0.77%
    42,125,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                 (PCR, BARCLAYS BANK PLC LOC)ss+/-                                           0.24     07/01/2015       42,125,000
                                                                                                                   --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $5,120,834,445)                                                                 5,120,834,445
                                                                                                                   --------------

                   74 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                                                        VALUE
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,459,270,445)*                                                             99.93%                          $5,459,270,445
OTHER ASSETS AND LIABILITIES, NET                                                   0.07                                3,750,032
                                                                                  ------                           --------------
TOTAL NET ASSETS                                                                  100.00%                          $5,463,020,477
                                                                                  ------                           --------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

(q)  Credit enhancement is provided by an affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 75


              Portfolio of Investments--August 31, 2009 (Unaudited)

TREASURY PLUS MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
US TREASURY SECURITIES: 16.78%
US TREASURY BILLS: 14.41%
$    2,133,000   CASH MANAGEMENT BILL##                                                      0.09%    09/15/2009   $    2,132,925
   250,000,000   US TREASURY BILL##                                                          0.18     09/24/2009      249,971,250
   250,000,000   US TREASURY BILL##                                                          0.18     10/01/2009      249,962,500
   250,000,000   US TREASURY BILL##                                                          0.19     10/08/2009      249,951,180
   150,000,000   US TREASURY BILL##                                                          0.39     10/08/2009      149,940,646
   100,000,000   US TREASURY BILL##                                                          0.40     10/08/2009       99,959,403
    40,000,000   US TREASURY BILL##                                                          0.19     11/19/2009       39,983,761
    75,000,000   US TREASURY BILL##                                                          0.35     12/10/2009       74,928,125
    75,000,000   US TREASURY BILL##                                                          0.35     12/10/2009       74,927,083
    10,000,000   US TREASURY BILL##                                                          0.28     02/18/2010        9,987,014
    25,000,000   US TREASURY BILL##                                                          0.25     03/04/2010       24,968,402
                                                                                                                    1,226,712,289
                                                                                                                   --------------
US TREASURY NOTES: 2.37%
   200,000,000   US TREASURY NOTE                                                            4.63     11/15/2009      201,737,305
                                                                                                                   --------------
TOTAL US TREASURY SECURITIES (COST $1,428,449,594)                                                                  1,428,449,594
                                                                                                                   --------------
REPURCHASE AGREEMENTS: 83.49%
    85,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $85,000,472)                          0.20     09/01/2009       85,000,000
 1,750,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,750,010,208)                       0.21     09/01/2009    1,750,000,000
   500,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $500,002,778)                                    0.20     09/01/2009      500,000,000
 1,750,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,750,009,722)                       0.20     09/01/2009    1,750,000,000
    60,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $60,000,317)                                     0.19     09/01/2009       60,000,000
   110,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $110,000,306)                                    0.10     09/01/2009      110,000,000
   750,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $750,004,167)                         0.20     09/01/2009      750,000,000
 1,750,000,000   JPMORGAN SECURITIES INCORPORATED- 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $1,750,009,722)                                  0.20     09/01/2009    1,750,000,000
   350,300,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $350,301,946)                                    0.20     09/01/2009      350,300,000
TOTAL REPURCHASE AGREEMENTS (COST $7,105,300,000)                                                                   7,105,300,000
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $8,533,749,594)*                                                            100.27%                          $8,533,749,594
OTHER ASSETS AND LIABILITIES, NET                                                  (0.27)                             (23,253,538)
                                                                                  ------                           --------------
TOTAL NET ASSETS                                                                  100.00%                          $8,510,496,056
                                                                                  ------                           --------------

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   76 Wells Fargo Advantage Money Market Funds


              Portfolio of Investments--August 31, 2009 (Unaudited)

100% TREASURY MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
US TREASURY SECURITIES: 105.16%
US TREASURY BILLS: 104.44%
$   26,900,000   CASH MANAGEMENT BILL##                                                      0.03%    09/15/2009   $   26,899,738
    69,370,000   CASH MANAGEMENT BILL##                                                      0.08     09/15/2009       69,367,842
    52,867,000   CASH MANAGEMENT BILL##                                                      0.09     09/15/2009       52,865,150
    45,155,000   CASH MANAGEMENT BILL##                                                      0.10     09/15/2009       45,153,244
    23,780,000   CASH MANAGEMENT BILL##                                                      0.19     09/15/2009       23,778,289
        10,000   CASH MANAGEMENT BILL##                                                      0.50     09/15/2009            9,998
     2,130,000   CASH MANAGEMENT BILL##                                                      0.51     09/15/2009        2,129,578
     3,915,000   US TREASURY BILL##                                                          0.13     09/03/2009        3,914,972
   101,960,000   US TREASURY BILL##                                                          0.14     09/03/2009      101,959,235
   100,000,000   US TREASURY BILL##                                                          0.15     09/03/2009       99,999,167
    33,945,000   US TREASURY BILL##                                                          0.16     09/03/2009       33,944,698
   100,000,000   US TREASURY BILL##                                                          0.45     09/03/2009       99,997,528
   257,020,000   US TREASURY BILL##                                                          0.19     09/10/2009      257,007,792
   100,000,000   US TREASURY BILL##                                                          0.45     09/10/2009       99,988,750
   128,340,000   US TREASURY BILL##                                                          0.07     09/17/2009      128,336,007
   100,000,000   US TREASURY BILL##                                                          0.13     09/17/2009       99,994,222
   199,710,000   US TREASURY BILL##                                                          0.16     09/17/2009      199,695,798
   125,000,000   US TREASURY BILL##                                                          0.12     09/24/2009      124,990,217
   276,370,000   US TREASURY BILL##                                                          0.18     09/24/2009      276,338,217
   100,000,000   US TREASURY BILL##                                                          0.18     10/01/2009       99,985,000
   400,000,000   US TREASURY BILL##                                                          0.21     10/01/2009      399,931,667
    53,440,000   US TREASURY BILL##                                                          0.09     10/08/2009       53,435,057
   296,430,000   US TREASURY BILL##                                                          0.19     10/08/2009      296,373,637
   100,000,000   US TREASURY BILL##                                                          0.40     10/08/2009       99,959,403
    85,365,000   US TREASURY BILL##                                                          0.11     10/15/2009       85,354,045
   176,605,000   US TREASURY BILL##                                                          0.18     10/15/2009      176,566,147
   300,000,000   US TREASURY BILL##                                                          0.20     10/22/2009      299,917,125
   150,000,000   US TREASURY BILL##                                                          0.34     10/22/2009      149,928,281
   281,905,000   US TREASURY BILL##                                                          0.19     10/29/2009      281,818,705
   150,000,000   US TREASURY BILL##                                                          0.30     10/29/2009      149,928,708
   350,000,000   US TREASURY BILL##                                                          0.19     11/05/2009      349,883,090
   100,000,000   US TREASURY BILL##                                                          0.33     11/05/2009       99,939,965
    35,895,000   US TREASURY BILL##                                                          0.16     11/12/2009       35,883,873
   350,000,000   US TREASURY BILL##                                                          0.19     11/12/2009      349,867,000
   100,000,000   US TREASURY BILL##                                                          0.31     11/12/2009       99,938,000
   360,000,000   US TREASURY BILL##                                                          0.19     11/19/2009      359,853,850
   400,000,000   US TREASURY BILL##                                                          0.16     11/27/2009      399,842,917
   100,000,000   US TREASURY BILL##                                                          0.31     11/27/2009       99,926,292
   250,000,000   US TREASURY BILL##                                                          0.15     12/03/2009      249,903,628
    75,000,000   US TREASURY BILL##                                                          0.35     12/10/2009       74,928,125
    75,000,000   US TREASURY BILL##                                                          0.35     12/10/2009       74,927,083
    75,000,000   US TREASURY BILL##                                                          0.35     12/17/2009       74,922,648
   100,000,000   US TREASURY BILL##                                                          0.29     01/28/2010       99,882,042
   100,000,000   US TREASURY BILL##                                                          0.28     02/04/2010       99,880,833
    50,000,000   US TREASURY BILL##                                                          0.29     02/11/2010       49,935,479
    90,000,000   US TREASURY BILL##                                                          0.28     02/18/2010       89,883,126
    50,000,000   US TREASURY BILL##                                                          0.26     02/25/2010       49,937,312
    75,000,000   US TREASURY BILL##                                                          0.25     03/04/2010       74,905,208
                                                                                                                    6,573,808,688
                                                                                                                   --------------

                   Wells Fargo Advantage Money Market Funds 77


              Portfolio of Investments--August 31, 2009 (Unaudited)

100% TREASURY MONEY MARKET FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
US TREASURY NOTES: 0.72%
$   45,215,000   US TREASURY NOTE                                                            3.38%    09/15/2009   $   45,270,961
                                                                                                                   --------------
TOTAL US TREASURY SECURITIES (COST $6,619,079,649)                                                                  6,619,079,649
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,619,079,649)*                                                            105.16%                          $6,619,079,649
OTHER ASSETS AND LIABILITIES, NET                                                  (5.16)                            (324,637,180)
                                                                                  ------                           --------------
TOTAL NET ASSETS                                                                  100.00%                          $6,294,442,469
                                                                                  ------                           --------------

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   78 Wells Fargo Advantage Money Market Funds


               Statements of Assets and Liabilities--August 31, 2009 (Unaudited)

                                                                            California Tax-Free      Government
                                                                               Money Market         Money Market
                                                                                   Fund                 Fund
                                                                            -------------------   ---------------
ASSETS
   Investments
      In securities, at value ...........................................     $3,039,151,329      $16,717,297,601
      In repurchase agreements ..........................................                  0       12,086,400,000
                                                                              --------------      ---------------
   Total investments at value (see cost below) ..........................      3,039,151,329       28,803,697,601
                                                                              --------------      ---------------
   Cash .................................................................             84,907               80,282
   Receivable for Fund shares issued ....................................                  0                5,398
   Receivable for investments sold ......................................                  0                    0
   Receivables for interest .............................................          2,585,290           30,383,541
   Receivable from investment advisor and affiliates (Note 3) ...........                  0                    0
   Prepaid expenses and other assets ....................................                  0               89,712
   Prepaid temporary government gaurantee program (Note 4) ..............             94,348              618,380
                                                                              --------------      ---------------
Total assets ............................................................      3,041,915,874       28,834,874,914
                                                                              --------------      ---------------
LIABILITIES
   Payable for investments purchased ....................................          4,725,000          369,147,979
   Dividends payable ....................................................             23,628              529,146
   Payable to investment advisor and affiliates (Note 3) ................            245,002            3,374,925
   Accrued expenses and other liabilities ...............................            732,132              618,380
                                                                              --------------      ---------------
Total liabilities .......................................................          5,725,762          373,670,430
                                                                              --------------      ---------------
TOTAL NET ASSETS ........................................................     $3,036,190,112      $28,461,204,484
                                                                              ==============      ===============
NET ASSETS CONSIST OF
   Paid-in capital ......................................................     $3,036,049,157      $28,461,173,462
   Undistributed/overdistributed net investment income ..................             (1,037)              31,022
   Undistributed net realized gain (loss) on investments ................            141,992                    0
   Net unrealized depreciation of investments ...........................                  0                    0
                                                                              --------------      ---------------
TOTAL NET ASSETS ........................................................     $3,036,190,112      $28,461,204,484
                                                                              ==============      ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A .................................................     $2,214,156,667      $   913,121,269
   Shares outstanding - Class A .........................................      2,213,937,144          913,103,874
   Net asset value per share - Class A ..................................     $         1.00      $          1.00
   Net assets - Class B .................................................                 NA                   NA
   Shares outstanding - Class B .........................................                 NA                   NA
   Net asset value and offering price per share - Class B ...............                 NA                   NA
   Net assets - Administrator Class .....................................                 NA      $   939,416,389
   Shares outstanding - Administrator Class .............................                 NA          939,403,981
   Net asset value and offering price per share - Administrator Class ...                 NA      $          1.00
   Net assets - Institutional Class .....................................     $  327,810,643      $21,092,041,765
   Shares outstanding - Institutional Class .............................        327,816,303       21,092,130,463
   Net asset value and offering price per share - Institutional Class ...     $         1.00      $          1.00
   Net assets - Investor Class ..........................................                 NA                   NA
   Shares outstanding - Investor Class ..................................                 NA                   NA
   Net asset value and offering price per share - Investor Class ........                 NA                   NA
   Net assets - Service Class ...........................................     $  494,222,802      $ 5,516,625,061
   Shares outstanding - Service Class ...................................        494,243,166        5,516,574,620
                                                                              $         1.00      $          1.00
                                                                              --------------      ---------------
Investments at cost .....................................................     $3,039,151,329      $28,803,697,601
                                                                              --------------      ---------------

(1.) Each Fund has an unlimited number of authorized shares.

   The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 79


       Statements of Assets and Liabilities--August 31, 2009 (Unaudited)

   Minnesota                         Municipal    National Tax-Free    Treasury Plus     100% Treasury
 Money Market     Money Market     Money Market      Money Market       Money Market      Money Market
     Fund             Fund             Fund              Fund               Fund              Fund
-------------   ---------------   -------------   -----------------   ---------------   --------------


 $122,815,374    $7,306,208,382    $413,664,642    $5,459,270,445     $1,428,449,594    $6,619,079,649
            0       646,526,567               0                 0      7,105,300,000                 0
 ------------    --------------    ------------    --------------     --------------    --------------
  122,815,374     7,952,734,949     413,664,642     5,459,270,445      8,533,749,594     6,619,079,649
 ------------    --------------    ------------    --------------     --------------    --------------
       51,945            50,000       6,054,214           178,557             97,490            50,539
            0            96,908               0               625              5,111           350,235
            0         4,998,978               0        20,000,219                  0                 0
       82,823         2,571,722         491,315         3,436,722          2,779,462           704,948
            0                 0               0                 0                  0           260,330
            0                 0               0                 0                  0                 0
        3,680           363,226           7,544           119,508                  0               164
 ------------    --------------    ------------    --------------     --------------    --------------
  122,953,822     7,960,815,783     420,217,715     5,483,006,076      8,536,631,657     6,620,445,865
 ------------    --------------    ------------    --------------     --------------    --------------

            0        58,059,981               0        18,362,127         24,968,403       324,808,837
           63             2,981             253           259,269             43,338            28,930
        4,552           949,371          84,279           789,282            545,275                 0
       35,056         2,062,145          75,104           574,921            578,585         1,165,629
 ------------    --------------    ------------    --------------     --------------    --------------
       39,671        61,074,478         159,636        19,985,599         26,135,601       326,003,396
 ------------    --------------    ------------    --------------     --------------    --------------
 $122,914,151    $7,899,741,305    $420,058,079    $5,463,020,477     $8,510,496,056    $6,294,442,469
 ============    ==============    ============    ==============     ==============    ==============

 $122,854,574    $7,936,227,430    $420,058,207    $5,462,666,999     $8,510,584,679    $6,292,654,770
           (1)               (4)              3                (4)            (7,929)          203,583
       59,578          (896,312)           (131)          353,482            (80,694)        1,584,116
            0       (35,589,809)              0                 0                  0                 0
 ------------    --------------    ------------    --------------     --------------    --------------
 $122,914,151    $7,899,741,305    $420,058,079    $5,463,020,477     $8,510,496,056    $6,294,442,469
 ============    ==============    ============    ==============     ==============    ==============

 $122,914,151    $6,267,985,082              NA    $1,105,340,730     $2,038,047,018    $  251,224,605
  122,854,347     6,296,402,115              NA     1,105,252,468      2,038,135,687       251,110,548
 $       1.00    $         1.00              NA    $         1.00     $         1.00    $         1.00
           NA    $  798,052,876              NA                NA                 NA                NA
           NA       801,671,532              NA                NA                 NA                NA
           NA    $         1.00              NA                NA                 NA                NA
           NA                NA              NA    $  548,074,840     $  110,914,110                NA
           NA                NA              NA       547,999,558        110,914,582                NA
           NA                NA              NA    $         1.00     $         1.00                NA
           NA                NA    $129,502,278    $2,466,915,357     $5,615,058,706                NA
           NA                NA     129,502,309     2,466,792,001      5,615,246,631                NA
           NA                NA    $       1.00    $         1.00     $         1.00                NA
           NA    $  833,703,347    $290,555,801                NA                 NA                NA
           NA       837,473,937     290,555,792                NA                 NA                NA
           NA    $         1.00    $       1.00                NA                 NA                NA
           NA                NA              NA    $1,342,689,550     $  746,476,222    $6,043,217,864
           NA                NA              NA     1,342,421,045        746,503,874     6,041,535,529
           NA                NA              NA    $         1.00     $         1.00    $         1.00
 ------------    --------------    ------------    --------------     --------------    --------------
 $122,815,374    $7,988,324,758    $413,664,642    $5,459,270,445     $8,533,749,594    $6,619,079,649
 ------------    --------------    ------------    --------------     --------------    --------------

                   80 Wells Fargo Advantage Money Market Funds


  Statements of Operations--For the Six Months Ended August 31, 2009 (Unaudited)

                                                             California Tax-Free    Government
                                                                 Money Market      Money Market
                                                                     Fund              Fund
                                                             -------------------   ------------
INVESTMENT INCOME
   Interest ..............................................       $10,541,601       $ 79,402,654
                                                                 -----------       ------------
EXPENSES
   Advisory fees .........................................         5,108,142         20,760,447
   Administration fees
      Fund Level .........................................           905,963          6,980,189
      Class A ............................................         2,871,611          1,099,706
      Class B ............................................                NA                 NA
      Administrator Class ................................                NA            683,320
      Institutional Class ................................           165,746         13,375,208
      Investor Class .....................................                NA                 NA
      Service Class ......................................           359,359          3,429,901
   Custody fees ..........................................           362,385          4,152,090
   Shareholder servicing fees (Note 3) ...................         3,996,535          9,050,810
   Accounting fees .......................................           105,160            998,985
   Distribution fees (Note 3)
      Class B ............................................                NA                 NA
   Professional fees .....................................            17,322             13,767
   Registration fees .....................................            74,230            672,026
   Shareholder reports ...................................            96,250            632,260
   Trustees' fees ........................................             5,289              5,289
   Temporary government guarantee program (Note 4) .......           978,109          6,410,871
   Other fees and expenses ...............................            46,657            338,067
                                                                 -----------       ------------
Total expenses ...........................................        15,092,758         68,602,936
                                                                 -----------       ------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........        (5,778,454)       (15,431,796)
   Expense reductions ....................................               (44)            (1,159)
   Net expenses ..........................................         9,314,260         53,169,981
                                                                 -----------       ------------
Net investment income ....................................         1,227,341         26,232,673
                                                                 -----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN AND LOSS FROM INVESTMENTS ..............           (26,063)                 0
                                                                 -----------       ------------
NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS .....                 0                  0
                                                                 -----------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...           (26,063)                 0
                                                                 -----------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....       $ 1,201,278       $ 26,232,673
                                                                 ===========       ============

   The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 81


 Statements of Operations--For the Six Months Ended August 31, 2009 (Unaudited)

  Minnesota                     Municipal    National Tax-Free   Treasury Plus   100% Treasury
Money Market   Money Market   Money Market      Money Market      Money Market    Money Market
    Fund           Fund           Fund              Fund              Fund            Fund
------------   ------------   ------------   -----------------   -------------   -------------

 $ 494,938     $ 38,287,947    $1,677,836        20,217,287       $ 9,799,662    $  8,027,841
 ---------     ------------    ----------       -----------       -----------    ------------

   208,162       12,086,969       595,833         3,035,178         4,200,639       8,884,201

    34,694        2,059,093        99,306         1,464,756         1,930,940       1,551,828
   152,652        7,988,517            NA         1,408,952         2,367,158         292,756
        NA        1,013,814            NA                NA                NA              NA
        NA               NA            NA           271,427            64,959              NA
        NA               NA        31,638         1,052,918         2,115,696              NA
        NA        1,193,392       429,471                NA                NA              NA
        NA               NA            NA           968,605           498,096       3,743,745
    13,877          906,793        39,722           607,035           840,128         650,572
   173,469       11,311,646       397,158         3,874,785         3,777,939       8,075,663
    14,143          259,497        20,721           165,075           212,095         173,104

        NA        3,456,184            NA                NA                NA              NA
    16,417           19,978        16,484            17,776            13,039          18,487
     2,539          207,389         8,594            88,145           107,552         111,412
     6,391          514,303         2,784           111,439           116,503          94,540
     5,289            5,289         5,289             5,289             5,289           5,289
    38,151        3,709,813        78,219         1,238,966           491,717         473,514
     3,001          124,564         2,644            66,521            90,765          93,088
 ---------     ------------    ----------       -----------       -----------    ------------
   668,785       44,857,241     1,727,863        14,376,867        16,832,515      24,168,199
 ---------     ------------    ----------       -----------       -----------    ------------

  (206,654)     (10,403,323)     (555,489)       (2,587,298)       (8,108,868)    (16,465,669)
         0               61           (55)               23            (2,849)              0
   462,131       34,453,979     1,172,319        11,789,592         8,720,798       7,702,530
 ---------     ------------    ----------       -----------       -----------    ------------
    32,807        3,833,968       505,517         8,427,695         1,078,864         325,311
 ---------     ------------    ----------       -----------       -----------    ------------

    14,019          198,231             0           272,970                 0         237,558
 ---------     ------------    ----------       -----------       -----------    ------------
         0         (726,330)            0                 0                 0               0
 ---------     ------------    ----------       -----------       -----------    ------------
    14,019         (528,099)            0           272,970                 0         237,558
 ---------     ------------    ----------       -----------       -----------    ------------
 $  46,826     $  3,305,869    $  505,517       $ 8,700,665       $ 1,078,864    $    562,869
 =========     ============    ==========       ===========       ===========    ============

                   82 Wells Fargo Advantage Money Market Funds


                      Statements of Changes in Net Assets

                                                                                               CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                                               -------------------------------------
                                                                                                     For the
                                                                                                Six Months Ended        For the
                                                                                                 August 31, 2009       Year Ended
                                                                                                   (Unaudited)     February 28, 2009
                                                                                               -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................    $ 4,371,522,330     $ 4,808,408,788
OPERATIONS
   Net investment income ...................................................................          1,227,341          63,179,147
   Net realized gain (loss) on investments .................................................            (26,063)            666,351
   Net change in unrealized depreciation of investments ....................................                  0                   0
                                                                                                ---------------     ---------------
Net increase in net assets resulting from operations .......................................          1,201,278          63,845,498
                                                                                                ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................           (223,091)        (45,403,227)
      Class B ..............................................................................                 NA                  NA
      Administrator Class ..................................................................                 NA                  NA
      Institutional Class ..................................................................           (665,693)         (4,676,760)
      Investor Class .......................................................................                 NA                  NA
      Service Class ........................................................................           (338,557)        (13,097,748)
   Net realized gain on sales of investments
      Class A ..............................................................................                  0            (521,362)
      Class B ..............................................................................                 NA                  NA
      Administrator Class ..................................................................                 NA                  NA
      Institutional Class ..................................................................                 NA             (45,226)
      Investor Class .......................................................................                 NA                  NA
      Service Class ........................................................................                  0            (130,023)
                                                                                                ---------------     ---------------
Total distributions to shareholders ........................................................         (1,227,341)        (63,874,346)
                                                                                                ---------------     ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................      1,389,747,463       4,548,812,448
   Reinvestment of distributions - Class A .................................................            216,180          43,357,812
   Cost of shares redeemed - Class A .......................................................     (2,467,710,314)     (5,137,690,921)
                                                                                                ---------------     ---------------
   Net decrease in net assets resulting from capital share transactions - Class A ..........     (1,077,746,671)       (545,520,661)
                                                                                                ---------------     ---------------
   Proceeds from shares sold - Class B .....................................................                 NA                  NA
   Reinvestment of distributions - Class B .................................................                 NA                  NA
   Cost of shares redeemed - Class B .......................................................                 NA                  NA
                                                                                                ---------------     ---------------
   Net decrease in net assets resulting from capital share transactions - Class B ..........                 NA                  NA
                                                                                                ---------------     ---------------
   Proceeds from shares sold - Administrator Class .........................................                 NA                  NA
   Reinvestment of distributions - Administrator Class .....................................                 NA                  NA
   Cost of shares redeemed - Administrator Class ...........................................                 NA                  NA
                                                                                                ---------------     ---------------
   Net decrease in net assets resulting from capital share transactions -
      Administrator Class ..................................................................                 NA                  NA
                                                                                                ---------------     ---------------
   Proceeds from shares sold - Institutional Class .........................................        900,910,980       2,067,029,869
   Reinvestment of distributions - Institutional Class .....................................            401,397           3,288,168
   Cost of shares redeemed - Institutional Class ...........................................       (944,070,372)     (1,699,743,739)
                                                                                                ---------------     ---------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class ..................................................................        (42,757,995)        370,574,298
                                                                                                ---------------     ---------------
   Proceeds from shares sold - Investor Class ..............................................                 NA                  NA
   Reinvestment of distributions - Investor Class ..........................................                 NA                  NA
   Cost of shares redeemed - Investor Class ................................................                 NA                  NA
                                                                                                ---------------     ---------------
   Net decrease in net assets resulting from capital share transactions - Investor Class ...                 NA                  NA
                                                                                                ---------------     ---------------
   Proceeds from shares sold - Service Class ...............................................        431,624,173       1,881,382,541
   Reinvestment of distributions - Service Class ...........................................             98,365           4,343,250
   Cost of shares redeemed - Service Class .................................................       (646,524,027)     (2,147,637,038)
                                                                                                ---------------     ---------------
   Net decrease in net assets resulting from capital share transactions - Service Class ....       (214,801,489)       (261,911,247)
                                                                                                ---------------     ---------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ....     (1,335,306,155)       (436,857,610)
                                                                                                ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................     (1,335,332,218)       (436,886,458)
                                                                                                ===============     ===============
ENDING NET ASSETS ..........................................................................    $ 3,036,190,112     $ 4,371,522,330
                                                                                                ===============     ===============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 83


                      Statements of Changes in Net Assets

     GOVERNMENT MONEY MARKET FUND            MINNESOTA MONEY MARKET FUND                 MONEY MARKET FUND
-------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                 For the
 Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
 August 31, 2009       Year Ended        August 31, 2009      Year Ended        August 31, 2009       Year Ended
   (Unaudited)      February 28, 2009      (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009
-----------------   -----------------   ----------------   -----------------   ----------------   -----------------

$  51,618,895,393   $  33,481,429,832    $ 179,690,076       $ 182,600,793     $11,055,158,688     $14,024,326,939

       26,232,673         535,855,183           32,807           2,461,411           3,833,968         211,125,254
                0                   0           14,019              59,211             198,231          (1,094,544)
                0                   0                0                   0            (726,330)        (25,758,290)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
       26,232,673         535,855,183           46,826           2,520,622           3,305,869         184,272,420
-----------------   -----------------    -------------       -------------     ---------------     ---------------


          (49,858)        (18,051,861)         (32,808)         (2,461,411)         (3,126,454)       (180,061,437)
               NA                  NA               NA                  NA             (46,069)        (14,396,055)
         (271,973)        (22,654,121)              NA                  NA                  NA                  NA
      (25,620,962)       (412,700,215)              NA                  NA                  NA                  NA
               NA                  NA               NA                  NA            (661,448)        (16,667,762)
         (289,879)        (82,448,985)              NA                  NA                  NA                  NA

                0                   0                0                   0                   0            (268,106)
               NA                  NA               NA                  NA                   0             (37,205)
                0                   0               NA                  NA                  NA                  NA
                0                   0               NA                  NA                  NA                  NA
               NA                  NA               NA                  NA                   0             (26,372)
                0                   0               NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------
      (26,232,672)       (535,855,182)         (32,808)         (2,461,411)         (3,833,971)       (211,456,937)
-----------------   -----------------    -------------       -------------     ---------------     ---------------

      148,360,181         497,947,772      126,575,173         513,786,048       1,696,950,553       5,746,864,409
           49,161          17,969,720           30,644           2,351,593           3,143,804         179,764,099
     (337,191,881)     (1,335,660,176)    (183,395,760)       (519,107,569)     (4,333,686,070)     (8,662,476,403)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
     (188,782,539)       (819,742,684)     (56,789,943)         (2,969,928)     (2,633,591,713)     (2,735,847,895)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
               NA                  NA               NA                  NA         486,406,641       1,410,480,981
               NA                  NA               NA                  NA              46,389          14,595,735
               NA                  NA               NA                  NA        (923,538,555)     (1,625,498,081)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
               NA                  NA               NA                  NA        (437,085,525)       (200,421,365)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
    1,860,177,728       6,463,393,720               NA                  NA                  NA                  NA
          149,319          12,735,719               NA                  NA                  NA                  NA
   (2,701,204,831)     (6,640,270,464)              NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------
     (840,877,784)       (164,141,025)              NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------
   82,491,774,163     194,237,357,815               NA                  NA                  NA                  NA
       12,941,176         216,904,092               NA                  NA                  NA                  NA
 (103,806,594,426)   (175,325,662,671)              NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------

  (21,301,879,087)     19,128,599,236               NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------
               NA                  NA               NA                  NA         218,906,583         730,678,302
               NA                  NA               NA                  NA             653,785          16,390,150
               NA                  NA               NA                  NA        (303,772,411)       (752,782,926)
-----------------   -----------------    -------------       -------------     ---------------     ---------------

               NA                  NA               NA                  NA         (84,212,043)         (5,714,474)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
   16,316,341,212      38,386,241,975               NA                  NA                  NA                  NA
           36,356          12,105,979               NA                  NA                  NA                  NA
  (17,142,529,068)    (38,405,597,921)              NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------
     (826,151,500)         (7,249,967)              NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------
  (23,157,690,910)     18,137,465,560      (56,789,943)         (2,969,928)     (3,154,889,281)     (2,941,983,734)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
  (23,157,690,909)     18,137,465,561      (56,775,925)         (2,910,717)     (3,155,417,383)     (2,969,168,251)
=================   =================    =============       =============     ===============     ===============
$  28,461,204,484   $  51,618,895,393    $ 122,914,151       $ 179,690,076     $ 7,899,741,305     $11,055,158,688
=================   =================    =============       =============     ===============     ===============

                   84 Wells Fargo Advantage Money Market Funds


                      Statements of Changes in Net Assets

                                                                                CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                                -------------------------------------
                                                                                     For the
                                                                                 Six Months Ended        For the
                                                                                  August 31, 2009       Year Ended
                                                                                   (Unaudited)      February 28, 2009
                                                                                 ----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................      1,389,747,463       4,548,812,448
   Shares issued in reinvestment of distributions - Class A .................            216,180          43,357,812
   Shares redeemed - Class A ................................................     (2,467,710,314)     (5,137,690,921)
                                                                                 ---------------     ---------------
   Net decrease in shares outstanding - Class A .............................     (1,077,746,671)       (545,520,661)
                                                                                 ---------------     ---------------
   Shares sold - Class B ....................................................                 NA                  NA
   Shares issued in reinvestment of distributions - Class B .................                 NA                  NA
   Shares redeemed - Class B ................................................                 NA                  NA
                                                                                 ---------------     ---------------
   Net decrease in shares outstanding - Class B .............................                 NA                  NA
                                                                                 ---------------     ---------------
   Shares sold - Administrator Class ........................................                 NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class .....                 NA                  NA
   Shares redeemed - Administrator Class ....................................                 NA                  NA
                                                                                 ---------------     ---------------
   Net decrease in shares outstanding - Administrator Class .................                 NA                  NA
                                                                                 ---------------     ---------------
   Shares sold - Institutional Class ........................................        900,910,980       2,067,029,869
   Shares issued in reinvestment of distributions - Institutional Class .....            401,397           3,288,168
   Shares redeemed - Institutional Class ....................................       (944,070,372)     (1,699,743,739)
                                                                                 ---------------     ---------------
   Net increase (decrease) in shares outstanding - Institutional Class ......        (42,757,995)        370,574,298
                                                                                 ---------------     ---------------
   Shares sold - Investor Class .............................................                 NA                  NA
   Shares issued in reinvestment of distributions - Investor Class ..........                 NA                  NA
   Shares redeemed - Investor Class .........................................                 NA                  NA
                                                                                 ---------------     ---------------
   Net decrease in shares outstanding - Investor Class ......................                 NA                  NA
                                                                                 ---------------     ---------------
   Shares sold - Service Class ..............................................        431,624,173       1,881,382,541
   Shares issued in reinvestment of distributions - Service Class ...........             98,365           4,343,250
   Shares redeemed - Service Class ..........................................       (646,524,027)     (2,147,637,038)
                                                                                 ---------------     ---------------
   Net decrease in shares outstanding - Service Class .......................       (214,801,489)       (261,911,247)
                                                                                 ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .............................................................     (1,335,306,155)       (436,857,610)
                                                                                 ===============     ===============
Ending balance of undistributed/overdistributed net investment income .......    $        (1,037)    $        (1,037)
                                                                                 ---------------     ---------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 85


                      Statements of Changes in Net Assets

     GOVERNMENT MONEY MARKET FUND            MINNESOTA MONEY MARKET FUND                 MONEY MARKET FUND
-------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
 Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
 August 31, 2009        Year Ended       August 31, 2009       Year Ended       August 31, 2009       Year Ended
   (Unaudited)      February 28, 2009      (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009
-----------------   -----------------   ----------------   -----------------   ----------------   -----------------

      148,360,181         497,947,772      126,575,173         513,786,047       1,696,950,553       5,746,863,613
           49,161          17,969,720           30,644           2,351,593           3,143,804         179,764,099
     (337,191,881)     (1,335,660,176)    (183,395,760)       (519,107,569)     (4,333,686,070)     (8,662,476,403)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
     (188,782,539)       (819,742,684)     (56,789,943)         (2,969,929)     (2,633,591,713)     (2,735,848,691)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
               NA                  NA               NA                  NA         486,406,641       1,410,480,980
               NA                  NA               NA                  NA              46,389          14,595,735
               NA                  NA               NA                  NA        (923,538,555)     (1,625,498,080)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
               NA                  NA               NA                  NA        (437,085,525)       (200,421,365)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
    1,860,177,728       6,463,393,720               NA                  NA                  NA                  NA
          149,319          12,735,719               NA                  NA                  NA                  NA
   (2,701,204,831)     (6,640,270,464)              NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------
     (840,877,784)       (164,141,025)              NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------
   82,491,774,163     194,237,357,816               NA                  NA                  NA                  NA
       12,941,176         216,904,092               NA                  NA                  NA                  NA
 (103,806,594,426)   (175,325,662,671)              NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------
  (21,301,879,087)     19,128,599,237               NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------
               NA                  NA               NA                  NA         218,906,583         730,678,181
               NA                  NA               NA                  NA             653,785          16,390,150
               NA                  NA               NA                  NA        (303,772,411)       (752,782,936)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
               NA                  NA               NA                  NA         (84,212,043)         (5,714,605)
-----------------   -----------------    -------------       -------------     ---------------     ---------------
   16,316,341,212      38,386,241,975               NA                  NA                  NA                  NA
           36,356          12,105,979               NA                  NA                  NA                  NA
  (17,142,529,068)    (38,405,597,921)              NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------
     (826,151,500)         (7,249,967)              NA                  NA                  NA                  NA
-----------------   -----------------    -------------       -------------     ---------------     ---------------

  (23,157,690,910)     18,137,465,561      (56,789,943)         (2,969,929)     (3,154,889,281)     (2,941,984,661)
=================   =================    =============       =============     ===============     ===============
$          31,022   $          31,021    $          (1)      $           0     $            (4)    $            (1)
-----------------   -----------------    -------------       -------------     ---------------     ---------------

                   86 Wells Fargo Advantage Money Market Funds


                       Statements of Changes in Net Assets

                                                                                                   MUNICIPAL MONEY MARKET FUND
                                                                                              ------------------------------------
                                                                                                   For the
                                                                                              Six Months Ended        For the
                                                                                               August 31, 2009       Year Ended
                                                                                                 (Unaudited)     February 28, 2009
                                                                                              ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................    $ 390,783,207      $ 388,515,904
OPERATIONS
   Net investment income ..................................................................          505,517          6,267,957
   Net realized gain on investments .......................................................                0                413
                                                                                               -------------      -------------
Net increase in net assets resulting from operations ......................................          505,517          6,268,370
                                                                                               -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A .............................................................................               NA                 NA
      Administrator Class .................................................................               NA                 NA
      Institutional Class .................................................................         (224,670)          (489,012)
      Investor Class ......................................................................         (280,847)        (5,778,945)
      Service Class .......................................................................               NA                 NA
   Net realized gain on sales of investments
      Class A .............................................................................               NA                 NA
      Administrator Class .................................................................               NA                 NA
      Institutional Class .................................................................                0                  0
      Investor Class ......................................................................                0                  0
      Service Class .......................................................................               NA                 NA
                                                                                               -------------      -------------
Total distributions to shareholders .......................................................         (505,517)        (6,267,957)
                                                                                               -------------      -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................               NA                 NA
   Reinvestment of distributions - Class A ................................................               NA                 NA
   Cost of shares redeemed - Class A ......................................................               NA                 NA
                                                                                               -------------      -------------
Net increase (decrease) in net assets resulting from capital share transactions -
      Class A .............................................................................               NA                 NA
                                                                                               -------------      -------------
   Proceeds from shares sold - Administrator Class ........................................               NA                 NA
   Reinvestment of distributions - Administrator Class ....................................               NA                 NA
   Cost of shares redeemed - Administrator Class ..........................................               NA                 NA
                                                                                               -------------      -------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class .................................................................               NA                 NA
                                                                                               -------------      -------------
   Proceeds from shares sold - Institutional Class ........................................      210,632,930        152,067,708
   Reinvestment of distributions - Institutional Class ....................................          223,674            466,151
   Cost of shares redeemed - Institutional Class ..........................................     (131,025,048)      (102,863,106)
                                                                                               -------------      -------------
   Net increase in net assets resulting from capital share transactions -
      Institutional Class .................................................................       79,831,556         49,670,753
                                                                                               -------------      -------------
   Proceeds from shares sold - Investor Class .............................................       54,631,466        279,131,426
   Reinvestment of distributions - Investor Class .........................................          275,695          5,623,380
   Cost of shares redeemed - Investor Class ...............................................     (105,463,845)      (332,158,669)
                                                                                               -------------      -------------
   Net decrease in net assets resulting from capital share transactions - Investor Class ..      (50,556,684)       (47,403,863)
                                                                                               -------------      -------------
   Proceeds from shares sold - Service Class ..............................................               NA                 NA
   Reinvestment of distributions - Service Class ..........................................               NA                 NA
   Cost of shares redeemed - Service Class ................................................               NA                 NA
                                                                                               -------------      -------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Service Class .......................................................................               NA                 NA
                                                                                               -------------      -------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ...       29,274,872          2,266,890
                                                                                               -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       29,274,872          2,267,303
                                                                                               =============      =============
ENDING NET ASSETS .........................................................................    $ 420,058,079      $ 390,783,207
                                                                                               =============      =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 87


                       Statements of Changes in Net Assets

 NATIONAL TAX-FREE MONEY MARKET FUND      TREASURY PLUS MONEY MARKET FUND        100% TREASURY MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
    For the                                 For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
 August 31, 2009       Year Ended       August 31, 2009       Year Ended       August 31, 2009       Year Ended
   (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

$ 6,341,982,747     $ 5,158,034,269    $  8,569,692,575   $  6,774,952,740    $ 7,947,801,874    $  6,337,429,815

      8,427,695          95,033,256           1,078,864         66,685,987            325,311          55,720,253
        272,970             723,479                   0                  0            237,558           2,323,870
---------------     ---------------    ----------------   ----------------    ---------------    ----------------
      8,700,665          95,756,735           1,078,864         66,685,987            562,869          58,044,123
---------------     ---------------    ----------------   ----------------    ---------------    ----------------


       (506,896)        (20,489,704)           (108,143)       (19,300,283)           (13,293)         (2,207,216)
       (856,074)         (8,905,643)             (6,526)          (614,370)                NA                  NA
     (5,526,441)        (39,431,748)           (950,742)       (35,734,600)                NA                  NA
             NA                  NA                  NA                 NA                 NA                  NA
     (1,538,286)        (26,206,163)            (41,596)       (11,036,735)          (312,019)        (53,513,039)

              0            (293,961)                  0                  0                  0             (35,390)
             NA             (96,168)                 NA                 NA                 NA                  NA
              0            (359,482)                  0                  0                 NA                  NA
             NA                  NA                  NA                 NA                 NA                  NA
              0            (330,682)                  0                  0                  0            (976,855)
---------------     ---------------    ----------------   ----------------    ---------------    ----------------
     (8,427,697)        (96,113,551)         (1,107,007)       (66,685,988)          (325,312)        (56,732,500)
---------------     ---------------    ----------------   ----------------    ---------------    ----------------

    547,515,758       2,123,658,304       4,181,390,440     16,042,997,923        123,749,026         792,379,687
        510,918          20,254,527              35,675          5,484,813             13,056           2,185,272
 (1,011,104,131)     (2,137,935,035)     (4,625,519,094)   (16,202,411,965)      (178,997,932)       (786,394,353)
---------------     ---------------    ----------------   ----------------    ---------------    ----------------

   (463,077,455)          5,977,796        (444,092,979)      (153,929,229)       (55,235,850)          8,170,606
---------------     ---------------    ----------------   ----------------    ---------------    ----------------
    306,911,216         634,488,238         251,784,336        621,596,071                 NA                  NA
        830,320           8,739,557               6,492            613,450                 NA                  NA
   (277,209,771)       (643,344,000)       (273,299,537)      (489,786,230)                NA                  NA
---------------     ---------------    ----------------   ----------------    ---------------    ----------------

     30,531,765            (116,205)        (21,508,709)       132,423,291                 NA                  NA
---------------     ---------------    ----------------   ----------------    ---------------    ----------------
  4,455,193,456      10,580,163,832      21,702,878,115     44,427,682,682                 NA                  NA
      3,201,700          19,983,612             412,696         14,105,020                 NA                  NA
 (4,372,684,364)     (9,622,792,083)    (21,180,650,411)   (42,300,759,328)                NA                  NA
---------------     ---------------    ----------------   ----------------    ---------------    ----------------

     85,710,792         977,355,361         522,640,400      2,141,028,374                 NA                  NA
---------------     ---------------    ----------------   ----------------    ---------------    ----------------
             NA                  NA                  NA                 NA                 NA                  NA
             NA                  NA                  NA                 NA                 NA                  NA
             NA                  NA                  NA                 NA                 NA                  NA
---------------     ---------------    ----------------   ----------------    ---------------    ----------------
             NA                  NA                  NA                 NA                 NA                  NA
---------------     ---------------    ----------------   ----------------    ---------------    ----------------
    891,447,048       2,883,412,321       3,605,598,682     13,764,905,639      4,322,113,588      36,467,177,144
        227,352           4,852,802               4,384            948,304            124,250           9,944,383
 (1,424,074,740)     (2,687,176,781)     (3,721,810,154)   (14,090,636,543)    (5,920,598,950)    (34,876,231,697)
---------------     ---------------    ----------------   ----------------    ---------------    ----------------

   (532,400,340)        201,088,342        (116,207,088)      (324,782,600)    (1,598,361,112)      1,600,889,830
---------------     ---------------    ----------------   ----------------    ---------------    ----------------
   (879,235,238)      1,184,305,294         (59,168,376)     1,794,739,836     (1,653,596,962)      1,609,060,436
---------------     ---------------    ----------------   ----------------    ---------------    ----------------
   (878,962,270)      1,183,948,478         (59,196,519)     1,794,739,835     (1,653,359,405)      1,610,372,059
===============     ===============    ================   ================    ===============    ================
$ 5,463,020,477     $ 6,341,982,747    $  8,510,496,056   $  8,569,692,575    $ 6,294,442,469    $  7,947,801,874
===============     ===============    ================   ================    ===============    ================

                   88 Wells Fargo Advantage Money Market Funds


                       Statements of Changes in Net Assets

                                                                                   MUNICIPAL MONEY MARKET FUND
                                                                              ------------------------------------
                                                                                   For the
                                                                              Six Months Ended        For the
                                                                               August 31, 2009       Year Ended
                                                                                 (Unaudited)     February 28, 2009
                                                                              ----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................               NA                  NA
   Shares issued in reinvestment of distributions - Class A ...............               NA                  NA
   Shares redeemed - Class A ..............................................               NA                  NA
                                                                               -------------       -------------
   Net increase (decrease) in shares outstanding - Class A ................               NA                  NA
                                                                               -------------       -------------
   Shares sold - Administrator Class ......................................               NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ...               NA                  NA
   Shares redeemed - Administrator Class ..................................               NA                  NA
                                                                               -------------       -------------
   Net increase (decrease) in shares outstanding - Administrator Class ....               NA                  NA
                                                                               -------------       -------------
   Shares sold - Institutional Class ......................................      210,632,930         152,067,708
   Shares issued in reinvestment of distributions - Institutional Class ...          223,674             466,151
   Shares redeemed - Institutional Class ..................................     (131,025,048)       (102,863,106)
                                                                               -------------       -------------
   Net increase in shares outstanding - Institutional Class ...............       79,831,556          49,670,753
                                                                               -------------       -------------
   Shares sold - Investor Class ...........................................       54,631,466         279,131,426
   Shares issued in reinvestment of distributions - Investor Class ........          275,695           5,623,380
   Shares redeemed - Investor Class .......................................     (105,463,845)       (332,158,669)
                                                                               -------------       -------------
   Net decrease in shares outstanding - Investor Class ....................      (50,556,684)        (47,403,863)
                                                                               -------------       -------------
   Shares sold - Service Class ............................................               NA                  NA
   Shares issued in reinvestment of distributions - Service Class .........               NA                  NA
   Shares redeemed - Service Class ........................................               NA                  NA
                                                                               -------------       -------------
   Net increase (decrease) in shares outstanding - Service Class ..........               NA                  NA
                                                                               -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .....................................................       29,274,872           2,266,890
                                                                               =============       =============
Ending balance of undistributed/overdistributed net investment income .....    $           3       $           3
                                                                               -------------       -------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 89


                       Statements of Changes in Net Assets

 NATIONAL TAX-FREE MONEY MARKET FUND      TREASURY PLUS MONEY MARKET FUND        100% TREASURY MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
 August 31, 2009      Year Ended        August 31, 2009       Year Ended       August 31, 2009       Year Ended
   (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

    547,515,758       2,123,658,304       4,181,390,440     16,042,997,923        123,749,026         792,379,688
        510,918          20,254,527              35,675          5,484,813             13,056           2,185,272
 (1,011,104,131)     (2,137,935,035)     (4,625,519,094)   (16,202,411,965)      (178,997,932)       (786,394,353)
---------------     ---------------    ----------------   ----------------    ---------------     ---------------
   (463,077,455)          5,977,796        (444,092,979)      (153,929,229)       (55,235,850)          8,170,607
---------------     ---------------    ----------------   ----------------    ---------------     ---------------
    306,911,216         634,488,238         251,784,336        621,596,071                 NA                  NA
        830,320           8,739,557               6,492            613,450                 NA                  NA
   (277,209,771)       (643,344,000)       (273,299,537)      (489,786,230)                NA                  NA
---------------     ---------------    ----------------   ----------------    ---------------     ---------------
     30,531,765            (116,205)        (21,508,709)       132,423,291                 NA                  NA
---------------     ---------------    ----------------   ----------------    ---------------     ---------------
  4,455,193,456      10,580,142,601      21,702,878,115     44,427,682,682                 NA                  NA
      3,201,700          19,983,612             412,696         14,105,020                 NA                  NA
 (4,372,684,364)     (9,622,792,083)    (21,180,650,411)   (42,300,759,328)                NA                  NA
---------------     ---------------    ----------------   ----------------    ---------------     ---------------
     85,710,792         977,334,130         522,640,400      2,141,028,374                 NA                  NA
---------------     ---------------    ----------------   ----------------    ---------------     ---------------
             NA                  NA                  NA                 NA                 NA                  NA
             NA                  NA                  NA                 NA                 NA                  NA
             NA                  NA                  NA                 NA                 NA                  NA
---------------     ---------------    ----------------   ----------------    ---------------     ---------------
             NA                  NA                  NA                 NA                 NA                  NA
---------------     ---------------    ----------------   ----------------    ---------------     ---------------
    891,447,048       2,883,412,321       3,605,598,682     13,764,905,639      4,322,113,588      36,467,163,543
        227,352           4,852,802               4,384            948,304            124,250           9,944,383
 (1,424,074,740)     (2,687,176,781)     (3,721,810,154)   (14,090,636,543)    (5,920,598,950)    (34,876,231,697)
---------------     ---------------    ----------------   ----------------    ---------------     ---------------
   (532,400,340)        201,088,342        (116,207,088)      (324,782,600)    (1,598,361,112)      1,600,876,229
---------------     ---------------    ----------------   ----------------    ---------------     ---------------

   (879,235,238)      1,184,284,063         (59,168,376)     1,794,739,836     (1,653,596,962)      1,609,046,836
===============     ===============    ================   ================    ===============     ===============
$            (4)    $            (2)   $         (7,929)  $         20,214    $       203,583     $       203,584
---------------     ---------------    ----------------   ----------------    ---------------     ---------------

                   90 Wells Fargo Advantage Money Market Funds


                              Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net
                                                   Value Per     Investment      Gain (Loss)      Investment
                                                     Share     Income (Loss)   on Investments       Income
                                                   ---------   -------------   --------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
Class A
March 1, 2009 to August 31, 2009 (Unaudited) ...     $1.00          0.00            0.00            0.00(6)
March 1, 2008 to February 28, 2009 .............     $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 .............     $1.00          0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 .............     $1.00          0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006(4) ..........     $1.00          0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ................     $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ................     $1.00          0.00            0.00            0.00

GOVERNMENT MONEY MARKET FUND
Class A
March 1, 2009 to August 31, 2009 (Unaudited) ...     $1.00          0.00            0.00            0.00(6)
March 1, 2008 to February 28, 2009 .............     $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 .............     $1.00          0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 .............     $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(4) ..........     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ................     $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ................     $1.00          0.00            0.00            0.00

MINNESOTA MONEY MARKET FUND
Class A
March 1, 2009 to August 31, 2009 (Unaudited) ...     $1.00          0.00            0.00            0.00(6)
March 1, 2008 to February 28, 2009 .............     $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 .............     $1.00          0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 .............     $1.00          0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006(4) ..........     $1.00          0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ................     $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ................     $1.00          0.00            0.00            0.00

----------
(1.) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3.) Commencement of operations.

(4.) The Fund changed its fiscal year-end from March 31 to February 28.

(5.) The Fund changed its fiscal year-end from October 31 to February 28.

(6.) Amount is less than $0.005.

(7.) The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program (see Note 4):

                                                   Gross Expenses   Net Expenses
                                                   --------------   ------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
   Class A
   March 1, 2009 to August 31, 2009 ............        0.84%           0.51%
   March 1, 2008 to February 28, 2009 ..........        0.84%           0.65%

GOVERNMENT MONEY MARKET FUND
   Class A
   March 1, 2009 to August 31, 2009 ............        0.63%           0.33%
   March 1, 2008 to February 28, 2009 ..........        0.63%           0.63%

MINNESOTA MONEY MARKET FUND
   Class A
   March 1, 2009 to August 31, 2009 ............        0.91%           0.61%
   March 1, 2008 to February 28, 2009 ..........        0.88%           0.80%

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 91


                              Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------                Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)   (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------------


    0.00           $1.00          0.02%       0.89%(7)    (0.32)%   0.57%(7)     0.01%        $2,214,157
    0.00(6)        $1.00          1.19%       0.85%(7)    (0.19)%   0.66%(7)     1.22%        $3,291,922
    0.00           $1.00          2.79%       0.83%       (0.18)%   0.65%        2.85%        $3,837,463
    0.00           $1.00          2.81%       0.84%       (0.19)%   0.65%        2.85%        $3,064,445
    0.00           $1.00          2.01%       0.84%       (0.19)%   0.65%        1.85%        $2,552,430
    0.00           $1.00          0.78%       0.84%       (0.19)%   0.65%        0.79%        $2,423,170
    0.00           $1.00          0.36%       0.85%       (0.20)%   0.65%        0.36%        $2,262,957



    0.00           $1.00          0.01%       0.66%(7)    (0.29)%   0.37%(7)     0.01%        $  913,121
    0.00           $1.00          1.29%       0.64%(7)     0.00%    0.64%(7)     1.22%        $1,101,904
    0.00           $1.00          4.39%       0.64%        0.00%    0.64%        4.38%        $1,921,647
    0.00           $1.00          4.57%       0.64%        0.00%    0.64%        4.61%        $2,866,700
    0.00           $1.00          3.13%       0.65%        0.00%    0.65%        2.78%        $1,224,209
    0.00           $1.00          1.17%       0.65%        0.00%    0.65%        1.11%        $  566,832
    0.00           $1.00          0.46%       0.71%       (0.04)%   0.67%        0.47%        $  365,169



    0.00           $1.00          0.05%       0.96%(7)    (0.29)%   0.67%(7)     0.02%        $  122,914
    0.00           $1.00          1.22%       0.90%(7)    (0.08)%   0.82%(7)     1.24%        $  179,690
    0.00           $1.00          2.71%       0.88%       (0.08)%   0.80%        2.77%        $  182,601
    0.00           $1.00          2.73%       0.90%       (0.10)%   0.80%        2.78%        $  118,011
    0.00           $1.00          1.90%       0.88%       (0.08)%   0.80%        1.75%        $  138,917
    0.00           $1.00          0.66%       0.89%       (0.09)%   0.80%        0.68%        $  119,148
    0.00           $1.00          0.28%       0.90%       (0.10)%   0.80%        0.28%        $  117,237

                   92 Wells Fargo Advantage Money Market Funds


                              Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net
                                                   Value Per     Investment      Gain (Loss)      Investment
                                                     Share     Income (Loss)   on Investments       Income
                                                   ---------   -------------   --------------   -------------
MONEY MARKET FUND
Class A
March 1, 2009 to August 31, 2009 (Unaudited) ...     $1.00          0.00            0.00            0.00(6)
March 1, 2008 to February 28, 2009 .............     $1.00          0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 .............     $1.00          0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 .............     $1.00          0.04            0.00           (0.04)
April 1, 2005 to February 28, 2006(4) ..........     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ................     $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ................     $1.00          0.00            0.00            0.00

Class B
March 1, 2009 to August 31, 2009 (Unaudited) ...     $1.00          0.00            0.00            0.00(6)
March 1, 2008 to February 28, 2009 .............     $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 .............     $1.00          0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 .............     $1.00          0.04            0.00           (0.04)
April 1, 2005 to February 28, 2006(4) ..........     $1.00          0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ................     $1.00          0.00            0.00            0.00
April 1, 2003 to March 31, 2004 ................     $1.00          0.00            0.00            0.00

Investor Class
March 1, 2009 to August 31, 2009 (Unaudited) ...     $1.00          0.00            0.00            0.00(6)
March 1, 2008 to February 28, 2009 .............     $1.00          0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 .............     $1.00          0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 .............     $1.00          0.05            0.00           (0.05)
April 11, 2005(3) to February 28, 2006(4) ......     $1.00          0.03            0.00           (0.03)

MUNICIPAL MONEY MARKET FUND
Investor Class
March 1, 2009 to August 31, 2009 (Unaudited) ...     $1.00          0.00            0.00            0.00(6)
March 1, 2008 to February 28, 2009 .............     $1.00          0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 .............     $1.00          0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 .............     $1.00          0.03            0.00           (0.03)
November 1, 2005 to February 28,2006(5) ........     $1.00          0.01            0.00           (0.01)
November 1, 2004 to October 31, 2005 ...........     $1.00          0.02            0.00           (0.02)
November 1, 2003 to October 31, 2004 ...........     $1.00          0.01            0.00           (0.01)

NATIONAL TAX-FREE MONEY MARKET FUND
Class A
March 1, 2009 to August 31, 2009 (Unaudited) ...     $1.00          0.00            0.00            0.00(6)
March 1, 2008 to February 28, 2009 .............     $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 .............     $1.00          0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 .............     $1.00          0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006(4) ..........     $1.00          0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ................     $1.00          0.01            0.00           (0.01)
July 28, 2003(3) to March 31, 2004 .............     $1.00          0.00            0.00            0.00

----------
(7.) The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program (see Note 4):

                                                   Gross Expenses   Net Expenses
                                                   --------------   ------------
MONEY MARKET FUND
   Class A
   March 1, 2009 to August 31, 2009 ............        0.83%           0.68%
   March 1, 2008 to February 28, 2009 ..........        0.80%           0.76%
   Class B
   March 1, 2009 to August 31, 2009 ............        1.58%           0.75%
   March 1, 2008 to February 28, 2009 ..........        1.55%           1.46%
   Investor Class
   March 1, 2009 to August 31, 2009 ............        0.87%           0.60%
   March 1, 2008 to February 28, 2009 ..........        0.87%           0.65%

MUNICIPAL MONEY MARKET FUND
   Investor Class
   March 1, 2009 to August 31, 2009 ............        0.92%           0.64%
   March 1, 2008 to February 28, 2009 ..........        0.92%           0.64%

NATIONAL TAX-FREE MONEY MARKET FUND
   Class A
   March 1, 2009 to August 31, 2009 ............        0.65%           0.56%
   March 1, 2008 to February 28, 2009 ..........        0.65%           0.65%

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 93


                              Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------                Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)   (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------------


    0.00           $1.00          0.09%       0.91%(7)   (0.15)%    0.76%(7)     0.04%       $ 6,267,985
    0.00(6)        $1.00          1.75%       0.83%(7)   (0.04)%    0.79%(7)     1.74%       $ 8,894,795
    0.00           $1.00          4.37%       0.81%      (0.05)%    0.76%        4.48%       $11,659,129
    0.00           $1.00          4.46%       0.82%      (0.06)%    0.76%        4.54%       $ 8,430,922
    0.00           $1.00          2.96%       0.83%      (0.07)%    0.76%        2.69%       $ 6,580,685
    0.00           $1.00          1.02%       0.87%      (0.11)%    0.76%        1.03%       $ 5,268,694
    0.00           $1.00          0.41%       0.93%      (0.17)%    0.76%        0.41%       $ 5,694,911


    0.00           $1.00          0.01%       1.66%(7)   (0.82)%    0.84%(7)     0.01%       $   798,053
    0.00(6)        $1.00          1.04%       1.58%(7)   (0.09)%    1.49%(7)     1.03%       $ 1,238,714
    0.00           $1.00          3.66%       1.57%      (0.06)%    1.51%        3.71%       $ 1,438,346
    0.00           $1.00          3.70%       1.57%      (0.06)%    1.51%        3.76%       $ 1,431,103
    0.00           $1.00          2.16%       1.58%      (0.07)%    1.51%        1.99%       $ 1,264,470
    0.00           $1.00          0.41%       1.62%      (0.28)%    1.34%        0.44%       $ 1,293,680
    0.00           $1.00          0.12%       1.68%      (0.63)%    1.05%        0.12%       $ 1,591,061


    0.00           $1.00          0.15%       0.96%(7)   (0.28)%    0.68%(7)     0.07%       $   833,703
    0.00(6)        $1.00          1.82%       0.90%(7)   (0.22)%    0.68%(7)     1.85%       $   921,649
    0.00           $1.00          4.50%       0.94%      (0.29)%    0.65%        4.60%       $   926,851
    0.00           $1.00          4.56%       0.99%      (0.34)%    0.65%        4.65%       $   764,268
    0.00           $1.00          3.02%       1.00%      (0.35)%    0.65%        2.74%       $   700,278



    0.00           $1.00          0.18%       0.96%(7)   (0.28)%    0.68%(7)     0.09%       $   290,556
    0.00           $1.00          1.55%       0.94%(7)   (0.28)%    0.66%(7)     1.56%       $   341,112
    0.00           $1.00          2.99%       1.01%      (0.37)%    0.64%        3.01%       $   388,516
    0.00           $1.00          2.97%       1.04%      (0.40)%    0.64%        3.02%       $   439,112
    0.00           $1.00          2.45%       1.04%      (0.40)%    0.64%        0.81%       $   539,844
    0.00           $1.00          1.64%       0.86%      (0.20)%    0.66%        1.69%       $   597,924
    0.00           $1.00          0.81%       0.65%      (0.02)%    0.63%        0.83%       $   875,447



    0.00           $1.00          0.08%       0.69%(7)   (0.09)%    0.60%(7)     0.04%       $ 1,105,341
    0.00           $1.00          1.27%       0.67%(7)    0.00%     0.67%(7)     1.32%       $ 1,568,362
    0.00           $1.00          2.86%       0.65%       0.00%     0.65%        2.91%       $ 1,562,483
    0.00           $1.00          2.89%       0.65%       0.00%(6)  0.65%        2.92%       $ 1,164,801
    0.00           $1.00          2.07%       0.66%      (0.01)%    0.65%        1.89%       $ 1,001,084
    0.00           $1.00          0.80%       0.65%       0.00%     0.65%        0.82%       $   712,405
    0.00           $1.00          0.37%       0.65%       0.00%     0.65%        0.25%       $   621,663

                   94 Wells Fargo Advantage Money Market Funds


                              Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net
                                                   Value Per     Investment      Gain (Loss)      Investment
                                                     Share     Income (Loss)   on Investments       Income
                                                   ---------   -------------   --------------   -------------
TREASURY PLUS MONEY MARKET FUND
Class A
March 1, 2009 to August 31, 2009 (Unaudited) ...     $1.00          0.00            0.00            0.00(6)
March 1, 2008 to February 28, 2009 .............     $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 .............     $1.00          0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 .............     $1.00          0.04            0.00           (0.04)
April 1, 2005 to February 28, 2006(4) ..........     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ................     $1.00          0.01            0.00           (0.01)
July 28, 20033 to March 31, 2004 ...............     $1.00          0.00            0.00            0.00

100% TREASURY MONEY MARKET FUND
Class A
March 1, 2009 to August 31, 2009 (Unaudited) ...     $1.00          0.00            0.00            0.00(6)
March 1, 2008 to February 28, 2009 .............     $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 .............     $1.00          0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 .............     $1.00          0.04            0.00           (0.04)
April 1, 2005 to February 28, 2006(4) ..........     $1.00          0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ................     $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ................     $1.00          0.00            0.00            0.00

----------
(7.) The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program (see Note 4):

                                                   Gross Expenses   Net Expenses
                                                   --------------   ------------
TREASURY PLUS MONEY MARKET FUND
   Class A
   March 1, 2009 to August 31, 2009 ............        0.65%           0.21%
   March 1, 2008 to February 28, 2009 ..........        0.64%           0.46%
100% TREASURY MONEY MARKET FUND
   Class A
   March 1, 2009 to August 31, 2009 ............        0.80%           0.22%
   March 1, 2008 to February 28, 2009 ..........        0.82%           0.57%

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 95


                              Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------                Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)   (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------------


     0.00          $1.00          0.01%       0.66%(7)   (0.43)%    0.23%(7)     0.01%       $2,038,047
     0.00          $1.00          0.75%       0.66%(7)   (0.18)%    0.48%(7)     0.79%       $2,482,147
     0.00          $1.00          3.95%       0.65%       0.00%     0.65%        3.99%       $2,636,076
     0.00          $1.00          4.46%       0.65%       0.00%(6)  0.65%        4.54%       $2,891,708
     0.00          $1.00          2.87%       0.65%       0.00%     0.65%        2.64%       $2,773,558
     0.00          $1.00          1.02%       0.66%      (0.01)%    0.65%        1.02%       $2,496,955
     0.00          $1.00          0.39%       0.66%      (0.01)%    0.65%        0.26%       $2,457,864



     0.00          $1.00          0.01%       0.82%(7)   (0.58)%    0.24%(7)     0.01%       $  251,225
     0.00          $1.00          0.68%       0.83%(7)   (0.25)%    0.58%(7)     0.74%       $  306,451
     0.00          $1.00          3.75%       0.83%      (0.18)%    0.65%        3.81%       $  298,220
     0.00          $1.00          4.23%       0.84%      (0.19)%    0.65%        4.29%       $  256,430
     0.00          $1.00          2.72%       0.83%      (0.18)%    0.65%        2.50%       $  201,384
     0.00          $1.00          0.94%       0.86%      (0.21)%    0.65%        0.96%       $  160,233
     0.00          $1.00          0.37%       0.90%      (0.25)%    0.65%        0.36%       $  162,883

                   96 Wells Fargo Advantage Money Market Funds


                          Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2009, was comprised of 98 separate series. These financial statements present the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund (each, a "Fund", collectively, the "Funds").

Each Fund, except the California Tax-Free Money Market Fund and Minnesota Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through October 22, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either government securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

In accordance with Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed

                  Wells Fargo Advantage Money Market Funds 97


                         Notes to Financial Statements

based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in securities:

                                                             Significant Other      Significant
                                             Quoted Prices   Observable Inputs   Unobservable Inputs   Total Fair Value
INVESTMENTS IN SECURITIES *                    (Level 1)         (Level 2)           (Level 3)          as of 08/31/09
---------------------------                  -------------   -----------------   -------------------   ----------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
   Commercial paper                                $0         $   256,796,000        $         0        $   256,796,000
   Debt securities issued by states in the
      U.S. and its political subdivisions           0           2,782,355,329                  0          2,782,355,329
   TOTAL                                           $0         $ 3,039,151,329        $         0        $ 3,039,151,329
GOVERNMENT MONEY MARKET FUND
   Commercial paper                                $0         $ 1,139,400,050        $         0        $ 1,139,400,050
   Corporate debt securities                        0           1,056,945,640                  0          1,056,945,640
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                  0          14,520,951,911                  0         14,520,951,911
   Repurchase agreements                            0          12,086,400,000                  0         12,086,400,000
   TOTAL                                           $0         $28,803,697,601        $         0        $28,803,697,601
MINNESOTA MONEY MARKET FUND
   Commercial paper                                $0         $     1,100,000        $         0        $     1,100,000
   Debt securities issued by states in the
      U.S. and its political subdivisions           0             121,715,374                  0            121,715,374
   TOTAL                                           $0         $   122,815,374        $         0        $   122,815,374
MONEY MARKET FUND
   Commercial paper                                $0         $ 4,202,281,146        $37,042,824        $ 4,239,323,970
   Corporate debt securities                        0           1,398,846,471                  0          1,398,846,471
   Debt securities issued by states in the
      U.S. and its political subdivisions           0             584,032,556                  0            584,032,556
   Repurchase agreements                            0             646,526,567                  0            646,526,567
   Other                                            0           1,084,005,385                  0          1,084,005,385
   TOTAL                                           $0         $ 7,915,692,125        $37,042,824        $ 7,952,734,949

                  98 Wells Fargo Advantage Money Market Funds


                          Notes to Financial Statements

                                                             Significant Other      Significant
                                             Quoted Prices   Observable Inputs   Unobservable Inputs   Total Fair Value
INVESTMENTS IN SECURITIES *                    (Level 1)         (Level 2)           (Level 3)          as of 08/31/09
---------------------------                  -------------   -----------------   -------------------   ----------------
MUNICIPAL MONEY MARKET FUND
   Commercial paper                                $0          $   17,840,000            $0             $   17,840,000
   Debt securities issued by states in the
      U.S. and its political subdivisions           0             395,824,642             0                395,824,642
   TOTAL                                           $0          $  413,664,642            $0             $  413,664,642
NATIONAL TAX-FREE MONEY MARKET FUND
   Commercial paper                                $0          $  338,436,000            $0             $  338,436,000
   Debt securities issued by states in the
      U.S. and its political subdivisions           0           5,120,834,445             0              5,120,834,445
   TOTAL                                           $0          $5,459,270,445            $0             $5,459,270,445
TREASURY PLUS MONEY MARKET FUND
   Repurchase agreements                           $0          $7,105,300,000            $0             $7,105,300,000
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                  0           1,428,449,594             0              1,428,449,594
   Total                                           $0          $8,533,749,594            $0             $8,533,749,594
100% TREASURY MONEY MARKET FUND
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                 $0          $6,619,079,649            $0             $6,619,079,649
   TOTAL                                           $0          $6,619,079,649            $0             $6,619,079,649

* Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                   Money Market
                                                       Fund
                                                   ------------
BALANCE AS OF 2/28/2009                             $37,769,154
COMMERCIAL PAPER
   Accrued discounts (premiums)                               0
   Realized gain (loss)                                       0
   Change in unrealized appreciation
      (depreciation)                                   (726,330)
   Net purchases (sales)                                      0
   Transfer in (out) of Level 3                               0
BALANCE AS OF 08/31/2009                            $37,042,824

                                                   Money Market
                                                       Fund
                                                   ------------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end
   of reporting period.                             $(726,330)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

                  Wells Fargo Advantage Money Market Funds 99


                         Notes to Financial Statements

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2009.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: March 31, 2005; February 28, 2006; February 28, 2007; February 29, 2008; February 28, 2009) are subject to examination by the Internal Revenue Service and state departments of revenue. At February 28, 2009, the Funds' prior fiscal year, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                     Capital Loss
FUND                              Expiration Year   Carryforwards
----                              ---------------   -------------
MONEY MARKET FUND                      2017          $1,094,543
MUNICIPAL MONEY MARKET FUND            2015                 131
TREASURY PLUS MONEY MARKET FUND        2013              61,122
                                       2017              19,571

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the

                  100 Wells Fargo Advantage Money Market Funds


                          Notes to Financial Statements

issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of August 31, 2009, the following Fund owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of the Fund's net assets invested in these securities:

                     Defaulted SIVs    % of Net
FUND                ($ Market Value)    Assets
----                ----------------   --------
MONEY MARKET FUND      $37,042,824       0.47%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                              Advisory                                         Subadvisory
                                                             Fees (% of                                         Fees (% of
                                          Average Daily    Average Daily                     Average Daily    Average Daily
FUND                                       Net Assets       Net Assets)      Subadviser       Net Assets       Net Assets)
----                                    ----------------   -------------   -------------   ----------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                         Next $4 billion       0.275          Management    Next $2 billion       0.030
                                         Over $5 billion       0.250        Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
GOVERNMENT MONEY MARKET FUND            All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                              Management    Next $2 billion       0.030
                                                                            Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
MINNESOTA MONEY MARKET FUND             First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                         Next $4 billion       0.275          Management    Next $2 billion       0.030
                                         Over $5 billion       0.250        Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
MONEY MARKET FUND                       First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                         Next $4 billion       0.275          Management    Next $2 billion       0.030
                                         Over $5 billion       0.250        Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
MUNICIPAL MONEY MARKET FUND             First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                         Next $4 billion       0.275          Management    Next $2 billion       0.030
                                         Over $5 billion       0.250        Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
NATIONAL TAX-FREE MONEY MARKET FUND     All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                              Management    Next $2 billion       0.030
                                                                            Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
TREASURY PLUS MONEY MARKET FUND         All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                              Management    Next $2 billion       0.030
                                                                            Incorporated    Next $3 billion       0.020
                                                                                            Over $6 billion       0.010

                  Wells Fargo Advantage Money Market Funds 101


                         Notes to Financial Statements

                                                        Advisory                                         Subadvisory
                                                       Fees (% of                                         Fees (% of
                                    Average Daily    Average Daily                     Average Daily    Average Daily
FUND                                 Net Assets       Net Assets)      Subadviser       Net Assets       Net Assets)
----                              ----------------   -------------   -------------   ----------------   -------------
100% TREASURY MONEY MARKET FUND   First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                   Next $4 billion       0.275          Management    Next $2 billion       0.030
                                   Over $5 billion       0.250        Incorporated    Next $3 billion       0.020
                                                                                      Over $6 billion       0.010

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                    Administration Fees
                   Average Daily       (% of Average
                    Net Assets       Daily Net Assets)
                 ----------------   -------------------
FUND LEVEL       First $5 billion           0.05
                  Next $5 billion           0.04
                 Over $10 billion           0.03
CLASS A          All asset levels           0.22
CLASS B          All asset levels           0.22
INVESTOR CLASS   All asset levels           0.27

The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator of its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                           % of Average
                         Daily Net Assets
                         ----------------
ALL MONEY MARKET FUNDS         0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                            Administrator   Institutional   Investor   Service
Fund                                    Class A   Class B       Class           Class         Class     Class
----                                    -------   -------   -------------   -------------   --------   -------
CALIFORNIA TAX-FREE MONEY MARKET FUND    0.25%       NA           NA            0.00%           NA      0.25%
GOVERNMENT MONEY MARKET FUND             0.25%       NA         0.10%           0.00%           NA      0.25%
MINNESOTA MONEY MARKET FUND              0.25%       NA           NA              NA            NA        NA
MONEY MARKET FUND                        0.25%     0.25%          NA              NA          0.25%       NA
MUNICIPAL MONEY MARKET FUND                NA        NA           NA            0.00%         0.25%       NA
NATIONAL TAX-FREE MONEY MARKET FUND      0.25%       NA         0.10%           0.00%           NA      0.25%
TREASURY PLUS MONEY MARKET FUND          0.25%       NA         0.10%           0.00%           NA      0.25%
100% TREASURY MONEYMARKET FUND           0.25%       NA           NA              NA            NA      0.25%

                  102 Wells Fargo Advantage Money Market Funds


                          Notes to Financial Statements

For the six-month period ended August 31, 2009, shareholder servicing fees were paid as follows:

                                                                   Administrator   Institutional    Investor      Service
Fund                                      Class A       Class B        Class           Class          Class        Class
----                                    -----------   ----------   -------------   -------------   ----------   ----------
CALIFORNIA TAX-FREE MONEY MARKET FUND    $3,248,342           NA            NA          $ 0                NA   $  748,193
GOVERNMENT MONEY MARKET FUND              1,221,863           NA      $683,320            0                NA    7,145,627
MINNESOTA MONEY MARKET FUND                 173,469           NA            NA           NA                NA           NA
MONEY MARKET FUND                         9,076,314   $1,150,651            NA           NA        $1,084,681           NA
MUNICIPAL MONEY MARKET FUND                      NA           NA            NA            0           397,158           NA
NATIONAL TAX-FREE MONEY MARKET FUND       1,600,857           NA       256,001            0                NA    2,017,927
TREASURY PLUS MONEY MARKET FUND           2,678,218           NA        64,664            0                NA    1,035,057
100% TREASURY MONEY MARKET FUND             301,859           NA            NA           NA                NA    7,773,804

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of up to 0.75% of average daily net assets.

For the six-month period ended August 31, 2009, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

CUSTODY AND FUND ACCOUNTING AGREEMENT

On August 10, 2009, the Funds entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street will be responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement"). Pursuant to the Custody and Fund Accounting Agreement, State Street will be entitled to an annual asset-based fee for domestic custody services for the Funds of 0.10 basis points of the complexwide net assets, and for certain specific transaction fees which are set forth in the Custody and Fund Accounting Agreement. State Street also will be entitled to a fee for global custody services for any non-US assets in the Funds, which is divided into an annual asset-based fee ranging from 1.00 basis points to 55.00 basis points of month-end assets held, and specific trading fees, both of which vary by country, and are also set forth in the Custody and Fund Accounting Agreement. Also pursuant to the Custody and Fund Accounting Agreement, State Street will be entitled to receive annual asset-based fees for providing fund accounting services to the Funds. State Street is expected to replace WFB and PNC as the Funds' custodian and fund accountant, respectively, on or about January 11, 2010.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the six-month period ended August 31, 2009, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. These net operating expense ratios in effect for the six-month period ended August 31, 2009, were as follows:

                  Wells Fargo Advantage Money Market Funds 103


                         Notes to Financial Statements

                                        Net Operating Expense Ratios
                                        ----------------------------
                                                            Investor
FUND                                    Class A   Class B     Class
----                                    -------   -------   --------
CALIFORNIA TAX-FREE MONEY MARKET FUND    0.65%       NA         NA
GOVERNMENT MONEY MARKET FUND             0.65%       NA         NA
MINNESOTA MONEY MARKET FUND              0.80%       NA         NA
MONEY MARKET FUND                        0.76%     1.51%      0.65%
MUNICIPAL MONEY MARKET FUND                NA        NA       0.64%
NATIONAL TAX-FREE MONEY MARKET FUND      0.65%       NA         NA
TREASURY PLUS MONEY MARKET FUND          0.65%       NA         NA
100% TREASURY MONEY MARKET FUND          0.65%       NA         NA

4. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On March 31, 2009, the U.S. Department of the Treasury (the "Treasury") announced a second extension of the Temporary Guarantee Program for Money Market Funds beginning on May 1, 2009 through September 18, 2009 (the "Extended Program"). On April 8, 2009, the Board of Trustees of Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively, the "Board") unanimously approved the participation of each money market fund in the Extended Program, except for the Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds").

Consistent with the Funds' participation in the initial three-month term and the first extension, the Extended Program applies only to shareholders of record of each Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

Participation in the Extended Program required a payment to the Treasury in the amount of either 0.015% or 0.023%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of each Fund as a whole, notwithstanding that the Extended Program applies to only shareholders of record as of September 19, 2008, as described above.

5. SUBSEQUENT EVENTS

On September 11, 2009, WFB, an affiliate of the Money Market Fund, purchased $33,198,302 of Victoria Finance LLC from the Fund at amortized cost (a price in excess of the security's current fair value). The excess of purchase price over current fair value amounted to $16,267,085 and will be treated as a reimbursement from affiliate for losses realized on securities.

                  104 Wells Fargo Advantage Money Market Funds


                                Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"), and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                       Position Held and
Name and Age         Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
------------         --------------------   -------------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;   Co-Founder, Chairman, President and CEO of Crystal Geyser       None
66                   Chairman, since 2005   Water Company.
                     (Lead Trustee since
                     2001)

Isaiah Harris, Jr.   Trustee, since 2009    Retired. Prior thereto, President and CEO of BellSouth          CIGNA Corporation;
56                                          Advertising and Publishing Corp. from 2005 to 2007, President   Deluxe Corporation
                                            and CEO of BellSouth Enterprises from 2004 to 2005 and
                                            President of BellSouth Consumer Services from 2000 to 2003.
                                            Currently a member of the Iowa State University Foundation
                                            Board of Governors and a member of the Advisory Board of Iowa
                                            State University School of Business.

Judith M. Johnson    Trustee, since 2008    Retired. Prior thereto, Chief Executive Officer and Chief       None
60                                          Investment Officer of Minneapolis Employees Retirement Fund
                                            from 1996 to 2008. Ms. Johnson is a certified public
                                            accountant and a certified managerial accountant.

David F. Larcker     Trustee, since 2009    James Irvin Miller Professor of Accounting at the Graduate      None
58                                          School of Business, Stanford University. Director of
                                            Corporate Governance Research Program and Co-Director of The
                                            Rock Center for Corporate Governance since 2006. From 2005 to
                                            2008, Professor of Accounting at the Graduate School of
                                            Business, Stanford University. Prior thereto, Ernst & Young
                                            Professor of Accounting at The Wharton School, University of
                                            Pennsylvania from 1985 to 2005.

                  Wells Fargo Advantage Money Market Funds 105


                               Other Information

                       Position Held and
Name and Age         Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
------------         --------------------   -------------------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006    Professor of Insurance and Risk Management, Wharton School,     None
56                                          University of Pennsylvania. Director of the Boettner Center
                                            on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate,
                                            National Bureau of Economic Research.

Timothy J. Penny     Trustee, since 1996    President and CEO of Southern Minnesota Initiative              None
57                                          Foundation, a non-profit organization since 2007 and Senior
                                            Fellow at the Humphrey Institute Policy Forum at the
                                            University of Minnesota since 1995. Member of the Board of
                                            Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996    Principal of the law firm of Willeke & Daniels. General         None
69                                          Counsel of the Minneapolis Employees Retirement Fund from
                                            1984 to present.

OFFICERS

                       Position Held and
Name and Age         Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
------------         --------------------   -------------------------------------------------------------   -------------------

Karla M. Rabusch     President, since       Executive Vice President of Wells Fargo Bank, N.A. and          None
50                   2003                   President of Wells Fargo Funds Management, LLC since 2003.
                                            Senior Vice President and Chief Administrative Officer of
                                            Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since       Senior Vice President and Secretary of Wells Fargo Funds        None
49                   2000; Chief Legal      Management, LLC since 2001. Managing Counsel of Wells Fargo
                     Officer, since 2003    Bank, N.A. since 2000.

David Berardi(3)     Treasurer and          Vice President of Evergreen Investment Management Company,      None
34                   Assistant Treasurer,   LLC since 2008. Assistant Vice President of Evergreen
                     since 2009             Investment Services, Inc. from 2004 to 2008. Manager of Fund
                                            Reporting and Control for Evergreen Investment Management
                                            Company, LLC since 2004.

Jeremy DePalma(3)    Treasurer and          Senior Vice President of Evergreen Investment Management        None
35                   Assistant Treasurer,   Company, LLC since 2008. Vice President, Evergreen Investment
                     since 2009             Services, Inc. from 2004 to 2007. Assistant Vice President,
                                            Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund
                                            Administration since 2005.

Debra Ann Early      Chief Compliance       Chief Compliance Officer of Wells Fargo Funds Management, LLC   None
45                   Officer, since 2007    since 2007. Chief Compliance Officer of Parnassus Investments
                                            from 2005 to 2007. Chief Financial Officer of Parnassus
                                            Investments from 2004 to 2007. Senior Audit Manager of
                                            PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective June 1, 2009.

                  106 Wells Fargo Advantage Money Market Funds


                               Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

CALIFORNIA LIMITED-TERM TAX-FREE FUND, CALIFORNIA TAX-FREE FUND, COLORADO TAX-FREE FUND AND MINNESOTA TAX-FREE FUND

The Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required to annually review and consider the continuation of the investment advisory and sub-advisory agreements. During the most recent six months covered by this report, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 27, 2009, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 27, 2009, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the median performance of a universe of mutual funds that was determined by Lipper Inc. ("Lipper") to be similar to each Fund (the "Universe"), as well as to the Funds' benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

                  Wells Fargo Advantage Money Market Funds 107


                                Other Information

The Board noted that the performance of each Fund was better than, equal to, or not appreciably below the median performance of its Universe for all time periods.

The Board received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 fees, service fees, fee waivers/caps and/or expense reimbursements. The Board also considered these fees in comparison to the median fees of a narrower group of mutual funds that was determined by Lipper to be similar to the Funds (the "Expense Group") and to other comparative data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Expense Group. The Board noted that the net operating expense ratios for each Fund were lower than or in range of each Fund's Expense Group's median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Expense Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Expense Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Expense Group, and reasonable in relation to the services provided.

The Board also concluded that the Sub-Advisory Agreement Rates were reasonable in relation to the services provided.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to all Wells Fargo businesses of providing services to each Fund and the Fund complex as a whole. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2009 Board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to each Fund and the Fund complex as a whole were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Funds was not a material factor in determining whether to renew the investment sub-advisory agreement. The Board noted that the profitability of Wells Capital Management, which is affiliated with Funds Management, was included in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding economies of scale with respect to the management of the Funds, including whether the Funds have appropriately benefited from any economies of scale and the potential for future realization of economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential

                  108 Wells Fargo Advantage Money Market Funds


                               Other Information

economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                  Wells Fargo Advantage Money Market Funds 109


                              List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
ETF   -- Exchange-Traded Fund
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Company
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MMD   -- Municipal Market Data
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
SPDR  -- Standard & Poor's Depositary Receipts
STIT  -- Short-Term Investment Trust
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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WELLS   ADVANTAGE
FARGO   FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE                 (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds        118014 10-09
                                                                                                       SMMM/SAR128 08-09

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reports at www.wellsfargo.com/advantagedelivery

(GRAPHIC)

Semi-Annual Report
August 31, 2009

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

ADMINISTRATOR, INSTITUTIONAL, SELECT, AND SERVICE CLASS

-    WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM)

-    WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
California Tax-Free Money Market Fund ....................................     4
Cash Investment Money Market Fund ........................................     6
Government Money Market Fund .............................................     8
Heritage Money Market Fund ...............................................    10
Municipal Money Market Fund ..............................................    12
National Tax-Free Money Market Fund ......................................    14
Prime Investment Money Market Fund .......................................    16
Treasury Plus Money Market Fund ..........................................    18
100% Treasury Money Market Fund ..........................................    20
FUND EXPENSES ............................................................    22
PORTFOLIO OF INVESTMENTS
California Tax-Free Money Market Fund ....................................    25
Cash Investment Money Market Fund ........................................    35
Government Money Market Fund .............................................    46
Heritage Money Market Fund ...............................................    51
Municipal Money Market Fund ..............................................    62
National Tax-Free Money Market Fund ......................................    68
Prime Investment Money Market Fund .......................................    88
Treasury Plus Money Market Fund ..........................................    97
100% Treasury Money Market Fund ..........................................    98
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   100
Statements of Operations .................................................   104
Statements of Changes in Net Assets ......................................   106
Financial Highlights .....................................................   116
NOTES TO FINANCIAL STATEMENTS ............................................   124
OTHER INFORMATION ........................................................   132
LIST OF ABBREVIATIONS ....................................................   137

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+

WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                   2 Wells Fargo Advantage Money Market Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE TREND OVER THE SIX-MONTH PERIOD WAS ONE OF STEADY IMPROVEMENT IN INVESTOR CONFIDENCE AND IN CREDIT MARKET CONDITIONS.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS for the six-month period that ended August 31, 2009. At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. We began to see the positive effects from government intervention programs in the spring of 2009 as the credit system began to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the six-month period was one of steady improvement in investor confidence and in credit market conditions. Overall, the six-month period finished with indications of stronger investor sentiment than when it began.

CREDIT MARKETS SHOWED SIGNS OF IMPROVEMENT.

After the credit crisis of late 2008, short-term credit markets slowly regained their footing in early 2009. Many investors remained skeptical of certain financial institutions for several months which caused areas of the credit markets to remain partially or fully illiquid for months after the crisis. Thus, the thawing of the frozen credit system relied on the government to break the ice as the lender of last resort. Even though the government had been chipping away at the ice for several months, the real thawing did not begin until the spring of 2009. By leading the way back to the market, several investors slowly began to follow the government's example, believing that in the worst case scenario the government would likely step in. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

GOVERNMENT PROGRAMS SERVED THEIR PURPOSE AND BEGAN TO DECLINE IN USE.

Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most impactful programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF), the Commercial Paper Funding Facility (CPFF), and the Temporary Liquidity Guarantee Program (TLGP). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. Towards the end of the third quarter of 2009, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little sign of concern for the end of the programs which, in our view, was an indication of how far credit markets had improved over the last six months. Looking further back over the last 12 months since the Lehman Brothers collapse of 2008 and the resulting credit crisis, credit markets seemed to have satisfactorily stabilized and have begun to show signs of business as usual.

                   Wells Fargo Advantage Money Market Funds 3


Letter to Shareholders

SHORT-TERM DEBT SECURITIES HAVE IMPROVED CONSIDERABLY WITH THE IMPROVED CREDIT MARKETS, BUT ANY PERSISTENT PRESSURES ON THE BUSINESS MARKETS MAY CONTINUE TO STRESS THE RISK PROFILES OF SOME SECURITIES.

OUR OPTIMISM IS TEMPERED WITH CAUTION.

Although credit markets have improved considerably since the fall of 2008, in our opinion, there are still reasons to remain prudent. Although we have seen signs of economic improvement, several of the economic measures still remind us that we are not yet in a full recovery. Unemployment figures finished the six-month period at better levels than their lows from March 2009, but remain suggestive of recessionary conditions. We believe that when the final economic numbers for the third quarter of 2009 are calculated that the quarter might prove to be the first positive growth quarter in more than a year, but this will not necessarily mean that the downturn is behind us. Short-term debt securities have improved considerably with the improved credit markets, but any persistent pressures on the business markets may continue to stress the risk profiles of some securities.

Our response to these ongoing economic developments remains the same. We continue to manage our money market funds with a cautious and conservative assessment of the continued risks in the financial markets. Our priority is to be a stable custodian of investor assets, which is often underappreciated during stable market conditions, but quickly recognized during more difficult times. The Wells Fargo Advantage Money Market Funds seek to provide our investors with the preservation of principal, ample liquidity, and competitive returns that are characteristic of a preeminent money market fund manager.

A STEADY INVESTMENT DISCIPLINE AND BROAD DIVERSIFICATION OPTIONS MAY HELP.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                   4 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND -
INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

January 1, 1992

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

Municipal Commercial Paper    (8%)
Municipal Bonds              (92%)



MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

90-179 days                   (4%)
1 day                         (6%)
2-7 days                     (84%)
8-14 days                     (2%)
30-59 days                    (3%)
60-89 days                    (1%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 5


Performance Highlights

                   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND -
                                     INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

CALIFORNIA TAX-FREE MONEY MARKET FUND   6 Month*  1 Year  5 Year  10 Year
-------------------------------------   --------  ------  ------  -------
Institutional Class (WCTXX)               0.16     0.95    2.13     1.89
Service Class (WFCXX)                     0.05     0.71    2.06     1.86

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF AUGUST 31, 2009)   Institutional  Service
-----------------------   -------------  -------
7-Day Current Yield           0.14%       0.01%
7-Day Compound Yield          0.14%       0.01%
30-Day Simple Yield           0.15%       0.01%
30-Day Compound Yield         0.15%       0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) Institutional Class shares incepted on March 31, 2008. Performance shown since November 8, 1999 for the Institutional Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares. Institutional Class shares incepted on March 31, 2008. Performance shown prior to November 8, 1999 for the Institutional Class reflects the performance of the Class A shares and includes expenses that are not applicable to and higher than those of the Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Service Class shares on November 8, 1999, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Service Class shares.

(3.) The investment adviser has contractually committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.11)% and (0.39)% for Institutional and Service share Classes, respectively.

                   6 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL, SELECT AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 14, 1987

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

Certificates of Deposit       (9%)
Commercial Paper             (58%)
Floating Rate Bonds           (9%)
Municipal Bonds               (8%)
Repurchase Agreements         (3%)
Short Term Corporate Bonds    (3%)
Time Deposits                (10%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

1 day                        (17%)
2-7 days                     (15%)
8-14 days                     (9%)
15-29 days                   (11%)
30-59 days                   (21%)
60-89 days                   (11%)
90-179 days                   (8%)
180-269 days                  (2%)
270+ days                     (6%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 7


Performance Highlights

                       WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND -
              ADMINISTRATOR, INSTITUTIONAL, SELECT AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

CASH INVESTMENT MONEY MARKET FUND   6 Month*   1 Year   5 Year   10 Year
---------------------------------   --------   ------   ------   -------
Administrator Class (WFAXX)           0.21      1.13     3.28      3.11
Institutional Class (WFIXX)           0.28      1.26     3.42      3.29
Select Class (WFQXX)                  0.32      1.34     3.45      3.30
Service Class (NWIXX)                 0.13      0.96     3.11      3.01

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF AUGUST 31, 2009)   Administrator   Institutional   Select   Service
-----------------------   -------------   -------------   ------   -------
7-Day Current Yield           0.15%           0.28%        0.35%    0.01%
7-Day Compound Yield          0.15%           0.28%        0.35%    0.01%
30-Day Simple Yield           0.18%           0.31%        0.38%    0.02%
30-Day Compound Yield         0.18%           0.31%        0.38%    0.02%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) Performance shown prior to the inception of the Administrator Class shares on July 31, 2003, reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Institutional Class shares on November 8, 1999, reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Select Class on June 29, 2007 reflects the performance of the Institutional Class shares, and includes expenses that are not applicable to and are higher than those of the Select Class shares. Performance shown prior to November 8, 1999, for the Select Class shares reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Select Class shares.

(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.12%, 0.23%, 0.27%, and (0.06)% for Administrator, Institutional, Select, and Service share Classes, respectively.

                   8 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

November 16, 1987

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

Corporate Bonds & Notes    (4%)
Commercial Paper           (4%)
Federal Agencies          (50%)
Repurchase Agreements     (42%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

1 day                     (30%)
2-7 days                  (12%)
8-14 days                  (6%)
15-29 days                 (7%)
30-59 days                 (9%)
60-89 days                (11%)
90-179 days               (15%)
180-269 days               (1%)
270+ days                  (9%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 9


Performance Highlights

                            WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND -
                      ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

GOVERNMENT MONEY MARKET FUND   6 Month*   1 Year   5 Year   10 Year
----------------------------   --------   ------   ------   -------
Administrator Class (WGAXX)      0.02      0.47     3.03      2.93
Institutional Class (GVIXX)      0.07      0.60     3.18      3.02
Service Class (NWGXX)            0.01      0.39     2.89      2.84

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF AUGUST 31, 2009)   Administrator   Institutional   Service
-----------------------   -------------   -------------   -------
7-Day Current Yield           0.01%           0.03%        0.01%
7-Day Compound Yield          0.01%           0.03%        0.01%
30-Day Simple Yield           0.01%           0.04%        0.01%
30-Day Compound Yield         0.01%           0.04%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) Performance shown prior to the inception of the Administrator Class shares on July 31, 2003, reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Institutional Class shares on July 28, 2003, reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.14)%, (0.02)%, (0.31)% for Administrator, Institutional, and Service share Classes, respectively.

                   10 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SELECT CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

June 29, 1995

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

Commercial Paper             (66%)
Floating Rate Bonds           (4%)
Municipal Bonds               (5%)
Repurchase Agreements         (6%)
Short Term Corporate Bonds    (2%)
Time Deposits                 (8%)
Certificates of Deposit       (9%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

1 day                        (19%)
2-7 days                     (13%)
8-14 days                     (6%)
15-29 days                   (12%)
30-59 days                   (21%)
60-89 days                   (14%)
90-179 days                   (9%)
180-269 days                  (2%)
270+ days                     (4%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 11


Performance Highlights

                              WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND -
                       ADMINISTRATOR, INSTITUTIONAL AND SELECT CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

HERITAGE MONEY MARKET FUND    6 Month*   1 Year   5 Year   10 Year
--------------------------    --------   ------   ------   -------
Administrator Class (SHMXX)     0.20      1.11     3.24      3.10
Institutional Class (SHIXX)     0.26      1.24     3.42      3.29
Select Class (WFJXX)            0.30      1.31     3.45      3.30

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF AUGUST 31, 2009)       Administrator   Institutional   Select
-----------------------       -------------   -------------   ------
7-Day Current Yield               0.14%           0.27%        0.34%
7-Day Compound Yield              0.14%           0.27%        0.34%
30-Day Simple Yield               0.16%           0.29%        0.36%
30-Day Compound Yield             0.16%           0.29%        0.36%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) Performance shown prior to the inception of the Institutional Class on March 31, 2000, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Select Class on June 29, 2007, reflects the performance of the Institutional Class shares, and includes expenses that are not applicable to and are higher than those of the Select Class shares. Performance shown prior to March 31, 2000 for the Select Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Select Class shares.

(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.10%, 0.22%, and 0.26% for Administrator, Institutional, and Select share Classes, respectively.

                   12 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND -
INSTITUTIONAL CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 23, 1986

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

Municipal Commercial Paper    (4%)
Municipal Bonds              (96%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

1 day                        (13%)
2-7 days                     (80%)
8-14 days                     (2%)
30-59 days                    (2%)
90-179 days                   (3%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 13


Performance Highlights

         WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INSTITUTIONAL CLASS
                                                                     (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

MUNICIPAL MONEY MARKET FUND                 6 Month*   1 Year   5 Year   10 Year
---------------------------                 --------   ------   ------   -------
Institutional Class (WFMXX)                    0.31      1.27     2.20      2.20

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF AUGUST 31, 2009)
-----------------------
7-Day Current Yield       0.41%
7-Day Compound Yield      0.41%
30-Day Simple Yield       0.46%
30-Day Compound Yield     0.46%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) Performance shown prior to the inception of the Institutional Class on March 31, 2008, reflects the performance of the Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.13%.

                   14 Wells Fargo Advantage Money Market Funds


Performance Highlights

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

January 7, 1988

PORTFOLIO ALLOCATION(1) (AS OF AUGUST 31, 2009)

                                   (PIE CHART)
PORTFOLIO COM[POSITION(1)(AS OF AUGUST 31, 2009)

Municipal Commercial Paper      6%
Municipal Bonds                94%



MATURITY DISTRIBUTION(1) (AS OF AUGUST 31, 2009)

                                   (PIE CHART)


1 days                  19%
2-7 days                73%
30-59 days               3%
60-89 days               1%
90-179 days              4%



----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 15


Performance Highlights

      WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - ADMINISTRATOR,
                                     INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

NATIONAL TAX-FREE MONEY MARKET FUND          6 Month*  1 Year   5 Year   10 Year
-----------------------------------          --------  ------   ------   -------
Administrator Class (WNTXX)                     0.16     0.93     2.26      2.09
Institutional Class (WFNXX)                     0.21     1.03     2.39      2.24
Service Class (MMIXX)                           0.09     0.79     2.13      2.03

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF AUGUST 31, 2009)                  Administrator   Institutional   Service
-----------------------                  -------------   -------------   -------
7-Day Current Yield                               0.06%           0.16%     0.01%
7-Day Compound Yield                              0.06%           0.16%     0.01%
30-Day Simple Yield                               0.11%           0.21%     0.01%
30-Day Compound Yield                             0.11%           0.21%     0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) Performance shown prior to the inception of the Administrator Class shares on April 11, 2005, reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Institutional Class shares on November 8, 1999, reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.00%, 0.10%, and (0.19)% for Administrator, Institutional, and Service share Classes, respectively.

                   16 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND -
INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

September 2, 1998

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

Certificates of Deposit      (10%)
Commercial Paper             (60%)
Floating Rate Bonds           (8%)
Municipal Bonds               (5%)
Repurchase Agreements         (7%)
Short Term Corporate Bonds    (2%)
Time Deposits                 (8%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

1 day                        (18%)
2-7 days                     (14%)
8-14 days                     (8%)
15-29 days                    (9%)
30-59 days                   (26%)
60-89 days                   (12%)
90-179 days                   (7%)
180-269 days                  (2%)
270+ days                     (4%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 17


Performance Highlights

                      WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND -
                                     INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

PRIME INVESTMENT MONEY MARKET FUND   6 Month*   1 Year   5 Year   10 Year
----------------------------------   --------   ------   ------   -------
Institutional Class (PIIXX)             0.22      1.14     3.37     3.11
Service Class (NWRXX)                   0.06      0.81     3.02     2.89

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF AUGUST 31, 2009)   Institutional   Service
-----------------------   -------------   -------
7-Day Current Yield            0.25%        0.01%
7-Day Compound Yield           0.25%        0.01%
30-Day Simple Yield            0.26%        0.01%
30-Day Compound Yield          0.26%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) Performance shown prior to the inception of the Institutional Class shares on July 28, 2003, reflects the performance of the Service Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.20% and (0.09)% for Institutional and Service share Classes, respectively.

                   18 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 1, 1985

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

U.S. Treasury Notes      (2%)
Repurchase Agreements   (84%)
U.S. Treasury Bills     (14%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

1 day                   (83%)
15-29 days               (3%)
30-59 days               (9%)
60-89 days               (3%)
90-179 days              (2%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 19


Performance Highlights

                         WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND -
                      ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF AUGUST 31, 2009)

TREASURY PLUS MONEY MARKET FUND   6 Month*   1 Year   5 Year   10 Year
-------------------------------   --------   ------   ------   -------
Administrator Class (WTPXX)         0.01      0.14     2.79      2.79
Institutional Class (PISXX)         0.02      0.19     2.93      2.93
Service Class (PRVXX)               0.01      0.13     2.67      2.68

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF AUGUST 31, 2009)           Administrator   Institutional   Service
-----------------------           -------------   -------------   -------
7-Day Current Yield                   0.01%           0.01%        0.01%
7-Day Compound Yield                  0.01%           0.01%        0.01%
30-Day Simple Yield                   0.01%           0.01%        0.01%
30-Day Compound Yield                 0.01%           0.01%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) Performance shown prior to the inception of the Administrator Class on March 31, 2008, reflects the performance of the Institutional Class, adjusted to reflect Administrator Class expenses.

(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.22)%, (0.10)%, and (0.38)% for Administrator, Institutional, and Service share Classes, respectively.

                   20 Wells Fargo Advantage Money Market Funds


                                                          Performance Highlights

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

December 3, 1990

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

U.S. Treasury Notes    (1%)
U.S. Treasury Bills   (99%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

2-7 days               (5%)
8-14 days              (5%)
15-29 days            (17%)
30-59 days            (32%)
60-89 days            (27%)
90-179 days           (13%)
180-269 days           (1%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 21


Performance Highlights

                         WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND -
                                                       SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2009)

100% TREASURY MONEY MARKET FUND   6 Month*   1 Year   5 Year   10 Year
-------------------------------   --------   ------   ------   -------
Service Class (NWTXX)               0.01      0.20     2.54      2.57

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2009)

7-Day Current Yield               0.01%
7-Day Compound Yield              0.01%
30-Day Simple Yield               0.01%
30-Day Compound Yield             0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.51)%.

                   22 Wells Fargo Advantage Money Market Funds


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2009 to August 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning        Ending         Expenses
                                              Account Value   Account Value    Paid During      Net Annual
CALIFORNIA TAX-FREE MONEY MARKET FUND           03-01-2009     08-31-2009     the Period(1)   Expense Ratio
-------------------------------------         -------------   -------------   -------------   -------------
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,001.60         $1.01           0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.20         $1.02           0.20%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.50         $2.27           0.45%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.94         $2.29           0.45%
CASH INVESTMENT MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,002.10         $1.67           0.33%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.54         $1.68           0.33%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,002.80         $1.01           0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.20         $1.02           0.20%
SELECT CLASS
   Actual                                       $1,000.00       $1,003.20         $0.66           0.13%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.55         $0.66           0.13%
SERVICE CLASS
   Actual                                       $1,000.00       $1,001.30         $2.52           0.50%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.68         $2.55           0.50%

                   Wells Fargo Advantage Money Market Funds 23


Fund Expenses

                                                Beginning        Ending         Expenses
                                              Account Value   Account Value    Paid During      Net Annual
GOVERNMENT MONEY MARKET FUND                    03-01-2009     08-31-2009     the Period(1)   Expense Ratio
-------------------------------------         -------------   -------------   -------------   -------------
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,000.20         $1.76           0.35%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.44         $1.79           0.35%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,000.70         $1.01           0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.20         $1.02           0.20%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.10         $2.52           0.50%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.68         $2.55           0.50%
HERITAGE MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,002.00         $1.67           0.33%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.54         $1.68           0.33%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,002.60         $1.01           0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.20         $1.02           0.20%
SELECT CLASS
   Actual                                       $1,000.00       $1,003.00         $0.66           0.13%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.55         $0.66           0.13%
MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,003.10         $1.01           0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.20         $1.02           0.20%
NATIONAL TAX-FREE MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,001.60         $1.51           0.30%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.69         $1.53           0.30%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,002.10         $1.01           0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.20         $1.02           0.20%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.90         $2.27           0.45%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.94         $2.29           0.45%
PRIME INVESTMENT MONEY MARKET FUND
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,002.20         $1.01           0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.20         $1.02           0.20%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.60         $2.77           0.55%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.43         $2.80           0.55%

                   24 Wells Fargo Advantage Money Market Funds


                                                                   Fund Expenses

                                                Beginning        Ending         Expenses
                                              Account Value   Account Value    Paid During      Net Annual
TREASURY PLUS MONEY MARKET FUND                03-01-2009      08-31-2009     the Period(1)   Expense Ratio
-------------------------------------         -------------   -------------   -------------   -------------
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,000.10         $1.76           0.35%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.44         $1.79           0.35%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,000.20         $1.01           0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.20         $1.02           0.20%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.10         $2.52           0.50%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.68         $2.55           0.50%
100% TREASURY MONEY MARKET FUND
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.10         $2.52           0.50%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.68         $2.55           0.50%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

                   Wells Fargo Advantage Money Market Funds 25


Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER: 8.46%
$   14,365,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                        0.25%    10/06/2009   $    14,365,000
    22,500,000   CALIFORNIA PCFA                                                         0.35     10/01/2009        22,500,000
     4,210,000   DUBLIN SAN RAMON SERVICE DISTRICT EAST BAY MUD WATER AUTHORITY          0.30     11/05/2009         4,210,000
    26,300,000   GOLDEN GATE BRIDGE, HIGHWAY & TRANSPORTATION DISTRICT                   0.35     10/08/2009        26,300,000
    12,245,000   IMPERIAL IRRIGATION DISTRICT CALIFORNIA ELECTRIC & WATER SYSTEM         0.30     09/09/2009        12,245,000
     6,000,000   LOS ANGELES DEPARTMENT OF AIRPORTS                                      0.35     09/03/2009         6,000,000
    15,000,000   LOS ANGELES METROPOLITAN TRANSPORTATION                                 0.35     11/06/2009        15,000,000
     6,000,000   LOS ANGELES MUNICIPAL IMPROVEMENT                                       0.30     12/09/2009         6,000,000
    15,000,000   LOS ANGELES MUNICIPAL IMPROVEMENT                                       0.30     12/10/2009        15,000,000
    30,700,000   SACRAMENTO MUD                                                          0.40     01/15/2010        30,700,000
     5,000,000   SAN DIEGO COUNTY REGIONAL TRANSPORTATION                                0.80     09/10/2009         5,000,000
    22,561,000   SAN DIEGO REGIONAL AIRPORT AUTHORITY                                    0.40     12/03/2009        22,561,000
    16,880,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                               0.35     01/13/2010        16,880,000
     8,425,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                               0.40%    12/09/2009         8,425,000
     8,425,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                               0.45     01/12/2010         8,425,000
    43,185,000   SAN JOAQUIN TRANSPORTATION AUTHORITY                                    0.32     09/08/2009        43,185,000
TOTAL COMMERCIAL PAPER (COST $256,796,000)                                                                         256,796,000
                                                                                                               ---------------
MUNICIPAL BONDS & NOTES: 91.64%
CALIFORNIA: 90.26%
    10,865,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA AIR
                    FORCE VILLAGE WEST INCORPORATED (OTHER REVENUE, KBC BANK NV
                    LOC)ss+/-                                                            0.30     05/15/2035        10,865,000
     8,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                    BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-       0.55     07/01/2038         8,000,000
    10,110,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA COLMA
                    BART APARTMENTS SERIES A (HOUSING REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                            0.45     11/15/2035        10,110,000
     5,435,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                    FRANCIS PARKER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE, BANK OF
                    NEW YORK LOC)ss+/-                                                   0.23     09/01/2036         5,435,000
    19,455,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                    JEWISH HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                            0.13     11/15/2035        19,455,000
     4,180,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA
                    JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE,
                    ALLIED IRISH BANK PLC LOC)ss+/-                                      0.55     09/01/2036         4,180,000
     3,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MARIN
                    ACADEMY PROJECT (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                            0.26     07/01/2029         3,100,000
    10,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MENLO
                    SCHOOL (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                            0.18     09/01/2033        10,000,000
    11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                    FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE, FNMA
                    INSURED)ss+/-                                                        0.33     07/15/2035        11,200,000
     6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                    GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE, FNMA
                    INSURED)ss+/-                                                        0.33     09/15/2032         6,965,000
     8,970,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                    GENEVA POINTE APARTMENTS A (HOUSING REVENUE, FNMA
                    INSURED)ss+/-                                                        0.32     03/15/2037         8,970,000
     2,635,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                    OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE,
                    LASALLE NATIONAL BANK NA LOC)ss+/-                                   0.12     06/01/2037         2,635,000
     2,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA SAINT
                    ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                            0.25     03/01/2037         2,200,000
     3,380,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA SAN
                    FRANCISCO UNIVERSITY SERIES A (PRIVATE SCHOOL REVENUE, ALLIED
                    IRISH BANK PLC LOC)ss+/-                                             0.55     04/01/2035         3,380,000
    10,500,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOLS SACRED
                    HEART SERIES FB (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                            0.23     06/01/2030        10,500,000
     1,895,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
                    (MFHR, FNMA INSURED)ss+/-                                            0.30     05/15/2027         1,895,000
    12,600,000   ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR, FHLMC
                    INSURED)ss+/-                                                        0.30     07/01/2033        12,600,000

                   26 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    6,000,000   ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT SERIES C
                    (MFHR LOC, FNMA INSURED)ss+/-                                        0.33%    07/15/2033   $     6,000,000
    10,400,000   ARCADIA CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                    LOC)ss+/-                                                            0.39     08/01/2037        10,400,000
     7,768,500   ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY BANK
                    LOC)ss+/-                                                            0.54     08/01/2013         7,768,500
     5,900,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                        0.82     09/01/2035         5,900,000
    26,400,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A
                    (IDR, KBC BANK NV LOC)ss+/-                                          0.33     12/01/2028        26,400,000
    25,040,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
                    CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE)ss+/-                 0.36     10/01/2020        25,040,000
     3,925,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE AND
                    UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                     0.23     10/01/2043         3,925,000
    39,770,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA INSTITUTE
                    OF TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY REVENUE, GO OF
                    INSTITUTION INSURED)ss+/-                                            0.14     10/01/2036        39,770,000
    12,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
                    UNIVERSITY (OTHER REVENUE, SOVEREIGN BANK FSB LOC)ss+/-              1.17     11/01/2042        12,500,000
     5,100,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER COLLEGE SERIES
                    B (COLLEGE & UNIVERSITY REVENUE, BANK OF NEW YORK LOC)ss+/-          0.20     04/01/2045         5,100,000
     5,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK COLBURN
                    SCHOOL SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                            0.45     08/01/2037         5,500,000
     5,910,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK JEWISH
                    COMMUNITY CENTER SERIES A (OTHER REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                            0.12     12/01/2031         5,910,000
     2,600,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
                    FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY REVENUE,
                    MELLON BANK NA LOC)ss+/-                                             0.25     09/01/2036         2,600,000
       520,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II
                    R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                      0.27     07/01/2030           520,000
     6,225,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE HILL
                    SCHOOL PROJECT (OTHER REVENUE, AIB GROUP LOC)ss+/-                   0.39     06/01/2038         6,225,000
     3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SOUTHERN CA
                    PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                            0.43     10/01/2025         3,000,000
    10,775,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
                    MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK
                    PLC LOC)ss+/-                                                        0.55     01/01/2038        10,775,000
     5,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK THE BAY
                    INSTITUTE AQUARIUM FOUNDATION (OTHER REVENUE, FHLMC
                    INSURED)ss+/-                                                        0.20     06/01/2025         5,500,000
     3,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC DEVELOPMENT
                    REVENUE, PACIFIC NATIONAL LOC)ss+/-                                  0.20     12/01/2042         3,500,000
    15,350,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                    INCORPORATED PROJECT SERIES A (SOLID WASTE REVENUE, JPMORGAN
                    CHASE BANK LOC)ss+/-                                                 0.35     02/01/2019        15,350,000
     2,000,000   CALIFORNIA PCFA WADHAM ENERGY (PCR, BNP PARIBAS LOC)ss+/-               0.29     11/01/2017         2,000,000
     6,275,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
                    NATIONALE PARIS LOC)ss+/-                                            0.29     11/01/2017         6,275,000
       400,000   CALIFORNIA SERIES B (HFFA REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.12     09/01/2028           400,000
     1,500,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.26     07/01/2033         1,500,000
    19,300,000   CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, FIRST
                    SECURITY BANK LOC)ss+/-                                              0.65     11/15/2036        19,300,000
     3,000,000   CALIFORNIA STATE CDA MFHR BAY VISTA MEADOW PARK NN1 (HOUSING
                    REVENUE, FNMA INSURED)ss+/-                                          0.30     12/15/2037         3,000,000
    12,290,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                    WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST COMPANY
                    NA LOC)ss+/-                                                         0.20     05/01/2022        12,290,000
     4,380,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                    REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                      0.35     05/01/2022         4,380,000
     7,700,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                    REVENUE, FSA INSURED)ss+/-                                           0.55     05/01/2022         7,700,000
     9,740,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE, KBC
                    BANK NV LOC)ss+/-                                                    0.10     05/01/2022         9,740,000
    64,915,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                    FIRST SECURITY BANK INSURED)ss+/-                                    0.35     05/01/2017        64,915,000

                   Wells Fargo Advantage Money Market Funds 27


Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    2,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER REVENUE, FSA
                    INSURED)ss+/-                                                        0.60%    05/01/2017   $     2,000,000
     3,995,000   CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN CHASE
                    BANK LOC)ss+/-                                                       0.27     06/01/2016         3,995,000
     8,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX REVENUE,
                    BNP PARIBAS LOC)ss+/-                                                0.15     07/01/2023         8,000,000
    38,605,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C16 (SALES TAX REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                        0.75     07/01/2023        38,605,000
     9,630,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, FGIC INSURED)ss            5.75     10/01/2009         9,754,167
    15,530,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, FGIC INSURED)ss            5.75     10/01/2009        15,730,240
    15,530,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, FGIC INSURED)ss            5.88     10/01/2009        15,731,814
    22,315,000   CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)ss+/-        0.64     04/01/2010        22,315,000
     8,560,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON BANK
                    LOC)ss+/-                                                            0.20     05/01/2040         8,560,000
       425,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
                    AMERICA NA LOC)ss+/-                                                 0.26     05/01/2040           425,000
     3,800,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B4
                    (PROPERTY TAX REVENUE, CITIBANK NA LOC)ss+/-                         0.22     05/01/2034         3,800,000
     2,100,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B5
                    (PROPERTY TAX REVENUE, CITIBANK NA LOC )ss+/-                        0.20     05/01/2034         2,100,000
    12,825,000   CALIFORNIA STATEWIDE CDA (HOSPITAL REVENUE, CITIBANK NA LOC)ss+/-       0.94     08/15/2032        12,825,000
     5,625,000   CALIFORNIA STATEWIDE CDA (PRIVATE SCHOOL REVENUE, ALLIED IRISH
                    BANK PLC LOC)ss+/-                                                   0.45     10/01/2036         5,625,000
     9,880,000   CALIFORNIA STATEWIDE CDA (PRIVATE SCHOOL REVENUE, BANK OF AMERICA
                    NA LOC)ss+/-                                                         0.21     08/01/2033         9,880,000
     5,300,000   CALIFORNIA STATEWIDE CDA 1030 POST STREET APARTMENTS SERIES Y
                    (MFHR, FHLMC INSURED)ss+/-                                           0.33     02/01/2039         5,300,000
     2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                    INSURED)ss+/-                                                        0.42     07/01/2027         2,155,000
     6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)ss+/-       0.33     07/01/2027         6,270,000
     2,745,000   CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B (MFHR,
                    FHLMC INSURED)ss+/-                                                  0.36     11/01/2036         2,745,000
     4,155,000   CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS INCORPORATED
                    (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             0.55     05/01/2035         4,155,000
    36,550,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (OTHER
                    REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.39     04/01/2039        36,550,000
     9,390,000   CALIFORNIA STATEWIDE CDA BELMONT PROJECT SERIES F (MFHR, FNMA
                    LOC)ss+/-                                                            0.31     06/15/2038         9,390,000
     7,180,000   CALIFORNIA STATEWIDE CDA CHADWICK SCHOOL (OTHER REVENUE, ALLIED
                    IRISH BANK PLC LOC)ss+/-                                             0.26     10/01/2029         7,180,000
     4,000,000   CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS SERIES L (MFHR,
                    FHLMC INSURED)ss+/-                                                  0.36     09/01/2040         4,000,000
     6,000,000   CALIFORNIA STATEWIDE CDA CHILDRENS HOSPITAL SERIES C (HCFR, BANK
                    OF AMERICA NA LOC)ss+/-                                              0.12     08/15/2034         6,000,000
     2,000,000   CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA (OTHER
                    REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.55     10/01/2038         2,000,000
     1,925,000   CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
                    REVENUE, FNMA INSURED)ss+/-                                          0.35     12/15/2034         1,925,000
     6,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C (MFHR,
                    FHLMC INSURED)ss+/-                                                  0.30     01/01/2038         6,000,000
     3,310,000   CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING REVENUE,
                    CITIBANK NA LOC)ss+/-                                                0.37     07/01/2038         3,310,000
     5,580,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR, US
                    BANK NA LOC)ss+/-                                                    0.16     11/01/2031         5,580,000
    18,110,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                    (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-                           0.16     12/01/2036        18,110,000
     6,135,000   CALIFORNIA STATEWIDE CDA MARIN HORIZON SCHOOL (PRIVATE SCHOOL
                    REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.55     07/01/2036         6,135,000
     6,500,000   CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A (MFHR, FNMA
                    INSURED)ss+/-                                                        0.25     02/15/2036         6,500,000
    10,700,000   CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS SERIES M
                    (MFHR, FHLMC INSURED)ss+/-                                           0.32     12/01/2034        10,700,000
     3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                    (MFHR, FNMA INSURED)ss+/-                                            0.35     10/15/2030         3,985,000
    12,000,000   CALIFORNIA STATEWIDE CDA MFHR IMPERIAL PARK APARTMENTS SERIES 00
                    (HOUSING REVENUE, FNMA INSURED)ss+/-                                 0.50     11/01/2040        12,000,000
     3,200,000   CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE, FNMA
                    INSURED)ss+/-                                                        0.33     04/15/2035         3,200,000
    11,330,000   CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL SCHOOLS A
                    (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             0.50     05/01/2026        11,330,000
     7,840,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y (MFHR, FNMA
                    INSURED)ss+/-                                                        0.32     08/01/2031         7,840,000

                   28 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
--------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    8,640,000   CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y (MFHR,
                    FNMA INSURED)ss+/-                                                  0.33%     10/15/2030   $     8,640,000
       150,000   CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE, BANK OF AMERICA
                    NA LOC)ss+/-                                                        0.12      07/01/2034           150,000
     5,265,000   CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B (MFHR,
                    FNMA INSURED)ss+/-                                                  0.33      05/15/2037         5,265,000
    15,500,000   CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN
                    CHASE BANK LOC)ss+/-                                                0.49      05/18/2018        15,500,000
     5,665,000   CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT SERIES A
                    (MFHR, FNMA INSURED)ss+/-                                           0.33      05/01/2027         5,665,000
     4,025,000   CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A (HCFR,
                    CITIBANK NA LOC)ss+/-                                               0.25      08/01/2035         4,025,000
     3,375,000   CALIFORNIA STATEWIDE CDA TIGER WOODS LEARNING FOUNDATION (PRIVATE
                    SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.15      07/01/2036         3,375,000
     1,900,000   CALIFORNIA STATEWIDE CDA TOURO UNIVERSITY PROJECT (COLLEGE &
                    UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                   0.20      09/01/2029         1,900,000
    10,000,000   CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
                    UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                0.18      10/01/2045        10,000,000
     4,000,000   CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR PROJECT MM (MFHR, EAST
                    WEST BANK LOC)ss+/-                                                 0.32      11/01/2035         4,000,000
     3,620,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC (MFHR,
                    FNMA INSURED)ss+/-                                                  0.33      11/15/2039         3,620,000
     4,375,000   CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
                    (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.35      11/15/2035         4,375,000
    79,950,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A (OTHER
                    REVENUE, BANK OF NEW YORK LOC)ss+/-                                 0.52      06/01/2039        79,950,000
     1,160,000   CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY CENTER FOR EARLY
                    EDUCATION (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                           0.55      09/01/2031         1,160,000
     4,538,000   CALIFORNIA UNIVERSITY OF SAN FRANCISCO SERIES 2005B (EDUCATIONAL
                    FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.21      10/01/2035         4,538,000
     1,900,000   CASTACIC CA USD COP SCHOOL FACILITIES BRIDGE FUNDING PROGRAM
                    (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-              2.00      09/01/2026         1,900,000
     6,555,000   CENTRAL BASIN CA MUNICIPAL WATER DISTRIBUTION SERIES B (WATER
                    REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            0.26      08/01/2037         6,555,000
     2,100,000   CONCORD CA MFHR (OTHER REVENUE, FHLMC INSURED)ss+/-                    0.45      12/01/2016         2,100,000
    14,500,000   CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR, FHLMC
                    INSURED)ss+/-                                                       0.30      07/01/2036        14,500,000
     3,005,000   CONTRA COSTA COUNTY CA HOUSING AUTHORITY SERIES C (HOUSING
                    REVENUE, FHLMC INSURED)ss+/-                                        0.23      11/15/2017         3,005,000
     2,000,000   CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE, FHLMC INURED)ss+/-       0.28      10/15/2033         2,000,000
     2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94 (MFHR,
                    FNMA INSURED)ss+/-                                                  0.24      11/15/2022         2,000,000
    26,375,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-287 (OTHER REVENUE,
                    MBIA INSURED)ss+/-                                                  0.31      09/01/2037        26,375,000
     5,775,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-445 (PROPERTY TAX
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.41      08/01/2032         5,775,000
     5,142,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-477 (OTHER REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.49      12/01/2024         5,142,000
     8,465,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-448 (OTHER REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.31      07/01/2032         8,465,000
     4,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457 (OTHER REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.31      08/01/2032         4,000,000
    14,406,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (PROPERTY TAX
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.31      08/01/2042        14,406,000
    10,530,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (TAX INCREMENTAL
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.31      02/01/2031        10,530,000
     4,105,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561 (OTHER REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.34      07/01/2031         4,105,000
     5,870,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.31      02/01/2038         5,870,000
     5,505,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.31      08/01/2028         5,505,000
     4,065,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.31      08/01/2031         4,065,000
     2,995,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
                    REVENUE, MBIA INSURED)ss+/-                                         0.31      08/01/2031         2,995,000
     4,520,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630 (PROPERTY TAX
                    REVENUE, MBIA INSURED)ss+/-                                         0.31      02/01/2024         4,520,000

                   Wells Fargo Advantage Money Market Funds 29


Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
--------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$   11,910,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631 (PROPERTY TAX
                    REVENUE, MBIA INSURED)ss+/-                                         0.31%     09/01/2027   $    11,910,000
    11,570,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.31      08/01/2033        11,570,000
     7,570,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
                    REVENUE, MBIA INSURED)ss+/-                                         0.31      06/01/2031         7,570,000
     8,453,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-670 (PROPERTY TAX
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.31      06/01/2028         8,453,000
     2,385,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER REVENUE,
                    AMBAC INSURED)ss+/-                                                 0.34      11/01/2038         2,385,000
     1,690,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER REVENUE,
                    FGIC INSURED)ss+/-                                                  0.31      06/01/2035         1,690,000
     1,025,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575 (OTHER REVENUE,
                    AMBAC INSURED)ss+/-                                                 0.31      09/01/2029         1,025,000
     6,460,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER REVENUE,
                    AMBAC INSURED)ss+/-                                                 0.31      06/01/2028         6,460,000
    22,025,000   EAST BAY CA MUD SERIES A1 (WATER REVENUE)ss+/-                         0.39      06/01/2026        22,025,000
    21,400,000   EAST BAY CA MUD SERIES A2 (WATER REVENUE)ss+/-                         0.39      06/01/2026        21,400,000
    31,500,000   EAST BAY CA MUD SUBSERIES A1 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                    FRANCE LOC)ss+/-                                                    0.40      06/01/2038        31,500,000
    23,320,000   EAST BAY CA MUD SUBSERIES A4 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                    FRANCE LOC)ss+/-                                                    0.40      06/01/2038        23,320,000
     6,950,000   EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                    FRANCE LOC)ss+/-                                                    0.40      06/01/2038         6,950,000
     6,805,000   EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                    FRANCE LOC)ss+/-                                                    0.40      06/01/2027         6,805,000
     3,530,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER COP
                    SERIES D (WATER REVENUE, LLOYDS BANK LOC)ss+/-                      0.16      07/01/2023         3,530,000
     8,260,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER COP
                    SERIES F (WATER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-              0.24      07/01/2038         8,260,000
    10,720,000   ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES B (WATER &
                    SEWER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      0.50      07/01/2035        10,720,000
     9,800,000   FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
                    INSURED)ss+/-                                                       0.33      08/15/2026         9,800,000
    19,805,000   GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION CLASS A (OTHER
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.54      06/01/2045        19,805,000
    18,055,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                    SETTLEMENT EAGLE 20060117 CLASS A (OTHER REVENUE, FGIC
                    INSURED)ss+/-                                                       0.54      06/01/2035        18,055,000
    11,500,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                    SETTLEMENT ROCS RR II R-11432 (OTHER REVENUE, CITIBANK
                    NA LOC)ss+/-                                                        0.59      06/01/2045        11,500,000
    19,085,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                    SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE, CITIBANK
                    NA LOC)ss+/-                                                        0.59      06/01/2045        19,085,000
     4,800,000   HARTNELL CA COMMUNITY COLLEGE DISTRICT SERIES 2966 (PROPERTY TAX
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.54      06/01/2014         4,800,000
     7,400,000   HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
                    (HOUSING REVENUE LOC, FNMA INSURED)ss+/-                            0.24      06/15/2025         7,400,000
     4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94 (MFHR, FGIC
                    INSURED)ss+/-                                                       0.23      07/15/2014         4,000,000
     6,450,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                    (HOUSING REVENUE, US BANK NA LOC)ss+/-                              0.16      08/01/2032         6,450,000
     1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR, FHLMC
                    INSURED)ss+/-                                                       0.24      01/01/2025         1,000,000
     5,190,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (LEASE
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              2.15      02/01/2028         5,190,000
     7,505,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (LEASE
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              2.15      02/01/2038         7,505,000
     4,955,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (OTHER
                    REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                     2.15      02/01/2018         4,955,000
    11,000,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #07-22-A
                    (OTHER REVENUE, KBC BANK NV LOC)ss+/-                               0.10      09/02/2032        11,000,000
    10,730,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #97-17
                    (OTHER REVENUE, STATE STREET BANK & TRUST LOC)ss+/-                 0.10      09/02/2023        10,730,000
     4,000,000   IRVINE RANCH CA WATER DISTRICT BANK OF AMERICA INSURED (WATER &
                    SEWER REVENUE, BANK OF AMERICA NA LOC)ss+/-                         0.12      04/01/2033         4,000,000
    13,610,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3164 (PROPERTY TAX
                    REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.27      08/01/2015        13,610,000
     6,700,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
                    SERIES A (MFHR, FNMA INSURED)ss+/-                                  0.21      02/15/2031         6,700,000

                   30 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
--------------   ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                    PROJECT SERIES C (HOUSING REVENUE, FNMA INSURED)ss+/-               0.25%     12/01/2026   $     5,500,000
     4,000,000   LOMA LINDA CA HOSPITAL LOMA LINDA UNIVERSITY MEDICAL CENTER B
                    (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                     0.27      12/01/2038         4,000,000
    17,000,000   LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B (HEALTHCARE
                    FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.27      12/01/2037        17,000,000
     5,355,000   LOS ANGELES CA (PRIVATE SCHOOL REVENUE, BANK OF AMERICA
                    NA LOC)ss+/-                                                        0.23      08/01/2035         5,355,000
    13,090,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
                    INSURED)ss+/-                                                       0.30      08/01/2018        13,090,000
     4,780,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES 2864 (PROPERTY
                    TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                          0.54      08/01/2014         4,780,000
     7,265,000   LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS
                    PROJECT (HOUSING REVENUE, HSBC USA NA LOC)ss+/-                     0.27      12/01/2038         7,265,000
     6,290,000   LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING PROJECT SERIES A
                    (MFHR, FNMA INSURED)ss+/-                                           0.36      12/15/2034         6,290,000
     4,930,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE REVENUE,
                    ALLIED IRISH BANK PLC LOC)ss+/-                                     0.55      12/01/2035         4,930,000
     2,710,000   LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE REVENUE,
                    ALLIED IRISH BANK PLC LOC)ss+/-                                     0.55      09/01/2036         2,710,000
     5,000,000   LOS ANGELES CA COP SAMUEL A FRYER YAVNEY SERIES A (COLLEGE AND
                    UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.34      08/01/2038         5,000,000
       500,000   LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
                    ALLIED IRISH BANK PLC LOC)ss+/-                                     0.55      07/01/2037           500,000
     2,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES INTERNATIONAL
                    AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE
                    PARIS LOC)ss+/-                                                     0.20      05/15/2020         2,000,000
     9,250,000   LOS ANGELES CA DW&P CLASS A (WATER REVENUE, AMBAC INSURED)ss+/-        0.39      07/01/2035         9,250,000
     7,980,000   LOS ANGELES CA DW&P ROCS RR II-11531 (WATER & SEWER REVENUE, MBIA
                    INSURED)ss+/-                                                       0.42      01/01/2013         7,980,000
    11,600,000   LOS ANGELES CA DW&P SUBSERIES A4 (POWER REVENUE, LLOYDS
                    BANK LOC)ss+/-                                                      0.16      07/01/2035        11,600,000
     4,700,000   LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P (MFHR,
                    CALIFORNIA BANK & TRUST NA LOC)ss+/-                                0.28      04/15/2033         4,700,000
     3,540,000   LOS ANGELES CA MISSION VILLAGE TERRACE APARTMENTS (MFHR, EAST WEST
                    BANK LOC)ss+/-                                                      0.32      07/01/2027         3,540,000
    21,300,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK
                    NA LOC)ss+/-                                                        0.20      07/01/2035        21,300,000
    16,700,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)ss+/-          0.16      07/01/2035        16,700,000
     5,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)ss+/-      0.20      07/01/2035         5,000,000
    10,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)ss+/-          0.20      07/01/2035        10,000,000
     4,610,000   LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC INSURED)ss+/-       0.42      07/01/2015         4,610,000
    39,225,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL DE
                    FRANCE LOC)ss+/-                                                    0.15      07/01/2035        39,225,000
    13,200,000   LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK OF
                    NOVA SCOTIA)ss+/-                                                   0.18      06/01/2028        13,200,000
     2,800,000   LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254 (OTHER REVENUE, MBIA
                    INSURED)ss+/-                                                       0.54      06/01/2013         2,800,000
     7,000,000   LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE,
                 BANK OF AMERICA NA LOC)ss+/-                                           0.21      06/01/2032         7,000,000
     7,340,000   LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE, FIRST
                    SECURITY BANK LOC)ss+/-                                             0.54      01/01/2014         7,340,000
     4,300,000   LOS ANGELES CA WATTS ATHENS APARTMENTS SERIES A (HOUSING REVENUE,
                    FHLB INSURED)ss+/-                                                  0.32      08/15/2030         4,300,000
     2,500,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                    REVENUE, FHLMC INSURED)ss+/-                                        0.50      09/01/2030         2,500,000
     5,100,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES
                    C3 (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)ss+/-               0.17      07/01/2025         5,100,000
     5,000,000   LOS ANGELES CA USD COP ADMINISTRATION BUILDING PROJECT SERIES A
                    (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.23      10/01/2024         5,000,000
     5,065,000   LOS RIOS CA COMMUNITY COLLEGE DISTRICT SERIES 2972 (PROPERTY TAX
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.54      02/01/2013         5,065,000
     9,260,000   MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION REVENUE,
                    STATE STREET BANK & TRUST LOC)ss+/-                                 0.14      10/01/2042         9,260,000
     9,030,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX ALLOCATION
                    REVENUE, AMBAC INSURED)ss+/-                                        0.14      01/01/2031         9,030,000
    10,515,000   METROPOLITAN WATER DISTRICT SOUTHERN CA (WATER REVENUE, CITIBANK
                    NA LOC)ss+/-                                                        0.29      02/01/2015        10,515,000

                   Wells Fargo Advantage Money Market Funds 31


Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$   25,600,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS CLASS A
                    (WATER REVENUE, CITIBANK NA LOC)ss+/-                               0.29%     07/01/2037   $    25,600,000
       700,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                    SERIES C (WATER REVENUE)ss+/-                                       0.18      07/01/2027           700,000
     6,150,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B1
                    (OTHER REVENUE, CITIBANK NA LOC)ss+/-                               0.20      07/01/2028         6,150,000
     7,185,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES C
                    (WATER REVENUE, DEXIA INSURED)ss+/-                                 0.30      10/01/2029         7,185,000
     1,550,000   MONTEREY PENINSULA CA WATER MANAGEMENT DISTRICT
                    (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.25      07/01/2022         1,550,000
    52,520,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
                    PROJECT A (OTHER REVENUE, SCOTIA BANK LOC)ss+/-                     0.20      09/01/2033        52,520,000
    15,750,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK OF
                    AMERICA NA LOC)ss+/-                                                0.26      12/01/2040        15,750,000
    10,100,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A
                    (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-           0.35      07/01/2032        10,100,000
     6,070,000   ORANGE COUNTY CA (HOUSING REVENUE, FNMA INSURED)ss+/-                  0.32      12/15/2028         6,070,000
     4,700,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT ISSUE G SERIES 1
                    (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.23      11/15/2028         4,700,000
     1,500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE ISSUE G SERIES 2
                    (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.23      11/15/2028         1,500,000
     4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
                    PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                        0.24      11/15/2028         4,000,000
    14,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK PLACE
                    APARTMENTS ISSUE A (HOUSING REVENUE, FHLB INSURED)ss+/-             0.31      04/01/2024        14,900,000
     8,619,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
                    POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)ss+/-                    0.24      12/01/2022         8,619,000
       500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
                    (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.23      11/15/2028           500,000
     4,244,000   ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                    01-1 SERIES A (SPECIAL TAX REVENUE, KBC BANK NV LOC)ss+/-           0.12      09/02/2033         4,244,000
     5,060,000   ORANGE COUNTY CA SANITATION DISTRICT SERIES A
                    (LEASE REVENUE)ss+/-                                                0.18      08/01/2029         5,060,000
     1,075,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES 25297
                    (SEWER REVENUE, FIRST SECURITY BANK LOC)ss+/-                       0.54      02/01/2015         1,075,000
    45,800,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B
                    (LEASE REVENUE)ss+/-                                                0.18      08/01/2030        45,800,000
    52,015,000   ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS
                    TSB BANK PLC LOC)ss+/-                                              0.16      08/01/2042        52,015,000
     9,615,000   PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
                    APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-            0.19      12/15/2033         9,615,000
    19,400,000   PITTSBURG CA PUBLIC FINANCING AUTHORITY WATER (WATER REVENUE,
                    ALLIED IRISH BANK PLC LOC)ss+/-                                     0.45      06/01/2035        19,400,000
     7,000,000   RANCHO CA WATER DISTRICT FINANCING AUTHORITY SERIES B (OTHER
                    REVENUE, UBS AG LOC)ss+/-                                           0.19      08/15/2031         7,000,000
       160,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-          0.21      03/01/2037           160,000
     3,245,000   RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.16      04/01/2016         3,245,000
     4,350,000   RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA
                    NA LOC)ss+/-                                                        0.23      10/01/2035         4,350,000
     1,500,000   RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN VIEW APARTMENTS
                    SERIES A (MFHR, REDLANDS FEDERAL S&L LOC)ss+/-                      0.24      08/01/2025         1,500,000
     2,300,000   RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR, BANK
                    OF AMERICA NA LOC)ss+/-                                             0.31      07/05/2014         2,300,000
    14,750,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                    LOC)ss+/-                                                           0.55      02/01/2035        14,750,000
    13,200,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE,
                    DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                              0.55      02/01/2035        13,200,000
     7,500,000   ROSEVILLE CA SPECIAL TAX COMMUNITY DISTRICT #1 HIGHLAND
                    PREREFUNDED (SPECIAL TAX REVENUE)ss                                 6.30      09/01/2009         7,650,000
     7,000,000   SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
                    (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.33      09/15/2036         7,000,000
     5,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE,
                    FNMA INSURED)ss+/-                                                  0.24      07/15/2029         5,000,000

                   32 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    7,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK
                    APARTMENT SERIES I (HOUSING REVENUE, FNMA INSURED)ss+/-             0.32%     05/15/2034   $     7,000,000
     6,835,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR CASCADES
                    SERIES D (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.33      09/15/2035         6,835,000
     9,140,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART APARTMENTS
                    ISSUE E (HOUSING REVENUE, FHLMC INSURED)ss+/-                       0.36      05/01/2042         9,140,000
     6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                    APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-            0.33      02/15/2033         6,000,000
     2,900,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT WINTER
                    SERIES C2 (MFHR, FHLMC INSURED)ss+/-                                0.21      08/01/2034         2,900,000
     4,700,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                    PROJECT ISSUE A (MFHR, FHLMC INSURED)ss+/-                          0.31      12/01/2022         4,700,000
    10,000,000   SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B
                    (MFHR, FNMA INSURED)ss+/-                                           0.21      08/15/2027        10,000,000
     5,800,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY ROCS
                    RR II 11579 (SEWER REVENUE, CITIBANK NA LOC)ss+/-                   0.42      06/01/2030         5,800,000
     6,700,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                    SERIES A (SEWER REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.12      12/01/2036         6,700,000
    13,525,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                    SERIES D (SEWER REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.12      12/01/2039        13,525,000
     5,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                    SUBORDINATE LIEN SACRAMENTO DISTRICT E (SEWER REVENUE,
                    US BANK NA LOC)ss+/-                                                0.20      12/01/2040         5,000,000
     5,050,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                    SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE,
                    CREDIT AGRICOLE INDOSUEZ LOC)ss+/-                                  0.23      12/01/2030         5,050,000
     7,000,000   SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS APARTMENTS
                    PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                        0.33      05/01/2026         7,000,000
     7,319,000   SAN BERNARDINO COUNTY CA COP SERIES A (LEASE REVENUE, BANK
                    OF AMERICA NA LOC)ss+/-                                             0.21      03/01/2024         7,319,000
     5,500,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (WATER
                    REVENUE, UBS AG LOC)ss+/-                                           0.20      08/01/2037         5,500,000
     6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS
                    PROJECT SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-               0.25      05/15/2029         6,115,000
     5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT
                    SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.25      05/15/2029         5,600,000
     4,785,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                    SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-          0.20      04/01/2038         4,785,000
     4,085,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                    SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-          0.15      04/01/2038         4,085,000
    24,000,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                    SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                    LOC)ss+/-                                                           0.35      04/01/2038        24,000,000
     1,545,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873 (WATER REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.54      05/01/2013         1,545,000
     5,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES
                    37D (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                   0.65      05/01/2030         5,000,000
    16,750,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES 37C
                    (AIRPORT REVENUE, FIRST SECURITY BANK LOC)ss+/-                     0.65      05/01/2029        16,750,000
     4,655,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES
                    B (AIRPORT REVENUE)ss+/-                                            0.75      05/01/2029         4,655,000
     5,425,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE CENTER
                    (LEASE REVENUE, STATE STREET BANK & TRUST LOC)ss+/-                 0.21      04/01/2030         5,425,000
     2,700,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
                    SERIES B (MFHR, CITIBANK NA LOC)ss+/-                               0.43      03/01/2036         2,700,000
    40,000,000   SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE CENTER SERIES B1
                    (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.27      12/01/2017        40,000,000
     6,540,000   SAN FRANCISCO CA CITY & COUNTY RDA NOTRE DAME APARTMENTS SERIES G
                    (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                             0.35      12/01/2033         6,540,000
     9,325,000   SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA PLACE SERIES D
                    (MFHR, CITIBANK NA LOC)ss+/-                                        0.43      11/01/2033         9,325,000


                   Wells Fargo Advantage Money Market Funds 33


Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    1,400,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR, FNMA
                    INSURED)ss+/-                                                       0.28%     06/15/2034   $     1,400,000
     3,190,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                    FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                           0.26      08/01/2032         3,190,000
     9,250,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                    FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC
                    BANK NV LOC)ss+/-                                                   0.37      08/01/2036         9,250,000
     3,130,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR LELAND
                    POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)ss+/-         0.43      12/01/2019         3,130,000
     6,250,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY (TOLL ROAD
                    REVENUE)##                                                          0.98      01/01/2010         6,238,608
     8,900,000   SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK OF
                    AMERICA NA LOC)ss+/-                                                0.30      02/01/2037         8,900,000
     9,360,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR, FNMA
                    INSURED)ss+/-                                                       0.43      02/01/2038         9,360,000
     7,100,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (HOUSING REVENUE,
                    BANK OF NEW YORK LOC)ss+/-                                          0.40      08/01/2035         7,100,000
     5,025,000   SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT (MFHR, FNMA
                    INSURED)ss+/-                                                       0.23      07/15/2018         5,025,000
    37,545,000   SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA CREDIT
                    LOCAL DE FRANCE LOC)ss+/-                                           0.35      07/01/2027        37,545,000
    20,750,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE FACILITIES
                    PROJECTS SERIES M (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-      0.23      05/15/2035        20,750,000
     5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
                    SERIES A (MFHR, FNMA INSURED)ss+/-                                  0.24      12/15/2025         5,900,000
     3,120,000   SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING REVENUE, FHLB
                    INSURED)ss+/-                                                       0.32      05/01/2040         3,120,000
    16,440,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE, FHLMC
                    INSURED)ss+/-                                                       0.22      06/01/2010        16,440,000
    17,695,000   SIMI VALLEY CA SERIES A (MFHR)ss+/-                                    0.23      07/01/2023        17,695,000
     5,700,000   SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING REVENUE,
                    FHLMC INSURED)ss+/-                                                 0.31      09/01/2019         5,700,000
    32,900,000   SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT (ELECTRIC REVENUE, KBC
                    BANK NV LOC)ss+/-                                                   0.21      07/01/2036        32,900,000
   118,685,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
                    (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                   0.90      07/01/2019       118,685,000
     9,900,000   SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT PALO VERDE SUB SERIES A
                    (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.24      07/01/2017         9,900,000
     6,000,000   STOCKTON CA HCFR SERIES A (HCFR, CITIBANK NA LOC)ss+/-                 0.18      12/01/2032         6,000,000
     8,220,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484 (PROPERTY
                    TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                          0.94      02/01/2013         8,220,000
    12,460,000   UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
                    SECURITY BANK LOC)ss+/-                                             0.39      05/15/2038        12,460,000
    12,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING REVENUE,
                    EAST WEST BANK LOC)ss+/-                                            0.24      08/01/2037        12,000,000
     7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE,
                    FNMA INSURED)ss+/-                                                  0.25      05/15/2029         7,750,000
     3,200,000   VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-             0.25      07/15/2018         3,200,000
     7,425,000   VAL VERDE CA USD COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                           0.21      03/01/2036         7,425,000
     3,620,000   WALNUT CREEK CA CREEKSIDE DRIVE (HOUSING REVENUE, FHLMC
                    INSURED)ss+/-                                                       0.21      04/01/2027         3,620,000
    10,000,000   WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE,
                    BANK OF AMERICA NA LOC)ss+/-                                        0.28      12/01/2038        10,000,000
     8,340,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-12225 (PROPERTY
                    TAX REVENUE, CITIBANK NA LOC)ss+/-                                  0.39      10/01/2016         8,340,000
                                                                                                                 2,740,394,329
                                                                                                               ---------------
OTHER: 0.46%
     8,030,000   BB&T MUNICIPAL TRUST (LEASE REVENUE, BRANCH BANKING & TRUST
                    LOC)ss+/-                                                           0.24      09/01/2026         8,030,000
     6,000,000   BB&T MUNICIPAL TRUST (OTHER REVENUE, FIRST SECURITY BANK
                    LOC)ss+/-                                                           0.30      08/01/2034         6,000,000
                                                                                                                    14,030,000
                                                                                                               ---------------

                   34 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
PUERTO RICO: 0.92%
$    5,331,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
                    REVENUE, AMBAC INSURED)ss+/-                                        0.32%     08/01/2049   $     5,331,000
    11,000,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA BANK
                    LOC)ss+/-(q)                                                        0.18      07/01/2034        11,000,000
    11,600,000   PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE, WACHOVIA BANK
                    LOC)ss+/-(q)                                                        0.18      07/01/2034        11,600,000
                                                                                                                    27,931,000
                                                                                                               ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,782,355,329)                                                              2,782,355,329
                                                                                                               ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,039,151,329)*                                100.10%                                                  $ 3,039,151,329
OTHER ASSETS AND LIABILITIES, NET                      (0.10)                                                       (2,961,217)
                                                      ------                                                   ---------------
TOTAL NET ASSETS                                      100.00%                                                  $ 3,036,190,112
                                                      ------                                                   ---------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

##   Zero coupon bond. Interest rate presented is yield to maturity.

(q)  Credit enhancement is provided by an affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 35


Portfolio of Investments--August 31, 2009 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
   ---------     ------------------------------------------------------------------   --------   -----------   ---------------
CERTIFICATES OF DEPOSIT: 9.22%
$   41,100,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                             0.45%     10/01/2009   $    41,100,000
   111,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                             0.45      10/05/2009       111,001,047
    80,000,000   BANK OF AMERICA NA                                                     0.31      11/02/2009        80,000,000
    14,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                       0.89      09/08/2009        14,001,172
    14,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                       0.91      09/02/2009        14,000,162
   160,400,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        0.51      04/07/2010       160,400,000
   112,500,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        1.16      06/24/2010       112,500,000
    85,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        1.40      11/04/2009        85,000,000
    78,000,000   BNP PARIBAS (NEW YORK)                                                 0.77      11/12/2009        78,000,000
    54,600,000   CALYON (NEW YORK)                                                      0.55      03/22/2010        54,615,258
    65,000,000   CALYON (NEW YORK)                                                      0.61      02/05/2010        65,005,646
    18,000,000   CALYON (NEW YORK)+/-                                                   0.64      06/29/2010        17,971,963
    56,500,000   CALYON (NEW YORK)                                                      0.66      02/01/2010        56,500,000
    83,000,000   CREDIT AGRICOLE SA                                                     0.43      09/03/2009        83,000,000
    44,000,000   INTESA SANPAOLO SPA                                                    0.37      09/18/2009        44,000,830
    75,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.56      05/10/2010        75,000,000
   150,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.75      07/26/2010       150,000,000
    35,000,000   NATIONAL BANK CANADA (NEW YORK)                                        0.30      11/24/2009        35,000,000
    40,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                       0.30      10/27/2009        40,000,000
    80,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                       0.30      11/03/2009        80,000,000
   190,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                       0.75      11/09/2009       190,000,000
    81,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                     0.90      10/01/2009        81,000,000
    47,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                       0.37      05/05/2011        47,000,000
   162,000,000   SOCIETE GENERALE (NEW YORK)+/-                                         0.43      04/05/2010       162,000,000
    51,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                       0.35      09/17/2009        51,000,678
   165,000,000   UNICREDITO ITALIANO (NEW YORK)+/-                                      0.82      10/14/2009       165,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $2,093,096,756)                                                            2,093,096,756
                                                                                                             ---------------
COMMERCIAL PAPER: 59.14%
    17,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                  0.23      09/24/2009        16,997,502
    22,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                  0.25      09/21/2009        21,996,944
    18,000,000   ACTS RETIREMENT-LIFE##                                                 0.65      10/01/2009        17,990,250
    28,000,000   ALLIED IRISH BANKS NA##++                                              0.42      09/03/2009        27,999,347
    89,000,000   ALLIED IRISH BANKS NA##++                                              0.42      09/04/2009        88,996,885
    47,000,000   ALLIED IRISH BANKS NA##++                                              0.42      09/08/2009        46,996,162
    47,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.75      09/24/2009        46,947,451
    60,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.78      09/18/2009        59,949,567
    65,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.78      09/22/2009        64,932,508
    34,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.78      09/23/2009        33,963,016
    46,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.80      09/09/2009        45,981,600
    66,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.80      09/17/2009        65,947,200
    71,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.85      09/04/2009        70,989,054
    61,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.85      09/14/2009        60,959,249
    40,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.27      10/07/2009        39,989,200
    13,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.30      11/10/2009        12,992,417
    25,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.31      11/04/2009        24,986,222
    17,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.37      10/05/2009        16,994,059
    34,800,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.38      09/02/2009        34,799,633
    14,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.38      10/07/2009        13,994,680
    35,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.25      09/24/2009        34,994,410
     5,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.28      09/01/2009         5,000,000
    40,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.29      11/30/2009        39,971,000
     5,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.30      09/01/2009         5,000,000
    10,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.30      09/02/2009         9,999,917
    20,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.30      09/14/2009        19,997,833

                   36 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$    6,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.30%     10/13/2009   $     5,997,900
    25,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.33      10/05/2009        24,992,208
    11,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.37      09/09/2009        10,999,096
    63,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                 0.51      09/14/2009        62,988,398
    59,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                 0.55      09/08/2009        58,993,690
    64,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                 0.57      09/08/2009        63,992,907
    22,000,000   ARABELLA FINANCE LLC##++(p)                                            0.71      09/04/2009        21,998,698
     9,000,000   ASB FINANCE LIMITED (LONDON)##++                                       0.33      12/02/2009         8,992,410
    40,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                      0.58      11/18/2009        40,000,000
   103,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                      0.63      11/02/2009       103,000,000
    50,000,000   ASB FINANCE LIMITED (LONDON)##++                                       0.68      09/25/2009        49,977,333
     2,000,000   ASB FINANCE LIMITED (LONDON)##++                                       0.95      09/01/2009         2,000,000
    30,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                      1.06      07/09/2010        30,000,000
   175,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                      1.14      06/16/2010       175,000,000
    59,400,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.27      10/02/2009        59,386,190
    53,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.30      11/06/2009        52,970,850
    17,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.32      09/01/2009        17,000,000
     9,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.34      09/28/2009         8,997,705
    42,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.37      09/04/2009        41,998,705
    50,000,000   ATLANTIS ONE FUNDING##++(p)                                            0.30      10/19/2009        49,980,000
     9,750,000   ATLANTIS ONE FUNDING##++(p)                                            0.32      10/21/2009         9,745,667
    47,250,000   ATLANTIS ONE FUNDING##++(p)                                            0.32      10/23/2009        47,228,160
    15,000,000   ATLANTIS ONE FUNDING##++(p)                                            0.32      11/02/2009        14,991,733
    30,000,000   ATLANTIS ONE FUNDING##++(p)                                            0.33      10/13/2009        29,988,450
    28,300,000   BANCO BILBAO VIZCAYA (LONDON)##++                                      0.35      11/24/2009        28,276,888
    47,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                      1.02      11/04/2009        46,914,773
    24,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                      1.02      11/06/2009        23,955,120
    32,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                      1.02      11/10/2009        31,936,533
    21,219,000   BANK OF AMERICA NA##                                                   0.33      11/23/2009        21,202,856
     4,000,000   BANK OF AMERICA NA##                                                   0.65      02/16/2010         3,987,867
    42,000,000   BANK OF MONTREAL##                                                     0.34      10/02/2009        41,987,703
    84,000,000   BANK OF MONTREAL##                                                     0.34      10/08/2009        83,970,647
   100,000,000   BARCLAYS US FUNDING LLC##                                              0.64      03/01/2010        99,678,222
    47,750,000   BARTON CAPITAL LLC#++(p)                                               0.27      10/07/2009        47,737,108
    42,000,000   BASF SE##++                                                            0.60      12/17/2009        41,925,100
    78,750,000   BNZ INTERNATIONAL FUNDING##++                                          0.30      11/03/2009        78,708,656
     7,000,000   BNZ INTERNATIONAL FUNDING##++                                          0.35      11/16/2009         6,994,828
    34,000,000   BNZ INTERNATIONAL FUNDING##++                                          0.45      11/09/2009        33,970,675
    33,000,000   CAFCO LLC##++(p)                                                       0.29      09/23/2009        32,994,253
    30,000,000   CAFCO LLC##++(p)                                                       0.30      11/19/2009        29,980,250
    10,000,000   CAFCO LLC##++(p)                                                       0.35      11/02/2009         9,993,972
    14,000,000   CAFCO LLC##++(p)                                                       0.37      10/13/2009        13,993,957
    31,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.35      10/19/2009        30,985,533
    40,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.47      11/06/2009        39,965,533
    38,250,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.47      11/10/2009        38,215,044
    50,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.65      09/22/2009        49,981,042
    70,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.65      10/02/2009        69,960,819
    10,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.95      12/08/2009         9,974,139
   137,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.95      12/23/2009       136,591,473
    26,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.95      12/29/2009        25,918,353
     4,500,000   CHARTA LLC##++(p)                                                      0.34      10/22/2009         4,497,833
    45,000,000   CHARTA LLC##++(p)                                                      0.34      10/26/2009        44,976,625
    68,000,000   CHARTA LLC##++(p)                                                      0.40      10/06/2009        67,973,556
    34,750,000   CHARTA LLC##++(p)                                                      0.41      10/09/2009        34,734,961
    21,000,000   CIESCO LLC##++(p)                                                      0.25      10/02/2009        20,995,479
    21,750,000   CIESCO LLC##++(p)                                                      0.33      10/08/2009        21,742,623

                   Wells Fargo Advantage Money Market Funds 37


Portfolio of Investments--August 31, 2009 (Unaudited)


CASH INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   23,000,000   CIESCO LLC##++(p)                                                      0.37%     10/20/2009   $    22,988,417
    57,000,000   CIESCO LLC##++(p)                                                      0.40      09/14/2009        56,991,767
     4,000,000   CITIBANK CREDIT CARD ISSUE TRUST##++(p)                                0.27      09/14/2009         3,999,610
    66,550,000   CITIBANK CREDIT CARD ISSUE TRUST##++(p)                                0.40      11/19/2009        66,491,584
    42,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.23      09/25/2009        41,993,560
    19,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.25      09/01/2009        19,000,000
    50,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.25      09/11/2009        49,996,528
    77,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.28      10/13/2009        76,974,847
     8,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.30      10/09/2009         7,997,467
     3,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.45      09/01/2009         3,000,000
    10,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.57      11/20/2009         9,987,333
    35,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.65      11/02/2009        34,960,819
    70,500,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.68      12/01/2009        70,378,818
    34,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.75      09/02/2009        33,999,292
   121,000,000   CRC FUNDING LLC##++(p)                                                 0.27      09/18/2009       120,984,573
    30,000,000   CRC FUNDING LLC##++(p)                                                 0.30      11/19/2009        29,980,250
    33,000,000   CRC FUNDING LLC##++(p)                                                 0.30      11/23/2009        32,977,175
    26,000,000   CRC FUNDING LLC##++(p)                                                 0.32      11/17/2009        25,982,204
     3,000,000   CRC FUNDING LLC##++(p)                                                 0.35      11/02/2009         2,998,192
    46,000,000   CRC FUNDING LLC##++(p)                                                 0.38      10/15/2009        45,978,636
    57,000,000   CRC FUNDING LLC##++(p)                                                 0.41      10/09/2009        56,975,332
     3,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.40      09/22/2009         2,999,300
    17,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.55      11/20/2009        16,979,222
   132,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.60      11/05/2009       131,857,000
    67,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.65      10/13/2009        66,949,192
    49,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.70      10/01/2009        48,971,417
    26,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.77      09/03/2009        25,998,888
    46,000,000   DANSKE CORPORATION##++                                                 0.34      09/25/2009        45,989,573
    37,000,000   DANSKE CORPORATION##++                                                 0.35      09/03/2009        36,999,281
    54,750,000   DANSKE CORPORATION##++                                                 0.53      01/15/2010        54,640,378
   139,000,000   DEXIA DELAWARE LLC##                                                   0.26      09/01/2009       139,000,000
    31,000,000   DNB NOR BANK ASA##++                                                   0.51      09/28/2009        30,988,143
    47,250,000   DNB NOR BANK ASA##++                                                   0.75      09/09/2009        47,242,125
    46,000,000   DNB NOR BANK ASA##++                                                   0.77      09/08/2009        45,993,158
    20,000,000   E. ON AG##++                                                           0.56      11/19/2009        19,975,422
     9,500,000   E. ON AG##++                                                           0.67      09/21/2009         9,496,464
    50,000,000   E. ON AG##++                                                           0.67      09/29/2009        49,973,944
    82,000,000   E. ON AG##++                                                           0.67      10/01/2009        81,954,217
   138,000,000   E. ON AG##++                                                           0.69      09/10/2009       137,976,195
    41,000,000   E. ON AG##++                                                           0.70      09/01/2009        41,000,000
    23,000,000   E. ON AG##++                                                           0.70      09/03/2009        22,999,106
     9,000,000   EBBETS FUNDING LLC##++(p)                                              0.70      10/26/2009         8,990,375
    52,000,000   EBBETS FUNDING LLC##++(p)                                              0.80      09/02/2009        51,998,845
    46,000,000   EBBETS FUNDING LLC##++(p)                                              0.80      09/10/2009        45,990,800
    50,000,000   EBBETS FUNDING LLC##++(p)                                              0.80      09/16/2009        49,983,333
    37,000,000   EBBETS FUNDING LLC##++(p)                                              0.80      09/29/2009        36,976,978
    89,000,000   EBBETS FUNDING LLC##++(p)                                              0.80      10/01/2009        88,940,667
   100,000,000   EKSPORTFINANS ASA##++                                                  0.26      11/30/2009        99,935,000
    85,000,000   EKSPORTFINANS ASA##++                                                  0.40      10/20/2009        84,953,722
   117,500,000   EKSPORTFINANS ASA##++                                                  1.50      09/02/2009       117,495,105
     9,000,000   ENTERPRISE FUNDING LLC##++(p)                                          0.30      12/22/2009         8,991,600
    66,793,000   ENTERPRISE FUNDING LLC##++(p)                                          0.36      09/14/2009        66,784,317
    14,612,000   ENTERPRISE FUNDING LLC##++(p)                                          0.42      01/11/2010        14,589,498
     3,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                     0.27      09/01/2009         3,000,000
    38,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                     0.27      09/14/2009        37,996,295
    34,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                     0.30      09/15/2009        33,996,033

                   38 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
   ---------     ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   21,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                     0.43%     10/01/2009   $    20,992,475
    17,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                     0.21      09/23/2009        16,997,818
    30,000,000   FORTIS BANQUE LUXEMBOURG##                                             0.26      09/11/2009        29,997,833
    43,000,000   FORTIS FUNDING LLC##++                                                 0.25      09/14/2009        42,996,118
    59,000,000   FORTIS FUNDING LLC##++                                                 0.27      09/28/2009        58,988,053
    50,000,000   GDF SUEZ##++                                                           0.22      09/16/2009        49,995,417
     5,000,000   GDF SUEZ##++                                                           0.23      10/01/2009         4,999,042
    25,000,000   GDF SUEZ##++                                                           0.23      10/05/2009        24,994,569
     7,000,000   GDF SUEZ##++                                                           0.26      09/16/2009         6,999,256
    10,000,000   GDF SUEZ##++                                                           0.27      09/15/2009         9,998,950
    15,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                           0.24      09/02/2009        14,999,900
    18,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.22      09/22/2009        17,997,690
    19,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.23      09/22/2009        18,997,451
    22,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.24      09/01/2009        22,000,000
    46,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.24      09/02/2009        45,999,693
    20,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.25      09/09/2009        19,998,889
     4,000,000   GOVCO LLC##++(p)                                                       0.29      11/24/2009         3,997,293
     9,000,000   GOVCO LLC##++(p)                                                       0.35      10/27/2009         8,995,100
    15,250,000   GOVCO LLC##++(p)                                                       0.37      10/22/2009        15,242,006
    12,000,000   GOVCO LLC##++(p)                                                       0.37      11/12/2009        11,991,120
    61,750,000   GOVCO LLC##++(p)                                                       0.40      09/11/2009        61,743,139
    35,700,000   GRAMPIAN FUNDING LLC##++(p)                                            0.54      11/24/2009        35,655,018
    31,800,000   GRAMPIAN FUNDING LLC##++(p)                                            0.56      11/20/2009        31,760,427
    13,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.63      10/09/2009        12,991,355
    62,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.63      10/27/2009        61,939,240
    53,250,000   GRAMPIAN FUNDING LLC##++(p)                                            0.65      10/21/2009        53,201,927
    50,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.66      10/07/2009        49,967,000
    42,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.72      10/02/2009        41,973,960
    27,000,000   ICICI BANK LIMITED##                                                   0.38      09/30/2009        26,991,735
    16,000,000   ING USA FUNDING LLC##                                                  0.17      09/25/2009        15,998,187
    37,000,000   ING USA FUNDING LLC##                                                  0.50      12/08/2009        36,949,639
    50,000,000   IRISH LIFE & PERMANENT##++                                             0.54      09/04/2009        49,997,750
    43,000,000   IRISH LIFE & PERMANENT##++                                             0.54      09/08/2009        42,995,485
    56,000,000   IRISH LIFE & PERMANENT##++                                             0.58      09/01/2009        56,000,000
    57,000,000   IRISH LIFE & PERMANENT##++                                             0.58      09/03/2009        56,998,163
     8,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                  0.23      09/09/2009         7,999,591
   100,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                  0.25      09/18/2009        99,988,194
     6,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                  0.30      10/20/2009         5,997,550
     9,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                  0.31      09/02/2009         8,999,923
    10,000,000   LEXINGTON PARKER CAPITAL##++(p)                                        0.40      09/01/2009        10,000,000
    79,000,000   LEXINGTON PARKER CAPITAL##++(p)                                        0.65      10/14/2009        78,938,665
    73,000,000   LEXINGTON PARKER CAPITAL##++(p)                                        0.75      09/01/2009        73,000,000
    31,000,000   LEXINGTON PARKER CAPITAL##++(p)                                        0.75      09/22/2009        30,986,438
    28,000,000   LIBERTY STREET FUNDING LLC##++(p)                                      0.30      11/02/2009        27,985,533
    32,000,000   LIBERTY STREET FUNDING LLC##++(p)                                      0.37      09/18/2009        31,994,409
     9,000,000   LMA AMERICAS LLC##++(p)                                                0.26      10/21/2009         8,996,750
    13,000,000   LMA AMERICAS LLC##++(p)                                                0.30      10/21/2009        12,994,583
    19,000,000   LOS ANGELES DEPARTMENT OF AIRPORTS##                                   0.55      09/03/2009        18,999,419
     9,000,000   MARKET STREET FUNDING LLC##++(p)                                       0.20      09/23/2009         8,998,900
    42,000,000   MARKET STREET FUNDING LLC##++(p)                                       0.22      09/23/2009        41,994,353
    12,315,000   MARKET STREET FUNDING LLC##++(p)                                       0.28      11/18/2009        12,307,529
    18,532,000   MARKET STREET FUNDING LLC##++(p)                                       0.30      09/08/2009        18,530,919
    59,000,000   MATCHPOINT MASTER TRUST##++(p)                                         0.22      09/28/2009        58,990,265
    11,000,000   MATCHPOINT MASTER TRUST##++(p)                                         0.25      09/08/2009        10,999,465
    41,000,000   MATCHPOINT MASTER TRUST##++(p)                                         0.35      10/05/2009        40,986,447
     8,000,000   METLIFE SHORT TERM FUND##++                                            0.34      09/09/2009         7,999,396

                   Wells Fargo Advantage Money Market Funds 39


Portfolio of Investments--August 31, 2009 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
   ---------     ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   70,000,000   METLIFE SHORT TERM FUND##++                                            0.79%     10/19/2009   $    69,926,267
    54,000,000   METLIFE SHORT TERM FUND##++                                            0.80      10/20/2009        53,941,200
    12,000,000   METLIFE SHORT TERM FUND##++                                            0.90      09/02/2009        11,999,700
    25,500,000   METLIFE SHORT TERM FUND##++                                            0.90      09/16/2009        25,490,438
    29,500,000   METLIFE SHORT TERM FUND##++                                            0.90      09/17/2009        29,488,200
    30,000,000   METLIFE SHORT TERM FUND##++                                            1.00      09/01/2009        30,000,000
    41,253,000   MONT BLANC CAPITAL CORPORATION##++(p)                                  0.24      10/07/2009        41,243,099
    18,250,000   MONT BLANC CAPITAL CORPORATION##++(p)                                  0.29      09/08/2009        18,248,971
    19,000,000   MONTGOMERY COUNTY MD                                                   0.30      10/06/2009        19,000,000
    55,000,000   NATIONAL AUSTRALIA FUNDING DELAWARE INCORPORATED##++                   0.90      10/23/2009        54,928,500
    33,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.37      11/27/2009        32,970,492
    30,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.37      11/30/2009        29,972,250
    30,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.38      11/30/2009        29,971,500
    24,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.47      10/27/2009        23,982,453
    70,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.50      12/28/2009        69,885,278
    54,600,000   NATIONWIDE BUILDING SOCIETY##++                                        0.56      09/18/2009        54,585,561
   197,000,000   NATIXIS COMMERCIAL PAPER##++                                           0.24      09/02/2009       196,998,687
   100,000,000   NATIXIS US FINANCE COMPANY##                                           0.24      09/01/2009       100,000,000
    75,000,000   NATIXIS US FINANCE COMPANY##                                           0.24      09/04/2009        74,998,500
    32,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.32      09/08/2009        31,998,009
    25,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.32      11/17/2009        24,982,889
    16,800,000   OAKLAND-ALAMEDA COUNTY                                                 0.75      09/01/2009        16,800,000
    38,250,000   OLD LINE FUNDING LLC##++(p)                                            0.36      09/21/2009        38,242,350
    13,000,000   PORT OF OAKLAND CA##                                                   0.65      09/09/2009        12,998,122
    39,000,000   PRUDENTIAL PLC##++                                                     0.40      11/12/2009        38,968,800
    42,000,000   PRUDENTIAL PLC##++                                                     0.45      10/13/2009        41,977,950
    17,000,000   PRUDENTIAL PLC##++                                                     0.46      10/27/2009        16,987,836
    14,000,000   PRUDENTIAL PLC##++                                                     0.46      10/29/2009        13,989,624
    22,000,000   PRUDENTIAL PLC##++                                                     0.56      10/08/2009        21,987,338
    84,200,000   PRUDENTIAL PLC##++                                                     0.75      09/15/2009        84,175,442
     8,000,000   RANGER FUNDING COMPANY LLC##++(p)                                      0.30      10/13/2009         7,997,200
    85,000,000   RANGER FUNDING COMPANY LLC##++(p)                                      0.34      12/02/2009        84,926,144
    11,486,000   REGENCY MARKETS # 1 LLC##++(p)                                         0.24      09/16/2009        11,484,851
    23,000,000   REGENCY MARKETS # 1 LLC##++(p)                                         0.25      09/15/2009        22,997,764
    65,000,000   REGENCY MARKETS # 1 LLC##++(p)                                         0.26      09/10/2009        64,995,775
    19,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.38      10/27/2009        18,988,769
    53,052,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.40      09/15/2009        53,043,747
    17,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.50      11/20/2009        16,981,111
    10,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.52      11/05/2009         9,990,611
     8,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.40      09/10/2009         7,999,200
    22,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.43      12/01/2009        21,976,087
    35,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.45      10/13/2009        34,981,625
     3,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.50      11/10/2009         2,997,083
    41,004,000   RHEINGOLD SECURITIZATION##++(p)                                        0.50      11/12/2009        40,962,996
     6,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.55      09/29/2009         5,997,433
     6,000,000   ROMULUS FUNDING CORPORATION##++(p)                                     0.50      09/23/2009         5,998,167
    10,000,000   ROMULUS FUNDING CORPORATION##++(p)                                     0.55      09/29/2009         9,995,722
    10,000,000   ROMULUS FUNDING CORPORATION##++(p)                                     0.64      09/16/2009         9,997,333
   135,000,000   ROMULUS FUNDING CORPORATION##++(p)                                     0.65      09/25/2009       134,941,500
     8,000,000   ROMULUS FUNDING CORPORATION##++(p)                                     0.70      09/01/2009         8,000,000
    74,250,000   SANPAOLO IMI US FINANCIAL COMPANY##                                    0.41      10/30/2009        74,200,108
    62,000,000   SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##            0.65      12/02/2009        61,897,011
    67,000,000   SCALDIS CAPITAL LLC##++(p)                                             0.30      09/03/2009        66,998,884
   115,000,000   SCALDIS CAPITAL LLC##++(p)                                             0.30      09/10/2009       114,991,375
    65,000,000   SCALDIS CAPITAL LLC##++(p)                                             0.30      09/14/2009        64,992,958
    24,000,000   SCALDIS CAPITAL LLC##++(p)                                             0.30      09/15/2009        23,997,200

                   40 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
   ---------     ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   39,500,000   SCALDIS CAPITAL LLC##++(p)                                             0.30%     09/18/2009   $    39,494,404
     9,000,000   SHEFFIELD RECEIVABLES##++(p)                                           0.35      10/05/2009         8,997,025
    37,000,000   SOLITAIRE FUNDING LLC##++(p)                                           0.28      09/21/2009        36,994,244
    95,300,000   SOLITAIRE FUNDING LLC##++(p)                                           0.33      10/19/2009        95,258,068
    43,000,000   SOLITAIRE FUNDING LLC##++(p)                                           0.33      10/20/2009        42,980,686
    13,000,000   SOLITAIRE FUNDING LLC##++(p)                                           0.38      11/24/2009        12,988,473
    77,000,000   SOLITAIRE FUNDING LLC##++(p)                                           0.40      11/17/2009        76,934,122
    95,750,000   STADSHYPOTEK DELAWARE##++                                              0.40      09/02/2009        95,748,936
   110,000,000   STADSHYPOTEK DELAWARE##++                                              0.43      09/03/2009       109,997,372
    97,250,000   STADSHYPOTEK DELAWARE##++                                              0.43      09/30/2009        97,216,314
    10,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.25      11/04/2009         9,995,556
    18,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.25      11/25/2009        17,989,375
    30,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.26      11/20/2009        29,982,667
    60,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.26      11/24/2009        59,963,600
     4,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.27      10/23/2009         3,998,440
     4,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.27      10/26/2009         3,998,350
    15,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.27      11/18/2009        14,991,225
    16,080,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.28      11/05/2009        16,071,871
    29,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.28      11/06/2009        28,985,113
    19,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.28      11/12/2009        18,989,360
    38,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.35      10/09/2009        37,985,961
    40,077,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.36      10/07/2009        40,062,572
     4,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.37      09/01/2009         4,000,000
     7,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.37      09/02/2009         6,999,928
    70,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.37      09/03/2009        69,998,561
    35,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.37      09/04/2009        34,998,921
    70,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.37      09/09/2009        69,994,244
    15,000,000   SURREY FUNDING CORPORATION##++(p)                                      0.26      09/10/2009        14,999,025
    45,000,000   SURREY FUNDING CORPORATION##++(p)                                      0.30      10/09/2009        44,985,750
    28,000,000   SWEDBANK AB##++                                                        0.54      12/02/2009        27,961,360
    81,000,000   SWEDBANK AB##++                                                        0.55      12/15/2009        80,870,062
    64,000,000   SWEDBANK AB##++                                                        0.55      12/22/2009        63,890,489
   103,750,000   SWEDBANK AB##++                                                        0.56      12/17/2009       103,577,314
    74,000,000   SWEDBANK AB##++                                                        0.87      02/09/2010        73,712,078
    74,000,000   SWEDBANK AB##++                                                        0.89      02/16/2010        73,692,653
    50,092,000   TASMAN FUNDING INCORPORATED##++(p)                                     0.65      09/21/2009        50,073,911
     9,000,000   TASMAN FUNDING INCORPORATED##++(p)                                     0.70      10/14/2009         8,992,475
    23,000,000   TASMAN FUNDING INCORPORATED##++(p)                                     0.95      09/04/2009        22,998,179
    16,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.25      09/04/2009        15,999,667
    13,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.28      11/09/2009        12,993,023
    10,549,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.31      11/09/2009        10,542,732
    29,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.38      10/13/2009        28,987,143
   158,764,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.40      09/14/2009       158,741,068
    23,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.40      10/26/2009        22,985,944
     5,023,000   TICONDEROGA FUNDING LLC##++(p)                                         0.23      09/30/2009         5,022,069
    46,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                      0.31      09/04/2009        45,998,812
     5,000,000   TULIP FUNDING CORPORATION##++(p)                                       0.22      09/28/2009         4,999,175
    18,000,000   TULIP FUNDING CORPORATION##++(p)                                       0.25      09/01/2009        18,000,000
    64,000,000   TULIP FUNDING CORPORATION##++(p)                                       0.38      10/13/2009        63,971,627
    24,000,000   UBS FINANCE DELAWARE LLC##                                             0.55      10/28/2009        23,979,100
    95,000,000   UBS FINANCE DELAWARE LLC##                                             0.57      10/13/2009        94,936,825
     5,000,000   UBS FINANCE DELAWARE LLC##                                             0.60      12/30/2009         4,990,000
    15,000,000   UBS FINANCE DELAWARE LLC##                                             0.62      12/30/2009        14,969,000
   150,000,000   UBS FINANCE DELAWARE LLC##                                             0.70      09/14/2009       149,962,083
    81,000,000   UBS FINANCE DELAWARE LLC##                                             0.70      09/16/2009        80,976,375
    80,000,000   UBS FINANCE DELAWARE LLC##                                             0.72      12/04/2009        79,849,600

                   Wells Fargo Advantage Money Market Funds 41


Portfolio of Investments--August 31, 2009 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   30,000,000   UNICREDIT DELAWARE INCORPORATED##++                                    0.60%     12/21/2009   $    29,944,500
   106,000,000   UNICREDIT DELAWARE INCORPORATED##++                                    0.90      12/09/2009       105,737,650
     5,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                0.50      09/24/2009         4,998,403
    67,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                0.55      09/14/2009        66,986,693
    75,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                0.73      11/03/2009        74,904,187
    24,000,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY                               0.22      09/23/2009        24,000,000
    18,000,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY                               0.22      09/24/2009        18,000,000
    27,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                 0.45      09/03/2009        26,999,325
    14,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                 0.45      09/04/2009        13,999,475
    33,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                 0.50      09/01/2009        33,000,000
    28,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                 0.50      09/02/2009        27,999,611
    17,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.22      09/25/2009        16,997,507
    10,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.23      09/24/2009         9,998,531
     4,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/02/2009         3,999,972
    15,013,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/03/2009        15,012,791
    53,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/04/2009        52,998,896
    11,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/08/2009        10,999,465
    18,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/09/2009        17,999,000
    15,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/11/2009        14,998,958
    15,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/14/2009        14,998,646
    14,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/15/2009        13,998,639
    40,000,000   WESTPAC SECURITIES NZ LIMITED##++                                      0.36      10/06/2009        39,986,000
    27,250,000   WESTPAC SECURITIES NZ LIMITED##++                                      0.37      10/07/2009        27,239,917
    60,000,000   WESTPAC SECURITIES NZ LIMITED##++                                      0.37      10/08/2009        59,977,183
    83,000,000   WESTPAC SECURITIES NZ LIMITED##++                                      0.38      10/02/2009        82,972,841
    98,250,000   WESTPAC SECURITIES NZ LIMITED##++                                      0.40      09/15/2009        98,234,717
    75,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                     0.44      08/20/2010        75,000,000
    35,000,000   WESTPAC SECURITIES NZ LIMITED##++                                      0.60      09/14/2009        34,992,417
    28,000,000   WINDMILL FUNDING CORPORATION##++(p)                                    0.25      09/10/2009        27,998,250
     2,000,000   WINDMILL FUNDING CORPORATION##++(p)                                    0.30      10/23/2009         1,999,133
    18,130,000   WINDMILL FUNDING CORPORATION##++(p)                                    0.33      10/22/2009        18,121,524
     8,000,000   YORKTOWN CAPITAL LLC##++(p)                                            0.28      12/16/2009         7,993,402
    15,086,000   YORKTOWN CAPITAL LLC##++(p)                                            0.31      12/16/2009        15,072,230
    27,368,000   YORKTOWN CAPITAL LLC##++(p)                                            0.34      12/02/2009        27,344,220
TOTAL COMMERCIAL PAPER (COST $13,416,427,771)                                                                   13,416,427,771
                                                                                                               ---------------
CORPORATE BONDS & NOTES: 7.79%
    11,470,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                     0.40      11/15/2029        11,470,000
    96,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-            0.42      02/05/2010        96,000,000
   104,000,000   BASF FINANCE EUROPE NV+/-++                                            0.52      11/20/2009       104,000,000
   126,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++           0.46      09/10/2009       126,000,000
    71,000,000   CITIBANK NA+/-                                                         0.65      09/30/2010        71,000,000
   200,000,000   CITIGROUP FUNDING INCORPORATED+/-                                      0.59      07/30/2010       200,083,215
   104,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.71      06/24/2010       104,000,000
   195,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.75      06/04/2010       195,000,000
     4,000,000   CREDIT AGRICOLE SA (LONDON)+/-++                                       0.42      05/28/2010         3,995,416
    15,000,000   CREDIT SUISSE USA INCORPORATED+/-                                      0.75      01/15/2010        15,015,496
    12,220,000   GBG LLC+/-ss++                                                         0.50      09/01/2027        12,220,000
    93,000,000   HSBC USA INCORPORATED+/-                                               0.93      10/15/2009        93,000,000
   155,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                               0.63      09/25/2009       155,000,000
    13,830,000   LTF REAL ESTATE VRDN I LLC+/-ss++                                      0.60      06/01/2033        13,830,000
    49,150,000   MERRILL LYNCH & COMPANY                                                4.79      08/04/2010        50,562,230
    85,200,000   RABOBANK NEDERLAND NV+/-++(i)                                          0.68      10/09/2009        85,200,000
   100,000,000   ROYAL BANK OF CANADA+/-++                                              0.64      10/15/2009       100,000,000
   239,500,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                  1.03      10/09/2009       239,500,000

                   42 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
CORPORATE BONDS & NOTES (continued)
$   26,000,000   SANTANDER US DEBT SA UNIPERSONAL+/-++                                  0.55%     07/23/2010   $    25,919,863
    12,000,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                                 1.43      10/01/2011        12,000,000
    53,000,000   THE NATURE CONSERVANCY+/-++                                            1.77      10/05/2009        53,000,000
TOTAL CORPORATE BONDS & NOTES (COST $1,766,796,220)                                                              1,766,796,220
                                                                                                               ---------------
MEDIUM TERM NOTES: 2.94%
   156,000,000   CITIGROUP FUNDING INCORPORATED+/-                                      0.76      10/22/2009       156,045,240
    20,000,000   EKSPORTFINANS A/S+/-                                                   0.53      08/03/2010        20,000,000
    35,000,000   EKSPORTFINANS A/S+/-                                                   0.73      06/11/2010        35,000,000
    37,000,000   EUROPEAN INVESTMENT BANK                                               0.92      01/26/2010        37,085,470
   210,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                0.32      10/09/2009       210,000,000
   182,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                     1.08      10/19/2009       182,000,000
     2,500,000   THE GOLDMAN SACHS GROUP INCORPORATED                                   7.80      01/28/2010         2,568,292
    25,000,000   US BANCORP+/-                                                          1.05      06/04/2010        25,087,110
TOTAL MEDIUM TERM NOTES (COST $667,786,112)                                                                        667,786,112
                                                                                                               ---------------
MUNICIPAL BONDS & NOTES: 6.74%
    23,700,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CASA DE LAS
                    CAMPANAS A (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss         0.13      09/01/2037        23,700,000
    30,600,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                    CROSSING APARTMENTS SERIES A (HOUSING REVENUE,
                    FNMA INSURED)+/-ss                                                  0.30      12/15/2037        30,600,000
    17,600,000   ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED GROUP (HCFR, RADIAN
                    INSURED)+/-ss                                                       0.15      12/01/2032        17,600,000
    16,775,000   AURORA CO HOSPITAL REF-CHILDRENS HOSPITAL ASSOCIATION PROJECT-B
                    (HEALTH FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss         0.45      12/01/2036        16,775,000
    20,500,000   BLOOMINGTON ASSOCIATES MINNESOTA (HOUSING REVENUE,
                    LASALLE NATIONAL BANK NA LOC)+/-ss                                  0.40      08/01/2037        20,500,000
    20,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                    ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR, NATIXIS
                    LOC)+/-ss                                                           0.16      07/01/2026        20,000,000
    11,900,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH AMERICA
                    SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.45      07/01/2024        11,900,000
    53,510,000   CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY (IDR)+/-ss          0.14      11/01/2026        53,510,000
    22,000,000   CALIFORNIA SERIES I (HFA REVENUE, BANK OF AMERICA NA LOC)+/-ss         0.24      07/01/2035        22,000,000
    17,750,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.26      07/01/2033        17,750,000
    11,395,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                    REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                     0.35      05/01/2022        11,395,000
    13,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7
                    (WATER REVENUE, FSA INSURED)+/-ss                                   0.55      05/01/2022        13,100,000
    31,600,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES REVENUE,
                    FIRST SECURITY BANK LOC)+/-ss                                       0.50      05/01/2022        31,600,000
    48,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                    FIRST SECURITY BANK INSURED)+/-ss                                   0.35      05/01/2017        48,000,000
    14,900,000   CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR APARTMENTS
                    (MFHR, BANK OF AMERICA NA LOC)+/-ss                                 0.30      12/15/2037        14,900,000
    11,337,000   CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES I
                     (MFHR, FNMA INSURED)+/-ss                                          0.32      02/01/2033        11,337,000
     3,000,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y
                     (MFHR, FNMA INSURED)+/-ss                                          0.32      08/01/2031         3,000,000
     5,200,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M
                    (MFHR, FNMA INSURED)+/-ss                                           0.32      08/15/2034         5,200,000
    12,800,000   CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE, BANK OF AMERICA
                    NA LOC)+/-ss                                                        0.12      07/01/2034        12,800,000
    11,000,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
                    (MFHR, FNMA INSURED)+/-ss                                           0.31      10/15/2026        11,000,000
     2,315,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                    BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.14      07/01/2034         2,315,000
    12,485,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                 BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss             0.14      11/01/2035        12,485,000
     9,926,000   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING REVENUE,
                    GO OF AUTHORITY INSURED)+/-ss                                       0.50      10/01/2038         9,926,000

                   Wells Fargo Advantage Money Market Funds 43


Portfolio of Investments--August 31, 2009 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$   23,420,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C1 (OTHER REVENUE,
                    JPMORGAN CHASE BANK LOC)+/-ss                                       0.50%     11/01/2033   $    23,420,000
    66,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
                    SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/-ss                    0.65      05/01/2038        66,000,000
    53,285,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                    PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                   0.40      05/01/2049        53,285,000
    46,000,000   COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK LOC)+/-ss     0.70      11/01/2030        46,000,000
    17,000,000   COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST
                    CORPORATION LOC)+/-ss                                               0.70      11/01/2030        17,000,000
   110,000,000   DENVER COMPANY CITY & COUNTY SCHOOL DISTRICT #1 SERIES A
                    (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-ss                       0.80      12/15/2037       110,000,000
    11,350,000   DICKINSON TX INDEPENDENT SCHOOL DISTRICT SERIES SGA 94 (PROPERTY
                    TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-ss                 0.18      02/15/2028        11,350,000
    12,900,000   FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES C
                    (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.14      10/01/2035        12,900,000
    15,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                    SETTLEMENT EAGLE 20060117 CLASS A (OTHER REVENUE,
                    FGIC INSURED)+/-ss                                                  0.54      06/01/2035        15,000,000
    17,800,000   GULF COAST WASTE DISPOSAL AUTHORITY (OTHER REVENUE, BP PLC
                    GUARANTEE AGREEMENT)+/-ss                                           0.12      07/01/2042        17,800,000
    21,600,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER REVENUE,
                    BANK OF AMERICA NA LOC)+/-ss                                        0.30      05/15/2034        21,600,000
    21,500,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE,
                    BANK OF AMERICA NA LOC)+/-ss                                        0.30      05/15/2034        21,500,000
     8,900,000   ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES B (HOSPITAL
                    REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                              0.13      08/15/2044         8,900,000
    30,080,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                    FHLMC INSURED)+/-ss                                                 0.33      07/01/2035        30,080,000
    15,200,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS SERIES A
                    (MFHR, FHLMC INSURED)+/-ss                                          0.28      10/01/2019        15,200,000
    17,900,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS
                    (HOUSING REVENUE, FHLMC INSURED)+/-ss                               0.50      09/01/2030        17,900,000
    24,825,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
                    (OTHER REVENUE, CITIBANK NA LOC)+/-ss                               0.32      10/01/2031        24,825,000
    14,600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                    CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss      0.20      08/15/2037        14,600,000
     6,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                    CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss      0.20      08/15/2037         6,000,000
     6,825,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE FACILITIES
                    SERIES A (HCFR, FIRST SECURITY BANK LOC)+/-ss                       0.20      08/15/2034         6,825,000
    62,945,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES B1
                    (HCFR, BANK OF NEW YORK LOC)+/-ss                                   0.18      11/15/2034        62,945,000
     4,700,000   MINNESOTA STATE OFFICE OF HIGHER EDUCATION SERIES B
                    (EDUCATIONAL FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.36      12/01/2043         4,700,000
    21,595,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                    BANK OF AMERICA NA LOC)+/-ss                                        0.60      11/01/2028        21,594,048
    29,000,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX REVENUE,
                    DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                              0.65      11/01/2028        29,000,000
    16,700,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE,
                    BANK OF AMERICA NA LOC)+/-ss                                        0.14      02/01/2036        16,700,000
    21,800,000   NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY TAX
                    REVENUE, BANK OF AMERICA NA LOC)+/-ss                               2.26      02/01/2026        21,800,000
    18,000,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
                    (TOLL ROAD REVENUE, SOCIETE GENERALE LOC)+/-ss                      1.80      01/01/2018        18,000,000
    27,500,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                    (OTHER REVENUE, FGIC INSURED)+/-ss                                  0.39      07/15/2036        27,500,000
    17,500,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
                    (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                          0.95      11/01/2041        17,500,000

                   44 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST    MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE           VALUE
------------     ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$   51,730,000   OHIO HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE SECURITIES
                    PROGRAM (HOUSING REVENUE, GNMA INSURED)+/-ss                        0.45%     09/01/2029   $    51,730,000
    25,000,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                    (HOUSING REVENUE, GNMA INSURED)+/-ss                                0.65      09/01/2039        25,000,000
    13,700,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
                    (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.33      06/01/2032        13,700,000
    14,000,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                    JPMORGAN CHASE BANK LOC)+/-ss                                       0.29      11/01/2029        14,000,000
    23,960,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                    LOC)+/-ss                                                           0.21      02/01/2035        23,960,000
     5,000,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS
                    LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA
                    LOC)+/-ss                                                           0.44      10/01/2038         5,000,000
    53,500,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.21      03/01/2037        53,500,000
     6,600,000   RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                    LOC)+/-ss                                                           0.23      10/01/2035         6,600,000
    13,550,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY NATOMAS PARK APARTMENTS
                    ISSUE B (HOUSING REVENUE, FNMA INSURED)+/-ss                        0.31      07/15/2035        13,550,000
     7,945,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS PROJECT
                    ISSUE A (MFHR, FHLMC INSURED)+/-ss                                  0.31      12/01/2022         7,945,000
    10,325,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                 (HOUSING REVENUE, FNMA INSURED)+/-ss                                   0.31      01/15/2033        10,325,000
     7,500,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
                    SERIES B (HOUSING REVENUE, FNMA INSURED)+/-ss                       0.30      01/15/2035         7,500,000
    37,000,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION CA MOSCONE
                    CENTER (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss                 0.20      04/01/2030        37,000,000
     7,700,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR, FNMA
                    INSURED)+/-ss                                                       0.28      06/15/2034         7,700,000
     5,800,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)+/-ss        0.41      09/15/2032         5,800,000
    12,000,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                    (OTHER REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                0.32      06/01/2045        12,000,000
     7,500,000   TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
                    HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss               0.33      07/01/2020         7,500,000
     2,000,000   UMATILLA INDIAN RESERVATION OR CONFEDERATED TRIBES (OTHER REVENUE,
                    BANK OF AMERICA NA LOC)+/-ss                                        0.33      12/01/2028         2,000,000
    32,000,000   VERMONT STUDENT ASSISTANCE CORPORATION EDUCATION LOAN SERIES C-1
                    (OTHER REVENUE, LLOYDS BANK LOC)+/-ss                               0.34      12/15/2040        32,000,000
     2,365,000   WAYNE COUNTY AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE,
                    JPMORGAN CHASE BANK LOC)+/-ss                                       0.34      12/01/2016         2,365,000
     8,000,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY WV UTD HEALTH
                    SYSTEMS SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA
                    LOC)+/-ss                                                          0.14      06/01/2041         8,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $1,528,492,048)                                                              1,528,492,048
                                                                                                               ---------------
REPURCHASE AGREEMENTS: 3.38%
    20,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $20,000,122)                             0.22      09/01/2009        20,000,000
    74,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES  (MATURITY VALUE $74,000,576)                 0.28      09/01/2009        74,000,000
    59,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $59,000,541)                  0.33      09/01/2009        59,000,000
     8,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES  (MATURITY VALUE $8,000,044)                  0.20%     09/01/2009         8,000,000
    74,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $74,000,617)                             0.30      09/01/2009        74,000,000
   197,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                    US GOVERNMENT SECURITIES (MATURITY VALUE $197,001,040)              0.19      09/01/2009       197,000,000
    50,204,035   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                    US GOVERNMENT SECURITIES (MATURITY VALUE $50,204,342)               0.22      09/01/2009        50,204,035

                   Wells Fargo Advantage Money Market Funds 45


Portfolio of Investments--August 31, 2009 (Unaudited)

CASH INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST    MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE           VALUE
------------     ------------------------------------------------------------------   --------   -----------   ---------------
REPURCHASE AGREEMENTS (continued)
$  194,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $194,001,401)                            0.26%    09/01/2009    $   194,000,000
    11,320,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $11,320,069)                             0.22     09/01/2009         11,320,000
    20,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $20,000,122)                             0.22     09/01/2009         20,000,000
    59,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $59,000,508)                             0.31     09/01/2009         59,000,000

TOTAL REPURCHASE AGREEMENTS (COST $766,524,035)                                                                    766,524,035
                                                                                                               ---------------

SECURED MASTER NOTE AGREEMENT: 2.02%
   296,427,000   BANK OF AMERICA SECURITIES LLC+/-ss                                   0.48     09/09/2034        296,427,000
   160,912,000   CITIGROUP GLOBAL MARKET INCORPORATED+/-ss                             0.68     09/09/2049        160,912,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $457,339,000)                                                            457,339,000
                                                                                                               ---------------
TIME DEPOSITS: 10.04%
   213,000,000   BANK OF IRELAND                                                        0.35     09/01/2009        213,000,000
   151,000,000   BANK OF IRELAND                                                        0.60     09/04/2009        151,000,000
   274,000,000   BNP PARIBAS (PARIS)                                                    0.19     09/01/2009        274,000,000
   200,000,000   BRANCH BANKING & TRUST                                                 0.08     09/01/2009        200,000,000
   200,000,000   CITIBANK NA NASSAU                                                     0.19     09/01/2009        200,000,000
   278,000,000   DANSKE BANK A/S COPENHAGEN                                             0.22     09/02/2009        278,000,000
   195,000,000   DEUTSCHE BANK CAYMAN                                                   0.13     09/01/2009        195,000,000
   287,000,000   DEXIA BANK GRAND CAYMAN                                                0.21     09/01/2009        287,000,000
   274,000,000   KBC BANK NV BRUSSELS                                                   0.22     09/01/2009        274,000,000
   207,000,000   SOCIETE GENERALE (PARIS)                                               0.20     09/01/2009        207,000,000

TOTAL TIME DEPOSITS (COST $2,279,000,000)                                                                        2,279,000,000
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $22,975,461,942)*                                                         101.27%                        $22,975,461,942
OTHER ASSETS AND LIABILITIES, NET                                                (1.27)                           (289,182,937)
                                                                                ------                         ---------------
TOTAL NET ASSETS                                                                100.00%                        $22,686,279,005
                                                                                ======                         ===============

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

(i)  Illiquid security.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   46 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                      INTEREST    MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
AGENCY NOTES - DISCOUNT: 30.30%
FEDERAL FARM CREDIT BANK: 1.25%
$   10,000,000   FFCB##                                                                 0.58%     09/08/2009   $     9,998,872
    25,000,000   FFCB##                                                                 0.53      11/13/2009        24,973,132
    80,000,000   FFCB##                                                                 0.65      11/20/2009        79,884,444
    40,000,000   FFCB##                                                                 0.28      11/23/2009        39,974,178
   200,000,000   FFCB##                                                                 0.30      01/04/2010       199,791,667
                                                                                                                   354,622,293
                                                                                                               ---------------
FEDERAL HOME LOAN BANK: 7.19%
    20,000,000   FHLB##                                                                 0.23      09/03/2009        19,999,744
   402,608,000   FHLB##                                                                 0.16      09/04/2009       402,602,800
   250,000,000   FHLB##                                                                 0.20      10/01/2009       249,958,333
   300,000,000   FHLB##                                                                 0.19      10/16/2009       299,930,625
   178,849,000   FHLB##                                                                 0.32      10/28/2009       178,758,383
    79,268,000   FHLB##                                                                 0.32      10/30/2009        79,226,428
    55,000,000   FHLB##                                                                 0.28      11/18/2009        54,966,991
   100,000,000   FHLB##                                                                 0.31      11/18/2009        99,933,917
   250,000,000   FHLB##                                                                 0.30      11/19/2009       249,835,417
    51,527,000   FHLB##                                                                 0.27      11/20/2009        51,496,084
    50,000,000   FHLB##                                                                 0.34      12/07/2009        49,954,194
    75,000,000   FHLB##                                                                 0.27      12/08/2009        74,944,875
   235,000,000   FHLB##                                                                 0.32      01/08/2010       234,730,533
                                                                                                                 2,046,338,324
                                                                                                               ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 7.71%
    35,000,000   FHLMC##                                                                0.25      09/21/2009        34,995,139
   191,150,000   FHLMC##                                                                0.54      09/21/2009       191,092,655
   166,160,000   FHLMC##                                                                0.63      09/21/2009       166,101,844
    80,217,000   FHLMC##                                                                0.27      10/13/2009        80,191,732
   250,000,000   FHLMC##                                                                0.27      10/15/2009       249,917,500
   250,000,000   FHLMC##                                                                0.25      10/20/2009       249,914,931
   184,500,000   FHLMC##                                                                0.27      11/02/2009       184,414,208
    85,796,000   FHLMC##                                                                0.27      11/04/2009        85,754,818
   208,637,000   FHLMC##                                                                0.30      11/09/2009       208,517,034
    50,000,000   FHLMC##                                                                0.34      12/07/2009        49,954,194
   250,000,000   FHLMC##                                                                0.28      12/21/2009       249,784,167
   250,000,000   FHLMC##                                                                0.33      01/04/2010       249,713,542
    99,500,000   FHLMC##                                                                0.28      01/05/2010        99,402,455
    96,100,000   FHLMC##                                                                0.32      01/19/2010        95,980,409
                                                                                                                 2,195,734,628
                                                                                                               ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 14.15%
    72,400,000   FNMA##                                                                 0.25      09/01/2009        72,400,000
    63,899,000   FNMA##                                                                 0.25      09/01/2009        63,899,000
   125,050,000   FNMA##                                                                 0.25      09/01/2009       125,050,000
    33,025,000   FNMA##                                                                 0.25      09/01/2009        33,025,000
   200,000,000   FNMA##                                                                 0.37      09/25/2009       199,950,667
   300,000,000   FNMA##                                                                 0.63      09/25/2009       299,874,000
   178,899,000   FNMA##                                                                 0.18      10/01/2009       178,872,165
   152,362,500   FNMA##                                                                 0.26      10/01/2009       152,329,488
   105,188,000   FNMA##                                                                 0.26      10/01/2009       105,165,209

                   Wells Fargo Advantage Money Market Funds 47


Portfolio of Investments--August 31, 2009 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                      INTEREST    MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  242,330,000    FNMA##                                                                0.27%     10/05/2009   $   242,268,206
   328,282,000    FNMA##                                                                0.32      10/28/2009       328,115,670
   170,375,000    FNMA##                                                                0.30      11/12/2009       170,272,775
    20,000,000    FNMA##                                                                0.34      11/16/2009        19,985,644
   250,000,000    FNMA##                                                                0.25      11/17/2009       249,866,319
    50,000,000    FNMA##                                                                0.25      11/18/2009        49,972,917
    15,750,000    FNMA##                                                                0.23      12/01/2009        15,740,843
    49,250,000    FNMA##                                                                0.23      12/01/2009        49,221,367
    55,000,000    FNMA##                                                                0.34      12/02/2009        54,952,211
    87,950,000    FNMA##                                                                0.27      12/09/2009        87,884,697
   336,653,000    FNMA##                                                                0.32      12/09/2009       336,356,745
   250,000,000    FNMA##                                                                0.28      12/14/2009       249,797,778
   143,000,000    FNMA##                                                                0.37      12/28/2009       142,826,573
   200,000,000    FNMA##                                                                0.30      01/14/2010       199,775,000
   250,000,000    FNMA##                                                                0.32      01/19/2010       249,688,889
   250,000,000    FNMA##                                                                0.32      01/20/2010       249,686,667
   100,000,000    FNMA##                                                                0.32      01/21/2010        99,873,778
                                                                                                                 4,026,851,608
                                                                                                               ---------------
TOTAL AGENCY NOTES - DISCOUNT (COST $8,623,546,853)                                                              8,623,546,853
                                                                                                               ---------------
AGENCY NOTES - INTEREST BEARING: 18.94%
FEDERAL FARM CREDIT BANK: 4.38%
    27,750,000   FFCB                                                                   5.00      09/21/2009        27,819,270
    40,000,000   FFCB+/-                                                                0.11      10/09/2009        39,996,800
    84,070,000   FFCB                                                                   5.00      10/23/2009        84,610,044
    26,000,000   FFCB                                                                   4.13      11/13/2009        26,175,391
   250,000,000   FFCB+/-                                                                0.10      11/16/2009       250,000,000
    11,000,000   FFCB                                                                   2.75      11/20/2009        11,059,190
     3,300,000   FFCB                                                                   4.75      12/07/2009         3,338,421
   200,000,000   FFCB+/-                                                                0.16      01/25/2010       200,000,000
   200,000,000   FFCB+/-                                                                0.19      02/22/2010       199,985,956
    90,000,000   FFCB+/-                                                                0.28      03/01/2010        90,023,185
    20,000,000   FFCB                                                                   1.05      03/18/2010        20,072,105
    66,200,000   FFCB                                                                   2.75      05/04/2010        67,215,577
   100,000,000   FFCB+/-                                                                0.52      07/23/2010       100,000,000
   125,000,000   FFCB+/-                                                                0.21      07/27/2010       125,000,000
                                                                                                                 1,245,295,939
                                                                                                               ---------------
FEDERAL HOME LOAN BANK: 5.07%
   455,000,000   FHLB+/-                                                                0.65      09/10/2009       455,021,458
    28,950,000   FHLB                                                                   2.25      10/02/2009        28,998,427
    24,000,000   FHLB                                                                   3.50      11/03/2009        24,134,710
    47,000,000   FHLB                                                                   4.25      11/20/2009        47,403,976
   190,790,000   FHLB                                                                   5.00      12/11/2009       193,225,953
   100,000,000   FHLB+/-                                                                0.18      12/28/2009        99,985,239
   100,000,000   FHLB+/-                                                                0.40      02/19/2010        99,984,027
   125,000,000   FHLB                                                                   0.55      05/28/2010       125,136,000
   370,000,000   FHLB+/-                                                                0.43      07/27/2010       369,945,379
                                                                                                                 1,443,835,169
                                                                                                               ---------------

                   48 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                      INTEREST    MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 7.70%
$  550,000,000   FHLMC+/-                                                               0.24%     09/18/2009   $   550,004,019
   250,000,000   FHLMC+/-                                                               0.19      09/28/2009       249,995,416
   213,600,000   FHLMC                                                                  4.75      11/03/2009       215,214,294
    11,535,000   FHLMC                                                                  2.68      11/16/2009        11,591,134
    65,000,000   FHLMC                                                                  4.13      11/30/2009        65,607,375
   500,000,000   FHLMC+/-                                                               0.63      09/03/2010       499,883,015
   250,000,000   FHLMC+/-                                                               0.62      09/10/2010       249,923,190
   350,000,000   FHLMC+/-                                                               0.58      09/24/2010       349,925,792
                                                                                                                 2,192,144,235
                                                                                                               ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.79%
   250,000,000   FNMA+/-                                                                0.38      09/03/2009       250,000,000
   200,000,000   FNMA+/-                                                                0.36      10/07/2009       199,996,058
    59,023,000   FNMA                                                                   3.88      12/10/2009        59,587,744
                                                                                                                   509,583,802
                                                                                                               ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $5,390,859,145)                                                      5,390,859,145
                                                                                                               ---------------
CORPORATE BONDS & NOTES: 3.71%
DEPOSITORY INSTITUTIONS: 0.30%
    85,000,000   JPMORGAN CHASE & COMPANY TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-      1.16      12/02/2010        85,713,095
                                                                                                               ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.98%
   145,600,000   CITIGROUP INCORPORATED TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-        1.18      12/09/2010       146,901,957
   130,000,000   GENERAL ELECTRIC CAPITAL CORPORATION TEMPORARY LIQUIDITY
                    GUARANTEE PROGRAM+/-                                                1.26      12/09/2010       131,330,588
                                                                                                                   278,232,545
                                                                                                               ---------------
DOMESTIC BANKS: 2.43%
   228,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-            0.42      02/05/2010       228,000,000
   350,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-            0.66      09/13/2010       350,000,000
   115,000,000   CITIBANK NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-                   0.65      09/30/2010       115,000,000
                                                                                                                   693,000,000
                                                                                                               ---------------
TOTAL CORPORATE BONDS & NOTES (COST $1,056,945,640)                                                              1,056,945,640
                                                                                                               ---------------
AGENCY SECURITIES: 1.78%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.88%
   250,000,000   FHLMC                                                                  6.63      09/15/2009       250,600,582
                                                                                                               ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 0.90%
   199,227,000   FNMA                                                                   6.63      09/15/2009       199,705,627
    54,840,000   FNMA                                                                   7.25      01/15/2010        56,239,704
                                                                                                                   255,945,331
                                                                                                               ---------------
TOTAL AGENCY SECURITIES (COST $506,545,913)                                                                        506,545,913
                                                                                                               ---------------
REPURCHASE AGREEMENTS: 42.47%
   600,000,000   Bank of America NA - 102% Collateralized By US Government
                    Securities (Maturity Value $600,003,367)                            0.22      09/01/2009       600,000,000
   500,000,000   Bank of America Securities LLC - 102% Collateralized By
                    US Government Securities (Maturity Value $500,003,056)              0.22      09/01/2009       500,000,000
 1,000,000,000   Barclays Capital Incorporated - 102% Collateralized By
                    US Government Securities (Maturity Value $1,000,013,333)            0.16      09/03/2009     1,000,000,000
 1,000,000,000   Barclays Capital Incorporated - 102% Collateralized By
                    US Government Securities (Maturity Value $1,000,017,778)            0.16      09/04/2009     1,000,000,000

                   Wells Fargo Advantage Money Market Funds 49


Portfolio of Investments--August 31, 2009 (Unaudited)

GOVERNMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
   ---------     ------------------------------------------------------------------   --------   -----------   ---------------
REPURCHASE AGREEMENTS (continued)
$  500,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $500,003,056)                 0.22%     09/01/2009   $   500,000,000
   750,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $750,006,667)                 0.16      09/02/2009       750,000,000
 2,000,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $2,000,012,222)                          0.22      09/01/2009     2,000,000,000
 1,550,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                    US GOVERNMENT SECURITIES (MATURITY VALUE $1,550,009,472)            0.22      09/01/2009     1,550,000,000
   400,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                    US GOVERNMENT SECURITIES (MATURITY VALUE $400,002,556)              0.23      09/01/2009       400,000,000
   100,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $100,000,583)                            0.21      09/01/2009       100,000,000
    76,700,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $76,700,469)                             0.22      09/01/2009        76,700,000
   875,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED BY
                    US GOVERNMENT SECURITIES (MATURITY VALUE $875,005,347)              0.22      09/01/2009       875,000,000
 1,550,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $1,550,009,472)                          0.22      09/01/2009     1,550,000,000
 1,000,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $1,000,046,667)                          0.21      09/08/2009     1,000,000,000
   100,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $100,000,583)                            0.21      09/01/2009       100,000,000
    84,700,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $84,700,471)                             0.20      09/01/2009        84,700,000
TOTAL REPURCHASE AGREEMENTS (COST $12,086,400,000)                                                              12,086,400,000
                                                                                                               ---------------
COMMERCIAL PAPER: 4.00%
FINANCIAL SERVICES: 4.00%
   100,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##              0.22      09/09/2009        99,995,111
   150,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##              0.22      09/11/2009       149,990,833
   100,000,000   CITIGROUP FUNDING TEMPORARY LIQUIDITY GUARANTEE PROGRAM##              0.22      09/17/2009        99,990,222
   250,000,000   GE CAPITAL TEMPORARY LIQUIDITY GUARANTEE PROGRAM##                     0.40      11/02/2009       249,827,778
    75,192,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.27      11/03/2009        75,156,472
    15,797,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.25      11/04/2009        15,789,979
   117,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.28      11/05/2009       116,940,850
    50,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.28      11/12/2009        49,972,000
    25,196,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.27      11/16/2009        25,181,638
    80,767,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.27      11/17/2009        80,720,357
    25,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.27      11/18/2009        24,985,375
   100,859,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.26      11/19/2009       100,801,454
    50,078,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.26      11/23/2009        50,047,981
TOTAL COMMERCIAL PAPER (COST $1,139,400,050)                                                                     1,139,400,050
                                                                                                               ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $28,803,697,601)*                                                  101.20%                            $28,803,697,601
OTHER ASSETS AND LIABILITIES, NET                                            (1.20)                               (342,493,117)
                                                                            ------                             ---------------
TOTAL NET ASSETS                                                            100.00%                            $28,461,204,484
                                                                            ------                             ---------------

                   50 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

GOVERNMENT MONEY MARKET FUND

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 51


Portfolio of Investments--August 31, 2009 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
--------------   ------------------------------------------------------------------   --------   -----------   ---------------
CERTIFICATES OF DEPOSIT: 8.54%
$   37,000,000   ABBEY NATIONAL TREASURY SERVICE+/-                                     1.01%     07/12/2010   $    37,134,528
    50,000,000   ABBEY NATIONAL TREASURY SERVICES+/-                                    0.72      05/05/2010        50,073,800
    72,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                             0.45      10/01/2009        72,000,000
    60,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                             0.45      10/05/2009        60,000,566
   135,000,000   BANK OF AMERICA NA                                                     0.31      11/02/2009       135,000,000
    22,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                       0.89      09/08/2009        22,001,842
    22,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                       0.91      09/02/2009        22,000,254
    60,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        0.51      04/07/2010        60,000,000
    65,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        1.16      06/24/2010        65,000,000
   124,200,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        1.40      11/04/2009       124,200,000
    57,000,000   BNP PARIBAS (NEW YORK)                                                 0.77      11/12/2009        57,000,000
    50,000,000   CALYON (NEW YORK)                                                      0.55      03/22/2010        50,013,973
    55,000,000   CALYON (NEW YORK)                                                      0.61      02/05/2010        55,004,778
    20,500,000   CALYON (NEW YORK)+/-                                                   0.64      06/29/2010        20,468,069
    46,000,000   CALYON (NEW YORK)                                                      0.66      02/01/2010        46,000,000
    50,000,000   CALYON (NEW YORK)+/-                                                   1.03      07/12/2010        50,146,119
    30,000,000   CALYON (NEW YORK)+/-                                                   1.15      06/03/2010        30,093,717
    19,000,000   CREDIT AGRICOLE SA                                                     0.43      09/03/2009        19,000,000
    32,000,000   INTESA SANPAOLO SPA                                                    0.37      09/18/2009        32,000,603
    75,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.56      05/10/2010        75,000,000
    60,000,000   LLOYDS TSB BANK PLC (NEW YORK)                                         0.62      11/09/2009        59,998,837
   150,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.75      07/26/2010       150,000,000
   129,000,000   NATIONAL BANK CANADA (NEW YORK)                                        0.30      11/24/2009       129,000,000
    43,750,000   NATIONAL CITY BANK+/-                                                  0.61      01/21/2010        43,652,551
    65,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                       0.30      10/27/2009        65,000,000
    70,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                       0.30      11/03/2009        70,000,000
   128,100,000   RABOBANK NEDERLAND NV (NEW YORK)                                       0.75      11/09/2009       128,100,000
    28,500,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                     0.90      10/01/2009        28,500,000
    75,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                       0.37      05/05/2011        75,000,000
   113,500,000   SOCIETE GENERALE (NEW YORK)+/-                                         0.43      04/05/2010       113,500,000
    49,700,000   SVENSKA HANDELSBANKEN (NEW YORK)                                       0.35      09/17/2009        49,700,661
   105,000,000   UNICREDITO ITALIANO (NEW YORK)+/-                                      0.82      10/14/2009       105,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $2,099,590,298)                                                              2,099,590,298
                                                                                                               ---------------
COMMERCIAL PAPER: 65.06%
    18,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                  0.23      09/24/2009        17,997,355
    23,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                  0.25      09/21/2009        22,996,806
    29,000,000   ALLIED IRISH BANKS NA##++                                              0.42      09/03/2009        28,999,323
    98,000,000   ALLIED IRISH BANKS NA##++                                              0.42      09/04/2009        97,996,570
    51,000,000   ALLIED IRISH BANKS NA##++                                              0.42      09/08/2009        50,995,835
    49,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.75      09/24/2009        48,945,215
    62,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.78      09/18/2009        61,947,886
   130,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.78      09/22/2009       129,865,017
    34,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.78      09/23/2009        33,963,016
    45,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.80      09/09/2009        44,982,000
    67,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.80      09/17/2009        66,946,400
    61,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.85      09/04/2009        60,990,596
    38,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.85      09/14/2009        37,974,614
     6,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.27      10/07/2009         5,998,380
    17,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.30      11/10/2009        16,990,083
    14,750,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.31      11/04/2009        14,741,871
    14,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.37      10/05/2009        13,995,108
    82,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.38      09/02/2009        81,999,134
    40,750,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.38      09/16/2009        40,743,548
    14,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.38      10/07/2009        13,994,680
    52,250,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.25      09/24/2009        52,241,655

                   52 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
--------------   ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   55,020,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.28%     09/01/2009   $    55,020,000
    13,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.29      11/30/2009        12,990,575
     8,400,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.30      09/01/2009         8,400,000
    10,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.30      09/02/2009         9,999,917
    10,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.30      10/13/2009         9,996,500
    10,500,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.37      09/09/2009        10,499,137
    12,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.38      10/26/2009        11,993,033
    38,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                 0.51      09/14/2009        37,993,002
    29,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                 0.55      09/08/2009        28,996,899
    60,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                 0.57      09/08/2009        59,993,350
    24,000,000   ARABELLA FINANCE LLC##++(p)                                            0.71      09/04/2009        23,998,580
    36,000,000   ASB FINANCE LIMITED (LONDON)##++                                       0.33      11/09/2009        35,977,230
    72,500,000   ASB FINANCE LIMITED (LONDON)##++                                       0.33      12/02/2009        72,438,859
    37,000,000   ASB FINANCE LIMITED (LONDON)##++                                       0.37      11/30/2009        36,965,775
    13,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                      0.58      11/18/2009        13,000,000
    70,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                      0.63      11/02/2009        70,000,000
    25,000,000   ASB FINANCE LIMITED (LONDON)##++                                       0.68      09/25/2009        24,988,667
     7,000,000   ASB FINANCE LIMITED (LONDON)##++                                       0.95      09/01/2009         7,000,000
    63,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                      1.06      07/09/2010        63,000,000
    40,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                      1.14      06/16/2010        40,000,000
    54,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.27      10/02/2009        53,987,445
     8,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.30      11/06/2009         7,995,600
    16,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.32      09/01/2009        16,000,000
     8,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.34      09/28/2009         7,997,960
    50,750,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.35      01/05/2010        50,687,831
    32,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.37      09/04/2009        31,999,013
    35,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       1.10      09/18/2009        34,981,819
    37,000,000   ATLANTIS ONE FUNDING##++(p)                                            0.30      10/19/2009        36,985,200
    69,500,000   ATLANTIS ONE FUNDING##++(p)                                            0.32      10/19/2009        69,470,347
    53,000,000   ATLANTIS ONE FUNDING##++(p)                                            0.32      10/21/2009        52,976,444
    72,000,000   ATLANTIS ONE FUNDING##++(p)                                            0.32      10/23/2009        71,966,720
    75,000,000   ATLANTIS ONE FUNDING##++(p)                                            0.32      11/02/2009        74,958,667
    24,000,000   ATLANTIS ONE FUNDING##++(p)                                            0.33      10/13/2009        23,990,760
     5,000,000   ATLANTIS ONE FUNDING##++(p)                                            0.33      10/14/2009         4,998,029
    50,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                      0.35      11/24/2009        49,959,167
    70,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                      1.02      11/04/2009        69,873,067
    23,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                      1.02      11/06/2009        22,956,990
    30,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                      1.02      11/10/2009        29,940,500
    32,000,000   BANK OF AMERICA NA##                                                   0.33      11/23/2009        31,975,653
     5,000,000   BANK OF AMERICA NA##                                                   0.65      02/16/2010         4,984,833
    40,000,000   BANK OF MONTREAL##                                                     0.34      10/02/2009        39,988,289
    81,000,000   BANK OF MONTREAL##                                                     0.34      10/08/2009        80,971,695
   124,750,000   BARCLAYS US FUNDING LLC##                                              0.64      03/01/2010       124,348,582
     9,000,000   BASF SE##++                                                            0.52      01/14/2010         8,982,450
    49,250,000   BASF SE##++                                                            0.55      01/14/2010        49,148,422
    33,250,000   BASF SE##++                                                            0.60      12/17/2009        33,190,704
    12,000,000   BNZ INTERNATIONAL FUNDING##++                                          0.30      11/03/2009        11,993,700
    50,000,000   BNZ INTERNATIONAL FUNDING##++                                          0.35      11/16/2009        49,963,056
    32,000,000   BNZ INTERNATIONAL FUNDING##++                                          0.45      11/09/2009        31,972,400
    15,000,000   BRYANT PARK FUNDING LLC##++(p)                                         0.25      09/02/2009        14,999,896
    40,000,000   CAFCO LLC##++(p)                                                       0.29      09/23/2009        39,993,033
    15,000,000   CAFCO LLC##++(p)                                                       0.29      09/17/2009        14,998,067
    66,000,000   CAFCO LLC##++(p)                                                       0.30      11/19/2009        65,956,550
   104,000,000   CAFCO LLC##++(p)                                                       0.35      11/02/2009       103,937,311
    17,600,000   CAFCO LLC##++(p)                                                       0.37      10/13/2009        17,592,403
    19,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.35      10/19/2009        18,991,133

                   Wells Fargo Advantage Money Market Funds 53


Portfolio of Investments--August 31, 2009 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                      INTEREST    MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   39,750,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.47%     11/06/2009   $    39,715,749
    60,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.47      11/10/2009        59,945,167
    59,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.55      10/13/2009        58,962,142
    37,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.62      09/09/2009        36,994,902
    15,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.64      09/18/2009        14,995,467
    40,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.65      09/22/2009        39,984,834
    50,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.95      12/08/2009        49,870,694
    66,700,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.95      12/23/2009        66,501,104
    46,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.95      12/29/2009        45,855,547
    31,730,000   CHARTA LLC##++(p)                                                      0.29      09/17/2009        31,725,910
    41,000,000   CHARTA LLC##++(p)                                                      0.34      10/22/2009        40,980,252
    37,000,000   CHARTA LLC##++(p)                                                      0.34      10/26/2009        36,980,781
    17,520,000   CHARTA LLC##++(p)                                                      0.37      10/22/2009        17,510,817
    28,250,000   CHARTA LLC##++(p)                                                      0.38      10/15/2009        28,236,879
    63,500,000   CHARTA LLC##++(p)                                                      0.40      10/06/2009        63,475,306
    43,000,000   CHARTA LLC##++(p)                                                      0.41      10/09/2009        42,981,391
    79,750,000   CHARTA LLC##++(p)                                                      0.42      09/18/2009        79,734,183
    27,000,000   CIESCO LLC##++(p)                                                      0.25      10/02/2009        26,994,187
    40,000,000   CIESCO LLC##++(p)                                                      0.33      10/08/2009        39,986,433
    17,000,000   CIESCO LLC##++(p)                                                      0.35      10/09/2009        16,993,719
    24,000,000   CIESCO LLC##++(p)                                                      0.37      10/20/2009        23,987,913
    99,500,000   CIESCO LLC##++(p)                                                      0.40      09/23/2009        99,475,678
     4,000,000   CITIBANK CREDIT CARD ISSUE TRUST##++(p)                                0.27      09/14/2009         3,999,610
    87,000,000   CITIBANK CREDIT CARD ISSUE TRUST##++(p)                                0.40      11/19/2009        86,923,633
    43,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.23      09/25/2009        42,993,407
    20,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.25      09/01/2009        20,000,000
    46,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.25      09/11/2009        45,996,806
    93,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.28      10/13/2009        92,969,620
    37,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.30      10/07/2009        36,988,900
    84,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.30      10/09/2009        83,973,400
    38,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.30      11/16/2009        37,975,933
     2,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.45      09/01/2009         2,000,000
    11,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.57      11/20/2009        10,986,067
    12,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.65      10/13/2009        11,990,900
    32,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.65      11/02/2009        31,964,178
    55,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.68      12/01/2009        54,905,461
    50,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.75      09/02/2009        49,998,958
    66,000,000   CRC FUNDING LLC##++(p)                                                 0.30      11/19/2009        65,956,550
    51,000,000   CRC FUNDING LLC##++(p)                                                 0.30      11/23/2009        50,964,725
    33,000,000   CRC FUNDING LLC##++(p)                                                 0.32      11/17/2009        32,977,413
    29,700,000   CRC FUNDING LLC##++(p)                                                 0.35      11/02/2009        29,682,097
    33,000,000   CRC FUNDING LLC##++(p)                                                 0.38      10/15/2009        32,984,673
    72,000,000   CRC FUNDING LLC##++(p)                                                 0.41      10/09/2009        71,968,840
     3,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.40      09/22/2009         2,999,300
    25,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.55      11/20/2009        24,969,444
    35,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.60      11/05/2009        34,962,083
    64,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.65      10/13/2009        63,951,467
    40,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.70      10/01/2009        39,976,667
   128,750,000   DANSKE CORPORATION##++                                                 0.34      09/25/2009       128,720,817
    27,214,000   DANSKE CORPORATION##++                                                 0.35      09/03/2009        27,213,471
    14,000,000   DANSKE CORPORATION##++                                                 0.53      01/15/2010        13,971,969
   146,000,000   DEXIA DELAWARE LLC##                                                   0.26      09/01/2009       146,000,000
    19,000,000   DNB NOR BANK ASA##++                                                   0.51      09/28/2009        18,992,733
    45,000,000   DNB NOR BANK ASA##++                                                   0.75      09/09/2009        44,992,500
    70,000,000   DNB NOR BANK ASA##++                                                   0.77      09/08/2009        69,989,588
    22,000,000   E.ON AG##++                                                            0.56      11/19/2009        21,972,964

                   54 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                      INTEREST    MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE           VALUE
------------     ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$    9,975,000   E.ON AG##++                                                            0.59%     11/02/2009   $     9,964,864
    50,000,000   E.ON AG##++                                                            0.67      09/21/2009        49,981,389
    64,750,000   E.ON AG##++                                                            0.67      09/22/2009        64,724,694
   100,000,000   E.ON AG##++                                                            0.67      10/01/2009        99,944,167
    44,000,000   E.ON AG##++                                                            0.70      09/01/2009        44,000,000
    20,000,000   E.ON AG##++                                                            0.70      09/03/2009        19,999,222
     5,000,000   EBBETS FUNDING LLC##++(p)                                              0.70      10/26/2009         4,994,653
    68,000,000   EBBETS FUNDING LLC##++(p)                                              0.80      09/02/2009        67,998,489
    79,000,000   EBBETS FUNDING LLC##++(p)                                              0.80      09/16/2009        78,973,667
   129,500,000   EBBETS FUNDING LLC##++(p)                                              0.80      09/28/2009       129,422,300
    20,000,000   EBBETS FUNDING LLC##++(p)                                              0.80      09/29/2009        19,987,556
    18,000,000   EBBETS FUNDING LLC##++(p)                                              0.80      10/01/2009        17,988,000
    45,000,000   EKSPORTFINANS ASA##++                                                  0.26      11/30/2009        44,970,750
    30,000,000   EKSPORTFINANS ASA##++                                                  0.38      10/22/2009        29,983,850
    71,000,000   EKSPORTFINANS ASA##++                                                  0.40      10/20/2009        70,961,344
   132,000,000   EKSPORTFINANS ASA##++                                                  1.50      09/02/2009       131,994,500
    74,775,000   ENTERPRISE FUNDING LLC##++(p)                                          0.30      12/22/2009        74,705,210
    11,500,000   ENTERPRISE FUNDING LLC##++(p)                                          0.31      10/05/2009        11,496,633
    31,000,000   ENTERPRISE FUNDING LLC##++(p)                                          0.42      01/11/2010        30,952,260
     3,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                     0.27      09/01/2009         3,000,000
    46,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                     0.27      09/14/2009        45,995,515
     6,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                     0.30      09/15/2009         5,999,300
    17,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                     0.43      10/01/2009        16,993,908
    18,768,000   FAIRWAY FINANCE CORPORATION##++(p)                                     0.21      09/23/2009        18,765,591
    24,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                     0.30      11/03/2009        23,987,400
    30,000,000   FORTIS BANQUE LUXEMBOURG##                                             0.26      09/11/2009        29,997,833
    41,000,000   FORTIS FUNDING LLC##++                                                 0.25      09/14/2009        40,996,299
    63,700,000   FORTIS FUNDING LLC##++                                                 0.27      09/28/2009        63,687,101
    50,000,000   GDF SUEZ##++                                                           0.22      09/16/2009        49,995,417
    36,500,000   GDF SUEZ##++                                                           0.23      10/01/2009        36,493,004
    38,000,000   GDF SUEZ##++                                                           0.23      10/05/2009        37,991,746
    11,000,000   GDF SUEZ##++                                                           0.26      09/16/2009        10,998,831
    12,000,000   GDF SUEZ##++                                                           0.27      09/15/2009        11,998,740
    15,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                           0.24      09/02/2009        14,999,900
    25,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.22      09/22/2009        24,996,792
    20,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.23      09/22/2009        19,997,317
    20,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.24      09/01/2009        20,000,000
    44,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.24      09/02/2009        43,999,707
    39,250,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.25      09/09/2009        39,247,819
    32,000,000   GOVCO LLC##++(p)                                                       0.29      11/24/2009        31,978,347
    22,000,000   GOVCO LLC##++(p)                                                       0.33      11/16/2009        21,984,673
    43,000,000   GOVCO LLC##++(p)                                                       0.34      11/18/2009        42,968,323
    50,000,000   GOVCO LLC##++(p)                                                       0.37      10/19/2009        49,975,333
    57,000,000   GOVCO LLC##++(p)                                                       0.37      10/22/2009        56,970,122
    24,000,000   GOVCO LLC##++(p)                                                       0.37      11/12/2009        23,982,240
    50,000,000   GOVCO LLC##++(p)                                                       0.40      09/11/2009        49,994,444
    75,000,000   GOVCO LLC##++(p)                                                       0.40      09/23/2009        74,981,667
    45,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.54      11/24/2009        44,943,300
   164,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.56      11/20/2009       163,795,911
    39,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.63      10/09/2009        38,974,065
    34,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.63      10/27/2009        33,966,680
    69,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.65      10/21/2009        68,937,708
    20,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.66      10/07/2009        19,986,800
    18,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.72      10/02/2009        17,988,840
    46,500,000   ICICI BANK LIMITED##                                                   0.38      09/30/2009        46,485,766

                   Wells Fargo Advantage Money Market Funds 55


Portfolio of Investments--August 31, 2009 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                      INTEREST    MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE           VALUE
------------     ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   17,000,000   ING USA FUNDING LLC##                                                  0.17%     09/25/2009   $    16,998,073
   103,000,000   ING USA FUNDING LLC##                                                  0.50      12/08/2009       102,859,806
    53,000,000   IRISH LIFE & PERMANENT##++                                             0.54      09/04/2009        52,997,615
    45,000,000   IRISH LIFE & PERMANENT##++                                             0.54      09/08/2009        44,995,275
    58,000,000   IRISH LIFE & PERMANENT##++                                             0.58      09/01/2009        58,000,000
    58,000,000   IRISH LIFE & PERMANENT##++                                             0.58      09/03/2009        57,998,131
     7,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                  0.23      09/09/2009         6,999,642
     9,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                  0.30      10/20/2009         8,996,325
    26,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                  0.31      09/02/2009        25,999,776
    10,000,000   LEXINGTON PARKER CAPITAL##++(p)                                        0.40      09/01/2009        10,000,000
    71,000,000   LEXINGTON PARKER CAPITAL##++(p)                                        0.65      10/14/2009        70,944,876
    50,000,000   LEXINGTON PARKER CAPITAL##++(p)                                        0.65      11/03/2009        49,943,125
    98,000,000   LEXINGTON PARKER CAPITAL##++(p)                                        0.75      09/01/2009        98,000,000
    25,000,000   LIBERTY STREET FUNDING LLC##++(p)                                      0.22      09/28/2009        24,995,875
    45,650,000   LMA AMERICAS LLC##++(p)                                                0.26      10/21/2009        45,633,515
   134,000,000   LMA AMERICAS LLC##++(p)                                                0.30      10/21/2009       133,944,167
    72,100,000   LMA AMERICAS LLC##++(p)                                                0.33      10/27/2009        72,062,989
    18,615,000   LOS ANGELES DEPARTMENT OF AIRPORTS##                                   0.55      09/03/2009        18,614,431
    10,000,000   MARKET STREET FUNDING LLC##++(p)                                       0.20      09/23/2009         9,998,778
    63,250,000   MARKET STREET FUNDING LLC##++(p)                                       0.22      09/23/2009        63,241,496
    62,000,000   MARKET STREET FUNDING LLC##++(p)                                       0.28      11/18/2009        61,962,387
   167,000,000   MATCHPOINT MASTER TRUST##++(p)                                         0.22      09/28/2009       166,972,445
    20,000,000   MATCHPOINT MASTER TRUST##++(p)                                         0.25      09/08/2009        19,999,028
    39,000,000   MATCHPOINT MASTER TRUST##++(p)                                         0.35      10/05/2009        38,987,108
     7,000,000   METLIFE SHORT TERM FUND##++                                            0.34      09/09/2009         6,999,471
    55,000,000   METLIFE SHORT TERM FUND##++                                            0.62      11/05/2009        54,938,431
    64,750,000   METLIFE SHORT TERM FUND##++                                            0.79      10/19/2009        64,681,797
    40,000,000   METLIFE SHORT TERM FUND##++                                            0.80      10/20/2009        39,956,444
    29,000,000   METLIFE SHORT TERM FUND##++                                            0.90      09/02/2009        28,999,275
    18,000,000   METLIFE SHORT TERM FUND##++                                            0.90      09/16/2009        17,993,250
    34,000,000   METLIFE SHORT TERM FUND##++                                            0.90      09/17/2009        33,986,400
    19,000,000   METLIFE SHORT TERM FUND##++                                            1.00      09/01/2009        19,000,000
    61,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                  0.24      10/07/2009        60,985,360
    18,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                  0.29      09/08/2009        17,998,985
    42,000,000   MONTGOMERY COUNTY MD                                                   0.30      10/06/2009        42,000,000
    51,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.37      11/27/2009        50,954,397
    46,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.37      11/30/2009        45,957,450
    66,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.38      11/30/2009        65,937,300
    28,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.47      10/27/2009        27,979,529
    22,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.50      12/28/2009        21,963,944
    20,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.56      09/18/2009        19,994,711
   165,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.65      09/08/2009       164,979,146
   207,000,000   NATIXIS COMMERCIAL PAPER##++                                           0.24      09/02/2009       206,998,620
   105,000,000   NATIXIS US FINANCE COMPANY##                                           0.24      09/01/2009       105,000,000
    80,000,000   NATIXIS US FINANCE COMPANY##                                           0.24      09/04/2009        79,998,400
    24,980,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.32      09/08/2009        24,978,446
    33,700,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.32      11/17/2009        33,676,934
    45,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.35      10/21/2009        44,978,125
    19,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.35      10/23/2009        18,990,394
    17,000,000   OAKLAND-ALAMEDA COUNTY                                                 0.75      09/01/2009        17,000,000
    29,000,000   OLD LINE FUNDING LLC##++(p)                                            0.36      09/21/2009        28,994,200
    46,000,000   PRUDENTIAL PLC##++                                                     0.40      11/12/2009        45,963,200
    60,000,000   PRUDENTIAL PLC##++                                                     0.43      10/29/2009        59,958,433
    35,000,000   PRUDENTIAL PLC##++                                                     0.45      10/13/2009        34,981,625
    14,000,000   PRUDENTIAL PLC##++                                                     0.46      10/27/2009        13,989,982

                   56 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   19,000,000   PRUDENTIAL PLC##++                                                      0.46%    10/29/2009   $    18,985,919
    25,000,000   PRUDENTIAL PLC##++                                                      0.55     10/05/2009        24,987,014
    16,000,000   PRUDENTIAL PLC##++                                                      0.56     10/08/2009        15,990,791
    15,000,000   PRUDENTIAL PLC##++                                                      0.57     09/23/2009        14,994,775
    50,000,000   PRUDENTIAL PLC##++                                                      0.58     09/29/2009        49,977,444
    68,000,000   PRUDENTIAL PLC##++                                                      0.75     09/15/2009        67,980,167
    14,000,000   RANGER FUNDING COMPANY LLC##++(p)                                       0.30     10/13/2009        13,995,100
   100,000,000   RANGER FUNDING COMPANY LLC##++(p)                                       0.30     11/10/2009        99,941,667
    51,450,000   RANGER FUNDING COMPANY LLC##++(p)                                       0.33     09/02/2009        51,449,528
   111,250,000   RANGER FUNDING COMPANY LLC##++(p)                                       0.34     12/02/2009       111,153,336
    14,000,000   REGENCY MARKETS # 1 LLC##++(p)                                          0.24     09/16/2009        13,998,600
    23,000,000   REGENCY MARKETS # 1 LLC##++(p)                                          0.25     09/15/2009        22,997,764
    64,000,000   REGENCY MARKETS # 1 LLC##++(p)                                          0.26     09/10/2009        63,995,840
    28,483,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                                0.38     10/27/2009        28,466,163
     8,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                                0.40     09/15/2009         7,998,756
    21,350,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                                0.50     11/20/2009        21,326,278
    98,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                                0.52     11/05/2009        97,907,989
     5,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                                0.63     09/21/2009         4,998,250
     5,000,000   RHEINGOLD SECURITIZATION##++(p)                                         0.33     09/25/2009         4,998,900
    35,000,000   RHEINGOLD SECURITIZATION##++(p)                                         0.43     12/01/2009        34,961,957
    27,000,000   RHEINGOLD SECURITIZATION##++(p)                                         0.45     09/29/2009        26,990,550
    35,000,000   RHEINGOLD SECURITIZATION##++(p)                                         0.45     10/13/2009        34,981,625
     6,000,000   RHEINGOLD SECURITIZATION##++(p)                                         0.50     11/10/2009         5,994,167
    84,000,000   RHEINGOLD SECURITIZATION##++(p)                                         0.50     11/12/2009        83,916,000
    10,695,000   RHEINGOLD SECURITIZATION##++(p)                                         0.55     09/29/2009        10,690,425
     9,000,000   ROMULUS FUNDING CORPORATION##++(p)                                      0.50     09/23/2009         8,997,250
     3,000,000   ROMULUS FUNDING CORPORATION##++(p)                                      0.50     09/28/2009         2,998,875
    23,000,000   ROMULUS FUNDING CORPORATION##++(p)                                      0.55     09/29/2009        22,990,161
    10,000,000   ROMULUS FUNDING CORPORATION##++(p)                                      0.64     09/16/2009         9,997,333
     8,000,000   ROMULUS FUNDING CORPORATION##++(p)                                      0.70     09/01/2009         8,000,000
    50,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                    0.40     10/30/2009        49,967,222
    18,000,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                    0.41     10/30/2009        17,987,905
    14,000,000   SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##             0.65     12/02/2009        13,976,744
    60,000,000   SCALDIS CAPITAL LLC##++(p)                                              0.30     09/03/2009        59,999,000
   156,000,000   SCALDIS CAPITAL LLC##++(p)                                              0.30     09/10/2009       155,988,300
    60,000,000   SCALDIS CAPITAL LLC##++(p)                                              0.30     09/14/2009        59,993,500
    24,000,000   SCALDIS CAPITAL LLC##++(p)                                              0.30     09/15/2009        23,997,200
    53,000,000   SCALDIS CAPITAL LLC##++(p)                                              0.30     09/18/2009        52,992,492
    26,000,000   SHEFFIELD RECEIVABLES##++(p)                                            0.35     10/05/2009        25,991,406
    38,000,000   SOLITAIRE FUNDING LLC##++(p)                                            0.28     09/21/2009        37,994,089
   204,000,000   SOLITAIRE FUNDING LLC##++(p)                                            0.33     10/19/2009       203,910,240
    56,000,000   SOLITAIRE FUNDING LLC##++(p)                                            0.33     10/20/2009        55,974,847
    30,000,000   SOLITAIRE FUNDING LLC##++(p)                                            0.38     11/24/2009        29,973,400
   100,250,000   SOLITAIRE FUNDING LLC##++(p)                                            0.40     11/17/2009       100,164,231
   162,000,000   STADSHYPOTEK DELAWARE##++                                               0.40     09/02/2009       161,998,200
   100,000,000   STADSHYPOTEK DELAWARE##++                                               0.43     09/30/2009        99,965,361
    11,000,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.25     11/04/2009        10,995,111
    32,000,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.26     11/20/2009        31,981,511
    62,000,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.26     11/24/2009        61,962,387
    41,000,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.27     10/23/2009        40,984,010
    30,101,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.27     10/26/2009        30,088,583
    44,811,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.27     11/18/2009        44,784,786
    15,000,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.28     11/05/2009        14,992,417
    56,864,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.28     11/06/2009        56,834,810
    23,000,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.28     11/12/2009        22,987,120

                   Wells Fargo Advantage Money Market Funds 57


Portfolio of Investments--August 31, 2009 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (CONTINUED)
$   11,000,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.35%    10/09/2009   $    10,995,936
    20,000,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.36     10/07/2009        19,992,800
    41,000,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.37     09/01/2009        41,000,000
    81,450,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.37     09/02/2009        81,449,163
    30,000,000   STRAIGHT-A FUNDING LLC##++(p)                                           0.37     09/16/2009        29,995,375
    15,000,000   SURREY FUNDING CORPORATION##++(p)                                       0.26     09/10/2009        14,999,025
    25,000,000   SURREY FUNDING CORPORATION##++(p)                                       0.30     10/09/2009        24,992,083
    14,000,000   SURREY FUNDING CORPORATION##++(p)                                       0.30     10/19/2009        13,994,400
     6,550,000   SWEDBANK AB##++                                                         0.54     12/02/2009         6,540,961
    60,000,000   SWEDBANK AB##++                                                         0.55     12/15/2009        59,903,750
    99,750,000   SWEDBANK AB##++                                                         0.55     12/22/2009        99,579,317
    55,000,000   SWEDBANK AB##++                                                         0.56     12/17/2009        54,908,456
    50,000,000   SWEDBANK AB##++                                                         0.87     02/09/2010        49,805,458
    50,000,000   SWEDBANK AB##++                                                         0.89     02/16/2010        49,792,333
    25,900,000   TASMAN FUNDING INCORPORATED##++(p)                                      0.35     10/14/2009        25,889,172
    11,000,000   TASMAN FUNDING INCORPORATED##++(p)                                      0.70     10/14/2009        10,990,803
    17,609,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                               0.28     11/09/2009        17,599,550
    22,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                               0.31     11/09/2009        21,986,928
    58,168,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                               0.35     10/19/2009        58,140,855
    71,049,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                               0.38     10/13/2009        71,017,502
    12,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                               0.40     09/14/2009        11,998,267
    28,138,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                               0.40     10/26/2009        28,120,805
    43,000,000   TICONDEROGA FUNDING LLC##++(p)                                          0.23     09/30/2009        42,992,033
   100,000,000   TOYOTA CREDIT PUERTO RICO##                                             0.33     09/09/2009        99,992,667
    17,000,000   TOYOTA CREDIT PUERTO RICO##                                             0.35     10/14/2009        16,992,893
    16,000,000   TOYOTA CREDIT PUERTO RICO##                                             0.35     10/15/2009        15,993,156
   128,750,000   TOYOTA MOTOR CREDIT CORPORATION##                                       0.31     09/04/2009       128,746,674
    42,000,000   TULIP FUNDING CORPORATION##++(p)                                        0.22     09/28/2009        41,993,070
    18,000,000   TULIP FUNDING CORPORATION##++(p)                                        0.25     09/01/2009        18,000,000
   160,196,000   TULIP FUNDING CORPORATION##++(p)                                        0.38     10/13/2009       160,124,980
    28,000,000   UBS FINANCE DELAWARE LLC##                                              0.55     10/28/2009        27,975,617
   107,600,000   UBS FINANCE DELAWARE LLC##                                              0.57     10/13/2009       107,528,446
    24,000,000   UBS FINANCE DELAWARE LLC##                                              0.60     12/30/2009        23,952,000
    75,000,000   UBS FINANCE DELAWARE LLC##                                              0.62     12/30/2009        74,845,000
    30,000,000   UBS FINANCE DELAWARE LLC##                                              0.70     09/14/2009        29,992,417
    60,000,000   UBS FINANCE DELAWARE LLC##                                              0.70     09/16/2009        59,982,500
    74,000,000   UBS FINANCE DELAWARE LLC##                                              0.72     12/04/2009        73,860,880
    66,000,000   UNICREDIT DELAWARE INCORPORATED##++                                     0.60     12/21/2009        65,877,900
    51,000,000   UNICREDIT DELAWARE INCORPORATED##++                                     0.90     12/09/2009        50,873,775
    25,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                 0.50     09/24/2009        24,992,014
    63,500,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                 0.55     09/14/2009        63,487,388
    69,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                 0.73     11/03/2009        68,911,852
    33,000,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY                                0.22     09/23/2009        33,000,000
    22,000,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY                                0.22     09/24/2009        22,000,000
    29,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                  0.45     09/03/2009        28,999,275
    14,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                  0.45     09/04/2009        13,999,475
    35,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                  0.50     09/01/2009        35,000,000
    29,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                  0.50     09/02/2009        28,999,597
    25,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                  0.22     09/25/2009        24,996,333
    15,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                  0.23     09/24/2009        14,997,796
    41,500,000   VICTORY RECEIVABLES CORPORATION##++(p)                                  0.25     09/02/2009        41,499,712
     8,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                  0.25     09/04/2009         7,999,833
    20,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                  0.25     09/08/2009        19,999,028
    28,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                  0.25     09/09/2009        27,998,444
    15,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                  0.25     09/11/2009        14,998,958

                   58 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   15,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                  0.25%    09/14/2009   $    14,998,646
    14,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                  0.25     09/15/2009        13,998,639
    23,250,000   WESTPAC SECURITIES NZ LIMITED##++                                       0.36     10/06/2009        23,241,863
    20,000,000   WESTPAC SECURITIES NZ LIMITED##++                                       0.37     10/07/2009        19,992,600
    47,000,000   WESTPAC SECURITIES NZ LIMITED##++                                       0.37     10/08/2009        46,982,127
    20,000,000   WESTPAC SECURITIES NZ LIMITED##++                                       0.38     10/02/2009        19,993,456
    20,000,000   WESTPAC SECURITIES NZ LIMITED##++                                       0.40     09/15/2009        19,996,889
    77,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                      0.44     08/20/2010        77,000,000
    19,000,000   WESTPAC SECURITIES NZ LIMITED##++                                       0.60     09/14/2009        18,995,883
    13,500,000   WINDMILL FUNDING CORPORATION##++(p)                                     0.30     10/23/2009        13,494,150
    52,000,000   WINDMILL FUNDING CORPORATION##++(p)                                     0.33     10/22/2009        51,975,690
   136,000,000   WINDMILL FUNDING CORPORATION##++(p)                                     0.40     10/06/2009       135,947,111
    63,896,000   YORKTOWN CAPITAL LLC##++(p)                                             0.28     12/16/2009        63,843,321
    21,000,000   YORKTOWN CAPITAL LLC##++(p)                                             0.31     12/16/2009        20,980,832
    35,000,000   YORKTOWN CAPITAL LLC##++(p)                                             0.34     12/02/2009        34,969,582
TOTAL COMMERCIAL PAPER (COST $15,990,987,617)                                                                   15,990,987,617
                                                                                                               ---------------
CORPORATE BONDS & NOTES: 3.46%
    56,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-             0.42     02/05/2010        56,000,000
    10,000,000   BANK OF IRELAND+/-++                                                    0.89     10/02/2009        10,000,000
     7,000,000   BASF FINANCE EUROPE NV+/-++                                             0.52     11/20/2009         7,000,000
    34,250,000   BBVA US SENIOR SAU+/-++                                                 0.69     03/12/2010        34,258,501
    42,000,000   CITIBANK NA+/-                                                          0.65     09/30/2010        42,000,000
    81,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                      0.71     06/24/2010        81,000,000
   135,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                      0.75     06/04/2010       135,000,000
    75,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                      0.80     10/02/2009        75,000,000
     5,000,000   CREDIT AGRICOLE SA (LONDON)+/-++                                        0.42     05/28/2010         4,994,270
    40,000,000   CREDIT SUISSE USA INCORPORATED+/-                                       0.75     01/15/2010        40,041,324
     7,459,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                 0.52     05/10/2010         7,450,673
    19,500,000   HSBC USA INCORPORATED+/-                                                0.93     10/15/2009        19,500,000
    65,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                                0.63     09/25/2009        65,000,000
    29,110,000   MERRILL LYNCH & COMPANY                                                 4.25     02/08/2010        29,518,960
    46,600,000   RABOBANK NEDERLAND NV+/-++(i)                                           0.68     10/09/2009        46,600,000
    48,000,000   ROYAL BANK OF CANADA+/-++                                               0.64     10/15/2009        48,000,000
    90,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                   1.03     10/09/2009        90,000,000
    51,035,000   SANTANDER US DEBT SA UNIPERSONAL+/-++                                   0.55     07/23/2010        50,977,566
     8,000,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                                  1.43     10/01/2011         8,000,000
TOTAL CORPORATE BONDS & NOTES (COST $850,341,294)                                                                  850,341,294
                                                                                                               ---------------
MEDIUM TERM NOTES: 1.44%
    47,210,000   BEAR STEARNS COMPANY+/-                                                 0.55     05/18/2010        47,227,476
    25,920,000   BEAR STEARNS COMPANY+/-                                                 0.91     07/19/2010        25,966,773
    35,000,000   EKSPORTFINANS A/S+/-                                                    0.53     08/03/2010        35,000,000
    30,000,000   EKSPORTFINANS A/S+/-                                                    0.73     06/11/2010        30,000,000
    15,000,000   EUROPEAN INVESTMENT BANK                                                0.92     01/26/2010        15,034,650
    20,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                 0.32     10/09/2009        20,000,000
    35,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                      1.08     10/19/2009        35,000,000
    18,720,000   JPMORGAN CHASE & COMPANY+/-                                             0.64     06/22/2010        18,714,604
    15,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                 0.69     02/05/2010        14,957,158
    15,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                 0.71     03/23/2010        14,920,303
    39,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                 0.73     12/04/2009        38,964,612
    57,000,000   US BANCORP+/-                                                           1.05     06/04/2010        57,198,610
TOTAL MEDIUM TERM NOTES (COST $352,984,186)                                                                        352,984,186
                                                                                                               ---------------

                   Wells Fargo Advantage Money Market Funds 59


Portfolio of Investments--August 31, 2009 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                      INTEREST    MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE           VALUE
--------------   ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES: 4.93%
$   15,655,000   ACADEMY OF THE NEW CHURCH (OTHER REVENUE)+/-ss                         0.40%     02/01/2025   $    15,655,000
    17,800,000   BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING FACILITIES
                    REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.32      07/01/2032        17,800,000
    10,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARd
                    ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR,
                    NATIXIS LOC)+/-ss                                                   0.16      07/01/2026        10,000,000
     3,345,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, FORTIS
                    BANQUE LOC)+/-ss                                                    2.25      08/01/2040         3,345,000
    40,700,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.26      07/01/2035        40,700,000
    20,000,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.26      07/01/2033        20,000,000
    12,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                    WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST COMPANY
                    NA LOC)+/-ss                                                        0.20      05/01/2022        12,000,000
    15,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                    REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                     0.35      05/01/2022        15,000,000
    40,155,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
                    REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                              0.13      05/01/2022        40,155,000
    17,500,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                    REVENUE, FSA INSURED)+/-ss                                          0.55      05/01/2022        17,500,000
    20,600,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES REVENUE,
                    FIRST SECURITY BANK LOC)+/-ss                                       0.50      05/01/2022        20,600,000
    28,600,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                    FIRST SECURITY BANK INSURED)+/-ss                                   0.35      05/01/2017        28,600,000
    53,180,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
                    AMERICA NA LOC)+/-ss                                                0.26      05/01/2040        53,180,000
    22,700,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B5
                    (PROPERTY TAX REVENUE, CITIBANK NA LOC )+/-ss                       0.20      05/01/2034        22,700,000
    25,000,000   CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES A
                    (HOSPITAL REVENUE,  WELLS FARGO BANK)+/-ss                          0.30      08/15/2047        25,000,000
    11,000,000   CALIFORNIA STATEWIDE CDA SERIES F (HCFR, BANK OF AMERICA
                    NA LOC)+/-ss                                                        0.26      07/01/2041        11,000,000
    10,000,000   CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
                    AMERICA NA LOC)+/-ss                                                0.22      01/01/2037        10,000,000
     9,817,000   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING REVENUE,
                    GO OF AUTHORITY INSURED)+/-ss                                       0.50      10/01/2038         9,817,000
     5,000,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C1 (OTHER REVENUE,
                    JPMORGAN CHASE BANK LOC)+/-ss                                       0.50      11/01/2033         5,000,000
    77,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE SERIES B-1 (HOUSING
                    REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                     3.50      05/01/2038        77,000,000
    30,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
                    SERIES A-2 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                    LOC)+/-ss                                                           0.65      05/01/2038        30,000,000
    29,980,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                    PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                   0.40      05/01/2049        29,980,000
    38,470,000   COLORADO HOUSING FINANCE AUTHORITY SERIES C1 (OTHER REVENUE,
                    JPMORGAN CHASE BANK LOC)+/-ss                                       0.40      11/01/2032        38,470,000
    16,850,000   COLUMBIA AL IDA SERIES A (IDR)+/-ss                                    0.15      06/01/2022        16,850,000
    19,900,000   COLUMBIA AL IDA SERIES B (PCR)+/-ss                                    0.15      05/01/2022        19,900,000
    19,000,000   COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANk
                    LOC)+/-ss                                                           0.70      11/01/2030        19,000,000
    24,000,000   COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
                    LOC)+/-ss                                                           0.70      11/01/2030        24,000,000
    60,000,000   DENVER COMPANY CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
                    REVENUE, FIRST SECURITY BANK LOC)+/-ss                              0.80      12/15/2037        60,000,000
     8,400,000   GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION GOOD
                    SHEPHERD SERIES C (HCFR, RADIAN INSURED)+/-ss                       0.15      10/01/2029         8,400,000
    15,000,000   GULF COAST WASTE DISPOSAL AUTHORITY (OTHER REVENUE, GUARANTEE
                    AGREEMENT BP PLC)+/-ss                                              0.12      07/01/2042        15,000,000
    19,500,000   HOUSTON TX UTILITY SYSTEM (SEWER REVENUE, DEXIA CREDIT LOCAL DE
                    FRANCE LOC)+/-ss                                                    0.30      05/15/2034        19,500,000
     8,300,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER REVENUE,
                    BANK OF AMERICA NA LOC)+/-ss                                        0.30      05/15/2034         8,300,000
    13,800,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES B
                    (HFFA REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                        0.23      05/15/2035        13,800,000
     7,600,000   KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                    REVENUE, SOCIETE GENERALE LOC)+/-ss                                 0.13      08/01/2016         7,600,000
       995,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                    FHLMC INSURED)+/-ss                                                 0.33      07/01/2035           995,000

                   60 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                      INTEREST    MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE           VALUE
------------     ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$   13,020,000   LANCASTER COUNTY HOSPITAL AUTHORITY HEALTH SYSTEM LANCASTER
                    GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA NA
                    LOC)+/-ss                                                           0.18%     07/01/2041   $    13,020,000
    17,740,000   LOUISIANA PUBLIC FACILITIES AUTHORITY (HOSPITAL REVENUE, JPMORGAN
                    CHASE BANK LOC)+/-ss                                                0.18      07/01/2028        17,740,000
    17,000,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SUBSERIES D-1
                    (AIRPORT REVENUE, BANK OF AMERICA NA LOC)+/-ss                      0.30      10/01/2039        17,000,000
     5,575,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                    SERIES C (WATER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss              0.18      07/01/2027         5,575,000
    13,500,000   MICHIGAN STATE STRATEGIC FUND LIMITED TAXABLE WATERFRONT SERIES A
                    (IDR, DEUTSCHE BANK AG LOC)+/-ss                                    0.53      03/01/2039        13,500,000
     7,300,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                    CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss      0.20      08/15/2037         7,300,000
    18,800,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                    SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss              0.20      08/15/2025        18,800,000
     5,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                    CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss      0.20      08/15/2037         5,000,000
    29,750,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE FACILITIES
                    SERIES A (HCFR, FIRST SECURITY BANK LOC)+/-ss                       0.20      08/15/2034        29,750,000
     5,135,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING REVENUE,
                    GO OF AUTHORITY)+/-ss                                               0.45      07/01/2038         5,135,000
     6,500,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING REVENUE,
                    GO OF AUTHORITY)+/-ss                                               0.45      07/01/2048         6,500,000
    23,085,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX REVENUE,
                    DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                              0.65      11/01/2028        23,085,000
    21,900,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
                    (TOLL ROAD REVENUE, SOCIETE GENERALE LOC)+/-ss                      1.80      01/01/2018        21,900,000
    12,900,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER REVENUE,
                    UBS AG LOC)+/-ss                                                    0.20      06/15/2024        12,900,000
    16,900,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER REVENUE,
                    UBS AG LOC)+/-ss                                                    0.17      12/15/2026        16,900,000
    65,000,000   NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY SUBSERIES B-1
                    (WATER & SEWER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss               0.18      06/15/2024        65,000,000
    34,000,000   NEW YORK NEW YORK SUBSERIES J3 (PROPERTY TAX REVENUE, ALLIED IRISH
                    BANK PLC LOC)+/-ss                                                  0.12      08/01/2023        34,000,000
    13,400,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES J (ELECTRIC
                    REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.18      08/15/2028        13,400,000
    46,500,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                    SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss          0.20      04/01/2038        46,500,000
    52,245,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                    SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss          0.15      04/01/2038        52,245,000
    10,000,000   SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER
                    REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.35      06/01/2034        10,000,000
     2,000,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
                    REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                       0.32      06/01/2045         2,000,000
     2,000,000   WAUKESHA HEALTH SYSTEM INCORPORATED (HFR, JPMORGAN CHASE BANK
                    LOC)+/-ss                                                           0.60      08/15/2026         2,000,000
       540,000   WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE,
                    JPMORGAN CHASE BANK LOC)+/-ss                                       0.34      12/01/2016           540,000
     5,500,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY WV UTD HEALTH
                    SYSTEMS SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA
                    LOC)+/-ss                                                           0.14      06/01/2041         5,500,000
TOTAL MUNICIPAL BONDS & NOTES (COST $1,212,137,000)                                                              1,212,137,000
                                                                                                               ---------------
REPURCHASE AGREEMENTS: 6.45%
   376,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $376,002,298)                            0.22      09/01/2009       376,000,000
    79,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $79,000,614)                  0.28      09/01/2009        79,000,000
   150,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $150,000,833)                 0.20      09/01/2009       150,000,000
    63,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $63,000,578)                  0.33      09/01/2009        63,000,000
    79,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $79,000,658)                             0.30      09/01/2009        79,000,000

                   Wells Fargo Advantage Money Market Funds 61


Portfolio of Investments--August 31, 2009 (Unaudited)

HERITAGE MONEY MARKET FUND

                                                                                      INTEREST    MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE           VALUE
------------     ------------------------------------------------------------------   --------   -----------   ---------------
REPURCHASE AGREEMENTS (continued)
$   26,400,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $26,400,139)                  0.19%     09/01/2009   $    26,400,000
   373,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $373,002,279)                 0.22      09/01/2009       373,000,000
   376,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $376,002,298)                            0.22      09/01/2009       376,000,000
    63,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $63,000,543)                             0.31      09/01/2009        63,000,000
TOTAL REPURCHASE AGREEMENTS (COST $1,585,400,000)                                                                1,585,400,000
                                                                                                               ---------------
SECURED MASTER NOTE AGREEMENT: 1.88%
   300,441,000   BANK OF AMERICA SECURITIES LLC+/-ss                                   0.48      09/09/2034        300,441,000
   163,092,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss                            0.68      09/09/2049        163,092,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $463,533,000)                                                            463,533,000
                                                                                                               ---------------
TIME DEPOSITS: 8.35%
   226,000,000   BANK OF IRELAND                                                        0.35      09/01/2009       226,000,000
   147,000,000   BANK OF IRELAND                                                        0.60      09/04/2009       147,000,000
   292,000,000   BNP PARIBAS (PARIS)                                                    0.19      09/01/2009       292,000,000
   250,000,000   CITIBANK NA NASSAU                                                     0.19      09/01/2009       250,000,000
   293,000,000   DANSKE BANK A/S COPENHAGEN                                             0.22      09/02/2009       293,000,000
    25,000,000   DEUTSCHE BANK CAYMAN                                                   0.13      09/01/2009        25,000,000
   305,000,000   DEXIA BANK GRAND CAYMAN                                                0.21      09/01/2009       305,000,000
   292,000,000   KBC BANK NV BRUSSELS                                                   0.22      09/01/2009       292,000,000
   222,000,000   SOCIETE GENERALE (PARIS)                                               0.20      09/01/2009       222,000,000
TOTAL TIME DEPOSITS (COST $2,052,000,000)                                                                        2,052,000,000
                                                                                                               ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $24,606,973,395)*                                                   100.11%                           $24,606,973,395
OTHER ASSETS AND LIABILITIES, NET                                             (0.11)                               (27,710,353)
                                                                             ------                            ---------------
TOTAL NET ASSETS                                                             100.00%                           $24,579,263,042
                                                                             ------                            ---------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

(i)  Illiquid security.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   62 WELLS FARGO ADVANTAGE MONEY MARKET FUNDS


                           PORTFOLIO OF INVESTMENTS--AUGUST 31, 2009 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER: 4.25%
$    5,000,000   ASCENSION PARISH LA                                                    0.70%     09/09/2009   $     5,000,000
     3,000,000   ILLINOIS FINANCE AUTHORITY                                             0.50      01/07/2010         3,000,000
     3,500,000   LONG ISLAND POWER AUTHORITY                                            0.50      02/09/2010         3,500,000
       340,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                               1.00      10/08/2009           340,000
     1,000,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                               1.00      10/08/2009         1,000,000
     5,000,000   SAN DIEGO COUNTY REGIONAL TRANSPORTATION                               0.80      09/10/2009         5,000,000
TOTAL COMMERCIAL PAPER (COST $17,840,000)                                                                           17,840,000
                                                                                                               ---------------
MUNICIPAL BONDS & NOTES: 94.23%
ALABAMA: 1.62%
     6,800,000   COLUMBIA AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                    PROJECT (IDR)ss+/-                                                  0.20      06/01/2028         6,800,000
                                                                                                               ---------------
ARIZONA: 3.18%
     7,000,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM (OTHER
                    REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            0.60      07/01/2036         7,000,000
     2,500,000   MARICOPA COUNTY AZ IDA TRANS-MATIC MANUFACTURING PRODUCTION
                    PROJECT (IDR, NATIONAL CITY BANK LOC)ss+/-                          0.51      10/01/2026         2,500,000
     3,080,000   MARICOPA COUNTY AZ IDA VILLAGE AT SUN VALLEY APARTMENTS PROJECT
                    (MFHR, FNMA INSURED)ss+/-                                           0.52      11/01/2043         3,080,000
       800,000   PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR, FNMA
                    INSURED)ss+/-                                                       0.42      02/15/2031           800,000
                                                                                                                    13,380,000
                                                                                                               ---------------
CALIFORNIA: 6.25%
     1,425,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                    JEWISH HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK
                    PLC LOC)ss+/-                                                       0.13      11/15/2035         1,425,000
     1,585,000   ARCADIA CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE, FIRST
                    SECURITY BANK LOC)ss+/-                                             0.39      08/01/2037         1,585,000
     2,100,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A (IDR,
                    KBC BANK NV LOC)ss+/-                                               0.33      12/01/2028         2,100,000
     5,000,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C (IDR, JPMORGAN
                    CHASE LOC)ss+/-                                                     0.15      11/01/2026         5,000,000
    10,860,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                    REVENUE, BNP PARIBAS LOC)ss+/-                                      0.08      05/01/2022        10,860,000
     3,185,000   CALIFORNIA STATEWIDE CDA TYRELLA GARDENS APARTMENTS SERIES B
                    (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                             0.45      06/01/2036         3,185,000
       525,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF
                    NEW YORK LOC)ss+/-                                                  0.55      02/01/2035           525,000
       460,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR LELAND
                    POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)ss+/-         0.43      12/01/2019           460,000
     1,120,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)ss+/-        0.41      09/15/2032         1,120,000
                                                                                                                    26,260,000
                                                                                                               ---------------
COLORADO: 4.32%
     7,000,000   AURORA CO HOUSING AUTHORITY LIBERTY CREEK PROJECT (HOUSING
                    REVENUE, FNMA INSURED)ss+/-                                         0.39      02/15/2038         7,000,000
     5,000,000   COLORADO COLLEGE INVESTMENT SERIES I-A (OTHER REVENUE, LLOYDS
                    BANK LOC)ss+/-                                                      0.38      12/01/2042         5,000,000
     3,890,000   COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED
                    PROJECT SERIES A (OTHER REVENUE, US BANK NA LOC)ss+/-               0.54      01/01/2032         3,890,000
     1,000,000   FORT COLLINS CO ECONOMIC DEVELOPMENT OAKRIDGE PROJECT SERIES A
                    (HOUSING REVENUE, US BANK NA LOC)ss+/-                              0.62      12/01/2032         1,000,000
     1,250,000   HUDSON CO SERIES A (IDR, US BANK NA LOC)ss+/-                          0.72      11/01/2020         1,250,000
                                                                                                                    18,140,000
                                                                                                               ---------------
DISTRICT OF COLUMBIA: 1.80%
     1,775,000   DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL PEACE
                    (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                     0.55      11/01/2045         1,775,000
     2,030,000   DISTRICT OF COLUMBIA ENTERPRISE ZONE 14TH & IRVING (IDR,
                    BANK OF AMERICA NA LOC)ss+/-                                        0.55      05/01/2022         2,030,000

                   Wells Fargo Advantage Money Market Funds 63


Portfolio of Investments--August 31, 2009 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
DISTRICT OF COLUMBIA (continued)
$    3,755,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855
                    (AIRPORT REVENUE, FIRST SECURITY BANK LOC)ss+/-                     0.54%     10/01/2014   $     3,755,000
                                                                                                                     7,560,000
                                                                                                               ---------------
FLORIDA: 8.68%
     3,815,000   DEUTSCHE BANK FL SPEARS LIFERS TRUST SERIES DB-563 (OTHER REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.37      10/01/2022         3,815,000
     9,515,000   FLORIDA HOUSING FINANCE CORPORATION PINEWOOD POINTE SERIES C
                    (STATE AGENCY HOUSING REVENUE, NATIXIS)ss+/-                        0.78      06/01/2044         9,515,000
     1,265,000   JACKSONVILLE FL HFA CHRISTINE COVE APARTMENTS (MFHR, FHLMC
                    INSURED)ss+/-                                                       0.45      09/15/2038         1,265,000
     1,800,000   MIAMI DADE COUNTY FL IDA FLORIDA POWER & LIGHT COMPANY PROJECT
                    (LEASE REVENUE)ss+/-                                                0.25      02/01/2023         1,800,000
     7,130,000   ORANGE COUNTY FL HOUSING FINANCE AUTHORITY LAKESIDE POINTE
                    APARTMENTS SERIES B (HOUSING REVENUE, FNMA INSURED)ss+/-            0.34      05/15/2038         7,130,000
    10,480,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E2 (OTHER
                    REVENUE, ROYAL BANK OF CANADA)ss+/-                                 0.49      01/01/2034        10,480,000
     2,465,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY GLENRIDGE
                    PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)ss+/-            0.28      06/01/2036         2,465,000
                                                                                                                    36,470,000
                                                                                                               ---------------
ILLINOIS: 5.33%
     3,670,000   CHICAGO IL ENTERPRISE ZONE GARDNER GIBSON PROJECT (ECONOMIC
                    DEVELOPMENT REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-            0.59      07/01/2033         3,670,000
       500,000   CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
                    AMERICA NA LOC)ss+/-                                                0.22      01/01/2037           500,000
       280,000   CHICAGO IL WASTEWATER TRANSMISSION SUBSERIES C-2 (SEWER REVENUE,
                    BANK OF AMERICA NA LOC)ss+/-                                        0.18      01/01/2039           280,000
       260,000   DES PLAINES IL FINZER ROLLER INCORPORATED PROJECT (IDR, HARRIS
                    TRUST SAVINGS BANK LOC)ss+/-                                        1.25      08/01/2021           260,000
     2,695,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED PROJECT
                    (IDR, GE CAPITAL CORPORATION LOC)ss+/-                              1.42      06/01/2017         2,695,000
     1,600,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY UNIVERSAL PRESS
                    INCORPORATED PROJECT SERIES A (IDR, LASALLE NATIONAL
                    BANK NA LOC)ss+/-                                                   0.60      07/01/2020         1,600,000
       900,000   ILLINOIS FINANCE AUTHORITY INX INTERNATIONAL INK COMPANY (IDR,
                    JPMORGAN CHASE BANK LOC)ss+/-                                       0.42      01/01/2034           900,000
       710,000   ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN CHASE
                    BANK LOC)ss+/-                                                      1.42      12/01/2018           710,000
     2,600,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY BRAINARD LANDINGS
                    APARTMENTS (HOUSING REVENUE, US BANK NA LOC)ss+/-                   0.40      05/01/2042         2,600,000
     1,755,000   LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE CHICAGO
                    NA LOC)ss+/-                                                        1.42      10/01/2021         1,755,000
     1,370,000   LAKE COUNTY IL COUNTRYSIDE LANDFILL INCORPORATED (SOLID WASTE
                    REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.45      04/01/2021         1,370,000
     2,600,000   LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
                    CORPORATION LOC)ss+/-                                               0.42      07/01/2029         2,600,000
     1,500,000   LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                    BANK LOC)ss+/-                                                      1.42      12/01/2009         1,500,000
     1,960,000   VERNON HILLS IL NORTHWESTERN TOOL & DIE PROJECT (IDR, LASALLE
                    NATIONAL BANK NA LOC)ss+/-                                          0.63      04/01/2025         1,960,000
                                                                                                                    22,400,000
                                                                                                               ---------------
INDIANA: 3.33%
     1,860,000   ANGOLA IN PINE MANOR INCORPORATED PROJECT (IDR, NATIONAL CITY
                    BANK LOC)ss+/-                                                      0.66      08/01/2023         1,860,000
     1,925,000   GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING REVENUE,
                    FHLMC INSURED)ss+/-                                                 0.42      09/01/2029         1,925,000
     3,700,000   INDIANA BOND BANK ADVANCED FUNDING PROGRAM SERIES A (EDUCATIONAL
                    FACILITIES REVENUE)                                                 2.00      01/05/2010         3,711,361
     2,160,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY IN SHELBY GRAVEL
                    INCORPORATED PROJECT (IDR, NATIONAL CITY BANK OF INDIANA
                    LOC)ss+/-                                                           0.66      10/01/2017         2,160,000
     1,500,000   NOBLESVILLE IN GREYSTONE APARTMENTS PROJECT SERIES B (HOUSING
                    REVENUE, FEDERAL HOME LOAN BANK LOC)ss+/-                           0.60      03/01/2041         1,500,000
     2,820,000   ST .JOSEPH COUNTY MIDCORR LAND DEVELOPMENT LLC PROJECT
                    (IDR, NATIONAL CITY BANK LOC)ss+/-                                  0.71      10/01/2023         2,820,000
                                                                                                                    13,976,361
                                                                                                               ---------------

                   64 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
IOWA: 1.36%
$    5,590,000   DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK NA
                    LOC)ss+/-                                                           0.52%     08/01/2027   $     5,590,000
       125,000   IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT (HCFR,
                    ALLIED IRISH BANK PLC LOC)ss+/-                                     0.43      06/01/2027           125,000
                                                                                                                     5,715,000
                                                                                                               ---------------
KANSAS: 1.36%
     1,000,000   OLATHE KS DIAMANT BOART SERIES A (IDR, SVENOKA HANDELSBANKEN
                    LOC)ss+/-                                                           0.60      03/01/2027         1,000,000
     4,695,000   OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA LOC)ss+/-         0.54      08/01/2027         4,695,000
                                                                                                                     5,695,000
                                                                                                               ---------------
KENTUCKY: 5.97%
     6,650,000   HOPKINS COUNTY KY LOK CORPORATION PROJECT (IDR, PNC BANK NA
                    LOC)ss+/-                                                           0.44      10/01/2017         6,650,000
     3,050,000   JEFFERSON COUNTY KY (IDR, NATIONAL CITY BANK LOC)ss+/-                 0.56      09/01/2022         3,050,000
     1,687,000   KENTON COUNTY KY PACKAGING UNLIMITED NORTHERN KY (IDR, NATIONAL
                    CITY BANK LOC)ss+/-                                                 0.56      05/01/2014         1,687,000
     6,225,000   KENTUCKY EDFA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
                    LOC)ss+/-                                                           0.32      10/01/2028         6,225,000
     7,450,000   LOGAN COUNTY KY SOLID WASTE MANAGEMENT LLC PROJECT (OTHER REVENUE,
                    PNC BANK NA LOC)ss+/-                                               0.42      03/01/2021         7,450,000
                                                                                                                    25,062,000
                                                                                                               ---------------
MICHIGAN: 0.81%
     2,180,000   MACOMB COUNTY MI ECONOMIC DEVELOPMENT CORPORATION (IDR, NATIONAL
                    CITY BANK LOC)ss+/-                                                 0.71      12/01/2017         2,180,000
     1,220,000   MICHIGAN STATE STRATEGIC FUND FITZ LAND LLC PROJECT (IDR, NATIONAL
                    CITY BANK LOC)ss+/-                                                 0.81      08/01/2025         1,220,000
                                                                                                                     3,400,000
                                                                                                               ---------------
MINNESOTA: 15.04%
       510,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                    INSURED)ss+/-                                                       0.39      11/15/2032           510,000
     1,805,000   BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE,
                    LASALLE NATIONAL BANK NA LOC)ss+/-                                  0.44      07/15/2032         1,805,000
     5,090,000   BLOOMINGTON MN SERIES A1 (HOUSING REVENUE, FNMA INSURED)ss+/-          0.39      07/15/2032         5,090,000
     1,800,000   COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE, FNMA
                    INSURED)ss+/-                                                       0.39      06/15/2038         1,800,000
     1,985,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                    (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                           0.42      04/15/2035         1,985,000
     2,400,000   MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER REVENUE,
                    FNMA INSURED)ss+/-                                                  0.39      06/15/2038         2,400,000
     2,945,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                    CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-      0.20      08/15/2037         2,945,000
       610,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                    CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-      0.20      08/15/2037           610,000
     2,740,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE,
                    US BANK NA LOC)ss+/-                                                0.44      10/01/2024         2,740,000
     2,780,000   MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING
                    REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                         0.44      01/01/2033         2,780,000
       205,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                    SERIES B (HCFR, FIRST SECURITY BANK LOC)ss+/-                       0.20      08/15/2025           205,000
       335,000   MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE & UNIVERSITY
                    REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                        0.20      10/01/2020           335,000
     2,685,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE,
                    FHLB INSURED)ss+/-                                                  0.35      07/01/2048         2,685,000
       330,000   MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
                    AUTHORITY)ss+/-                                                     0.52      01/01/2010           330,000
       305,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING REVENUE,
                    GO OF AUTHORITY)ss+/-                                               0.33      01/01/2032           305,000
       925,000   PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
                    INSURED)ss+/-                                                       0.39      08/01/2034           925,000
     2,900,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS
                    LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA
                    LOC)ss+/-                                                           0.44      10/01/2038         2,900,000
       405,000   ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
                    NATIONAL BANK NA LOC)ss+/-                                          0.44      10/01/2037           405,000

                   Wells Fargo Advantage Money Market Funds 65


Portfolio of Investments--August 31, 2009 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
MINNESOTA (continued)
$    2,000,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT # 283 SERIES B
                    (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)      2.00%     09/04/2009   $     2,000,211
     5,275,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT
                    (MFHR, FNMA INSURED)ss+/-                                           0.39      09/15/2031         5,275,000
     3,760,000   ST. PAUL MN HEATING REVENUE SERIES F (OTHER REVENUE, DEXIA
                    CREDIT LOCAL DE FRANCE LOC)ss+/-                                    1.65      12/01/2023         3,760,000
     9,250,000   ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A
                    (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                0.44      06/15/2037         9,250,000
       645,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L (IDR, DEXIA
                    CREDIT LOCAL DE FRANCE LOC)ss+/-                                    1.65      03/01/2018           645,000
       565,000   ST. PAUL MN HOUSING & RDA DISTRICT SERIES E (OTHER REVENUE, DEXIA
                    CREDIT LOCAL DE FRANCE LOC)ss+/-                                    1.35      12/01/2019           565,000
     1,420,000   ST. PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A
                    (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.39      06/01/2032         1,420,000
     2,595,000   ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
                    (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                0.44      09/01/2035         2,595,000
     6,835,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R
                    (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-              1.23      03/01/2022         6,835,000
       100,000   WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY PROJECT
                    SERIES A (IDR, HARRIS TRUST SAVINGS BANK LOC)ss+/-                  0.78      06/01/2011           100,000
                                                                                                                    63,200,211
                                                                                                               ---------------
MISSISSIPPI: 1.90%
     7,995,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST RELATION TO MISSISSIPPI
                    HOME SERIES A (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)            0.58      12/01/2047         7,995,000
                                                                                                               ---------------
MISSOURI: 1.21%
     3,300,000   HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (IDR, BANK ONE
                    CHICAGO NA LOC)ss+/-                                                1.42      03/01/2010         3,300,000
     1,765,000   SAINT LOUIS COUNTY MO IDA HEATHERBROOK GARDENS (HOUSING REVENUE,
                    US BANK NA LOC)ss+/-                                                0.63      03/01/2022         1,765,000
                                                                                                                     5,065,000
                                                                                                               ---------------
NEVADA: 0.75%
     3,170,000   NEVADA HOUSING DIVISION MULTI-UNIT HOUSING PROJECT A (HOUSING
                    REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                 0.64      10/01/2030         3,170,000
                                                                                                               ---------------
NEW JERSEY: 1.18%
     4,945,000   NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES TAX
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.79      12/15/2011         4,945,000
                                                                                                               ---------------
NEW MEXICO: 0.67%
     1,300,000   NEW MEXICO HOUSING AUTHORITY REGION III EL PUEBLO APARTMENTS
                    PROJECT SERIES A(HOUSING REVENUE, US BANK NA LOC)ss+/-              0.54      12/01/2044         1,300,000
     1,500,000   NEW MEXICO HOUSING AUTHORITY REGION III MADEIRA COURT APARTMENTS
                    PROJECT SERIES B (HOUSING REVENUE, US BANK NA LOC)ss+/-             0.54      12/01/2044         1,500,000
                                                                                                                     2,800,000
                                                                                                               ---------------
NORTH CAROLINA: 2.41%
     2,825,000   LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING
                    COMPANY PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)          0.63      07/01/2027         2,825,000
     7,315,000   STANLEY COUNTY NC INDUSTRIAL FACILITIES & PCFA CHICAGO TUBE
                    COMPANY IDR JPMORGAN CHASE BANK LOC)ss+/-                           0.42      04/01/2018         7,315,000
                                                                                                                    10,140,000
                                                                                                               ---------------

                   66 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

MUNICIPAL MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
NORTH DAKOTA: 2.23%
$    3,000,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A
                    (HOUSING REVENUE, LLOYDS BANK LOC)ss+/-                             0.34%     07/01/2037   $     3,000,000
     3,500,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
                    REVENUE, KBC BANK NV LOC)ss+/-                                      0.34      01/01/2035         3,500,000
     1,530,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOME MORTGAGE FINANCING
                 (HOUSING REVENUE, FHLB INSURED)ss+/-                                   0.37      01/01/2030         1,530,000
     1,320,000   NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOUSING FINANCE PROGRAM
                    SERIES B (HOUSING REVENUE, FHLB INSURED)ss+/-                       0.34      07/01/2033         1,320,000
                                                                                                                     9,350,000
                                                                                                               ---------------
OHIO: 3.00%
     3,000,000   DAYTON OH AIR FREIGHT SERIES C (IDR)                                   6.05      10/01/2009         3,000,455
     4,050,000   DAYTON OH AIR FREIGHT SERIES E (IDR)                                   6.05      10/01/2009         4,050,615
     1,190,000   FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR,
                    BANK ONE CHICAGO NA LOC)ss+/-                                       1.32      10/01/2021         1,190,000
     1,200,000   MONTGOMERY COUNTY OH CAMBRIDGE COMMONS APARTMENTS A
                 (HOUSING REVENUE, FHLMC INSURED)ss+/-                                  0.35      04/01/2038         1,200,000
     3,170,000   STATE OF OHIO SOLID WASTE BP EXPLORATION & OIL PROJECT
                    (OTHER REVENUE)ss+/-                                                0.13      08/01/2034         3,170,000
                                                                                                                    12,611,070
                                                                                                               ---------------
OREGON: 0.45%
     1,905,000   PORTLAND OR HOUSING AUTHORITY FLOYD LIGHT HOUSING PROJECT
                    (HOUSING REVENUE, BANK OF AMERICA NA LOC)ss+/-                      0.60      12/01/2027         1,905,000
                                                                                                               ---------------
OTHER: 7.50%
    31,500,000   SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
                    (OTHER REVENUE, FHLMC INSURED)ss+/-                                 0.64      07/01/2041        31,500,000
                                                                                                               ---------------
PENNSYLVANIA: 2.14%
     8,995,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST RELATING TO
                    PHILADELPHIA PA SERIES B (OTHER REVENUE, WACHOVIA BANK
                    LOC)ss+/-(q)                                                        0.58      04/01/2048         8,995,000
                                                                                                               ---------------
TENNESSEE: 2.34%
     8,000,000   HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING
                    COMPANY PROJECT (IDR, LASALLE BANK NA LOC)ss+/-                     0.47     05/01/2020          8,000,000
     1,840,000   PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT
                    (IDR, US BANK NA LOC)ss+/-                                          0.67     01/01/2017          1,840,000
                                                                                                                     9,840,000
                                                                                                               ---------------
TEXAS: 3.77%
     1,500,000   GULF COAST TX WASTE DISPOSAL AUTHORITY BP COMPANY CHEMICAL PROJECT
                    SERIES B (IDR, BP PLC GUARANTEE AGREEMENT)ss+/-                     0.12      09/01/2038         1,500,000
    12,200,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST SERIES A (OTHER
                    REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                 0.58      12/01/2047        12,200,000
     2,120,000   TEXAS HOUSING OPTIONS INCORPORATED MILL CITY SERIES A (HOUSING
                    REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.55      05/01/2036         2,120,000
                                                                                                                    15,820,000
                                                                                                               ---------------
VERMONT: 0.28%
     1,180,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
                    PROJECT A (HCFR, TD BANKNORTH NA LOC)ss+/-                          0.20      10/01/2034         1,180,000
                                                                                                               ---------------
VIRGINIA: 0.04%
       175,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES B
                    (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                             0.15      07/01/2037           175,000
                                                                                                               ---------------

                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS 67


PORTFOLIO OF INVESTMENTS--AUGUST 31, 2009 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
WASHINGTON: 2.12%
$    1,300,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY MERCER
                    ISLAND PARTNERS LLC PROJECT (IDR, US BANK NA LOC)ss+/-              0.62%     06/01/2027   $     1,300,000
     5,000,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY WASTE
                    MANAGEMENT INCORPORATED PROJECT (OTHER REVENUE, PNC BANK NA
                    LOC)ss+/-                                                           0.55      06/01/2020         5,000,000
     1,590,000   WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD APARTMENTS
                 PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-                             0.37      05/15/2035         1,590,000
     1,000,000   WASHINGTON STATE SERIES R-A (OTHER REVENUE, FIRST SECURITY
                    BANK LOC)                                                           5.50      09/01/2009         1,000,000
                                                                                                                     8,890,000
                                                                                                               ---------------
WEST VIRGINIA: 1.68%
     7,055,000   PLEASANTS COUNTY WV SIMONTON BUILDING PRODUCTS PROJECT (IDR, PNC
                    BANK NA LOC)ss+/-                                                   0.49      12/01/2019         7,055,000
                                                                                                               ---------------
WISCONSIN: 1.13%
     2,400,000   APPLETON WI GREAT NORTHERN CORPORATION PROJECT A (IDR, US BANK
                    NA LOC)ss+/-                                                        0.45      09/01/2019         2,400,000
     2,330,000   TWO RIVERS WI RIVERSIDE FOODS INCORPORATED PROJECT (IDR, FHLB
                    INSURED)ss+/-                                                       0.50      12/01/2022         2,330,000
                                                                                                                     4,730,000
                                                                                                               ---------------
WYOMING: 0.38%
     1,600,000   CHEYENNE WY GROBET FILE CO INC PROJECT (IDR, NATIONAL CITY
                    BANK LOC)ss+/-                                                      0.71      08/01/2017         1,600,000
                                                                                                               ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $395,824,642)                                                                  395,824,642
                                                                                                               ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $413,664,642)*                                                          98.48%                           $   413,664,642
OTHER ASSETS AND LIABILITIES, NET                                              1.52                                  6,393,437
                                                                             ------                            ---------------
TOTAL NET ASSETS                                                             100.00%                           $   420,058,079
                                                                             ------                            ---------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

(q)  Credit enhancement is provided by an affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   68 WELLS FARGO ADVANTAGE MONEY MARKET FUNDS


                           PORTFOLIO OF INVESTMENTS--AUGUST 31, 2009 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER: 6.19%
$   10,000,000   CLARK COUNTY NV                                                        0.40%     11/02/2009   $    10,000,000
    15,000,000   CLARK COUNTY NV                                                        0.40      11/05/2009        15,000,000
    18,870,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                              0.40      03/11/2010        18,870,000
    35,500,000   ILLINOIS FINANCE AUTHORITY                                             0.50      01/07/2010        35,500,000
    53,700,000   LONG ISLAND POWER AUTHORITY                                            0.50      02/09/2010        53,700,000
     9,038,000   LOS ANGELES METRO TRANS                                                0.70      09/02/2009         9,038,000
     7,325,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                               1.00      10/08/2009         7,325,000
     8,715,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                               1.00      10/08/2009         8,715,000
    36,631,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                0.30      11/30/2009        36,631,000
    27,667,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                0.35      12/10/2009        27,667,000
     5,000,000   MONTGOMERY COUNTY PA INDUSTRIAL                                        0.43      10/07/2009         5,000,000
     9,300,000   ROCHESTER MN HEALTH CARE                                               0.38      10/08/2009         9,300,000
     8,800,000   ROCHESTER MN HEALTH CARE                                               0.38      10/08/2009         8,800,000
    23,500,000   ROCHESTER MN HEALTH CARE                                               0.35      10/21/2009        23,500,000
    11,300,000   ROCHESTER MN HEALTH CARE                                               0.35      10/21/2009        11,300,000
    15,900,000   ROCHESTER MN HEALTH CARE                                               0.35      10/21/2009        15,900,000
    32,400,000   ROCHESTER MN HEALTH CARE                                               0.35      10/21/2009        32,400,000
     9,790,000   UNIVERSITY OF VIRGINIA                                                 0.40      10/13/2009         9,790,000
TOTAL COMMERCIAL PAPER (COST $338,436,000)                                                                         338,436,000
                                                                                                               ---------------
MUNICIPAL BONDS & NOTES: 93.74%
ALABAMA: 1.11%
     8,700,000   EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)ss+/-              0.15      06/01/2028         8,700,000
    12,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                    PROJECT SERIES C (IDR)ss+/-                                         0.33      08/01/2017        12,000,000
    40,000,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES SERIES A
                    (HFFA REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                        0.26      02/01/2040        40,000,000
                                                                                                                    60,700,000
                                                                                                               ---------------
ALASKA: 0.40%
     6,185,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER REVENUE,        0.34      12/01/2034         6,185,000
                    FGIC INSURED)ss+/-
    15,920,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-532 (OTHER REVENUE,        0.34      12/01/2041        15,920,000
                    MBIA INSURED)ss+/-
                                                                                                                    22,105,000
                                                                                                               ---------------
ARIZONA: 0.64%
    22,000,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM (OTHER
                    REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            0.60      07/01/2036        22,000,000
    10,125,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                    INSURED)ss+/-                                                       0.32      04/15/2030        10,125,000
     3,000,000   YAVAPAI COUNTY AZ IDA NORTHERN ARIZONA HEALTHCARE SERIES B (HCFR,
                    BANCO BILBAO VIZCAYA LOC)ss+/-                                      0.26      12/01/2039         3,000,000
                                                                                                                    35,125,000
                                                                                                               ---------------
CALIFORNIA: 14.71%
    6,765,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                    JEWISH HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                           0.13      11/15/2035         6,765,000
    9,665,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                    OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE,
                    LASALLE NATIONAL BANK NA LOC)ss+/-                                  0.12      06/01/2037         9,665,000
    8,615,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOLS SACRED
                    HEART SERIES FA (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                           0.23      06/01/2030         8,615,000
    1,020,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SCHOOLS SACRED
                    HEART SERIES FB (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                           0.23      06/01/2030         1,020,000

                   Wells Fargo Advantage Money Market Funds 69


Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$   27,155,000   ARCADIA CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE, FIRST
                    SECURITY BANK LOC)ss+/-                                             0.39%     08/01/2037   $    27,155,000
     5,115,000   ARCADIA USD CA CLASS A (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                    INSURED)ss+/-                                                       0.39      08/01/2037         5,115,000
    23,050,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.82      09/01/2035        23,050,000
    17,800,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE AND
                    UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.23      10/01/2043        17,800,000
    11,850,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHAPMAN UNIVERSITY
                    (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                           0.45      12/01/2030        11,850,000
    11,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY JUDAISM
                    SERIES A (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                           0.52      12/01/2028        11,500,000
    11,200,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK COLBURN
                    SCHOOL SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-     0.45      08/01/2037        11,200,000
    19,595,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS ANGELES
                    COUNTY MUSEUM SERIES A (RECREATIONAL FACILITIES REVENUE, ALLIED
                    IRISH BANK PLC LOC)ss+/-                                            0.10      09/01/2037        19,595,000
    27,725,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ORANGE
                    COUNTY PERFORMING SERIES A (RECREATIONAL FACILITIES REVENUE,
                    BANK OF AMERICA NA LOC)ss+/-                                        0.10      07/01/2034        27,725,000
    23,100,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND
                    CORPORATION SERIES B (ECONOMIC DEVELOPMENT REVENUE, BANK OF
                    AMERICA NA LOC)ss+/-                                                0.10      04/01/2042        23,100,000
     3,145,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II
                    R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                     0.27      07/01/2030         3,145,000
     2,700,000   CALIFORNIA SERIES I (HFA REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.24      07/01/2035         2,700,000
     4,995,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, AMBAC INSURED)ss+/-            0.27      04/01/2012         4,995,000
    29,460,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                    REVENUE, BNP PARIBAS LOC)ss+/-                                      0.08      05/01/2022        29,460,000
    53,050,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                    REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                     0.35      05/01/2022        53,050,000
    29,555,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                    REVENUE, FSA INSURED)ss+/-                                          0.55      05/01/2022        29,555,000
    10,000,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE, KBC
                    BANK NV LOC)ss+/-                                                   0.10      05/01/2022        10,000,000
     4,535,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.50      05/01/2022         4,535,000
     9,435,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX REVENUE,
                    BNP PARIBAS LOC)ss+/-                                               0.15      07/01/2023         9,435,000
    63,790,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (OTHER
                    REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            0.39      04/01/2039        63,790,000
    19,750,000   CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES B
                    (HEALTHCARE FACILITIES REVENUE, BANK OF THE WEST LOC)ss+/-          0.11      08/15/2047        19,750,000
     9,040,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY YMCA EAST
                    BAY PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-         0.26      06/01/2027         9,040,000
    11,000,000   CORONA CA HOUSEHOLD BANK PROJECT B (HOUSING REVENUE, FNMA
                    INSURED)ss+/-                                                       0.26      02/01/2023        11,000,000
     9,530,000   EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT LOCAL
                    DE FRANCE LOC)ss+/-                                                 0.40      06/01/2038         9,530,000
    10,225,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT LOCAL
                    DE FRANCE LOC)ss+/-                                                 0.40      06/01/2038        10,225,000
    20,595,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY SERIES A
                    (LEASE REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-              0.35      03/01/2036        20,595,000
    15,900,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                    SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE, CITIBANK NA
                    LOC)ss+/-                                                           0.59      06/01/2045        15,900,000
     6,085,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                    (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                       2.15      02/01/2038         6,085,000

                   70 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
CALIFORNIA (continued)
$    6,400,000   LOS ANGELES CA MULTIFAMILY MUSEUM TER APARTMENT SERIES H (MFHR,
                    BANK OF AMERICA NA LOC)ss+/-                                        0.23%     11/01/2009   $     6,400,000
    15,850,000   LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC INSURED)ss+/-       0.42      07/01/2037        15,850,000
     8,425,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                    ALLOCATION REVENUE, AMBAC INSURED)ss+/-                             0.14      01/01/2031         8,425,000
     2,250,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK OF
                    AMERICA NA LOC)ss+/-                                                0.26      12/01/2040         2,250,000
     7,360,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A
                    (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-           0.35      07/01/2032         7,360,000
    34,400,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                           0.21      02/01/2035        34,400,000
    18,100,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-          0.21      03/01/2037        18,100,000
     7,800,000   RIVERSIDE CA COP SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                           0.23      10/01/2035         7,800,000
    20,475,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                    LOC)ss+/-                                                           0.55      02/01/2035        20,475,000
    25,585,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE, DEXIA
                    CREDIT LOCAL DE FRANCE LOC)ss+/-                                    0.55      02/01/2035        25,585,000
    56,950,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                 SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                    LOC)ss+/-                                                           0.35      04/01/2038        56,950,000
    29,200,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                    SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                    LOC)ss+/-                                                           0.40      04/01/2038        29,200,000
    14,200,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                 FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                           0.26      08/01/2032        14,200,000
       845,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE, FHLMC
                    INSURED)ss+/-                                                       0.22      06/01/2010           845,000
    33,345,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
                    (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                   0.90      07/01/2019        33,345,000
     1,880,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484
                    (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                0.94      02/01/2013         1,880,000
     3,600,000   UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
                    SECURITY BANK LOC)ss+/-                                             0.39      05/15/2038         3,600,000
                                                                                                                   803,610,000
                                                                                                               ---------------
COLORADO: 1.89%
     2,765,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US BANK
                    NA LOC)ss+/-                                                        0.39      12/01/2017         2,765,000
     1,995,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US BANK
                    NA LOC)ss+/-                                                        0.39      12/01/2028         1,995,000
    13,785,000   BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT (TAX
                    INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-               0.30      12/01/2030        13,785,000
     1,315,000   COLORADO ECFA NATIONAL JEWISH FEDERATION SERIES A4 (RECREATIONAL
                    FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.18      02/01/2034         1,315,000
     6,000,000   COLORADO HEALTH FACILITIES AUTHORITY CROSSROADS MARANATHA PROJECTS
                    (OTHER REVENUE, US BANK NA LOC)ss+/-                                0.32      12/01/2043         6,000,000
     8,625,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                    DISTRICT (OTHER REVENUE, US BANK NA LOC)ss+/-                       0.39      12/01/2038         8,625,000
     5,000,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                    DISTRICT (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                0.39      12/01/2028         5,000,000
     7,560,000   CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE, BANK OF
                    AMERICA NA LOC)ss+/-                                                0.39      12/01/2036         7,560,000
     6,600,000   DENVER CO CITY & COUNTY COTTONWOOD CREEK SERIES A (MHFR, FHLMC
                    INSURED)ss+/-                                                       0.33      04/15/2014         6,600,000
    14,255,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                    (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-      0.52      01/01/2025        14,255,000
    11,250,000   MOFFAT COUNTY CO TRI STATE GENERAL ASSOCIATION PROJECT (IDR,
                    BANK OF AMERICA NA LOC)ss+/-                                        0.30      03/01/2036        11,250,000
     6,520,000   MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE COURT APARTMENTS
                    PROJECT (MFHR, US BANK NA LOC)ss+/-                                 0.39      11/01/2033         6,520,000

                   Wells Fargo Advantage Money Market Funds 71


Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COLORADO (continued)
$   10,600,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
                    NATIONALE PARIS LOC)ss+/-                                           0.39%     12/01/2030   $    10,600,000
     7,220,000   SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT (PROPERTY
                    TAX REVENUE, US BANK NA LOC)ss+/-                                   0.39      11/15/2034         7,220,000
                                                                                                                   103,490,000
                                                                                                               ---------------
DISTRICT OF COLUMBIA: 2.45%
    14,000,000   DISTRICT OF COLUMBIA BALLPARK SERIES B2 (RECREATIONAL FACILITIES
                    REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.33      02/01/2036        14,000,000
    20,225,000   DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL PEACE
                    (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                     0.55      11/01/2045        20,225,000
     9,645,000   DISTRICT OF COLUMBIA GEORGETOWN UNIVERSITY SERIES B2 (COLLEGE AND
                    UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                   0.25      04/01/2041         9,645,000
     6,950,000   DISTRICT OF COLUMBIA GEORGETOWN UNIVERSITY SERIES C2 (COLLEGE AND
                    UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                   0.24      04/01/2041         6,950,000
    14,520,000   DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG CHILDREN (OTHER
                    REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                 0.33      04/01/2036        14,520,000
    54,890,000   DISTRICT OF COLUMBIA SERIES C (PROPERTY TAX REVENUE, DEXIA CREDIT
                    LOCAL DE FRANCE LOC)ss+/-                                           0.55      06/01/2027        54,890,000
    13,695,000   DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (COLLEGE AND
                    UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.14      10/01/2038        13,695,000
                                                                                                                   133,925,000
                                                                                                               ---------------
FLORIDA: 8.24%
    22,325,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
                    SERIES A (HCFR, BNP PARIBAS LOC)ss+/-                               0.28      10/01/2032        22,325,000
     5,710,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HFFA
                    REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                 0.28      08/01/2031         5,710,000
     8,835,000   BROWARD COUNTY FL HFA ISLAND CLUB APARTMENTS SERIES A (MFHR,
                    FHLMC INSURED)ss+/-                                                 0.41      07/01/2031         8,835,000
     6,385,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547 (OTHER REVENUE,
                    MBIA INSURED)ss+/-                                                  0.34      10/01/2026         6,385,000
     4,530,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538 (OTHER REVENUE,
                    AMBAC INSURED)ss+/-                                                 0.34      04/01/2027         4,530,000
     4,000,000   DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING
                    REVENUE, US BANK NA LOC)ss+/-                                       0.30      07/01/2025         4,000,000
    10,000,000   ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
                    INCORPORATED SERIES B (HCFR, BANK OF AMERICA NA LOC)ss+/-           0.15      11/15/2029        10,000,000
    13,200,000   ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER
                    COMPANY PROJECT 2ND SERIES (OTHER REVENUE)ss+/-                     0.18      04/01/2039        13,200,000
    11,150,000   FLORIDA CAPITAL TRANSFER AGENCY PORTOFINO VILLAS SERIES A (OTHER
                    REVENUE, FNMA INSURED)ss+/-                                         0.32      04/15/2036        11,150,000
    12,700,000   FLORIDA GULF COAST UNIVERSITY FINANCING CORPORATION HOUSING
                    PROJECT SERIES A (COLLEGE AND UNIVERSITY REVENUE, WACHOVIA BANK
                    LOC)ss+/-(q)                                                        0.33      02/01/2038        12,700,000
     5,100,000   FLORIDA HFA (MFHR, FHLMC INSURED)ss+/-                                 0.28      12/01/2013         5,100,000
     9,250,000   FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES C
                    (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)ss+/-                     0.14      10/01/2035         9,250,000
    11,375,000   FLORIDA USF FINANCING CORPORATION COP MASTER LEASE PROGRAM SERIES
                    B1 (LEASE REVENUE, AMBAC INSURED)ss+/-                              0.30      07/01/2035        11,375,000
       340,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT (HCFR,
                    WACHOVIA BANK LOC)ss+/-(q)                                          0.53      12/01/2014           340,000
    19,500,000   HALIFAX FL HOSPITAL MEDICAL CENTER (HCFR, WACHOVIA BANK
                    LOC)ss+/-(q)                                                        0.28      06/01/2048        19,500,000
    59,405,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION SHANDS MEDICAL
                    CENTER INCORPORATED PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-(q)       0.20      02/01/2029        59,405,000

                  72 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
FLORIDA (continued)
$    5,970,000   JACKSONVILLE FL HEALTH FACILITIES AUTHORITY SERIES A (HEALTH
                    FACILITIES FINANCING AUTHORITY REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                           0.12%     08/15/2033   $     5,970,000
    10,150,000   MIAMI DADE COUNTY FL EXPRESSWAY AUTHORITY SERIES 1339 (TOLL
                    ROAD REVENUE, FINANCIAL GUARANTY INSURANCE COMPANY LOC)ss+/-        0.74      07/01/2012        10,150,000
    10,000,000   MIAMI DADE COUNTY FL SPECIAL OBLIGATION JUVENILE COURTHOUSE
                    SERIES B (OTHER REVENUE, AMBAC INSURED)ss+/-                        0.20      04/01/2043        10,000,000
    16,900,000   NORTH BROWARD FL HOSPITAL DISTRICT (HCFR, MBIA INSURED)ss+/-           0.28      01/15/2027        16,900,000
    14,400,000   NORTH BROWARD FL HOSPITAL DISTRICT SERIES A (HCFR, MBIA
                    INSURED)ss+/-                                                       0.28      01/15/2027        14,400,000
     1,415,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
                    BANK OF AMERICA NA LOC)ss+/-                                        0.35      05/01/2027         1,415,000
     3,625,000   ORANGE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY ROLLINS
                    COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                    NA LOC)ss+/-                                                        0.33      12/01/2034         3,625,000
    26,580,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO REGIONAL
                    HEALTH CARE SERIES A2 (HCFR, FIRST SECURITY BANK LOC)ss+/-          0.50      10/01/2041        26,580,000
     6,700,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN
                    RETIREMENT SERIES B (HOUSING REVENUE, BRANCH BANKING & TRUST
                    LOC)ss+/-                                                           0.28      11/01/2035         6,700,000
     3,700,000   ORANGE COUNTY FL IDA LAKE HIGHLAND SCHOOL INCORPORATED (OTHER
                    REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.33      08/01/2032         3,700,000
     2,000,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES E (LEASE REVENUE,
                    WACHOVIA BANK LOC)ss+/-(Q)                                          0.20      08/01/2022         2,000,000
     4,060,000   PALM BEACH COUNTY FL CHILDRENS HOME PROJECT (OTHER REVENUE,
                    BANK OF AMERICA NA LOC)ss+/-                                        0.33      05/01/2038         4,060,000
     2,885,000   PALM BEACH COUNTY FL JUPITER MEDICAL CENTER INCORPORATED
                    SERIES B (HCFR, WACHOVIA BANK LOC)ss+/-(Q)                          0.48      08/01/2020         2,885,000
     3,200,000   PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT
                    (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)ss+/-(Q)                 0.28      08/01/2031         3,200,000
       300,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
                    UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-            0.49      05/01/2025           300,000
     7,520,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2089 (OTHER REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.54      08/01/2026         7,520,000
     7,845,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2925Z (LEASE
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.54      08/01/2011         7,845,000
     2,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                    (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                    LOC)ss+/-                                                           0.32      05/01/2031         2,500,000
     5,000,000   SAINT PETERSBURG FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN
                    RETIREMENT (OTHER REVENUE, BRANCH BANKING & TRUST)ss+/-             0.28      11/01/2039         5,000,000
    45,680,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                    GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND
                    LOC)ss+/-                                                           0.28      06/01/2036        45,680,000
     5,090,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
                    (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(Q)                          0.51      10/01/2041         5,090,000
     1,255,000   SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY (PRIVATE SCHOOL
                    REVENUE, WACHOVIA BANK LOC)ss+/-(Q)                                 0.48      02/01/2034         1,255,000
    39,460,000   SOUTH FL WATER MANAGEMENT DISTRICT COP CLASS A (LEASE REVENUE,
                    AMBAC INSURED)ss+/-                                                 0.39      10/01/2036        39,460,000
    19,860,000   TAMPA BAY FL WATER UTILITY SYSTEM (WATER REVENUE, FGIC
                    INSURED)ss+/-                                                       1.35      10/01/2023        19,860,000
                                                                                                                   449,900,000
                                                                                                               ---------------
GEORGIA: 2.59%
    12,650,000   ATLANTA GA AIRPORT PASSENGER FACILITY CHARGE (OTHER REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.79      01/01/2013        12,650,000
     6,005,000   ATLANTA GA WESTSIDE PROJECT SERIES B (TAX INCREMENTAL REVENUE,
                    WACHOVIA BANK LOC)ss+/-(Q)                                          0.33      12/01/2023         6,005,000
     3,195,000   COBB COUNTY GA HOUSING AUTHORITY TAMARRON APARTMENTS PROJECT
                    (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.33      03/01/2024         3,195,000

                   Wells Fargo Advantage Money Market Funds 73


Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
GEORGIA (continued)
$    7,500,000   COBB COUNTY GA KENNESTONE HOSPITAL AUTHORITY (HEALTHCARE
                    FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.35%     04/01/2040   $     7,500,000
    10,125,000   COWETA COUNTY GA DEVELOPMENT AUTHORITY YATES PROJECT (OTHER
                    REVENUE)ss+/-                                                       0.16      06/01/2032        10,125,000
     4,620,000   DEKALB COUNTY NEWTOWN GWINETT GA JOINT REAL ESTATE STUDENT I
                    (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(q)           0.28      06/01/2035         4,620,000
     8,375,000   DEKALB COUNTY NEWTOWN GWINETT GA REAL ESTATE PACKAGE I LLC
                    (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(q)           0.28      06/01/2032         8,375,000
    14,670,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL
                    PROPERTIES INCORPORATED (PRIVATE SCHOOL REVENUE, WACHOVIA BANK
                    LOC)ss+/-(q)                                                        0.28      04/01/2024        14,670,000
    11,630,000   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
                    WACHOVIA BANK LOC)ss+/-(q)                                          0.20      10/01/2033        11,630,000
    12,190,000   FULTON COUNTY GA SERIES 1474 (WATER & SEWER REVENUE,
                    FINANCIAL GUARANTY INSURANCE COMPANY LOC)ss+/-                      0.44      07/01/2012        12,190,000
     9,535,000   GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY SENIOR
                    LIVING FACILITIES LANIER VILLAGE SERIES B (HCFR, BANK OF
                    AMERICA NA LOC)ss+/-                                                0.15      11/15/2033         9,535,000
     5,500,000   GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER
                    UNIVERSITY PROJECT SERIES A (OTHER REVENUE, BRANCH BANKING &
                    TRUST LOC)ss+/-                                                     0.32      10/01/2036         5,500,000
    26,005,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY
                    (OTHER REVENUE)ss+/-                                                0.15      09/01/2029        26,005,000
     9,285,000   ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)ss+/-      0.33      01/01/2034         9,285,000
                                                                                                                   141,285,000
                                                                                                               ---------------
HAWAII: 0.09%
     5,000,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI KAU
                    (MFHR, FHLMC INSURED)ss+/-                                          0.29      12/01/2041         5,000,000
                                                                                                               ---------------
IDAHO: 0.20%
    10,800,000   COEUR D ALENE ID (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-          0.33      08/15/2022        10,800,000
                                                                                                               ---------------
ILLINOIS: 8.41%
     2,000,000   AURORA IL ECONOMIC DEVELOPMENT (COLLEGE AND UNIVERSITY REVENUE,
                    HARRIS TRUST SAVINGS BANK LOC)ss+/-                                 0.35      03/01/2035         2,000,000
     2,970,000   CHICAGO IL BOARD OF EDUCATION (PROPERTY TAX REVENUE, FIRST
                    SECURITY BANK LOC)ss+/-                                             0.39      12/01/2026         2,970,000
    16,260,000   CHICAGO IL BOARD OF EDUCATION SERIES 3010 (PROPERTY TAX REVENUE,
                    AMBAC INSURED)ss+/-                                                 1.34      12/01/2030        16,260,000
    12,500,000   CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
                    AMERICA NA LOC)ss+/-                                                0.22      01/01/2037        12,500,000
    17,325,000   CHICAGO IL PARK DISTRICT (PROPERTY TAX REVENUE, FIRST SECURITY
                    BANK LOC)ss+/-                                                      0.39      01/01/2011        17,325,000
    11,110,000   CHICAGO IL WASTEWATER TRANSMISSION SUBSERIES C-2 (SEWER REVENUE,
                    BANK OF AMERICA NA LOC)ss+/-                                        0.18      01/01/2039        11,110,000
    18,580,000   COOK COUNTY IL (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                    LOC)ss+/-                                                           0.39      11/15/2011        18,580,000
     1,615,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555 (OTHER REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       0.34      12/01/2021         1,615,000
     4,560,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-534 (OTHER REVENUE,
                    AMBAC INSURED)ss+/-                                                 0.34      01/01/2022         4,560,000
    16,900,000   HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE,
                    NORTHERN TRUST CORPORATION LOC)ss+/-                                0.41      01/01/2010        16,900,000
     4,370,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY AURORA CENT CATHOLIC HIGH
                    SCHOOL (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                0.41      04/01/2024         4,370,000
     5,480,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF SCIENCES
                    (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE BANK
                    LOC)ss+/-                                                           0.41      01/01/2033         5,480,000
     4,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK COMMUNICATIONS PROJECT
                    (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.33      03/01/2017         4,500,000

                  74 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
ILLINOIS (continued)
$    1,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY
                    (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                0.41%     12/01/2024   $     1,000,000
     4,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
                    (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)ss+/-              0.41      10/01/2031         4,300,000
    22,435,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL
                    PROJECT B (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                    CORPORATION LOC)ss+/-                                               0.41      06/01/2035        22,435,000
     9,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT
                    (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                         0.41      04/01/2035         9,000,000
    14,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
                    PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
                    LOC)ss+/-                                                           0.41      04/01/2025        14,500,000
    10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE
                    (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                0.41      06/01/2024        10,000,000
    34,600,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY YMCA METROPOLITAN CHICAGO
                    PROJECT (RECREATIONAL FACILITIES REVENUE, HARRIS TRUST SAVINGS
                    BANK LOC)ss+/-                                                      0.32      06/01/2029        34,600,000
     5,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL
                    SOCIETY SERIES B (OTHER REVENUE, NORTHERN TRUST CORPORATION
                    LOC)ss+/-                                                           0.41      12/15/2025         5,000,000
     7,055,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY DOMINICAN UNIVERSITY
                    SERIES B (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                           0.34      10/01/2030         7,055,000
       185,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
                    PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-        0.32      03/01/2028           185,000
     5,425,000   ILLINOIS FINANCE AUTHORITY BELOIT MEMORIAL HOSPITAL INCORPORATED
                    SERIES A (HOSPITAL REVENUE, RADIAN INSURED)ss+/-                    0.20      04/01/2036         5,425,000
     8,385,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES A (OTHER
                    REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                       0.29      04/01/2033         8,385,000
     5,320,000   ILLINOIS FINANCE AUTHORITY BRITISH HOME RETIRED MEN (HEALTHCARE
                    FACILITIES REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-              0.33      11/01/2027         5,320,000
     8,600,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE SERIES D
                    (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                         0.22      01/01/2048         8,600,000
    12,750,000   ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL PROJECT
                    (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-       0.41      07/01/2035        12,750,000
    11,500,000   ILLINOIS FINANCE AUTHORITY LOYOLA ACADEMY (PRIVATE SCHOOL REVENUE,
                    JPMORGAN CHASE BANK LOC)ss+/-                                       0.41      10/01/2037        11,500,000
     8,305,000   ILLINOIS FINANCE AUTHORITY POLLUTION CONTROL (POLLUTION CONTROL
                    REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.28      05/01/2021         8,305,000
    24,970,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE,
                    NORTHERN TRUST CORPORATION LOC)ss+/-                                0.41      09/01/2024        24,970,000
    20,000,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT (OTHER
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.86      09/01/2031        20,000,000
    11,800,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES B (HFFA
                    REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.23      05/15/2035        11,800,000
    10,100,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER
                    REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                       0.41      02/01/2035        10,100,000
    43,570,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
                    TERRITORIES, NORTHERN TRUST CORPORATION LOC)ss+/-                   0.41      09/01/2035        43,570,000
    13,000,000   ILLINOIS FINANCE AUTHORITY ST. IGNATIUS COLLEGE (PRIVATE SCHOOL
                    REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.41      12/01/2036        13,000,000
     5,820,000   ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT
                    (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-       0.41      01/01/2037         5,820,000
     7,200,000   ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT (HCFR, NORTHERN
                    TRUST CORPORATION LOC)ss+/-                                         0.41      11/01/2035         7,200,000
     4,500,000   ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE & UNIVERSITY
                    REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                         0.33      10/01/2033         4,500,000
     7,530,000   ILLINOIS STATE SERIES G (GO STATES, BANK OF AMERICA NA LOC)ss+/-       0.54      05/01/2012         7,530,000
     3,900,000   ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                    UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-              0.33      10/01/2032         3,900,000

                   Wells Fargo Advantage Money Market Funds 75


Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
   ---------     ------------------------------------------------------------------   --------   -----------   ---------------
ILLINOIS (continued)
$    2,900,000   LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT (OTHER REVENUE,
                    LASALLE NATIONAL BANK NA LOC)ss+/-                                  0.36%     10/01/2026   $     2,900,000
     5,810,000   MONMOUTH IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT
                    (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK
                    PLC LOC)ss+/-                                                       0.55      06/01/2035         5,810,000
     3,415,000   SAINT CLAIR COUNTY IL MCKENDREE COLLEGE PROJECT (COLLEGE AND
                    UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                    0.33      06/01/2034         3,415,000
     8,520,000   WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (COLLEGE & UNIVERSITY
                    REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            0.55      12/01/2032         8,520,000
                                                                                                                   459,565,000
                                                                                                               ---------------
INDIANA: 2.12%
     2,910,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549 (OTHER REVENUE,
                    FGIC INSURED)ss+/-                                                  0.34      07/10/2021         2,910,000
    21,300,000   GOSHEN IN ECONOMIC DEVELOPMENT GOSHEN COLLEGE PROJECT (COLLEGE &
                    UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                   0.32      10/01/2042        21,300,000
    37,300,000   INDIANA BOND BANK ADVANCED FUNDING PROGRAM SERIES A (EDUCATIONAL
                    FACILITIES REVENUE)                                                 2.00      01/05/2010        37,414,532
     5,470,000   INDIANA FINANCE AUTHORITY NORTHSHORE HEALTH CENTER PROJECT
                    (HCFR)ss+/-                                                         0.36      07/01/2038         5,470,000
     7,100,000   INDIANA FINANCE AUTHORITY SISTERS OF SAINT FRANCIS SERIES H (HCFR,
                    JPMORGAN CHASE BANK LOC)ss+/-                                       0.25      09/01/2048         7,100,000
     5,300,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                    CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING &
                    TRUST LOC)ss+/-                                                     0.23      02/15/2030         5,300,000
     8,930,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                    CLARIAN HEALTH SERIES D (OTHER REVENUE, BRANCH BANKING &
                    TRUST)ss+/-                                                         0.23      02/15/2030         8,930,000
     4,660,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                    SERIES A (HCFR, US BANK NA LOC)ss+/-                                0.20      10/01/2032         4,660,000
     3,625,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY SYCAMORE SCHOOL
                    PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-               0.50      08/01/2024         3,625,000
    11,905,000   INDIANAPOLIS IN CANAL SQUARE APARTMENTS (MFHR, FHLMC INSURED)ss+/-     0.35      04/01/2033        11,905,000
     3,440,000   INDIANAPOLIS IN INDUSTRIAL MULTIFAMILY HOUSING WASHINGTON POINTE
                    PROJECT A (OTHER REVENUE, FNMA INSURED)ss+/-                        0.28      08/15/2040         3,440,000
     3,800,000   MARION IN ECONOMIC DEVELOPMENT WESLEYAN UNIVERSITY PROJECT
                   (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-          0.33      06/01/2036         3,800,000
                                                                                                                   115,854,532
                                                                                                               ---------------
IOWA: 2.06%
     9,880,000   HILLS IA MERCY HOSPITAL PROJECT (HCFR, ALLIED IRISH BANK
                    PLC LOC)ss+/-                                                       0.43      08/01/2035         9,880,000
    14,510,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER REVENUE,
                    KBC BANK NV LOC)ss+/-                                               0.21      11/01/2026        14,510,000
     2,960,000   IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A (MFHR,
                    FHLMC INSURED)ss+/-                                                 0.32      05/01/2031         2,960,000
    11,475,000   IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT (HCFR,
                    ALLIED IRISH BANK PLC LOC)ss+/-                                     0.43      06/01/2027        11,475,000
     9,465,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS (EDUCATIONAL
                    FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 0.43      03/01/2036         9,465,000
    15,715,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT A
                    (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                             0.32      06/01/2039        15,715,000
     2,100,000   IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT MERCY COLLEGE PROJECT
                    (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.20      07/01/2025         2,100,000
     8,295,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
                    PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                    CORPORATION LOC)ss+/-                                               0.20      05/01/2029         8,295,000
     4,695,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT
                    (OTHER REVENUE, JPMORGAN CHASE BANK, NORTHERN TRUST COMPANY
                    LOC)ss+/-                                                           0.20      10/01/2038         4,695,000
    14,705,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                    (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST COMPANY LOC)ss+/-     0.20      04/01/2033        14,705,000

                  76 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
IOWA (continued)
$    4,070,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES MOINES
                    UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH
                    BANK PLC LOC)ss+/-                                                  0.43%     10/01/2033   $     4,070,000
    14,815,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES UNIVERSITY
                    OF DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                    CORPORATION LOC)ss+/-                                               0.20      04/01/2035        14,815,000
                                                                                                                   112,685,000
                                                                                                               ---------------
KENTUCKY: 0.67%
     1,060,000   CHRISTIAN COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST SERIES B
                    (OTHER REVENUE, US BANK NA LOC)ss+/-                                0.13      08/01/2037         1,060,000
    11,180,000   JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE
                    PROJECT SERIES (LEASE REVENUE, WACHOVIA BANK LOC)ss+/-(q)           0.29      09/01/2029        11,180,000
     9,425,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT WATERFORD
                    PLACE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC INSURED)ss+/-      0.33      01/01/2034         9,425,000
     5,000,000   TRIMBLE COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST SERIES A
                    (LEASE REVENUE, US BANK NA LOC)ss+/-                                0.13      12/01/2038         5,000,000
     4,900,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES A (OTHER
                    REVENUE, US BANK NA LOC)ss+/-                                       0.19      07/01/2038         4,900,000
     5,000,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES B (LEASE
                    REVENUE, US BANK NA LOC)ss+/-                                       0.19      12/01/2038         5,000,000
                                                                                                                    36,565,000
                                                                                                               ---------------
LOUISIANA: 1.39%
       870,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577 (OTHER REVENUE,
                    AMBAC INSURED)ss+/-                                                 0.34      12/01/2020           870,000
     7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)ss+/-            0.30      09/01/2033         7,845,000
     9,900,000   LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT (OTHER
                    REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            1.36      12/01/2036         9,900,000
    34,350,000   LOUISIANA STATE GAS & FUELS TAX CLASS A (SALES TAX REVENUE, FIRST
                    SECURITY BANK LOC)ss+/-                                             0.39      05/01/2035        34,350,000
    23,100,000   LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE, BANQUE NATIONALE
                    PARIS LOC)ss+/-                                                     0.20      07/15/2026        23,100,000
                                                                                                                    76,065,000
                                                                                                               ---------------

MAINE: 0.25%
    12,000,000   MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (OTHER REVENUE, TD
                    BANKNORTH NA LOC)ss+/-                                              0.31      06/01/2038        12,000,000
     1,700,000   SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL REVENUE,
                    ALLIED IRISH BANK PLC LOC)ss+/-                                     0.39      08/01/2024         1,700,000
                                                                                                                    13,700,000
                                                                                                               ---------------
MARYLAND: 0.26%
     7,700,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY
                    UPPER CHESAPEAKE HOSPITAL SERIES A (HEALTHCARE FACILITIES
                    REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.14      01/01/2043         7,700,000
     2,745,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                    WACHOVIA BANK LOC)ss+/-(q)                                          0.48      03/01/2032         2,745,000
     3,555,000   WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                    LOC)ss+/-(q)                                                        0.28      04/01/2030         3,555,000
                                                                                                                    14,000,000
                                                                                                               ---------------

MASSACHUSETTS: 1.00%
     4,095,000      DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-528 (OTHER
                       REVENUE, XL CAPITAL ASSURANCE COMPANY INSURED)ss+/-              0.32      05/01/2039         4,095,000
     5,000,000      MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
                        BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN
                        CHASE BANK LOC)ss+/-                                            0.29      06/01/2036         5,000,000

                  Wells Fargo Advantage Money Market Funds 77


Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
MASSACHUSETTS (continued)
$    4,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY
                    CRANBERRIES PROJECT (IDR, WACHOVIA BANK LOC)ss+/-(q)                0.46%     10/15/2011   $     4,500,000
    10,600,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SHADY HILL SCHOOL
                    (OTHER REVENUE, TD BANKNORTH NA LOC)ss+/-                           0.31      06/01/2038        10,600,000
     6,450,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SOLOMON
                    SCHECHTER DAY SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                           0.39      11/01/2037         6,450,000
     7,600,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    BAYSTATE MEDICAL CENTER SERIES J1 (HEALTHCARE FACILITIES
                    REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.25      07/01/2044         7,600,000
    10,000,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    SOUTH SHORE PROPERTY SERIES A (HCFR, WACHOVIA BANK LOC)ss+/-(q)     0.26      07/01/2033        10,000,000
     6,200,000   MASSACHUSETTS STATE SCHOOL BUILDING AUTHORITY SERIES 2479Z (OTHER
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.54      08/15/2013         6,200,000
                                                                                                                    54,445,000
                                                                                                               ---------------
MICHIGAN: 1.25%
    28,070,000   DETROIT MI (SEWER REVENUE, FIRST SECURITY BANK LOC)ss+/-               0.79      07/01/2010        28,070,000
     9,585,000   KENTWOOD MI PUBLIC SCHOOLS CLASS A (PROPERTY TAX REVENUE, FIRST
                    SECURITY BANK LOC)ss+/-                                             0.39      05/01/2022         9,585,000
     5,400,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                    HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN
                    LOC)ss+/-                                                           0.31      01/01/2034         5,400,000
    17,100,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
                    SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-              0.24      10/15/2030        17,100,000
     8,200,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
                    SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-              0.24      10/15/2030         8,200,000
                                                                                                                    68,355,000
                                                                                                               ---------------
MINNESOTA: 5.97%
     9,115,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                    REVENUE, FNMA INSURED)ss+/-                                         0.32      11/15/2033         9,115,000
     1,540,000   ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN HOMES
                    SERIES A UNITED STATES BANK INSURED (HCFR, US BANK NA LOC)ss+/-     0.18      09/01/2029         1,540,000
       919,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                    LOC)ss+/-                                                           0.18      09/01/2029           919,000
     5,725,000   BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC
                    INSURED)ss+/-                                                       0.32      07/01/2038         5,725,000
     3,495,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-     0.32      07/15/2030         3,495,000
     8,350,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                    INSURED)ss+/-                                                       0.32      01/01/2035         8,350,000
     6,110,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW YORK
                    LOC)ss+/-                                                           0.20      11/01/2035         6,110,000
     7,000,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
                    (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                              0.54      11/01/2020         7,000,000
     2,850,000   CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
                    (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                  0.54      11/01/2027         2,850,000
     3,900,000   COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE NATIONAL
                    BANK NA LOC)ss+/-                                                   0.33      06/01/2013         3,900,000
     1,250,000   COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR, ABN
                    AMRO BANK INSURED)ss+/-                                             0.33      06/01/2013         1,250,000
     3,250,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR, FHLB
                    INSURED)ss+/-                                                       0.33      05/01/2027         3,250,000
     4,830,000   DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION (ECONOMIC
                    DEVELOPMENT REVENUE, US BANK NA LOC)ss+/-                           0.23      01/01/2012         4,830,000
     2,000,000   DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL
                    SERVICES LOC)ss+/-                                                  0.50      06/01/2029         2,000,000
     3,345,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER REVENUE,
                    AMBAC INSURED)ss+/-                                                 0.34      01/01/2030         3,345,000
       800,000   EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA
                    INSURED)ss+/-                                                       0.32      02/15/2031           800,000
     3,080,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)ss+/-                   0.33      12/01/2029         3,080,000

                   78 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)


NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
--------------   ------------------------------------------------------------------   --------   -----------   ---------------
MINNESOTA (continued)
$    5,250,000   FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER REVENUE,
                    FNMA INSURED)ss+/-                                                  0.34%     08/15/2038   $     5,250,000
    11,085,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT (HOUSING
                    REVENUE, FNMA INSURED)ss+/-                                         0.32      05/15/2035        11,085,000
     1,620,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE,
                    FHLMC INSURED)ss+/-                                                 0.32      03/01/2029         1,620,000
     2,100,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                    (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                       0.37      10/01/2023         2,100,000
     6,450,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                    (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                       0.37      10/01/2031         6,450,000
     7,245,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                    CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-      0.20      08/15/2037         7,245,000
    13,930,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                    SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-              0.20      08/15/2025        13,930,000
    11,990,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                    CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-      0.20      08/15/2037        11,990,000
     1,075,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE FACILITIES
                    SERIES A (HCFR, FIRST SECURITY BANK LOC)ss+/-                       0.20      08/15/2034         1,075,000
       700,000   MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE & LOCAL
                    GOVERNMENTS, US BANK NA LOC)ss+/-                                   0.18      08/01/2036           700,000
     1,607,000   MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL
                    REVENUE, US BANK NA LOC)ss+/-                                       0.18      05/01/2026         1,607,000
     1,040,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                    REVENUE, US BANK NA LOC)ss+/-                                       0.18      10/01/2021         1,040,000
    18,880,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                    SERIES B (HCFR, FIRST SECURITY BANK LOC)ss+/-                       0.20      08/15/2025        18,880,000
     7,320,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
                    LUTHERAN PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-             0.54      09/01/2021         7,320,000
    31,390,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
                    FACILITY ESSENTIAL C4 (HCFR, ASSURED GUARANTY)ss+/-                 0.21      02/15/2030        31,390,000
     2,255,000   MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1 (COLLEGE &
                    UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                            0.25      04/01/2027         2,255,000
     2,915,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H (COLLEGE &
                    UNIVERSITY REVENUE, HARRIS TRUST & SAVINGS BANK LOC)ss+/-           0.20      10/01/2030         2,915,000
       155,000   MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3
                    (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK
                    LOC)ss+/-                                                           0.30      10/01/2016           155,000
     3,105,000   MINNESOTA STATE OLAF COLLEGE SERIES 5-M1 (COLLEGE & UNIVERSITY
                    REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                        0.20      10/01/2032         3,105,000
     5,520,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                    UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 0.60      10/01/2021         5,520,000
     8,030,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                    UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 0.60      04/01/2025         8,030,000
    14,665,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                    UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 0.60      04/01/2027        14,665,000
     2,085,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER REVENUE,
                    BANK OF NEW YORK LOC)ss+/-                                          0.32      10/01/2032         2,085,000
     5,520,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-                     0.32      05/15/2034         5,520,000
     2,665,000   MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
                    INSURED)ss+/-                                                       0.32      11/15/2031         2,665,000
     9,540,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING REVENUE,
                    FHLMC)ss+/-                                                         0.32      11/01/2035         9,540,000
     5,150,000   PINE CITY MN STATE AGENCY (HOUSING REVENUE, FNMA INSURED)ss+/-         0.32      04/15/2036         5,150,000
     2,865,000   PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING REVENUE,
                    FNMA INSURED)ss+/-                                                  0.32      09/15/2031         2,865,000
       300,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK NA
                    LOC)ss+/-                                                           0.18      10/01/2029           300,000
     8,670,000   ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE & UNIVERSITY
                    REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                               0.28      07/01/2036         8,670,000

                   Wells Fargo Advantage Money Market Funds 79


Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                          RATE         DATE           VALUE
--------------   ------------------------------------------------------------------   --------   -----------   ---------------
MINNESOTA (continued)
$    1,185,000   SPRING LAKE PARK MN SENIOR HOUSING OAK CREST APARTMENTS PROJECT
                    (HOUSING REVENUE, US BANK NA LOC)ss+/-                              0.32%     02/15/2033   $     1,185,000
     2,000,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT
                    (MFHR, FNMA INSURED)ss+/-                                           0.32      05/15/2032         2,000,000
     4,970,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                    FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 0.55      10/01/2025         4,970,000
    11,300,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)ss+/-            0.32      10/01/2035        11,300,000
     1,045,000   ST. LOUIS PARK MN MFHR PARKSHORE PROJECT (HOUSING REVENUE, FNMA
                    INSURED)ss+/-                                                       0.32      08/01/2034         1,045,000
     1,000,000   ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE PROJECT (MFHR, FNMA
                    INSURED)ss+/-                                                       0.32      10/01/2033         1,000,000
     5,510,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                    ALLIED IRISH BANK PLC LOC)ss+/-                                     0.43      05/01/2022         5,510,000
     5,020,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                    ALLIED IRISH BANK PLC LOC)ss+/-                                     0.43      10/01/2025         5,020,000
     1,250,000   ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES 06-3
                    (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK LOC)ss+/-        0.20      04/01/2036         1,250,000
     3,415,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
                    REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                     1.23      03/01/2021         3,415,000
     1,210,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O
                    (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-              1.23      03/01/2012         1,210,000
     1,580,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                    REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                     1.50      03/01/2022         1,580,000
     1,870,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                    (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-              0.75      12/01/2025         1,870,000
     3,590,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
                    INSURED)ss+/-                                                       0.32      02/01/2034         3,590,000
     7,160,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                    INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)ss+/-                0.48      02/01/2015         7,160,000
     8,310,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED
                    IRISH BANK PLC LOC)ss+/-                                            0.43      05/01/2025         8,310,000
     3,220,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE,
                    GO OF UNIVERSITY)ss+/-                                              0.20      08/15/2031         3,220,000
                                                                                                                   326,316,000
                                                                                                               ---------------
MISSISSIPPI: 0.60%
    14,825,000   MISSISSIPPI BUSINESS FINANCE CORPORATION JACKSON STATE UNIVERSITY
                    SERIES A1 (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                0.33      01/01/2033        14,825,000
    18,090,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL CORPORATION
                    PROJECT (IDR, WACHOVIA BANK LOC)ss+/-(q)                            0.28      04/01/2028        18,090,000
                                                                                                                    32,915,000
                                                                                                               ---------------
MISSOURI: 1.97%
     4,300,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                    INSURED)ss+/-                                                       0.35      08/01/2035         4,300,000
     6,200,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE, FIFTH
                    THIRD BANK LOC)ss+/-                                                0.33      01/01/2030         6,200,000
    17,700,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                    (OTHER REVENUE )ss+/-                                               0.20      04/01/2027        17,700,000
     1,905,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                    (COLLEGE & UNIVERSITY REVENUE LOC)ss+/-                             0.20      04/01/2027         1,905,000
     8,015,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF MUNICIPAL
                    UTILITIES (LEASE REVENUE, US BANK NA LOC)ss+/-                      0.20      06/01/2033         8,015,000
    13,000,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION KAUFFMAN
                    PROJECT SERIES A (OTHER REVENUE)ss+/-                               0.20      06/01/2037        13,000,000
     5,300,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY CHILDRENS
                    MERCY HOSPITAL SERIES A (HCFR, UBS AG LOC)ss+/-                     0.31      05/15/2032         5,300,000
     2,000,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY CHILDRENS
                    MERCY HOSPITAL SERIES B (HCFR, UBS AG LOC)ss+/-                     0.31      05/15/2023         2,000,000
    10,000,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY MOTHER OF
                    GOOD COUNSEL HOME PROJECT (HCFR, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                           1.36      07/01/2037        10,000,000

                   80 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
MISSOURI (continued)
$    5,900,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY RANKEN
                    TECHNICAL COLLEGE (COLLEGE AND UNIVERSITY REVENUE, RADIAN
                    INSURED)ss+/-                                                       0.20%     11/15/2031   $     5,900,000
       145,000   MISSOURI STATE HEFA ST. LOUIS UNIVERSITY PROJECT SERIES A
                    (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.18      10/01/2009           145,000
    16,100,000   MISSOURI STATE MO HEALTH & EDUCATIONAL FACILITIES AUTHORITY THE
                    WASHINGTON UNIVERSITY SERIES A (COLLEGE AND UNIVERSITY REVENUE,
                    JPMORGAN CHASE BANK LOC)ss+/-                                       0.16      09/01/2030        16,100,000
    16,000,000   SAINT LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MFHR, FNMA
                    INSURED)ss+/-                                                       0.35      03/15/2034        16,000,000
     1,000,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
                    (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                 0.45      06/15/2024         1,000,000
                                                                                                                   107,565,000
                                                                                                               ---------------
NEBRASKA: 0.83%
    40,000,000   CENTRAL PLAINS NE ENERGY PROJECT NUMBER 2 (OTHER REVENUE)ss+/-         0.33      08/01/2039        40,000,000
     5,100,000   NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
                    JPMORGAN CHASE BANK LOC)ss+/-                                       0.32      02/01/2015         5,100,000
                                                                                                                    45,100,000
                                                                                                               ---------------
NEVADA: 1.63%
    19,120,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                    FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                           0.44      01/01/2037        19,120,000
     9,700,000   CLARK COUNTY NV LUTHERAN SECONDARY SCHOOL ASSOCIATION PROJECT
                    (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.39      02/01/2030         9,700,000
    34,000,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF
                    NEW YORK LOC)ss+/-                                                  0.31      10/01/2035        34,000,000
    11,910,000   RENO NV CAPITAL IMPROVEMENT SERIES A (TAX REVENUE, BANK OF
                    AMERICA NA LOC)ss+/-                                                0.30      06/01/2032        11,910,000
    14,115,000   RENO NV SALES TAX REVENUE SR LIEN RETRAC RENO PROJECT (SALES
                    TAX REVENUE, BANK OF NEW YORK LOC)ss+/-                             0.12      06/01/2042        14,115,000
                                                                                                                    88,845,000
                                                                                                               ---------------
NEW HAMPSHIRE: 1.48%
     5,025,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY BREWSTER
                    ACADEMY (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                           0.55      09/01/2031         5,025,000
    13,550,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL FACILITIES
                    REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            0.42      09/01/2036        13,550,000
     6,680,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
                    REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            0.55      01/01/2037         6,680,000
    13,000,000   NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL (HFFA REVENUE,
                    BANK OF AMERICA NA LOC)ss+/-                                        0.27      10/01/2036        13,000,000
     3,390,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
                    JPMORGAN CHASE BANK LOC)ss+/-                                       0.32      01/01/2030         3,390,000
     4,085,000   NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER REVENUE, ALLIED IRISH
                    BANK PLC LOC)ss+/-                                                  0.55      07/01/2038         4,085,000
    21,235,000   NEW HAMPSHIRE HEFA SAINT ANSELM COLLEGE (OTHER REVENUE, RBS
                    CITIZENS NA)ss+/-                                                   0.35      06/01/2038        21,235,000
     8,300,000   NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF NOVA
                    SCOTIA LOC)ss+/-                                                    0.54      02/01/2036         8,300,000
     5,670,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY
                    HEALTH SYSTEM (HOUSING REVENUE, TD BANKNORTH NA LOC)ss+/-           0.20      10/01/2043         5,670,000
                                                                                                                    80,935,000
                                                                                                               ---------------
NEW JERSEY: 0.20%
     5,400,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511 (OTHER REVENUE,
                    MBIA INSURED)ss+/-                                                  0.32      01/01/2032         5,400,000
     2,745,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE, AGC-ICC
                    INSURED)ss+/-                                                       0.47      06/15/2012         2,745,000

                   Wells Fargo Advantage Money Market Funds 81


Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
NEW JERSEY (CONTINUED)
$   2,550,000    NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES TAX
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.79%     12/15/2011   $     2,550,000
                                                                                                                    10,695,000
                                                                                                               ---------------
NEW MEXICO: 0.42%
     5,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1 (OTHER REVENUE,
                    STATE STREET BANK & TRUST LOC)ss+/-                                 0.25      06/15/2024         5,000,000
    11,100,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER REVENUE,
                    UBS AG LOC)ss+/-                                                    0.20      06/15/2024        11,100,000
     6,575,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER REVENUE,
                    UBS AG LOC)ss+/-                                                    0.17      12/15/2026         6,575,000
                                                                                                                    22,675,000
                                                                                                               ---------------
NEW YORK: 1.40%
    11,250,000   METROPOLITAN NY TRANSITION AUTHORITY (TRANSPORTATION REVENUE,
                    AMBAC INSURED)ss+/-                                                 1.32      11/15/2023        11,250,000
    14,800,000   NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY BUILDING AID CLASS A
                    (TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                         0.39      01/15/2037        14,800,000
    39,605,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY (TRANSPORTATION
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.79      11/15/2025        39,605,000
    10,700,000   NEW YORK NY CITY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)ss+/-       0.13      11/01/2039        10,700,000
                                                                                                                    76,355,000
                                                                                                               ---------------
NORTH CAROLINA: 1.41%
     4,900,000   MECKLENBURG COUNTY NC COP (LEASE REVENUE, WACHOVIA BANK
                    LOC)ss+/-(q)                                                        0.28      02/01/2025         4,900,000
     6,000,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY CAMPBELL
                    UNIVERSITY (COLLEGE AND UNIVERSITY REVENUE, BRANCH BANKING &
                    TRUST)ss+/-                                                         0.33      10/01/2034         6,000,000
     7,100,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL SCHOOL
                    PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                  0.33      09/01/2029         7,100,000
     7,890,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY WOLFPACK CLUB
                    SERIES A (COLLEGE AND UNIVERSITY REVENUE, WACHOVIA BANK
                    LOC)ss+/-(q)                                                        0.28      07/01/2035         7,890,000
     1,045,000   NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY CHARLOTTE DAY
                    SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.33      08/01/2020         1,045,000
    12,080,000   NORTH CAROLINA MEDICAL CARE COMMISSION CAROL WOODS PROJECT (HCFR,
                    RADIAN INSURED)ss+/-                                                0.20      04/01/2031        12,080,000
     4,200,000   NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT FINANCING
                    PROJECT (HCFR, KBC BANK NV LOC)ss+/-                                0.23      12/01/2025         4,200,000
     4,900,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH SYSTEM
                    SERIES B1 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                   0.21      12/01/2036         4,900,000
    10,200,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH SYSTEM
                    SERIES B2 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                   0.32      12/01/2036        10,200,000
     4,680,000   NORTH CAROLINA MEDICAL CARE COMMISSION WAYNE MEMORIAL HOSPITAL
                    (HCFR, BRANCH BANKING & TRUST)ss+/-                                 0.28      10/01/2036         4,680,000
     2,170,000   NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME PROJECT
                    (HCFR, WACHOVIA BANK LOC)ss+/-(q)                                   0.28      08/01/2024         2,170,000
     7,730,000   NORTH CAROLINA MEDICAL CARE COMMUNITY SOUTHMINSTER PROJECT (HCFR,
                    WACHOVIA BANK LOC)ss+/-(q)                                          0.28      10/01/2015         7,730,000
     4,300,000   PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A (AIRPORT REVENUE,
                    BRANCH BANKING & TRUST)ss+/-                                        0.33      07/01/2032         4,300,000
                                                                                                                    77,195,000
                                                                                                               ---------------
NORTH DAKOTA: 0.60%
    10,185,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A1 (HCFR, ASSURED
                    GUARANTY)ss+/-                                                      0.28      02/15/2037        10,185,000
    22,800,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A2 (HCFR, ASSURED
                    GUARANTY)ss+/-                                                      0.32      02/15/2037        22,800,000
                                                                                                                    32,985,000
                                                                                                               ---------------

                   82 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
OHIO: 3.22%
$    8,890,000   ALLEN COUNTY OH HOSPITAL FACILITIES CATHOLIC HEALTHCARE SERIES A
                    (HCFR, BANK OF AMERICA NA LOC)ss+/-                                 0.13%     10/01/2031   $     8,890,000
     9,000,000   CLEVELAND OH AIRPORT SYSTEM SERIES D (AIRPORT REVENUE, KBC BANK
                    NV LOC)ss+/-                                                        0.40      01/01/2024         9,000,000
    12,800,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89 GARAGE
                    PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-               0.22      01/01/2037        12,800,000
    15,050,000   CUYAHOGA COUNTY OH ECONOMIC DEVELOPMENT CLEVELAND BOTANICAL
                    GARDENS PROJECT (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH
                    BANK PLC LOC)ss+/-                                                  0.60      07/01/2031        15,050,000
     3,350,000   DAYTON OH AIR FREIGHT SERIES C (IDR)                                   6.05      10/01/2009         3,350,508
     6,665,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT (HFFA
                    REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.29      03/01/2036         6,665,000
    15,555,000   FRANKLIN COUNTY OH HEALTH CARE FACILITIES MOTHER ANGELINE MCCRORY
                    PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                      0.55      04/01/2035        15,555,000
     4,870,000   GEAUGA COUNTY OH SISTERS OF NOTRE DAME PROJECT (OTHER REVENUE,
                    ALLIED IRISH BANK PLC LOC)ss+/-                                     0.65      08/01/2016         4,870,000
    12,765,000   HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN
                    CHASE BANK LOC)ss+/-                                                0.30      12/01/2026        12,765,000
    22,450,000   LANCASTER OH PORT AUTHORITY (OTHER REVENUE)ss+/-                       0.32      05/01/2038        22,450,000
    14,025,000   OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN UNIVERSITY
                    PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-               0.28      12/01/2037        14,025,000
     9,770,000   PARMA OH PARMA COMMUNITY GENERAL HOSPITAL SERIES C (HCFR,
                    JPMORGAN CHASE BANK LOC)ss+/-                                       0.29      11/01/2030         9,770,000
    10,000,000   PORTAGE COUNTY OH ROBINSON MEMORIAL HOSPITAL (HCFR, JPMORGAN
                    CHASE BANK LOC)ss+/-                                                0.39      09/01/2033        10,000,000
     2,810,000   WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT (IDR,
                    SCOTIABANK LOC)ss+/-                                                0.52      09/01/2015         2,810,000
    16,552,000   WARREN COUNTY OH HEALTH CARE FACILITIES OTTERBEIN HOMES SERIES B
                    (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)ss+/-                0.21      07/01/2023        16,552,000
    11,285,000   WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT (OTHER REVENUE,
                    JPMORGAN CHASE BANK LOC)ss+/-                                       0.23      03/01/2033        11,285,000
                                                                                                                   175,837,508
                                                                                                               ---------------
OKLAHOMA: 0.43%
     8,155,000   EDMOND OK ECONOMIC DEVELOPMENT AUTHORITY EDMOND PROJECT SERIES A
                    (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                           0.50      06/01/2031         8,155,000
     5,095,000   OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT (HCFR,
                    BANK OF AMERICA NA LOC)ss+/-                                        0.38      11/01/2018         5,095,000
    10,090,000   OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880 (ELECTRIC
                    REVENUE, FGIC INSURED)ss+/-                                         0.74      01/01/2015        10,090,000
                                                                                                                    23,340,000
                                                                                                               ---------------
OREGON: 0.21%
     7,825,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY HOLLADAY PARK
                    PLAZA PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                0.13      11/15/2033         7,825,000
     3,700,000   OREGON STATE FACILITIES AUTHORITY HAZELDEN SPRINGBROOK PROJECT A
                    (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                     0.54      11/01/2025         3,700,000
                                                                                                                    11,525,000
                                                                                                               ---------------
OTHER: 0.25%
     3,245,000   NORTHEAST TAX EXEMPT GRANTOR TRUST CERTIFICATES (OTHER REVENUE,
                    BANK OF AMERICA NA LOC)ss+/-                                        1.50      04/01/2019         3,245,000
    10,480,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202 (PROPERTY
                    TAX REVENUE, FGIC INSURED)ss+/-                                     1.34      06/01/2034        10,480,000
                                                                                                                    13,725,000
                                                                                                               ---------------

                  Wells Fargo Advantage Money Market Funds 83


Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
PENNSYLVANIA: 2.75%
$   13,275,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC SENIOR
                    LIVING CORPORATION (HCFR, FNMA INSURED)ss+/-                        0.28%     07/15/2028   $    13,275,000
    10,000,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES A (OTHER
                    REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                              0.35      11/01/2020        10,000,000
     9,600,000   BEAVER COUNTY PA IDA FIRSTENERGY NUCLEAR SERIES B (IDR, CITIBANK
                    NA LOC)ss+/-                                                        0.27      12/01/2035         9,600,000
    10,000,000   BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT SERIES A (OTHER
                    REVENUE, BANK OF SCOTLAND LOC)ss+/-                                 0.30      07/15/2021        10,000,000
     2,800,000   DELAWARE COUNTY PA AUTHORITY ELWYN PROJECT SERIES B (OTHER
                    REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                 0.20      06/01/2020         2,800,000
    11,175,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE, AMBAC
                    INSURED)ss+/-                                                       0.36      10/01/2025        11,175,000
     5,180,000   GROVE CITY PA AREA HOSPITAL AUTHORITY JOHN XXIII HOME PROJECT
                    (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                              0.65      02/01/2030         5,180,000
     8,835,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH SYSTEM LANCASTER
                    GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                           0.18      07/01/2041         8,835,000
    10,320,000   LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX (OTHER
                    REVENUE, WACHOVIA BANK LOC)ss+/-(q)                                 0.28      03/01/2047        10,320,000
     3,615,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                    SERIES A (HCFR, WACHOVIA BANK LOC)ss+/-(q)                          0.20      09/01/2031         3,615,000
     2,160,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                    SERIES B (HCFR, WACHOVIA BANK LOC)ss+/-(q)                          0.20      05/01/2032         2,160,000
    17,255,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                    SERIES C (HCFR, WACHOVIA BANK LOC)ss+/-(q)                          0.20      11/01/2019        17,255,000
     3,165,000   MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)        0.18      10/01/2030         3,165,000
     7,250,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
                    (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-      0.45      07/01/2034         7,250,000
     4,170,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
                    (OTHER REVENUE SOVEREIGN BANK FSB LOC)ss+/-                         0.35      11/01/2036         4,170,000
     5,500,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                    ASSOCIATION OF INDEPENDENT COLLEGES SERIES I1 (COLLEGE AND
                    UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                 0.60      11/01/2031         5,500,000
     8,575,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CHESTNUT HILL
                    COLLEGE SERIES B (EDUCATIONAL FACILITIES REVENUE, WACHOVIA BANK
                    LOC)ss+/-(q)                                                        0.48      10/01/2036         8,575,000
     1,050,000   PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE, JPMORGAN
                    CHASE BANK LOC)ss+/-                                                0.22      09/01/2034         1,050,000
     9,000,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES C13 (HCFR, ROYAL
                    BANK OF CANADA)ss+/-                                                0.39      11/01/2011         9,000,000
     7,505,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E11 (HCFR, ROYAL
                    BANK OF CANADA)ss+/-                                                0.39      12/01/2011         7,505,000
                                                                                                                   150,430,000
                                                                                                               ---------------
PUERTO RICO: 0.14%
     7,395,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES
                    A (FUEL SALES TAX REVENUE, SCOTIABANK LOC)ss+/-                     0.45      07/01/2028         7,395,000
                                                                                                               ---------------
SOUTH CAROLINA: 1.23%
     9,520,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                    NONPROFIT INSTITUTIONS (OTHER REVENUE, BANK OF AMERICA NA
                    LOC)ss+/-                                                           0.33      06/01/2025         9,520,000
     2,720,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA
                    JEWISH COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA
                    BANK LOC)ss+/-(q)                                                   0.48      12/01/2024         2,720,000
     8,300,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                    DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR, WACHOVIA
                    BANK LOC)ss+/-(q)                                                   0.33      08/01/2029         8,300,000
     6,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
                    INDUSTRIALS INCORPORATED PROJECT (HCFR, WACHOVIA BANK
                    LOC)ss+/-(q)                                                        0.48      10/01/2032         6,000,000

                  84 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
SOUTH CAROLINA (continued)
$   16,620,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
                    INDUSTRIES OF LOWER SC (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA
                    BANK LOC)ss+/-(q)                                                   0.33%     10/01/2028   $    16,620,000
     7,100,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GREENVILLE
                    BAPTIST PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-(q)                   0.33      10/01/2019         7,100,000
    12,260,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WUREF
                    DEVELOPMENT PROJECT SERIES A (COLLEGE AND UNIVERSITY REVENUE,
                    WACHOVIA BANK LOC)ss+/-(q)                                          0.33      07/01/2033        12,260,000
     4,640,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY SC STATE
                    UNIVERSITY HOUSING LLC SERIES A (COLLEGE AND UNIVERSITY
                    REVENUE, BANK OF AMERICA NA LOC)ss+/-                               0.33      03/01/2027         4,640,000
                                                                                                                    67,160,000
                                                                                                               ---------------
SOUTH DAKOTA: 1.49%
     3,200,000   LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (IDR, BANK OF
                    MONTREAL LOC)ss+/-                                                  0.24      07/01/2032         3,200,000
     6,495,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR, FNMA
                    INSURED)ss+/-                                                       0.34      02/15/2031         6,495,000
     7,500,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY SERIES H (HOUSING
                    REVENUE)                                                            2.50      01/04/2010         7,534,279
    35,800,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY AVERA
                    HEALTH SUBSERIES A1 (OTHER REVENUE, US BANK NA LOC)ss+/-            0.34      07/01/2038        35,800,000
     8,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY AVERA
                    HEALTH SUBSERIES A2 (HCFR, US BANK NA LOC)ss+/-                     0.23      07/01/2038         8,000,000
     8,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    REGIONAL HEALTH (OTHER REVENUE, US BANK NA LOC)ss+/-                0.20      09/01/2027         8,000,000
     7,500,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH SERIES C
                    (HCFR, US BANK NA LOC)ss+/-                                         0.34      11/01/2019         7,500,000
     4,900,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US BANK
                    NA LOC)ss+/-                                                        0.34      11/01/2034         4,900,000
                                                                                                                    81,429,279
                                                                                                               ---------------
TENNESSEE: 1.41%
     5,650,000   BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT PUBLIC
                    IMPORT E1 SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST)ss+/-     0.33      06/01/2037         5,650,000
    11,335,000   CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055 (OTHER
                    REVENUE, FIRST SECURITY BANK LOC)ss+/-                              0.54      04/01/2015        11,335,000
     6,080,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY MET GOVERNMENT NASHVILLE
                    & DAVIDSON (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.14      07/01/2026         6,080,000
     5,560,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                    BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-          0.14      07/01/2034         5,560,000
       800,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                    BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-          0.14      02/01/2038           800,000
    19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN STEWARTS
                    FERRY APARTMENTS (IDR, FHLMC INSURED)ss+/-                          0.33      01/01/2034        19,985,000
     3,300,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
                    LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.33      11/01/2027         3,300,000
     5,900,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
                    REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE LOC)ss+/-         0.14      04/01/2032         5,900,000
     9,135,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE, ALLIED
                    IRISH BANK PLC LOC)ss+/-                                            0.50      06/01/2032         9,135,000
     2,250,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT PUBLIC
                    IMPROVEMENT SERIES A4 (OTHER REVENUE, KBC BANK NV LOC)ss+/-         0.17      06/01/2025         2,250,000
     7,055,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
                    (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(q)                          0.48      10/01/2022         7,055,000
                                                                                                                    77,050,000
                                                                                                               ---------------

                  Wells Fargo Advantage Money Market Funds 85


Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
TEXAS: 7.79%
$    6,260,000   AUSTIN TX SUBSERIES A (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                    LOC)ss+/-                                                           0.42%     11/15/2029   $     6,260,000
     6,640,000   AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                    LOC)ss+/-                                                           0.75      11/15/2029         6,640,000
     6,500,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS PROJECT
                    (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.32      09/01/2036         6,500,000
    17,300,000   CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                    PERMANENT SCHOOL FUND GUARANTEED)ss+/-                              0.25      08/15/2032        17,300,000
    20,555,000   CRAWFORD TX EDUCATIONAL FACILITIES CORPORATION CONCORDIA
                    UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                    LOC)ss+/-(q)                                                        0.28      06/01/2037        20,555,000
     2,275,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER REVENUE,
                    PERMANENT SCHOOL FUND GUARANTEED)ss+/-                              0.34      02/15/2038         2,275,000
     9,380,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526 (OTHER REVENUE,
                    FGIC INSURED)ss+/-                                                  0.34      07/01/2026         9,380,000
     1,255,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548 (OTHER REVENUE,
                    FGIC INSURED)ss+/-                                                  0.34      11/15/2029         1,255,000
     1,800,000   FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES 2852 (PROPERTY TAX
                    REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                     0.34      02/15/2016         1,800,000
     5,090,000   GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY THE SEA
                    APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-             0.34      02/15/2032         5,090,000
    32,800,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
                    HERMAN HEALTH SERIES D2 (HCFR, AIB GROUP)ss+/-                      0.55      06/01/2029        32,800,000
    14,700,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
                    HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-       0.24      06/01/2029        14,700,000
     5,060,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION (OTHER
                    REVENUE, ASSURED GUARANTY)ss+/-                                     0.51      05/15/2016         5,060,000
    12,600,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE, SOCIETE
                    GENERALE LOC)ss+/-                                                  0.40      11/15/2029        12,600,000
   109,300,000   HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF
                    AMERICA NA LOC)ss+/-                                                0.33      05/15/2034       109,300,000
    25,000,000   HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER REVENUE, BANK
                    OF AMERICA NA LOC)ss+/-                                             0.30      05/15/2034        25,000,000
    30,815,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE, BANK
                    OF AMERICA NA LOC)ss+/-                                             0.30      05/15/2034        30,815,000
    10,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
                    INSURED)ss+/-                                                       0.51      12/01/2023        10,000,000
     4,060,000   JUDSON TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                    ASSURED GUARANTY)ss+/-                                              0.49      02/01/2031         4,060,000
     5,770,000   KENDALL COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                    MORNINGSIDE MINISTRIES SERIES A (HCFR, ALLIED IRISH BANK PLC
                    LOC)ss+/-                                                           0.63      01/01/2041         5,770,000
    21,395,000   MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT COMPANY
                    PROJECT (IDR, UBS AG LOC)ss+/-                                      0.23      12/01/2009        21,395,000
     9,000,000   NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2058 (OTHER
                    REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-                     0.34      08/01/2015         9,000,000
     7,500,000   PANHANDLE TX REGIONAL HOUSING FINANCE CORPORATION JASON AVENUE
                    RESIDENTIAL APARTMENTS (MFHR, FHLMC INSURED)ss+/-                   0.35      08/01/2041         7,500,000
       600,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR, TOTAL FINA ELF
                    SA LOC)ss+/-                                                        0.26      04/01/2027           600,000
    16,000,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                    DEXIA INSURED)ss+/-                                                 0.70      08/01/2037        16,000,000
    10,940,000   SAN ANTONIO TX ELECTRIC & GAS (ELECTRIC REVENUE)ss+/-                  0.29      02/01/2016        10,940,000
    13,900,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS COSTA IBIZA
                    APARTMENTS (MFHR, FNMA INSURED)ss+/-                                0.35      08/01/2041        13,900,000
    18,000,000   TEXAS STATE TAX & REVENUE ANTIC NOTES (OTHER REVENUE)                  2.50      08/31/2010        18,362,126
       800,000   TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
                    HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)ss+/-               0.33      07/01/2020           800,000
                                                                                                                   425,657,126
                                                                                                               ---------------

                   86 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
UTAH: 0.18%
$    9,675,000   WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)ss+/-                    0.28%     12/01/2034   $     9,675,000
                                                                                                               ---------------
VERMONT: 0.35%
     2,300,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                    BRATTLEBORO MEMORIAL HOSPITAL PROJECT A (HCFR, TD BANKNORTH
                    NA)ss+/-                                                            0.20      10/01/2028         2,300,000
       580,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY FLETCHER
                    ALLEN HOSPITAL SERIES A (HCFR, TD BANKNORTH NA LOC)ss+/-            0.21      12/01/2030           580,000
     3,140,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY LANDMARK
                    COLLEGE PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, TD
                    BANKNORTH NA LOC)ss+/-                                              0.20      07/01/2033         3,140,000
     2,220,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                    NORTHEASTERN VERMONT REGIONAL HOSPITAL SERIES A (HCFR, TD
                    BANKNORTH NA LOC)ss+/-                                              0.20      10/01/2029         2,220,000
    10,840,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
                    PROJECT A (HCFR, TD BANKNORTH NA LOC)ss+/-                          0.20      10/01/2034        10,840,000
                                                                                                                    19,080,000
                                                                                                               ---------------
VIRGINIA: 1.30%
     9,300,000   ALBERMARLE COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY UNIVERSITY
                    VIRGINIA HEALTH SERVICES FOUNDATION (HCFR, BANK OF AMERICA NA
                    LOC)ss+/-                                                           0.14      03/01/2039         9,300,000
     7,480,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT REVENUE,
                    WACHOVIA BANK LOC)ss+/-(q)                                          0.28      06/01/2035         7,480,000
     9,400,000   HANOVER COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY BON SECOURS
                    HEALTH SERIES D2 (OTHER REVENUE, US BANK NA LOC)ss+/-               0.20      11/01/2025         9,400,000
    15,200,000   HANOVER COUNTY VA IDA COVENENT WOODS (HEALTHCARE FACILITIES
                    REVENUE, BRANCH BANKING & TRUST)ss+/-                               0.33      07/01/2029        15,200,000
    12,550,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE,
                    FNMA INSURED)ss+/-                                                  0.35      11/15/2032        12,550,000
       110,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES A
                    (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                    0.18      07/01/2037           110,000
     3,825,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES B
                    (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                             0.15      07/01/2037         3,825,000
    12,900,000   VIRGINIA SMALL BUSINESS FINANCING AUTHORITY FRIENDSHIP FOUNDATION
                    (HCFR, WACHOVIA BANK LOC)ss+/-(q)                                   0.33      07/01/2022        12,900,000
                                                                                                                    70,765,000
                                                                                                               ---------------
WASHINGTON: 1.55%
     2,180,000   EVERETT WA (PROPERTY TAX REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.38      12/01/2021         2,180,000
     6,930,000   KING CITY WA PUBLIC HOSPITAL DISTRICT #1 (PROPERTY TAX REVENUE,
                    ASSURED GUARANTY)ss+/-                                              0.49      12/01/2015         6,930,000
     5,055,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                    FHLMC INSURED)ss+/-                                                 0.33      07/01/2035         5,055,000
     5,870,000   KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE,
                    FIRST SECURITY BANK LOC)ss+/-                                       1.34      12/01/2018         5,870,000
     7,920,000   SEATTLE WA (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)ss+/-            0.39      03/02/2021         7,920,000
    12,530,000   SEATTLE WA WATER SYSTEM (WATER REVENUE, FIRST SECURITY BANK
                    LOC)ss+/-                                                           0.39      09/01/2012        12,530,000
     7,650,000   WASHINGTON STATE (COLLEGE AND UNIVERSITY REVENUE, CITIBANK NA
                    LOC)ss+/-                                                           0.29      01/01/2029         7,650,000
    12,000,000   WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND SERIES B (COLLEGE
                    & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                  0.35      10/01/2036        12,000,000
     6,840,000   WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A PUTTABLE
                    (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.35      10/01/2030         6,840,000
     5,775,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART
                    MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
                    CORPORATION LOC)ss+/-                                               0.20      06/01/2032         5,775,000
     8,000,000   WASHINGTON STATE SERIES R-A (OTHER REVENUE, FIRST SECURITY BANK
                    LOC)                                                                5.50      09/01/2009         8,000,000
     3,800,000   WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL (HCFR, US
                    BANK NA LOC)ss+/-                                                   0.48      10/01/2017         3,800,000
                                                                                                                    84,550,000
                                                                                                               ---------------

                  Wells Fargo Advantage Money Market Funds 87


Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
WEST VIRGINIA: 1.16%
$   15,820,000   MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A (HCFR,
                    JPMORGAN CHASE BANK LOC)ss+/-                                       0.39%     07/01/2040   $    15,820,000
    47,750,000   WEST VIRGINIA STATE PARKWAYS ECONOMIC DEVELOPMENT & TOURISM
                    AUTHORITY (OTHER REVENUE, GO OF AUTHORITY INSURED)ss+/-             0.37      04/15/2019        47,750,000
                                                                                                                    63,570,000
                                                                                                               ---------------
WISCONSIN: 3.27%
     7,750,000   MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH PROJECT
                    (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                 0.39      09/01/2040         7,750,000
     6,565,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY BELOIT
                    MEMORIAL HOSPITAL INCORPORATED (HCFR, JPMORGAN CHASE BANK
                    LOC)ss+/-                                                           0.20      04/01/2036         6,565,000
    30,720,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    GUNDERSEN LUTHERAN SERIES B (HCFR, FIRST SECURITY BANK
                    LOC)ss+/-                                                           1.65      12/01/2029        30,720,000
     4,145,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY LAWRENCE
                    UNIVERSITY (COLLEGE AND UNIVERSITY REVENUE, JPMORGAN CHASE BANK
                    LOC)ss+/-                                                           0.39      02/01/2039         4,145,000
    41,700,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                    UNIVERSITY OF WISCONSIN MEDICAL FOUNDATION (HCFR, JPMORGAN
                    CHASE BANK LOC)ss+/-                                                0.28      05/01/2030        41,700,000
     2,400,000   WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE & UNIVERSITY
                    REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            0.43      11/01/2017         2,400,000
    55,745,000   WISCONSIN STATE HEFA CUSTODIAL RECEIPTS BELOIT COLLEGE (COLLEGE
                    AND UNIVERSITY REVENUE, XL CAPITAL ASSURANCE COMPANY
                    INSURED)ss+/-                                                       0.30      06/01/2037        55,745,000
     6,935,000   WISCONSIN STATE HEFA FORT HEALTHCARE INCORPORATED SERIES A (OTHER
                    REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                              0.20      05/01/2037         6,935,000
    11,390,000   WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED (HFFA
                    REVENUE, US BANK NA LOC)ss+/-                                       0.39      05/01/2024        11,390,000
     1,100,000   WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT (COLLEGE &
                    UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                            0.20      06/01/2033         1,100,000
     6,375,000   WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES B (OTHER
                    REVENUE, US BANK NA LOC)ss+/-                                       0.37      03/01/2038         6,375,000
     3,940,000   WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A (OTHER
                    REVENUE, KBC BANK NV LOC)ss+/-                                      0.37      03/01/2038         3,940,000
                                                                                                                   178,765,000
                                                                                                               ---------------
WYOMING: 0.77%
    42,125,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A (PCR,
                    BARCLAYS BANK PLC LOC)ss+/-                                         0.24      07/01/2015        42,125,000
                                                                                                               ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $5,120,834,445)                                                              5,120,834,445
                                                                                                               ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,459,270,445)*                                                        99.93%                           $ 5,459,270,445
OTHER ASSETS AND LIABILITIES, NET                                              0.07                                  3,750,032
                                                                             ------                            ---------------
TOTAL NET ASSETS                                                             100.00%                           $ 5,463,020,477
                                                                             ======                            ===============

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

(q)  Credit enhancement is provided by an affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.

                   88 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
CERTIFICATES OF DEPOSIT: 10.48%
$   25,000,000   ABBEY NATIONAL TREASURY SERVICES+/-                                    0.72%     05/05/2010   $    25,036,900
    39,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                             0.45      10/01/2009        39,000,000
     6,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                       0.89      09/08/2009         6,000,502
     6,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                       0.91      09/02/2009         6,000,069
    69,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        0.51      04/07/2010        69,000,000
    42,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        1.16      06/24/2010        42,000,000
    80,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                        1.40      11/04/2009        80,000,000
    56,000,000   BNP PARIBAS (NEW YORK)                                                 0.77      11/12/2009        56,000,000
    37,000,000   CALYON (NEW YORK)                                                      0.55      03/22/2010        37,010,346
    14,000,000   CALYON (NEW YORK)                                                      0.61      02/05/2010        14,001,216
    13,000,000   CALYON (NEW YORK)+/-                                                   0.64      06/29/2010        12,979,751
    77,000,000   CALYON (NEW YORK)                                                      0.66      02/01/2010        77,000,000
    54,500,000   CALYON (NEW YORK)                                                      0.82      09/02/2009        54,500,015
    10,000,000   CALYON (NEW YORK)+/-                                                   1.15      06/03/2010        10,031,239
    92,000,000   CREDIT AGRICOLE SA                                                     0.43      09/03/2009        92,000,000
    58,000,000   INTESA SANPAOLO SPA                                                    0.37      09/18/2009        58,001,093
    38,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.56      05/10/2010        38,000,000
    25,000,000   LLOYDS TSB BANK PLC (NEW YORK)                                         0.62      11/09/2009        24,999,516
    84,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                      0.75      07/26/2010        84,000,000
    16,000,000   NATIONAL BANK CANADA (NEW YORK)                                        0.30      11/24/2009        16,000,000
    30,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                       0.30      10/27/2009        30,000,000
    88,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                       0.75      11/09/2009        88,000,000
    30,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                     0.90      10/01/2009        30,000,000
    37,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                       0.37      05/05/2011        37,000,000
    85,000,000   SOCIETE GENERALE (NEW YORK)+/-                                         0.43      04/15/2010        85,000,000
    11,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                       0.35      09/17/2009        11,000,146
    83,000,000   UNICREDITO ITALIANO (NEW YORK)+/-                                      0.82      10/14/2009        83,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $1,205,560,793)                                                              1,205,560,793
                                                                                                               ---------------
COMMERCIAL PAPER: 58.94%
     8,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                  0.23      09/24/2009         7,998,824
    12,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                  0.25      09/21/2009        11,998,333
    14,000,000   ALLIED IRISH BANKS NA##++                                              0.42      09/03/2009        13,999,673
    45,000,000   ALLIED IRISH BANKS NA##++                                              0.42      09/04/2009        44,998,425
    24,000,000   ALLIED IRISH BANKS NA##++                                              0.42      09/08/2009        23,998,040
    10,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.75      09/24/2009         9,988,819
    31,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.78      09/18/2009        30,973,943
    25,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.78      09/22/2009        24,974,042
    16,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.78      09/23/2009        15,982,596
    28,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.80      09/09/2009        27,988,800
    31,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.80      09/17/2009        30,975,200
    31,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.85      09/04/2009        30,995,221
    48,000,000   AMSTEL FUNDING CORPORATION##++(p)                                      1.85      09/14/2009        47,967,933
    22,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.27      10/07/2009        21,994,060
     3,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.30      11/10/2009         2,998,250
    24,435,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.37      10/05/2009        24,426,461
     4,500,000   AMSTERDAM FUNDING CORPORATION##++(p)                                   0.38      10/07/2009         4,498,290
     4,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.29      11/30/2009         3,997,100
     6,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.30      09/01/2009         6,000,000
     2,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.30      09/02/2009         1,999,983
     4,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.30      10/13/2009         3,998,600
    14,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.33      10/05/2009        13,995,637
     3,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                  0.37      09/09/2009         2,999,753
    33,250,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                 0.57      09/08/2009        33,246,315
    11,000,000   ARABELLA FINANCE LLC##++(p)                                            0.71      09/04/2009        10,999,349
    60,000,000   ASB FINANCE LIMITED (LONDON)##++                                       0.33      11/09/2009        59,962,050

                  Wells Fargo Advantage Money Market Funds 89


Portfolio of Investments--August 31, 2009 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   53,000,000   ASB FINANCE LIMITED (LONDON)##++                                       0.33%     12/02/2009   $    52,955,303
    40,000,000   ASB FINANCE LIMITED (LONDON)##++                                       0.37      11/30/2009        39,963,000
    38,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                      0.63      11/02/2009        38,000,000
     1,000,000   ASB FINANCE LIMITED (LONDON)##++                                       0.95      09/01/2009         1,000,000
    38,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                      1.06      07/09/2010        38,000,000
    14,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.27      10/02/2009        13,996,745
    30,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.30      11/06/2009        29,983,500
     4,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.32      09/01/2009         4,000,000
     2,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.34      09/28/2009         1,999,490
    25,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.35      01/05/2010        24,969,375
    19,250,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                       0.37      09/04/2009        19,249,406
    21,000,000   ATLANTIS ONE FUNDING##++(p)                                            0.32      10/21/2009        20,990,667
    30,000,000   ATLANTIS ONE FUNDING##++(p)                                            0.32      10/23/2009        29,986,133
    30,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                      0.35      11/24/2009        29,975,500
    42,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                      1.02      11/04/2009        41,923,840
    12,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                      1.02      11/06/2009        11,977,560
    16,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                      1.02      11/10/2009        15,968,267
     2,000,000   BANK OF AMERICA NA##                                                   0.65      02/16/2010         1,993,933
     9,500,000   BANK OF MONTREAL##                                                     0.34      10/02/2009         9,497,219
    19,000,000   BANK OF MONTREAL##                                                     0.34      10/08/2009        18,993,361
    20,000,000   BARCLAYS US FUNDING LLC##                                              0.64      03/01/2010        19,935,644
    27,000,000   BARTON CAPITAL LLC##++(p)                                              0.27      10/07/2009        26,992,710
    21,000,000   BASF SE CORPORATION##++                                                0.52      01/14/2010        20,959,050
    45,000,000   BNZ INTERNATIONAL FUNDING##++                                          0.30      11/03/2009        44,976,375
    33,000,000   BNZ INTERNATIONAL FUNDING##++                                          0.35      11/16/2009        32,975,617
     7,000,000   BNZ INTERNATIONAL FUNDING##++                                          0.45      11/09/2009         6,993,963
    28,000,000   CAFCO LLC##++(p)                                                       0.37      10/13/2009        27,987,913
    20,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.35      10/19/2009        19,990,667
     5,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.47      11/10/2009         4,995,431
    21,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.55      10/13/2009        20,986,525
    60,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.62      09/09/2009        59,991,733
    34,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.65      09/22/2009        33,987,108
    35,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.65      10/02/2009        34,980,410
    10,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.95      12/23/2009         9,970,181
    55,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                0.95      12/29/2009        54,827,285
    10,000,000   CHARTA LLC##++(p)                                                      0.29      09/17/2009         9,998,711
    11,000,000   CHARTA LLC##++(p)                                                      0.34      10/26/2009        10,994,286
    40,000,000   CHARTA LLC##++(p)                                                      0.38      10/15/2009        39,981,422
    15,000,000   CHARTA LLC##++(p)                                                      0.40      10/06/2009        14,994,167
    36,000,000   CHARTA LLC##++(p)                                                      0.41      10/09/2009        35,984,420
    35,000,000   CHARTA LLC##++(p)                                                      0.42      09/18/2009        34,993,058
     5,000,000   CIESCO LLC##++(p)                                                      0.25      10/02/2009         4,998,924
    15,000,000   CIESCO LLC##++(p)                                                      0.33      10/08/2009        14,994,912
    46,000,000   CIESCO LLC##++(p)                                                      0.37      10/20/2009        45,976,834
     2,000,000   CITIBANK CREDIT CARD ISSUE TRUST##++(p)                                0.27      09/14/2009         1,999,805
    17,000,000   CITIBANK CREDIT CARD ISSUE TRUST##++(p)                                0.40      11/19/2009        16,985,078
    21,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.23      09/25/2009        20,996,780
    10,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.25      09/01/2009        10,000,000
    12,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.25      09/11/2009        11,999,167
    23,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.28      10/13/2009        22,992,487
    26,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.30      10/07/2009        25,992,200
    99,500,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                 0.30      11/16/2009        99,436,983
     3,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.57      11/20/2009         2,996,200
    60,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.65      10/13/2009        59,954,500
     8,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.65      11/02/2009         7,991,044
    30,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.68      12/01/2009        29,948,433

                   90 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   11,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                               0.75%     09/02/2009   $    10,999,771
   100,000,000   CRC FUNDING LLC##++(p)                                                 0.25      10/02/2009        99,978,472
     7,000,000   CRC FUNDING LLC##++(p)                                                 0.32      11/17/2009         6,995,209
    68,700,000   CRC FUNDING LLC##++(p)                                                 0.41      10/09/2009        68,670,268
     1,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.40      09/22/2009           999,767
    60,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.60      11/05/2009        59,935,000
    85,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.65      10/13/2009        84,935,542
    67,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                     0.70      10/01/2009        66,960,917
    31,000,000   DANSKE CORPORATION##++                                                 0.34      09/25/2009        30,992,973
    17,000,000   DANSKE CORPORATION##++                                                 0.35      09/03/2009        16,999,669
     6,000,000   DANSKE CORPORATION##++                                                 0.53      01/15/2010         5,987,987
    68,000,000   DEXIA DELAWARE LLC##                                                   0.26      09/01/2009        68,000,000
    25,000,000   DNB NOR BANK ASA##++                                                   0.51      09/28/2009        24,990,438
    25,000,000   DNB NOR BANK ASA##++                                                   0.75      09/09/2009        24,995,833
    42,000,000   DNB NOR BANK ASA##++                                                   0.77      09/08/2009        41,993,753
     6,000,000   E.ON AG##++                                                            0.56      11/19/2009         5,992,626
     7,000,000   E.ON AG##++                                                            0.59      11/02/2009         6,992,887
    15,000,000   E.ON AG##++                                                            0.67      09/21/2009        14,994,417
    35,000,000   E.ON AG##++                                                            0.67      09/22/2009        34,986,321
    45,000,000   E.ON AG##++                                                            0.69      09/10/2009        44,992,238
    33,000,000   EBBETS FUNDING LLC##++(p)                                              0.80      09/29/2009        32,979,467
    18,000,000   EBBETS FUNDING LLC##++(p)                                              0.80      10/01/2009        17,988,000
     5,000,000   EKSPORTFINANS ASA##++                                                  0.26      11/30/2009         4,996,750
    30,000,000   EKSPORTFINANS ASA##++                                                  0.38      10/22/2009        29,983,850
    59,000,000   EKSPORTFINANS ASA##++                                                  1.50      09/02/2009        58,997,542
    29,000,000   ENTERPRISE FUNDING LLC##++(p)                                          0.30      12/22/2009        28,972,933
     9,000,000   ENTERPRISE FUNDING LLC##++(p)                                          0.31      10/05/2009         8,997,365
     2,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                     0.27      09/01/2009         2,000,000
    11,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                     0.27      09/14/2009        10,998,928
    19,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                     0.30      09/15/2009        18,997,783
     9,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                     0.21      09/23/2009         8,998,845
    16,259,000   FAIRWAY FINANCE CORPORATION##++(p)                                     0.30      11/03/2009        16,250,464
    17,000,000   FORTIS BANQUE LUXEMBOURG##                                             0.26      09/11/2009        16,998,772
    21,000,000   FORTIS FUNDING LLC##++                                                 0.25      09/14/2009        20,998,104
    30,000,000   FORTIS FUNDING LLC##++                                                 0.27      09/28/2009        29,993,925
    26,000,000   GDF SUEZ##++                                                           0.22      09/16/2009        25,997,617
    15,000,000   GDF SUEZ##++                                                           0.23      10/01/2009        14,997,125
     8,000,000   GDF SUEZ##++                                                           0.26      09/16/2009         7,999,150
     7,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                           0.24      09/02/2009         6,999,953
    10,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.23      09/22/2009         9,998,658
    11,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.24      09/01/2009        11,000,000
    22,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.24      09/02/2009        21,999,853
    14,000,000   GOTHAM FUNDING CORPORATION##++(p)                                      0.25      09/09/2009        13,999,222
    13,000,000   GOVCO LLC##++(p)                                                       0.29      11/24/2009        12,991,203
    60,000,000   GOVCO LLC##++(p)                                                       0.33      11/16/2009        59,958,200
     3,000,000   GOVCO LLC##++(p)                                                       0.35      10/27/2009         2,998,367
    43,000,000   GOVCO LLC##++(p)                                                       0.37      10/19/2009        42,978,787
    38,000,000   GOVCO LLC##++(p)                                                       0.37      10/22/2009        37,980,082
     8,000,000   GOVCO LLC##++(p)                                                       0.37      11/12/2009         7,994,080
    30,000,000   GOVCO LLC##++(p)                                                       0.40      09/11/2009        29,996,667
    30,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.63      10/09/2009        29,980,050
    15,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.65      10/21/2009        14,986,458
    22,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.66      10/07/2009        21,985,480
    28,000,000   GRAMPIAN FUNDING LLC##++(p)                                            0.72      10/02/2009        27,982,640
    31,000,000   ICICI BANK LIMITED##                                                   0.38      09/30/2009        30,990,511
     8,000,000   ING USA FUNDING LLC##                                                  0.17      09/25/2009         7,999,093

                  Wells Fargo Advantage Money Market Funds 91


Portfolio of Investments--August 31, 2009 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   25,000,000   ING USA FUNDING LLC##                                                  0.50%     12/08/2009   $    24,965,972
    24,000,000   IRISH LIFE & PERMANENT##++                                             0.54      09/04/2009        23,998,920
    21,000,000   IRISH LIFE & PERMANENT##++                                             0.54      09/08/2009        20,997,795
    27,000,000   IRISH LIFE & PERMANENT##++                                             0.58      09/01/2009        27,000,000
    27,000,000   IRISH LIFE & PERMANENT##++                                             0.58      09/03/2009        26,999,130
     4,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                  0.23      09/09/2009         3,999,796
     6,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                  0.30      10/20/2009         5,997,550
     6,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                  0.31      09/02/2009         5,999,948
     5,000,000   LEXINGTON PARKER CAPITAL##++(p)                                        0.40      09/01/2009         5,000,000
    55,000,000   LEXINGTON PARKER CAPITAL##++(p)                                        0.65      11/03/2009        54,937,437
    10,000,000   LEXINGTON PARKER CAPITAL##++(p)                                        0.75      09/22/2009         9,995,625
    16,000,000   LIBERTY STREET FUNDING LLC##++(p)                                      0.30      11/02/2009        15,991,733
     9,000,000   LOS ANGELES DEPARTMENT OF AIRPORTS##                                   0.55      09/03/2009         8,999,725
     5,000,000   MARKET STREET FUNDING LLC##++(p)                                       0.20      09/23/2009         4,999,389
    10,000,000   MARKET STREET FUNDING LLC##++(p)                                       0.30      09/08/2009         9,999,417
    63,000,000   MATCHPOINT MASTER TRUST##++(p)                                         0.22      09/28/2009        62,989,605
     7,000,000   MATCHPOINT MASTER TRUST##++(p)                                         0.25      09/08/2009         6,999,660
     9,000,000   MATCHPOINT MASTER TRUST##++(p)                                         0.35      10/05/2009         8,997,025
     4,000,000   METLIFE SHORT TERM FUND##++                                            0.34      09/09/2009         3,999,698
    68,000,000   METLIFE SHORT TERM FUND##++                                            0.62      11/05/2009        67,923,878
    16,000,000   METLIFE SHORT TERM FUND##++                                            0.80      10/20/2009        15,982,578
     6,000,000   METLIFE SHORT TERM FUND##++                                            1.00      09/01/2009         6,000,000
    40,050,000   NATIONAL AUSTRALIA FUNDING DELAWARE INCORPORATED##++                   0.90      10/23/2009        39,997,935
   104,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.47      10/27/2009       103,923,964
     3,000,000   NATIONWIDE BUILDING SOCIETY##++                                        0.50      12/28/2009         2,995,083
    97,000,000   NATIXIS COMMERCIAL PAPER##++                                           0.24      09/02/2009        96,999,353
    49,000,000   NATIXIS US FINANCE COMPANY##                                           0.24      09/01/2009        49,000,000
    37,000,000   NATIXIS US FINANCE COMPANY##                                           0.24      09/04/2009        36,999,260
     7,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.32      11/17/2009         6,995,209
    18,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.35      10/21/2009        17,991,250
     8,000,000   OAKLAND-ALAMEDA COUNTY                                                 0.75      09/01/2009         8,000,000
    18,000,000   OLD LINE FUNDING LLC##++(p)                                            0.36      09/21/2009        17,996,400
    11,000,000   PRUDENTIAL PLC##++                                                     0.40      11/12/2009        10,991,200
    24,000,000   PRUDENTIAL PLC##++                                                     0.43      10/29/2009        23,983,373
    52,000,000   PRUDENTIAL PLC##++                                                     0.46      10/27/2009        51,962,791
    13,000,000   PRUDENTIAL PLC##++                                                     0.46      10/29/2009        12,990,366
    17,000,000   PRUDENTIAL PLC##++                                                     0.55      10/05/2009        16,991,169
    29,000,000   PRUDENTIAL PLC##++                                                     0.56      10/08/2009        28,983,309
    35,000,000   PRUDENTIAL PLC##++                                                     0.57      09/23/2009        34,987,808
     9,000,000   RANGER FUNDING COMPANY LLC##++(p)                                      0.30      10/13/2009         8,996,850
    22,000,000   RANGER FUNDING COMPANY LLC##++(p)                                      0.34      12/02/2009        21,980,884
     3,000,000   REGENCY MARKETS # 1 LLC##++(p)                                         0.24      09/16/2009         2,999,700
    12,000,000   REGENCY MARKETS # 1 LLC##++(p)                                         0.25      09/15/2009        11,998,833
    49,828,000   REGENCY MARKETS # 1 LLC##++(p)                                         0.25      09/17/2009        49,822,464
    31,647,000   REGENCY MARKETS # 1 LLC##++(p)                                         0.26      09/10/2009        31,644,943
    30,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.40      09/15/2009        29,995,333
     9,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.50      11/20/2009         8,990,000
     7,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.43      12/01/2009         6,992,391
    33,440,000   RHEINGOLD SECURITIZATION##++(p)                                        0.45      09/29/2009        33,428,296
    35,750,000   RHEINGOLD SECURITIZATION##++(p)                                        0.45      10/13/2009        35,731,231
     2,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.50      11/10/2009         1,998,056
    31,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.50      11/12/2009        30,969,000
     7,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.55      09/29/2009         6,997,006
     2,000,000   ROMULUS FUNDING CORPORATION##++(p)                                     0.50      09/28/2009         1,999,250

                   92 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$    6,000,000   ROMULUS FUNDING CORPORATION##++(p)                                     0.64%     09/16/2009   $     5,998,400
     4,000,000   ROMULUS FUNDING CORPORATION##++(p)                                     0.70      09/01/2009         4,000,000
     8,000,000   SANPAOLO IMI US FINANCIAL COMPANY##                                    0.41      10/30/2009         7,994,624
    69,000,000   SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##            0.65      12/02/2009        68,885,383
    33,000,000   SCALDIS CAPITAL LLC##++(p)                                             0.30      09/03/2009        32,999,450
    65,250,000   SCALDIS CAPITAL LLC##++(p)                                             0.30      09/10/2009        65,245,106
    31,000,000   SCALDIS CAPITAL LLC##++(p)                                             0.30      09/14/2009        30,996,642
    12,000,000   SCALDIS CAPITAL LLC##++(p)                                             0.30      09/15/2009        11,998,600
   100,000,000   SCALDIS CAPITAL LLC##++(p)                                             0.30      09/18/2009        99,985,833
     6,000,000   SHEFFIELD RECEIVABLES##++(p)                                           0.35      10/05/2009         5,998,017
    20,000,000   SOLITAIRE FUNDING LLC##++(p)                                           0.28      09/21/2009        19,996,889
   157,000,000   SOLITAIRE FUNDING LLC##++(p)                                           0.33      10/19/2009       156,930,920
    11,000,000   SOLITAIRE FUNDING LLC##++(p)                                           0.33      10/20/2009        10,995,059
    20,000,000   SOLITAIRE FUNDING LLC##++(p)                                           0.40      11/17/2009        19,982,889
     5,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.25      11/04/2009         4,997,778
     8,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.25      11/25/2009         7,995,278
    15,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.26      11/20/2009        14,991,333
    30,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.26      11/24/2009        29,981,800
     5,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.27      11/18/2009         4,997,075
     7,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.28      11/05/2009         6,996,461
    21,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.28      11/06/2009        20,989,220
     6,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.28      11/12/2009         5,996,640
    15,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.35      10/09/2009        14,994,458
    25,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.37      09/03/2009        24,999,486
    12,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.37      09/04/2009        11,999,630
    25,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.37      09/09/2009        24,997,944
     8,000,000   SURREY FUNDING CORPORATION##++(p)                                      0.26      09/10/2009         7,999,480
    22,500,000   SURREY FUNDING CORPORATION##++(p)                                      0.30      10/09/2009        22,492,875
    31,000,000   SWEDBANK AB##++                                                        0.54      12/02/2009        30,957,220
    35,000,000   SWEDBANK AB##++                                                        0.55      12/15/2009        34,943,854
    25,000,000   SWEDBANK AB##++                                                        0.55      12/22/2009        24,957,222
    38,000,000   SWEDBANK AB##++                                                        0.87      02/09/2010        37,852,148
    38,000,000   SWEDBANK AB##++                                                        0.89      02/16/2010        37,842,173
     3,000,000   TASMAN FUNDING INCORPORATED##++(p)                                     0.70      10/14/2009         2,997,492
    99,000,000   TASMAN FUNDING INCORPORATED##++(p)                                     0.95      09/04/2009        98,992,163
     6,750,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.25      09/04/2009         6,749,859
     3,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.28      11/09/2009         2,998,390
     8,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.31      11/09/2009         7,995,247
    15,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.35      10/19/2009        14,993,000
    19,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.38      10/13/2009        18,991,577
    58,588,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.40      09/14/2009        58,579,538
    24,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.40      10/26/2009        23,985,333
    17,000,000   TICONDEROGA FUNDING LLC##++(p)                                         0.23      09/30/2009        16,996,850
    69,750,000   TOYOTA CREDIT PUERTO RICO##                                            0.33      09/09/2009        69,744,885
    73,000,000   TOYOTA CREDIT PUERTO RICO##                                            0.35      10/14/2009        72,969,482
    73,000,000   TOYOTA CREDIT PUERTO RICO##                                            0.35      10/15/2009        72,968,772
    31,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                      0.31      09/04/2009        30,999,199
    17,000,000   TULIP FUNDING CORPORATION##++(p)                                       0.22      09/28/2009        16,997,195
     9,000,000   TULIP FUNDING CORPORATION##++(p)                                       0.25      09/01/2009         9,000,000
    41,000,000   TULIP FUNDING CORPORATION##++(p)                                       0.38      10/13/2009        40,981,823
   104,000,000   UBS FINANCE DELAWARE LLC##                                             0.55      10/28/2009       103,909,433
    35,000,000   UBS FINANCE DELAWARE LLC##                                             0.57      10/13/2009        34,976,725
    37,000,000   UBS FINANCE DELAWARE LLC##                                             0.70      09/16/2009        36,989,208
    19,000,000   UBS FINANCE DELAWARE LLC##                                             0.72      12/04/2009        18,964,280
    15,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                0.50      09/24/2009        14,995,208

                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS 93


PORTFOLIO OF INVESTMENTS--AUGUST 31, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
COMMERCIAL PAPER (continued)
$   85,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                0.55%     09/14/2009   $    84,983,118
    39,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                0.73      11/03/2009        38,950,177
     6,000,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY                               0.22      09/23/2009         6,000,000
     4,000,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY                               0.22      09/24/2009         4,000,000
    14,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                 0.45      09/03/2009        13,999,650
     7,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                 0.45      09/04/2009         6,999,738
    17,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                 0.50      09/01/2009        17,000,000
    14,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                 0.50      09/02/2009        13,999,806
     9,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/03/2009         8,999,875
    30,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/04/2009        29,999,375
     7,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/08/2009         6,999,660
    11,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/09/2009        10,999,389
     8,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/11/2009         7,999,444
     7,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/14/2009         6,999,368
     7,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25      09/15/2009         6,999,319
    42,000,000   WESTPAC SECURITIES NZ LIMITED##++                                      0.36      10/06/2009        41,985,300
    40,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                     0.44      08/20/2010        40,000,000
    15,000,000   WESTPAC SECURITIES NZ LIMITED##++                                      0.60      09/14/2009        14,996,750
    16,000,000   WINDMILL FUNDING CORPORATION##++(p)                                    0.25      09/10/2009        15,999,000
    38,000,000   WINDMILL FUNDING CORPORATION##++(p)                                    0.33      10/22/2009        37,982,235
    25,000,000   YORKTOWN CAPITAL LLC##++(p)                                            0.28      12/16/2009        24,979,389
     7,000,000   YORKTOWN CAPITAL LLC##++(p)                                            0.34      12/02/2009         6,993,918
TOTAL COMMERCIAL PAPER (COST $6,782,237,676)                                                                     6,782,237,676
                                                                                                               ---------------
CORPORATE BONDS & NOTES: 5.94%
    47,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-            0.42      02/05/2010        47,000,000
    79,500,000   BANK OF IRELAND+/-++                                                   0.89      10/02/2009        79,500,000
    40,000,000   BASF FINANCE EUROPE NV+/-++                                            0.52      11/20/2009        40,000,000
    33,000,000   CITIBANK NA+/-                                                         0.65      09/30/2010        33,000,000
    30,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.71      06/24/2010        30,000,000
    90,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.75      06/04/2010        90,000,000
    95,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.80      10/02/2009        95,000,000
     3,500,000   CREDIT AGRICOLE SA (LONDON)+/-++                                       0.42      05/28/2010         3,495,989
    26,650,000   CREDIT SUISSE USA INCORPORATED+/-                                      0.75      01/15/2010        26,677,532
    34,000,000   HSBC USA INCORPORATED+/-                                               0.93      10/15/2009        34,000,000
   102,800,000   RABOBANK NEDERLAND NV+/-++(i)                                          0.68      10/09/2009       102,800,000
    68,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                  1.03      10/09/2009        68,000,000
    28,000,000   SANTANDER US DEBT SA UNIPERSONAL+/-++                                  0.55      07/23/2010        27,963,573
     6,000,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                                 1.43      10/01/2011         6,000,000
TOTAL CORPORATE BONDS & NOTES (COST $683,437,094)                                                                  683,437,094
                                                                                                               ---------------
MEDIUM TERM NOTES: 1.79%
    10,000,000   BEAR STEARNS COMPANY+/-                                                0.55      05/18/2010        10,003,483
    35,000,000   EKSPORTFINANS A/S+/-                                                   0.53      08/03/2010        35,000,000
    19,000,000   EKSPORTFINANS A/S+/-                                                   0.73      06/11/2010        19,000,000
     2,000,000   EUROPEAN INVESTMENT BANK                                               0.92      01/26/2010         2,004,620
   100,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                0.32      10/09/2009       100,000,000
    40,000,000   US BANCORP+/-                                                          1.05      06/04/2010        40,139,375
TOTAL MEDIUM TERM NOTES (COST $206,147,478)                                                                        206,147,478
                                                                                                               ---------------
MUNICIPAL BONDS & NOTES: 5.40%
    10,000,000   ACADEMY OF THE NEW CHURCH (OTHER REVENUE)+/-ss                         0.40      02/01/2025        10,000,000
     4,900,000   BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING FACILITIES
                    REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.32      07/01/2032         4,900,000

                   94 WELLS FARGO ADVANTAGE MONEY MARKET FUNDS


                           PORTFOLIO OF INVESTMENTS--AUGUST 31, 2009 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$    9,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                    ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR, NATIXIS
                    LOC)+/-ss                                                           0.16%     07/01/2026   $     9,000,000
     2,860,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE, FORTIS
                    BANQUE LOC)+/-ss                                                    2.25      08/01/2040         2,860,000
    16,190,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.26      07/01/2035        16,190,000
    12,500,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.26      07/01/2033        12,500,000
     5,500,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                    WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST COMPANY
                    NA LOC)+/-ss                                                        0.20      05/01/2022         5,500,000
     9,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                    REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                     0.35      05/01/2022         9,000,000
    20,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
                    REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                              0.13      05/01/2022        20,000,000
    10,400,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                    REVENUE, FSA INSURED)+/-ss                                          0.55      05/01/2022        10,400,000
    16,100,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES
                    REVENUE, FIRST SECURITY BANK LOC)+/-ss                              0.50      05/01/2022        16,100,000
    18,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                    FIRST SECURITY BANK INSURED)+/-ss                                   0.35      05/01/2017        18,000,000
    23,000,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
                    AMERICA NA LOC)+/-ss                                                0.26      05/01/2040        23,000,000
    10,000,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B5
                    (PROPERTY TAX REVENUE, CITIBANK NA LOC )+/-ss                       0.20      05/01/2034        10,000,000
     4,000,000   CALIFORNIA STATEWIDE CDA SERIES F (HCFR, BANK OF AMERICA NA
                     LOC)+/-ss                                                          0.26      07/01/2041         4,000,000
    27,100,000   CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
                     AMERICA NA LOC)+/-ss                                               0.22      01/01/2037        27,100,000
    14,725,000   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING REVENUE,
                     GO OF AUTHORITY INSURED)+/-ss                                      0.50      10/01/2038        14,725,000
     7,000,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C1 (OTHER REVENUE,
                     JPMORGAN CHASE BANK LOC)+/-ss                                      0.50      11/01/2033         7,000,000
    43,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE SERIES B-1 (HOUSING
                     REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                    3.50      05/01/2038        43,000,000
    19,990,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT
                     B II (HOUSING REVENUE, FNMA INSURED)+/-ss                          0.40      05/01/2049        19,990,000
     4,000,000   COLUMBIA AL IDA SERIES A (IDR)+/-ss                                    0.15      06/01/2022         4,000,000
     5,000,000   COLUMBIA AL IDA SERIES B (PCR)+/-ss                                    0.15      05/01/2022         5,000,000
     6,400,000   COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK LOC)+/-ss     0.70      11/01/2030         6,400,000
     3,600,000   COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
                     LOC)+/-ss                                                          0.70      11/01/2030         3,600,000
    40,000,000   DENVER COMPANY CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
                     REVENUE, FIRST SECURITY BANK LOC)+/-ss                             0.80      12/15/2037        40,000,000
     9,000,000   GULF COAST WASTE DISPOSAL AUTHORITY (OTHER REVENUE, BP PLC
                     GUARANTEE AGREEMENT)+/-ss                                          0.12      07/01/2042         9,000,000
    11,000,000   HOUSTON TX UTILITY SYSTEM (SEWER REVENUE, DEXIA CREDIT LOCAL DE
                     FRANCE LOC)+/-ss                                                   0.30      05/15/2034        11,000,000
     8,900,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER REVENUE,
                     BANK OF AMERICA NA LOC)+/-ss                                       0.30      05/15/2034         8,900,000
    18,205,000   IOWA FINANCIAL AUTHORITY SFMR (HOUSING REVENUE, GNMA INSURED)+/-ss     0.37      01/01/2039        18,205,000
     5,600,000   KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                     REVENUE, SOCIETE GENERALE LOC)+/-ss                                0.13      08/01/2016         5,600,000
     1,990,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                     FHLMC INSURED)+/-ss                                                0.33      07/01/2035         1,990,000
    10,000,000   LANCASTER COUNTY HOSPITAL AUTHORITY HEALTH SYSTEM LANCASTER
                     GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA NA
                     LOC)+/-ss                                                          0.18      07/01/2041        10,000,000
    13,000,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SUBSERIES D-1
                     (AIRPORT REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.30      10/01/2039        13,000,000

                   Wells Fargo Advantage Money Market Funds 95


Portfolio of Investments--August 31, 2009 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$    4,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES
                    C (WATER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                     0.18%    07/01/2027    $     4,000,000
     4,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                    CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss      0.20     08/15/2037          4,000,000
     9,600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                    SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss              0.20     08/15/2025          9,600,000
     3,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                    CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss      0.20     08/15/2037          3,000,000
     7,625,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE FACILITIES
                    SERIES A (HCFR, FIRST SECURITY BANK LOC)+/-ss                       0.20     08/15/2034          7,625,000
     9,430,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING REVENUE,
                    GO OF AUTHORITY)+/-ss                                               0.45     07/01/2038          9,430,000
    12,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING REVENUE,
                    GO OF AUTHORITY)+/-ss                                               0.45     07/01/2048         12,000,000
    19,540,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
                    AMERICA NA LOC)+/-ss                                                0.60     11/01/2028         19,539,138
     8,000,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX REVENUE,
                    DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                              0.65     11/01/2028          8,000,000
     6,000,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D (TOLL
                    ROAD REVENUE, SOCIETE GENERALE LOC)+/-ss                            1.80     01/01/2018          6,000,000
    20,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER REVENUE,
                    UBS AG LOC)+/-ss                                                    0.17     12/15/2026         20,000,000
    19,998,000   NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY SUBSERIES B-1
                    (WATER & SEWER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss               0.18     06/15/2024         19,998,000
    20,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2 (PROPERTY TAX
                    REVENUE, STATE AID WITHHOLDING)+/-ss                                0.33     09/01/2030         20,000,000
     8,000,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES J (ELECTRIC
                    REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.18     08/15/2028          8,000,000
    27,000,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
                    SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss          0.15     04/01/2038         27,000,000
    11,000,000   SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER
                    REVENUE, BANK OF AMERICA NA LOC)+/-ss                               0.35     06/01/2034         11,000,000
     3,000,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
                    REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                       0.32     06/01/2045          3,000,000
     1,400,000   WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE,
                    JPMORGAN CHASE BANK LOC)+/-ss                                       0.34     12/01/2016          1,400,000
     7,420,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY WV UTD HEALTH
                    SYSTEMS SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA
                    LOC)+/-ss                                                           0.14     06/01/2041          7,420,000
TOTAL MUNICIPAL BONDS & NOTES (COST $620,972,138)                                                                  620,972,138
                                                                                                               ---------------
REPURCHASE AGREEMENTS: 7.34%
   209,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $209,001,277)                             0.22     09/01/2009       209,000,000
    37,000,000   BANK OF AMERICA SECURITIZATION LLC - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $37,000,288)                   0.28     09/01/2009        37,000,000
    30,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $30,000,275)                   0.33     09/01/2009        30,000,000
    83,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $83,000,461)                   0.20     09/01/2009        83,000,000
    37,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $37,000,308)                              0.30     09/01/2009        37,000,000
   209,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                    US GOVERNMENT SECURITIES (MATURITY VALUE $209,001,277)               0.22     09/01/2009       209,000,000
       900,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY
                    US GOVERNMENT SECURITIES (MATURITY VALUE $900,005)                   0.19     09/01/2009           900,000

                   96 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

PRIME INVESTMENT MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
REPURCHASE AGREEMENTS (CONTINUED)
$  209,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $209,001,277)                            0.22%     09/01/2009   $   209,000,000
    30,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $30,000,258)                             0.31      09/01/2009        30,000,000
                                                                                                               ---------------
TOTAL REPURCHASE AGREEMENTS (COST $844,900,000)                                                                    844,900,000
SECURED MASTER NOTE AGREEMENT: 2.09%
   155,704,000   BANK OF AMERICA SECURITIES LLC+/-ss                                    0.48      09/09/2034       155,704,000
    84,523,000   CITIGROUP GLOBAL MARKET INCORPORATED+/-ss                              0.68      09/09/2049        84,523,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $240,227,000)                                                            240,227,000
                                                                                                               ---------------
TIME DEPOSITS: 8.01%
   106,000,000   BANK OF IRELAND                                                        0.35      09/01/2009       106,000,000
    68,000,000   BANK OF IRELAND                                                        0.60      09/04/2009        68,000,000
   138,000,000   BNP PARIBAS (PARIS)                                                    0.19      09/01/2009       138,000,000
    90,000,000   CITIBANK NA NASSAU                                                     0.19      09/01/2009        90,000,000
   135,000,000   DANSKE BANK A/S COPENHAGEN                                             0.22      09/02/2009       135,000,000
   143,000,000   DEXIA BANK GRAND CAYMAN                                                0.21      09/01/2009       143,000,000
   138,000,000   KBC BANK NV BRUSSELS                                                   0.22      09/01/2009       138,000,000
   104,000,000   SOCIETE GENERALE (PARIS)                                               0.20      09/01/2009       104,000,000
TOTAL TIME DEPOSITS (COST $922,000,000)                                                                            922,000,000
                                                                                                               ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $11,505,482,179)*                                                       99.99%                           $11,505,482,179
OTHER ASSETS AND LIABILITIES, NET                                              0.01                                  1,070,942
                                                                             ------                            ---------------
TOTAL NET ASSETS                                                             100.00%                           $11,506,553,121
                                                                             ======                            ===============

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

(i)  Illiquid security.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 97


Portfolio of Investments--August 31, 2009 (Unaudited)

TREASURY PLUS MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE         DATE           VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
US TREASURY SECURITIES: 16.78%
US TREASURY BILLS: 14.41%
$    2,133,000   CASH MANAGEMENT BILL##                                                 0.09%     09/15/2009   $     2,132,925
   250,000,000   US TREASURY BILL##                                                     0.18      09/24/2009       249,971,250
   250,000,000   US TREASURY BILL##                                                     0.18      10/01/2009       249,962,500
   250,000,000   US TREASURY BILL##                                                     0.19      10/08/2009       249,951,180
   150,000,000   US TREASURY BILL##                                                     0.39      10/08/2009       149,940,646
   100,000,000   US TREASURY BILL##                                                     0.40      10/08/2009        99,959,403
    40,000,000   US TREASURY BILL##                                                     0.19      11/19/2009        39,983,761
    75,000,000   US TREASURY BILL##                                                     0.35      12/10/2009        74,928,125
    75,000,000   US TREASURY BILL##                                                     0.35      12/10/2009        74,927,083
    10,000,000   US TREASURY BILL##                                                     0.28      02/18/2010         9,987,014
    25,000,000   US TREASURY BILL##                                                     0.25      03/04/2010        24,968,402
                                                                                                                 1,226,712,289
                                                                                                               ---------------
US TREASURY NOTES: 2.37%
   200,000,000   US TREASURY NOTE                                                       4.63      11/15/2009       201,737,305
                                                                                                               ---------------
TOTAL US TREASURY SECURITIES (COST $1,428,449,594)                                                               1,428,449,594
                                                                                                               ---------------
REPURCHASE AGREEMENTS: 83.49%
    85,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $85,000,472)                  0.20      09/01/2009        85,000,000
 1,750,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $1,750,010,208)               0.21      09/01/2009     1,750,000,000
   500,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $500,002,778)                            0.20      09/01/2009       500,000,000
 1,750,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $1,750,009,722)               0.20      09/01/2009     1,750,000,000
    60,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $60,000,317)                             0.19      09/01/2009        60,000,000
   110,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $110,000,306)                            0.10      09/01/2009       110,000,000
   750,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $750,004,167)                 0.20      09/01/2009       750,000,000
 1,750,000,000   JPMORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $1,750,009,722)               0.20      09/01/2009     1,750,000,000
   350,300,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $350,301,946)                            0.20      09/01/2009       350,300,000
TOTAL REPURCHASE AGREEMENTS (COST $7,105,300,000)                                                                7,105,300,000
                                                                                                               ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $8,533,749,594)*                                                       100.27%                           $ 8,533,749,594
OTHER ASSETS AND LIABILITIES, NET                                             (0.27)                               (23,253,538)
                                                                             ------                            ---------------
TOTAL NET ASSETS                                                             100.00%                           $ 8,510,496,056
                                                                             ======                            ===============

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   98 Wells Fargo Advantage Money Market Funds


                           Portfolio of Investments--August 31, 2009 (Unaudited)

100% TREASURY MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
US TREASURY SECURITIES: 105.16%
US TREASURY BILLS: 104.44%
$   26,900,000   CASH MANAGEMENT BILL##                                                 0.03%     09/15/2009   $    26,899,738
    69,370,000   CASH MANAGEMENT BILL##                                                 0.08      09/15/2009        69,367,842
    52,867,000   CASH MANAGEMENT BILL##                                                 0.09      09/15/2009        52,865,150
    45,155,000   CASH MANAGEMENT BILL##                                                 0.10      09/15/2009        45,153,244
    23,780,000   CASH MANAGEMENT BILL##                                                 0.19      09/15/2009        23,778,289
        10,000   CASH MANAGEMENT BILL##                                                 0.50      09/15/2009             9,998
     2,130,000   CASH MANAGEMENT BILL##                                                 0.51      09/15/2009         2,129,578
     3,915,000   US TREASURY BILL##                                                     0.13      09/03/2009         3,914,972
   101,960,000   US TREASURY BILL##                                                     0.14      09/03/2009       101,959,235
   100,000,000   US TREASURY BILL##                                                     0.15      09/03/2009        99,999,167
    33,945,000   US TREASURY BILL##                                                     0.16      09/03/2009        33,944,698
   100,000,000   US TREASURY BILL##                                                     0.45      09/03/2009        99,997,528
   257,020,000   US TREASURY BILL##                                                     0.19      09/10/2009       257,007,792
   100,000,000   US TREASURY BILL##                                                     0.45      09/10/2009        99,988,750
   128,340,000   US TREASURY BILL##                                                     0.07      09/17/2009       128,336,007
   100,000,000   US TREASURY BILL##                                                     0.13      09/17/2009        99,994,222
   199,710,000   US TREASURY BILL##                                                     0.16      09/17/2009       199,695,798
   125,000,000   US TREASURY BILL##                                                     0.12      09/24/2009       124,990,217
   276,370,000   US TREASURY BILL##                                                     0.18      09/24/2009       276,338,217
   100,000,000   US TREASURY BILL##                                                     0.18      10/01/2009        99,985,000
   400,000,000   US TREASURY BILL##                                                     0.21      10/01/2009       399,931,667
    53,440,000   US TREASURY BILL##                                                     0.09      10/08/2009        53,435,057
   296,430,000   US TREASURY BILL##                                                     0.19      10/08/2009       296,373,637
   100,000,000   US TREASURY BILL##                                                     0.40      10/08/2009        99,959,403
    85,365,000   US TREASURY BILL##                                                     0.11      10/15/2009        85,354,045
   176,605,000   US TREASURY BILL##                                                     0.18      10/15/2009       176,566,147
   300,000,000   US TREASURY BILL##                                                     0.20      10/22/2009       299,917,125
   150,000,000   US TREASURY BILL##                                                     0.34      10/22/2009       149,928,281
   281,905,000   US TREASURY BILL##                                                     0.19      10/29/2009       281,818,705
   150,000,000   US TREASURY BILL##                                                     0.30      10/29/2009       149,928,708
   350,000,000   US TREASURY BILL##                                                     0.19      11/05/2009       349,883,090
   100,000,000   US TREASURY BILL##                                                     0.33      11/05/2009        99,939,965
    35,895,000   US TREASURY BILL##                                                     0.16      11/12/2009        35,883,873
   350,000,000   US TREASURY BILL##                                                     0.19      11/12/2009       349,867,000
   100,000,000   US TREASURY BILL##                                                     0.31      11/12/2009        99,938,000
   360,000,000   US TREASURY BILL##                                                     0.19      11/19/2009       359,853,850
   400,000,000   US TREASURY BILL##                                                     0.16      11/27/2009       399,842,917
   100,000,000   US TREASURY BILL##                                                     0.31      11/27/2009        99,926,292
   250,000,000   US TREASURY BILL##                                                     0.15      12/03/2009       249,903,628
    75,000,000   US TREASURY BILL##                                                     0.35      12/10/2009        74,928,125
    75,000,000   US TREASURY BILL##                                                     0.35      12/10/2009        74,927,083
    75,000,000   US TREASURY BILL##                                                     0.35      12/17/2009        74,922,648
   100,000,000   US TREASURY BILL##                                                     0.29      01/28/2010        99,882,042
   100,000,000   US TREASURY BILL##                                                     0.28      02/04/2010        99,880,833
    50,000,000   US TREASURY BILL##                                                     0.29      02/11/2010        49,935,479
    90,000,000   US TREASURY BILL##                                                     0.28      02/18/2010        89,883,126
    50,000,000   US TREASURY BILL##                                                     0.26      02/25/2010        49,937,312
    75,000,000   US TREASURY BILL##                                                     0.25      03/04/2010        74,905,208
                                                                                                                 6,573,808,688
                                                                                                               ---------------

                   Wells Fargo Advantage Money Market Funds 99


Portfolio of Investments--August 31, 2009 (Unaudited)

100% TREASURY MONEY MARKET FUND

                                                                                      INTEREST     MATURITY
  PRINCIPAL      SECURITY NAME                                                          RATE        DATE            VALUE
  ---------      ------------------------------------------------------------------   --------   -----------   ---------------
US TREASURY NOTES: 0.72%
$   45,215,000   US TREASURY NOTE                                                       3.38%     09/15/2009   $    45,270,961
                                                                                                               ---------------
TOTAL US TREASURY SECURITIES (COST $6,619,079,649)                                                               6,619,079,649
TOTAL INVESTMENTS IN SECURITIES
(COST $6,619,079,649)*                                                       105.16%                           $ 6,619,079,649
OTHER ASSETS AND LIABILITIES, NET                                             (5.16)                              (324,637,180)
                                                                             ------                            ---------------
TOTAL NET ASSETS                                                             100.00%                           $ 6,294,442,469
                                                                             ======                            ===============


----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  100 Wells Fargo Advantage Money Market Funds


               Statements of Assets and Liabilities--August 31, 2009 (Unaudited)

                                                                              California     Cash Investment
                                                                            Tax-Free Money     Money Market
                                                                             Market Fund           Fund
                                                                            --------------   ---------------
ASSETS
   Investments
      In securities, at value ...........................................   $3,039,151,329   $22,208,937,907
      In repurchase agreements ..........................................                0       766,524,035
                                                                            --------------   ---------------
   Total investments at value (see cost below) ..........................    3,039,151,329    22,975,461,942
                                                                            --------------   ---------------
   Cash .................................................................           84,907         1,017,856
   Receivable for Fund shares issued ....................................                0           688,759
   Receivable for investments sold ......................................                0         3,999,182
   Receivables for interest .............................................        2,585,290         7,394,442
   Prepaid expenses and other assets ....................................                0                 0
   Prepaid temporary government guarantee program (Note 5) ..............           94,348           371,855
                                                                            --------------   ---------------
Total assets ............................................................    3,041,915,874    22,988,934,036
                                                                            --------------   ---------------
LIABILITIES
   Payable for investments purchased ....................................        4,725,000       295,838,022
   Dividends payable ....................................................           23,628         1,804,469
   Payable to investment advisor and affiliates (Note 3) ................          245,002         3,398,731
   Accrued expenses and other liabilities ...............................          732,132         1,613,809
                                                                            --------------   ---------------
Total liabilities .......................................................        5,725,762       302,655,031
                                                                            --------------   ---------------
TOTAL NET ASSETS ........................................................   $3,036,190,112   $22,686,279,005
                                                                            ==============   ===============
NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $3,036,049,157   $22,686,031,806
   Undistributed/overdistributed net investment income ..................           (1,037)           (7,747)
   Undistributed net realized gain (loss) on investments ................          141,992           254,946
                                                                            --------------   ---------------
TOTAL NET ASSETS ........................................................   $3,036,190,112   $22,686,279,005
                                                                            ==============   ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A .................................................   $2,214,156,667                NA
   Shares outstanding - Class A .........................................    2,213,937,144                NA
   Net asset value per share - Class A ..................................   $         1.00                NA
   Net assets - Administrator Class .....................................               NA   $ 1,406,888,592
   Shares outstanding - Administrator Class .............................               NA     1,406,955,187
   Net asset value and offering price per share - Administrator Class ...               NA   $          1.00
   Net assets - Institutional Class .....................................   $  327,810,643   $ 9,615,551,151
   Shares outstanding - Institutional Class .............................      327,816,303     9,615,447,885
   Net asset value and offering price per share - Institutional Class ...   $         1.00   $          1.00
   Net assets - Investor Class ..........................................               NA                NA
   Shares outstanding - Investor Class ..................................               NA                NA
   Net asset value and offering price per share - Investor Class ........               NA                NA
   Net assets - Select Class ............................................               NA   $ 6,557,882,547
   Shares outstanding - Select Class ....................................               NA     6,557,551,116
   Net asset value and offering price per share - Select Class ..........               NA   $          1.00
   Net assets - Service Class ...........................................   $  494,222,802   $ 5,105,956,715
   Shares outstanding - Service Class ...................................      494,243,166     5,106,562,820
                                                                            $         1.00   $          1.00
                                                                            --------------   ---------------
Investments at cost .....................................................   $3,039,151,329   $22,975,461,942
                                                                            --------------   ---------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 101


Statements of Assets and Liabilities--August 31, 2009 (Unaudited)

   Government         Heritage        Municipal       National      Prime Investment    Treasury Plus
  Money Market      Money Market    Money Market   Tax-Free Money     Money Market       Money Market
      Fund              Fund            Fund         Market Fund          Fund               Fund
---------------   ---------------   ------------   --------------   ----------------   --------------


$16,717,297,601   $23,021,573,395   $413,664,642   $5,459,270,445    $10,660,582,179   $1,428,449,594
 12,086,400,000     1,585,400,000              0                0        844,900,000    7,105,300,000
---------------   ---------------   ------------   --------------   ----------------   --------------
 28,803,697,601    24,606,973,395    413,664,642    5,459,270,445     11,505,482,179    8,533,749,594
---------------   ---------------   ------------   --------------   ----------------   --------------
         80,282            89,626      6,054,214          178,557            124,928           97,490
          5,398           105,367              0              625                  0            5,111
              0        34,992,844              0       20,000,219         13,997,138                0
     30,383,541         5,718,808        491,315        3,436,722          3,467,043        2,779,462
         89,712           265,833              0                0                  0                0
        618,380           144,379          7,544          119,508            269,711                0
---------------   ---------------   ------------   --------------   ----------------   --------------
 28,834,874,914    24,648,290,252    420,217,715    5,483,006,076     11,523,340,999    8,536,631,657
---------------   ---------------   ------------   --------------   ----------------   --------------

    369,147,979        63,069,982              0       18,362,127         13,005,151       24,968,403
        529,146         2,786,405            253          259,269          1,521,995           43,338
      3,374,925         3,026,444         84,279          789,282          1,913,079          545,275
        618,380           144,379         75,104          574,921            347,653          578,585
---------------   ---------------   ------------   --------------   ----------------   --------------
    373,670,430        69,027,210        159,636       19,985,599         16,787,878       26,135,601
---------------   ---------------   ------------   --------------   ----------------   --------------
$28,461,204,484   $24,579,263,042   $420,058,079   $5,463,020,477    $11,506,553,121   $8,510,496,056
===============   ===============   ============   ==============   ================   ==============

$28,461,173,462   $24,578,779,025   $420,058,207   $5,462,666,999    $11,506,240,853   $8,510,584,679
         31,022                 4              3               (4)                 0           (7,929)
              0           484,013           (131)         353,482            312,268          (80,694)
---------------   ---------------   ------------   --------------   ----------------   --------------
$28,461,204,484   $24,579,263,042   $420,058,079   $5,463,020,477    $11,506,553,121   $8,510,496,056
===============   ===============   ============   ==============   ================   ==============

$   913,121,269                NA             NA   $1,105,340,730                 NA   $2,038,047,018
    913,103,874                NA             NA    1,105,252,468                 NA    2,038,135,687
$          1.00                NA             NA   $         1.00                 NA   $         1.00
$   939,416,389   $ 1,548,569,251             NA   $  548,074,840                 NA   $  110,914,110
    939,403,981     1,548,513,283             NA      547,999,558                 NA      110,914,582
$          1.00   $          1.00             NA   $         1.00                 NA   $         1.00
$21,092,041,765   $11,295,017,773   $129,502,278   $2,466,915,357    $10,429,504,348   $5,615,058,706
 21,092,130,463    11,294,845,716    129,502,309    2,466,792,001     10,429,225,837    5,615,246,631
$          1.00   $          1.00   $       1.00   $         1.00    $          1.00   $         1.00
             NA                NA   $290,555,801               NA                 NA               NA
             NA                NA    290,555,792               NA                 NA               NA
             NA                NA   $       1.00               NA                 NA               NA
             NA   $11,735,676,018             NA               NA                 NA               NA
             NA    11,735,420,027             NA               NA                 NA               NA
             NA   $          1.00             NA               NA                 NA               NA
$ 5,516,625,061                NA             NA   $1,342,689,550    $ 1,077,048,773   $  746,476,222
  5,516,574,620                NA             NA    1,342,421,045      1,077,022,478      746,503,874
$          1.00                NA             NA   $         1.00    $          1.00   $         1.00
---------------   ---------------   ------------   --------------   ----------------   ---------------
$28,803,697,601   $24,606,973,395   $413,664,642   $5,459,270,445    $11,505,482,179   $8,533,749,594
---------------   ---------------   ------------   --------------   ----------------   ---------------

                  102 Wells Fargo Advantage Money Market Funds


               Statements of Assets and Liabilities--August 31, 2009 (Unaudited)

                                                                    100% Treasury
                                                                    Money Market
                                                                        Fund
                                                                   --------------
ASSETS
   Investments
      In securities, at value (see cost below) .................   $6,619,079,649
                                                                   --------------
   Cash ........................................................           50,539
   Receivable for Fund shares issued ...........................          350,235
   Receivables for interest ....................................          704,948
   Receivable from investment advisor and affiliates (Note 3) ..          260,330
   Prepaid temporary government guarantee program (Note 5) .....              164
                                                                   --------------
Total assets ...................................................    6,620,445,865
                                                                   --------------
LIABILITIES
   Payable for investments purchased ...........................      324,808,837
   Dividends payable ...........................................           28,930
   Accrued expenses and other liabilities ......................        1,165,629
                                                                   --------------
Total liabilities ..............................................      326,003,396
                                                                   --------------
TOTAL NET ASSETS ...............................................   $6,294,442,469
                                                                   ==============
NET ASSETS CONSIST OF
   Paid-in capital .............................................   $6,292,654,770
   Undistributed net investment income .........................          203,583
   Undistributed net realized gain on investments ..............        1,584,116
                                                                   --------------
TOTAL NET ASSETS ...............................................   $6,294,442,469
                                                                   ==============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ........................................   $  251,224,605
   Shares outstanding - Class A ................................      251,110,548
   Net asset value per share - Class A .........................   $         1.00
   Net assets - Service Class ..................................   $6,043,217,864
   Shares outstanding - Service Class ..........................    6,041,535,529
   Net asset value per share - Service Class ...................   $         1.00
                                                                   --------------
Investments at cost ............................................   $6,619,079,649
                                                                   --------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  104 Wells Fargo Advantage Money Market Funds


  Statements of Operations--For the Six Months Ended August 31, 2009 (Unaudited)

                                                           California        Cash
                                                            Tax-Free      Investment
                                                          Money Market   Money Market
                                                              Fund           Fund
                                                          ------------   ------------
INVESTMENT INCOME
   Interest............................................    $10,541,601    $88,598,413
                                                           -----------    -----------
EXPENSES
   Advisory fees.......................................      5,108,142     11,293,584
   Administration fees
      Fund Level.......................................        905,963      4,140,130
      Class A..........................................      2,871,611             NA
      Administrator Class..............................             NA        686,307
      Institutional Class..............................        165,746      4,087,225
      Investor Class                                                NA             NA
      Select Class.....................................             NA      1,035,961
      Service Class....................................        359,359      3,490,010
   Custody fees........................................        362,385      2,258,717
   Shareholder servicing fees (Note 3).................      3,996,535      7,955,898
   Accounting fees.....................................        105,160        577,265
   Professional fees...................................         17,322         18,966
   Registration fees...................................         74,230        283,113
   Shareholder reports.................................         96,250        149,610
   Trustees' fees......................................          5,289          5,289
   Temporary government guarantee program (Note 5).....        978,109      3,859,933
   Other fees and expenses.............................         46,657        431,417
                                                           -----------    -----------
   Total expenses......................................     15,092,758     40,273,425
                                                           -----------    -----------
LESS
   Waived fees and reimbursed expenses (Note 3)........     (5,778,454)    (6,093,824)
   Expense reductions..................................            (44)        (1,466)
   Net expenses........................................      9,314,260     34,178,135
                                                           -----------    -----------
   Net investment income...............................      1,227,341     54,420,278
                                                           -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   NET REALIZED GAIN AND LOSS FROM INVESTMENTS.........        (26,063)     1,272,531
                                                           -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...    $ 1,201,278    $55,692,809
                                                           ===========    ===========

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 105


Statements of Operations--For the Six Months Ended August 31, 2009 (Unaudited)


                                               National         Prime
 Government      Heritage       Municipal      Tax-Free      Investment    Treasury Plus   100% Treasury
Money Market   Money Market   Money Market   Money Market   Money Market    Money Market    Money Market
    Fund           Fund           Fund           Fund           Fund           Fund             Fund
------------   ------------   ------------   ------------   ------------   -------------   -------------

$ 79,402,654    $61,099,416    $1,677,836     $20,217,287    $40,367,476    $ 9,799,662     $  8,027,841
------------    -----------    ----------     -----------    -----------    -----------     ------------

  20,760,447      8,703,083       595,833       3,035,178      5,898,750      4,200,639        8,884,201

   6,980,189      3,362,980        99,306       1,464,756      2,521,680      1,930,940        1,551,828
   1,099,706             NA            NA       1,408,952             NA      2,367,158          292,756
     683,320        545,964            NA         271,427             NA         64,959               NA
  13,375,208      3,328,707        31,638       1,052,918      4,102,416      2,115,696               NA
          NA             NA       429,471              NA             NA             NA               NA
          NA      1,598,495            NA              NA             NA             NA               NA
   3,429,901             NA            NA         968,605        924,876        498,096        3,743,745
   4,152,090      1,740,617        39,722         607,035      1,179,750        840,128          650,572
   9,050,810        545,756       397,158       3,874,785      1,926,825      3,777,939        8,075,663
     998,985        396,707        20,721         165,075        270,433        212,095          173,104
      13,767         17,697        16,484          17,776         20,489         13,039           18,487
     672,026        165,283         8,594          88,145        106,887        107,552          111,412
     632,260         79,777         2,784         111,439         59,023        116,503           94,540
       5,289          5,289         5,289           5,289          5,289          5,289            5,289
   6,410,871      1,496,802        78,219       1,238,966      2,754,693        491,717          473,514
     338,067        302,423         2,644          66,521        110,390         90,765           93,088
------------    -----------    ----------     -----------    -----------    -----------     ------------
  68,602,936     22,289,580     1,727,863      14,376,867     19,881,501     16,832,515       24,168,199
------------    -----------    ----------     -----------    -----------    -----------     ------------

 (15,431,796)    (5,473,746)     (555,489)     (2,587,298)    (2,846,578)    (8,108,868)     (16,465,669)
      (1,159)          (476)          (55)             23           (512)        (2,849)               0
  53,169,981     16,815,358     1,172,319      11,789,592     17,034,411      8,720,798        7,702,530
------------    -----------    ----------     -----------    -----------    -----------     ------------
  26,232,673     44,284,058       505,517       8,427,695     23,333,065      1,078,864          325,311
------------    -----------    ----------     -----------    -----------    -----------     ------------

           0        288,698             0         272,970        183,138              0          237,558
------------    -----------    ----------     -----------    -----------    -----------     ------------
$ 26,232,673    $44,572,756    $  505,517     $ 8,700,665    $23,516,203    $ 1,078,864     $    562,869
============    ===========    ==========     ===========    ===========    ===========     ============

                  106 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                       CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                                       -------------------------------------
                                                                                           For the
                                                                                       Six Months Ended        For the
                                                                                        August 31, 2009       Year Ended
                                                                                          (Unaudited)      February 28, 2009
                                                                                       ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ............................................................   $ 4,371,522,330     $ 4,808,408,788
OPERATIONS
   Net investment income ...........................................................         1,227,341          63,179,147
   Net realized gain (loss) on investments .........................................           (26,063)            666,351
   Net realized gain of capital support agreement ..................................                 0                   0
   Net change in unrealized appreciation of credit support agreement ...............                 0                   0
   Net change in unrealized depreciation of investments ............................                 0                   0
                                                                                       ---------------     ---------------
Net increase in net assets resulting from operations ...............................         1,201,278          63,845,498
                                                                                       ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ......................................................................          (223,091)        (45,403,227)
      Administrator Class ..........................................................                NA                  NA
      Institutional Class ..........................................................          (665,693)         (4,676,760)
      Select class .................................................................                NA                  NA
      Service class ................................................................          (338,557)        (13,097,748)
   Net realized gain on sales of investments
      Class A ......................................................................                 0            (521,362)
      Administrator Class ..........................................................                NA                  NA
      Institutional Class ..........................................................                NA             (45,226)
      Service class ................................................................                 0            (130,023)
                                                                                       ---------------     ---------------
Total distributions to shareholders ................................................        (1,227,341)        (63,874,346)
                                                                                       ---------------     ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .............................................     1,389,747,463       4,548,812,448
   Reinvestment of distributions - Class A .........................................           216,180          43,357,812
   Cost of shares redeemed - Class A ...............................................    (2,467,710,314)     (5,137,690,921)
                                                                                       ---------------     ---------------
   Net decrease in net assets resulting from capital share transactions - Class A ..    (1,077,746,671)       (545,520,661)
                                                                                       ---------------     ---------------
   Proceeds from shares sold - Administrator Class .................................                NA                  NA
   Reinvestment of distributions - Administrator Class .............................                NA                  NA
   Cost of shares redeemed - Administrator Class ...................................                NA                  NA
                                                                                       ---------------     ---------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class ...........................................                NA                  NA
                                                                                       ---------------     ---------------
   Proceeds from shares sold - Institutional Class .................................       900,910,980       2,067,029,869
   Reinvestment of distributions - Institutional Class .............................           401,397           3,288,168
   Cost of shares redeemed - Institutional Class ...................................      (944,070,372)     (1,699,743,739)
                                                                                       ---------------     ---------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class ...........................................       (42,757,995)        370,574,298
                                                                                       ---------------     ---------------
   Proceeds from shares sold - Select Class ........................................                NA                  NA
   Reinvestment of distributions - Select Class ....................................                NA                  NA
   Cost of shares redeemed - Select Class ..........................................                NA                  NA
                                                                                       ---------------     ---------------
   Net increase in net assets resulting from capital share transactions -
      Select Class .................................................................                NA                  NA
                                                                                       ---------------     ---------------
   Proceeds from shares sold - Service Class .......................................       431,624,173       1,881,382,541
   Reinvestment of distributions - Service Class ...................................            98,365           4,343,250
   Cost of shares redeemed - Service Class .........................................      (646,524,027)     (2,147,637,038)
                                                                                       ---------------     ---------------
   Net decrease in net assets resulting from capital share transactions -
      Service Class ................................................................      (214,801,489)       (261,911,247)
                                                                                       ---------------     ---------------
Net increase (decrease) in net assets resulting from capital share transactions -
      Total ........................................................................    (1,335,306,155)       (436,857,610)
                                                                                       ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................................    (1,335,332,218)       (436,886,458)
                                                                                       ===============     ===============
ENDING NET ASSETS ..................................................................   $ 3,036,190,112     $ 4,371,522,330
                                                                                       ===============     ===============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 107


Statements of Changes in Net Assets

  CASH INVESTMENT MONEY MARKET FUND         GOVERNMENT MONEY MARKET FUND             HERITAGE MONEY MARKET FUND
------------------------------------   --------------------------------------   ------------------------------------
     For the                                 For the                                For the
Six Months Ended        For the         Six Months Ended        For the         Six Months Ended        For the
 August 31, 2009       Year Ended        August 31, 2009       Year Ended        August 31, 2009       Year Ended
   (Unaudited)     February 28, 2009       (Unaudited)      February 28, 2009     (Unaudited)      February 28, 2009
----------------   -----------------   -----------------   ------------------   ----------------   -----------------

$ 21,639,252,133   $ 21,844,243,904    $  51,618,895,393   $  33,481,429,832    $ 12,847,438,353    $  3,556,419,692

      54,420,278        458,172,754           26,232,673         535,855,183          44,284,058         162,859,917
       1,272,531           (894,668)                   0                   0             288,698              39,462
               0                  0                    0                   0                   0             314,806
               0                  0                    0                   0                   0           1,083,837
               0                  0                    0                   0                   0            (166,094)
----------------   ----------------    -----------------   -----------------    ----------------    ----------------
      55,692,809        457,278,086           26,232,673         535,855,183          44,572,756         164,131,928
----------------   ----------------    -----------------   -----------------    ----------------    ----------------


              NA                 NA              (49,858)        (18,051,861)                 NA                  NA
      (2,881,346)       (36,501,427)            (271,973)        (22,654,121)         (1,862,171)        (13,390,439)
     (28,480,797)      (214,179,642)         (25,620,962)       (412,700,215)        (20,334,332)        (77,053,366)
     (15,321,809)       (77,020,427)                  NA                  NA         (22,087,552)        (72,427,423)
      (7,736,325)      (130,471,257)            (289,879)        (82,448,985)                 NA                  NA

              NA                 NA                    0                   0                  NA                  NA
               0                  0                    0                   0                   0            (108,451)
               0                  0                    0                   0                   0             (84,183)
               0                  0                    0                   0                  NA                  NA
----------------   ----------------    -----------------   -----------------    ----------------    ----------------
     (54,420,277)      (458,172,753)         (26,232,672)       (535,855,182)        (44,284,055)       (163,063,862)
----------------   ----------------    -----------------   -----------------    ----------------    ----------------

              NA                 NA          148,360,181         497,947,772                  NA                  NA
              NA                 NA               49,161          17,969,720                  NA                  NA
              NA                 NA         (337,191,881)     (1,335,660,176)                 NA                  NA
----------------   ----------------    -----------------   -----------------    ----------------    ----------------
              NA                 NA         (188,782,539)       (819,742,684)                 NA                  NA
----------------   ----------------    -----------------   -----------------    ----------------    ----------------
   1,211,612,940      3,338,902,124        1,860,177,728       6,463,393,720       3,328,779,821       2,349,413,290
       2,518,229         31,423,024              149,319          12,735,719             923,169           8,563,225
  (1,222,583,626)    (4,204,392,641)      (2,701,204,831)     (6,640,270,464)     (2,699,746,785)     (2,048,434,540)
----------------   ----------------    -----------------   -----------------    ----------------    ----------------

      (8,452,457)      (834,067,493)        (840,877,784)       (164,141,025)        629,956,205         309,541,975
----------------   ----------------    -----------------   -----------------    ----------------    ----------------
  27,627,212,329     49,663,675,103       82,491,774,163     194,237,357,815      20,136,490,400      17,391,802,191
      14,332,349        123,410,835           12,941,176         216,904,092           9,720,075          32,987,819
 (28,158,648,862)   (48,849,148,568)    (103,806,594,426)   (175,325,662,671)    (14,713,403,935)    (13,142,360,607)
----------------   ----------------    -----------------   -----------------    ----------------    ----------------

    (517,104,184)       937,937,370      (21,301,879,087)     19,128,599,236       5,432,806,540       4,282,429,403
----------------   ----------------    -----------------   -----------------    ----------------    ----------------
  19,124,674,446     25,697,956,688                   NA                  NA      21,924,968,208      20,239,801,901
      11,897,185         56,173,206                   NA                  NA          13,970,445          47,385,727
 (16,312,370,895)   (25,046,213,433)                  NA                  NA     (16,270,165,410)    (15,589,208,411)
----------------   ----------------    -----------------   -----------------    ----------------    ----------------

   2,824,200,736        707,916,461                   NA                  NA       5,668,773,243       4,697,979,217
----------------   ----------------    -----------------   -----------------    ----------------    ----------------
  17,161,468,856     19,135,205,412       16,316,341,212      38,386,241,975                  NA                  NA
       3,410,286         61,537,551               36,356          12,105,979                  NA                  NA
 (18,417,768,897)   (20,212,626,405)     (17,142,529,068)    (38,405,597,921)                 NA                  NA
----------------   ----------------    -----------------   -----------------    ----------------    ----------------

  (1,252,889,755)    (1,015,883,442)        (826,151,500)         (7,249,967)                 NA                  NA
----------------   ----------------    -----------------   -----------------    ----------------    ----------------

   1,045,754,340       (204,097,104)     (23,157,690,910)     18,137,465,560      11,731,535,988       9,289,950,595
----------------   ----------------    -----------------   -----------------    ----------------    ----------------
   1,047,026,872       (204,991,771)     (23,157,690,909)     18,137,465,561      11,731,824,689       9,291,015,167
================   ================    =================   =================    ================    ================
$ 22,686,279,005   $ 21,639,252,133    $  28,461,204,484   $  51,618,895,393    $ 24,579,263,042    $ 12,847,438,353
================   ================    =================   =================    ================    ================

                  108 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                       CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                                       -------------------------------------
                                                                                           For the
                                                                                       Six Months Ended        For the
                                                                                        August 31, 2009       Year Ended
                                                                                          (Unaudited)      February 28, 2009
                                                                                       ----------------   ------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...........................................................   $ 1,389,747,463     $ 4,548,812,448
   Shares issued in reinvestment of distributions - Class A ........................           216,180          43,357,812
   Shares redeemed - Class A .......................................................    (2,467,710,314)     (5,137,690,921)
                                                                                       ---------------     ---------------
   Net decrease in shares outstanding - Class A ....................................    (1,077,746,671)       (545,520,661)
                                                                                       ---------------     ---------------
   Shares sold - Administrator Class ...............................................                NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ............                NA                  NA
   Shares redeemed - Administrator Class ...........................................                NA                  NA
                                                                                       ---------------     ---------------
   Net increase (decrease) in shares outstanding - Administrator Class .............                NA                  NA
                                                                                       ---------------     ---------------
   Shares sold - Institutional Class ...............................................       900,910,980       2,067,029,869
   Shares issued in reinvestment of distributions - Institutional Class ............           401,397           3,288,168
   Shares redeemed - Institutional Class ...........................................      (944,070,372)     (1,699,743,739)
                                                                                       ---------------     ---------------
   Net increase (decrease) in shares outstanding - Institutional Class .............       (42,757,995)        370,574,298
                                                                                       ---------------     ---------------
   Shares sold - Select Class ......................................................                NA                  NA
   Shares issued in reinvestment of distributions - Select Class ...................                NA                  NA
   Shares redeemed - Select Class ..................................................                NA                  NA
                                                                                       ---------------     ---------------
   Net increase in shares outstanding - Select Class ...............................                NA                  NA
                                                                                       ---------------     ---------------
   Shares sold - Service Class .....................................................       431,624,173       1,881,382,541
   Shares issued in reinvestment of distributions - Service class ..................            98,365           4,343,250
   Shares redeemed - Service class .................................................      (646,524,027)     (2,147,637,038)
                                                                                       ---------------     ---------------
   Net decrease in shares outstanding - Service Class ..............................      (214,801,489)       (261,911,247)
                                                                                       ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ....................................................................    (1,335,306,155)       (436,857,610)
                                                                                       ===============     ===============
Ending balance of undistributed/overdistributed net investment income ..............   $        (1,037)    $        (1,037)
                                                                                       ---------------     ---------------

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 109


Statements of Changes in Net Assets

  CASH INVESTMENT MONEY MARKET FUND          GOVERNMENT MONEY MARKET FUND           HERITAGE MONEY MARKET FUND
------------------------------------   -------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the         Six Months Ended        For the        Six Months Ended        For the
 August 31, 2009      Year Ended        August 31, 2009        Year Ended       August 31, 2009      Year Ended
   (Unaudited)     February 28, 2009      (Unaudited)      February 28, 2009     (Unaudited)      February 28, 2009
----------------   -----------------   -----------------   -----------------   ----------------   -----------------

              NA                  NA   $     148,360,181   $     497,947,772                 NA                 NA
              NA                  NA              49,161          17,969,720                 NA                 NA
              NA                  NA        (337,191,881)     (1,335,660,176)                NA                 NA
----------------    ----------------   -----------------   -----------------   ----------------   ----------------
              NA                  NA        (188,782,539)       (819,742,684)                NA                 NA
----------------    ----------------   -----------------   -----------------   ----------------   ----------------
$  1,211,612,940    $  3,338,902,124       1,860,177,728       6,463,393,720   $  3,328,779,821   $  2,349,413,290
       2,518,229          31,423,024             149,319          12,735,719            923,169          8,563,225
  (1,222,583,626)     (4,204,392,641)     (2,701,204,831)     (6,640,270,464)    (2,699,746,785)    (2,048,434,540)
----------------    ----------------   -----------------   -----------------   ----------------   ----------------
      (8,452,457)       (834,067,493)       (840,877,784)       (164,141,025)       629,956,205        309,541,975
----------------    ----------------   -----------------   -----------------   ----------------   ----------------
  27,627,212,329      49,663,675,106      82,491,774,163     194,237,357,816     20,136,490,400     17,391,802,192
      14,332,349         123,410,835          12,941,176         216,904,092          9,720,075         32,987,819
 (28,158,648,862)    (48,849,148,568)   (103,806,594,426)   (175,325,662,671)   (14,713,403,935)   (13,142,360,607)
----------------    ----------------   -----------------   -----------------   ----------------   ----------------
    (517,104,184)        937,937,373     (21,301,879,087)     19,128,599,237      5,432,806,540      4,282,429,404
----------------    ----------------   -----------------   -----------------   ----------------   ----------------
  19,124,674,446      25,697,956,688                  NA                  NA     21,924,968,208     20,239,801,900
      11,897,185          56,173,206                  NA                  NA         13,970,445         47,385,727
 (16,312,370,895)    (25,046,213,433)                 NA                  NA    (16,270,165,410)   (15,589,208,411)
----------------    ----------------   -----------------   -----------------   ----------------   ----------------
   2,824,200,736         707,916,461                  NA                  NA      5,668,773,243      4,697,979,216
----------------    ----------------   -----------------   -----------------   ----------------   ----------------
  17,161,468,856      19,135,201,385      16,316,341,212      38,386,241,975                 NA                 NA
       3,410,286          61,537,551              36,356          12,105,979                 NA                 NA
 (18,417,768,897)    (20,212,626,405)    (17,142,529,068)    (38,405,597,921)                NA                 NA
----------------    ----------------   -----------------   -----------------   ----------------   ----------------
  (1,252,889,755)     (1,015,887,469)       (826,151,500)         (7,249,967)                NA                 NA
----------------    ----------------   -----------------   -----------------   ----------------   ----------------

   1,045,754,340        (204,101,128)    (23,157,690,910)     18,137,465,561     11,731,535,988      9,289,950,595
================    ================   =================   =================   ================   ================
$         (7,747)   $         (7,748)  $          31,022   $          31,021   $              4   $              1
----------------    ----------------   -----------------   -----------------   ----------------   ----------------

                  110 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                          MUNICIPAL MONEY MARKET FUND
                                                                                     ------------------------------------
                                                                                         For the
                                                                                     Six Months Ended         For the
                                                                                      August 31, 2009       Year Ended
                                                                                        (Unaudited)     February 28, 2009
                                                                                     ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..........................................................     $ 390,783,207      $ 388,515,904
OPERATIONS
   Net investment income .........................................................           505,517          6,267,957
   Net realized gain on investments ..............................................                 0                413
   Net realized gain of capital support agreement ................................                 0                  0
   Net change in unrealized appreciation of capital support agreement ............                 0                  0
   Net change in unrealized depreciation of investments ..........................                 0                  0
                                                                                       -------------      -------------
Net increase in net assets resulting from operations .............................           505,517          6,268,370
                                                                                       -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ....................................................................                NA                 NA
      Administrator Class ........................................................                NA                 NA
      Institutional Class ........................................................          (224,670)          (489,012)
      Investor Class .............................................................          (280,847)        (5,778,945)
      Service Class ..............................................................                NA                 NA
   Net realized gain on sales of investments
      Class A ....................................................................                NA                 NA
      Administrator Class ........................................................                NA                 NA
      Institutional Class ........................................................                NA                 NA
      Service Class ..............................................................                NA                 NA
                                                                                       -------------      -------------
Total distributions to shareholders ..............................................          (505,517)        (6,267,957)
                                                                                       -------------      -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...........................................                NA                 NA
   Reinvestment of distributions - Class A .......................................                NA                 NA
   Cost of shares redeemed - Class A .............................................                NA                 NA
                                                                                       -------------      -------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Class A ..................................................................                NA                 NA
                                                                                       -------------      -------------
   Proceeds from shares sold - Administrator Class ...............................                NA                 NA
   Reinvestment of distributions - Administrator Class ...........................                NA                 NA
   Cost of shares redeemed - Administrator Class .................................                NA                 NA
                                                                                       -------------      -------------
   Net increase (decrease) in net assets resulting from capital share transactions
      - Administrator Class ......................................................                NA                 NA
                                                                                       -------------      -------------
   Proceeds from shares sold - Institutional Class ...............................       210,632,930        152,067,708
   Reinvestment of distributions - Institutional Class ...........................           223,674            466,151
   Cost of shares redeemed - Institutional Class .................................      (131,025,048)      (102,863,106)
                                                                                       -------------      -------------
   Net increase in net assets resulting from capital share transactions -
      Institutional Class ........................................................        79,831,556         49,670,753
                                                                                       -------------      -------------
   Proceeds from shares sold - Investor Class ....................................        54,631,466        279,131,426
   Reinvestment of distributions - Investor Class ................................           275,695          5,623,380
   Cost of shares redeemed - Investor Class ......................................      (105,463,845)      (332,158,669)
                                                                                       -------------      -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class ..............................................       (50,556,684)       (47,403,863)
                                                                                       -------------      -------------
   Proceeds from shares sold - Service Class .....................................                NA                 NA
   Reinvestment of distributions - Service Class .................................                NA                 NA
   Cost of shares redeemed - Service Class .......................................                NA                 NA
                                                                                       -------------      -------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Service Class ...............................................                NA                 NA
                                                                                       -------------      -------------
Net increase (decrease) in net assets resulting from capital share transactions
   - Total .......................................................................        29,274,872          2,266,890
                                                                                       -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS ............................................        29,274,872          2,267,303
                                                                                       =============      =============
ENDING NET ASSETS ................................................................     $ 420,058,079      $ 390,783,207
                                                                                       =============      =============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 111


Statements of Changes in Net Assets

 NATIONAL TAX-FREE MONEY MARKET FUND    PRIME INVESTMENT MONEY MARKET FUND       TREASURY PLUS MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                               For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
 August 31, 2009       Year Ended       August 31, 2009      Year Ended        August 31, 2009      Year Ended
  (Unaudited)      February 28, 2009      (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009
----------------   -----------------   ----------------   -----------------   ----------------   -----------------

 $ 6,341,982,747    $ 5,158,034,269    $ 10,649,227,443   $   8,927,810,131   $  8,569,692,575    $  6,774,952,740

       8,427,695         95,033,256          23,333,065         194,615,732          1,078,864          66,685,987
         272,970            723,479             183,138         (25,184,437)                 0                   0
               0                  0                   0          26,968,360                  0                   0
               0                  0                   0          17,341,096                  0                   0
               0                  0                   0         (14,228,707)                 0                   0
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------
       8,700,665         95,756,735          23,516,203         199,512,344          1,078,864          66,685,987
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------


        (506,896)       (20,489,704)                 NA                  NA           (108,143)        (19,300,283)
        (856,074)        (8,905,643)                 NA                  NA             (6,526)           (614,370)
      (5,526,441)       (39,431,748)        (22,480,484)       (162,366,889)          (950,742)        (35,734,600)
              NA                 NA                  NA                  NA                 NA                  NA
      (1,538,286)       (26,206,163)           (852,581)        (33,217,896)           (41,596)        (11,036,735)

               0           (293,961)                 NA                  NA                  0                   0
              NA            (96,168)                 NA                  NA                 NA                  NA
               0           (359,482)                  0            (766,699)                 0                   0
               0           (330,682)                  0            (221,766)                 0                   0
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------
      (8,427,697)       (96,113,551)        (23,333,065)       (196,573,250)        (1,107,007)        (66,685,988)
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------

     547,515,758      2,123,658,304                  NA                  NA      4,181,390,440      16,042,997,923
         510,918         20,254,527                  NA                  NA             35,675           5,484,813
  (1,011,104,131)    (2,137,935,035)                 NA                  NA     (4,625,519,094)    (16,202,411,965)
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------

    (463,077,455)         5,977,796                  NA                  NA       (444,092,979)       (153,929,229)
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------
     306,911,216        634,488,238                  NA                  NA        251,784,336         621,596,071
         830,320          8,739,557                  NA                  NA              6,492             613,450
    (277,209,771)      (643,344,000)                 NA                  NA       (273,299,537)       (489,786,230)
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------

      30,531,765           (116,205)                 NA                  NA        (21,508,709)        132,423,291
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------
   4,455,193,456     10,580,163,832      45,231,408,335      73,064,512,821     21,702,878,115      44,427,682,682
       3,201,700         19,983,612           7,480,562          51,231,205            412,696          14,105,020
  (4,372,684,364)    (9,622,792,083)    (44,231,986,574)    (71,221,048,152)   (21,180,650,411)    (42,300,759,328)
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------

      85,710,792        977,355,361       1,006,902,323       1,894,695,874        522,640,400       2,141,028,374
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------
              NA                 NA                  NA                  NA                 NA                  NA
              NA                 NA                  NA                  NA                 NA                  NA
              NA                 NA                  NA                  NA                 NA                  NA
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------

              NA                 NA                  NA                  NA                 NA                  NA
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------
     891,447,048      2,883,412,321      41,307,565,437     133,263,105,578      3,605,598,682      13,764,905,639
         227,352          4,852,802              48,387           1,822,623              4,384             948,304
  (1,424,074,740)    (2,687,176,781)    (41,457,373,607)   (133,441,145,857)    (3,721,810,154)    (14,090,636,543)
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------

    (532,400,340)       201,088,342        (149,759,783)       (176,217,656)      (116,207,088)       (324,782,600)
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------

    (879,235,238)     1,184,305,294         857,142,540       1,718,478,218        (59,168,376)      1,794,739,836
 ---------------    ---------------    ----------------   -----------------   ----------------    ----------------
    (878,962,270)     1,183,948,478         857,325,678       1,721,118,006        (59,196,519)      1,794,739,835
 ===============    ===============    ================   =================   ================    ================
 $ 5,463,020,477    $ 6,341,982,747    $ 11,506,553,121   $  10,649,227,443   $  8,510,496,056    $  8,569,692,575
 ===============    ===============    ================   =================   ================    ================

                  112 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                                  MUNICIPAL MONEY MARKET FUND
                                                                                             ------------------------------------
                                                                                                  For the
                                                                                             Six Months Ended        For the
                                                                                              August 31, 2009       Year Ended
                                                                                                (Unaudited)     February 28, 2009
                                                                                             ----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................               NA                  NA
   Shares issued in reinvestment of distributions - Class A ..............................               NA                  NA
   Shares redeemed - Class A .............................................................               NA                  NA
                                                                                              -------------       -------------
   Net increase (decrease) in shares outstanding - Class A ...............................               NA                  NA
                                                                                              -------------       -------------
   Shares sold - Administrator Class .....................................................               NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ..................               NA                  NA
   Shares redeemed - Administrator Class .................................................               NA                  NA
                                                                                              -------------       -------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................               NA                  NA
                                                                                              -------------       -------------
   Shares sold - Institutional Class .....................................................    $ 210,632,930       $ 152,067,708
   Shares issued in reinvestment of distributions - Institutional Class ..................          223,674             466,151
   Shares redeemed - Institutional Class .................................................     (131,025,048)       (102,863,106)
                                                                                              -------------       -------------
   Net increase in shares outstanding - Institutional Class ..............................       79,831,556          49,670,753
                                                                                              -------------       -------------
   Shares sold - Investor Class ..........................................................       54,631,466         279,131,426
   Shares issued in reinvestment of distributions - Investor Class .......................          275,695           5,623,380
   Shares redeemed - Investor Class ......................................................     (105,463,845)       (332,158,669)
                                                                                              -------------       -------------
   Net decrease in shares outstanding - Investor Class ...................................      (50,556,684)        (47,403,863)
                                                                                              -------------       -------------
   Shares sold - Service Class ...........................................................               NA                  NA
   Shares issued in reinvestment of distributions - Service Class ........................               NA                  NA
   Shares redeemed - Service Class .......................................................               NA                  NA
                                                                                              -------------       -------------
   Net increase (decrease) in shares outstanding - Service Class .........................               NA                  NA
                                                                                              -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..       29,274,872           2,266,890
                                                                                              =============       =============
Ending balance of undistributed/overdistributed net investment income ....................    $           3       $           3
                                                                                              -------------       -------------

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 113


Statements of Changes in Net Assets

 NATIONAL TAX-FREE MONEY MARKET FUND    PRIME INVESTMENT MONEY MARKET FUND       TREASURY PLUS MONEY MARKET FUND
------------------------------------   ------------------------------------   ------------------------------------
     For the                                For the                                For the
Six Months Ended        For the        Six Months Ended        For the        Six Months Ended        For the
 August 31, 2009       Year Ended       August 31, 2009       Year Ended       August 31, 2009       Year Ended
   (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009
----------------   -----------------   ----------------   -----------------   ----------------   -----------------
$   547,515,758     $ 2,123,658,304                  NA                  NA   $  4,181,390,440   $  16,042,997,923
        510,918          20,254,527                  NA                  NA             35,675           5,484,813
 (1,011,104,131)     (2,137,935,035)                 NA                  NA     (4,625,519,094)    (16,202,411,965)
---------------     ---------------    ----------------   -----------------   ----------------   -----------------
   (463,077,455)          5,977,796                  NA                  NA       (444,092,979)       (153,929,229)
---------------     ---------------    ----------------   -----------------   ----------------   -----------------
    306,911,216         634,488,238                  NA                  NA        251,784,336         621,596,071
        830,320           8,739,557                  NA                  NA              6,492             613,450
   (277,209,771)       (643,344,000)                 NA                  NA       (273,299,537)       (489,786,230)
---------------     ---------------    ----------------   -----------------   ----------------   -----------------
     30,531,765            (116,205)                 NA                  NA        (21,508,709)        132,423,291
---------------     ---------------    ----------------   -----------------   ----------------   -----------------
  4,455,193,456      10,580,142,601    $ 45,231,408,335   $  73,064,512,821     21,702,878,115      44,427,682,682
      3,201,700          19,983,612           7,480,562          51,231,205            412,696          14,105,020
 (4,372,684,364)     (9,622,792,083)    (44,231,986,574)    (71,221,048,152)   (21,180,650,411)    (42,300,759,328)
---------------     ---------------    ----------------   -----------------   ----------------   -----------------
     85,710,792         977,334,130       1,006,902,323       1,894,695,874        522,640,400       2,141,028,374
---------------     ---------------    ----------------   -----------------   ----------------   -----------------
             NA                  NA                  NA                  NA                 NA                  NA
             NA                  NA                  NA                  NA                 NA                  NA
             NA                  NA                  NA                  NA                 NA                  NA
---------------     ---------------    ----------------   -----------------   ----------------   -----------------
             NA                  NA                  NA                  NA                 NA                  NA
---------------     ---------------    ----------------   -----------------   ----------------   -----------------
    891,447,048       2,883,412,321      41,307,565,437     133,263,105,578      3,605,598,682      13,764,905,639
        227,352           4,852,802              48,387           1,822,623              4,384             948,304
 (1,424,074,740)     (2,687,176,781)    (41,457,373,607)   (133,441,145,857)    (3,721,810,154)    (14,090,636,543)
---------------     ---------------    ----------------   -----------------   ----------------   -----------------
   (532,400,340)        201,088,342        (149,759,783)       (176,217,656)      (116,207,088)       (324,782,600)
---------------     ---------------    ----------------   -----------------   ----------------   -----------------
   (879,235,238)      1,184,284,063         857,142,540       1,718,478,218        (59,168,376)      1,794,739,836
===============     ===============    ================   =================   ================   =================
$            (4)    $            (2)   $              0   $               0   $         (7,929)  $          20,214
---------------     ---------------    ----------------   -----------------   ----------------   -----------------

                  114 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                          100% TREASURY MONEY MARKET FUND
                                                       ------------------------------------
                                                            For the
                                                       Six Months Ended        For the
                                                        August 31, 2009       Year Ended
                                                          (Unaudited)     February 28, 2009
                                                       ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ............................    $ 7,947,801,874    $  6,337,429,815
OPERATIONS
   Net investment income ...........................            325,311          55,720,253
   Net realized gain on investments ................            237,558           2,323,870
                                                        ---------------    ----------------
Net increase in net assets resulting from operations            562,869          58,044,123
                                                        ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
   Class A .........................................            (13,293)         (2,207,216)
      Service Class ................................           (312,019)        (53,513,039)
   Net realized gain on sales of investments
   Class A .........................................                  0             (35,390)
      Service Class ................................                  0            (976,855)
                                                        ---------------    ----------------
Total distributions to shareholders ................           (325,312)        (56,732,500)
                                                        ---------------    ----------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .............        123,749,026         792,379,687
   Reinvestment of distributions - Class A .........             13,056           2,185,272
   Cost of shares redeemed - Class A ...............       (178,997,932)       (786,394,353)
                                                        ---------------    ----------------
Net increase (decrease) in net assets resulting from
   capital share transactions - Class A ............        (55,235,850)          8,170,606
                                                        ---------------    ----------------
   Proceeds from shares sold - Service Class .......      4,322,113,588      36,467,177,144
   Reinvestment of distributions - Service Class ...            124,250           9,944,383
   Cost of shares redeemed - Service Class .........     (5,920,598,950)    (34,876,231,697)
                                                        ---------------    ----------------
Net increase (decrease) in net assets resulting from
   capital share transactions - Service Class ......     (1,598,361,112)      1,600,889,830
                                                        ---------------    ----------------
Net increase (decrease) in net assets resulting from
   capital share transactions - Total ..............     (1,653,596,962)      1,609,060,436
                                                        ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..............     (1,653,359,405)      1,610,372,059
                                                        ---------------    ----------------
ENDING NET ASSETS ..................................    $ 6,294,442,469    $  7,947,801,874
                                                        ---------------    ----------------

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 115


Statements of Changes in Net Assets

                                                          100% TREASURY MONEY MARKET FUND
                                                       ------------------------------------
                                                            For the
                                                       Six Months Ended        For the
                                                        August 31, 2009       Year Ended
                                                          (Unaudited)     February 28, 2009
                                                       ----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...........................    $   123,749,026    $    792,379,688
   Shares issued in reinvestment of distributions -
      Class A ......................................             13,056           2,185,272
   Shares redeemed - Class A .......................       (178,997,932)       (786,394,353)
                                                        ---------------    ----------------
   Net increase (decrease) in shares outstanding -
      Class A ......................................        (55,235,850)          8,170,607
                                                        ---------------    ----------------
   Shares sold - Service Class .....................      4,322,113,588      36,467,163,543
   Shares issued in reinvestment of distributions -
      Service Class ................................            124,250           9,944,383
   Shares redeemed - Service Class .................     (5,920,598,950)    (34,876,231,697)
                                                        ---------------    ----------------
   Net increase (decrease) in shares outstanding -
      Service Class ................................     (1,598,361,112)      1,600,876,229
                                                        ---------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .......     (1,653,596,962)      1,609,046,836
                                                        ---------------    ----------------
Ending balance of undistributed net investment
   income ..........................................    $       203,583    $        203,584
                                                        ---------------    ----------------

                  116 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                  Beginning       Net       Net Realized    Distributions
                                                  Net Asset   Investment   and Unrealized      from Net
                                                  Value Per     Income       Gain (Loss)      Investment
                                                    Share       (Loss)     on Investments       Income
                                                  ---------   ----------   --------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00        0.00           0.00             0.00(7)
March 31, 2008(3) to February 28, 2009 ........     $1.00        0.01           0.00            (0.01)
Service Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00        0.00           0.00             0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00        0.01           0.00            (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00        0.03           0.00            (0.03)
March 1, 2006 to February 28, 2007 ............     $1.00        0.03           0.00            (0.03)

April 1, 2005 to February 28, 2006(4) .........     $1.00        0.02           0.00            (0.02)
April 1, 2004 to March 31, 2005 ...............     $1.00        0.01           0.00            (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00        0.01           0.00            (0.01)

CASH INVESTMENT MONEY MARKET FUND
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00        0.00           0.00             0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00        0.02           0.00            (0.02)
March 1, 2007 to February 29, 2008 ............     $1.00        0.05           0.00            (0.05)
March 1, 2006 to February 28, 2007 ............     $1.00        0.05           0.00            (0.05)
April 1, 2005 to February 28, 2006(4) .........     $1.00        0.03           0.00            (0.03)
April 1, 2004 to March 31, 2005 ...............     $1.00        0.01           0.00            (0.01)
July 31, 2003(3) to March 31, 2004 ............     $1.00        0.01           0.00            (0.01)
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00        0.00           0.00             0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00        0.02           0.00            (0.02)
March 1, 2007 to February 29, 2008 ............     $1.00        0.05           0.00            (0.05)
March 1, 2006 to February 28, 2007 ............     $1.00        0.05           0.00            (0.05)
April 1, 2005 to February 28, 2006(4) .........     $1.00        0.03           0.00            (0.03)
April 1, 2004 to March 31, 2005 ...............     $1.00        0.02           0.00            (0.02)
April 1, 2003 to March 31, 2004 ...............     $1.00        0.01           0.00            (0.01)
Select Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00        0.00           0.00             0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00        0.02           0.00            (0.02)
June 29, 2007(3) to February 29, 2008 .........     $1.00        0.03           0.00            (0.03)
Service Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00        0.00           0.00             0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00        0.02           0.00            (0.02)
March 1, 2007 to February 29, 2008 ............     $1.00        0.05           0.00            (0.05)
March 1, 2006 to February 28, 2007 ............     $1.00        0.05           0.00            (0.05)
April 1, 2005 to February 28, 2006(4) .........     $1.00        0.03           0.00            (0.03)
April 1, 2004 to March 31, 2005 ...............     $1.00        0.01           0.00            (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00        0.01           0.00            (0.01)

----------
(1.) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3.) Commencement of operations.

(4.) The Fund changed its fiscal year end from March 31 to February 28.

(5.) The Fund changed its fiscal year end from October 31 to February 28.

(6.) The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program (see Note 5):

                                                    Gross       Net
                                                  Expenses   Expenses
                                                  --------   --------
CALIFORNIA TAX-FREE MONEY MARKET FUND
   Institutional Class
   March 1, 2009 to August 31, 2009 ...........     0.45%      0.20%
   March 31, 2008 to February 28, 2009 ........     0.44%      0.20%
   Service Class
   March 1, 2009 to August 31, 2009 ...........     0.74%      0.42%
   March 1, 2008 to February 28, 2009 .........     0.73%      0.45%

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 117


Financial Highlights

                   Ending       Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   ------------------------------------------------                 Net Assets at
   from Net      Value Per   Net Investment    Gross      Expenses      Net        Total      End of Period
Realized Gains     Share      Income (Loss)   Expenses     Waived    Expenses    Return(2)   (000's omitted)
--------------   ---------   --------------   --------    --------   --------    ---------   ---------------


     0.00           $1.00         0.32%         0.51%(6)   (0.26)%     0.25%(6)    0.16%       $   327,811
     0.00(7)        $1.00         1.59%         0.46%(6)   (0.24)%     0.22%(6)    1.47%       $   370,572

     0.00           $1.00         0.11%         0.79%(6)   (0.32)%     0.47%(6)    0.05%       $   494,223
     0.00(7)        $1.00         1.43%         0.75%(6)   (0.28)%     0.47%(6)    1.42%       $   709,029
     0.00           $1.00         2.94%         0.73%      (0.28)%     0.45%       3.05%       $   970,945
     0.00           $1.00         3.01%         0.73%      (0.28)%     0.45%       3.06%       $   500,204
     0.00           $1.00         2.18%         0.74%      (0.29)%     0.45%       2.04%       $   416,048
     0.00           $1.00         1.00%         0.66%      (0.21)%     0.45%       0.99%       $   356,093
     0.00           $1.00         0.56%         0.50%      (0.05)%     0.45%       0.56%       $   367,216


     0.00           $1.00         0.42%         0.40%(6)   (0.04)%     0.36%(6)    0.21%       $ 1,406,889
     0.00           $1.00         2.23%         0.38%(6)   (0.04)%     0.34%(6)    2.19%       $ 1,415,264
     0.00           $1.00         4.77%         0.37%      (0.04)%     0.33%       4.92%       $ 2,249,470
     0.00           $1.00         4.87%         0.37%      (0.02)%     0.35%       4.96%       $ 1,364,223
     0.00           $1.00         3.37%         0.37%      (0.02)%     0.35%       3.06%       $ 1,150,617
     0.00           $1.00         1.57%         0.37%      (0.02)%     0.35%       1.45%       $   619,286
     0.00           $1.00         0.79%         0.39%      (0.04)%     0.35%       0.53%       $   281,124

     0.00           $1.00         0.56%         0.28%(6)   (0.05)%     0.23%(6)    0.28%       $ 9,615,551
     0.00           $1.00         2.28%         0.26%(6)   (0.05)%     0.21%(6)    2.32%       $10,132,093
     0.00           $1.00         4.94%         0.25%      (0.05)%     0.20%       5.06%       $ 9,194,540
     0.00           $1.00         5.01%         0.25%      (0.05)%     0.20%       5.12%       $ 7,830,847
     0.00           $1.00         3.50%         0.25%      (0.05)%     0.20%       3.21%       $ 6,497,267
     0.00           $1.00         1.61%         0.26%      (0.06)%     0.20%       1.60%       $ 5,998,383
     0.00           $1.00         0.97%         0.26%      (0.04)%     0.22%       0.98%       $ 5,839,329

     0.00           $1.00         0.59%         0.24%(6)   (0.08)%     0.16%(6)    0.32%       $ 6,557,883
     0.00           $1.00         2.29%         0.23%(6)   (0.08)%     0.15%(6)    2.40%       $ 3,733,381
     0.00           $1.00         4.81%         0.20%      (0.07)%     0.13%       3.31%       $ 3,025,485

     0.00           $1.00         0.27%         0.57%(6)   (0.04)%     0.53%(6)    0.13%       $ 5,105,957
     0.00           $1.00         1.99%         0.56%(6)   (0.04)%     0.52%(6)    2.02%       $ 6,358,514
     0.00           $1.00         4.64%         0.54%      (0.04)%     0.50%       4.75%       $ 7,374,749
     0.00           $1.00         4.71%         0.54%      (0.04)%     0.50%       4.80%       $ 6,328,867
     0.00           $1.00         3.12%         0.54%      (0.04)%     0.50%       2.92%       $ 5,793,762
     0.00           $1.00         1.26%         0.55%      (0.05)%     0.50%       1.30%       $ 6,879,632
     0.00           $1.00         0.70%         0.55%      (0.06)%     0.49%       0.70%       $ 8,472,548

                                                    Gross       Net
                                                  Expenses   Expenses
                                                  --------   --------
CASH INVESTMENT MONEY MARKET FUND
   Administrator Class
   March 1, 2009 to August 31, 2009 ...........     0.37%      0.33%
   March 1, 2008 to February 28, 2009 .........     0.37%      0.33%
   Institutional Class
   March 1, 2009 to August 31, 2009 ...........     0.25%      0.20%
   March 1, 2008 to February 28, 2009 .........     0.25%      0.20%
   Select Class
   March 1, 2009 to August 31, 2009 ...........     0.21%      0.13%
   March 1, 2008 to February 28, 2009 .........     0.21%      0.13%
   Service Class
   March 1, 2009 to August 31, 2009 ...........     0.54%      0.50%
   March 1, 2008 to February 28, 2009 .........     0.54%      0.50%

(7.) Amount is less than $0.005.

                  118 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized      from Net
                                                  Value Per     Investment      Gain (Loss)      Investment
                                                    Share     Income (Loss)   on Investments       Income
                                                  ---------   -------------   --------------   -------------
GOVERNMENT MONEY MARKET FUND
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00            0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 ............     $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00           (0.01)
July 31, 20033 to March 31, 2004 ..............     $1.00          0.01            0.00           (0.01)
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00            0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 ............     $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.02            0.00           (0.02)
July 28, 20033 to March 31, 2004 ..............     $1.00          0.01            0.00           (0.01)
Service Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00            0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 ............     $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00          0.01            0.00           (0.01)

HERITAGE MONEY MARKET FUND
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00            0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00          0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ............     $1.00          0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 ............     $1.00          0.05            0.00           (0.05)
November 1, 2005 to February 28, 2006(5) ......     $1.00          0.01            0.00           (0.01)
November 1, 2004 to October 31, 2005 ..........     $1.00          0.03            0.00           (0.03)
November 1, 2003 to October 31, 2004 ..........     $1.00          0.01            0.00           (0.01)
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00            0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00          0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ............     $1.00          0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 ............     $1.00          0.05            0.00           (0.05)
November 1, 2005 to February 28, 2006(5) ......     $1.00          0.01            0.00           (0.01)
November 1, 2004 to October 31, 2005 ..........     $1.00          0.03            0.00           (0.03)
November 1, 2003 to October 31, 2004 ..........     $1.00          0.01            0.00           (0.01)

----------
(6.) The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program (see Note 5):

                                           Gross Expenses   Net Expenses
                                           --------------   ------------
GOVERNMENT MONEY MARKET FUND
   Administrator Class
   March 1, 2009 to August 31, 2009 ....        0.37%           0.31%
   March 1, 2008 to February 28, 2009 ..        0.36%           0.35%
   Institutional Class
   March 1, 2009 to August 31, 2009 ....        0.25%           0.20%
   March 1, 2008 to February 28, 2009 ..        0.24%           0.20%
   Service Class
   March 1, 2009 to August 31, 2009 ....        0.54%           0.33%
   March 1, 2008 to February 28, 2009 ..        0.53%           0.50%

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 119


Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------                Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)   (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------------

    0.00           $1.00          0.04%        0.40%(6)   (0.06)%    0.34%(6)    0.02%       $   939,416
    0.00           $1.00          1.42%        0.37%(6)   (0.01)%    0.36%(6)    1.50%       $ 1,780,294
    0.00           $1.00          4.55%        0.37%      (0.02)%    0.35%       4.68%       $ 1,944,435
    0.00           $1.00          4.82%        0.37%      (0.02)%    0.35%       4.92%       $ 1,179,768
    0.00           $1.00          3.33%        0.38%      (0.03)%    0.35%       3.05%       $   876,234
    0.00           $1.00          1.59%        0.38%      (0.03)%    0.35%       1.41%       $   596,740
    0.00           $1.00          0.75%        0.37%      (0.02)%    0.35%       0.50%       $   160,507

    0.00           $1.00          0.15%        0.28%(6)   (0.05)%    0.23%(6)    0.07%       $21,092,042
    0.00           $1.00          1.42%        0.26%(6)   (0.04)%    0.22%(6)    1.65%       $42,393,921
    0.00           $1.00          4.54%        0.25%      (0.05)%    0.20%       4.83%       $23,265,323
    0.00           $1.00          5.00%        0.25%      (0.05)%    0.20%       5.07%       $ 7,766,684
    0.00           $1.00          3.45%        0.26%      (0.06)%    0.20%       3.19%       $ 4,508,755
    0.00           $1.00          1.66%        0.26%      (0.06)%    0.20%       1.57%       $ 3,964,854
    0.00           $1.00          0.90%        0.25%      (0.05)%    0.20%       0.61%       $ 1,471,711

    0.00           $1.00          0.01%        0.57%(6)   (0.21)%    0.36%(6)    0.01%       $ 5,516,625
    0.00           $1.00          1.31%        0.54%(6)   (0.03)%    0.51%(6)    1.35%       $ 6,342,777
    0.00           $1.00          4.42%        0.54%      (0.04)%    0.50%       4.52%       $ 6,350,025
    0.00           $1.00          4.66%        0.54%      (0.04)%    0.50%       4.76%       $ 5,656,867
    0.00           $1.00          3.13%        0.55%      (0.05)%    0.50%       2.91%       $ 5,350,480
    0.00           $1.00          1.26%        0.55%      (0.05)%    0.50%       1.26%       $ 5,230,613
    0.00           $1.00          0.65%        0.55%      (0.05)%    0.50%       0.65%       $ 4,767,774


    0.00           $1.00          0.34%        0.39%(6)   (0.04)%    0.35%(6)    0.20%       $ 1,548,569
    0.00(7)        $1.00          2.09%        0.38%(6)   (0.04)%    0.34%(6)    2.19%       $   918,595
    0.00           $1.00          4.68%        0.38%      (0.04)%    0.34%       4.90%       $   608,865
    0.00           $1.00          4.80%        0.40%      (0.02)%    0.38%       4.91%       $   287,293
    0.00           $1.00          3.91%        0.40%      (0.02)%    0.38%       1.29%       $   288,971
    0.00           $1.00          2.41%        0.56%      (0.17)%    0.39%       2.54%       $   301,694
    0.00           $1.00          0.86%        0.68%      (0.28)%    0.40%       0.88%       $   452,770

    0.00           $1.00          0.49%        0.27%(6)   (0.05)%    0.22%(6)    0.26%       $11,295,018
    0.00(7)        $1.00          2.09%        0.27%(6)   (0.05)%    0.22%(6)    2.32%       $ 5,862,075
    0.00           $1.00          4.77%        0.26%      (0.06)%    0.20%       5.06%       $ 1,579,225
    0.00           $1.00          4.98%        0.28%      (0.10)%    0.18%       5.12%       $   353,755
    0.00           $1.00          4.13%        0.28%      (0.10)%    0.18%       1.36%       $   419,084
    0.00           $1.00          2.97%        0.28%      (0.10)%    0.18%       2.75%       $   338,723
    0.00           $1.00          1.07%        0.26%      (0.08)%    0.18%       1.10%       $   162,280

                                           Gross Expenses   Net Expenses
                                           --------------   ------------
HERITAGE MONEY MARKET FUND
   Administrator Class
   March 1, 2009 to August 31, 2009 ....        0.37%           0.33%
   March 1, 2008 to February 28, 2009 ..        0.37%           0.33%
   Institutional Class
   March 1, 2009 to August 31, 2009 ....        0.25%           0.20%
   March 1, 2008 to February 28, 2009 ..        0.25%           0.20%
   Select Class
   March 1, 2009 to August 31, 2009 ....        0.21%           0.13%
   March 1, 2008 to February 28, 2009 ..        0.21%           0.13%

                  120 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized      from Net
                                                  Value Per     Investment      Gain (Loss)     Investment
                                                    Share     Income (Loss)   on Investments       Income
                                                  ---------   -------------   --------------   -------------
HERITAGE MONEY MARKET FUND (CONTINUED)
Select Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00(7)         0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00          0.02            0.00           (0.02)
June 29, 2007(3) to February 29, 2008 .........     $1.00         (0.03)           0.06           (0.03)

MUNICIPAL MONEY MARKET FUND
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00(7)         0.00(7)
March 31, 2008(3) to February 28, 2009 ........     $1.00          0.02            0.00           (0.02)

NATIONAL TAX-FREE MONEY MARKET FUND
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00(7)         0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00          0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ............     $1.00          0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 ............     $1.00          0.03            0.00           (0.03)
April 11, 2005(3) to February 28, 2006 ........     $1.00          0.02            0.00           (0.02)
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00(7)         0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00          0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ............     $1.00          0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 ............     $1.00          0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00          0.01            0.00           (0.01)
Service Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00(7)         0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ............     $1.00          0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 ............     $1.00          0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00          0.01            0.00           (0.01)

PRIME INVESTMENT MONEY MARKET FUND
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00            0.00(7)
March 1, 2008 to February 28, 2009 ............     $1.00          0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ............     $1.00          0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 ............     $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(4) .........     $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.02            0.00           (0.02)
July 28, 2003(3) to March 31, 2004 ............     $1.00          0.01            0.00           (0.01)

----------
(6.) The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program (see Note 5):

                                            Gross Expenses   Net Expenses
                                            --------------   ------------
MUNICIPAL MONEY MARKET FUND
   Institutional Class
   March 1, 2009 to August 31, 2009 .....       0.48%           0.20%
   March 31, 2008 to February 28, 2009 ..       0.47%           0.20%
NATIONAL TAX-FREE MONEY MARKET FUND
   Administrator Class
   March 1, 2009 to August 31, 2009 .....       0.38%           0.30%
   March 1, 2008 to February 28, 2009 ...       0.38%           0.30%
   Institutional Class
   March 1, 2009 to August 31, 2009 .....       0.26%           0.20%
   March 1, 2008 to February 28, 2009 ...       0.26%           0.20%
   Service Class
   March 1, 2009 to August 31, 2009 .....       0.55%           0.44%
   March 1, 2008 to February 28, 2009 ...       0.55%           0.45%

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 121


Financial Highlights

                   Ending       Ratio to Average Net Assets (Annualized)(1)
Distributions    Net Asset   -------------------------------------------------                Net Assets at
  from Net       Value Per   Net Investment     Gross     Expenses      Net        Total      End of Period
Realized Gains     Share      Income (Loss)   Expenses     Waived     Expenses   Return(2)   (000's omitted)
--------------   ---------   --------------   --------   ----------   --------   ---------   ---------------


      0.00        $1.00          0.55%        0.23%(6)    (0.08)%     0.15%(6)     0.30%       $11,735,676
      0.00        $1.00          2.14%        0.23%(6)    (0.08)%     0.15%(6)     2.40%       $ 6,066,768
      0.00        $1.00          4.58%        0.22%       (0.09)%     0.13%        3.30%       $ 1,368,330



      0.00        $1.00          0.57%        0.52%(6)    (0.28)%     0.24%(6)     0.31%       $   129,502
      0.00        $1.00          2.18%        0.51%(6)    (0.27)%     0.24%(6)     1.77%       $    49,671



      0.00        $1.00          0.32%        0.42%(6)    (0.08)%     0.34%(6)     0.16%       $   548,075
      0.00(7)     $1.00          1.63%        0.40%(6)    (0.08)%     0.32%(6)     1.68%       $   517,520
      0.00        $1.00          3.24%        0.38%       (0.08)%     0.30%        3.27%       $   517,666
      0.00        $1.00          3.23%        0.38%       (0.08)%     0.30%        3.28%       $   541,840
      0.00        $1.00          2.39%        0.39%       (0.09)%     0.30%        2.21%       $   561,788

      0.00        $1.00          0.42%        0.30%(6)    (0.06)%     0.24%(6)     0.21%       $ 2,466,915
      0.00(7)     $1.00          1.77%        0.28%(6)    (0.06)%     0.22%(6)     1.78%       $ 2,381,083
      0.00        $1.00          3.31%        0.26%       (0.06)%     0.20%        3.37%       $ 1,403,838
      0.00        $1.00          3.35%        0.26%       (0.06)%     0.20%        3.39%       $ 1,146,902
      0.00        $1.00          2.46%        0.27%       (0.07)%     0.20%        2.31%       $   700,534
      0.00        $1.00          1.37%        0.26%       (0.06)%     0.20%        1.27%       $ 1,032,250
      0.00        $1.00          0.82%        0.26%       (0.04)%     0.22%        0.85%       $   302,140

      0.00        $1.00          0.19%        0.59%(6)    (0.11)%     0.48%(6)     0.09%       $ 1,342,690
      0.00(7)     $1.00          1.47%        0.57%(6)    (0.10)%     0.47%(6)     1.52%       $ 1,875,018
      0.00        $1.00          3.07%        0.55%       (0.10)%     0.45%        3.12%       $ 1,674,047
      0.00        $1.00          3.09%        0.55%       (0.10)%     0.45%        3.13%       $ 1,303,728
      0.00        $1.00          2.23%        0.56%       (0.11)%     0.45%        2.08%       $ 1,160,594
      0.00        $1.00          1.01%        0.55%       (0.10)%     0.45%        1.02%       $ 1,195,511
      0.00        $1.00          0.62%        0.55%       (0.10)%     0.45%        0.62%       $ 1,262,512



      0.00        $1.00          0.44%        0.30%(6)    (0.05)%     0.25%(6)     0.22%       $10,429,504
      0.00(7)     $1.00          2.13%        0.28%(6)    (0.05)%     0.23%(6)     2.22%       $ 9,422,441
      0.00        $1.00          4.87%        0.25%       (0.05)%     0.20%        4.99%       $ 7,525,254
      0.00        $1.00          5.06%        0.26%       (0.06)%     0.20%        5.10%       $ 7,088,329
      0.00        $1.00          3.46%        0.26%       (0.06)%     0.20%        3.23%       $ 2,889,532
      0.00        $1.00          1.87%        0.26%       (0.06)%     0.20%        1.58%       $ 3,271,052
      0.00        $1.00          0.89%        0.25%       (0.05)%     0.20%        0.60%       $ 1,085,856

----------
(6.) The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program (see Note 5):

                                            Gross Expenses   Net Expenses
                                            --------------   ------------
PRIME INVESTMENT MONEY MARKET FUND
   Institutional Class
   March 1, 2009 to August 31, 2009 .....        0.25%          0.20%
   March 1, 2008 to February 28, 2009 ...        0.25%          0.20%
   Service Class
   March 1, 2009 to August 31, 2009 .....        0.54%          0.52%
   March 1, 2008 to February 28, 2009 ...        0.55%          0.55%

                  122 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                                  Beginning                    Net Realized    Distributions
                                                                  Net Asset        Net        and Unrealized     from Net
                                                                  Value Per     Investment      Gain (Loss)     Investment
                                                                    Share     Income (Loss)   on Investments      Income
                                                                 ----------   -------------   --------------   -------------
PRIME INVESTMENT MONEY MARKET FUND (CONTINUED)
Service Class
March 1, 2009 to August 31, 2009 (Unaudited) .................      $1.00          0.00            0.00            0.00(7)
March 1, 2008 to February 28, 2009 ...........................      $1.00          0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ...........................      $1.00          0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 ...........................      $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(4) ........................      $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ..............................      $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ..............................      $1.00          0.01            0.00           (0.01)

TREASURY PLUS MONEY MARKET FUND
Administrator Class
March 1, 2009 to August 31, 2009 (Unaudited) .................      $1.00          0.00            0.00            0.00(7)
March 31, 2008(3) to February 28, 2009 .......................      $1.00          0.01            0.00           (0.01)
Institutional Class
March 1, 2009 to August 31, 2009 (Unaudited) .................      $1.00          0.00            0.00            0.00(7)
March 1, 2008 to February 28, 2009 ...........................      $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ...........................      $1.00          0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 ...........................      $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(4) ........................      $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ..............................      $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ..............................      $1.00          0.01            0.00           (0.01)
Service Class
March 1, 2009 to August 31, 2009 (Unaudited) .................      $1.00          0.00            0.00            0.00(7)
March 1, 2008 to February 28, 2009 ...........................      $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ...........................      $1.00          0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 ...........................      $1.00          0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(4) ........................      $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ..............................      $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ..............................      $1.00          0.01            0.00           (0.01)

100% TREASURY MONEY MARKET FUND
Service Class
March 1, 2009 to August 31, 2009 (Unaudited) .................      $1.00          0.00            0.00            0.00(7)
March 1, 2008 to February 28, 2009 ...........................      $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ...........................      $1.00          0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 ...........................      $1.00          0.04            0.00           (0.04)
April 1, 2005 to February 28, 2006(4) ........................      $1.00          0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ..............................      $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ..............................      $1.00          0.01            0.00           (0.01)

----------
(6.) The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program (see Note 5):


                                                                              Gross Expenses   Net Expenses
                                                                              --------------   ------------
TREASURY PLUS MONEY MARKET FUND
   Administrator Class
   March 1, 2009 to August 31, 2009 .......................................         0.38%          0.21%
   March 1, 2008 to February 28, 2009 .....................................         0.37%          0.28%
   Institutional Class
   March 1, 2009 to August 31, 2009 .......................................         0.26%          0.19%
   March 1, 2008 to February 28, 2009 .....................................         0.26%          0.18%
   Service Class
   March 1, 2009 to August 31, 2009 .......................................         0.55%          0.21%
   March 1, 2009 to August 31, 2009 .......................................         0.55%          0.40%
100% TREASURY MONEY MARKET FUND
   Service Class
   March 1, 2009 to August 31, 2009 .......................................         0.73%          0.22%
   March 1, 2008 to February 28, 2009 .....................................         0.72%          0.45%

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 123


Financial Highlights


                  Ending          Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------------                Net Assets at
   from Net      Value Per   Net Investment      Gross      Expenses        Net        Total      End of Period
Realized Gains     Share      Income (Loss)     Expenses     Waived      Expenses    Return(2)   (000's omitted)
--------------   ---------   --------------   -----------   --------   -----------   ---------   ---------------


     0.00          $1.00          0.11%       (0.59)%(6)      0.02%    (0.57)%(6)      0.06%        $1,077,049
     0.00(7)       $1.00          1.83%        0.57%(6)       0.00%     0.57%(6)       1.87%        $1,226,787
     0.00          $1.00          4.55%        0.55%          0.00%     0.55%          4.63%        $1,402,557
     0.00          $1.00          4.64%        0.55%          0.00%     0.55%          4.74%        $1,190,293
     0.00          $1.00          3.18%        0.55%          0.00%     0.55%          2.90%        $1,332,129
     0.00          $1.00          1.20%        0.55%          0.00%     0.55%          1.22%        $  816,105
     0.00          $1.00          0.59%        0.55%         (0.01)%    0.54%          0.60%        $1,466,176



     0.00          $1.00          0.01%        0.39%(6)      (0.17)%    0.22%(6)       0.01%        $  110,914
     0.00          $1.00          0.73%        0.39%(6)      (0.09)%    0.30%(6)       0.84%        $  132,423

     0.00          $1.00          0.04%        0.27%(6)      (0.07)%    0.20%(6)       0.02%        $5,615,059
     0.00          $1.00          0.81%        0.28%(6)      (0.08)%    0.20%(6)       1.08%        $5,092,437
     0.00          $1.00          4.19%        0.26%         (0.06)%    0.20%          4.45%        $2,951,408
     0.00          $1.00          4.93%        0.26%         (0.06)%    0.20%          5.01%        $1,822,046
     0.00          $1.00          3.29%        0.26%         (0.06)%    0.20%          3.07%        $1,166,102
     0.00          $1.00          1.39%        0.27%         (0.07)%    0.20%          1.48%        $1,268,636
     0.00          $1.00          0.88%        0.26%         (0.06)%    0.20%          0.88%        $1,964,435

     0.00          $1.00          0.01%        0.56%(6)      (0.34)%    0.22%(6)       0.01%        $  746,476
     0.00          $1.00          0.93%        0.56%(6)      (0.15)%    0.41%(6)       0.88%        $  862,686
     0.00          $1.00          4.11%        0.55%         (0.05)%    0.50%          4.14%        $1,187,468
     0.00          $1.00          4.61%        0.55%         (0.05)%    0.50%          4.70%        $1,283,813
     0.00          $1.00          2.99%        0.55%         (0.05)%    0.50%          2.78%        $  940,104
     0.00          $1.00          1.12%        0.56%         (0.06)%    0.50%          1.17%        $1,205,795
     0.00          $1.00          0.60%        0.55%         (0.06)%    0.49%          0.60%        $1,324,943



     0.00          $1.00          0.01%        0.74%(6)      (0.50)%    0.24%(6)       0.01%        $6,043,218
     0.00          $1.00          0.74%        0.73%(6)      (0.27)%    0.46%(6)       0.86%        $7,641,351
     0.00          $1.00         3.85.%        0.73%         (0.23)%    0.50%          3.97%        $6,039,209
     0.00          $1.00          4.36%        0.74%         (0.24)%    0.50%          4.44%        $4,049,964
     0.00          $1.00          2.89%        0.73%         (0.23)%    0.50%          2.64%        $3,581,797
     0.00          $1.00          1.12%        0.68%         (0.18)%    0.50%          1.11%        $3,031,989
     0.00          $1.00          0.52%        0.55%         (0.06)%    0.49%          0.53%        $2,978,019

                  124 Wells Fargo Advantage Money Market Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2009, was comprised of 98 separate series. These financial statements present the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund (each, a "Fund", collectively, the "Funds"). Each Fund, except for the California Tax-Free Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through October 22, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Funds invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either government securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

In accordance with Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that

                  Wells Fargo Advantage Money Market Funds 125


Notes to Financial Statements

reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in securities:

                                                                  Significant Other       Significant
                                                  Quoted Prices   Observable Inputs   Unobservable Inputs   Total Fair Value
INVESTMENTS IN SECURITIES*                          (Level 1)         (Level 2)            (Level 3)         as of 08/31/09
--------------------------                        -------------   -----------------   -------------------   ----------------
CALIFORNIA TAX--FREE MONEY MARKET FUND
   Commercial paper                                     $0         $   256,796,000             $0            $   256,796,000
   Debt securities issued by states in the U.S.
      and its political subdivisions                     0           2,782,355,329              0              2,782,355,329
                                                       ---         ---------------            ---            ---------------
   TOTAL                                                $0         $ 3,039,151,329             $0            $ 3,039,151,329
                                                       ---         ---------------            ---            ---------------
CASH INVESTMENT MONEY MARKET FUND
   Commercial paper                                     $0         $13,416,427,771             $0            $13,416,427,771
   Corporate debt securities                             0           2,891,921,332              0              2,891,921,332
   Debt securities issued by states in the U.S.
      and its political subdivisions                     0           1,528,492,048              0              1,528,492,048
   Repurchase agreements                                 0             766,524,035              0                766,524,035
   Other                                                 0           4,372,096,756              0              4,372,096,756
                                                       ---         ---------------            ---            ---------------
   TOTAL                                                $0         $22,975,461,942             $0            $22,975,461,942
                                                       ---         ---------------            ---            ---------------
GOVERNMENT MONEY MARKET FUND
   Commercial paper                                     $0         $ 1,139,400,050             $0            $ 1,139,400,050
   Corporate debt securities                             0           1,056,945,640              0              1,056,945,640
   Debt securities issued by U.S. Treasury
      and U.S. government agencies                       0          14,520,951,911              0             14,520,951,911
   Repurchase agreements                                 0          12,086,400,000              0             12,086,400,000
                                                       ---         ---------------            ---            ---------------
   TOTAL                                                $0         $28,803,697,601             $0            $28,803,697,601
                                                       ---         ---------------            ---            ---------------
HERITAGE MONEY MARKET FUND
   Commercial paper                                     $0         $15,990,987,617             $0            $15,990,987,617
   Corporate debt securities                             0           1,666,858,480              0              1,666,858,480
   Debt securities issued by states in the U.S.
      and its political subdivisions                     0           1,212,137,000              0              1,212,137,000
   Repurchase agreements                                 0           1,585,400,000              0              1,585,400,000
   Other                                                 0           4,151,590,298              0              4,151,590,298
                                                       ---         ---------------            ---            ---------------
   TOTAL                                                $0         $24,606,973,395             $0            $24,606,973,395
                                                       ---         ---------------            ---            ---------------

                  126 Wells Fargo Advantage Money Market Funds


                                                   Notes to Financial Statements

                                                                  Significant Other       Significant
                                                  Quoted Prices   Observable Inputs   Unobservable Inputs   Total Fair Value
INVESTMENTS IN SECURITIES*                          (Level 1)         (Level 2)            (Level 3)         as of 08/31/09
--------------------------                        -------------   -----------------   -------------------   ----------------
MUNICIPAL MONEY MARKET FUND
   Commercial paper                                     $0         $    17,840,000             $0            $    17,840,000
   Debt securities issued by states in the U.S.
      and its political subdivisions                     0             395,824,642              0                395,824,642
                                                       ---         ---------------            ---            ---------------
   TOTAL                                                $0         $   413,664,642             $0            $   413,664,642
                                                       ---         ---------------            ---            ---------------
NATIONAL TAX--FREE MONEY MARKET FUND
   Commercial paper                                     $0         $   338,436,000             $0            $   338,436,000
   Debt securities issued by states in the U.S.
      and its political subdivisions                     0           5,120,834,445              0              5,120,834,445
                                                       ---         ---------------            ---            ---------------
   TOTAL                                                $0         $ 5,459,270,445             $0            $ 5,459,270,445
                                                       ---         ---------------            ---            ---------------
PRIME INVESTMENT MONEY MARKET FUND
   Commercial paper                                     $0         $ 6,782,237,676             $0            $ 6,782,237,676
   Corporate debt securities                             0           1,129,811,572              0              1,129,811,572
   Debt securities issued by states in the U.S.
      and its political subdivisions                     0             620,972,138              0                620,972,138
   Repurchase agreements                                 0             844,900,000              0                844,900,000
   Other                                                 0           2,127,560,793              0              2,127,560,793
                                                       ---         ---------------            ---            ---------------
   TOTAL                                                $0         $11,505,482,179             $0            $11,505,482,179
                                                       ---         ---------------            ---            ---------------
TREASURY PLUS MONEY MARKET FUND
   Repurchase agreements                                $0         $ 7,105,300,000             $0            $ 7,105,300,000
   Debt securities issued by U.S. Treasury and
      U.S. government agencies                           0           1,428,449,594              0              1,428,449,594
                                                       ---         ---------------            ---            ---------------
   TOTAL                                                $0         $ 8,533,749,594             $0            $ 8,533,749,594
                                                       ---         ---------------            ---            ---------------
100% TREASURY MONEY MARKET FUND
   Debt securities issued by U.S. Treasury and
      U.S. government agencies                          $0         $ 6,619,079,649             $0            $ 6,619,079,649
                                                       ---         ---------------            ---            ---------------
   TOTAL                                                $0         $ 6,619,079,649             $0            $ 6,619,079,649
                                                       ---         ---------------            ---            ---------------

* Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or

                  Wells Fargo Advantage Money Market Funds 127


Notes to Financial Statements

net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2009.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: October 31, 2005; February 28, 2006; February 28, 2007; February 29, 2008; February 28, 2009) are subject to examination by the Internal Revenue Service and state departments of revenue.

At February 28, 2009, the Funds' prior fiscal year, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

FUND                                Expiration Year   Capital Loss Carryforwards
----                                ---------------   --------------------------
Cash Investment Money Market Fund         2013                 $122,917
                                          2017                  894,668
Municipal Money Market Fund               2015                      131
Treasury Plus Money Market Fund           2013                   61,122
                                          2017                   19,571

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

                  128 Wells Fargo Advantage Money Market Funds


                                                   Notes to Financial Statements

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                              Advisory                                         Subadvisory
                                                             Fees (% of                                         Fees (% of
                                          Average Daily    Average Daily                     Average Daily    Average Daily
FUND                                       Net Assets       Net Assets)      Subadviser       Net Assets       Net Assets)
----                                    ----------------   -------------   -------------   ----------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                        Next $4 billion        0.275       Management       Next $2 billion       0.030
                                        Over $5 billion        0.250       Incorporated     Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
CASH INVESTMENT MONEY MARKET FUND       All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                           Management       Next $2 billion       0.030
                                                                           Incorporated     Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
GOVERNMENT MONEY MARKET FUND            All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                           Management       Next $2 billion       0.030
                                                                           Incorporated     Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
HERITAGE MONEY MARKET FUND              All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                           Management       Next $2 billion       0.030
                                                                           Incorporated     Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
MUNICIPAL MONEY MARKET FUND             First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                        Next $4 billion        0.275       Management       Next $2 billion       0.030
                                        Over $5 billion        0.250       Incorporated     Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
NATIONAL TAX-FREE MONEY MARKET FUND     All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                           Management       Next $2 billion       0.030
                                                                           Incorporated     Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
PRIME INVESTMENT MONEY MARKET FUND      All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                           Management       Next $2 billion       0.030
                                                                           Incorporated     Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
TREASURY PLUS MONEY MARKET FUND         All asset levels       0.100       Wells Capital   First $1 billion       0.050
                                                                           Management       Next $2 billion       0.030
                                                                           Incorporated     Next $3 billion       0.020
                                                                                            Over $6 billion       0.010
100% TREASURY MONEY MARKET FUND         First $1 billion       0.300       Wells Capital   First $1 billion       0.050
                                        Next $4 billion        0.275       Management       Next $2 billion       0.030
                                        Over $5 billion        0.250       Incorporated     Next $3 billion       0.020
                                                                                            Over $6 billion       0.010

                  Wells Fargo Advantage Money Market Funds 129


Notes to Financial Statements

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                           Administration
                                                Fees
                        Average Daily      (% of Average
                         Net Assets      Daily Net Assets)
                      ----------------   -----------------
FUND LEVEL            First $5 billion          0.05
                       Next $5 billion          0.04
                      Over $10 billion          0.03
ADMINISTRATOR CLASS   All asset levels          0.10
INSTITUTIONAL CLASS   All asset levels          0.08
SELECT CLASS          All asset levels          0.04
SERVICE CLASS         All asset levels          0.12

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator of its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                           % of Average
                         Daily Net Assets
                         ----------------
ALL MONEY MARKET FUNDS         0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                  Administrator   Institutional   Select   Service
FUND                                    Class A       Class           Class        Class    Class
----                                    -------   -------------   -------------   ------   -------
CALIFORNIA TAX-FREE MONEY MARKET FUND    0.25%          NA            0.00%          NA     0.25%
CASH INVESTMENT MONEY MARKET FUND          NA         0.10%           0.00%        0.00%    0.25%
GOVERNMENT MONEY MARKET FUND             0.25%        0.10%           0.00%          NA     0.25%
HERITAGE MONEY MARKET FUND                 NA         0.10%           0.00%        0.00%      NA
MUNICIPAL MONEY MARKET FUND                NA           NA            0.00%          NA       NA
NATIONAL TAX-FREE MONEY MARKET FUND      0.25%        0.10%           0.00%          NA     0.25%
PRIME INVESTMENT MONEY MARKET FUND         NA           NA            0.00%          NA     0.25%
TREASURY PLUS MONEY MARKET FUND          0.25%        0.10%           0.00%          NA     0.25%
100% TREASURY MONEY MARKET FUND          0.25%          NA              NA           NA     0.25%

For the six-month period ended August 31, 2009, shareholder servicing fees were paid as follows:

                                                     Administrator   Institutional     Service
FUND                                      Class A        Class           Class          Class
----                                    ----------   -------------   -------------   ----------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $3,248,342            NA          $ 0        $  748,193
CASH INVESTMENT MONEY MARKET FUND               NA      $685,043           NA         7,270,855
GOVERNMENT MONEY MARKET FUND             1,221,863       683,320           NA         7,145,627

                  130 Wells Fargo Advantage Money Market Funds


                                                   Notes to Financial Statements

                                                  Administrator   Institutional    Service
FUND                                   Class A        Class           Class         Class
----                                  ---------   -------------   -------------   ---------
HERITAGE MONEY MARKET FUND                   NA       545,756              NA            NA
MUNICIPAL MONEY MARKET FUND                  NA            NA               0            NA
NATIONAL TAX-FREE MONEY MARKET FUND   1,600,857       256,001               0     2,017,927
PRIME INVESTMENT MONEY MARKET FUND           NA            NA              NA     1,926,825
TREASURY PLUS MONEY MARKET FUND       2,678,218        64,664               0     1,035,057
100% TREASURY MONEY MARKET FUND         301,859            NA              NA     7,773,804

OTHER FEES AND EXPENSE

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

CUSTODY AND FUND ACCOUNTING AGREEMENT

On August 10, 2009, the Funds entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street will be responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement"). Pursuant to the Custody and Fund Accounting Agreement, State Street will be entitled to an annual asset-based fee for domestic custody services for the Funds of 0.10 basis points of the complexwide net assets, and for certain specific transaction fees which are set forth in the Custody and Fund Accounting Agreement. State Street also will be entitled to a fee for global custody services for any non-US assets in the Funds, which is divided into an annual asset-based fee ranging from 1.00 basis points to 55.00 basis points of month-end assets held, and specific trading fees, both of which vary by country, and are also set forth in the Custody and Fund Accounting Agreement. Also pursuant to the Custody and Fund Accounting Agreement, State Street will be entitled to receive annual asset-based fees for providing fund accounting services to the Funds. State Street is expected to replace WFB and PNC as the Funds' custodian and fund accountant, respectively, on or about January 11, 2010.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the six months ended Ausgust 31, 2009, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through June 30, 2010 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the six-month period ended August 31, 2009, were as follows:

                                                                 Net Operating Expense Ratios
                                                              ----------------------------------
FUND                                    Administrator Class   Institutional Class   Select Class   Service Class
----                                    -------------------   -------------------   ------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET FUND            NA                  0.20%                NA           0.45%
CASH INVESTMENT MONEY MARKET FUND              0.33%                 0.20%              0.13%          0.50%
GOVERNMENT MONEY MARKET FUND                   0.35%                 0.20%                NA           0.50%
HERITAGE MONEY MARKET FUND                     0.33%                 0.20%              0.13%            NA
MUNICIPAL MONEY MARKET FUND                      NA                  0.20%                NA             NA
NATIONAL TAX-FREE MONEY MARKET FUND            0.30%                 0.20%                NA           0.45%
PRIME INVESTMENT MONEY MARKET FUND               NA                  0.20%                NA           0.55%
TREASURY PLUS MONEY MARKET FUND                0.35%                 0.20%                NA           0.50%
100% TREASURY MONEY MARKET FUND                  NA                    NA                 NA           0.50%

                  Wells Fargo Advantage Money Market Funds 131


Notes to Financial Statements

4. CAPITAL SUPPORT AGREEMENT

With respect to Prime Investment Money Market Fund ("Prime Fund") and Heritage Money Market Fund ("Heritage Fund") (collectively, the "Specified Funds"), WFB (the "Capital Support Provider"), an affiliate of Funds Management, entered into a Capital Support Agreement with the Trust on behalf of the Specified Funds, dated February 1, 2008 (the "Agreement").The Agreement established the obligations of the Capital Support Provider to make a capital contribution to a Specified Fund in order to prevent realized losses from the disposition of any portion of certain covered securities and avoid any downgrade in the ratings assigned to the Specified Funds by certain nationally recognized statistical rating organizations ("NRSROs"). The Agreement was entered into at no cost to the Specified Funds, and the Capital Support Provider was not entitled to obtain any shares or other property from the Specified Funds in exchange for its contributions. The amounts the Capital Support Provider could have been required to contribute under the Agreement was limited to $128.5 million and $1.5 million in aggregate principal amount of Victoria Finance LLC (formerly known as Stanfield Victoria Funding, LLC) Variable Rate Interest Bearing Commercial Paper, a security issued by a structured investment vehicle that had defaulted due to an enforcement action (such security, including any debt securities received by either Specified Fund in exchange therefor that do not qualify as "eligible securities" as defined in Rule 2a-7 of the 1940 Act, the "Covered Securities"), held by Prime Fund and Heritage Fund, respectively, plus an interest factor payable thereon ("Covered Interest"), including interest payable after the scheduled maturity date of the Covered Securities at a rate specified in the Agreement (collectively, the "Maximum Contribution Amount"). The contribution obligation under the Agreement was subject to certain other conditions and restrictions. The obligation to make contributions under the Agreement terminated no later than August 1, 2008 or earlier upon the payment of the Maximum Contribution Amount. On July 22, 2008, Funds Management purchased $128.5 million and $1.5 million in total par value of Victoria Finance LLC from Prime Fund and Heritage Fund, respectively. In accordance with Rule 17a-9 under the 1940 Act, these securities were purchased for cash at a price equal to the securities' amortized cost plus interest accrued (i) on the securities and (ii) under Agreement previously entered into between WFB and the Trust. The purchase resulted in the immediate termination of the Agreement.

5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On March 31, 2009, the U.S. Department of the Treasury (the "Treasury") announced a second extension of the Temporary Guarantee Program for Money Market Funds beginning on May 1, 2009 through September 18, 2009 (the "Extended Program"). On April 8, 2009, the Board of Trustees of Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively, the "Board") unanimously approved the participation of each money market fund in the Extended Program, except for the Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds").

Consistent with the Funds' participation in the initial three-month term and the first extension, the Extended Program applies only to shareholders of record of each Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

Participation in the Extended Program required a payment to the Treasury in the amount of either 0.015% or 0.023%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of each Fund as a whole, notwithstanding that the Extended Program applies to only shareholders of record as of September 19, 2008, as described above.

                  132 Wells Fargo Advantage Money Market Funds


                                                               Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"), and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                     Position Held and
Name and Age         Length of Service(2)        Principal Occupations During Past Five Years                Other Directorships
------------------   -------------------------   ---------------------------------------------------------   -----------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser   None
66                   Chairman, since 2005        Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Trustee, since 2009         Retired. Prior thereto, President and CEO of BellSouth      CIGNA Corporation;
56                                               Advertising and Publishing Corp. from 2005 to 2007,         Deluxe Corporation
                                                 President and CEO of BellSouth Enterprises from 2004 to
                                                 2005 and President of BellSouth Consumer Services from
                                                 2000 to 2003. Currently a member of the Iowa State
                                                 University Foundation Board of Governors and a member of
                                                 the Advisory Board of Iowa State University School of
                                                 Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief   None
60                                               Investment Officer of Minneapolis Employees Retirement
                                                 Fund from 1996 to 2008. Ms. Johnson is a certified public
                                                 accountant and a certified managerial accountant.

David F. Larcker     Trustee, since 2009         James Irvin Miller Professor of Accounting at the           None
58                                               Graduate School of Business, Stanford University.
                                                 Director of Corporate Governance Research Program and
                                                 Co-Director of The Rock Center for Corporate Governance
                                                 since 2006. From 2005 to 2008, Professor of Accounting at
                                                 the Graduate School of Business, Stanford University.
                                                 Prior thereto, Ernst & Young Professor of Accounting at
                                                 The Wharton School, University of Pennsylvania from 1985
                                                 to 2005.

                  Wells Fargo Advantage Money Market Funds 133


Other Information

                     Position Held and
Name and Age         Length of Service(2)        Principal Occupations During Past Five Years                Other Directorships
------------------   -------------------------   ---------------------------------------------------------   -----------------------
Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management, Wharton         None
56                                               School, University of Pennsylvania. Director of the
                                                 Boettner Center on Pensions and Retirement Research.
                                                 Research associate and board member, Penn Aging Research
                                                 Center. Research associate, National Bureau of Economic
                                                 Research.

Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative          None
57                                               Foundation, a non-profit organization since 2007 and
                                                 Senior Fellow at the Humphrey Institute Policy Forum at
                                                 the University of Minnesota since 1995. Member of the
                                                 Board of Trustees of NorthStar Education Finance, Inc., a
                                                 non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General     None
69                                               Counsel of the Minneapolis Employees Retirement Fund from
                                                 1984 to present.

OFFICERS

                     Position Held and
Name and Age         Length of Service(2)        Principal Occupations During Past Five Years                Other Directorships
------------------   -------------------------   ---------------------------------------------------------   -----------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and      None
50                                               President of Wells Fargo Funds Management, LLC since
                                                 2003. Senior Vice President and Chief Administrative
                                                 Officer of Wells Fargo Funds Management, LLC from 2001 to
                                                 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds    None
49                   Chief Legal Officer,        Management, LLC since 2001. Managing Counsel of Wells
                     since 2003                  Fargo Bank, N.A. since 2000.

David Berardi(3)     Treasurer and               Vice President of Evergreen Investment Management           None
34                   Assistant Treasurer,        Company, LLC since 2008. Assistant Vice President of
                     since 2009                  Evergreen Investment Services, Inc. from 2004 to 2008.
                                                 Manager of Fund Reporting and Control for Evergreen
                                                 Investment Management Company, LLC since 2004.

Jeremy DePalma(3)    Treasurer and               Senior Vice President of Evergreen Investment Management    None
35                   Assistant Treasurer,        Company, LLC since 2008. Vice President, Evergreen
                     since 2009                  Investment Services, Inc. from 2004 to 2007. Assistant
                                                 Vice President, Evergreen Investment Services, Inc. from
                                                 2000 to 2004 and the head of the Fund Reporting and
                                                 Control Team within Fund Administration since 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management,   None
45                   since 2007                  LLC since 2007. Chief Compliance Officer of Parnassus
                                                 Investments from 2005 to 2007. Chief Financial Officer of
                                                 Parnassus Investments from 2004 to 2007. Senior Audit
                                                 Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective June 1, 2009.

                  134 Wells Fargo Advantage Money Market Funds


                                                               Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET FUND, CASH INVESTMENT MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, HERITAGE MONEY MARKET FUND, NATIONAL TAX-FREE MONEY MARKET FUND, PRIME INVESTMENT MONEY MARKET FUND, TREASURY PLUS MONEY MARKET FUND AND 100% TREASURY MONEY MARKET FUND

The Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required to annually review and consider the continuation of the investment advisory and sub-advisory agreements. During the six months covered by this report, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 27, 2009, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 27, 2009, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to it in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

                  Wells Fargo Advantage Money Market Funds 135


Other Information

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the median performance of a universe of mutual funds that was determined by Lipper Inc. ("Lipper") to be similar to each Fund (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each Fund was better than, equal to, or not appreciably below, the median performance of each Fund's Universe for all time periods.

The Board received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 fees, service fees, fee waivers/caps and/or expense reimbursements. The Board also considered these fees in comparison to the median fees of a narrower group of mutual funds that was determined by Lipper to be similar to the Funds (the "Expense Group") and to other comparative data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Expense Group. The Board noted that the net operating expense ratios for each Fund were lower than or in range of each Fund's Expense Group's median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Expense Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Expense Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Expense Group, and reasonable in relation to the services provided.

The Board also concluded that the Sub-Advisory Agreement Rates were reasonable in relation to the services provided.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to all Wells Fargo businesses of providing services to each Fund and the Fund complex as a whole. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2009 Board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to each Fund and the Fund complex as a whole were not unreasonable. The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Funds was not a material factor in determining whether to renew the investment sub-advisory agreement.

                  136 Wells Fargo Advantage Money Market Funds


                                                               Other Information

ECONOMIES OF SCALE

The Board received and considered general information regarding economies of scale with respect to the management of the Funds, including whether the Funds have appropriately benefited from any economies of scale and the potential for future realization of economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, and for the Funds with Advisory Agreement Rate breakpoints, most particularly through such breakpoints and waivers/caps and/or expense reimbursements.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                  Wells Fargo Advantage Money Market Funds 137

List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
ETF   -- Exchange-Traded Fund
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Company
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MMD   -- Municipal Market Data
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
SPDR  -- Standard & Poor's Depositary Receipts
STIT  -- Short-Term Investment Trust
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

This page is intentionally left blank.

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More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

          NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE        [GRAPHIC]

                                                                                                              118015 10-09
(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds   SMMINS/SAR116 08-09

                                                               WELLS   ADVANTAGE
                                                               FARGO   FUNDS

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www.wellsfargo.com/advantagedelivery


                               Semi-Annual Report

                                August 31, 2009

             WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM)

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     Sign up for electronic delivery of prospectuses and shareholder reports at
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CONTENTS

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS
Overland Express Sweep Fund ...............................................    4
FUND EXPENSES .............................................................    6
PORTFOLIO OF INVESTMENTS
Overland Express Sweep Fund ...............................................    7
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   14
Statement of Operations ...................................................   15
Statements of Changes in Net Assets .......................................   16
Financial Highlights ......................................................   18
NOTES TO FINANCIAL STATEMENTS .............................................   20
OTHER INFORMATION .........................................................   25
LIST OF ABBREVIATIONS .....................................................   30

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO

     INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR WELLS FARGO ADVANTAGE FUNDS, THE WELLS FARGO ADVISOR(SM) PROGRAM, WELLS FARGO MANAGED ACCOUNT SERVICES, AND CERTAIN 529 COLLEGE SAVINGS PLANS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUBADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS AND SHARES IN THE 529 PLANS ARE DISTRIBUTED BY WELLS FARGO FUNDS DISTRIBUTOR, LLC, MEMBER FINRA/SIPC, AN AFFILIATE OF WELLS FARGO & COMPANY.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the Wells Fargo Advantage Dow Jones
     Target Date Funds(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

              2 Wells Fargo Advantage Overland Express Sweep Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE TREND OVER THE SIX-MONTH PERIOD WAS ONE OF STEADY IMPROVEMENT IN INVESTOR CONFIDENCE AND IN CREDIT MARKET CONDITIONS.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND for the six-month period that ended August 31, 2009. At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. We began to see the positive effects from government intervention programs in the spring of 2009 as the credit system began to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the six-month period was one of steady improvement in investor confidence and in credit market conditions. Overall, the six-month period finished with indications of stronger investor sentiment than when it began.

CREDIT MARKETS SHOWED SIGNS OF IMPROVEMENT.

After the credit crisis of late 2008, short-term credit markets slowly regained their footing in early 2009. Many investors remained skeptical of certain financial institutions for several months which caused areas of the credit markets to remain partially or fully illiquid for months after the crisis. Thus, the thawing of the frozen credit system relied on the government to break the ice as the lender of last resort. Even though the government had been chipping away at the ice for several months, the real thawing did not begin until the spring of 2009. By leading the way back to the market, several investors slowly began to follow the government's example, believing that in the worst case scenario the government would likely step in. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

GOVERNMENT PROGRAMS SERVED THEIR PURPOSE AND BEGAN TO DECLINE IN USE.

Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most impactful programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF), the Commercial Paper Funding Facility (CPFF), and the Temporary Liquidity Guarantee Program (TLGP). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. Towards the end of the third quarter of 2009, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little sign of concern for the end of the programs which, in our view, was an indication of how far credit markets had improved over the last six months. Looking further back over the last 12 months since the Lehman Brothers collapse of 2008 and the resulting credit crisis, credit markets seemed to have satisfactorily stabilized and have begun to show signs of business as usual.

              Wells Fargo Advantage Overland Express Sweep Fund 3


Letter to Shareholders

OUR OPTIMISM IS TEMPERED WITH CAUTION.

Although credit markets have improved considerably since the fall of 2008, in our opinion, there are still reasons to remain prudent. Although we have seen signs of economic improvement, several of the economic measures still remind us that we are not yet in a full recovery. Unemployment figures finished the six-month period at better levels than their lows from March 2009, but remain suggestive of recessionary conditions. We believe that when the final economic numbers for the third quarter of 2009 are calculated that the quarter might prove to be the first positive growth quarter in more than a year, but this will not necessarily mean that the downturn is behind us. Short-term debt securities have improved considerably with the improved credit markets, but any persistent pressures on the business markets may continue to stress the risk profiles of some securities.

Our response to these ongoing economic developments remains the same. We continue to manage our money market funds with a cautious and conservative assessment of the continued risks in the financial markets. Our priority is to be a stable custodian of investor assets, which is often underappreciated during stable market conditions, but quickly recognized during more difficult times. The Wells Fargo Advantage Overland Express Sweep Fund seeks to provide our investors with the preservation of principal, ample liquidity, and competitive returns that are characteristic of a preeminent money market fund manager.

A STEADY INVESTMENT DISCIPLINE AND BROAD DIVERSIFICATION OPTIONS MAY HELP.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

SHORT-TERM DEBT SECURITIES HAVE IMPROVED CONSIDERABLY WITH THE IMPROVED CREDIT MARKETS, BUT ANY PERSISTENT PRESSURES ON THE BUSINESS MARKETS MAY CONTINUE TO STRESS THE RISK PROFILES OF SOME SECURITIES.

              4 Wells Fargo Advantage Overland Express Sweep Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 1, 1991

                             PORTFOLIO ALLOCATION(1)
                             (AS OF AUGUST 31, 2009)

                                  (PIE CHART)

Short Term Corporate Bonds      (2%)
Floating/Variable Rate Notes   (10%)
Repurchase Agreements          (18%)
Time Deposits                   (7%)
Commercial Paper               (48%)
Certificates of Deposits        (8%)
Municipal Bonds                 (7%)

                            MATURITY DISTRIBUTION(1)
                            (AS OF AUGUST 31, 2009)

                                  (PIE CHART)

1 Day          (29%)
2-7 Days       (15%)
8-14 Days       (6%)
15-29 Days      (9%)
30-59 Days     (24%)
60-89 Days      (8%)
90-179 Days     (4%)
180-269 Days    (1%)
270+ Days       (4%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

              Wells Fargo Advantage Overland Express Sweep Fund 5


Performance Highlights

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2009)

                              6 Month*   1 Year   5 Year   10 Year
                              --------   ------   ------   -------
OVERLAND EXPRESS SWEEP FUND     0.01      0.56     2.56      2.37

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (2)
(AS OF AUGUST 31, 2009)

7-Day Current Yield     0.01%
7-Day Compound Yield    0.01%
30-Day Simple Yield     0.01%
30-Day Compound Yield   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.69)%.

              6 Wells Fargo Advantage Overland Express Sweep Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2009 to August 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning        Ending         Expenses
                                           Account Value   Account Value    Paid During     Net Annual
OVERLAND EXPRESS SWEEP FUND                  03-01-2009     08-31-2009     the Period(1)   Expense Ratio
---------------------------                -------------   -------------   -------------   -------------
Actual                                       $1,000.00       $1,000.10          $5.44         1.08%
Hypothetical (5% return before expenses)     $1,000.00       $1,019.76          $5.50         1.08%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

               Wells Fargo Advantage Overland Express Sweep Fund 7


Portfolio of Investments--August 31, 2009 (Unaudited)

OVERLAND EXPRESS SWEEP FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
CERTIFICATES OF DEPOSIT: 7.67%
$    9,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                                  0.45%    10/01/2009   $    9,000,000
    10,000,000   BANK OF AMERICA NA                                                          0.31     11/02/2009       10,000,000
     2,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                            0.91     09/02/2009        2,000,023
     2,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                            0.89     09/08/2009        2,000,167
    10,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                             0.51     04/07/2010       10,000,000
     5,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                             1.16     06/24/2010        5,000,000
    15,000,000   CALYON (NEW YORK)                                                           0.82     09/02/2009       15,000,004
     5,000,000   CALYON (NEW YORK)                                                           0.66     02/01/2010        5,000,000
     7,000,000   INTESA SANPAOLO SPA                                                         0.37     09/18/2009        7,000,132
     5,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.56     05/10/2010        5,000,000
    10,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.75     07/26/2010       10,000,000
     3,000,000   NATIONAL BANK CANADA (NEW YORK)                                             0.30     11/24/2009        3,000,000
    10,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                            0.75     11/09/2009       10,000,000
     5,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                          0.90     10/01/2009        5,000,000
     5,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                            0.37     05/05/2011        5,000,000
    13,000,000   UNICREDITO ITALIANO (NEW YORK)+/-                                           0.82     10/14/2009       13,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $116,000,326)                                                                     116,000,326
                                                                                                                   --------------
COMMERCIAL PAPER: 49.14%
     2,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                       0.25     09/21/2009        1,999,720
     1,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                       0.23     09/24/2009          999,853
     2,000,000   ACTS RETIREMENT-LIFE##                                                      0.65     10/01/2009        1,998,917
     2,000,000   ALLIED IRISH BANKS NA##++                                                   0.42     09/03/2009        1,999,953
     5,000,000   ALLIED IRISH BANKS NA##++                                                   0.42     09/04/2009        4,999,825
     3,000,000   ALLIED IRISH BANKS NA##++                                                   0.42     09/08/2009        2,999,755
     5,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.85     09/04/2009        4,999,229
     4,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.78     09/18/2009        3,996,638
     5,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.78     09/22/2009        4,994,808
     2,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.78     09/23/2009        1,997,824
     3,000,000   AMSTEL FUNDING CORPORATION##++(p)                                           1.75     09/24/2009        2,996,646
    12,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                        0.38     09/02/2009       11,999,873
     2,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                        0.37     10/05/2009        1,999,301
     1,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                       0.37     09/09/2009          999,918
     2,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                       0.33     10/05/2009        1,999,377
     3,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                       0.38     10/26/2009        2,998,258
     3,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                       0.29     11/30/2009        2,997,825
    12,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                      0.55     09/08/2009       11,998,717
     1,000,000   ARABELLA FINANCE LLC##++(p)                                                 0.71     09/04/2009          999,941
     1,000,000   ASB FINANCE LIMITED (LONDON)##++                                            0.95     09/01/2009        1,000,000
     2,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                           0.63     11/02/2009        2,000,000
     2,000,000   ASB FINANCE LIMITED (LONDON)##++                                            0.33     11/09/2009        1,998,735
     8,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                           0.58     11/18/2009        8,000,000
     5,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                           1.06     07/09/2010        5,000,000
     2,000,000   ATLANTIC ASSET SECURITIZATION
                 CORPORATION##++(p)                                                          0.32     09/01/2009        2,000,000
     5,000,000   ATLANTIC ASSET SECURITIZATION
                 CORPORATION##++(p)                                                          0.37     09/04/2009        4,999,846
     1,000,000   ATLANTIC ASSET SECURITIZATION
                 CORPORATION##++(p)                                                          0.34     09/28/2009          999,745
     7,000,000   ATLANTIC ASSET SECURITIZATION
                 CORPORATION##++(p)                                                          0.35     01/05/2010        6,991,425
     1,340,000   BANK OF AMERICA NA##                                                        0.20     09/17/2009        1,339,881
       200,000   BANK OF AMERICA NA##                                                        0.65     02/16/2010          199,393
     4,000,000   BANK OF MONTREAL##                                                          0.34     10/02/2009        3,998,829
     7,000,000   BANK OF MONTREAL##                                                          0.34     10/08/2009        6,997,554
     5,000,000   BARCLAYS US FUNDING LLC##                                                   0.64     03/01/2010        4,983,911
     3,000,000   BARTON CAPITAL LLC##++(p)                                                   0.27     10/07/2009        2,999,190
     6,000,000   BASF SE CORPORATION##++                                                     0.60     12/17/2009        5,989,300
     2,000,000   BASF SE CORPORATION##++                                                     0.52     01/14/2010        1,996,100

               8 Wells Fargo Advantage Overland Express Sweep Fund


                           Portfolio of Investments--August 31, 2009 (Unaudited)

OVERLAND EXPRESS SWEEP FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER (continued)
   $ 3,000,000   BNZ INTERNATIONAL FUNDING##++                                               0.45%    11/09/2009   $    2,997,413
    10,000,000   BNZ INTERNATIONAL FUNDING##++                                               0.35     11/16/2009        9,992,611
    17,000,000   CAFCO LLC##++(p)                                                            0.29     09/17/2009       16,997,809
     3,000,000   CAFCO LLC##++(p)                                                            0.37     10/13/2009        2,998,705
     5,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                     0.64     09/18/2009        4,998,489
     5,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                     0.65     09/22/2009        4,998,104
     2,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                                     0.95     12/29/2009        1,993,719
     6,000,000   CHARTA LLC##++(p)                                                           0.40     10/06/2009        5,997,667
    10,000,000   CHARTA LLC##++(p)                                                           0.41     10/09/2009        9,995,672
     1,000,000   CHARTA LLC##++(p)                                                           0.38     10/15/2009          999,536
     3,000,000   CIESCO LLC##++(p)                                                           0.40     09/14/2009        2,999,567
    10,000,000   CIESCO LLC##++(p)                                                           0.35     10/09/2009        9,996,306
     7,000,000   CIESCO LLC##++(p)                                                           0.37     10/20/2009        6,996,475
     1,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.25     09/01/2009        1,000,000
     3,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.23     09/25/2009        2,999,540
     7,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.30     10/07/2009        6,997,900
     1,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.45     09/01/2009        1,000,000
     8,000,000   CRC FUNDING LLC##++(p)                                                      0.41     10/09/2009        7,996,538
     6,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                          0.70     10/01/2009        5,996,500
     4,000,000   DANSKE CORPORATION##++                                                      0.35     09/03/2009        3,999,922
     3,000,000   DANSKE CORPORATION##++                                                      0.53     01/15/2010        2,993,993
     8,000,000   DEXIA DELAWARE LLC##                                                        0.26     09/01/2009        8,000,000
     5,000,000   E.ON AG##++                                                                 0.70     09/01/2009        5,000,000
    11,000,000   E.ON AG##++                                                                 0.69     09/10/2009       10,998,103
     1,000,000   E.ON AG##++                                                                 0.67     10/01/2009          999,442
     2,000,000   E.ON AG##++                                                                 0.59     11/02/2009        1,997,968
    10,000,000   EBBETS FUNDING LLC##++(p)                                                   0.80     09/02/2009        9,999,778
     1,000,000   EBBETS FUNDING LLC##++(p)                                                   0.80     09/10/2009          999,800
     5,000,000   EBBETS FUNDING LLC##++(p)                                                   0.80     09/28/2009        4,997,000
     1,000,000   EBBETS FUNDING LLC##++(p)                                                   0.80     09/29/2009          999,378
     3,000,000   EBBETS FUNDING LLC##++(p)                                                   0.80     10/01/2009        2,998,000
     2,000,000   EBBETS FUNDING LLC##++(p)                                                   0.70     10/26/2009        1,997,861
     5,000,000   EKSPORTFINANS ASA##++                                                       1.50     09/02/2009        4,999,792
    13,000,000   EKSPORTFINANS ASA##++                                                       0.40     10/20/2009       12,992,922
     5,000,000   ENTERPRISE FUNDING LLC##++(p)                                               0.36     09/14/2009        4,999,350
     3,000,000   ENTERPRISE FUNDING LLC##++(p)                                               0.31     10/05/2009        2,999,122
     1,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                          0.21     09/23/2009          999,872
     4,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                          0.30     11/03/2009        3,997,900
     2,000,000   FORTIS BANQUE LUXEMBOURG##                                                  0.26     09/11/2009        1,999,856
     4,000,000   FORTIS FUNDING LLC##++                                                      0.27     09/28/2009        3,999,190
     5,500,000   GDF SUEZ##++                                                                0.27     09/15/2009        5,499,423
     3,000,000   GDF SUEZ##++                                                                0.22     09/16/2009        2,999,725
     1,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                                0.24     09/02/2009          999,993
     2,000,000   GOTHAM FUNDING CORPORATION##++(p)                                           0.24     09/01/2009        2,000,000
     3,000,000   GOTHAM FUNDING CORPORATION##++(p)                                           0.24     09/02/2009        2,999,980
     3,000,000   GOTHAM FUNDING CORPORATION##++(p)                                           0.25     09/09/2009        2,999,833
     1,000,000   GOTHAM FUNDING CORPORATION##++(p)                                           0.23     09/22/2009          999,866
     4,000,000   GOVCO LLC##++(p)                                                            0.37     10/22/2009        3,997,903
     1,000,000   GOVCO LLC##++(p)                                                            0.35     10/27/2009          999,456
     2,000,000   GOVCO LLC##++(p)                                                            0.37     11/12/2009        1,998,520
     7,000,000   GOVCO LLC##++(p)                                                            0.34     11/18/2009        6,994,843
     5,000,000   GRAMPIAN FUNDING LLC##++(p)                                                 0.72     10/02/2009        4,996,900
     5,000,000   GRAMPIAN FUNDING LLC##++(p)                                                 0.63     10/09/2009        4,996,675
     2,000,000   GRAMPIAN FUNDING LLC##++(p)                                                 0.65     10/21/2009        1,998,194
     5,000,000   GRAMPIAN FUNDING LLC##++(p)                                                 0.63     10/27/2009        4,995,100

              Wells Fargo Advantage Overland Express Sweep Fund 9


Portfolio of Investments--August 31, 2009 (Unaudited)

OVERLAND EXPRESS SWEEP FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER (continued)
   $ 1,000,000   ING USA FUNDING LLC##                                                       0.17%    09/25/2009   $      999,887
     3,000,000   IRISH LIFE & PERMANENT##++                                                  0.58     09/01/2009        3,000,000
     3,000,000   IRISH LIFE & PERMANENT##++                                                  0.58     09/03/2009        2,999,903
     3,000,000   IRISH LIFE & PERMANENT##++                                                  0.54     09/04/2009        2,999,865
     3,000,000   IRISH LIFE & PERMANENT##++                                                  0.54     09/08/2009        2,999,685
     1,000,000   LEXINGTON PARKER CAPITAL##++(p)                                             0.40     09/01/2009        1,000,000
    14,000,000   LEXINGTON PARKER CAPITAL##++(p)                                             0.75     09/01/2009       14,000,000
     3,000,000   LEXINGTON PARKER CAPITAL##++(p)                                             0.65     10/14/2009        2,997,671
     3,000,000   LEXINGTON PARKER CAPITAL##++(p)                                             0.65     11/03/2009        2,996,588
     2,000,000   LIBERTY STREET FUNDING LLC##++(p)                                           0.30     11/02/2009        1,998,967
    20,000,000   LMA AMERICAS LLC##++(p)                                                     0.33     10/27/2009       19,989,733
     1,000,000   LOS ANGELES DEPARTMENT OF AIRPORTS##                                        0.55     09/03/2009          999,969
     1,000,000   MARKET STREET FUNDING LLC##++(p)                                            0.30     09/08/2009          999,942
     1,000,000   MARKET STREET FUNDING LLC##++(p)                                            0.20     09/23/2009          999,878
     1,000,000   MATCHPOINT MASTER TRUST##++(p)                                              0.25     09/08/2009          999,951
     5,000,000   MATCHPOINT MASTER TRUST##++(p)                                              0.22     09/28/2009        4,999,175
     3,000,000   MATCHPOINT MASTER TRUST##++(p)                                              0.35     10/05/2009        2,999,008
     4,000,000   METLIFE SHORT TERM FUND##++                                                 0.90     09/02/2009        3,999,900
     3,000,000   METLIFE SHORT TERM FUND##++                                                 0.79     10/19/2009        2,996,840
     3,000,000   METLIFE SHORT TERM FUND##++                                                 0.80     10/20/2009        2,996,733
     9,000,000   METLIFE SHORT TERM FUND##++                                                 0.62     11/05/2009        8,989,925
     4,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                       0.29     09/08/2009        3,999,774
     7,000,000   NATIONAL AUSTRALIA FUNDING DELAWARE INCORPORATED##++                        0.90     10/23/2009        6,990,900
     5,000,000   NATIONWIDE BUILDING SOCIETY##++                                             0.56     09/18/2009        4,998,678
     5,000,000   NATIONWIDE BUILDING SOCIETY##++                                             0.50     12/28/2009        4,991,806
    11,000,000   NATIXIS COMMERCIAL PAPER##++                                                0.24     09/02/2009       10,999,927
     6,000,000   NATIXIS US FINANCE COMPANY##                                                0.24     09/01/2009        6,000,000
     5,000,000   NATIXIS US FINANCE COMPANY##                                                0.24     09/04/2009        4,999,900
     7,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.35     10/21/2009        6,996,597
    13,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.35     10/23/2009       12,993,428
     1,000,000   OAKLAND-ALAMEDA COUNTY                                                      0.75     09/01/2009        1,000,000
     4,000,000   OLD LINE FUNDING LLC##++(p)                                                 0.36     09/21/2009        3,999,200
     2,000,000   PORT OF OAKLAND CA##                                                        0.65     09/09/2009        1,999,711
    11,000,000   PRUDENTIAL PLC##++                                                          0.75     09/15/2009       10,996,792
     3,000,000   PRUDENTIAL PLC##++                                                          0.56     10/08/2009        2,998,273
     9,000,000   PRUDENTIAL PLC##++                                                          0.45     10/13/2009        8,995,275
     1,000,000   REGENCY MARKETS # 1 LLC##++(p)                                              0.25     09/15/2009          999,903
     7,904,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                                    0.63     09/21/2009        7,901,234
     1,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                                    0.50     11/20/2009          998,889
     5,000,000   RHEINGOLD SECURITIZATION##++(p)                                             0.45     09/29/2009        4,998,250
     5,000,000   RHEINGOLD SECURITIZATION##++(p)                                             0.50     11/12/2009        4,995,000
     1,000,000   ROMULUS FUNDING CORPORATION##++(p)                                          0.70     09/01/2009        1,000,000
     1,000,000   ROMULUS FUNDING CORPORATION##++(p)                                          0.64     09/16/2009          999,733
     3,000,000   ROMULUS FUNDING CORPORATION##++(p)                                          0.50     09/28/2009        2,998,875
     3,000,000   SANPAOLO IMI US FINANCIAL COMPANY##                                         0.41     10/30/2009        2,997,984
     4,000,000   SCALDIS CAPITAL LLC##++(p)                                                  0.30     09/10/2009        3,999,700
     1,000,000   SCALDIS CAPITAL LLC##++(p)                                                  0.30     09/15/2009          999,883
     3,000,000   SOLITAIRE FUNDING LLC##++(p)                                                0.28     09/21/2009        2,999,533
     5,000,000   SOLITAIRE FUNDING LLC##++(p)                                                0.33     10/19/2009        4,997,800
    14,000,000   STADSHYPOTEK DELAWARE##++                                                   0.40     09/02/2009       13,999,844
     1,000,000   STADSHYPOTEK DELAWARE##++                                                   0.43     09/30/2009          999,654
     1,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.25     11/04/2009          999,556
     1,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.28     11/05/2009          999,494
     4,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.28     11/06/2009        3,997,947
     2,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.26     11/20/2009        1,998,844

              10 Wells Fargo Advantage Overland Express Sweep Fund


                           Portfolio of Investments--August 31, 2009 (Unaudited)

OVERLAND EXPRESS SWEEP FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER (continued)
$    4,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.26%    11/24/2009   $    3,997,573
     1,000,000   STRAIGHT-A FUNDING LLC##++(p)                                               0.25     11/25/2009          999,410
     1,000,000   SURREY FUNDING CORPORATION##++(p)                                           0.26     09/10/2009          999,935
     7,000,000   SURREY FUNDING CORPORATION##++(p)                                           0.30     10/09/2009        6,997,784
     2,000,000   SWEDBANK AB##++                                                             0.55     12/15/2009        1,996,792
     8,000,000   SWEDBANK AB##++                                                             0.55     12/22/2009        7,986,311
     5,000,000   SWEDBANK AB##++                                                             0.87     02/09/2010        4,980,546
     5,000,000   SWEDBANK AB##++                                                             0.89     02/16/2010        4,979,233
     3,000,000   TASMAN FUNDING INCORPORATED##++(p)                                          0.35     10/14/2009        2,998,746
     9,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                                   0.40     09/14/2009        8,998,700
     7,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                                   0.40     10/26/2009        6,995,722
     1,000,000   TULIP FUNDING CORPORATION##++(p)                                            0.25     09/01/2009        1,000,000
     7,000,000   UBS FINANCE DELAWARE LLC##                                                  0.57     10/13/2009        6,995,345
     5,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                     0.50     09/24/2009        4,998,403
     5,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                     0.73     11/03/2009        4,993,613
     2,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.50     09/01/2009        2,000,000
     2,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.50     09/02/2009        1,999,972
     2,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.45     09/03/2009        1,999,950
     1,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.45     09/04/2009          999,963
     1,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/03/2009          999,986
     1,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/08/2009          999,951
     1,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/09/2009          999,944
     1,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/11/2009          999,931
     1,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/14/2009          999,910
     1,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                      0.25     09/15/2009          999,903
     4,000,000   WESTPAC SECURITIES NZ LIMITED##++                                           0.60     09/14/2009        3,999,133
     4,000,000   WESTPAC SECURITIES NZ LIMITED##++                                           0.38     10/02/2009        3,998,691
     2,000,000   WESTPAC SECURITIES NZ LIMITED##++                                           0.36     10/06/2009        1,999,300
     5,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                          0.44     08/20/2010        5,000,000
     2,000,000   WINDMILL FUNDING CORPORATION##++(p)                                         0.25     09/10/2009        1,999,875
    16,000,000   WINDMILL FUNDING CORPORATION##++(p)                                         0.40     10/06/2009       15,993,778
     2,000,000   WINDMILL FUNDING CORPORATION##++(p)                                         0.33     10/22/2009        1,999,065
TOTAL COMMERCIAL PAPER (COST $743,581,967)                                                                            743,581,967
                                                                                                                   --------------
CORPORATE BONDS & NOTES: 7.73%
     8,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-                 0.42     02/05/2010        8,000,000
    18,800,000   BANK OF IRELAND+/-++                                                        0.89     10/02/2009       18,800,000
     6,000,000   BASF FINANCE EUROPE NV+/-++                                                 0.52     11/20/2009        6,000,000
     7,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++                0.46     09/10/2009        7,000,000
     5,000,000   CITIBANK NA+/-                                                              0.65     09/30/2010        5,000,000
     3,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                          0.80     10/02/2009        3,000,000
    12,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                          0.75     06/04/2010       12,000,000
     5,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                          0.71     06/24/2010        5,000,000
     2,000,000   CREDIT SUISSE USA INCORPORATED+/-                                           0.75     01/15/2010        2,002,066
     1,980,000   GBG LLC+/-ss++                                                              0.50     09/01/2027        1,980,000
     6,000,000   HSBC USA INCORPORATED+/-                                                    0.93     10/15/2009        6,000,000
     7,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                                    0.63     09/25/2009        7,000,000
     4,940,000   LTF REAL ESTATE VRDN I LLC+/-ss++                                           0.60     06/01/2033        4,940,000
    15,300,000   RABOBANK NEDERLAND NV+/-++(i)                                               0.68     10/09/2009       15,300,000
    12,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                       1.03     10/09/2009       12,000,000
     2,000,000   SANTANDER US DEBT SA UNIPERSONAL+/-++                                       0.55     07/23/2010        1,993,836
     1,000,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                                      1.43     10/01/2011        1,000,000
TOTAL CORPORATE BONDS & NOTES (COST $117,015,902)                                                                     117,015,902
                                                                                                                   --------------

              Wells Fargo Advantage Overland Express Sweep Fund 11


Portfolio of Investments--August 31, 2009 (Unaudited)

OVERLAND EXPRESS SWEEP FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
MEDIUM TERM NOTES: 2.78%
$    9,000,000   CITIGROUP FUNDING INCORPORATED+/-                                           0.76%    10/22/2009      $ 9,002,610
     2,000,000   EKSPORTFINANS A/S+/-                                                        0.73     06/11/2010        2,000,000
     3,000,000   EUROPEAN INVESTMENT BANK                                                    0.92     01/26/2010        3,006,930
    15,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     0.32     10/09/2009       15,000,000
    10,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                          1.08     10/19/2009       10,000,000
     3,000,000   US BANCORP+/-                                                               1.05     06/04/2010        3,010,453
TOTAL MEDIUM TERM NOTES (COST $42,019,993)                                                                             42,019,993
                                                                                                                   --------------
MUNICIPAL BONDS & NOTES: 6.58%
     2,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                    ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR, NATIXIS
                    LOC)+/-ss                                                                0.16     07/01/2026        2,000,000
     2,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH AMERICA
                    SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                    0.45     07/01/2024        2,500,000
     3,000,000   CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY (IDR, JPMORGAN CHASE
                    BANK LOC)+/-ss                                                           0.14     11/01/2026        3,000,000
     1,300,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER REVENUE,
                    FSA INSURED)+/-ss                                                        0.55     05/01/2022        1,300,000
     3,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE, FIRST
                    SECURITY BANK INSURED)+/-ss                                              0.35     05/01/2017        3,000,000
     1,500,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M (MFHR, FNMA
                    INSURED)+/-ss                                                            0.32     08/15/2034        1,500,000
     2,000,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
                    INSURED)+/-ss                                                            0.31     10/15/2026        2,000,000
     2,000,000   COLORADO HOUSING & FINANCE AUTHORITY SERIES C1 (OTHER REVENUE, JPMORGAN
                    CHASE BANK LOC)+/-ss                                                     0.50     11/01/2033        2,000,000
    10,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I SERIES A-2
                    (HOUSING REVENUE, DEXIA INSURED)+/-ss                                    0.65     05/01/2038       10,000,000
     2,000,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT B II
                    (HOUSING REVENUE, FNMA INSURED)+/-ss                                     0.40     05/01/2049        2,000,000
     9,000,000   DENVER COMPANY CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
                    REVENUE, FIRST SECURITY BANK LOC)+/-ss                                   0.80     12/15/2037        9,000,000
     3,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
                    SETTLEMENT EAGLE 20060117 CLASS A (OTHER REVENUE, FGIC INSURED)+/-ss     0.54     06/01/2035        3,000,000
     1,000,000   GULF COAST WASTE DISPOSAL AUTHORITY (OTHER REVENUE, BP PLC GUARANTEE
                    AGREEMENT)+/-ss                                                          0.12     07/01/2042        1,000,000
     2,000,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN SERIES B3 (WATER & SEWER REVENUE,
                    BANK OF AMERICA NA LOC)+/-ss                                             0.30     05/15/2034        2,000,000
     5,000,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN SERIES B5 (WATER & SEWER REVENUE,
                    BANK OF AMERICA NA LOC)+/-ss                                             0.30     05/15/2034        5,000,000
       995,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
                    INSURED)+/-ss                                                            0.33     07/01/2035          995,000
       500,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS SERIES A
                    (MFHR, FHLMC INSURED)+/-ss                                               0.28     10/01/2019          500,000
     1,500,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING REVENUE,
                    FHLMC INSURED)+/-ss                                                      0.50     09/01/2030        1,500,000
     2,500,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B (OTHER
                    REVENUE, CITIBANK NA LOC)+/-ss                                           0.32     10/01/2031        2,500,000
     2,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN WEATHERLY RIDGE
                    APARTMENTS (HOUSING REVENUE, US BANK NA LOC)+/-ss                        0.34     12/01/2041        2,000,000
     1,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS CLINICS
                    SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss                   0.20     08/15/2037        1,000,000
       500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS CLINICS
                    SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss                   0.20     08/15/2037          500,000
     5,000,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES B1 (HCFR, BANK OF NEW
                    YORK LOC)+/-ss                                                           0.18     11/15/2034        5,000,000
     6,770,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF
                    AMERICA NA LOC)+/-ss                                                     0.60     11/01/2028        6,769,701

              12 Wells Fargo Advantage Overland Express Sweep Fund


                           Portfolio of Investments--August 31, 2009 (Unaudited)

OVERLAND EXPRESS SWEEP FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
MUNICIPAL BONDS & NOTES (continued)
$      700,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX REVENUE,
                    DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                                   0.65%    11/01/2028   $      700,000
     1,000,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE, BANK OF
                    AMERICA NA LOC)+/-ss                                                     0.14     02/01/2036        1,000,000
     1,000,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D (TOLL ROAD
                    REVENUE, SOCIETE GENERALE LOC)+/-ss                                      1.80     01/01/2018        1,000,000
     2,000,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A (OTHER
                    REVENUE, FGIC INSURED)+/-ss                                              0.39     07/15/2036        2,000,000
     1,500,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B (OTHER
                    REVENUE, BANK OF NEW YORK LOC)+/-ss                                      0.95     11/01/2041        1,500,000
     1,000,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I (HOUSING
                    REVENUE, GNMA INSURED)+/-ss                                              0.65     09/01/2039        1,000,000
     1,000,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT (PRIVATE
                    SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss                             0.33     06/01/2032        1,000,000
     2,000,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.21     02/01/2035        2,000,000
     1,000,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS LP
                    SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-ss            0.44     10/01/2038        1,000,000
     1,000,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.21     03/01/2037        1,000,000
       500,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A (HOUSING
                    REVENUE, FNMA INSURED)+/-ss                                              0.31     01/15/2033          500,000
       500,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS SERIES B
                    (HOUSING REVENUE, FNMA INSURED)+/-ss                                     0.30     01/15/2035          500,000
     3,435,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE CENTER
                    (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss                             0.20     04/01/2030        3,435,000
     1,800,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)+/-ss             0.41     09/15/2032        1,800,000
       500,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
                    REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                            0.32     06/01/2045          500,000
       500,000   TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
                    HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                    0.33     07/01/2020          500,000
     4,000,000   UMATILLA INDIAN RESERVATION OR CONFEDERATED TRIBES (OTHER REVENUE, BANK
                    OF AMERICA NA LOC)+/-ss                                                  0.33     12/01/2028        4,000,000
     5,000,000   VERMONT STUDENT ASSISTANCE CORPORATION EDUCATION LOAN SERIES C-1 (OTHER
                    REVENUE, LLOYDS BANK LOC)+/-ss                                           0.34     12/15/2040        5,000,000
     1,000,000   WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD APARTMENTS
                    PROJECT SERIES A (MFHR, FNMA INSURED)+/-ss                               0.37     05/15/2035        1,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $99,499,701)                                                                       99,499,701
                                                                                                                   --------------
REPURCHASE AGREEMENTS: 18.26%
    72,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                    (MATURITY VALUE $72,000,440)                                             0.22     09/01/2009       72,000,000
     5,000,000   BANK OF AMERICA SECURITIZATION LLC - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $5,000,039)                        0.28     09/01/2009        5,000,000
    29,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $29,000,161)                                  0.20     09/01/2009       29,000,000
     4,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $4,000,037)                                   0.33     09/01/2009        4,000,000
     5,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $5,000,042)                                   0.30     09/01/2009        5,000,000
    72,386,727   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $72,387,169)                       0.22     09/01/2009       72,386,727
    13,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $13,000,094)                                  0.26     09/01/2009       13,000,000

              Wells Fargo Advantage Overland Express Sweep Fund 13


Portfolio of Investments--August 31, 2009 (Unaudited)

OVERLAND EXPRESS SWEEP FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE        DATE           VALUE
---------        -----------------------------------------------------------------------   --------   ----------   --------------
REPURCHASE AGREEMENTS (continued)
$   72,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                    (MATURITY VALUE $72,000,440)                                             0.22%    09/01/2009   $   72,000,000
     4,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                     SECURITIES (MATURITY VALUE $4,000,034)                                  0.31     09/01/2009        4,000,000
TOTAL REPURCHASE AGREEMENTS (COST $276,386,727)                                                                       276,386,727
                                                                                                                   --------------
SECURED MASTER NOTE AGREEMENT: 2.08%
    20,493,000   BANK OF AMERICA SECURITIES LLC+/-ss                                         0.48     09/09/2034       20,493,000
    11,125,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss                                  0.68     09/09/2049       11,125,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $31,618,000)                                                                 31,618,000
                                                                                                                   --------------
TIME DEPOSITS: 6.74%
    14,000,000   BANK OF IRELAND                                                             0.35     09/01/2009       14,000,000
     2,000,000   BANK OF IRELAND                                                             0.60     09/04/2009        2,000,000
    18,000,000   BNP PARIBAS (PARIS)                                                         0.19     09/01/2009       18,000,000
    17,000,000   DANSKE BANK A/S COPENHAGEN                                                  0.22     09/02/2009       17,000,000
    19,000,000   DEXIA BANK GRAND CAYMAN                                                     0.21     09/01/2009       19,000,000
    18,000,000   KBC BANK NV BRUSSELS                                                        0.22     09/01/2009       18,000,000
    14,000,000   SOCIETE GENERALE (PARIS)                                                    0.20     09/01/2009       14,000,000
TOTAL TIME DEPOSITS (COST $102,000,000)                                                                               102,000,000
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,528,122,616)*              100.98%                                                                        $1,528,122,616
OTHER ASSETS AND LIABILITIES, NET    (0.98)                                                                           (14,881,794)
                                    ------                                                                         --------------
TOTAL NET ASSETS                    100.00%                                                                        $1,513,240,822
                                    ======                                                                         --------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

(i)  Illiquid security.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

              14 Wells Fargo Advantage Overland Express Sweep Fund


                Statement of Assets and Liabilities--August 31, 2009 (Unaudited)

ASSETS
   Investments
      In securities, at value .................................   $1,251,735,889
      In repurchase agreements ................................      276,386,727
                                                                  --------------
   Total investments at value (see cost below) ................    1,528,122,616
                                                                  --------------
   Cash .......................................................           50,000
   Receivables for interest ...................................          458,642
   Prepaid temporary government guarantee program (Note 4) ....           26,506
                                                                  --------------
Total assets ..................................................    1,528,657,764
                                                                  --------------
LIABILITIES
   Payable for investments purchased ..........................       15,031,664
   Dividends payable ..........................................            7,265
   Payable to investment advisor and affiliates (Note 3) ......          207,336
   Accrued expenses and other liabilities .....................          170,677
                                                                  --------------
Total liabilities .............................................       15,416,942
                                                                  --------------
TOTAL NET ASSETS ..............................................   $1,513,240,822
                                                                  ==============
NET ASSETS CONSIST OF
   Paid-in capital ............................................   $1,513,159,623
   Overdistributed net investment income ......................               (1)
   Undistributed net realized gain on investments .............           81,200
                                                                  --------------
TOTAL NET ASSETS ..............................................   $1,513,240,822
                                                                  ==============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets .................................................   $1,513,240,822
   Shares outstanding .........................................    1,513,184,536
   Net asset value and offering price per share ...............   $         1.00
                                                                  --------------
Investments at cost ...........................................   $1,528,122,616
                                                                  --------------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Overland Express Sweep Fund 15


Statement of Operations--For the Six Months Ended August 31, 2009 (Unaudited)

INVESTMENT INCOME
   Interest ....................................................   $ 6,111,002
                                                                   -----------
Total investment income ........................................     6,111,002
                                                                   -----------
EXPENSES
   Advisory fees ...............................................     2,328,173
   Administration fees .........................................     2,162,780
   Custody fees ................................................       160,206
   Shareholder servicing fees (Note 3) .........................     2,002,574
   Accounting fees .............................................        47,369
   Distribution fees (Note 3) ..................................     2,002,574
   Professional fees ...........................................        12,638
   Registration fees ...........................................        22,973
   Shareholder reports .........................................        66,110
   Trustees' fees ..............................................         5,289
   Temporary government guarantee program (Note 4) .............       275,230
   Other fees and expenses .....................................         9,914
                                                                   -----------
Total expenses .................................................     9,095,830
                                                                   -----------
LESS
   Waived fees and reimbursed expenses (Note 3) ................    (3,065,106)
   Net expenses ................................................     6,030,724
                                                                   -----------
Net investment income ..........................................        80,278
                                                                   -----------
NET REALIZED GAIN FROM INVESTMENTS .............................        34,286
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $   114,564
                                                                   ===========

The accompanying notes are an integral part of these financial statements.

              16 Wells Fargo Advantage Overland Express Sweep Fund


                                             Statements of Changes in Net Assets

                                                                           For the
                                                                       Six Months Ended       For the
                                                                        August 31, 2009      Year Ended
                                                                          (Unaudited)     February 28, 2009
                                                                       ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ............................................    $1,856,336,339     $ 1,411,937,302
OPERATIONS
   Net investment income ...........................................            80,278          21,142,027
   Net realized gain on investments ................................            34,286              46,914
                                                                        --------------     ---------------
Net increase in net assets resulting from operations ...............           114,564          21,188,941
                                                                        --------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ...........................................           (80,278)        (21,142,028)
   Net realized gain on sales of investments .......................                 0              (6,732)
                                                                        --------------     ---------------
Total distributions to shareholders ................................           (80,278)        (21,148,760)
                                                                        --------------     ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .......................................     6,199,780,255      10,228,991,235
   Reinvestment of distributions ...................................            32,577           8,270,524
   Cost of shares redeemed .........................................    (6,542,942,635)     (9,792,902,903)
                                                                        --------------     ---------------
Net increase (decrease) in net assets resulting from capital share
   transactions ....................................................      (343,129,803)        444,358,856
                                                                        --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................      (343,095,517)        444,399,037
                                                                        ==============     ===============
ENDING NET ASSETS ..................................................    $1,513,240,822     $ 1,856,336,339
                                                                        ==============     ===============
SHARES ISSUED AND REDEEMED
   Shares sold .....................................................     6,199,780,255      10,228,991,235
   Shares issued in reinvestment of distributions ..................            32,577           8,270,524
   Shares redeemed .................................................    (6,542,942,635)     (9,792,902,903)
                                                                        --------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..............................................      (343,129,803)        444,358,856
                                                                        ==============     ===============
ENDING BALANCE OF OVERDISTRIBUTED NET INVESTMENT INCOME ............    $           (1)    $            (1)
                                                                        ==============     ===============

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

              18 Wells Fargo Advantage Overland Express Sweep Fund


                                                            Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net
                                                   Value Per     Investment      Gain (Loss)      Investment
                                                     Share     Income (Loss)   on Investments       Income
                                                   ---------   -------------   --------------   -------------
OVERLAND EXPRESS SWEEP FUND
March 1, 2009 to August 31, 2009 (Unaudited) ...     $1.00          0.00            0.00            0.00(5)
March 1, 2008 to February 28, 2009 .............     $1.00          0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 .............     $1.00          0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 .............     $1.00          0.04            0.00           (0.04)
April 1, 2005 to February 28, 2006(3) ..........     $1.00          0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ................     $1.00          0.01            0.00           (0.01)
April 1, 2003 to March 31, 2004 ................     $1.00          0.00            0.00            0.00

----------
(1.) During each period, various fees and expenses were waived and reimbursed.
     The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(2.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3.) The Fund changed its fiscal year-end from March 31 to February 28.

(4.) The following represents expenses ratios excluding expenses related to Temporary Government Guarantee Program (see Note 4):

                                        Gross Expenses   Net Expenses
                                        --------------   ------------
March 1, 2009 to August 31, 2009 ....        1.10%           0.72%
March 1, 2008 to February 28, 2009 ..        1.10%           1.08%

(5.) Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Overland Express Sweep Fund 19


Financial Highlights

                   Ending       Ratio to Average Net Assets (Annualized)(1)
Distributions    Net Asset   ------------------------------------------------                Net Assets at
   from Net      Value Per   Net Investment     Gross     Expenses      Net       Total      End of Period
Realized Gains     Share      Income (Loss)   Expenses     Waived    Expenses   Return(2)   (000's omitted)
--------------   ---------   --------------   --------   ---------   --------   ---------   ---------------
    0.00           $1.00          0.01%       1.13%(4)   (0.38)%     0.75%(4)     0.01%        $1,513,241
    0.00(5)        $1.00          1.35%       1.11%(4)   (0.02)%     1.09%(4)     1.44%        $1,856,336
    0.00           $1.00          4.09%       1.10%      (0.02)%     1.08%        4.18%        $1,411,937
    0.00           $1.00          4.04%       1.09%      (0.01)%     1.08%        4.21%        $1,052,976
    0.00           $1.00          2.62%       1.08%       0.00%(5)   1.08%        2.40%        $4,962,681
    0.00           $1.00          0.72%       1.17%      (0.10)%     1.07%        0.72%        $4,232,638
    0.00           $1.00          0.10%       1.35%      (0.28)%     1.07%        0.10%        $4,477,980

              20 Wells Fargo Advantage Overland Express Sweep Fund


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2009, was comprised of 98 separate series. These financial statements present the Overland Express Sweep Fund (the "Fund").

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through October 22, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

In accordance with Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

              Wells Fargo Advantage Overland Express Sweep Fund 21


Notes to Financial Statements

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments in securities:

                                                                                  Significant     Total Fair
                                                             Significant Other   Unobservable       Value
                                             Quoted Prices   Observable Inputs      Inputs           as of
INVESTMENTS IN SECURITIES*                     (Level 1)          (Level 2)        (Level 3)      8/31/2009
--------------------------                   -------------   -----------------   ------------   --------------
Commercial paper                                  $0           $  743,581,967        $0         $  743,581,967
Corporate debt securities                          0              190,653,895         0            190,653,895
Debt securities issued by states in
   the U.S. and its political subdivisions         0               99,499,701         0             99,499,701
Repurchase agreements                              0              276,386,727         0            276,386,727
Other                                              0              218,000,326         0            218,000,326
TOTAL                                             $0           $1,528,122,616        $0         $1,528,122,616

* Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund of the Trust to continue to qualify as a regulated investment company by complying with provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2009.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: February 28, 2006; February 28, 2007; February 29, 2008; February 28,
2009) are subject to examination by the Internal Revenue Service and state departments of revenue.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional

              22 Wells Fargo Advantage Overland Express Sweep Fund


                                                   Notes to Financial Statements

collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser are entitled to be paid a monthly fee at the following annual rates:

                                                  Fees (% of                                          Fees (% of
                                Average Daily    Average Daily                    Average Daily      Average Daily
FUND                              Net Assets      Net Assets)      Subadviser       Net Assets        Net Assets)
----                          ----------------   -------------   -------------   ----------------   --------------
OVERLAND EXPRESS SWEEP FUND   First $1 billion      0.300        Wells Capital   First $1 billion       0.050
                               Next $4 billion      0.275         Management     Next $2 billion        0.030
                               Over $5 billion      0.250        Incorporated    Next $3 billion        0.020
                                                                                 Over $6 billion        0.010

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                 Administration Fees
                                Average Daily      (% of Average
                                 Net Assets       Daily Net Assets)
                              ----------------   -------------------
OVERLAND EXPRESS SWEEP FUND   First $5 billion         0.27
                               Next $5 billion         0.26
                              Over $10 billion         0.25

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                % of Average
FUND                          Daily Net Assets
----                          ----------------
OVERLAND EXPRESS SWEEP FUND         0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                % of Average
FUND                          Daily Net Assets
----                          ----------------
OVERLAND EXPRESS SWEEP FUND        0.25

For the six-month period ended August 31, 2009, shareholder servicing fees were paid by the Fund are disclosed on the Statement of Operations.

              Wells Fargo Advantage Overland Express Sweep Fund 23


Notes to Financial Statements

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the fund, at an annual rate of up to 0.25% of average daily net assets.

For the six-month period ended August 31, 2009, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

The Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

CUSTODY AND FUND ACCOUNTING AGREEMENT

On August 10, 2009, the Funds entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street will be responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement"). Pursuant to the Custody and Fund Accounting Agreement, State Street will be entitled to an annual asset-based fee for domestic custody services for the Funds of 0.10 basis points of the complexwide net assets, and for certain specific transaction fees which are set forth in the Custody and Fund Accounting Agreement. State Street also will be entitled to a fee for global custody services for any non-US assets in the Funds, which is divided into an annual asset-based fee ranging from 1.00 basis points to 55.00 basis points of month-end assets held, and specific trading fees, both of which vary by country, and are also set forth in the Custody and Fund Accounting Agreement. Also pursuant to the Custody and Fund Accounting Agreement, State Street will be entitled to receive annual asset-based fees for providing fund accounting services to the Funds. State Street is expected to replace WFB and PNC as the Funds' custodian and fund accountant, respectively, on or about January 11, 2010.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six-month period ended August 31, 2009, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed through June 30, 2010 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio during the period was as follows:

                              Net Operating
FUND                          Expense Ratio
----                          -------------
OVERLAND EXPRESS SWEEP FUND       1.08%

4. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On March 31, 2009, the U.S. Department of the Treasury (the "Treasury") announced a second extension of the Temporary Guarantee Program for Money Market Funds beginning on May 1, 2009 through September 18, 2009 (the "Extended Program"). On April 8, 2009, the Board of Trustees of Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively, the "Board") unanimously approved the participation of each money market fund in the Extended Program, except for the Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds").

Consistent with the Funds'participation in the initial three-month term and the first extension, the Extended Program applies only to shareholders of record of each Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

              24 Wells Fargo Advantage Overland Express Sweep Fund


                                                   Notes to Financial Statements

Participation in the Extended Program required a payment to the Treasury in the amount of either 0.015% or 0.023%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of each Fund as a whole, notwithstanding that the Extended Program applies to only shareholders of record as of September 19, 2008, as described above.

              Wells Fargo Advantage Overland Express Sweep Fund 25


Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"), and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                   Position Held and
Name and Age      Length of Service(2)   Principal Occupations During Past Five Years                Other Directorships
---------------   --------------------   ---------------------------------------------------------   -------------------
Peter G. Gordon   Trustee, since 1998;   Co-Founder, Chairman, President and CEO of Crystal Geyser   None
66                Chairman, since 2005   Water Company.
                  (Lead Trustee since
                  2001)

Isaiah Harris,    Trustee, since 2009    Retired. Prior thereto, President and CEO of BellSouth      CIGNA Corporation;
Jr.                                      Advertising and Publishing Corp. from 2005 to 2007,         Deluxe Corporation
56                                       President and CEO of BellSouth Enterprises from 2004 to
                                         2005 and President of BellSouth Consumer Services from
                                         2000 to 2003. Currently a member of the Iowa State
                                         University Foundation Board of Governors and a member of
                                         the Advisory Board of Iowa State University School of
                                         Business.

Judith M.         Trustee, since 2008    Retired. Prior thereto, Chief Executive Officer and Chief   None
Johnson                                  Investment Officer of Minneapolis Employees Retirement
60                                       Fund from 1996 to 2008. Ms. Johnson is a certified public
                                         accountant and a certified managerial accountant.

David F. Larcker  Trustee, since 2009    James Irvin Miller Professor of Accounting at the           None
58                                       Graduate School of Business, Stanford University.
                                         Director of Corporate Governance Research Program and
                                         Co-Director of The Rock Center for Corporate Governance
                                         since 2006. From 2005 to 2008, Professor of Accounting at
                                         the Graduate School of Business, Stanford University.
                                         Prior thereto, Ernst & Young Professor of Accounting at
                                         The Wharton School, University of Pennsylvania from 1985
                                         to 2005.

              26 Wells Fargo Advantage Overland Express Sweep Fund


                                                               Other Information

                      Position Held and
Name and Age         Length of Service(2)   Principal Occupations During Past Five Years                Other Directorships
---------------      --------------------   ---------------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006    Professor of Insurance and Risk Management, Wharton         None
56                                          School, University of Pennsylvania. Director of the
                                            Boettner Center on Pensions and Retirement Research.
                                            Research associate and board member, Penn Aging Research
                                            Center. Research associate, National Bureau of Economic
                                            Research.

Timothy J. Penny     Trustee, since 1996    President and CEO of Southern Minnesota Initiative          None
57                                          Foundation, a non-profit organization since 2007 and
                                            Senior Fellow at the Humphrey Institute Policy Forum at
                                            the University of Minnesota since 1995. Member of the
                                            Board of Trustees of NorthStar Education Finance, Inc., a
                                            non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996    Principal of the law firm of Willeke & Daniels. General     None
69                                          Counsel of the Minneapolis Employees Retirement Fund from
                                            1984 to present.

OFFICERS

                   Position Held and
Name and Age      Length of Service(2)   Principal Occupations During Past Five Years                Other Directorships
---------------   --------------------   ---------------------------------------------------------   -------------------
Karla M. Rabusch  President, since       Executive Vice President of Wells Fargo Bank, N.A. and      None
50                2003                   President of Wells Fargo Funds Management, LLC since
                                         2003. Senior Vice President and Chief Administrative
                                         Officer of Wells Fargo Funds Management, LLC from 2001 to
                                         2003.

C. David Messman  Secretary, since       Senior Vice President and Secretary of Wells Fargo Funds    None
49                2000;                  Management, LLC since 2001. Managing Counsel of Wells
                  Chief Legal Officer,   Fargo Bank, N.A. since 2000.
                  since 2003

David Berardi(3)  Treasurer and          Vice President of Evergreen Investment Management           None
34                Assistant Treasurer,   Company, LLC since 2008. Assistant Vice President of
                  since 2009             Evergreen Investment Services, Inc. from 2004 to 2008.
                                         Manager of Fund Reporting and Control for Evergreen
                                         Investment Management Company, LLC since 2004.

Jeremy            Treasurer and          Senior Vice President of Evergreen Investment Management    None
DePalma(3)        Assistant Treasurer,   Company, LLC since 2008. Vice President, Evergreen
35                since 2009             Investment Services, Inc. from 2004 to 2007. Assistant
                                         Vice President, Evergreen Investment Services, Inc. from
                                         2000 to 2004 and the head of the Fund Reporting and
                                         Control Team within Fund Administration since 2005.

Debra Ann Early   Chief Compliance       Chief Compliance Officer of Wells Fargo Funds Management,   None
45                Officer,               LLC since 2007. Chief Compliance Officer of Parnassus
                  since 2007             Investments from 2005 to 2007. Chief Financial Officer of
                                         Parnassus Investments from 2004 to 2007. Senior Audit
                                         Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

------------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective June 1, 2009.

                       Wells Fargo Advantage Overland Express Sweep Fund 27


Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

OVERLAND EXPRESS SWEEP FUND

The Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required to annually review and consider the continuation of the investment advisory and sub-advisory agreements. During the six months covered by this report, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Overland Express Sweep Fund (the "Fund"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 27, 2009, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 27, 2009, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for the Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the median performance of a universe of mutual funds that was determined by Lipper Inc. ("Lipper") to be similar to the Fund (the "Universe"), as well as to the Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the Fund's performance was not appreciably below the median performance of its Universe for all time periods.

              28 Wells Fargo Advantage Overland Express Sweep Fund


                                                               Other Information

The Board received and considered information regarding the Fund's contractual advisory fees, and net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 fees, service fees, fee waivers/caps and/or expense reimbursements. The Board also considered these fees in comparison to the median fees of a narrower group of mutual funds that was determined by Lipper to be similar to the Fund (the "Expense Group") and to other comparative data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund's Expense Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Fund's administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Expense Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were not appreciably higher than the median rates of its Expense Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Fund (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Fund's Expense Group, and reasonable in relation to the services provided.

The Board also concluded that the Sub-Advisory Agreement Rates were reasonable in relation to the services provided.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to all Wells Fargo businesses of providing services to each Fund and the Fund complex as a whole. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2009 Board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to each Fund and the Fund complex as whole were not unreasonable. The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Fund was not a material factor in determining whether to renew the investment sub-advisory agreement. The Board noted that the profitability of Wells Capital Management, which is affiliated with Funds Management, was included in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including whether the Fund has appropriately benefited from any economies of scale and the potential for future realization of economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Fund.

              Wells Fargo Advantage Overland Express Sweep Fund 29


Other Information

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board also considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Fund and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

              30 Wells Fargo Advantage Overland Express Sweep Fund


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  --   Association of Bay Area Governments
ADR   --   American Depositary Receipt
AMBAC --   American Municipal Bond Assurance Corporation
AMT   --   Alternative Minimum Tax
ARM   --   Adjustable Rate Mortgages
BART  --   Bay Area Rapid Transit
CDA   --   Community Development Authority
CDO   --   Collateralized Debt Obligation
CDSC  --   Contingent Deferred Sales Charge
CGIC  --   Capital Guaranty Insurance Company
CGY   --   Capital Guaranty Corporation
CIFG  --   CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   --   Certificate of Participation
CP    --   Commercial Paper
CTF   --   Common Trust Fund
DW&P  --   Department of Water & Power
DWR   --   Department of Water Resources
ECFA  --   Educational & Cultural Facilities Authority
EDFA  --   Economic Development Finance Authority
ETET  --   Eagle Tax-Exempt Trust
ETF   --   Exchange-Traded Fund
FFCB  --   Federal Farm Credit Bank
FGIC  --   Financial Guaranty Insurance Corporation
FHA   --   Federal Housing Authority
FHAG  --   Federal Housing Agency
FHLB  --   Federal Home Loan Bank
FHLMC --   Federal Home Loan Mortgage Corporation
FNMA  --   Federal National Mortgage Association
FSA   --   Farm Service Agency
GDR   --   Global Depositary Receipt
GNMA  --   Government National Mortgage Association
GO    --   General Obligation
HCFR  --   Healthcare Facilities Revenue
HEFA  --   Health & Educational Facilities Authority
HEFAR --   Higher Education Facilities Authority Revenue
HFA   --   Housing Finance Authority
HFFA  --   Health Facilities Financing Authority
HUD   --   Housing & Urban Development
IDA   --   Industrial Development Authority
IDAG  --   Industrial Development Agency
IDR   --   Industrial Development Revenue
LIBOR --   London Interbank Offered Rate
LLC   --   Limited Liability Company
LOC   --   Letter of Credit
LP    --   Limited Partnership
MBIA  --   Municipal Bond Insurance Association
MFHR  --   Multi-Family Housing Revenue
MMD   --   Municipal Market Data
MTN   --   Medium Term Note
MUD   --   Municipal Utility District
PCFA  --   Pollution Control Finance Authority
PCR   --   Pollution Control Revenue
PFA   --   Public Finance Authority
PFFA  --   Public Facilities Financing Authority
plc   --   Public Limited Company
PSFG  --   Public School Fund Guaranty
R&D   --   Research & Development
RDA   --   Redevelopment Authority
RDFA  --   Redevelopment Finance Authority
REITS --   Real Estate Investment Trusts
SFHR  --   Single Family Housing Revenue
SFMR  --   Single Family Mortgage Revenue
SLMA  --   Student Loan Marketing Association
SPDR  --   Standard & Poor's Depositary Receipts
STIT  --   Short-Term Investment Trust
TBA   --   To Be Announced
TRAN  --   Tax Revenue Anticipation Notes
USD   --   Unified School District
XLCA  --   XL Capital Assurance

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail:wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                 (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2009 Wells Fargo Funds
Management, LLC.                                                    118017 10-09
All rights reserved.        www.wellsfargo.com/advantagefunds  SOES/SAR118 08-09

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

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reports at www.wellsfargo.com/advantagedelivery

                                   (GRAPHIC)

            SEMI-ANNUAL REPORT
            August 31, 2009


WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

-   WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

-   WELLS FARGO ADVANTAGE MONEY MARKET TRUST

-   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

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Contents

LETTER TO SHAREHOLDERS ..................    2
PERFORMANCE HIGHLIGHTS
California Tax-Free Money Market Trust ..    4
Money Market Trust ......................    6
National Tax-Free Money Market Trust ....    8
FUND EXPENSES ...........................   10
PORTFOLIO OF INVESTMENTS
California Tax-Free Money Market Trust ..   11
Money Market Trust ......................   17
National Tax-Free Money Market Trust ....   26
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ....   34
Statements of Operations ................   35
Statements of Changes in Net Assets .....   36
Financial Highlights ....................   38
NOTES TO FINANCIAL STATEMENTS ...........   40
OTHER INFORMATION .......................   45
LIST OF ABBREVIATIONS ...................   50

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978   ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO
       INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999   REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH
       FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005   WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS
       FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006   ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK
       FUNDS(SM) to the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                   2 Wells Fargo Advantage Money Market Trusts


                             Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE TREND OVER THE SIX-MONTH PERIOD WAS ONE OF STEADY IMPROVEMENT IN INVESTOR CONFIDENCE AND IN CREDIT MARKET CONDITIONS.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS for the six-month period that ended August 31, 2009. At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. We began to see the positive effects from government intervention programs in the spring of 2009 as the credit system began to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the six-month period was one of steady improvement in investor confidence and in credit market conditions. Overall, the six-month period finished with indications of stronger investor sentiment than when it began.

CREDIT MARKETS SHOWED SIGNS OF IMPROVEMENT.

After the credit crisis of late 2008, short-term credit markets slowly regained their footing in early 2009. Many investors remained skeptical of certain financial institutions for several months which caused areas of the credit markets to remain partially or fully illiquid for months after the crisis. Thus, the thawing of the frozen credit system relied on the government to break the ice as the lender of last resort. Even though the government had been chipping away at the ice for several months, the real thawing did not begin until the spring of 2009. By leading the way back to the market, several investors slowly began to follow the government's example, believing that in the worst case scenario the government would likely step in. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

GOVERNMENT PROGRAMS SERVED THEIR PURPOSE AND BEGAN TO DECLINE IN USE.

Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most impactful programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF), the Commercial Paper Funding Facility (CPFF), and the Temporary Liquidity Guarantee Program (TLGP). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. Towards the end of the third quarter of 2009, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little sign of concern for the end of the programs which, in our view, was an indication of how far credit markets had improved over the last six months. Looking further back over the last 12 months since the Lehman Brothers collapse of 2008 and the resulting credit crisis, credit markets seemed to have satisfactorily stabilized and have begun to show signs of business as usual.

                   Wells Fargo Advantage Money Market Trusts 3


                             Letter to Shareholders

OUR OPTIMISM IS TEMPERED WITH CAUTION.

Although credit markets have improved considerably since the fall of 2008, in our opinion, there are still reasons to remain prudent. Although we have seen signs of economic improvement, several of the economic measures still remind us that we are not yet in a full recovery. Unemployment figures finished the six-month period at better levels than their lows from March 2009, but remain suggestive of recessionary conditions. We believe that when the final economic numbers for the third quarter of 2009 are calculated that the quarter might prove to be the first positive growth quarter in more than a year, but this will not necessarily mean that the downturn is behind us. Short-term debt securities have improved considerably with the improved credit markets, but any persistent pressures on the business markets may continue to stress the risk profiles of some securities.

Our response to these ongoing economic developments remains the same. We continue to manage our money market funds with a cautious and conservative assessment of the continued risks in the financial markets. Our priority is to be a stable custodian of investor assets, which is often underappreciated during stable market conditions, but quickly recognized during more difficult times. The Wells Fargo Advantage Money Market Funds seek to provide our investors with the preservation of principal, ample liquidity, and competitive returns that are characteristic of a preeminent money market fund manager.

A STEADY INVESTMENT DISCIPLINE AND BROAD DIVERSIFICATION OPTIONS MAY HELP.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222.

SHORT-TERM DEBT SECURITIES HAVE IMPROVED CONSIDERABLY WITH THE IMPROVED CREDIT MARKETS, BUT ANY PERSISTENT PRESSURES ON THE BUSINESS MARKETS MAY CONTINUE TO STRESS THE RISK PROFILES OF SOME SECURITIES.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                   4 Wells Fargo Advantage Money Market Trusts


                             Performance Highlights

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

May 5, 1997

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

Municipal Commercial Paper    (7%)
Municipal Bonds              (93%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

1 Day          (7%)
2-14 Days     (86%)
30-59 Days     (3%)
60-89 Days     (1%)
90-179 Days    (3%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Trusts 5


                             Performance Highlights

        WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2009)

                                         6 Month*   1 Year   5 Year   10 Year
                                         --------   ------   ------   -------
CALIFORNIA TAX-FREE MONEY MARKET TRUST     0.16      0.96     2.31      2.11

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2009)

7-Day Current Yield     0.15%
7-Day Compound Yield    0.15%
30-Day Simple Yield     0.16%
30-Day Compound Yield   0.16%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.14%.

                   6 Wells Fargo Advantage Money Market Trusts


                             Performance Highlights

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MONEY MARKET TRUST (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

September 17, 1990

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

Commercial Paper                       (58%)
Floating & Variable Rate Bonds/Notes    (8%)
Short-Term Corporate Bonds              (2%)
Repurchase Agreements                   (6%)
Time Deposits                           (8%)
Municipal Bonds                         (8%)
Certificates of Deposit                (10%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

1 Day          (18%)
2-14 Days      (21%)
15-29 Days     (10%)
30-59 Days     (29%)
60-89 Days     (10%)
90-179 Days     (7%)
180-269 Days    (2%)
270+ Days       (3%)

----------
(1.) Portfolio allocation and maturity distribution and are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Trusts 7


                             Performance Highlights

                            WELLS FARGO ADVANTAGE MONEY MARKET TRUST (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2009)

                     6 Month*   1 Year   5 Year   10 Year
                     --------   ------   ------   -------
MONEY MARKET TRUST     0.22      1.08     3.38     3.29

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2009)

7-Day Current Yield     0.21%
7-Day Compound Yield    0.22%
30-Day Simple Yield     0.24%
30-Day Compound Yield   0.24%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.21%. As of August 31, 2009, amounts waived and/or reimbursed did not have a material impact on the Fund's contractual expense ratio, therefore the current yield and the yield without waived fees and/or reimbursed expenses are identical.

                   8 Wells Fargo Advantage Money Market Trusts


                             Performance Highlights

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

November 10, 1997

PORTFOLIO ALLOCATION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

Municipal Commercial Paper    (4%)
Municipal Bonds              (96%)

MATURITY DISTRIBUTION(1)
(AS OF AUGUST 31, 2009)

                                   (PIE CHART)

1 Day         (35%)
2-14 Days     (56%)
15-29 Days     (1%)
30-59 Days     (5%)
60-89 Days     (1%)
90-179 Days    (2%)

----------
(1.) Portfolio allocation and maturity distribution and are subject to change and may have changed since the date specified and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Trusts 9


                             Performance Highlights

          WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF AUGUST 31, 2009)

                                       6 Month*   1 Year   5 Year   10 Year
                                       --------   ------   ------   -------
NATIONAL TAX-FREE MONEY MARKET TRUST     0.18      0.98     2.37     2.26

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF AUGUST 31, 2009)

7-Day Current Yield     0.16%
7-Day Compound Yield    0.16%
30-Day Simple Yield     0.15%
30-Day Compound Yield   0.15%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.14%.

                  10 Wells Fargo Advantage Money Market Trusts


                                 Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from March 1, 2009 to August 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 Beginning        Ending         Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                               03-01-2009       08-31-2009    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
   Actual                                       $1,000.00      $1,001.60          $1.26               0.25%
   Hypothetical (5% Return before expenses)     $1,000.00      $1,023.95          $1.28               0.25%
MONEY MARKET TRUST
   Actual                                       $1,000.00      $1,002.20          $1.41               0.28%
   Hypothetical (5% Return before expenses)     $1,000.00      $1,023.79          $1.43               0.28%
NATIONAL TAX-FREE MONEY MARKET TRUST
   Actual                                       $1,000.00      $1,001.80          $1.11               0.22%
   Hypothetical (5% Return before expenses)     $1,000.00      $1,024.10          $1.12               0.22%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                  Wells Fargo Advantage Money Market Trusts 11


              Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COMMERCIAL PAPER: 6.51%
$     2,635,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                        0.25%        10/06/2009    $    2,635,000
      5,000,000   CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY ENVIRONMENTAL
                  IMPROVEMENT REVENUE BONDS                                               0.35         10/01/2009         5,000,000
        790,000   DSRD EDMUND RECREATIONAL WATER AUTHORITY                                0.30         11/05/2009           790,000
      4,200,000   GOLDEN GATE BRIDGE, HIGHWAY & TRANSPORTATION DISTRICT
                  (JPMORGAN CHASE BANK LOC)                                               0.35         10/08/2009         4,200,000
      1,500,000   LOS ANGELES DEPARTMENT OF AIRPORTS                                      0.35         09/03/2009         1,500,000
      2,500,000   LOS ANGELES METROPOLITAN TRANSPORTATION                                 0.35         11/06/2009         2,500,000
      5,800,000   SACRAMENTO MUD                                                          0.40         01/15/2010         5,800,000
      3,615,000   SAN DIEGO REGIONAL AIRPORT AUTHORITY                                    0.40         12/03/2009         3,615,000
      3,120,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                               0.35         01/13/2010         3,120,000
      1,575,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                               0.40         12/09/2009         1,575,000
      1,575,000   SAN FRANCISCO PUBLIC UTILITIES COMMISSION                               0.45         01/12/2010         1,575,000
      4,115,000   SAN JOAQUIN TRANSPORTATION AUTHORITY                                    0.32         09/08/2009         4,115,000

TOTAL COMMERCIAL PAPER (COST $36,425,000)                                                                                36,425,000
                                                                                                                     --------------
MUNICIPAL BONDS & NOTES: 93.60%

CALIFORNIA: 92.71%
      2,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  BERKELEYAN PROJECT A (OTHER REVENUE, FNMA INSURED)+/-ss                 0.33         05/15/2033         2,000,000
      1,500,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-ss                                                               0.55         07/01/2038         1,500,000
      2,665,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  JEWISH
                  HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-ss                                                               0.13         11/15/2035         2,665,000
      1,310,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MARIN COUNTRY DAY SCHOOL (PRIVATE SCHOOL REVENUE, US BANK
                  NA LOC)+/-ss                                                            0.20         07/01/2037         1,310,000
      5,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MENLO SCHOOL (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-ss                                                           0.18         09/01/2033         5,000,000
      3,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                           0.33         07/15/2035         3,000,000
      3,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                           0.33         09/15/2032         3,100,000
      2,175,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                           0.32         03/15/2037         2,175,000
      4,035,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT
                  REVENUE, LASALLE NATIONAL BANK NA LOC)+/-ss                             0.12         06/01/2037         4,035,000
      2,300,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  SAINT ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                               0.25         03/01/2037         2,300,000
      1,120,000   ALAMEDA CA PFA SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss            0.26         05/15/2035         1,120,000
      2,000,000   ANAHEIM CA HOUSING AUTHORITY COBBLESTONE APARTMENTS SERIES B
                  (MFHR, FNMA INSURED)+/-ss                                               0.35         03/15/2033         2,000,000
      6,765,000   ARCADIA CA USD CLASS A (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK INSURED)+/-ss                                                      0.39         08/01/2037         6,765,000
        911,500   ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)+/-ss                                                               0.54         08/01/2013           911,500
      2,280,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
                  FIRST SECURITY BANK LOC)+/-ss                                           0.82         09/01/2035         2,280,000
        290,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
                  CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE)+/-ss                    0.36         10/01/2020           290,000
      3,780,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA
                  INSTITUTE OF TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, GO OF INSTITUTION INSURED)+/-ss                                0.14         10/01/2036         3,780,000
      8,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
                  UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, SOVEREIGN BANK
                  FSB LOC)+/-ss                                                           1.17         11/01/2042         8,500,000
      6,250,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY LA
                  VERNE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH
                  BANK PLC LOC)+/-ss                                                      0.50         03/01/2038         6,250,000

                  12 Wells Fargo Advantage Money Market Trusts


              Portfolio of Investments--August 31, 2009 (Unaudited)


CALIFORNIA TAX-FREE MONEY MARKET TRUST


PRINCIPAL         SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
---------------   -------------                                                    ---------------   -------------   --------------
CALIFORNIA (continued)
$       800,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK INDIA
                  COMMUNITY CENTER (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                             0.12%          12/01/2036    $      800,000
        400,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
                  FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, MELLON BANK NA LOC)+/-ss                                     0.25           09/01/2036           400,000
      1,980,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS
                  RR II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss                 0.27           07/01/2030         1,980,000
      3,775,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  SAGE HILL SCHOOL PROJECT (OTHER REVENUE, AIB GROUP
                  LOC)+/-ss                                                             0.39           06/01/2038         3,775,000
      1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
                  IRISH BANK PLC LOC)+/-ss                                              0.43           10/01/2025         1,000,000
      3,825,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  ST. MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED
                  IRISH BANK PLC LOC)+/-ss                                              0.55           01/01/2038         3,825,000
      3,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY SERRA CATHOLIC SCHOOL
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss              0.55           05/01/2039         3,500,000
      2,150,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                  INCORPORATED PROJECT SERIES A (SOLID WASTE REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                         0.35           02/01/2019         2,150,000
      6,000,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C (IDR, JPMORGAN
                  CHASE BANK LOC)+/-ss                                                  0.15           11/01/2026         6,000,000
      1,125,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (RESOURCE RECOVERY
                  REVENUE, BANQUE NATIONALE PARIS LOC)+/-ss                             0.29           11/01/2017         1,125,000
      4,650,000   CALIFORNIA SCRIPPS HEALTH SERIES B (HEFAR, WACHOVIA BANK
                  LOC)+/-ss(q)                                                          0.16           10/01/2031         4,650,000
      4,775,000   CALIFORNIA SCRIPPS HEALTH SERIES F (HEFAR, NORTHERN TRUST
                  CORPORATION LOC)+/-ss                                                 0.16           10/01/2031         4,775,000
        100,000   CALIFORNIA SERIES B (HFFA REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                             0.12           09/01/2028           100,000
     11,500,000   CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, FIRST
                  SECURITY BANK LOC)+/-ss                                               0.65           11/15/2036        11,500,000
      4,410,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                  WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST
                  COMPANY NA LOC)+/-ss                                                  0.20           05/01/2022         4,410,000
     26,295,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
                  KBC BANK NV LOC)+/-ss                                                 0.10           05/01/2022        26,295,000
      1,820,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C13 (UTILITIES
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.50           05/01/2022         1,820,000
     11,800,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER REVENUE,
                  BANK OF NOVA SCOTIA LOC)+/-ss                                         0.15           05/01/2011        11,800,000
        115,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
                  FIRST SECURITY BANK INSURED)+/-ss                                     0.35           05/01/2017           115,000
        890,000   CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-ss                                                  0.27           06/01/2016           890,000
      3,565,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C11 (SALES TAX
                  REVENUE, BNP PARIBAS LOC)+/-ss                                        0.15           07/01/2023         3,565,000
        700,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C16 (SALES TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.75           07/01/2023           700,000
      2,750,000   CALIFORNIA STATE EDFA JOSEPH SCHMIDT PROJECT SERIES A
                  (IDR, BANQUE NATIONALE PARIS LOC)+/-ss                                0.47           12/01/2026         2,750,000
      5,900,000   CALIFORNIA STATE PREREFUNDED (OTHER REVENUE, FGIC INSURED)SS          5.75           10/01/2009         5,976,073
      2,175,000   CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC
                  INSURED)+/-ss                                                         0.64           04/01/2010         2,175,000
      3,500,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE,
                  CALYON BANK LOC)+/-ss                                                 0.20           05/01/2040         3,500,000
      7,175,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B4
                  (PROPERTY TAX REVENUE CITIBANK NA LOC)+/-ss                           0.22           05/01/2034         7,175,000
      8,300,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B5
                  (PROPERTY TAX REVENUE, CITIBANK NA LOC )+/-ss                         0.20           05/01/2034         8,300,000
      5,100,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                  INSURED)+/-ss                                                         0.42           07/01/2027         5,100,000
      6,755,000   CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B
                  (MFHR, FHLMC INSURED)+/-ss                                            0.36           11/01/2036         6,755,000
      2,455,000   CALIFORNIA STATEWIDE CDA BIRCHCREST APARTMENTS SERIES S
                  (MFHR, US BANK NA LOC)+/-ss                                           0.16           08/01/2032         2,455,000
      2,000,000   CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                              0.55           10/01/2038         2,000,000
      4,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C
                  (MFHR, FHLMC INSURED)+/-ss                                            0.30           01/01/2038         4,000,000
      1,195,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                  (MFHR, US BANK NA LOC)+/-ss                                           0.16           11/01/2031         1,195,000
        720,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                            0.16           12/01/2036           720,000
      4,660,000   CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS
                  SERIES A COLLATERALIZED BY FHLB (MFHR, EAST WEST BANK
                  LOC)+/-ss                                                             0.95           02/01/2028         4,660,000

                  Wells Fargo Advantage Money Market Trusts 13


              Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
---------------   -------------                                                    ---------------   -------------   --------------
CALIFORNIA (continued)
$     3,800,000   CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE, FNMA        0.33%          04/15/2035    $    3,800,000
                  INSURED)+/-ss
      3,900,000   CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL
                  SCHOOLS A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-ss                                                             0.50           05/01/2026         3,900,000
        790,000   CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                  0.12           07/01/2034           790,000
      2,100,000   CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-ss                                                  0.49           05/15/2018         2,100,000
      1,940,000   CALIFORNIA STATEWIDE CDA TIGER WOODS LEARNING FOUNDATION
                  (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss                 0.15           07/01/2036         1,940,000
        830,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC (MFHR,
                  FNMA INSURED)+/-ss                                                    0.33           11/15/2039           830,000
      3,605,000   CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW APARTMENTS SERIES E
                  (MFHR, FNMA INSURED)+/-ss                                             0.35           11/15/2035         3,605,000
      2,000,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                            0.52           06/01/2039         2,000,000
      1,755,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
                  INSURED)+/-ss                                                         0.31           10/15/2026         1,755,000
      1,300,000   CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94
                  (MFHR, FNMA INSURED)+/-ss                                             0.24           11/15/2022         1,300,000
      5,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 445 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.41           08/01/2032         5,000,000
      6,695,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-287
                  (OTHER REVENUE, MBIA INSURED)+/-ss                                    0.31           09/01/2037         6,695,000
      8,800,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600
                  (WATER REVENUE, FIRST SECURITY BANK LOC)+/-ss                         0.31           02/01/2038         8,800,000
        720,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.31           08/01/2028           720,000
        110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.31           08/01/2031           110,000
        110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
                  REVENUE, MBIA INSURED)+/-ss                                           0.31           08/01/2031           110,000
      2,155,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                0.31           08/01/2033         2,155,000
      1,200,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
                  REVENUE, MBIA INSURED)+/-ss                                           0.31           06/01/2031         1,200,000
        325,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500
                  (OTHER REVENUE, AMBAC INSURED)+/-ss                                   0.34           11/01/2038           325,000
      1,695,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525
                  (OTHER REVENUE, FGIC INSURED)+/-ss                                    0.31           06/01/2035         1,695,000
        705,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625
                  (OTHER REVENUE, AMBAC INSURED)+/-ss                                   0.31           06/01/2028           705,000
      3,205,000   EAST BAY CA MUD SERIES A1 (WATER REVENUE)+/-ss                        0.39           06/01/2026         3,205,000
      3,215,000   EAST BAY CA MUD SERIES A2 (WATER REVENUE)+/-ss                        0.39           06/01/2026         3,215,000
        895,000   EAST BAY CA MUD SUBSERIES C (SEWER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)+/-ss                                             0.40           06/01/2027           895,000
      5,905,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER COP
                  SERIES D (WATER REVENUE, LLOYDS BANK LOC)+/-ss                        0.16           07/01/2023         5,905,000
      2,890,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER COP
                  SERIES F (WATER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                0.24           07/01/2038         2,890,000
      2,810,000   EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY
                  SERIES A (LEASE REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-ss                                                             0.35           03/01/2036         2,810,000
      1,285,000   ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES B
                  (WATER & SEWER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss               0.50           07/01/2035         1,285,000
      7,425,000   GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT ROCS RR II
                  R-11519 (PROPERTY TAX REVENUE, CITY NATIONAL BANK LOC)+/-ss           0.42           08/01/2023         7,425,000
      7,705,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-ss                         2.15           02/01/2028         7,705,000
      4,875,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-ss                         2.15           02/01/2038         4,875,000
      3,120,000   HIGHLAND CA RDA JEFFREY COURT SENIOR APARTMENTS (MFHR, FHLB
                  INSURED)+/-ss                                                         0.80           03/01/2028         3,120,000
      3,100,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #07-22-A (OTHER REVENUE, KBC BANK NV LOC)+/-ss                        0.10           09/02/2032         3,100,000
        370,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #97-17 (OTHER REVENUE, STATE STREET BANK & TRUST LOC)+/-ss            0.10           09/02/2023           370,000
      2,325,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 364 (PROPERTY TAX
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss++                              0.27           08/01/2015         2,325,000

                  14 Wells Fargo Advantage Money Market Trusts


             Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
CALIFORNIA (continued)
$     3,935,000   JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3547 (WATER
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss++                              0.27%          07/01/2017    $    3,935,000
      4,710,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
                  SERIES A (MFHR, FNMA INSURED)+/-ss                                    0.21           02/15/2031         4,710,000
      2,000,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                  PROJECT SERIES C (HOUSING REVENUE, FNMA INSURED)+/-ss                 0.25           12/01/2026         2,000,000
      5,410,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
                  INSURED)+/-ss                                                         0.30           08/01/2018         5,410,000
      3,100,000   LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS
                  PROJECT (HOUSING REVENUE, HSBC USA NA LOC)+/-ss                       0.27           12/01/2038         3,100,000
      1,790,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                       0.55           12/01/2035         1,790,000
      3,280,000   LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                              0.55           09/01/2036         3,280,000
      1,075,000   LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                       0.55           07/01/2037         1,075,000
      2,525,000   LOS ANGELES CA DW&P ROCS RR II-11531 (WATER & SEWER REVENUE,
                  MBIA 0.42 INSURED)+/-ss                                               0.42           07/01/2025         2,525,000
      3,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE,
                  US BANK NA LOC)+/-ss                                                  0.20           07/01/2035         3,000,000
      2,600,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (ELECTRIC POWER &
                  LIGHT REVENUES)+/-ss                                                  0.20           07/01/2035         2,600,000
      6,275,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC)+/-ss                                                   0.15           07/01/2035         6,275,000
      6,600,000   LOS ANGELES CA USD COP ADMINISTRATION BUILDING PROJECT SERIES
                  A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.23           10/01/2024         6,600,000
      1,200,000   LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK OF
                  NOVA SCOTIA)+/-ss                                                     0.18           06/01/2028         1,200,000
      2,995,000   LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254 (OTHER REVENUE,
                  MBIA INSURED)+/-ss                                                    0.54           06/01/2013         2,995,000
      1,330,000   LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                          0.21           06/01/2032         1,330,000
        535,000   LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC)+/-ss                                         0.54           01/01/2014           535,000
      1,200,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                  SERIES C3 (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)+/-ss          0.17           07/01/2025         1,200,000
      1,450,000   MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION REVENUE,
                  STATE STREET BANK & TRUST LOC)+/-ss                                   0.14           10/01/2042         1,450,000
      2,860,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                  ALLOCATION REVENUE, AMBAC INSURED)+/-ss                               0.14           01/01/2031         2,860,000
      2,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA (WATER REVENUE,
                  CITIBANK NA LOC)+/-ss++                                               0.29           02/01/2015         2,000,000
      4,200,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS CLASS A
                  (WATER REVENUE, CITIBANK NA LOC)+/-ss                                 0.29           07/01/2037         4,200,000
        125,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                  SERIES C (WATER REVENUE )+/-ss                                        0.18           07/01/2027           125,000
      4,850,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES C
                  (WATER REVENUE, DEXIA INSURED)+/-ss                                   0.30           10/01/2029         4,850,000
      4,640,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
                  PROJECT A (OTHER REVENUE, SCOTIA BANK LOC)+/-ss                       0.20           09/01/2033         4,640,000
      7,400,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A
                  (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss             0.35           07/01/2032         7,400,000
     12,908,000   NORTHSTAR CA COMMUNITY HOUSING CORPORATION SERIES A (MFHR, US
                  BANK NA LOC)+/-ss                                                     0.39           06/01/2041        12,908,000
      1,050,000   OCEANSIDE CA ACE-SHADOW WAY (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                         0.26           03/01/2049         1,050,000
      3,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT ISSUE G SERIES 1
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                  0.23           11/15/2028         3,000,000
     12,600,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES B ALISO
                  CREEK PROJECT (HOUSING REVENUE, FHLMC LOC)+/-ss                       0.15           11/01/2022        12,600,000
        830,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
                  POINT PROJECT (HOUSING REVENUE, FHLMC LOC)+/-ss                       0.24           12/01/2022           830,000
      5,000,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B (LEASE
                  REVENUE)+/-ss                                                         0.18           08/01/2030         5,000,000
      1,290,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                             0.21           02/01/2035         1,290,000
      2,640,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss         0.21           03/01/2037         2,640,000
      1,000,000   RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC)+/-ss                                         0.16           04/01/2016         1,000,000

                  Wells Fargo Advantage Money Market Trusts 15


             Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
CALIFORNIA (continued)
$    10,000,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                  LOC)+/-ss                                                             0.55%          02/01/2035    $   10,000,000
      1,110,000   ROSEVILLE CA SPECIAL TAX COMMUNITY DISTRICT #1 HIGHLAND
                  PREREFUNDED (SPECIAL TAX REVENUE)SS                                   6.30           09/01/2025         1,132,200
      1,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                         0.24           07/15/2029         1,000,000
      3,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK
                  APARTMENT SERIES I (HOUSING REVENUE, FNMA INSURED)+/-ss               0.32           05/15/2034         3,000,000
        860,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART
                  APARTMENTS ISSUE E (HOUSING REVENUE, FHLMC INSURED)+/-ss              0.36           05/01/2042           860,000
      4,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY OAK VALLEY APARTMENTS
                  SERIES D (MFHR, FNMA INSURED)+/-ss                                    0.41           02/15/2031         4,000,000
      1,855,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                  PROJECT ISSUE A (MFHR, FHLMC INSURED)+/-ss                            0.31           12/01/2022         1,855,000
      2,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  ROCS RR II 11579 (SEWER REVENUE, CITIBANK NA LOC)+/-ss                0.42           12/01/2035         2,000,000
      2,325,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SERIES D (SEWER REVENUE, BANK OF AMERICA NA LOC)+/-ss                 0.12           12/01/2039         2,325,000
      5,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE,
                  CREDIT AGRICOLE INDOSUEZ LOC)+/-ss                                    0.23           12/01/2030         5,000,000
      1,500,000   SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE,
                  FNMA INSURED)+/-ss                                                    0.25           02/15/2027         1,500,000
      2,690,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                  SERIES 37D (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss              0.65           05/01/2030         2,690,000
        845,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES B
                  (AIRPORT REVENUE)+/-ss                                                0.75           09/15/2010           845,000
      2,375,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE
                  CENTER (LEASE REVENUE, STATE STREET BANK & TRUST LOC)+/-ss            0.21           04/01/2030         2,375,000
      2,135,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
                  SERIES B (MFHR, CITIBANK NA LOC)+/-ss                                 0.43           03/01/2036         2,135,000
      7,500,000   SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE CENTER SERIES B1
                  (HOUSING REVENUE, FHLMC INSURED)+/-ss                                 0.27           12/01/2017         7,500,000
      4,250,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                             0.26           08/01/2032         4,250,000
      2,385,000   SAN FRANCISCO CITY & COUNTY RDA COMMUNITY FACILITIES DISTRICT
                  # 4 (ECONOMIC DEVELOPMENT REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                             0.25           08/01/2031         2,385,000
      1,240,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR, FNMA
                  INSURED)+/-ss                                                         0.43           02/01/2038         1,240,000
      1,500,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (HOUSING
                  REVENUE, BANK OF NEW YORK LOC)+/-ss                                   0.40           08/01/2035         1,500,000
      2,500,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA
                  INSURED)+/-ss                                                         0.41           09/15/2032         2,500,000
        995,000   SANTA CLARA CA SUBSERIES B (ELECTRIC REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)+/-ss                                             0.35           07/01/2027           995,000
      2,025,000   SEQUOIA CA UNIVERSITY HIGH SCHOOL DISTRICT (OTHER REVENUE,
                  FIRST SECURITY BANK LOC)+/-ss                                         0.54           07/01/2014         2,025,000
      4,000,000   SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT (ELECTRIC REVENUE,
                  KBC BANK NV LOC)+/-ss                                                 0.21           07/01/2036         4,000,000
      1,285,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                  REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss             0.90           07/01/2019         1,285,000
      2,700,000   TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE,
                  US BANK NA LOC)+/-ss                                                  0.14           07/01/2033         2,700,000
      3,200,000   UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
                  REVENUE, FNMA INSURED)+/-ss                                           0.25           07/15/2029         3,200,000
      3,440,000   UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
                  SECURITY BANK LOC)+/-ss                                               0.39           05/15/2038         3,440,000
        520,000   UNIVERSITY OF CALIFORNIA SERIES 2475 (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-ss                                                  0.27           05/15/2014           520,000
      6,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING
                  REVENUE, EAST WEST BANK LOC)+/-ss                                     0.24           08/01/2037         6,000,000
      2,000,000   WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                          0.28           12/01/2038         2,000,000
      1,500,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-12225
                  (PROPERTY TAX REVENUE, CITIBANK NA LOC)+/-ss                          0.39           08/01/2032         1,500,000
                                                                                                                        518,737,773
                                                                                                                     --------------
OTHER: 0.40%
      2,210,000   BB&T MUNICIPAL TRUST (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)+/-ss                                                             0.30        08/01/2034            2,210,000
                                                                                                                     --------------

                  16 Wells Fargo Advantage Money Market Trusts


              Portfolio of Investments--August 31, 2009 (Unaudited)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
PUERTO RICO: 0.49%
$       153,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A
                  (SALES TAX REVENUE, AMBAC INSURED)+/-ss                               0.32%          08/01/2049    $      153,000
      2,605,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  SERIES A (FUEL SALES TAX REVENUE, SCOTIABANK LOC)+/-ss                0.45           07/01/2028         2,605,000
                                                                                                                          2,758,000
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $523,705,773)                                                                       523,705,773
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $560,130,773)*                                                      100.11%                                    $  560,130,773
OTHER ASSETS AND LIABILITIES, NET                                          (0.11)                                          (594,876)
                                                                          ------                                     --------------
TOTAL NET ASSETS                                                          100.00%                                    $  559,535,897
                                                                          ======                                     ==============

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(q)  Credit enhancement is provided by an affiliate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Trusts 17


             Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
CERTIFICATES OF DEPOSIT: 10.17%
$     5,000,000   ABBEY NATIONAL TREASURY SERVICES+/-                                   0.72%          05/05/2010    $    5,007,380
      9,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                            0.45           10/01/2009         9,000,000
     11,000,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                            0.45           10/05/2009        11,000,104
      1,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                      0.91           09/02/2009         1,000,012
      1,000,000   BANK OF NOVA SCOTIA (HOUSTON)+/-                                      0.89           09/08/2009         1,000,084
     20,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                       1.40           11/04/2009        20,000,000
     10,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                       0.51           04/07/2010        10,000,000
      5,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                       1.16           06/24/2010         5,000,000
     12,000,000   BNP PARIBAS (NEW YORK)                                                0.77           11/12/2009        12,000,000
     25,000,000   CALYON (NEW YORK)                                                     0.82           09/02/2009        25,000,007
      6,000,000   CALYON (NEW YORK)                                                     0.66           02/01/2010         6,000,000
      5,000,000   CALYON (NEW YORK)                                                     0.61           02/05/2010         5,000,434
     10,000,000   CALYON (NEW YORK)                                                     0.55           03/22/2010        10,002,795
     15,000,000   CREDIT AGRICOLE SA                                                    0.43           09/03/2009        15,000,000
      5,000,000   INTESA SANPAOLO SPA                                                   0.37           09/18/2009         5,000,094
      9,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                     0.56           05/10/2010         9,000,000
     16,000,000   LLOYDS TSB BANK PLC (NEW YORK)+/-                                     0.75           07/26/2010        16,000,000
     13,000,000   NATIONAL BANK CANADA (NEW YORK)                                       0.30           11/24/2009        13,000,000
     15,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                      0.75           11/09/2009        15,000,000
     12,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                    0.90           10/01/2009        12,000,000
     19,000,000   SOCIETE GENERALE (NEW YORK)+/-                                        0.43           04/05/2010        19,000,000
     14,000,000   SOCIETE GENERALE (NEW YORK)+/-ss                                      0.37           05/05/2011        14,000,000
      5,000,000   SVENSKA HANDELSBANKEN (NEW YORK)                                      0.35           09/17/2009         5,000,066
     19,000,000   UNICREDITO ITALIANO (NEW YORK)+/-                                     0.82           10/14/2009        19,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $262,010,976)                                                                       262,010,976
                                                                                                                     --------------
COMMERCIAL PAPER: 57.88%
      2,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                 0.25           09/21/2009         1,999,716
      2,000,000   ABN-AMRO NORTH AMERICA INCORPORATED##                                 0.23           09/24/2009         1,999,706
      2,000,000   ACTS RETIREMENT-LIFE##                                                0.65           10/01/2009         1,998,917
      3,000,000   ALLIED IRISH BANKS NA##++                                             0.42           09/03/2009         2,999,930
     11,000,000   ALLIED IRISH BANKS NA##++                                             0.42           09/04/2009        10,999,615
      5,000,000   ALLIED IRISH BANKS NA##++                                             0.42           09/08/2009         4,999,592
      8,000,000   AMSTEL FUNDING CORPORATION##++(p)                                     1.85           09/04/2009         7,998,767
      4,000,000   AMSTEL FUNDING CORPORATION##++(p)                                     1.80           09/09/2009         3,998,400
      8,000,000   AMSTEL FUNDING CORPORATION##++(p)                                     1.85           09/14/2009         7,994,656
      6,000,000   AMSTEL FUNDING CORPORATION##++(p)                                     1.78           09/18/2009         5,994,957
     11,000,000   AMSTEL FUNDING CORPORATION##++(p)                                     1.78           09/22/2009        10,988,578
      4,000,000   AMSTEL FUNDING CORPORATION##++(p)                                     1.78           09/23/2009         3,995,649
      5,000,000   AMSTEL FUNDING CORPORATION##++(p)                                     1.75           09/24/2009         4,994,410
      2,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                  0.37           10/05/2009         1,999,301
      5,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                  0.27           10/07/2009         4,998,650
      1,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                  0.38           10/07/2009           999,620
      5,000,000   AMSTERDAM FUNDING CORPORATION##++(p)                                  0.31           11/04/2009         4,997,244
      2,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                 0.30           09/01/2009         2,000,000
      2,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                 0.30           09/02/2009         1,999,983
      1,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                 0.37           09/09/2009           999,918
      7,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                 0.25           09/24/2009         6,998,882
      5,000,000   ANTALIS US FUNDING CORPORATION##++(p)                                 0.38           10/26/2009         4,997,097
      5,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##++                                0.57           09/08/2009         4,999,446
      3,000,000   ARABELLA FINANCE LLC##++(p)                                           0.71           09/04/2009         2,999,823
      5,000,000   ASB FINANCE LIMITED (LONDON)##++                                      0.95           09/01/2009         5,000,000
      9,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                     0.63           11/02/2009         9,000,000
      8,000,000   ASB FINANCE LIMITED (LONDON)+/-++                                     0.58           11/18/2009         8,000,000
      2,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                      0.32           09/01/2009         2,000,000

                  18 Wells Fargo Advantage Money Market Trusts


             Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COMMERCIAL PAPER (continued)
$     4,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                      1.10%          09/18/2009    $    3,997,922
      1,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                      0.34           09/28/2009           999,745
     10,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                      0.27           10/02/2009         9,997,675
      7,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                      0.30           11/06/2009         6,996,150
      6,000,000   ATLANTIS ONE FUNDING##++(p)                                           0.30           10/19/2009         5,997,600
      5,000,000   ATLANTIS ONE FUNDING##++(p)                                           0.32           10/19/2009         4,997,867
     11,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                     1.02           11/04/2009        10,980,053
      2,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                     1.02           11/06/2009         1,996,260
      3,000,000   BANCO BILBAO VIZCAYA (LONDON)##++                                     1.02           11/10/2009         2,994,050
      4,000,000   BANK OF AMERICA NA##                                                  0.33           11/23/2009         3,996,957
        500,000   BANK OF AMERICA NA##                                                  0.65           02/16/2010           498,483
      4,000,000   BANK OF MONTREAL##                                                    0.34           10/02/2009         3,998,829
      9,000,000   BANK OF MONTREAL##                                                    0.34           10/08/2009         8,996,855
      2,000,000   BASF SE CORPORATION##++                                               0.52           01/14/2010         1,996,100
     10,000,000   BNZ INTERNATIONAL FUNDING##++                                         0.30           11/03/2009         9,994,750
      4,000,000   BNZ INTERNATIONAL FUNDING##++                                         0.45           11/09/2009         3,996,550
      8,000,000   CAFCO LLC##++(p)                                                      0.29           09/17/2009         7,998,969
     10,000,000   CAFCO LLC##++(p)                                                      0.29           09/23/2009         9,998,258
      2,000,000   CAFCO LLC##++(p)                                                      0.30           11/19/2009         1,998,683
      5,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                               0.65           09/22/2009         4,998,104
      9,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                               0.65           10/02/2009         8,994,963
      5,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                               0.47           11/06/2009         4,995,692
      5,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                               0.47           11/10/2009         4,995,431
     16,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                               0.95           12/23/2009        15,952,289
      5,000,000   CANCARA ASSET SECURITIZATION LLC##++(p)                               0.95           12/29/2009         4,984,299
     10,000,000   CHARTA LLC##++(p)                                                     0.29           09/17/2009         9,998,711
      7,000,000   CHARTA LLC##++(p)                                                     0.40           10/06/2009         6,997,278
     30,000,000   CHARTA LLC##++(p)                                                     0.38           10/15/2009        29,986,067
     15,000,000   CIESCO LLC##++(p)                                                     0.40           09/14/2009        14,997,833
      1,000,000   CIESCO LLC##++(p)                                                     0.25           10/02/2009           999,785
      2,000,000   CIESCO LLC##++(p)                                                     0.33           10/08/2009         1,999,322
      8,000,000   CIESCO LLC##++(p)                                                     0.35           10/09/2009         7,997,044
      1,000,000   CITIBANK CREDIT CARD ISSUE TRUST##++(p)                               0.27           09/14/2009           999,903
      4,000,000   CITIBANK CREDIT CARD ISSUE TRUST##++(p)                               0.40           11/19/2009         3,996,489
      2,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                0.25           09/01/2009         2,000,000
      8,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                0.25           09/11/2009         7,999,444
      5,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                0.23           09/25/2009         4,999,233
     13,000,000   CLIPPER RECEIVABLES COMPANY LLC##++(p)                                0.30           10/07/2009        12,996,100
      7,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                              0.65           10/13/2009         6,994,692
      5,500,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                              0.65           11/02/2009         5,493,843
      8,000,000   CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                              0.68           12/01/2009         7,986,249
     20,000,000   CRC FUNDING LLC##++(p)                                                0.38           10/15/2009        19,990,711
      2,000,000   CRC FUNDING LLC##++(p)                                                0.32           11/17/2009         1,998,631
      2,000,000   CRC FUNDING LLC##++(p)                                                0.30           11/19/2009         1,998,683
      7,000,000   CRC FUNDING LLC##++(p)                                                0.30           11/23/2009         6,995,158
      1,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                    0.40           09/22/2009           999,767
      5,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                    0.70           10/01/2009         4,997,083
      4,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                    0.65           10/13/2009         3,996,967
     17,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                    0.60           11/05/2009        16,981,583
      3,000,000   CROWN POINT CAPITAL COMPANY##++(p)                                    0.55           11/20/2009         2,996,333
      7,000,000   DANSKE CORPORATION##++                                                0.34           09/25/2009         6,998,413
      1,000,000   DANSKE CORPORATION##++                                                0.53           01/15/2010           997,998
     16,000,000   DEXIA DELAWARE LLC##                                                  0.26           09/01/2009        16,000,000
     10,000,000   DNB NOR BANK ASA##++                                                  0.77           09/08/2009         9,998,513
      4,000,000   DNB NOR BANK ASA##++                                                  0.75           09/09/2009         3,999,333

                  Wells Fargo Advantage Money Market Trusts 19


             Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COMMERCIAL PAPER (continued)
$     1,000,000   E.ON AG##++                                                           0.70%          09/03/2009    $      999,961
      6,000,000   E.ON AG##++                                                           0.67           10/01/2009         5,996,650
      4,000,000   E.ON AG##++                                                           0.59           11/02/2009         3,995,936
      2,000,000   EBBETS FUNDING LLC##++(p)                                             0.80           09/10/2009         1,999,600
      3,000,000   EBBETS FUNDING LLC##++(p)                                             0.80           09/29/2009         2,998,133
      2,000,000   EBBETS FUNDING LLC##++(p)                                             0.80           10/01/2009         1,998,667
      1,000,000   EBBETS FUNDING LLC##++(p)                                             0.70           10/26/2009           998,931
     10,000,000   EKSPORTFINANS ASA##++                                                 1.50           09/02/2009         9,999,584
     30,000,000   EKSPORTFINANS ASA##++                                                 0.40           10/20/2009        29,983,667
     20,000,000   ENTERPRISE FUNDING LLC##++(p)                                         0.36           09/14/2009        19,997,400
      2,000,000   ENTERPRISE FUNDING LLC##++(p)                                         0.31           10/05/2009         1,999,414
      8,000,000   ENTERPRISE FUNDING LLC##++(p)                                         0.30           12/22/2009         7,992,533
      1,000,000   ENTERPRISE FUNDING LLC##++(p)                                         0.42           01/11/2010           998,460
      4,000,000   ERASMUS CAPITAL CORPORATION##++(p)                                    0.30           09/15/2009         3,999,533
      2,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                    0.21           09/23/2009         1,999,743
      8,000,000   FAIRWAY FINANCE CORPORATION##++(p)                                    0.30           11/03/2009         7,995,800
      3,000,000   FORTIS BANQUE LUXEMBOURG##                                            0.26           09/11/2009         2,999,783
      8,000,000   FORTIS FUNDING LLC##++                                                0.25           09/14/2009         7,999,278
      7,000,000   FORTIS FUNDING LLC##++                                                0.27           09/28/2009         6,998,583
      2,500,000   GDF SUEZ##++                                                          0.27           09/15/2009         2,499,738
      6,000,000   GDF SUEZ##++                                                          0.22           09/16/2009         5,999,450
      2,000,000   GDF SUEZ##++                                                          0.26           09/16/2009         1,999,788
      4,000,000   GDF SUEZ##++                                                          0.23           10/01/2009         3,999,233
      5,000,000   GDF SUEZ##++                                                          0.23           10/05/2009         4,998,914
      2,000,000   GEMINI SECURITIZATION CORPORATION LLC##++(p)                          0.24           09/02/2009         1,999,987
      3,000,000   GOTHAM FUNDING CORPORATION##++(p)                                     0.24           09/01/2009         3,000,000
      5,000,000   GOTHAM FUNDING CORPORATION##++(p)                                     0.24           09/02/2009         4,999,967
      2,000,000   GOTHAM FUNDING CORPORATION##++(p)                                     0.25           09/09/2009         1,999,889
      3,000,000   GOTHAM FUNDING CORPORATION##++(p)                                     0.22           09/22/2009         2,999,615
      2,000,000   GOTHAM FUNDING CORPORATION##++(p)                                     0.23           09/22/2009         1,999,732
     10,000,000   GOVCO LLC##++(p)                                                      0.37           10/19/2009         9,995,067
      2,000,000   GOVCO LLC##++(p)                                                      0.35           10/27/2009         1,998,911
      1,000,000   GOVCO LLC##++(p)                                                      0.37           11/12/2009           999,260
      4,000,000   GOVCO LLC##++(p)                                                      0.29           11/24/2009         3,997,293
      3,000,000   GRAMPIAN FUNDING LLC##++(p)                                           0.72           10/02/2009         2,998,140
      8,000,000   GRAMPIAN FUNDING LLC##++(p)                                           0.66           10/07/2009         7,994,720
      4,000,000   GRAMPIAN FUNDING LLC##++(p)                                           0.63           10/09/2009         3,997,340
      5,000,000   GRAMPIAN FUNDING LLC##++(p)                                           0.65           10/21/2009         4,995,486
     10,000,000   GRAMPIAN FUNDING LLC##++(p)                                           0.63           10/27/2009         9,990,200
      6,000,000   GRAMPIAN FUNDING LLC##++(p)                                           0.54           11/24/2009         5,992,440
      9,000,000   ICICI BANK LIMITED##                                                  0.38           09/30/2009         8,997,245
      2,000,000   ING USA FUNDING LLC##                                                 0.17           09/25/2009         1,999,773
      5,000,000   ING USA FUNDING LLC##                                                 0.50           12/08/2009         4,993,194
      6,000,000   IRISH LIFE & PERMANENT##++                                            0.58           09/01/2009         6,000,000
      6,000,000   IRISH LIFE & PERMANENT##++                                            0.58           09/03/2009         5,999,807
      5,000,000   IRISH LIFE & PERMANENT##++                                            0.54           09/04/2009         4,999,775
      5,000,000   IRISH LIFE & PERMANENT##++                                            0.54           09/08/2009         4,999,475
      2,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                 0.31           09/02/2009         1,999,983
      1,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                 0.23           09/09/2009           999,949
      2,000,000   KITTY HAWK FUNDING CORPORATION##++(p)                                 0.30           10/20/2009         1,999,183
      1,000,000   LEXINGTON PARKER CAPITAL##++(p)                                       0.40           09/01/2009         1,000,000
     24,000,000   LEXINGTON PARKER CAPITAL##++(p)                                       0.75           09/22/2009        23,989,500
     17,000,000   LEXINGTON PARKER CAPITAL##++(p)                                       0.65           10/14/2009        16,986,801
      4,000,000   LEXINGTON PARKER CAPITAL##++(p)                                       0.65           11/03/2009         3,995,450
     10,000,000   LIBERTY STREET FUNDING LLC##++(p)                                     0.37           09/18/2009         9,998,253

                  20 Wells Fargo Advantage Money Market Trusts


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COMMERCIAL PAPER (CONTINUED)
$    25,000,000   LMA AMERICAS LLC##++(p)                                                0.33%         10/27/2009    $   24,987,167
      2,000,000   LOS ANGELES DEPARTMENT OF AIRPORTS##                                   0.55          09/03/2009         1,999,939
      1,000,000   MARKET STREET FUNDING LLC##++(p)                                       0.20          09/23/2009           999,878
      8,000,000   MARKET STREET FUNDING LLC##++(p)                                       0.22          09/23/2009         7,998,924
      1,000,000   MATCHPOINT MASTER TRUST##++(p)                                         0.25          09/08/2009           999,951
     16,000,000   MATCHPOINT MASTER TRUST##++(p)                                         0.22          09/28/2009        15,997,360
      4,000,000   MATCHPOINT MASTER TRUST##++(p)                                         0.35          10/05/2009         3,998,678
      5,000,000   METLIFE SHORT TERM FUND##++                                            1.00          09/01/2009         5,000,000
      1,000,000   METLIFE SHORT TERM FUND##++                                            0.34          09/09/2009           999,924
      5,000,000   METLIFE SHORT TERM FUND##++                                            0.90          09/17/2009         4,998,000
     18,000,000   METLIFE SHORT TERM FUND##++                                            0.79          10/19/2009        17,981,040
     15,000,000   METLIFE SHORT TERM FUND##++                                            0.80          10/20/2009        14,983,667
      4,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                  0.29          09/08/2009         3,999,774
      7,000,000   MONT BLANC CAPITAL CORPORATION##++(p)                                  0.24          10/07/2009         6,998,320
      2,000,000   MONTGOMERY COUNTY MD                                                   0.30          10/06/2009         2,000,000
      5,000,000   NATIONWIDE BUILDING SOCIETY##++(p)                                     0.56          09/18/2009         4,998,678
     21,000,000   NATIONWIDE BUILDING SOCIETY##++(p)                                     0.47          10/27/2009        20,984,647
      7,000,000   NATIONWIDE BUILDING SOCIETY##++(p)                                     0.37          11/27/2009         6,993,741
      5,500,000   NATIONWIDE BUILDING SOCIETY##++(p)                                     0.37          11/30/2009         5,494,913
      2,000,000   NATIONWIDE BUILDING SOCIETY##++(p)                                     0.38          11/30/2009         1,998,100
     22,000,000   NATIXIS COMMERCIAL PAPER##++                                           0.24          09/02/2009        21,999,853
     11,000,000   NATIXIS US FINANCE COMPANY##                                           0.24          09/01/2009        11,000,000
      8,000,000   NATIXIS US FINANCE COMPANY##                                           0.24          09/04/2009         7,999,840
      8,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.35          10/23/2009         7,995,956
      2,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                         0.32          11/17/2009         1,998,631
      2,000,000   OAKLAND-ALAMEDA COUNTY                                                 0.75          09/01/2009         2,000,000
      2,440,000   PORT OF OAKLAND CA##                                                   0.65          09/09/2009         2,439,648
      3,000,000   PRUDENTIAL PLC##++                                                     0.56          10/08/2009         2,998,273
     10,000,000   PRUDENTIAL PLC##++                                                     0.45          10/13/2009         9,994,750
     35,000,000   PRUDENTIAL PLC##++                                                     0.44          10/15/2009        34,981,178
      3,000,000   RANGER FUNDING COMPANY LLC##++(p)                                      0.30          10/13/2009         2,998,950
      6,000,000   RANGER FUNDING COMPANY LLC##++(p)                                      0.34          12/02/2009         5,994,787
      8,000,000   REGENCY MARKETS # 1 LLC##++(p)                                         0.26          09/10/2009         7,999,480
      2,000,000   REGENCY MARKETS # 1 LLC##++(p)                                         0.25          09/15/2009         1,999,806
      7,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.40          09/15/2009         6,998,911
      3,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.63          09/21/2009         2,998,950
      4,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.38          10/27/2009         3,997,636
      2,000,000   RHEIN-MAIN SECURITIZATION LIMITED##++(p)                               0.50          11/20/2009         1,997,778
      6,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.45          09/29/2009         5,997,900
      2,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.55          09/29/2009         1,999,144
      3,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.50          11/12/2009         2,997,000
      2,000,000   RHEINGOLD SECURITIZATION##++(p)                                        0.43          12/01/2009         1,997,826
      1,000,000   ROMULUS FUNDING CORPORATION##++(p)                                     0.70          09/01/2009         1,000,000
      1,000,000   ROMULUS FUNDING CORPORATION##++(p)                                     0.64          09/16/2009           999,733
      1,000,000   ROMULUS FUNDING CORPORATION##++(p)                                     0.50          09/23/2009           999,694
      1,000,000   ROMULUS FUNDING CORPORATION##++(p)                                     0.55          09/29/2009           999,572
      2,000,000   SANPAOLO IMI US FINANCIAL COMPANY##                                    0.41          10/30/2009         1,998,656
     11,000,000   SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##            0.65          12/02/2009        10,981,728
      8,000,000   SCALDIS CAPITAL LLC##++(p)                                             0.30          09/03/2009         7,999,866
     11,000,000   SCALDIS CAPITAL LLC##++(p)                                             0.30          09/10/2009        10,999,175
      7,000,000   SCALDIS CAPITAL LLC##++(p)                                             0.30          09/14/2009         6,999,242
      2,000,000   SCALDIS CAPITAL LLC##++(p)                                             0.30          09/15/2009         1,999,767
      2,000,000   SHEFFIELD RECEIVABLES##++(p)                                           0.35          10/05/2009         1,999,339
      4,000,000   SOLITAIRE FUNDING LLC##++(p)                                           0.28          09/21/2009         3,999,378
      3,000,000   SOLITAIRE FUNDING LLC##++(p)                                           0.33          10/20/2009         2,998,653
      5,000,000   SOLITAIRE FUNDING LLC##++(p)                                           0.40          11/17/2009         4,995,722

                  Wells Fargo Advantage Money Market Trusts 21


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COMMERCIAL PAPER (CONTINUED)
$     1,000,000   SOLITAIRE FUNDING LLC##++(p)                                           0.38%         11/24/2009    $      999,113
      5,000,000   STADSHYPOTEK DELAWARE##++                                              0.43          09/30/2009         4,998,268
      3,260,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.37          09/04/2009         3,259,899
      7,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.35          10/09/2009         6,997,414
      1,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.25          11/04/2009           999,556
      1,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.28          11/05/2009           999,494
      2,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.28          11/06/2009         1,998,973
      3,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.26          11/20/2009         2,998,267
      7,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.26          11/24/2009         6,995,753
      2,000,000   STRAIGHT-A FUNDING LLC##++(p)                                          0.25          11/25/2009         1,998,819
      2,000,000   SURREY FUNDING CORPORATION##++(p)                                      0.26          09/10/2009         1,999,870
     10,000,000   SURREY FUNDING CORPORATION##++(p)                                      0.30          10/09/2009         9,996,833
      5,200,000   SWEDBANK AB##++                                                        0.54          12/02/2009         5,192,824
      4,000,000   SWEDBANK AB##++                                                        0.55          12/22/2009         3,993,156
      9,000,000   SWEDBANK AB##++                                                        0.87          02/09/2010         8,964,983
      9,000,000   SWEDBANK AB##++                                                        0.89          02/16/2010         8,962,620
      8,000,000   TASMAN FUNDING INCORPORATED##++(p)                                     0.95          09/04/2009         7,999,367
      7,000,000   TASMAN FUNDING INCORPORATED##++(p)                                     0.35          10/14/2009         6,997,074
      5,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.25          09/04/2009         4,999,896
      4,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.38          10/13/2009         3,998,227
     15,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.35          10/19/2009        14,993,000
      1,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.28          11/09/2009           999,463
      1,000,000   THAMES ASSET GLOBAL SECURITIZATION##++(p)                              0.31          11/09/2009           999,406
      5,000,000   TICONDEROGA FUNDING LLC##++(p)                                         0.23          09/30/2009         4,999,074
      9,000,000   TOYOTA CREDIT PUERTO RICO##                                            0.35          10/14/2009         8,996,238
      9,000,000   TOYOTA CREDIT PUERTO RICO##                                            0.35          10/15/2009         8,996,150
      7,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                      0.31          09/04/2009         6,999,819
      2,000,000   TULIP FUNDING CORPORATION##++(p)                                       0.25          09/01/2009         2,000,000
      4,000,000   TULIP FUNDING CORPORATION##++(p)                                       0.22          09/28/2009         3,999,340
      9,000,000   TULIP FUNDING CORPORATION##++(p)                                       0.38          10/13/2009         8,996,010
      9,000,000   UBS FINANCE DELAWARE LLC##                                             0.70          09/14/2009         8,997,725
     21,000,000   UBS FINANCE DELAWARE LLC##                                             0.55          10/28/2009        20,981,712
     13,000,000   UBS FINANCE DELAWARE LLC##                                             0.72          12/04/2009        12,975,560
      3,000,000   UBS FINANCE DELAWARE LLC##                                             0.60          12/30/2009         2,994,000
     13,000,000   UNICREDIT DELAWARE INCORPORATED##++                                    0.90          12/09/2009        12,967,825
      2,000,000   UNICREDIT DELAWARE INCORPORATED##++                                    0.60          12/21/2009         1,996,300
      4,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                0.55          09/14/2009         3,999,206
      9,000,000   UNICREDITO ITALIANO BANK OF IRELAND##++                                0.73          11/03/2009         8,988,503
      1,000,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY                               0.22          09/23/2009         1,000,000
      1,000,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY                               0.22          09/24/2009         1,000,000
      4,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                 0.50          09/01/2009         4,000,000
      3,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                 0.50          09/02/2009         2,999,958
      3,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                 0.45          09/03/2009         2,999,925
      1,000,000   VERSAILLES COMMERCIAL PAPER LLC##++(p)                                 0.45          09/04/2009           999,963
     17,293,569   VICTORIA FINANCE LLC+/-++####(a)(i)(p)                                 4.82          01/17/2008         8,819,720
      7,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25          09/04/2009         6,999,854
      1,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25          09/08/2009           999,951
      2,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25          09/09/2009         1,999,888
      2,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25          09/11/2009         1,999,861
      2,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25          09/14/2009         1,999,819
      2,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.25          09/15/2009         1,999,806
      2,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.23          09/24/2009         1,999,706
      3,000,000   VICTORY RECEIVABLES CORPORATION##++(p)                                 0.22          09/25/2009         2,999,560
      2,000,000   WESTPAC SECURITIES NZ LIMITED##++                                      0.60          09/14/2009         1,999,567
      6,000,000   WESTPAC SECURITIES NZ LIMITED##++                                      0.40          09/15/2009         5,999,067

                  22 Wells Fargo Advantage Money Market Trusts


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COMMERCIAL PAPER (CONTINUED)
$     2,000,000   WESTPAC SECURITIES NZ LIMITED##++                                      0.38%         10/02/2009    $    1,999,346
      4,000,000   WESTPAC SECURITIES NZ LIMITED##++                                      0.36          10/06/2009         3,998,600
      8,000,000   WESTPAC SECURITIES NZ LIMITED+/-++                                     0.44          08/20/2010         8,000,000
      3,000,000   WINDMILL FUNDING CORPORATION##++(p)                                    0.33          10/22/2009         2,998,598
      2,000,000   YORKTOWN CAPITAL LLC##++(p)                                            0.34          12/02/2009         1,998,262
      7,000,000   YORKTOWN CAPITAL LLC##++(p)                                            0.28          12/16/2009         6,994,229
      3,000,000   YORKTOWN CAPITAL LLC##++(p)                                            0.31          12/16/2009         2,997,262
TOTAL COMMERCIAL PAPER (COST $1,500,337,737)                                                                          1,491,863,973
                                                                                                                     --------------
CORPORATE BONDS & NOTES: 7.27%
      1,470,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                     0.40          11/15/2029         1,470,000
     12,000,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-            0.42          02/05/2010        12,000,000
     27,500,000   BANK OF IRELAND+/-++                                                   0.89          10/02/2009        27,500,000
     23,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++           0.46          09/10/2009        23,000,000
      7,000,000   CITIBANK NA+/-                                                         0.65          09/30/2010         7,000,000
     20,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.75          06/04/2010        20,000,000
      9,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                     0.71          06/24/2010         9,000,000
      3,000,000   CREDIT SUISSE USA INCORPORATED+/-                                      0.75          01/15/2010         3,003,099
        995,000   GBG LLC+/-ss++                                                         0.50          09/01/2027           995,000
     14,000,000   HSBC USA INCORPORATED+/-                                               0.93          10/15/2009        14,000,000
      7,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-++                               0.63          09/25/2009         7,000,000
      1,980,000   LTF REAL ESTATE VRDN I LLC+/-ss++                                      0.60          06/01/2033         1,980,000
     37,500,000   RABOBANK NEDERLAND NV+/-++                                             0.68          10/09/2009        37,500,000
      7,000,000   ROYAL BANK OF CANADA+/-++                                              0.64          10/15/2009         7,000,000
     15,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                  1.03          10/09/2009        15,000,000
      1,000,000   SEARIVER MARITIME INCORPORATED+/-ss(i)                                 1.43          10/01/2011         1,000,000
TOTAL CORPORATE BONDS & NOTES (COST $187,448,099)                                                                       187,448,099
                                                                                                                     --------------
MEDIUM TERM NOTES: 2.27%
     17,000,000   CITIGROUP FUNDING INCORPORATED+/-                                      0.76          10/22/2009        17,004,930
      4,000,000   EKSPORTFINANS A/S+/-                                                   0.73          06/11/2010         4,000,000
     22,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                0.32          10/09/2009        22,500,000
     10,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                     1.08          10/19/2009        10,000,000
      5,000,000   US BANCORP+/-                                                          1.05          06/04/2010         5,017,422
TOTAL MEDIUM TERM NOTES (COST $58,522,352)                                                                               58,522,352
                                                                                                                     --------------
MUNICIPAL BONDS & NOTES: 6.64%
      1,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CASA DE LAS
                  CAMPANAS A (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss            0.13          09/01/2037         1,000,000
      1,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  CROSSING APARTMENTS SERIES A
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                   0.30          12/15/2037         1,000,000
      2,000,000   CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                  ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION
                  (IDR, NATIXIS LOC)+/-ss                                                0.16          07/01/2026         2,000,000
      2,500,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH
                  AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.45          07/01/2024         2,500,000
      5,000,000   CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY
                  (IDR, JPMORGAN CHASE BANK LOC)+/-ss                                    0.14          11/01/2026         5,000,000
      1,000,000   CALIFORNIA SERIES J
                  (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss                            0.26          07/01/2033         1,000,000
      1,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1
                  (POWER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                 0.35          05/01/2022         1,000,000
      2,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7
                  (WATER REVENUE, FSA INSURED)+/-ss                                      0.55          05/01/2022         2,100,000
      4,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6
                  (WATER REVENUE, FIRST SECURITY BANK INSURED)+/-ss                      0.35          05/01/2017         4,000,000
      2,500,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M
                  (MFHR, FNMA INSURED)+/-ss                                              0.32          08/15/2034         2,500,000

                  Wells Fargo Advantage Money Market Trusts 23


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
MUNICIPAL BONDS & NOTES (continued)
$     2,000,000   CALIFORNIA STATEWIDE CDA REVENUE
                  (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.12%         07/01/2034    $    2,000,000
      1,000,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
                  (MFHR, FNMA INSURED)+/-ss                                              0.31          10/15/2026         1,000,000
      1,000,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss             0.14          11/01/2035         1,000,000
      5,000,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89 GARAGE
                  PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                  0.22          01/01/2037         5,000,000
      2,945,000   COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1
                  (HOUSING REVENUE, GO OF AUTHORITY INSURED)+/-ss                        0.50          10/01/2038         2,945,000
      6,350,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I
                  SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/-ss                       0.65          05/01/2038         6,350,000
      5,990,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                      0.40          05/01/2049         5,990,000
        600,000   COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS
                  BANK LOC)+/-ss                                                         0.70          11/01/2030           600,000
        400,000   COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION
                  LOC)+/-ss                                                              0.70          11/01/2030           400,000
     13,000,000   DENVER COMPANY CITY & COUNTY SCHOOL DISTRICT #1 SERIES A
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-ss                          0.80          12/15/2037        13,000,000
     11,000,000   FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY
                  SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.14          10/01/2035        11,000,000
      4,000,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                  TOBACCO SETTLEMENT EAGLE 20060117 CLASS A
                  (OTHER REVENUE, FGIC INSURED)+/-ss                                     0.54          06/01/2035         4,000,000
      2,000,000   GULF COAST WASTE DISPOSAL AUTHORITY
                  (RESOURCE RECOVERY REVENUE)+/-ss                                       0.12          07/01/2042         2,000,000
      3,500,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3
                  (WATER & SEWER REVENUE, BANK OF AMERICA NA LOC)+/-ss                   0.30          05/15/2034         3,500,000
      5,000,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                           0.30          05/15/2034         5,000,000
      1,000,000   ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES B
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                       0.13          08/15/2044         1,000,000
        295,000   KING COUNTY WA HOUSING AUTHORITY SERIES A
                  (HOUSING REVENUE, FHLMC INSURED)+/-ss                                  0.33          07/01/2035           295,000
        500,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS
                  SERIES A (MFHR, FHLMC INSURED)+/-ss                                    0.28          10/01/2019           500,000
      3,000,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS
                  (HOUSING REVENUE, FHLMC INSURED)+/-ss                                  0.50          09/01/2030         3,000,000
      1,500,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
                  (OTHER REVENUE, CITIBANK NA LOC)+/-ss                                  0.32          10/01/2031         1,500,000
      3,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  WEATHERLY RIDGE APARTMENTS
                  (HOUSING REVENUE, US BANK NA LOC)+/-ss                                 0.34          12/01/2041         3,000,000
      3,300,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                  CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss         0.20          08/15/2037         3,300,000
      5,500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA SERIES B1
                  (HCFR, BANK OF NEW YORK LOC)+/-ss                                      0.18          11/15/2034         5,500,000
     12,445,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A
                  (GO UNLIMITED, BANK OF AMERICA NA LOC)+/-ss                            0.60          11/01/2028        12,444,451
      3,000,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT B
                  (PROPERTY TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss          0.65          11/01/2028         3,000,000
      3,900,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY
                  (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.14          02/01/2036         3,900,000
      3,930,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
                  SERIES 4
                  (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss               1.20          11/01/2037         3,930,000
      3,000,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D
                  (TOLL ROAD REVENUE, SOCIETE GENERALE LOC)+/-ss                         1.80          01/01/2018         3,000,000
      3,000,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                  (OTHER REVENUE, FGIC INSURED)+/-ss                                     0.39          07/15/2036         3,000,000
      7,000,000   OHIO HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE SECURITIES
                  PROGRAM (HOUSING REVENUE, GNMA INSURED)+/-ss                           0.45          09/01/2029         7,000,000
      4,000,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA INSURED)+/-ss                                   0.65          09/01/2039         4,000,000

                  24 Wells Fargo Advantage Money Market Trusts


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
MUNICIPAL BONDS & NOTES (continued)
$     1,000,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
                  (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss                  0.33%         06/01/2032    $    1,000,000
      3,000,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.21          02/01/2035         3,000,000
      1,000,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                  APARTMENTS LP SERIES A
                  (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-ss                   0.44          10/01/2038         1,000,000
      1,000,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.21          03/01/2037         1,000,000
      5,000,000   RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.23          10/01/2035         5,000,000
      5,000,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES J
                  (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.18          08/15/2028         5,000,000
      2,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY NATOMAS PARK APARTMENTS
                  ISSUE B (HOUSING REVENUE, FNMA INSURED)+/-ss                           0.31          07/15/2035         2,000,000
      1,000,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                   0.31          01/15/2033         1,000,000
      1,000,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
                  SERIES B (HOUSING REVENUE, FNMA INSURED)+/-ss                          0.30          01/15/2035         1,000,000
      1,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                  (MFHR, FNMA INSURED)+/-ss                                              0.28          06/15/2034         1,000,000
      1,500,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                   0.32          06/01/2045         1,500,000
      1,000,000   TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
                  FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss          0.33          07/01/2020         1,000,000
      3,500,000   VERMONT STUDENT ASSISTANCE CORPORATION EDUCATION LOAN
                  SERIES C-1 (OTHER REVENUE, LLOYDS BANK LOC)+/-ss                       0.34          12/15/2040         3,500,000
TOTAL MUNICIPAL BONDS & NOTES (COST $171,254,451)                                                                       171,254,451
                                                                                                                     --------------
REPURCHASE AGREEMENTS: 5.61%
     23,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $23,000,141)                                0.22          09/01/2009        23,000,000
      8,000,000   BANK OF AMERICA SECURITIZATION LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $8,000,062)                      0.28          09/01/2009         8,000,000
      7,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $7,000,064)                      0.33          09/01/2009         7,000,000
      9,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $9,000,050)                      0.20          09/01/2009         9,000,000
      8,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $8,000,067)                      0.30          09/01/2009         8,000,000
     14,600,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
                  COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $14,600,077)                                           0.19          09/01/2009        14,600,000
     23,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102%
                  COLLATERALIZED BY US GOVERNMENT SECURITIES
                  (MATURITY VALUE $23,000,141)                                           0.22          09/01/2009        23,000,000
     22,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $22,000,159)                  0.26          09/01/2009        22,000,000
     23,000,000   JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $23,000,141)                                0.22          09/01/2009        23,000,000
      7,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $7,000,060)                      0.31          09/01/2009         7,000,000
TOTAL REPURCHASE AGREEMENTS (COST $144,600,000)                                                                         144,600,000
                                                                                                                     --------------
SECURED MASTER NOTE AGREEMENT: 2.17%
     36,279,000   BANK OF AMERICA SECURITIES LLC+/-ss                                    0.48          09/09/2034        36,279,000
     19,694,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss                             0.68          09/09/2049        19,694,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $55,973,000)                                                                   55,973,000
                                                                                                                     --------------

                  Wells Fargo Advantage Money Market Trusts 25


              Portfolio of Investments--August 31, 2009 (Unaudited)

MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
TIME DEPOSITS: 8.58%
$    24,000,000   BANK OF IRELAND                                                        0.35%         09/01/2009    $   24,000,000
     15,000,000   BANK OF IRELAND                                                        0.60          09/04/2009        15,000,000
     31,000,000   BNP PARIBAS (PARIS)                                                    0.19          09/01/2009        31,000,000
     20,000,000   CITIBANK NA NASSAU                                                     0.19          09/01/2009        20,000,000
     30,000,000   DANSKE BANK A/S COPENHAGEN                                             0.22          09/02/2009        30,000,000
     15,000,000   DEUTSCHE BANK CAYMAN                                                   0.13          09/01/2009        15,000,000
     32,000,000   DEXIA BANK GRAND CAYMAN                                                0.21          09/01/2009        32,000,000
     31,000,000   KBC BANK NV BRUSSELS                                                   0.22          09/01/2009        31,000,000
     23,000,000   SOCIETE GENERALE (PARIS)                                               0.20          09/01/2009        23,000,000
TOTAL TIME DEPOSITS (COST $221,000,000)                                                                                 221,000,000
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,601,146,615)*                                                    100.59%                                    $2,592,672,851
OTHER ASSETS AND LIABILITIES, NET                                          (0.59)                                      (15,128,830)
                                                                          ------                                     --------------
TOTAL NET ASSETS                                                          100.00%                                    $2,577,544,021
                                                                          ------                                     --------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon bond. Interest rate presented is yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

* Cost for federal income tax purposes is $2,601,146,615 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation   $         0
Gross Unrealized Depreciation    (8,473,764)
                                -----------
Net Unrealized Depreciation     $(8,473,764)

The accompanying notes are an integral part of these financial statements.

                  26 Wells Fargo Advantage Money Market Trusts


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COMMERCIAL PAPER: 3.93%
$     3,000,000   CLARK COUNTY NV                                                        0.40%         11/05/2009    $    3,000,000
      1,130,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                              0.40          03/11/2010         1,130,000
      1,500,000   ILLINOIS FINANCE AUTHORITY                                             0.50          01/07/2010         1,500,000
      2,000,000   LONG ISLAND POWER AUTHORITY                                            0.50          02/09/2010         2,000,000
        750,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY                               1.00          10/08/2009           750,000
        700,000   ROCHESTER MN HEALTH CARE                                               0.38          10/08/2009           700,000
        700,000   ROCHESTER MN HEALTH CARE                                               0.38          10/08/2009           700,000
      3,000,000   ROCHESTER MN HEALTH CARE                                               0.35          10/21/2009         3,000,000
      3,000,000   ROCHESTER MN HEALTH CARE                                               0.35          10/21/2009         3,000,000
      1,375,000   UNIVERSITY OF VIRGINIA                                                 0.40          10/13/2009         1,375,000

TOTAL COMMERCIAL PAPER (COST $17,155,000)                                                                                17,155,000
                                                                                                                     --------------

MUNICIPAL BONDS & NOTES: 96.28%
ARIZONA: 0.15%
        670,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                          0.32          04/15/2030           670,000
                                                                                                                     --------------
CALIFORNIA: 21.10%
      2,200,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CONTEMPORARY JEWISH MUSEUM (RECREATIONAL FACILITIES REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                           0.12          12/01/2036         2,200,000
      4,255,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS
                  RR II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss                  0.27          07/01/2030         4,255,000
      1,165,000   CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE COP IMPORTANT
                  FINANCING PROJECT SERIES C (LEASE REVENUE, KBC BANK NV
                  LOC)+/-ss                                                              0.23          07/01/2022         1,165,000
        200,000   CALIFORNIA SERIES B (HFFA REVENUE, BANK OF AMERICA
                  NA LOC)+/-ss                                                           0.12          09/01/2028           200,000
     31,800,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2
                  (POWER REVENUE, BNP PARIBAS LOC)+/-ss                                  0.08          05/01/2022        31,800,000
      1,000,000   CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A (HCFR,            0.25          08/01/2035         1,000,000
                  CITIBANK NA LOC)+/-ss
     10,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY JOHN
                  MUIR HEALTH SERIES B (HOSPITAL REVENUE, UBS AG LOC)+/-ss               0.10          08/15/2036        10,000,000
      4,435,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                 0.31          08/01/2028         4,435,000
      2,000,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
                  SERIES A (MFHR, FNMA INSURED)+/-ss                                     0.21          02/15/2031         2,000,000
     11,325,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                  ALLOCATION REVENUE, AMBAC INSURED)+/-ss                                0.14          01/01/2031        11,325,000
      1,140,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A
                  (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss              0.35          07/01/2032         1,140,000
     22,350,000   ONTARIO CA MULTIFAMILY REVENUE (HOUSING REVENUE, FHLMC
                  INSURED)+/-ss                                                          0.23          12/01/2035        22,350,000
        275,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B (LEASE              0.18          08/01/2030           275,000
                  REVENUE)+/-ss
                                                                                                                         92,145,000
                                                                                                                     --------------
COLORADO: 4.17%
      5,000,000   ARISTA METROPOLITAN DISTRICT BROOMFIELD EVENT CENTER SERIES A
                  (SALES TAX REVENUE, COMPASS BANK LOC)+/-ss                             1.40          12/01/2030         5,000,000
      1,535,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US          0.39          12/01/2028         1,535,000
                  BANK NA LOC)+/-ss
      3,680,000   COLORADO ECFA NATIONAL JEWISH FEDERATION SERIES A4
                  (RECREATIONAL FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-ss         0.18          02/01/2034         3,680,000
      3,100,000   COLORADO ECFA REVENUE NATIONAL JEWISH FEDERAL BUILDING
                  (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE BANK
                  LOC)+/-ss                                                              0.18          07/01/2036         3,100,000
      1,965,000   DENVER CO CITY & COUNTY WESTERN STOCK SHOW PROJECT (IDR, US
                  BANK NA LOC)+/-ss                                                      0.42          07/01/2029         1,965,000
        215,000   DENVER CO URBAN RENEWAL AUTHORITY (TAX INCREMENTAL REVENUE,
                  COMPASS BANK LOC)+/-ss                                                 1.20          09/01/2017           215,000
        200,000   DENVER CO URBAN RENEWAL AUTHORITY DOWNTOWN DENVER SERIES C
                  (TAX INCREMENTAL REVENUE, COMPASS BANK LOC)+/-ss                       1.20          09/01/2017           200,000
      1,860,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss         0.52          01/01/2025         1,860,000

                  Wells Fargo Advantage Money Market Trusts 27


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
---------------   -------------                                                    ---------------   -------------   --------------
COLORADO (continued)
$       650,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE            0.39%         12/01/2030    $      650,000
                  NATIONALE PARIS LOC)+/-ss
                                                                                                                         18,205,000
                                                                                                                     --------------
DISTRICT OF COLUMBIA: 1.35%
      2,365,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER
                  REVENUE, FGIC INSURED)+/-ss                                            0.34          12/01/2034         2,365,000
      3,110,000   DISTRICT OF COLUMBIA SERIES C (PROPERTY TAX REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                                 0.55          06/01/2027         3,110,000
        405,000   DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (COLLEGE AND
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.14          10/01/2038           405,000

                                                                                                                          5,880,000
                                                                                                                     --------------
FLORIDA: 8.56%
      1,390,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HFFA
                  REVENUE, WACHOVIA BANK LOC)+/-ss(q)                                    0.28          08/01/2031         1,390,000
        550,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                  (OTHER REVENUE, FNMA INSURED)+/-ss                                     0.32          04/15/2036           550,000
     13,395,000   ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
                  INCORPORATED SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss              0.15          11/15/2029        13,395,000
      6,600,000   ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER
                  COMPANY PROJECT 2ND SERIES (OTHER REVENUE)+/-ss                        0.18          04/01/2039         6,600,000
      2,000,000   FLORIDA HFA (MFHR, FHLMC INSURED)+/-ss                                 0.28          12/01/2013         2,000,000
        295,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HCFR, WACHOVIA BANK LOC)+/-ss(q)                                      0.53          12/01/2014           295,000
        600,000   HILLSBOROUGH COUNTY FL SCHOOL BOARD COP SERIES C (LEASE
                  REVENUE, MBIA INSURED)+/-ss                                            0.20          07/01/2030           600,000
      2,405,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A
                  (IDR, BANK OF AMERICA NA LOC)+/-ss                                     0.35          05/01/2027         2,405,000
      1,070,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO REGIONAL
                  HEALTH CARE SERIES A2 (HCFR, FIRST SECURITY BANK LOC)+/-ss             0.50          10/01/2041         1,070,000
      4,000,000   PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
                  (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)+/-ss                  0.49          03/01/2027         4,000,000
      1,165,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss               0.49          05/01/2025         1,165,000
      1,295,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                  GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND
                  LOC)+/-ss                                                              0.28          06/01/2036         1,295,000
      2,600,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
                  (OTHER REVENUE, WACHOVIA BANK LOC)+/-ss(q)                             0.51          10/01/2041         2,600,000

                                                                                                                         37,365,000
                                                                                                                     --------------
GEORGIA: 0.50%
      1,340,000   DEKALB COUNTY NEWTOWN GWINETT COUNTY GA JOINT REAL ESTATE
                  STUDENT I (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC)+/-ss(q)                                                           0.28          06/01/2035         1,340,000
        665,000   GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY SENIOR
                  LIVING FACILITIES LANIER VILLAGE SERIES B (HCFR, BANK OF
                  AMERICA NA LOC)+/-ss                                                   0.15          11/15/2033           665,000
        195,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY (OTHER              0.15          09/01/2029           195,000
                  REVENUE)+/-ss
                                                                                                                          2,200,000
                                                                                                                     --------------
HAWAII: 0.05%
        200,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI
                  KAU (MFHR, FHLMC INSURED)+/-ss                                         0.29          12/01/2041           200,000
                                                                                                                     --------------
ILLINOIS: 9.91%
      2,645,000   CHANNAHON IL MORRIS HOSPITAL SERIES A (HCFR, US BANK NA
                  LOC)+/-ss                                                              0.31          12/01/2023         2,645,000
      4,000,000   CHICAGO IL NEIGHBORHOODS ALIVE 21 PROGRAM (PROPERTY TAX
                  REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss                          0.17          01/01/2037         4,000,000
      4,000,000   CHICAGO IL NEIGHBORHOODS ALIVE 21 SERIES B4 (PROPERTY TAX
                  REVENUE, BANK OF NEW YORK LOC)+/-ss                                    0.17          01/01/2037         4,000,000

                  28 Wells Fargo Advantage Money Market Trusts


             Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL       SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
---------------   -------------                                                    ---------------   -------------   --------------
ILLINOIS (continued)
$     3,910,000   CHICAGO IL WASTEWATER TRANSMISSION SUBSERIES C-2 (SEWER
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                  0.18%          01/01/2039   $    3,910,000
      3,140,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                 0.34           01/01/2033        3,140,000
        300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                 0.41           10/01/2031          300,000
      1,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
                  LOC)+/-ss                                                              0.41           04/01/2025        1,500,000
      3,945,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY DOMINICAN UNIVERSITY
                  SERIES B (COLLEGE AND UNIVERSITY REVENUE, ALLIED IRISH BANK
                  PLC LOC)+/-ss                                                          0.34           10/01/2030        3,945,000
      2,515,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
                  PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss           0.32           03/01/2028        2,515,000
      8,000,000   ILLINOIS FINANCE AUTHORITY BELOIT MEMORIAL HOSPITAL
                  INCORPORATED SERIES A (HOSPITAL REVENUE, RADIAN INSURED)+/-ss          0.20           04/01/2036        8,000,000
      3,995,000   ILLINOIS FINANCE AUTHORITY CHILDREN'S MUSEUM REMARKET
                  (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                  LOC)+/-ss                                                              0.41           07/01/2034        3,995,000
        500,000   ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE &
                  UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)+/-ss                 0.33           10/01/2033          500,000
      3,500,000   ILLINOIS INTERNATIONAL PORT DISTRICT (AIRPORT REVENUE, LASALLE         0.34           01/01/2023        3,500,000
                  NATIONAL BANK NA LOC)+/-ss
      1,300,000   ILLINOIS STATE SERIES G (GO STATES)+/-ss                               0.54           05/01/2012        1,300,000

                                                                                                                         43,250,000
                                                                                                                     --------------
INDIANA: 1.66%
      3,000,000   INDIANA BOND BANK ADVANCED FUNDING PROGRAM SERIES A
                  (EDUCATIONAL FACILITIES REVENUE)                                       2.00           01/05/2010        3,009,212
      2,975,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING &
                  TRUST LOC)+/-ss                                                        0.23           02/15/2030        2,975,000
      1,275,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                  SERIES A (HCFR, US BANK NA LOC)+/-ss                                   0.20           10/01/2032        1,275,000

                                                                                                                          7,259,212
                                                                                                                     --------------
IOWA: 1.22%
      3,210,000   HILLS IA MERCY HOSPITAL PROJECT (HCFR, ALLIED IRISH BANK PLC           0.43           08/01/2035        3,210,000
                  LOC)+/-ss
        535,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-ss                                                              0.43           03/01/2036          535,000
      1,285,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC
                  PROJECT A (HOUSING REVENUE, CITIBANK NA LOC)+/-ss                      0.32           06/01/2039        1,285,000
        290,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                  CORPORATION LOC)+/-ss                                                  0.20           05/01/2029          290,000

                                                                                                                          5,320,000
                                                                                                                     --------------
KENTUCKY: 1.22%
      2,940,000   CHRISTIAN COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST
                  SERIES B (OTHER REVENUE, US BANK NA LOC)+/-ss                          0.13           08/01/2037        2,940,000
      2,400,000   JEFFERSON COUNTY KY INDUSTRIAL DEVELOPMENT (IDR, UBS AG
                  LOC)+/-ss                                                              0.36           08/01/2021        2,400,000

                                                                                                                          5,340,000
                                                                                                                     --------------
LOUISIANA: 0.25%
      1,110,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)+/-ss            0.30           09/01/2033        1,110,000
                                                                                                                     --------------
MASSACHUSETTS: 0.37%
     1,600,000    MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
                  BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-ss                                                         0.29           06/01/2036        1,600,000
                                                                                                                     --------------

                  Wells Fargo Advantage Money Market Trusts 29


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
---------------   -------------                                                    ---------------   -------------   --------------
MICHIGAN: 0.25%
$     1,100,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                  HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN
                  LOC)+/-ss                                                              0.31%         01/01/2034    $    1,100,000
                                                                                                                     --------------
MINNESOTA: 3.72%
        930,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)+/-ss                                            0.32          11/15/2033           930,000
        575,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                  LOC)+/-ss                                                              0.18          09/01/2029           575,000
      1,800,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                          0.39          11/15/2032         1,800,000
        100,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                  INSURED)+/-ss                                                          0.32          07/15/2030           100,000
        280,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
                  YORK LOC)+/-ss                                                         0.20          11/01/2035           280,000
        860,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)+/-ss                   0.33          12/01/2029           860,000
        135,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                   0.32          05/15/2035           135,000
      1,340,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDREN'S HOSPITALS
                  CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss         0.20          08/15/2037         1,340,000
        500,000   MINNEAPOLIS MN HOUSING DEVELOPMENT SYMPHONY PLACE PROJECT
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                   0.30          12/01/2014           500,000
         45,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                  REVENUE, US BANK NA LOC)+/-ss                                          0.18          10/01/2021            45,000
        665,000   MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE &
                  UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)+/-ss                0.20          10/01/2020           665,000
      2,905,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                    0.60          10/01/2021         2,905,000
      1,535,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                    0.60          04/01/2027         1,535,000
      3,040,000   ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, SOVEREIGN BANK FSB LOC)+/-ss                                  0.28          07/01/2036         3,040,000
        430,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                        0.43          05/01/2022           430,000
        720,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
                  INSURED)+/-ss                                                          0.32          02/01/2034           720,000
        400,000   UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY INSURED)+/-ss                                0.20          12/01/2036           400,000
                                                                                                                         16,260,000
                                                                                                                     --------------
MISSOURI: 1.81%
        810,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                  INSURED)+/-ss                                                          0.35          08/01/2035           810,000
        250,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                  (OTHER REVENUE)+/-ss                                                   0.20          04/01/2027           250,000
      2,495,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                  (COLLEGE & UNIVERSITY REVENUE)+/-ss                                    0.20          04/01/2027         2,495,000
      2,000,000   KANSAS CITY MO SPECIAL OBLIGATION ROE BARTLE SERIES F (TAX
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE)+/-ss                            0.37          04/15/2025         2,000,000
        330,000   MISSOURI STATE HEFA SOUTHWEST BAPTIST UNIVERSITY PROJECT
                  (HCFR, BANK OF AMERICA NA LOC)+/-ss                                    0.20          10/01/2033           330,000
      2,000,000   SAINT LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MFHR, FNMA
                  INSURED)+/-ss                                                          0.33          03/15/2034         2,000,000
                                                                                                                          7,885,000
                                                                                                                     --------------
NEVADA: 1.25%
        585,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                  FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-ss                                                              0.44          01/01/2037           585,000
      1,705,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
                  YORK LOC)+/-ss                                                         0.31          10/01/2035         1,705,000
      3,170,000   RENO NV SALES TAX REVENUE SR LIEN RETRAC RENO PROJECT (SALES
                  TAX REVENUE, BANK OF NEW YORK LOC)+/-ss                                0.12          06/01/2042         3,170,000
                                                                                                                          5,460,000
                                                                                                                     --------------

                  30 Wells Fargo Advantage Money Market Trusts


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
---------------   -------------                                                    ---------------   -------------   --------------
NEW HAMPSHIRE: 2.74%
$       620,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                               0.55%         01/01/2037    $      620,000
      1,830,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                          0.32          01/01/2030         1,830,000
      9,180,000   NEW HAMPSHIRE HEFA SAINT ANSELM COLLEGE (OTHER REVENUE, RBS
                  CITIZENS NA)+/-ss                                                      0.33          06/01/2038         9,180,000
        330,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY
                  HEALTH SYSTEM (HOUSING REVENUE, TD BANKNORTH NA)+/-ss                  0.20          10/01/2043           330,000
                                                                                                                         11,960,000
                                                                                                                     --------------
NEW JERSEY: 2.06%
      4,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE,
                  BANK OF NOVA SCOTIA LOC)+/-ss                                          0.10          09/01/2031         4,000,000
      5,000,000   NEW JERSEY STATE TRANSIT CORPORATION SERIES A (LEASE REVENUE,
                  AMBAC INSURED)                                                         6.13          09/15/2009         5,010,691
                                                                                                                          9,010,691
                                                                                                                     --------------
NEW MEXICO: 0.12%
        525,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER REVENUE,
                  UBS AG LOC)+/-ss                                                       0.17          12/15/2026           525,000
                                                                                                                     --------------
NEW YORK: 0.33%
      1,435,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY (TRANSPORTATION
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss++                               0.79          11/15/2025         1,435,000
                                                                                                                     --------------
NORTH CAROLINA: 5.22%
      3,270,000   NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY CHARLOTTE
                  DAY SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.33          08/01/2020         3,270,000
      5,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION HOSPICE
                  ALAMANCE-CASWELL (HCFR, BRANCH BANKING & TRUST LOC)+/-ss               0.33          12/01/2033         5,000,000
      5,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION LUTHERAN RETIREMENT
                  PROJECT (HCFR, BRANCH BANKING & TRUST LOC)+/-ss                        0.33          01/01/2037         5,000,000
      4,300,000   NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT
                  FINANCING PROJECT (HCFR, KBC BANK NV LOC)+/-ss                         0.23          12/01/2025         4,300,000
      5,200,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
                  SYSTEM SERIES B2 (HCFR, BRANCH BANKING & TRUST LOC)+/-ss               0.32          12/01/2036         5,200,000
                                                                                                                         22,770,000
                                                                                                                     --------------
OHIO: 1.83%
      1,200,000   DAYTON OH AIR FREIGHT SERIES C (IDR)                                   6.05          10/01/2009         1,200,182
      1,200,000   DAYTON OH AIR FREIGHT SERIES E (IDR)                                   6.05          10/01/2009         1,200,182
      2,335,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT
                  (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss                            0.29          03/01/2036         2,335,000
        440,000   HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-ss                                                   0.30          12/01/2026           440,000
      1,881,000   HAMILTON COUNTY OH AFFORDABLE HOUSING SERIES B (HOUSING
                  REVENUE, FHLB INSURED)+/-ss                                            0.38          01/01/2035         1,881,000
        945,000   INDEPENDENCE OH ECONOMIC DEVELOPMENT SERIES 2001 (IDR, US BANK
                  NA LOC)+/-ss                                                           0.46          12/01/2016           945,000
                                                                                                                          8,001,364
                                                                                                                     --------------
OREGON: 2.31%
      5,730,000   MEDFORD OR HOSPITAL FACILITIES AUTHORITY CASCADE MANOR PROJECT
                  (HCFR, KBC BANK NV LOC)+/-ss                                           0.18          07/01/2036         5,730,000
        310,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY HOLLADAY
                  PARK PLAZA PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)+/-ss              0.13          11/15/2033           310,000
      4,050,000   MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY OREGON
                  BAPTIST RETIREMENT (HCFR, US BANK NA LOC)+/-ss                         0.31          11/01/2034         4,050,000
                                                                                                                         10,090,000
                                                                                                                     --------------
OTHER: 0.30%
      1,300,000   BB&T MUNICIPAL TRUST (LEASE REVENUE, BRANCH BANKING & TRUST
                  LOC)+/-ss                                                              0.24          09/01/2026         1,300,000
                                                                                                                     --------------

                  Wells Fargo Advantage Money Market Trusts 31


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
---------------   -------------                                                    ---------------   -------------   --------------
PENNSYLVANIA: 6.23%
$     4,205,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC SENIOR
                  LIVING CORPORATION (HCFR, FNMA INSURED)+/-ss                           0.28%         07/15/2028    $    4,205,000
        995,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE, AMBAC
                  INSURED)+/-ss                                                          0.36          10/01/2025           995,000
     10,930,000   MONTGOMERY COUNTY IDA (HCFR, RADIAN INSURED, TD BANKNORTH NA
                  LOC)+/-ss                                                              0.15          11/15/2029        10,930,000
        450,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss         0.45          07/01/2034           450,000
        830,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
                  (OTHER REVENUE, SOVEREIGN BANK FSB LOC)+/-ss                           0.35          11/01/2036           830,000
      4,995,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E11
                  (HCFR, ROYAL BANK OF CANADA LOC)+/-ss                                  0.39          12/01/2011         4,995,000
      4,800,000   SOUTHEASTERN PA TRANSPORTATION AUTHORITY (TRANSPORTATION
                  REVENUE, PNC BANK NA LOC)+/-ss                                         0.25          03/01/2022         4,800,000
                                                                                                                        27,205,0000
                                                                                                                     --------------
SOUTH DAKOTA: 1.17%
        100,000   LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (IDR, BANK OF
                  MONTREAL LOC)+/-ss                                                     0.24          07/01/2032           100,000
      5,000,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY SERIES A (HOUSING
                  REVENUE)+/-ss                                                          0.27          05/01/2039         5,000,000
                                                                                                                          5,100,000
                                                                                                                     --------------
TENNESSEE: 5.01%
      3,000,000   ALCOA MARYVILLE BLOUNT COUNTY TN INDUSTRIAL DEVELOPMENT BOARD
                  SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST LOC)+/-ss              0.33          06/01/2036        3,000,000
      9,895,000   BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY SERIES E3D (OTHER
                  REVENUE, KBC BANK NV LOC)+/-ss                                         0.17          06/01/2026        9,895,000
      5,000,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY (HCFR, BRANCH
                  BANKING & TRUST LOC)+/-ss                                              0.33          06/01/2035        5,000,000
      3,995,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
                  PUBLIC IMPROVEMENT SERIES A4 (OTHER REVENUE, KBC BANK NV
                  LOC)+/-ss                                                              0.17          06/01/2025         3,995,000
                                                                                                                         21,890,000
                                                                                                                     --------------
TEXAS: 4.37%
      2,260,000   AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)+/-ss                                                       0.75          11/15/2029         2,260,000
      4,000,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION PALISADES PARK
                  APARTMENTS PROJECT (MFHR, FNMA INSURED)+/-ss                           0.32          09/01/2039         4,000,000
        995,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED INSURED)+/-ss                0.34          02/15/2038           995,000
        200,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION HERMAN HEALTH SERIES D2 (HCFR, AIB GROUP LOC)+/-ss         0.55          06/01/2029           200,000
        300,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN CHASE
                  BANK LOC)+/-ss                                                         0.24          06/01/2029           300,000
      1,100,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                  SOCIETE GENERALE LOC)+/-ss                                             0.40          11/15/2029         1,100,000
      2,495,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
                  INSURED)+/-ss                                                          0.51          12/01/2023         2,495,000
      4,105,000   MIDLOTHIAN TX INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
                  COMPANY PROJECT (IDR, UBS AG LOC)+/-ss                                 0.23          12/01/2009         4,105,000
      2,400,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR)+/-ss                      0.26          04/01/2027         2,400,000
      1,200,000   TEXAS STATE TAX & REVENUE ANTICIPATION NOTES (OTHER REVENUE)           2.50          08/31/2010         1,224,141
                                                                                                                         19,079,141
                                                                                                                     --------------
VERMONT: 1.96%
      8,540,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                  FLETCHER ALLEN HOSPITAL SERIES A (HCFR, TD BANKNORTH NA
                  LOC)+/-ss                                                              0.21          12/01/2030         8,540,000
                                                                                                                     --------------
VIRGINIA: 0.92%
      4,000,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
                  SERIES B (HCFR, BRANCH BANKING & TRUST LOC)+/-ss                       0.15          07/01/2037         4,000,000
                                                                                                                     --------------

                  32 Wells Fargo Advantage Money Market Trusts


              Portfolio of Investments--August 31, 2009 (Unaudited)

NATIONAL TAX-FREE MONEY MARKET TRUST

   PRINCIPAL      SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
---------------   -------------                                                    ---------------   -------------   --------------
WASHINGTON: 0.46%
$       420,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA
                  LOC)+/-ss                                                              0.38%         12/01/2021    $      420,000
        245,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)+/-ss                                                    0.33          07/01/2035           245,000
        350,000   WASHINGTON STATE (COLLEGE AND UNIVERSITY REVENUE, CITIBANK NA
                  LOC)+/-ss++                                                            0.29          01/01/2029           350,000
      1,000,000   WASHINGTON STATE SERIES R-A (OTHER REVENUE, FIRST SECURITY
                  BANK LOC)                                                              5.50          09/01/2009         1,000,000
                                                                                                                          2,015,000
                                                                                                                     --------------
WEST VIRGINIA: 2.24%
      6,100,000   WEIRTON WV MUNICIPAL HOSPITAL BUILDING COMMISSION WEIRTON
                  MEDICAL CENTER INCORPORATED (HCFR, PNC BANK NA LOC)+/-ss               0.29          12/01/2031         6,100,000
      3,700,000   WEST VIRGINIA STATE PARKWAYS ECONOMIC DEVELOPMENT & TOURISM
                  AUTHORITY (OTHER REVENUE, GO OF AUTHORITY INSURED)+/-ss                0.37          04/15/2019         3,700,000
                                                                                                                          9,800,000
                                                                                                                     --------------
WISCONSIN: 0.86%
      3,750,000   WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A
                  (OTHER REVENUE, KBC BANK NV LOC)+/-ss                                  0.37          03/01/2038         3,750,000
                                                                                                                     --------------
WYOMING: 0.61%
      2,675,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)+/-ss                                      0.24          07/01/2015         2,675,000
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $420,395,408)                                                                       420,395,408
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $437,550,408)*                100.21%                                                                          $  437,550,408
OTHER ASSETS AND LIABILITIES, NET    (0.21)                                                                                (896,210)
                                    ------                                                                           --------------
TOTAL NET ASSETS                    100.00%                                                                          $  436,654,198
                                    ------                                                                           --------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(q)  Credit enhancement is provided by an affiliate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  34 Wells Fargo Advantage Money Market Trusts


       Statements of Assets and Liabilities--August 31, 2009 (Unaudited)

                                                                      California                         National
                                                                    Tax-Free Money        Money       Tax-Free Money
                                                                     Market Trust     Market Trust     Market Trust
                                                                    --------------   --------------   --------------
ASSETS
   Investments
      In securities, at value (see cost below) ..................    $560,130,773    $2,592,672,851    $437,550,408
   Cash .........................................................          51,352            89,106          51,358
   Receivable for investments sold ..............................               0         3,999,182               0
   Receivables for interest .....................................         398,487           771,470         384,123
   Prepaid temporary government guarantee program (Note 4) ......          13,921           100,852           5,071
   Prepaid expenses and other assets ............................               0                 0           5,837
                                                                     ------------    --------------    ------------
Total assets ....................................................     560,594,533     2,597,633,461     437,996,797
                                                                     ------------    --------------    ------------
LIABILITIES
   Payable for investments purchased ............................         845,000        19,017,374       1,224,142
   Dividends payable ............................................          76,067           509,457          49,426
   Payable to investment advisor and affiliates (Note 3) ........          90,673           417,248          69,031
   Accrued expenses and other liabilities .......................          46,896           145,361               0
                                                                     ------------    --------------    ------------
Total liabilities ...............................................       1,058,636        20,089,440       1,342,599
                                                                     ------------    --------------    ------------
TOTAL NET ASSETS ................................................    $559,535,897    $2,577,544,021    $436,654,198
                                                                     ============    ==============    ============
NET ASSETS CONSIST OF
   Paid-in capital ..............................................    $559,540,059    $2,585,974,394    $436,630,207
   Undistributed/overdistributed net investment income ..........            (386)                1             918
   Undistributed net realized gain (loss) on investments ........          (3,776)           43,390          23,073
   Net unrealized depreciation of investments ...................               0        (8,473,764)              0
                                                                     ------------    --------------    ------------
TOTAL NET ASSETS ................................................    $559,535,897    $2,577,544,021    $436,654,198
                                                                     ============    ==============    ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ...................................................    $559,535,897    $2,577,544,021    $436,654,198
   Shares outstanding ...........................................     559,527,383     2,586,052,716     436,623,643
   Net asset value and offering price per share .................    $       1.00    $         1.00    $       1.00
                                                                     ------------    --------------    ------------
Investments at cost .............................................    $560,130,773    $2,601,146,615    $437,550,408
                                                                     ------------    --------------    ------------

----------
(1.)  Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Trusts 35


       Statements of Assets and Liabilities--August 31, 2009 (Unaudited)

                                                              California                       National
                                                            Tax-Free Money      Money       Tax-Free Money
                                                             Market Trust    Market Trust    Market Trust
                                                            --------------   ------------   --------------
INVESTMENT INCOME
   Interest .............................................     $ 1,666,690    $ 9,554,106    $ 1,196,370
                                                              -----------    -----------    -----------
EXPENSES
   Administration fees ..................................         505,811      2,245,720        367,093
   Custody fees .........................................          59,507        264,202         43,187
   Accounting fees ......................................          26,406         80,023         20,417
   Professional fees ....................................          12,442         14,787         16,569
   Registration fees ....................................           1,062         50,298          6,120
   Shareholder reports ..................................           5,682         20,408          4,347
   Trustees' fees .......................................           5,289          5,289          5,289
   Temporary government guarantee program (Note 4) ......         144,333      1,030,064         52,544
   Other fees and expenses ..............................           6,598         29,267          3,027
                                                              -----------    -----------    -----------
   Total expenses .......................................         767,130      3,740,058        518,593
                                                              -----------    -----------    -----------
LESS
   Waived fees and reimbursed expenses (Note 3) .........         (27,703)       (67,970)       (34,174)
   Net expenses .........................................         739,427      3,672,088        484,419
                                                              -----------    -----------    -----------
Net investment income ...................................         927,263      5,882,018        711,951
                                                              -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN AND LOSS FROM INVESTMENTS .............          (3,776)       149,802         23,073
                                                              -----------    -----------    -----------
NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS ....               0       (172,851)             0
                                                              -----------    -----------    -----------
Net realized and unrealized gain (loss) on investments ..          (3,776)       (23,049)        23,073
                                                              -----------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....     $   923,487    $ 5,858,969    $   735,024
                                                              ===========    ===========    ===========

The accompanying notes are an integral part of these financial statements.

                  36 Wells Fargo Advantage Money Market Trusts


                      Statements of Changes in Net Assets

                                                                              CALIFORNIA TAX-FREE MONEY MARKET TRUST
                                                                             ---------------------------------------
                                                                                  For the
                                                                              Six Months Ended          For the
                                                                              August 31, 2009         Year Ended
                                                                                (Unaudited)        February 28, 2009
                                                                             ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................     $ 651,563,307       $   720,667,146
OPERATIONS
   Net investment income .................................................           927,263            11,863,709
   Net realized gain (loss) on investments ...............................            (3,776)               77,552
   Net change in unrealized appreciation (depreciation) of investments ...                 0                     0
                                                                               -------------       ---------------
Net increase in net assets resulting from operations .....................           923,487            11,941,261
                                                                               -------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .................................................          (927,263)          (11,863,708)
   Net realized gain on sales of investments .............................                 0               (99,336)
                                                                               -------------       ---------------
Total distributions to shareholders ......................................          (927,263)          (11,963,044)
                                                                               -------------       ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .............................................       668,814,924         1,792,551,071
   Reinvestment of distributions .........................................            13,608               214,116
   Cost of shares redeemed ...............................................      (760,852,166)       (1,861,847,243)
                                                                               -------------       ---------------
Net increase (decrease) in net assets resulting from capital share
   transactions ..........................................................       (92,023,634)          (69,082,056)
                                                                               -------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................       (92,027,410)          (69,103,839)
                                                                               =============       ===============
ENDING NET ASSETS ........................................................     $ 559,535,897       $   651,563,307
                                                                               =============       ===============
SHARES ISSUED AND REDEEMED
   Shares sold ...........................................................       668,814,924         1,792,551,071
   Shares issued in reinvestment of distributions ........................            13,608               214,116
   Shares redeemed .......................................................      (760,852,166)       (1,861,847,243)
                                                                               -------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................       (92,023,634)          (69,082,056)
                                                                               =============       ===============
Ending balance of undistributed/overdistributed net investment income ....     $        (386)      $          (386)
                                                                               -------------       ---------------

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Trusts 37


                      Statements of Changes in Net Assets

         MONEY MARKET TRUST            NATIONAL TAX-FREE MONEY MARKET TRUST
------------------------------------   ------------------------------------
     For the                                For the
Six Months Ended        For the        Six Months Ended        For the
 August 31, 2009       Year Ended       August 31, 2009       Year Ended
   (Unaudited)     February 28, 2009      (Unaudited)     February 28, 2009
----------------   -----------------   ----------------   -----------------

$ 2,614,622,654    $  3,754,221,000    $   363,678,322    $   324,273,448

      5,882,018          67,538,122            711,951          5,571,235
        149,802            (106,412)            23,073             13,379
       (172,851)         (6,133,011)                 0                  0
---------------    ----------------    ---------------    ---------------
      5,858,969          61,298,699            735,024          5,584,614
---------------    ----------------    ---------------    ---------------

     (5,882,019)        (67,538,122)          (711,954)        (5,571,235)
              0             (52,372)                 0             (1,301)
---------------    ----------------    ---------------    ---------------
     (5,882,019)        (67,590,494)          (711,954)        (5,572,536)
---------------    ----------------    ---------------    ---------------

  4,769,517,167      16,207,155,322      5,104,343,380      3,752,125,514
         36,183                  79              9,642             15,749
 (4,806,608,933)    (17,340,461,952)    (5,031,400,216)    (3,712,748,467)
---------------    ----------------    ---------------    ---------------

    (37,055,583)     (1,133,306,551)        72,952,806         39,392,796
---------------    ----------------    ---------------    ---------------
    (37,078,633)     (1,139,598,346)        72,975,876         39,404,874
===============    ================    ===============    ===============
$ 2,577,544,021    $  2,614,622,654    $   436,654,198    $   363,678,322
===============    ================    ===============    ===============

  4,769,517,167      16,207,155,322      5,104,343,380      3,752,125,514
         36,183                  79              9,642             15,749
 (4,806,608,933)    (17,340,461,952)    (5,031,400,216)    (3,712,748,467)
---------------    ----------------    ---------------    ---------------

    (37,055,583)     (1,133,306,551)        72,952,806         39,392,796
===============    ================    ===============    ===============
$             1    $              2    $           918    $           921
---------------    ----------------    ---------------    ---------------

                  38 Wells Fargo Advantage Money Market Trusts


                              Financial Highlights

                                                  Beginning                    Net Realized    Distributions
                                                  Net Asset        Net        and Unrealized      from Net
                                                  Value Per     Investment      Gain (Loss)      Investment
                                                    Share     Income (Loss)   on Investments       Income
                                                  ---------   -------------   --------------   -------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00             0.00(5)
March 1, 2008 to February 28, 2009 ............     $1.00          0.02            0.00            (0.02)
March 1, 2007 to February 29, 2008 ............     $1.00          0.03            0.00            (0.03)
March 1, 2006 to February 28, 2007 ............     $1.00          0.03            0.00            (0.03)
April 1, 2005 to February 28, 2006(3) .........     $1.00          0.02            0.00            (0.02)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00          0.01            0.00            (0.01)
MONEY MARKET TRUST
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00             0.00(5)
March 1, 2008 to February 28, 2009 ............     $1.00          0.02            0.00            (0.02)
March 1, 2007 to February 29, 2008 ............     $1.00          0.05            0.00            (0.05)
March 1, 2006 to February 28, 2007 ............     $1.00          0.05            0.00            (0.05)
April 1, 2005 to February 28, 2006(3) .........     $1.00          0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.02            0.00            (0.02)
April 1, 2003 to March 31, 2004 ...............     $1.00          0.01            0.00            (0.01)
NATIONAL TAX-FREE MONEY MARKET TRUST
March 1, 2009 to August 31, 2009 (Unaudited) ..     $1.00          0.00            0.00             0.00(5)
March 1, 2008 to February 28, 2009 ............     $1.00          0.02            0.00            (0.02)
March 1, 2007 to February 29, 2008 ............     $1.00          0.03            0.00            (0.03)
March 1, 2006 to February 28, 2007 ............     $1.00          0.03            0.00            (0.03)
April 1, 2005 to February 28, 2006(3) .........     $1.00          0.02            0.00            (0.02)
April 1, 2004 to March 31, 2005 ...............     $1.00          0.01            0.00            (0.01)
April 1, 2003 to March 31, 2004 ...............     $1.00          0.01            0.00            (0.01)

----------
(1.) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
     3).

(2.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3.) The Fund changed its fiscal year-end from March 31 to February 28.

(4.) Amount is less than .005%.

(5.) Amount is less than $0.005.

(6.) The following represents expense ratios excluding expenses related to Temporary Government Guarantee Program (see Note 4):

                                             Gross Expenses   Net Expenses
                                             --------------   ------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
   March 1, 2009 to August 31, 2009 .....         0.21%           0.20%
   March 1, 2008 to February 28, 2009 ...         0.20%           0.20%
MONEY MARKET TRUST
   March 1, 2009 to August 31, 2009 .....         0.21%           0.20%
   March 1, 2008 to February 28, 2009 ...         0.20%           0.20%
NATIONAL TAX-FREE MONEY MARKET TRUST
   March 1, 2009 to August 31, 2009 .....         0.22%           0.20%
   March 1, 2008 to February 28, 2009 ...         0.22%           0.20%

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Trusts 39


                              Financial Highlights

                  Ending       Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------                Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)   (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------------
     0.00          $1.00          0.31%       0.26%(6)   (0.01)%    0.25%(6)     0.16%        $  559,536
     0.00(5)       $1.00          1.66%       0.22%(6)    0.00%(4)  0.22%(6)     1.69%        $  651,563
     0.00          $1.00          3.24%       0.21%      (0.01)%    0.20%        3.31%        $  720,667
     0.00          $1.00          3.26%       0.21%      (0.01)%    0.20%        3.31%        $  573,293
     0.00          $1.00          2.43%       0.21%      (0.01)%    0.20%        2.26%        $  485,164
     0.00          $1.00          1.24%       0.21%      (0.01)%    0.20%        1.24%        $  556,885
     0.00          $1.00          0.81%       0.21%      (0.01)%    0.20%        0.82%        $  501,853

     0.00          $1.00          0.45%       0.28%(6)    0.00%(4)  0.28%(6)     0.22%        $2,577,544
     0.00(5)       $1.00          2.21%       0.23%(6)    0.00%(4)  0.23%(6)     2.16%        $2,614,623
     0.00          $1.00          4.90%       0.20%       0.00%(4)  0.20%        5.05%        $3,754,221
     0.00          $1.00          5.03%       0.20%       0.00%(4)  0.20%        5.13%        $2,674,810
     0.00          $1.00          3.53%       0.20%       0.00%(4)  0.20%        3.23%        $2,599,058
     0.00          $1.00          1.59%       0.20%       0.00%(4)  0.20%        1.61%        $2,070,151
     0.00          $1.00          0.98%       0.21%      (0.01)%    0.20%        1.00%        $1,448,899

     0.00          $1.00          0.33%       0.24%(6)   (0.02)%    0.22%(6)     0.18%        $  436,654
     0.00(5)       $1.00          1.65%       0.23%(6)   (0.02)%    0.21%(6)     1.78%        $  363,678
     0.00          $1.00          3.31%       0.22%      (0.02)%    0.20%        3.36%        $  324,273
     0.00          $1.00          3.31%       0.21%      (0.01)%    0.20%        3.39%        $  295,865
     0.00          $1.00          2.49%       0.21%      (0.01)%    0.20%        2.30%        $  599,064
     0.00          $1.00          1.18%       0.22%      (0.02)%    0.20%        1.25%        $  293,653
     0.00          $1.00          0.86%       0.21%      (0.01)%    0.20%        0.86%        $  563,985

                  40 Wells Fargo Advantage Money Market Trusts


                          Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at August 31, 2009, was comprised of 98 separate series. These financial statements present the California Tax-Free Money Market Trust, Money Market Trust, and National Tax-Free Money Market Trust (each, a "Fund", collectively, the "Funds"). Each Fund, except for the California Tax-Free Money Market Trust, is a diversified series of the Trust. The California Tax-Free Money Market Trust is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through October 22, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

In accordance with Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability,

                  Wells Fargo Advantage Money Market Trusts 41


                          Notes to Financial Statements

based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in securities:

                                                                                 Significant
                                                            Significant Other   Unobservable     Total Fair
                                             Quoted Price   Observable Inputs      Inputs         Value as
INVESTMENT IN SECURITIES*                      (Level 1)        (Level 2)         (Level 3)     of 8/31/2009
-------------------------                    ------------   -----------------   ------------   --------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
   Commercial paper                               $0          $   36,425,000     $        0    $   36,425,000
   Debt securities issued by states in the
      U.S. and its political subdivisions          0             523,705,773              0    $  523,705,773
   TOTAL                                          $0          $  560,130,773     $        0    $  560,130,773
MONEY MARKET TRUST
   Commercial paper                               $0          $1,483,044,253     $8,819,720    $1,491,863,973
   Corporate debt securities                       0             301,943,451              0       301,943,451
   Debt securities issued by states in the
      U.S. and its political subdivisions          0             171,254,451              0       171,254,451
   Repurchase agreements                           0             144,600,000              0       144,600,000
   Other                                           0             483,010,976              0       483,010,976
   TOTAL                                          $0          $2,583,853,131     $8,819,720    $2,592,672,851
NATIONAL TAX-FREE MONEY MARKET TRUST
   Commercial paper                               $0          $   17,155,000     $        0    $   17,155,000
   Debt securities issued by states in the
      U.S. and its political subdivisions          0             420,395,408              0       420,395,408
   TOTAL                                          $0          $  437,550,408     $        0    $  437,550,408

* Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                      Money Market
                                                          Trust
                                                      ------------
BALANCE AS OF 02/28/2009                               $8,992,571
COMMERCIAL PAPER
   Accrued discounts (premiums)                                 0
   Realized gain (loss)                                         0
   Change in unrealized appreciation (depreciation)     (172,851)
   Net purchases (sales)                                        0
   Transfer in (out) of Level 3                                 0
BALANCE AS OF 08/31/2009                               $8,819,720

                  42 Wells Fargo Advantage Money Market Trusts


                         Notes to Financial Statements

                                                   Money Market Trust
                                                   ------------------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end
   of reporting period                                 $(172,851)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of the identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at August 31, 2009.

Management has analyzed each Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: February 28, 2006; February 28, 2007; February 29, 2008; February 28,
2009) are subject to examination by the Internal Revenue Service and state departments of revenue.

At February 28, 2009, the Funds' prior fiscal year-end, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                        Capital Loss
FUND                 Expiration Year   Carryforwards
----                 ---------------   -------------
MONEY MARKET TRUST         2017           $106,412

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles, ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance

                  Wells Fargo Advantage Money Market Trusts 43


                         Notes to Financial Statements

assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of August 31, 2009, the following Fund owned certain of these types of structured securities which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of the Fund's net assets invested in these securities:

                      Defaulted SIVs
FUND                 ($ Market Value)   % of Net Assets
----                 ----------------   ---------------
MONEY MARKET TRUST      $8,819,720            0.34

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the advisory contract, Funds Management does not receive a fee for providing those services.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                 Average         % of Average
            Daily Net Assets   Daily Net Assets
            ----------------   ----------------
ALL FUNDS   First $5 billion         0.17
            Next $5 billion          0.16
            Over $10 billion         0.15

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

              % of Average
            Daily Net Assets
            ----------------
ALL FUNDS         0.02

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

                  44 Wells Fargo Advantage Money Market Trusts


                         Notes to Financial Statements

CUSTODY AND FUND ACCOUNTING AGREEMENT

On August 10, 2009, the Funds entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street will be responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement"). Pursuant to the Custody and Fund Accounting Agreement, State Street will be entitled to an annual asset-based fee for domestic custody services for the Funds of 0.10 basis points of the complexwide net assets, and for certain specific transaction fees which are set forth in the Custody and Fund Accounting Agreement. State Street also will be entitled to a fee for global custody services for any non-US assets in the Funds, which is divided into an annual asset-based fee ranging from 1.00 basis points to 55.00 basis points of month-end assets held, and specific trading fees, both of which vary by country, and are also set forth in the Custody and Fund Accounting Agreement. Also pursuant to the Custody and Fund Accounting Agreement, State Street will be entitled to receive annual asset-based fees for providing fund accounting services to the Funds. State Street is expected to replace WFB and PNC as the Funds' custodian and fund accountant, respectively, on or about January 11, 2010.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six-month period ended August 31, 2009, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratio during the period was as follows:

             Net Operating
            Expense Ratios
            --------------
ALL FUNDS        0.20%

4. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On March 31, 2009, the U.S. Department of the Treasury (the "Treasury") announced a second extension of the Temporary Guarantee Program for Money Market Funds beginning on May 1, 2009 through September 18, 2009 (the "Extended Program"). On April 8, 2009, the Board of Trustees of Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively, the "Board") unanimously approved the participation of each money market fund in the Extended Program, except for the Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds").

Consistent with the Funds' participation in the initial three-month term and the first extension, the Extended Program applies only to shareholders of record of each Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

Participation in the Extended Program required a payment to the Treasury in the amount of either 0.015% or 0.023%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of each Fund as a whole, notwithstanding that the Extended Program applies to only shareholders of record as of September 19, 2008, as described above.

5. CONCENTRATION OF RISK

California Tax-Free Money Market Trust invests a substantial portion of it's assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

6. SUBSEQUENT EVENTS

On September 11, 2009, WFB, an affiliate of the Money Market Trust, purchased $4,966,689 of Victoria Finance LLC from the Fund at amortized cost (a price in excess of the security's current fair value). The excess of purchase price over current fair value amounted to $2,433,665 and will be treated as a reimbursement from affiliate for losses realized on securities.

                  Wells Fargo Advantage Money Market Trusts 45


                               Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"), and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                         Position Held and
Name and Age           Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
------------          ----------------------   ------------------------------------------------------------   -------------------
Peter G. Gordon       Trustee, since 1998;     Co-Founder, Chairman, President and CEO of Crystal Geyser      None
66                    Chairman, since 2005     Water Company.
                      (Lead Trustee since
                      2001)

Isaiah Harris, Jr.    Trustee, since 2009      Retired. Prior thereto, President and CEO of BellSouth         CIGNA Corporation;
56                                             Advertising and Publishing Corp. from 2005 to 2007,            Deluxe Corporation
                                               President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to
                                               2003. Currently a member of the Iowa State University
                                               Foundation Board of Governors and a member of the Advisory
                                               Board of Iowa State University School of Business.


Judith M. Johnson     Trustee, since 2008      Retired. Prior thereto, Chief Executive Officer and Chief      None
60                                             Investment Officer of Minneapolis Employees Retirement Fund
                                               from 1996 to 2008. Ms. Johnson is a certified public
                                               accountant and a certified managerial accountant.

David F. Larcker      Trustee, since 2009      James Irvin Miller Professor of Accounting at the Graduate     None
58                                             School of Business, Stanford University. Director of
                                               Corporate Governance Research Program and Co-Director of The
                                               Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
                                               Business, Stanford University. Prior thereto, Ernst & Young
                                               Professor of Accounting at The Wharton School, University of
                                               Pennsylvania from 1985 to 2005.

                  46 Wells Fargo Advantage Money Market Trusts


                               Other Information

                        Position Held and
Name and Age           Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
------------          ----------------------   ------------------------------------------------------------   -------------------
Olivia S. Mitchell    Trustee, since 2006      Professor of Insurance and Risk Management, Wharton School,    None
56                                             University of Pennsylvania. Director of the Boettner Center
                                               on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                               associate, National Bureau of Economic Research.

Timothy J. Penny      Trustee, since 1996      President and CEO of Southern Minnesota Initiative             None
57                                             Foundation, a non-profit organization since 2007 and Senior
                                               Fellow at the Humphrey Institute Policy Forum at the
                                               University of Minnesota since 1995. Member of the Board of
                                               Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke     Trustee, since 1996      Principal of the law firm of Willeke & Daniels. General        None
69                                             Counsel of the Minneapolis Employees Retirement Fund from
                                               1984 to present.

OFFICERS

                        Position Held and
Name and Age           Length of Service(2)            Principal Occupations During Past Five Years           Other Directorships
------------          ----------------------   ------------------------------------------------------------   -------------------
Karla M. Rabusch      President, since 2003    Executive Vice President of Wells Fargo Bank, N.A. and         None
50                                             President of Wells Fargo Funds Management, LLC since 2003.
                                               Senior Vice President and Chief Administrative Officer of
                                               Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman      Secretary, since 2000;   Senior Vice President and Secretary of Wells Fargo Funds       None
49                    Chief Legal Officer,     Management, LLC since 2001. Managing Counsel of Wells Fargo
                      since 2003               Bank, N.A. since 2000.

David Berardi(3)      Treasurer and            Vice President of Evergreen Investment Management Company,     None
34                    Assistant Treasurer,     LLC since 2008. Assistant Vice President of Evergreen
                      since 2009               Investment Services, Inc. from 2004 to 2008. Manager of Fund
                                               Reporting and Control for Evergreen Investment Management
                                               Company, LLC since 2004.

Jeremy DePalma(3)     Treasurer and            Senior Vice President of Evergreen Investment Management       sNone
35                    Assistant Treasurer,     Company, LLC since 2008. Vice President, Evergreen
                      since 2009               Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                               President, Evergreen Investment Services, Inc. from 2000 to
                                               2004 and the head of the Fund Reporting and Control Team
                                               within Fund Administration since 2005.

Debra Ann Early       Chief Compliance         Chief Compliance Officer of Wells Fargo Funds Management,      None
45                    Officer, since 2007      LLC since 2007. Chief Compliance Officer of Parnassus
                                               Investments from 2005 to 2007. Chief Financial Officer of
                                               Parnassus Investments from 2004 to 2007. Senior Audit
                                               Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective June 1, 2009.

                  Wells Fargo Advantage Money Market Trusts 47


                               Other Information

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET TRUST, MONEY MARKET TRUST AND NATIONAL TAX-FREE MONEY MARKET TRUST

The Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons"of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required to annually review and consider the continuation of the investment advisory and sub-advisory agreements. During the six months covered by this report, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Trust, National Tax-Free Money Market Trust and Money Market Trust (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 27, 2009, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 27, 2009, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees'independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the median performance of a universe of mutual funds that was determined by Lipper Inc. ("Lipper") to be similar to each Fund (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each Fund was better than the median performance of each Fund's Universe for all time periods.

                  48 Wells Fargo Advantage Money Market Trusts


                               Other Information

The Board received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratios and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 fees, service fees, fee waivers/caps and/or expense reimbursements. The Board also considered these fees in comparison to the median fees of a narrower group of mutual funds that was determined by Lipper to be similar to the Funds (the "Expense Group") and to other comparative data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Expense Group. The Board noted that the net operating expense ratios for each Fund was lower than, or in range of each Fund's Expense Group's median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Expense Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, or not appreciably higher than, the median rates of each Fund's respective Expense Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Expense Group, and reasonable in relation to the services provided.

The Board also concluded that the Sub-Advisory Agreement Rates were reasonable in relation to the services provided.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to all Wells Fargo businesses of providing services to each Fund and the Fund complex as a whole. The Board also considered related information provided by Funds management in a separate presentation on financial matters made at the February 2009 Board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to each Fund and the Fund complex as a whole were not unreasonable. The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Funds was not a material factor in determining whether to renew the investment sub-advisory agreement. The Board noted that the profitability of Wells Capital Management, which is affiliated with Funds Management, was included in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding economies of scale with respect to the management of the Funds, including whether the Funds have appropriately benefited from any economies of scale and the potential for future realization of economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders.

                  Wells Fargo Advantage Money Market Trusts 49


                               Other Information

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                  50 Wells Fargo Advantage Money Market Trusts


                             List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
ETF   -- Exchange-Traded Fund
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Company
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MMD   -- Municipal Market Data
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
SPDR  -- Standard & Poor's Depositary Receipts
STIT  -- Short-Term Investment Trust
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

(REDUCE CLUTTER. SAVE TREES. LOGO) REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

WELLS ADVANTAGE
FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS

P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                 (LOGO)
                                                       Printed on Recycled paper

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    118016 10-09
                                                               SMMF/SAR119 08-09

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
===============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
==============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
==========================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
==================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11. CONTROLS AND PROCEDURES
=================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                 Wells Fargo Funds Trust



                                                 By:    /s/ Karla M. Rabusch
                                                        ------------------------
                                                        Karla M. Rabusch
                                                        President

                                                 Date: January 26, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                 By:   /s/ Karla M. Rabusch
                                                       -------------------------
                                                       Karla M. Rabusch
                                                       President

                                                 Date: January 26, 2010



                                                 By:   /s/ Jeremy M. DePalma
                                                       -------------------------
                                                       Jeremy M. DePalma
                                                       Treasurer

                                                 Date: January 26, 2010



                                                 By:   /s/ David S. Berardi
                                                       -------------------------
                                                       David S. Berardi
                                                       Treasurer

                                                 Date: January 26, 2010